UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08894

JNL Series Trust

(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan 48951

(Address of principal executive offices)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606

(Mailing address)

Steven J. Fredricks

Jackson National Asset Management, LLC

225 West Wacker Drive, Suite 1200

Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 338-5800

Date of Fiscal Year End: December 31

Date of Reporting Period: December 31, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1.  Report to Shareholders

ANNUAL REPORT

December 31, 2013

• JNL ® Series Trust

• JNL Variable Fund LLC

This report is for the general information of qualified and nonqualified plan participants, as well as contract/policy owners of the PerspectiveSM, Perspective II®, Perspective AdvisorsSM, Perspective Advisors IISM, Perspective L Series, Perspective Rewards®, CuriangardSM, Perspective AdvantageSM, Perspective Focus®, Perspective Investor VUL®, Ultimate Investor® VUL, Jackson AdvisorSM VUL, Defined Strategies Variable Annuity®, Fifth Third Perspective, Retirement Latitudes®, Elite Access®, Perspective (New York), Perspective II (New York), Perspective Advisors II (New York), Perspective L Series (New York), Curiangard (New York), Perspective Advisors (New York), Perspective Focus (New York), Perspective Investor VUL (New York), Perspective Rewards (New York) and Elite Access (New York). Not all the portfolios are available in all of the products. Jackson is the marketing name for Jackson National Life Insurance Company (Home Office: Lansing, Michigan) and Jackson National Life Insurance Company of New York® (Home Office: Purchase, New York).

Issued by Jackson National Life Insurance Company 1 Corporate Way, Lansing, MI 48951

JNL Series Trust and JNL Variable Fund LLC

December 31, 2013

President’s Letter

Dear Fellow Investor,

Enclosed is the annual report for the JNL Series Trust and JNL Variable Fund LLC for the year ended December 31, 2013, together with Management’s Discussion of Fund Performance for each of the Funds.

Throughout 2013, U.S. equity markets favored the opportunistic investor. Investors remained confident through 2013 due to a modestly improving economy, and ongoing stimulus from the U.S. Federal Reserve (“Fed”). The unemployment rate decreased from 7.9% at the start of the year to 6.7% by year end, with an average of 182,000 jobs added each month. The U.S. gross domestic product grew at a 4.1% annual rate in the third quarter, compared to 3.1% growth in the same period last year. The housing market also continued to show signs of significant recovery during 2013 with increased home sales and reductions in foreclosures.

As a result of these positive trends, consumer confidence rose to a 5 1/2 year high with consumers attributing the improvement to more favorable economic conditions, as reported by the U.S. Consumer Confidence Index. The index, which had decreased in November to 72.0, rebounded in December to 78.1 (benchmark 1985 = 100), nearly reaching levels recorded before the 16 day U.S. government shutdown in October.

U.S. equities rallied strongly as 2013 drew to a close, surpassing previous all time highs attained during the first quarter. It maintained this positive trend despite uncertainty due to the government shutdown and potential debt ceiling crisis in October as well as the Fed’s December announcement that it will slowly dial back its unprecedented stimulus program in 2014. The steady increase resulted in the Standard & Poor’s 500® Index (“S&P 500”) posting 45 record closings in 2013 and its best total return (32.39%) since a 33.36% jump in 1997. During the same period, the Dow Jones Industrial Average’s (“DJIA”) total return was 29.65%, its best performance since 1995. The NASDAQ Composite Index (“NASDAQ”) returned a remarkable 40.12%.

In a departure from 2012 trends, international equities lagged at the outset of 2013 with negative returns in both emerging and developed markets. However, improving economic conditions, particularly in Europe and Japan, spurred positive total returns in 2013 for the Morgan Stanley Capital International (“MSCI”) World Index (26.68%) and the MSCI EAFE Index (22.78%). Emerging markets, in contrast, could not overcome the impact of a strengthening U.S. dollar and fears of economic slowdowns in key emerging economies, and finished the year down -2.60%, as measured by the MSCI Emerging Markets Index.

Due to improving economic conditions in the U.S. and concerns over a downshifting of the Fed’s stimulus plan, most U.S. fixed income investments posted losses during 2013. U.S Treasuries delivered a total return of -2.75%, as measured by the Barclays Capital U.S. Treasury Index, and the broader fixed-income markets produced a total return of -2.02%, as measured by the Barclays Capital U.S. Aggregate Bond Index. High yield corporate bonds were the only positive highlight of the fixed income market, with total return gains of 7.44%, as measured by the Barclays Capital U.S. Corporate High Yield Bond Index.

The performance of the alternatives market was varied, with equity based assets and strategies performing stronger than other sectors. Equity based strategies performed well as the Hedge Fund Research, Inc. Equity Hedged (Total) Index increased by 14.44% in 2013. On the other hand, volatile trend patterns negatively impacted the performance of select commodities, currencies and trend following strategies in 2013. Notably, listed private equity yielded some of the best results of any asset class with the S&P Listed Private Equity Index returning 37.19%. Private equity yields were driven by a robust IPO market providing a strong tailwind for company valuations.

Thank you for choosing Jackson for your investment needs.

Mark D. Nerud

President and Chief Executive Officer

JNL Series Trust

JNL Variable Fund LLC

JNL American Master Feeder Funds Capital Research and Management Company (Unaudited)

JNL/American Funds Blue Chip Income and Growth Fund

Portfolio Manager Commentary: For the year ended December 31, 2013, JNL/American Funds Blue Chip Income and Growth Fund outperformed its benchmark by posting a return of 32.43% for Class A shares compared to 32.39% for the S&P 500 Index.

The Fund seeks both income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing through exclusive investment in the shares of American Funds Insurance Series – Blue Chip Income and Growth Fund Class 1 (“Master Fund”). The performance of the Fund is directly related to the performance of the Master Fund. The financial statements of the Master Fund, including the Schedule of Investments and portfolio manager commentary, are provided separately and should be read in conjunction with the Fund’s financial statements.

JNL/American Funds Global Bond Fund

Portfolio Manager Commentary: For the year ended December 31, 2013, JNL/American Funds Global Bond Fund underperformed its benchmark by posting a return of -2.95% for Class A shares compared to -2.60% for the Barclays Capital Global Aggregate Bond Index.

The Fund seeks, over the long term, a high level of total return consistent with prudent investment management through exclusive investment in the shares of the American Funds Insurance Series – Global Bond Fund Class 1 (“Master Fund”). The performance of the Fund is directly related to the performance of the Master Fund. The financial statements of the Master Fund, including the Schedule of Investments and portfolio manager commentary, are provided separately and should be read in conjunction with the Fund’s financial statements.

JNL/American Funds Global Small Capitalization Fund

Portfolio Manager Commentary: For the year ended December 31, 2013, JNL/American Funds Global Small Capitalization Fund underperformed its benchmark by posting a return of 27.90% for Class A shares compared to 28.66% for the MSCI All Country World Small Cap Index.

The Fund seeks growth of capital over time through exclusive investment in the shares of American Funds Insurance Series – Global Small

Capitalization Fund Class 1 (“Master Fund”). The performance of the Fund is directly related to the performance of the Master Fund. The financial statements of the Master Fund, including the Schedule of Investments and portfolio manager commentary, are provided separately and should be read in conjunction with the Fund’s financial statements.

JNL/American Funds Growth-Income Fund

Portfolio Manager Commentary: For the year ended December 31, 2013, JNL/American Funds Growth-Income Fund outperformed its benchmark by posting a return of 32.93% for Class A shares compared to 32.39% for the S&P 500 Index.

The Fund seeks long term growth of capital and income through exclusive investment in the shares of American Funds Insurance Series –  Growth-

Income Fund Class 1 (“Master Fund”). The performance of the Fund is directly related to the performance of the Master Fund. The financial statements of the Master Fund, including the Schedule of Investments and portfolio manager commentary, are provided separately and should be read in conjunction with the Fund’s financial statements.

JNL/American Funds International Fund

Portfolio Manager Commentary: For the year ended December 31, 2013, JNL/American Funds International Fund outperformed its benchmark by posting a return of 21.10% for Class A shares compared to 15.29% for the MSCI All Country World ex USA Index.

The Fund seeks long term growth of capital through exclusive investment in the shares of American Funds Insurance Series – International Fund

Class 1 (“Master Fund”). The performance of the Fund is directly related to the performance of the Master Fund. The financial statements of the Master Fund, including the Schedule of Investments and portfolio manager commentary, are provided separately and should be read in conjunction with the Fund’s financial statements.

JNL/American Funds New World Fund

Portfolio Manager Commentary: For the year ended December 31, 2013, JNL/American Funds New World Fund underperformed one of its benchmarks by posting a return of 10.88% for Class A shares compared to 22.80% for the MSCI All Country World Index and outperformed its other benchmark, the MSCI Emerging Markets Index, which returned -2.60%.

The Fund seeks long term capital appreciation through exclusive investment in the shares of American Funds Insurance Series – New World Fund

Class 1 (“Master Fund”). The performance of the Fund is directly related to the performance of the Master Fund. The financial statements of the Master Fund, including the Schedule of Investments and portfolio manager commentary, are provided separately and should be read in conjunction with the Fund’s financial statements.

JNL American Master Feeder Funds (continued) Capital Research and Management Company (Unaudited)

JNL/American Funds Blue Chip Income and Growth Fund (Class A)

Average Annual Total Returns* for Class A Shares
1 Year	32.43%
Since Inception	12.53%
(Inception date May 3, 2010)

Average Annual Total Returns* for Class B Shares
1 Year	32.51%
Since Inception	12.75%
(Inception date May 3, 2010)

JNL/American Funds Global Bond Fund (Class A)

Average Annual Total Returns* for Class A Shares
1 Year	-2.95%
Since Inception	3.12%
(Inception date May 3, 2010)

Average Annual Total Returns* for Class B Shares
1 Year	-2.72%
Since Inception	3.40%
(Inception date May 3, 2010)

JNL/American Funds Global Small Capitalization Fund (Class A)

Average Annual Total Returns* for Class A Shares
1 Year	27.90%
Since Inception	8.64%
(Inception date May 3, 2010)

Average Annual Total Returns* for Class B Shares
1 Year	28.03%
Since Inception	8.86%
(Inception date May 3, 2010)

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

*The Fund’s investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which they would have been lower.

JNL American Master Feeder Funds (continued) Capital Research and Management Company (Unaudited)

JNL/American Funds Growth-Income Fund (Class A)

Average Annual Total Returns* for Class A Shares
1 Year	32.93%
Since Inception	13.43%
(Inception date May 3, 2010)

Average Annual Total Returns* for Class B Shares
1 Year	33.11%
Since Inception	13.64%
(Inception date May 3, 2010)

JNL/American Funds International Fund (Class A)

Average Annual Total Returns* for Class A Shares
1 Year	21.10%
Since Inception	7.89%
(Inception date May 3, 2010)

Average Annual Total Returns* for Class B Shares
1 Year	21.24%
Since Inception	8.14%
(Inception date May 3, 2010)

JNL/American Funds New World Fund (Class A)

Average Annual Total Returns* for Class A Shares
1 Year	10.88%
Since Inception	6.68%
(Inception date May 3, 2010)

Average Annual Total Returns* for Class B Shares
1 Year	11.09%
Since Inception	6.90%
(Inception date May 3, 2010)

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

*The Fund’s investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which they would have been lower.

JNL Institutional Alt Funds Jackson National Asset Management, LLC (Unaudited)

Market Summary: Against a backdrop of improving, albeit modest economic growth, benign inflation and political uncertainty, U.S. stocks posted their strongest annual returns in 18 years, as the Russell 3000 Index surged 33.55%. Strong gains in the U.S. stock market were fueled by diminishing tail risks and supportive monetary policy, as the U.S. Federal Reserve (“Fed”) continued with quantitative easing and support for low interest rates. International equities rallied as the Eurozone exited recession and Japan’s growth accelerated. The MSCI All Country World ex USA Index returned 15.29%, although there was a large dichotomy of returns between developed markets, as measured by the MSCI EAFE Index which gained 22.78%, and emerging markets that returned -2.60% as measured by the MSCI Emerging Markets Index. The MSCI All Country World Index, a proxy for global equities, returned 22.80% during the year.

Bonds were negatively affected by rising interest rates, as improving economic conditions and the tapering of bond purchases by the Fed helped push 10-year Treasury yields form 1.86% to 3.04% during the year. The Barclays Capital U.S. Aggregate Bond Index returned -2.02%, marking its first negative annual return since 1999.

JNL Institutional Alt Funds

Portfolio Manager Commentary: The investment objective of JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund and JNL Institutional Alt 65 Fund (collectively “JNL Institutional Alt Funds”) is long term growth of capital and income. Each Fund seeks to achieve its objective by investing in shares of a diversified group of affiliated Funds (“underlying funds”). The underlying funds in which each Fund may invest are a separate series of JNL Series Trust, JNL Variable Fund LLC and Curian Variable Series Trust. Each JNL Institutional Alt Fund has a target percentage allocation among the underlying funds that are categorized as investing in traditional asset classes and non-traditional asset classes. The Schedules of Investments and Financial Statements for the underlying funds are available at jackson.com or on the SEC’s website at www.sec.gov.

JNL Institutional Alt Funds are structured in order of priority to fulfill three primary roles: navigate rising rate environment; variable exposure to equity beta; and tactical deployment of inflation defense.

For the JNL Institutional Alt Funds during the year, Curian/DoubleLine Total Return Fund and JNL/PPM America Floating Rate Income Fund were added to structurally lower the duration of the fixed income exposure of the Funds. We plan to maintain this posture into next year as a defense against rising interest rates. In addition, positions in Curian/UBS Global Long Short Fixed Income Opportunities Fund, Curian/BlackRock Global Long Short Credit Fund and Curian Long Short Credit Fund were increased to supplement the flexibility of fixed income exposures. Strategic allocations to commodities were reduced recognizing the current absence of inflationary pressure. We favor global macro and managed future allocations for a more tactical approach to inflation defense.

JNL Institutional Alt 20 Fund

Portfolio Composition†:

Domestic Equity	31.3%
Domestic Fixed Income	20.1
Alternative	19.6
International Equity	13.1
Global Fixed Income	9.3
Emerging Markets Equity	5.0
International Fixed Income	1.6

Total Investments	100.0%

†Total Investments at December 31, 2013

JNL Institutional Alt 20 Fund allocates approximately 80% of its assets to underlying funds that invest primarily in traditional asset classes, allocating approximately 20% to 40% in fixed income securities, 20% to 40% in U.S. equity securities and 5% to 30% in international securities. In addition, the Fund allocates approximately 20% of its assets to underlying funds that invest primarily in non-traditional asset classes.

For the year ended December 31, 2013, JNL Institutional Alt 20 Fund outperformed its blended benchmark by posting a return of 13.88% for Class A shares compared to the blended return of 12.32% for the 60% MSCI All Country World Index and 40% Barclays Capital U.S. Aggregate Bond Index. The Fund underperformed the MSCI All Country World Index, which returned 22.80% and outperformed the Barclays Capital U.S. Aggregate Bond Index, which returned -2.02%.

Asset allocation was the main determinant of performance with stocks far outpacing bonds and most alternative categories.

A lower allocation to bonds and an emphasis on the credit sector contributed to the outperformance. JNL/PPM America High Yield Bond

Fund and JNL/Franklin Templeton Global Multisector Bond Fund posted annual returns of 8.20% and 3.53%, respectively, deviating from the negative returns of the broad bond market.

U.S. biased equity holdings helped the equity allocation excel. Top individual performers included Curian/DFA U.S. Micro Cap Fund (+43.64%), JNL/Mellon Capital Nasdaq 25 Fund (+41.10%) and JNL/Mellon Capital S&P 24 Fund (+40.51%), which all had a significant advantage over the MSCI All Country World Index in 2013.

JNL/Red Rocks Listed Private Equity Fund and JNL/Brookfield Global Infrastructure Fund were the main contributors in the alternative allocation generating 41.66% and 23.43%, respectively, during the year. Commodities, managed futures and convertible bonds provided diversification and outpaced bonds during the year.

Curian/Van Eck International Gold Fund (-47.90%) and JNL/PIMCO Real Return Fund (-9.13%) were the biggest detractors to the Fund in the low inflationary environment.

JNL Institutional Alt 35 Fund

Portfolio Composition†:

Alternative	34.2%
Domestic Equity	25.2
Domestic Fixed Income	14.5
International Equity	13.2
Global Fixed Income	6.8
Emerging Markets Equity	5.0
International Fixed Income	1.1

Total Investments	100.0%

†Total Investments at December 31, 2013

JNL Institutional Alt 35 Fund allocates approximately 65% of its assets to underlying funds that invest primarily in traditional asset classes,

allocating approximately 15% to 35% in fixed income securities, 15% to 35% in U.S. equity securities and 5% to 25% in international securities. In addition, the Fund allocates approximately 35% of its assets to underlying funds that invest primarily in the non-traditional asset classes.

For the year ended December 31, 2013, JNL Institutional Alt 35 Fund underperformed its blended benchmark by posting a return of 12.46% for Class A shares compared to the blended return of 14.87% for the 70% MSCI All Country World Index and 30% Barclays Capital U.S. Aggregate Bond Index. The Fund underperformed the MSCI All Country World Index, which returned 22.80% and outperformed the Barclays Capital U.S. Aggregate Bond Index, which returned -2.02%.

Asset allocation was the main determinant of performance with stocks far outpacing bonds and most alternative categories.

A lower allocation to bonds and an emphasis on the credit sector contributed to performance. JNL/PPM America High Yield Bond Fund and JNL/Franklin Templeton Global Multisector Bond Fund posted annual returns of 8.20% and 3.53%, respectively, deviating from the negative returns of the broad bond market.

U.S. biased equity holdings helped the equity allocation excel. However, a 26% equity underweight to the benchmark detracted from relative performance. Top individual performers included Curian/DFA U.S. Micro Cap Fund (+43.64%), JNL/Mellon Capital Nasdaq 25 Fund (+41.10%) and JNL/Mellon Capital S&P 24 Fund (+40.51%), which all had a significant advantage over the MSCI All Country World Index in 2013.

JNL Institutional Alt Funds (continued) Jackson National Asset Management, LLC (Unaudited)

JNL/Red Rocks Listed Private Equity Fund and JNL/Brookfield Global Infrastructure Fund were the main contributors in the alternative allocation generating 41.66% and 23.43%, respectively, during the year. Commodities, managed futures and convertible bonds provided diversification and outpaced bonds during the year.

Curian/Van Eck International Gold Fund (-47.90%) and JNL/PIMCO Real Return Fund (-9.13%) were the biggest detractors to the Fund in the low inflationary environment.

JNL Institutional Alt 50 Fund

Portfolio Composition†:

Alternative	49.3%
Domestic Equity	19.4
Domestic Fixed Income	11.5
International Equity	10.1
Global Fixed Income	5.3
Emerging Markets Equity	3.5
International Fixed Income	0.9

Total Investments	100.0%

†Total Investments at December 31, 2013

JNL Institutional Alt 50 Fund allocates approximately 50% of its assets to underlying funds that invest primarily in traditional asset classes, allocating approximately 10% to 30% in fixed income securities, 10% to 35% in U.S. equity securities and 5% to 20% in international securities. In addition, the Fund allocates approximately 50% of its assets to underlying funds that invest primarily in non-traditional asset classes.

For the year ended December 31, 2013, JNL Institutional Alt 50 Fund underperformed its blended benchmark by posting a return of 10.35% for Class A shares compared to the blended return of 16.16% for the 75% MSCI All Country World Index and 25% Barclays Capital U.S. Aggregate Bond Index. The Fund underperformed the MSCI All Country World Index, which returned 22.80% and outperformed the Barclays Capital U.S. Aggregate Bond Index, which returned -2.02%.

Asset allocation was the main determinant of performance with stocks far outpacing bonds and most alternative categories.

A lower allocation to bonds and an emphasis on the credit sector contributed to performance. JNL/PPM America High Yield Bond Fund and JNL/Franklin Templeton Global Multisector Bond Fund posted annual returns of 8.20% and 3.53%, respectively, deviating from the negative returns of the broad bond market.

U.S. biased equity holdings helped the equity allocation excel. However, a 42% equity underweight to the benchmark detracted from relative performance. Top individual performers included Curian/DFA U.S. Micro Cap Fund (+43.64%), JNL/Mellon Capital Nasdaq 25 Fund (+41.10%) and JNL/Mellon Capital S&P 24 Fund (+40.51%), which all had a significant advantage over the MSCI All Country World Index in 2013.

JNL/Red Rocks Listed Private Equity Fund and JNL/Brookfield Global Infrastructure Fund were the main contributors in the alternative allocation generating 41.66% and 23.43%, respectively, during the year. Commodities, managed futures and convertible bonds provided diversification and outpaced bonds during the year.

Curian/Van Eck International Gold Fund (-47.90%) and JNL/PIMCO Real Return Fund (-9.13%) were the biggest detractors to the Fund in the low inflationary environment.

JNL Institutional Alt 65 Fund

Portfolio Composition†:

Alternative	64.6%
Domestic Equity	14.3
International Equity	9.2
Domestic Fixed Income	5.8
Emerging Markets Equity	3.0
Global Fixed Income	2.7
International Fixed Income	0.4

Total Investments	100.0%

†Total Investments at December 31, 2013

JNL Institutional Alt 65 Fund allocates approximately 35% of its assets to underlying funds that invest primarily in traditional asset classes, allocating approximately 5% to 20% in fixed income securities, 5% to 25% in U.S. equity securities and 0% to 15% in international securities. In addition, the Fund allocates approximately 65%

of its assets to underlying funds that invest primarily in non-traditional asset classes.

For the year ended December 31, 2013, JNL Institutional Alt 65 Fund underperformed its blended benchmark by posting a return of 9.50% for Class A shares compared to the blended return of 17.47% for the 80% MSCI All Country World Index and 20% Barclays Capital U.S. Aggregate Bond Index. The Fund underperformed the MSCI All Country World Index, which returned 22.80% and outperformed the Barclays Capital U.S. Aggregate Bond Index, which returned -2.02%.

Asset allocation was the main determinant of performance with stocks far outpacing bonds and most alternative categories.

A lower allocation to bonds and an emphasis on the credit sector contributed to performance. JNL/PPM America High Yield Bond Fund and JNL/Franklin Templeton Global Multisector Bond Fund posted annual returns of 8.20% and 3.53%, respectively, deviating from the negative returns of the broad bond market.

U.S. biased equity holdings helped the equity allocation excel. However, a 53% equity underweight to the benchmark detracted from relative performance. Top individual performers included Curian/DFA U.S. Micro Cap Fund (+43.64%), JNL/Mellon Capital Nasdaq 25 Fund (+41.10%) and JNL/Mellon Capital S&P 24 Fund (+40.51%), which all had a significant advantage over the MSCI All Country World Index in 2013.

JNL/Red Rocks Listed Private Equity Fund and JNL/Brookfield Global Infrastructure Fund were the main contributors in the alternative allocation generating 41.66% and 23.43%, respectively, during the year. Commodities, managed futures and convertible bonds provided diversification and outpaced bonds during the year.

Curian/Van Eck International Gold Fund (-47.90%) and JNL/PIMCO Real Return Fund (-9.13%) were the biggest detractors to the Fund in the low inflationary environment.

JNL Institutional Alt Funds (continued) Jackson National Asset Management, LLC (Unaudited)

JNL Institutional Alt 20 Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	13.88%
Since Inception	12.88%
(Inception date April 6, 2009)

JNL Institutional Alt 35 Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	12.46%
Since Inception	13.52%
(Inception date April 6, 2009)

JNL Institutional Alt 50 Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	10.35%
Since Inception	13.47%
(Inception date April 6, 2009)

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL Institutional Alt Funds (continued) Jackson National Asset Management, LLC (Unaudited)

JNL Institutional Alt 65 Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	9.50%
Since Inception	13.99%
(Inception date April 6, 2009)

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL American Fund of Funds Jackson National Asset Management, LLC (Unaudited)

JNL American Fund of Funds

Portfolio Manager Commentary: Each Fund seeks to achieve its objective by investing in shares of a diversified group of affiliated Funds (“underlying funds”). The underlying funds in which each Fund may invest are a separate series of American Funds Insurance Series. The Schedules of Investments and Financial Statements for the underlying funds are available on the SEC’s website at www.sec.gov.

There were no significant allocation changes during the year. At year end, both the Funds were positioned with a roughly neutral allocation to equities and fixed income, relative to their blended benchmarks. Within equities, the Funds are positioned with a slight overweight towards large cap and growth equities. Within fixed income, the Funds remain overweight to high yield bonds and global bonds.

JNL/American Funds Balanced Allocation Fund

Portfolio Composition†:

Domestic Equity	32.3%
Domestic Fixed Income	31.9
Global Equity	17.6
Global Fixed Income	8.0
Emerging Markets Equity	7.4
International Equity	2.8

Total Investments	100.0%

†Total Investments at December 31, 2013

The investment objective of JNL/American Funds Balanced Allocation Fund is to seek a balance between current income and growth of capital. The Fund allocates approximately 50% to 80% of its assets to underlying funds that invest primarily in equity securities and 20% to 50% to underlying funds that invest primarily in fixed income securities.

For the year ended December 31, 2013, JNL/American Funds Balanced Allocation Fund outperformed it blended benchmark by posting a return of 15.26% for Class A shares compared to the blended return of 14.78% for the 40% Russell 3000 Index, 40% Barclays Capital U.S. Aggregate Bond Index and 20% MSCI All Country World ex USA Index. The Fund underperformed the Russell 3000 Index and MSCI All Country World ex USA Index, which returned 33.55% and 15.29%, respectively, and outperformed the Barclays Capital U.S. Aggregate Bond Index, which returned -2.02%.

The Fund outperformed its blended benchmark by 48 bps. The primary contributor to outperformance was positive manager selection, which added 175 bps to relative performance. Among the strongest performing Funds were the American Funds Insurance Series – New World Fund, which returned 11.66% versus -2.60% for the MSCI Emerging Market Index and the American Funds Insurance Series – Global Growth Fund, which returned 29.51% versus 22.80% for the MSCI All Country World Index. A secondary contributor to relative performance was the Fund’s overweight to high yield bonds within its fixed income sleeve. This overweight position contributed 107 bps to relative performance, as high yield bonds returned 7.44% versus -2.02% for investment grade bonds as measured by Barclays Capital U.S. Corporate High Yield Index and Barclays Capital U.S. Aggregate Bond Index, respectively.

Primary detractors from relative performance included the Fund’s overweight to emerging market equities and underweight to domestic small cap equities. Other detractors from relative performance included underperformance of American Funds Insurance Series – Growth Fund, American Funds Insurance Series – U.S. Government/AAA-Rated Bond Fund and American Funds Insurance Series – Global Small Capitalization Fund relative to their respective benchmarks.

JNL/American Funds Growth Allocation Fund

Portfolio Composition†:

Domestic Equity	39.5%
Global Equity	25.4
Domestic Fixed Income	13.3
Emerging Markets Equity	10.4
Global Fixed Income	6.7
International Equity	4.7

Total Investments	100.0%

†Total Investments at December 31, 2013

The investment objective of JNL/American Funds Growth Allocation Fund is to seek capital growth with secondary emphasis on current income. The Fund allocates approximately 70% to 100% of its assets to underlying funds that invest primarily in equity securities and 0% to 30% to underlying funds that invest primarily in fixed income securities.

For the year ended December 31, 2013, JNL/American Funds Growth Allocation Fund

outperformed its blended benchmark by posting a return of 20.86% for Class A shares compared to the blended return of 20.30% for the 50% Russell 3000 Index, 30% MSCI All Country World ex USA Index and 20% Barclays Capital U.S. Aggregate Bond Index. The Fund underperformed the Russell 3000 Index, which returned 33.55% and outperformed the MSCI All Country World ex USA Index and Barclays Capital U.S. Aggregate Bond Index, which returned 15.29% and -2.02%, respectively.

The Fund outperformed its blended benchmark by 56 bps. The primary contributor to outperformance was positive manager selection, which added 257 bps to relative performance. Among the strongest performing Funds were American Funds Insurance Series – New World Fund, which returned 11.66% versus -2.60% for the MSCI Emerging Market Index and American Funds Insurance Series – Global Growth Fund, which returned 29.51% versus 22.80% for the MSCI All Country World Index. A secondary contributor to relative performance was the Fund’s overweight to high yield bonds within its fixed income sleeve. This overweight position contributed 71 bps to relative performance, as high yield bonds returned 7.44% versus -2.02% for investment grade bonds as measured by Barclays Capital U.S. Corporate High Yield Index and Barclays Capital U.S. Aggregate Bond Index, respectively.

Primary detractors from relative performance included the Fund’s overweight to emerging market equities and underweight to domestic small cap equities. Other detractors from relative performance included underperformance of American Funds Insurance Series – Growth Fund, American Funds Insurance Series – U.S. Government/AAA-Rated Bond Fund and American Funds Insurance Series – Global Small Capitalization Fund relative to their respective benchmarks.

JNL American Fund of Funds (continued) Jackson National Asset Management, LLC (Unaudited)

JNL/American Funds Balanced Allocation Fund (Class A)

Average Annual Total Returns* for Class A Shares
1 Year	15.26%
Since Inception	11.58%
(Inception date April 30, 2012)

JNL/American Funds Growth Allocation Fund (Class A)

Average Annual Total Returns* for Class A Shares
1 Year	20.86%
Since Inception	14.93%
(Inception date April 30, 2012)

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

*The Fund’s investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which they would have been lower.

JNL Disciplined Funds Jackson National Asset Management, LLC (Unaudited)

JNL Disciplined Funds

Portfolio Manager Commentary: Each Fund seeks to achieve its investment objective by investing in shares of a diversified group of affiliated Funds (“underlying funds”). The underlying funds in which each Fund may invest are a separate series of JNL Series Trust, JNL Variable Fund LLC, JNL Investor Series Trust and Curian Variable Series Trust. The Schedules of Investments and Financial Statements for the underlying funds are available at jackson.com or on the SEC’s website at www.sec.gov.

The JNL Disciplined Funds were positioned with a roughly neutral allocation to equities and fixed income, relative to their blended benchmarks. Within equities, the Funds remain slightly overweight to domestic equities, overweight to emerging market equities and underweight to developed international equities. Within fixed income, the Funds remain underweight to government bonds and overweight to high yield bonds, global bonds and bank loans.

For the JNL Disciplined Funds during the year, overweight exposures to small and mid cap equities and high yield bonds were reduced, while exposure to large cap U.S. stocks, international equities, global bonds and mortgage-backed securities (“MBS”) was modestly increased. The Funds established a new position in the Curian/DoubleLine® Total Return Fund, which primarily invests in MBS, to help further diversify the Funds fixed income positioning and lower the duration (a measure of interest rate sensitivity) of the Funds. The Funds exited their positions in the JNL/T. Rowe Price Short-Term Bond Fund and the JNL/S&P Total Yield Fund.

JNL Disciplined Moderate Fund

Portfolio Composition†:

Domestic Equity	44.5%
Domestic Fixed Income	29.1
International Equity	9.6
Global Fixed Income	8.4
Emerging Markets Equity	6.4
International Fixed Income	2.0

Total Investments	100.0%

†Total Investments at December 31, 2013

The investment objective for JNL Disciplined Moderate Fund is to seek capital growth. Current income is a secondary objective. The Fund allocates approximately 40% to 80% of its assets to underlying funds that invest primarily in equity securities, 20% to 60% to underlying funds that invest primarily in fixed income securities and 0% to 20% to underlying funds that invest primarily in money market securities.

For the year ended December 31, 2013, JNL Disciplined Moderate Fund outperformed its blended benchmark by posting a return of 17.11% for Class A shares compared to the blended return of 14.78% for the 40% Russell 3000 Index, 40% Barclays Capital U.S. Aggregate Bond Index and 20% MSCI All Country World ex USA Index. The Fund underperformed the Russell 3000 Index, which returned 33.55% and outperformed the Barclays Capital U.S. Aggregate Bond Index and MSCI All Country World ex USA Index, which returned -2.02% and 15.29%, respectively.

The Fund outperformed its blended benchmark by 233 bps. The Fund’s outperformance was primarily attributable to positive manager selection within domestic equities, which contributed a total of 235 bps to relative performance. The strongest individual performers were JNL/S&P Competitive Advantage Fund, JNL/S&P Intrinsic Value Fund and JNL/S&P Total Yield Fund, which returned 42.94%, 49.95% and 51.68%, respectively, compared with the S&P 500 Index return of 32.39%. Other contributors to relative performance included the Fund’s overweight to high yield bonds and the strong performance from JNL/Franklin Templeton Global Multisector Bond Fund (+3.53%) relative to its benchmark.

The primary detractor from relative performance was the Fund’s overweight to emerging market equities, which significantly underperformed developed market equities. The MSCI Emerging Markets Index returned -2.60% versus the MSCI All Country World ex USA Index return of 15.29%. The overweight position detracted 120 bps from relative performance.

JNL Disciplined Moderate Growth Fund

Portfolio Composition†:

Domestic Equity	55.2%
Domestic Fixed Income	14.6
International Equity	14.1
Emerging Markets Equity	10.9
Global Fixed Income	4.2
International Fixed Income	1.0

Total Investments	100.0%

†Total Investments at December 31, 2013

The investment objective for JNL Disciplined Moderate Growth Fund is to seek capital growth and current income. The Fund allocates approximately 60% to 90% of its assets to underlying funds that invest primarily in equity securities, 10% to 40% to underlying funds that invest primarily in fixed income securities and 0% to 20% to underlying funds that invest primarily in money market securities.

For the year ended December 31, 2013, JNL Disciplined Moderate Growth Fund outperformed its blended benchmark by posting a return of 22.68% for Class A shares compared to the blended return of 20.30% for the 50% Russell 3000 Index, 30% MSCI All Country World ex USA Index and 20% Barclays Capital U.S. Aggregate Bond Index. The Fund underperformed the Russell 3000 Index, which returned 33.55% and outperformed the Barclays Capital U.S. Aggregate Bond Index and MSCI All Country World ex USA Index, which returned -2.02% and 15.29%, respectively.

The Fund outperformed its blended benchmark by 238 bps. The Fund’s outperformance was primarily attributable to solid manager selection within domestic equities, which contributed a total of 281 bps to relative performance. The strongest individual performers were JNL/S&P Competitive Advantage Fund, JNL/S&P

Intrinsic Value Fund and JNL/S&P Total Yield Fund, which returned 42.94%, 49.95% and 51.68%, respectively, compared with the S&P 500 Index return of 32.39%. Other contributors to relative performance included the Fund’s overweight to small and mid cap equities, overweight to high yield bonds and underweight to international equities.

The primary detractor from relative performance was the Fund’s overweight to emerging market equities, which significantly underperformed developed market equities. The MSCI Emerging Markets Index returned -2.60% versus the MSCI All Country World ex USA Index return of 15.29%. The overweight position detracted 215 bps from relative performance.

JNL Disciplined Growth Fund

Portfolio Composition†:

Domestic Equity	56.5%
International Equity	17.6
Emerging Markets Equity	15.9
Domestic Fixed Income	7.0
Global Fixed Income	2.0
International Fixed Income	1.0

Total Investments	100.0%

†Total Investments at December 31, 2013

The investment objective for JNL Disciplined Growth Fund is capital growth. The Fund allocates approximately 70% to 100% of its assets to underlying funds that invest primarily in equity securities, 0% to 30% to underlying funds that invest primarily in fixed income securities and 0% to 20% to underlying funds that invest primarily in money market securities.

For the year ended December 31, 2013, JNL Disciplined Growth Fund outperformed its blended benchmark by posting a return of 24.06% for Class A shares compared to the blended return of 23.15% for the 55% Russell 3000 Index, 35% MSCI All Country World ex USA Index and 10% Barclays Capital U.S. Aggregate Bond Index. The Fund underperformed the Russell 3000 Index, which returned 33.55% and outperformed the Barclays Capital U.S. Aggregate Bond Index and MSCI All Country World ex USA Index, which returned -2.02% and 15.29%, respectively.

JNL Disciplined Funds (continued) Jackson National Asset Management, LLC (Unaudited)

The Fund outperformed its blended benchmark by 91 bps. The Fund’s outperformance was primarily attributable to solid manager selection within domestic equities, which contributed a total of 282 bps to relative performance. The strongest individual performers were JNL/S&P Competitive Advantage Fund, JNL/S&P Intrinsic Value Fund and JNL/S&P Total Yield Fund, which returned

42.94%, 49.95% and 51.68%, respectively, versus the S&P 500 Index return of 32.39%. Other contributors to relative performance included the Fund’s overweight to small and mid cap equities, overweight to high yield bonds and underweight to international equities.

The primary detractor from relative performance was the Fund’s overweight to emerging market equities, which significantly underperformed developed market equities. The MSCI Emerging Markets Index returned -2.60% versus the MSCI All Country World ex USA Index return of 15.29%. The overweight position detracted 316 bps from relative performance.

JNL Disciplined Moderate Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	17.11%
5 Year	12.00%
Since Inception	4.78%
(Inception date January 16, 2007)

Jackson National Asset Management LLC assumed portfolio management responsibility on August 29, 2011.

JNL Disciplined Moderate Growth Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	22.68%
5 Year	14.08%
Since Inception	4.35%
(Inception date January 16, 2007)

Jackson National Asset Management LLC assumed portfolio management responsibility on August 29, 2011.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL Disciplined Funds (continued) Jackson National Asset Management, LLC (Unaudited)

JNL Disciplined Growth Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	24.06%
5 Year	14.25%
Since Inception	3.38%
(Inception date January 16, 2007)

Jackson National Asset Management LLC assumed portfolio management responsibility on August 29, 2011.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Fund of Funds Jackson National Asset Management, LLC (Unaudited)

JNL/Franklin Templeton Founding Strategy Fund

Portfolio Composition†:

Global Equity	66.8%
Domestic Balanced	33.2

Total Investments	100.0%

†Total Investments at December 31, 2013

For the year ended December 31, 2013, JNL/Franklin Templeton Founding Strategy Fund underperformed its blended benchmark by posting a return of 23.97% for Class A shares compared to the blended return of 24.09% for the 50% S&P 500 Index, 33% MSCI World Index and 17% Barclays Capital U.S. Aggregate Bond Index. The Fund underperformed the S&P 500 Index and MSCI World Index, which returned 32.39% and 26.68%, respectively. The Fund outperformed the Barclays Capital U.S. Aggregate Bond Index, which returned -2.02%.

The investment objective of JNL/Franklin Templeton Founding Strategy Fund is capital appreciation. The Fund seeks to achieve its objective by investing approximately equal allocations in the following underlying funds: JNL/Franklin Templeton Income Fund – its investment objective is to maximize income while maintaining prospects for capital appreciation; JNL/Franklin Templeton Global Growth Fund – its investment objective is long term capital growth; and JNL/Franklin Templeton Mutual Shares Fund – its investment objective is capital appreciation which may occasionally be short term and secondarily, income.

The performance of the underlying funds contributed proportionally to the performance of JNL/Franklin Templeton Founding Strategy Fund based on their relative weights. For the year ended December 31, 2013, JNL/Franklin Templeton Income Fund returned 14.08%, JNL/Franklin Templeton Global Growth Fund returned 30.35% and JNL/Franklin Templeton Mutual Shares Fund returned 28.29%. The underlying funds are a separate series of JNL Series Trust. The Schedules of Investments and Financial Statements for the underlying funds are available at jackson.com or on the SEC’s website at www.sec.gov.

JNL/Mellon Capital 10 x 10 Fund

Portfolio Composition†:

Domestic Equity	80.1%
International Equity	10.1
Domestic Fixed Income	9.8

Total Investments	100.0%

†Total Investments at December 31, 2013

For the year ended December 31, 2013, JNL/Mellon Capital 10 x 10 Fund underperformed its benchmark by posting a return of 27.70% for Class A shares compared to 33.55% for the Russell 3000 Index.

The investment objective of JNL/Mellon Capital 10 x 10 Fund is capital appreciation and income. The Fund seeks to achieve its objective by investing in approximate allocations in the following underlying funds: 50% JNL/Mellon Capital JNL 5 Fund – its investment objective is total return through capital appreciation and dividend income; 10% JNL/Mellon Capital S&P 500 Index Fund – its investment objective is to match the performance of the S&P 500 Index; 10% JNL/Mellon Capital S&P 400 MidCap Index Fund – its investment objective is to match the performance of the S&P 400 MidCap Index; 10% JNL/Mellon Capital Small Cap Index Fund – its investment objective is to match the performance of the Russell 2000 Index; 10% JNL/Mellon Capital International Index Fund – its investment objective is to match the performance of the MSCI EAFE Index; and 10% JNL/Mellon Capital Bond Index Fund – its investment objective is to match the performance of the Barclays Capital U.S. Aggregate Bond Index.

The performance of the underlying funds contributed proportionally to the performance of JNL/Mellon Capital 10 x 10 Fund based on their relative weights. For the year ended December 31, 2013, JNL/Mellon Capital JNL 5 Fund contributed most to the Fund’s performance with a Fund return of 31.68%. JNL/Mellon Capital Small Cap Index Fund returned 38.44%, JNL/Mellon Capital S&P 400 Mid Cap Index Fund returned 32.99%, JNL/Mellon Capital S&P 500 Index Fund returned 31.64% and JNL/Mellon Capital International Index Fund returned 21.43%. JNL/Mellon Capital Bond Index Fund detracted from the Fund’s performance with a Fund return of -2.73%. The underlying funds are a separate series of JNL Series Trust or JNL Variable Fund LLC. The Schedules of Investments and Financial Statements for the underlying funds are available at jackson.com or on the SEC’s website at www.sec.gov.

JNL/Mellon Capital Index 5 Fund

Portfolio Composition†:

Domestic Equity	60.2%
International Equity	20.2
Domestic Fixed Income	19.6

Total Investments	100.0%

†Total Investments at December 31, 2013

For the year ended December 31, 2013, JNL/Mellon Capital Index 5 Fund underperformed its benchmark by posting a return of 23.74% for Class A shares compared to 33.55% for the Russell 3000 Index.

The investment objective of JNL/ Mellon Capital Index 5 is capital appreciation. The Fund seeks to achieve its objective by investing in approximately equal allocations in the following underlying funds: JNL/Mellon Capital S&P 500 Index Fund – its investment objective is to match the performance of the S&P 500 Index; JNL/Mellon Capital S&P 400 MidCap Index Fund – its investment objective is to match the performance of the S&P 400 MidCap Index; JNL/Mellon Capital Small Cap Index Fund – its investment objective is to match the performance of the Russell 2000 Index; JNL/Mellon Capital International Index Fund – its investment objective is to match the performance of the MSCI EAFE Index; and JNL/Mellon Capital Bond Index Fund – its investment objective is to match the performance of the Barclays Capital U.S. Aggregate Bond Index.

The performance of the underlying funds contributed proportionally to the performance of the Fund based on their relative weights. For the year ended December 31, 2013, JNL/Mellon Capital Small Cap Index Fund contributed most to the Fund’s performance with a Fund return of 38.44%. JNL/Mellon Capital S&P 400 Mid Cap Index Fund returned 32.99%, JNL/Mellon Capital S&P 500 Index Fund returned 31.64% and JNL/Mellon Capital International Index Fund returned 21.43%. JNL/Mellon Capital Bond Index Fund detracted from the Fund’s performance with a Fund return of -2.73%. The underlying funds are a separate series of JNL Series Trust. The Schedules of Investments and Financial Statements for the underlying funds are available at jackson.com or on the SEC’s website at www.sec.gov.

JNL/S&P 4 Fund

Portfolio Composition†:

Domestic Equity	100.0%

Total Investments	100.0%

†Total Investments at December 31, 2013

For the year ended December 31, 2013, JNL/S&P 4 Fund outperformed its benchmark by posting a return of 43.63% for Class A shares compared to 32.39% for the S&P 500 Index.

The investment objective of JNL/S&P 4 Fund is capital appreciation. The Fund seeks to achieve its objective by investing approximately equal allocations in the following underlying funds: JNL/S&P Competitive Advantage Fund – its investment objective is capital appreciation; JNL/S&P Dividend Income & Growth Fund – its investment objective is capital appreciation with a secondary focus on current income; JNL/S&P Intrinsic Value Fund – its investment objective is capital appreciation; and JNL/S&P Total Yield Fund – its investment objective is capital appreciation.

The performance of the underlying funds contributed proportionately to the performance of JNL/S&P 4 Fund based on their relative weights. For the year ended December 31, 2013, JNL/S&P Total Yield Fund contributed most to the Fund’s performance with a Fund return of 51.68%. JNL/S&P Intrinsic Value Fund returned 49.95%, JNL/S&P Competitive Advantage Fund returned 42.94% and JNL/S&P Dividend Income & Growth Fund returned 30.78%. The underlying funds are a separate series of JNL Series Trust. The Schedules of Investments and Financial Statements for the underlying funds are available at jackson.com or on the SEC’s website at www.sec.gov.

Fund of Funds (continued) Jackson National Asset Management, LLC (Unaudited)

JNL/Franklin Templeton Founding Strategy Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	23.97%
5 Year	15.29%
Since Inception	3.99%
(Inception date January 16, 2007)

JNL/Mellon Capital 10 x 10 Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	27.70%
5 Year	16.03%
Since Inception	4.37%
(Inception date April 30, 2007)

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Fund of Funds (continued) Jackson National Asset Management, LLC (Unaudited)

JNL/Mellon Capital Index 5 Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	23.74%
5 Year	14.88%
Since Inception	5.21%
(Inception date April 30, 2007)

JNL/S&P 4 Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	43.63%
5 Year	23.33%
Since Inception	11.50%
(Inception date December 03, 2007)

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/S&P Funds Standard & Poor’s Investment Advisory Services LLC (Unaudited)

JNL/S&P Funds

Portfolio Manager Commentary: Each Fund seeks to achieve its objective by investing in shares of a diversified group of affiliated Funds (“underlying funds”). The underlying funds in which each Fund may invest are a separate series of JNL Series Trust, JNL Variable Fund LLC, JNL Investor Series Trust and Curian Variable Series Trust. The Schedules of Investments and Financial Statements for the underlying funds are available at jackson.com or on the SEC’s website at www.sec.gov.

During September 2013, Standard and Poor’s Investment Advisory Services LLC (“SPIAS”) recommended its latest asset allocation revisions in the

JNL/S&P Funds. SPIAS is overweighting equities by one percentage point relative to fixed income across the Funds. Relative to their benchmarks, there is an underweight allocation in both developed and developing international equities. The Funds reduced allocations in both real estate and commodities special equity funds. SPIAS increased holdings within domestic equities, favoring growth over value across all market capitalizations. Overall, the JNL/S&P Funds were underweight fixed income but maintained a bias towards domestic high yield.

JNL/S&P Managed Conservative Fund

Portfolio Composition†:

Domestic Fixed Income	67.6%
Domestic Equity	17.9
Global Fixed Income	7.6
International Fixed Income	2.9
International Equity	2.0
Emerging Markets Equity	1.0
Alternative	1.0

Total Investments	100.0%

†Total Investments at December 31, 2013

The investment objective for JNL/S&P Managed Conservative Fund is capital growth and current income. The Fund allocates approximately 10% to 30% of its assets to underlying funds that invest primarily in equity securities, 70% to 90% to underlying funds that invest primarily in fixed income securities and 0% to 30% to underlying funds that invest primarily in money market securities.

For the year ended December 31, 2013, JNL/S&P Managed Conservative Fund outperformed its blended benchmark by posting a return of 4.52% for Class A shares compared to the blended return of 3.78% for the 80% Barclays Capital U.S. Aggregate Bond Index, 15% S&P 500 Index and 5% MSCI EAFE Index. The Fund underperformed the S&P 500 Index and MSCI EAFE Index, which returned 32.39% and 22.78%, respectively, and outperformed the Barclays Capital U.S. Aggregate Bond Index, which returned -2.02%.

Relative to the MSCI EAFE Index, the leading international equity contributors to performance were JNL/Invesco International Growth Fund and JNL/JPMorgan International Value Fund while JNL/Lazard Emerging Markets Fund slightly detracted from performance.

Relative to the S&P 500 Index, the leading domestic equity contributors to performance were allocations to JNL/T. Rowe Price Value Fund, JNL/T. Rowe Price Established Growth Fund and JNL/WMC Value Fund. None of the domestic equity selections were negative contributors to performance.

The main fixed income contributors to performance relative to the Barclays Capital U.S. Aggregate Bond Index were the allocations to JNL/PPM America Floating Rate Income Fund, JNL/PPM America High Yield Bond Fund and JNL/Franklin Templeton Global Multisector Bond Fund. The leading detractors to performance were holdings in JNL/PIMCO Real Return Fund, JNL/JPMorgan U.S. Government & Quality Bond Fund, JNL/PIMCO Total Return Bond Fund and JNL/Goldman Sachs Emerging Markets Debt Fund.

JNL/S&P Managed Moderate Fund

Portfolio Composition†:

Domestic Fixed Income	47.0%
Domestic Equity	34.5
Global Fixed Income	6.1
International Fixed Income	3.2
Alternative	3.1
Emerging Markets Equity	2.6
International Equity	2.3
Global Equity	1.2

Total Investments	100.0%

†Total Investments at December 31, 2013

The investment objective for JNL/S&P Managed Moderate Fund is to seek capital growth. Current income is a secondary objective. The Fund allocates approximately 30% to 50% of its assets to underlying funds that invest primarily in equity securities, 50% to 70% to underlying funds that invest primarily in fixed income securities and 0% to 25% to underlying funds that invest primarily in money market securities.

For the year ended December 31, 2013, JNL/S&P Managed Moderate Fund outperformed its blended benchmark by posting a return of 10.43% for Class A shares compared to the blended return of 9.87% for the 60% Barclays Capital U.S. Aggregate Bond Index, 30% S&P 500 Index and 10% MSCI EAFE Index. The Fund underperformed the S&P 500 Index and MSCI EAFE Index, which returned 32.39% and 22.78%, respectively, and outperformed the Barclays Capital U.S. Aggregate Bond Index, which returned -2.02%.

Relative to the MSCI EAFE Index, the leading international equity contributors to performance were JNL/Oppenheimer Global Growth Fund and JNL/Invesco International Growth Fund while JNL/Lazard Emerging Markets Fund detracted from performance.

Relative to the S&P 500 Index, the leading domestic equity contributors to performance were allocations to JNL/T. Rowe Price Established Growth Fund, JNL/T. Rowe Price Value Fund and JNL/WMC Value Fund. None of the domestic equity selections were negative contributors to performance.

The main fixed income contributors to performance relative to the Barclays Capital U.S. Aggregate Bond Index were the allocations to JNL/PPM America High Yield Bond Fund, JNL/PPM America Floating Rate Income Fund and JNL/Franklin Templeton Global Multisector Bond Fund. The leading detractors to performance were holdings in JNL/PIMCO Real Return Fund, JNL/Goldman Sachs Emerging Markets Debt Fund, JNL/PIMCO Total Return Bond Fund and JNL/JPMorgan U.S. Government & Quality Bond Fund.

JNL/S&P Managed Moderate Growth Fund

Portfolio Composition†:

Domestic Equity	47.7%
Domestic Fixed Income	29.6
Global Fixed Income	5.4
International Equity	4.6
Alternative	4.3
Emerging Markets Equity	4.2
International Fixed Income	2.4
Global Equity	1.8

Total Investments	100.0%

†Total Investments at December 31, 2013

The investment objective of JNL/S&P Managed Moderate Growth Fund is capital growth and current income. The Fund allocates approximately 50% to 70% of its assets to underlying funds that invest primarily in equity securities, 30% to 50% to underlying funds that invest primarily in fixed income securities and 0% to 20% to underlying funds that invest primarily in money market securities.

For the year ended December 31, 2013, JNL/S&P Managed Moderate Growth Fund underperformed its blended benchmark by posting a return of 15.85% for Class A shares compared to the blended return of 16.27% for the 45% S&P 500 Index, 40% Barclays Capital U.S. Aggregate Bond Index and 15% MSCI EAFE Index. The Fund underperformed the S&P 500 Index and MSCI EAFE Index, which returned 32.39% and 22.78%, respectively, and outperformed the Barclays Capital U.S. Aggregate Bond Index, which returned -2.02%.

Relative to the MSCI EAFE Index, the leading international equity contributors to performance were JNL/Invesco International Growth Fund and JNL/Oppenheimer Global Growth Fund while JNL/Lazard Emerging Markets Fund detracted from performance.

JNL/S&P Funds (continued) Standard & Poor’s Investment Advisory Services LLC (Unaudited)

Relative to the S&P 500 Index, the leading domestic equity contributors to performance were allocations to JNL/T. Rowe Price Established Growth Fund, JNL/T. Rowe Price Value Fund and JNL/WMC Value Fund. None of the domestic equity selections were negative contributors to performance.

The main fixed income contributors to performance relative to the Barclays Capital U.S. Aggregate Bond Index were the allocations to JNL/PPM America High Yield Bond Fund and JNL/Franklin Templeton Global Multisector Bond Fund. The leading detractors to performance were holdings in JNL/PIMCO Total Return Bond Fund, JNL/Goldman Sachs Emerging Markets Debt Fund, JNL/PIMCO Real Return Fund and JNL/JPMorgan U.S. Government & Quality Bond Fund.

JNL/S&P Managed Growth Fund

Portfolio Composition†:

Domestic Equity	61.5%
Domestic Fixed Income	15.2
International Equity	6.9
Alternative	4.8
Emerging Markets Equity	4.7
Global Equity	4.5
International Fixed Income	1.6
Global Fixed Income	0.8

Total Investments	100.0%

†Total Investments at December 31, 2013

The investment objective of JNL/S&P Managed Growth Fund is to seek capital growth. Current income is a secondary objective. The Fund allocates approximately 70% to 90% of its assets to underlying funds that invest primarily in equity securities, 10% to 30% to underlying funds that invest primarily in fixed income securities and 0% to 15% to underlying funds that invest primarily in money market securities.

For the year ended December 31, 2013, JNL/S&P Managed Growth Fund underperformed its blended benchmark by posting a return of 22.58% for Class A shares compared to the blended return of 22.98% for the 60% S&P 500 Index, 20% Barclays Capital U.S. Aggregate Bond Index and 20% MSCI EAFE Index. The Fund underperformed the S&P 500 Index and MSCI EAFE Index, which returned 32.39% and 22.78%, respectively, and outperformed the Barclays Capital U.S. Aggregate Bond Index, which returned -2.02%.

Relative to the MSCI EAFE Index, the leading international equity contributors to performance were JNL/Invesco International Growth Fund and JNL/Oppenheimer Global Growth Fund while JNL/Lazard Emerging Markets Fund detracted from performance.

Relative to the S&P 500 Index, the leading domestic equity contributors to performance were allocations to JNL/T. Rowe Price Established Growth Fund, JNL/T. Rowe Price Value Fund and JNL/Invesco Large Cap Growth Fund. None of the domestic equity selections were negative contributors to performance.

The main fixed income contributors to performance relative to the Barclays Capital U.S. Aggregate Bond Index were the allocations to JNL/PPM America High Yield Bond Fund and JNL/Franklin Templeton Global Multisector Bond Fund. The leading detractors to performance were holdings in JNL/PIMCO Real Return Fund, JNL/Goldman Sachs Emerging Markets Debt Fund and JNL/JPMorgan U.S. Government & Quality Bond Fund.

JNL/S&P Managed Aggressive Growth Fund

Portfolio Composition†:

Domestic Equity	69.3%
International Equity	7.5
Domestic Fixed Income	6.4
Global Equity	5.7
Emerging Markets Equity	5.6
Alternative	3.8
International Fixed Income	1.7

Total Investments	100.0%

†Total Investments at December 31, 2013

The investment objective of JNL/S&P Managed Aggressive Growth Fund is capital growth. The Fund allocates approximately 80% to 100% of its assets to underlying funds that invest primarily in equity securities, 0% to 20% to underlying funds that invest primarily in fixed income securities and 0% to 10% to underlying funds that invest primarily in money market securities.

For the year ended December 31, 2013, JNL/S&P Managed Aggressive Growth Fund underperformed its blended benchmark by posting a return of 25.77% for Class A shares compared to the blended return of 26.22% for the 65% S&P 500 Index, 10% Barclays Capital U.S. Aggregate Bond Index and 25% MSCI EAFE Index. The Fund underperformed the S&P 500 Index, which returned 32.39% and outperformed the Barclays Capital U.S. Aggregate Bond Index and MSCI EAFE Index, which returned -2.02% and 22.78%, respectively.

Relative to the MSCI EAFE Index, the leading international equity contributors to performance were JNL/Invesco International Growth Fund and JNL/Oppenheimer Global Growth Fund while JNL/Lazard Emerging Markets Fund detracted from performance.

Relative to the S&P 500 Index, the leading domestic equity contributors to performance were allocations to JNL/T. Rowe Price Established Growth Fund, JNL/T. Rowe Price Value Fund and JNL/Invesco Large Cap Growth Fund. None of the domestic equity selections were negative contributors to performance.

The main fixed income contributor to performance relative to the Barclays Capital U.S. Aggregate Bond Index was the allocation to JNL/PPM America High Yield Bond Fund. The leading detractors to performance were holdings in JNL/Goldman Sachs Emerging Markets Debt Fund and JNL/PIMCO Total Return Bond Fund.

JNL/S&P Funds (continued) Standard & Poor’s Investment Advisory Services LLC (Unaudited)

JNL/S&P Managed Conservative Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	4.52%
5 Year	7.67%
Since Inception	4.75%
(Inception date October 4, 2004)

JNL/S&P Managed Moderate Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	10.43%
5 Year	10.28%
Since Inception	5.85%
(Inception date October 4, 2004)

JNL/S&P Managed Moderate Growth Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	15.85%
5 Year	12.70%
10 Year	6.48%

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/S&P Funds (continued) Standard & Poor’s Investment Advisory Services LLC (Unaudited)

JNL/S&P Managed Growth Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	22.58%
5 Year	15.29%
10 Year	6.93%

JNL/S&P Managed Aggressive Growth Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	25.77%
5 Year	16.31%
10 Year	7.15%

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL Series Trust Master Feeder Funds and Fund of Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares	Value
JNL/American Funds Blue Chip Income and Growth Fund

INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - Blue Chip Income and Growth Fund - Class 1 (a)	92,596	$1,214,856

Total Investment Companies (cost $927,149)		1,214,856

Total Investments - 100.0% (cost $927,149)		1,214,856
Other Assets and Liabilities, Net - (0.0% )		(467)

Total Net Assets - 100.0%		$1,214,389

JNL/American Funds Global Bond Fund

INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - Global Bond Fund - Class 1 (a)	38,334	$455,412

Total Investment Companies (cost $470,236)		455,412

Total Investments - 100.0% (cost $470,236)		455,412
Other Assets and Liabilities, Net - (0.0% )		(159)

Total Net Assets - 100.0%		$455,253

JNL/American Funds Global Small Capitalization Fund

INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - Global Small Capitalization Fund - Class 1 (a)	13,111	$336,834

Total Investment Companies (cost $273,979)		336,834

Total Investments - 100.0% (cost $273,979)		336,834
Other Assets and Liabilities, Net - (0.0% )		(113)

Total Net Assets - 100.0%		$336,721

JNL/American Funds Growth-Income Fund

INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - Growth-Income Fund - Class 1 (a)	32,441	$1,645,403

Total Investment Companies (cost $1,244,256)		1,645,403

Total Investments - 100.0% (cost $1,244,256)		1,645,403
Other Assets and Liabilities, Net - (0.0% )		(722)

Total Net Assets - 100.0%		$1,644,681

	Shares	Value
JNL/American Funds International Fund

INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - International Fund - Class 1 (a)	26,492	$562,154

Total Investment Companies (cost $470,186)		562,154

Total Investments - 100.0% (cost $470,186)		562,154
Other Assets and Liabilities, Net - (0.0% )		(230)

Total Net Assets - 100.0%		$561,924

JNL/American Funds New World Fund

INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - New World Fund - Class 1 (a)	25,817	$647,489

Total Investment Companies (cost $577,327)		647,489

Total Investments - 100.0% (cost $577,327)		647,489
Other Assets and Liabilities, Net - (0.0% )		(267)

Total Net Assets - 100.0%		$647,222

JNL Institutional Alt 20 Fund

INVESTMENT COMPANIES - 100.0%
Curian Long Short Credit Fund (8.8%) (b)	3,425	$34,831
Curian/AQR Risk Parity Fund (8.7%) (b)	2,692	27,080
Curian/BlackRock Global Long Short Credit Fund (8.3%) (b)	3,409	34,433
Curian/DFA U.S. Micro Cap Fund (25.8%) (b)	3,201	46,057
Curian/DoubleLine Total Return Fund (5.0%) (b)	2,769	27,688
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund (8.6%) (b)	3,614	34,410
Curian/Franklin Templeton Frontier Markets Fund (21.9%) (b)	2,946	36,413
Curian/Franklin Templeton Natural Resources Fund (7.5%) (b)	1,086	10,354
Curian/Neuberger Berman Currency Fund (8.2%) (b)	1,379	13,513
Curian/Nicholas Convertible Arbitrage Fund (7.1%) (b)	1,611	16,991
Curian/PineBridge Merger Arbitrage Fund (6.6%) (b)	1,698	17,102
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund (8.6%) (b)	1,020	10,282
Curian/UBS Global Long Short Fixed Income Opportunities Fund (5.2%) (b)	686	6,836
Curian/Van Eck International Gold Fund (7.9%) (b)	1,973	9,254
JNL/AQR Managed Futures Strategy Fund (7.4%) (b)	3,473	35,768
JNL/BlackRock Commodity Securities Strategy Fund (0.7%) (b)	927	10,344
JNL/Brookfield Global Infrastructure Fund (3.2%) (b)	1,469	21,724
JNL/Franklin Templeton Global Multisector Bond Fund (4.7%) (b)	6,935	83,144
JNL/Goldman Sachs Emerging Markets Debt Fund (3.5%) (b)	2,409	27,607
JNL/Invesco Global Real Estate Fund (1.3%) (b)	2,080	20,444

See accompanying Notes to Financial Statements.

JNL Series Trust Master Feeder Funds and Fund of Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares	Value
JNL/Lazard Emerging Markets Fund (3.4%) (b)	4,741	52,008
JNL/Mellon Capital Bond Index Fund (15.9%) (b)	21,134	245,576
JNL/Mellon Capital Global Alpha Fund (7.4%) (b)	1,704	17,145
JNL/Mellon Capital International Index Fund (10.0%) (b)	16,019	232,440
JNL/Mellon Capital Nasdaq 25 Fund (9.1%) (b)	2,916	55,400
JNL/Mellon Capital S&P 24 Fund (17.9%) (b)	12,739	188,918
JNL/Mellon Capital S&P SMid 60 Fund (14.9%) (b)	7,182	99,833
JNL/Mellon Capital Small Cap Index Fund (3.0%) (b)	3,241	54,610
JNL/Mellon Capital Value Line 30 Fund (13.7%) (b)	7,556	110,397
JNL/Neuberger Berman Strategic Income Fund (17.6%) (b)	7,847	82,394
JNL/PPM America Floating Rate Income Fund (1.8%) (b)	2,524	27,537
JNL/PPM America High Yield Bond Fund (2.2%) (b)	7,799	55,997
JNL/Red Rocks Listed Private Equity Fund (3.1%) (b)	2,133	25,965

Total Investment Companies (cost $1,566,752)		1,772,495

Total Investments - 100.0% (cost $1,566,752)		1,772,495
Other Assets and Liabilities, Net - (0.0% )		(275)

Total Net Assets - 100.0%		$1,772,220

JNL Institutional Alt 35 Fund

INVESTMENT COMPANIES - 100.0%
Curian Long Short Credit Fund (21.1%) (b)	8,191	$83,302
Curian/AQR Risk Parity Fund (20.7%) (b)	6,416	64,541
Curian/BlackRock Global Long Short Credit Fund (19.9%) (b)	8,137	82,179
Curian/DFA U.S. Micro Cap Fund (28.3%) (b)	3,502	50,395
Curian/DoubleLine Total Return Fund (4.9%) (b)	2,705	27,047
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund (20.5%) (b)	8,595	81,828
Curian/Franklin Templeton Frontier Markets Fund (29.9%) (b)	4,026	49,762
Curian/Franklin Templeton Natural Resources Fund (17.7%) (b)	2,583	24,612
Curian/Neuberger Berman Currency Fund (19.4%) (b)	3,267	32,012
Curian/Nicholas Convertible Arbitrage Fund (17.0%) (b)	3,832	40,429
Curian/PineBridge Merger Arbitrage Fund (15.6%) (b)	4,040	40,686
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund (20.6%) (b)	2,427	24,469
Curian/UBS Global Long Short Fixed Income Opportunities Fund (12.4%) (b)	1,628	16,211
Curian/Van Eck International Gold Fund (17.8%) (b)	4,443	20,839
JNL/AQR Managed Futures Strategy Fund (17.6%) (b)	8,251	84,990
JNL/BlackRock Commodity Securities Strategy Fund (1.7%) (b)	2,207	24,626
JNL/Brookfield Global Infrastructure Fund (7.7%) (b)	3,531	52,217
JNL/Franklin Templeton Global Multisector Bond Fund (4.7%) (b)	6,806	81,603

	Shares	Value
JNL/Goldman Sachs Emerging Markets Debt Fund (3.4%) (b)	2,348	26,908
JNL/Invesco Global Real Estate Fund (3.1%) (b)	4,948	48,639
JNL/Lazard Emerging Markets Fund (4.6%) (b)	6,454	70,805
JNL/Mellon Capital Bond Index Fund (15.5%) (b)	20,686	240,371
JNL/Mellon Capital Global Alpha Fund (17.6%) (b)	4,036	40,606
JNL/Mellon Capital International Index Fund (13.6%) (b)	21,959	318,622
JNL/Mellon Capital Nasdaq 25 Fund (10.3%) (b)	3,319	63,070
JNL/Mellon Capital S&P 24 Fund (19.6%) (b)	13,930	206,579
JNL/Mellon Capital S&P SMid 60 Fund (16.7%) (b)	8,051	111,903
JNL/Mellon Capital Small Cap Index Fund (3.4%) (b)	3,692	62,215
JNL/Mellon Capital Value Line 30 Fund (14.1%) (b)	7,759	113,361
JNL/Neuberger Berman Strategic Income Fund (17.3%) (b)	7,702	80,868
JNL/PPM America Floating Rate Income Fund (1.8%) (b)	2,476	27,017
JNL/PPM America High Yield Bond Fund (2.1%) (b)	7,645	54,894
JNL/Red Rocks Listed Private Equity Fund (7.5%) (b)	5,105	62,131

Total Investment Companies (cost $2,151,695)		2,409,737

Total Investments - 100.0% (cost $2,151,695)		2,409,737
Other Assets and Liabilities, Net - (0.0% )		(368)

Total Net Assets - 100.0%		$2,409,369

JNL Institutional Alt 50 Fund

INVESTMENT COMPANIES - 100.0%
Curian Long Short Credit Fund (41.7%) (b)	16,165	$164,398
Curian/AQR Risk Parity Fund (41.1%) (b)	12,718	127,944
Curian/BlackRock Global Long Short Credit Fund (39.4%) (b)	16,121	162,819
Curian/DFA U.S. Micro Cap Fund (29.1%) (b)	3,604	51,855
Curian/DoubleLine Total Return Fund (5.3%) (b)	2,913	29,134
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund (40.8%) (b)	17,124	163,023
Curian/Franklin Templeton Frontier Markets Fund (30.7%) (b)	4,137	51,128
Curian/Franklin Templeton Natural Resources Fund (35.1%) (b)	5,118	48,774
Curian/Neuberger Berman Currency Fund (38.7%) (b)	6,513	63,832
Curian/Nicholas Convertible Arbitrage Fund (33.7%) (b)	7,620	80,386
Curian/PineBridge Merger Arbitrage Fund (31.0%) (b)	8,024	80,803
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund (40.8%) (b)	4,824	48,622
Curian/UBS Global Long Short Fixed Income Opportunities Fund (24.7%) (b)	3,238	32,253
Curian/Van Eck International Gold Fund (37.1%) (b)	9,237	43,323
JNL/AQR Managed Futures Strategy Fund (34.9%) (b)	16,348	168,387

See accompanying Notes to Financial Statements.

JNL Series Trust Master Feeder Funds and Fund of Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares	Value
JNL/BlackRock Commodity Securities Strategy Fund (3.4%) (b)	4,369	48,760
JNL/Brookfield Global Infrastructure Fund (15.2%) (b)	6,922	102,377
JNL/Franklin Templeton Global Multisector Bond Fund (5.0%) (b)	7,367	88,330
JNL/Goldman Sachs Emerging Markets Debt Fund (3.6%) (b)	2,526	28,945
JNL/Invesco Global Real Estate Fund (6.2%) (b)	9,771	96,045
JNL/Lazard Emerging Markets Fund (4.2%) (b)	5,887	64,583
JNL/Mellon Capital Bond Index Fund (16.9%) (b)	22,488	261,311
JNL/Mellon Capital Global Alpha Fund (35.1%) (b)	8,078	81,267
JNL/Mellon Capital International Index Fund (14.4%) (b)	23,140	335,760
JNL/Mellon Capital Nasdaq 25 Fund (11.4%) (b)	3,658	69,505
JNL/Mellon Capital S&P 24 Fund (21.9%) (b)	15,523	230,213
JNL/Mellon Capital S&P SMid 60 Fund (15.3%) (b)	7,364	102,367
JNL/Mellon Capital Small Cap Index Fund (3.7%) (b)	4,069	68,563
JNL/Mellon Capital Value Line 30 Fund (15.0%) (b)	8,266	120,762
JNL/Neuberger Berman Strategic Income Fund (18.7%) (b)	8,344	87,615
JNL/PPM America Floating Rate Income Fund (1.9%) (b)	2,684	29,279
JNL/PPM America High Yield Bond Fund (2.3%) (b)	8,258	59,291
JNL/Red Rocks Listed Private Equity Fund (14.6%) (b)	9,932	120,867

Total Investment Companies (cost $3,010,180)		3,312,521

Total Investments - 100.0% (cost $3,010,180)		3,312,521

Other Assets and Liabilities, Net - (0.0% )		(497)

Total Net Assets - 100.0%		$3,312,024

JNL Institutional Alt 65 Fund

INVESTMENT COMPANIES—100.0%
Curian Long Short Credit Fund (12.6%) (b)	4,887	$49,702
Curian/AQR Risk Parity Fund (12.6%) (b)	3,902	39,255
Curian/BlackRock Global Long Short Credit Fund (12.0%) (b)	4,903	49,523
Curian/DFA U.S. Micro Cap Fund (6.6%) (b)	812	11,688
Curian/DoubleLine Total Return Fund (0.6%) (b)	340	3,399
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund (12.4%) (b)	5,208	49,583
Curian/Franklin Templeton Frontier Markets Fund (7.0%) (b)	949	11,732
Curian/Franklin Templeton Natural Resources Fund (10.7%) (b)	1,564	14,902
Curian/Neuberger Berman Currency Fund (11.9%) (b)	2,005	19,653
Curian/Nicholas Convertible Arbitrage Fund (10.4%) (b)	2,343	24,719
Curian/PineBridge Merger Arbitrage Fund (9.5%) (b)	2,458	24,748
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund (12.5%) (b)	1,474	14,859

	Shares	Value
Curian/UBS Global Long Short Fixed Income Opportunities Fund (7.6%) (b)	997	9,928
Curian/Van Eck International Gold Fund (10.2%) (b)	2,533	11,880
JNL/AQR Managed Futures Strategy Fund (10.5%) (b)	4,904	50,509
JNL/BlackRock Commodity Securities Strategy Fund (1.0%) (b)	1,347	15,028
JNL/Brookfield Global Infrastructure Fund (4.5%) (b)	2,066	30,559
JNL/Franklin Templeton Global Multisector Bond Fund (0.6%) (b)	862	10,336
JNL/Goldman Sachs Emerging Markets Debt Fund (0.4%) (b)	297	3,401
JNL/Invesco Global Real Estate Fund (1.9%) (b)	2,994	29,430
JNL/Lazard Emerging Markets Fund (0.8%) (b)	1,041	11,425
JNL/Mellon Capital Bond Index Fund (2.0%) (b)	2,637	30,642
JNL/Mellon Capital Global Alpha Fund (10.7%) (b)	2,455	24,698
JNL/Mellon Capital International Index Fund (3.0%) (b)	4,847	70,329
JNL/Mellon Capital Nasdaq 25 Fund (2.6%) (b)	824	15,648
JNL/Mellon Capital S&P 24 Fund (3.0%) (b)	2,116	31,388
JNL/Mellon Capital S&P SMid 60 Fund (2.3%) (b)	1,113	15,469
JNL/Mellon Capital Small Cap Index Fund (0.6%) (b)	695	11,710
JNL/Mellon Capital Value Line 30 Fund (2.9%) (b)	1,606	23,464
JNL/Neuberger Berman Strategic Income Fund (2.2%) (b)	978	10,265
JNL/PPM America Floating Rate Income Fund (0.2%) (b)	314	3,428
JNL/PPM America High Yield Bond Fund (0.3%) (b)	958	6,877
JNL/Red Rocks Listed Private Equity Fund (4.3%) (b)	2,922	35,563

Total Investment Companies (cost $707,354)		765,740

Total Investments - 100.0% (cost $707,354)		765,740
Other Assets and Liabilities, Net - (0.0% )		(143)

Total Net Assets - 100.0%		$765,597

JNL/American Funds Balanced Allocation Fund

INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - Blue Chip Income and Growth Fund	2,604	$34,167
American Funds Insurance Series - Bond Fund	6,868	73,691
American Funds Insurance Series - Global Bond Fund	3,102	36,852
American Funds Insurance Series - Global Growth and Income Fund	1,373	17,204
American Funds Insurance Series - Global Growth Fund	1,143	34,412
American Funds Insurance Series - Global Small Capitalization Fund	1,162	29,843
American Funds Insurance Series - Growth Fund	870	68,358
American Funds Insurance Series - Growth-Income Fund	928	47,087

See accompanying Notes to Financial Statements.

JNL Series Trust Master Feeder Funds and Fund of Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares	Value
American Funds Insurance Series - High-Income Bond Fund	4,261	47,424
American Funds Insurance Series - International Fund	604	12,807
American Funds Insurance Series - New World Fund	1,360	34,107
American Funds Insurance Series - U.S. Government/AAA-Rated Securities Fund	2,204	26,312

Total Investment Companies (cost $422,863)		462,264

Total Investments - 100.0% (cost $422,863)		462,264
Other Assets and Liabilities, Net - (0.0% )		(189)

Total Net Assets - 100.0%		$462,075

JNL/American Funds Growth Allocation Fund

INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - Blue Chip Income and Growth Fund	2,679	$35,143
American Funds Insurance Series - Bond Fund	1,392	14,936
American Funds Insurance Series - Global Bond Fund	2,095	24,893
American Funds Insurance Series - Global Growth and Income Fund	1,402	17,572
American Funds Insurance Series - Global Growth Fund	1,401	42,171
American Funds Insurance Series - Global Small Capitalization Fund	1,368	35,143
American Funds Insurance Series - Growth Fund	895	70,286
American Funds Insurance Series - Growth-Income Fund	831	42,171
American Funds Insurance Series - High-Income Bond Fund	2,237	24,893
American Funds Insurance Series - International Fund	828	17,572
American Funds Insurance Series - New World Fund	1,541	38,657
American Funds Insurance Series - U.S. Government/AAA-Rated Securities Fund	834	9,957

Total Investment Companies (cost $333,708)		373,394

Total Investments - 100.0% (cost $333,708)		373,394
Other Assets and Liabilities, Net - (0.0% )		(149)

Total Net Assets - 100.0%		$373,245

JNL Disciplined Moderate Fund

INVESTMENT COMPANIES - 100.0%
Curian/DoubleLine Total Return Fund (9.8%) (b)	5,384	$53,845
JNL/Franklin Templeton Global Multisector Bond Fund (4.0%) (b)	5,904	70,787
JNL/Goldman Sachs Emerging Markets Debt Fund (2.7%) (b)	1,885	21,597
JNL/JPMorgan U.S. Government & Quality Bond Fund (2.3%) (b)	2,052	26,900
JNL/Mellon Capital 25 Fund (1.1%) (b)	569	11,158
JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund (15.0%) (b)	1,564	22,153

	Shares	Value
JNL/Mellon Capital Emerging Markets Index Fund (9.8%) (b)	6,951	70,618
JNL/Mellon Capital International Index Fund (3.8%) (b)	6,116	88,745
JNL/Mellon Capital Pacific Rim 30 Fund (10.6%) (b)	1,175	16,328
JNL/Mellon Capital S&P 400 MidCap Index Fund (4.4%) (b)	3,880	72,018
JNL/Mellon Capital S&P 500 Index Fund (3.2%) (b)	6,513	99,776
JNL/Mellon Capital Small Cap Index Fund (3.0%) (b)	3,322	55,976
JNL/Neuberger Berman Strategic Income Fund (4.6%) (b)	2,063	21,657
JNL/PIMCO Real Return Fund (2.1%) (b)	3,691	37,653
JNL/PIMCO Total Return Bond Fund (1.3%) (b)	5,136	64,766
JNL/PPM America Floating Rate Income Fund (2.1%) (b)	2,983	32,539
JNL/PPM America High Yield Bond Fund (1.7%) (b)	6,083	43,678
JNL/PPM America Total Return Fund (10.0%) (b)	5,241	59,538
JNL/S&P Competitive Advantage Fund (5.1%) (b)	5,261	88,491
JNL/S&P Dividend Income & Growth Fund (3.0%) (b)	6,175	87,938
JNL/S&P Intrinsic Value Fund (3.1%) (b)	3,242	50,544

Total Investment Companies (cost $996,321)		1,096,705

Total Investments - 100.0% (cost $996,321)		1,096,705
Other Assets and Liabilities, Net - (0.0% )		(159)

Total Net Assets - 100.0%		$1,096,546

JNL Disciplined Moderate Growth Fund

INVESTMENT COMPANIES - 100.0%
Curian/DoubleLine Total Return Fund (5.8%) (b)	3,182	$31,818
JNL/Franklin Templeton Global Multisector Bond Fund (2.4%) (b)	3,482	41,750
JNL/Goldman Sachs Emerging Markets Debt Fund (1.6%) (b)	1,115	12,774
JNL/JPMorgan U.S. Government & Quality Bond Fund (1.4%) (b)	1,213	15,901
JNL/Mellon Capital 25 Fund (2.5%) (b)	1,334	26,143
JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund (26.5%) (b)	2,757	39,033
JNL/Mellon Capital Emerging Markets Index Fund (19.6%) (b)	13,900	141,228
JNL/Mellon Capital International Index Fund (6.7%) (b)	10,813	156,891
JNL/Mellon Capital Pacific Rim 30 Fund (16.7%) (b)	1,849	25,709
JNL/Mellon Capital S&P 400 MidCap Index Fund (7.5%) (b)	6,696	124,279
JNL/Mellon Capital S&P 500 Index Fund (3.8%) (b)	7,623	116,788
JNL/Mellon Capital Small Cap Index Fund (4.3%) (b)	4,701	79,215
JNL/Neuberger Berman Strategic Income Fund (2.7%) (b)	1,217	12,782
JNL/PIMCO Real Return Fund (1.2%) (b)	2,183	22,270
JNL/PIMCO Total Return Bond Fund (0.7%) (b)	3,039	38,320
JNL/PPM America Floating Rate Income Fund (1.2%) (b)	1,760	19,199

See accompanying Notes to Financial Statements.

JNL Series Trust Master Feeder Funds and Fund of Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares	Value
JNL/PPM America High Yield Bond Fund (1.0%) (b)	3,628	26,053
JNL/PPM America Total Return Fund (5.9%) (b)	3,092	35,123
JNL/S&P Competitive Advantage Fund (7.9%) (b)	8,060	135,565
JNL/S&P Dividend Income & Growth Fund (3.5%) (b)	7,248	103,210
JNL/S&P Intrinsic Value Fund (5.6%) (b)	5,854	91,260

Total Investment Companies (cost $1,135,765)		1,295,311

Total Investments - 100.0% (cost $1,135,765)		1,295,311
Other Assets and Liabilities, Net - (0.0% )		(182)

Total Net Assets - 100.0%		$1,295,129

JNL Disciplined Growth Fund

INVESTMENT COMPANIES - 100.0%
Curian/DoubleLine Total Return Fund (1.0%) (b)	550	$5,498
JNL/Franklin Templeton Global Multisector Bond Fund (0.6%) (b)	920	11,029
JNL/Goldman Sachs Emerging Markets Debt Fund (0.7%) (b)	481	5,508
JNL/Mellon Capital 25 Fund (1.3%) (b)	705	13,830
JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund (15.0%) (b)	1,566	22,182
JNL/Mellon Capital Emerging Markets Index Fund (12.3%) (b)	8,696	88,349
JNL/Mellon Capital International Index Fund (3.6%) (b)	5,769	83,708
JNL/Mellon Capital Pacific Rim 30 Fund (9.0%) (b)	994	13,815
JNL/Mellon Capital S&P 400 MidCap Index Fund (3.7%) (b)	3,286	60,983
JNL/Mellon Capital S&P 500 Index Fund (1.1%) (b)	2,167	33,197
JNL/Mellon Capital Small Cap Index Fund (2.1%) (b)	2,319	39,069
JNL/PIMCO Total Return Bond Fund (0.2%) (b)	655	8,259
JNL/PPM America Floating Rate Income Fund (0.2%) (b)	252	2,756
JNL/PPM America High Yield Bond Fund (0.4%) (b)	1,540	11,059
JNL/PPM America Total Return Fund (1.8%) (b)	968	11,003
JNL/S&P Competitive Advantage Fund (3.5%) (b)	3,612	60,750
JNL/S&P Dividend Income & Growth Fund (1.3%) (b)	2,714	38,648
JNL/S&P Intrinsic Value Fund (2.7%) (b)	2,842	44,304

Total Investment Companies (cost $484,760)		553,947

Total Investments - 100.0% (cost $484,760)		553,947
Other Assets and Liabilities, Net - (0.0% )		(89)

Total Net Assets - 100.0%		$553,858

JNL/Franklin Templeton Founding Strategy Fund

INVESTMENT COMPANIES—100.0%
JNL/Franklin Templeton Global Growth Fund (52.8%) (b)	44,752	$522,259
JNL/Franklin Templeton Income Fund (23.6%) (b)	44,148	517,856

	Shares	Value
JNL/Franklin Templeton Mutual Shares Fund (46.4%) (b)	44,331	519,553

Total Investment Companies (cost $1,224,207)		1,559,668

Total Investments - 100.0% (cost $1,224,207)		1,559,668
Other Assets and Liabilities, Net - (0.0% )		(116)

Total Net Assets - 100.0%		$1,559,552

JNL/Mellon Capital 10 x 10 Fund

INVESTMENT COMPANIES - 100.0%
JNL/Mellon Capital Bond Index Fund (2.5%) (b)	3,326	$38,647
JNL/Mellon Capital International Index Fund (1.7%) (b)	2,729	39,595
JNL/Mellon Capital JNL 5 Fund (5.5%) (b)	16,272	197,052
JNL/Mellon Capital S&P 400 MidCap Index Fund (2.4%) (b)	2,126	39,465
JNL/Mellon Capital S&P 500 Index Fund (1.3%) (b)	2,573	39,424
JNL/Mellon Capital Small Cap Index Fund (2.1%) (b)	2,350	39,591

Total Investment Companies (cost $269,489)		393,774

Total Investments - 100.0% (cost $269,489)		393,774
Other Assets and Liabilities, Net - (0.0% )		(27)

Total Net Assets - 100.0%		$393,747

JNL/Mellon Capital Index 5 Fund

INVESTMENT COMPANIES - 100.0%
JNL/Mellon Capital Bond Index Fund (9.0%) (b)	12,038	$139,879
JNL/Mellon Capital International Index Fund (6.2%) (b)	9,933	144,127
JNL/Mellon Capital S&P 400 MidCap Index Fund (8.7%) (b)	7,724	143,363
JNL/Mellon Capital S&P 500 Index Fund (4.6%) (b)	9,339	143,073
JNL/Mellon Capital Small Cap Index Fund (7.8%) (b)	8,541	143,912

Total Investment Companies (cost $559,858)		714,354

Total Investments - 100.0% (cost $559,858)		714,354
Other Assets and Liabilities, Net - (0.0% )		(45)

Total Net Assets - 100.0%		$714,309

JNL/S&P 4 Fund

INVESTMENT COMPANIES - 100.0%
JNL/S&P Competitive Advantage Fund (44.9%) (b)	45,938	$772,678
JNL/S&P Dividend Income & Growth Fund (26.4%) (b)	54,261	772,677
JNL/S&P Intrinsic Value Fund (47.8%) (b)	49,562	772,677

See accompanying Notes to Financial Statements.

JNL Series Trust Master Feeder Funds and Fund of Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares	Value
JNL/S&P Total Yield Fund (66.2%) (b)	51,581	772,678

Total Investment Companies (cost $2,364,553)		3,090,710

Total Investments - 100.0% (cost $2,364,553)		3,090,710
Other Assets and Liabilities, Net - (0.0% )		(172)

Total Net Assets - 100.0%		$3,090,538

JNL/S&P Managed Conservative Fund

INVESTMENT COMPANIES - 100.0%
Curian/DoubleLine Total Return Fund (9.9%) (b)	5,450	$54,495
JNL/DFA U.S. Core Equity Fund (7.9%) (b)	3,757	39,593
JNL/Eagle SmallCap Equity Fund (1.2%) (b)	666	19,374
JNL/Franklin Templeton Global Multisector Bond Fund (7.4%) (b)	10,882	130,478
JNL/Franklin Templeton Small Cap Value Fund (2.0%) (b)	1,214	20,158
JNL/Goldman Sachs Core Plus Bond Fund (6.5%) (b)	4,443	50,828
JNL/Goldman Sachs Emerging Markets Debt Fund (6.1%) (b)	4,259	48,808
JNL/Goldman Sachs Mid Cap Value Fund (0.2%) (b)	154	1,857
JNL/Invesco Global Real Estate Fund (1.1%) (b)	1,773	17,425
JNL/Invesco International Growth Fund (1.5%) (b)	1,477	18,954
JNL/JPMorgan International Value Fund (2.3%) (b)	1,856	15,519
JNL/JPMorgan MidCap Growth Fund (4.3%) (b)	1,771	55,020
JNL/JPMorgan U.S. Government & Quality Bond Fund (16.1%) (b)	14,402	188,812
JNL/Lazard Emerging Markets Fund (1.2%) (b)	1,610	17,659
JNL/PIMCO Real Return Fund (3.7%) (b)	6,687	68,212
JNL/PIMCO Total Return Bond Fund (4.9%) (b)	20,238	255,200
JNL/PPM America Floating Rate Income Fund (5.0%) (b)	7,015	76,537
JNL/PPM America High Yield Bond Fund (3.5%) (b)	12,665	90,937
JNL/PPM America Low Duration Bond Fund (20.3%) (b)	8,766	87,838
JNL/PPM America Total Return Fund (19.8%) (b)	10,402	118,164
JNL/T. Rowe Price Established Growth Fund (1.4%) (b)	1,794	59,777
JNL/T. Rowe Price Short-Term Bond Fund (10.2%) (b)	17,073	169,709
JNL/T. Rowe Price Value Fund (2.7%) (b)	4,111	66,303
JNL/WMC Value Fund (2.6%) (b)	1,955	44,984

Total Investment Companies (cost $1,676,502)		1,716,641

Total Investments - 100.0% (cost $1,676,502)		1,716,641
Other Assets and Liabilities, Net - (0.0% )		(263)

Total Net Assets - 100.0%		$1,716,378

JNL/S&P Managed Moderate Fund

INVESTMENT COMPANIES - 100.0%
Curian/DoubleLine Total Return Fund (21.2%) (b)	11,625	$116,254

	Shares	Value
JNL/BlackRock Commodity Securities Strategy Fund (3.5%) (b)	4,523	50,480
JNL/BlackRock Large Cap Select Growth Fund (2.4%) (b)	868	24,070
JNL/DFA U.S. Core Equity Fund (7.5%) (b)	3,548	37,401
JNL/Eagle SmallCap Equity Fund (2.9%) (b)	1,657	48,202
JNL/Franklin Templeton Global Multisector Bond Fund (11.6%) (b)	17,028	204,168
JNL/Franklin Templeton Small Cap Value Fund (7.0%) (b)	4,364	72,484
JNL/Goldman Sachs Emerging Markets Debt Fund (13.4%) (b)	9,292	106,487
JNL/Goldman Sachs Mid Cap Value Fund (10.0%) (b)	9,633	116,074
JNL/Invesco Global Real Estate Fund (3.5%) (b)	5,425	53,323
JNL/Invesco International Growth Fund (4.3%) (b)	4,127	52,947
JNL/Invesco Small Cap Growth Fund (4.0%) (b)	1,504	29,464
JNL/JPMorgan International Value Fund (3.7%) (b)	2,947	24,634
JNL/JPMorgan MidCap Growth Fund (11.4%) (b)	4,717	146,498
JNL/JPMorgan U.S. Government & Quality Bond Fund (13.0%) (b)	11,636	152,548
JNL/Lazard Emerging Markets Fund (5.8%) (b)	8,036	88,151
JNL/Oppenheimer Global Growth Fund (3.9%) (b)	2,671	38,094
JNL/PIMCO Real Return Fund (6.4%) (b)	11,413	116,415
JNL/PIMCO Total Return Bond Fund (7.2%) (b)	29,634	373,684
JNL/PPM America Floating Rate Income Fund (7.3%) (b)	10,321	112,599
JNL/PPM America High Yield Bond Fund (5.6%) (b)	20,202	145,048
JNL/PPM America Low Duration Bond Fund (29.2%) (b)	12,619	126,443
JNL/PPM America Total Return Fund (29.6%) (b)	15,500	176,079
JNL/T. Rowe Price Established Growth Fund (8.1%) (b)	10,630	354,311
JNL/T. Rowe Price Short-Term Bond Fund (15.2%) (b)	25,345	251,930
JNL/T. Rowe Price Value Fund (8.2%) (b)	12,360	199,374
JNL/WMC Value Fund (7.2%) (b)	5,484	126,184

Total Investment Companies (cost $3,105,977)		3,343,346

Total Investments - 100.0% (cost $3,105,977)		3,343,346
Other Assets and Liabilities, Net - (0.0% )		(472)

Total Net Assets - 100.0%		$3,342,874

JNL/S&P Managed Moderate Growth Fund

INVESTMENT COMPANIES - 100.0%
Curian/DoubleLine Total Return Fund (17.5%) (b)	9,614	$96,144
JNL/BlackRock Commodity Securities Strategy Fund (8.6%) (b)	11,184	124,810
JNL/BlackRock Large Cap Select Growth Fund (8.1%) (b)	2,980	82,614
JNL/Eagle SmallCap Equity Fund (9.6%) (b)	5,405	157,234
JNL/Franklin Templeton Global Multisector Bond Fund (18.6%) (b)	27,165	325,712
JNL/Franklin Templeton Small Cap Value Fund (14.4%) (b)	8,951	148,677

See accompanying Notes to Financial Statements.

JNL Series Trust Master Feeder Funds and Fund of Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares	Value
JNL/Goldman Sachs Core Plus Bond Fund (9.8%) (b)	6,668	76,278
JNL/Goldman Sachs Emerging Markets Debt Fund (18.1%) (b)	12,590	144,282
JNL/Goldman Sachs Mid Cap Value Fund (16.0%) (b)	15,410	185,696
JNL/Invesco Global Real Estate Fund (8.7%) (b)	13,725	134,912
JNL/Invesco International Growth Fund (16.7%) (b)	16,018	205,511
JNL/Invesco Large Cap Growth Fund (19.5%) (b)	11,870	198,118
JNL/Invesco Mid Cap Value Fund (14.6%) (b)	3,648	55,629
JNL/Invesco Small Cap Growth Fund (12.7%) (b)	4,748	93,021
JNL/JPMorgan International Value Fund (11.1%) (b)	8,975	75,033
JNL/JPMorgan MidCap Growth Fund (19.0%) (b)	7,899	245,354
JNL/JPMorgan U.S. Government & Quality Bond Fund (13.7%) (b)	12,240	160,471
JNL/Lazard Emerging Markets Fund (16.6%) (b)	23,093	253,330
JNL/Morgan Stanley Mid Cap Growth Fund (34.3%) (b)	5,475	71,884
JNL/Oppenheimer Global Growth Fund (11.1%) (b)	7,684	109,575
JNL/PIMCO Real Return Fund (5.2%) (b)	9,273	94,581
JNL/PIMCO Total Return Bond Fund (9.1%) (b)	37,424	471,917
JNL/PPM America Floating Rate Income Fund (3.3%) (b)	4,637	50,590
JNL/PPM America High Yield Bond Fund (9.3%) (b)	33,601	241,256
JNL/PPM America Low Duration Bond Fund (37.9%) (b)	16,396	164,285
JNL/PPM America Mid Cap Value Fund (6.8%) (b)	1,444	21,556
JNL/PPM America Total Return Fund (26.3%) (b)	13,811	156,891
JNL/T. Rowe Price Established Growth Fund (18.4%) (b)	24,163	805,337
JNL/T. Rowe Price Short-Term Bond Fund (16.6%) (b)	27,706	275,398
JNL/T. Rowe Price Value Fund (18.3%) (b)	27,590	445,027
JNL/WMC Value Fund (21.3%) (b)	16,157	371,762

Total Investment Companies (cost $5,347,587)		6,042,885

Total Investments - 100.0% (cost $5,347,587)		6,042,885
Other Assets and Liabilities, Net - (0.0% )		(833)

Total Net Assets - 100.0%		$6,042,052

JNL/S&P Managed Growth Fund

INVESTMENT COMPANIES - 100.0%
Curian/DoubleLine Total Return Fund (11.0%) (b)	6,044	$60,436
JNL/BlackRock Commodity Securities Strategy Fund (8.3%) (b)	10,770	120,194
JNL/BlackRock Large Cap Select Growth Fund (19.1%) (b)	6,983	193,573
JNL/Eagle SmallCap Equity Fund (9.1%) (b)	5,151	149,830
JNL/Franklin Templeton Global Multisector Bond Fund (2.1%) (b)	3,072	36,835
JNL/Franklin Templeton Small Cap Value Fund (11.8%) (b)	7,344	121,986

	Shares	Value
JNL/Goldman Sachs Emerging Markets Debt Fund (9.0%) (b)	6,245	71,574
JNL/Goldman Sachs Mid Cap Value Fund (13.6%) (b)	13,139	158,320
JNL/Invesco Global Real Estate Fund (6.1%) (b)	9,587	94,235
JNL/Invesco International Growth Fund (19.0%) (b)	18,212	233,664
JNL/Invesco Large Cap Growth Fund (19.0%) (b)	11,596	193,535
JNL/Invesco Mid Cap Value Fund (10.3%) (b)	2,565	39,121
JNL/Invesco Small Cap Growth Fund (8.0%) (b)	3,006	58,894
JNL/JPMorgan International Value Fund (11.7%) (b)	9,422	78,770
JNL/JPMorgan MidCap Growth Fund (15.3%) (b)	6,366	197,731
JNL/JPMorgan U.S. Government & Quality Bond Fund (3.5%) (b)	3,161	41,444
JNL/Lazard Emerging Markets Fund (13.9%) (b)	19,347	212,239
JNL/M&G Global Basics Fund (42.7%) (b)	5,370	72,604
JNL/Morgan Stanley Mid Cap Growth Fund (24.3%) (b)	3,878	50,914
JNL/Oppenheimer Global Growth Fund (13.2%) (b)	9,117	130,003
JNL/PIMCO Real Return Fund (2.0%) (b)	3,535	36,057
JNL/PIMCO Total Return Bond Fund (4.0%) (b)	16,401	206,821
JNL/PPM America High Yield Bond Fund (4.5%) (b)	16,342	117,335
JNL/PPM America Mid Cap Value Fund (6.8%) (b)	1,444	21,556
JNL/PPM America Total Return Fund (6.5%) (b)	3,420	38,853
JNL/T. Rowe Price Established Growth Fund (14.8%) (b)	19,429	647,582
JNL/T. Rowe Price Mid-Cap Growth Fund (4.9%) (b)	3,357	125,792
JNL/T. Rowe Price Short-Term Bond Fund (11.3%) (b)	18,779	186,659
JNL/T. Rowe Price Value Fund (19.7%) (b)	29,679	478,716
JNL/WMC Value Fund (19.5%) (b)	14,766	339,758

Total Investment Companies (cost $3,820,461)		4,515,031

Total Investments - 100.0% (cost $3,820,461)		4,515,031
Other Assets and Liabilities, Net - (0.0% )		(627)

Total Net Assets - 100.0%		$4,514,404

JNL/S&P Managed Aggressive Growth Fund

INVESTMENT COMPANIES - 100.0%
JNL/BlackRock Commodity Securities Strategy Fund (2.0%) (b)	2,632	$29,378
JNL/BlackRock Large Cap Select Growth Fund (7.8%) (b)	2,866	79,440
JNL/Eagle SmallCap Equity Fund (3.6%) (b)	2,054	59,744
JNL/Franklin Templeton Small Cap Value Fund (5.2%) (b)	3,233	53,706
JNL/Goldman Sachs Emerging Markets Debt Fund (3.3%) (b)	2,304	26,401
JNL/Goldman Sachs Mid Cap Value Fund (7.1%) (b)	6,835	82,367
JNL/Invesco Global Real Estate Fund (2.0%) (b)	3,203	31,481

See accompanying Notes to Financial Statements.

JNL Series Trust Master Feeder Funds and Fund of Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares	Value
JNL/Invesco International Growth Fund (9.0%) (b)	8,639	110,832
JNL/Invesco Large Cap Growth Fund (7.7%) (b)	4,688	78,249
JNL/Invesco Small Cap Growth Fund (3.7%) (b)	1,389	27,208
JNL/JPMorgan International Value Fund (1.1%) (b)	868	7,258
JNL/JPMorgan MidCap Growth Fund (6.4%) (b)	2,664	82,740
JNL/Lazard Emerging Markets Fund (5.8%) (b)	8,048	88,283
JNL/M&G Global Basics Fund (18.0%) (b)	2,269	30,681
JNL/Morgan Stanley Mid Cap Growth Fund (11.2%) (b)	1,794	23,551
JNL/Oppenheimer Global Growth Fund (6.0%) (b)	4,159	59,302
JNL/PIMCO Total Return Bond Fund (0.9%) (b)	3,764	47,467
JNL/PPM America High Yield Bond Fund (1.1%) (b)	3,828	27,486
JNL/T. Rowe Price Established Growth Fund (5.1%) (b)	6,653	221,752
JNL/T. Rowe Price Mid-Cap Growth Fund (2.6%) (b)	1,773	66,444
JNL/T. Rowe Price Short-Term Bond Fund (1.6%) (b)	2,702	26,859
JNL/T. Rowe Price Value Fund (7.2%) (b)	10,843	174,890
JNL/WMC Value Fund (8.3%) (b)	6,264	144,137

Total Investment Companies (cost $1,301,060)		1,579,656

Total Investments - 100.0% (cost $1,301,060)		1,579,656
Other Assets and Liabilities, Net - (0.0% )		(237)

Total Net Assets - 100.0%		$1,579,419

(a)	Investment in affiliate.
(b)

At December 31, 2013, the Fund’s percentage ownership of the underlying affiliated fund is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

See accompanying Notes to Financial Statements.

JNL Series Trust Master Feeder Funds and Fund of Funds

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2013

	JNL/American Funds Blue Chip Income and Growth Fund(d)	JNL/American Funds Global Bond Fund(d)	JNL/American Funds Global Small Capitalization Fund(d)	JNL/American Funds Growth- Income Fund(d)	JNL/American Funds International Fund(d)	JNL/American Funds New World Fund(d)	JNL Institutional Alt 20 Fund
Assets
Investments - unaffiliated, at value (a)	$–	$–	$–	$–	$–	$–	$–
Investments - affiliated, at value (b)	1,214,856	455,412	336,834	1,645,403	562,154	647,489	1,772,495

Total investments, at value (c)	1,214,856	455,412	336,834	1,645,403	562,154	647,489	1,772,495
Receivable for investments sold	–	–	–	–	–	–	598
Receivable for fund shares sold	762	569	324	2,397	749	676	319
Receivable from adviser	480	213	168	539	277	427	–

Total assets	1,216,098	456,194	337,326	1,648,339	563,180	648,592	1,773,412

Liabilities
Payable for advisory fees	692	271	209	918	393	561	169
Payable for administrative fees	150	57	42	203	68	80	74
Payable for 12b-1 fee (Class A)	90	34	25	122	42	48	–
Payable for investment securities purchased	430	415	37	2,066	626	509	–
Payable for fund shares redeemed	332	155	287	331	123	167	917
Payable for trustee fees	12	8	4	15	3	4	28
Payable for other expenses	3	1	1	3	1	1	4

Total liabilities	1,709	941	605	3,658	1,256	1,370	1,192

Net assets	$1,214,389	$455,253	$336,721	$1,644,681	$561,924	$647,222	$1,772,220

Net assets consist of:
Paid-in capital	$906,718	$467,019	$270,504	$1,212,828	$461,907	$565,997	$1,519,072
Undistributed (excess of distributions over) net investment income	17,057	41	853	13,908	4,995	6,135	30,358
Accumulated net realized gain (loss)	2,907	3,017	2,509	16,798	3,054	4,928	17,047
Net unrealized appreciation (depreciation) on investments	287,707	(14,824)	62,855	401,147	91,968	70,162	205,743

	$1,214,389	$455,253	$336,721	$1,644,681	$561,924	$647,222	$1,772,220

Class A
Net assets	$1,214,231	$455,032	$336,588	$1,644,396	$561,746	$647,045	$1,772,220
Shares outstanding (no par value), unlimited shares authorized	81,077	43,152	25,500	105,597	43,679	52,300	108,787
Net asset value per share	$14.98	$10.54	$13.20	$15.57	$12.86	$12.37	$16.29

Class B
Net assets	$158	$221	$133	$285	$178	$177	N/A
Shares outstanding (no par value), unlimited shares authorized	11	21	10	18	14	14	N/A
Net asset value per share	$15.05	$10.61	$13.26	$15.64	$12.93	$12.43	N/A

(a) Investments - unaffiliated, at cost	$–	$–	$–	$–	$–	$–	$–
(b) Investments - affiliated, at cost	927,149	470,236	273,979	1,244,256	470,186	577,327	1,566,752

(c) Total investments, at cost	$927,149	$470,236	$273,979	$1,244,256	$470,186	$577,327	$1,566,752

(d)	The Master Funds for the JNL American Master Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. These financial statements should be read in conjunction with each Master Fund’s shareholder report.

See accompanying Notes to Financial Statements.

JNL Series Trust Master Feeder Funds and Fund of Funds

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2013

	JNL Institutional Alt 35 Fund	JNL Institutional Alt 50 Fund	JNL Institutional Alt 65 Fund	JNL/American Funds Balanced Allocation Fund	JNL/American Funds Growth Allocation Fund	JNL Disciplined Moderate Fund	JNL Disciplined Moderate Growth Fund
Assets
Investments - unaffiliated, at value (a)	$–	$–	$–	$462,264	$373,394	$–	$–
Investments - affiliated, at value (b)	2,409,737	3,312,521	765,740	–	–	1,096,705	1,295,311

Total investments, at value (c)	2,409,737	3,312,521	765,740	462,264	373,394	1,096,705	1,295,311
Receivable for investments sold	719	–	493	–	–	–	–
Receivable for fund shares sold	561	2,138	80	1,385	1,639	529	604
Receivable from adviser	–	–	–	19	15	–	–

Total assets	2,411,017	3,314,659	766,313	463,668	375,048	1,097,234	1,295,915

Liabilities
Payable for advisory fees	223	298	86	114	90	94	107
Payable for administrative fees	101	139	33	58	45	46	54
Payable for 12b-1 fee (Class A)	–	–	–	34	27	–	–
Payable for investment securities purchased	–	492	–	1,249	1,531	274	412
Payable for fund shares redeemed	1,279	1,646	572	135	108	255	192
Payable for trustee fees	40	53	23	2	1	17	19
Payable for other expenses	5	7	2	1	1	2	2

Total liabilities	1,648	2,635	716	1,593	1,803	688	786

Net assets	$2,409,369	$3,312,024	$765,597	$462,075	$373,245	$1,096,546	$1,295,129

Net assets consist of:
Paid-in capital	$2,090,725	$2,933,074	$681,093	$415,285	$327,412	$918,268	$1,048,672
Undistributed (excess of distributions over) net investment income	38,302	49,143	9,900	6,429	4,175	26,589	27,202
Accumulated net realized gain (loss)	22,300	27,466	16,218	960	1,972	51,305	59,709
Net unrealized appreciation (depreciation) on investments	258,042	302,341	58,386	39,401	39,686	100,384	159,546

	$2,409,369	$3,312,024	$765,597	$462,075	$373,245	$1,096,546	$1,295,129

Class A
Net assets	$2,409,369	$3,312,024	$765,597	$462,075	$373,245	$1,096,546	$1,295,129
Shares outstanding (no par value), unlimited shares authorized	145,041	197,246	47,241	38,705	29,717	90,776	111,394
Net asset value per share	$16.61	$16.79	$16.21	$11.94	$12.56	$12.08	$11.63

Class B
Net assets	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Shares outstanding (no par value), unlimited shares authorized	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Net asset value per share	N/A	N/A	N/A	N/A	N/A	N/A	N/A

(a) Investments - unaffiliated, at cost	$–	$–	$–	$422,863	$333,708	$–	$–
(b) Investments - affiliated, at cost	2,151,695	3,010,180	707,354	–	–	996,321	1,135,765

(c) Total investments, at cost	$2,151,695	$3,010,180	$707,354	$422,863	$333,708	$996,321	$1,135,765

See accompanying Notes to Financial Statements.

JNL Series Trust Master Feeder Funds and Fund of Funds

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2013

	JNL Disciplined Growth Fund	JNL/Franklin Templeton Founding Strategy Fund	JNL/Mellon Capital 10 x 10 Fund	JNL/Mellon Capital Index 5 Fund	JNL/S&P 4 Fund	JNL/S&P Managed Conservative Fund	JNL/S&P Managed Moderate Fund
Assets
Investments - unaffiliated, at value (a)	$–	$–	$–	$–	$–	$–	$–
Investments - affiliated, at value (b)	553,947	1,559,668	393,774	714,354	3,090,710	1,716,641	3,343,346

Total investments, at value (c)	553,947	1,559,668	393,774	714,354	3,090,710	1,716,641	3,343,346
Receivable for investments sold	–	–	771	226	–	1,721	577
Receivable for fund shares sold	631	1,464	198	172	6,287	183	895
Receivable from adviser	–	–	–	–	–	–	–

Total assets	554,578	1,561,132	394,743	714,752	3,096,997	1,718,545	3,344,818

Liabilities
Payable for advisory fees	58	–	–	–	–	139	246
Payable for administrative fees	23	65	16	30	126	73	141
Payable for 12b-1 fee (Class A)	–	–	–	–	–	–	–
Payable for investment securities purchased	517	205	–	–	3,556	–	–
Payable for fund shares redeemed	114	1,259	968	397	2,731	1,904	1,471
Payable for trustee fees	7	48	11	14	40	47	79
Payable for other expenses	1	3	1	2	6	4	7

Total liabilities	720	1,580	996	443	6,459	2,167	1,944

Net assets	$553,858	$1,559,552	$393,747	$714,309	$3,090,538	$1,716,378	$3,342,874

Net assets consist of:
Paid-in capital	$453,801	$1,286,542	$287,442	$529,702	$2,203,505	$1,660,272	$3,063,872
Undistributed (excess of distributions over) net investment income	10,453	27,072	7,481	10,295	92,582	4,931	6,853
Accumulated net realized gain (loss)	20,417	(89,523)	(25,461)	19,816	68,294	11,036	34,780
Net unrealized appreciation (depreciation) on investments	69,187	335,461	124,285	154,496	726,157	40,139	237,369

	$553,858	$1,559,552	$393,747	$714,309	$3,090,538	$1,716,378	$3,342,874

Class A
Net assets	$553,858	$1,559,552	$393,747	$714,309	$3,090,538	$1,716,378	$3,342,874
Shares outstanding (no par value), unlimited shares authorized	50,920	131,576	35,579	58,553	184,378	143,646	257,308
Net asset value per share	$10.88	$11.85	$11.07	$12.20	$16.76	$11.95	$12.99

Class B
Net assets	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Shares outstanding (no par value), unlimited shares authorized	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Net asset value per share	N/A	N/A	N/A	N/A	N/A	N/A	N/A

(a) Investments - unaffiliated, at cost	$–	$–	$–	$–	$–	$–	$–
(b) Investments - affiliated, at cost	484,760	1,224,207	269,489	559,858	2,364,553	1,676,502	3,105,977

(c) Total investments, at cost	$484,760	$1,224,207	$269,489	$559,858	$2,364,553	$1,676,502	$3,105,977

See accompanying Notes to Financial Statements.

JNL Series Trust Master Feeder Funds and Fund of Funds

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2013

	JNL/S&P Managed Moderate Growth Fund	JNL/S&P Managed Growth Fund	JNL/S&P Managed Aggressive Growth Fund
Assets
Investments - unaffiliated, at value (a)	$–	$–	$–
Investments - affiliated, at value (b)	6,042,885	4,515,031	1,579,656

Total investments, at value (c)	6,042,885	4,515,031	1,579,656
Receivable for investments sold	76	–	–
Receivable for fund shares sold	2,267	2,325	1,070
Receivable from adviser	–	–	–

Total assets	6,045,228	4,517,356	1,580,726

Liabilities
Payable for advisory fees	426	321	126
Payable for administrative fees	253	187	65
Payable for 12b-1 fee (Class A)	–	–	–
Payable for investment securities purchased	–	166	58
Payable for fund shares redeemed	2,343	2,159	1,011
Payable for trustee fees	142	111	44
Payable for other expenses	12	8	3

Total liabilities	3,176	2,952	1,307

Net assets	$6,042,052	$4,514,404	$1,579,419

Net assets consist of:
Paid-in capital	$5,254,552	$3,728,820	$1,288,247
Undistributed (excess of distributions over) net investment income	14,665	25,028	7,842
Accumulated net realized gain (loss)	77,537	65,986	4,734
Net unrealized appreciation (depreciation) on investments	695,298	694,570	278,596

	$6,042,052	$4,514,404	$1,579,419

Class A
Net assets	$6,042,052	$4,514,404	$1,579,419
Shares outstanding (no par value), unlimited shares authorized	429,438	315,099	95,824
Net asset value per share	$14.07	$14.33	$16.48

Class B
Net assets	N/A	N/A	N/A
Shares outstanding (no par value), unlimited shares authorized	N/A	N/A	N/A
Net asset value per share	N/A	N/A	N/A

(a) Investments - unaffiliated, at cost	$–	$–	$–
(b) Investments - affiliated, at cost	5,347,587	3,820,461	1,301,060

(c) Total investments, at cost	$5,347,587	$3,820,461	$1,301,060

See accompanying Notes to Financial Statements.

JNL Series Trust Master Feeder Funds and Fund of Funds

Statements of Operations (in thousands)

For the Year Ended December 31, 2013

	JNL/American Funds Blue Chip Income and Growth Fund(b)	JNL/American Funds Global Bond Fund(b)	JNL/American Funds Global Small Capitalization Fund(b)	JNL/American Funds Growth- Income Fund(b)	JNL/American Funds International Fund(b)	JNL/American Funds New World Fund(b)	JNL Institutional Alt 20 Fund
Investment income
Dividends (a)	$–	$–	$–	$–	$–	$–	$28,967
Dividends received from master fund (a)	23,095	–	2,334	22,490	7,994	9,674	–

Total investment income	23,095	–	2,334	22,490	7,994	9,674	28,967

Expenses
Advisory fees	6,666	3,222	2,007	8,542	3,797	5,693	1,852
Administrative fees	1,432	691	401	1,857	670	814	801
12b-1 fees (Class A)	2,387	1,150	669	3,094	1,116	1,355	–
Legal fees	4	2	1	6	1	2	7
Trustee fees	13	7	4	16	3	4	22
Other expenses	9	6	2	13	4	5	19

Total expenses	10,511	5,078	3,084	13,528	5,591	7,873	2,701

Expense waiver	(4,479)	(2,532)	(1,605)	(4,952)	(2,595)	(4,338)	–

Net expenses	6,032	2,546	1,479	8,576	2,996	3,535	2,701

Net investment income (loss)	17,063	(2,546)	855	13,914	4,998	6,139	26,266

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	–	–	–	–	–	–	–
Affiliated investments	3,027	353	2,587	16,799	3,108	2,581	9,882
Distributions from unaffiliated investment companies	–	–	–	–	–	–	–
Distributions from affiliated investment companies	–	5,653	–	–	–	2,392	12,182
Net change in unrealized appreciation (depreciation) on investments	242,550	(17,725)	61,095	321,350	79,564	48,310	159,544

Net realized and unrealized gain (loss)	245,577	(11,719)	63,682	338,149	82,672	53,283	181,608

Net increase (decrease) in net assets from operations	$262,640	$(14,265)	$64,537	$352,063	$87,670	$59,422	$207,874

(a) Income from affiliated investments	$23,095	$—	$2,334	$22,490	$7,994	$9,674	$28,967
(b)

The Master Funds for the JNL American Master Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. These financial statements should be read in conjunction with each Master Fund’s shareholder report.

See accompanying Notes to Financial Statements.

JNL Series Trust Master Feeder Funds and Fund of Funds

Statements of Operations (in thousands)

For the Year Ended December 31, 2013

	JNL Institutional Alt 35 Fund	JNL Institutional Alt 50 Fund	JNL Institutional Alt 65 Fund	JNL/American Funds Balanced Allocation Fund	JNL/American Funds Growth Allocation Fund	JNL Disciplined Moderate Fund	JNL Disciplined Moderate Growth Fund
Investment income
Dividends (a)	$37,190	$48,357	$10,432	$8,102	$5,477	$16,812	$16,995
Dividends received from master fund	–	–	–	–	–	–	–

Total investment income	37,190	48,357	10,432	8,102	5,477	16,812	16,995

Expenses
Advisory fees	2,492	3,362	1,087	892	645	1,000	1,085
Administrative fees	1,121	1,556	418	446	323	469	522
12b-1 fees (Class A)	–	–	–	743	538	–	–
Legal fees	10	15	4	1	1	4	4
Trustee fees	32	44	13	4	2	13	14
Other expenses	27	36	12	2	1	9	10

Total expenses	3,682	5,013	1,534	2,088	1,510	1,495	1,635

Expense waiver	–	–	–	(105)	(78)	–	–

Net expenses	3,682	5,013	1,534	1,983	1,432	1,495	1,635

Net investment income (loss)	33,508	43,344	8,898	6,119	4,045	15,317	15,360

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	–	–	–	18	1,647	–	–
Affiliated investments	16,058	25,215	18,005	–	–	43,026	49,549
Distributions from unaffiliated investment companies	–	–	–	1,265	463	–	–
Distributions from affiliated investment companies	14,324	16,519	3,025	–	–	22,144	26,647
Net change in unrealized appreciation (depreciation) on investments	198,806	219,634	45,479	35,997	36,265	64,591	118,928

Net realized and unrealized gain (loss)	229,188	261,368	66,509	37,280	38,375	129,761	195,124

Net increase (decrease) in net assets from operations	$262,696	$304,712	$75,407	$43,399	$42,420	$145,078	$210,484

(a) Income from affiliated investments	$37,190	$48,357	$10,432	$—	$—	$16,812	$16,995

See accompanying Notes to Financial Statements.

JNL Series Trust Master Feeder Funds and Fund of Funds

Statements of Operations (in thousands)

For the Year Ended December 31, 2013

	JNL Disciplined Growth Fund	JNL/Franklin Templeton Founding Strategy Fund	JNL/Mellon Capital 10 x 10 Fund	JNL/Mellon Capital Index 5 Fund	JNL/S&P 4 Fund	JNL/S&P Managed Conservative Fund	JNL/S&P Managed Moderate Fund
Investment income
Dividends (a)	$7,046	$27,849	$7,469	$9,892	$25,388	$33,920	$52,204
Dividends received from master fund	–	–	–	–	–	–	–

Total investment income	7,046	27,849	7,469	9,892	25,388	33,920	52,204

Expenses
Advisory fees	547	–	–	–	–	1,697	2,768
Administrative fees	211	695	176	316	1,009	905	1,573
12b-1 fees (Class A)	–	–	–	–	–	–	–
Legal fees	2	6	1	3	9	8	14
Trustee fees	6	20	5	9	25	27	45
Other expenses	3	18	3	6	19	25	39

Total expenses	769	739	185	334	1,062	2,662	4,439

Expense waiver	–	–	–	–	–	–	–

Net expenses	769	739	185	334	1,062	2,662	4,439

Net investment income (loss)	6,277	27,110	7,284	9,558	24,326	31,258	47,765

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	–	–	–	–	–	–	–
Affiliated investments	15,646	(1,021)	11,732	22,222	39,403	60,090	94,486
Distributions from unaffiliated investment companies	–	–	–	–	–	–	–
Distributions from affiliated investment companies	10,728	–	2,960	10,724	120,298	25,682	75,522
Net change in unrealized appreciation (depreciation) on investments	57,272	270,920	63,514	91,270	509,008	(39,678)	93,817

Net realized and unrealized gain (loss)	83,646	269,899	78,206	124,216	668,709	46,094	263,825

Net increase (decrease) in net assets from operations	$89,923	$297,009	$85,490	$133,774	$693,035	$77,352	$311,590

(a) Income from affiliated investments	$7,046	$27,849	$7,469	$9,892	$25,388	$33,920	$52,204

See accompanying Notes to Financial Statements.

JNL Series Trust Master Feeder Funds and Fund of Funds

Statements of Operations (in thousands)

For the Year Ended December 31, 2013

	JNL/S&P Managed Moderate Growth Fund	JNL/S&P Managed Growth Fund	JNL/S&P Managed Aggressive Growth Fund
Investment income
Dividends (a)	$83,662	$48,711	$15,005
Dividends received from master fund	–	–	–

Total investment income	83,662	48,711	15,005

Expenses
Advisory fees	4,583	3,336	1,297
Administrative fees	2,708	1,929	654
12b-1 fees (Class A)	–	–	–
Legal fees	25	18	6
Trustee fees	76	53	18
Other expenses	65	44	14

Total expenses	7,457	5,380	1,989

Expense waiver	–	–	–

Net expenses	7,457	5,380	1,989

Net investment income (loss)	76,205	43,331	13,016

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	–	–	–
Affiliated investments	165,464	156,501	59,671
Distributions from unaffiliated investment companies	–	–	–
Distributions from affiliated investment companies	145,585	131,448	53,012
Net change in unrealized appreciation (depreciation) on investments	411,877	454,248	175,650

Net realized and unrealized gain (loss)	722,926	742,197	288,333

Net increase (decrease) in net assets from operations	$799,131	$785,528	$301,349

(a) Income from affiliated investments	$83,662	$48,711	$15,005

See accompanying Notes to Financial Statements.

JNL Series Trust Master Feeder Funds and Fund of Funds

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2013

	JNL/American Funds Blue Chip Income and Growth Fund(a)	JNL/American Funds Global Bond Fund(a)	JNL/American Funds Global Small Capitalization Fund(a)	JNL/American Funds Growth- Income Fund(a)	JNL/American Funds International Fund(a)	JNL/American Funds New World Fund(a)	JNL Institutional Alt 20 Fund
Operations
Net investment income (loss)	$17,063	$(2,546)	$855	$13,914	$4,998	$6,139	$26,266
Net realized gain (loss)	3,027	6,006	2,587	16,799	3,108	4,973	22,064
Net change in unrealized appreciation (depreciation)	242,550	(17,725)	61,095	321,350	79,564	48,310	159,544

Net increase (decrease) in net assets from operations	262,640	(14,265)	64,537	352,063	87,670	59,422	207,874

Distributions to shareholders
From net investment income
Class A	(11,218)	(9,701)	(1,871)	(10,238)	(3,804)	(3,060)	(32,596)
Class B	(2)	(5)	(1)	(2)	(1)	(1)	–
From net realized gains
Class A	(4,729)	(2,151)	(635)	(1,276)	(756)	(1,049)	(27,405)
Class B	(1)	(1)	–	–	–	–	–

Total distributions to shareholders	(15,950)	(11,858)	(2,507)	(11,516)	(4,561)	(4,110)	(60,001)

Share transactions[1]
Proceeds from the sale of shares
Class A	415,370	164,773	127,907	685,757	204,625	241,916	376,247
Class B	46	75	24	102	34	43	–
Reinvestment of distributions
Class A	15,947	11,852	2,506	11,514	4,560	4,109	60,001
Class B	3	6	1	2	1	1	–
Cost of shares redeemed
Class A	(162,529)	(161,757)	(61,452)	(257,566)	(90,483)	(118,571)	(217,791)
Class B	(41)	(107)	(26)	(51)	(47)	(19)	–

Net increase (decrease) in net assets from share transactions	268,796	14,842	68,960	439,758	118,690	127,479	218,457

Net increase (decrease) net assets	515,486	(11,281)	130,990	780,305	201,799	182,791	366,330

Net assets beginning of year	698,903	466,534	205,731	864,376	360,125	464,431	1,405,890

Net assets end of year	$1,214,389	$455,253	$336,721	$1,644,681	$561,924	$647,222	$1,772,220

Undistributed (excess of distributions over) net investment income	$17,057	$41	$853	$13,908	$4,995	$6,135	$30,358

[1] Share transactions
Shares sold
Class A	31,100	15,147	10,692	50,553	17,512	20,861	23,986
Class B	4	7	2	8	3	4	–
Reinvestment of distributions
Class A	1,106	1,125	193	769	367	340	3,778
Class B	–	1	–	–	–	–	–
Shares redeemed
Class A	(12,068)	(14,922)	(5,158)	(18,935)	(7,807)	(10,260)	(13,819)
Class B	(3)	(10)	(2)	(4)	(4)	(2)	–

Net increase/(decrease)
Class A	20,138	1,350	5,727	32,387	10,072	10,941	13,945

Class B	1	(2)	–	4	(1)	2	–

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$280,424	$81,783	$82,958	$500,272	$137,656	$157,990	$588,223
Proceeds from sales of securities	10,340	75,692	15,605	57,791	18,461	26,016	391,261

(a)

The Master Funds for the JNL American Master Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. These financial statements should be read in conjunction with each Master Fund’s shareholder report.

See accompanying Notes to Financial Statements.

JNL Series Trust Master Feeder Funds and Fund of Funds

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2013

	JNL Institutional Alt 35 Fund	JNL Institutional Alt 50 Fund	JNL Institutional Alt 65 Fund	JNL/American Funds Balanced Allocation Fund	JNL/American Funds Growth Allocation Fund	JNL Disciplined Moderate Fund	JNL Disciplined Moderate Growth Fund
Operations
Net investment income (loss)	$33,508	$43,344	$8,898	$6,119	$4,045	$15,317	$15,360
Net realized gain (loss)	30,382	41,734	21,030	1,283	2,110	65,170	76,196
Net change in unrealized appreciation (depreciation)	198,806	219,634	45,479	35,997	36,265	64,591	118,928

Net increase (decrease) in net assets from operations	262,696	304,712	75,407	43,399	42,420	145,078	210,484

Distributions to shareholders
From net investment income
Class A	(37,476)	(40,698)	(8,254)	(2,353)	(1,323)	(12,966)	(12,356)
Class B	–	–	–	–	–	–	–
From net realized gains
Class A	(42,632)	(33,152)	(17,787)	(212)	(260)	(17,651)	(23,566)
Class B	–	–	–	–	–	–	–

Total distributions to shareholders	(80,108)	(73,850)	(26,041)	(2,565)	(1,583)	(30,617)	(35,922)

Share transactions[1]
Proceeds from the sale of shares
Class A	499,392	806,896	30,222	321,003	269,689	351,914	430,411
Class B	–	–	–	–	–	–	–
Reinvestment of distributions
Class A	80,108	73,850	26,041	2,565	1,583	30,617	35,922
Class B	–	–	–	–	–	–	–
Cost of shares redeemed
Class A	(372,806)	(598,789)	(250,927)	(50,912)	(43,788)	(161,500)	(163,740)
Class B	–	–	–	–	–	–	–

Net increase (decrease) in net assets from share transactions	206,694	281,957	(194,664)	272,656	227,484	221,031	302,593

Net increase (decrease) net assets	389,282	512,819	(145,298)	313,490	268,321	335,492	477,155

Net assets beginning of year	2,020,087	2,799,205	910,895	148,585	104,924	761,054	817,974

Net assets end of year	$2,409,369	$3,312,024	$765,597	$462,075	$373,245	$1,096,546	$1,295,129

Undistributed (excess of distributions over) net investment income	$38,302	$49,143	$9,900	$6,429	$4,175	$26,589	$27,202

[1] Share transactions
Shares sold
Class A	31,036	49,606	1,893	28,771	23,331	30,571	39,432
Class B	–	–	–	–	–	–	–
Reinvestment of distributions
Class A	4,945	4,500	1,643	219	130	2,584	3,168
Class B	–	–	–	–	–	–	–
Shares redeemed
Class A	(23,055)	(36,654)	(15,696)	(4,544)	(3,791)	(14,012)	(15,005)
Class B	–	–	–	–	–	–	–

Net increase/(decrease)
Class A	12,926	17,452	(12,160)	24,446	19,670	19,143	27,595

Class B	–	–	–	–	–	–	–

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$844,615	$1,362,872	$305,890	$280,331	$240,148	$461,138	$532,453
Proceeds from sales of securities	670,129	1,094,815	514,684	2,732	9,637	233,217	223,713

See accompanying Notes to Financial Statements.

JNL Series Trust Master Feeder Funds and Fund of Funds

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2013

	JNL Disciplined Growth Fund	JNL/Franklin Templeton Founding Strategy Fund	JNL/Mellon Capital 10 × 10 Fund	JNL/Mellon Capital Index 5 Fund	JNL/S&P 4 Fund	JNL/S&P Managed Conservative Fund	JNL/S&P Managed Moderate Fund
Operations
Net investment income (loss)	$6,277	$27,110	$7,284	$9,558	$24,326	$31,258	$47,765
Net realized gain (loss)	26,374	(1,021)	14,692	32,946	159,701	85,772	170,008
Net change in unrealized appreciation (depreciation)	57,272	270,920	63,514	91,270	509,008	(39,678)	93,817

Net increase (decrease) in net assets from operations	89,923	297,009	85,490	133,774	693,035	77,352	311,590

Distributions to shareholders
From net investment income
Class A	(4,157)	(28,077)	(7,375)	(9,881)	(16,817)	(10,471)	(14,661)
Class B	–	–	–	–	–	–	–
From net realized gains
Class A	(9,910)	–	(2,549)	(10,590)	(63,183)	(1,142)	(6,549)
Class B	–	–	–	–	–	–	–

Total distributions to shareholders	(14,067)	(28,077)	(9,924)	(20,471)	(80,000)	(11,613)	(21,210)

Share transactions[1]
Proceeds from the sale of shares
Class A	229,760	279,603	63,675	150,098	1,611,190	481,551	768,492
Class B	–	–	–	–	–	–	–
Reinvestment of distributions
Class A	14,067	28,077	9,924	20,471	80,000	11,613	21,210
Class B	–	–	–	–	–	–	–
Cost of shares redeemed
Class A	(82,140)	(243,371)	(69,602)	(112,255)	(498,151)	(682,553)	(650,442)
Class B	–	–	–	–	–	–	–

Net increase (decrease) in net assets from share transactions	161,687	64,309	3,997	58,314	1,193,039	(189,389)	139,260

Net increase (decrease) net assets	237,543	333,241	79,563	171,617	1,806,074	(123,650)	429,640

Net assets beginning of year	316,315	1,226,311	314,184	542,692	1,284,464	1,840,028	2,913,234

Net assets end of year	$553,858	$1,559,552	$393,747	$714,309	$3,090,538	$1,716,378	$3,342,874

Undistributed (excess of distributions over) net investment income	$10,453	$27,072	$7,481	$10,295	$92,582	$4,931	$6,853

[1] Share transactions
Shares sold
Class A	22,563	25,555	6,234	13,203	105,936	41,021	62,029
Class B	–	–	–	–	–	–	–
Reinvestment of distributions
Class A	1,328	2,442	924	1,728	4,920	981	1,661
Class B	–	–	–	–	–	–	–
Shares redeemed
Class A	(8,065)	(22,355)	(6,884)	(9,818)	(33,536)	(58,205)	(52,414)
Class B	–	–	–	–	–	–	–

Net increase/(decrease)
Class A	15,826	5,642	274	5,113	77,320	(16,203)	11,276

Class B	–	–	–	–	–	–	–

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$249,513	$110,303	$37,176	$106,825	$1,332,091	$704,914	$1,285,941
Proceeds from sales of securities	84,848	46,938	32,854	48,688	74,340	848,973	1,044,535

See accompanying Notes to Financial Statements.

JNL Series Trust Master Feeder Funds and Fund of Funds

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2013

	JNL/S&P Managed Moderate Growth Fund	JNL/S&P Managed Growth Fund	JNL/S&P Managed Aggressive Growth Fund
Operations
Net investment income (loss)	$76,205	$43,331	$13,016
Net realized gain (loss)	311,049	287,949	112,683
Net change in unrealized appreciation (depreciation)	411,877	454,248	175,650

Net increase (decrease) in net assets from operations	799,131	785,528	301,349

Distributions to shareholders
From net investment income
Class A	(27,305)	(34,757)	(9,521)
Class B	–	–	–
From net realized gains
Class A	(18,263)	(20,284)	(3,885)
Class B	–	–	–

Total distributions to shareholders	(45,568)	(55,041)	(13,406)

Share transactions[1]
Proceeds from the sale of shares
Class A	1,287,220	1,067,135	481,737
Class B	–	–	–
Reinvestment of distributions
Class A	45,568	55,041	13,406
Class B	–	–	–
Cost of shares redeemed
Class A	(844,711)	(601,595)	(295,573)
Class B	–	–	–

Net increase (decrease) in net assets from share transactions	488,077	520,581	199,570

Net increase (decrease) net assets	1,241,640	1,251,068	487,513

Net assets beginning of year	4,800,412	3,263,336	1,091,906

Net assets end of year	$6,042,052	$4,514,404	$1,579,419

Undistributed (excess of distributions over) net investment income	$14,665	$25,028	$7,842

[1] Share transactions
Shares sold
Class A	98,065	81,358	32,384
Class B	–	–	–
Reinvestment of distributions
Class A	3,319	3,965	843
Class B	–	–	–
Shares redeemed
Class A	(64,269)	(45,860)	(19,997)
Class B	–	–	–

Net increase/(decrease)
Class A	37,115	39,463	13,230

Class B	–	–	–

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$1,843,115	$1,485,419	$581,550
Proceeds from sales of securities	1,178,641	844,941	329,297

See accompanying Notes to Financial Statements.

JNL Series Trust Master Feeder Funds and Fund of Funds

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2012

	JNL/American Funds Blue Chip Income and Growth Fund(a)	JNL/American Funds Global Bond Fund(a)	JNL/American Funds Global Small Capitalization Fund(a)	JNL/American Funds Growth- Income Fund(a)	JNL/American Funds International Fund(a)	JNL/American Funds New World Fund(a)	JNL Institutional Alt 20 Fund
Operations
Net investment income (loss)	$11,215	$8,041	$1,870	$10,236	$3,803	$3,058	$15,850
Net realized gain (loss)	4,758	3,417	616	1,276	757	1,043	43,270
Net change in unrealized appreciation (depreciation)	46,958	10,567	23,597	84,903	40,585	54,385	60,194

Net increase (decrease) in net assets from operations	62,931	22,025	26,083	96,415	45,145	58,486	119,314

Distributions to shareholders
From net investment income
Class A	(5,803)	(8,317)	(1,262)	(5,712)	(3,389)	(3,988)	(19,119)
Class B	(1)	(5)	(1)	(1)	(2)	(1)	–
From net realized gains
Class A	(726)	(3,547)	(1,554)	(689)	(603)	(1,604)	(29,326)
Class B	–	(2)	(1)	–	–	(1)	–

Total distributions to shareholders	(6,530)	(11,871)	(2,818)	(6,402)	(3,994)	(5,594)	(48,445)

Share transactions[1]
Proceeds from the sale of shares
Class A	366,959	243,989	96,756	426,381	155,103	217,130	527,971
Class B	96	114	78	89	99	98	–
Reinvestment of distributions
Class A	6,529	11,864	2,816	6,401	3,992	5,592	48,445
Class B	1	7	2	1	2	2	–
Cost of shares redeemed
Class A	(134,671)	(139,290)	(47,359)	(118,833)	(53,324)	(86,361)	(151,742)
Class B	(44)	(44)	(35)	(31)	(13)	(62)	–

Net increase (decrease) in net assets from share transactions	238,870	116,640	52,258	314,008	105,859	136,399	424,674

Net increase (decrease) net assets	295,271	126,794	75,523	404,021	147,010	189,291	495,543

Net assets beginning of year	403,632	339,740	130,208	460,355	213,115	275,140	910,347

Net assets end of year	$698,903	$466,534	$205,731	$864,376	$360,125	$464,431	$1,405,890

Undistributed net investment income	$11,214	$9,702	$1,870	$10,234	$3,802	$3,057	$32,310

[1] Share transactions
Shares sold
Class A	32,942	21,839	9,773	37,975	15,489	20,694	36,023
Class B	9	10	9	8	10	10	–
Reinvestment of distributions
Class A	577	1,060	280	550	382	515	3,314
Class B	–	1	–	–	–	–	–
Shares redeemed
Class A	(12,120)	(12,492)	(4,819)	(10,575)	(5,341)	(8,245)	(10,357)
Class B	(4)	(4)	(4)	(3)	(1)	(6)	–

Net increase/(decrease)
Class A	21,399	10,407	5,234	27,950	10,530	12,964	28,980

Class B	5	7	5	5	9	4	–

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$273,362	$160,927	$65,835	$324,489	$113,632	$151,489	$609,723
Proceeds from sales of securities	29,731	44,601	14,517	6,519	7,928	17,585	193,693

(a)

The Master Funds for the JNL American Master Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. These financial statements should be read in conjunction with each Master Fund’s shareholder report.

See accompanying Notes to Financial Statements.

JNL Series Trust Master Feeder Funds and Fund of Funds

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2012

	JNL Institutional Alt 35 Fund	JNL Institutional Alt 50 Fund	JNL Institutional Alt 65 Fund	JNL/American Funds Balanced Allocation Fund(a)	JNL/American Funds Growth Allocation Fund(a)	JNL Disciplined Moderate Fund	JNL Disciplined Moderate Growth Fund
Operations
Net investment income (loss)	$18,321	$19,402	$3,480	$2,332	$1,316	$8,741	$8,934
Net realized gain (loss)	60,296	49,881	21,667	220	259	21,602	28,396
Net change in unrealized appreciation (depreciation)	100,239	158,140	76,294	3,404	3,421	43,491	48,499

Net increase (decrease) in net assets from operations	178,856	227,423	101,441	5,956	4,996	73,834	85,829

Distributions to shareholders
From net investment income
Class A	(30,712)	(44,037)	(22,947)	–	–	(9,961)	(9,844)
Class B	–	–	–	–	–	–	–
From net realized gains
Class A	(53,943)	(68,858)	(51,627)	–	–	(22,273)	(23,526)
Class B	–	–	–	–	–	–	–

Total distributions to shareholders	(84,655)	(112,895)	(74,574)	–	–	(32,234)	(33,370)

Share transactions[1]
Proceeds from the sale of shares
Class A	684,942	1,203,414	40,877	162,287	113,631	328,040	322,368
Class B	–	–	–	–	–	–	–
Reinvestment of distributions
Class A	84,655	112,895	74,574	–	–	32,234	33,370
Class B	–	–	–	–	–	–	–
Cost of shares redeemed
Class A	(233,481)	(448,413)	(218,268)	(19,658)	(13,703)	(103,543)	(99,581)
Class B	–	–	–	–	–	–	–

Net increase (decrease) in net assets from share transactions	536,116	867,896	(102,817)	142,629	99,928	256,731	256,157

Net increase (decrease) net assets	630,317	982,424	(75,950)	148,585	104,924	298,331	308,616

Net assets beginning of year	1,389,770	1,816,781	986,845	–	–	462,723	509,358

Net assets end of year	$2,020,087	$2,799,205	$910,895	$148,585	$104,924	$761,054	$817,974

Undistributed net investment income	$36,772	$39,308	$7,660	$2,353	$1,322	$12,955	$12,344

[1] Share transactions
Shares sold
Class A	44,939	77,315	2,561	16,196	11,407	31,187	33,642
Class B	–	–	–	–	–	–	–
Reinvestment of distributions
Class A	5,617	7,355	4,935	–	–	3,082	3,491
Class B	–	–	–	–	–	–	–
Shares redeemed
Class A	(15,300)	(28,920)	(13,678)	(1,937)	(1,360)	(9,830)	(10,414)
Class B	–	–	–	–	–	–	–

Net increase/(decrease)
Class A	35,256	55,750	(6,182)	14,259	10,047	24,439	26,719

Class B	–	–	–	–	–	–	–

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$859,927	$1,438,264	$353,334	$151,388	$106,765	$394,321	$429,155
Proceeds from sales of securities	361,505	631,332	519,241	6,316	5,462	150,658	186,176

(a)	Period from April 30, 2012 (commencement of operations).

See accompanying Notes to Financial Statements.

JNL Series Trust Master Feeder Funds and Fund of Funds

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2012

	JNL Disciplined Growth Fund	JNL/Franklin Templeton Founding Strategy Fund	JNL/Mellon Capital 10 x 10 Fund	JNL/Mellon Capital Index 5 Fund	JNL/S&P 4 Fund	JNL/S&P Managed Conservative Fund	JNL/S&P Managed Moderate Fund
Operations
Net investment income (loss)	$3,115	$28,068	$7,149	$9,100	$11,409	$22,776	$33,655
Net realized gain (loss)	11,083	(9,917)	(2,373)	12,355	68,059	41,762	109,217
Net change in unrealized appreciation (depreciation)	18,001	151,104	39,138	40,413	88,810	62,220	114,311

Net increase (decrease) in net assets from operations	32,199	169,255	43,914	61,868	168,278	126,758	257,183

Distributions to shareholders
From net investment income
Class A	(3,204)	(25,315)	(7,118)	(7,665)	(22,259)	(40,062)	(48,485)
Class B	–	–	–	–	–	–	–
From net realized gains
Class A	(8,109)	–	(2,859)	(14,811)	(47,013)	(23,338)	(83,101)
Class B	–	–	–	–	–	–	–

Total distributions to shareholders	(11,313)	(25,315)	(9,977)	(22,476)	(69,272)	(63,400)	(131,586)

Share transactions[1]
Proceeds from the sale of shares
Class A	150,388	213,639	53,886	130,690	413,113	812,378	985,852
Class B	–	–	–	–	–	–	–
Reinvestment of distributions
Class A	11,313	25,315	9,977	22,476	69,272	63,400	131,586
Class B	–	–	–	–	–	–	–
Cost of shares redeemed
Class A	(48,004)	(221,692)	(60,004)	(73,369)	(306,076)	(397,425)	(459,287)
Class B	–	–	–	–	–	–	–

Net increase (decrease) in net assets from share transactions	113,697	17,262	3,859	79,797	176,309	478,353	658,151

Net increase (decrease) net assets	134,583	161,202	37,796	119,189	275,315	541,711	783,748

Net assets beginning of year	181,732	1,065,109	276,388	423,503	1,009,149	1,298,317	2,129,486

Net assets end of year	$316,315	$1,226,311	$314,184	$542,692	$1,284,464	$1,840,028	$2,913,234

Undistributed net investment income	$4,152	$28,039	$7,366	$9,871	$16,790	$10,438	$14,604

[1] Share transactions
Shares sold
Class A	17,035	23,082	6,262	13,030	34,398	70,376	82,844
Class B	–	–	–	–	–	–	–
Reinvestment of distributions
Class A	1,287	2,651	1,143	2,259	5,861	5,513	11,142
Class B	–	–	–	–	–	–	–
Shares redeemed
Class A	(5,459)	(23,941)	(6,948)	(7,332)	(25,647)	(34,471)	(38,444)
Class B	–	–	–	–	–	–	–

Net increase/(decrease)
Class A	12,863	1,792	457	7,957	14,612	41,418	55,542

Class B	–	–	–	–	–	–	–

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$194,912	$74,829	$32,582	$95,434	$263,873	$744,418	$1,365,110
Proceeds from sales of securities	85,129	54,797	29,453	21,693	117,784	282,674	775,841

See accompanying Notes to Financial Statements.

JNL Series Trust Master Feeder Funds and Fund of Funds

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2012

	JNL/S&P Managed Moderate Growth Fund	JNL/S&P Managed Growth Fund	JNL/S&P Managed Aggressive Growth Fund
Operations
Net investment income (loss)	$48,882	$30,076	$8,470
Net realized gain (loss)	179,105	111,285	17,316
Net change in unrealized appreciation (depreciation)	295,187	260,496	113,355

Net increase (decrease) in net assets from operations	523,174	401,857	139,141

Distributions to shareholders
From net investment income
Class A	(65,560)	(36,973)	(9,238)
Class B	–	–	–
From net realized gains
Class A	(150,060)	(94,731)	–
Class B	–	–	–

Total distributions to shareholders	(215,620)	(131,704)	(9,238)

Share transactions[1]
Proceeds from the sale of shares
Class A	1,426,145	913,360	365,161
Class B	–	–	–
Reinvestment of distributions
Class A	215,620	131,704	9,238
Class B	–	–	–
Cost of shares redeemed
Class A	(668,625)	(534,014)	(255,832)
Class B	–	–	–

Net increase (decrease) in net assets from share transactions	973,140	511,050	118,567

Net increase (decrease) net assets	1,280,694	781,203	248,470

Net assets beginning of year	3,519,718	2,482,133	843,436

Net assets end of year	$4,800,412	$3,263,336	$1,091,906

Undistributed net investment income	$27,205	$34,677	$9,489

[1] Share transactions
Shares sold
Class A	117,254	78,168	29,012
Class B	–	–	–
Reinvestment of distributions
Class A	17,703	11,199	704
Class B	–	–	–
Shares redeemed
Class A	(54,871)	(45,704)	(20,378)
Class B	–	–	–

Net increase/(decrease)
Class A	80,086	43,663	9,338

Class B	–	–	–

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$2,295,900	$1,191,618	$370,035
Proceeds from sales of securities	1,439,774	744,877	239,504

See accompanying Notes to Financial Statements.

JNL Series Trust Master Feeder Funds and Fund of Funds

Financial Highlights

For a Share Outstanding

		Increase (Decrease) from Investment Operations(a)			Distributions from				Supplemental Data			Ratios(b)(e)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions		Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/American Funds Blue Chip Income and Growth Fund(g)
Class A
12/31/2013	$11.47	$0.24	$3.47	$3.71	$(0.14)	$(0.06)		$14.98	32.43%	$1,214,231	1%	0.63%	1.10%	1.79%
12/31/2012	10.21	0.22	1.15	1.37	(0.10)	(0.01)		11.47	13.43	698,789	5	0.65	1.10	1.97
12/31/2011	10.39	0.21	(0.34)	(0.13)	(0.05)	–		10.21	(1.25)	403,577	4	0.65	1.10	2.05
12/31/2010 *	10.00	0.29	0.10	0.39	–	–		10.39	3.90	148,996	5	0.65	1.10	4.51
Class B
12/31/2013	11.53	0.25	3.49	3.74	(0.16)	(0.06)		15.05	32.51	158	1	0.38	0.85	1.83
12/31/2012	10.25	0.25	1.15	1.40	(0.11)	(0.01)		11.53	13.69	114	5	0.40	0.85	2.26
12/31/2011	10.41	0.32	(0.43)	(0.11)	(0.05)	–		10.25	(1.03)	55	4	0.40	0.85	3.12
12/31/2010 *	10.00	0.42	(0.01)	0.41	–	–		10.41	4.10	9	5	0.40	0.85	6.57
JNL/American Funds Global Bond Fund(g)
Class A
12/31/2013	11.15	(0.06)	(0.27)	(0.33)	(0.23)	(0.05)		10.54	(2.95)	455,032	16	0.55	1.10	(0.55)
12/31/2012	10.82	0.22	0.41	0.63	(0.21)	(0.09)		11.15	5.76	466,274	11	0.55	1.10	1.98
12/31/2011	10.45	0.38	0.07	0.45	(0.08)	(0.00	)(f)	10.82	4.32	339,564	18	0.55	1.10	3.54
12/31/2010 *	10.00	0.48	(0.03)	0.45	–	–		10.45	4.50	105,262	5	0.55	1.10	6.97
Class B
12/31/2013	11.22	(0.04)	(0.27)	(0.31)	(0.25)	(0.05)		10.61	(2.72)	221	16	0.30	0.85	(0.38)
12/31/2012	10.86	0.24	0.43	0.67	(0.22)	(0.09)		11.22	6.15	260	11	0.30	0.85	2.15
12/31/2011	10.47	0.39	0.08	0.47	(0.08)	(0.00	)(f)	10.86	4.53	176	18	0.30	0.85	3.58
12/31/2010 *	10.00	0.63	(0.16)	0.47	–	–		10.47	4.70	79	5	0.30	0.85	8.98
JNL/American Funds Global Small Capitalization Fund(g)
Class A
12/31/2013	10.40	0.04	2.86	2.90	(0.07)	(0.03)		13.20	27.90	336,588	6	0.55	1.15	0.32
12/31/2012	8.95	0.11	1.49	1.60	(0.07)	(0.08)		10.40	17.90	205,624	8	0.55	1.15	1.09
12/31/2011	11.15	0.11	(2.28)	(2.17)	(0.03)	(0.00	)(f)	8.95	(19.43)	130,159	10	0.55	1.15	1.11
12/31/2010 *	10.00	0.13	1.02	1.15	–	–		11.15	11.50	80,924	4	0.55	1.15	1.93
Class B
12/31/2013	10.45	0.07	2.86	2.93	(0.09)	(0.03)		13.26	28.03	133	6	0.30	0.90	0.62
12/31/2012	8.99	0.13	1.49	1.62	(0.08)	(0.08)		10.45	18.10	107	8	0.30	0.90	1.30
12/31/2011	11.16	0.12	(2.26)	(2.14)	(0.03)	(0.00	)(f)	8.99	(19.11)	49	10	0.30	0.90	1.19
12/31/2010 *	10.00	0.22	0.94	1.16	–	–		11.16	11.60	23	4	0.30	0.90	3.11
JNL/American Funds Growth-Income Fund(g)
Class A
12/31/2013	11.80	0.15	3.73	3.88	(0.10)	(0.01)		15.57	32.93	1,644,396	5	0.69	1.09	1.12
12/31/2012	10.17	0.17	1.55	1.72	(0.08)	(0.01)		11.80	16.92	864,206	1	0.70	1.10	1.52
12/31/2011	10.45	0.18	(0.42)	(0.24)	(0.04)	–		10.17	(2.30)	460,263	3	0.70	1.10	1.76
12/31/2010 *	10.00	0.24	0.21	0.45	–	–		10.45	4.50	174,494	0	0.70	1.10	3.72
Class B
12/31/2013	11.85	0.18	3.74	3.92	(0.12)	(0.01)		15.64	33.11	285	5	0.44	0.84	1.32
12/31/2012	10.20	0.19	1.56	1.75	(0.09)	(0.01)		11.85	17.18	170	1	0.45	0.85	1.71
12/31/2011	10.46	0.22	(0.44)	(0.22)	(0.04)	–		10.20	(2.09)	92	3	0.45	0.85	2.14
12/31/2010 *	10.00	0.27	0.19	0.46	–	–		10.46	4.60	23	0	0.45	0.85	4.22
JNL/American Funds International Fund(g)
Class A
12/31/2013	10.71	0.13	2.13	2.26	(0.09)	(0.02)		12.86	21.10	561,746	4	0.67	1.25	1.12
12/31/2012	9.23	0.13	1.48	1.61	(0.11)	(0.02)		10.71	17.41	359,964	3	0.70	1.25	1.35
12/31/2011	10.85	0.20	(1.75)	(1.55)	(0.06)	(0.01)		9.23	(14.38)	213,058	3	0.70	1.25	1.99
12/31/2010 *	10.00	0.27	0.58	0.85	–	–		10.85	8.50	102,766	3	0.70	1.25	3.92
Class B
12/31/2013	10.77	0.15	2.14	2.29	(0.11)	(0.02)		12.93	21.24	178	4	0.42	1.00	1.27
12/31/2012	9.28	0.18	1.45	1.63	(0.12)	(0.02)		10.77	17.57	161	3	0.45	1.00	1.82
12/31/2011	10.87	0.25	(1.77)	(1.52)	(0.06)	(0.01)		9.28	(14.05)	57	3	0.45	1.00	2.41
12/31/2010 *	10.00	0.46	0.41	0.87	–	–		10.87	8.70	20	3	0.45	1.00	6.65

See accompanying Notes to Financial Statements.

JNL Series Trust Master Feeder Funds and Fund of Funds

Financial Highlights

For a Share Outstanding

		Increase (Decrease) from Investment Operations(a)			Distributions from				Supplemental Data			Ratios(b)(e)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions		Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/American Funds New World Fund(g)
Class A
12/31/2013	$11.23	$0.13	$1.09	$1.22	$(0.06)	$(0.02)		$12.37	10.88%	$647,045	5%	0.65%	1.45%	1.13%
12/31/2012	9.69	0.09	1.59	1.68	(0.10)	(0.04)		11.23	17.38	464,295	5	0.65	1.45	0.83
12/31/2011	11.36	0.20	(1.82)	(1.62)	(0.05)	–		9.69	(14.30)	275,059	7	0.65	1.45	1.91
12/31/2010 *	10.00	0.27	1.09	1.36	–	–		11.36	13.60	133,465	0	0.65	1.45	3.78
Class B
12/31/2013	11.28	0.15	1.10	1.25	(0.08)	(0.02)		12.43	11.09	177	5	0.40	1.20	1.32
12/31/2012	9.73	0.11	1.59	1.70	(0.11)	(0.04)		11.28	17.55	136	5	0.40	1.20	1.05
12/31/2011	11.37	0.35	(1.94)	(1.59)	(0.05)	–		9.73	(14.00)	81	7	0.40	1.20	3.34
12/31/2010 *	10.00	0.28	1.09	1.37	–	–		11.37	13.70	18	0	0.40	1.20	3.94
JNL Institutional Alt 20 Fund
Class A
12/31/2013	14.82	0.26	1.78	2.04	(0.31)	(0.26)		16.29	13.88	1,772,220	24	0.17	0.17	1.64
12/31/2012	13.82	0.20	1.33	1.53	(0.21)	(0.32)		14.82	11.15	1,405,890	17	0.17	0.17	1.35
12/31/2011	14.32	0.29	(0.66)	(0.37)	(0.12)	(0.01)		13.82	(2.57)	910,347	23	0.19	0.19	1.99
12/31/2010	12.73	0.25	1.41	1.66	(0.07)	(0.00	)(f)	14.32	13.06	615,034	3	0.20	0.20	1.91
12/31/2009 *	10.00	0.45	2.28	2.73	–	–		12.73	27.30	199,516	3	0.20	0.20	4.93
JNL Institutional Alt 35 Fund
Class A
12/31/2013	15.29	0.24	1.65	1.89	(0.27)	(0.30)		16.61	12.46	2,409,369	30	0.16	0.16	1.49
12/31/2012	14.35	0.16	1.46	1.62	(0.25)	(0.43)		15.29	11.33	2,020,087	21	0.17	0.17	1.06
12/31/2011	15.05	0.33	(0.90)	(0.57)	(0.11)	(0.02)		14.35	(3.81)	1,389,770	29	0.17	0.17	2.17
12/31/2010	13.24	0.25	1.65	1.90	(0.08)	(0.01)		15.05	14.36	885,456	2	0.20	0.20	1.79
12/31/2009 *	10.00	0.44	2.80	3.24	–	–		13.24	32.40	308,516	6	0.20	0.20	4.72
JNL Institutional Alt 50 Fund
Class A
12/31/2013	15.57	0.23	1.37	1.60	(0.21)	(0.17)		16.79	10.35	3,312,024	35	0.16	0.16	1.39
12/31/2012	14.65	0.13	1.45	1.58	(0.26)	(0.40)		15.57	10.88	2,799,205	27	0.16	0.16	0.83
12/31/2011	15.49	0.39	(1.10)	(0.71)	(0.11)	(0.02)		14.65	(4.63)	1,816,781	28	0.17	0.17	2.54
12/31/2010	13.57	0.26	1.76	2.02	(0.08)	(0.02)		15.49	14.90	1,077,623	2	0.20	0.20	1.82
12/31/2009 *	10.00	0.49	3.08	3.57	–	–		13.57	35.70	361,516	13	0.20	0.20	5.06
JNL Institutional Alt 65 Fund
Class A
12/31/2013	15.33	0.17	1.27	1.44	(0.18)	(0.38)		16.21	9.50	765,597	37	0.18	0.18	1.06
12/31/2012	15.05	0.06	1.57	1.63	(0.42)	(0.93)		15.33	10.95	910,895	37	0.18	0.18	0.36
12/31/2011	16.07	0.33	(1.20)	(0.87)	(0.11)	(0.04)		15.05	(5.43)	986,845	40	0.18	0.18	2.06
12/31/2010	13.97	0.22	1.99	2.21	(0.07)	(0.04)		16.07	15.85	728,410	5	0.20	0.20	1.52
12/31/2009 *	10.00	0.47	3.50	3.97	–	–		13.97	39.70	229,813	24	0.20	0.20	4.80
JNL/American Funds Balanced Allocation Fund
Class A
12/31/2013	10.42	0.23	1.36	1.59	(0.06)	(0.01)		11.94	15.26	462,075	1	0.67	0.70	2.06
12/31/2012 *	10.00	0.33	0.09	0.42	–	–		10.42	4.20	148,585	9	0.70	0.70	4.79
JNL/American Funds Growth Allocation Fund
Class A
12/31/2013	10.44	0.22	1.96	2.18	(0.05)	(0.01)		12.56	20.86	373,245	4	0.67	0.70	1.88
12/31/2012 *	10.00	0.28	0.16	0.44	–	–		10.44	4.40	104,924	11	0.70	0.70	4.15

See accompanying Notes to Financial Statements.

JNL Series Trust Master Feeder Funds and Fund of Funds

Financial Highlights

For a Share Outstanding

		Increase (Decrease) from Investment Operations(a)				Distributions from					Supplemental Data			Ratios(b)(e)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions		Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL Disciplined Moderate Fund
Class A
12/31/2013	$10.62	$0.19		$1.62	$1.81	$(0.15)		$(0.20)		$12.08	17.11%	$1,096,546	25%	0.16%	0.16%	1.63%
12/31/2012	9.80	0.15		1.15	1.30	(0.15)		(0.33)		10.62	13.30	761,054	25	0.17	0.17	1.43
12/31/2011	9.85	0.16		(0.09)	0.07	(0.12)		–		9.80	0.72	462,723	127	0.18	0.18	1.64
12/31/2010	8.94	0.18		0.81	0.99	(0.08)		–		9.85	11.10	346,433	21	0.18	0.18	1.93
12/31/2009	7.72	0.23		1.21	1.44	(0.16)		(0.06)		8.94	18.67	168,455	12	0.19	0.19	2.75
JNL Disciplined Moderate Growth Fund
Class A
12/31/2013	9.76	0.16		2.05	2.21	(0.12)		(0.22)		11.63	22.68	1,295,129	21	0.16	0.16	1.47
12/31/2012	8.92	0.13		1.13	1.26	(0.12)		(0.30)		9.76	14.21	817,974	28	0.17	0.17	1.34
12/31/2011	9.09	0.13		(0.21)	(0.08)	(0.09)		–		8.92	(0.86)	509,358	101	0.18	0.18	1.40
12/31/2010	8.10	0.14		0.94	1.08	(0.09)		–		9.09	13.29	376,092	26	0.18	0.18	1.64
12/31/2009	6.81	0.21		1.34	1.55	(0.17)		(0.09)		8.10	22.77	206,365	16	0.19	0.19	2.78
JNL Disciplined Growth Fund
Class A
12/31/2013	9.01	0.15		2.01	2.16	(0.09)		(0.20)		10.88	24.06	553,858	20	0.18	0.18	1.48
12/31/2012	8.17	0.11		1.08	1.19	(0.10)		(0.25)		9.01	14.58	316,315	34	0.18	0.18	1.24
12/31/2011	8.52	0.11		(0.38)	(0.27)	(0.08)		–		8.17	(3.14)	181,732	109	0.18	0.18	1.24
12/31/2010	7.64	0.13		0.84	0.97	(0.09)		–		8.52	12.74	137,476	28	0.18	0.18	1.71
12/31/2009	6.31	0.20		1.40	1.60	(0.17)		(0.10)		7.64	25.39	80,863	24	0.19	0.19	2.87
JNL/Franklin Templeton Founding Strategy Fund
Class A
12/31/2013	9.74	0.21		2.12	2.33	(0.22)		–		11.85	23.97	1,559,552	3	0.05	0.05	1.95
12/31/2012	8.58	0.23		1.14	1.37	(0.21)		–		9.74	15.96	1,226,311	5	0.05	0.05	2.44
12/31/2011	8.83	0.21		(0.33)	(0.12)	(0.13)		–		8.58	(1.36)	1,065,109	8	0.05	0.05	2.35
12/31/2010	8.22	0.14		0.71	0.85	(0.24)		–		8.83	10.39	1,037,981	3	0.05	0.05	1.72
12/31/2009	6.32	0.29		1.61	1.90	(0.00	)(f)	–		8.22	30.13	838,759	5	0.06	0.06	4.15
JNL/Mellon Capital 10 × 10 Fund
Class A
12/31/2013	8.90	0.21		2.24	2.45	(0.21)		(0.07)		11.07	27.70	393,747	9	0.05	0.05	2.07
12/31/2012	7.93	0.21		1.05	1.26	(0.21)		(0.08)		8.90	15.96	314,184	10	0.05	0.05	2.40
12/31/2011	8.22	0.21		(0.38)	(0.17)	(0.12)		–		7.93	(2.09)	276,388	9	0.05	0.05	2.56
12/31/2010	7.19	0.14		1.04	1.18	(0.15)		(0.00	)(f)	8.22	16.43	257,545	8	0.05	0.05	1.90
12/31/2009	6.19	0.21		1.31	1.52	(0.26)		(0.26)		7.19	24.59	194,494	11	0.06	0.06	3.20
JNL/Mellon Capital Index 5 Fund
Class A
12/31/2013	10.16	0.17		2.23	2.40	(0.17)		(0.19)		12.20	23.74	714,309	8	0.05	0.05	1.51
12/31/2012	9.31	0.19		1.10	1.29	(0.15)		(0.29)		10.16	13.96	542,692	4	0.05	0.05	1.87
12/31/2011	9.62	0.18		(0.38)	(0.20)	(0.09)		(0.02)		9.31	(2.08)	423,503	9	0.05	0.05	1.86
12/31/2010	8.39	0.14		1.19	1.33	(0.09)		(0.01)		9.62	15.78	332,481	10	0.05	0.05	1.58
12/31/2009	6.83	0.18		1.53	1.71	(0.07)		(0.08)		8.39	25.16	204,951	8	0.06	0.06	2.43
JNL/S&P 4 Fund
Class A
12/31/2013	12.00	0.18		5.04	5.22	(0.10)		(0.36)		16.76	43.63	3,090,538	4	0.05	0.05	1.21
12/31/2012	10.92	0.12		1.64	1.76	(0.22)		(0.46)		12.00	16.23	1,284,464	10	0.05	0.05	0.97
12/31/2011	10.86	0.11		0.53	0.64	(0.53)		(0.05)		10.92	5.87	1,009,149	13	0.05	0.05	0.97
12/31/2010	9.55	0.09		1.23	1.32	–		(0.01)		10.86	13.79	843,945	10	0.05	0.05	0.90
12/31/2009	6.79	(0.00	)(f)	2.84	2.84	(0.08)		(0.00	)(f)	9.55	41.85	627,405	12	0.06	0.06	(0.03)

See accompanying Notes to Financial Statements.

JNL Series Trust Master Feeder Funds and Fund of Funds

Financial Highlights

For a Share Outstanding

		Increase (Decrease) from Investment Operations(a)			Distributions from			Supplemental Data			Ratios(b)(e)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/S&P Managed Conservative Fund
Class A
12/31/2013	$11.51	$0.20	$0.32	$0.52	$(0.07)	$(0.01)	$11.95	4.52%	$1,716,378	39%	0.15%	0.15%	1.73%
12/31/2012	10.96	0.17	0.79	0.96	(0.26)	(0.15)	11.51	8.77	1,840,028	18	0.15	0.15	1.47
12/31/2011	11.00	0.17	0.17	0.34	(0.23)	(0.15)	10.96	3.12	1,298,317	35	0.16	0.16	1.48
12/31/2010	10.34	0.18	0.72	0.90	(0.24)	–	11.00	8.70	979,568	9	0.17	0.17	1.67
12/31/2009	9.35	0.26	1.00	1.26	(0.17)	(0.10)	10.34	13.53	623,958	11	0.18	0.18	2.66
JNL/S&P Managed Moderate Fund
Class A
12/31/2013	11.84	0.19	1.05	1.24	(0.06)	(0.03)	12.99	10.43	3,342,874	33	0.14	0.14	1.52
12/31/2012	11.18	0.16	1.06	1.22	(0.21)	(0.35)	11.84	10.92	2,913,234	30	0.14	0.14	1.30
12/31/2011	11.39	0.14	(0.04)	0.10	(0.21)	(0.10)	11.18	0.84	2,129,486	28	0.15	0.15	1.24
12/31/2010	10.41	0.15	1.02	1.17	(0.19)	–	11.39	11.30	1,665,098	5	0.15	0.15	1.41
12/31/2009	8.97	0.25	1.43	1.68	(0.12)	(0.12)	10.41	18.63	1,021,335	6	0.17	0.17	2.57
JNL/S&P Managed Moderate Growth Fund
Class A
12/31/2013	12.24	0.19	1.74	1.93	(0.06)	(0.04)	14.07	15.85	6,042,052	22	0.14	0.14	1.41
12/31/2012	11.27	0.14	1.41	1.55	(0.18)	(0.40)	12.24	13.74	4,800,412	34	0.14	0.14	1.15
12/31/2011	11.80	0.14	(0.29)	(0.15)	(0.18)	(0.20)	11.27	(1.27)	3,519,718	23	0.14	0.14	1.19
12/31/2010	10.54	0.13	1.26	1.39	(0.13)	–	11.80	13.18	2,861,191	6	0.15	0.15	1.16
12/31/2009	8.79	0.21	1.86	2.07	(0.07)	(0.25)	10.54	23.46	1,774,984	13	23.46	0.16	2.14
JNL/S&P Managed Growth Fund
Class A
12/31/2013	11.84	0.15	2.52	2.67	(0.11)	(0.07)	14.33	22.58	4,514,404	22	0.14	0.14	1.12
12/31/2012	10.70	0.12	1.52	1.64	(0.14)	(0.36)	11.84	15.34	3,263,336	26	0.14	0.14	1.03
12/31/2011	11.18	0.11	(0.46)	(0.35)	(0.08)	(0.05)	10.70	(3.14)	2,482,133	19	0.14	0.14	0.98
12/31/2010	9.71	0.08	1.49	1.57	(0.10)	–	11.18	16.12	2,140,816	7	0.15	0.15	0.75
12/31/2009	7.94	0.14	2.09	2.23	(0.16)	(0.30)	9.71	28.06	1,479,759	8	0.16	0.16	1.55
JNL/S&P Managed Aggressive Growth Fund
Class A
12/31/2013	13.22	0.15	3.25	3.40	(0.10)	(0.04)	16.48	25.77	1,579,419	25	0.15	0.15	0.99
12/31/2012	11.51	0.11	1.71	1.82	(0.11)	–	13.22	15.84	1,091,906	24	0.16	0.16	0.86
12/31/2011	12.17	0.10	(0.68)	(0.58)	(0.08)	–	11.51	(4.79)	843,436	20	0.16	0.16	0.84
12/31/2010	10.46	0.08	1.71	1.79	(0.08)	–	12.17	17.09	788,664	11	0.17	0.17	0.76
12/31/2009	8.39	0.10	2.51	2.61	(0.21)	(0.33)	10.46	31.05	582,868	19	0.19	0.19	1.07

*

Commencement of operations was as follows: JNL/American Funds Blue Chip Income and Growth Fund – May 3, 2010; JNL/American Funds Global Bond Fund – May 3, 2010; JNL/American Funds Global Small Capitalization Fund – May 3, 2010; JNL/American Funds Growth-Income Fund - May 3, 2010; JNL/American Funds International Fund – May 3, 2010; JNL/American Funds New World Fund – May 3, 2010; JNL Institutional Alt 20 Fund - April 6, 2009; JNL Institutional Alt 35 Fund - April 6, 2009; JNL Institutional Alt 50 Fund - April 6, 2009; JNL Institutional Alt 65 Fund - April 6, 2009; JNL/American Funds Balanced Allocation Fund - April 30, 2012; JNL/American Funds Growth Allocation Fund - April 30, 2012.

(a)	Calculated using the average shares method.
(b)	Annualized for periods less than one year.
(c)	Total return assumes reinvestment of all distributions for the period. Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(d)

Portfolio turnover is not annualized for periods of less than one year. Portfolio turnover rate is based on the Feeder Funds’ or fund of funds’ purchases or sales of the Master Fund or underlying funds, respectively.

(e)	Ratios of net investment income and expenses to average net assets do not include the impact of each Master Fund’s and underlying funds’ expenses.
(f)	Amount represents less than $0.005.
(g)

The Master Funds for the JNL American Master Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. These financial statements should be read in conjunction with each Master Fund’s shareholder report.

See accompanying Notes to Financial Statements.

JNL Series Trust Master Feeder Funds and Fund of Funds

Notes to Financial Statements

December 31, 2013

NOTE 1. ORGANIZATION

The JNL Series Trust (“Trust”) is an open-end management investment company organized under the laws of the Commonwealth of Massachusetts, by a Declaration of Trust, dated June 1, 1994. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended, (“1940 Act”), and its shares are registered under the Securities Act of 1933, as amended, (“1933 Act”). The Trust currently offers shares in eighty-nine (89) separate funds, each with its own investment objective. Information in these financial statements pertains to twenty-four (24) Funds (each a “Fund”, and collectively, “Funds”) offered by the Trust that are listed in the table below.

Jackson National Asset Management, LLC (“JNAM” or “Adviser”), a wholly-owned subsidiary of Jackson National Life Insurance Company® (“Jackson”), serves as investment adviser to each of the Funds. Jackson is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is the United States of America. Shares of each Fund are sold to life insurance company separate accounts and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies. Shares may also be sold directly to qualified and non-qualified retirement plans and to other affiliated funds. The Funds and each Fund’s Adviser/Sub-Adviser are:

Adviser:	Fund:
Capital Research and Management Company (Investment Adviser to each Master Fund)

JNL/American Funds Blue Chip Income and Growth Fund, JNL/American Funds Global Bond Fund, JNL/American Funds Global Small Capitalization Fund, JNL/American Funds Growth-Income Fund, JNL/American Funds International Fund and JNL/American Funds New World Fund. The funds are collectively known as “JNL American Master Feeder Funds”.

JNAM

JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund and JNL Institutional Alt 65 Fund, the funds are collectively known as “JNL Institutional Alt Funds”; JNL/American Funds Balanced Allocation Fund and JNL/American Funds Growth Allocation Fund, the funds are collectively known as “JNL American Fund of Funds”; JNL Disciplined Moderate Fund, JNL Disciplined Moderate Growth Fund and JNL Disciplined Growth Fund, the funds are collectively known as “JNL Disciplined Funds”; JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital 10 x 10 Fund, JNL/Mellon Capital Index 5 Fund and JNL/S&P 4 Fund.

Standard & Poor’s Investment Advisory Services LLC (Sub-Adviser)	JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Growth Fund and JNL/S&P Managed Aggressive Growth Fund. The funds are collectively known as “JNL/S&P Funds”.

Each Fund, except the JNL American Master Feeder Funds, operates under a “fund of funds” structure, investing substantially all of its assets in other affiliated or unaffiliated Funds (each, an “Underlying Fund,” and, collectively, the “Underlying Funds”). The affiliated Underlying Funds are advised by JNAM or Curian Capital, LLC (“Curian”), a subsidiary of Jackson and an affiliate of JNAM.

Each of the JNL American Master Feeder Funds operates as a “Feeder Fund” and seeks to achieve its investment objective by investing primarily all its investable assets in a separate mutual fund (“Master Fund”). Each JNL American Fund’s Master Fund is a series of American Funds Insurance Series® (“American Funds”), a registered open-end management investment company, that has the same investment objective as each corresponding Feeder Fund. Each Master Fund directly acquires securities and the Feeder Fund, by investing in the Master Fund, acquires an indirect interest in those securities. As of December 31, 2013, the JNL American Master Feeder Funds owned the following percentage of its corresponding Master Fund: JNL/American Funds Blue Chip Income and Growth Fund – 19.46%, JNL/American Funds Global Bond Fund - 19.91%, JNL/American Funds Global Small Capitalization Fund - 9.45%, JNL/American Funds Growth-Income Fund - 6.90%, JNL/American Funds International Fund - 6.37% and JNL/American Funds New World Fund - 26.54%. The Master Funds’ Schedule of Investments, Financial Statements and accounting policies are outlined in each Master Fund’s shareholder report, which accompanies this report. This report should be read in conjunction with the Master Funds’ shareholder reports.

The Funds are diversified Funds for purposes of the 1940 Act, with the exception of the following non-diversified Funds: JNL/American Funds Global Bond Fund, JNL Institutional Alt Funds, JNL American Fund of Funds, JNL Disciplined Funds, JNL/S&P 4 Fund and JNL/S&P Funds.

Each Fund, except the JNL American Master Feeder Funds, offers Class A shares. The JNL American Master Feeder Funds offers Class A and Class B shares. The two classes differ principally in applicable 12b-1 fees. Shareholders bear the common expenses of each Fund and earn income and realized gains/losses from each Fund pro rata based on the average daily net assets of each class, without discrimination between share classes. Each share class also has different voting rights on matters affecting a single class. No class has preferential dividend rights. Trust level expenses are allocated to the Funds based on the average daily net assets of each Fund.

Effective April 29, 2013, the names of JNL/Mellon Capital Management 10 X 10 Fund changed to JNL/Mellon Capital 10 X 10 Fund and JNL/Mellon Capital Management Index 5 Fund changed to JNL/Mellon Capital Index 5 Fund.

JNL Series Trust Master Feeder Funds and Fund of Funds

Notes to Financial Statements

December 31, 2013

JNL Institutional Alt 65 Fund is closed to all new investors.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”):

Security Valuation and Fair Value Measurement - Under the Trust’s valuation policy and procedures, the Trust’s Board of Trustees (“Board” or “Trustees”) has delegated the daily operational oversight of the securities valuation function to the JNAM Pricing Committee (“Pricing Committee”), which consists of certain officers of the Trust and JNAM management. The Pricing Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures adopted by the Board, the Pricing Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Pricing Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The net asset value (“NAV”) of each Fund shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading. The fund of funds’ investments in the Underlying Funds are valued at the daily NAV of the applicable Underlying Fund determined as of the close of the NYSE on each valuation date. Valuation of investments by the Underlying Funds is discussed in the annual report of the Underlying Funds. Each Feeder Fund’s investment in its corresponding Master Fund is valued at the daily NAV per share of the applicable Master Fund determined as of the close of the NYSE on each valuation date. Valuation of the investments by the Master Fund is discussed in each Master Fund’s shareholder report, which accompanies this report.

FASB ASC Topic 820, “Fair Value Measurements and Disclosure” establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance and are summarized into 3 broad categories. Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for investments in mutual funds. Investments in the Underlying Funds and Master Funds are categorized as Level 1 within FASB ASC Topic 820 fair value hierarchy. The Level 1 valuation assets for the Funds can be referenced in the Schedules of Investments. There were no Level 2 or Level 3 investments in these Funds.

Distributions to Shareholders - The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends from net investment income are generally declared and paid annually, but may be paid more frequently to avoid excise tax. Distributions of net realized capital gains, if any, will be distributed at least annually, to the extent they exceed available capital loss carry forwards. Capital gains distributions received from the affiliated Master Funds and the affiliated Underlying Funds are recorded as net realized gain from affiliated investments in the Statements of Operations.

Security Transactions and Investment Income - Security transactions are recorded on the trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date. Realized gains and losses are determined on the specific identification basis.

Expenses - Expenses are recorded on an accrual basis. Expenses of the Trust that are directly attributable to a specific Fund are charged to that Fund. Expenses attributable to a specific class of shares are charged to that class. Other Trust level expenses are allocated to the Funds based on the average daily net assets of each Fund.

Expenses in Master Funds and Fund of Funds - Because each Feeder Fund invests substantially all of its assets in a Master Fund, the Feeder Fund shareholders bear the fees and expenses of each respective Master Fund in which the Feeder Fund invests. Such expenses are not included in the Statements of Operations, but are incurred indirectly because they are considered in the calculation of the net asset value of the respective Master Fund. As a result, the Feeder Funds’ actual expenses may be higher than those of other mutual funds that invest directly in securities. A similar situation exists for a fund of funds as it relates to the expenses associated with the investments in Underlying Funds.

Guarantees and Indemnifications - In the normal course of business, the Trust may enter into contracts with service providers that contain a variety of representations which provide general indemnifications for certain liabilities. Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Each Fund’s maximum exposure under these arrangements is unknown. However, since their commencement of operations, the Funds have not had claims or losses pursuant to these contracts and expect the risk of loss to be remote. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

JNL Series Trust Master Feeder Funds and Fund of Funds

Notes to Financial Statements

December 31, 2013

NOTE 3. CERTAIN RISKS

Market Risk - In the normal course of business, the Master Funds and Underlying Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to changes in the market (“market risk”). The value of securities held by the Master Funds and Underlying Funds may decline in response to certain events, including those directly involving the companies whose securities are owned by a Master Fund or Underlying Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and price fluctuations.

Credit and Counterparty Risk - In the normal course of business, the Master Funds or Underlying Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to failure of the other party to a transaction to perform (“credit risk”). Similar to credit risk, a Master Fund or Underlying Fund may be exposed to the risk that an institution or other entity with which the Master Fund or Underlying Fund has unsettled or open transactions will default (“counterparty risk”). Financial assets, which potentially expose a Master Fund or Underlying Fund to credit risk, consist principally of investments and cash due from counterparties. The potential loss could exceed the value of the financial assets and liabilities recorded in the Master Fund’s or Underlying Fund’s financial statements. A Master Fund or Underlying Fund manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. A Master Fund’s or Underlying Fund’s Adviser and Sub-Advisers attempt to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Master Fund and Underlying Fund restrict their exposure to credit and counterparty losses by entering into master netting agreements with counterparties with whom they undertake a significant volume of transactions. In the event of default, the total market value exposure would be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty. The extent of a Master Fund’s or Underlying Fund’s exposure to credit and counterparty risks in respect to financial assets is incorporated within their carrying value as recorded in each Master Fund’s or Underlying Fund’s Statement of Assets and Liabilities. For certain derivative contracts held by a Master Fund or Underlying Fund, the potential loss could exceed the value of the financial assets recorded in their financial statements.

Underlying Fund Investment Risks - Each Fund’s prospectus includes a discussion of the principal investment risks of the Master Fund or Underlying Fund in which it invests. Additional risks associated with a Master Fund’s or Underlying Fund’s investments are described within the respective Master Fund’s or Underlying Fund’s annual report.

Feeder Funds and Fund of Funds Risks - The value of an investment in a Feeder Fund changes with the value of the corresponding Master Fund and its investments. The value of an investment in a fund of funds changes with the values of the corresponding Underlying Funds and their investments. The Master Fund’s and Underlying Fund’s shares may be purchased by other investment companies and shareholders. In some cases, the Master Fund or Underlying Fund may experience large subscriptions or redemptions due to allocation changes or rebalancing. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on Fund performance.

NOTE 4. INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

Advisory and Administrative Fees - The Trust has an investment advisory and management agreement with JNAM, whereby JNAM provides investment management services. Each Fund pays JNAM an annual fee, accrued daily and paid monthly, based on a specified percentage of the average daily net assets of each Fund. A portion of this fee is paid by JNAM to the Sub-Adviser as compensation for their services.

JNAM also serves as the “Administrator” to the Funds. The Funds pay an administrative fee based on the average daily net assets of each Fund, accrued daily and paid monthly. In return for the administrative fee, JNAM provides or procures all necessary administrative functions and services for the operation of the Funds. In addition, JNAM, at its own expense, arranges for legal, audit, fund accounting, transfer agency, custody, printing and mailing, a portion of the Chief Compliance Officer costs, and all other services necessary for the operation of each Fund. Each Fund is responsible for interest and taxes, other non-operating expenses, registration fees, directors and officers insurance, the fees and expenses of the disinterested Trustees and independent legal counsel to the disinterested Trustees, and a portion of the costs associated with the Chief Compliance Officer.

The following schedule indicates the range of the advisory fee at various net assets levels and the administrative fee each Fund is currently obligated to pay JNAM. For the advisory fee ranges presented, refer to the Trust’s Prospectus for the specific percentage of average daily net assets and break points for each Fund.

	Advisory Fee (m-millions)		Administrative Fee
	$0m to $500m	Over $500m
JNL/American Funds Blue Chip Income and Growth Fund	0.70%	0.70 - 0.65%	0.15%
JNL/American Funds Global Bond Fund	0.70	0.70 - 0.65	0.15
JNL/American Funds Global Small Capitalization Fund	0.75	0.75 - 0.70	0.15
JNL/American Funds Growth-Income Fund	0.70	0.70 - 0.65	0.15
JNL/American Funds International Fund	0.85	0.85 - 0.80	0.15
JNL/American Funds New World Fund	1.05	1.05 - 1.00	0.15
JNL Institutional Alt Funds	0.15	0.15 - 0.10	0.05
JNL/American Fund of Funds	0.30	0.30 - 0.275	0.15
JNL Disciplined Funds	0.13	0.08	0.05
JNL/Franklin Templeton Founding Strategy Fund	0.00	0.00	0.05
JNL/Mellon Capital 10 x 10 Fund	0.00	0.00	0.05
JNL/Mellon Capital Index 5 Fund	0.00	0.00	0.05
JNL/S&P 4 Fund	0.00%	0.00%	0.05%
JNL/S&P Funds	0.13	0.08	0.05

JNL Series Trust Master Feeder Funds and Fund of Funds

Notes to Financial Statements

December 31, 2013

Fee Waiver and Expense Reimbursements - Pursuant to contractual fee waiver agreements, JNAM agreed to waive a portion of its advisory fees for each of the following Funds:

Fund	Advisory Fee Waiver as a Percentage of Average Daily Net Assets
JNL/American Funds Blue Chip Income and Growth Fund	0.45% prior to June 3, 2013, 0.48%*
JNL/American Funds Global Bond Fund	0.55%
JNL/American Funds International Fund	0.55% prior to June 3, 2013, 0.60%*
JNL/American Funds Global Small Capitalization Fund	0.60%
JNL/American Funds Growth-Income Fund	0.40%
JNL/American Funds New World Fund	0.80%
JNL/American Funds Balanced Allocation Fund	0.05%*
JNL/American Funds Growth Allocation Fund	0.05%*

*Effective June 3, 2013.

The amount of expenses waived for each Fund during the current year is recorded as expense waiver in each Fund’s Statement of Operations.

Distribution Fees - The JNL American Master Feeder Funds and JNL American Fund of Funds adopted a Distribution Plan under the provisions of Rule 12b-1 under the 1940 Act for the purpose of reimbursement of certain distribution and related service expenses from the sale and distribution of each Fund’s Class A shares (through the sale of variable insurance products funded by the Trust). Jackson National Life Distributors LLC (“JNLD”), a wholly-owned subsidiary of Jackson and an affiliate of JNAM, is the principal underwriter of the Funds, with responsibility for promoting sales of their shares. JNLD also is the principal underwriter of the variable annuity insurance products issued by Jackson and its subsidiaries. The maximum annual Rule 12b-1 fee allowed is 0.25% of the average daily net assets attributable to the Class A shares. Amounts charged pursuant to the Distribution Plan are reflected as 12b-1 fees (Class A) in each Fund’s Statement of Operations.

Deferred Compensation Plan - Effective January 1, 2007, the Funds adopted a Deferred Compensation Plan whereby disinterested Trustees may defer the receipt of all or a portion of their compensation. These deferred amounts, which remain as liabilities of the Funds, are treated as if invested and reinvested in shares of one or more affiliated funds at the discretion of the applicable Trustee. These amounts represent general, unsecured liabilities of the Funds and vary according to the total returns of the selected Funds. Prior to January 1, 2007, Trustees were able to defer the receipt of their compensation under a separate plan. Deferred amounts under this plan are credited at a fixed annual rate of return of five percent (5%). Liabilities related to deferred balances are included in payable for trustee fees in the Statements of Assets and Liabilities. Increases or decreases related to the changes in value of deferred balances are included in trustee fees set forth in the Statements of Operations.

Investments in Affiliates - The fund of funds invested solely in Class A shares of other affiliated Funds advised by JNAM or Curian. JNL/American Funds Blue Chip Income and Growth Fund, JNL/American Funds Global Bond Fund, JNL/American Funds Global Small Capitalization Fund, JNL/American Funds Growth-Income Fund, JNL/American Funds International Fund and JNL/American Funds New World Fund (“American Funds Feeder Funds”) invest primarily all of their investable assets in the respective American Funds Master Fund. Due to their ownership of more than 5% of the shares of the American Funds Master Fund, the JNL American Funds Feeder Funds may be deemed an affiliated person thereof under the 1940 Act. The total value and cost of such affiliated investments is disclosed separately in the Statements of Assets and Liabilities, and the associated income and realized gain (loss) are disclosed separately in the Statements of Operations.

The following table details each Fund’s long term investments in affiliates (in thousands) held during the year ended December 31, 2013.

Fund	Affiliate	Value Beginning of Period	Purchases	Sales Proceeds	Dividend/ Interest Income	Realized Gain (Loss)	Value End of Period
JNL/American Funds Blue Chip Income and Growth Fund	American Funds Insurance Series - Blue Chip Income and Growth Fund Class 1	$699,195	$280,424	$10,340	$23,095	$3,027	$1,214,856
JNL/American Funds Global Bond Fund	American Funds Insurance Series - Global Bond Fund Class 1	466,692	81,783	75,692	-	6,006	455,412
JNL/American Funds Global Small Capitalization Fund	American Funds Insurance Series - Global Small Capitalization Fund - Class 1	205,800	82,958	15,605	2,334	2,587	336,834
JNL/ American Funds Growth-Income Fund	American Funds Insurance Series - Growth-Income Fund - Class 1	864,773	500,272	57,791	22,490	16,799	1,645,403
JNL/American Funds International Fund	American Funds Insurance Series - International Fund - Class 1	360,287	137,656	18,461	7,994	3,108	562,154
JNL/American Funds New World Fund	American Funds Insurance Series - New World Fund Class 1	464,623	157,990	26,016	9,674	4,973	647,489

JNL Series Trust Master Feeder Funds and Fund of Funds

Notes to Financial Statements

December 31, 2013

NOTE 5. BORROWING ARRANGEMENTS

Effective June 7, 2013, the Trust entered into a Syndicated Credit Agreement (“SCA”) with a group of lenders. The Funds participate in the SCA with other funds managed by JNAM and Curian in a credit facility which is used solely to finance shareholder redemptions or for other temporary or emergency purposes. The Funds may borrow up to the lesser of $300,000,000, the amount available under the facility; the limits set for borrowing by the Funds’ prospectuses and the 1940 Act; or an amount prescribed within the SCA. Interest on borrowings is payable at the Federal Funds Rate plus the amount by which the one month London Interbank Offer Rate (“LIBOR”) exceeds the Federal Funds rate plus 1.00% on an annualized basis. The Funds pay an annual commitment fee of 0.075% of the available commitments and an annual administration fee to JPM Chase. These expenses are allocated to the participating Funds based on each Fund’s net assets as a percentage of the participating Funds’ total net assets. No amounts were borrowed under the facility during the period. The fees are included in other expenses in each Fund’s Statement of Operations.

NOTE 6. INCOME TAX MATTERS

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to qualify as a regulated investment company (“RIC”) and to distribute substantially all net investment income and net capital gains, if any, to its shareholders and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Therefore, no federal income tax provision is required. Under current tax law, interest, dividends and capital gains paid by the Funds are not currently taxable to shareholders when left to accumulate within a variable annuity contract or variable life insurance policies.

The following information is presented on an income tax basis (in thousands). Differences between amounts for financial statements and federal income tax purposes are primarily due to timing and character differences in recognizing certain gains and losses on investment transactions. Permanent differences between financial statement and federal income tax reporting are reclassified within the capital accounts based on their federal income tax treatment. Temporary differences do not require reclassification. Permanent differences may include but are not limited to the following: consent dividends and distribution adjustments. These reclassifications have no impact on net assets.

	Net Increase (Decrease)
	Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)	Paid- in Capital
JNL/American Funds Global Bond Fund	$2,591	$(2,591)	$–
JNL Institutional Alt 20 Fund	4,378	(4,378)	–
JNL Institutional Alt 35 Fund	5,498	(5,498)	–
JNL Institutional Alt 50 Fund	7,189	(7,189)	–
JNL Institutional Alt 65 Fund	1,596	(1,596)	–
JNL/American Funds Balanced Allocation Fund	310	(310)	–
JNL/American Funds Growth Allocation Fund	131	(131)	–
JNL Disciplined Moderate Fund	11,283	(11,283)	–
JNL Disciplined Moderate Growth Fund	11,854	(11,854)	–
JNL Disciplined Growth Fund	4,181	(4,181)	–
JNL/Mellon Capital Management 10 x 10 Fund	206	(206)	–
JNL/Mellon Capital Management Index 5 Fund	747	(747)	–
JNL/S&P 4 Fund	68,283	(68,283)	–
JNL/S&P Managed Conservative Fund	(26,294)	(60,232)	86,526
JNL/S&P Managed Moderate Fund	(40,855)	(119,377)	160,232
JNL/S&P Managed Moderate Growth Fund	(61,440)	(203,976)	265,416
JNL/S&P Managed Growth Fund	(18,223)	(181,851)	200,074
JNL/S&P Managed Aggressive Growth Fund	(5,142)	(62,822)	67,964

At December 31, 2013, the following Funds had net capital loss carryforwards (in thousands) for U.S. federal income tax purposes to offset future net realized capital gains. Details of the capital loss carryforwards are listed in the table below. Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates.

	Expiring Capital Loss Carryforwards		No Expiration
	Year(s) of Expiration	Amount	Short Term	Long Term	Total
JNL/Franklin Templeton Founding Strategy Fund	2016	$9,243	$–	$10,281	$19,524

At December 31, 2013, the Funds had no capital, currency and/or PFIC mark-to-market losses realized after October 31, 2013 (“Post-October losses”).

JNL Series Trust Master Feeder Funds and Fund of Funds

Notes to Financial Statements

December 31, 2013

As of December 31, 2013, the cost of investments and the components of net unrealized appreciation/(depreciation) (in thousands) were as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
JNL/American Funds Blue Chip Income and Growth Fund	$927,268	$287,588	$–	$287,588
JNL/American Funds Global Bond Fund	471,098	39	(15,725)	(15,686)
JNL/American Funds Global Small Capitalization Fund	274,057	62,777	–	62,777
JNL/American Funds Growth-Income Fund	1,244,257	401,146	–	401,146
JNL/American Funds International Fund	470,241	91,913	–	91,913
JNL/American Funds New World Fund	577,371	70,142	(24)	70,118
JNL Institutional Alt 20 Fund	1,568,924	230,787	(27,216)	203,571
JNL Institutional Alt 35 Fund	2,156,781	293,312	(40,356)	252,956
JNL Institutional Alt 50 Fund	3,022,272	357,052	(66,803)	290,249
JNL Institutional Alt 65 Fund	711,647	70,626	(16,533)	54,093
JNL/American Funds Balanced Allocation Fund	422,961	45,251	(5,948)	39,303
JNL/American Funds Growth Allocation Fund	333,731	41,670	(2,007)	39,663
JNL Disciplined Moderate Fund	998,785	116,910	(18,990)	97,920
JNL Disciplined Moderate Growth Fund	1,140,058	167,199	(11,946)	155,253
JNL Disciplined Growth Fund	486,447	70,151	(2,651)	67,500
JNL/Franklin Templeton Founding Strategy Fund	1,294,207	265,686	(225)	265,461
JNL/Mellon Capital 10 x 10 Fund	309,400	85,270	(896)	84,374
JNL/Mellon Capital Index 5 Fund	569,953	148,359	(3,958)	144,401
JNL/S&P 4 Fund	2,382,604	714,312	(6,206)	708,106
JNL/S&P Managed Conservative Fund	1,684,134	98,222	(65,715)	32,507
JNL/S&P Managed Moderate Fund	3,117,655	319,064	(93,373)	225,691
JNL/S&P Managed Moderate Growth Fund	5,375,097	769,336	(101,548)	667,788
JNL/S&P Managed Growth Fund	3,857,799	713,242	(56,010)	657,232
JNL/S&P Managed Aggressive Growth Fund	1,340,148	251,746	(12,238)	239,508

As of December 31, 2013, the components of distributable taxable earnings for U.S. federal income tax purposes (in thousands) were as follows:

	Undistributed Net Ordinary Income*	Undistributed Net Long-Term Capital Gain	Unrealized Gains (Losses)**	Capital Loss Carryforward
JNL/American Funds Blue Chip Income and Growth Fund	$17,066	$3,027	$287,578	$–
JNL/American Funds Global Bond Fund	48	3,878	(15,692)	–
JNL/American Funds Global Small Capitalization Fund	856	2,587	62,774	–
JNL/American Funds Growth-Income Fund	13,919	16,799	401,135	–
JNL/American Funds International Fund	4,997	3,108	91,912	–
JNL/American Funds New World Fund	6,137	4,973	70,115	–
JNL Institutional Alt 20 Fund	30,609	18,992	203,547	–
JNL Institutional Alt 35 Fund	38,900	26,822	252,922	–
JNL Institutional Alt 50 Fund	50,301	38,446	290,203	–
JNL Institutional Alt 65 Fund	10,308	20,124	54,072	–
JNL/American Funds Balanced Allocation Fund	6,431	1,057	39,302	–
JNL/American Funds Growth Allocation Fund	4,669	1,502	39,662	–
JNL Disciplined Moderate Fund	27,927	52,446	97,905	–
JNL Disciplined Moderate Growth Fund	29,379	61,841	155,237	–
JNL Disciplined Growth Fund	11,514	21,050	67,493	–
JNL/Franklin Templeton Founding Strategy Fund	27,118	–	265,416	(19,524)
JNL/Mellon Capital Management 10 x 10 Fund	7,491	14,450	84,364	–
JNL/Mellon Capital Management Index 5 Fund	10,308	29,911	144,388	–
JNL/S&P 4 Fund	92,617	86,345	708,071	–
JNL/S&P Managed Conservative Fund	5,039	18,603	32,464	–
JNL/S&P Managed Moderate Fund	6,976	46,406	225,620	–
JNL/S&P Managed Moderate Growth Fund	14,791	105,047	667,662	–
JNL/S&P Managed Growth Fund	25,125	103,324	657,135	–
JNL/S&P Managed Aggressive Growth Fund	7,879	43,821	239,472	–

*	Undistributed net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.
**	Unrealized gains (losses) are adjusted for open wash sale loss deferrals.

The tax character of distributions paid (in thousands) during the Funds’ fiscal year ended December 31, 2013 was as follows:

	Net Ordinary Income *	Long-term Capital Gain **
JNL/American Funds Blue Chip Income and Growth Fund	$11,220	$4,729
JNL/American Funds Global Bond Fund	9,706	2,152
JNL/American Funds Global Small Capitalization Fund	1,872	635
JNL/American Funds Growth-Income Fund	10,240	1,276
JNL/American Funds International Fund	3,805	757
JNL/American Funds New World Fund	3,061	1,049
JNL Institutional Alt 20 Fund	32,596	27,405
JNL Institutional Alt 35 Fund	37,476	42,632
JNL Institutional Alt 50 Fund	40,698	33,152
JNL Institutional Alt 65 Fund	8,254	17,787
JNL/American Funds Balanced Allocation Fund	2,542	24
JNL/American Funds Growth Allocation Fund	1,575	8

JNL Series Trust Master Feeder Funds and Fund of Funds

Notes to Financial Statements

December 31, 2013

	Net Ordinary Income *	Long-term Capital Gain **
JNL Disciplined Moderate Fund	$20,207	$10,411
JNL Disciplined Moderate Growth Fund	20,093	15,829
JNL Disciplined Growth Fund	7,986	6,081
JNL/Franklin Templeton Founding Strategy Fund	28,077	–
JNL/Mellon Capital 10 x 10 Fund	7,375	2,549
JNL/Mellon Capital Index 5 Fund	9,881	10,590
JNL/S&P 4 Fund	16,817	63,183
JNL/S&P Managed Conservative Fund	56,017	42,123
JNL/S&P Managed Moderate Fund	90,243	91,200
JNL/S&P Managed Moderate Growth Fund	158,714	152,270
JNL/S&P Managed Growth Fund	99,897	155,217
JNL/S&P Managed Aggressive Growth Fund	31,233	50,136

*	Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.
**

The Funds designated as a long-term capital gain dividend, pursuant to the Internal Revenue code section 852(b)(3), the amount necessary to reduce earnings and profits of the Funds related to net capital gains to zero for the year ended December 31, 2013.

The tax character of distributions paid (in thousands) during the Funds’ fiscal year ended December 31, 2012 was as follows:

	Net Ordinary Income *	Long-term Capital Gain
JNL/American Funds Blue Chip Income and Growth Fund	$5,813	$717
JNL/American Funds Global Bond Fund	8,368	3,503
JNL/American Funds Global Small Capitalization Fund	2,539	279
JNL/American Funds Growth-Income Fund	6,014	388
JNL/American Funds International Fund	3,629	365
JNL/American Funds New World Fund	5,106	488
JNL Institutional Alt 20 Fund	20,382	28,063
JNL Institutional Alt 35 Fund	35,317	49,338
JNL Institutional Alt 50 Fund	44,561	68,334
JNL Institutional Alt 65 Fund	24,432	50,142
JNL Disciplined Moderate Fund	9,961	22,273
JNL Disciplined Moderate Growth Fund	9,844	23,526
JNL Disciplined Growth Fund	3,204	8,109
JNL/Franklin Templeton Founding Strategy Fund	25,315	–
JNL/Mellon Capital 10 x 10 Fund	7,118	2,859
JNL/Mellon Capital Index 5 Fund	7,665	14,811
JNL/S&P 4 Fund	22,259	47,013
JNL/S&P Managed Conservative Fund	41,301	22,099
JNL/S&P Managed Moderate Fund	52,132	79,454
JNL/S&P Managed Moderate Growth Fund	72,539	143,081
JNL/S&P Managed Growth Fund	38,173	93,531
JNL/S&P Managed Aggressive Growth Fund	9,238	–

*	Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

FASB ASC Topic 740 “Income Taxes” provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FASB ASC Topic 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would result in the Funds recording a tax expense in the current year. FASB ASC Topic 740 requires that management evaluate the tax positions taken in returns for 2010, 2011, 2012 and 2013, which remain subject to examination by the Internal Revenue Service and certain other jurisdictions. Management completed an evaluation of the Funds’ tax positions and based on that evaluation, determined that no provision for federal income tax was required in the Funds’ financial statements during the year ended December 31, 2013.

NOTE 7. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements are issued, and has concluded there are no events that require adjustments to the financial statements or disclosure in the notes.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees

JNL Series Trust:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each series within JNL Series Trust (the “Funds”) as listed in Note 1 to the financial statements of the JNL Series Trust Master Feeder Funds and Fund of Funds as of December 31, 2013, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the custodian and brokers or other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of December 31, 2013, the results of their operations, changes in their net assets and the financial highlights for each of the years or periods indicated above, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Chicago, Illinois

February 28, 2014

JNL Series Trust Master Feeder Funds and Fund of Funds

Additional Disclosures (Unaudited)

December 31, 2013

Disclosure of Fund Expenses. Shareholders incur ongoing costs, which include costs for portfolio management, administrative services, Rule 12b-1 fees (Class A shares of certain Funds) and other operating expenses. Operating expenses such as these are deducted from each Fund’s gross income and directly reduce the final investment return. These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio. The examples below use the expense ratio and are intended to help the investor understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The examples do not reflect the expenses of the variable insurance contracts or the separate account. Total expenses would be higher if these expenses were included.

Expenses Using Actual Fund Return. This section provides information about the actual account values and actual expenses incurred by the Fund. Use the information in this section, together with the amount invested, to estimate the expenses paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses paid during this period.

Expenses Using Hypothetical 5% Return. This section provides information that can be used to compare each Fund’s costs with those of other mutual funds. It assumes that the Fund’s expense ratio for the period is unchanged and assumes an annual 5% return before expenses, which is not the Fund’s actual return. This example is useful in making comparisons because the SEC requires all mutual funds to make the 5% calculation.

	Expenses Using Actual Fund Return				Expenses Using Hypothetical 5% Return
	Beginning Account Value 7/1/2013	Ending Account Value 12/31/2013	Annualized Expense Ratios	Expenses Paid During Period	Beginning Account Value 7/1/2013	Ending Account Value 12/31/2013	Annualized Expense Ratios	Expenses Paid During Period*
JNL/American Funds Blue Chip Income and Growth Fund
Class A	$1,000.00	$1,159.50	0.62%	$3.37	$1,000.00	$1,022.08	0.62%	$3.16
Class B	1,000.00	1,160.10	0.37	2.01	1,000.00	1,023.34	0.37	1.89
JNL/American Funds Global Bond Fund
Class A	1,000.00	1,023.70	0.55	2.81	1,000.00	1,022.42	0.55	2.80
Class B	1,000.00	1,024.90	0.30	1.53	1,000.00	1,023.67	0.30	1.53
JNL/American Funds Global Small Capitalization Fund
Class A	1,000.00	1,176.10	0.55	3.02	1,000.00	1,022.42	0.55	2.80
Class B	1,000.00	1,176.70	0.30	1.65	1,000.00	1,023.68	0.30	1.53
JNL/American Funds Growth-Income Fund
Class A	1,000.00	1,192.00	0.69	3.81	1,000.00	1,021.74	0.69	3.52
Class B	1,000.00	1,192.20	0.44	2.43	1,000.00	1,023.00	0.44	2.24
JNL/American Funds International Fund
Class A	1,000.00	1,174.80	0.65	3.56	1,000.00	1,021.92	0.65	3.31
Class B	1,000.00	1,175.30	0.40	2.19	1,000.00	1,023.19	0.40	2.04
JNL/American Funds New World Fund
Class A	1,000.00	1,138.20	0.65	3.50	1,000.00	1,021.92	0.65	3.31
Class B	1,000.00	1,139.20	0.40	2.16	1,000.00	1,023.19	0.40	2.04
JNL Institutional Alt 20 Fund
Class A	1,000.00	1,101.60	0.17	0.90	1,000.00	1,024.36	0.17	0.87
JNL Institutional Alt 35 Fund
Class A	1,000.00	1,093.80	0.16	0.84	1,000.00	1,024.38	0.16	0.82
JNL Institutional Alt 50 Fund
Class A	1,000.00	1,081.30	0.16	0.84	1,000.00	1,024.40	0.16	0.82
JNL Institutional Alt 65 Fund
Class A	1,000.00	1,074.60	0.19	0.99	1,000.00	1,024.27	0.19	0.97
JNL/American Funds Balanced Allocation Fund
Class A	1,000.00	1,109.00	0.65	3.46	1,000.00	1,021.92	0.65	3.31
JNL/American Funds Growth Allocation Fund
Class A	1,000.00	1,141.90	0.65	3.51	1,000.00	1,021.92	0.65	3.31
JNL Disciplined Moderate Fund
Class A	1,000.00	1,106.50	0.16	0.85	1,000.00	1,024.41	0.16	0.82
JNL Disciplined Moderate Growth Fund
Class A	1,000.00	1,136.00	0.15	0.81	1,000.00	1,024.43	0.15	0.77
JNL Disciplined Growth Fund
Class A	1,000.00	1,147.60	0.18	0.97	1,000.00	1,024.29	0.18	0.92
JNL/Franklin Templeton Founding Strategy Fund
Class A	1,000.00	1,142.30	0.05	0.27	1,000.00	1,024.94	0.05	0.26
JNL/Mellon Capital 10 x 10 Fund
Class A	1,000.00	1,151.50	0.05	0.27	1,000.00	1,024.94	0.05	0.26
JNL/Mellon Capital Index 5 Fund
Class A	1,000.00	1,138.80	0.05	0.27	1,000.00	1,024.94	0.05	0.26
JNL/S&P 4 Fund
Class A	1,000.00	1,188.70	0.05	0.28	1,000.00	1,024.94	0.05	0.26
JNL/S&P Managed Conservative Fund
Class A	1,000.00	1,044.30	0.15	0.77	1,000.00	1,024.46	0.15	0.77
JNL/S&P Managed Moderate Fund
Class A	$1,000.00	$1,079.60	0.14%	$0.73	$1,000.00	$1,024.50	0.14%	$0.71
JNL/S&P Managed Moderate Growth Fund
Class A	1,000.00	1,113.00	0.14	0.75	1,000.00	1,024.51	0.14	0.71
JNL/S&P Managed Growth Fund
Class A	1,000.00	1,146.40	0.14	0.76	1,000.00	1,024.51	0.14	0.71
JNL/S&P Managed Aggressive Growth Fund
Class A	1,000.00	1,162.70	0.15	0.82	1,000.00	1,024.45	0.15	0.77

*

Expenses paid during the period are equal to the annualized net expense ratio, multiplied by the average account value over the period, then multiplied by 184/365 (to reflect the most recent 6-month period).

JNL Series Trust Master Feeder Funds and Fund of Funds

Additional Disclosures (Unaudited)

December 31, 2013

Quarterly Portfolio Holdings. The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. It is also available upon request from the registrant by calling the Funds toll-free at 1-866-255-1935.

Proxy Voting Policies and Procedures. A description of the Policy of the Funds’ Adviser (and sub-advisers) used to vote proxies relating to the portfolio securities and how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2013, are available (1) without charge, upon request by calling 1-800-873-5654 (Annuity Service Center), 1-800-599-5651 (NY Annuity Service Center) or 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), (2) by writing JNL Series Trust, P.O. Box 30314, Lansing, Michigan 48909-7814 (3) on Jackson National Life Insurance Company’s or Jackson National Life Insurance Company of New York’s website at www.jackson.com, and (4) on the SEC’s website at www.sec.gov.

JNL AQR Fund AQR Capital Management, LLC (Unaudited)

Market Summary: The year ending December 31, 2013 saw a prolonged bull market in global equities, widespread improvements across developed economies and volatility in many markets dominated by central bank intervention. During the first half of the year, containment of the sovereign debt crisis in Europe and improving fundamental data led to a global equity rally and a steady decline in safe haven fixed income assets. In June, fixed income and equity markets declined sharply over concerns of tightening by the U.S. Federal Reserve (“Fed”) and a credit squeeze in China. However, during the second half of the year, equities furthered earlier gains as the Fed surprised markets with delayed tapering. Improved economic data in the U.S. and European economies supported developed market stocks, while a second credit squeeze in China and disappointing emerging Asian data led to declines in emerging markets. Commodity markets and fixed income markets were choppy due to changes in inflation expectations and uncertainty regarding monetary stimulus. In the foreign exchange markets, the Euro and U.S. Dollar strengthened in tandem with their economies, while the Japanese Yen fell due to highly stimulative fiscal and monetary policy by the government and central bank of Japan.

JNL/AQR Managed Futures Strategy Fund

Portfolio Composition†:

Short Term Investments††	100.0%

Total Investments	100.0%

 †Total Investments at December 31, 2013

††In general, the Fund uses derivatives as direct substitutes for investment in developed market stock indices, government bonds and currencies. Please refer to the Notes to the Schedules of Investments for the Fund’s derivative investments.

Portfolio Manager Commentary: For the year ended December 31, 2013, JNL/AQR Managed Futures Strategy Fund outperformed its benchmarks by posting a return of 7.08% for Class A shares compared to 0.07% for the BofA Merrill Lynch U.S. Treasury Bill 3-Month Index, 2.64% for the S&P Diversified Trends Indicator Total Return Index and -2.56% for the Credit Suisse Managed Futures Hedge Fund Index. The Newedge CTA Trend Sub-Index, a peer group index of large trend following managed futures hedge funds, returned -3.47% for the year.

The Fund invests in both long and short futures and currency forward contracts to gain economic exposure to global equity, fixed income, commodity and currency markets. These derivative positions are responsible for substantially all the performance in the Fund. Gross of fees by asset class, commodities detracted -1.2%, currencies contributed 4.9%, equities contributed 7.6% and fixed income detracted -2.5%.

While we expect that the correlation of this strategy to the equity markets will average close to zero over a full economic cycle, the Fund maintained a tactical positive beta to equity markets at all points during the year. The Fund’s expected beta to the S&P 500 Index began bullish at +0.57 and peaked at +0.73 during February’s rally. After bearish commentary by the Fed, the Fund’s beta fell to +0.11 in July, and rose back to +0.43 at the end of the year as markets rallied.

By asset class, the Fund’s tactical long position in developed equity markets was the largest contributor, as the Fund benefited from the year’s broad rally in global stock markets. By asset, currency crosses short the Japanese Yen had the greatest positive contribution to the Fund, as unprecedented stimulative measures and sustained attempts at devaluation by the Japanese government and central bank led to sustained profits in the Fund. Alternatively, while currency trading overall led to strong gains for the Fund, currency crosses versus the Swedish Krona and Norwegian Krone were the largest individual detractors as the currencies reversed sharply multiple times over the year on economic uncertainty and changing stances by their central banks. We believe this type of environment illustrates the importance of Fund construction, which emphasizes diversification across assets, asset classes and trend signals. Consistent trends in equities and currencies more than offset choppiness in fixed income and commodities.

JNL/AQR Managed Futures Strategy Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	7.08%
Since Inception	2.92%
(Inception date August 29, 2011)

Average Annual Total Returns for Class B Shares
1 Year	7.19%
Since Inception	3.10%
(Inception date August 29, 2011)

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL BlackRock Funds BlackRock Investment Management, LLC (Unaudited)

Market Summary: International equity markets began 2013 with a powerful relief rally after the U.S. averted the worst of its potential fiscal crisis with a last minute tax deal. The rally softened in February, however, as global economic momentum slowed. Later in the first quarter, a stalemate presidential election in Italy and a severe banking crisis in Cyprus reminded investors that political and financial instability in Europe continued to pose risks. The ascent of equities persevered as increased global liquidity kept interest rates low and investors turned to riskier asset classes in search of yield.

As the year progressed, the direction of equity markets became increasingly dominated by speculation around the future of monetary policy in response to signals from central banks, particularly the U.S. Federal Reserve (“Fed”). Sluggish global growth, ironically, was often conducive to positive stock market performance as weak economic data reinforced investors’ expectations that major central banks would maintain their accommodative stance. Additionally, the modest pace of economic growth bode well for corporate profit margins as the global recovery was strong enough to support revenues while nearly stagnant wage growth kept costs low.

As economic indicators improved later in the fall, investors around the world grappled with rising uncertainty around the timing of the anticipated Fed taper. This anxiety was ultimately relieved when the central bank announced the commencement of tapering in mid December. Investors reacted positively to this policy move as it signalled the Fed’s perception of real improvement in U.S. growth. Sentiment was also buoyed by the extension of the Fed’s expected time horizon for maintaining low short term interest rates.

Commodities markets ended the fourth quarter and year on a low note with energy being the lone positive performing sector in 2013. Low global demand growth has reduced the likelihood of a broad market rally as developed economies continue to struggle to generate meaningful secular growth. China has delivered on its goal of achieving 7.5 to 8.0% gross domestic product (“GDP”) growth yet concerns over the health of its credit sector continues to weigh on the economic outlook of the world’s driver of marginal commodity demand. On the supply side, idiosyncratic trends have provided some respite for certain commodities as production outages, geopolitical tensions and inclement weather have driven positive and diversified returns.

JNL/BlackRock Commodity Securities Strategy Fund

Portfolio Composition†:

Energy	70.5%
Commodity Indexed Structured Notes††	6.3
Materials	5.0
Financials	0.9
Short Term Investments	17.3

Total Investments	100.0%

  †Total Investments at December 31, 2013

††The Fund invests its portfolio in commodity indexed structured notes and short term investments to gain exposure to the Dow Jones-UBS Commodity Index.

Portfolio Manager Commentary: For the year ended December 31, 2013, JNL/BlackRock Commodity Securities Strategy Fund outperformed its blended benchmark by posting a return of 9.51% for Class A shares compared to the blended return of 7.51% for the 75% MSCI Natural Resources Index and 25% Dow Jones-UBS Commodity Index. The Fund outperformed the Dow Jones-UBS Commodity Index, which returned -9.52%, and underperformed the MSCI Natural Resources Index which returned 13.70%.

In relative terms, outperformance during the year was generated through a strong combination of stock selection and an overweight to exploration and production, followed by a large underweight in diversified metals and mining. An overweight in gas and equipment services and strong individual selection within oil and gas drilling also enhanced relative returns during the year. The largest detractor from performance was an underweight in integrated oil and gas, followed by weaker stock selection within oil & gas equipment & services and steel. Lastly, security selection within diversified metals and mining and coal also detracted from performance during the year.

With respect to the commodities sleeve, energy was the outperformer of the group, rising 5.2%. Industrial and precious metals declined -13.6% and -30.8%, respectively. Grains and soft commodities both fell -16.9% while livestock dropped -3.5%. Precious metals lost their luster on the announcement of Fed tapering in December. Investor sentiment remains weak. Withdrawals from precious metals exchange traded products (“ETPs”) have overshadowed small positive flows elsewhere into the asset class this year. Industrial metals continued to suffer from a high inventory overhang as slowing Chinese demand and robust supply continues to cast a pall over the sector. Industrial metals are highly cyclical and the outlook in the sector hinges on a sustained recovery in the global economy and in particular, China. Energy rallied strongly, led by natural gas. In the U.S., colder than normal weather resulted in large draws from natural gas inventories, including the largest ever weekly withdrawal reported in December. Storage levels fell below the five year average for much of the quarter and the early winter supply tightness drove natural gas to a 11.0% gain for the quarter. Agricultural commodities have seen broad price decreases as stocks have replenished following last year’s historic drought in the U.S. High prices incentivized farmers to plant record amount of seeds at the start of the year and stable weather growing conditions led to a bumper harvest in 2013.

JNL/BlackRock Global Allocation Fund

Portfolio Composition†:

Financials	15.2%
Government Securities	11.6
Health Care	9.9
Industrials	9.9
Information Technology	9.1
Consumer Discretionary	7.8
Energy	6.4
Materials	5.0
Consumer Staples	4.3
Telecommunication Services	3.4
Utilities	2.1
Purchased Options	0.5
Investment Companies	1.1
Short Term Investments	13.7

Total Investments	100.0%

†Total Investments at December 31, 2013

Portfolio Manager Commentary: For the year ended December 31, 2013, JNL/BlackRock Global Allocation Fund outperformed its blended benchmark by posting a return of 14.31% compared to the blended return of 13.67% for the 36% S&P 500 Index, 24% FTSE World ex-U.S. Index, 24% BofA Merrill Lynch Current 5-Year U.S. Treasury Index and 16% Citigroup Non-U.S. Dollar World Government Bond Index. The S&P 500 Index returned 32.39%, the FTSE World Index returned 24.67%, the FTSE World ex-U.S. Index returned 17.41%, the BofA Merrill Lynch Current 5-Year U.S. Treasury Index returned -2.42% and the Citigroup Non-U.S. Dollar World Government Bond Index returned -4.56%

Within equities, stock selection and an overweight in Japan and Hong Kong, stock selection in Europe, an overweight to Brazil and an underweight to Australia contributed to performance. Stock selection and an underweight to the U.S. detracted from performance. From a sector perspective stock selection in information technology, energy, telecommunication services and utilities, stock selection and an overweight in industrials and health care, and an underweight in consumer staples contributed to returns. Stock selection and an overweight to materials, led by gold related securities weighed on returns. Overall, an underweight to fixed income positively impacted performance. Within fixed income, an overweight to both convertible and U.S. corporate bonds contributed to performance, and an overweight to Brazilian sovereign bond exposure detracted from performance. From a currency perspective, an underweight to the Japanese Yen and the Australian Dollar was additive to

JNL BlackRock Funds (continued) BlackRock Investment Management, LLC (Unaudited)

JNL/BlackRock Global Allocation Fund (continued)

performance. An overweight to cash weighed on returns.

During the year, the Fund’s overall equity allocation increased from 62% to 68% of net assets. Within equities, the Fund increased exposure to Japan (+1.4%) and Europe (+3.8%), and decreased exposure to the U.S. (-2.2%) and Canada (-0.9%). From a sector perspective, the Fund increased weightings in industrials (+3.9%), financials (+2.1%), health care (+1.9%), consumer discretionary (+1.7%), information technology (+0.7%) and utilities (+0.3%), and decreased weightings in materials (-1.8%), energy (-1.3%) and telecommunication services (-1.0%). The Fund’s overall allocation to fixed income decreased from 23% to 22% of net assets, which was notably due to decreased exposure in government bonds (-3.3%), most specifically Australia (-0.9%), Brazil (-0.7%), Hong Kong (-0.4%) and Malaysia (-0.4%). This was partially offset by increased exposure to U.S. Dollar corporate bonds (+1.2%) and U.S. Treasuries (+0.4%). Reflecting the above changes, the Fund’s cash equivalents decreased from 15% to 10% of net assets.

Compared to its blended benchmark, the Fund was overweight equities (+3%), significantly underweight fixed income (-20%), and overweight cash equivalents (+17%). Within the equity segment, the Fund was overweight Japan (+4.4%) and Europe (+1.9%), and underweight the U.S. (-3.5%). From a sector perspective, the Fund was overweight industrials (+2.7%), health care (+2.6%), materials (+2.6%) and information technology (+0.6%) and underweight consumer staples (-1.8%). Within fixed income, the Fund was underweight U.S. Treasuries (-17.7%), Japanese government bonds (-5.7%) and European sovereign debt (-5.5%), and overweight sovereign and provincial debt in Australia (+0.8%) and Brazilian government bonds (+0.8%). In addition, the Fund was overweight corporate (+5.0%) and convertible (+2.8%) debt. As for currency exposure, the Fund was overweight the U.S. Dollar (+4.7%), Brazilian Real (+0.7%), Australian Dollar (+0.4%), Singapore Dollar (+0.3%) and Canadian Dollar (+0.3%), and was underweight the Japanese Yen (-3.9%), the Euro (-2.3%) and the Taiwan Dollar (-0.4%). The Fund also had overweight positions in several emerging market Asian currencies.

JNL/BlackRock Large Cap Select Growth Fund (formerly JNL/UBS Large Cap Select Growth Fund)

Portfolio Composition†:

Information Technology	28.6%
Consumer Discretionary	28.4
Industrials	13.2
Health Care	12.9
Telecommunication Services	4.7
Energy	3.3
Financials	3.2
Consumer Staples	2.2
Materials	1.9
Short Term Investments	1.6

Total Investments	100.0%

†Total Investments at December 31, 2013

Portfolio Manager Commentary: For the year ended December 31, 2013, JNL/BlackRock Large Cap Select Growth Fund outperformed its benchmark by posting a return of 38.99% for Class A shares compared to 33.48% for the Russell 1000 Growth Index.

For the period January 1, 2013 through September 15, 2013, the Fund was sub-advised by UBS Global Asset Management (Americas) Inc. During this period, the Fund posted a return of 22.17% compared to 20.22% for the Russell 1000 Growth Index.

During the period, stock selection within information technology was the largest contributor to performance, followed by energy, industrials, consumer discretionary and financials. Stock selection in telecommunication services and consumer staples was a modest detractor from performance during the period. From a sector standpoint the Fund’s overweight to consumer discretionary, health care and energy and its underweight to consumer staples, materials and financials contributed to performance.

The largest contributors at the stock level during the period were the Fund’s holdings in Gilead Sciences Inc., Priceline.com Inc., Facebook Inc. and Apple Inc.. The largest detractors at the stock level were VMware Inc., Lululemon Athletica Inc., Teradata Corp., and Intuitive Surgical Inc.

At the end of the period, the Fund was overweight consumer discretionary, information technology and energy and underweight consumer staples, materials and financials.

Effective September 16, 2013, BlackRock Investment Management, LLC assumed management responsibility for the Fund. For the period September 16, 2013 through December 31, 2013, the Fund posted a return of 13.77% compared to 11.03% for the Russell 1000 Growth Index.

During the period, consumer discretionary was one of the top performing sectors, led by Amazon.com Inc. (“Amazon”) which rose nearly 28% on an upside revenue surprise for its third quarter, as well as growing appreciation for Amazon Web Services’ potential to take share in cloud computing. Select information technology holdings provided some top contributors including Yahoo! Inc. which appreciated as a result of its 20% stake in Chinese e-commerce Alibaba Group. Google Inc. contributed, boosted by a third quarter that beat analysts’ expectations. Twitter Inc. added value when the stock more than doubled following its successful initial public offering. At the stock level, United Therapeutics Corp. and Japanese internet telecom SoftBank Corp. (“SoftBank”) aided performance.

Conversely, Sirius XM Holdings Inc. and LinkedIn Corp. were the most notable individual detractors. At the sector level, energy was the prime detractor from performance, specifically

Gulfport Energy Corp. which traded lower on declining commodity prices.

During the period, exposure to telecommunication services was increased by adding to SoftBank and purchasing Vivendi SA and increased in consumer discretionary by purchasing Starbucks Corp. Exposure to health care was increased by purchasing Intuitive Surgical Inc. and increased in materials by adding to Monsanto Co. Conversely weightings were lowered in information technology by eliminating Equinix Inc. and Citrix Systems Inc., in energy by selling Gulfport Energy Corp. and in financials by eliminating American International Group Inc.

We believe the U.S. recovery is accelerating, and the trend bodes well for economic and corporate earnings growth in 2014. Historically, when the U.S. economy accelerates, growth stocks tend to outperform the broader market – a dynamic that was clearly evident in the growth indices’ strong third and fourth quarter showings across the market capitalization spectrum.

The strong performance for U.S. stocks in 2013 has naturally given way to worries about stretched valuations. Though pockets of overvaluation may exist, we take a longer term view of the investments we make focusing on businesses for which the magnitude and/or duration of future growth prospects are underestimated by the market. On that score, we continue to find reasonable valuations for great companies with strong earnings potential, large addressable markets and dominant market positions that we believe can thrive irrespective of the macro ebbs and flows. The Fund’s largest overweight relative to the index remains consumer discretionary, while the most notable underweight is consumer staples.

JNL BlackRock Funds (continued) BlackRock Investment Management, LLC (Unaudited)

JNL/BlackRock Commodity Securities Strategy Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	9.51%
5 Year	12.51%
Since Inception	2.91%
(Inception date January 16, 2007)

Average Annual Total Returns for Class B Shares
1 Year	9.83%
5 Year	12.73%
Since Inception	3.12%
(Inception date January 16, 2007)

BlackRock Investment Management LLC assumed portfolio management responsibility on October 11, 2010.

JNL/BlackRock Global Allocation Fund (Class A)

Average Annual Total Returns* for Class A Shares
1 Year	14.31%
Since Inception	7.09%
(Inception date October 11, 2010)

Average Annual Total Returns* for Class B Shares
1 Year	14.43%
Since Inception	7.28%
(Inception date October 11, 2010)

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance charges.

*The Fund’s investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which they would have been lower.

JNL BlackRock Funds (continued) BlackRock Investment Management, LLC (Unaudited)

JNL/BlackRock Large Cap Select Growth Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	38.99%
5 Year	18.68%
10 Year	6.44%

Average Annual Total Returns for Class B Shares
1 Year	39.30%
5 Year	19.14%
Since Inception	6.27%
(Inception date March 5, 2004)

BlackRock Investment Management LLC assumed portfolio management responsibility on September 16, 2013.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance charges.

JNL Brookfield Fund Brookfield Investment Management Inc (Unaudited)

Market Summary: In early 2013, governments helped drive yields in fixed income to all time lows, encouraging an ongoing global search for current income. Global infrastructure securities benefitted given the asset class generally delivers attractive yields. The market reversed course in May when U.S. Federal Reserve (“Fed”) Chairman Ben Bernanke foreshadowed a reduction in government bond purchases. Asset classes with higher yields, like infrastructure securities, were vulnerable. Global infrastructure securities as measured by the Dow Jones Brookfield Global Infrastructure Composite Index returned 18.77% in 2013, underperforming the MSCI World Index by 8.60%.

Europe was a bright spot among infrastructure stocks as the region rebounded off its lows. European infrastructure securities returned a strong 22.49% in 2013, followed by the Americas and Asia Pacific, up 13.65% and 11.28% respectively. Master Limited Partnerships (“MLPs”) also had a banner year, and the Alerian MLP Total Return Index returned 27.58%. Higher growth sectors levered to an economic recovery were also strong, led by airports (+26.64%) and toll roads (+25.02%). Communications (+7.73%) and water (+9.45%) lagged. Water suffered from its low growth profile while communications companies may have been impacted by relatively higher leverage levels. (Unless noted otherwise, sector and regional returns are measured by the Dow Jones Brookfield Infrastructure Indices.)

We believe underperformance of the infrastructure asset class in 2013 creates investment opportunities for the year ahead. While a steep increase in interest rates would present a downside risk for infrastructure securities, we expect a modest rise in long term interest rates at a moderate pace. A number of positive trends, particularly investor demand for infrastructure securities as well as rapid growth in the asset class, support our positive outlook for the space in 2014.

JNL/Brookfield Global Infrastructure Fund

Portfolio Composition†:

Energy	35.7%
Utilities	20.6
Industrials	20.1
Telecommunication Services	5.5
Financials	5.3
Consumer Discretionary	1.5
Short Term Investments	11.3

Total Investments	100.0%

†Total Investments at December 31, 2013

Portfolio Manager Commentary: For the year ended December 31, 2013, JNL/Brookfield Global Infrastructure Fund outperformed its benchmark by posting a return of 23.43% compared to 18.77% for the Dow Jones Brookfield Global Infrastructure Composite Index. A majority of relative outperformance was driven by strong stock selection, while sector allocation was also positive. Regional allocation was modestly negative.

By sector, stock selection among MLPs and C-Corp pipelines were strong contributors.

However, stock selection among toll roads and water companies detracted from relative performance. By region, strong stock selection within the U.S. drove positive relative performance, and was the strongest regional contributor by a wide margin. This was partially offset by an approximately 3% average overweight exposure to Latin America. Brazil has been weak from a macro perspective and negatively impacted relative Fund performance. By security, overweight exposure to MLP Access Midstream Partners LP was the top contributor in 2013. Not owning midstream pipeline company Cheniere Energy Inc. was the largest detractor as the company had a strong year due to investor optimism regarding its potential to receive approval from the Department of Energy for exports of liquefied natural gas to non free trade agreement countries.

Growth focused Fund positioning was implemented in the first quarter of the year, with no dramatic portfolio changes. We incorporated a quality bias within the Fund in an environment where higher yielding, often lower quality companies, like electricity transmission and distribution were significantly outperforming their higher quality peers. Throughout the year, we favored high growth sectors in the U.S., including pipelines and non-benchmark rail companies. We increased exposure to European transportation companies during 2013, favoring Spain and Italy where signs of improving traffic driven by gross domestic product growth are expected to benefit transportation operators in the region. Within Europe, we remain cautious on regulated businesses like UK water companies in light of regulatory uncertainty. We maintained moderate exposure to Brazil, where we have identified ongoing value opportunities among high quality companies in the country but remain cautious on the volatile macro climate. Finally, we favor gas utilities in China.

JNL/Brookfield Global Infrastructure Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	23.43%
Since Inception	22.54%
(Inception date December 12, 2011)

Average Annual Total Returns for Class B Shares
1 Year	23.62%
Since Inception	22.77%
(Inception date December 12, 2011)

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL Capital Guardian Funds Capital Guardian Trust Company (Unaudited)

Market Summary: Global stocks rose to near record highs, supported by central bank stimulus, an accelerating U.S. economy and reasonably good earnings growth. Equity markets in most regions posted double digit gains, supported by the U.S. Federal Reserve’s (“Fed”) unconventional asset purchase programs. Fed action influenced the direction of global markets as the central bank contemplated and later implemented a $10 billion reduction in its bond buying program. Emerging markets stocks retreated, lagging developed markets by a wide margin amid rising interest rates, currency weakness and a reduced appetite for risk during the Fed’s taper discussion. Losses were tempered by signs of economic stabilization in China. The Fed’s midyear taper talk drove interest rates higher, pressuring bond markets.

Most sectors enjoyed strong gains for the year, led by consumer discretionary and health care stocks. Telecommunication services stocks advanced amid resurgent merger & acquisition activity. Materials, energy and utilities stocks trailed the broader market. Metals prices slid, hurt by uncertainty regarding China’s growth prospects.

U.S. equities rose 32.39%, as measured by the S&P 500 Index, the largest gain since 1997. A sharp increase in U.S. gross domestic product in the third quarter outweighed investor concerns about deflationary pressures in Europe and a slowing of the Japanese economy. The year closed on a positive note as several key stock market indices reached all time highs in December. For the year, the U.S. Dollar gained against the Japanese Yen and most emerging markets currencies, but fell versus the Euro.

JNL/Capital Guardian Global Balanced Fund

Portfolio Composition†:

Government Securities	18.8%
Financials	15.4
Consumer Discretionary	10.8
Industrials	10.8
Information Technology	9.8
Health Care	8.6
Telecommunication Services	4.0
Consumer Staples	3.5
Materials	3.1
U.S. Government Agency MBS	3.0
Energy	2.9
Utilities	0.9
Non-U.S. Government Agency ABS	0.4
Short Term Investments	8.0

Total Investments	100.0%

†Total Investments at December 31, 2013

Portfolio Manager Commentary: For the year ended December 31, 2013, JNL/Capital Guardian Global Balanced Fund outperformed its blended benchmark by posting a return of 15.55% for Class A shares compared to the blended return of 13.35% for the 65% MSCI All Country World Index and 35% Barclays Capital Global Aggregate Bond Index. The Fund outperformed the Barclays Capital Global Aggregate Bond Index, which returned -2.60%, and underperformed the MSCI All Country World Index, which returned 22.80%.

The equity portion of the Fund delivered positive results, outpacing its respective index, while the fixed income portion was modestly negative for the year, largely in line with its respective index.

Among equities, health care was the largest contributor to returns, particularly the investment in Gilead Sciences Inc. (“Gilead Sciences”). Bristol-Myers Squibb Co. (“Bristol-Myers”) and Seattle Genetics Inc. (“Seattle Genetics”) also notched strong gains.

Telecommunications stocks were another source of significant gains. Shares of SoftBank Corp. (“Softbank”) rallied as the Japanese wireless provider benefited from strong iPhone sales in Japan and the completion of its Sprint Nextel Corp. (“Sprint”) acquisition. But elsewhere in the sector, shares of Brazilian telecommunications company Oi SA tumbled as investors worried about the company’s rising debt levels and capital spending.

The selection of consumer discretionary stocks, and an overweight stance in the sector, aided the Fund. Greek toy retailer JUMBO SA, which was added to the Fund during the year, soared on better sales and an optimistic outlook for growth.

Stock selection in the consumer staples sector hurt results. The investment in Pernod-Ricard SA was a significant detractor and major sells during the year included Hitachi Ltd., AT&T Inc. and Progressive Waste Solutions Ltd.

Within the bond portion of the Fund, currency exposure was a positive contributor to returns, while country allocation and curve positioning were the largest detractors. The underweight position in European bonds hurt results, as did an overweight position in U.S. Treasuries. A less than index exposure to the Japanese Yen helped as the Japanese currency tumbled versus the U.S. Dollar amid massive quantitative easing by the Bank of Japan. On the other hand, an underweight stance in the Euro hurt relative results as the currency has continued to strengthen despite a relatively weak economy.

Heading into 2014, managers have positioned the Fund with a preference for equities over fixed income investments, reflecting their expectation of an improving global economy and a gradual rise in interest rates. Among equities, managers continue to favor companies that dominate their respective industries through innovation, rapid growth and superior technology. In fixed income, managers are focused on delivering consistent returns without taking excessive risk.

JNL/Capital Guardian Global Diversified Research Fund

Portfolio Composition†:

Financials	16.3%
Health Care	15.4
Consumer Discretionary	15.3
Information Technology	12.8
Industrials	12.1
Consumer Staples	6.4
Energy	5.2
Materials	5.1
Telecommunication Services	3.7
Utilities	1.1
Short Term Investments	6.6

Total Investments	100.0%

†Total Investments at December 31, 2013

Portfolio Manager Commentary: For the year ended December 31, 2013, JNL/Capital Guardian Global Diversified Research Fund outperformed its benchmark by posting a return of

23.23% for Class A shares compared to 22.80% for the MSCI All Country World Index.

Investments in health care were strong contributors to results. Gilead Sciences saw its share price double over the year as it reported strong sales growth and benefited from successful clinical trials and regulatory approvals for its HIV and hepatitis C drugs. Shares of Seattle Genetics and Bristol-Myers advanced on hopes for novel cancer therapies in their pipelines, and German drug giant Bayer AG benefited from earnings growth boosted by sales of new products.

Investments in a range of consumer discretionary stocks benefited the Fund, including film and media company DreamWorks Animation SKG Inc., gaming group Wynn Macau Ltd. and coffeehouse chain Starbucks Corp. The investment in Japanese mobile company SoftBank was additive. SoftBank, which owns 80% of U.S. carrier Sprint, benefited from rumors Sprint was considering a merger with T-Mobile USA Inc.

Investments in consumer staples companies dragged on results. Shares of Coca-Cola Amatil Ltd. fell amid concerns about declines in its Australian business, while shares of French distiller Pernod-Ricard SA were flat amid a deteriorating sales outlook in China. Samsung Electronics Co. Ltd. shares declined 7% as the company downgraded its profit forecasts.

The investment in American Tower Corp. hurt relative results. The cell tower operator is organized as a real estate investment trust and thus fared poorly in the rising rate environment. However, the company is well positioned to benefit from global wireless growth. The investment in UK based energy exploration firm Tullow Oil Plc detracted, as a succession of wells failed

JNL Capital Guardian Funds (continued) Capital Guardian Trust Company (Unaudited)

JNL/Capital Guardian Global Diversified Research Fund (continued)

to yield commercially viable results. Investments in energy weighed on returns.

The Fund continues to favor companies that dominate their respective industries through innovation and superior technology. Health care remains a primary focus, especially pharmaceut-

ical firms with the demonstrated ability to produce new breakthrough treatments for serious diseases. Information technology firms and consumer discretionary companies also feature prominently as corporate and consumer spending in those areas is expected to accelerate.

Financials and utilities remain significantly lower than the index as rising interest rates and regulatory constraints produce unfavorable headwinds in those sectors.

JNL/Capital Guardian Global Balanced Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	15.55%
5 Year	10.68%
10 Year	5.55%

Average Annual Total Returns for Class B Shares
1 Year	15.75%
5 Year	10.93%
Since Inception	5.58%
(Inception date March 5, 2004)

Capital Guardian Trust Company assumed portfolio management responsibility on December 3, 2007.

JNL/Capital Guardian Global Diversified Research Fund (Class A)

Average Annual Total Returns for Class A Shares

1 Year	23.23%
5 Year	16.32%
10 Year	6.62%

Average Annual Total Returns for Class B Shares
1 Year	23.48%
5 Year	16.61%
Since Inception	6.42%
(Inception date March 5, 2004)

Capital Guardian Trust Company assumed portfolio management responsibility on December 3, 2007.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL DFA Fund Dimensional Fund Advisors LP (Unaudited)

Market Summary: U.S. stocks delivered very strong returns in 2013. The annual return for the broad U.S. market, as measured by the Russell 3000 Index, was +33.55%. The daily volatility of the U.S. market was moderate throughout most of the year. Asset class returns ranged from 32.53% for large cap value stocks to 43.30% for small cap growth stocks, as measured by the Russell 1000 Value Index and the Russell 2000 Growth Index, respectively. The strongest sectors were consumer discretionary and health care, while the weakest sector was real estate investment trusts (“REITs”).

Using conventional indices as proxies, small caps outperformed large caps in the U.S. A closer look reveals that micro cap performance was particularly strong and contributed significantly to the positive size premium. Value stocks ex REITs and highly regulated utilities outperformed growth stocks among large cap stocks, but not among small cap stocks.

JNL/DFA U.S. Core Equity Fund

Portfolio Composition†:

Financials	16.9%
Information Technology	16.3
Consumer Discretionary	13.2
Industrials	13.1
Health Care	10.7
Energy	9.7
Consumer Staples	6.7
Materials	4.2
Utilities	2.8
Telecommunication Services	2.0
Short Term Investments	4.4

Total Investments	100.0%

†Total Investments at December 31, 2013

Portfolio Manager Commentary: For the year ended December 31, 2013, JNL/DFA U.S. Core Equity Fund outperformed its benchmark by posting a return of 35.17% for Class A shares compared to 33.55% for the Russell 3000 Index. The majority of the Fund’s outperformance came from the exclusion of REITs, and increased exposure to small cap securities.

For the year, REITs underperformed all other sectors in the U.S. markets. As a result, the Fund’s exclusion of REITs from investment contributed over 1% to total outperformance. REITs are excluded by design because research shows they tend not to deliver the same premiums as other types of equities. This was the case in

2013, as highlighted by a total return of 1.22% for the Dow Jones U.S. Select REIT Index.

The Fund’s lesser allocation than the index to large cap stocks contributed positively to the Fund’s outperformance, as small cap and mid cap stocks outperformed large cap stocks for the year.

Compared to the benchmark, the Fund invests in deeper value stocks, defined as those stocks with low price to book ratios. Although there was a negative value premium observed in the market, with the Russell 3000 Value Index underperforming Russell 3000 Growth Index, deep value stocks held in the Fund outperformed those in the index, especially within financials (ex-REITs).

JNL/DFA U.S. Core Equity Fund (Class A)

Effective April 29, 2013, the Fund replaced the S&P 500 Index with the Russell 3000 Index.

Average Annual Total Returns* for Class A Shares
1 Year	35.17%
5 Year	17.93%
10 Year	5.62%

Average Annual Total Returns* for Class B Shares
1 Year	35.43%
5 Year	18.19%
Since Inception	5.56%
(Inception date March 5, 2004)

Dimensional Fund Advisors LP assumed portfolio management responsibility on April 30, 2012.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance charges.

*The Fund’s investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which they would have been lower.

JNL Eagle Fund Eagle Asset Management, Inc. (Unaudited)

Market Summary: For the year, the Russell 2000 Growth Index which was up 43.30%, outpaced the Russell 2000 Value Index which was up 34.52% in what was its strongest performance year in a decade. Strength in returns was broad based during 2013, led by healthcare (+52.0), consumer staples (+49.6%) and information technology (+42.7%) while materials came in light (+31.8%) relative to the Russell 2000 Growth Index’s extremely strong performance during 2013.

JNL/Eagle SmallCap Equity Fund

Portfolio Composition†:

Health Care	21.1%
Information Technology	20.4
Consumer Discretionary	16.0
Industrials	15.0
Materials	5.2
Consumer Staples	4.8
Energy	4.4
Financials	4.0
Short Term Investments	9.1

Total Investments	100.0%

†Total Investments at December 31, 2013

Portfolio Manager Commentary: For the year ended December 31, 2013, JNL/Eagle SmallCap Equity Fund underperformed its benchmark by posting a return of 30.47% for Class A shares compared to 43.30% for the Russell 2000 Growth Index. The Fund trailed most notably in healthcare and information technology, while finishing slightly ahead in energy on a relative basis.

The Fund’s top performing stocks were United Therapeutics Corp., Salix Pharmaceuticals Ltd.,

Natural Grocers by Vitamin Cottage Inc., Bally Technologies Inc. and Genesco Inc. The Fund’s worst performing stocks were ARIAD Pharmaceuticals Inc., Vocera Communications Inc., Fusion-io Inc., Francesca’s Holdings Corp. and Monster Worldwide Inc.

The Fund’s most significant sector weighting changes came from increasing exposure to information technology, through purchases of Aruba Networks Inc., Aspen Technology Inc. and Palo Alto Networks Inc. and decreasing exposure to energy, through a takeout of Lufkin Industries Inc. and sales of Dril-Quip Inc. and Ocean Rig UDW Inc.

As the market shrugged off the U.S. Federal Reserve’s (“Fed”) tapering and rallied to new highs, once again, particular strength was evident in our own backyard, the small cap space, as the “risk-on” trade continued. Valuations increase and the possibility of a correction also increases as the market rises. Nevertheless, valuations, while not cheap, are not excessive either. Important metrics such as domestic housing and autos continue to be strong. Employment statistics are getting better and recent economic data from Europe and China also have been encouraging. Finally, the Fed’s gradual tapering has been well received. We continue to believe higher interest rates are inevitable and continue to believe investors will move money out of fixed income and into those asset classes producing the highest returns. It appears to us that conditions remain in place for the market to continue higher but gains of the magnitude of 2013 would be an unrealistic expectation. We maintain a neutral outlook on energy given a relatively muted outlook for commodity prices. Within materials and industrials, we continue to favor building materials and petrochemical processing. Scale likely will rule as a strategy for success in healthcare as a result of Obamacare. Some of our favorite themes in technology are cyber security and software as a service. Better employment data and a generally stronger economy should bode well for consumer stocks.

JNL/Eagle SmallCap Equity Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	30.47%
5 Year	21.69%
10 Year	10.43%

Average Annual Total Returns for Class B Shares
1 Year	30.69%
5 Year	21.92%
Since Inception	9.89%
(Inception date March 5, 2004)

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL Eastspring Funds Eastspring Investments (Singapore) Limited (Unaudited)

Market Summary: Over the year, Asia Pacific ex-Japan equity markets were volatile as investors weighed the implications of a reduction in the U.S. Federal Reserve Board’s quantitative easing program. Expectations of a rosier growth outlook sparked a rise in U.S. interest rates. Asian markets with current account deficits grappled with the impact of rising U.S. rates, however, export driven economies benefitted from hopes of a renewed export cycle. In the second half of the year, markets were optimistic ahead of China’s third plenum. Extensive reform plans in Asia’s largest economy, deemed to be the broadest since the 1990s, provided confidence that the Chinese government will address structural challenges in its economy. However, a deadly typhoon in the Philippines, political unrest in Thailand and a weakening currency in Indonesia negatively affected sentiment toward the end of the year, particularly in Southeast Asian markets.

Chinese and Indian equity markets were a tale of two halves in 2013 as the first half of 2013 was quite weak because a slowdown in the Chinese economy coupled with the weakening of the Indian Rupee affected overall sentiment for both markets. But during the second half of 2013, markets began to recover as highly attractive valuations in China and moderately attractive valuations in India coupled with talk of reforms in both China and India helped the markets recover during the second half of the year. In China, the 3rd plenum session held in November brought some surprises to the market as talk of structural reforms brought hope that more would be done in China to correct some of its problems. In India, the introduction of constructive measures by its central bank and the government helped stabilize its currency and attracted U.S. Dollars from non resident Indians to finance the deficit, instilling confidence back to the Indian capital markets.

JNL/Eastspring Investments Asia ex-Japan Fund

Portfolio Composition†:

Financials	32.9%
Information Technology	16.8
Consumer Discretionary	10.5
Industrials	9.4
Energy	8.3
Consumer Staples	6.4
Telecommunication Services	4.3
Materials	3.3
Utilities	2.2
Health Care	0.5
Short Term Investments	5.4

Total Investments	100.0%

†Total Investments at December 31, 2013

Portfolio Manager Commentary: For the year ended December 31, 2013, JNL/Eastspring Investments Asia ex-Japan Fund underperformed its benchmark by posting a return of

-6.04% for Class A shares compared to 3.07% for the MSCI Asia ex-Japan Index.

Stock selection in the industrials sector was a key contributor to the Fund’s relative performance. In contrast, stock selection in information technology detracted from the Fund’s relative performance.

AAC Technologies Holdings Inc., a key contributor to the Fund’s performance, is a leader in the design and manufacture of acoustic components. Headquartered in Taiwan, the company is a key supplier to the consumer electronics industry. The stock price rose sharply as a result of strong demand for smart phones globally.

The underweight position in Tencent Holdings Ltd. (“Tencent”) detracted from performance as its shares rose 99% year on year. Tencent is China’s most diversified internet and telecommunications service company. The company is at an inflection point as it seeks to monetize its asset base in mobile messenger, e-commerce and mobile games. Despite an unproven business model, Tencent trades at expensive valuations and is priced with little margin of safety. The portfolio manager believes that there are more attractive risk reward opportunities in the market.

The Fund added to an existing position in SK Innovation Co. Ltd. and initiated a new position China Merchants Holdings International Co. Ltd. while exposure to COSCO Pacific Ltd. and Xingda International Holdings Ltd. was trimmed.

At year end, China and India were the Fund’s top overweight markets; Taiwan and Malaysia were the top underweight markets. The Fund’s top positive positions included Cheung Kong Holdings Ltd., China Merchants Bank Co. Ltd. and Standard Chartered Plc.

JNL/Eastspring Investments China-India Fund

Portfolio Composition†:

Financials	29.9%
Energy	14.5
Information Technology	12.7
Consumer Discretionary	9.6
Telecommunication Services	6.8
Materials	5.4
Health Care	4.8
Consumer Staples	4.4
Industrials	3.9
Utilities	1.4
Short Term Investments	6.6

Total Investments	100.0%

†Total Investments at December 31, 2013

Portfolio Manager Commentary: For the year ended December 2013, JNL/Eastspring Investments China-India Fund underperformed its blended benchmark by posting a return of -2.35% for Class A shares compared to 0.42% for the 50% MSCI China Index and 50% MSCI India Index. The Fund underperformed the MSCI China Index, which returned 3.64%, and outperformed the MSCI India Index, which returned -3.83%.

Stock selections among financials were the key contributors to the Fund’s overall performance in 2013. Stock selections among information technology companies were the biggest detractors for the year.

Travelsky Technology Ltd., a non benchmark Chinese information technology company, was the top contributor to the Fund as the stock returned over 85% during the year. The company, which runs China’s dominant air ticket booking information technology infrastructure system, is one of the cheapest Chinese information technology stocks as the company is trading at a price/earnings (“P/E”) ratio of 12.7x. Mahindra & Mahindra Financial Services Ltd., a non benchmark Indian financial stock, was among the top contributors to the Fund for a second consecutive year. The company, which finances utility vehicles, tractors and cars, continues to benefit from its strong reach in rural and semi urban India. Its stock was up by another 46% during the year.

The Fund’s underweighting of Tencent, a Chinese information technology company specializing in online video games and social media, was the biggest detractor. Despite its strong price performance for most of the year, our portfolio manager continues to believe that Tencent is overvalued given the fact that the company is currently trading at a P/E of 33.6x while most other information technology companies, like Google Inc., are valued at around 20x P/E. In addition, The Fund’s overweighting of LIC Housing Finance Ltd. (“LIC”), an Indian mortgage lender, was another key detractor. LIC’s share price dropped by almost 25% in 2013 on the back of contracting profit margins.

The Fund liquidated positions in Gome Electrical Appliances Holding Ltd., Lenovo Group Ltd. and Nine Dragons Paper Holdings Ltd. and reduced exposure in Tata Motors Ltd., Indusind Bank Ltd. and Bank of Baroda. The proceeds were used to add new positions in China Blue Chemical Ltd. and China Merchants Bank Co. Ltd. and to increase exposure in Infosys Ltd., Cairn India Ltd. and Larsen & Toubro Ltd.

The Fund is currently overweighting India relative to China. The biggest overweight sector positioning continues to be in consumer discretionary, while the biggest underweight sector is still information technology.

JNL Eastspring Funds (continued) Eastspring Investments (Singapore) Limited (Unaudited)

JNL/Eastspring Investments Asia ex-Japan Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	-6.04%
5 Year	12.94%
Since Inception	-1.74%
(Inception date December 3, 2007)

Average Annual Total Returns for Class B Shares
1 Year	-5.84%
5 Year	13.14%
Since Inception	-1.54%
(Inception date December 3, 2007)

JNL/Eastspring Investments China-India Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	-2.35%
5 Year	13.13%
Since Inception	-3.93%
(Inception date December 3, 2007)

Average Annual Total Returns for Class B Shares
1 Year	-2.14%
5 Year	13.35%
Since Inception	-3.74%
(Inception date December 3, 2007)

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL Franklin Templeton Funds Templeton Global Advisors Limited (Unaudited)

Market Summary: The year 2013 brought progress to financial markets and the global economy as stabilization for key financial institutions and declining equity correlations allowed investors to refocus on fundamentals. U.S. economic growth and employment trends generally exceeded expectations. The U.S. Federal Reserve (“Fed”) expanded its asset purchase program early in the year. After encouraging economic and employment reports, the Fed announced in December it would reduce its monthly bond purchases beginning in January 2014 but committed to keeping interest rates low.

The Eurozone emerged from its longest recession on record during the second half of 2013 and Japan’s growth moderated. The European Central

Bank reduced its policy rate to a record low and pledged to maintain systemic support. In Asia, the Bank of Japan set an explicit inflation target and pledged to double bond purchases in an unprecedented wave of policy reform. Growth in China and other emerging markets moderated based on lower domestic demand, falling exports and weakening commodity prices. Emerging market equities and regional currencies depreciated during the year, although rallying toward year end. The stock market rally in developed markets accelerated during 2013 amid redoubled central bank commitments, continued corporate earnings strength and increasing signs of economic progress.

JNL/Franklin Templeton Global Growth Fund

Portfolio Composition†:

Financials	20.8%
Industrials	13.6
Health Care	13.0
Energy	12.3
Consumer Discretionary	11.5
Information Technology	9.8
Telecommunication Services	6.4
Materials	4.4
Consumer Staples	3.1
Short Term Investments	5.1

Total Investments	100.0%

†Total Investments at December 31, 2013

Portfolio Manager Commentary: For the year ended December 31, 2013, JNL/Franklin Templeton Global Growth Fund outperformed its benchmark by posting a return of 30.35% for Class A shares compared to 26.68% for the MSCI World Index.

As bottom-up investors, stock selection was largely responsible for outperformance as declining equity correlations and stabilization for key financial institutions allowed investors to refocus on fundamentals.

Financials, a top sector contributor, benefited from stock selection in Europe and from certain U.S. positions. In the U.S., Morgan Stanley’s earnings exceeded estimates mainly resulting from profits at its brokerage unit. Although the Fund’s contrarian European financials stocks rallied from historically low valuations, they traded at significant discounts to their global peers and the broader European market. European financials offered further upside potential as restructuring continued amid an improving economic outlook.

Stock selection in industrials bolstered relative performance as near term economic uncertainty created opportunities among restructuring firms we viewed as positioned for growth in an economic recovery. For example, International Consolidated Airlines Group SA’s share price reached a six year high and earnings rose as the parent company of British Airways Plc cut costs, rationalized capacity and benefited from recovering air passenger traffic.

However, the Fund’s telecommunication services stocks trailed the benchmark’s sector returns, pressured by losses for certain emerging market mobile phone operators. The sector’s high average dividend yield and valuations, which seemed undemanding, failed to result in wider value recognition. We believe that improving industry fundamentals and a growing addressable market could eventually unlock value for patient shareholders. Although what we viewed as attractive bargains in the energy sector, the Fund’s overweighting detracted from the Fund’s relative performance. We believe depressed energy sector valuations might understate the long term cash flow and shareholder return potential of oil companies with falling capital expenditures and improving production prospects.

From a geographical perspective, the benefit from stock selection in the U.S. and the UK overcame the negative effects of a U.S. underweighting and Europe overweighting. Detractive allocations to Asian countries outside of Japan, including off benchmark South Korea, more than offset the favorable effect of stock selection in Japan.

JNL/Franklin Templeton Global Growth Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	30.35%
5 Year	15.96%
Since Inception	3.27%
(Inception date January 16, 2007)

Average Annual Total Returns for Class B Shares
1 Year	30.66%
5 Year	16.16%
Since Inception	3.48%
(Inception date January 16, 2007)

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL Franklin Templeton Funds Franklin Advisers, Inc. (Unaudited)

Market Summary: The U.S. economy recovered, especially during the second half of 2013. Improved business, consumer, housing and manufacturing trends contributed to third quarter gross domestic product growth that was the highest since 2011. The unemployment rate declined from a year earlier. Washington’s gridlock yielded automatic budget cuts starting in March and a temporary government shut down in October. The U.S. Federal Reserve (“Fed”) announced in December a $10 billion monthly reduction in asset purchases beginning in January 2014. Rising corporate profits and generally favorable economic trends encouraged investors despite sell offs in reaction to Fed statements and Washington’s fiscal battles. U.S. stocks generated strong 12 month returns as the S&P 500 Index and Dow Jones Industrial Average reached all time highs.

Although the Fed’s asset purchase program put downward pressure on long term interest rates during the fiscal year, investor concerns about the eventual reduction of asset purchases pushed the 10-year U.S. Treasury note yield to 3.04% at year end from 1.78% on December 31, 2012. Investors also anticipated higher interest rates and pulled back from the fixed income markets overall. Most fixed income markets declined during the year.

The global economic recovery was mixed during the year. The recovery in emerging markets moderated after many economies had previously returned to and exceeded pre crisis activity levels. Fears of possible reductions in stimulative government policies contributed to periods of risk aversion, when credit spreads widened and assets perceived as risky sold off, alternating with periods of heightened risk appetite, when spreads narrowed and investors again favored risk assets. Against this backdrop, extensive liquidity creation continued, in particular from the Bank of Japan’s commitment to raise its inflation target, as well as from the European Central Bank’s interest rate cuts.

JNL/Franklin Templeton Global Multisector Bond Fund

Portfolio Composition†:

Government Securities	63.0%
Financials	2.8
Consumer Discretionary	2.2
Energy	2.2
Materials	1.5
Telecommunication Services	1.5
Health Care	0.7
Information Technology	0.7
Industrials	0.6
Consumer Staples	0.4
Utilities	0.3
Short Term Investments	24.1

Total Investments	100.0%

†Total Investments at December 31, 2013

Portfolio Manager Commentary: For the year ended December 31, 2013, JNL/Franklin Templeton Global Multisector Bond Fund outperformed its benchmark by posting a return of

3.53% for Class A shares compared to -2.19% for the Barclays Capital Multiverse Index.

In 2013, the Fund’s interest rate strategies, currency exposures and sovereign and corporate credit positions contributed to its outperformance relative to the benchmark. As part of the Fund’s investment strategy, currency forward contracts were used to hedge or gain exposure to various currencies. Exposure to Asian currencies other than the Japanese Yen detracted from relative performance, as did exposure to certain Latin American currencies. However, the Fund’s large net negative exposure to the Japanese Yen, achieved via the use of currency forward contracts, contributed meaningfully to performance during the year as the Japanese Yen depreciated against the U.S. Dollar. Conversely, net negative positioning in the Euro detracted from relative performance as the monetary union’s currency appreciated against the U.S. Dollar during the year.

The Fund maintained a defensive posture with respect to interest rate risk in developed and emerging markets. At year end, the Fund had a shorter duration position than the benchmark index, a stance arising from our assessment that there is limited scope for further global interest rate reductions. However, select duration exposures in Europe and Latin America contributed to relative performance overall.

The Fund purchased investment grade and sub investment grade hard currency denominated sovereign debt that typically compensates for greater credit risk by offering higher yields relative to U.S. Treasury and European benchmark bonds. In addition to purchasing global government bonds, the Fund also invested in the credit sector. Overall, the Fund’s sovereign and corporate credit exposures contributed to relative performance. In particular, the Fund’s overweighted allocation to high yield corporate credit contributed to relative performance.

JNL/Franklin Templeton Income Fund

Portfolio Composition†:

Energy	19.2%
Utilities	11.2
Materials	11.2
Financials	9.5
Health Care	7.8
Information Technology	7.8
Consumer Discretionary	7.1
Industrials	6.0
Telecommunication Services	5.0
Consumer Staples	3.2
Short Term Investments	12.0

Total Investments	100.0%

†Total Investments at December 31, 2013

Portfolio Manager Commentary: For the year ended December 31, 2013, JNL/Franklin Templeton Income Fund performed in line with its blended benchmark by posting a return of 14.08% for Class A shares compared to the blended return of 14.08% for the 50% S&P 500 Index and 50% Barclays Capital U.S. Aggregate Bond Index. The Fund outperformed the Barclays Capital U.S. Aggregate Bond Index, which returned -2.02%, and underperformed the S&P 500 Index, which returned 32.39%.

Most equity and fixed income sectors contributed during the year. Leading equity sectors included financials, energy and health care. Among fixed income investments, technology, communications and consumer non cyclical sectors benefited performance.

Within the Fund’s equity investments, financials positions, including Wells Fargo & Co. and JPMorgan Chase & Co., advanced partly because of favorable credit conditions and optimism about loan growth. Health care companies Roche Holding AG, Merck & Co. Inc. and Johnson & Johnson benefited from strong cash flow. Leading individual contributors included Dow

Chemical Co. and LyondellBasell Industries NV in materials. The companies advanced amid improved prospects for economic growth and better margin trends attributed to a favorable feedstock cost outlook driven by low natural gas prices. Notable individual detractors included Newmont Mining Corp., Barrick Gold Corp. and GoldCorp Inc., which were hurt by falling commodity prices and a slowing growth outlook for many emerging market economies.

Leading fixed income contributors, including First Data Corp. and Freescale Semiconductor Inc. in technology and Clear Channel Communications Inc. in communications, benefited from accommodative capital markets that enabled refinancing of existing debt maturities. Record high yield bond issuance and favorable credit spreads drove outperformance relative to other fixed income securities. Texas Competitive Electric Holdings Co. LLC (“TCEH”) was a notable

JNL Franklin Templeton Funds (continued) Franklin Advisers, Inc. (Unaudited)

JNL/Franklin Templeton Income Fund (continued)

fixed income detractor. TCEH struggled with a highly leveraged balance sheet amid weak power market fundamentals and low natural gas prices.

During the year, the Fund increased its equity weighting, driven by appreciation of underlying positions and reallocation of assets toward equities. The Fund’s largest equity allocations were in dividend paying common stocks followed by convertible securities, and the largest sectors in the diversified portfolio were energy and utilities.

The Fund’s fixed income weighting declined. The Fund remained positioned largely in high yield corporate bonds, which performed well relative to other fixed income securities as higher coupons and strong credit trends helped mitigate headwinds from long term interest rates.

Although the Fund was more weighted toward equities at year end, the rise in long term interest rates and underperformance of fixed income sectors enabled the Fund to purchase some corporate bonds with a fairly balanced mix of sectors led by communications and energy.

JNL/Franklin Templeton Global Multisector Bond Fund (Class A)

Average Annual Total Returns* for Class A Shares
1 Year	3.53%
Since Inception	10.52%
(Inception date December 12, 2011)

Average Annual Total Returns* for Class B Shares
1 Year	3.75%
Since Inception	10.73%
(Inception date December 12, 2011)

JNL/Franklin Templeton Income Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	14.08%
5 Year	14.45%
Since Inception	5.82%
(Inception date May 1, 2006)

Average Annual Total Returns for Class B Shares
1 Year	14.27%
5 Year	14.65%
Since Inception	6.03%
(Inception date May 1, 2006)

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

*The Fund’s investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which they would have been lower.

JNL Franklin Templeton Funds Franklin Templeton Institutional, LLC (Unaudited)

Market Summary: U.S. economic growth and employment trends generally exceeded expectations. The U.S. Federal Reserve Board (“Fed”) expanded its asset purchase program early in the year. After encouraging economic and employment reports, the Fed announced in December it would reduce its monthly bond purchases beginning in January 2014 but committed to keeping interest rates low. The Eurozone emerged from its longest recession on record during 2013’s second half and Japan’s growth moderated. The European Central Bank reduced its policy rate to a record low and pledged to maintain systemic support. In Asia, the Bank of Japan set an explicit inflation target and pledged to double bond purchases in an unprecedented wave of policy reform. Growth in China and other emerging markets moderated based on lower domestic demand, falling exports and weakening commodity prices. Emerging market equities declined and regional currencies depreciated against the U.S. Dollar during the year, although rallying toward year end. The stock market rally in developed markets accelerated during 2013 amid redoubled central bank commitments, continued corporate earnings strength and increasing signs of economic progress.

JNL/Franklin Templeton International Small Cap Growth Fund

Portfolio Composition†:

Industrials	34.9%
Financials	22.8
Consumer Discretionary	17.6
Consumer Staples	9.4
Materials	3.7
Information Technology	2.1
Health Care	0.9
Energy	0.8
Utilities	0.2
Investment Companies	0.4
Short Term Investments	7.2

Total Investments	100.0%

†Total Investments at December 31, 2013

Portfolio Manager Commentary: For the year ended December 31, 2013, JNL/Franklin Templeton International Small Cap Growth Fund outperformed its benchmark by posting a return of 32.41% for Class A shares compared to 29.30% for the MSCI EAFE Small Cap Index.

Performance relative to the benchmark benefited from stock selection and overweighting in industrials and materials, including a position in building materials company Grafton Group Plc (Ireland). Stock selection in financials also aided results, including a position in French insurer Euler Hermes SA. The Fund’s position in toy retailer JUMBO SA (Greece) and a lack of exposure to the underperforming energy sector also boosted results. Relative performance was hindered by overweighting and stock selection in consumer staples, including positions such as wig manufacturer Aderans Holdings Co. Ltd. (Japan) and Ireland based alcoholic beverage manufacturer C&C Group Plc. Stock selection in consumer discretionary detracted from results, including the Fund’s position in floor covering and bed manufacturer Carpetright Plc (UK). An underweighted allocation to information technology also detracted.

An overweighting and stock selection in Europe contributed to relative performance, particularly stock selection in Greece, an overweighting in Ireland, an overweighting and stock selection in France and stock selection in Finland. Stock selection and underweighting in Singapore also notably helped results. Stock selection in the UK, Belgium, Italy and Japan detracted from relative performance.

Major purchases included new positions in RenaissanceRe Holdings Ltd. (U.S.) and TNT NV (Netherlands) and additional shares of Alent Plc and Fairfax Financial HoldingsLtd. The Fund eliminated positions in DCC Plc (Ireland) and QinetiQ Group Plc (UK) and reduced exposure to Daibiru Corp. and Neopost SA.

The global economy improved in 2013, enhancing the positive impact of corporate restructuring. With selectively attractive valuations, we believe scope for further gains exists, particularly in Europe. After the Eurozone’s longest recession on record, companies there traded at material discounts to their historical averages and U.S. peers. Overall, we continue to search for companies we believe offer strong risk/reward profiles over the next five years. Although performance may lag in the short term, we are long term investors and believe that strong, bottom-up stock picking can potentially benefit the Fund over time.

JNL/Franklin Templeton International Small Cap Growth Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	32.41%
5 Year	21.61%
Since Inception	3.15%
(Inception date December 3, 2007)

Average Annual Total Returns for Class B Shares
1 Year	32.73%
5 Year	21.82%
Since Inception	3.37%
(Inception date December 3, 2007)

Franklin Templeton Institutional, LLC assumed portfolio management responsibility on May 3, 2010.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL Franklin Templeton Funds Franklin Mutual Advisers, LLC (Unaudited)

Market Summary: The U.S. economy recovered in 2013, especially in the second half. Improved business investment, net exports and state and local government spending mitigated negative effects of federal budget cuts. Third quarter U.S. gross domestic product growth was the highest since the end of 2011, underpinned by consumer spending and rising inventories. Historically low mortgage rates and positive sentiment aided the housing market, evidenced by solid new and existing home sales, rising home prices, low inventories and multiyear lows in new foreclosures. Manufacturing expanded in 2013, and the unemployment rate declined. Inflation remained below the U.S. Federal Reserve Board’s (“Fed”) target.

In January, Washington averted automatic federal budget cuts and income tax increases, but automatic budget cuts started in March after Congress could not agree on expenditure reductions. Fed Chairman Bernanke indicated in May that the Fed might reduce monthly asset purchases, assuming ongoing U.S. recovery but stated in September that reductions were postponed pending stronger economic growth. A U.S. budget impasse that shut down nonessential government services in October ended after Congress funded the government until early 2014. In December, Congress passed a two year budget deal to ease automatic spending cuts in 2014 and avoid future government shutdowns, and the Fed announced it would reduce monthly asset purchases by $10 billion beginning in January 2014. The Fed reaffirmed supporting low interest rates as long as the unemployment rate exceeded 6.5% and inflation expectations remained low.

Rising corporate profits and generally favorable economic data encouraged investors, helping mitigate sell offs in reaction to Fed statements and Washington’s fiscal negotiations. U.S. stocks generated strong twelve month returns as the S&P 500 Index and Dow Jones Industrial Average reached all time highs.

JNL/Franklin Templeton Mutual Shares Fund

Portfolio Composition†:

Financials	19.4%
Consumer Staples	12.5
Energy	12.0
Information Technology	11.1
Consumer Discretionary	10.9
Health Care	10.6
Materials	5.1
Industrials	4.5
Telecommunication Services	3.3
Utilities	3.1
Purchased Options	0.1
Short Term Investments	7.4

Total Investments	100.0%

†Total Investments at December 31, 2013

Portfolio Manager Commentary: For the year ended December 31, 2013, JNL/Franklin Templeton Mutual Shares Fund underperformed its benchmark by posting a return of 28.29% compared to 32.39% for the S&P 500 Index.

Key detractors from Fund performance included UK headquartered metals and mining company Anglo American Plc (“Anglo American”), Netherlands based heavy machinery manufacturer CNH Industrial NV (“CNH Industrial”) and Brazilian integrated energy firm Petroleo Brasileiro SA – Petrobras – ADR (“Petrobras”). Anglo American shares were negatively affected by declining prices for several of the commodities the company produces. CNH Industrial lost value during the year as it reported quarterly earnings that missed consensus estimates. Petrobras’s refining and marketing (downstream) operations hurt results during the year and led the stock to decline.

In contrast, several holdings supported Fund performance. Top contributors included mobile telephony operator UK Vodafone Group Plc (“Vodafone”), software firm Microsoft Corp. (“Microsoft”) and managed health care company CIGNA Corp. (“Cigna”). Vodafone shares rallied in the second half of the year, driven largely by the long anticipated sale of its 45% stake in Verizon Wireless to Verizon Communications Inc. Microsoft shares benefited from improved investor sentiment as the company reported earnings that modestly beat expectations. Shares also gained following chief executive officer Steve Ballmer’s announcement that he would retire in 2014. Shares of Cigna rallied early in the period following the company’s divestiture of its legacy run off insurance business.

At year end, equities remained the core of the Fund. At the sector level, weightings in consumer staples, utilities and consumer discretionary decreased while weightings of financials, information technology and materials holdings increased during the year. Consistent with its investment strategy, the Fund maintained some exposure to distressed debt and reorganization securities and merger arbitrage strategies.

JNL/Franklin Templeton Mutual Shares Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	28.29%
5 Year	15.40%
Since Inception	3.53%
(Inception date January 16, 2007)

Average Annual Total Returns for Class B Shares
1 Year	28.47%
5 Year	15.65%
Since Inception	3.75%
(Inception date January 16, 2007)

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL Franklin Templeton Funds Franklin Advisory Services, LLC (Unaudited)

Market Summary: The U.S. economy recovered in 2013, especially in the second half. Improved business investment, net exports and state and local government spending mitigated the negative effects of federal budget cuts. Third quarter U.S. gross domestic product growth was the highest since the end of 2011, underpinned by consumer spending and rising inventories. Historically low mortgage rates and positive sentiment aided the housing market, evidenced by solid new and existing home sales, rising home prices, low inventories and multi year lows in new foreclosures. Manufacturing expanded in 2013, and the unemployment rate declined to 6.7% in December from 7.9% a year earlier. Inflation remained below the U.S. Federal Reserve Board’s (“Fed”) 2.0% target.

In January, Washington averted automatic federal budget cuts and income tax increases, but automatic budget cuts started in March after Congress could not agree on expenditure reductions. Fed Chairman Bernanke indicated in May that the Fed might reduce monthly asset purchases, assuming ongoing U.S. recovery but stated in September that reductions were postponed pending stronger economic growth. A U.S. budget impasse that shut down non essential government services in October ended after Congress funded the government until early 2014. In December, Congress passed a two year budget deal to ease automatic spending cuts in 2014 and avoid future government shutdowns, and the Fed announced it would reduce monthly asset purchases by $10 billion beginning in January 2014. The Fed reaffirmed supporting low interest rates as long as the unemployment rate exceeded 6.5% and inflation expectations remained low.

Rising corporate profits and generally favorable economic data encouraged investors, helping mitigate sell offs in reaction to Fed statements and Washington’s fiscal negotiations. U.S. stocks generated strong twelve month returns as the S&P 500 Index and Dow Jones Industrial Average reached all time highs.

JNL/Franklin Templeton Small Cap Value Fund

Portfolio Composition†:

Industrials	31.3%
Consumer Discretionary	20.9
Materials	11.3
Financials	10.7
Energy	8.8
Health Care	3.3
Information Technology	2.6
Short Term Investments	11.1

Total Investments	100.0%

†Total Investments at December 31, 2013

Portfolio Manager Commentary: For the year ended December 31, 2013, JNL/Franklin Templeton Small Cap Value Fund outperformed its benchmark by posting a return of 34.38% for Class A shares compared to 33.32% for the Russell 2500 Value Index.

The Fund employs bottom-up stock selection, and the managers invest without regard to benchmark comparisons.

Consumer discretionary, financials and materials especially aided performance relative to the benchmark. Contributors included insurer Pro-

tective Life Corp. (“Protective Life”), furniture retailer La-Z-Boy Inc. (“La-Z-Boy”) and video game retailer GameStop Corp. (“GameStop”). Protective Life rallied based on earnings growth from its annuities business, a potential benefit from acquisitions and the possibility of higher interest rates. La-Z-Boy experienced earnings growth from increased sales and productivity. GameStop expected to benefit from Microsoft’s and Sony’s new video game consoles.

Detractors included flexible circuit materials maker Multi-Fineline Electronix, hair care salon operator Regis Corp. (“Regis”), and single family home builder M/I Homes Inc. (“M/I Homes”). Multi-Fineline Electronix experienced weaker than expected demand and disappointing earnings. Regis posted lower than expected earnings as its restructuring had not yet gained traction. M/I Homes suffered from an uncertain outlook for housing demand because of higher interest rates.

The Fund initiated positions including Regal-Beloit Corp., Carpenter Technology Corp., Genesco Inc. and Lindsay Corp. and added to positions including Hillenbrand Inc., Emcor Group

Inc. and Cabot Corp. The Fund eliminated positions including West Pharmaceutical Services Inc., CIRCOR International Inc. and A.O. Smith Corp. and reduced positions including Protective Life, Gamestop and Trinity Industries Inc. There were four all cash takeovers completed during the year: Gardner Denver Inc was acquired by KKR & Co. LP, Maidenform Brands Inc. was acquired by HanesBrands Inc., Kaydon Corp. was acquired by SKF AB and NV Energy Inc. was acquired by Berkshire Hathaway Inc.

The Fund invests in small cap companies we believe are selling below their underlying worth. Our strategy is to buy and hold fundamentally sound companies for five years or more. We purchase securities at what we consider attractive prices, often when they are out of favor with other investors. We select securities without regard to benchmark comparisons, and we aim for long term results. We are confident that over time the market will provide opportunities to execute our strategy with success.

JNL/Franklin Templeton Small Cap Value Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	34.38%
5 Year	21.15%
Since Inception	9.08%
(Inception date May 2, 2005)

Average Annual Total Returns for Class B Shares
1 Year	34.67%
5 Year	21.37%
Since Inception	9.29%
(Inception date May 2, 2005)

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL Goldman Sachs Funds Goldman Sachs Asset Management, L.P. (Unaudited)

Market Summary: The bull market in U.S. equities continued through the end of 2013. The S&P 500 Index enjoyed a strong finish and posted a fifth consecutive year of gains, returning 2.53% in December to end the fourth quarter up 10.51% and finishing the year with a gain of 32.39%. The S&P 500 Index reached new record highs in December as the U.S. Federal Reserve Board (“Fed”) ended seven months of speculation and announced it would finally begin tapering asset purchases, signaling confidence in the U.S. economy. Days later, the U.S. revised up its gross domestic product (“GDP”) growth estimate for the third quarter to an annualized pace of 4.1%, the fastest pace in two years. Importantly, stronger consumer spending accounted for most of the upward revision. During the year, the Dow Jones Industrial Average also recorded a new high while the NASDAQ Composite Index close above 4,000 for the first time in 13 years. For the full year, health care and consumer discretionary posted the biggest gains. In contrast, utilities and telecommunication services underperformed during the year as investors repositioned for growth.

Total returns for 2013 trended negative in the U.S. fixed income market as uncertainty over a possible reduction in monetary stimulus by the Fed helped push yields substantially higher over the year. The benchmark 10 year Treasury rate rose from 1.78% in December 2012 to 3.04% at year end 2013. Some non Treasury sectors, notably U.S. high yield corporates and non agency mortgage-backed securities (“MBS”) performed well despite the increase in rates. Early in the year, fiscal tightening in the U.S., tensions around Italy’s elections and concern over Cyprus’ bailout initiated a period of weakness for risk assets. Spread sectors began to recover somewhat from this weakness due to strengthening U.S. economic data. However, initial comments from the Fed about a possible winding down of asset purchases produced a global increase in volatility across the fixed income spectrum. Yields drifted higher early in the third quarter as ambiguity surrounding who would replace Fed Chairman Bernanke and the risk of a military intervention in Syria added to market volatility. Markets later stabilized, however, following the Fed’s decision in September to continue its current pace of asset purchases. Heading into the fourth quarter, Janet Yellen was nominated as the next Fed Chairman and the U.S. faced a political stalemate over government funding that forced the first government shutdown in 17 years. The negative impact from the shutdown was less pronounced than initially expected, as labor market conditions and economic data surprised to the upside. Continued resilience in the U.S. housing market also proved positive in 2013. Uncertainty over potential Fed tapering abated when, in December, the central bank elected to trim its monthly purchases of Treasury and agency MBS by $10 billion, to $75 billion.

In 2013, emerging local debt markets returned -8.98%, as measured by JPMorgan GBI EM Global Diversified Index, due to both an increase in interest rates and depreciation of emerging market (“EM”) currencies versus the U.S. Dollar. In his May testimony to Congress, Fed Chairman Bernanke said the central bank could begin reducing asset purchases at the next few meetings. The introduction of the “taper” led to price deterioration and significantly higher volatility.

The first quarter’s returns were negative due to the depreciation of EM currencies versus the U.S. Dollar. The JPMorgan GBI EM Global Diversified Index returned -0.12%, comprising 0.21% from interest rates and -0.33% from currency depreciation versus the U.S. Dollar. Mexico led gains on the back of currency appreciation following a rate cut by the central bank. Hungary underperformed as the Hungarian Forint weakened and growth forecasts remained stagnant.

In the second quarter, the JPMorgan GBI EM Global Diversified Index returned -7.04%, comprised of -3.46% from interest rates and -3.58% from currency depreciation versus the U.S. dollar. The magnitude of the upward move in U.S. Treasury yields give stronger economic data and discussions over potential Fed tapering negatively impacted the EM asset class. Brazil lagged the JPMorgan GBI EM Global Diversified Index as its currency depreciated sharply.

In the third quarter, the JPMorgan GBI EM Global Diversified Index returned -0.43%, comprised of -0.35% from interest rates and -0.08% from currency depreciation versus the U.S. dollar. Indonesia significantly underperformed as investors became cautious on the country due to its large current account deficit.

In the fourth quarter, the JPMorgan GBI EM Global Diversified Index returned -1.54%, comprising -0.61% from interest rates and -0.93% from currency depreciation versus the U.S. dollar. Poland was the outperformer during the quarter, whereas Turkey delivered negative returns.

JNL/Goldman Sachs Core Plus Bond Fund

Portfolio Composition†:

Government Securities	31.3%
U.S. Government Agency MBS	21.0
Financials	13.2
Non-U.S. Government Agency ABS	8.6
Energy	3.5
Telecommunication Services	3.4
Consumer Discretionary	2.4
Consumer Staples	1.2
Health Care	1.1
Utilities	0.8
Industrials	0.8
Information Technology	0.7
Materials	0.2
Short Term Investments	11.8

Total Investments	100.0%

†Total Investments at December 31, 2013

Portfolio Manager Commentary: For the year ended December 31, 2013, JNL/Goldman Sachs Core Plus Bond Fund outperformed its benchmark by posting a return of -1.05% for Class A shares compared to -2.02% for the Barclays Capital U.S. Aggregate Bond Index.

Within duration positioning, a short U.S. duration position was the largest contributor to returns as rates began a rising trend during the latter half of the year on expectations of a possible slowdown in quantitative easing by the U.S Federal Reserve (“Fed”). Within cross sector positioning, an overweight to corporate credit proved particularly beneficial, as a healthy growth picture and improving economic data in the U.S. supported the asset class. Exposure to non agency MBS also added to returns. Security selection, overall, also had a positive impact on outperformance with choices of asset backed securities and non agency adjustable rate mortgages within the collateralized debt sector driving returns. On the downside, exposure to Brazil detracted from performance within the emerging market debt space. There were no other material detractors from performance over the period. The portfolio ended 2013 with a short U.S. duration position, an underweight agency MBS position and overweight positions in corporate credit, non agency MBS and U.S. municipal securities.

The Fund held derivatives during the year. Derivatives allow for managing interest rate, credit and currency risks more effectively as part of hedging activity and in applying active investment views. Derivatives can offer greater versatility and efficiency, as well as allow for enhanced precision in risk management. Derivatives were used in several capacities over the year as part of the Fund’s overall investment strategy, including to manage duration/yield curve and cross sector positioning.

The global economy maintained its momentum through the second half of 2013 and we believe the implications for 2014 are positive. For the first time since the financial crisis, we see broad global participation in the recovery and relatively low risks of a relapse. The prospects for further improvement in the near term vary, however, and we believe they are strongest in the U.S. Despite the Fed’s unwind of quantitative easing, starting in January 2014, U.S. monetary policy remains highly stimulative and well behind the economic and market cycles. One of our highest conviction views is that U.S. rates will rise in 2014 as stronger economic growth leads the Fed to end its asset purchase program and raises the risk of an earlier move toward rate hikes than the market currently expects. We also believe Europe’s recovery has gained sufficient traction to sustain positive growth, although we anticipate a stronger pickup in the UK than in the Eurozone. Japan’s economy is still benefiting from policy stimulus, but we see challenges ahead and the outlook remains clouded by uncertainty over the longer term success of “Abenomics”, the economic policies advocated by Shinzô Abe, the current Prime Minister of Japan.

JNL Goldman Sachs Funds (continued) Goldman Sachs Asset Management, L.P. (Unaudited)

JNL/Goldman Sachs Emerging Markets Debt Fund

Portfolio Composition†:

Government Securities	55.3%
Financials	13.4
Energy	5.5
Telecommunication Services	3.0
Utilities	2.8
Industrials	2.1
Consumer Discretionary	1.6
Materials	1.6
Consumer Staples	1.6
Purchased Options	0.5
Non-U.S. Government Agency ABS	0.3
Information Technology	0.1
Health Care	0.1
Short Term Investments	12.1

Total Investments	100.0%

†Total Investments at December 31, 2013

Portfolio Manager Commentary: For the year ended December 31, 2013, JNL/Goldman Sachs Emerging Markets Debt Fund underperformed its blended benchmark by posting a return of -7.77% for Class A shares compared to the blended return of -6.90% for the 75% JPMorgan GBI EM Global Diversified Index and

25% JPMorgan CEMBI Broad Diversified Index. The Fund outperformed the JPMorgan GBI EM Global Diversified Index, which returned -8.98%, and underperformed the JPMorgan CEMBI Broad Diversified Index, which returned -0.60%.

Contributors to performance during the year included the Fund’s currency exposure to the Brazilian Real and country and security selection of Indonesia, Colombia and Turkey local rates. Detractors from performance included country and security selection of Brazil local rates and currency exposure to the Malaysia Ringgit and Indian Rupee. Romania was added as the 16th country in the JPM GBI EM Global Diversified Index in February 2013.

We believe that emerging market currency undervaluation makes currency exposure via unhedged local debt look compelling over the long run. Our favored positions in local currencies are the Mexican Peso and the Dominican Peso. We see value in Latin American rate markets and have overweights in Brazil, Mexico and Colombia. Finally we hold an underweight in Asian rates, primarily due to valuations.

The Fund held derivatives during the year. We do not employ derivatives to gain leverage, but to gain access to otherwise inaccessible markets or to be as tax efficient as possible. The use of derivatives allow us to manage interest rate, credit and currency risks more effectively by allowing us to both hedge and apply active investment views with greater versatility. They also afford greater risk management precision. Derivatives allow us to efficiently access desired markets, hedge unwanted risks and generally manage the spectrum of portfolio risks. Currency forwards are employed to gain currency exposure or hedge non base currency exposures back to base currency. Interest rate swaps and total return swaps may be employed to hedge risk and/or gaining exposure to illiquid or high transaction cost local markets. Credit linked notes are used to gain local market exposure to otherwise inaccessible cash markets. Derivatives are used by the Fund as they are the most liquid and cost effective means of managing portfolio risk or gaining local market exposure as part of our security selection process.

JNL/Goldman Sachs Mid Cap Value Fund

Portfolio Composition†:

Financials	28.7%
Industrials	12.2
Consumer Discretionary	11.5
Information Technology	10.9
Health Care	10.3
Energy	7.7
Utilities	6.5
Materials	5.1
Consumer Staples	3.4
Investment Companies	0.4
Short Term Investments	3.3

Total Investments	100.0%

†Total Investments at December 31, 2013

Portfolio Manager Commentary: For the year ended December 31, 2013, JNL/Goldman Sachs Mid Cap Value Fund underperformed its benchmark by posting a return of 32.73% for Class A shares compared to 33.46% for the Russell Midcap® Value Index.

For 2013, financials and energy were the two top contributing sectors for the Fund’s performance, whereas information technology and industrials were the two largest detractors. ING US Inc. and Pioneer Natural Resources Co. were the two top contributors to performance. Digital Realty Trust Inc. and Altera Corp. were the two largest detractors. During the period the Fund initiated positions in Agilent Technologies Inc. and Lincoln National Corp. and eliminated positions in Dover Corp. and Ventas Inc.

Despite strong 2013 performance, we believe U.S. equities have further upside potential as the U.S. economy accelerates and as real earnings growth drives performance. We believe U.S. corporate fundamentals remain solid and should provide companies with multiple options to increase shareholder value. While we acknowledge that potential headwinds remain, we also believe there are ample tailwinds including the strengthening U.S. housing and employment markets, which should continue to provide a favorable backdrop for equities. Looking forward, we believe that as the economy improves, companies will reinvest for future growth rather than keeping excess cash on balance sheets. From a valuation perspective, U.S. equities remain reasonably valued relative to history and inexpensive relative to fixed income. Lastly, we believe improved investor sentiment and increased flows into U.S. equities could be additional catalysts for the market in the months ahead.

Regardless of the market direction, our fundamental, bottom-up stock selection continues to drive our process, rather than headlines or sentiment. We maintain high conviction in the companies that the Fund owns and believe they have the potential to outperform relative to the broader market regardless of the growth environment. We continue to focus on undervalued companies in control of their own destiny, such as innovators with differentiated products, companies with low cost structures, or ones that have been investing in their own businesses and are poised to gain market share. We maintain our discipline in identifying companies with strong or improving balance sheets, led by quality management teams, trading at discounted valuations, and remain focused on the long term outperformance of the Fund.

JNL Goldman Sachs Funds (continued) Goldman Sachs Asset Management, L.P. (Unaudited)

JNL/Goldman Sachs U.S. Equity Flex Fund

Long Investments Portfolio Composition†:

Information Technology	22.9%
Financials	16.0
Consumer Discretionary	13.2
Health Care	11.9
Industrials	9.8
Energy	9.3
Consumer Staples	8.6
Materials	4.2
Utilities	1.6
Short Term Investments	2.5

Total Long Investments	100.0%

†Total Long Investments represent 120.5% of net assets at December 31, 2013.

Short Investments Portfolio Composition*:

Information Technology	23.7%
Materials	18.7
Financials	12.8
Industrials	12.7
Consumer Discretionary	12.0
Energy	10.1
Telecommunication Services	4.7
Consumer Staples	3.1
Utilities	2.2

Total Short Investments	100.0%

*Total Short Investments represent (49.1%) of net assets at December 31, 2013.

Portfolio Manager Commentary: For the year ended December 31, 2013, JNL/Goldman Sachs U.S. Equity Flex Fund outperformed its benchmark by posting a return of 34.20% for Class A shares compared to 32.39% for the S&P 500 Index.

For 2013, consumer staples and financials were the Fund’s two top contributing sectors to performance, whereas information technology and health care were the two largest detractors. Boeing Co. and Vertex Pharmaceuticals Inc. were the two top contributors to performance. ARIAD Pharmaceuticals Inc. and EMC Corp. were the two largest detractors. During the year the Fund initiated positions in Estee Lauder Cos. Inc. and Liberty Global Inc. and eliminated positions in Lowe’s Cos. Inc. and DIRECTV.

Despite strong 2013 performance, we believe U.S. equities have further upside potential, as the U.S. economy accelerates and as real earnings growth drives performance. We believe U.S. corporate fundamentals remain solid and should provide companies with multiple options to increase shareholder value. While we acknowledge that potential headwinds remain, we also believe there are ample tailwinds including the strengthening U.S. housing and employment markets, which should continue to provide a favorable backdrop for equities. Looking forward, we believe that as the economy improves, companies will reinvest for future growth rather than keeping excess cash on balance sheets. From a valuation perspective, U.S. equities remain reasonably valued relative to history and inexpensive relative to fixed income. Lastly, we believe improved investor sentiment and increased flows into U.S. equities could be additional catalysts for the market in the months ahead.

Regardless of the market direction, our fundamental, bottom-up stock selection continues to drive our process, rather than headlines or sentiment. We maintain high conviction in the companies that the Fund owns and believe they have the potential to outperform relative to the broader market regardless of the growth environment. We continue to focus on undervalued companies in control of their own destiny, such as innovators with differentiated products, companies with low cost structures, or ones that have been investing in their own businesses and are poised to gain market share. We maintain our discipline in identifying companies with strong or improving balance sheets, led by quality management teams, trading at discounted valuations, and remain focused on the long term outperformance of the Fund.

JNL/Goldman Sachs Core Plus Bond Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	-1.05%
5 Year	6.84%
10 Year	4.96%

Average Annual Total Returns for Class B Shares
1 Year	-0.93%
5 Year	7.04%
Since Inception	5.07%
(Inception date March 5, 2004)

Goldman Sachs Asset Management, L.P. assumed portfolio management responsibility on April 30, 2007.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL Goldman Sachs Funds (continued) Goldman Sachs Asset Management, L.P. (Unaudited)

JNL/Goldman Sachs Emerging Markets Debt Fund (Class A)

Average Annual Total Returns* for Class A Shares
1 Year	-7.77%
5 Year	8.54%
Since Inception	7.45%
(Inception date October 6, 2008)

Average Annual Total Returns* for Class B Shares
1 Year	-7.66%
5 Year	8.76%
Since Inception	7.65%
(Inception date October 6, 2008)

JNL/Goldman Sachs Mid Cap Value Fund (Class A)

Average Annual Total Returns* for Class A Shares
1 Year	32.73%
5 Year	19.29%
Since Inception	8.89%
(Inception date May 2, 2005)

Average Annual Total Returns* for Class B Shares
1 Year	32.90%
5 Year	19.58%
Since Inception	9.12%
(Inception date May 2, 2005)

JNL/Goldman Sachs U.S. Equity Flex Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	34.20%
5 Year	14.25%
Since Inception	4.03%
(Inception date January 16, 2007)

Average Annual Total Returns for Class B Shares
1 Year	34.36%
5 Year	14.46%
Since Inception	4.24%
(Inception date January 16, 2007)

Goldman Sachs Asset Management, L.P. assumed portfolio management responsibility on October 11, 2010.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

*The Fund’s investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which they would have been lower.

JNL Invesco Funds Invesco Advisers, Inc. (Unaudited)

Market Summary: While U.S. and global equity markets enjoyed generally strong returns for the year ended December 31, 2013, the U.S. and global economies improved only slowly. As the year began, consumer confidence trended higher based on the recovery of the U.S. housing market, despite uncertainty surrounding the outcome of tax and spending negotiations between the White House and Congress – and implementation of sequestration spending cuts – which consequently left many businesses hesitant to spend.

U.S. equity markets rose for the first half of the year, but from late May through June, capital markets declined following U.S. Federal Reserve (“Fed”) Chairman Ben Bernanke’s comments suggesting that the time had come for the Fed to begin to reduce the size of its bond buying program, also known as quantitative easing (“QE”). This sell off was brief but broad, and few asset classes were immune. Markets stabilized in mid summer, despite some volatility in August surrounding a potential U.S. military reaction to instability in Syria. The fourth quarter began amid uncertainty created by a two week federal government shutdown, yet equities shrugged off this news and rallied steadily throughout the last three months of the year. In December, as expected, the Fed officially announced that it would begin reducing the scope of QE in early 2014. Despite the Fed’s actions, equities continued to rise, as the announcement was widely anticipated and largely priced into stock valuations.

For the year, major U.S. equity market indexes delivered strong double digit gains, and all 10 sectors of the S&P 500 Index had positive returns. All sectors within the Russell Midcap Value Index posted positive results for the year.

Improving macroeconomic data and reduced political uncertainty buoyed European equity markets during the year. UK equities ended the year strongly, spurred by improving housing and employment data. Continental European equity markets posted strong gains for the year as well; indeed, the Eurozone officially exited recession in late summer.

Japanese equities rose sharply, based on investors’ hopes that the new government led by Prime Minister Shinzo Abe, along with new leadership at the Bank of Japan, would finally arrest deflation. However, the market consolidated in May amid a tug of war between optimism about Abe’s leadership and the potential of “Abenomics” and concern about political developments in China and economic prospects in the U.S. and emerging markets.

Emerging economies had a difficult year, with slowing world trade and abrupt corrections to their equity, bond and currency markets after the Fed indicated mid year it might reduce its extraordinary bond buying program in 2013. The economies most seriously affected — including Brazil, India, Indonesia, Turkey and South Africa — had allowed money and credit growth to expand significantly in the preceding three years.

Many aspects of 2013 were positive from an economic and fundamental real estate perspective. The global economy had another year of recovery, having maintained its overall modest growth path across most regions of the world. The much anticipated beginning of a withdrawal of stimulus by the Fed reflected the sustained positive data from the U.S. economy. In Europe, further stimulus was added, with interest rates lowered by the European Central Bank in response to persistent weak inflation data. Japanese confidence continued to grow as further stimulus was added to the economy, however, the remainder of Asia evidenced more modest data as it struggled to balance the impact of an improving U.S. economy with local policy priorities. Additionally, emerging market currencies struggled beginning in May as tapering came to be expected in the U.S.

Most developed world bond yields rose, while general equity markets posted gains over the year. Global real estate equities produced gains, however, lagged broad market equities for the year ended December 31, 2013. As interest rates rose on the 10-year U.S. Treasury beginning in May, REITs and global real estate equities came under pressure despite an improved fundamental backdrop. Listed real estate performance was mixed, led by Europe and Japan and lagged by a number of more income oriented U.S. REIT sectors, as well as Hong Kong and Singapore companies which tend to be sensitive to U.S. interest rate prospects. Although real estate equities responded negatively to increasing interest rates, improvements were seen in rents and occupancy rates, leading to high demand for high quality real estate investments. Additionally, the market evidenced a modestly increased appetite for development risk and lower quality real estate investments.

JNL/Invesco Global Real Estate Fund

Portfolio Composition†:

Real Estate Operating Companies	19.7%
Retail – REITS	19.2
Diversified – REITS	14.8
Specialized – REITS	13.3
Office – REITS	10.9
Residential – REITS	8.3
Real Estate Services	5.5
Industrial – REITS	3.4
Short Term Investments	4.9

Total Investments	100.0%

†Total Investments at December 31, 2013

Portfolio Manager Commentary: For the year ended December 31, 2013, JNL/Invesco Global Real Estate Fund underperformed its benchmark by posting a return of 2.76% for Class A shares compared to 4.39% for the FTSE EPRA/NAREIT Developed Real Estate Index.

Detractors from performance included security selection in the UK, Hong Kong and Australia. Additionally, an underweight exposure to the strong performance of the UK also hurt relative performance. Relative contributors included security selection in Japan, Germany and Canada. Additionally, the Fund benefited from overweight exposure to strong performance in Japan, as well underweight exposure to negative performance in Canada and Switzerland.

Benchmark relative contributors during the year included overweight positions in large cap Japanese real estate developer stocks, including Mitsui Fudosan Co. Ltd. (“Mitsui Fudosan”) and Sumitomo Realty & Development Co. Ltd. (“Sumitomo Realty & Development”). Mitsui Fudosan owns and manages office space throughout prime areas of central Tokyo, is a top tier residential developer with a well located land bank and has a growing retail mall portfolio. Sumitomo Realty & Development is primarily focused on office buildings and housing and operates in four business segments, including property leasing and management, development and sales, construction and remodeling, and real estate brokerage.

Top benchmark relative detractors for the year were U.S. REITs: AvalonBay Communities Inc. (“AvalonBay”) and Health Care REIT. Early in the year, apartment REIT AvalonBay, in conjunction with Equity Residential, purchased Archstone Apartments. We added to the Fund’s position in

AvalonBay following its share price weakness as a result of favorable relative value and above average earnings growth expectations. Health Care REIT, which focuses on senior housing and medical office buildings, has an above average dividend yield and above average growth prospects relative to health care peers based on a combination of accretive acquisitions and results from its senior housing platform.

Real estate securities valuations appeared fair by longer term standards, given a relatively attractive yield and solid, fundamentally driven earnings growth prospects. With generally healthy balance sheets and access to multiple sources of investment capital, most listed real estate are now focused on generating growth, which can now also include the opportunity to undertake modest new development. We maintained our bias toward companies with higher quality assets, supply constrained markets, generally lower leveraged balance sheets and, as we expect risk free rates may continue to rise modestly, companies with above average earnings growth prospects.

JNL Invesco Funds (continued) Invesco Advisers, Inc. (Unaudited)

JNL/Invesco International Growth Fund

Portfolio Composition†:

Consumer Discretionary	22.9%
Financials	15.1
Information Technology	13.1
Industrials	10.0
Consumer Staples	9.2
Health Care	8.6
Energy	7.8
Materials	3.1
Telecommunication Services	1.8
Utilities	0.9
Short Term Investments	7.5

Total Investments	100.0%

†Total Investments at December 31, 2013

Portfolio Manager Commentary: For the year ended December 31, 2013, JNL/Invesco International Growth Fund outperformed its benchmark by posting a return of 18.98% for Class A shares compared to 15.49% for the MSCI All Country World ex USA Growth Index.

In this environment, we continued to construct the Fund with a bottom-up approach, selecting stocks on an individual basis. The Fund posted positive returns in nine of the ten invested sectors and outperformed its benchmark during the year.

In information technology, strong stock selection led the Fund to meaningfully outperform the Fund’s benchmark. Fund holdings in the internet software and services industry lead performance in the sector. The Fund also outperformed the index in the consumer discretionary sector due to an overweight allocation and stock selection in the strong performing sector. The Fund’s holdings in the media, multiline retail and hotels, restaurants and leisure industries were particularly strong. Underweight exposure in materials, the index’s poorest performing sector, contributed as well.

In broad geographic terms, Fund holdings in the European region were the primary driver of relative results due to strong stock selection. Overweight exposure and stock selection in the UK was the leading country level contributor. Stock selection in Sweden and Hong Kong contributed as well.

In contrast, the Fund’s high single digit cash position throughout the year detracted from performance as markets rebounded during the year. Stock selection and underweight exposure in telecommunication services and health care also detracted from performance. Not owning several strong performing names in these sectors hurt relative results.

The Fund’s continued underweight exposure and stock selection in Japan was the largest country level detractor from performance. Weak stock selection in Brazil and the Netherlands hurt as well.

As mentioned above, stock selection in the Fund is driven by the underlying fundamentals of each individual company, not by any top-down macroeconomic views. This focus on bottom-up stock selection is the key driver of the Fund’s overall profile. The Fund ended the year with overweight exposure to consumer discretionary, information technology and energy. The Fund had underweight exposure to consumer staples, materials, industrials, financials, health care, telecommunication services and utilities.

With market volatility likely to continue for some time, our focus remains on ensuring that the Fund is comprised of high quality, reasonably valued companies capable of sustained earnings growth. We believe that this balanced earning, quality and valuation (“EQV”) focused approach may help deliver attractive returns over the long term.

JNL/Invesco Large Cap Growth Fund

Portfolio Composition†:

Information Technology	29.3%
Consumer Discretionary	23.1
Health Care	13.7
Industrials	10.8
Financials	5.9
Telecommunication Services	4.3
Energy	4.2
Consumer Staples	4.0
Materials	0.8
Short Term Investments	3.9

Total Investments	100.0%

†Total Investments at December 31, 2013

Portfolio Manager Commentary: For the year ended December 31, 2013, JNL/Invesco Large Cap Growth Fund outperformed its benchmark by posting a return of 39.58% for Class A shares compared to 33.48% for the Russell 1000 Growth Index. The Fund had double digit positive returns and solidly outperformed its benchmark due primarily to positive stock selection.

The Fund outperformed by the widest margins in telecommunication services, consumer discretionary, information technology, health care and consumer staples. Some of this outperformance was offset by the relative lag of our modest cash position during a period of strong market performance and underperformance within industrials.

Telecommunication services was the strongest performing sector for the Fund during the year. Wireless communications company SprintNextel Corp. was a strong contributor to performance as they entertained several offers of strategic partnership which resulted in a higher stock price before the company finally agreed to a merger.

Strong stock selection also drove the Fund’s outperformance in consumer discretionary. One of the leading contributors was DISH Network Corp., a leading provider of satellite cable television. The stock benefited from significant discussions about strategic corporate partnerships and the increasing market recognition of the value in their broadband spectrum assets. Another contributor to Fund performance was Priceline.com Inc., an online travel company. The company benefited from a merger with online services provider Kayak Software Corp.

Information technology also contributed to performance, driven by strong stock selection. The largest individual stock contributor was social networking company Facebook Inc. The company’s stock appreciated due to an increase in advertising revenue related to progress made in smartphones and tablet penetration. Additional technology contributors included internet search giant Google Inc., and credit card company Visa Inc.

Some of this outperformance was offset by an underweight exposure to industrials. While the Fund’s industrials stocks posted solid positive returns, the Fund underperformed its benchmark because it did not hold several of the strongest performing index names during the year, including 3M Co. and United Parcel Service Inc. Additionally, the Fund’s position in United Continental Holdings Inc. underperformed and was sold.

JNL Invesco Funds (continued) Invesco Advisers, Inc. (Unaudited)

JNL/Invesco Mid Cap Value Fund (formerly JNL/Lazard Mid Cap Equity Fund)

Portfolio Composition†:

Financials	22.0%
Industrials	15.5
Consumer Discretionary	12.7
Health Care	8.6
Energy	6.5
Information Technology	6.5
Materials	6.2
Utilities	5.2
Consumer Staples	4.0
Telecommunication Services	2.4
Short Term Investments	10.4

Total Investments	100.0%

†Total Investments at December 31, 2013

Portfolio Manager Commentary: For the year ended December 31, 2013, JNL/Invesco Mid Cap Value Fund underperformed its benchmark by posting a return of 30.90% for Class A shares compared to 33.46% for the Russell Midcap Value Index.

For the period January 1, 2013 through September 15, 2013 the Fund was sub-advised by Lazard Asset Management, LLC. During this period, the Fund posted a return of 20.39% compared to 23.55% for the Russell Midcap Index.

During this period, stock selection in financials contributed to performance. Shares of banking services provider Regions Financial Corp. (“Regions”) rose after the company reported strong earnings, helped by an expansion in net interest margin, loan balance stabilization and better than expected expense control. Going forward, we believe Regions will benefit from lower funding costs, capital deployment and a turnaround in loan growth. Stock selection and an overweight position in health care also helped returns. Shares of pharmaceutical maker Vertex Pharmaceuticals Inc. (“Vertex”) rose after the company announced encouraging data for a cystic fibrosis treatment that could address approximately 50% of the patient population. We view the results positively, and believe they help to further reinforce Vertex’s favorable positioning within the cystic fibrosis treatment space. Also in health care, shares of medical device maker CareFusion Corp. (“CareFusion”) rose as investors were encouraged by the prospect that the company might seek further capital deployment in the form of accretive acquisitions. CareFusion also reported strong quarterly earnings.

In contrast, stock selection in consumer discretionary detracted from performance. Shares of clothing retailer American Eagle Outfitters Inc. fell after the company reported quarterly earnings. While results were largely as expected, same store sales declined, which the company attributed to bad weather and macroeconomic headwinds. The Fund sold the position in August. Stock selection in industrials also hurt returns. Shares of mining equipment maker Joy Global Inc. fell along with peers as slowing economic conditions and depressed commodities prices caused investor concerns. Also in industrials, shares of freight transporter Landstar System Inc. fell after management reduced its guidance, citing a difficult demand environment, specifically in its flatbed business. The Fund sold the position in June.

Effective September 16, 2013, Invesco Advisers, Inc. assumed management responsibility for the Fund. At that time the Fund’s benchmark was changed to the Russell Midcap Value Index. For the period September 16, 2013 through December 31, 2013, the Fund posted a return of 8.73% compared to 9.20% for the Russell Midcap Value Index.

During the period, stock selection and a material underweight in financials added to relative performance. Financials underweight stems from the Fund’s minimal real estate exposure, which helped performance as REITs declined during the period. Stock selection in banks also assisted performance. An overweight and stock selection in consumer discretionary also was a large driver of performance, with holdings like Advance Auto Parts Inc. and Newell Rubbermaid Inc. being the largest contributors. A material underweight in utilities also helped relative performance. Utilities was the worst performing sector within the index, barely posting a positive return. Stock selection in materials also boosted performance. Strong stock selection and an overweight in industrials aided performance for the period. Capital goods companies Foster Wheeler AG and Ingersoll-Rand PLC and airplane manufacturer Textron Inc. (“Textron”) were top performers within the sector, posting solid double digit returns. Textron, maker of Cessna aircraft and Bell Helicopters, rallied in December, after announcing it was nearing a deal to purchase plane maker Beechcraft Corp.

Stock selection in health care detracted from relative performance. HealthSouth Corp. performed poorly for the period, as investors took profits after benefiting from a huge profit jump in the prior period. Weak stock selection and an underweight in information technology also dampened relative return. Flextronics International Ltd. sold off after reporting that net income fell 21%, even though revenues rose slightly. Stock selection within energy also hampered relative performance. Newfield Exploration Co. (“Newfield Exploration”) and Noble Corp. PLC both posted negative returns for the period. Newfield Exploration announced a loss from continuing operations. Weak stock selection in telecommunications stocks had a negative effect on performance. TW Telecom Inc. posted a low single digit return, underperforming the sector and benchmark. Weak stock selection in consumer staples detracted from relative performance. Avon Products Inc., which is not in the benchmark, sold off sharply after missing earnings estimates and warning that a potential bribery probe settlement could materially affect its business.

JNL/Invesco Small Cap Growth Fund

Portfolio Composition†:

Information Technology	22.9%
Health Care	16.6
Industrials	15.8
Consumer Discretionary	14.5
Financials	8.8
Energy	5.4
Materials	3.5
Consumer Staples	1.4
Telecommunication Services	1.1
Utilities	0.7
Short Term Investments	9.3

Total Investments	100.0%

†Total Investments at December 31, 2013

Portfolio Manager Commentary: For the year ended December 31, 2013, JNL/Invesco Small Cap Growth Fund underperformed its benchmark by posting a return of 39.69% for Class A shares compared to 43.30% for the Russell 2000 Growth Index. The Fund had very solid positive returns, generally keeping up with the strong pace of its benchmark with only modest underperformance.

The Fund outperformed significantly in financials, however this was offset by the relative lag of the Fund’s small cash position during a period of strong market performance and the negative effect of stock selection in information technology.

The Fund outperformed by the widest margin in financials due primarily to stock selection. Asset management firm Affiliated Managers Group was a solid contributor during the year as their revenue prospects rose along with equity markets. Investment in regional banks, especially those with niche clientele that are demonstrating loan growth while simultaneously cutting operating expenses, was beneficial to performance. SVB Financial Group, East West Bancorp Inc. and Prosperity Bancshares Inc. were three banks which contributed to relative performance.

The Fund also outperformed in energy due to stock selection. A top contributor in this sector was Energen Corp. which is an exploration and production company focusing on land based drilling, especially in the Permian Basin, where they are growing by further developing their areas of proven resource production. Oasis Petroleum Inc. was another solid performer for the Fund.

Information technology (“IT”) was an area of underperformance during the year. SolarWinds Inc. is a provider of powerful and affordable IT management software with an innovative web based delivery model. However, the enterprise

JNL Invesco Funds (continued) Invesco Advisers, Inc. (Unaudited)

JNL/Invesco Small Cap Growth Fund (continued)

macro environment for software spending was weak in 2013. Additionally the company had temporary missteps in their marketing spending and also execution issues with their European sales team, which resulted in the replacement of European sales leadership. NetGear Inc. designs networking products for small business and the home, and was another detractor which was sold during the year.

The Fund also underperformed in materials. This was the poorest performing sector of the index, and the Fund’s underweight allocation was beneficial to performance. However several of the Fund’s materials stocks had poor performance which offset this, including Allied Nevada Gold Corp. and Intrepid Potash Inc., which were both sold during the year.

JNL/Invesco Global Real Estate Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	2.76%
5 Year	13.92%
Since Inception	6.12%
(Inception date May 2, 2005)

Average Annual Total Returns for Class B Shares
1 Year	2.97%
5 Year	14.16%
Since Inception	6.33%
(Inception date May 2, 2005)

JNL/Invesco International Growth Fund (Class A)

Effective April 29, 2013, the Fund replaced the MSCI EAFE Growth Index with the MSCI All Country World ex USA Growth Index.

Average Annual Total Returns for Class A Shares
1 Year	18.98%
5 Year	14.56%
10 Year	7.28%

Average Annual Total Returns for Class B Shares
1 Year	19.13%
5 Year	15.22%
Since Inception	7.28%
(Inception date March 5, 2004)

Invesco Advisers, Inc. assumed portfolio management responsibility on December 3, 2007.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL Invesco Funds (continued) Invesco Advisers, Inc. (Unaudited)

JNL/Invesco Large Cap Growth Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	39.58%
5 Year	16.41%
10 Year	6.98%

Average Annual Total Returns for Class B Shares
1 Year	39.86%
5 Year	16.67%
Since Inception	6.94%
(Inception date March 5, 2004)

JNL/Invesco Mid Cap Value Fund (Class A)

Effective September 16, 2013 the Fund replaced the Russell Midcap Index with the Russell Midcap Value Index.

Average Annual Total Returns for Class A Shares
1 Year	30.90%
5 Year	17.99%
10 Year	7.77%

Average Annual Total Returns for Class B Shares
1 Year	31.14%
5 Year	18.09%
Since Inception	7.16%
(Inception date March 5, 2004)

Invesco Advisers, Inc. assumed portfolio management responsibility on September 16, 2013.

JNL/Invesco Small Cap Growth Fund (Class A)

Average Annual Total Returns* for Class A Shares
1 Year	39.69%
5 Year	22.50%
10 Year	9.40%

Average Annual Total Returns* for Class B Shares
1 Year	39.88%
5 Year	22.73%
Since Inception	9.29%
(Inception date March 5, 2004)

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance charges.

*The Fund’s investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which they would have been lower.

JNL Ivy Fund Ivy Investment Management Company (Unaudited)

Market Summary: Equity markets were volatile at midyear before moving steadily higher in the second half. Broad market indices reached record highs by year end. Economic growth remained slow across the globe. Growth in the U.S. economy was largely based on consumer spending and energy, industrials and, to a lesser degree, housing, driven by accommodative monetary policy. There also was some improvement in the employment rate. Markets reacted negatively at midyear when U.S. Federal Reserve (“Fed”) Chairman Ben Bernanke announced plans to begin tapering the bond buying program, based on anticipated steady improvement in the U.S. economy. Equities initially fell sharply and bond yields rose, but both markets quickly stabilized after the Fed indicated the end of the program was not imminent. The Fed did announce later that it would reduce its purchases from $85 billion to $75 billion per month, taking a very small step toward reducing economic stimulus while keeping its aggressive monetary policy. The Fed added it will not raise interest rates until after unemployment falls well below 6.5%, but emphasized that level is not a trigger for rate hikes. A budget agreement at the end of the year between U.S. House and Senate negotiators helped reduce market uncertainty. Europe’s sovereign debt crisis returned as an issue at midyear. Fears also resurfaced about an economic slowdown in China. Despite the concerns, recession in the Eurozone, which reported declining gross domestic product (“GDP”) for six consecutive quarters, ended in the second quarter of the year. In addition, China’s GDP ultimately grew an estimated 7.6% for the year. China late in the year announced an ambitious economic plan with reforms in 16 major areas. GDP growth in Japan was better than expected, rising roughly 1.7% with support from a government plan to end deflation and boost economic growth.

JNL/Ivy Asset Strategy Fund

Portfolio Composition†:

Consumer Discretionary	34.3%
Financials	16.7
Information Technology	12.9
Precious Metals	7.2
Energy	4.2
Industrials	3.3
Health Care	2.5
Consumer Staples	1.4
Materials	1.0
Telecommunication Services	0.5
Purchased Options	0.1
Short Term Investments	15.9

Total Investments	100.0%

†Total Investments at December 31, 2013

Portfolio Manager Commentary: For the year ended December 31, 2013, JNL/Ivy Asset Strategy Fund underperformed its benchmark by posting a return of 23.65% for Class A shares compared to 32.39% for the S&P 500 Index.

The Fund reported strong performance for the year, although it trailed the return of its all equities benchmark. Entering the year, the Fund maintained a dominant allocation to equities, based on our belief that equities were more attractive compared to other asset classes from a valuation standpoint, particularly historically expensive investment grade fixed income and sovereign debt issues. Changing equity market fundamentals caused us to begin adjusting the Fund’s asset allocation from the beginning of the year while maintaining the focus on equities. We began to revise from the previous highly concentrated portfolio to a broader equities mix, and the cash position increased with that move. The cash position allows us to pursue opportunities we find attractive at the company, sector or country level, and reflects our concerns about the steady increase over time in equities valuations. For the year, the cash position negatively affected performance somewhat relative to the benchmark. We think the adjustment in equities holdings reduced stock specific risk and put a focus on the systemic risk of equity markets. We also think this change reflects the Fund’s flexibility as well as our attention to risk management.

Our investment process led to a substantial overweight during the year in consumer discretionary stocks, compared with the benchmark. We look at the holdings in the sector as allocations to three sub sectors: the gaming industry, especially in Asia, media and autos. The overweight plus positive security selection in the sec-

tor was the major contributor to returns. The Fund also continued to focus on businesses benefiting from consumption by the expanding middle class populations across emerging markets, especially in the Asia Pacific region. Several such companies were key contributors to performance during the year, including those in the gaming industry. In terms of relative performance, information technology overall was a detractor for the year, mainly from security selection.

The Fund maintained a position in gold throughout the year, with a little of that position hedged during the year, and ended the year with the position fully hedged. The price of gold fell about 30% during the year and our hedging was not able to fully manage the decline. The gold position was a detractor from overall performance for the year. We continue to invest in gold as a hedge against aggressive monetary policy, which we think is likely to continue around the world in the coming year, given the slow growth of the global economy.

For most of the year, we used derivatives to increase the equity exposure of the Fund. Equity derivatives usage was a contributor to performance for the year as a whole and remained a portion of the overall Fund at the end of the year.

JNL/Ivy Asset Strategy Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	23.65%
Since Inception	10.56%
(Inception date September 28, 2009)

Average Annual Total Returns for Class B Shares
1 Year	23.82%
Since Inception	10.74%
(Inception date September 28, 2009)

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL JPMorgan Funds J.P. Morgan Investment Management, Inc. (Unaudited)

Market Summary: The S&P 500 Index finished 2013 with an increase of 32.39%, posting its best performance since 1997. In 2013, investors were bracing themselves for the “worst case scenario” with every potential crisis. Headlines were dominated by uncertainty over the economic impact of the U.S. fiscal cliff, a fragile Italian government, a potential U.S. military attack on Syria and a 16 day U.S. government shutdown. These and other potential headwinds were favorably resolved. Given the reduced uncertainty, U.S. equity markets rallied throughout the year with only June and August posting negative returns.

During 2013’s first few months, investors were skeptical about the prospects for global growth. U.S. economic data pointed towards moderation as the March employment report and several of the regional manufacturing surveys for April were below expectations. Chatter about when the U.S. Federal Reserve (“Fed”) would taper the pace of its bond buying program intensified in May. Fed Chairman Ben Bernanke, in his address to the Joint Economic Committee of Congress stated that asset purchases could be reduced over the next few meetings if data indicated it would be prudent to do so. The S&P 500 Index saw its largest correction of the year, from May 21 to June 24, as the index declined -5.58%. The fixed income markets were even more volatile as the yield on the U.S. 10 year Treasury rose from 1.94% to 2.57%. While markets got off to a volatile start for the year’s final quarter, they rallied into year end. Congress reached an agreement in October to fund the U.S. government through January 15, 2014, and extend the debt ceiling to February 7, 2014. In December, the Fed announced that it would reduce the pace of asset purchases from $85 billion per month to $75 billion per month, starting in January. Data releases were also supportive of markets giving strong signals that the U.S. and global economy was accelerating going into 2014.

Despite all the market anxiety about tapering, investors reacted favorably to the move, interpreting it as confirmation that the U.S. economy had grown strong enough to justify such a move – a view seemingly justified by the unemployment rate falling to 7.0% in November and third quarter gross domestic product (“GDP”) growth being revised upwards to a seasonally adjusted annualized rate of 4.1%.

Small cap stocks, measured by the Russell 2000 Index, gained 38.82%, outperforming the S&P 500 Index. Growth outperformed value across the large, mid and small cap categories. Small cap growth as measured by the

Russell 2000 Growth Index was the top performing equity style in 2013, returning 43.30%.

In 2013, U.S. developments reemerged as the main driver of global financial markets after years of being subjugated by European crisis concerns. In the first quarter, risk assets benefited from accommodative support from central banks and remained resilient even with a potential fiscal crisis in the U.S. and volatility in Europe. In the second quarter, risk markets continued to be driven by the actions of central banks, as the Fed disappointed investors with hints of a scale back in asset purchases, which led to an aggressive sell off in Treasuries and risk markets. Markets continued to be volatile in the third quarter, as investors reacted positively to dovish comments by the Fed, though sentiment shifted quickly due to the U.S. government shutdown and debt ceiling debate. By the end of the year, improving economic data led risk assets to improve despite the Fed announcing in December that it would start to taper its asset purchase program by $10 billion per month, consisting of $5 billion less in Treasury securities and $5 billion less in agency mortgage-backed securities starting in 2014. The spread between the two- and 10-year Treasuries finished the year at 2.65%, up 114 basis points from the end of 2012.

World equity markets closed the year on a strong note, fuelled by signs that the global economy continued to improve, but at a sufficiently modest pace that allows most major central banks to maintain accommodative policies. With conditions in the periphery having stabilized and Germany continuing to motor along, the Eurozone emerged from recession. However, the recovery’s fragile nature, combined with a lack of inflationary pressures, prompted a surprise rate cut by the European Central Bank. The Bank of England kept interest rates and its asset purchase target unchanged despite the fact that the UK had three straight quarters of GDP growth. Japan appears to be responding, at least partially, to policymakers’ attempts to reflate the economy. Economic growth has slowed in recent months, but remains positive. The Bank of Japan’s asset purchase program continued to pressure the Yen, helping boost the profitability of export oriented corporations even as year over year consumer price index readings rose to their highest levels since 2008. Growth in China stabilized and the ruling committee recently announced plans to allow free markets a greater role in the country’s economic development.

JNL/JPMorgan International Value Fund

Portfolio Composition†:

Financials	31.6%
Consumer Discretionary	12.4
Energy	9.4
Industrials	9.1
Materials	7.9
Telecommunication Services	7.3
Health Care	6.2
Information Technology	5.0
Consumer Staples	4.3
Utilities	3.2
Rights	0.0
Short Term Investments	3.6

Total Investments	100.0%

†Total Investments at December 31, 2013

Portfolio Manager Commentary: For the year ended December 31, 2013, JNL/JPMorgan International Value Fund underperformed its benchmark by posting a return of 21.47% for Class A shares compared to 22.95% for the MSCI EAFE Value Index.

Stock selection in basic industries, property and industrial cyclicals added to excess returns,

but was partially offset by stock selection in energy, technology hardware and, to a lesser extent, autos. Regionally, the combination of stock selection and an underweight in the Pacific Rim and stock selection in Europe (both the continent and UK) were the largest contributors. Exposure to emerging markets detracted.

Bayer AG, the German drug and chemical company, was a strong performer. The company’s Healthcare unit is fuelling the company’s earnings growth with new drugs like the blood thinner Xarelto, eye drug Eylea and several new cancer drugs. The CropScience Agriculture unit is also doing well. The MaterialScience unit continues to struggle. The unit, which makes chemicals for a wide range of end products from makeup to car parts, continues to be weighed down by weak demand, especially in Europe, and competition from low cost Asia manufacturers. Management has been working to reduce costs at that division while focusing on new, more innovative products in an effort to turn things around. Meanwhile, there are signs of economic stabilization in Europe.

Nitto Denko Corp. (“Nitto Denko”), the Japanese maker of specialty materials, was a major detractor. The company, a world leader in making of specialty films used in LCDs and touch screens, cut its profit forecast twice during the fourth quarter, citing fiercer competition from new entrants and weaker than expected demand for computer tablets. Despite short term challenges, we continue to like the company. Industry wide shipments of tablets are still expected to grow rapidly and we expect Nitto Denko to remain the dominant touch solution material provider for smartphones and tablets. Meanwhile, the company’s cost cutting efforts should help offset some pricing pressures. Nitto Denko has been through these cycles before and emerged well thanks to strong ties with its customers, which include Samsung Electronics Co. Ltd. and Apple Inc., and heavy research and development spending, which enables it to stay ahead of the competition in developing new materials.

JNL JPMorgan Funds (continued) J.P. Morgan Investment Management, Inc. (Unaudited)

JNL/JPMorgan MidCap Growth Fund

Portfolio Composition†:

Consumer Discretionary	23.4%
Industrials	20.5
Information Technology	18.3
Health Care	13.3
Financials	11.4
Energy	4.5
Materials	2.1
Short Term Investments	6.5

Total Investments	100.0%

†Total Investments at December 31, 2013

Portfolio Manager Commentary: For the year ended December 31, 2013, JNL/JPMorgan MidCap Growth Fund outperformed its benchmark by posting a return of 42.03% for Class A shares compared to 35.74% for the Russell Midcap® Growth Index. The Fund outperformed despite a mixed environment for our approach, as the market rewarded companies with low valuations and high quality (return on equity), and were mixed in terms of company growth rates. Stock selection ultimately drove relative performance, with financial services and technology contributing the most for the fourth quarter. Detracting from performance was stock selection in consumer discretionary and consumer staples.

The year began with some stylistic headwinds for our higher growth, higher valuation approach, which underperformed during the first quarter, and performed in line in the second quarter. Later in the second quarter and particularly during the third quarter, the environment became much more favorable for our approach which, combined with strong stock selection, resulted in the Fund outperforming during the second half of the year. The Fund outperformed the Russell Midcap Growth Index for the fourth quarter, returning 10.07% versus 8.23% for the index.

The strongest sectors for the year were financial services and health care, while consumer discretionary and energy detracted. Throughout the year, the Fund’s positioning was consistently twofold: true secular growth businesses that have internal drivers and are less dependent upon the macro, and pro-cyclical growth opportunities, particularly in sectors showing accelerating growth off of a depressed base.

JNL/JPMorgan U.S. Government & Quality Bond Fund

Portfolio Composition†:

U.S. Government Agency MBS	52.6%
Government Securities	35.3
Non-U.S. Government Agency ABS	3.8
Financials	2.1
Information Technology	0.3
Utilities	0.2
Energy	0.1
Industrials	0.1
Consumer Staples	0.1
Telecommunication Services	0.1
Short Term Investments	5.3

Total Investments	100.0%

†Total Investments at December 31, 2013

Portfolio Manager Commentary: For the year ended December 31, 2013, JNL/JPMorgan U.S. Government & Quality Bond Fund underperformed its benchmark by posting a return of -3.51% for Class A shares compared to -2.60% for the Barclays Capital U.S. Government Bond Index.

Performance of spread sectors was robust over the 12 months ended December 31, 2013, thanks to accommodative central bank policy and improving economic conditions. The Fund’s light allocation to corporates was a positive for performance, as the sector was the best performer of the year, outpacing comparable duration Treasuries by 286 basis points. In addition to corporates, the Fund’s allocation in commercial mortgage-backed securities (“CMBS”) and asset-backed securities (“ABS”) added to performance during the year. Security selection drove performance in the agency mortgage-backed securities (“MBS”) portion of the Fund, while the Fund’s allocation in non agency MBS was also a contributor, as the U.S. housing outlook continues to improve, and risk adjusted yield continues to look attractive to comparable investments. The Fund’s longer duration posture and yield curve weighting relative to the index detracted, as U.S. Treasury rates rose, steepening significantly over the year.

The Fund’s overweight in spread sectors contributed to performance over the year, as Treasuries became the worst performing sector. As noted previously, security selection within agency and non agency MBS contributed to returns. The Fund’s longer duration posture and yield curve weighting relative to index detracted, as U.S. Treasury rates rose and steepened significantly over the year. Sector weightings for the Fund remained fairly in line throughout the course of the year with their positioning at the end of 2013.

At year end, a little over half of the Fund was invested in residential mortgages. Approximately 25% of the Fund was invested in Treasury securities, with a small portion of this allocation in Treasury inflation protected securities (“TIPS”). The Fund had approximately 5% in money markets. The remainder of the Fund was invested in ABS, CMBS, agency debt securities and credit.

JNL/JPMorgan International Value Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	21.47%
5 Year	11.67%
10 Year	7.54%

Average Annual Total Returns for Class B Shares
1 Year	21.66%
5 Year	11.89%
Since Inception	7.18%
(Inception date March 5, 2004)

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL JPMorgan Funds (continued) J.P. Morgan Investment Management, Inc. (Unaudited)

JNL/JPMorgan MidCap Growth Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	42.03%
5 Year	22.78%
10 Year	8.91%

Average Annual Total Returns for Class B Shares
1 Year	42.31%
5 Year	22.82%
Since Inception	8.65%
(Inception date March 5, 2004)

J.P. Morgan Investment Management Inc. assumed portfolio management responsibility on December 3, 2007.

JNL/JPMorgan U.S. Government & Quality Bond Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	-3.51%
5 Year	4.10%
10 Year	4.28%

Average Annual Total Returns for Class B Shares
1 Year	-3.33%
5 Year	4.31%
Since Inception	4.30%
(Inception date March 5, 2004)

J.P. Morgan Investment Management Inc. assumed portfolio management responsibility on April 30, 2007.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL Lazard Fund Lazard Asset Management LLC (Unaudited)

Market Summary: 2013 was a year dominated by speculation over the timing of U.S. Federal Reserve (“Fed”) tapering purchases of U.S. bonds, leading to concerns over the effects of higher U.S. interest rates. The likelihood of this trend strengthening the U.S. Dollar, coupled with weakness in commodity prices and concerns over Chinese credit, resulted in one of the worst periods ever for emerging markets equities when measured against developed markets’ shares. The MSCI Emerging Markets Index declined – 2.60% during the year. During the year, shares in Asia fared best. Eastern European equities finished marginally higher, while those in Latin America fell significantly, weighed down by mining and energy shares.

Equities in Latin American markets underperformed all other regions, mainly due to languishing commodity prices. Returns were poor across all of the resource rich markets of Chile, Colombia, Peru and Brazil. Brazil, with a current account deficit and slowing economy, was a target for currency speculators. Mexican stocks rose modestly as the result of the excitement over newly elected President Peña-Nieto’s reform agenda and its trade ties to the U.S. The strongest performing market was in Argentina, which is not included in the index. Its market was aided by negotiations over an agreement between the Argentine government and the Spanish oil company Repsol SA (“Repsol”), concerning compensation for Argentina’s seizure of Repsol’s controlling interest in Yacimientos Petrolíferos Fiscales SA (“YPF”) in 2012.

As a region, eastern Europe, the Middle East and Africa generated mostly positive returns in 2013. However, the Czech Republic and Hungary, where the economies were weak; South Africa, which was affected by the Fed’s tapering and lower commodity prices; and Turkey, where an apparent dispute between the ruling AK Party and the Gulen movement resulted in stock market and New Turkish Lira weakness; all declined during the year. This Turkish dispute, which was on top of currency pressures caused by Turkey’s vulnerability to the Fed’s tapering, forced the resignation of several government ministers and company leaders in December. Otherwise, Egyptian shares increased following a military coup and actions towards a constitutional referendum. Equities in Greece, readmitted into the MSCI Emerging Markets Index during the year, rebounded strongly as investors visualized recovery potential following the country’s multiyear economic calamity.

Overall, Asian markets rose modestly during the year. Indonesian and Thai equities were the worst performers in the region. Indonesian shares, having performed very strongly for several years and having a current account deficit at a time of the Fed’s tapering announcement, was an easy place to locate selling. Thai stocks tumbled especially towards year end, after the Prime Minister called an election following attempts in October to pardon previous President Thaksin Shinawatra. Philippine equities also declined in the aftermath of the tragic typhoon. Indian shares demonstrated an impressive recovery following the appointment of a new Reserve Bank of India governor and despite sensitivity in the summer to the Fed’s potential initial tapering of U.S. bond purchases. Equities in Taiwan, South Korea and China were aided by their relatively strong currency reserves positions, an improving global economy, as well as strong performance in technology.

From a sector perspective information technology, health care and consumer discretionary performed well while the materials and energy substantially underperformed the MSCI Emerging Markets Index.

JNL/Lazard Emerging Markets Fund

Portfolio Composition†:

Financials	27.5%
Information Technology	16.0
Energy	10.8
Telecommunication Services	9.8
Consumer Discretionary	9.3
Consumer Staples	8.8
Industrials	7.4
Materials	4.4
Health Care	0.4
Short Term Investments	5.6

Total Investments	100.0%

†Total Investments at December 31, 2013

Portfolio Manager Commentary: For the year ended December 31, 2013, JNL/Lazard Emerging Markets Fund outperformed its benchmark by posting a return of -1.10% for Class A shares compared to -2.60% for the MSCI Emerging Markets Index.

Shares of Baidu.com – ADR, a Chinese internet search engine company, increased as the company’s mobile strategy continues to gain momentum. Shares of Wynn Macau Ltd., a Chinese casino operator, performed well as customer demand remains strong. YPF, an Argentine energy company, bounced back after completing a successful new debt issuance and following an agreement between Argentina and Repsol for compensation for its expropriation. Shares of Cielo SA - ADR, a Brazilian credit card processor, rallied on strong earnings results. Shares of Tata Consultancy Services Ltd., an Indian information technology services company, gained amid a strong operational environment with the market shrugging off more recent concerns over a potentially weak seasonal fourth quarter. Stock selection in information technology and energy and in Brazil, South Korea and Russia added value. Also, an off index exposure to Argentina helped performance.

Shares of Shoprite Holdings Ltd., a South African supermarket operator, declined due to continued concerns regarding the health of the South African consumer. Turkiye Is Bankasi SA and Akbank T.A.S., both Turkish banks, declined as a result of macroeconomic concerns related to mass street protests, the recent corruption probe of government cabinet ministers and the subsequent decline in the New Turkish Lira. Shares of Vale SA - ADR, a Brazilian mining company, were weak as iron ore prices declined amid concerns over the slowing Chinese economy. Punjab National Bank, an Indian bank, came under pressure along with the financial sector in India due to concerns on asset quality trends and a weakening currency as the expectation of growth was tapered. Stock selection in consumer staples and in South Africa detracted from performance. A higher than index exposure to Indonesia and Turkey hurt returns.

We remain bullish on the outlook for emerging market equities over the short, medium and long term.

JNL Lazard Fund (continued) Lazard Asset Management LLC (Unaudited)

JNL/Lazard Emerging Markets Fund (Class A)

Average Annual Total Returns* for Class A Shares
1 Year	-1.10%
5 Year	15.79%
Since Inception	5.49%
(Inception date May 1, 2006)

Average Annual Total Returns* for Class B Shares
1 Year	-0.83%
5 Year	16.02%
Since Inception	5.70%
(Inception date May 1, 2006)

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

*The Fund’s investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which they would have been lower.

JNL M&G Fund M&G Investment Management Limited (Unaudited)

Market Summary: Global stock markets, including the U.S., Japan and Europe, had an exceptional 2013. This was despite economic news not really improving significantly until the second half of the year. Emerging markets, by way of contrast, struggled. A reduction in Chinese growth forecasts and a predicted decline in demand for commodities weighed on countries producing raw materials.

In the first quarter, stock markets continued their 2012 fourth quarter rally, led by the U.S. and Japan. However, European and emerging markets were weaker. Japanese shares also rose sharply, spurred by the Bank of Japan’s pledge to buy government bonds in potentially unlimited amounts.

In the three months to June performance was generally less vigorous, with investor sentiment shaken by statements from U.S. Federal Reserve (“Fed”) Chairman Ben Bernanke that a ‘tapering’ in the pace of asset purchases could begin later in the year. The U.S. and Japan maintained momentum, but emerging markets were especially weak.

There was a marked improvement in economic newsflow in the three months to September, with the Eurozone emerging from an 18 month recession and the UK posting solid quarterly growth of 0.7%. In Asia, Japan’s economy continued to benefit from the government’s ‘pro-growth’ policies, while in China, a number of economic indicators suggest the country’s growth rate had stopped decelerating.

In the final quarter of 2013, the Fed made its much anticipated commitment to begin ‘tapering’ the raft of the economic support measures it had previously introduced. Back in May, talk of tapering originally unnerved investors; this time though they took the news in stride as it and many other central banks indicated that interest rates will remain close to zero for some time.

JNL/M&G Global Basics Fund

Portfolio Composition†:

Consumer Staples	25.2%
Materials	21.6
Industrials	18.7
Consumer Discretionary	10.5
Health Care	7.0
Information Technology	2.9
Financials	2.7
Energy	0.9
Short Term Investments	10.5

Total Investments	100.0%

† Total Investments at December 31, 2013

Portfolio Manager Commentary: For the year ended December 31, 2013, JNL/M&G Global Basics Fund underperformed its benchmark by posting a return of 4.47% for Class A shares compared to 24.67% for the FTSE World Index.

Against a generally rising market for equities, the Fund underperformed its index, with its overweight in basic materials and consumer goods a significant headwind. The Fund’s overweight in the poorly performing mining sector, in particular, hurt returns. By the same token, the Fund’s underweight in two of the best performing sectors in the year, consumer services and industrials, also detracted.

At stock level, holdings in UK listed precious metals miner Hochschild Mining Plc and Australia headquartered copper producer OZ Minerals Ltd. were two of the key detractors. The former was affected by weaker pricing for silver, one of its core products, as well as concerns over rising input and operational costs. The latter lost value after a landslide at its Prominent Hill Mine in South Australia caused it to cut its production outlook and increase forecasts for capital expenditure. In the same sector, Australian mineral sands miner Iluka Resources Ltd. experienced weaker performance on the back of softening demand for some of its core products through the second half of 2013.

In contrast, holdings in the consumer goods and industrials sectors did better, with French advertising house Publicis Groupe SA, U.S. listed lawn and garden products maker Scotts Miracle-Gro Co. and U.S. logistics business United Parcel Service Inc. all adding value.

Fund activity over 2013 was slightly higher than usual. Exits included UK listed oil explorer Tullow Oil Plc, U.S. listed oral hygiene company Colgate-Palmolive Co., U.S. seed producer Monsanto Co. and U.S. engineering and construction group Fluor Corp.

Additions included French drinks and dairy business Danone SA, Australian diversified miner BHP Billiton Ltd., U.S. headquartered global software giant Microsoft Corp. and German premium car manufacturer Bayerische Motoren Werke AG.

As the U.S. and European economies continue their return to sustainable growth, the Fund remains a balanced, diversified, high conviction portfolio of selected companies that are well placed to benefit from the profound demographic and economic changes that are under way in developing countries around the world. Although emerging market and mining equities have materially underperformed over the past year or so, the team believes it is important to look beyond the headlines and retain indirect exposure to these attractive growth areas.

JNL/M&G Global Basics Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	4.47%
5 Year	12.44%
Since Inception	8.23%
(Inception date October 6, 2008)

Average Annual Total Returns for Class B Shares
1 Year	4.74%
5 Year	12.67%
Since Inception	8.47%
(Inception date October 6, 2008)

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL Mellon Capital Funds Mellon Capital Management Corporation (Unaudited)

Market Summary: U.S. stocks had their best year since 1997, with the S&P 500 Index rising 32.39%. Improving U.S. economic data, strong earnings and the continuation of accommodative central banks all aided stocks. About 460 stocks in the S&P 500 Index rose for the year, the broadest rally in data going back to 1990. Small cap stocks outperformed both mid cap and large cap stocks, with the Russell 2000 Index rising 38.82%. Growth stocks outperformed value at all capitalization levels. All ten S&P 500 Index economic sectors rose, led by a 43.18% gain in consumer discretionary stocks, followed by health care and industrials.

U.S. fixed income markets declined during the year, as the Barclays Capital U.S. Aggregate Bond Index lost -2.02%, its first loss since 1999. The yield on the ten-year Treasury note began the year at 1.78%, falling to 1.66% in early May. It then reversed and closed the year at a high of 3.04%. During

December, the U.S. Federal Reserve (“Fed”) said it will begin in January to cut back its $85 billion a month bond buying program, citing a stronger job market and economic growth. Shorter maturities generally outperformed, while spreads narrowed in anticipation of the Fed’s tapering.

International markets also had strong performance during 2013 as easing of Euro area tensions and central bank stimulus helped the gains. The MSCI EAFE Index gained 26.93% on a local basis and 22.87% in U.S. Dollar terms. Japan (+54.6%) was the best performing market during the year as Prime Minister Shinzo Abe’s aggressive fiscal and monetary stimulus helped drive up equities. The Yen also weakened, helping exporters. Germany rose 25.7% as economic growth surpassed that of other Euro area countries. Low performers included Portugal (+6.2%) and Singapore (+5.1%).

JNL/Mellon Capital Emerging Markets Index Fund

Portfolio Composition†:

Financials	25.6%
Information Technology	14.8
Energy	10.4
Materials	9.7
Consumer Discretionary	8.6
Consumer Staples	8.0
Telecommunication Services	7.0
Industrials	6.3
Utilities	3.2
Health Care	1.5
Investment Companies	2.0
Short Term Investments	2.9

Total Investments	100.0%

†Total Investments at December 31, 2013

Portfolio Manager Commentary: For the year ended December 31, 2013, JNL/Mellon Capital Emerging Markets Index Fund underperformed its benchmark by posting a return of -4.16% for Class A shares compared to -2.60% for the MSCI Emerging Markets Index. Fund performance tends to differ from that of its benchmark due to the Fund’s operating and management expenses.

The Fund seeks to match the performance and overall characteristics of the MSCI Emerging Markets Index in a risk controlled and cost effective manner. Since the Fund is an index fund, its portfolio manager is not selecting specific securities to own but is trying to match the Fund’s overall weightings to the MSCI Emerging Markets Index weightings, while minimizing transactions costs.

Largest contributors to and detractors from the Fund’s performance: Tencent Holdings Ltd. (+98.6%) and Naspers Ltd.(+63.5%) contributed 0.9% and 0.4%, respectively, to the Fund’s return while Samsung Electronics Co. Ltd. (-8.6%) and Vale SA (-30.5%) detracted -0.4% and -0.3%, respectively, from the Fund’s return. Taiwan (+9.8%) and South Korea (+3.2%) contributed 1.1% and 0.6%, respectively, to the Fund’s return while Brazil (-15.7%) and Indonesia (-22.3%) detracted -2.0% and -0.7%, respectively, from the Fund’s return. Information technology (+14.1%) and consumer discretionary (+5.7%) contributed 2.0% and 0.6%, respectively, to the Fund’s return while materials (-16.9%), financials (-4.0%) and energy (-11.0%) detracted -1.9%, -1.4% and -1.3%, respectively, from the Fund’s return.

JNL/Mellon Capital European 30 Fund

Portfolio Composition†:

Financials	21.2%
Telecommunication Services	15.2
Industrials	13.4
Consumer Staples	12.6
Consumer Discretionary	10.6
Utilities	8.2
Energy	6.2
Health Care	6.1
Investment Companies	2.6
Short Term Investments	3.9

Total Investments	100.0%

†Total Investments at December 31, 2013

Portfolio Manager Commentary: For the year ended December 31, 2013, JNL/Mellon Capital European 30 Fund outperformed its benchmark by posting a return of 30.61% for Class A shares compared to 25.23% for the MSCI Europe Index.

The investment objective of the Fund is to provide capital appreciation. The Fund is a buy and hold strategy which seeks to achieve its objective by investing at least 80% of its assets in the common stock of 30 companies selected from the MSCI Europe Index. The 30 companies are selected annually on the stock selection date which was in January 2013.

Largest contributors to and detractors from the Fund’s performance: Thales SA (+85.9%) and 3i

Group Plc (+73.0%) contributed 3.1% and 3.0%, respectively, to the Fund’s return while Portugal Telecom SGPS SA (-14.6%) and Tele2 AB (-15.5%) detracted -0.2% and -0.2%, respectively, from the Fund’s return. United Kingdom (+33.8%), France (+47.1%) and Germany (+48.1%) contributed 10.4%, 6.1% and 4.5%, respectively, to the Fund’s return while Portugal (-6.8%), the only detractor, detracted -0.2% from the Fund’s return. Financials (+50.4%), consumer discretionary (+59.0%) and industrials (+49.2%) contributed 10.4%, 5.0% and 4.6%, respectively, to the Fund’s return. There were no sectors that detracted from the Fund’s return.

JNL Mellon Capital Funds (continued) Mellon Capital Management Corporation (Unaudited)

JNL/Mellon Capital Pacific Rim 30 Fund

Portfolio Composition†:

Utilities	23.7%
Industrials	18.3
Financials	14.5
Telecommunication Services	13.5
Consumer Staples	5.8
Consumer Discretionary	5.1
Materials	3.3
Energy	2.7
Investment Companies	3.6
Short Term Investments	9.5

Total Investments	100.0%

†Total Investments at December 31, 2013

Portfolio Manager Commentary: For the year ended December 31, 2013, JNL/Mellon Capital Pacific Rim 30 Fund underperformed its benchmark by posting a return of 12.66% for Class A shares compared to 18.27% for the MSCI Pacific Index. The investment objective of the Fund is to provide capital appreciation.

The Fund is a buy and hold strategy which seeks to achieve its objective by investing under normal circumstances at least 80% of its assets in the common stock of 30 companies selected from the MSCI Pacific Index. The 30 companies are selected annually on the stock selection date which was in January 2013.

Largest contributors to and detractors from the Fund’s performance: KDDI Corp. (+75.1%) and

Central Japan Railway Co. (+44.9%) contributed 2.3% and 1.5%, respectively, to the Fund’s return while AGL Energy Ltd. (-16.5%) and Toho Gas Co. Ltd. (-9.7%) detracted -0.3% and -0.3%, respectively, from the Fund’s return. Japan (+19.7%) and Australia (+13.3%) contributed 9.2% and 4.9%, respectively, to the Fund’s return. There were no countries that detracted from the Fund’s return. Telecommunications services (+37.7%), industrials (+23.2%) and financials (+17.3%) contributed 4.4%, 4.1% and 3.8%, respectively, to the Fund’s return. There were no sectors that detracted from the Fund’s return.

JNL/Mellon Capital S&P 500 Index Fund

Portfolio Composition†:

Information Technology	17.8%
Financials	15.4
Health Care	12.4
Consumer Discretionary	12.1
Industrials	10.5
Energy	9.8
Consumer Staples	9.3
Materials	3.3
Utilities	2.8
Telecommunication Services	2.2
Short Term Investments	4.4

Total Investments	100.0%

†Total Investments at December 31, 2013

Portfolio Manager Commentary: For the year ended December 31, 2013, JNL/Mellon Capital S&P 500 Index Fund underperformed its benchmark by posting a return of 31.64% for Class A shares compared to 32.39% for the S&P 500 Index. Fund performance tends to differ from that of its benchmark due to the Fund’s operating and management expenses.

The Fund is constructed to mirror the S&P 500 Index to provide long term capital growth and its investment objective is to match the performance of the index. Since the Fund is an index fund, its portfolio manager is not selecting specific securities to own but is trying to match the Fund’s overall weightings to the S&P 500 Index weightings, while minimizing transactions costs.

Largest contributors to and detractors from the Fund’s performance: Google Inc. (+58.4%), Microsoft Corp. (+40.1%) and General Electric Co. (+33.5%) contributed 0.9%, 0.7% and 0.6% respectively, to the Fund’s return while Newmont Mining Corp. (-50.4%) detracted -0.1% from the Fund’s return. Financials (+35.6%), health care (+41.4%) and information technology (+28.5%) contributed 5.7%, 5.1% and 5.0%, respectively, to the Fund’s return. There were no sectors that detracted from the Fund’s return.

JNL/Mellon Capital S&P 400 MidCap Index Fund

Portfolio Composition†:

Financials	20.0%
Industrials	15.7
Information Technology	14.3
Consumer Discretionary	12.6
Health Care	8.1
Materials	6.4
Energy	5.3
Utilities	3.9
Consumer Staples	3.6
Telecommunication Services	0.4
Short Term Investments	9.7

Total Investments	100.0%

†Total Investments at December 31, 2013

Portfolio Manager Commentary: For the year ended December 31, 2013, JNL/Mellon

Capital S&P 400 MidCap Index Fund underperformed its benchmark by posting a return of 32.99% for Class A shares compared to 33.50% for the S&P MidCap 400 Index. Fund performance tends to differ from that of its benchmark due to the Fund’s operating and management expenses.

The Fund is constructed to mirror the S&P MidCap 400 Index to provide long term capital growth by investing in equity securities of medium capitalization weighted domestic corporations and its investment objective is to match the performance of the index. Since the Fund is an index fund, its portfolio manager is not selecting specific securities to own but is trying to match the Fund’s overall weightings to the S&P 400

MidCap Index weightings, while minimizing transactions costs.

Largest contributors to and detractors from the Fund’s performance: Vertex Pharmaceuticals Inc. (+82.1%), Alliance Data Systems Corp. (+73.4%) and Tractor Supply Co. (+75.6%) contributed 0.7%, 0.4% and 0.4% respectively, to the Fund’s return while Rackspace Hosting Inc. (-47.3%) and Royal Gold Inc. (-43.4%) detracted -0.3% and -0.2%, respectively, from the Fund’s return. Industrials (+44.0%), financials (+25.1%) and consumer discretionary (+42.1%) contributed 7.0%, 6.2% and 5.3%, respectively, to the Fund’s return. There were no sectors that detracted from the Fund’s return.

JNL Mellon Capital Funds (continued) Mellon Capital Management Corporation (Unaudited)

JNL/Mellon Capital Small Cap Index Fund

Portfolio Composition†:

Financials	19.8%
Information Technology	15.4
Industrials	13.3
Consumer Discretionary	12.0
Health Care	11.5
Energy	4.8
Materials	4.3
Consumer Staples	3.4
Utilities	2.6
Telecommunication Services	0.7
Short Term Investments	12.2

Total Investments	100.0%

†Total Investments at December 31, 2013

Portfolio Manager Commentary: For the year ended December 31, 2013, JNL/Mellon Capital Small Cap Index Fund underperformed its benchmark by posting a return of 38.44% for Class A shares compared to 38.82% for the Russell 2000 Index. Fund performance tends to differ from that of its benchmark due to the Fund’s operating and management expenses.

The Fund is constructed to mirror the Russell 2000 Index to provide long term growth of capital by investing in equity securities of small to mid size domestic companies and its investment objective is to match the performance of the index. Since the Fund is an index fund, its portfolio manager is not selecting specific securities to own but is trying to match the Fund’s overall weightings to the Russell 2000 Index weightings, while minimizing transactions costs.

Largest contributors to and detractors from the Fund’s performance: Isis Pharmaceuticals Inc. (+281.6%) and CoStar Group Inc. (+106.5%) contributed 0.3% and 0.2% respectively, to the Fund’s return while Coeur Mining Inc. (-55.9%) and Atlantic Power Corp. (-69.6%) detracted -0.1% and -0.1%, respectively, from the Fund’s return. Financials (+30.7%), information technology (+44.2%), consumer discretionary (+45.0%) and health care (+51.3%) contributed 7.4%, 7.4%, 6.2% and 6.2%, respectively, to the Fund’s return. There were no sectors that detracted from the Fund’s return.

JNL/Mellon Capital International Index Fund

Portfolio Composition†:

Financials	24.6%
Industrials	12.3
Consumer Discretionary	11.4
Consumer Staples	10.3
Health Care	9.5
Materials	7.9
Energy	6.5
Telecommunication Services	5.5
Information Technology	4.4
Utilities	3.3
Short Term Investments	4.3

Total Investments	100.0%

†Total Investments at December 31, 2013

Portfolio Manager Commentary: For the year ended December 31, 2013, JNL/Mellon

Capital International Index Fund underperformed its benchmark by posting a return of 21.43% for Class A shares compared to 22.78% for the MSCI EAFE Index. Fund performance tends to differ from that of its benchmark due to the Fund’s operating and management expenses.

The Fund is constructed to mirror the MSCI EAFE Index to provide long term capital growth by investing in international equity securities and attempting to match the characteristics of each country within the index. The Fund’s investment objective is to match the performance of the index. Since the Fund is an index fund, its portfolio manager is not selecting specific securities to own but is trying to match the Fund’s overall weightings to the MSCI EAFE Index weightings, while minimizing transactions costs.

Largest contributors to and detractors from the Fund’s performance: Vodafone Group Plc (+56.4%) and Roche Holding AG (+39.4%) contributed 0.7% and 0.6%, respectively, to the Fund’s return while BHP Billiton Ltd. (-11.8%) and Anglo American Plc (-29.0%) detracted -0.1% and -0.1%, respectively, from the Fund’s return. Japan (+27.4%), United Kingdom (+21.8%) and Germany (+32.3%) contributed 5.9%, 4.2% and 2.6%, respectively, to the Fund’s return. There were no countries that detracted from the Fund’s return. Financials (+24.7%), consumer discretionary (+35.7%) and industrials (+25.8%) contributed 6.4%, 3.9% and 3.2%, respectively, to the Fund’s return. There were no sectors that detracted from the Fund’s return.

JNL/Mellon Capital Bond Index Fund

Portfolio Composition†:

Government Securities	38.6%
U.S. Government Agency MBS	26.9
Financials	8.4
Energy	2.7
Non-U.S. Government Agency ABS	2.2
Health Care	1.7
Consumer Discretionary	1.6
Utilities	1.6
Consumer Staples	1.5
Industrials	1.2
Telecommunication Services	1.2
Materials	1.1
Information Technology	1.0
Short Term Investments	10.3

Total Investments	100.0%

†Total Investments at December 31, 2013

Portfolio Manager Commentary: For the year ended December 31, 2013, JNL/Mellon Capital Bond Index Fund underperformed its benchmark by posting a return of -2.73% for Class A shares compared to -2.02% for the Barclays Capital U.S. Aggregate Bond Index. Fund performance tends to differ from that of its benchmark due to the Fund’s operating and management expenses.

The Fund is constructed utilizing a combination of stratified sampling, characteristics matching and replication in order to match the key performance driving characteristics of the Barclays Capital U.S. Aggregate Bond Index. The Fund’s investment objective is to match the performance of the Barclays Capital U.S. Aggregate Bond Index.

U.S. fixed income markets declined during the year, as the Barclays Capital U.S. Aggregate Bond Index lost -2.02%, its first loss since 1999, and only its third annual negative total return since 1976. The yield on the ten-year Treasury note began the year at 1.78%, falling to 1.66% in early May on disappointing employment data and reassurances from the Fed that its bond buying program will continue until the outlook for the labor market improves substantially. It then reversed and closed the year at a high of 3.04%, the highest since July of 2011, on stronger economic data, guidance from the Fed suggesting that the quantitative easing (“QE”) program would be tapered and outflows from bond funds. During

December, the Fed said it will begin in January to cut back its $85 billion a month bond buying program, citing a stronger job market and economic growth. The first decrease will be for $10 billion split between $5 billion in Treasuries and $5 billion in mortgage-backed securities. The Fed also gave forward guidance of keeping rates low as long as unemployment is at 6.5% or above and inflation is at a maximum of 2%.

Within the index as the curve steepened, shorter maturities generally outperformed, and spreads narrowed. During 2013, the Treasury sector fell -2.75%, as measured by the Barclays Capital U.S. Treasury Bond Index, with long Treasuries tumbling -12.66%, as measured by the Barclays Capital Long U.S. Treasury Index. The corporate sector outperformed Treasuries, falling -1.53%, as measured by the Barclays Capital U.S. Corporate Investment Grade Index, with long corporates losing -5.68%, as measured by the Barclays Capital U.S. 10+ Year Corporate Index, while intermediate corporates gained 0.08%, as measured by the Barclays Capital Intermediate U.S. Corporate Index.

JNL Mellon Capital Funds (continued) Mellon Capital Management Corporation (Unaudited)

JNL/Mellon Capital Global Alpha Fund

Portfolio Composition†:

Purchased Options	0.9%
Short Term Investments††	99.1

Total Investments	100.0%

 †Total Investments at December 31, 2013

††In general, the Fund uses derivatives as direct sub-stitutes for investment in developed market stock indices, government bonds and currencies. Please refer to the Notes to the Schedules of Investments for the Fund’s derivative investments.

Portfolio Manager Commentary: For the year ended December 31, 2013, JNL/Mellon Capital Global Alpha Fund underperformed its benchmarks by posting a return of -1.37% for Class A shares compared to 0.03% for the Citigroup 1-month Treasury Bill Index and 3.58% for the HFRX Absolute Return Index.

The investment objective of the Fund is to seek total return. The Fund normally invests in instruments that provide investment exposure to global equity, bond and currency markets, and in fixed income securities. The Fund’s investments will be focused among the major developed capital markets of the world, such as the United States, Canada, Japan, Australia and Western Europe. The Fund ordinarily invests in at least three countries.

The Fund seeks to achieve investment exposure to global equity, bond and currency markets primarily through long and short positions in futures, options and forward contracts, which should enable the Fund’s portfolio managers to implement investment decisions quickly and cost effectively. The Fund uses futures and options as a substitute for long and short investments in conventional securities and currencies. The Fund also invests in fixed income securities, such as bonds, notes (including structured notes) and money market instruments, to provide exposure to bond markets and for liquidity and income. The Fund also may use such derivatives as part of a hedging strategy or for other purposes related to the management of the Fund.

For 2013, the cross country bond allocation component strategy contributed alpha while the currency and cross country equity allocation components detracted. In the cross country bond allocation strategy the Fund’s mostly underweight positions in the UK, Germany and Canada added value while its overweights to the U.S. and Japan detracted value. In the crosscountry equity allocation component, the Fund’s overweight position in Australia and underweight position in Spain detracted from results. We added value with the Fund’s overweight position in

Hong Kong, driven predominately by our valuation signal. The currency strategy was slightly negative, predominately driven by our carry signal. The Fund held a short position in the Euro based on our carry signal, however, in the latter half of the year our macro signal was increasingly bullish, which moderated the position, and helped limit the negative attribution. The Fund’s long position in the Yen also detracted from performance, although this position was held as an insurance policy as it tends to appreciate when global risk spikes. While the carry signal struggled for the year our macro signal added significant value. During the second half of the year we held a long British Pound and short Australian Dollar, which both added value.

For the Fund’s strategy, we employ exchange traded stock and bond futures, which have the full backing of the respective exchange. We also employ over the counter (“OTC”) currency forwards to obtain long/short currency positions. Currency forward contracts are the most liquid and flexible means of obtaining currency exposure because of their customizable contract sizes and maturity dates. We employ derivatives because they have much lower trading costs than investment in physical securities.

JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund

Portfolio Composition†:

Information Technology	32.1%
Consumer Discretionary	18.5
Industrials	14.0
Health Care	11.3
Energy	9.6
Financials	6.9
Materials	2.5
Consumer Staples	2.3
Telecommunication Services	0.9
Short Term Investments	1.9

Total Investments	100.0%

†Total Investments at December 31, 2013

Portfolio Manager Commentary: For the year ended December 31, 2013, JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities

Index Fund underperformed its benchmark by posting a return of 39.14% for Class A shares compared to 40.55% for the Dow Jones U.S. Contrarian Opportunities Index. Fund performance tends to differ from that of its benchmark due to the Fund’s operating and management expenses.

The Fund is constructed to mirror the Dow Jones U.S. Contrarian Opportunities Index to systematically measure the performance of stocks that lag behind the broader market in terms of recent performance, but that outrank their peers based on fundamentals and other qualitative criteria. The Fund’s investment objective is to match the performance of the index. Since the Fund is an index fund, its portfolio manager is not selecting specific securities to own but is trying to match the Fund’s overall weightings to the Dow Jones U.S. Contrarian Opportunities Index weightings, while minimizing transactions costs.

Largest contributors to and detractors from the Fund’s performance: USANA Health Sciences Inc. (+136.1%) and hhgregg Inc. (+99.0%) contributed 1.0% and 1.0%, respectively, to the Fund’s return while VAALCO Energy Inc. (-30.2%) and DFC Global Corp. (-28.3%) detracted -0.3% and -0.3%, respectively, from the Fund’s return. Information technology (+43.8%), consumer discretionary (+36.9%), health care (+41.1%) and industrials (+44.8%) contributed 10.2%, 8.2%, 6.6% and 6.6%, respectively, to the Fund’s return. There were no sectors that detracted from the Fund’s return.

JNL/Mellon Capital Utilities Sector Fund

Portfolio Composition†:

Utilities	99.1%
Short Term Investments	0.9

Total Investments	100.0%

 †Total Investments at December 31, 2013

Portfolio Manager Commentary: For the period April 29, 2013 through December 31, 2013, JNL/Mellon Capital Utilities Sector Fund underperformed its benchmark by posting a return of -3.98% for Class A shares compared to -3.53% for the Dow Jones U.S. Utilities Index. Fund performance tends to differ from that of its benchmark due to the Fund’s operating and management expenses.

The objective of the Fund is total return through capital appreciation and dividend income. The Fund attempts to use a full replication strategy matching the Dow Jones U.S. Utilities Index. The Dow Jones U.S. Utilities Index measures the performance of the utilities sector of the U.S. equity market. Under normal circumstances, the Fund invests at least 80% of its assets in the stocks in the Dow Jones U.S. Utilities Index in proportion to their market capitalization weighting in the index. Since the Fund is an index fund, its portfolio manager is not selecting specific securities to own but is trying to match the Fund’s overall weightings to the Dow Jones U.S. Utilities Index weightings, while minimizing transactions costs.

Largest contributors to and detractors from the Fund’s performance: Dominion Resources Inc. (+29.8%) and NextEra Energy Inc. (+28.0%) contributed 1.6% and 1.4%, respectively, to the Fund’s return while FirstEnergy Corp. (-16.5%) and Exelon Corp. (-3.5%) detracted -0.5% and -0.1%, respectively, from the Fund’s return. Utilities (+14.7%) and energy (+28.5%) contributed 14.3% and 0.9%, respectively, to the Fund’s return.

JNL Mellon Capital Funds (continued) Mellon Capital Management Corporation (Unaudited)

JNL/Mellon Capital Emerging Markets Index Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	-4.16%
Since Inception	0.98%
(Inception date August 29, 2011)

Average Annual Total Returns for Class B Shares
1 Year	-3.89%
Since Inception	1.19%
(Inception date August 29, 2011)

JNL/Mellon Capital European 30 Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	30.61%
5 Year	13.62%
Since Inception	9.82%
(Inception date October 6, 2008)

Average Annual Total Returns for Class B Shares
1 Year	30.91%
5 Year	13.86%
Since Inception	10.05%
(Inception date October 6, 2008)

JNL/Mellon Capital Pacific Rim 30 Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	12.66%
5 Year	11.66%
Since Inception	10.24%
(Inception date October 6, 2008)

Average Annual Total Returns for Class B Shares
1 Year	12.87%
5 Year	11.90%
Since Inception	10.47%
(Inception date October 6, 2008)

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL Mellon Capital Funds (continued) Mellon Capital Management Corporation (Unaudited)

JNL/Mellon Capital S&P 500 Index Fund (Class A)

Average Annual Total Returns* for Class A Shares
1 Year	31.64%
5 Year	17.31%
10 Year	6.75%

Average Annual Total Returns* for Class B Shares
1 Year	31.89%
5 Year	17.57%
Since Inception	6.65%
(Inception date March 05, 2004)

Mellon Capital Management Corporation assumed portfolio management responsibility on February 17, 2004.

JNL/Mellon Capital S&P 400 MidCap Index Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	32.99%
5 Year	21.52%
10 Year	9.72%

Average Annual Total Returns for Class B Shares
1 Year	33.19%
5 Year	21.77%
Since Inception	9.36%
(Inception date March 5, 2004)

Mellon Capital Management Corporation assumed portfolio management responsibility on February 17, 2004.

JNL/Mellon Capital Small Cap Index Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	38.44%
5 Year	19.85%
10 Year	8.50%

Average Annual Total Returns for Class B Shares
1 Year	38.64%
5 Year	20.05%
Since Inception	8.05%
(Inception date March 5, 2004)

Mellon Capital Management Corporation assumed portfolio management responsibility on February 17, 2004.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

*The Fund’s investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which they would have been lower.

JNL Mellon Capital Funds (continued) Mellon Capital Management Corporation (Unaudited)

JNL/Mellon Capital International Index Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	21.43%
5 Year	11.67%
10 Year	6.40%

Average Annual Total Returns for Class B Shares
1 Year	21.64%
5 Year	11.89%
Since Inception	6.19%
(Inception date March 5, 2004)

JNL/Mellon Capital Bond Index Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	-2.73%
5 Year	3.85%
10 Year	3.87%

Average Annual Total Returns for Class B Shares
1 Year	-2.60%
5 Year	4.06%
Since Inception	3.88%
(Inception date March 5, 2004)

JNL/Mellon Capital Global Alpha Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	-1.37%
Since Inception	0.98%
(Inception date September 28, 2009)

Average Annual Total Returns for Class B Shares
1 Year	-1.17%
Since Inception	1.18%
(Inception date September 28, 2009)

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL Mellon Capital Funds (continued) Mellon Capital Management Corporation (Unaudited)

JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	39.14%
Since Inception	23.45%
(Inception date April 30, 2012)

Average Annual Total Returns for Class B Shares
1 Year	39.48%
Since Inception	23.70%
(Inception date April 30, 2012)

JNL/Mellon Capital Utilities Sector Fund (Class A)

Total Returns for Class A Shares
Since Inception	-3.98%
(Inception date April 29, 2013)

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL Morgan Stanley Fund Morgan Stanley Investment Management Inc. (Unaudited)

Market Summary: U.S. stocks turned in strong performance in 2013. As in 2012, the expectation that accommodative monetary policy by the U.S. Federal Reserve (“Fed”) would continue for some time helped drive the prices of risky assets including stocks higher in 2013. However, as the U.S. economy began to look stronger, the Fed started signaling its intention to reduce the pace of its asset purchase program, known as quantitative easing (“QE”), if economic data warranted. Uncertainty as to the timing and magnitude of this tapering led to volatility across the capital markets. When the Fed unexpectedly left its QE program intact after its September meeting, stocks rallied strongly. The market’s advance paused in October, disrupted by a partial government shutdown and political gridlock over whether to raise the debt ceiling, but resumed in the final months of the year on expectations – and later confirmation by the Fed – that QE tapering would begin in 2014.

JNL/Morgan Stanley Mid Cap Growth Fund

Portfolio Composition†:

Information Technology	28.8%
Consumer Discretionary	17.1
Health Care	12.1
Industrials	11.7
Financials	6.2
Consumer Staples	6.1
Energy	0.9
Materials	0.8
Short Term Investments	16.3

Total Investments	100.0%

†Total Investments at December 31, 2013

Portfolio Manager Commentary: For the year ended December 31, 2013, JNL/Morgan Stanley Mid Cap Growth Fund outperformed its benchmark by posting a return of 37.73% for

Class A shares compared to 35.74% for the Russell Midcap Growth Index.

Stock selection in technology provided nearly all of the gains relative to the index. Six of the top ten contributors to the outperformance of the Fund were technology stocks: LinkedIn Corp., Groupon Inc., Yandex NV (“Yandex”), Qihoo 360 Technology Co. Ltd. - ADR (“Qihoo 360”), Gartner Inc. and Twitter Inc. (“Twitter”). Yandex, Qihoo 360 Technology and Twitter are not represented in the index. To a lesser degree, stock selection in health care was favorable to relative results, led by a holding in Illumina Inc. An underweight in materials and processing was also modestly advantageous to relative performance.

Sectors that did not fare so well included producer durables, consumer discretionary and consumer staples. Although most of the Fund’s holdings within these sectors were additive to performance, relative performance was diminished by little to no exposure to some of these sectors’ stronger performing groups such as control and filter scientific instruments (producer durables), specialty retail (consumer discretionary) and drug and grocery store chains (consumer staples). An underweight to consumer discretionary also detracted from performance.

At the end of the year, the Fund’s largest sector weights were technology, consumer discretionary and health care. The smallest sectors in the Fund were utilities, with a zero weight, materials and processing and energy.

JNL/Morgan Stanley Mid Cap Growth Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	37.73%
Since Inception	18.09%
(Inception date April 30, 2012)

Average Annual Total Returns for Class B Shares
1 Year	38.04%
Since Inception	18.31%
(Inception date April 30, 2012)

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance charges.

JNL Neuberger Berman Fund Neuberger Berman Fixed Income LLC (Unaudited)

Market Summary: The year ended on a fairly lackluster note, capping off a challenging period in the fixed income market. Economic data was positive overall during the second half of the year and rates ticked up amid uncertainties regarding when the U.S. Federal Reserve (“Fed”) would start tapering its asset purchase program. The Fed’s decision in December 2013 to pare back its monthly purchases from $85 billion to $75 billion was somewhat of a surprise. So too was the central bank’s forward guidance that suggested it would no longer explicitly tie the Fed Funds rate to a 6.5% unemployment rate. Twelve of seventeen Fed officials now expect the Fed Funds rate to be at or below 1% by the end of 2015, and ten of the seventeen think the rate will be at or below 2% at the end of 2016. While the fixed income market’s initial reaction was fairly muted, rates moved higher at the end of December, with the 10-year Treasury yield surpassing 3.04% for the first time since July 2011.

As was the case for the year as a whole, the yield curve steepened during the fourth quarter. During 2013, the yield on the two-year Treasury rose 13 basis points (“bps”), whereas the 10-year Treasury yield increased 126 bps. Most non-Treasuries spread sectors modestly outperformed equal duration Treasuries for the year. Still, aside from high yield bonds and bank loans, the majority of spread sectors generated negative absolute returns in 2013.

JNL/Neuberger Berman Strategic Income Fund

Portfolio Composition†:

U.S. Government Agency MBS	23.8%
Government Securities	15.9
Non-U.S. Government Agency ABS	13.3
Financials	9.9
Consumer Discretionary	4.2
Telecommunication Services	3.2
Industrials	3.2
Energy	3.1
Information Technology	2.5
Consumer Staples	2.3
Health Care	1.9
Materials	1.4
Utilities	1.4
Investment Companies	3.4
Short Term Investments	10.5

Total Investments	100.0%

†Total Investments at December 31, 2013

Portfolio Manager Commentary: For the year ended December 31, 2013, JNL/Neuberger Berman Strategic Income Fund outperformed its benchmark by posting a return of -0.10% for Class A shares compared to -2.02% for the Barclays Capital U.S. Aggregate Bond Index.

The largest contributor to performance was the Fund’s duration positioning. In particular, having a duration that was shorter than the benchmark was a positive for results as rates moved meaningfully higher during the year.

Sector positioning, overall, was also beneficial for performance in 2013. Adding the most value were the Fund’s allocations to non agency mortgage-backed securities (“MBS”), investment grade corporate bonds and bank loans. The

Fund’s allocations to high yield corporate bonds and global bonds also contributed to performance, albeit to lesser extents. Modestly detracting from results during the year were the Fund’s allocations to emerging market debt, Treasury Inflation Protected Securities (“TIPS”), commercial MBS and agency MBS.

The Fund selectively used both credit default swaps and exchange traded funds (“ETFs”) for high yield exposure. These instruments had a positive effect to the total return of the Fund. U.S. Treasury futures were used to manage duration and yield curve and Euro futures were used to adjust non U.S. Dollar exposures. U.S. Treasury futures had a positive impact while Euro futures did not have a significant impact on performance.

JNL/Neuberger Berman Strategic Income Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	-0.10%
Since Inception	3.14%
(Inception date April 30, 2012)

Average Annual Total Returns for Class B Shares
1 Year	0.10%
Since Inception	3.32%
(Inception date April 30, 2012)

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance charges.

JNL Oppenheimer Fund Oppenheimer Funds, Inc. (Unaudited)

Market Summary: Equities in the U.S. and developed markets throughout the world delivered strong performance in 2013. Accommodative monetary policies on the part of central banks in the U.S., Europe and Japan, combined with supportive equity valuations relative to bonds, have been instrumental in this performance. Signs that the U.S. economy was on the mend, demonstrated by rising house prices, also helped sentiment toward stocks. Mid year, comments from the U.S. Federal Reserve (“Fed”) suggesting the aggressive quantitative easing (“QE”) policy would be tapered in the foreseeable future led to significant sell offs in both stocks and bonds. However, the Fed’s clarification that the timeframe in which this would be executed would be later rather than earlier allowed for a rebound in markets to resume. Emerging markets equities had mixed results, with inflation concerns in a variety of markets, slower than expected growth and policy orientations toward a more redistributive stance hurting performance. A further recognition that these markets have greater structural volatility than the developed world was evidenced in a reduction in price earnings ratios.

JNL/Oppenheimer Global Growth Fund

Portfolio Composition†:

Information Technology	24.4%
Financials	17.0
Consumer Discretionary	16.8
Health Care	13.5
Industrials	12.6
Consumer Staples	6.0
Energy	3.0
Telecommunication Services	1.6
Materials	1.3
Utilities	0.2
Short Term Investments	3.6

Total Investments	100.0%

†Total Investments at December 31, 2013

Portfolio Manager Commentary: For the year ended December 31, 2013, JNL/Oppenheimer Global Growth Fund outperformed its benchmark by posting a return of 26.24% for Class A shares compared to 22.80% for the MSCI All Country World Index.

Top contributors to performance included Airbus Group NV (“Airbus”), Google Inc. (“Google”) and KDDI Corp. (“KDDI”). Airbus

makes Airbus airplanes and is one of the leading defense companies in Europe. Persistently high fuel prices combined with the increase in travel demand from the emerging markets makes for a good environment for growth in new, more fuel efficient, aircraft sales. Shares of search engine giant Google topped $1,000 per share for the first time in October 2013 after the company reported strong earnings. KDDI is a Japanese telecommunications firm that offers fixed line and mobile telephony, and digital TV. The company has been gaining share with a “triple play” offering and the company began to wind down a large scale investment phase, improving business economics.

The most significant detractors from performance during the year included Fusion-io, Inc. (“Fusion-io”), DLF Ltd. (“DLF”) and BM&F Bovespa SA (“BM&F Bovespa”). Fusion-io produces flash enabled server accelerator cards, which allow servers to better process information in real time. The stock experienced volatility due partly to a management transition. DLF is the largest and highest quality real estate developer in the National Capital Region of India. Tightening

monetary policy and the weaker Indian Rupee have served to hurt near term real estate demand. BM&F Bovespa is involved in the operation of the Sao Paulo Stock Exchange. In a volatile environment for emerging markets, BM&F Bovespa experienced declines.

At year end, the Fund had its largest overweight positions in information technology, health care, consumer discretionary and industrials. The Fund was underweight all other sectors of the index. On a country basis, the Fund had its largest overweight positions in Germany and France with its most significant underweight positions in the UK, U.S. and Canada. Regardless of whether we are in a fast or a slow growth world, we believe the companies in the Fund have the potential to grow above the general rate of the economies in which they operate by virtue of the secular currents driving them and their advantages globally. We have a long term investment horizon and build the Fund from the bottom-up, focusing on businesses advantaged by long term trends.

JNL/Oppenheimer Global Growth Fund (Class A)

Effective April 29, 2013, the Fund replaced the MSCI World Index with the MSCI All Country World Index.

Average Annual Total Returns for Class A Shares
1 Year	26.24%
5 Year	17.57%
10 Year	8.28%

Average Annual Total Returns for Class B Shares
1 Year	26.52%
5 Year	17.79%
Since Inception	8.03%
(Inception date March 5, 2004)

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL PIMCO Funds Pacific Investment Management Company LLC (Unaudited)

Market Summary: The beginning of 2013 saw U.S. equity indices reach new highs and Treasuries sell off across the curve as signs of renewed momentum in the world’s largest economy fueled risk appetite. Investors discounted negative fiscal policy developments – including Congress’ failure to reach a deal on sequestration – and instead focused on positive news out of the housing and labor markets.

During the second quarter, conditions in financial markets deteriorated as investors reacted to signals by the U.S. Federal Reserve (“Fed”) that it would begin to slow the pace of asset purchases later in the year. The shift in tone fueled a broad based sell off of fixed income assets, undermining market liquidity, and sending yields higher across the risk spectrum.

While the Fed’s choice to later eschew market consensus and delay tapering in the third quarter left investors in a state of disbelief, headline indicators of economic growth had been unconvincing. In addition, the Fed was also keeping a wary eye on the uncertain fiscal policy landscape, as the economy was unlikely to escape both a government shutdown and another debt ceiling debate unscathed.

In December, the Fed announced its intention to begin gradually exiting its bond buying program. In January 2014 the Fed will reduce – or taper – its quantitative easing program from $85 billion to $75 billion a month. As expected, the Federal Open Market Committee provided even greater assurances that the policy rate would remain near the zero boundary until signs of sustainable growth were more broadly evident. While the markets had months to prepare for the announcement, equities and other risk assets soared in reaction to the news while bond markets saw yields drift higher.

JNL/PIMCO Real Return Fund

Portfolio Composition†:

Government Securities††	61.5%
Non-U.S. Government Agency ABS	5.4
Financials	3.0
U.S. Government Agency MBS	0.4
Energy	0.2
Industrials	0.1
Short Term Investments	29.4

Total Investments	100.0%

 †Total Investments at December 31, 2013

††The Funds weightings in TIPS was 54.4% of total investments.

Portfolio Manager Commentary: For the year ended December 31, 2013, JNL/PIMCO Real Return Fund underperformed its benchmark by posting a return of -9.13% for Class A shares compared to -8.60% for the Barclays Capital U.S. TIPS Index.

The investment concentration differences relative to the benchmark included an overweight to U.S. Treasury Inflation Protected Securities (“TIPS”) with out of index exposure to mortgage-backed securities (“MBS”), investment grade corporates, high yield, non U.S. developed and emerging markets (“EM”).

Although TIPS significantly underperformed, the Fund’s net outperformance, before Fund expenses, relative to the benchmark resulted from the following strategies. An underweight to longer maturities contributed to outperformance as yields generally rose. An allocation to non-agency MBS, which were supported by limited supply and an ongoing housing recovery, also added to performance. Exposure to EM local rates, especially in Brazil, detracted from returns as rates rose for the year in this region. European rate exposure, particularly sales of French inflation swaps, contributed to returns as breakeven inflation levels narrowed. Lastly, a modest allocation to select EM currencies, particularly the Brazilian Real, detracted from returns as they depreciated versus the U.S. Dollar.

Derivatives were used in the Fund and were instrumental in attaining specific exposures targeted to gain from anticipated market developments. The exposure to EM local debt, which was a detractor from relative performance, included an allocation to local debt in Brazil that was implemented using zero coupon interest rate swaps. The Fund’s exposure to U.S. interest rates, which was positive for returns, was partly facilitated through the use of interest rate swaps. Additionally, the exposure to French inflation, which added to returns, was implemented via the use of fixed inflation swaps.

JNL/PIMCO Total Return Bond Fund

Portfolio Composition†:

Government Securities	47.1%
U.S. Government Agency MBS	31.8
Financials	8.0
Non-U.S. Government Agency ABS	4.8
Energy	1.5
Industrials	0.6
Utilities	0.4
Materials	0.3
Telecommunication Services	0.2
Short Term Investments	5.3

Total Investments	100.0%

†Total Investments at December 31, 2013

Portfolio Manager Commentary: For the year ended December 31, 2013, JNL/PIMCO Total Return Bond Fund slightly underperformed its benchmark by posting a return of -2.08% for Class A shares compared to -2.02% for the Barclays Capital U.S. Aggregate Bond Index.

The investment concentration differences relative to the benchmark included a slight underweight to MBS, flat positioning in EM and an underweight to investment grade credit. The Fund also had out of index exposure to high yield and non-agency MBS.

The net outperformance, before Fund expenses, relative to the benchmark resulted from the following strategies. The Fund’s curve positioning, including a focus on shorter maturities and an underweight to the long end of the curve, was positive for performance as yields rose. In Europe, an allocation to rates in select developed economies, such as Spain, contributed to performance as rates fell for the year. An overall underweight to investment grade corporates detracted from returns as spreads compressed; however this was slightly mitigated via exposure to high yields, which also rallied. An allocation to non-agency MBS, which were sup-

ported by limited supply and an ongoing housing recovery, contributed to performance. Holdings of TIPS, however, detracted from returns as breakeven inflation levels narrowed. Lastly, exposure to Build America Bonds (“BABs”) was positive for performance as they outperformed tax exempt municipals for the year.

Derivatives were used in the Fund and were instrumental in attaining specific exposures targeted to gain from anticipated market developments. The Fund’s exposure to U.S. interest rates, which was positive for returns, was partly facilitated through the use of interest rate swaps. The overweight to EM local debt, which was flat for relative performance, included exposure to local debt in Brazil that was implemented using zero coupon interest rate swaps. Additionally, exposure to external EM debt was positive for performance, and was implemented through use of credit default swaps.

JNL PIMCO Funds (continued) Pacific Investment Management Company LLC (Unaudited)

JNL/PIMCO Real Return Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	-9.13%
5 Year	6.81%
Since Inception	5.84%
(Inception date January 16, 2007)

Average Annual Total Returns for Class B Shares
1 Year	-8.88%
5 Year	7.08%
Since Inception	6.09%
(Inception date January 16, 2007)

JNL/PIMCO Total Return Bond Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	-2.08%
5 Year	6.62%
10 Year	5.17%

Average Annual Total Returns for Class B Shares
1 Year	-1.92%
5 Year	6.82%
Since Inception	5.24%
(Inception date March 5, 2004)

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL PPM America Funds PPM America, Inc. (Unaudited)

Market Summary: 2013 was a very strong year for U.S. equity market performance as broad market benchmarks across all market capitalization ranges generated outsized returns. Mid and small cap investing indices outperformed large caps. The S&P 500 Index returned 32.39% for the year, the Russell Midcap Index returned 34.76% and the S&P 600 Value Index returned 41.31% for 2013.

The market was supported as investors began returning to U.S. equities. Macroeconomic news during 2013 included improvement in the labor market and upward revisions to U.S. gross domestic product (“GDP”). Investors also welcomed the U.S. Federal Reserve’s (“Fed”) announcement of their expected tapering plans, a sign that economic improvement was being recognized. Also aiding the market for the year was improving corporate fundamentals. Earnings set an all time high in each of the first three quarters of the year and consensus expectations at year end suggest another all time high in the final quarter. High corporate cash balances were put to work in 2013, as share repurchases and dividend increases added to the attractiveness of equities.

Value investing strategies slightly underperformed growth investing strategies across most market capitalization ranges. During 2013, the S&P 500 Value Index returned 32.00% compared to the S&P 500 Growth Index return of 32.75%. The Russell Midcap Value Index gained 33.46% and the Russell Midcap Growth Index returned 35.74%. For small cap stocks, the S&P 600 Value Index returned 39.98% compared to the S&P 600 Growth SmallCap Index return of 42.69%.

Leading sectors across all market capitalization ranges included consumer discretionary, health care and industrials. Lagging sectors in all market capitalization ranges included utilities. One driver behind the outperformance within value investing strategies during the year was the strong performance of stocks with low price/earnings (“P/E”) and price/book (“P/B”)

ratios. Low P/E and P/B stocks generally outperformed high P/E and P/B stocks across all market capitalizations.

Relative to 2012, U.S. fixed income total return was much weaker, with Treasuries and higher quality segments producing losses and lower quality credits producing mid to high single digit returns. For example, Treasuries lost -2.75% as measured by the Barclays Capital Treasury Bond Index and investment grade corporates lost -1.53%, as measured by Barclays Capital U.S. Corporate Investment Grade Index, whereas high yield bonds and bank loans gained 7.41% and 5.29%, as measured by BofA Merrill Lynch US High Yield Master II Index and S&P LSTA Index, respectively. Rising interest rates drove these differences, with higher quality bonds having less coupon and spread to offset the approximate +100 basis point (“bps”) and +126 bps rise in 5- and 10-year Treasury yields that occurred, year over year.

Higher interest rates reflected the anticipation and eventual execution by the Fed of quantitative easing (“QE”) policy withdrawal. After trading below 2% for much of the year, Fed Chairman Bernanke’s tapering comments during May pushed the 10-year Treasury yield to 2.74% by early August. Treasury yields rose further as the year progressed, particularly during the last quarter, on the back of better economic data and the Fed’s decision in December to reduce its asset purchase program by $10 billion a month.

While higher interest rates contributed negatively to total return, credit performance was broadly positive: high yield and investment grade corporate credit spreads tightened by 27 and 134 bps, respectively, during the year. Contributing trends included a credit supportive level of underlying economic growth, still reasonable corporate credit metrics and the absence of a major spike in mergers and acquisitions and leverage buyouts. Demand also generally held up well, as evidenced by falling new issue concessions and despite predictions for a “great rotation” into equity.

JNL/PPM America Floating Rate Income Fund

Portfolio Composition†:

Consumer Discretionary	27.5%
Industrials	13.7
Health Care	10.8
Information Technology	10.4
Materials	7.8
Consumer Staples	6.2
Financials	6.1
Telecommunication Services	5.3
Energy	4.8
Utilities	1.1
Non-U.S. Government Agency ABS	0.1
Short Term Investments	6.2

Total Investments	100.0%

†Total Investments at December 31, 2013

Portfolio Manager Commentary: For the year ended December 31, 2013, JNL/PPM America Floating Rate Income Fund underperformed its benchmark by posting a return of 4.41% for Class A shares compared to 5.29% for the S&P/LSTA Leveraged Loan Index.

Within the index, lower quality riskier loans outperformed higher quality loans in 2013. For 2013, BB and B loans within the index returned 3.8% and 5.6%, respectively, while lower quality CCC and defaulted loans returned 10.4% and 11.3%, respectively. Despite being underweight CCC and defaulted loans, the Fund outperformed the index due to positive individual loan selection within BB and B loans and from the Fund’s allocation of high yield bonds which was approximately 5% at December 31, 2013 as high yield bonds outperformed bank loans in 2013.

Attribution analysis on an industry basis shows that the Fund’s underweight to radio & television and publishing hurt performance compared to the index. These industries contain certain distressed loans which rallied during 2013. The Fund’s individual loan selections within a number of other industries were positive contributors and helped offset the negative variance from radio & television and publishing. The Fund continues to utilize an intensive credit selection process and highly diversified portfolio approach. At year end, the Fund maintained an overweight to BB and B loans and an underweight to lower quality CCC and defaulted loans.

Credit fundamentals and technical conditions within the bank loan market remain sound. Demand for loans was strong throughout 2013 and should remain so in 2014. Floating rate bank loans, given their low duration profile and the floating rate nature of the coupon, continue to be one of the few asset classes that provide investors with some price stability when interest rates move up.

JNL/PPM America High Yield Bond Fund

Portfolio Composition†:

Consumer Discretionary	21.6%
Energy	15.6
Financials	10.1
Industrials	9.2
Materials	7.6
Telecommunication Services	6.3
Health Care	5.7
Information Technology	3.6
Consumer Staples	2.4

Utilities	2.1
Non-U.S. Government Agency ABS	1.9
Investment Companies	0.5
Short Term Investments	13.4

Total Investments	100.0%

†Total Investments at December 31, 2013

Portfolio Manager Commentary: For the year ended December 31, 2013, JNL/PPM America High Yield Bond Fund outperformed its benchmark by posting a return of 8.20% for

Class A shares compared to 7.41% for the BofA Merrill Lynch High Yield Master II Constrained Index.

The Fund outperformed its Peer Group (Lipper High Yield Universe) and benchmark index on both measures for the year. Specifically, the Fund outperformed the Peer Group net of fees returns by 116 basis points, placing it in the 24th percentile for the year. Versus the benchmark index , the Fund outperformed by 79 basis points on a net of fees basis (153 basis points,

JNL PPM America Funds (continued) PPM America, Inc. (Unaudited)

JNL/PPM America High Yield Bond Fund (continued)

gross). Security selection within media – cable, energy – exploration & production, and telecommunications – integrated/services was a large contributor relative to index performance.

We believe the macroeconomic environment should continue to create a constructive environment for high yield in 2014. Forecasters expect U.S. growth to accelerate moderately from its current pace but not to the extent that would drive inflation and sharply higher interest rates. Low default expectations underpin favorable conditions for the asset class as issuers continued their efforts to refinance debt and lower interest costs again in 2013. Default forecasts continue to drop and should remain well below long term averages for the next several years. We expect the asset class to deliver competitive, albeit moderate returns in 2014 despite rising interest rates, and believe security selection will continue to drive relative performance among high yield asset managers.

JNL/PPM America Mid Cap Value Fund

Portfolio Composition†:

Industrials	22.0%
Financials	18.1
Consumer Discretionary	13.3
Information Technology	10.0
Energy	9.8
Materials	9.7
Health Care	8.3
Utilities	3.7
Consumer Staples	2.4
Short Term Investments	2.7

Total Investments	100.0%

†Total Investments at December 31, 2013

Portfolio Manager Commentary: For the year ended December 31, 2013, JNL/PPM America Mid Cap Value Fund outperformed its benchmarks by posting a return of 41.08% for Class A shares compared to 33.46% for the Russell Midcap Value Index and 34.76% for the Russell Midcap Index. The Fund’s outperformance relative to the Russell Mid Cap Value Index can be attributed to both sector allocation and security selection.

Positive sector influence on relative performance included an overweight position in industrials and an underweight position in utilities and financials. Negative sector influences on relative performance included an overweight position in materials. The Fund’s sector weights remain the result of the Fund’s bottom-up security selection process.

Positive security selection influences on relative performance included names in consumer discretionary (Best Buy Co. Inc. (“Best Buy”) +244.2%); industrials (Spirit AeroSystems Holdings Inc. (“Spirit AeroSystems”) +100.8% and Esterline Technologies Corp. +60.3%); and financials (Lincoln National Corp. (“Lincoln National”) +102.2% and Hartford Financial Services Group Inc. (“Hartford Financial”) +64.1%). Negative security selection influences on Fund performance were found in energy (Diamond Offshore Drilling Inc. -11.9%) and information technology (Fairchild Semiconductor International Inc. (“Fairchild Semiconductor”) -7.3% and Teradyne Inc. (“Teradyne”) +4.3%).

Positions added to the Fund during the year included Ashland Inc., Foot Locker Inc. (“Foot Locker”) and FirstMerit Corp. (“FirstMerit”). Positions sold included Comstock Resources Inc. (“Comstock Resources”), Owens & Minor Inc. (“Owens & Minor”) and PPG Industries Inc.

Relative to the index during the year, the Fund’s overweight positions in consumer discretionary, materials and energy increased, while the Fund’s overweight positions in industrials and information technology decreased. The Fund’s underweight positions in utilities and financials increased relative to the index, while the underweight positions in consumer staples and telecommunication services decreased. The Fund’s overweight position to health care decreased during the year to a slight underweight position.

The Fund’s management team’s outlook for the equity market remains positive and some risks have diminished. The Fund’s management team believes the market has become more fairly valued and the Fund is inexpensive relative to the overall market. Within the Fund, the team continues to maintain overweight positions in industrials, consumer discretionary, materials, energy and information technology. The team believes that the Fund’s security positions within these areas are still attractively valued using the team’s normal 2 to 3 year investment time horizon.

JNL/PPM America Small Cap Value Fund

Portfolio Composition†:

Industrials	23.8%
Consumer Discretionary	14.5
Financials	12.3
Information Technology	10.6
Energy	8.6
Health Care	8.5
Materials	6.9
Consumer Staples	4.5
Utilities	1.8
Short Term Investments	8.5

Total Investments	100.0%

†Total Investments at December 31, 2013

Portfolio Manager Commentary: For the year ended December 31, 2013, JNL/PPM America Small Cap Value Fund underperformed its benchmarks by posting a return of 37.35% for Class A shares compared to 39.98% for the S&P SmallCap 600 Value Index. The Fund’s underperformance relative to the index was driven primarily by negative security selection. Sector allocation relative to the index positively influenced Fund performance.

Positive sector influences on relative performance included an overweight position in industrials and underweight positions in utilities and financials. Negative sector influences on relative performance included an underweight position in telecommunication services. The Fund’s sector weights remain the result of the Fund’s bottom-up security selection process.

Positive security selection influences on relative performance included names in industrials (Spirit AeroSystems +100.8% and GenCorp Inc. +96.9%); health care (Greatbatch Inc. +90.4%); and financials (FirstMerit +50.6%). Negative security selection influence on Fund performance were found in consumer discretionary (JAKKS Pacific Inc. -45.6% and Superior Industries International Inc. +2.1%); information technology (Teradyne +4.3% and Fairchild Semiconductor -7.3%); and energy (W&T Offshore Inc. +4.9%).

Positions added to the Fund during the year included Foot Locker and FirstMerit. Positions sold included Comstock Resources and Owens & Minor.

Relative to the index during the year, the Fund’s overweight position in industrials, health care and materials decreased, while the overweight positions in energy, consumer discretionary and consumer staples increased. The underweight positions in financials and utilities decreased while the underweight positions in telecommunication services and information technology increased.

The Fund’s management team’s outlook for the equity market remains positive and some risks have diminished. The Fund’s management team believes the market has become more fairly valued and the Fund is inexpensive relative to the overall market. Within the Fund, the team continues to maintain overweight positions in industrials, energy, consumer discretionary, health care, consumer staples and materials. The team believes that the Fund’s security positions within these areas are still attractively valued using the team’s normal 2 to 3 year investment time horizon.

JNL PPM America Funds (continued) PPM America, Inc. (Unaudited)

JNL/PPM America Value Equity Fund

Portfolio Composition†:

Financials	24.3%
Information Technology	15.8
Energy	13.1
Consumer Discretionary	12.3
Health Care	10.8
Industrials	9.8
Consumer Staples	5.8
Materials	4.2
Telecommunication Services	2.0
Utilities	1.4
Short Term Investments	0.5

Total Investments	100.0%

†Total Investments at December 31, 2013

Portfolio Manager Commentary: For the year ended December 31, 2013, JNL/PPM America Value Equity Fund outperformed its benchmarks by posting a return of 40.23% for Class A shares compared to 32.00% for the S&P 500 Value Index. The Fund’s outperformance relative to the index was driven primarily by favorable security selection. Sector allocation relative to the benchmark also positively influenced the Fund performance.

Positive sector influences on relative performance included an underweight position in utilities. Negative sector influences on relative performance included an underweight position in industrials. The Fund’s sector weights remain the result of the Fund’s bottom-up security selection process.

Positive security selection influences on relative performance included names in consumer discretionary (Best Buy +244.2%); financials (Hartford Financial +64.1% and Lincoln National +102.2%); and information technology (Hewlett-Packard Co. +101.1%). Stocks that detracted from performance were found in energy (Diamond Offshore Drilling -11.9% and Apache +10.5%).

Positions added to the Fund during the year included Ashland Inc. and General Motors Co. Positions sold included PPG Industries Inc. and Verizon Communications Inc.

Relative to the index during the year, the Fund’s overweight positions in information technology, consumer discretionary, financials and health care decreased, while the Fund’s overweight position in materials increased. The underweight position to industrials increased to a slight overweight at the end of the year. The underweight positions in the telecommunication services, energy, utilities and consumer staples decreased during the year.

The Fund’s management team’s outlook for the equity market remains positive and some risks have diminished. The Fund’s management team believes the market has become more fairly valued and the Fund is inexpensive relative to the overall market. Within the Fund, the team continues to maintain overweight positions in information technology, consumer discretionary, financials, materials, health care and industrials. The team believes that the Fund’s security positions within these areas are still attractively valued using the team’s normal 2 to 3 year investment time horizon.

JNL/PPM America Floating Rate Income Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	4.41%
Since Inception	4.27%
(Inception date January 1, 2011)

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL PPM America Funds (continued) PPM America, Inc. (Unaudited)

JNL/PPM America High Yield Bond Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	8.20%
5 Year	17.47%
10 Year	6.42%

Average Annual Total Returns for Class B Shares
1 Year	8.52%
5 Year	17.71%
Since Inception	6.59%
(Inception date March 5, 2004)

JNL/PPM America Mid Cap Value Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	41.08%
5 Year	23.77%
Since Inception	9.16%
(Inception date March 31, 2008)

Average Annual Total Returns for Class B Shares
1 Year	41.31%
5 Year	24.01%
Since Inception	9.36%
(Inception date March 31, 2008)

JNL/PPM America Small Cap Value Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	37.35%
5 Year	20.94%
Since Inception	8.91%
(Inception date March 31, 2008)

Average Annual Total Returns for Class B Shares
1 Year	37.56%
5 Year	21.17%
Since Inception	9.12%
(Inception date March 31, 2008)

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance charges.

JNL PPM America Funds (continued) PPM America, Inc. (Unaudited)

JNL/PPM America Value Equity Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	40.23%
5 Year	21.14%
10 Year	5.40%

Average Annual Total Returns for Class B Shares
1 Year	40.50%
5 Year	21.34%
Since Inception	5.23%
(Inception date March 5, 2004)

PPM America, Inc. assumed portfolio management responsibility on January 16, 2007.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL Red Rocks Fund Red Rocks Capital LLC (Unaudited)

Market Summary: During 2013, private equity continued generating meaningful returns in a favorable capital markets environment. Capital markets in the U.S. and around the globe have remained calm and these conditions have favored both the deal making environment and the ability of companies to realize profits through Initial Public Offerings (“IPOs”) or through strategic sales. The management teams of the companies that the Fund invests in have maintained a disciplined approach to investing and they have also maintained a conservative posture as it relates to debt levels.

Company valuations have been rising at a slow and steady pace. Financing has been available from debt funds and Business Development Companies (“BDCs”) and it appears that banks have begun to lend again. In addition, cash balances on corporate balance sheets have been growing both here in the U.S. and globally. We expect that an acquisition mindset will take hold as many companies have squeezed out almost all inefficiencies to grow their revenue and their net margins. To date, many companies have been doing much more without raising head count or incurring capital expenditures and may now consider Mergers and Acquisitions (“M&A”). Finally, we suspect that a generational turnover of family held businesses may have finally begun; something that has been talked about for the last 15 years. If this has, in fact, started, it should be beneficial to mid market buyout firms.

JNL/Red Rocks Listed Private Equity Fund

Portfolio Composition†:

Financials	80.0%
Diversified	19.2
Short Term Investments	0.8

Total Investments	100.0%

†Total Investments at December 31, 2013

Portfolio Manager Commentary: For the year ended December 31, 2013, JNL/Red Rocks Listed Private Equity Fund outperformed its benchmark by posting a return of 41.66% for Class A shares compared to 37.19% for the S&P Listed Private Equity Index.

The Fund exited nine holdings and added seven companies during 2013. We continue to employ a low turnover approach which emphasizes the belief that long term investments in private equity require patience.

Additionally, we continue to maintain a broadly diversified portfolio representing diversification by sector, geography, stage of investment and vintage year while providing investors access to some of the most recognized global private equity firms. We continue to focus on equity holdings that can demonstrate operational improvement, alignment of shareholder interests with those of management and those companies that have an historical track record of conservative valuation policies and credible returns when asset sales occur.

Contributors to Fund performance included Blackstone Group LP, Aurelius AG and Apollo Global Management LLC. Low contributors and detractors from Fund performance included HgCapital Trust Plc, Capital Southwest Corp. and Leucadia National Corp.

We believe that the stage is set for continued growth as all of the necessary factors point to private equity having continued success. Low interest rates and the fear that they may rise could act as a catalyst for deal making. This, combined with large cash balances and the lack of organic growth, may spur M&A activity. Second, while we see no obvious crisis on the horizon, we expect that one or more crises will materialize eventually; but for now all appears calm. Third and last, there are signs of confidence in business and consumer spending in the U.S. and abroad. In the past, emerging markets have experienced significant recoveries on the heels of developed countries. If that comes to pass, we believe that the private equity sector will benefit as it has been quietly expanding its reach into the emerging world.

JNL/Red Rocks Listed Private Equity Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	41.66%
5 Year	21.82%
Since Inception	9.33%
(Inception date October 6, 2008)

Average Annual Total Returns for Class B Shares
1 Year	41.79%
5 Year	22.06%
Since Inception	9.53%
(Inception date October 6, 2008)

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance charges.

JNL S&P Funds Standard & Poor’s Investment Advisory Services, LLC (Unaudited)

Market Summary: Currently we see the S&P 500 Index trading at fair value. The S&P 500 Index ended 2013 around 15.3x forward earnings, versus 13x at the beginning of the year, using S&P Capital IQ™ consensus estimates.

In order to forecast where we are going for 2014, we should first review 2013. 2013 was a year of stocks pushed higher by a lack of bad news. Much of the news last year was “better than feared” versus good news; avoiding the fiscal cliff and debt ceiling, postponement of monetary tightening, consumer response to tax hikes, etc. 2013 was a year of overcoming hurdles.

Going into 2014 it seems expectations have been raised; investors may require good news rather than just no bad news. We expect the stock market will require strong economic numbers to see another year of double digit gains. The S&P 500 Index earnings per share (“EPS”) growth expectations are around 10% for the calendar year. This is no small feat even with favorable economics. Fortunately we see minimal economic headwinds as the year begins. Despite higher valuations we still feel there is broad range of potential opportunities in the market.

JNL/S&P Competitive Advantage Fund

Portfolio Composition†:

Consumer Discretionary	37.5%
Information Technology	23.5
Industrials	19.3
Materials	9.7
Consumer Staples	7.1
Short Term Investments	2.9

Total Investments	100.0%

†Total Investments at December 31, 2013

Portfolio Manager Commentary: For the year ended December 31, 2013, JNL/S&P Competitive Advantage Fund outperformed its benchmark by posting a return of 42.94% for Class A shares compared to 32.39% for the S&P 500 Index.

The Fund strategy had a significant overweight in consumer discretionary versus the S&P 500 Index for 2013. This overweight has been in the Fund since 2009 and we continue it heading into 2014. The economic recovery since 2008 has been led by the U.S. consumer and hence this strategy has been following that trend. We are still keeping a close eye on U.S. consumer spending, as minimal wage growth and increased health care costs could eventually change spending behavior.

Health care and industrials detracted from the Fund’s overall performance for the year. Companies in consumer discretionary contributed to almost two thirds of the outperformance versus the S&P 500 Index for the year. Information technology and consumer staples contributed positively as well.

Security returns for Netflix Inc. (+292.0%), Seagate Technology (+89.8%), and Kroger Co. (+64.6%) were the three largest contributors to relative performance, while CH Robinson Worldwide Inc. (-5.4%), Fastenal Co. (+3.6%) and Family Dollar Stores Inc. (+4.1%) were the three largest detractors to relative performance.

The Fund has displayed an average return on invested capital well above that of the S&P 500 Index. Historically, companies with high return on invested capital have shown a tendency to be more resilient to economic recessions and less sensitive to overall corporate earnings growth. Based on since inception performance, this strategy’s returns tend to have a higher correlation with growth than with value stocks.

The turnover in names from the December 2013 annual rebalance was in line with the historical average. There were no significant changes in sector exposures although a small weight in health care was removed and the materials weight was increased.

JNL/S&P Dividend Income and Growth Fund

Portfolio Composition†:

Consumer Staples	10.3%
Industrials	10.3
Information Technology	10.1
Materials	10.1
Telecommunication Services	9.8
Consumer Discretionary	9.8
Energy	9.6
Utilities	9.6
Health Care	9.5
Financials	9.4
Short Term Investments	1.5

Total Investments	100.0%

†Total Investments at December 31, 2013

Portfolio Manager Commentary: For the year ended December 31, 2013, JNL/S&P Dividend Income and Growth Fund underperformed its benchmark by posting a return of 30.78% for Class A shares compared to 32.39% for the S&P 500 Index.

There were several significant winning and losing sectors that ultimately came close to balancing out the overall relative performance to the benchmarks. There were four sectors that detracted from relative performance versus the S&P 500 Index: telecommunications, financials, utilities and consumer discretionary. On the positive side, information technology, industrials and materials were the three sectors with significant positive contribution to relative performance.

Hewlett-Packard Co.’s return of 96.6% was by far the largest contributor to outperformance. Security returns for CME Group Inc. (+63.0%) and Raytheon Co. (+58.1%) followed as positive contributors to relative performance, while HCP Inc. (-15.8%) and Kimco Realty Corp. (+6.5%), both REITS, were the largest detractors from relative performance. Though both offer exceptional dividend yields, the REIT industry was particularly hard hit in 2013 once the tapering question was resolved. McDonald’s Corp.’s return of +13.6% was also a significant negative detractor to relative performance.

The Fund is made of companies with higher than average S&P Credit Ratings and S&P Quality Rankings. The Fund tends to hold large companies with a long history of steady earnings and dividend growth. In addition, this strategy tends to generate a portfolio with an average dividend yield well above that of the S&P 500 Index. The Fund strategy continued its more defensive positioning versus the S&P 500 Index. It maintained its attractive Sharpe ratio versus the S&P 500 Index.

No significant changes in sector allocations occurred from the December 2013 annual rebalance due to the equal weighting sector structure of the strategy.

JNL S&P Funds (continued) Standard & Poor’s Investment Advisory Services, LLC (Unaudited)

JNL/S&P Intrinsic Value Fund

Portfolio Composition†:

Information Technology	29.6%
Consumer Discretionary	19.6
Industrials	19.5
Health Care	15.6
Telecommunication Services	6.4
Consumer Staples	3.3
Utilities	3.1
Short Term Investments	2.9

Total Investments	100.0%

†Total Investments at December 31, 2013

Portfolio Manager Commentary: For the year ended December 31, 2013, JNL/S&P Intrinsic Value Fund outperformed its benchmark by posting a return of 49.95% for Class A shares compared to 32.39% for the S&P 500 Index.

2013 was an exceptional year for the Fund strategy as it significantly outpaced the benchmark. It was no surprise that the December 2013 annual rebalance produced a higher turnover than the strategy’s historical average. Many of the prior year’s companies had price appreciations to such high levels that they no longer met the free cash flow yield criteria and were replaced with new names.

Energy and financials were the only sectors that detracted from the Fund’s overall outperformance. The strategy has no allocation to financials and hence non allocation detracted slightly from outperformance. The remaining eight sectors all positively contributed to relative performance with the largest gains from information technology, industrials, health care and consumer staples in order of contribution.

Security returns for Safeway Inc. (“Safeway”) (+97.5%) and Hewlett-Packard Co. (“Hewlett-Packard”) (+101.1%) were almost tied for the largest positive contributor to relative performance, while Peabody Energy Corp. (-29.5%) was the only stock that was a significant negative detractor to relative performance.

The Fund is made of companies with higher than average free cash flow yield. These companies tend to generate strong cash flow in excess of capital requirements and therefore are more likely to be able to finance growth, provide dividends, withstand earnings contractions and repurchase shares.

Despite the high stock turnover at the December 2013 annual rebalance, the rebalance produced similar sector allocations as the prior year. The only notable changes were energy exposure was removed and positions in the telecommunications and utilities were added.

JNL/S&P Total Yield Fund

Portfolio Composition†:

Financials	19.5%
Consumer Discretionary	18.6
Industrials	16.3
Information Technology	16.3
Consumer Staples	12.5
Health Care	5.5
Telecommunication Services	3.2
Energy	3.2
Short Term Investments	4.9

Total Investments	100.0%

†Total Investments at December 31, 2013

Portfolio Manager Commentary: For the year ended December 31, 2013, JNL/S&P Total Yield Fund outperformed its benchmark by posting a return of 51.68% for Class A shares compared to 32.39% for the S&P 500 Index.

2013 was an exceptional year for the Fund strategy, yielding the highest performance of the JNL S&P Funds. The December 2013 annual rebalance produced a much higher turnover than the strategy’s historical average. Many of the prior year’s companies had price appreciations to such high levels that they no longer met the total yield requirements and were replaced with new names.

Companies in information technology, industrials, financials, consumer discretionary and consumer staples all had significant contributions to the overall Fund’s outperformance versus the S&P 500 Index. Healthcare and telecommunication services were the only sectors with significant detraction from the overall out performance versus the S&P 500 Index.

Security returns for Pitney Bowes Inc. (+122.7%), Hewlett-Packard (+101.1%) and Safeway (+85.1%) were the largest contributors to relative performance, while Quest Diagnostics Inc. (-12.8%), CenturyLink Inc. (-13.2%) and Laboratory Corp. of America Holdings (-8.6%) were the largest detractors from relative performance.

The Fund is made of companies with higher than average “total yield”. Total yield is calculated as the sum of the cash dividend, net cash used for stock repurchases and net cash used to retire debt divided by the company’s market capitalization. As such, total yield is a broad measure of cash flow returned to shareholders and bondholders in the form of dividends, share buybacks or elimination of debt. This strategy seeks companies that are significantly reducing their debt and/or increasing their equity distributions. This strategy has displayed higher volatility than the benchmark since inception.

Despite the high stock turnover at the December 2013 annual rebalance, no major sector exposure changes occurred. Only small exposures to health care, materials and consumer staples were added with slight decreases in information technology, industrials and financials.

JNL S&P Funds (continued) Standard & Poor’s Investment Advisory Services, LLC (Unaudited)

JNL/S&P Competitive Advantage Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	42.94%
5 Year	24.51%
Since Inception	12.96%
(Inception date December 3, 2007)

Average Annual Total Returns for Class B Shares
1 Year	43.23%
5 Year	24.79%
Since Inception	13.13%
(Inception date December 3, 2007)

JNL/S&P Dividend Income and Growth Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	30.78%
5 Year	19.35%
Since Inception	9.68%
(Inception date December 3, 2007)

Average Annual Total Returns for Class B Shares
1 Year	31.14%
5 Year	19.63%
Since Inception	9.92%
(Inception date December 3, 2007)

JNL/S&P Intrinsic Value Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	49.95%
5 Year	26.77%
Since Inception	12.84%
(Inception date December 3, 2007)

Average Annual Total Returns for Class B Shares
1 Year	50.26%
5 Year	27.13%
Since Inception	13.16%
(Inception date December 3, 2007)

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL S&P Funds (continued) Standard & Poor’s Investment Advisory Services, LLC (Unaudited)

JNL/S&P Total Yield Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	51.68%
5 Year	22.42%
Since Inception	9.97%
(Inception date December 3, 2007)

Average Annual Total Returns for Class B Shares
1 Year	52.00%
5 Year	22.65%
Since Inception	10.18%
(Inception date December 3, 2007)

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL T. Rowe Price Funds T. Rowe Price Associates, Inc. (Unaudited)

Market Summary: U.S. stocks produced excellent returns in 2013, as corporate fundamentals moderated from a strong level but investors remained optimistic about the economy despite uncertainty about fiscal and monetary policies. As the year began, federal tax increases and automatic spending cuts threatened to derail the economic recovery, but their impact was mitigated by jobs growth and $85 billion in monthly asset purchases by the U.S.Federal Reserve (“Fed”) to suppress long term interest rates. As the federal government’s new fiscal year started on October 1, many agencies were forced to temporarily furlough employees because Congress failed to pass a budget or a continuing resolution to fund the government. Stocks climbed after the government shutdown and debt ceiling showdown ended with a temporary solution that put fiscal policy concerns on hold. As the year ended, investors welcomed the Fed’s mid December announcement that it would reduce its asset purchases by $10 billion in January because the central bank also pledged to keep short term interest rates low if unemployment falls below 6.5%, as long as inflation remains contained. As measured by various Russell indexes, growth stocks outperformed value stocks across all market capitalizations and small cap stocks outperformed mid and large caps.

U.S. bonds posted mostly negative returns over the last year. Intermediate and long term Treasury yields climbed due to the strengthening economy and expectations that the Fed will begin curtailing its stimulus measures. Throughout the year, the Fed purchased $45 billion in Treasuries and $40 billion in agency mortgage-backed securities (“MBS”) every month to suppress long term interest rates. Starting in January 2014, the Fed will make monthly purchases of $40 billion in Treasuries and $35 billion in agency MBS. High yield bonds significantly outperformed higher quality issues, as the asset class benefited from its lower sensitivity to interest rate changes and strong demand for securities offering a yield advantage. Intermediate and long term Treasuries declined sharply as interest rates rose. Municipal bonds underperformed as well, as rising rates and credit concerns led to strong outflows from the market. Corporate bonds and agency MBS declined but also held up better than Treasuries. Asset-backed securities were mostly flat.

JNL/T. Rowe Price Established Growth Fund

Portfolio Composition†:

Consumer Discretionary	26.9%
Information Technology	26.0
Industrials	12.1
Health Care	11.4
Financials	5.4
Energy	4.6
Consumer Staples	4.0
Materials	3.4
Telecommunication Services	3.1
Short Term Investments	3.1

Total Investments	100.0%

†Total Investments at December 31, 2013

Portfolio Manager Commentary: For the year ended December 31, 2013, JNL/T. Rowe Price Established Growth Fund outperformed its benchmarks by posting a return of 38.67% for Class A shares compared to 33.48% for the Russell 1000 Growth Index and 32.39% for the S&P 500 Index.

Stock selection drove relative outperformance, while sector allocation helped to moderately boost returns. Consumer discretionary contributed the most to relative gains,

driven primarily by strong stock selection (Priceline.com Inc., Amazon.com Inc. (“Amazon”) and Netflix Inc. (“Netflix”)). Overweighting the sector was also favorable. Effective stock selection in information technology contributed to relative performance (Google Inc. (“Google”), MasterCard Inc. and LinkedIn Corp.). Within health care, biotechnology positions drove relative sector strength (Gilead Sciences Inc. (“Gilead Sciences”)). Conversely, telecommunication services detracted from relative performance due to the Fund’s wireless tower position in this space, which has suffered due to its exposure to rising interest rates (Crown Castle International Corp.).

The five largest purchases during the year were: Apple Inc. (“Apple”), Google, Gilead Sciences, Netflix and Amazon. The five largest sales during the year were: Apple, Accenture Plc (“Accenture”), QUALCOMM Inc., eBay Inc. and Tesla Motors Inc. (“Tesla”). Netflix and Tesla were new to the Fund while Accenture was eliminated during the year.

At the sector level, the largest increase in weighting during the year was in consumer discretionary. The most significant decrease was in the Fund’s weighting in information technology. The Fund’s sector weightings are residual of our bottom-up stock selection process and typically reflect where the portfolio manager is finding compelling growth opportunities at the individual company level rather than through a broader thematic approach.

We remain reasonably constructive on U.S. equities and expect the U.S. economy to continue its upward momentum. Company fundamentals are strong as corporations are flush with cash, providing cushion for any potential shocks, and enterprises seem to be gaining confidence with investing capital to grow their businesses. The slow pace of the U.S. recovery suggests a longer timeline for improvement. Therefore, we continue to seek high quality names propelled by strong secular, rather than cyclical, growth drivers that can emerge in more prominent positions as growth improves. As always, we search for companies demonstrating above average earnings growth with solid management teams and strong financial positions that are reinvesting capital wisely.

JNL/T. Rowe Price Mid-Cap Growth Fund

Portfolio Composition†:

Industrials	20.6%
Information Technology	18.2
Health Care	16.6
Consumer Discretionary	16.1
Financials	7.2
Energy	5.5
Materials	3.6
Consumer Staples	3.2
Utilities	0.6
Short Term Investments	8.4

Total Investments	100.0%

†Total Investments at December 31, 2013

Portfolio Manager Commentary: For the year ended December 31, 2013, JNL/T. Rowe Price Mid-Cap Growth Fund outperformed its benchmark by posting a return of 36.50% for Class A shares compared to 35.74% for the Russell Midcap Growth Index.

The leading contributor to relative performance was financials due to stock selection (TD Ameritrade Holdings Corp. (“TD Ameritrade”) and CBOE Holdings Inc.). Information technology also aided relative results due to stock selection (Cree Inc. and Gartner Inc.). In health care, stock selection helped most while an overweight to the sector also aided relative results. Stock selection in materials was a notable detractor for the year (Agnico-Eagle Mines Ltd. and Franco-Nevada Corp.) however, the Fund’s underweight to the sector helped to somewhat mitigate negative relative results.

The five largest purchases during the year were: Fidelity National Financial Inc., VeriSign Inc. (“VeriSign”), DigitalGlobe Inc., Sensata Technologies Holdings NV and Norwegian Cruise Line Holdings Ltd. The five largest sales during the year were: Amdocs Ltd., Catamaran Corp. (“Catamaran”), Gardner Denver Inc., CR Bard Inc. and Southwestern Energy Co. All the securities purchased were new to the Fund while all the holdings sold, with the exception of Catamaran, were eliminated during the year.

At the sector level, the largest increase in weighting during the year was in consumer discretionary. The most significant decrease was in the Fund’s exposure to technology and health care. The Fund’s sector weightings are residual

JNL T. Rowe Price Funds (continued) T. Rowe Price Associates, Inc. (Unaudited)

JNL/T. Rowe Price Mid-Cap Growth Fund (continued)

of our bottom-up stock selection process and typically reflect where the portfolio manager is finding compelling growth opportunities at the individual company level rather than through a broader thematic approach.

The market’s strong advance continued in the fourth quarter, extending a bull market that has already grown somewhat long in the tooth. In recent months, we have become somewhat more defensive in the Funds, and we have harvested gains in segments where valuations have become especially extended. Our focus on valuation distinguishes us from many mid cap growth investors, who have fueled what has increasingly become a momentum driven market.

JNL/T. Rowe Price Short-Term Bond Fund

Portfolio Composition†:

Financials	21.3%
Non-U.S. Government Agency ABS	19.6
U.S. Government Agency MBS	14.1
Energy	9.6
Government Securities	9.3
Consumer Discretionary	4.5
Utilities	3.4
Health Care	3.3
Consumer Staples	2.8
Industrials	2.7
Telecommunication Services	2.6
Information Technology	1.1
Materials	0.8
Short Term Investments	4.9

Total Investments	100.0%

†Total Investments at December 31, 2013

Portfolio Manager Commentary: For the year ended December 31, 2013, JNL/T. Rowe Price Short-Term Bond Fund underperformed its benchmark by posting a return of 0.10% for Class A shares compared to 0.64% for the Barclays Capital 1-3 Year Government/Credit Index.

The primary driver of relative performance was sector allocation. Specifically, an overweight allocation to short dated, investment grade corporate debt and a corresponding underweight allocation to U.S. Treasuries benefited relative returns.

Additionally, the Fund’s out of benchmark allocation to MBS also helped drive results. Overall, MBS generated positive excess returns during the year. The Fund’s holdings, in particular, benefited further on account of the structures that it holds. The Fund’s positioning in higher coupon/short duration mortgage securities fared well and outperformed the lower end of the coupon stack, which were negatively affected by Fed large scale asset purchase activities and tapering discussions.

Positioning on the yield curve was a meaningful detractor. Beginning in May, intermediate and long term Treasury rates began to increase and generally continued to do so throughout the period amid better U.S. economic data and speculation about and the eventual announcement of Fed tapering. As such, the Fund’s exposure to longer out of benchmark maturities, via corporates and MBS, weighed on performance. However, the yield advantage from these allocations aided the Fund due to their positive carry profile.

In the most recent quarter, we took steps to increase the Fund’s duration posture given the significant rise in rates over the previous months. As yields rose in the three year part of the curve, we moved some of the Fund’s shorter Treasury and agency positions into three year bonds to extend duration. We will continue to monitor and adjust duration depending on the movement in rates, but our bias is to remain short relative to the benchmark given our expectation for a continued, but more modest, rise in yields.

Over the year, we increased the Fund’s exposure to investment grade corporates. High grade corporate, BBB rated in particular, should benefit from supportive credit fundamentals amid modest, but stable, economic growth.

The Fund’s MBS exposure decreased over the year as we allowed bonds to roll out of the Fund via passive paydowns. Current valuations in the MBS space are not optimal, and we are waiting for a better entry point to redeploy assets.

JNL/T. Rowe Price Value Fund

Portfolio Composition†:

Financials	22.8%
Health Care	18.4
Industrials	10.6
Energy	9.6
Information Technology	7.6
Consumer Staples	7.3
Utilities	7.2
Consumer Discretionary	6.9
Materials	5.4
Telecommunication Services	1.0
Short Term Investments	3.2

Total Investments	100.0%

†Total Investments at December 31, 2013

Portfolio Manager Commentary: For the year ended December 31, 2013, JNL/T. Rowe Price Value Fund outperformed its benchmark by posting a return of 37.14% for Class A shares compared to 32.53% for the Russell 1000 Value Index.

The leading contributor to relative returns was stock selection in financials (MetLife Inc., TD Ameritrade and Morgan Stanley). Stock selection and an underweight to energy also supported relative outperformance (Valero Energy Corp., Pioneer Natural Resources Co. and Phillips 66). Stock selection in industrials also added relative value (Boeing Co.). The leading detractor from relative performance was stock selection in consumer discretionary (Carnival Corp.).

The five largest purchases during the year were: General Electric Co. (“GE”), CitiGroup Inc. (“Citi”), Weyerhaeuser Co., US Airways Group Inc. (“US Airways”) and JPMorgan Chase & Co. (“JP Morgan”). The five largest sales during the year were: AT&T Inc., JPMorgan, Bank of America Corp., Cisco Systems Inc. and GE. Citi was new to the Fund while US Airways was eliminated during the year when it merged with American Airlines.

At the sector level, the largest increase in weighting during the year was in consumer staples. The most significant decrease was in telecommunication services and consumer discretionary stocks. The Fund’s sector weightings are residual of our bottom-up stock selection process and typically reflect where the portfolio manager is finding compelling valuation opportunities at the individual company level rather than through a broader thematic approach.

After a year of nearly uninterrupted strength in the U.S. equity market, we are tempering our expectations for continued gains and remain cautiously optimistic. Although balance sheets are healthy, sales growth has been tepid and profit margins appear to be peaking. Since its most recent bottom in October 2011, equity returns have been driven much more by multiple expansion than earnings growth, creating an environment where positive sentiment is outpacing the improvement in fundamentals. We would therefore not be surprised to encounter a cyclical pullback in the near term. Despite our cautious stance in the current environment, we generally remain constructive on the equity market over the long term due to strong corporate fundamentals and supportive economic data. Given current valuations, we are finding opportunities more in specific companies, rather than in larger themes. We remain disciplined in our valuation based approach and will not chase equities higher, so we are taking this opportunity to trim the Fund’s holdings to our best ideas and raise cash where appropriate to utilize should valuations become more attractive.

JNL T. Rowe Price Funds (continued) T. Rowe Price Associates, Inc. (Unaudited)

JNL/T. Rowe Price Established Growth Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	38.67%
5 Year	22.23%
10 Year	8.57%

Average Annual Total Returns for Class B Shares
1 Year	38.97%
5 Year	22.48%
Since Inception	8.51%
(Inception date March 5, 2004)

JNL/T. Rowe Price Mid-Cap Growth Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	36.50%
5 Year	23.48%
10 Year	11.12%

Average Annual Total Returns for Class B Shares
1 Year	36.72%
5 Year	23.72%
Since Inception	10.97%
(Inception date March 5, 2004)

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL T. Rowe Price Funds (continued) T. Rowe Price Associates, Inc. (Unaudited)

JNL/T. Rowe Price Short-Term Bond Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	0.10%
5 Year	2.87%
Since Inception	2.07%
(Inception date May 1, 2006)

Average Annual Total Returns for Class B Shares
1 Year	0.28%
5 Year	3.06%
Since Inception	2.29%
(Inception date May 1, 2006)

T. Rowe Price Associates, Inc. assumed portfolio management responsibility on September 28, 2009.

JNL/T. Rowe Price Value Fund (Class A)

Average Annual Total Returns* for Class A Shares
1 Year	37.14%
5 Year	20.55%
10 Year	8.41%

Average Annual Total Returns* for Class B Shares
1 Year	37.42%
5 Year	20.81%
Since Inception	8.26%
(Inception date March 5, 2004)

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance charges.

*The Fund’s investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which they would have been lower.

JNL WMC Funds Wellington Management Company, LLP (Unaudited)

Market Summary: The rally in U.S. equities began on the first trading day of the year after a last minute compromise by the U.S. Congress averted the fiscal cliff. Optimism surrounding the fiscal reprieve was furthered during the first quarter by better than expected corporate earnings, a robust housing market and a steadily improving employment picture. Solid gains in April and the first part of May paused following comments by U.S. Federal Reserve (“Fed”) Chairman Ben Bernanke that suggested the Fed might begin to slow quantitative easing (“QE”) sooner than investors anticipated. Nonetheless, equities resumed their ascent in the third quarter as the surprising no taper decision by the Federal Open Market Committee eased near term concerns about rapidly rising interest rates derailing the recovery. Additionally, accommodative rhetoric from the European Central Bank, along with encouraging data in China and further evidence of a European economic recovery, contributed to a broad based global equity rally that extended through the end of the year. The year ended with an optimistic tone as investors cheered the elimination of two market overhangs: the timing of Fed tapering and the threat of another U.S. government shutdown in January.

Global central banks’ unconventional policy measures continued to be one of the biggest influences on the market during the year. Central bank easing and signs of gradual global economic recovery imparted a positive tone to financial markets early in the year. However, concerns about a possible pull back in Fed stimulus were felt in the second quarter, triggered by Chairman Bernanke’s unexpectedly hawkish tone. Fed officials signaled a readiness to begin tapering the central bank’s asset purchases under QE by September, and to end purchases by mid 2014 if the economy strengthened sufficiently. The Fed’s earlier than expected plan to taper asset purchases sent yields sharply higher and credit spreads gapped out in sympathy. For full year 2013, bond yields in most developed and emerging markets rose due to better growth prospects and anticipation of reduced Fed monetary stimulus, respectively. Signs of economic momentum and speculation over Fed tapering weighed on U.S. Treasury prices during the year; for full year 2013, 5-year, 10-year, and 30-year Treasury yields rose 1.02%, 1.27%, and 1.02%, respectively. Globally, most spread sectors posted negative absolute returns for the year but outpaced duration equivalent government bonds.

JNL/WMC Balanced Fund

Portfolio Composition†:

Financials	16.7%
Government Securities	12.7
Health Care	10.3
Information Technology	9.4
U.S. Government Agency MBS	8.9
Industrials	8.2
Consumer Discretionary	7.2
Energy	7.0
Consumer Staples	5.0
Telecommunication Services	2.2
Utilities	2.1
Materials	1.4
Non-U.S. Government Agency ABS	0.9
Short Term Investments	8.0

Total Investments	100.0%

†Total Investments at December 31, 2013

Portfolio Manager Commentary: For the year ended December 31, 2013, JNL/WMC Balanced Fund performed in line with its blended benchmark by posting a return of 19.33% for Class A shares compared to the blended return of 19.33% for the 65% S&P 500 Index and 35% Barclays Capital U.S. Aggregate Bond Index. The Fund underperformed the S&P 500 Index, which returned 32.39%, and outperformed the Barclays Capital U.S. Aggregate Bond Index, which returned -2.02%.

The equity portfolio outperformed the S&P 500 Index during the year. Allocation among sectors, a fallout of the bottom-up stock selection process, contributed positively to relative performance. Stock selection in financials and industrials were the largest contributors to relative performance. An overweight to health care and an underweight to the lagging information technology sector also aided results. Weak security selection within health care, energy and materials detracted most from relative returns.

The top detractors from relative results within the equity portfolio included Barrick Gold Corp. (“Barrick Gold”) (materials), Rayonier Inc. (financials), as well as not owning strong performing Google Inc. (information technology). Top contributors to relative performance within the equity portfolio included Prudential Financial Inc. (financials), Ameriprise Financial Inc. (“Ameriprise”) (financials) and the portfolio’s underweight position in Apple Inc. (“Apple”). During the year, the Fund eliminated its position in Barrick Gold.

The largest purchases within the equity portfolio during the year were in Verizon Communication Inc. (telecommunication services) and EMC Corp. (“EMC”) (information technology). The largest sells during the year were the elimination of AT&T Inc. (“AT&T”) (telecommunication services) and PepsiCo Inc. (“Pepsi”) (consumer staples).

During the year, we increased the Fund’s overweight exposure to financials and industrials. We also increased the Fund’s exposure to information technology, but continue to remain underweight to this sector. The Fund’s underweights in consumer staples, consumer discretionary and materials increased during the year.

The fixed income portfolio detracted from absolute returns, but outperformed the Barclays Capital U.S. Aggregate Bond Index during the year. The portfolio benefited, on a relative basis, from duration positioning and positioning within investment grade credit. An overweight to industrials and financials within investment grade credit aided relative performance. Issuer selection was also additive within industrials. An overweight to taxable municipal bonds also benefited relative results during the year. Partially offsetting positive results was an underweight to utilities in investment grade credit as well as yield curve effects.

There were no significant changes to the fixed income portfolio’s credit quality during the year, however the average credit quality of the portfolio moved from Aa1 to Aa2. The portfolio is currently positioned with a short duration bias, an overweight to investment grade credit and a neutral view on mortgage-backed securities (“MBS”). During the year, we increased the Fund’s exposure to credit and MBS, and reduced our holdings in U.S. government securities.

At the end of the year, the Fund was slightly overweight equities and underweight fixed income.

JNL/WMC Value Fund

Portfolio Composition†:

Financials	26.2%
Consumer Discretionary	12.2
Health Care	11.8
Information Technology	11.7
Energy	11.6
Industrials	10.1
Consumer Staples	5.1
Materials	4.0
Utilities	2.6

Telecommunication Services	1.7
Short Term Investments	3.0

Total Investments	100.0%

†Total Investments at December 31, 2013

Portfolio Manager Commentary: For the year ended December 31, 2013, JNL/WMC Value Fund underperformed its benchmark by posting a return of 31.05% for Class A shares compared to 32.53% for the Russell 1000 Value Index.

Stock selection within information technology and health care detracted most from the Fund’s relative performance. Positive stock selection within financials partially offset negative relative results. Sector allocation, a residual of the bottom-up stock selection process, contributed to relative performance, due largely to an underweight allocation in utilities and an overweight position in information technology. An overweight allocation in materials and a fractional cash posi-

JNL WMC Funds (continued) Wellington Management Company, LLP (Unaudited)

JNL/WMC Value Fund (continued)

tion in an upward trending market somewhat offset positive results.

The top detractors from Fund performance included not owning the strong performing stock of Apple (information technology) and our positions in Mosaic Co. (materials) and Baxter International Inc. (health care). Top contributors to Fund performance included positions in Spirit Aerosystems Holdings Inc. (industrials) and Ameriprise (financials), as well as an underweight position in Exxon Mobil Corp. (energy).The largest purchases during the year included new positions in Verizon (telecommunication services), EMC (information technology) and Symantec Corp. (information technology). The largest sales during the year included the elimination of AT&T (telecommunication services), Stanley Black & Decker Inc. (industrials) and Pepsi (consumer staples).

During the year, the Fund’s overweight exposures increased in consumer discretionary and information technology. The Fund’s overweight exposure in materials declined, and its overweight positions in industrials and health care shifted to underweight exposures. The Fund continued to be underweight utilities, energy, financials and telecommunication services throughout the year.

JNL/WMC Balanced Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	19.33%
5 Year	12.49%
10 Year	7.36%

Average Annual Total Returns for Class B Shares
1 Year	19.62%
5 Year	12.72%
Since Inception	7.27%
(Inception date March 5, 2004)

Wellington Management Company, LLP assumed portfolio management responsibility on October 4, 2004.

JNL/WMC Value Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	31.05%
5 Year	16.05%
10 Year	8.55%

Average Annual Total Returns for Class B Shares
1 Year	31.27%
5 Year	16.27%
Since Inception	8.36%
(Inception date March 5, 2004)

Wellington Management Company, LLP assumed portfolio management responsibility on October 4, 2004.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
JNL/AQR Managed Futures Strategy Fund (b)

SHORT TERM INVESTMENTS - 94.0%

Investment Companies - 58.6%
JNL Money Market Fund, 0.01% (a) (h)	132,277	$132,277
JPMorgan U.S. Treasury Plus Money Market Fund, 0.00% (h)	150,766	150,766

		283,043

Treasury Securities - 35.4%
U.S. Treasury Bill
0.07%, 04/10/14	$139,450	139,432
0.10%, 05/29/14	15,800	15,796
0.09%, 06/05/14	15,800	15,796

		171,024

Total Short Term Investments (cost $454,046)		454,067

Total Investments - 94.0% (cost $454,046)		454,067
Other Assets and Liabilities, Net - 6.0%		28,746

Total Net Assets - 100.0%		$482,813

JNL/BlackRock Commodity Securities Strategy Fund (b) (z) *

COMMON STOCKS - 76.1%

ENERGY - 71.1%
Anadarko Petroleum Corp.	331	$26,262
Apache Corp.	281	24,108
Baker Hughes Inc.	263	14,537
Cabot Oil & Gas Corp. - Class A	920	35,665
Cameron International Corp. (c)	453	26,957
Canadian Natural Resources Ltd.	501	16,965
Carrizo Oil & Gas Inc. (c)	152	6,820
Cenovus Energy Inc.	318	9,112
Chevron Corp.	363	45,281
Cimarex Energy Co.	114	11,984
Coastal Energy Co. (c) (e)	462	8,205
ConocoPhillips	145	10,259
Devon Energy Corp.	470	29,049
Dresser-Rand Group Inc. (c)	478	28,531
Dril-Quip Inc. (c)	192	21,097
Ensco Plc - Class A	365	20,883
EOG Resources Inc.	404	67,874
EQT Corp.	237	21,286
Exxon Mobil Corp.	478	48,337
FMC Technologies Inc. (c)	624	32,594
Halliburton Co.	461	23,398
Helmerich & Payne Inc.	257	21,618
Hess Corp.	201	16,643
Marathon Oil Corp.	377	13,300
Marathon Petroleum Corp.	183	16,828
Murphy Oil Corp.	349	22,671
National Oilwell Varco Inc.	548	43,569
Noble Corp plc	362	13,581
Noble Energy Inc.	428	29,163
Occidental Petroleum Corp.	362	34,379
Phillips 66	118	9,079
Pioneer Natural Resources Co.	153	28,074
Range Resources Corp.	380	32,062
Schlumberger Ltd.	367	33,071
Southwestern Energy Co. (c)	198	7,776
Suncor Energy Inc.	874	30,654
Talisman Energy Inc.	911	10,594

	Shares/Par (p)	Value
Technip SA - ADR	547	13,209
Total SA - ADR	235	14,392
Valero Energy Corp.	198	9,984
Whiting Petroleum Corp. (c)	255	15,770
Other Securities		88,968

		1,034,589

MATERIALS - 5.0%
E.I. du Pont de Nemours & Co.	114	7,424
First Quantum Minerals Ltd.	624	11,244
Goldcorp Inc.	348	7,555
Southern Copper Corp.	358	10,269
Other Securities		36,847

		73,339

Total Common Stocks (cost $929,000)		1,107,928

COMMODITY INDEXED STRUCTURED NOTES - 7.3%
Bank of America Corp., Dow Jones-UBS Commodity Index 3 Month Forward Total Return commodity linked note, 0.18%, 06/27/14 (i)	$15,500	13,131
Deutsche Bank AG, Dow Jones-UBS Commodity Index 2 Month Forward Total Return commodity linked note, 0.24%, 12/30/14 (i)	7,500	7,857
JPMorgan Chase, Dow Jones-UBS Commodity Index 2 Month Forward Total Return commodity linked note, 0.25%, 09/15/14 (i)	7,000	7,232
JPMorgan Chase, Dow Jones-UBS Commodity Index 2 Month Forward Total Return commodity linked note, 0.24%, 01/06/15 (i)	10,500	10,986
JPMorgan Chase, Dow Jones-UBS Commodity Index Forward Total Return commodity linked note, 0.25%, 08/04/14 (i)	4,000	4,129
JPMorgan Chase, Dow Jones-UBS Commodity Index Total Return commodity linked note, 0.25%, 07/14/14 (i)	11,500	9,847
JPMorgan Chase, Dow Jones-UBS Commodity Index Total Return commodity linked note, 0.24%, 09/03/14 (i)	6,000	5,886
JPMorgan Chase, Dow Jones-UBS Commodity Index Total Return commodity linked note, 0.25%, 09/15/14 (i)	10,500	11,030
UBS AG, Dow Jones-UBS Commodity Index 2 Month Forward Total Return commodity linked note, 0.24%, 02/14/14 (i)	15,000	10,602
UBS AG, Dow Jones-UBS Commodity Index 2 Month Forward Total Return commodity linked note, 0.18%, 07/10/14 (i)	20,500	18,551
UBS AG, Dow Jones-UBS Commodity Index 2 Month Forward Total Return commodity linked note, 0.25%, 12/29/14 (i)	6,000	6,226

Total Commodity Indexed Structured Notes (cost $108,155)		105,477

SHORT TERM INVESTMENTS - 17.5%

Investment Companies - 1.1%
JNL Money Market Fund, 0.01% (a) (h)	15,653	15,653

Securities Lending Collateral - 0.9%
Securities Lending Cash Collateral Fund LLC, 0.22% (a) (h)	12,719	12,719

Treasury Securities - 15.5%
U.S. Treasury Bill
0.09%, 02/06/14	$201,600	201,596
0.10%, 05/22/14	10,400	10,397

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
0.08%, 06/12/14	14,000	13,997

		225,990

Total Short Term Investments (cost $254,361)		254,362

Total Investments - 100.9% (cost $1,291,516)		1,467,767
Other Assets and Liabilities, Net - (0.9%)		(12,816)

Total Net Assets - 100.0%		$1,454,951

JNL/BlackRock Global Allocation Fund (b) (z) *

COMMON STOCKS - 64.4%

CONSUMER DISCRETIONARY - 6.5%
Fuji Heavy Industries Ltd.	488	$14,019
General Motors Co. (c)	243	9,944
Other Securities		153,532

		177,495

CONSUMER STAPLES - 4.1%
Coca-Cola Co.	326	13,461
Nestle SA	193	14,178
Procter & Gamble Co.	189	15,407
Other Securities		69,500

		112,546

ENERGY - 5.7%
Marathon Oil Corp.	330	11,659
Marathon Petroleum Corp.	154	14,149
Royal Dutch Shell Plc - Class A	41	1,458
Royal Dutch Shell Plc - ADR	128	9,104
Other Securities		120,683

		157,053

FINANCIALS - 11.6%
Bank of America Corp.	713	11,105
BNP Paribas	149	11,649
CapitaLand Ltd.	1,220	2,940
Citigroup Inc.	264	13,759
HSBC Holdings Plc	973	10,682
JPMorgan Chase & Co.	310	18,145
Lloyds Banking Group Plc (c)	4,409	5,785
Wells Fargo & Co.	366	16,598
Other Securities		229,122

		319,785

HEALTH CARE - 9.2%
AbbVie Inc.	212	11,172
Gilead Sciences Inc. (c)	87	6,571
Pfizer Inc.	654	20,044
Roche Holding AG	61	17,007
Sanofi SA	124	13,233
Sanofi SA - ADR	2	115
Other Securities		184,140

		252,282

INDUSTRIALS - 9.7%
European Aeronautic Defence & Space Co. NV	146	11,243
General Electric Co.	855	23,977
Mitsui & Co. Ltd.	817	11,383
Safran SA	248	17,218
Siemens AG	114	15,566
Union Pacific Corp.	64	10,673
United Technologies Corp.	127	14,463
Other Securities		161,875

		266,398

	Shares/Par (p)	Value
INFORMATION TECHNOLOGY - 8.5%
Cisco Systems Inc.	445	9,989
EMC Corp.	661	16,617
Google Inc. - Class A (c)	24	27,317
MasterCard Inc. - Class A	28	23,079
Oracle Corp.	483	18,487
QUALCOMM Inc.	185	13,727
Samsung Electronics Co. Ltd.	10	13,218
Twitter Inc. Private Placement (c) (f) (q)	200	12,077
Visa Inc. - Class A	85	19,037
Other Securities		81,118

		234,666

MATERIALS - 4.7%
Rio Tinto Plc	207	11,694
Other Securities		118,007

		129,701

TELECOMMUNICATION SERVICES - 2.4%
Verizon Communications Inc.	177	8,681
Other Securities		56,791

		65,472

UTILITIES - 2.0%
Other Securities		55,644

Total Common Stocks (cost $1,491,842)		1,771,042

TRUST PREFERREDS - 0.3%

FINANCIALS - 0.3%
Other Securities		7,065

Total Trust Preferreds (cost $6,697)		7,065

PREFERRED STOCKS - 1.6%

CONSUMER DISCRETIONARY - 0.4%
Volkswagen AG	36	10,077
Other Securities		1,412

		11,489

CONSUMER STAPLES - 0.1%
Other Securities		2,332

FINANCIALS - 0.5%
HSBC Holdings Plc, 8.00%, (callable at 25 beginning 12/15/15) (m)	60	1,623
Wells Fargo & Co., 7.50% (m) (v)	1	1,084
Other Securities		11,380

		14,087

INDUSTRIALS - 0.1%
United Technologies Corp., 7.50% (e)	21	1,349
Other Securities		764

		2,113

INFORMATION TECHNOLOGY - 0.2%
Samsung Electronics Co. Ltd.	4	4,234
Other Securities		1,930

		6,164

MATERIALS - 0.1%
Other Securities		1,279

TELECOMMUNICATION SERVICES - 0.1%
Other Securities		2,524

UTILITIES - 0.1%
Other Securities		3,628

Total Preferred Stocks (cost $39,481)		43,616

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
WARRANTS - 0.0%
Other Securities		130

Total Warrants (cost $0)		130

PURCHASED OPTIONS - 0.5%
Bank of America Corp. Call Option, Strike Price 17, Expiration 01/17/15, CIT	680,863	797
Citigroup Inc. Call Option, Strike Price 60, Expiration 01/17/15, BOA	190,642	450
Coca-Cola Co. Call Option, Strike Price 45, Expiration 01/16/15, DUB	553,108	642
EMC Corp. Call Option, Strike Price 40, Expiration 01/18/14, GSI	265,885	—
General Electric Co. Call Option, Strike Price 35, Expiration 01/18/14, GSI	379,836	—
Oracle Corp. Call Option, Strike Price 42, Expiration 01/16/15, DUB	276,554	495
Qualcomm Inc. Call Option, Strike Price 95, Expiration 01/18/14, GSI	151,932	—
S&P 500 Index Put Option, Strike Price 1,744.05, Expiration 02/21/14, BNP	7,898	83
Siemens AG Call Option, Strike Price 150, Expiration 01/16/15, DUB	69,138	346
Tokyo Stock Exchange Price Index Call Option, Strike Price JPY 1,153.54, Expiration 06/13/14, BOA	4,818	754
Tokyo Stock Exchange Price Index Call Option, Strike Price JPY 1,246.74, Expiration 09/12/14, CIT	668,644	641
Tokyo Stock Exchange Price Index Call Option, Strike Price JPY 1,271.41, Expiration 03/14/14, BNP	680,353	381
United Technologies Corp. Call Option, Strike Price 120, Expiration 01/18/14, GSI	57,735	4
Visa Inc. Call Option, Strike Price 190, Expiration 01/18/14, GSI	31,998	1,051
Other Securities		7,787

Total Purchased Options (cost $17,489)		13,431

INVESTMENT COMPANIES - 1.1%
iShares Gold Trust Fund (a) (c)	435	5,085
SPDR Gold Trust (c)	138	16,016
Other Securities		10,271

Total Investment Companies (cost $40,416)		31,372

CORPORATE BONDS AND NOTES - 7.6%

CONSUMER DISCRETIONARY - 1.0%
Other Securities		28,331

CONSUMER STAPLES - 0.2%
Other Securities		4,960

ENERGY - 0.8%
Other Securities		21,265

FINANCIALS - 2.9%
Bank of America Corp.
1.35%, 11/21/16	1,175	1,174
2.00%, 01/11/18	1,989	1,985
1.32%, 03/22/18 (i) (e)	1,146	1,161
BNP Paribas SA, 2.40%, 12/12/18	4,474	4,474
CapitaLand Ltd.
2.10%, 11/15/16 (r) (v), SGD	3,000	2,376
2.95%, 06/20/22 (q) (v), SGD	5,250	4,134
1.95%, 10/17/23 (e) (q) (v), SGD	2,500	1,951
Citigroup Inc., 5.95%, (callable at 100 beginning 01/30/23) (i) (m)	1,105	1,023

	Shares/Par (p)	Value
HSBC USA Inc., 1.63%, 01/16/18	1,425	1,405
JPMorgan Chase & Co, 5.15%, (callable at 100 beginning 05/01/23) (i) (m)	2,771	2,487
JPMorgan Chase & Co., 6.13%, 06/27/17	1,138	1,292
Lloyds Bank Plc
13.00% (callable at 100 beginning 01/22/29) (m), GBP	2,575	6,774
2.30%, 11/27/18	554	552
Merrill Lynch & Co. Inc., 6.88%, 04/25/18	1,342	1,586
Other Securities		48,044

		80,418

HEALTH CARE - 0.8%
Gilead Sciences Inc., 1.63%, 05/01/16 (v)	2,556	8,430
Other Securities		13,273

		21,703

INDUSTRIALS - 0.3%
Other Securities		7,475

INFORMATION TECHNOLOGY - 0.4%
Other Securities		11,197

MATERIALS - 0.3%
Other Securities		7,029

TELECOMMUNICATION SERVICES - 0.9%
Verizon Communications Inc., 1.99%, 09/14/18 (i)	11,529	12,123
Other Securities		12,896

		25,019

UTILITIES - 0.0%
Other Securities		148

Total Corporate Bonds and Notes (cost $198,263)		207,545

GOVERNMENT AND AGENCY OBLIGATIONS - 11.7%

GOVERNMENT SECURITIES - 11.7%

Sovereign - 5.1%
Australia Government Bond, 5.50%, 04/21/23, AUD	14,284	14,090
Brazil Government International Bond, 5.88%, 01/15/19 (e)	473	530
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/23, BRL	30,542	10,934
Federal Republic of Germany
4.25%, 07/04/17, EUR	16,458	25,557
3.50%, 07/04/19, EUR	12,939	20,108
Mexico Government International Bond, 5.95%, 03/19/19 (e)	1,246	1,439
Queensland Treasury Corp.
6.00%, 09/14/17, AUD	11,249	10,978
6.00%, 06/14/21, AUD	4,285	4,256
United Kingdom Treasury Bond, 1.25%, 07/22/18, GBP	18,843	30,343
Other Securities		21,033

		139,268

Treasury Inflation Index Securities - 0.3%
Brazil Inflation Indexed Notas do Tesouro Nacional
6.00%, 08/15/22 (s), BRL	6,188	6,180
6.00%, 08/15/24 (s), BRL	3,373	3,352

		9,532

U.S. Treasury Securities - 6.3%
U.S. Treasury Note
0.25%, 03/31/15	14,199	14,206
2.25%, 03/31/16	18,769	19,518
0.63%, 09/30/17	11,301	11,063

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
1.00%, 05/31/18	21,836	21,352
1.38%, 07/31/18	21,239	21,039
1.38%, 09/30/18	6,257	6,177
1.25%, 10/31/18	34,216	33,524
1.25%, 11/30/18	14,338	14,023
1.50%, 12/31/18	11,293	11,160
2.00%, 11/15/21	3,424	3,263
1.75%, 05/15/22	4,030	3,720
2.50%, 08/15/23	11,357	10,886
2.75%, 11/15/23	2,936	2,867

		172,798

Total Government and Agency Obligations (cost $330,657)		321,598

SHORT TERM INVESTMENTS - 13.8%

Securities Lending Collateral - 2.3%
Securities Lending Cash Collateral Fund LLC, 0.22% (a) (h)	62,724	62,724

Treasury Securities - 11.5%
Japan Treasury Bill
0.00%, 01/15/14, JPY	250,000	2,374
0.00%, 01/27/14, JPY	830,000	7,881
0.00%, 02/10/14, JPY	710,000	6,742
0.00%, 03/17/14, JPY	560,000	5,317
Mexico Cetes
0.30%, 01/09/14, MXN	3,365	2,575
0.30%, 02/06/14, MXN	4,058	3,097
0.26%, 03/20/14, MXN	5,611	4,265
0.26%, 04/03/14, MXN	4,204	3,191
0.27%, 04/30/14, MXN	5,996	4,540
0.26%, 05/15/14, MXN	2,387	1,804
0.26%, 05/29/14, MXN	1,411	1,065
U.S. Treasury Bill
0.05%, 01/02/14	$5,000	5,000
0.04%, 01/16/14	41,550	41,549
0.03%, 01/30/14	12,900	12,900
0.09%, 02/06/14	43,100	43,099
0.03%, 02/13/14	22,400	22,399
0.03%, 02/20/14	10,400	10,400
0.08%, 04/03/14	13,200	13,198
0.07%, 04/10/14	16,000	15,998
0.08%, 04/17/14	7,200	7,199
0.06%, 05/01/14	65,800	65,788
0.07%, 05/08/14	7,200	7,199
0.06%, 05/15/14	20,000	19,996
0.09%, 06/19/14	9,300	9,296

		316,872

Total Short Term Investments (cost $380,960)		379,596

Total Investments - 101.0% (cost $2,505,805)		2,775,395
Other Assets and Liabilities, Net - (1.0%)		(27,343)

Total Net Assets - 100.0%		$2,748,052

JNL/BlackRock Large Cap Select Growth Fund

COMMON STOCKS - 99.4%

CONSUMER DISCRETIONARY - 28.7%
Amazon.com Inc. (c)	94	$37,553
Carmax Inc. (c)	153	7,195
Comcast Corp. - Class A	594	30,856
Delphi Automotive Plc	153	9,191
Expedia Inc.	207	14,418
Liberty Global Plc - Class A (c)	292	26,013

	Shares/Par (p)	Value
Lumber Liquidators Holdings Inc. (c)	52	5,320
Melco Crown Entertainment Ltd. - ADR (c)	217	8,507
Michael Kors Holdings Ltd. (c)	123	10,011
Nike Inc. - Class B	279	21,926
Priceline.com Inc. (c)	19	22,589
Sirius XM Holdings Inc (c)	5,126	17,890
Starbucks Corp.	227	17,821
Time Warner Inc.	335	23,322
Walt Disney Co.	296	22,626
Wynn Resorts Ltd.	79	15,408

		290,646

CONSUMER STAPLES - 2.2%
Estee Lauder Cos. Inc. - Class A	162	12,229
Mondelez International Inc. - Class A	285	10,070

		22,299

ENERGY - 3.3%
Cabot Oil & Gas Corp. - Class A	193	7,499
Concho Resources Inc. (c)	63	6,763
FMC Technologies Inc. (c)	196	10,218
Laredo Petroleum Holdings Inc. (c)	325	9,005

		33,485

FINANCIALS - 3.2%
Discover Financial Services	157	8,811
IntercontinentalExchange Group Inc	53	11,818
Moody’s Corp.	155	12,167

		32,796

HEALTH CARE - 13.0%
AbbVie Inc.	403	21,258
Allergan Inc.	93	10,276
Gilead Sciences Inc. (c)	288	21,654
Intuitive Surgical Inc. (c)	46	17,648
Regeneron Pharmaceuticals Inc. (c)	64	17,527
United Therapeutics Corp. (c)	184	20,805
Valeant Pharmaceuticals International Inc. (c)	193	22,637

		131,805

INDUSTRIALS - 13.3%
Canadian Pacific Railway Ltd.	48	7,288
Eaton Corp. Plc	346	26,348
Precision Castparts Corp.	116	31,337
Roper Industries Inc.	71	9,778
SolarCity Corp. (c) (e)	148	8,434
Union Pacific Corp.	127	21,271
United Rentals Inc. (c) (e)	14	1,058
United Technologies Corp.	167	19,024
Verisk Analytics Inc. - Class A (c)	155	10,208

		134,746

INFORMATION TECHNOLOGY - 28.9%
Alliance Data Systems Corp. (c)	55	14,428
AOL Inc. (c)	135	6,312
Autodesk Inc. (c)	495	24,934
eBay Inc. (c)	228	12,497
Facebook Inc. - Class A (c)	121	6,627
Google Inc. - Class A (c)	42	47,044
LinkedIn Corp. - Class A (c)	99	21,521
MasterCard Inc. - Class A	14	11,875
Sina Corp. (c)	202	17,046
Splunk Inc. (c)	207	14,240
Visa Inc. - Class A	181	40,282
VMware Inc. - Class A (c) (e)	122	10,952
Yahoo! Inc. (c)	685	27,684
Yandex NV - Class A (c) (e)	268	11,581
Yelp Inc. - Class A (c)	265	18,245

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
Youku Inc. - ADR (c)	268	8,128

		293,396

MATERIALS - 2.0%
Eastman Chemical Co.	63	5,102
Monsanto Co.	126	14,724

		19,826

TELECOMMUNICATION SERVICES - 4.8%
SoftBank Corp.	406	35,609
Vivendi SA	488	12,870

		48,479

Total Common Stocks (cost $854,501)		1,007,478

SHORT TERM INVESTMENTS - 1.6%

Investment Companies - 0.9%
JNL Money Market Fund, 0.01% (a) (h)	8,761	8,761

Securities Lending Collateral - 0.7%
Securities Lending Cash Collateral Fund LLC, 0.22% (a) (h)	7,429	7,429

Total Short Term Investments (cost $16,190)		16,190

Total Investments - 101.0% (cost $870,691)		1,023,668
Other Assets and Liabilities, Net - (1.0%)		(9,879)

Total Net Assets - 100.0%		$1,013,789

JNL/Brookfield Global Infrastructure Fund

COMMON STOCKS - 98.0%

AUSTRALIA - 1.0%
DUET Group	1,740	$3,108
Spark Infrastructure Group	2,682	3,898

		7,006

BRAZIL - 4.1%
CCR SA	2,571	19,365
Cia de Saneamento Basico do Estado de Sao Paulo - ADR (e)	718	8,142

		27,507

CANADA - 14.1%
Canadian National Railway Co. (e)	256	14,600
Enbridge Inc.	718	31,382
Keyera Corp. (e)	112	6,710
Pembina Pipeline Corp. (e)	274	9,647
TransCanada Corp. (e)	581	26,567
Veresen Inc. (e)	480	6,454

		95,360

CHINA - 4.6%
Beijing Enterprises Holdings Ltd.	1,565	15,541
ENN Energy Holdings Ltd.	1,420	10,526
Guangshen Railway Co. Ltd. - Class H	5,749	2,669
Zhejiang Expressway Co. Ltd. - Class H	2,736	2,590

		31,326

FRANCE - 3.2%
Eutelsat Communications Group SA	370	11,545
Vinci SA	151	9,912

		21,457

HONG KONG - 3.5%
Anhui Expressway Co. - Class H	1,597	885
COSCO Pacific Ltd.	5,732	7,889
Hong Kong & China Gas Co. Ltd.	485	1,114
Kunlun Energy Co. Ltd.	7,441	13,153

	Shares/Par (p)	Value
Sichuan Expressway Co. Ltd. - Class H	3,130	926

		23,967

ITALY - 4.9%
Atlantia SpA (e)	533	11,932
Snam Rete Gas SpA	3,746	20,939

		32,871

MEXICO - 0.3%
Infraestructura Energetica Nova SAB de CV	570	2,277

SPAIN - 4.2%
Ferrovial SA	935	18,119
Red Electrica Corp. SA (e)	151	10,104

		28,223

SWITZERLAND - 1.9%
Flughafen Zuerich AG	22	12,625

UNITED KINGDOM - 7.5%
National Grid Plc	2,408	31,499
Pennon Group Plc	852	9,309
United Utilities Group Plc	897	9,988

		50,796

UNITED STATES OF AMERICA - 48.7%
Access Midstream Partners LP	246	13,898
American Tower Corp.	495	39,512
Crestwood Equity Partners LP (e)	578	7,993
Crown Castle International Corp. (c)	336	24,702
Energy Transfer Equity LP	172	14,087
Enterprise Products Partners LP	280	18,587
EQT Midstream Partners LP	150	8,795
EV Energy Partner LP	198	6,715
MarkWest Energy Partners LP	174	11,476
MPLX LP	164	7,287
NiSource Inc.	342	11,235
Northeast Utilities	219	9,263
SBA Communications Corp. (c)	180	16,171
SemGroup Corp. - Class A	196	12,811
Sempra Energy	245	21,983
Spectra Energy Corp.	840	29,938
Targa Resources Corp.	89	7,821
Teekay Corp.	258	12,377
Union Pacific Corp.	120	20,177
Waste Connections Inc.	302	13,154
Williams Cos. Inc.	533	20,572

		328,554

Total Common Stocks (cost $584,071)		661,969

SHORT TERM INVESTMENTS - 12.5%

Investment Companies - 2.4%
JNL Money Market Fund, 0.01% (a) (h)	16,094	16,094

Securities Lending Collateral - 10.1%
Securities Lending Cash Collateral Fund LLC, 0.22% (a) (h)	68,043	68,043

Total Short Term Investments (cost $84,137)		84,137

Total Investments - 110.5% (cost $668,208)		746,106
Other Assets and Liabilities, Net - (10.5%)		(71,038)

Total Net Assets - 100.0%		$675,068

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
JNL/Capital Guardian Global Balanced Fund (z) *

COMMON STOCKS - 66.5%

CONSUMER DISCRETIONARY - 10.7%
Daimler AG	53	$4,629
Hyundai Mobis	10	2,857
JUMBO SA (c)	221	3,519
Sirius XM Holdings Inc (c)	851	2,970
Tiffany & Co.	29	2,709
Other Securities		35,054

		51,738

CONSUMER STAPLES - 3.2%
Nestle SA	48	3,503
Pernod-Ricard SA	29	3,318
Other Securities		8,944

		15,765

ENERGY - 2.5%
Other Securities		12,038

FINANCIALS - 13.8%
ACE Ltd.	35	3,624
AIA Group Ltd. (q)	1,282	6,451
American Tower Corp.	39	3,121
BNP Paribas	30	2,372
Goldman Sachs Group Inc.	17	2,925
IntercontinentalExchange Group Inc	12	2,789
Marsh & McLennan Cos. Inc.	87	4,198
PICC Property & Casualty Co. Ltd. - Class H	2,071	3,080
Sampo Oyj - Class A	67	3,303
Sberbank of Russia - ADR	239	3,016
Sberbank of Russia - GDR (c) (q)	51	628
Other Securities		31,564

		67,071

HEALTH CARE - 8.4%
Bayer AG	34	4,770
Bristol-Myers Squibb Co.	114	6,080
Gilead Sciences Inc. (c)	151	11,318
Roche Holding AG	12	3,293
Seattle Genetics Inc. (c) (e)	79	3,159
Other Securities		12,035

		40,655

INDUSTRIALS - 11.0%
Assa Abloy AB - Class B	53	2,805
Beijing Enterprises Holdings Ltd.	418	4,152
Boeing Co.	28	3,876
Caterpillar Inc.	42	3,787
Danaher Corp.	40	3,111
Eaton Corp. Plc	85	6,478
Hexcel Corp. (c)	92	4,111
Norfolk Southern Corp.	33	3,036
Schneider Electric SA	30	2,609
Other Securities		19,288

		53,253

INFORMATION TECHNOLOGY - 10.0%
Apple Inc.	6	3,423
ASML Holding NV	51	4,816
ASML Holding NV - ADR	2	197
Gemalto NV (e)	24	2,692
Genpact Ltd. (c)	170	3,116
Google Inc. - Class A (c)	4	4,416
Keyence Corp.	6	2,682
Oracle Corp.	95	3,650

	Shares/Par (p)	Value
Other Securities		23,584

		48,576

MATERIALS - 3.0%
Other Securities		14,777

TELECOMMUNICATION SERVICES - 3.6%
SoftBank Corp.	46	4,028
Other Securities		13,236

		17,264

UTILITIES - 0.3%
Other Securities		1,720

Total Common Stocks (cost $248,929)		322,857

PREFERRED STOCKS - 0.1%

INFORMATION TECHNOLOGY - 0.0%
Other Securities		—

TELECOMMUNICATION SERVICES - 0.1%
Other Securities		278

Total Preferred Stocks (cost $1,045)		278

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.4%
Other Securities		1,819

Total Non-U.S. Government Agency Asset- Backed Securities (cost $1,841)		1,819

CORPORATE BONDS AND NOTES - 5.7%

CONSUMER DISCRETIONARY - 0.5%
Other Securities		2,370

CONSUMER STAPLES - 0.4%
Other Securities		1,974

ENERGY - 0.5%
Other Securities		2,559

FINANCIALS - 2.2%
BNP Paribas SA, 5.00%, 01/15/21	350	383
Goldman Sachs Group Inc.
5.25%, 07/27/21	200	219
3.63%, 01/22/23 (e)	570	551
Other Securities		9,325

		10,478

HEALTH CARE - 0.6%
Other Securities		2,805

INDUSTRIALS - 0.2%
Norfolk Southern Corp., 3.25%, 12/01/21	225	218
Other Securities		835

		1,053

INFORMATION TECHNOLOGY - 0.1%
Other Securities		715

MATERIALS - 0.2%
Other Securities		956

TELECOMMUNICATION SERVICES - 0.5%
Other Securities		2,338

UTILITIES - 0.5%
Other Securities		2,544

Total Corporate Bonds and Notes (cost $26,836)		27,792

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
GOVERNMENT AND AGENCY OBLIGATIONS - 22.7%

GOVERNMENT SECURITIES - 19.6%

Federal Home Loan Bank - 0.2% (w)
Other Securities		1,023

Federal Home Loan Mortgage Corp. - 0.5% (w)
Federal Home Loan Mortgage Corp., 1.75%, 09/10/15	2,350	2,405

Federal National Mortgage Association - 0.0% (w)
Federal National Mortgage Association, 7.13%, 01/15/30	50	68

Municipals - 0.1%
Other Securities		560

Sovereign - 15.1%
Bundesobligation
2.25%, 04/11/14, EUR	80	111
2.00%, 02/26/16, EUR	515	735
Federal Republic of Germany
3.75%, 01/04/17, EUR	240	363
3.00%, 07/04/20, EUR	100	152
2.25%, 09/04/21, EUR	80	116
1.50%, 02/15/23, EUR	195	260
4.00%, 01/04/37, EUR	180	300
3.25%, 07/04/42, EUR	480	725
Italy Buoni Poliennali Del Tesoro
4.75%, 06/01/17, EUR	230	343
3.50%, 06/01/18, EUR	230	329
4.50%, 03/01/19, EUR	800	1,189
4.50%, 03/01/24, EUR	550	785
Japan Government Bond
0.10%, 06/15/14, JPY	121,350	1,153
1.50%, 09/20/14, JPY	120,000	1,151
1.70%, 09/20/16, JPY	35,000	346
1.70%, 09/20/17, JPY	225,000	2,256
1.00%, 09/20/20, JPY	30,000	296
1.20%, 12/20/20, JPY	46,650	465
1.20%, 06/20/21, JPY	184,700	1,841
2.00%, 12/20/25, JPY	95,000	1,020
1.60%, 03/20/32, JPY	134,200	1,306
2.30%, 12/20/35, JPY	85,000	905
2.00%, 03/20/42, JPY	35,000	353
Mexico Bonos
8.00%, 12/17/15, MXN	5,000	413
7.75%, 12/14/17, MXN	6,200	521
8.00%, 06/11/20, MXN	3,000	257
6.50%, 06/10/21, MXN	17,500	1,375
10.00%, 12/05/24, MXN	17,500	1,712
10.00%, 11/20/36, MXN	5,000	486
8.50%, 11/18/38, MXN	930	79
Mexico Government International Bond
5.13%, 01/15/20 (e)	350	388
3.63%, 03/15/22	156	156
4.00%, 10/02/23	110	109
Poland Government Bond
5.75%, 04/25/14, PLN	1,500	502
5.25%, 10/25/17, PLN	2,465	867
5.25%, 10/25/20, PLN	3,350	1,189
5.75%, 10/25/21, PLN	4,725	1,719
5.75%, 09/23/22, PLN	3,065	1,119
Poland Government International Bond
5.13%, 04/21/21	215	234
5.00%, 03/23/22	150	160
Republic of Deutschland, 4.25%, 07/04/18, EUR	600	951
Spain Government Bond
3.80%, 01/31/17, EUR	1,320	1,909
5.50%, 07/30/17, EUR	677	1,034
4.50%, 01/31/18, EUR	290	429

	Shares/Par (p)	Value
3.75%, 10/31/18, EUR	140	201
5.40%, 01/31/23 (q), EUR	2,735	4,133
Sweden Government Bond
4.50%, 08/12/15, SEK	1,535	253
3.75%, 08/12/17, SEK	12,270	2,064
5.00%, 12/01/20, SEK	2,900	533
3.50%, 06/01/22, SEK	7,260	1,229
United Kingdom Treasury Bond
2.25%, 03/07/14, GBP	130	216
2.75%, 01/22/15, GBP	750	1,271
1.75%, 01/22/17, GBP	250	421
3.75%, 09/07/21, GBP	330	588
1.75%, 09/07/22, GBP	400	605
2.25%, 09/07/23, GBP	535	828
5.00%, 03/07/25, GBP	400	775
4.50%, 09/07/34, GBP	320	601
4.25%, 12/07/40, GBP	325	594
3.25%, 01/22/44, GBP	100	153
4.25%, 12/07/46, GBP	320	593
Other Securities		25,740

		72,907

Treasury Inflation Index Securities - 0.4%
Mexico Government Inflation Indexed Bond
3.50%, 12/14/17 (s), MXN	492	41
4.00%, 11/15/40 (s), MXN	476	37
U.S. Treasury Inflation Indexed Note
1.88%, 07/15/15 (n)	300	316
0.38%, 07/15/23 (n)	713	686
2.38%, 01/15/25 (n)	186	213
0.63%, 02/15/43 (n)	152	117
Other Securities		609

		2,019

U.S. Treasury Securities - 3.3%
U.S. Treasury Bond
5.38%, 02/15/31	50	61
4.38%, 02/15/38	1,325	1,437
3.13%, 02/15/43	75	64
2.88%, 05/15/43	1,025	827
3.63%, 08/15/43 (e)	150	141
U.S. Treasury Note
1.25%, 02/15/14	1,175	1,177
0.38%, 08/31/15	210	210
1.38%, 11/30/15	2,850	2,905
1.50%, 07/31/16	570	583
1.00%, 09/30/16	1,175	1,185
1.00%, 03/31/17	2,930	2,937
1.38%, 06/30/18	600	595
1.38%, 09/30/18	230	227
3.75%, 11/15/18	600	658
3.50%, 05/15/20	1,500	1,617
2.13%, 08/15/21	200	194
1.75%, 05/15/22	450	415
1.75%, 05/15/23	150	135
2.50%, 08/15/23	500	479

		15,847

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 3.1%

Federal Home Loan Mortgage Corp. - 0.9%
Federal Home Loan Mortgage Corp.
1.87%, 11/25/19	40	39
0.79%, 07/25/20	185	185
1.69%, 01/25/22	24	24
2.78%, 09/25/22	43	44
2.52%, 01/25/23	70	66
3.11%, 02/25/23	50	49
2.62%, 03/25/23	50	50

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
3.30%, 04/25/23 (i)	32	31
3.53%, 07/25/23	30	30
2.58%, 10/01/42 (i)	663	675
4.00%, 05/01/43	49	51
4.00%, 05/01/43	19	20
4.00%, 06/01/43	53	54
4.00%, 07/01/43	103	106
4.00%, 08/01/43	74	76
4.00%, 08/01/43	212	219
4.00%, 09/01/43	1,070	1,105
4.00%, 09/01/43	566	583
4.00%, 09/01/43	283	292
4.00%, 11/01/43	198	204
REMIC, 1.32%, 12/25/18	24	24
REMIC, 1.73%, 07/25/19	25	24
REMIC, 0.55%, 04/25/20 (i)	205	205
REMIC, 1.58%, 04/25/22	49	47
REMIC, 1.88%, 04/25/22	25	24
REMIC, 2.36%, 07/25/22	25	23
REMIC, 2.78%, 09/25/22	25	25
REMIC, 2.68%, 10/25/22	25	24

		4,299

Federal National Mortgage Association - 2.0%
Federal National Mortgage Association
3.00%, 01/01/27	940	960
3.00%, 07/01/27	471	482
2.50%, 05/01/28	24	24
2.50%, 05/01/28	23	23
2.50%, 06/01/28	44	43
2.50%, 09/01/28	765	758
2.00%, 01/15/29, TBA (g)	100	96
3.50%, 10/01/42, TBA (g)	—	—
3.00%, 12/01/42	151	143
2.51%, 01/01/43 (i)	757	749
3.00%, 04/01/43	787	748
3.00%, 04/01/43	2,138	2,032
4.00%, 05/01/43	96	99
4.00%, 10/01/43	304	314
4.00%, 11/01/43	709	733
3.00%, 01/15/44, TBA (g)	200	190
3.50%, 01/15/44, TBA (g)	720	715
4.00%, 01/15/44, TBA (g)	100	103
4.50%, 01/15/44, TBA (g)	1,300	1,377
REMIC, 2.61%, 03/25/22 (i)	25	24
REMIC, 3.33%, 10/25/23 (i)	209	204

		9,817

Government National Mortgage Association - 0.2%
Other Securities		1,033

Total Government and Agency Obligations (cost $112,359)		109,978

OTHER EQUITY INTERESTS - 0.0%
Other Securities		160

Total Other Equity Interests (cost $157)		160

SHORT TERM INVESTMENTS - 8.3%

Investment Companies - 4.6%
JNL Money Market Fund, 0.01% (a) (h)	22,308	22,308

	Shares/Par (p)	Value
Securities Lending Collateral - 3.7%
Securities Lending Cash Collateral Fund LLC, 0.22% (a) (h)	18,057	18,057

Total Short Term Investments (cost $40,365)		40,365

Total Investments - 103.7% (cost $431,532)		503,249
Other Assets and Liabilities, Net - (3.7%)		(17,920)

Total Net Assets - 100.0%		$485,329

JNL/Capital Guardian Global Diversified Research Fund (z) *

COMMON STOCKS - 96.1%

AUSTRALIA - 2.3%
Coca-Cola Amatil Ltd. (e)	338	$3,631
Oil Search Ltd.	525	3,817
Other Securities		2,225

		9,673

BRAZIL - 0.3%
Other Securities		1,295

CANADA - 1.3%
Other Securities		5,651

CHILE - 0.3%
Other Securities		1,289

CHINA - 1.2%
Other Securities		4,993

DENMARK - 1.3%
Novo-Nordisk A/S - Class B	29	5,370

FINLAND - 1.0%
Sampo Oyj - Class A	89	4,355

FRANCE - 2.4%
BNP Paribas	49	3,796
Pernod-Ricard SA	32	3,642
Other Securities		2,672

		10,110

GERMANY - 2.8%
Bayer AG	65	9,104
Other Securities		2,517

		11,621

GREECE - 0.6%
Other Securities		2,424

HONG KONG - 3.7%
AIA Group Ltd.	851	4,281
Cheung Kong Infrastructure Holdings Ltd.	541	3,420
HKT Trust (q)	3,530	3,493
Other Securities		4,480

		15,674

INDIA - 0.7%
Other Securities		3,169

IRELAND - 2.5%
Eaton Corp. Plc	65	4,910
Other Securities		5,478

		10,388

JAPAN - 8.6%
SoftBank Corp.	56	4,888
Sumitomo Mitsui Financial Group Inc.	98	5,096

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
Other Securities		25,973

		35,957

MACAU - 0.9%
Wynn Macau Ltd.	880	4,002

MALAYSIA - 0.2%
Other Securities		915

MEXICO - 0.8%
Other Securities		3,210

NETHERLANDS - 2.8%
ASML Holding NV	40	3,734
Other Securities		7,933

		11,667

NORWAY - 0.4%
Other Securities		1,671

SINGAPORE - 1.7%
Singapore Telecommunications Ltd.	1,060	3,083
Other Securities		3,952

		7,035

SOUTH KOREA - 2.4%
LG Household & Health Care Ltd.	6	3,325
Samsung Electronics Co. Ltd.	3	3,504
Samsung Electronics Co. Ltd. - GDR	2	1,113
Other Securities		2,176

		10,118

SPAIN - 0.2%
Other Securities		1,057

SWEDEN - 1.3%
Assa Abloy AB - Class B	101	5,342

SWITZERLAND - 5.9%
Nestle SA	44	3,239
Partners Group Holding AG	12	3,140
Roche Holding AG	17	4,788
Syngenta AG	10	3,928
Other Securities		9,567

		24,662

THAILAND - 0.4%
Other Securities		1,579

UNITED KINGDOM - 6.8%
Aon Plc - Class A	45	3,767
Barclays Plc	1,080	4,883
Imperial Tobacco Group Plc	111	4,304
Meggitt Plc	376	3,295
Signet Jewelers Ltd.	42	3,290
Other Securities		9,086

		28,625

UNITED STATES OF AMERICA - 43.3%
Amazon.com Inc. (c)	9	3,469
American Tower Corp.	111	8,892
Apple Inc.	11	6,004
ASML Holding NV - ADR	19	1,799
BlackRock Inc.	12	3,766
Boeing Co.	27	3,644
Bristol-Myers Squibb Co.	152	8,068
Chevron Corp.	39	4,872
Comcast Corp. - Class A	67	3,502
Danaher Corp.	65	5,003
Delphi Automotive Plc	61	3,644
Express Scripts Holding Co. (c)	51	3,596
Gilead Sciences Inc. (c)	265	19,937

	Shares/Par (p)	Value
Goldman Sachs Group Inc.	18	3,120
Google Inc. - Class A (c)	4	4,819
Hexcel Corp. (c)	124	5,542
Home Depot Inc.	37	3,038
Mosaic Co.	63	2,969
Oracle Corp.	114	4,346
Seattle Genetics Inc. (c) (e)	184	7,340
Sirius XM Holdings Inc (c)	1,492	5,206
Starbucks Corp.	66	5,189
VeriSign Inc. (c) (e)	95	5,685
Other Securities		58,688

		182,138

Total Common Stocks (cost $288,425)		403,990

SHORT TERM INVESTMENTS - 6.9%

Investment Companies - 4.1%
JNL Money Market Fund, 0.01% (a) (h)	17,268	17,268

Securities Lending Collateral - 2.8%
Securities Lending Cash Collateral Fund LLC, 0.22% (a) (h)	11,569	11,569

Total Short Term Investments (cost $28,837)		28,837

Total Investments - 103.0% (cost $317,262)		432,827
Other Assets and Liabilities, Net - (3.0%)		(12,488)

Total Net Assets - 100.0%		$420,339

JNL/DFA U.S. Core Equity Fund (z) *

COMMON STOCKS - 98.9%

CONSUMER DISCRETIONARY - 13.7%
Amazon.com Inc. (c)	6	$2,293
Comcast Corp. - Class A	50	2,598
Comcast Corp. - Special Class A	11	550
Home Depot Inc.	23	1,853
Time Warner Inc.	21	1,453
Walt Disney Co.	26	2,017
Other Securities		57,667

		68,431

CONSUMER STAPLES - 6.9%
Coca-Cola Co.	48	1,992
CVS Caremark Corp.	24	1,701
PepsiCo Inc.	25	2,044
Philip Morris International Inc.	21	1,819
Procter & Gamble Co.	43	3,504
Wal-Mart Stores Inc.	26	2,029
Other Securities		21,415

		34,504

ENERGY - 10.0%
Chevron Corp.	43	5,369
ConocoPhillips	27	1,925
Exxon Mobil Corp.	97	9,843
Occidental Petroleum Corp.	18	1,738
Schlumberger Ltd.	21	1,909
Other Securities		29,428

		50,212

FINANCIALS - 17.5%
American Express Co.	15	1,388
American International Group Inc.	33	1,673
Bank of America Corp.	249	3,880
Berkshire Hathaway Inc. - Class B (c)	29	3,475
Citigroup Inc.	71	3,692

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
Goldman Sachs Group Inc.	10	1,768
JPMorgan Chase & Co.	87	5,095
U.S. Bancorp	41	1,672
Wells Fargo & Co.	116	5,246
Other Securities		59,780

		87,669

HEALTH CARE - 11.1%
Amgen Inc.	12	1,375
Bristol-Myers Squibb Co.	26	1,371
Gilead Sciences Inc. (c)	24	1,811
Johnson & Johnson	45	4,148
Merck & Co. Inc.	46	2,320
Pfizer Inc.	144	4,419
UnitedHealth Group Inc.	23	1,735
Other Securities		38,415

		55,594

INDUSTRIALS - 13.5%
3M Co.	10	1,436
Boeing Co.	11	1,567
General Electric Co.	225	6,314
Union Pacific Corp.	10	1,754
United Technologies Corp.	14	1,587
Other Securities		55,110

		67,768

INFORMATION TECHNOLOGY - 16.9%
Apple Inc.	14	8,016
Cisco Systems Inc.	121	2,723
Facebook Inc. - Class A (c)	28	1,514
Google Inc. - Class A (c)	4	4,905
Intel Corp.	110	2,852
International Business Machines Corp.	12	2,328
MasterCard Inc. - Class A	2	1,420
Microsoft Corp.	126	4,700
Oracle Corp.	53	2,028
QUALCOMM Inc.	28	2,043
Visa Inc. - Class A	8	1,837
Other Securities		50,184

		84,550

MATERIALS - 4.4%
Other Securities		21,828

TELECOMMUNICATION SERVICES - 2.0%
AT&T Inc.	118	4,134
Verizon Communications Inc.	62	3,058
Other Securities		2,991

		10,183

UTILITIES - 2.9%
Other Securities		14,234

Total Common Stocks (cost $389,533)		494,973

WARRANTS - 0.0%
Other Securities		—

Total Warrants (cost $0)		—

SHORT TERM INVESTMENTS - 4.5%

Investment Companies - 1.0%
JNL Money Market Fund, 0.01% (a) (h)	5,151	5,151

	Shares/Par (p)	Value
Securities Lending Collateral - 3.5%
Securities Lending Cash Collateral Fund LLC, 0.22% (a) (h)	17,514	17,514

Total Short Term Investments (cost $22,665)		22,665

Total Investments - 103.4% (cost $412,198)		517,638
Other Assets and Liabilities, Net - (3.4%)		(16,884)

Total Net Assets - 100.0%		$500,754

JNL/Eagle SmallCap Equity Fund (z) *

COMMON STOCKS - 99.9%

CONSUMER DISCRETIONARY - 17.5%
Bally Technologies Inc. (c)	447	$35,045
Deckers Outdoor Corp. (c) (e)	213	17,993
Genesco Inc. (c)	692	50,526
Orient-Express Hotels Ltd. - Class A (c)	1,233	18,623
Steven Madden Ltd. (c)	484	17,725
Universal Electronics Inc. (c)	506	19,298
Vitamin Shoppe Inc. (c)	719	37,396
Other Securities		90,777

		287,383

CONSUMER STAPLES - 5.2%
Natural Grocers by Vitamin Cottage Inc. (c) (e)	697	29,603
WhiteWave Foods Co. - Class A (c)	1,182	27,114
Other Securities		28,961

		85,678

ENERGY - 4.8%
Geospace Technologies Corp. (c)	385	36,518
Gulfport Energy Corp. (c)	379	23,906
Other Securities		18,827

		79,251

FINANCIALS - 4.4%
Home Loan Servicing Solutions Ltd.	681	15,645
UMB Financial Corp.	241	15,462
Validus Holdings Ltd.	491	19,768
Other Securities		21,882

		72,757

HEALTH CARE - 23.2%
Air Methods Corp. (c) (e)	437	25,484
ArthroCare Corp. (c)	649	26,135
Centene Corp. (c)	467	27,515
Cooper Cos. Inc.	184	22,737
Cubist Pharmaceuticals Inc. (c)	238	16,388
MedAssets Inc. (c)	910	18,051
Salix Pharmaceuticals Ltd. (c)	189	16,982
Sirona Dental Systems Inc. (c)	232	16,274
Team Health Holdings Inc. (c)	392	17,865
Theravance Inc. (c) (e)	422	15,033
Thoratec Corp. (c)	638	23,350
United Therapeutics Corp. (c)	393	44,494
Other Securities		109,194

		379,502

INDUSTRIALS - 16.5%
Colfax Corp. (c)	304	19,359
Geo Group Inc.	795	25,605
Hexcel Corp. (c)	659	29,451
JetBlue Airways Corp. (c)	1,889	16,148
Trex Co. Inc. (c)	211	16,779
Waste Connections Inc.	473	20,627

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
Other Securities		141,999

		269,968

INFORMATION TECHNOLOGY - 22.5%
Aspen Technology Inc. (c)	395	16,499
Cavium Inc. (c)	527	18,196
Coherent Inc. (c)	252	18,758
Concur Technologies Inc. (c) (e)	159	16,385
Cornerstone OnDemand Inc. (c)	492	26,270
Demandware Inc. (c)	264	16,958
Fortinet Inc. (c)	916	17,526
Imperva Inc. (c)	315	15,137
InvenSense Inc. (c) (e)	1,011	21,012
IPG Photonics Corp. (c) (e)	292	22,671
Nice Systems Ltd. - ADR (e)	398	16,309
QLIK Technologies Inc. (c)	631	16,806
Teradyne Inc. (c)	886	15,603
Trulia Inc. (c) (e)	534	18,834
Other Securities		111,423

		368,387

MATERIALS - 5.8%
Huntsman Corp.	851	20,925
Quaker Chemical Corp.	347	26,767
RTI International Metals Inc. (c)	626	21,401
Texas Industries Inc. (c)	365	25,078

		94,171

Total Common Stocks (cost $1,252,898)		1,637,097

SHORT TERM INVESTMENTS - 10.0%

Investment Companies - 0.4%
JNL Money Market Fund, 0.01% (a) (h)	6,411	6,411

Securities Lending Collateral - 9.6%
Securities Lending Cash Collateral Fund LLC, 0.22% (a) (h)	157,799	157,799

Total Short Term Investments (cost $164,210)		164,210

Total Investments - 109.9% (cost $1,417,108)		1,801,307
Other Assets and Liabilities, Net - (9.9%)		(162,169)

Total Net Assets - 100.0%		$1,639,138

JNL/Eastspring Investments Asia ex-Japan Fund

COMMON STOCKS - 97.8%

CHINA - 24.6%
Bank of China Ltd. - Class H	7,064	$3,261
Belle International Holdings Ltd. (e)	999	1,161
China Construction Bank Corp. - Class H	4,488	3,398
China Merchants Bank Co. Ltd. - Class H	1,747	3,736
China Merchants Holdings International Co. Ltd.	294	1,077
China Mobile Ltd.	339	3,526
China Pacific Insurance Group Co. Ltd. - Class H (e)	453	1,784
China Resources Power Holdings Co. Ltd.	640	1,519
China Shenhua Energy Co. Ltd. - Class H	667	2,111
China Shipping Development Co. Ltd. - Class H (c) (e)	1,192	929
CNOOC Ltd.	794	1,477
Dongfeng Motor Group Co. Ltd. - Class H	1,048	1,646
Huabao International Holdings Ltd. (e)	2,985	1,655
Parkson Retail Group Ltd. (e)	3,061	943
PetroChina Co. Ltd. - Class H	2,696	2,959

	Shares/Par (p)	Value
Wumart Stores Inc. - Class H	1,063	1,727
Xingda International Holdings Ltd.	791	473

		33,382

HONG KONG - 14.1%
AAC Technologies Holdings Inc. (e)	233	1,134
Cheung Kong Holdings Ltd.	274	4,335
COSCO Pacific Ltd. (e)	737	1,014
Hutchison Whampoa Ltd.	211	2,875
Jardine Matheson Holdings Ltd.	46	2,430
Li & Fung Ltd. (e)	788	1,018
Longfor Properties Co. Ltd.	919	1,288
Sino Land Co. (e)	1,537	2,108
Standard Chartered Plc	132	2,967

		19,169

INDIA - 9.8%
Bharat Heavy Electricals Ltd.	614	1,759
Bharti Airtel Ltd.	192	1,028
Federal Bank Ltd.	540	735
ICICI Bank Ltd.	146	2,606
Infosys Ltd.	31	1,737
LIC Housing Finances Ltd.	418	1,485
Oil & Natural Gas Corp. Ltd.	397	1,854
Ranbaxy Laboratories Ltd. (c)	96	707
Tata Motors Ltd. - Class A	417	1,302

		13,213

INDONESIA - 3.4%
Bank Negara Indonesia Persero Tbk PT	4,496	1,464
Bank Rakyat Indonesia Persero Tbk PT	3,903	2,333
Ciputra Development Tbk PT	4,102	253
Salim Ivomas Pratama Tbk PT	8,683	558

		4,608

MALAYSIA - 2.4%
AMMB Holdings Bhd	692	1,532
Genting Malaysia Bhd	1,241	1,662

		3,194

PHILIPPINES - 1.1%
First Gen Corp.	1,537	453
LT Group Inc.	3,068	1,072

		1,525

SINGAPORE - 7.4%
Asian Pay Television Trust (e)	1,618	950
CapitaLand Ltd.	501	1,207
DBS Group Holdings Ltd.	294	4,001
First Resources Ltd.	532	895
Noble Group Ltd.	1,706	1,453
Singapore Telecommunications Ltd.	501	1,457

		9,963

SOUTH KOREA - 21.0%
E-Mart Co. Ltd.	3	862
Hana Financial Group Inc.	80	3,327
Hankook Tire Co. Ltd.	41	2,335
Hyundai Engineering & Construction Co. Ltd.	29	1,680
Hyundai Motor Co.	17	3,725
KB Financial Group Inc.	16	639
Korea Electric Power Corp. (c)	34	1,107
KT&G Corp.	17	1,176
POSCO Inc.	6	1,895
Samsung Electronics Co. Ltd.	8	9,861
SK Innovation Co. Ltd.	14	1,892

		28,499

TAIWAN - 11.3%
Advanced Semiconductor Engineering Inc.	988	923

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
CTBC Financial Holding Co. Ltd.	3,158	2,161
Formosa Chemicals & Fibre Corp.	183	518
Hon Hai Precision Industry Co. Ltd.	1,331	3,591
Taiwan Semiconductor Manufacturing Co. Ltd.	1,459	5,150
Uni-President Enterprises Corp.	966	1,743
Wistron Corp.	1,384	1,166

		15,252

THAILAND - 2.7%
Charoen Pokphand Foods PCL	895	874
Kasikornbank PCL	303	1,473
PTT Exploration & Production PCL	258	1,310

		3,657

Total Common Stocks (cost $133,135)		132,462

SHORT TERM INVESTMENTS - 5.6%

Investment Companies - 2.1%
JNL Money Market Fund, 0.01% (a) (h)	2,779	2,779

Securities Lending Collateral - 3.5%
Securities Lending Cash Collateral Fund LLC, 0.22% (a) (h)	4,751	4,751

Total Short Term Investments (cost $7,530)		7,530

Total Investments - 103.4% (cost $140,665)		139,992
Other Assets and Liabilities, Net - (3.4%)		(4,565)

Total Net Assets - 100.0%		$135,427

JNL/Eastspring Investments China-India Fund

COMMON STOCKS - 97.7%

CHINA - 48.1%
Bank of China Ltd. - Class H	41,315	$19,072
Belle International Holdings Ltd. (e)	4,371	5,078
China Blue Chemical Ltd. - Class H	4,678	2,931
China Merchants Bank Co. Ltd.	2,074	4,435
China Mobile Ltd.	988	10,286
China Pacific Insurance Group Co. Ltd. - Class H (e)	3,055	12,018
China Petroleum & Chemical Corp. - Class H	10,824	8,881
China Resources Land Ltd. (e)	1,602	3,986
China Resources Power Holdings Co. Ltd.	2,226	5,283
China Shanshui Cement Group Ltd.	7,800	3,361
China Shenhua Energy Co. Ltd. - Class H	2,154	6,817
China Unicom Hong Kong Ltd. (e)	5,087	7,646
CNOOC Ltd.	6,469	12,031
Dongfeng Motor Group Co. Ltd. - Class H	4,402	6,913
Fosun International Ltd.	3,227	3,212
Franshion Properties China Ltd. (e)	27,528	9,615
Huabao International Holdings Ltd. (e)	9,749	5,405
Industrial & Commercial Bank of China Ltd. - Class H	26,122	17,713
Ping an Insurance Group Co. of China Ltd. - Class H (e)	299	2,686
Sinotrans Shipping Ltd.	6,484	2,369
Tencent Holdings Ltd.	53	3,413
Travelsky Technology Ltd. - Class H	7,415	7,323
Wumart Stores Inc. - Class H	3,979	6,466
Xingda International Holdings Ltd.	6,274	3,754

		170,694

INDIA - 49.6%
Axis Bank Ltd.	31	657
Bharti Infratel Ltd.	297	809

	Shares/Par (p)	Value
Cairn India Ltd.	1,311	6,868
Dr. Reddy’s Laboratories Ltd.	314	12,863
HDFC Bank Ltd.	935	10,088
Hindalco Industries Ltd.	2,291	4,551
ICICI Bank Ltd.	772	13,798
Idea Cellular Ltd.	2,427	6,560
Infosys Ltd.	375	21,130
ITC Ltd.	1,928	10,041
Larsen & Toubro Ltd.	521	9,043
LIC Housing Finances Ltd.	2,080	7,390
Mahindra & Mahindra Financial Services Ltd.	1,808	9,393
Mahindra & Mahindra Ltd.	513	7,836
Mphasis Ltd.	725	5,160
Oil India Ltd.	478	3,773
Oracle Financial Services Software Ltd. (c)	41	2,171
Ranbaxy Laboratories Ltd. (c)	677	4,966
Reliance Industries Ltd.	1,057	15,322
Sun TV Network Ltd.	683	4,208
Tata Consultancy Services Ltd.	224	7,858
Tata Motors Ltd. - Class A	600	1,871
Tata Motors Ltd.	1,606	9,825

		176,181

Total Common Stocks (cost $355,666)		346,875

SHORT TERM INVESTMENTS - 6.9%

Investment Companies - 2.2%
JNL Money Market Fund, 0.01% (a) (h)	7,811	7,811

Securities Lending Collateral - 4.7%
Securities Lending Cash Collateral Fund LLC, 0.22% (a) (h)	16,505	16,505

Total Short Term Investments (cost $24,316)		24,316

Total Investments - 104.6% (cost $379,982)		371,191
Other Assets and Liabilities, Net - (4.6%)		(16,180)

Total Net Assets - 100.0%		$355,011

JNL/Franklin Templeton Global Growth Fund (z) *

COMMON STOCKS - 97.7%

BRAZIL - 1.1%
Petroleo Brasileiro SA - ADR (e)	708	$10,395
Other Securities		959

		11,354

CANADA - 1.4%
Talisman Energy Inc.	1,226	14,255

CHINA - 1.6%
Other Securities		15,483

DENMARK - 0.4%
Other Securities		4,341

FRANCE - 10.1%
Alstom SA	275	10,035
AXA SA	508	14,144
BNP Paribas	196	15,270
Compagnie Generale des Etablissements Michelin	120	12,786
Credit Agricole SA (c)	846	10,850
Sanofi SA	145	15,483
Total SA	179	10,967
Other Securities		10,397

		99,932

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
GERMANY - 6.4%
Deutsche Lufthansa AG (c)	732	15,524
Merck KGaA	66	11,846
Siemens AG	76	10,457
Other Securities		25,399

		63,226

INDIA - 0.3%
Other Securities		2,642

IRELAND - 1.3%
CRH Plc	526	13,337

ISRAEL - 0.5%
Other Securities		5,202

ITALY - 3.4%
ENI SpA	421	10,163
Intesa Sanpaolo SpA	3,795	9,335
UniCredit SpA	1,865	13,760

		33,258

JAPAN - 3.3%
Other Securities		32,297

NETHERLANDS - 6.9%
Akzo Nobel NV	199	15,412
ING Groep NV - CVA (c)	954	13,327
Koninklijke Philips Electronics NV	310	11,420
Other Securities		27,951

		68,110

PORTUGAL - 1.2%
Galp Energia SGPS SA	727	11,911

RUSSIAN FEDERATION - 0.5%
Other Securities		4,885

SINGAPORE - 1.5%
Other Securities		14,859

SOUTH KOREA - 4.3%
KB Financial Group Inc. - ADR	269	10,907
POSCO Inc. - ADR (e)	161	12,561
Samsung Electronics Co. Ltd. - GDR (q)	29	18,786

		42,254

SPAIN - 1.1%
Telefonica SA	651	10,645

SWEDEN - 1.5%
Other Securities		15,341

SWITZERLAND - 5.2%
Credit Suisse Group AG	398	12,275
Roche Holding AG	56	15,774
Swiss Re AG	119	11,011
Other Securities		12,248

		51,308

TAIWAN - 0.6%
Other Securities		5,912

TURKEY - 0.7%
Other Securities		6,742

UNITED KINGDOM - 11.4%
Aviva Plc	1,510	11,299
GlaxoSmithKline Plc	434	11,599
International Consolidated Airlines Group SA (c)	2,758	18,375
Kingfisher Plc	1,913	12,214
Tesco Plc	2,065	11,468

	Shares/Par (p)	Value
Vodafone Group Plc	3,870	15,235
Other Securities		32,817

		113,007

UNITED STATES OF AMERICA - 33.0%
Amgen Inc.	124	14,195
Baker Hughes Inc.	292	16,131
Cisco Systems Inc.	583	13,078
Citigroup Inc.	300	15,640
Comcast Corp. - Special Class A	341	16,987
CVS Caremark Corp.	178	12,730
Forest Laboratories Inc. (c)	159	9,553
Hewlett-Packard Co.	429	12,001
JPMorgan Chase & Co.	164	9,566
Medtronic Inc.	248	14,221
Merck & Co. Inc.	234	11,696
Microsoft Corp.	591	22,105
Morgan Stanley	466	14,604
Navistar International Corp. (c) (e)	249	9,523
Pfizer Inc.	462	14,153
Twenty-First Century Fox Inc. - Class A	278	9,781
Viacom Inc. - Class B	122	10,635
Other Securities		99,279

		325,878

Total Common Stocks (cost $766,389)		966,179

SHORT TERM INVESTMENTS - 5.2%

Investment Companies - 2.2%
JNL Money Market Fund, 0.01% (a) (h)	21,661	21,661

Securities Lending Collateral - 3.0%
Securities Lending Cash Collateral Fund LLC, 0.22% (a) (h)	29,960	29,960

Total Short Term Investments (cost $51,621)		51,621

Total Investments - 102.9% (cost $818,010)		1,017,800
Other Assets and Liabilities, Net - (2.9%)		(29,009)

Total Net Assets - 100.0%		$988,791

JNL/Franklin Templeton Global Multisector Bond Fund (z) *

CORPORATE BONDS AND NOTES - 13.0%

AUSTRALIA - 0.2%
FMG Resources August 2006 Pty Ltd.
6.00%, 04/01/17 (e) (r)	$400	$425
6.88%, 02/01/18 (r)	1,900	2,000
Other Securities		1,196

		3,621

CANADA - 0.7%
B2Gold Corp., 3.25%, 10/01/18 (r) (v)	10,160	9,144
Inmet Mining Corp.
8.75%, 06/01/20 (r)	1,900	2,061
7.50%, 06/01/21 (r)	400	418
Valeant Pharmaceuticals International Inc.,
7.50%, 07/15/21 (r)	600	659

		12,282

FRANCE - 0.1%
Other Securities		2,050

GERMANY - 0.2%
Other Securities		3,074

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
INDIA - 0.0%
Other Securities		214

JAMAICA - 0.1%
Other Securities		2,648

LUXEMBOURG - 0.3%
Intelsat Jackson Holdings SA, 5.50%, 08/01/23 (r)	800	761
Other Securities		3,673

		4,434

MEXICO - 0.3%
Cemex SAB de CV, 9.00%, 01/11/18 (e) (r) (v)	5,600	6,146

NETHERLANDS - 0.3%
Other Securities		4,970

RUSSIAN FEDERATION - 0.7%
Alfa Bank OJSC Via Alfa Bond Issuance Plc
7.88%, 09/25/17 (e) (r)	4,800	5,328
7.75%, 04/28/21 (r)	5,750	6,145

		11,473

SOUTH AFRICA - 0.7%
Edcon Pty Ltd.
9.50%, 03/01/18 (e) (r)	1,650	1,694
9.50%, 03/01/18 (e) (r), EUR	7,150	10,082

		11,776

SOUTH KOREA - 1.2%
Korea Monetary Stabilization Bond
2.72%, 09/09/14, KRW	6,948,000	6,586
2.90%, 12/02/15, KRW	14,356,500	13,634
Other Securities		849

		21,069

SPAIN - 0.1%
Other Securities		2,338

UNITED KINGDOM - 0.6%
Other Securities		9,720

UNITED STATES OF AMERICA - 7.5%
Calpine Corp.
7.88%, 07/31/20 (r)	445	487
6.00%, 01/15/22 (r)	200	205
7.88%, 01/15/23 (q)	90	98
7.88%, 01/15/23 (e) (r)	1,104	1,206
5.88%, 01/15/24 (r)	900	880
Chesapeake Energy Corp.
6.63%, 08/15/20	1,000	1,118
6.13%, 02/15/21 (e)	1,500	1,609
Crown Castle International Corp., 5.25%, 01/15/23	2,700	2,646
Equinix Inc., 5.38%, 04/01/23 (e)	2,500	2,444
First Data Corp.
8.25%, 01/15/21 (e) (r)	600	638
11.25%, 01/15/21 (r)	200	221
12.63%, 01/15/21	2,200	2,582
Freescale Semiconductor Inc.
8.05%, 02/01/20 (e)	1,900	2,042
5.00%, 05/15/21 (e) (r)	500	486
6.00%, 01/15/22 (r)	500	506
Frontier Communications Corp.
8.50%, 04/15/20	100	112
8.75%, 04/15/22	1,400	1,554
7.13%, 01/15/23	1,000	988
7.63%, 04/15/24 (e)	100	100
7.88%, 01/15/27	100	96
Goodyear Tire & Rubber Co., 6.50%, 03/01/21	2,500	2,650

	Shares/Par (p)	Value
Halcon Resources Corp.
9.75%, 07/15/20 (r)	900	937
8.88%, 05/15/21	1,600	1,616
9.25%, 02/15/22 (e) (r)	600	611
HCA Holdings Inc., 7.75%, 05/15/21 (e)	500	546
HCA Inc.
7.50%, 02/15/22	700	768
5.88%, 03/15/22	1,800	1,858
Intelsat Jackson Holdings SA, 7.50%, 04/01/21 (e)	1,800	1,984
MGM Resorts International
7.50%, 06/01/16	500	560
7.75%, 03/15/22 (e)	2,000	2,235
Reynolds Group Issuer Inc.
9.00%, 04/15/19 (e)	2,300	2,467
9.88%, 08/15/19	300	334
Sabine Pass Liquefaction LLC
5.63%, 02/01/21 (r)	1,700	1,662
6.25%, 03/15/22 (r)	900	893
5.63%, 04/15/23 (e) (r)	800	748
SLM Corp.
8.45%, 06/15/18	1,400	1,631
5.50%, 01/15/19	900	934
4.88%, 06/17/19	800	797
Sprint Nextel Corp.
9.00%, 11/15/18 (r)	1,300	1,566
7.00%, 03/01/20 (r)	100	112
6.00%, 11/15/22	900	878
Univision Communications Inc.
6.88%, 05/15/19 (r)	500	534
6.75%, 09/15/22 (r)	1,200	1,314
5.13%, 05/15/23 (e) (r)	1,000	999
Valeant Pharmaceuticals International Inc., 6.38%, 10/15/20 (r)	1,800	1,897
Other Securities		80,892

		131,441

Total Corporate Bonds and Notes (cost $219,693)		227,256

GOVERNMENT AND AGENCY OBLIGATIONS - 64.3%

BRAZIL - 3.8%
Brazil Inflation Indexed Notas do Tesouro Nacional
6.00%, 08/15/18 (s), BRL	13,460	13,719
6.00%, 08/15/22 (s), BRL	12,100	12,084
Brazil Letras do Tesouro Nacional
0.00%, 04/01/14 (j), BRL	15,490	6,409
0.00%, 01/01/16 (j), BRL	21,970	7,455
0.00%, 01/01/17 (j), BRL	39,820	11,886
Brazil Notas do Tesouro Nacional
10.00%, 01/01/19, BRL	15,510	5,935
10.00%, 01/01/21, BRL	7,890	2,907
10.00%, 01/01/23, BRL	18,660	6,680

		67,075

CANADA - 1.5%
Canada Government Bond
1.00%, 02/01/14, CAD	6,331	5,960
2.00%, 03/01/14, CAD	1,398	1,318
0.75%, 05/01/14, CAD	1,197	1,126
2.25%, 08/01/14, CAD	2,295	2,176
1.00%, 11/01/14, CAD	4,310	4,058
2.00%, 12/01/14, CAD	3,394	3,224
1.00%, 02/01/15, CAD	9,169	8,632

		26,494

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
GHANA - 2.6%
Ghana Government Bond
14.00%, 10/13/14, GHS	50	20
14.99%, 02/23/15, GHS	5,520	2,222
24.00%, 05/25/15, GHS	17,482	7,773
21.00%, 10/26/15, GHS	33,913	14,615
19.24%, 05/30/16, GHS	4,310	1,808
26.00%, 06/05/17, GHS	910	444
23.00%, 08/21/17, GHS	4,370	2,002
19.04%, 09/24/18, GHS	27,570	11,496
Republic of Ghana, 7.88%, 08/07/23 (r)	4,950	4,665

		45,045

HUNGARY - 7.0%
Hungary Government Bond
5.50%, 02/12/14, HUF	16,200	75
6.75%, 08/22/14, HUF	2,050,000	9,694
7.75%, 08/24/15, HUF	42,700	211
5.50%, 12/22/16, HUF	58,560	282
6.75%, 11/24/17, HUF	2,200,000	11,028
5.50%, 12/20/18, HUF	3,534,630	16,913
6.50%, 06/24/19, HUF	54,190	270
7.50%, 11/12/20, HUF	2,576,490	13,408
7.00%, 06/24/22, HUF	2,420,330	12,220
Hungary Government International Bond
4.38%, 07/04/17 (q), EUR	5,000	7,199
5.75%, 06/11/18 (q), EUR	5,500	8,201
5.38%, 02/21/23 (e)	27,100	26,761
6.00%, 11/24/23, HUF	3,650,640	17,314

		123,576

ICELAND - 0.2%
Iceland Government International Bond, 5.88%, 05/11/22 (r)	2,800	2,852

IRELAND - 5.9%
Ireland Government Bond
5.50%, 10/18/17, EUR	1,934	3,023
5.90%, 10/18/19, EUR	2,193	3,541
4.50%, 04/18/20, EUR	2,496	3,755
5.00%, 10/18/20, EUR	11,512	17,801
5.40%, 03/13/25, EUR	48,111	75,273

		103,393

LATVIA - 0.3%
Republic of Latvia
5.25%, 02/22/17 (e) (r)	2,000	2,180
5.25%, 06/16/21 (e) (r)	2,500	2,700

		4,880

LITHUANIA - 0.2%
Lithuania Government International Bond, 6.13%, 03/09/21 (r)	4,040	4,576

MALAYSIA - 5.6%
Malaysia Government Bond
3.43%, 08/15/14, MYR	201,240	61,614
3.74%, 02/27/15, MYR	53,225	16,330
3.84%, 08/12/15, MYR	33,260	10,237
4.72%, 09/30/15, MYR	25,658	8,025
3.20%, 10/15/15, MYR	9,880	3,010

		99,216

MEXICO - 3.1%
Mexico Bonos
7.00%, 06/19/14, MXN	6,302	490
9.50%, 12/18/14, MXN	233,270	18,830
6.00%, 06/18/15, MXN	30,448	2,407
8.00%, 12/17/15, MXN	152,145	12,565

	Shares/Par (p)	Value
6.25%, 06/16/16, MXN	203,230	16,345
7.25%, 12/15/16, MXN	19,370	1,597
Mexico Government Inflation Indexed Bond
4.50%, 12/18/14 (s), MXN	2,581	205
5.00%, 06/16/16 (s), MXN	6,623	560
3.50%, 12/14/17 (s), MXN	6,935	573
4.00%, 06/13/19 (s), MXN	4,836	410
2.50%, 12/10/20 (s), MXN	3,841	299

		54,281

PHILIPPINES - 0.9%
Philippine Government Bond
6.25%, 01/27/14, PHP	679,200	15,365
7.00%, 01/27/16, PHP	2,100	52
9.13%, 09/04/16, PHP	1,120	30

		15,447

POLAND - 4.5%
Poland Government Bond
5.75%, 04/25/14, PLN	48,000	16,053
5.50%, 04/25/15, PLN	3,333	1,142
0.00%, 07/25/15 (j), PLN	76,495	24,262
6.25%, 10/24/15, PLN	1,664	584
0.00%, 01/25/16 (j), PLN	105,644	32,871
5.00%, 04/25/16, PLN	13,220	4,560

		79,472

SERBIA - 2.5%
Republic of Serbia
10.00%, 04/05/18, RSD	104,000	1,254
4.88%, 02/25/20 (r)	4,280	4,047
7.25%, 09/28/21 (r)	10,700	11,262
Serbia Treasury Bond
10.00%, 04/27/15, RSD	79,230	955
10.00%, 09/14/15, RSD	693,100	8,337
10.00%, 09/28/15, RSD	9,500	114
10.00%, 11/08/15, RSD	585,200	7,012
10.00%, 12/06/15, RSD	25,400	304
10.00%, 06/27/16, RSD	310,630	3,693
10.00%, 08/15/16, RSD	127,900	1,517
10.00%, 10/17/16, RSD	71,590	849
10.00%, 12/19/16, RSD	132,600	1,572
10.00%, 11/08/17, RSD	41,770	486
10.00%, 04/10/18, RSD	129,100	1,555
10.00%, 11/21/18, RSD	63,920	725

		43,682

SINGAPORE - 2.1%
Singapore Government Bond
0.25%, 02/01/14, SGD	26,000	20,602
3.63%, 07/01/14, SGD	19,400	15,627
1.13%, 04/01/16, SGD	350	282

		36,511

SLOVENIA - 1.2%
Slovenia Government International Bond
5.50%, 10/26/22 (r)	9,006	8,984
5.85%, 05/10/23 (e) (r)	11,615	11,789

		20,773

SOUTH KOREA - 10.7%
Korea Monetary Stabilization Bond
2.57%, 06/09/14, KRW	7,029,000	6,659
2.82%, 08/02/14, KRW	2,289,500	2,172
2.78%, 10/02/14, KRW	35,131,000	33,314
2.84%, 12/02/14, KRW	9,784,180	9,285
2.74%, 02/02/15, KRW	22,958,390	21,761
2.47%, 04/02/15, KRW	31,819,150	30,059
2.76%, 06/02/15, KRW	3,545,700	3,361

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
2.80%, 08/02/15, KRW	43,504,640	41,256
Korea Treasury Bond
3.25%, 12/10/14, KRW	4,042,000	3,850
4.50%, 03/10/15, KRW	256,400	248
3.25%, 06/10/15, KRW	1,946,700	1,858
4.00%, 09/10/15, KRW	1,348,300	1,303
2.75%, 12/10/15, KRW	23,891,140	22,620
4.00%, 03/10/16, KRW	512,800	498
2.75%, 06/10/16, KRW	4,851,500	4,589
3.00%, 12/10/16, KRW	4,350,500	4,139

		186,972

SRI LANKA - 0.6%
Sri Lanka Government Bond
11.00%, 09/01/15, LKR	30,100	237
8.00%, 06/01/16, LKR	473,000	3,531
5.80%, 01/15/17, LKR	173,200	1,204
5.80%, 07/15/17, LKR	95,100	651
8.50%, 04/01/18, LKR	350,450	2,596
8.50%, 06/01/18, LKR	2,010	15
8.50%, 07/15/18, LKR	7,270	53
8.00%, 11/15/18, LKR	49,290	350
9.00%, 05/01/21, LKR	296,620	2,107

		10,744

SWEDEN - 2.7%
Kommuninvest I Sverige AB, 2.25%, 05/05/14, SEK	67,380	10,527
Sweden Government Bond, 6.75%, 05/05/14, SEK	235,090	37,265

		47,792

UKRAINE - 4.1%
Ukraine Government International Bond
6.25%, 06/17/16 (r)	580	544
6.58%, 11/21/16 (r)	696	653
9.25%, 07/24/17 (r)	14,310	14,268
6.75%, 11/14/17 (e) (r)	7,360	6,771
7.75%, 09/23/20 (r)	1,357	1,252
7.95%, 02/23/21 (e) (r)	9,700	8,948
7.80%, 11/28/22 (e) (r)	21,300	19,255
7.50%, 04/17/23 (e) (r)	22,130	19,818
Other Securities		91

		71,600

URUGUAY - 4.8%
Uruguay Government International Inflation Indexed Bond
5.00%, 09/14/18 (n), UYU	28,179	1,408
4.25%, 04/05/27 (n), UYU	44,207	2,090
4.38%, 12/15/28 (n), UYU	575,878	27,334
3.70%, 06/26/37 (n), UYU	8,936	378
Uruguay Inflation Indexed Notas del Tesoro
7.00%, 12/23/14 (s), UYU	29,667	1,419
4.00%, 06/14/15 (s), UYU	26,606	1,246
4.00%, 06/14/15 (s), UYU	113,201	5,299
2.75%, 06/16/16 (s), UYU	84,442	3,891
4.25%, 01/05/17 (s), UYU	5,083	239
2.25%, 08/23/17 (s), UYU	27,040	1,199
3.25%, 01/27/19 (s), UYU	249	12
4.00%, 06/10/20 (s), UYU	98,183	4,596
2.50%, 09/27/22 (s), UYU	53,449	2,180
4.00%, 05/25/25 (s), UYU	54,018	2,550
Uruguay Notas del Tesoro
9.00%, 01/27/14, UYU	16,525	765
9.00%, 01/27/14, UYU	89,840	4,161
9.75%, 06/14/14, UYU	35,153	1,612
10.50%, 03/21/15, UYU	152,454	6,842
10.25%, 08/22/15, UYU	131,038	5,792

	Shares/Par (p)	Value
9.50%, 01/27/16, UYU	192,343	8,182
11.00%, 03/21/17, UYU	19,910	847
Other Securities		1,717

		83,759

Total Government and Agency Obligations (cost $1,113,006)		1,128,140

OTHER EQUITY INTERESTS - 0.2%

ITALY - 0.2%
Wind Acquisition Finance SA (r) (u)	2,800	2,978

Total Other Equity Interests (cost $2,761)		2,978

COMMON STOCKS - 0.0%

UNITED KINGDOM - 0.0%
Other Securities		341

Total Common Stocks (cost $466)		341

PREFERRED STOCKS - 0.0%

UNITED KINGDOM - 0.0%
Other Securities		759

Total Preferred Stocks (cost $1,030)		759

SHORT TERM INVESTMENTS - 24.7%

Investment Companies - 10.2%
JNL Money Market Fund, 0.01% (a) (h)	178,628	178,628

Securities Lending Collateral - 6.1%
Securities Lending Cash Collateral Fund LLC, 0.22% (a) (h)	107,052	107,052

Treasury Securities - 8.4%
Bank Negara Malaysia Monetary Note
0.85%, 02/06/14, MYR	$31,140	9,480
0.85%, 02/18/14, MYR	16,895	5,138
0.85%, 02/20/14, MYR	17,540	5,334
0.85%, 02/25/14, MYR	13,510	4,106
0.86%, 03/13/14, MYR	3,295	1,000
0.85%, 03/27/14, MYR	30	9
0.85%, 04/24/14, MYR	110	33
0.85%, 05/20/14, MYR	60	18
0.85%, 07/15/14, MYR	11,530	3,465
0.85%, 07/24/14, MYR	16,140	4,847
0.86%, 10/02/14, MYR	26,320	7,860
0.86%, 10/16/14, MYR	6,350	1,894
0.88%, 11/06/14, MYR	5,425	1,616
Hungary Treasury Bill, 0.02%, 06/25/14, HUF	109,680	501
Malaysia Treasury Bill, 0.86%, 05/30/14, MYR	2,310	697
Mexico Cetes
0.30%, 01/09/14, MXN	3,431	2,626
0.28%, 03/20/14, MXN	2,201	1,673
0.26%, 04/03/14, MXN	8,641	6,560
0.29%, 04/30/14, MXN	6,633	5,022
0.27%, 08/21/14, MXN	1,566	1,172
0.27%, 10/16/14, MXN	4,214	3,137
0.27%, 12/11/14, MXN	5,364	3,969
Monetary Authority of Singapore
0.24%, 01/03/14, SGD	7,810	6,189
0.24%, 02/14/14, SGD	1,190	943
Philippine Treasury Bill
0.00%, 04/10/14, PHP	6,265	141
0.02%, 06/04/14, PHP	339,510	7,637
0.02%, 07/02/14, PHP	17,560	395
0.02%, 09/03/14, PHP	136,000	3,052
0.00%,10/08/14, PHP	11,180	250
Serbia Treasury Bill, 0.13%, 03/13/14, RSD	28,100	331

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
Singapore Treasury Bill
0.22%, 01/10/14, SGD	6,251	4,953
0.18%, 01/24/14, SGD	1,230	974
0.17%, 03/21/14, SGD	12,500	9,900
0.23%, 04/04/14, SGD	350	277
0.23%, 05/30/14, SGD	17,217	13,624
Uruguay Treasury Bill
0.35%, 03/07/14, UYU	700	32
0.41%, 04/11/14, UYU	36,465	1,628
0.39%, 05/16/14, UYU	27,140	1,195
0.36%, 06/20/14, UYU	10,100	439
0.40%, 07/24/14, UYU	19,360	830
0.53%, 08/29/14, UYU	16,221	686
0.38%, 09/11/14, UYU	4,980	210
0.40%, 12/18/14, UYU	7,590	309
0.47%, 02/05/15, UYU	7,260	290
0.46%, 03/26/15, UYU	80,404	3,147
0.38%, 05/14/15, UYU	55,575	2,136
0.43%, 07/02/15, UYU	20,958	796
0.55%, 08/20/15, UYU	417,241	15,600
0.56%, 10/08/15, UYU	10,400	383
0.56%, 11/26/15, UYU	6,520	236

		146,740

Total Short Term Investments (cost $436,915)		432,420

Total Investments - 102.2% (cost $1,773,871)		1,791,894
Other Assets and Liabilities, Net - (2.2%)		(38,986)

Total Net Assets - 100.0%		$1,752,908

JNL/Franklin Templeton Income Fund (z) *

COMMON STOCKS - 52.8%

CONSUMER DISCRETIONARY - 0.9%
Other Securities		$19,039

CONSUMER STAPLES - 1.8%
Coca-Cola Co.	328	13,529
PepsiCo Inc.	187	15,502
Other Securities		9,406

		38,437

ENERGY - 9.1%
BP Plc - ADR	720	34,999
Chesapeake Energy Corp.	190	5,157
Chevron Corp.	126	15,726
Exxon Mobil Corp.	243	24,551
Royal Dutch Shell Plc - ADR	668	47,637
Schlumberger Ltd.	152	13,706
Other Securities		58,735

		200,511

FINANCIALS - 5.6%
Bank of America Corp.	970	15,103
JPMorgan Chase & Co.	511	29,854
Royal Bank of Canada	113	7,576
Wells Fargo & Co.	955	43,348
Other Securities		27,483

		123,364

HEALTH CARE - 6.0%
Johnson & Johnson	275	25,187
Merck & Co. Inc.	757	37,878
Pfizer Inc.	739	22,633
Roche Holding AG	96	26,752
Sanofi SA - ADR	250	13,407

	Shares/Par (p)	Value
Other Securities		6,635

		132,492

INDUSTRIALS - 4.1%
General Electric Co.	1,219	34,174
Lockheed Martin Corp.	91	13,513
Other Securities		43,107

		90,794

INFORMATION TECHNOLOGY - 4.0%
Apple Inc.	31	17,114
Cisco Systems Inc.	561	12,599
Intel Corp.	1,050	27,256
Other Securities		29,777

		86,746

MATERIALS - 9.0%
BHP Billiton Plc	841	26,093
Dow Chemical Co.	775	34,388
E.I. du Pont de Nemours & Co.	253	16,444
Freeport-McMoRan Copper & Gold Inc.	447	16,862
LyondellBasell Industries NV - Class A	270	21,676
Rio Tinto Plc - ADR (e)	519	29,298
Other Securities		51,512

		196,273

TELECOMMUNICATION SERVICES - 1.5%
AT&T Inc.	500	17,580
Other Securities		16,036

		33,616

UTILITIES - 10.8%
Dominion Resources Inc.	250	16,185
Duke Energy Corp.	421	29,081
Entergy Corp.	200	12,654
Exelon Corp.	460	12,599
NextEra Energy Inc.	233	19,969
PG&E Corp.	566	22,811
Sempra Energy	175	15,708
Southern Co.	609	25,035
Other Securities		81,683

		235,725

Total Common Stocks (cost $996,818)		1,156,997

EQUITY LINKED STRUCTURED NOTES - 3.9%

ENERGY - 2.3%
Bank of America Corp. Equity Linked Note (Peabody Energy Corp.), 10.00% (r)	313	6,233
Bank of America Corp. Equity Linked Note (Schlumberger Ltd.), 6.00% (r)	100	8,926
Royal Bank of Canada Equity Linked Note (Halliburton Co.), 7.00% (r)	475	22,408
Other Securities		12,766

		50,333

FINANCIALS - 1.0%
JPMorgan Chase & Co. Equity Linked Note (Bank of America Corp.), 6.50% (r)	1,595	22,179

INFORMATION TECHNOLOGY - 0.3%
Other Securities		7,317

MATERIALS - 0.3%
Other Securities		5,577

Total Equity Linked Structured Notes (cost $81,685)		85,406

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
PREFERRED STOCKS - 3.1%

ENERGY - 1.0%
Chesapeake Energy Corp., 5.75% (m) (r) (v)	5	5,214
Sanchez Energy Corp., 4.88% (m) (r) (v)	50	3,113
Sanchez Energy Corp., 6.50%, Class B (m) (r) (v)	80	5,212
SandRidge Energy Inc., 7.00% (e) (m) (v)	50	4,956
Other Securities		3,969

		22,464

FINANCIALS - 1.6%
Bank of America Corp., 7.25%, Series L (m) (v)	12	12,594
Wells Fargo & Co., 7.50%, Series L (m) (v)	10	11,050
Other Securities		10,759

		34,403

INDUSTRIALS - 0.1%
Other Securities		1,725

MATERIALS - 0.1%
Other Securities		3,120

UTILITIES - 0.3%
Dominion Resources Inc., 6.13% (v)	37	1,975
Dominion Resources Inc., 6.00% (v)	37	1,979
NextEra Energy Inc., 5.89% (v)	48	2,707

		6,661

Total Preferred Stocks (cost $73,068)		68,373

WARRANTS - 0.0%
Other Securities		45

Total Warrants (cost $769)		45

CORPORATE BONDS AND NOTES - 36.2%

CONSUMER DISCRETIONARY - 6.9%
Chrysler Group LLC
8.00%, 06/15/19	$6,000	6,630
8.25%, 06/15/21	6,400	7,280
Clear Channel Communications Inc.
9.00%, 12/15/19 (e)	2,356	2,403
14.00%, 02/01/21 (e) (r) (y)	1,100	998
9.00%, 03/01/21	16,000	16,160
Clear Channel Communications Inc. Term Loan, 6.95%, 01/30/19 (i)	10,000	9,537
Other Securities		107,903

		150,911

CONSUMER STAPLES - 1.8%
Other Securities		38,897

ENERGY - 8.4%
Chesapeake Energy Corp.
6.50%, 08/15/17 (e)	4,000	4,510
7.25%, 12/15/18	5,000	5,775
5.75%, 03/15/23 (e)	8,500	8,755
Chesapeake Energy Corp. Term Loan, 5.75%, 12/02/17 (i)	6,000	6,120
Sabine Pass Liquefaction LLC
5.63%, 02/01/21 (r)	7,500	7,331
6.25%, 03/15/22 (r)	7,500	7,444
Sabine Pass LNG LP
7.50%, 11/30/16 (e)	2,500	2,825
6.50%, 11/01/20	2,500	2,594
Sanchez Energy Corp, 7.75%, 06/15/21 (r)	5,500	5,624
SandRidge Energy Inc.
8.75%, 01/15/20	2,000	2,155
7.50%, 03/15/21 (e)	4,400	4,609

	Shares/Par (p)	Value
7.50%, 02/15/23	1,800	1,827
Other Securities		125,099

		184,668

FINANCIALS - 2.1%
Bank of America Corp., 8.13%, (callable at 100 beginning 05/15/18) (e) (i) (m)	1,000	1,119
JPMorgan Chase & Co., 7.90%, (callable at 100 beginning 04/30/18) (i) (m)	11,500	12,679
Other Securities		32,517

		46,315

HEALTH CARE - 2.5%
HCA Inc.
6.50%, 02/15/16	1,200	1,313
6.50%, 02/15/20	4,300	4,725
7.50%, 02/15/22	4,100	4,500
5.88%, 05/01/23	5,000	4,937
Tenet Healthcare Corp.
9.25%, 02/01/15	4,800	5,172
8.00%, 08/01/20 (e)	3,404	3,698
8.13%, 04/01/22 (e)	9,800	10,559
Other Securities		19,226

		54,130

INDUSTRIALS - 2.3%
Other Securities		51,477

INFORMATION TECHNOLOGY - 4.2%
First Data Corp.
11.25%, 03/31/16	5,144	5,157
8.25%, 01/15/21 (e) (r)	15,914	16,929
12.63%, 01/15/21	11,000	12,911
8.75%, 01/15/22 (r) (y)	3,198	3,414
First Data Corp. Extended Term Loan, 4.18%, 03/24/18 (i)	9,123	9,129
Freescale Semiconductor Inc.
10.13%, 12/15/16 (e)	1,060	1,081
8.05%, 02/01/20 (e)	11,500	12,363
10.75%, 08/01/20	7,786	8,837
Other Securities		22,450

		92,271

MATERIALS - 2.9%
Cemex SAB de CV
3.25%, 03/15/16 (v)	3,625	4,776
9.00%, 01/11/18 (e) (r)	6,000	6,585
3.75%, 03/15/18 (v)	2,125	2,882
5.88%, 03/25/19 (e) (r)	2,000	2,005
7.25%, 01/15/21 (r)	6,000	6,210
Other Securities		41,178

		63,636

TELECOMMUNICATION SERVICES - 3.9%
Sprint Corp.
7.88%, 09/15/23 (r)	9,400	10,105
7.13%, 06/15/24 (r)	5,500	5,582
Sprint Nextel Corp.
9.13%, 03/01/17	3,300	3,878
8.38%, 08/15/17 (e)	90	104
9.00%, 11/15/18 (r)	7,500	9,037
7.00%, 08/15/20 (e)	5,000	5,413
11.50%, 11/15/21	7,500	9,825
Other Securities		41,010

		84,954

UTILITIES - 1.2%
Other Securities		26,484

Total Corporate Bonds and Notes (cost $740,825)		793,743

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
OTHER EQUITY INTERESTS - 0.0%
Other Securities		1

Total Other Equity Interests (cost $14)		1

SHORT TERM INVESTMENTS - 13.1%

Investment Companies - 2.8%
JNL Money Market Fund, 0.01% (a) (h)	61,934	61,934

Securities Lending Collateral - 10.3%
Securities Lending Cash Collateral Fund LLC, 0.22% (a) (h)	225,418	225,418

Total Short Term Investments (cost $287,352)		287,352

Total Investments - 109.1% (cost $2,180,531)		2,391,917
Other Assets and Liabilities, Net - (9.1%)		(198,890)

Total Net Assets - 100.0%		$2,193,027

JNL/Franklin Templeton International Small Cap Growth Fund

COMMON STOCKS - 94.9%

AUSTRALIA - 0.0%
Iluka Resources Ltd. (e)	28	$214

AUSTRIA - 1.0%
Flughafen Wien AG	47	3,978
Wienerberger AG	37	590

		4,568

BELGIUM - 2.0%
Barco NV (e)	9	669
RHJ International (c)	1,643	8,341

		9,010

BERMUDA - 2.7%
Arch Capital Group Ltd. (c) (e)	184	10,971
Axis Capital Holdings Ltd.	23	1,072

		12,043

BRAZIL - 0.2%
Cia de Saneamento de Minas Gerais	24	383
Diagnosticos da America SA	76	471
Lojas Renner SA	10	248

		1,102

CANADA - 4.2%
AGF Management Ltd. (e)	61	764
ATS Automation Tooling Systems Inc. (c)	6	78
Canaccord Genuity Group Inc.	42	277
Dorel Industries Inc.	23	887
Enerflex Ltd.	54	767
Ensign Energy Services Inc.	6	98
Fairfax Financial Holdings Ltd.	31	12,537
Genworth MI Canada Inc. (e)	29	1,014
HudBay Minerals Inc.	130	1,070
Mullen Group Ltd.	36	954
Trican Well Service Ltd. (e)	8	98

		18,544

CHINA - 0.3%
China ZhengTong Auto Services Holdings Ltd. (c)	98	63
Daphne International Holdings Ltd. (e)	804	363
Kingdee International Software Group Co. Ltd. (c)	1,416	432

	Shares/Par (p)	Value
Springland International Holdings Ltd.	667	343

		1,201

FINLAND - 3.7%
Amer Sports Oyj - Class A	62	1,288
Huhtamaki Oyj	53	1,357
Uponor Oyj	707	13,799

		16,444

FRANCE - 7.3%
Beneteau SA (c)	707	13,203
Euler Hermes SA	130	17,966
IPSOS	24	1,037

		32,206

GERMANY - 1.1%
Gerresheimer AG	17	1,173
Gildemeister AG	31	992
Jenoptik AG	17	287
Kloeckner & Co. SE (c)	63	863
Leoni AG	10	761
Rational AG	3	886

		4,962

GREECE - 3.4%
JUMBO SA (c)	930	14,836

HONG KONG - 2.9%
AAC Technologies Holdings Inc. (e)	159	774
Digital China Holdings Ltd.	234	276
Experian Plc	378	6,986
Luk Fook Holdings International Ltd.	16	61
MIE Holdings Corp.	1,378	292
Stella International Holdings Ltd.	242	617
Techtronic Industries Co.	475	1,351
Value Partners Group Ltd. (e)	583	453
VTech Holdings Ltd. (e)	104	1,345
Yingde Gases (e)	779	817

		12,972

INDIA - 0.1%
Jain Irrigation Systems Ltd.	317	373

IRELAND - 11.8%
C&C Group Plc	2,256	13,190
Grafton Group Plc	1,943	20,823
Green REIT plc (c)	4,472	8,871
Irish Continental Group Plc	250	9,114

		51,998

ITALY - 3.7%
Amplifon SpA	44	246
Azimut Holding SpA	9	239
MARR SpA	32	532
Prysmian SpA	571	14,689
Sorin SpA (c)	167	477

		16,183

JAPAN - 8.1%
Aderans Holdings Co. Ltd.	735	8,130
Asahi Co. Ltd.	35	491
Asatsu-DK Inc. (e)	277	6,526
Asics Corp.	78	1,338
Daibiru Corp.	310	3,795
Descente Ltd.	86	584
en-japan Inc.	19	412
Keihin Corp. (e)	33	508
Kobayashi Pharmaceutical Co. Ltd.	24	1,329
Meitec Corp.	39	1,068
Nissin Kogyo Co. Ltd.	16	341

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
Sankyo Co. Ltd.	159	7,347
Seria Co. Ltd.	8	301
Shinko Plantech Co. Ltd.	44	339
Square Enix Holdings Co. Ltd.	47	817
Sumitomo Rubber Industries Inc.	82	1,166
Tokai Rika Co. Ltd.	15	289
Unipres Corp.	40	746

		35,527

NETHERLANDS - 6.7%
Aalberts Industries NV	41	1,301
Accell Group	24	440
Arcadis NV	38	1,352
Beter Bed Holding NV	29	714
Royal Imtech NV (c) (e)	79	232
Sligro Food Group NV	364	14,117
TNT NV	1,165	10,833
USG People NV	49	653

		29,642

NORWAY - 0.3%
Schibsted ASA	13	843
Tomra Systems ASA (e)	60	557

		1,400

PHILIPPINES - 0.2%
Metropolitan Bank & Trust Co.	196	336
Vista Land & Lifescapes Inc.	4,376	513

		849

RUSSIAN FEDERATION - 0.1%
X5 Retail Group NV - GDR (c) (q)	35	587

SINGAPORE - 1.8%
ARA Asset Management Ltd.	5,312	7,838

SOUTH KOREA - 1.6%
Binggrae Co. Ltd.	7	647
BS Financial Group Inc.	75	1,137
Daum Communications Corp.	4	296
DGB Financial Group Inc.	72	1,125
Halla Visteon Climate Control Corp.	29	1,062
Hyundai Mipo Dockyard Co. Ltd.	5	823
KIWOOM Securities Co. Ltd.	5	220
Korea Investment Holdings Co. Ltd.	8	327
Mirae Asset Securities Co. Ltd.	2	78
Sindoh Co. Ltd.	11	749
Youngone Corp.	11	439

		6,903

SPAIN - 3.5%
Construcciones y Auxiliar de Ferrocarriles SA	2	943
Melia Hotels International SA (e)	30	385
Tecnicas Reunidas SA (e)	17	920
Zardoya Otis SA (e)	724	13,112

		15,360

SWEDEN - 0.2%
Duni AB	7	86
Oriflame Cosmetics SA - SDR (e)	28	855

		941

SWITZERLAND - 1.3%
Forbo Holding AG	—	324
Logitech International SA (e)	39	537
Nobel Biocare Holding AG	48	752
Panalpina Welttransport Holding AG	20	3,326
Vontobel Holding AG	14	600

		5,539

	Shares/Par (p)	Value
TAIWAN - 0.7%
D-Link Corp.	1,037	629
Giant Manufacturing Co. Ltd.	137	944
Simplo Technology Co. Ltd.	239	1,061
Tripod Technology Corp.	299	537

		3,171

THAILAND - 0.1%
Hana Microelectronics PCL	379	291

TURKEY - 0.1%
Aygaz A/S	76	291

UNITED KINGDOM - 22.6%
African Minerals Ltd. (c)	137	451
Alent Plc	2,223	13,066
Bellway Plc	16	427
Berendsen Plc	29	450
Bodycote Plc	8	85
Bovis Homes Group Plc	27	361
Carpetright Plc (c)	1,007	8,387
Debenhams Plc	506	613
Dignity Plc	4	90
Direct Line Insurance Group Plc	41	168
Greggs Plc	111	793
Headlam Group Plc	1,365	9,164
HomeServe Plc	23	104
Just Retirement Group Plc (c)	69	241
Keller Group Plc	437	8,319
Laird Plc	197	903
Man Group Plc	503	711
McBride Plc	1,540	2,544
Michael Page International Plc	1,861	15,062
Morgan Sindall Group Plc	443	5,549
Persimmon Plc	7	145
Savills Plc	1,032	11,039
SIG Plc	212	746
Sthree Plc	987	5,917
United Business Media Ltd.	24	259
Vectura Group Plc (c)	160	371
Vesuvius Plc	1,606	13,578

		99,543

UNITED STATES OF AMERICA - 3.2%
Flextronics International Ltd. (c)	69	539
RenaissanceRe Holdings Ltd.	134	13,063
Steiner Leisure Ltd. (c)	14	705

		14,307

Total Common Stocks (cost $329,358)		418,845

PREFERRED STOCKS - 0.1%

GERMANY - 0.1%
Draegerwerk AG & Co. KGaA (e)	4	549

Total Preferred Stocks (cost $524)		549

INVESTMENT COMPANIES - 0.5%
iShares MSCI EAFE Small-Cap ETF (e)	40	2,029

Total Investment Companies (cost $1,977)		2,029

SHORT TERM INVESTMENTS - 7.4%

Investment Companies - 4.1%
JNL Money Market Fund, 0.01% (a) (h)	18,085	18,085

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
Securities Lending Collateral - 3.3%
Securities Lending Cash Collateral Fund LLC, 0.22% (a) (h)	14,539	14,539

Total Short Term Investments (cost $32,624)		32,624

Total Investments - 102.9% (cost $364,483)		454,047
Other Assets and Liabilities, Net - (2.9%)		(12,892)

Total Net Assets - 100.0%		$441,155

JNL/Franklin Templeton Mutual Shares Fund (z) *

COMMON STOCKS - 87.6%

CONSUMER DISCRETIONARY - 8.9%
CBS Corp. - Class B	196	$12,489
General Motors Co. (c)	333	13,606
Kohl’s Corp.	160	9,073
Reed Elsevier Plc	1,207	18,007
Time Warner Cable Inc.	106	14,404
Twenty-First Century Fox Inc. - Class B	625	21,630
Other Securities		10,262

		99,471

CONSUMER STAPLES - 12.6%
Altria Group Inc.	296	11,363
British American Tobacco Plc	338	18,162
CVS Caremark Corp. (e)	257	18,359
Imperial Tobacco Group Plc	272	10,538
Kroger Co.	400	15,822
Lorillard Inc.	235	11,895
Tesco Plc	1,962	10,898
Walgreen Co.	221	12,687
Other Securities		31,669

		141,393

ENERGY - 11.7%
Apache Corp.	212	18,217
Baker Hughes Inc.	236	13,052
BG Group Plc	425	9,144
BP Plc	1,134	9,190
CONSOL Energy Inc.	289	10,996
Marathon Oil Corp.	516	18,225
Royal Dutch Shell Plc - Class A	508	18,142
Transocean Ltd.	226	11,170
Other Securities		23,383

		131,519

FINANCIALS - 18.6%
ACE Ltd.	175	18,068
Alleghany Corp. (c)	27	10,814
American International Group Inc.	491	25,042
Citigroup Inc.	244	12,738
ING Groep NV - CVA (c)	713	9,953
JPMorgan Chase & Co.	257	15,004
MetLife Inc.	214	11,545
PNC Financial Services Group Inc.	253	19,620
SunTrust Banks Inc.	264	9,734
White Mountains Insurance Group Ltd.	17	10,334
Other Securities		65,711

		208,563

HEALTH CARE - 10.7%
CIGNA Corp.	241	21,043
Medtronic Inc.	396	22,749
Merck & Co. Inc.	662	33,140

	Shares/Par (p)	Value
Teva Pharmaceutical Industries Ltd. - ADR	445	17,839
Other Securities		25,299

		120,070

INDUSTRIALS - 4.2%
A P Moller - Maersk A/S - Class B	1	15,053
Huntington Ingalls Industries Inc.	118	10,639
Other Securities		20,853

		46,545

INFORMATION TECHNOLOGY - 11.2%
Apple Inc.	49	27,320
Cisco Systems Inc.	585	13,127
Hewlett-Packard Co.	380	10,625
Microsoft Corp.	802	30,036
Symantec Corp.	617	14,551
Xerox Corp.	1,337	16,269
Other Securities		13,821

		125,749

MATERIALS - 5.2%
Freeport-McMoRan Copper & Gold Inc.	438	16,513
International Paper Co.	316	15,476
Other Securities		26,410

		58,399

TELECOMMUNICATION SERVICES - 2.4%
Vodafone Group Plc	6,753	26,586

UTILITIES - 2.1%
Other Securities		23,354

Total Common Stocks (cost $756,242)		981,649

PURCHASED OPTIONS - 0.1%
Other Securities		605

Total Purchased Options (cost $697)		605

CORPORATE BONDS AND NOTES - 5.0%

CONSUMER DISCRETIONARY - 2.1%
Clear Channel Communications Inc., 9.00%, 12/15/19	$7,449	7,598
Clear Channel Communications Inc. Term Loan, 6.94%, 01/30/19 (i)	4,339	4,139
Clear Channel Communications Inc. Term Loan B, 3.89%, 01/29/16 (i)	1,329	1,285
Clear Channel Communications Inc. Term Loan C, 3.89%, 01/29/16 (i)	141	135
Other Securities		10,640

		23,797

ENERGY - 0.4%
Other Securities		4,799

FINANCIALS - 0.0%
Other Securities		—

INDUSTRIALS - 0.5%
Other Securities		5,040

TELECOMMUNICATION SERVICES - 1.0%
Other Securities		10,807

UTILITIES - 1.0%
Texas Competitive Electric Holdings Co. LLC
10.25%, 11/01/15	5,763	360
11.50%, 10/01/20 (r)	4,182	3,074

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
Texas Competitive Electric Holdings Co. LLC Term Loan, 4.68%, 10/10/17 (i)	11,682	8,068

		11,502

Total Corporate Bonds and Notes (cost $57,550)		55,945

OTHER EQUITY INTERESTS - 1.1%
Lehman Brothers Holdings Inc. Bankruptcy Claims (c) (u)	27,190	12,031
Other Securities		149

Total Other Equity Interests (cost $12,165)		12,180

SHORT TERM INVESTMENTS - 7.4%

Investment Companies - 6.7%
JNL Money Market Fund, 0.01% (a) (h)	75,343	75,343

Securities Lending Collateral - 0.7%
Securities Lending Cash Collateral Fund LLC, 0.22% (a) (h)	8,195	8,195

Total Short Term Investments (cost $83,538)		83,538

Total Investments - 101.2% (cost $910,192)		1,133,917
Other Assets and Liabilities, Net - (1.2%)		(13,641)

Total Net Assets - 100.0%		$1,120,276

JNL/Franklin Templeton Small Cap Value Fund (z) *

COMMON STOCKS - 89.7%

CONSUMER DISCRETIONARY - 21.1%
Brown Shoe Co. Inc.	530	$14,914
Brunswick Corp.	221	10,193
Cato Corp. - Class A	325	10,335
GameStop Corp. - Class A	204	10,059
Genesco Inc. (c)	140	10,192
Gentex Corp. (e)	380	12,526
Group 1 Automotive Inc.	230	16,356
Harman International Industries Inc.	167	13,628
Hillenbrand Inc.	450	13,230
La-Z-Boy Inc.	570	17,670
Men’s Wearhouse Inc.	357	18,226
Thor Industries Inc.	410	22,644
Other Securities		48,199

		218,172

ENERGY - 8.9%
Atwood Oceanics Inc. (c)	235	12,546
Bristow Group Inc.	196	14,727
Helix Energy Solutions Group Inc. (c)	526	12,193
Tidewater Inc.	247	14,640
Unit Corp. (c)	305	15,744
Other Securities		22,248

		92,098

FINANCIALS - 10.8%
Hanover Insurance Group Inc.	195	11,643
Old Republic International Corp.	623	10,759
Protective Life Corp.	340	17,224
StanCorp Financial Group Inc.	275	18,205
Other Securities		53,875

		111,706

HEALTH CARE - 3.3%
STERIS Corp.	311	14,940
Other Securities		19,066

		34,006

	Shares/Par (p)	Value
INDUSTRIALS - 31.6%
AAR Corp.	602	16,868
Apogee Enterprises Inc.	330	11,850
Briggs & Stratton Corp.	500	10,880
Carlisle Cos. Inc.	160	12,720
EMCOR Group Inc.	280	11,883
EnPro Industries Inc. (c) (e)	225	12,971
Franklin Electric Co. Inc.	226	10,067
Genesee & Wyoming Inc. - Class A (c)	103	9,845
Granite Construction Inc.	471	16,469
Kennametal Inc.	230	11,955
Lincoln Electric Holdings Inc.	217	15,452
McGrath RentCorp	261	10,392
Mine Safety Appliances Co.	226	11,573
Regal-Beloit Corp.	224	16,521
Simpson Manufacturing Co. Inc.	278	10,218
SkyWest Inc. (e)	669	9,918
Trinity Industries Inc.	341	18,570
Universal Forest Products Inc.	295	15,381
Wabash National Corp. (c)	892	11,015
Other Securities		81,731

		326,279

INFORMATION TECHNOLOGY - 2.6%
Benchmark Electronics Inc. (c)	417	9,617
Other Securities		17,247

		26,864

MATERIALS - 11.4%
A. Schulman Inc.	366	12,919
Cabot Corp.	330	16,962
Carpenter Technology Corp.	215	13,342
HB Fuller Co.	270	14,046
Reliance Steel & Aluminum Co.	151	11,482
RPM International Inc.	337	13,997
Sensient Technologies Corp.	280	13,561
Steel Dynamics Inc.	609	11,906
Other Securities		8,926

		117,141

Total Common Stocks (cost $657,114)		926,266

SHORT TERM INVESTMENTS - 11.2%

Investment Companies - 10.1%
JNL Money Market Fund, 0.01% (a) (h)	104,539	104,539

Securities Lending Collateral - 1.1%
Securities Lending Cash Collateral Fund LLC, 0.22% (a) (h)	10,875	10,875

Total Short Term Investments (cost $115,414)		115,414

Total Investments - 100.9% (cost $772,528)		1,041,680
Other Assets and Liabilities, Net - (0.9%)		(9,259)

Total Net Assets - 100.0%		$1,032,421

JNL/Goldman Sachs Core Plus Bond Fund

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 9.1%
ACIS CLO Ltd.
0.76%, 10/14/22 (f) (r)	$900	$872
1.18%, 10/14/22 (f) (r)	6,300	6,098
Adjustable Rate Mortgage Trust REMIC, 2.68%, 04/25/35 (i)	218	213
Aire Valley Mortgages Plc
0.56%, 09/20/66 (i), EUR	88	115

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
0.60%, 09/20/66 (i), EUR	473	624
0.72%, 09/20/66 (i), EUR	2,680	3,558
REMIC, 0.47%, 09/20/66 (i) (r)	673	646
Amortizing Residential Collateral Trust REMIC, 1.96%, 08/25/32 (i) (q)	53	11
Asset Backed Securities Corp. Home Equity REMIC, 3.02%, 04/15/33 (i)	33	30
Banc of America Commercial Mortgage Inc. REMIC, 5.63%, 04/10/49 (i)	600	667
Banc of America Funding Corp. REMIC
2.90%, 06/20/36 (i) (r)	1,045	855
5.79%, 10/25/36 (i)	59	47
0.45%, 06/20/47 (i)	1,700	1,089
Banc of America Mortgage Securities Inc. REMIC, 2.77%, 09/25/35 (i)	654	613
BlueMountain CLO Ltd., 0.49%, 03/17/21 (i) (r)	4,205	4,110
Brentwood CLO Corp., 0.51%, 02/01/22 (i) (r)	2,256	2,209
Citigroup Mortgage Loan Trust Inc. REMIC, 2.77%, 12/25/35 (i)	1,059	790
College Loan Corp. Trust, 0.43%, 04/25/24 (i)	2,600	2,477
Conseco Financial Corp. REMIC, 7.07%, 01/15/29	32	33
Countrywide Alternative Loan Trust REMIC, 1.63%, 09/25/35 (i)	213	190
Countrywide Asset-Backed Certificates REMIC, 2.04%, 06/25/34 (i) (r)	113	76
Countrywide Home Loan Mortgage Pass-Through Trust REMIC, 2.54%, 02/19/34 (i)	281	283
Deutsche Bank Alternate Loan Trust REMIC, 1.76%, 08/25/35 (i) (r)	205	156
Downey Savings & Loan Association Mortgage Loan Trust REMIC, 1.06%, 03/19/46 (i) (r)	321	242
Educational Services of America Inc., 1.09%, 07/25/23 (i) (r)	841	852
First Union National Bank Commercial Mortgage Trust, Interest Only REMIC, 1.58%, 05/17/32 (i) (q)	939	21
FREMF Mortgage Trust REMIC
3.88%, 01/25/47 (i) (r)	650	623
3.95%, 06/25/47 (i) (r)	975	909
GCO Education Loan Funding Trust, 0.37%, 05/25/25 (i)	2,430	2,370
GMAC Mortgage Corp. Loan Trust REMIC
7.00%, 09/25/37 (i)	178	176
7.00%, 09/25/37 (i)	261	271
Granite Master Issuer Plc
0.25%, 12/20/54 (i)	8,580	8,487
0.31%, 12/20/54 (i)	1,623	1,603
0.45%, 12/20/54 (i), EUR	850	1,159
0.47%, 12/20/54 (i), EUR	129	176
0.73%, 12/20/54 (i), GBP	2,139	3,507
Granite Mortgages Plc, 0.90%, 01/20/44 (i), GBP	290	476
GSMPS Mortgage Loan Trust, 0.62%, 02/25/35 (i) (r)	58	53
GSR Mortgage Loan Trust REMIC, 2.79%, 10/25/35 (i) (q)	343	297
Harborview Mortgage Loan Trust REMIC, 2.69%, 08/19/36 (i) (r)	1,282	964
Impac CMB Trust REMIC, 0.80%, 03/25/35 (i) (r)	106	88
IndyMac Index Mortgage Loan Trust REMIC
0.78%, 06/25/34 (i)	201	186
0.37%, 05/25/46 (i)	779	652
Leek Finance Number Eighteen Plc
0.51%, 09/21/38 (i)	1,410	1,446
0.55%, 09/21/38 (i), EUR	157	222

	Shares/Par (p)	Value
Leek Finance Number Seventeen Plc
0.57%, 12/21/37 (i), EUR	313	447
0.81%, 12/21/37 (i), GBP	139	239
Lehman XS Trust REMIC, 1.01%, 09/25/47 (i)	1,117	853
Luminent Mortgage Trust REMIC, 0.35%, 05/25/46 (i)	490	349
MASTR Adjustable Rate Mortgages Trust REMIC
3.08%, 10/25/34 (i)	229	215
3.18%, 12/25/34 (i)	69	68
1.34%, 12/25/46 (i) (r)	2,439	1,504
MASTR Seasoned Securities Trust REMIC, 3.39%, 10/25/32 (i)	201	201
Mid-State Trust, 7.34%, 07/01/35	160	173
Morgan Stanley Capital I Trust REMIC
5.48%, 02/12/44 (i)	200	221
5.93%, 12/15/44 (i)	150	146
Morgan Stanley Mortgage Loan Trust REMIC
2.78%, 08/25/34 (i)	115	112
2.83%, 03/25/36 (i)	1,266	986
NCUA Guaranteed Notes Trust REMIC
3.00%, 06/12/19	1,900	1,977
1.84%, 10/07/20	260	262
Panhandle-Plains Higher Education Authority Inc. REMIC, 1.38%, 10/01/35 (i)	1,782	1,808
Red River CLO Ltd., 0.51%, 07/27/18 (i) (r)	4,746	4,670
Residential Accredit Loans Inc. Trust REMIC, 1.14%, 01/25/46 (i)	1,010	706
Residential Funding Mortgage Securities Inc. Trust REMIC
2.85%, 08/25/35 (i)	535	424
2.94%, 09/25/35 (i)	572	531
Structured Asset Mortgage Investments Inc. REMIC, 2.47%, 08/25/35 (i)	84	83
Thrones Plc, 2.02%, 07/20/44, GBP	690	1,151
Washington Mutual Mortgage Pass-Through Certificates REMIC
2.45%, 06/25/34 (i)	429	431
2.24%, 09/25/36 (i)	1,089	909
Wells Fargo Alternative Loan Trust REMIC, 2.67%, 12/28/37 (i) (r)	2,113	1,667
Wells Fargo Mortgage Backed Securities Trust REMIC, 2.63%, 04/25/36 (i) (r)	128	117

Total Non-U.S. Government Agency Asset- Backed Securities (cost $73,954)		70,792

CORPORATE BONDS AND NOTES - 27.9%

CONSUMER DISCRETIONARY - 2.5%
CCO Holdings LLC, 5.25%, 09/30/22 (e)	1,275	1,191
D.R. Horton Inc., 4.38%, 09/15/22	600	560
Glencore Funding LLC
1.70%, 05/27/16 (r)	1,125	1,126
2.50%, 01/15/19 (r)	1,975	1,911
MDC Holdings Inc.
5.63%, 02/01/20	1,250	1,309
6.00%, 01/15/43	975	839
MGM Resorts International, 6.63%, 12/15/21 (e)	1,400	1,480
NBCUniversal Media LLC, 4.38%, 04/01/21	1,600	1,691
Nielsen Finance LLC, 4.50%, 10/01/20	1,000	973
NIKE Inc, 3.63%, 05/01/43 (e)	1,650	1,379
PVH Corp., 4.50%, 12/15/22 (e)	1,001	948
Rensselaer Polytechnic Institute, 5.60%, 09/01/20	2,300	2,454
Toll Brothers Finance Corp., 4.00%, 12/31/18	1,025	1,043
Videotron Ltd., 5.00%, 07/15/22 (e)	950	929
WPP Finance Co. Ltd., 8.00%, 09/15/14 (l)	1,653	1,735

		19,568

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
CONSUMER STAPLES - 1.3%
Avon Products Inc., 4.60%, 03/15/20	2,150	2,130
Constellation Brands Inc.
3.75%, 05/01/21	150	141
4.25%, 05/01/23	350	326
Kimberly-Clark Corp., 3.70%, 06/01/43	2,175	1,819
Pernod-Ricard SA
5.75%, 04/07/21 (r)	1,850	2,037
4.45%, 01/15/22 (r)	1,900	1,919
Reynolds Group Issuer Inc., 5.75%, 10/15/20	1,450	1,479

		9,851

ENERGY - 3.6%
Anadarko Petroleum Corp., 6.45%, 09/15/36 (e)	475	532
CNOOC Curtis Funding No. 1 Pty Ltd., 4.50%, 10/03/23 (r)	400	395
Continental Resources Inc., 5.00%, 09/15/22 (e)	1,650	1,714
Ecopetrol SA, 5.88%, 09/18/23	670	707
El Paso LLC, 7.75%, 01/15/32 (e)	515	521
Energy Transfer Partners LP, 3.26%, 11/01/66 (i)	3,693	3,361
Enterprise Products Operating LLC
8.38%, 08/01/66 (e) (i)	2,450	2,715
7.03%, 01/15/68 (i)	1,550	1,713
Gazprom Neft OAO Via GPN Capital SA, 6.00%, 11/27/23 (r)	830	842
Gazprom OAO Via Gaz Capital SA
9.25%, 04/23/19	530	652
6.00%, 01/23/21	280	295
4.95%, 07/19/22	410	398
MarkWest Energy Partners LP, 4.50%, 07/15/23 (e)	1,420	1,331
Nexen Inc., 6.40%, 05/15/37 (e)	935	1,061
Pacific Rubiales Energy Corp., 5.38%, 01/26/19 (e) (r)	800	806
Petroleos Mexicanos
3.50%, 07/18/18 (e)	330	339
4.88%, 01/18/24	390	390
PTTEP Canada International Finance Ltd., 5.69%, 04/05/21 (r)	1,020	1,086
Rosneft Finance SA, 7.25%, 02/02/20	817	922
Rosneft Oil Co. via Rosneft International Finance Ltd., 4.20%, 03/06/22 (r)	1,240	1,138
Shell International Finance BV, 4.55%, 08/12/43	1,225	1,190
TransCanada PipeLines Ltd., 6.35%, 05/15/67 (i)	1,375	1,412
Transocean Inc., 6.50%, 11/15/20 (e)	2,025	2,310
Transportadora de Gas Internacional SA ESP, 5.70%, 03/20/22	600	635
Weatherford International Ltd., 9.63%, 03/01/19 (e)	1,475	1,894

		28,359

FINANCIALS - 13.4%
Abbey National Treasury Services Plc
2.12%, 02/16/15 (i), GBP	1,100	1,848
4.00%, 04/27/16	2,075	2,203
Achmea Hypotheekbank NV, 3.20%, 11/03/14 (r)	459	470
AIG Life Holdings Inc., 8.50%, 07/01/30	1,275	1,600
American Campus Communities Operating Partnership LP, 3.75%, 04/15/23	2,000	1,853
American International Group Inc.
2.38%, 08/24/15	850	868
5.85%, 01/16/18	950	1,089

	Shares/Par (p)	Value
American Tower Corp., 3.40%, 02/15/19 (e)	1,550	1,577
Bank of America Corp.
5.75%, 12/01/17	1,250	1,422
5.65%, 05/01/18	1,550	1,764
4.10%, 07/24/23 (e)	1,200	1,203
Bank of New York Mellon Corp., 9.63%, 05/02/21 (r)	276	99
Bank of Scotland Plc, 5.25%, 02/21/17 (e) (r)	300	335
Barclays Bank Plc, 6.05%, 12/04/17 (q)	1,950	2,179
BPCE SA, 5.70%, 10/22/23 (e) (r)	1,150	1,185
Capital One Financial Corp., 1.00%, 11/06/15	1,325	1,324
Citigroup Inc.
6.13%, 11/21/17	1,010	1,164
3.38%, 03/01/23	1,500	1,424
Compass Bank, 5.50%, 04/01/20	1,200	1,227
Credit Suisse AG, 6.50%, 08/08/23 (r)	1,100	1,170
Credit Suisse Group AG, 7.50%, (callable at 100 beginning 12/11/23) (e) (m) (r)	1,075	1,135
Developers Diversified Realty Corp., 7.50%, 04/01/17 (e)	2,170	2,528
Discover Bank, 8.70%, 11/18/19	551	689
Discover Financial Services, 3.85%, 11/21/22 (e)	1,499	1,419
ERP Operating LP, 4.63%, 12/15/21	2,575	2,711
First Niagara Financial Group Inc., 6.75%, 03/19/20	925	1,062
Ford Motor Credit Co. LLC
8.00%, 12/15/16	1,075	1,271
5.00%, 05/15/18	1,200	1,336
General Electric Capital Corp., 5.88%, 01/14/38	900	1,022
Genworth Financial Inc., 7.63%, 09/24/21	2,750	3,268
HCP Inc.
6.00%, 01/30/17	1,375	1,540
2.63%, 02/01/20	1,150	1,095
Healthcare Realty Trust Inc., 6.50%, 01/17/17	1,725	1,934
HSBC Bank USA Credit Linked Note (Nota Do Tesouro Nacional, 6.00%, 08/15/40, Moody’s rating Baa2) (i), BRL	4,840	4,637
ING Bank NV
2.00%, 09/25/15 (e) (r)	1,200	1,220
4.00%, 03/15/16 (r)	1,550	1,638
Inter-American Development Bank, 1.00%, 02/27/18	1,700	1,657
Intesa Sanpaolo SpA
3.13%, 01/15/16	1,050	1,070
3.88%, 01/16/18	2,750	2,815
Landwirtschaftliche Rentenbank, 4.88%, 01/10/14	6,000	6,007
Liberty Property LP, 4.75%, 10/01/20	1,500	1,575
Merrill Lynch & Co. Inc., 6.05%, 05/16/16 (e)	1,125	1,238
Mizuho Corporate Bank Ltd., 2.55%, 03/17/17 (r)	2,125	2,167
Morgan Stanley
6.25%, 08/28/17	1,600	1,830
6.63%, 04/01/18	1,825	2,134
5.63%, 09/23/19	750	852
MUFG Capital Finance 1 Ltd., 6.35%, (callable at 100 beginning 07/25/16) (i) (m)	1,310	1,419
Northern Rock Plc, 5.63%, 06/22/17 (r)	7,100	8,002
Northwestern Mutual Life Insurance Co., 6.06%, 03/30/40 (r)	1,375	1,540
ProLogis LP, 6.13%, 12/01/16	900	1,014
QBE Capital Funding III Ltd., 7.25%, 05/24/41 (i) (r)	1,075	1,112
Regions Financial Corp., 5.75%, 06/15/15	1,225	1,305
Resona Preferred Global Securities Cayman Ltd., 7.19%, (callable at 100 beginning 07/30/15) (e) (i) (m) (r)	1,525	1,618

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
Royal Bank of Scotland Group Plc
2.55%, 09/18/15	2,175	2,224
9.50%, 03/16/22 (i)	700	820
6.00%, 12/19/23	675	680
Santander Holdings USA Inc., 4.63%, 04/19/16	715	762
Sovereign Bank, 8.75%, 05/30/18	700	841
Stadshypotek AB, 1.88%, 10/02/19 (r)	4,300	4,142
SunTrust Banks Inc., 2.35%, 11/01/18	2,775	2,759
UBS AG-Credit Linked Note (Federative Republic of Brazil, 6.00%, 01/17/17, Moody’s rating Baa2) (f) (q), BRL	1,620	404

		104,496

HEALTH CARE - 1.1%
AbbVie Inc., 1.75%, 11/06/17	4,300	4,291
Express Scripts Holding Co., 2.65%, 02/15/17	1,300	1,339
HCA Inc., 7.50%, 02/15/22	1,475	1,619
Novartis Capital Corp., 3.70%, 09/21/42 (e)	1,850	1,576

		8,825

INDUSTRIALS - 0.8%
Caterpillar Inc., 3.80%, 08/15/42	850	712
GE Capital Trust I, 6.38%, 11/15/67 (e) (i)	1,374	1,484
Penske Truck Leasing Co. LP, 2.88%, 07/17/18 (r)	2,400	2,413
Xylem Inc., 3.55%, 09/20/16	1,900	1,996

		6,605

INFORMATION TECHNOLOGY - 0.7%
Equinix Inc., 7.00%, 07/15/21	1,000	1,093
Hewlett-Packard Co.
3.00%, 09/15/16	1,675	1,742
2.60%, 09/15/17	1,100	1,117
NetApp Inc., 2.00%, 12/15/17	1,575	1,566

		5,518

MATERIALS - 0.2%
Ball Corp., 5.00%, 03/15/22	725	718
Crown Americas LLC, 4.50%, 01/15/23	500	467

		1,185

TELECOMMUNICATION SERVICES - 3.4%
AT&T Inc., 2.95%, 05/15/16	1,750	1,825
Crown Castle International Corp., 5.25%, 01/15/23	1,275	1,250
Frontier Communications Corp., 8.50%, 04/15/20 (e)	1,225	1,372
MetroPCS Wireless Inc.
6.25%, 04/01/21 (e) (r)	700	726
6.63%, 04/01/23 (e) (r)	550	568
SoftBank Corp., 4.50%, 04/15/20 (e) (r)	1,600	1,560
Sprint Nextel Corp., 7.00%, 08/15/20 (e)	1,250	1,353
Telefonica Emisiones SAU, 5.46%, 02/16/21	975	1,028
Verizon Communications Inc.
3.65%, 09/14/18	3,075	3,253
5.15%, 09/15/23	8,100	8,683
6.55%, 09/15/43	2,000	2,332
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
6.49%, 02/02/16 (e) (r)	400	427
9.13%, 04/30/18	300	352
7.75%, 02/02/21 (e) (r)	730	793
VimpelCom Holdings BV, 7.50%, 03/01/22 (r)	650	679

		26,201

UTILITIES - 0.9%
Arizona Public Service Co., 8.75%, 03/01/19	1,700	2,159
Consumers Energy Co, 3.95%, 05/15/43	2,125	1,870
Florida Power & Light Co., 3.80%, 12/15/42 (e)	2,325	2,023

	Shares/Par (p)	Value
Puget Sound Energy Inc., 6.97%, 06/01/67 (i)	675	690

		6,742

Total Corporate Bonds and Notes (cost $215,777)		217,350

GOVERNMENT AND AGENCY OBLIGATIONS - 56.0%

GOVERNMENT SECURITIES - 32.2%

Federal Home Loan Bank - 0.8% (w)
Federal Home Loan Bank
1.88%, 03/13/20	1,400	1,349
3.00%, 09/10/21	3,200	3,210
3.25%, 06/09/23	2,000	1,982

		6,541

Federal Home Loan Mortgage Corp. - 0.8% (w)
Federal Home Loan Mortgage Corp.
4.38%, 01/15/14, EUR	1,900	2,618
1.25%, 10/02/19	4,100	3,882

		6,500

Federal National Mortgage Association - 0.7% (w)
Federal National Mortgage Association
0.38%, 03/16/15	800	801
6.25%, 05/15/29	2,600	3,252
6.63%, 11/15/30	900	1,168

		5,221

Municipals - 4.3%
American Municipal Power Inc. - Series E, 6.27%, 02/15/50	875	921
California State University, 5.00%, 11/01/37 - 11/01/42	1,120	1,165
City of New York, 5.00%, 08/01/24 - 08/01/25	1,820	2,040
Commonwealth of Massachusetts, 5.00%, 08/01/40	620	644
Contra Costa Community College District, 5.00%, 08/01/38	270	279
County of DeKalb Water & Sewerage, RB, 5.25%, 10/01/41	270	280
County of Miami-Dade Transit System, RB, 5.00%, 07/01/42	445	446
Dallas/Fort Worth International Airport, 5.00%, 11/01/44	530	520
Los Angeles Department of Water & Power, 5.00%, 07/01/43	565	579
Massachusetts Development Finance Agency, 5.00%, 07/01/43	270	283
Massachusetts School Building Authority, 5.00%, 10/15/41	355	368
Metropolitan Pier & Exposition Authority, 5.50%, 06/15/50	625	624
Metropolitan St Louis Sewer District, 5.00%, 05/01/42	420	441
New Jersey Economic Development Authority, 5.00%, 06/15/46	275	283
New Jersey Transportation Trust Fund Authority, 5.00%, 06/15/36 - 06/15/44	1,010	1,020
New York City Transitional Finance Authority Future Tax Secured Revenue, 5.00%, 02/01/42	305	314
New York City Transitional Finance Authority, RB, 5.00%, 05/01/38	255	266
New York City Water & Sewer System, 5.00%, 06/15/44	275	280
New York State Dormitory Authority, 5.00%, 02/15/43	430	443
North Texas Tollway Authority, 5.50%, 09/01/41	250	265

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
Northstar Education Finance Inc. Student Loan Asset-Backed Note
1.81%, 04/01/42 (i)	2,300	2,110
2.85%, 04/01/42 (i)	650	596
3.75%, 04/01/42 (i)	700	642
1.44%, 01/29/46 (i)	525	481
1.67%, 01/29/46 - 01/29/46 (i)	2,875	2,637
Ohio State Turnpike Commission
5.25%, 02/15/39	250	259
5.00%, 02/15/48 - 02/15/48	1,005	996
Pennsylvania Turnpike Commission, 5.00%, 12/01/43	255	253
Private Colleges & Universities Authority, 5.00%, 10/01/43	1,485	1,550
Sacramento Municipal Utility District, 5.00%, 08/15/41	255	261
State of California
5.00%, 09/01/27 - 04/01/43	4,050	4,221
7.95%, 03/01/36	1,290	1,491
7.63%, 03/01/40	2,390	3,126
State of Louisiana, RB, 5.00%, 05/01/45	330	336
State of Washington, 5.00%, 08/01/33 - 08/01/35	1,755	1,860
Tampa Bay Water, 5.00%, 10/01/38	535	557
University of Washington, 5.00%, 07/01/41	280	291

		33,128

Sovereign - 7.2%
Chile Government International Bond, 3.63%, 10/30/42	800	628
Dominican Republic International Bond
14.50%, 02/10/23 (q), DOP	1,200	29
8.63%, 04/20/27 (e)	396	429
Hashemite Kingdom of Jordan Government Bond, 2.50%, 10/30/20	5,000	4,891
Hellenic Republic Government Bond
1.62%, 05/21/14 (i), EUR	670	897
0.97%, 08/10/14, EUR	1,050	1,378
Indonesia Government International Bond
5.38%, 10/17/23 (r)	610	607
8.50%, 10/12/35	1,210	1,461
International Finance Corp., 0.88%, 06/15/18	6,900	6,659
Israel Government AID Bond
5.50%, 09/18/23 - 04/26/24	5,000	5,765
5.50%, 12/04/23 (e)	500	575
Ivory Coast Government International Bond, 5.75%, 12/31/32	1,885	1,682
Kommunalbanken A/S, 1.00%, 09/26/17 (e) (r)	2,300	2,266
Mexico Bonos
6.50%, 06/10/21, MXN	6,507	511
8.00%, 12/07/23, MXN	6,841	583
7.50%, 06/03/27, MXN	6,260	511
8.50%, 05/31/29 - 11/18/38 , MXN	8,015	686
7.75%, 05/29/31 - 11/13/42 , MXN	42,295	3,356
10.00%, 11/20/36, MXN	7,827	761
Mexico Government International Bond, 4.75%, 03/08/44	2,670	2,406
Nigeria Government International Bond, 5.13%, 07/12/18 (r)	200	205
Panama Government International Bond, 9.38%, 04/01/29	90	125
Perusahaan Penerbit SBSN Indonesia, 6.13%, 03/15/19 (r)	630	672
Province of Quebec, Canada, 4.60%, 05/26/15 (e)	1,475	1,562
Republic of Honduras, 8.75%, 12/16/20 (r)	610	615
Russia Foreign Bond, 4.88%, 09/16/23 (r)	6,000	6,060
Tennessee Valley Authority
4.38%, 06/15/15	2,400	2,537

	Shares/Par (p)	Value
3.88%, 02/15/21	3,700	3,902
5.98%, 04/01/36	1,250	1,457
4.63%, 09/15/60	800	713
Turkey Government International Bond
5.63%, 03/30/21	590	592
6.25%, 09/26/22	1,740	1,807

		56,328

Treasury Inflation Index Securities - 2.3%
U.S. Treasury Inflation Indexed Note
2.00%, 01/15/14 (n)	5,056	5,056
1.25%, 04/15/14 (n)	7,063	7,108
0.13%, 01/15/23 (n)	3,035	2,863
0.38%, 07/15/23 (n)	2,810	2,706

		17,733

U.S. Treasury Securities - 16.1%
U.S. Treasury Bond
3.00%, 05/15/42	7,900	6,597
3.75%, 11/15/43	2,600	2,503
U.S. Treasury Note
0.13%, 12/31/14 (o)	11,850	11,846
0.25%, 07/31/15	54,500	54,496
1.38%, 09/30/18	7,700	7,601
1.25%, 10/31/18 (e)	12,500	12,247
1.25%, 11/30/18	15,700	15,355
1.75%, 10/31/20	800	767
2.50%, 08/15/23	11,200	10,735
2.75%, 11/15/23	3,000	2,930

		125,077

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 23.8%

Federal Home Loan Mortgage Corp. - 9.0%
Federal Home Loan Mortgage Corp.
2.52%, 01/25/23	2,700	2,526
3.53%, 07/25/23	1,500	1,498
5.00%, 03/01/26 - 06/01/41	8,885	9,596
5.50%, 04/01/28 - 02/01/39	5,928	6,467
3.00%, 03/01/32 - 04/01/43	9,927	9,428
4.00%, 08/01/36 - 12/01/36	968	994
2.99%, 01/01/37 (i)	649	687
6.50%, 01/01/38 - 12/01/38	1,720	1,943
7.00%, 02/01/39	1,627	1,815
4.50%, 11/01/40 - 03/01/41	85	90
5.50%, 01/15/44, TBA (g)	3,000	3,277
REMIC, 1,156.50%, 06/15/21 (q)	—	—
REMIC, 2.78%, 09/25/22	1,778	1,809
REMIC, 2.64%, 01/25/23	7,500	7,032
REMIC, 3.25%, 04/25/23 (i)	12,300	12,116
REMIC, 6.50%, 02/15/36 - 05/15/41	9,111	10,254
REMIC, Interest Only, 5.93%, 11/15/43 (i) (q)	2,837	340

		69,872

Federal National Mortgage Association - 14.2%
Federal National Mortgage Association
2.80%, 03/01/18	2,460	2,566
5.00%, 03/01/18 - 10/01/41	5,366	5,820
3.74%, 05/01/18	1,446	1,554
3.84%, 05/01/18	1,790	1,931
4.50%, 05/01/18 - 10/01/41	6,953	7,394
6.50%, 02/01/19	1	1
4.51%, 06/01/19	4,400	4,824
3.42%, 10/01/20	1,148	1,185
3.63%, 12/01/20	862	896
4.38%, 06/01/21	3,546	3,849
3.83%, 07/01/21	1,600	1,678
5.50%, 09/01/23 - 12/01/39	9,327	10,205
6.00%, 01/01/24 - 05/01/41	20,998	23,265
8.00%, 08/01/29 - 01/01/31	50	55

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
7.00%, 07/01/32 - 03/01/39	964	1,056
2.14%, 11/01/35 (i)	44	46
2.39%, 05/01/36 (i)	320	339
2.55%, 05/01/36 (i)	307	326
2.59%, 08/01/36 (i)	285	304
4.00%, 08/01/36 - 09/01/39	539	556
2.45%, 09/01/36 (i)	303	319
3.00%, 08/01/42 - 07/01/43	27,230	25,892
2.50%, 01/01/43	2,964	2,685
3.00%, 01/15/44, TBA (g)	4,000	3,797
4.00%, 01/15/44, TBA (g)	3,000	3,088
Interest Only, 3.00%, 08/25/28 (q)	1,768	231
REMIC, 10.40%, 04/25/19	—	—
REMIC, 5.84%, 05/25/40 (i) (q)	1,945	269
REMIC, 5.00%, 06/25/41 - 10/25/41	3,075	3,294
REMIC, 7.00%, 07/25/42 - 10/25/42	2,235	2,470
REMIC, Interest Only, 6.52%, 10/25/35 (i) (q)	946	150
REMIC, Interest Only, 4.83%, 11/25/40 (i) (q)	3,946	607
REMIC, Interest Only, 5.84%, 11/25/40 (i) (q)	1,883	237
REMIC, Interest Only, 6.00%, 11/25/40 (q)	650	101

		110,990

Government National Mortgage Association - 0.6%
Government National Mortgage Association
3.95%, 07/15/25	854	883
6.00%, 06/15/34 - 11/15/38	124	139
5.00%, 06/15/40	121	132
2.50%, 12/20/42	39	36
5.00%, 01/15/44, TBA (g)	3,000	3,252
REMIC, Interest Only, 6.53%, 08/16/43 (i) (q)	1,931	289

		4,731

Total Government and Agency Obligations (cost $438,860)		436,121

COMMON STOCKS - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Home Interior Gift Inc. (c) (f) (q)	491	—

Total Common Stocks (cost $185)		—

SHORT TERM INVESTMENTS - 12.1%

Investment Companies - 5.0%
JNL Money Market Fund, 0.01% (a) (h)	38,620	38,620

Securities Lending Collateral - 4.3%
Securities Lending Cash Collateral Fund LLC, 0.22% (a) (h)	33,847	33,847

Treasury Securities - 2.8%
Mexico Cetes
0.26%, 03/06/14, MXN	9,298	7,081
0.26%, 06/26/14, MXN	9,298	6,999
U.S. Treasury Bill, 0.14%, 04/24/14	$7,900	7,898

		21,978

Total Short Term Investments (cost $94,502)		94,445

Total Investments - 105.1% (cost $823,278)		818,708
Total Forward Sales Commitments - (2.2%) (proceeds $17,102)		(17,099)
Other Assets and Liabilities, Net - (2.9%)		(22,639)

Total Net Assets - 100.0%		$778,970

	Shares/Par (p)	Value
FORWARD SALES COMMITMENTS - 2.2%

GOVERNMENT AND AGENCY OBLIGATIONS - 2.2%

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 2.2%

Federal Home Loan Mortgage Corp. - 1.2%
Federal Home Loan Mortgage Corp.
3.00%, 01/15/44, TBA (g)	$9,000	$8,530
5.00%, 01/15/44, TBA (g)	1,000	1,079

		9,609

Federal National Mortgage Association - 1.0%
Federal National Mortgage Association
2.50%, 01/15/44, TBA (g)	1,000	906
4.50%, 01/15/44, TBA (g)	1,000	1,060
5.00%, 01/15/44, TBA (g)	1,000	1,086
6.00%, 01/15/44, TBA (g)	4,000	4,438

		7,490

Total Forward Sales Commitments - 2.2% (proceeds $17,102)		$17,099

JNL/Goldman Sachs Emerging Markets Debt Fund (z) *

CORPORATE BONDS AND NOTES - 24.3%

ARGENTINA - 0.6%
Other Securities		$4,379

BRAZIL - 1.2%
Other Securities		9,526

CAYMAN ISLANDS - 0.1%
Other Securities		679

CHILE - 1.9%
AES Gener SA
5.25%, 08/15/21	2,520	2,551
8.38%, 12/18/73 (e) (i) (r)	1,130	1,178
ENTEL Chile SA, 4.88%, 10/30/24 (e) (r)	3,450	3,364
Sociedad Quimica y Minera de Chile SA
5.50%, 04/21/20 (r)	230	234
3.63%, 04/03/23 (r)	470	407
3.63%, 04/03/23 (e)	2,670	2,318
Other Securities		5,110

		15,162

CHINA - 1.2%
Other Securities		9,324

COLOMBIA - 1.8%
Bancolombia SA, 5.95%, 06/03/21	4,050	4,212
Ecopetrol SA
7.63%, 07/23/19 (e)	1,150	1,363
5.88%, 09/18/23	1,820	1,920
Transportadora de Gas Internacional SA ESP, 5.70%, 03/20/22 (e)	2,640	2,795
Other Securities		4,250

		14,540

COSTA RICA - 0.4%
Other Securities		3,052

GUATEMALA - 0.2%
Other Securities		1,612

HONG KONG - 1.4%
Other Securities		10,932

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
INDIA - 0.6%
Other Securities		5,072

INDONESIA - 0.3%
Other Securities		2,547

IRELAND - 0.1%
Other Securities		962

ISRAEL - 0.4%
Israel Electric Corp. Ltd.
5.63%, 06/21/18 (r)	830	878
7.25%, 01/15/19	1,500	1,666
7.75%, 12/15/27	250	269

		2,813

JAMAICA - 0.5%
Digicel Group Ltd.
8.25%, 09/30/20 (r)	580	601
8.25%, 09/30/20	3,260	3,378
Other Securities		202

		4,181

LUXEMBOURG - 0.7%
Other Securities		5,174

MEXICO - 2.3%
America Movil SAB de CV
6.45%, 12/05/22, MXN	16,420	1,159
8.46%, 12/18/36, MXN	37,600	2,714
Grupo Televisa SAB, 7.25%, 05/14/43, MXN	45,770	2,838
Mexico Generadora de Energia S de rl, 5.50%, 12/06/32 (q)	830	793
Petroleos Mexicanos, 7.65%, 11/24/21 (r), MXN	36,505	2,869
Other Securities		8,194

		18,567

NETHERLANDS - 0.0%
Other Securities		200

PARAGUAY - 0.1%
Other Securities		1,094

PERU - 0.9%
Other Securities		7,178

PHILIPPINES - 0.4%
Other Securities		3,104

QATAR - 0.3%
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 5.30%, 03/07/18	2,400	2,574

ROMANIA - 0.1%
Other Securities		423

RUSSIAN FEDERATION - 3.0%
Gazprom Neft OAO Via GPN Capital SA
4.38%, 09/19/22	1,740	1,594
6.00%, 11/27/23 (r)	5,490	5,572
Gazprom OAO Via Gaz Capital SA
6.00%, 01/23/21	1,600	1,688
6.51%, 03/07/22	880	945
7.29%, 08/16/37	470	495
VimpelCom Holdings BV, 7.50%, 03/01/22	3,230	3,374
Other Securities		10,026

		23,694

SINGAPORE - 0.3%
Other Securities		2,420

	Shares/Par (p)	Value
SOUTH AFRICA - 1.3%
Transnet SOC Ltd.
10.80%, 03/15/18, ZAR	7,000	740
10.50%, 09/17/20, ZAR	17,000	1,757
8.90%, 11/14/27, ZAR	57,000	5,233
10.00%, 03/30/29, ZAR	16,500	1,434
Other Securities		1,341

		10,505

SPAIN - 0.4%
Other Securities		3,246

SRI LANKA - 0.0%
Other Securities		383

TAIWAN - 0.2%
Other Securities		1,584

THAILAND - 0.8%
Bank of Thailand, 3.22%, 03/01/16, THB	87,900	2,703
PTTEP Canada International Finance Ltd., 5.69%, 04/05/21 (e)	3,192	3,402

		6,105

TURKEY - 0.7%
Turkiye Vakiflar Bankasi Tao, 3.75%, 04/15/18 (r)	4,520	4,233
Other Securities		1,160

		5,393

UKRAINE - 0.3%
Other Securities		2,499

UNITED ARAB EMIRATES - 1.8%
Dolphin Energy Ltd., 5.50%, 12/15/21	5,740	6,271
Ruwais Power Co. PJSC, 6.00%, 08/31/36 (e) (r)	6,670	6,986
Other Securities		1,439

		14,696

Total Corporate Bonds and Notes (cost $205,682)		193,620

GOVERNMENT AND AGENCY OBLIGATIONS - 57.4%

BRAZIL - 7.1%
Brazil Inflation Indexed Notas do Tesouro Nacional - Series B
6.00%, 08/15/16 (s), BRL	2,730	2,795
6.00%, 05/15/17 (s), BRL	6,575	6,640
6.00%, 08/15/40 (s), BRL	10,634	10,097
6.00%, 08/15/50 (s), BRL	8,607	8,115
Brazil Letras do Tesouro Nacional
0.00%,01/01/15 (j), BRL	10,580	4,049
0.00%,07/01/17 (j), BRL	2,959	8,293
Brazil Notas do Tesouro Nacional
10.00%, 01/01/18, BRL	10,720	4,190
10.00%, 01/01/19, BRL	6,078	2,326
10.00%, 01/01/21, BRL	5,190	1,912
10.00%, 01/01/23, BRL	19,807	7,091
Other Securities		1,039

		56,547

CHILE - 0.5%
Chile Government International Bond, 6.00%, 01/01/18, CLP	595,000	1,178
Tesoreria General de la Republica Inflation Indexed Note, 3.00%, 01/01/15 (s), CLP	950,349	1,828
Other Securities		784

		3,790

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
COLOMBIA - 3.9%
Colombia Government International Bond
9.85%, 06/28/27, COP	1,695,000	1,100
4.38%, 05/01/18, COP	324,000	149
Colombia TES
8.00%, 10/28/15, COP	8,015,200	4,398
7.00%, 05/04/22, COP	39,730,400	20,792
7.50%, 08/26/26, COP	3,291,200	1,735
6.00%, 04/28/28, COP	6,650,400	3,074

		31,248

COSTA RICA - 0.4%
Costa Rica Government International Bond, 5.63%, 04/30/43 (e) (r)	520	439
Republic of Costa Rica
11.13%, 03/28/18 (q), CRC	1,030,300	2,273
9.20%, 03/27/19 (q), CRC	30,100	62

		2,774

IVORY COAST - 0.4%
Ivory Coast Government International Bond, 5.75%, 12/31/32	3,355	2,994

DOMINICAN REPUBLIC - 1.4%
Dominican Republic International Bond
16.95%, 02/04/22, DOP	155,900	4,272
14.50%, 02/10/23 (q), DOP	56,000	1,352
14.50%, 02/10/23 (q), DOP	16,200	391
6.60%, 01/28/24 (r)	1,040	1,043
18.50%, 02/04/28 (q), DOP	149,800	4,234

		11,292

HONDURAS - 0.5%
Honduras Government International Bond, 7.50%, 03/15/24 (r)	370	338
Republic of Honduras, 8.75%, 12/16/20 (r)	3,490	3,516

		3,854

HUNGARY - 0.4%
Hungary Government Bond
8.00%, 02/12/15, HUF	275,040	1,340
7.75%, 08/24/15, HUF	317,670	1,572

		2,912

INDONESIA - 1.3%
Indonesia Government Bond
7.38%, 09/15/16, IDR	59,070,000	4,781
15.00%, 07/15/18, IDR	18,617,000	1,924
Indonesia Government International Bond, 5.38%, 10/17/23 (e) (r)	1,270	1,263
Other Securities		2,175

		10,143

MALAYSIA - 0.8%
Malaysia Government Bond
5.09%, 04/30/14, MYR	16,630	5,110
3.43%, 08/15/14, MYR	4,660	1,427

		6,537

MEXICO - 6.4%
Mexico Bonos
6.25%, 06/16/16, MXN	33,920	2,728
7.25%, 12/15/16, MXN	9,005	742
5.00%, 06/15/17, MXN	16,407	1,265
4.75%, 06/14/18, MXN	136,259	10,187
6.50%, 06/10/21, MXN	14,988	1,178
6.50%, 06/09/22, MXN	6,661	516
8.00%, 12/07/23, MXN	1,312	112
7.50%, 06/03/27, MXN	66,308	5,415

	Shares/Par (p)	Value
8.50%, 05/31/29, MXN	22,096	1,922
7.75%, 05/29/31, MXN	104,206	8,355
10.00%, 11/20/36, MXN	72,138	7,017
8.50%, 11/18/38, MXN	34,069	2,882
Mexico Cetes, 0.26%, 01/23/14, MXN	10,926	8,350

		50,669

NIGERIA - 0.4%
Nigeria Government Bond, 16.00%, 06/29/19, NGN	73,000	506
Nigeria Government International Bond, 6.38%, 07/12/23	2,950	3,046

		3,552

PARAGUAY - 0.2%
Other Securities		1,889

PERU - 0.9%
Peru Government International Bond - Series REGS
7.84%, 08/12/20, PEN	12,703	5,171
8.20%, 08/12/26, PEN	76	32
6.95%, 08/12/31, PEN	4,259	1,522
6.90%, 08/12/37, PEN	858	300
6.85%, 02/12/42, PEN	493	170

		7,195

PHILIPPINES - 0.4%
Philippine Government Bond, 4.95%, 01/15/21, PHP	81,000	1,930
Philippine Government International Bond, 6.25%, 01/14/36, PHP	52,000	1,242

		3,172

POLAND - 2.8%
Poland Government Bond
2.50%, 07/25/18, PLN	1,970	620
5.50%, 10/25/19, PLN	14,480	5,186
5.75%, 10/25/21, PLN	35,137	12,782
Poland Government Treasury Inflation Indexed Bond, 3.00%, 08/24/16 (n), PLN	11,139	3,871

		22,459

ROMANIA - 0.5%
Romania Government Bond, 5.90%, 07/26/17, RON	12,310	3,968

RUSSIAN FEDERATION - 7.2%
AHML Finance Ltd., 7.75%, 02/13/18 (r), RUB	165,700	4,962
Russia Federal Bond, 7.00%, 08/16/23, RUB	274,640	7,985
Russia Foreign Bond, 3.50%, 01/16/19 (r)	3,200	3,250
Russia Government Bond
7.35%, 01/20/16, RUB	117,900	3,667
6.20%, 01/31/18, RUB	765,370	22,665
7.50%, 02/27/19, RUB	178,190	5,523
7.60%, 07/20/22, RUB	130,310	3,978
8.15%, 02/03/27, RUB	31,670	994
7.05%, 01/19/28, RUB	148,570	4,203

		57,227

SOUTH AFRICA - 1.8%
South Africa Government Bond
8.00%, 12/21/18, ZAR	53,680	5,292
7.25%, 01/15/20, ZAR	18,400	1,735
7.75%, 02/28/23, ZAR	10,160	960
10.50%, 12/21/26, ZAR	21,150	2,376
7.00%, 02/28/31, ZAR	31,910	2,536
6.50%, 02/28/41, ZAR	18,300	1,286

		14,185

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
THAILAND - 6.4%
Bank of Thailand, 2.95%, 01/14/16, THB	71,560	2,189
Thailand Government Bond
5.25%, 05/12/14, THB	102,800	3,160
3.63%, 05/22/15, THB	415,558	12,832
3.13%, 12/11/15, THB	200,460	6,155
3.25%, 06/16/17, THB	90,800	2,786
3.58%, 05/02/18, THB	131,500	3,741
3.65%, 12/17/21, THB	397,185	12,000
3.63%, 06/16/23, THB	158,890	4,733
3.78%, 06/25/32, THB	20,200	572
Thailand Government Inflation Indexed Bond, 1.20%, 06/15/18 (s), THB	82,000	2,467

		50,635

TURKEY - 6.3%
Turkey Government Bond
6.50%, 01/07/15, TRY	29,670	13,376
5.00%, 05/13/15, TRY	4,255	1,857
9.00%, 01/27/16, TRY	9,700	4,432
9.00%, 03/08/17, TRY	11,500	5,201
6.30%, 02/14/18, TRY	21,920	8,975
8.30%, 06/20/18, TRY	9,890	4,326
9.50%, 01/12/22, TRY	16,440	7,365
8.50%, 09/14/22, TRY	5,890	2,475
7.10%, 03/08/23, TRY	5,550	2,115

		50,122

UNITED STATES OF AMERICA - 7.4%
U.S. Treasury Bond
3.63%, 08/15/43 (e) (o)	4,900	4,609
3.75%, 11/15/43 (e)	8,000	7,701
U.S. Treasury Note
1.38%, 09/30/18	2,600	2,567
1.25%, 10/31/18	16,300	15,970
1.25%, 11/30/18	16,300	15,942
2.00%, 09/30/20	3,500	3,417
1.75%, 10/31/20	9,400	9,007

		59,213

Total Government and Agency Obligations (cost $493,379)		456,377

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.2%

Brazil - 0.2%
Brazil Loan Trust 1, 5.48%, 07/24/23 (r)	2,130	2,125

Total Non-U.S. Government Agency Asset- Backed Securities (cost $2,205)		2,125

CREDIT LINKED STRUCTURED NOTES - 8.3%

COLOMBIA - 2.0%
Citigroup Funding Inc. Credit Linked Note (Colombian Government Bond, 10.00%, 07/24/24, Moody’s rating N/A) (r), COP	1,642,000	1,050
Citigroup Funding Inc. Credit Linked Note (Colombian Government Bond, 11.00%, 07/24/20, Moody’s rating N/A) (i) (r), COP	4,514,000	2,860
Citigroup Funding Inc. Credit Linked Note (Colombian Government Bond, 11.25%, 10/24/18, Moody’s rating N/A) (i) (r), COP	10,289,000	6,420
Citigroup Funding Inc. Credit Linked Note (Colombian Government Bond, 11.25%, 10/24/18, Moody’s rating N/A) (r), COP	9,263,000	5,783

		16,113

	Shares/Par (p)	Value
INDONESIA - 5.3%
Barclays Bank Plc Credit Linked Note (Indonesia Government, 10.00%, 07/15/17, Moody’s rating Baa3) (q), IDR	82,000,000	7,165
Deutsche Bank AG Credit Linked Note (Indonesia Government, 10.75%, 05/15/16, Moody’s rating Baa3) (q), IDR	20,500,000	1,795
Deutsche Bank AG Credit Linked Note (Indonesia Government, 7.00%, 05/15/27, Moody’s rating Baa3) (r), IDR	17,900,000	1,260
Deutsche Bank AG Credit Linked Note (Indonesia Government, 8.25%, 06/15/32, Moody’s rating Baa3) IDR	13,600,000	1,044
Deutsche Bank AG Credit Linked Note (Indonesia Government, 8.25%, 07/15/21, Moody’s rating Baa3) IDR	84,000,000	6,867
JPMorgan Chase & Co. Credit Linked Note (Indonesia Government, 10.00%, 07/18/17, Moody’s rating Baa3) (r), IDR	65,000,000	5,683
JPMorgan Chase & Co. Credit Linked Note (Indonesia Government, 10.75%, 05/17/16, Moody’s rating Baa3) (r), IDR	86,000,000	7,523
JPMorgan Chase & Co. Credit Linked Note (Indonesia Government, 11.00%, 11/15/20, Moody’s rating Baa3) (r), IDR	20,000,000	1,876
JPMorgan Chase & Co. Credit Linked Note (Indonesia Government, 6.13%, 05/17/28, Moody’s rating Baa3) (r), IDR	27,187,000	1,736
JPMorgan Chase & Co. Credit Linked Note (Indonesia Government, 6.63%, 05/15/33, Moody’s rating Baa3) (r), IDR	46,000,000	2,964
JPMorgan Chase & Co. Credit Linked Note (Indonesia Government, 6.63%, 05/15/33, Moody’s rating Baa3) (r), IDR	2,800,000	181
Standard Chartered Bank Credit Linked Note (Indonesia Government, 9.00%, 03/15/29, Moody’s rating Baa3) (r), IDR	24,092,000	1,998
Standard Chartered Bank Credit Linked Note (Indonesia Government, 9.00%, 03/15/29, Moody’s rating Baa3) (r), IDR	26,254,000	2,177

		42,269

NIGERIA - 1.0%
Citigroup Funding Inc. Credit Linked Note (Federal Republic of Nigeria, 15.10%, 05/01/17, Moody’s rating N/A) (r), NGN	105,000	690
Deutsche Bank AG Credit Linked Note (Federal Republic of Nigeria, 0.00%, 02/06/14, Moody’s rating N/A) (j) (r), NGN	502,000	3,101
Deutsche Bank AG Credit Linked Note (Federal Republic of Nigeria, 0.00%, 03/06/14, Moody’s rating N/A) (j) (r), NGN	90,000	550
Deutsche Bank AG Credit Linked Note (Federal Republic of Nigeria, 0.00%, 03/20/14, Moody’s rating N/A) (j) (r), NGN	90,000	547
Other Securities		2,608

		7,496

Total Credit Linked Structured Notes (cost $82,657)		65,878

OTHER EQUITY INTERESTS - 0.1%

ITALY - 0.1%
Other Securities		489

Total Other Equity Interests (cost $472)		489

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
COMMON STOCKS - 0.0%

HONG KONG - 0.0%
Other Securities		25

Total Common Stocks (cost $0)		25

SHORT TERM INVESTMENTS - 12.4%

Investment Companies - 5.8%
JNL Money Market Fund, 0.01% (a) (h)	45,975	45,975

Securities Lending Collateral - 4.9%
Securities Lending Cash Collateral Fund LLC, 0.22% (a) (h)	39,020	39,020

Treasury Securities - 1.7%
Bank Negara Malaysia Monetary Note
0.88%, 05/22/14, MYR	13,560	4,093
0.88%, 05/27/14, MYR	12,390	3,739
0.89%, 07/08/14, MYR	12,410	3,732
0.88%, 11/06/14, MYR	6,640	1,977

		13,541

Total Short Term Investments (cost $98,918)		98,536

Total Investments - 102.7% (cost $883,313)		817,050
Other Assets and Liabilities, Net - (2.7%)		(21,789)

Total Net Assets - 100.0%		$795,261

JNL/Goldman Sachs Mid Cap Value Fund (z) *

COMMON STOCKS - 98.2%

CONSUMER DISCRETIONARY - 11.7%
Delphi Automotive Plc	218	$13,103
Liberty Interactive Corp. - Interactive Class A (c)	529	15,527
Liberty Media Corp. - Class A (c)	95	13,912
MGM Resorts International (c)	577	13,561
PVH Corp.	88	12,023
Starwood Hotels & Resorts Worldwide Inc.	184	14,624
Toll Brothers Inc. (c)	338	12,512
Other Securities		41,227

		136,489

CONSUMER STAPLES - 3.4%
Other Securities		39,797

ENERGY - 7.9%
Cameron International Corp. (c)	219	13,057
Chesapeake Energy Corp.	612	16,603
Cimarex Energy Co.	112	11,762
Tesoro Corp.	242	14,156
Other Securities		35,902

		91,480

FINANCIALS - 29.3%
AvalonBay Communities Inc.	137	16,223
Camden Property Trust	217	12,316
Everest Re Group Ltd.	84	13,087
Genworth Financial Inc. - Class A (c)	745	11,565
Huntington Bancshares Inc.	1,241	11,973
ING US Inc.	334	11,736
Invesco Ltd.	531	19,321
Lincoln National Corp.	387	19,979
M&T Bank Corp. (e)	165	19,243
NASDAQ OMX Group Inc.	359	14,278
Principal Financial Group Inc.	373	18,400

	Shares/Par (p)	Value
Raymond James Financial Inc.	241	12,578
SLM Corp.	491	12,890
Starwood Property Trust Inc. (e)	437	12,116
XL Group Plc	462	14,704
Other Securities		119,467

		339,876

HEALTH CARE - 10.5%
Aetna Inc.	233	15,997
Agilent Technologies Inc.	403	23,067
Cardinal Health Inc.	280	18,718
CareFusion Corp. (c)	302	12,024
CR Bard Inc.	105	14,000
Humana Inc.	154	15,915
Tenet Healthcare Corp. (c)	327	13,781
Other Securities		8,226

		121,728

INDUSTRIALS - 12.5%
Carlisle Cos. Inc.	165	13,066
Stanley Black & Decker Inc.	174	14,022
Terex Corp.	297	12,479
Textron Inc.	497	18,263
Timken Co.	242	13,316
Triumph Group Inc.	220	16,764
Tyco International Ltd.	353	14,470
Other Securities		42,431

		144,811

INFORMATION TECHNOLOGY - 11.2%
Altera Corp.	520	16,918
Applied Materials Inc.	631	11,160
Citrix Systems Inc. (c)	195	12,306
Fidelity National Information Services Inc.	215	11,563
Juniper Networks Inc. (c)	515	11,617
Maxim Integrated Products Inc.	415	11,594
Other Securities		54,531

		129,689

MATERIALS - 5.1%
Other Securities		59,909

UTILITIES - 6.6%
Edison International	285	13,219
FirstEnergy Corp.	402	13,272
Sempra Energy	198	17,806
Xcel Energy Inc.	408	11,400
Other Securities		21,007

		76,704

Total Common Stocks (cost $972,949)		1,140,483

INVESTMENT COMPANIES - 0.5%
Other Securities		5,323

Total Investment Companies (cost $5,137)		5,323

SHORT TERM INVESTMENTS - 3.4%

Investment Companies - 1.0%
JNL Money Market Fund, 0.01% (a) (h)	11,833	11,833

Securities Lending Collateral - 2.4%
Securities Lending Cash Collateral Fund LLC, 0.22% (a) (h)	27,449	27,449

Total Short Term Investments (cost $39,282)		39,282

Total Investments - 102.1% (cost $1,017,368)		1,185,088
Other Assets and Liabilities, Net - (2.1%)		(24,279)

Total Net Assets - 100.0%		$1,160,809

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
JNL/Goldman Sachs U.S. Equity Flex Fund (z) *

COMMON STOCKS - 116.7%

CONSUMER DISCRETIONARY - 15.8%
CBS Corp. - Class B	31	$1,960
Comcast Corp. - Class A	53	2,732
Expedia Inc.	31	2,159
Gap Inc.	68	2,646
L Brands Inc. (o)	39	2,401
Liberty Global Plc - Class A (c) (o)	42	3,717
Starwood Hotels & Resorts Worldwide Inc.	32	2,536
Toll Brothers Inc. (c) (o)	86	3,171
Viacom Inc. - Class B	22	1,926
Yum! Brands Inc.	35	2,640
Other Securities		5,455

		31,343

CONSUMER STAPLES - 10.3%
Anheuser-Busch InBev NV - ADR (o)	26	2,808
Constellation Brands Inc. - Class A (c) (o)	27	1,876
Estee Lauder Cos. Inc.	51	3,823
Green Mountain Coffee Roasters Inc. (c)	35	2,639
Lorillard Inc.	48	2,436
Monster Beverage Corp. (c) (o)	28	1,917
Wal-Mart Stores Inc. (o)	30	2,376
Other Securities		2,528

		20,403

ENERGY - 11.1%
Devon Energy Corp. (o)	91	5,644
Exxon Mobil Corp. (o)	82	8,271
Halliburton Co. (o)	67	3,410
Southwestern Energy Co. (c) (o)	78	3,055
Other Securities		1,694

		22,074

FINANCIALS - 19.1%
American International Group Inc.	92	4,692
Bank of America Corp. (o)	228	3,553
Citigroup Inc. (o)	80	4,150
Hartford Financial Services Group Inc.	77	2,800
JPMorgan Chase & Co. (o)	70	4,113
Prudential Financial Inc. (o)	38	3,530
SLM Corp. (o)	121	3,170
Travelers Cos. Inc. (o)	32	2,867
Other Securities		8,990

		37,865

HEALTH CARE - 14.2%
Allergan Inc.	25	2,796
Covidien Plc	51	3,468
CR Bard Inc. (o)	17	2,300
Eli Lilly & Co.	48	2,432
Merck & Co. Inc. (o)	113	5,641
Pfizer Inc. (o)	64	1,972
UnitedHealth Group Inc. (o)	55	4,161
Vertex Pharmaceuticals Inc. (c) (o)	40	2,967
Other Securities		2,466

		28,203

INDUSTRIALS - 11.8%
Boeing Co. (o)	47	6,396
Caterpillar Inc.	21	1,874
General Electric Co. (o)	298	8,342
Textron Inc. (o)	119	4,391
Waste Management Inc.	52	2,331

		23,334

	Shares/Par (p)	Value
INFORMATION TECHNOLOGY - 27.5%
Adobe Systems Inc. (c) (o)	37	2,202
Altera Corp. (o)	91	2,962
Apple Inc. (o)	14	7,660
Citrix Systems Inc. (c)	47	2,990
eBay Inc. (c)	53	2,914
EMC Corp.	201	5,054
Google Inc. - Class A (c)	4	3,929
MasterCard Inc.	3	2,373
Microsoft Corp. (o)	233	8,728
Oracle Corp. (o)	118	4,528
QUALCOMM Inc. (o)	58	4,287
Other Securities		6,783

		54,410

MATERIALS - 5.0%
Berry Plastics Group Inc. (c) (o)	120	2,851
Eastman Chemical Co. (o)	30	2,427
Louisiana-Pacific Corp. (c)	150	2,774
Other Securities		1,836

		9,888

UTILITIES - 1.9%
Other Securities		3,810

Total Common Stocks (cost $190,891)		231,330

SHORT TERM INVESTMENTS - 3.0%
Investment Companies - 3.0%
JNL Money Market Fund, 0.01% (a) (h)	5,888	5,888

Total Short Term Investments (cost $5,888)		5,888

Total Investments - 119.7% (cost $196,779)		237,218
Total Securities Sold Short - (19.7%) (proceeds $31,360)		(39,043)
Other Assets and Liabilities, Net - (0.0%)		(65)

Total Net Assets - 100.0%		$198,110

SECURITIES SOLD SHORT - 19.7%

COMMON STOCKS - 19.7%

CONSUMER DISCRETIONARY - 2.4%
Best Buy Co. Inc.	15	$601
Family Dollar Stores Inc.	12	805
Garmin Ltd.	11	522
Meredith Corp.	26	1,368
New York Times Co. - Class A	52	823
Tesla Motors Inc.	4	583

		4,702

CONSUMER STAPLES - 0.6%
General Mills Inc.	24	1,206

ENERGY - 2.0%
Chevron Corp.	11	1,330
Murphy Oil Corp.	22	1,419
Murphy USA Inc.	5	227
Valero Energy Corp.	19	953

		3,929

FINANCIALS - 2.5%
ACE Ltd.	7	746
Federated Investors Inc. - Class B	31	881
FirstMerit Corp.	38	837
People’s United Financial Inc.	52	779
Valley National Bancorp	174	1,758

		5,001

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
INDUSTRIALS - 2.5%
Deere & Co.	10	936
Lockheed Martin Corp.	9	1,272
Northrop Grumman Systems Corp.	10	1,171
Precision Castparts Corp.	6	1,588

		4,967

INFORMATION TECHNOLOGY - 4.7%
Corning Inc.	70	1,249
FactSet Research Systems Inc.	13	1,432
Flextronics International Ltd.	129	1,000
Intel Corp.	32	824
International Business Machines Corp.	5	872
Micron Technology Inc.	47	1,020
Motorola Solutions Inc.	14	976
SanDisk Corp.	12	813
Seagate Technology	19	1,068

		9,254

MATERIALS - 3.7%
Air Products & Chemicals Inc.	21	2,352
Alcoa Inc.	155	1,652
Aluminum Corp. of China Ltd. - ADR - Class H	128	1,116
Dow Chemical Co.	27	1,187
Nucor Corp.	19	992

		7,299

TELECOMMUNICATION SERVICES - 0.9%
CenturyLink Inc.	21	673
T-Mobile US Inc.	34	1,151

		1,824

UTILITIES - 0.4%
Duke Energy Corp.	12	861

Total Securities Sold Short - 19.7% (proceeds $31,360)		$39,043

JNL/Invesco Global Real Estate Fund (z) *

COMMON STOCKS - 97.6%

AUSTRALIA - 6.5%
Dexus Property Group	15,609	$14,038
Federation Centres Ltd.	5,711	11,971
Goodman Group	2,528	10,712
Stockland	4,832	15,623
Westfield Group	2,181	19,685
Westfield Retail Trust	10,454	27,773

		99,802

AUSTRIA - 0.3%
Other Securities		4,587

CANADA - 4.2%
Allied Properties REIT	576	17,758
Canadian Apartment Properties REIT (e)	780	15,608
Canadian REIT	321	13,118
Other Securities		18,607

		65,091

CHINA - 0.4%
Other Securities		5,714

FINLAND - 0.3%
Other Securities		5,390

FRANCE - 3.7%
Unibail-Rodamco SE	157	40,331

	Shares/Par (p)	Value
Other Securities		16,702

		57,033

GERMANY - 1.7%
Deutsche Wohnen AG (c)	515	9,560
Deutsche Wohnen AG	362	6,981
Other Securities		10,019

		26,560

HONG KONG - 8.5%
Henderson Land Development Co. Ltd.	4,067	23,249
Hongkong Land Holdings Ltd.	3,041	17,968
Hysan Development Co. Ltd.	2,767	11,944
Link REIT (e)	4,555	22,092
Shimao Property Holdings Ltd.	5,039	11,615
Sun Hung Kai Properties Ltd.	1,128	14,336
Wharf Holdings Ltd.	2,624	20,100
Other Securities		9,662

		130,966

JAPAN - 15.3%
Mitsubishi Estate Co. Ltd.	1,709	51,144
Mitsui Fudosan Co. Ltd.	1,908	68,823
Sumitomo Realty & Development Co. Ltd.	755	37,620
Other Securities		78,232

		235,819

LUXEMBOURG - 0.4%
Other Securities		6,877

MALTA - 0.0%
Other Securities		—

NORWAY - 0.2%
Other Securities		2,968

SINGAPORE - 3.9%
CapitaLand Ltd.	4,656	11,223
CapitaMall Trust	7,505	11,357
Other Securities		38,340

		60,920

SWEDEN - 1.2%
Castellum AB	678	10,564
Other Securities		8,447

		19,011

UNITED KINGDOM - 5.8%
British Land Co. Plc	1,674	17,451
Great Portland Estates Plc	1,561	15,515
Hammerson Plc	1,406	11,709
Land Securities Group Plc	1,392	22,239
Other Securities		23,346

		90,260

UNITED STATES OF AMERICA - 45.2%
AvalonBay Communities Inc.	417	49,246
Boston Properties Inc.	374	37,531
DDR Corp.	2,395	36,811
Essex Property Trust Inc.	174	25,004
Federal Realty Investment Trust	121	12,311
General Growth Properties Inc.	1,142	22,925
Health Care REIT Inc.	786	42,101
Healthcare Realty Trust Inc.	506	10,789
Healthcare Trust of America Inc. - Class A	1,315	12,943
Host Hotels & Resorts Inc.	1,650	32,080
Hudson Pacific Properties Inc.	519	11,359
LaSalle Hotel Properties	435	13,421
Macerich Co.	297	17,487
Mid-America Apartment Communities Inc.	348	21,125
National Retail Properties Inc. (e)	416	12,626
Piedmont Office Realty Trust Inc. (e)	1,073	17,728

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
ProLogis Inc.	1,269	46,879
Public Storage	223	33,506
RLJ Lodging Trust	438	10,657
Simon Property Group Inc.	549	83,530
SL Green Realty Corp. (e)	408	37,695
UDR Inc.	887	20,710
Other Securities		90,101

		698,565

Total Common Stocks (cost $1,445,943)		1,509,563

SHORT TERM INVESTMENTS - 5.1%

Investment Companies - 2.2%
JNL Money Market Fund, 0.01% (a) (h)	33,418	33,418

Securities Lending Collateral - 2.9%
Securities Lending Cash Collateral Fund LLC, 0.22% (a) (h)	45,135	45,135

Total Short Term Investments (cost $78,553)		78,553

Total Investments - 102.7% (cost $1,524,496)		1,588,116
Other Assets and Liabilities, Net - (2.7%)		(42,282)

Total Net Assets - 100.0%		$1,545,834

JNL/Invesco International Growth Fund (z) *

COMMON STOCKS - 92.5%

AUSTRALIA - 3.0%
Amcor Ltd.	1,596	$15,072
Brambles Ltd.	1,632	13,369
Other Securities		8,599

		37,040

BELGIUM - 1.5%
Anheuser-Busch InBev NV	178	18,930

BRAZIL - 2.9%
Banco Bradesco SA - ADR	1,229	15,393
BM&F Bovespa SA	4,385	20,558

		35,951

CANADA - 7.1%
CGI Group Inc. - Class A (c)	476	15,918
Suncor Energy Inc.	674	23,645
Other Securities		48,147

		87,710

CHINA - 5.6%
Baidu.com - ADR - Class A (c)	128	22,695
CNOOC Ltd.	9,135	16,989
Industrial & Commercial Bank of China Ltd. - Class H	18,778	12,734
Other Securities		16,381

		68,799

DENMARK - 2.5%
Carlsberg A/S - Class B	172	19,004
Novo-Nordisk A/S	64	11,681

		30,685

FRANCE - 4.5%
Publicis Groupe SA	248	22,738
Schneider Electric SA	158	13,827
Total SA	303	18,608

		55,173

GERMANY - 8.4%
Adidas AG	136	17,396

	Shares/Par (p)	Value
Allianz SE	99	17,766
Deutsche Boerse AG	172	14,230
Deutsche Post AG	345	12,600
Deutsche Telekom AG	853	14,692
SAP AG	301	26,078

		102,762

HONG KONG - 3.2%
Galaxy Entertainment Group Ltd. (c)	2,263	20,374
Hutchison Whampoa Ltd.	1,372	18,695

		39,069

ISRAEL - 1.5%
Teva Pharmaceutical Industries Ltd. - ADR	454	18,186

JAPAN - 4.9%
Fanuc Ltd.	77	14,165
Keyence Corp.	28	11,886
Toyota Motor Corp.	284	17,335
Other Securities		17,064

		60,450

MEXICO - 1.7%
Grupo Televisa SAB - GDR	512	15,496
Other Securities		5,771

		21,267

NETHERLANDS - 2.7%
Royal Dutch Shell Plc - Class B	493	18,606
Unilever NV - CVA	349	14,035

		32,641

SINGAPORE - 4.1%
Avago Technologies Ltd.	391	20,669
Keppel Corp. Ltd. (e)	1,864	16,560
United Overseas Bank Ltd.	783	13,222

		50,451

SOUTH KOREA - 3.2%
Hyundai Mobis	67	18,623
Samsung Electronics Co. Ltd.	16	20,553

		39,176

SPAIN - 1.8%
Amadeus IT Holding SA	512	21,914

SWEDEN - 3.8%
Investor AB - Class B	437	15,073
Kinnevik Investment AB - Class B	254	11,778
Other Securities		20,097

		46,948

SWITZERLAND - 8.8%
ABB Ltd.	691	18,280
Julius Baer Group Ltd.	281	13,484
Nestle SA	222	16,271
Novartis AG	164	13,163
Roche Holding AG	88	24,716
Syngenta AG	37	14,898
Other Securities		7,521

		108,333

TAIWAN - 1.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	4,159	14,687

TURKEY - 0.8%
Other Securities		9,346

UNITED KINGDOM - 19.3%
Aberdeen Asset Management Plc	1,794	14,916
British American Tobacco Plc	446	23,938
British Sky Broadcasting Group Plc	1,533	21,421

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
Compass Group Plc	1,793	28,785
Imperial Tobacco Group Plc	422	16,353
Reed Elsevier Plc	2,282	34,036
Shire Plc	328	15,469
Smith & Nephew Plc	1,040	14,856
WPP Plc	1,054	24,133
Other Securities		43,810

		237,717

Total Common Stocks (cost $901,317)		1,137,235

PREFERRED STOCKS - 1.2%

GERMANY - 1.2%
Volkswagen AG	53	14,867

Total Preferred Stocks (cost $9,315)		14,867

SHORT TERM INVESTMENTS - 7.6%

Investment Companies - 6.0%
JNL Money Market Fund, 0.01% (a) (h)	74,016	74,016

Securities Lending Collateral - 1.6%
Securities Lending Cash Collateral Fund LLC, 0.22% (a) (h)	19,878	19,878

Total Short Term Investments (cost $93,894)		93,894

Total Investments - 101.3% (cost $1,004,526)		1,245,996
Other Assets and Liabilities, Net - (1.3%)		(16,080)

Total Net Assets - 100.0%		$1,229,916

JNL/Invesco Large Cap Growth Fund (z) *

COMMON STOCKS - 98.5%

CONSUMER DISCRETIONARY - 23.7%
Amazon.com Inc. (c)	60	$24,101
CBS Corp. - Class B	177	11,269
DISH Network Corp. - Class A (c)	808	46,796
Dollar General Corp. (c)	157	9,444
General Motors Co. (c)	409	16,702
Las Vegas Sands Corp.	132	10,382
Lowe’s Cos. Inc.	521	25,794
Michael Kors Holdings Ltd. (c)	130	10,578
Priceline.com Inc. (c)	18	21,053
Time Warner Cable Inc.	74	9,979
Whirlpool Corp.	65	10,234
Other Securities		44,554

		240,886

CONSUMER STAPLES - 4.1%
Anheuser-Busch InBev NV - ADR	105	11,176
CVS Caremark Corp.	115	8,266
Mondelez International Inc. - Class A	623	22,002

		41,444

ENERGY - 4.3%
Phillips 66	104	8,054
Schlumberger Ltd.	133	12,011
Weatherford International Ltd. (c)	761	11,787
Other Securities		11,663

		43,515

FINANCIALS - 6.0%
American Tower Corp.	145	11,579
Aon Plc - Class A	167	13,972
Citigroup Inc.	367	19,149
JPMorgan Chase & Co.	184	10,743

	Shares/Par (p)	Value
Other Securities		5,800

		61,243

HEALTH CARE - 14.1%
Actavis plc (c)	47	7,946
Amgen Inc.	111	12,642
Celgene Corp. (c)	163	27,551
Gilead Sciences Inc. (c)	610	45,815
HCA Holdings Inc. (c)	188	8,986
Pfizer Inc.	297	9,092
Other Securities		31,386

		143,418

INDUSTRIALS - 11.1%
Flowserve Corp.	123	9,731
Fluor Corp.	107	8,612
Foster Wheeler AG (c)	323	10,660
Honeywell International Inc.	157	14,346
Ingersoll-Rand Plc	133	8,214
Jacobs Engineering Group Inc. (c)	156	9,857
Precision Castparts Corp.	47	12,775
Roper Industries Inc.	67	9,262
United Technologies Corp.	85	9,685
Other Securities		19,906

		113,048

INFORMATION TECHNOLOGY - 30.0%
Altera Corp.	320	10,397
Apple Inc.	106	59,543
Applied Materials Inc.	523	9,252
Cognizant Technology Solutions Corp. - Class A (c)	93	9,360
F5 Networks Inc. (c)	112	10,198
Facebook Inc. - Class A (c)	918	50,152
Google Inc. - Class A (c)	48	53,837
MasterCard Inc.	15	12,767
Microsoft Corp.	383	14,332
QUALCOMM Inc.	253	18,749
Salesforce.com Inc. (c)	341	18,843
Visa Inc. - Class A	56	12,422
Other Securities		25,305

		305,157

MATERIALS - 0.8%
Monsanto Co.	69	8,094

TELECOMMUNICATION SERVICES - 4.4%
Sprint Corp. (c)	4,214	45,300

Total Common Stocks (cost $771,824)		1,002,105

SHORT TERM INVESTMENTS - 4.0%

Investment Companies - 2.8%
JNL Money Market Fund, 0.01% (a) (h)	28,550	28,550

Securities Lending Collateral - 1.2%
Securities Lending Cash Collateral Fund LLC, 0.22% (a) (h)	12,439	12,439

Total Short Term Investments (cost $40,989)		40,989

Total Investments - 102.5% (cost $812,813)		1,043,094
Other Assets and Liabilities, Net - (2.5%)		(25,567)

Total Net Assets - 100.0%		$1,017,527

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
JNL/Invesco Mid Cap Value Fund

COMMON STOCKS - 95.2%

CONSUMER DISCRETIONARY - 13.5%
Advance Auto Parts Inc.	68	$7,525
Ascena Retail Group Inc. (c)	349	7,386
Express Inc. (c)	395	7,377
Family Dollar Stores Inc.	109	7,074
Johnson Controls Inc.	221	11,341
Newell Rubbermaid Inc.	329	10,675

		51,378

CONSUMER STAPLES - 4.2%
Avon Products Inc.	168	2,891
ConAgra Foods Inc.	394	13,279

		16,170

ENERGY - 6.9%
Newfield Exploration Co. (c)	290	7,140
Noble Corp plc	217	8,121
Williams Cos. Inc.	287	11,055

		26,316

FINANCIALS - 23.3%
ACE Ltd.	115	11,920
BB&T Corp.	252	9,418
Comerica Inc.	218	10,372
Forest City Enterprises Inc. (c) (e)	538	10,284
Marsh & McLennan Cos. Inc.	241	11,660
Northern Trust Corp.	137	8,460
Stifel Financial Corp. (c)	175	8,367
Texas Capital Bancshares Inc. (c)	29	1,816
Willis Group Holdings Plc	151	6,750
Wintrust Financial Corp.	187	8,644
Zions Bancorp	41	1,232

		88,923

HEALTH CARE - 9.2%
Brookdale Senior Living Inc. (c)	245	6,673
CareFusion Corp. (c)	167	6,665
HealthSouth Corp.	286	9,514
PerkinElmer Inc.	142	5,873
Universal Health Services Inc. - Class B	75	6,121

		34,846

INDUSTRIALS - 16.5%
Allegion Plc (c)	50	2,202
Babcock & Wilcox Co. (e)	257	8,796
Better Place (c) (f) (q)	406	—
Foster Wheeler AG (c)	245	8,095
Ingersoll-Rand Plc	150	9,267
Robert Half International Inc.	203	8,545
Snap-On Inc.	100	10,929
Swift Transporation Co. - Class A (c) (e)	167	3,710
Textron Inc.	173	6,368
Werner Enterprises Inc. (e)	195	4,823

		62,735

INFORMATION TECHNOLOGY - 6.9%
Cadence Design Systems Inc. (c)	602	8,443
Diebold Inc. (e)	172	5,681
Flextronics International Ltd. (c)	776	6,028
Teradata Corp. (c)	135	6,147

		26,299

MATERIALS - 6.6%
Eastman Chemical Co.	24	1,930
Sealed Air Corp.	241	8,208
Sonoco Products Co.	153	6,378
WR Grace & Co. (c)	87	8,642

		25,158

	Shares/Par (p)	Value
TELECOMMUNICATION SERVICES - 2.6%
tw telecom inc. (c)	324	9,865

UTILITIES - 5.5%
CenterPoint Energy Inc.	379	8,795
Edison International	149	6,910
Oneok Inc.	82	5,083

		20,788

Total Common Stocks (cost $333,746)		362,478

SHORT TERM INVESTMENTS - 11.0%

Investment Companies - 5.2%
JNL Money Market Fund, 0.01% (a) (h)	19,741	19,741

Securities Lending Collateral - 5.8%
Securities Lending Cash Collateral Fund LLC, 0.22% (a) (h)	22,326	22,326

Total Short Term Investments (cost $42,067)		42,067

Total Investments - 106.2% (cost $375,813)		404,545
Other Assets and Liabilities, Net - (6.2%)		(23,672)

Total Net Assets - 100.0%		$380,873

JNL/Invesco Small Cap Growth Fund (z) *

COMMON STOCKS - 95.7%

CONSUMER DISCRETIONARY - 15.3%
Domino’s Pizza Inc.	110	$7,634
DSW Inc. - Class A	154	6,584
HomeAway Inc. (c) (e)	154	6,293
Jack in the Box Inc. (c)	149	7,447
Pool Corp.	122	7,068
Sinclair Broadcast Group Inc. - Class A	176	6,306
Tenneco Inc. (c)	137	7,739
Tractor Supply Co.	98	7,614
WABCO Holdings Inc. (c)	66	6,156
Other Securities		48,858

		111,699

CONSUMER STAPLES - 1.5%
Lancaster Colony Corp.	68	5,998
Other Securities		4,756

		10,754

ENERGY - 5.7%
Dril-Quip Inc. (c)	60	6,597
Oasis Petroleum Inc. (c)	142	6,685
Other Securities		28,471

		41,753

FINANCIALS - 9.3%
Affiliated Managers Group Inc. (c)	38	8,208
American Equity Investment Life Holding Co.	241	6,355
East West Bancorp Inc.	176	6,160
Gaming and Leisure Properties Inc. (c) (e)	123	6,260
SEI Investments Co.	178	6,197
Stifel Financial Corp. (c)	157	7,519
SVB Financial Group (c)	67	6,994
Other Securities		20,358

		68,051

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
HEALTH CARE - 17.5%
Incyte Corp. (c)	216	10,917
Jazz Pharmaceuticals Plc (c)	79	9,968
Salix Pharmaceuticals Ltd. (c)	84	7,555
United Therapeutics Corp. (c)	79	8,912
VCA Antech Inc. (c)	203	6,382
Other Securities		84,218

		127,952

INDUSTRIALS - 16.7%
Acuity Brands Inc.	67	7,285
AO Smith Corp.	152	8,217
ITT Corp.	172	7,488
Kirby Corp. (c)	70	6,915
Lincoln Electric Holdings Inc.	105	7,495
Pitney Bowes Inc.	286	6,674
Swift Transporation Co. - Class A (c) (e)	286	6,344
Wabtec Corp.	111	8,256
WESCO International Inc. (c)	70	6,358
Other Securities		57,400

		122,432

INFORMATION TECHNOLOGY - 24.2%
Alliance Data Systems Corp. (c) (e)	26	6,896
Ansys Inc. (c)	69	5,978
Arris Group Inc. (c)	254	6,198
Aspen Technology Inc. (c)	252	10,549
Cognex Corp.	191	7,283
CoStar Group Inc. (c)	57	10,537
Dealertrack Technologies Inc. (c)	136	6,540
Informatica Corp. (c)	164	6,819
Interactive Intelligence Group (c)	99	6,687
Littelfuse Inc.	73	6,768
Manhattan Associates Inc. (c)	115	13,484
Mentor Graphics Corp.	249	6,000
Power Integrations Inc.	112	6,238
SYNNEX Corp. (c)	106	7,172
ValueClick Inc. (c)	267	6,244
Other Securities		63,760

		177,153

MATERIALS - 3.6%
PolyOne Corp.	185	6,536
Other Securities		20,112

		26,648

TELECOMMUNICATION SERVICES - 1.2%
SBA Communications Corp. (c)	97	8,744

UTILITIES - 0.7%
Other Securities		5,370

Total Common Stocks (cost $525,744)		700,556

SHORT TERM INVESTMENTS - 9.8%

Investment Companies - 4.1%
JNL Money Market Fund, 0.01% (a) (h)	30,008	30,008

Securities Lending Collateral - 5.7%
Securities Lending Cash Collateral Fund LLC, 0.22% (a) (h)	42,165	42,165

Total Short Term Investments (cost $72,173)		72,173

Total Investments - 105.5% (cost $597,917)		772,729
Other Assets and Liabilities, Net - (5.5%)		(40,494)

Total Net Assets - 100.0%		$732,235

	Shares/Par (p)	Value
JNL/Ivy Asset Strategy Fund (b) (z) *

COMMON STOCKS - 74.4%

CONSUMER DISCRETIONARY - 31.8%
Bayerische Motoren Werke AG	220	$25,847
CBS Corp. - Class B	1,175	74,885
Continental AG	99	21,771
Delta Topco Ltd. (c) (f) (q)	59,271	37,612
Galaxy Entertainment Group Ltd. (c)	20,351	183,225
Hyundai Motor Co.	172	38,508
Legend Pictures LLC (c) (f) (q) (x)	15	31,168
Media Group Holdings LLC (c) (f) (q) (x)	31	69,993
Panasonic Corp.	3,054	35,602
Sands China Ltd.	17,426	142,812
Sony Corp. (e)	1,944	33,515
Starwood Hotels & Resorts Worldwide Inc.	440	34,950
Toyota Motor Corp.	345	21,036
Twenty-First Century Fox Inc. - Class A	731	25,724
Wynn Resorts Ltd. (o)	510	99,096
Other Securities		95,196

		970,940

CONSUMER STAPLES - 1.5%
Philip Morris International Inc.	405	35,279
Other Securities		9,038

		44,317

ENERGY - 4.2%
ConocoPhillips	454	32,096
Phillips 66	553	42,634
Plains GP Holdings LP - Class A (c)	1,242	33,238
Other Securities		19,486

		127,454

FINANCIALS - 16.7%
AIA Group Ltd.	17,278	86,968
American International Group Inc.	520	26,536
AXA SA	726	20,209
Blackstone Group LP	1,069	33,680
Chuo Mitsui Trust Holdings Inc.	6,136	32,467
Goldman Sachs Group Inc.	134	23,717
KKR & Co. LP	1,043	25,389
MetLife Inc.	512	27,602
Mitsubishi UFJ Financial Group Inc.	5,281	35,063
Mizuho Financial Group Inc.	17,276	37,507
Nomura Holdings Inc.	3,704	28,623
Sumitomo Mitsui Financial Group Inc.	673	34,972
Other Securities		96,983

		509,716

HEALTH CARE - 2.5%
Pfizer Inc.	912	27,926
Other Securities		47,802

		75,728

INDUSTRIALS - 3.3%
European Aeronautic Defence & Space Co. NV	265	20,306
Nielsen Holdings NV	748	34,335
Other Securities		46,915

		101,556

INFORMATION TECHNOLOGY - 12.9%
Apple Inc.	54	30,216
ASML Holding NV	230	21,524
Canon Inc. (e)	875	27,933
Cisco Systems Inc. (o)	2,450	54,998
Cognizant Technology Solutions Corp. - Class A (c)	334	33,715
Hitachi Ltd.	4,020	30,480

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
Intuit Inc.	409	31,207
Tencent Holdings Ltd.	595	38,083
Texas Instruments Inc.	459	20,155
Other Securities		105,810

		394,121

MATERIALS - 1.0%
Other Securities		30,061

TELECOMMUNICATION SERVICES - 0.5%
Other Securities		16,671

Total Common Stocks (cost $1,724,975)		2,270,564

PURCHASED OPTIONS - 0.1%
Apple Inc. Call Option, Strike Price 575, Expiration 01/18/14, GSC	266	154
Cisco Systems Inc. Call Option, Strike Price 22, Expiration 01/18/14, DUB	3,516	176
Other Securities		3,631

Total Purchased Options (cost $2,634)		3,961

CORPORATE BONDS AND NOTES - 2.6%

CONSUMER DISCRETIONARY - 2.6%
Delta Topco Ltd., 10.00%, 11/24/16 (f) (q) (y)	$49,006	49,006
Legendary Pictures Funding LLC, 8.00%, 03/15/18 (f) (q)	28,500	28,500

Total Corporate Bonds and Notes (cost $78,075)		77,506

PRECIOUS METALS - 7.2%
Gold Bullion	181,738	218,876

Total Precious Metals (cost $229,982)		218,876

SHORT TERM INVESTMENTS - 15.9%

Certificates of Deposit - 0.3%
Other Securities		10,000

Commercial Paper - 12.5%
Chevron Corp.
0.08%, 02/24/14 (r)	11,000	10,997
0.11%, 03/11/14 (r)	12,000	11,996
Danaher Corp., 0.09%, 01/16/14 (r)	20,000	19,999
Illinois Tool Works Inc.
0.11%, 01/21/14 (r)	10,000	9,999
0.09%, 02/05/14 (r)	10,000	9,999
0.07%, 02/10/14 (r)	9,104	9,103
John Deere Capital Corp.
0.10%, 01/10/14 (r)	10,000	10,000
0.09%, 01/16/14 (r)	25,000	24,999
Nestle Finance International Ltd.
0.07%, 01/13/14	10,000	10,000
0.09%, 02/13/14	20,000	19,998
Pfizer Inc.
0.10%, 03/10/14 (r)	5,000	4,999
0.11%, 03/12/14 (r)	20,000	19,997
Shell International Finance BV
0.06%, 01/15/14 (r)	12,000	12,000
0.07%, 01/21/14 (r)	10,000	10,000
Other Securities		197,873

		381,959

Federal Home Loan Bank - 0.3% (w)
Other Securities		9,999

Investment Companies - 1.5%
JNL Money Market Fund, 0.01% (a) (h)	31,802	31,802
Other Securities		12,277

		44,079

	Shares/Par (p)	Value
Securities Lending Collateral - 1.3%
Securities Lending Cash Collateral Fund LLC, 0.22% (a) (h)	38,413	38,413

Total Short Term Investments (cost $484,450)		484,450

Total Investments - 100.2% (cost $2,520,116)		3,055,357
Other Assets and Liabilities, Net - (0.2%)		(4,691)

Total Net Assets - 100.0%		$3,050,666

JNL/JPMorgan International Value Fund (z) *

COMMON STOCKS - 97.0%

AUSTRALIA - 2.0%
Australia & New Zealand Banking Group Ltd.	361	$10,419
Other Securities		3,374

		13,793

BELGIUM - 1.4%
Solvay SA	58	9,199

BRAZIL - 0.5%
Other Securities		3,442

CANADA - 0.4%
Other Securities		2,998

CHINA - 2.5%
Other Securities		16,518

DENMARK - 1.1%
Danske Bank A/S (c)	314	7,203

FINLAND - 1.2%
UPM-Kymmene Oyj	469	7,948

FRANCE - 13.6%
AXA SA	520	14,489
BNP Paribas	222	17,322
Cie de Saint-Gobain	214	11,790
Electricite de France SA	181	6,397
Lafarge SA	109	8,188
Schneider Electric SA	89	7,739
Sodexo SA	81	8,256
Other Securities		17,677

		91,858

GERMANY - 10.0%
Allianz SE	45	8,068
BASF SE	109	11,591
Bayer AG	111	15,613
Daimler AG	142	12,342
Deutsche Telekom AG	717	12,357
Metro AG	149	7,224

		67,195

HONG KONG - 2.2%
Hutchison Whampoa Ltd.	719	9,797
Other Securities		4,772

		14,569

INDIA - 0.7%
Other Securities		4,963

ITALY - 3.2%
ENI SpA	572	13,827
Other Securities		7,816

		21,643

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
JAPAN - 22.5%
Daiwa House Industry Co. Ltd.	354	6,859
East Japan Railway Co.	95	7,599
Hitachi Ltd.	1,577	11,957
Honda Motor Co. Ltd.	222	9,164
Japan Tobacco Inc.	251	8,167
KDDI Corp.	105	6,482
Mitsubishi UFJ Financial Group Inc.	2,480	16,466
Nomura Holdings Inc.	844	6,519
ORIX Corp.	688	12,093
Seven & I Holdings Co. Ltd.	222	8,847
Sumitomo Electric Industries Ltd.	420	7,024
Sumitomo Mitsui Financial Group Inc.	242	12,590
Toyota Motor Corp.	138	8,433
Other Securities		29,629

		151,829

NETHERLANDS - 5.4%
European Aeronautic Defence & Space Co. NV	100	7,687
ING Groep NV - CVA (c)	509	7,109
Royal Dutch Shell Plc - Class A	500	17,915
Other Securities		3,361

		36,072

NORWAY - 0.9%
Other Securities		6,106

SOUTH KOREA - 0.9%
Samsung Electronics Co. Ltd.	5	6,401

SPAIN - 1.1%
Repsol SA (e)	305	7,692

SWEDEN - 3.1%
Nordea Bank AB	505	6,807
Telefonaktiebolaget LM Ericsson - Class B	647	7,900
Other Securities		6,296

		21,003

SWITZERLAND - 6.2%
Novartis AG	164	13,110
Roche Holding AG	24	6,751
Swiss Re AG	189	17,383
Other Securities		4,510

		41,754

UNITED KINGDOM - 18.1%
AstraZeneca Plc	116	6,910
Barclays Plc	1,725	7,801
BG Group Plc	386	8,308
BP Plc	995	8,066
HSBC Holdings Plc	2,088	22,910
InterContinental Hotels Group Plc	278	9,288
Rio Tinto Plc	179	10,130
Vodafone Group Plc	6,469	25,471
Other Securities		23,284

		122,168

Total Common Stocks (cost $542,813)		654,354

PREFERRED STOCKS - 1.3%

GERMANY - 1.3%
Volkswagen AG	32	9,017

Total Preferred Stocks (cost $6,523)		9,017

RIGHTS - 0.0%

SPAIN - 0.0%
Repsol SA (c) (e)	305	208

Total Rights (cost $204)		208

	Shares/Par (p)	Value
SHORT TERM INVESTMENTS - 3.8%

Investment Companies - 1.6%
JNL Money Market Fund, 0.01% (a) (h)	10,487	10,487

Securities Lending Collateral - 2.2%
Securities Lending Cash Collateral Fund LLC, 0.22% (a) (h)	14,455	14,455

Total Short Term Investments (cost $24,942)		24,942

Total Investments - 102.1% (cost $574,482)		688,521
Other Assets and Liabilities, Net - (2.1%)		(14,201)

Total Net Assets - 100.0%		$674,320

JNL/JPMorgan MidCap Growth Fund (z) *

COMMON STOCKS - 96.7%

CONSUMER DISCRETIONARY - 24.2%
Advance Auto Parts Inc.	118	$13,016
BorgWarner Inc.	230	12,859
Discovery Communications Inc. - Class A (c)	166	14,965
GameStop Corp. - Class A (e)	349	17,197
Harley-Davidson Inc.	485	33,602
Lululemon Athletica Inc. (c) (e)	221	13,040
Michael Kors Holdings Ltd. (c)	272	22,116
Mohawk Industries Inc. (c)	119	17,764
Netflix Inc. (c)	44	16,347
Norwegian Cruise Line Holdings Ltd. (c)	346	12,273
O’Reilly Automotive Inc. (c)	118	15,226
Ross Stores Inc.	210	15,720
Signet Jewelers Ltd.	201	15,850
Williams-Sonoma Inc.	212	12,344
Wynn Resorts Ltd.	70	13,575
Other Securities		65,737

		311,631

ENERGY - 4.7%
Cabot Oil & Gas Corp. - Class A	409	15,864
Concho Resources Inc. (c)	133	14,407
Plains All American Pipeline LP	234	12,104
Other Securities		18,110

		60,485

FINANCIALS - 11.8%
Affiliated Managers Group Inc. (c)	102	22,187
Aon Plc - Class A	193	16,157
Blackstone Group LP	445	14,021
CBRE Group Inc. - Class A (c)	667	17,539
East West Bancorp Inc.	375	13,096
Moody’s Corp.	281	22,011
Signature Bank (c)	122	13,116
TD Ameritrade Holding Corp.	414	12,697
Other Securities		20,722

		151,546

HEALTH CARE - 13.8%
Actavis plc (c)	108	18,161
Agilent Technologies Inc.	371	21,217
Alexion Pharmaceuticals Inc. (c)	117	15,555
Humana Inc.	140	14,451
Illumina Inc. (c) (e)	204	22,511
Sirona Dental Systems Inc. (c)	188	13,212
Valeant Pharmaceuticals International Inc. (c)	113	13,231
Vertex Pharmaceuticals Inc. (c)	168	12,445
Other Securities		46,824

		177,607

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
INDUSTRIALS - 21.2%
Acuity Brands Inc.	184	20,104
Canadian Pacific Railway Ltd.	88	13,271
Carlisle Cos. Inc.	224	17,786
Delta Air Lines Inc.	636	17,482
Flowserve Corp.	298	23,483
Fluor Corp.	159	12,774
Fortune Brands Home & Security Inc.	409	18,673
Generac Holdings Inc.	264	14,936
Hertz Global Holdings Inc. (c)	659	18,849
Kirby Corp. (c)	161	15,930
Pall Corp.	264	22,541
Stericycle Inc. (c)	133	15,481
Other Securities		62,310

		273,620

INFORMATION TECHNOLOGY - 18.9%
Alliance Data Systems Corp. (c) (e)	98	25,872
Amphenol Corp. - Class A	226	20,190
Applied Materials Inc.	1,099	19,447
Avago Technologies Ltd.	346	18,273
FleetCor Technologies Inc. (c)	131	15,338
KLA-Tencor Corp.	219	14,117
Workday Inc. - Class A (c) (e)	162	13,464
Xilinx Inc.	341	15,663
Other Securities		101,843

		244,207

MATERIALS - 2.1%
PPG Industries Inc.	68	12,802
Sherwin-Williams Co.	79	14,497

		27,299

Total Common Stocks (cost $999,301)		1,246,395

SHORT TERM INVESTMENTS - 6.7%

Investment Companies - 2.7%
JNL Money Market Fund, 0.01% (a) (h)	34,575	34,575

Securities Lending Collateral - 4.0%
Securities Lending Cash Collateral Fund LLC, 0.22% (a) (h)	51,646	51,646

Total Short Term Investments (cost $86,221)		86,221

Total Investments - 103.4% (cost $1,085,522)		1,332,616
Other Assets and Liabilities, Net - (3.4%)		(44,228)

Total Net Assets - 100.0%		$1,288,388

JNL/JPMorgan U.S. Government & Quality Bond Fund

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 4.0%
ACE Securities Corp. REMIC, 0.42%, 02/25/31 (i)	$112	$104
BB-UBS Trust REMIC, 2.89%, 06/05/30 (r)	8,000	7,528
Commercial Mortgage Pass-Through Certificates Interest Only REMIC, 1.94%, 08/15/45 (i)	17,690	1,951
CompuCredit Acquired Portfolio Voltage Master Trust, 0.34%, 09/17/18 (i) (q)	45	45
Conseco Financial Corp. REMIC, 7.07%, 01/15/29	30	30

	Shares/Par (p)	Value
Countrywide Alternative Loan Trust REMIC
0.38%, 07/20/46 (i)	706	420
0.36%, 12/20/46 (i)	1,156	818
Countrywide Home Equity Loan Trust, 0.46%, 02/15/34 (i)	385	336
Credit Suisse First Boston Mortgage Securities Corp. REMIC, 6.00%, 09/25/34	846	890
FDIC Structured Sale Guaranteed Notes REMIC, 1.84%, 04/25/31 (i) (r)	820	824
IndyMac Seconds Asset Backed Trust REMIC, 0.42%, 06/25/36 (i) (q)	846	209
LB-UBS Commercial Mortgage Trust REMIC, 5.35%, 11/15/38	2,520	2,767
MASTR Adjustable Rate Mortgages Trust REMIC, 2.24%, 02/25/34 (i)	576	572
Morgan Stanley Capital I Trust REMIC, 4.05%, 07/15/49	1,697	1,797
Morgan Stanley Mortgage Loan Trust REMIC, 2.46%, 10/25/34 (i)	460	462
NCUA Guaranteed Notes Trust REMIC, 1.60%, 10/29/20	1,470	1,481
Nomura Asset Acceptance Corp. REMIC, 6.50%, 03/25/34 (r)	3,752	3,926
Provident Funding Mortgage Loan Trust REMIC, 2.64%, 10/25/35 (i)	248	245
Residential Funding Mortgage Securities Inc. Trust REMIC, 5.50%, 02/25/35	2,517	2,471
SACO I Inc. REMIC, 0.42%, 06/25/36 (i) (q)	220	278
Springleaf Mortgage Loan Trust REMIC, 4.05%, 01/25/58 (i) (r)	2,099	2,181
Structured Asset Mortgage Investments Inc. REMIC, 0.37%, 08/25/36 (i)	1,086	792
UBS-BAMLL Trust REMIC, 3.66%, 06/10/30	4,560	4,326
Vendee Mortgage Trust REMIC, 6.75%, 02/15/31	2,013	2,282
Wells Fargo Mortgage Backed Securities Trust REMIC, 5.50%, 04/25/22	775	798
Wells Fargo Re-REMIC Trust REMIC, 1.75%, 08/20/21 (f) (r)	3,997	3,973
Wells Fargo-RBS Commercial Mortgage Trust REMIC, 4.38%, 03/15/44 (r)	4,750	4,992

Total Non-U.S. Government Agency Asset- Backed Securities (cost $47,775)		46,498

CORPORATE BONDS AND NOTES - 3.0%

CONSUMER STAPLES - 0.1%
Kimberly-Clark Corp., 2.40%, 03/01/22 (e)	700	650
PepsiCo Inc., 3.00%, 08/25/21	782	770

		1,420

ENERGY - 0.1%
Occidental Petroleum Corp., 3.13%, 02/15/22	666	648
Phillips 66, 4.30%, 04/01/22	912	925

		1,573

FINANCIALS - 2.1%
Bank of America Corp., 5.70%, 01/24/22	1,490	1,684
Bank of New York Mellon Corp., 3.55%, 09/23/21 (e)	3,850	3,934
Berkshire Hathaway Inc., 3.40%, 01/31/22	1,619	1,608
Citigroup Inc., 4.50%, 01/14/22 (e)	3,028	3,205
Goldman Sachs Group Inc., 5.75%, 01/24/22	840	944
PNC Funding Corp., 2.70%, 09/19/16 (e)	1,400	1,460
Toyota Motor Credit Corp., 3.40%, 09/15/21	5,500	5,576
U.S. Bancorp, 3.00%, 03/15/22	1,715	1,656
Wells Fargo & Co., 1.50%, 07/01/15 (e)	4,639	4,704

		24,771

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
INDUSTRIALS - 0.1%
ABB Finance USA Inc., 2.88%, 05/08/22	571	538
Lockheed Martin Corp., 3.35%, 09/15/21	984	975

		1,513

INFORMATION TECHNOLOGY - 0.3%
Hewlett-Packard Co., 4.05%, 09/15/22	1,935	1,899
Intel Corp., 3.30%, 10/01/21 (e)	1,279	1,269

		3,168

TELECOMMUNICATION SERVICES - 0.1%
Nippon Telegraph & Telephone Corp., 1.40%, 07/18/17	1,067	1,054

UTILITIES - 0.2%
Florida Power Corp., 3.10%, 08/15/21	1,203	1,183
Virginia Electric and Power Co., 2.95%, 01/15/22 (e)	870	840

		2,023

Total Corporate Bonds and Notes (cost $35,061)		35,522

GOVERNMENT AND AGENCY OBLIGATIONS - 88.2%

GOVERNMENT SECURITIES - 35.5%

Federal Farm Credit Bank - 1.4% (w)
Federal Farm Credit Bank
5.30%, 12/23/24	6,800	7,601
5.75%, 12/07/28	7,000	8,320

		15,921

Federal Home Loan Bank - 1.4% (w)
Federal Home Loan Bank
4.88%, 05/17/17	10,000	11,286
5.25%, 12/11/20	4,500	5,206

		16,492

Federal National Mortgage Association - 2.9% (w)
Federal National Mortgage Association, 0.00%, 10/09/19 - 03/23/28 (j)	42,000	34,110

		34,110

Sovereign - 4.9%
Financing Corp. Fico Principal Strip, 0.00%, 04/05/19 (j)	5,000	4,435
Israel Government AID Bond, 0.00%, 09/15/19 - 11/01/21 (j)	30,000	25,173
Province of Saskatchewan Canada, 9.38%, 12/15/20 (e)	1,500	2,050
Residual Funding Corp. Principal Strip, 0.00%, 10/15/19 - 01/15/30 (j)	16,210	11,798
Tennessee Valley Authority Generic Strip, 0.00%, 01/15/21 - 07/15/37 (j)	20,487	13,182

		56,638

Treasury Inflation Index Securities - 0.8%
U.S. Treasury Inflation Indexed Note
2.00%, 01/15/26 (n)	6,095	6,742
2.38%, 01/15/27 (n)	2,328	2,677

		9,419

U.S. Treasury Securities - 24.1%
U.S. Treasury Bond
8.13%, 08/15/21	25,000	20,275
5.25%, 11/15/28 (e)	20,000	24,019
5.25%, 02/15/29	10,000	12,006
5.38%, 02/15/31	33,000	40,332
U.S. Treasury Note
2.00%, 04/30/16 - 11/15/21	50,000	49,689
4.63%, 02/15/17	22,000	24,535
4.75%, 08/15/17	17,000	19,200
3.38%, 11/15/19	25,000	26,865
1.00%, 11/30/19 (e)	10,000	9,385
2.63%, 08/15/20 - 11/15/20	55,000	55,954

		282,260

	Shares/Par (p)	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 52.7%

Federal Home Loan Mortgage Corp. - 23.0%
Federal Home Loan Mortgage Corp.
8.00%, 07/01/20	7	8
6.00%, 11/01/28	80	90
7.00%, 04/01/29 - 08/01/32	114	129
5.00%, 08/01/33 - 12/01/34	1,757	1,931
2.38%, 12/01/35 (i)	1,393	1,457
2.98%, 01/01/37 (i)	155	165
5.50%, 07/01/38	8,909	9,709
4.50%, 10/01/40	1,764	1,872
3.00%, 07/15/42	37,160	36,143
REMIC, 5.00%, 01/15/18 - 08/15/39	47,036	50,985
REMIC, 4.50%, 06/15/18 - 07/15/34	29,722	31,693
REMIC, 4.00%, 07/15/23 - 06/15/36	19,253	20,142
REMIC, 5.50%, 01/15/26 - 07/15/40	31,888	34,872
REMIC, 3.50%, 02/15/26 - 01/15/41	51,649	51,305
REMIC, 3.00%, 04/15/31	17,362	17,560
REMIC, 2.00%, 03/15/33	9,534	9,050
REMIC, 6.00%, 07/15/37	2,000	2,203

		269,314

Federal National Mortgage Association - 23.3%
Federal National Mortgage Association
12.50%, 09/20/15 - 01/15/16	1	1
12.00%, 01/01/16 - 01/15/16	4	4
5.00%, 02/01/19 - 11/01/40	31,205	34,236
11.50%, 09/01/19	—	—
10.50%, 08/01/20	2	2
3.27%, 01/01/22	9,702	9,794
4.00%, 02/01/25 - 09/01/25	7,738	8,203
6.50%, 03/01/26 - 03/01/36	503	565
7.00%, 05/01/26 - 01/01/30	17	18
8.00%, 11/01/29 - 03/01/31	73	84
6.00%, 02/01/31 - 12/01/36	11,846	13,303
7.50%, 02/01/31	8	9
5.50%, 02/01/35 - 10/01/36	7,140	7,906
REMIC, 5.00%, 05/25/18 - 09/25/39	22,783	24,701
REMIC, 4.00%, 01/25/19 - 05/25/38	77,089	80,269
REMIC, 4.50%, 04/25/23 - 12/25/40	39,588	42,275
REMIC, 3.50%, 01/25/32 - 07/25/33	10,615	10,332
REMIC, 5.50%, 12/25/34 - 11/25/35	4,647	5,084
REMIC, 0.00%,04/25/36 (j)	2,692	2,474
REMIC, 6.00%, 02/25/37 (i)	4,455	4,897
REMIC, 11.22%, 02/25/40 (i)	32	33
REMIC, 7.50%, 12/25/41	6,278	7,163
REMIC, 3.00%, 04/25/42	12,956	12,848
REMIC, 5.75%, 06/25/42	1,587	1,690
REMIC, 4.68%, 06/25/43	4,227	4,566
REMIC, 6.00%, 12/25/49	1,562	1,778
REMIC, Interest Only, 6.39%, 10/25/27 (i)	5,836	315

		272,550

Government National Mortgage Association - 6.4%
Government National Mortgage Association
6.00%, 04/15/29 - 01/15/36	1,960	2,215
REMIC, 4.00%, 09/16/24 - 11/20/38	20,000	20,991
REMIC, 6.50%, 06/20/28 - 06/16/31	2,475	2,745
REMIC, 5.50%, 03/20/33 - 02/16/38	10,616	11,608
REMIC, 6.00%, 12/16/33	2,943	3,252
REMIC, 3.00%, 04/20/39	7,192	7,388
REMIC, 4.50%, 06/20/39	10,000	10,624
REMIC, 5.00%, 05/20/40	11,519	11,848
REMIC, Interest Only, 6.23%, 05/16/38 (i)	4,343	749

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
REMIC, Interest Only, 5.96%, 07/20/41 (i)	18,141	2,799

		74,219

Total Government and Agency Obligations (cost $1,004,651)		1,030,923

SHORT TERM INVESTMENTS - 5.3%

Investment Companies - 4.6%
JNL Money Market Fund, 0.01% (a) (h)	53,668	53,668

Securities Lending Collateral - 0.7%
Securities Lending Cash Collateral Fund LLC, 0.22% (a) (h)	8,674	8,674

Total Short Term Investments (cost $62,342)		62,342

Total Investments - 100.5% (cost $1,149,829)		1,175,285
Other Assets and Liabilities, Net - (0.5%)		(6,027)

Total Net Assets - 100.0%		$1,169,258

JNL/Lazard Emerging Markets Fund (z) *

COMMON STOCKS - 99.1%

ARGENTINA - 1.6%
YPF SA - ADR - Class D (e)	720	$23,730

BRAZIL - 13.7%
AMBEV SA - ADR	2,048	15,053
Banco do Brasil SA	4,703	48,635
BB Seguridade Participacoes SA	1,942	20,171
CCR SA	1,654	12,455
Cielo SA	1,327	36,931
Cielo SA - ADR (e)	273	7,635
Natura Cosmeticos SA	743	13,029
Souza Cruz SA	1,203	12,299
Vale SA - ADR (e)	878	13,387
Vale SA - ADR Preferred	261	3,660
Other Securities		26,051

		209,306

CHINA - 12.3%
Baidu.com - ADR - Class A (c)	185	32,885
China Construction Bank Corp. - Class H	60,032	45,451
China Mobile Ltd. - ADR (e)	585	30,602
CNOOC Ltd.	10,446	19,427
NetEase.com - ADR (e)	214	16,852
Other Securities		41,568

		186,785

COLOMBIA - 2.6%
Pacific Rubiales Energy Corp. (e)	2,178	37,612
Other Securities		2,622

		40,234

EGYPT - 0.9%
Commercial International Bank Egypt SAE - GDR	3,230	14,539

HONG KONG - 0.3%
Other Securities		4,102

HUNGARY - 1.3%
OTP Bank Plc (e)	1,046	19,871

INDIA - 5.0%
Axis Bank Ltd.	779	16,431
Punjab National Bank	1,127	11,449
Tata Consultancy Services Ltd.	626	21,992

	Shares/Par (p)	Value
Other Securities		26,769

		76,641

INDONESIA - 5.3%
Bank Mandiri Persero Tbk PT	34,086	22,061
Telekomunikasi Indonesia PT - ADR	725	26,007
United Tractors Tbk PT	7,754	12,136
Other Securities		21,210

		81,414

MACAU - 2.1%
Wynn Macau Ltd.	5,851	26,595
Other Securities		4,711

		31,306

MEXICO - 3.2%
Grupo Televisa SAB - GDR	470	14,219
Kimberly-Clark de Mexico SAB de CV	5,021	14,259
Other Securities		20,709

		49,187

NETHERLANDS - 1.1%
OCI (c)	368	16,570

PAKISTAN - 1.4%
Pakistan Petroleum Ltd.	5,541	11,269
Other Securities		9,581

		20,850

PERU - 0.2%
Other Securities		2,429

PHILIPPINES - 1.4%
Philippine Long Distance Telephone Co. - ADR	346	20,803

RUSSIAN FEDERATION - 12.0%
Gazprom OAO - ADR	3,234	27,716
Lukoil OAO - ADR	204	12,770
MegaFon OAO - GDR (r)	529	17,758
Mobile Telesystems OJSC - ADR	1,617	34,974
Sberbank of Russia - ADR	4,358	54,986
Other Securities		34,575

		182,779

SOUTH AFRICA - 9.0%
Bidvest Group Ltd.	691	17,714
Nedbank Group Ltd.	592	11,877
Shoprite Holdings Ltd.	1,194	18,700
Standard Bank Group Ltd.	1,291	15,948
Vodacom Group Ltd. (e)	958	12,149
Other Securities		60,582

		136,970

SOUTH KOREA - 13.6%
Hanwha Life Insurance Co. Ltd.	2,697	19,432
Hyundai Mobis	111	31,009
KB Financial Group Inc.	557	22,526
KT&G Corp.	304	21,485
Samsung Electronics Co. Ltd.	41	53,897
Shinhan Financial Group Co. Ltd.	864	38,801
Other Securities		20,690

		207,840

SWEDEN - 0.6%
Other Securities		8,643

TAIWAN - 4.4%
Hon Hai Precision Industry Co. Ltd.	1,416	3,820
Hon Hai Precision Industry Co. Ltd. - GDR	2,471	13,144
Taiwan Semiconductor Manufacturing Co. Ltd.	2,056	7,260

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (e)	1,959	34,167
Other Securities		9,042

		67,433

THAILAND - 1.8%
Other Securities		27,537

TURKEY - 4.4%
KOC Holding A/S	3,901	15,995
KOC Holding A/S - ADR (e)	277	5,700
Turkcell Iletisim Hizmetleri A/S (c)	2,200	11,660
Turkcell Iletisim Hizmetleri A/S - ADR (c)	261	3,481
Turkiye Is Bankasi SA - Class C	7,601	16,456
Other Securities		13,208

		66,500

UNITED KINGDOM - 0.6%
Other Securities		8,768

UNITED STATES OF AMERICA - 0.3%
Other Securities		4,555

Total Common Stocks (cost $1,481,417)		1,508,792

PREFERRED STOCKS - 0.2%

BRAZIL - 0.2%
Other Securities		3,532

Total Preferred Stocks (cost $4,959)		3,532

SHORT TERM INVESTMENTS - 5.9%

Investment Companies - 0.8%
JNL Money Market Fund, 0.01% (a) (h)	11,937	11,937

Securities Lending Collateral - 5.1%
Securities Lending Cash Collateral Fund LLC, 0.22% (a) (h)	77,680	77,680

Total Short Term Investments (cost $89,617)		89,617

Total Investments - 105.2% (cost $1,575,993)		1,601,941
Other Assets and Liabilities, Net - (5.2%)		(78,543)

Total Net Assets - 100.0%		$1,523,398

JNL/M&G Global Basics Fund

COMMON STOCKS - 94.6%

AUSTRALIA - 10.5%
African Petroleum Corp. Ltd. (c)	106	$8
Ansell Ltd. (e)	456	8,407
Aquila Resources Ltd. (c) (e)	723	1,491
Equatorial Resources Ltd. (c)	262	154
Galaxy Resources Ltd. (c)	751	32
Iluka Resources Ltd. (e)	686	5,313
OZ Minerals Ltd. (e)	555	1,570
Panoramic Resources Ltd.	430	96
Starpharma Holdings Ltd. (c) (e)	918	709

		17,780

AUSTRIA - 4.1%
Agrana Beteiligungs AG (e)	58	6,911

BELGIUM - 2.0%
Umicore (e)	72	3,384

CANADA - 0.7%
Dominion Diamond Corp. (c)	86	1,229

	Shares/Par (p)	Value
FRANCE - 10.3%
Compagnie des Alpes	72	1,586
Danone SA	60	4,294
Imerys SA	30	2,581
Publicis Groupe SA	100	9,121

		17,582

GERMANY - 7.7%
Bayerische Motoren Werke AG	29	3,457
Suedzucker AG	77	2,077
Symrise AG	164	7,570

		13,104

HONG KONG - 2.8%
Hongkong & Shanghai Hotels (e)	3,444	4,677

INDIA - 1.0%
Marico Kaya Enterprises Ltd. (c) (f) (q)	10	21
Marico Ltd.	462	1,619

		1,640

IRELAND - 4.3%
Kerry Group Plc	106	7,372

JAPAN - 4.9%
Kirin Holdings Co. Ltd. (e)	577	8,310

MALAYSIA - 2.8%
AMMB Holdings Bhd	2,163	4,786

RUSSIAN FEDERATION - 0.6%
MD Medical Group Investments Plc - GDR	59	672
Uralkali OJSC - GDR	16	416

		1,088

SINGAPORE - 0.8%
Petra Foods Ltd.	528	1,347

SPAIN - 0.9%
Baron de Ley SA (c)	20	1,602

UNITED ARAB EMIRATES - 3.3%
DP World Ltd.	319	5,633

UNITED KINGDOM - 14.7%
BHP Billiton Plc	199	6,184
G4S Plc	1,649	7,176
Genus Plc	87	1,865
Hochschild Mining Plc	528	1,242
PZ Cussons Plc	957	5,967
Unilever Plc	64	2,624

		25,058

UNITED STATES OF AMERICA - 23.2%
AMCOL International Corp.	68	2,326
Elizabeth Arden Inc. (c)	93	3,313
GI Dynamics Inc. - CDI (c) (q)	1,440	964
Microsoft Corp.	140	5,248
Scotts Miracle-Gro Co. - Class A	112	6,945
United Parcel Service Inc. - Class B	99	10,377
United Technologies Corp.	90	10,211

		39,384

Total Common Stocks (cost $155,106)		160,887

PREFERRED STOCKS - 0.2%

GERMANY - 0.2%
Villeroy & Boch AG	21	305

Total Preferred Stocks (cost $167)		305

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
SHORT TERM INVESTMENTS - 11.1%

Investment Companies - 3.3%
JNL Money Market Fund, 0.01% (a) (h)	5,660	5,660

Securities Lending Collateral - 7.8%
Securities Lending Cash Collateral Fund LLC, 0.22% (a) (h)	13,177	13,177

Total Short Term Investments (cost $18,837)		18,837

Total Investments - 105.9% (cost $174,110)		180,029
Other Assets and Liabilities, Net - (5.9%)		(9,955)

Total Net Assets - 100.0%		$170,074

JNL/Mellon Capital Emerging Markets Index Fund (z) *

COMMON STOCKS - 91.1%

BRAZIL - 6.0%
AMBEV SA	871	$6,395
Banco Bradesco SA	112	1,511
BRF SA	121	2,526
Petroleo Brasileiro SA	557	3,777
Vale SA	239	3,615
Other Securities		25,152

		42,976

CHILE - 1.5%
Other Securities		10,487

CHINA - 16.9%
Bank of China Ltd. - Class H	14,016	6,470
China Construction Bank Corp. - Class H	13,405	10,149
China Life Insurance Co. Ltd. - Class H	1,393	4,392
China Mobile Ltd.	1,123	11,697
China Petroleum & Chemical Corp. - Class H	4,768	3,912
CNOOC Ltd.	3,325	6,184
Industrial & Commercial Bank of China Ltd. - Class H	13,709	9,296
PetroChina Co. Ltd. - Class H	3,946	4,331
Ping an Insurance Group Co. of China Ltd. - Class H	353	3,171
Tencent Holdings Ltd.	190	12,152
Other Securities		49,800

		121,554

COLOMBIA - 0.8%
Other Securities		5,793

CZECH REPUBLIC - 0.2%
Other Securities		1,775

EGYPT - 0.2%
Other Securities		1,483

GREECE - 0.4%
Other Securities		3,179

HONG KONG - 2.5%
Other Securities		17,715

HUNGARY - 0.2%
Other Securities		1,781

INDIA - 6.2%
HDFC Bank Ltd.	289	3,119
Housing Development Finance Corp.	272	3,502
Infosys Ltd.	85	4,806
Reliance Industries Ltd.	242	3,504

	Shares/Par (p)	Value
Tata Consultancy Services Ltd.	87	3,055
Other Securities		26,477

		44,463

INDONESIA - 2.1%
Other Securities		15,287

MALAYSIA - 3.7%
Other Securities		26,591

MEXICO - 4.5%
America Movil SAB de CV - Class L (e)	6,635	7,735
Fomento Economico Mexicano SAB de CV	363	3,517
Grupo Financiero Banorte SAB de CV	465	3,255
Wal-Mart de Mexico SAB de CV - Class V (e)	964	2,529
Other Securities		15,542

		32,578

PERU - 0.3%
Other Securities		2,105

PHILIPPINES - 0.8%
Other Securities		6,080

POLAND - 1.6%
Other Securities		11,815

RUSSIAN FEDERATION - 5.8%
Gazprom OAO	443	1,884
Gazprom OAO - ADR	879	7,533
Lukoil OAO	94	5,811
Magnit OJSC - GDR	48	3,167
Sberbank of Russia	1,999	6,169
Other Securities		17,067

		41,631

SOUTH AFRICA - 7.2%
MTN Group Ltd.	317	6,565
Naspers Ltd. - Class N	73	7,691
Sasol Ltd.	102	5,040
Standard Bank Group Ltd.	225	2,783
Other Securities		29,985

		52,064

SOUTH KOREA - 15.0%
Hyundai Mobis	13	3,535
Hyundai Motor Co.	29	6,438
KB Financial Group Inc.	73	2,959
Kia Motors Corp.	49	2,629
LG Chem Ltd.	8	2,379
NHN Corp.	5	3,559
POSCO Inc.	12	3,847
Samsung Electronics Co. Ltd.	20	26,645
Shinhan Financial Group Co. Ltd.	81	3,615
SK Hynix Inc. (c)	100	3,489
Other Securities		48,997

		108,092

TAIWAN - 11.4%
China Life Insurance Co. Ltd.	369	375
Hon Hai Precision Industry Co. Ltd.	2,062	5,561
MediaTek Inc.	220	3,286
Taiwan Semiconductor Manufacturing Co. Ltd.	4,567	16,128
Other Securities		56,608

		81,958

THAILAND - 2.1%
Other Securities		15,236

TURKEY - 1.5%
Other Securities		10,499

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
UKRAINE - 0.0%
Other Securities		101

UNITED KINGDOM - 0.1%
Other Securities		474

UNITED STATES OF AMERICA - 0.1%
Other Securities		873

Total Common Stocks (cost $644,990)		656,590

PREFERRED STOCKS - 6.4%

BRAZIL - 4.4%
Banco Bradesco SA	394	4,858
Itau Unibanco Holding SA	469	6,232
Petroleo Brasileiro SA	776	5,621
Vale SA	353	4,901
Other Securities		10,310

		31,922

CHILE - 0.1%
Other Securities		627

COLOMBIA - 0.2%
Other Securities		1,535

MEXICO - 0.8%
Grupo Televisa SAB	480	2,895
Other Securities		2,471

		5,366

RUSSIAN FEDERATION - 0.2%
Sberbank of Russia	209	511
Other Securities		974

		1,485

SOUTH KOREA - 0.7%
Hyundai Motor Co.	7	855
Hyundai Motor Co.	4	520
LG Chem Ltd.	2	257
Samsung Electronics Co. Ltd.	4	3,679

		5,311

Total Preferred Stocks (cost $53,103)		46,246

RIGHTS - 0.0%

MALAYSIA - 0.0%
Other Securities		22

Total Rights (cost $0)		22

INVESTMENT COMPANIES - 2.0%
iShares MSCI Emerging Markets ETF	344	14,365

Total Investment Companies (cost $14,115)		14,365

SHORT TERM INVESTMENTS - 3.0%

Investment Companies - 0.8%
JNL Money Market Fund, 0.01% (a) (h)	5,575	5,575

Securities Lending Collateral - 2.2%
Securities Lending Cash Collateral Fund LLC, 0.22% (a) (h)	15,670	15,670

Treasury Securities - 0.0%
Other Securities		265

Total Short Term Investments (cost $21,510)		21,510

Total Investments - 102.5% (cost $733,718)		738,733
Other Assets and Liabilities, Net - (2.5%)		(18,031)

Total Net Assets - 100.0%		$720,702

	Shares/Par (p)	Value
JNL/Mellon Capital European 30 Fund

COMMON STOCKS - 96.5%

AUSTRIA - 3.4%
OMV AG	97	$4,661

BELGIUM - 2.6%
Belgacom SA (e)	124	3,664

FRANCE - 14.2%
SCOR SE	131	4,774
Thales SA	101	6,538
Total SA	70	4,308
Vivendi SA	156	4,120

		19,740

GERMANY - 11.0%
Axel Springer SE	82	5,311
Hannover Rueck SE	45	3,886
Metro AG	127	6,147

		15,344

ITALY - 2.7%
Enel SpA	849	3,706

NETHERLANDS - 6.9%
Koninklijke Ahold NV	263	4,724
Wolters Kluwer NV	172	4,915

		9,639

PORTUGAL - 2.2%
Portugal Telecom SGPS SA (e)	706	3,075

SPAIN - 6.1%
Enagas SA	164	4,285
Telefonica SA	260	4,249

		8,534

SWEDEN - 8.3%
Hexagon AB - Class B	139	4,404
Nordea Bank AB	368	4,961
Tele2 AB - Class B	196	2,221

		11,586

SWITZERLAND - 10.2%
Baloise Holding AG	41	5,221
Novartis AG	56	4,485
Swisscom AG	8	4,431

		14,137

UNITED KINGDOM - 28.9%
3i Group Plc	994	6,353
BAE Systems Plc	641	4,627
Centrica Plc	668	3,851
G4S Plc	837	3,644
GlaxoSmithKline Plc	161	4,298
ICAP Plc	704	5,270
Reed Elsevier Plc	337	5,019
Tesco Plc	664	3,685
WM Morrison Supermarkets Plc	817	3,534

		40,281

Total Common Stocks (cost $120,115)		134,367

INVESTMENT COMPANIES - 2.7%
Vanguard European ETF	63	3,704

Total Investment Companies (cost $3,634)		3,704

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
SHORT TERM INVESTMENTS - 4.0%

Investment Companies - 1.2%
JNL Money Market Fund, 0.01% (a) (h)	1,673	1,673

Securities Lending Collateral - 2.8%
Securities Lending Cash Collateral Fund LLC, 0.22% (a) (h)	3,965	3,965

Total Short Term Investments (cost $5,638)		5,638

Total Investments - 103.2% (cost $129,387)		143,709
Other Assets and Liabilities, Net - (3.2%)		(4,470)

Total Net Assets - 100.0%		$139,239

JNL/Mellon Capital Pacific Rim 30 Fund

COMMON STOCKS - 95.6%

AUSTRALIA - 24.9%
AGL Energy Ltd.	287	$3,864
Amcor Ltd.	526	4,969
Australia & New Zealand Banking Group Ltd.	169	4,892
Bendigo and Adelaide Bank Ltd. (e)	499	5,250
Insurance Australia Group Ltd.	905	4,713
Orora Ltd. (c)	526	545
SP AusNet	3,963	4,413
Suncorp Group Ltd.	417	4,900
Toll Holdings Ltd. (e)	931	4,735

		38,281

HONG KONG - 14.3%
Cheung Kong Infrastructure Holdings Ltd.	719	4,545
CLP Holdings Ltd. (e)	546	4,318
First Pacific Co. Ltd.	4,148	4,730
Hongkong Electric Holdings Ltd.	516	4,108
Yue Yuen Industrial Holdings Ltd.	1,319	4,410

		22,111

JAPAN - 50.1%
Central Japan Railway Co.	54	6,411
East Japan Railway Co.	68	5,437
Electric Power Development Co. Ltd.	186	5,426
FamilyMart Co. Ltd. (e)	107	4,900
Idemitsu Kosan Co. Ltd.	204	4,635
KDDI Corp.	125	7,714
Lawson Inc.	65	4,857
Nippon Telegraph & Telephone Corp.	105	5,656
NTT DoCoMo Inc.	307	5,060
Osaka Gas Co. Ltd.	1,214	4,768
Shimamura Co. Ltd.	46	4,265
Sumitomo Corp.	346	4,354
Toho Gas Co. Ltd. (e)	823	4,006
Tokyo Gas Co. Ltd.	965	4,756
West Japan Railway Co.	112	4,857

		77,102

NEW ZEALAND - 2.9%
Telecom Corp. of New Zealand Ltd.	2,348	4,457

SINGAPORE - 3.4%
Yangzijiang Shipbuilding Holdings Ltd. (e)	5,608	5,278

Total Common Stocks (cost $138,415)		147,229

INVESTMENT COMPANIES - 4.0%
Vanguard MSCI Pacific ETF (e)	99	6,095

Total Investment Companies (cost $6,076)		6,095

	Shares/Par (p)	Value
SHORT TERM INVESTMENTS - 10.4%

Investment Companies - 0.5%
JNL Money Market Fund, 0.01% (a) (h)	739	739

Securities Lending Collateral - 9.9%
Securities Lending Cash Collateral Fund LLC, 0.22% (a) (h)	15,295	15,295

Total Short Term Investments (cost $16,034)		16,034

Total Investments - 110.0% (cost $160,525)		169,358
Other Assets and Liabilities, Net - (10.0%)		(15,410)

Total Net Assets - 100.0%		$153,948

JNL/Mellon Capital S&P 500 Index Fund (z) *

COMMON STOCKS - 97.3%

CONSUMER DISCRETIONARY - 12.3%
Amazon.com Inc. (c)	68	$26,980
Comcast Corp. - Class A	478	24,846
Home Depot Inc.	257	21,179
McDonald’s Corp.	183	17,731
Walt Disney Co.	299	22,811
Other Securities		268,089

		381,636

CONSUMER STAPLES - 9.5%
Altria Group Inc.	366	14,065
Coca-Cola Co.	693	28,636
CVS Caremark Corp.	218	15,571
PepsiCo Inc.	280	23,219
Philip Morris International Inc.	293	25,488
Procter & Gamble Co.	496	40,400
Wal-Mart Stores Inc.	295	23,240
Other Securities		123,330

		293,949

ENERGY - 10.0%
Chevron Corp.	351	43,850
ConocoPhillips	224	15,795
Exxon Mobil Corp.	798	80,711
Occidental Petroleum Corp.	147	14,006
Schlumberger Ltd.	242	21,797
Other Securities		133,596

		309,755

FINANCIALS - 15.6%
American Express Co.	170	15,387
American International Group Inc.	270	13,776
Bank of America Corp.	1,947	30,318
Bank of New York Mellon Corp. (a)	208	7,254
Berkshire Hathaway Inc. - Class B (c)	329	39,016
Citigroup Inc.	556	28,972
JPMorgan Chase & Co.	688	40,247
Wells Fargo & Co.	875	39,731
Other Securities		268,873

		483,574

HEALTH CARE - 12.6%
AbbVie Inc.	290	15,304
Amgen Inc.	138	15,721
Bristol-Myers Squibb Co.	301	15,994
Gilead Sciences Inc. (c)	280	21,027
Johnson & Johnson	515	47,191
Merck & Co. Inc.	535	26,777
Pfizer Inc.	1,184	36,267
UnitedHealth Group Inc.	186	13,993
Other Securities		198,152

		390,426

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
INDUSTRIALS - 10.7%
3M Co.	117	16,383
Boeing Co.	127	17,317
General Electric Co.	1,847	51,771
Union Pacific Corp.	85	14,244
United Technologies Corp.	154	17,560
Other Securities		212,921

		330,196

INFORMATION TECHNOLOGY - 18.1%
Apple Inc.	164	92,178
Cisco Systems Inc.	980	22,005
Facebook Inc. - Class A (c)	300	16,407
Google Inc. - Class A (c)	51	57,321
Intel Corp.	911	23,644
International Business Machines Corp.	186	34,954
MasterCard Inc. - Class A	19	15,841
Microsoft Corp.	1,386	51,876
Oracle Corp.	641	24,522
QUALCOMM Inc.	309	22,910
Visa Inc. - Class A	93	20,708
Other Securities		178,561

		560,927

MATERIALS - 3.4%
Other Securities		104,154

TELECOMMUNICATION SERVICES - 2.3%
AT&T Inc.	962	33,816
Verizon Communications Inc.	523	25,708
Other Securities		9,574

		69,098

UTILITIES - 2.8%
Other Securities		87,289

Total Common Stocks (cost $2,174,759)		3,011,004

SHORT TERM INVESTMENTS - 4.5%

Investment Companies - 2.5%
JNL Money Market Fund, 0.01% (a) (h)	76,304	76,304

Securities Lending Collateral - 1.9%
Securities Lending Cash Collateral Fund LLC, 0.22% (a) (h)	59,826	59,826

Treasury Securities - 0.1%
Other Securities		3,769

Total Short Term Investments (cost $139,899)		139,899

Total Investments - 101.8% (cost $2,314,658)		3,150,903
Other Assets and Liabilities, Net - (1.8%)		(55,811)

Total Net Assets - 100.0%		$3,095,092

JNL/Mellon Capital S&P 400 MidCap Index Fund (z) *

COMMON STOCKS - 96.1%

CONSUMER DISCRETIONARY - 13.4%
Advance Auto Parts Inc.	77	$8,470
Foot Locker Inc.	154	6,383
HanesBrands Inc.	102	7,190
Jarden Corp. (c)	122	7,492
LKQ Corp. (c)	310	10,206
Polaris Industries Inc.	66	9,643

	Shares/Par (p)	Value
Signet Jewelers Ltd.	84	6,626
Tractor Supply Co.	144	11,167
Under Armour Inc. - Class A (c)	83	7,227
Other Securities		147,772

		222,176

CONSUMER STAPLES - 3.9%
Church & Dwight Co. Inc.	143	9,506
Energizer Holdings Inc.	64	6,968
Green Mountain Coffee Roasters Inc. (c) (e)	135	10,209
Other Securities		37,072

		63,755

ENERGY - 5.6%
Cimarex Energy Co.	90	9,426
HollyFrontier Corp.	207	10,304
Oceaneering International Inc.	112	8,866
Other Securities		64,340

		92,936

FINANCIALS - 21.3%
Affiliated Managers Group Inc. (c)	55	11,852
Alleghany Corp. (c)	18	7,011
Arthur J Gallagher & Co.	136	6,367
Everest Re Group Ltd.	50	7,746
Federal Realty Investment Trust	68	6,848
Fidelity National Financial Inc. - Class A	258	8,372
New York Community Bancorp Inc. (e)	458	7,716
Raymond James Financial Inc.	126	6,601
Realty Income Corp. (e)	212	7,922
SL Green Realty Corp.	98	9,042
Other Securities		272,369

		351,846

HEALTH CARE - 8.6%
Endo Pharmaceuticals Holdings Inc. (c) (e)	119	8,010
Henry Schein Inc. (c)	90	10,248
Mettler-Toledo International Inc. (c)	31	7,533
Omnicare Inc.	107	6,476
ResMed Inc. (e)	147	6,934
Universal Health Services Inc. - Class B	93	7,517
Other Securities		95,631

		142,349

INDUSTRIALS - 16.7%
B/E Aerospace Inc. (c)	103	8,934
Fortune Brands Home & Security Inc.	171	7,806
JB Hunt Transport Services Inc.	94	7,276
Manpower Inc.	82	7,007
Towers Watson & Co. - Class A	66	8,407
United Rentals Inc. (c) (e)	97	7,545
Wabtec Corp.	99	7,377
Other Securities		221,061

		275,413

INFORMATION TECHNOLOGY - 15.2%
3D Systems Corp. (c) (e)	98	9,069
Ansys Inc. (c)	97	8,424
Avnet Inc.	143	6,287
Cree Inc. (c)	124	7,763
Equinix Inc. (c)	51	9,130
Gartner Inc. - Class A (c)	97	6,900
Synopsys Inc. (c)	160	6,490
Trimble Navigation Ltd. (c)	265	9,211
Other Securities		188,727

		252,001

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
MATERIALS - 6.8%
Ashland Inc.	75	7,246
Packaging Corp. of America	102	6,463
Rock-Tenn Co. - Class A	75	7,838
Other Securities		90,391

		111,938

TELECOMMUNICATION SERVICES - 0.4%
Other Securities		7,241

UTILITIES - 4.2%
OGE Energy Corp.	205	6,964
Other Securities		61,840

		68,804

Total Common Stocks (cost $1,177,086)		1,588,459

SHORT TERM INVESTMENTS - 10.3%

Investment Companies - 3.6%
JNL Money Market Fund, 0.01% (a) (h)	59,904	59,904

Securities Lending Collateral - 6.5%
Securities Lending Cash Collateral Fund LLC, 0.22% (a) (h)	106,974	106,974

Treasury Securities - 0.2%
Other Securities		2,704

Total Short Term Investments (cost $169,583)		169,582

Total Investments - 106.4% (cost $1,346,669)		1,758,041
Other Assets and Liabilities, Net - (6.4%)		(105,888)

Total Net Assets - 100.0%		$1,652,153

JNL/Mellon Capital Small Cap Index Fund (z) *

COMMON STOCKS - 97.2%

CONSUMER DISCRETIONARY - 13.3%
Brunswick Corp.	98	$4,514
Fifth & Pacific Co. Inc. (c)	130	4,173
Sotheby’s - Class A	74	3,938
Tenneco Inc. (c)	66	3,733
Wolverine World Wide Inc.	109	3,699
Other Securities		226,050

		246,107

CONSUMER STAPLES - 3.8%
Darling International Inc. (c)	169	3,531
Hain Celestial Group Inc. (c)	42	3,782
Rite Aid Corp. (c)	791	4,004
United Natural Foods Inc. (c)	53	4,031
Other Securities		54,112

		69,460

ENERGY - 5.3%
Other Securities		98,094

FINANCIALS - 21.9%
CNO Financial Group Inc.	241	4,261
Financial Engines Inc.	53	3,690
FirstMerit Corp.	180	3,993
Hancock Holding Co.	92	3,380
Highwoods Properties Inc.	97	3,524
LaSalle Hotel Properties	113	3,480
NorthStar Realty Finance Corp.	311	4,178
Prospect Capital Corp.	302	3,388
Prosperity Bancshares Inc.	65	4,141
Other Securities		370,885

		404,920

	Shares/Par (p)	Value
HEALTH CARE - 12.7%
Align Technology Inc. (c)	79	4,528
Alnylam Pharmaceuticals Inc. (c)	63	4,055
athenahealth Inc. (c) (e)	40	5,350
Centene Corp. (c)	59	3,481
Cepheid Inc. (c) (e)	73	3,404
Isis Pharmaceuticals Inc. (c) (e)	122	4,850
Medidata Solutions Inc. (c)	58	3,496
Team Health Holdings Inc. (c)	75	3,395
ViroPharma Inc. (c)	71	3,537
West Pharmaceutical Services Inc.	75	3,680
Other Securities		195,689

		235,465

INDUSTRIALS - 14.8%
Acuity Brands Inc.	46	5,072
Belden Inc.	48	3,366
CLARCOR Inc.	54	3,470
EnerSys Inc.	52	3,659
Esterline Technologies Corp. (c)	34	3,465
HEICO Corp. (e)	72	4,168
Middleby Corp. (c)	20	4,885
Moog Inc. - Class A (c)	49	3,343
Teledyne Technologies Inc. (c)	41	3,723
Woodward Governor Co.	75	3,405
Other Securities		234,119

		272,675

INFORMATION TECHNOLOGY - 17.0%
Aspen Technology Inc. (c)	102	4,246
Cognex Corp.	94	3,603
CommVault Systems Inc. (c)	50	3,773
CoStar Group Inc. (c)	31	5,702
FEI Co.	45	4,043
PTC Inc. (c)	130	4,591
SunEdison Inc. (c)	290	3,779
Tyler Technologies Inc. (c)	34	3,491
Ultimate Software Group Inc. (c)	30	4,588
WEX Inc. (c)	42	4,165
Other Securities		272,535

		314,516

MATERIALS - 4.8%
Axiall Corp.	76	3,596
PolyOne Corp.	108	3,812
Other Securities		80,556

		87,964

TELECOMMUNICATION SERVICES - 0.7%
Other Securities		13,561

UTILITIES - 2.9%
Other Securities		54,175

Total Common Stocks (cost $1,317,727)		1,796,937

RIGHTS - 0.0%
Other Securities		23

Total Rights (cost $0)		23

WARRANTS - 0.0%
Other Securities		—

Total Warrants (cost $0)		—

INVESTMENT COMPANIES - 0.0%
Other Securities		196

Total Investment Companies (cost $170)		196

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
OTHER EQUITY INTERESTS - 0.0%
Other Securities		—

Total Other Equity Interests (cost $0)		—

SHORT TERM INVESTMENTS - 13.5%

Investment Company - 2.7%
JNL Money Market Fund, 0.01% (a) (h)	49,189	49,189

Securities Lending Collateral - 10.7%
Securities Lending Cash Collateral Fund LLC, 0.22% (a) (h)	198,666	198,666

Treasury Securities - 0.1%
Other Securities		2,109

Total Short Term Investments (cost $249,964)		249,964

Total Investments - 110.7% (cost $1,567,861)		2,047,120
Other Assets and Liabilities, Net - (10.7%)		(197,568)

Total Net Assets - 100.0%		$1,849,552

JNL/Mellon Capital International Index Fund (z) *

COMMON STOCKS - 96.7%

AUSTRALIA - 7.2%
Australia & New Zealand Banking Group Ltd.	472	$13,637
BHP Billiton Ltd.	553	18,837
Commonwealth Bank of Australia	277	19,322
National Australia Bank Ltd.	403	12,593
Westpac Banking Corp.	534	15,483
Other Securities		89,284

		169,156

AUSTRIA - 0.3%
Other Securities		6,035

BELGIUM - 1.2%
Anheuser-Busch InBev NV	138	14,713
Other Securities		12,313

		27,026

DENMARK - 1.1%
Novo-Nordisk A/S	69	12,579
Other Securities		13,865

		26,444

FINLAND - 0.9%
Other Securities		20,739

FRANCE - 9.2%
BNP Paribas	171	13,355
Sanofi SA	205	21,891
Total SA	368	22,583
Other Securities		156,376

		214,205

GERMANY - 8.6%
Allianz SE	79	14,129
BASF SE	158	16,874
Bayer AG	142	19,981
Daimler AG	166	14,378
SAP AG	159	13,764
Siemens AG	136	18,711
Other Securities		102,929

		200,766

	Shares/Par (p)	Value
GUERNSEY - 0.1%
Other Securities		1,446

HONG KONG - 2.7%
AIA Group Ltd.	2,076	10,450
Other Securities		52,848

		63,298

IRELAND - 0.3%
Other Securities		7,080

ISRAEL - 0.4%
Other Securities		10,181

ITALY - 2.1%
ENI SpA	438	10,594
Other Securities		37,620

		48,214

JAPAN - 20.3%
Honda Motor Co. Ltd.	281	11,595
Mitsubishi UFJ Financial Group Inc.	2,194	14,569
Sanrio Co. Ltd. (e)	7	291
SoftBank Corp.	165	14,514
Sumitomo Mitsui Financial Group Inc.	219	11,410
Toyota Motor Corp.	474	28,913
Other Securities		393,288

		474,580

JERSEY - 0.0%
Other Securities		963

LUXEMBOURG - 0.3%
Other Securities		7,664

MACAU - 0.2%
Other Securities		4,674

MALTA - 0.0%
Other Securities		—

NETHERLANDS - 4.7%
ING Groep NV - CVA (c)	661	9,234
Royal Dutch Shell Plc - Class A	656	23,497
Royal Dutch Shell Plc - Class B	431	16,268
Unilever NV - CVA	281	11,286
Other Securities		50,140

		110,425

NEW ZEALAND - 0.1%
Other Securities		2,519

NORWAY - 0.8%
Other Securities		17,855

PORTUGAL - 0.2%
Other Securities		3,941

SINGAPORE - 1.4%
Other Securities		33,428

SPAIN - 3.2%
Banco Bilbao Vizcaya Argentaria SA	992	12,273
Banco Santander SA	1,949	17,527
Telefonica SA	706	11,537
Other Securities		34,142

		75,479

SWEDEN - 3.1%
Other Securities		72,412

SWITZERLAND - 9.1%
ABB Ltd.	379	10,026
Cie Financiere Richemont SA	90	8,993

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
Glencore International Plc	1,829	9,517
Nestle SA	554	40,618
Novartis AG	395	31,694
Roche Holding AG	121	33,829
UBS AG	628	12,026
Other Securities		64,855

		211,558

UNITED KINGDOM - 19.2%
AstraZeneca Plc	216	12,800
Barclays Plc	2,633	11,907
BG Group Plc	586	12,618
BHP Billiton Plc	364	11,292
BP Plc	3,234	26,207
British American Tobacco Plc	326	17,523
Diageo Plc	432	14,325
GlaxoSmithKline Plc	840	22,452
HSBC Holdings Plc	3,201	35,133
Lloyds Banking Group Plc (c)	8,536	11,201
Prudential plc (a)	441	9,863
Rio Tinto Plc	219	12,376
Standard Chartered Plc	417	9,426
Unilever Plc	221	9,108
Vodafone Group Plc	8,311	32,721
Other Securities		198,768

		447,720

Total Common Stocks (cost $1,862,979)		2,257,808

PREFERRED STOCKS - 0.7%

GERMANY - 0.6%
Other Securities		14,646

ITALY - 0.0%
Other Securities		810

SWITZERLAND - 0.1%
Other Securities		1,850

Total Preferred Stocks (cost $10,450)		17,306

RIGHTS - 0.0%

SPAIN - 0.0%
Other Securities		99

Total Rights (cost $97)		99

OTHER EQUITY INTERESTS - 0.0%

AUSTRIA - 0.0%
Other Securities		—

Total Other Equity Interests (cost $0)		—

SHORT TERM INVESTMENTS - 4.4%

Investment Companies - 2.3%
JNL Money Market Fund, 0.01% (a) (h)	54,033	54,033

Securities Lending Collateral - 1.9%
Securities Lending Cash Collateral Fund LLC, 0.22% (a) (h)	44,997	44,997

Treasury Securities - 0.2%
Other Securities		3,354

Total Short Term Investments (cost $102,384)		102,384

Total Investments - 101.8% (cost $1,975,910)		2,377,597
Other Assets and Liabilities, Net - (1.8%)		(41,403)

Total Net Assets - 100.0%		$2,336,194

	Shares/Par (p)	Value
JNL/Mellon Capital Bond Index Fund (z) *

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 2.4%
Ally Auto Receivables Trust, 0.59%, 01/17/17	$1,000	$1,001
Banc of America Commercial Mortgage Trust REMIC
5.73%, 05/10/45 (i)	1,500	1,636
5.48% - 5.77%, 05/10/45 - 01/15/49 (i)	900	971
5.45%, 01/15/49	1,500	1,623
Banc of America Merrill Lynch Commercial Mortgage Inc. REMIC, 5.18%, 09/10/47 (i)	1,000	1,064
Bank of America Credit Card Trust, 5.17%, 06/15/19	900	1,007
Bear Stearns Commercial Mortgage Securities Trust REMIC
5.71%, 06/11/40 (i)	300	336
5.54%, 10/12/41	1,250	1,366
4.87%, 09/11/42	655	687
Capital One Multi-Asset Execution Trust, 5.05%, 12/17/18	1,000	1,089
Citibank Credit Card Issuance Trust, 5.30%, 03/15/18	900	988
Cobalt Commercial Mortage-Backed Securities Trust REMIC, 5.22%, 08/15/48	1,250	1,349
Greenwich Capital Commercial Funding Corp. REMIC, 5.22%, 04/10/37 (i)	1,000	1,054
GS Mortgage Securities Trust REMIC
5.55%, 04/10/38 (i)	1,000	1,077
3.48% - 5.56%, 11/10/39 - 01/10/45	1,150	1,186
3.00%, 08/10/44	1,500	1,560
JPMorgan Chase Commercial Mortgage Securities Trust REMIC
4.74% - 5.42%, 07/15/42 - 01/15/49	1,250	1,318
4.94% - 5.79%, 08/15/42 - 02/12/51 (i)	998	1,097
LB-UBS Commercial Mortgage Trust REMIC
5.66%, 03/15/39 (i)	330	355
5.42%, 02/15/40	330	364
5.87%, 09/15/45 (i)	1,517	1,682
Morgan Stanley Bank of America Merrill Lynch Trust REMIC, 2.86%, 11/15/45	250	235
Morgan Stanley Capital I Trust REMIC
5.33%, 11/12/41	227	248
5.60% - 5.67%, 10/15/42 - 04/12/49 (i)	464	484
5.60%, 04/12/49 (i)	2,400	2,634
Nissan Auto Lease Trust, 0.61%, 04/15/16	1,000	1,000
Nissan Auto Receivables Owner Trust, 1.00%, 07/16/18	1,000	1,007
UBS Commercial Mortgage Trust REMIC, 3.40%, 05/10/45	1,500	1,476
Wachovia Bank Commercial Mortgage Trust REMIC
5.12%, 07/15/42 (i)	386	406
5.42%, 01/15/45 (i)	872	930
5.57%, 10/15/48	250	274
Other Securities		5,504

Total Non-U.S. Government Agency Asset- Backed Securities (cost $35,439)		37,008

CORPORATE BONDS AND NOTES - 24.5%

CONSUMER DISCRETIONARY - 1.8%
Other Securities		27,437

CONSUMER STAPLES - 1.6%
Other Securities		25,050

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
ENERGY - 3.0%
Chevron Corp.
1.72%, 06/24/18	500	498
3.19%, 06/24/23	1,000	958
Other Securities		44,653

		46,109

FINANCIALS - 9.4%
American Express Co.
6.15%, 08/28/17	750	865
7.00%, 03/19/18	480	573
4.05%, 12/03/42	135	118
Bank of America Corp.
1.35% - 4.50%, 04/01/15 - 11/21/16	1,200	1,226
6.50%, 08/01/16	800	903
5.00% - 5.75%, 12/01/17 - 05/13/21	1,575	1,774
2.60%, 01/15/19	1,200	1,205
5.49%, 03/15/19 (e)	200	221
Bank of New York Mellon Corp.
2.50%, 01/15/16 (a) (e)	500	516
3.55%, 09/23/21 (a)	600	613
BNP Paribas SA
2.70%, 08/20/18	1,000	1,018
5.00%, 01/15/21	400	438
Citigroup Inc.
4.75% - 6.01%, 01/15/15 - 05/19/15	538	566
2.65%, 03/02/15 (e)	1,000	1,020
1.70% - 5.85%, 07/25/16 - 08/02/16 (e)	550	581
3.50% - 8.50%, 01/10/17 - 05/15/23	3,500	3,848
5.88% - 6.00%, 02/22/33 - 10/31/33	450	466
European Investment Bank
2.75% - 4.88%, 03/23/15 - 02/16/16	1,250	1,319
1.38% - 1.63% , 09/01/15 – 10/20/15 (e)	1,000	1,019
2.50%, 05/16/16	1,700	1,775
2.13%, 07/15/16	1,000	1,034
1.75%, 03/15/17	500	511
4.00% - 5.13%, 05/30/17 - 02/16/21 (e)	1,000	1,106
1.13%, 09/15/17 (e)	1,000	994
1.00%, 06/15/18	700	679
General Electric Capital Corp.
2.15%, 01/09/15 (e)	1,000	1,018
3.50% - 5.00%, 06/29/15 - 01/08/16	800	846
5.63%, 09/15/17	1,100	1,251
4.38% - 5.50%, 01/08/20 - 09/16/20 (e)	1,250	1,396
4.63%, 01/07/21	400	436
6.75%, 03/15/32	850	1,050
5.88%, 01/14/38	900	1,022
6.88%, 01/10/39	600	769
6.38%, 11/15/67 (e) (i)	300	326
Goldman Sachs Group Inc.
1.60% - 5.75%, 01/15/15 - 10/01/16	2,150	2,233
6.25%, 09/01/17 (e)	500	572
5.25% - 7.50%, 01/18/18 - 07/27/21	2,100	2,406
5.95%, 01/15/27	450	477
6.75%, 10/01/37	1,000	1,109
Inter-American Development Bank
5.13%, 09/13/16	650	725
1.13%, 03/15/17	1,000	1,006
2.13% - 3.88%, 02/14/20 - 11/09/20	1,100	1,146
International Bank for Reconstruction & Development
2.38%, 05/26/15	200	206
2.13%, 03/15/16 (e)	500	517
1.00%, 09/15/16	1,000	1,008
0.88% - 1.13, 04/17/17 – 07/18/17 (e)	1,000	997
7.63%, 01/19/23	300	405

	Shares/Par (p)	Value
JPMorgan Chase & Co.
4.75%, 03/01/15 (e)	250	262
0.80%, 04/23/15	1,000	1,000
6.00%, 01/15/18	1,750	2,014
3.20% - 6.30%, 04/23/19 - 01/25/23	2,200	2,341
5.60%, 07/15/41	500	541
JPMorgan Chase Bank NA, 6.00%, 10/01/17	500	572
Kreditanstalt fuer Wiederaufbau
2.63%, 03/03/15	1,000	1,027
4.88%, 01/17/17	1,200	1,342
1.25%, 02/15/17	1,000	1,010
4.38%, 03/15/18	800	889
2.63% - 4.88%, 06/17/19 - 01/25/22	2,000	2,082
0.00%, 06/29/37 (j)	500	183
Landwirtschaftliche Rentenbank
2.50%, 02/15/16	1,000	1,039
5.13%, 02/01/17	500	563
Merrill Lynch & Co. Inc.
5.00%, 01/15/15	550	573
6.05%, 05/16/16 (e)	250	275
5.70%, 05/02/17	500	556
6.88%, 04/25/18	1,300	1,536
Morgan Stanley
1.75% - 5.38%, 10/15/15 - 02/25/16	800	842
5.45%, 01/09/17	850	942
4.75%, 03/22/17 (e)	800	873
3.75% - 6.63%, 04/01/18 - 02/25/23	1,700	1,889
5.50%, 07/24/20 (e)	500	559
7.25%, 04/01/32	387	478
Westpac Banking Corp.
4.20%, 02/27/15 (e)	500	521
4.88%, 11/19/19	800	887
Other Securities		75,552

		146,157

HEALTH CARE - 1.9%
Other Securities		29,854

INDUSTRIALS - 1.4%
Other Securities		21,078

INFORMATION TECHNOLOGY - 1.1%
Cisco Systems Inc.
5.50%, 02/22/16	750	825
4.45%, 01/15/20	650	708
5.90%, 02/15/39	250	277
Other Securities		14,949

		16,759

MATERIALS - 1.3%
Other Securities		19,298

TELECOMMUNICATION SERVICES - 1.3%
AT&T Inc.
2.50%, 08/15/15	800	821
2.40%, 08/15/16	600	617
4.45%, 05/15/21	500	526
6.50%, 09/01/37	500	561
British Telecommunications Plc, 9.63%, 12/15/30 (l)	550	819
Verizon Communications Inc.
2.50% - 5.55%, 02/15/16 - 09/15/16	1,000	1,049
3.50% - 8.75%, 09/14/18 - 09/15/23	2,128	2,315
2.45%, 11/01/22 (e)	500	442
6.00% - 6.90%, 09/15/33 - 04/01/41	1,250	1,414
6.55%, 09/15/43	1,400	1,632
Other Securities		9,586

		19,782

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
UTILITIES - 1.7%
Other Securities		26,893

Total Corporate Bonds and Notes (cost $370,565)		378,417

GOVERNMENT AND AGENCY OBLIGATIONS - 73.6%

GOVERNMENT SECURITIES - 42.7%

Federal Farm Credit Bank - 0.1% (w)
Other Securities		1,654

Federal Home Loan Bank - 0.7% (w)
Other Securities		11,491

Federal Home Loan Mortgage Corp. - 1.5% (w)
Federal Home Loan Mortgage Corp.
0.32% - 5.25%, 02/09/15 - 10/18/16	8,746	9,108
1.00% - 5.13%, 03/08/17 - 01/13/22	11,495	11,405
5.50%, 08/23/17 (e)	900	1,035
3.06% - 6.75%, 06/14/28 - 07/15/32	900	1,098

		22,646

Federal National Mortgage Association - 1.6% (w)
Federal National Mortgage Association
0.50% - 5.00%, 02/27/15 - 05/27/16	11,483	11,651
0.88% - 5.00%, 02/13/17 - 02/22/23	8,332	8,244
0.00%, 06/01/17 (j)	1,085	1,034
0.88%, 08/28/17 (e)	1,500	1,480
6.00% - 7.25%, 05/15/30 - 04/18/36	1,471	1,886
Principal Only, 0.00%,10/09/19 (j)	680	578

		24,873

Municipals - 1.1%
Other Securities		16,536

Sovereign - 2.4%
Kreditanstalt fuer Wiederaufbau, 0.50%, 09/30/15	1,000	1,002
Other Securities		36,299

		37,301

U.S. Treasury Securities - 35.3%
U.S. Treasury Bond
7.25% - 11.25%, 02/15/15 - 11/15/16	3,248	3,742
6.25% - 9.13%, 05/15/17 - 08/15/23	6,135	8,132
2.75% - 6.88%, 08/15/25 - 02/15/43	51,378	52,323
2.88% - 6.00%, 02/15/26 - 05/15/43 (g)	5,790	5,820
3.63% - 3.75%, 08/15/43 - 11/15/43 (e)	3,335	3,169
U.S. Treasury Note
0.25% - 9.88%, 01/31/15 - 11/30/16	95,665	97,902
0.25%, 02/28/15	4,000	4,002
0.38%, 03/15/15	5,429	5,440
0.38%, 04/15/15	5,569	5,582
0.13%, 04/30/15	4,250	4,245
2.50%, 04/30/15	5,924	6,103
0.25%, 05/15/15	5,160	5,163
0.25%, 05/31/15	4,000	4,002
0.38%, 06/30/15	4,000	4,008
1.88%, 06/30/15	4,318	4,423
0.25%, 07/15/15	6,170	6,170
0.25%, 08/15/15	5,750	5,748
0.25%, 09/15/15	5,349	5,344
1.25%, 10/31/15	4,400	4,473
0.25%, 11/30/15 (e)	2,930	2,924
1.38%, 11/30/15	4,231	4,313
0.25% - 1.50%, 12/31/15 - 12/15/16 (g)	11,225	11,262
2.13%, 12/31/15	5,800	5,999
0.25%, 05/15/16	5,000	4,969
1.50%, 07/31/16	6,110	6,249
0.63%, 08/15/16	5,000	5,000
3.13%, 10/31/16	4,228	4,511
0.50% - 4.63%, 12/31/16 - 05/15/22	151,797	152,157
1.50% - 3.13%, 01/31/17 - 12/31/18 (g)	6,235	6,404
0.63%, 08/31/17	4,500	4,415

	Shares/Par (p)	Value
0.63%, 11/30/17	6,000	5,848
0.88%, 01/31/18	4,497	4,410
0.75%, 02/28/18	5,500	5,353
1.38%, 06/30/18	5,131	5,091
1.50%, 08/31/18	5,000	4,972
1.75%, 10/31/18 (g)	4,000	4,015
3.75%, 11/15/18 (e)	3,000	3,291
1.25%, 11/30/18 (e) (g)	4,500	4,401
1.13%, 05/31/19	4,200	4,029
3.63%, 08/15/19	3,900	4,246
3.38%, 11/15/19	3,810	4,094
3.63%, 02/15/20	4,660	5,067
2.63%, 11/15/20	4,308	4,373
3.63%, 02/15/21	5,350	5,767
2.00%, 02/15/22	5,580	5,287
1.63%, 08/15/22	4,438	4,025
1.63%, 11/15/22	7,115	6,412
2.00%, 02/15/23	5,385	4,986
1.75%, 05/15/23	5,840	5,254
2.50%, 08/15/23	5,550	5,320
2.75%, 11/15/23 (e) (g)	6,500	6,348

		546,583

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 30.9%

Federal Home Loan Mortgage Corp. - 8.1%
Federal Home Loan Mortgage Corp.
6.00% - 7.00%, 06/01/14 - 12/01/16	25	26
4.00% - 6.00%, 09/01/17 - 10/01/23	4,114	4,378
2.50% - 7.50%, 01/01/24 - 01/01/44	89,156	92,623
2.50%, 01/15/29, TBA (g)	4,300	4,260
2.50% - 5.00%, 01/15/29 - 01/15/44, TBA (g)	5,950	6,132
2.66% - 6.20%, 01/01/37 - 01/01/42 (i)	423	441
3.00%, 01/15/44, TBA (g)	9,300	8,809
3.50%, 01/15/44, TBA (g)	7,900	7,838

		124,507

Federal National Mortgage Association - 14.1%
Federal National Mortgage Association
5.50% - 6.50%, 01/01/14 - 12/01/16	322	339
2.50% - 6.00%, 01/01/17 - 12/01/23	5,272	5,638
2.50% - 7.50%, 01/01/24 - 09/01/43	146,702	152,209
2.50%, 01/15/29, TBA (g)	10,500	10,392
3.00%, 01/15/29, TBA (g)	5,200	5,307
2.50% - 5.00%, 01/15/29 - 01/15/44, TBA (g)	1,800	1,743
1.55% - 5.57%, 05/01/35 - 05/01/43 (i)	6,317	6,643
3.00%, 01/15/44, TBA (g)	15,400	14,619
3.50%, 01/15/44, TBA (g)	10,500	10,430
4.00%, 01/15/44, TBA (g)	11,270	11,601

		218,921

Government National Mortgage Association - 8.7%
Government National Mortgage Association
2.50% - 8.50%, 01/15/24 - 10/20/43	94,910	99,861
2.00% - 3.50%, 07/20/40 - 06/20/43 (i)	5,877	6,124
2.50% - 5.00%, 01/15/44, TBA (g)	4,300	4,269
3.00%, 01/15/44, TBA (g)	11,100	10,724
3.50%, 01/15/44, TBA (g)	8,900	8,978
4.00%, 01/15/44, TBA (g)	5,000	5,199

		135,155

Total Government and Agency Obligations (cost $1,143,286)		1,139,667

SHORT TERM INVESTMENTS - 11.4%

Investment Companies - 6.5%
JNL Money Market Fund, 0.01% (a) (h)	101,105	101,105

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
Securities Lending Collateral - 4.9%
Securities Lending Cash Collateral Fund LLC, 0.22% (a) (h)	76,176	76,176

Total Short Term Investments (cost $177,281)		177,281

Total Investments - 111.9% (cost $1,726,571)		1,732,373
Total Forward Sales Commitments - (1.1%) (proceeds $16,704)		(16,707)
Other Assets and Liabilities, Net - (10.8%)		(167,692)

Total Net Assets - 100.0%		$1,547,974

FORWARD SALES COMMITMENTS - 1.1%

GOVERNMENT AND AGENCY OBLIGATIONS - 1.1%

U.S. Government Agency Mortgage-Backed Securities - 1.1%

Federal Home Loan Mortgage Corp. - 0.2%
Federal Home Loan Mortgage Corp.
3.50%, 01/15/29, TBA (g)	$200	$209
4.00%, 01/15/29, TBA (g)	700	739
4.50%, 01/15/29, TBA (g)	600	636
5.00%, 01/15/29, TBA (g)	300	318
5.50%, 01/15/44, TBA (g)	1,600	1,748

		3,650

Federal National Mortgage Association - 0.2%
Federal National Mortgage Association
4.00%, 01/15/29, TBA (g)	800	848
4.50%, 01/15/29, TBA (g)	600	639
5.00%, 01/15/29, TBA (g)	700	746

		2,233

Government National Mortgage Association - 0.7%
Government National Mortgage Association
4.50%, 01/15/44, TBA (g)	3,500	3,737
5.00%, 01/15/44, TBA (g)	3,700	4,011
5.50%, 01/15/44, TBA (g)	2,800	3,076

		10,824

Total Forward Sales Commitments - 1.1% (proceeds $16,704)		$16,707

JNL/Mellon Capital Global Alpha Fund

PURCHASED OPTIONS - 0.9%
10-Year U.S. Treasury Note Future Call Option, Strike Price 105, Expiration 02/21/14	121	$2,184

Total Purchased Options (cost $2,486)		2,184

SHORT TERM INVESTMENTS - 98.9%

Federal Home Loan Bank - 18.7% (w)
Federal Home Loan Bank
0.08%, 03/28/14	$24,200	24,197
0.11%, 05/21/14	19,000	18,995

		43,192

Federal Home Loan Mortgage Corp. - 22.9% (w)
Federal Home Loan Mortgage Corp., 0.11%, 05/12/14 - 07/08/14	52,900	52,880

Federal National Mortgage Association - 20.4% (w)
Federal National Mortgage Association
0.02%, 01/16/14	5,000	5,000
0.10%, 04/30/14	15,200	15,197
0.13%, 06/18/14	6,070	6,068
0.08%, 07/14/14	20,850	20,840

		47,105

	Shares/Par (p)	Value
Investment Company - 14.6%
JNL Money Market Fund, 0.01% (a) (h)	33,700	33,700

Treasury Securities - 22.3%
U.S. Treasury Bill
0.03%, 01/09/14	$22,000	22,000
0.03%, 01/30/14	7,425	7,425
0.07%, 06/26/14 (o)	22,255	22,246

		51,671

Total Short Term Investments (cost $228,537)		228,548

Total Investments - 99.8% (cost $231,023)		230,732
Other Assets and Liabilities, Net - 0.2%		433

Total Net Assets - 100.0%		$231,165

JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund (z) *

COMMON STOCKS - 99.8%

CONSUMER DISCRETIONARY - 18.8%
American Public Education Inc. (c)	28	$1,235
Capella Education Co.	20	1,334
Goodyear Tire & Rubber Co.	58	1,386
Grand Canyon Education Inc. (c)	31	1,362
Lear Corp.	15	1,250
Scripps Networks Interactive Inc. - Class A	15	1,274
Standard Motor Products Inc.	35	1,284
Universal Electronics Inc. (c)	36	1,391
Other Securities		17,233

		27,749

CONSUMER STAPLES - 2.4%
CVS Caremark Corp.	18	1,314
Other Securities		2,159

		3,473

ENERGY - 9.8%
Helmerich & Payne Inc.	16	1,356
Northern Oil and Gas Inc. (c)	81	1,220
SM Energy Co.	16	1,339
Whiting Petroleum Corp. (c)	21	1,327
Other Securities		9,177

		14,419

FINANCIALS - 7.0%
Investment Technology Group Inc. (c)	71	1,466
Prudential Financial Inc.	14	1,250
Unum Group	36	1,251
Other Securities		6,410

		10,377

HEALTH CARE - 11.4%
Amsurg Corp. (c)	28	1,269
Kindred Healthcare Inc.	71	1,401
National Healthcare Corp.	23	1,221
PharMerica Corp. (c)	73	1,563
United Therapeutics Corp. (c)	15	1,681
US Physical Therapy Inc.	37	1,303
Other Securities		8,452

		16,890

INDUSTRIALS - 14.2%
Alliant Techsystems Inc.	11	1,349
CIRCOR International Inc.	19	1,509
Columbus Mckinnon Corp. (c)	49	1,326
Consolidated Graphics Inc. (c)	19	1,287

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
Manpower Inc.	16	1,374
Navigant Consulting Inc. (c)	79	1,513
Southwest Airlines Co.	79	1,487
URS Corp.	23	1,231
Other Securities		9,870

		20,946

INFORMATION TECHNOLOGY - 32.7%
AOL Inc. (c)	30	1,386
Avnet Inc.	28	1,238
Cognizant Technology Solutions Corp. - Class A (c)	15	1,508
Constant Contact Inc. (c)	60	1,868
Corning Inc.	72	1,290
CSG Systems International Inc.	43	1,260
Ebix Inc. (e)	98	1,442
First Solar Inc. (c)	27	1,468
iGate Corp. (c)	46	1,861
Intel Corp.	49	1,266
Oracle Corp.	33	1,254
SanDisk Corp.	19	1,321
ScanSource Inc. (c)	30	1,281
Synaptics Inc. (c)	27	1,387
Western Digital Corp.	16	1,370
Xerox Corp.	109	1,328
XO Group Inc. (c)	86	1,281
Other Securities		24,420

		48,229

MATERIALS - 2.5%
CF Industries Holdings Inc.	6	1,323
Olin Corp.	45	1,311
Other Securities		1,096

		3,730

TELECOMMUNICATION SERVICES - 1.0%
Shenandoah Telecommunications Co.	55	1,408

Total Common Stocks (cost $126,679)		147,221

SHORT TERM INVESTMENTS - 1.9%

Investment Companies - 1.0%
JNL Money Market Fund, 0.01% (a) (h)	1,418	1,418

Securities Lending Collateral - 0.9%
Securities Lending Cash Collateral Fund LLC, 0.22% (a) (h)	1,388	1,388

Total Short Term Investments (cost $2,806)		2,806

Total Investments - 101.7% (cost $129,485)		150,027
Other Assets and Liabilities, Net - (1.7%)		(2,499)

Total Net Assets - 100.0%		$147,528

JNL/Mellon Capital Utilities Sector Fund

COMMON STOCKS - 99.6%

UTILITIES - 99.6%
AES Corp.	4	$53
AGL Resources Inc.	1	31
Allete Inc.	—	10
Alliant Energy Corp.	1	32
Ameren Corp.	1	49
American Electric Power Co. Inc.	3	127
American Water Works Co. Inc.	1	42
Aqua America Inc.	1	23
Atmos Energy Corp.	—	23
Avista Corp.	—	9

	Shares/Par (p)	Value
Black Hills Corp.	—	13
Calpine Corp. (c)	2	38
CenterPoint Energy Inc.	2	56
Cleco Corp.	—	15
CMS Energy Corp.	1	40
Consolidated Edison Inc.	2	90
Dominion Resources Inc.	3	209
DTE Energy Co.	1	65
Duke Energy Corp.	4	271
Dynegy Inc. (c)	1	12
Edison International	2	84
El Paso Electric Co.	—	8
Entergy Corp.	1	63
Exelon Corp.	5	131
FirstEnergy Corp.	2	76
Great Plains Energy Inc.	1	20
Hawaiian Electric Industries Inc.	1	14
IDACORP Inc.	—	14
Integrys Energy Group Inc.	—	24
ITC Holdings Corp.	—	28
National Fuel Gas Co.	—	33
New Jersey Resources Corp.	—	11
NextEra Energy Inc.	2	205
NiSource Inc.	2	58
Northeast Utilities	2	74
Northwest Natural Gas Co.	—	7
NorthWestern Corp.	—	9
NRG Energy Inc.	2	51
Oneok Inc.	1	72
Pepco Holdings Inc.	1	26
PG&E Corp.	3	101
Piedmont Natural Gas Co. Inc.	—	14
Pinnacle West Capital Corp.	1	32
PNM Resources Inc.	—	11
Portland General Electric Co.	—	13
PPL Corp.	4	106
Public Service Enterprise Group Inc.	3	90
Questar Corp.	1	22
SCANA Corp.	1	37
Sempra Energy	1	114
South Jersey Industries Inc.	—	10
Southern Co.	5	202
Southwest Gas Corp.	—	14
TECO Energy Inc.	1	19
UGI Corp.	1	26
UIL Holdings Corp.	—	12
UNS Energy Corp.	—	14
Vectren Corp.	—	16
Westar Energy Inc.	1	22
WGL Holdings Inc.	—	12
Wisconsin Energy Corp.	1	51
Xcel Energy Inc.	3	78

Total Common Stocks (cost $3,230)		3,232

SHORT TERM INVESTMENTS - 0.9%

Investment Company - 0.9%
JNL Money Market Fund, 0.01% (a) (h)	29	29

Total Short Term Investments (cost $29)		29

Total Investments - 100.5% (cost $3,259)		3,261
Other Assets and Liabilities, Net - (0.5%)		(15)

Total Net Assets - 100.0%		$3,246

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
JNL/Morgan Stanley Mid Cap Growth Fund

COMMON STOCKS - 96.1%

CONSUMER DISCRETIONARY - 19.7%
Aimia Inc.	116	$2,123
ASOS Plc (c)	11	1,097
Carter’s Inc.	67	4,800
Charter Communications Inc. - Class A (c)	15	2,054
Dollar Tree Inc. (c)	86	4,825
Dunkin’ Brands Group Inc.	105	5,049
Groupon Inc. - Class A (c)	440	5,175
Moncler SpA (c)	94	2,048
Panera Bread Co. - Class A (c)	27	4,717
Sally Beauty Holdings Inc. (c)	29	888
Tesla Motors Inc. (c) (e)	29	4,414
TripAdvisor Inc. (c)	13	1,074
Ulta Salon Cosmetics & Fragrance Inc. (c)	18	1,739
zulily Inc. - Class A (c) (e)	30	1,254

		41,257

CONSUMER STAPLES - 6.9%
Green Mountain Coffee Roasters Inc. (c) (e)	26	1,961
McCormick & Co. Inc.	61	4,177
Mead Johnson Nutrition Co.	73	6,078
Monster Beverage Corp. (c)	35	2,360

		14,576

ENERGY - 1.0%
Range Resources Corp.	25	2,079

FINANCIALS - 7.1%
Arch Capital Group Ltd. (c)	75	4,503
MSCI Inc. - Class A (c)	122	5,319
Progressive Corp.	183	4,993

		14,815

HEALTH CARE - 13.9%
Alnylam Pharmaceuticals Inc. (c)	8	523
athenahealth Inc. (c) (e)	46	6,196
Endo Pharmaceuticals Holdings Inc. (c) (e)	78	5,256
Illumina Inc. (c)	92	10,225
Intuitive Surgical Inc. (c)	15	5,791
Ironwood Pharmaceuticals Inc. - Class A (c) (e)	97	1,124

		29,115

INDUSTRIALS - 13.5%
Colfax Corp. (c)	35	2,243
Edenred	182	6,092
IHS Inc. - Class A (c)	42	5,055
Intertek Group Plc	98	5,115
Qualicorp SA (c)	168	1,602
Stericycle Inc. (c)	17	1,950
TransDigm Group Inc.	6	1,044
Verisk Analytics Inc. - Class A (c)	79	5,198

		28,299

INFORMATION TECHNOLOGY - 33.1%
3D Systems Corp. (c) (e)	24	2,259
Akamai Technologies Inc. (c)	109	5,153
First Solar Inc. (c)	32	1,764
FleetCor Technologies Inc. (c)	42	4,956
Flipkart (c) (f) (q)	11	253
Gartner Inc. - Class A (c)	81	5,777
LinkedIn Corp. - Class A (c)	23	4,963
MercadoLibre Inc. (e)	14	1,461
Motorola Solutions Inc.	99	6,652
NetSuite Inc. (c)	19	1,916
Palantir Technologies Inc. (c) (f) (q)	22	79
Palantir Technologies Inc. (c) (f) (q)	22	79

	Shares/Par (p)	Value
Qihoo 360 Technology Co. Ltd. - ADR (c) (e)	42	3,478
ServiceNow Inc. (c)	39	2,178
Sina Corp. (c)	14	1,170
Solera Holdings Inc.	102	7,192
Splunk Inc. (c)	32	2,200
Stratasys Ltd. (c)	8	1,094
Twitter Inc (c) (e)	70	4,442
Workday Inc. - Class A (c)	25	2,107
Yandex NV - Class A (c)	141	6,090
Youku Inc. - ADR (c)	97	2,927
Zynga Inc. - Class A (c)	286	1,088

		69,278

MATERIALS - 0.9%
Martin Marietta Materials Inc.	20	1,968

Total Common Stocks (cost $181,231)		201,387

PREFERRED STOCKS - 0.0%

INFORMATION TECHNOLOGY - 0.0%
Dropbox Inc., Series A-1 (c) (f) (q)	4	62
Palantir Technologies Inc. (c) (f) (q)	5	18

Total Preferred Stocks (cost $57)		80

PURCHASED OPTIONS - 0.1%
Chinese Yuan versus USD Put Option, Strike Price CNY 6.50, Expiration 12/12/14, RBS (q)	2,171,204	4
Chinese Yuan versus USD Put Option, Strike Price CNY 6.50, Expiration 12/15/14, RBS (q)	27,086,543	45
Chinese Yuan versus USD Put Option, Strike Price CNY 6.50, Expiration 12/17/14, RBS (q)	30,567,679	52

Total Purchased Options (cost $188)		101

SHORT TERM INVESTMENTS - 18.8%

Investment Companies - 7.1%
JNL Money Market Fund, 0.01% (a) (h)	14,930	14,930

Securities Lending Collateral - 11.7%
Securities Lending Cash Collateral Fund LLC, 0.22% (a) (h)	24,455	24,455

Total Short Term Investments (cost $39,385)		39,385

Total Investments - 115.0% (cost $220,861)		240,953
Other Assets and Liabilities, Net - (15.0%)		(31,402)

Total Net Assets - 100.0%		$209,551

JNL/Neuberger Berman Strategic Income Fund (z) *

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 19.9%
American Airlines Pass-Through Trust, 4.95%, 01/15/23 (r)	$2,220	$2,328
Bear Stearns Asset Backed Securities I Trust REMIC
0.60%, 05/25/35 (i)	595	539
0.57%, 02/25/36 (i)	710	628
Bear Stearns Asset Backed Securities Trust REMIC, 0.58%, 07/25/36 (i)	3,540	3,324
Carrington Mortgage Loan Trust REMIC
0.81%, 05/25/35 (i)	2,605	2,193
0.62%, 06/25/35 (i)	230	204
0.31%, 05/25/36 (i)	5,399	4,971
0.30%, 12/25/36 (i)	700	406

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
Cobalt Commercial Mortage-Backed Securities Trust REMIC
5.77%, 05/15/46 (i)	1,890	2,091
5.22%, 08/15/48	500	539
Commercial Mortgage Pass-Through Certificates REMIC
5.76%, 09/15/39 (i)	545	598
5.31%, 12/15/39	1,915	2,074
5.54%, 01/15/49 (i)	290	319
Credit Suisse Mortgage Capital Certificates REMIC
5.68%, 06/15/39 (i)	2,326	2,553
5.47%, 09/15/39	281	306
5.38%, 02/15/40	136	147
5.70%, 09/15/40 (i)	1,650	1,822
Fieldstone Mortgage Investment Trust REMIC, 1.29%, 03/25/35 (i)	3,950	3,099
Greenwich Capital Commercial Funding Corp. REMIC
5.44%, 03/10/39	1,425	1,565
5.74%, 12/10/49	500	558
GS Mortgage Securities Trust REMIC
5.56%, 11/10/39	500	548
5.80%, 08/10/45 (i)	2,975	3,266
Interest Only, 2.17%, 01/10/45 (i) (r)	973	116
Interest Only, 2.60%, 05/10/45 (i)	3,428	442
HSI Asset Securitization Corp. Trust REMIC, 0.46%, 12/25/35 (i)	2,640	2,253
JPMorgan Chase Commercial Mortgage Securities Trust REMIC
5.43%, 12/12/43	500	541
5.44%, 06/12/47	2,130	2,341
5.81%, 06/15/49 (i)	300	334
5.88%, 02/15/51 (i)	500	559
JPMorgan Mortgage Acquisition Trust REMIC, 0.40%, 05/25/36 (i)	1,000	831
JPMorgan Mortgage Trust REMIC, 2.71%, 06/25/35 (i)	129	125
Morgan Stanley Bank of America Merrill Lynch Trust REMIC
Interest Only, 1.47%, 05/15/46 (i)	1,987	158
Interest Only, 1.26%, 11/15/46 (i)	13,985	1,118
Morgan Stanley Home Equity Loan Trust REMIC, 0.44%, 02/25/36 (i)	700	609
Park Place Securities Inc. Asset-Backed Pass-Through Certificates REMIC
1.81%, 12/25/34 (i)	690	607
1.20%, 02/25/35 (i)	1,375	1,256
0.79%, 06/25/35 (i)	2,300	1,810
RAMP Trust REMIC, 0.56%, 03/25/36 (i)	2,450	2,153
Residential Asset Securitization Trust REMIC, 0.84%, 03/25/33 (i)	165	145
Structured Asset Securities Corp. Mortgage Loan Trust REMIC
0.32%, 04/25/36 (i)	7,032	6,498
0.33%, 12/25/36 (i)	940	684
Wachovia Bank Commercial Mortgage Trust REMIC
5.34%, 12/15/43	1,850	2,034
5.73%, 06/15/49 (i)	1,930	2,136
Other Securities		32,119

Total Non-U.S. Government Agency Asset- Backed Securities (cost $92,408)		92,947

	Shares/Par (p)	Value
CORPORATE BONDS AND NOTES - 26.8%

CONSUMER DISCRETIONARY - 1.6%
Glencore Funding LLC, 1.70%, 05/27/16 (r)	3,960	3,963
Other Securities		3,491

		7,454

CONSUMER STAPLES - 0.7%
Other Securities		3,284

ENERGY - 3.9%
Kinder Morgan Energy Partners LP
2.65%, 02/01/19	1,850	1,828
6.50%, 09/01/39	1,005	1,098
Marathon Petroleum Corp., 5.13%, 03/01/21	2,190	2,369
Petrobras Global Finance BV
3.00%, 01/15/19	1,330	1,244
4.38%, 05/20/23 (e)	1,370	1,219
Other Securities		10,652

		18,410

FINANCIALS - 12.7%
Allstate Corp., 5.75%, 08/15/53 (e) (i)	2,250	2,267
Bank of America Corp.
5.20% (callable at 100 beginning 06/01/23) (i) (m)	3,605	3,172
1.50%, 10/09/15	2,540	2,566
Barclays Plc, 8.25%, (callable at 100 beginning 12/15/18) (i) (m)	2,615	2,700
Corporate Office Properties LP, 3.60%, 05/15/23	2,365	2,140
CubeSmart LP, 4.38%, 12/15/23	2,160	2,107
Entertainment Properties Trust, 5.75%, 08/15/22	2,370	2,413
General Electric Capital Corp.
5.25% (callable at 100 beginning 06/15/23) (i) (m)	1,255	1,180
6.25% (callable at 100 beginning 12/15/22) (i) (m)	3,110	3,211
Goldman Sachs Group Inc.
3.30%, 05/03/15	525	541
5.75%, 01/24/22	1,905	2,141
Health Care REIT Inc., 5.25%, 01/15/22	2,925	3,113
ING US Inc., 5.65%, 05/15/53 (i)	3,325	3,234
Jefferies Group LLC, 5.13%, 01/20/23 (e)	2,495	2,520
JPMorgan Chase & Co., 6.00%, (callable at 100 beginning 08/01/23) (i) (m)	4,350	4,160
Morgan Stanley
5.63%, 09/23/19	3,885	4,413
4.88%, 11/01/22	1,090	1,114
Prudential Financial Inc., 5.88%, 09/15/42 (i)	4,250	4,319
Other Securities		11,917

		59,228

HEALTH CARE - 0.5%
Ventas Realty LP, 1.55%, 09/26/16	2,200	2,216

INDUSTRIALS - 1.8%
Crane Co, 2.75%, 12/15/18	2,640	2,626
Xerox Corp., 2.75%, 03/15/19 (e)	2,265	2,243
Other Securities		3,453

		8,322

INFORMATION TECHNOLOGY - 0.4%
Hewlett-Packard Co., 4.65%, 12/09/21	2,045	2,103

MATERIALS - 1.1%
Samarco Mineracao SA, 5.75%, 10/24/23 (r)	2,100	2,079
Other Securities		3,004

		5,083

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
TELECOMMUNICATION SERVICES - 2.7%
Qwest Corp., 6.75%, 12/01/21	3,530	3,860
Telecom Italia Capital SA, 7.18%, 06/18/19 (e)	2,865	3,216
Verizon Communications Inc.
3.65%, 09/14/18	2,500	2,645
6.55%, 09/15/43	2,480	2,892

		12,613

UTILITIES - 1.4%
Comision Federal de Electricidad, 4.88%, 01/15/24 (r)	3,240	3,216
Exelon Generation Co. LLC, 4.00%, 10/01/20 (e)	2,990	2,985
Other Securities		527

		6,728

Total Corporate Bonds and Notes (cost $125,565)		125,441

GOVERNMENT AND AGENCY OBLIGATIONS - 52.9%

GOVERNMENT SECURITIES - 21.8%

Federal Home Loan Bank - 0.0% (w)
Other Securities		167

Sovereign - 6.8%
Australia Government Bond
5.25%, 03/15/19, AUD	2,290	2,217
5.50%, 04/21/23, AUD	1,005	991
New Zealand Government Bond
6.00%, 12/15/17, NZD	3,055	2,698
5.50%, 04/15/23, NZD	715	622
Other Securities		25,389

		31,917

Treasury Inflation Index Securities - 9.0%
New Zealand Government Inflation Indexed Bond, 2.00%, 09/20/25 (s), NZD	3,105	2,390
U.S. Treasury Inflation Indexed Note
0.50%, 04/15/15 (n)	10,868	11,108
0.13%, 04/15/17 (n)	11,018	11,324
2.38%, 01/15/25 (n)	2,131	2,447
2.00%, 01/15/26 (n)	10,626	11,754
3.88%, 04/15/29 (n)	2,174	2,973

		41,996

U.S. Treasury Securities - 6.0%
U.S. Treasury Bond
6.25%, 08/15/23	7,130	9,144
5.50%, 08/15/28	2,450	3,013
4.50%, 02/15/36	3,565	3,954
U.S. Treasury Note
0.88%, 02/28/17	655	655
0.63%, 11/30/17	9,300	9,064
3.63%, 08/15/19	1,825	1,987

		27,817

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 31.1%

Federal Home Loan Mortgage Corp. - 8.8%
Federal Home Loan Mortgage Corp.
3.50%, 04/01/42, TBA (g)	360	358
3.50%, 12/01/42	198	197
3.50%, 08/01/43	990	984
3.50%, 01/15/44, TBA (g)	10,870	10,785
4.00%, 01/15/44, TBA (g)	21,825	22,413
4.50%, 01/15/44, TBA (g)	5,965	6,312

		41,049

Federal National Mortgage Association - 22.3%
Federal National Mortgage Association
3.50%, 01/15/44, TBA (g)	20,630	20,493
4.00%, 01/15/44, TBA (g)	48,300	49,719

	Shares/Par (p)	Value
4.50%, 01/15/44, TBA (g)	30,925	32,767
5.00%, 01/15/44, TBA (g)	1,115	1,211

		104,190

Total Government and Agency Obligations (cost $250,034)		247,136

INVESTMENT COMPANIES - 4.7%
iShares iBoxx High Yield Corporate Bond Fund (e)	111	10,286
SPDR Barclays High Yield Bond ETF (e)	291	11,805

Total Investment Companies (cost $21,987)		22,091

VARIABLE RATE SENIOR LOAN INTERESTS - 18.6% (i)

CONSUMER DISCRETIONARY - 4.2%
Cumulus Media Inc. Term Loan, 4.25%, 12/31/20	$2,129	2,140
Other Securities		17,556

		19,696

CONSUMER STAPLES - 2.5%
Other Securities		11,474

ENERGY - 0.3%
Other Securities		1,405

FINANCIALS - 0.9%
Realogy Corp. Term Loan B, 4.50%, 03/01/20	2,093	2,115
Other Securities		2,077

		4,192

HEALTH CARE - 2.1%
Other Securities		10,000

INDUSTRIALS - 2.5%
American Airlines Inc. Term Loan B, 4.75%, 01/26/16	1,990	2,000
Other Securities		9,939

		11,939

INFORMATION TECHNOLOGY - 3.0%
Other Securities		14,040

MATERIALS - 0.9%
Other Securities		4,010

TELECOMMUNICATION SERVICES - 1.8%
Other Securities		8,243

UTILITIES - 0.4%
Other Securities		1,990

Total Variable Rate Senior Loan Interests (cost $87,001)		86,989

SHORT TERM INVESTMENTS - 14.4%

Investment Companies - 8.3%
JNL Money Market Fund, 0.01% (a) (h)	38,906	38,906

Securities Lending Collateral - 6.1%
Securities Lending Cash Collateral Fund LLC, 0.22% (a) (h)	28,347	28,347

Total Short Term Investments (cost $67,253)		67,253

Total Investments - 137.3% (cost $644,248)		641,857
Other Assets and Liabilities, Net - (37.3%)		(174,402)

Total Net Assets - 100.0%		$467,455

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
JNL/Oppenheimer Global Growth Fund (z) *

COMMON STOCKS - 96.4%

BRAZIL - 3.0%
Other Securities		$29,229

DENMARK - 0.4%
Other Securities		4,415

FINLAND - 0.2%
Other Securities		1,948

FRANCE - 5.8%
LVMH Moet Hennessy Louis Vuitton SA	99	18,174
PPR SA	78	16,505
Technip SA	156	15,028
Other Securities		7,618

		57,325

GERMANY - 9.6%
Allianz SE	96	17,317
Bayer AG	110	15,382
Deutsche Bank AG	314	15,090
Linde AG	47	9,748
SAP AG	254	21,998
Siemens AG	109	14,880

		94,415

INDIA - 3.1%
ICICI Bank Ltd. - ADR	319	11,863
Other Securities		18,403

		30,266

ITALY - 2.0%
Other Securities		19,867

JAPAN - 9.3%
Dai-Ichi Life Insurance Co. Ltd.	690	11,553
KDDI Corp.	254	15,678
Keyence Corp.	35	14,941
Murata Manufacturing Co. Ltd.	177	15,714
Nidec Corp. (e)	98	9,605
Sumitomo Mitsui Financial Group Inc.	199	10,338
Other Securities		13,836

		91,665

MEXICO - 1.9%
Fomento Economico Mexicano SAB de CV - ADR	104	10,163
Other Securities		8,325

		18,488

NETHERLANDS - 2.5%
European Aeronautic Defence & Space Co. NV	327	25,101

RUSSIAN FEDERATION - 0.8%
Other Securities		7,615

SPAIN - 4.0%
Banco Bilbao Vizcaya Argentaria SA	1,073	13,278
Inditex SA	111	18,273
Other Securities		7,946

		39,497

SWEDEN - 4.5%
Assa Abloy AB - Class B	326	17,255
Telefonaktiebolaget LM Ericsson - Class B	2,259	27,575

		44,830

	Shares/Par (p)	Value
SWITZERLAND - 5.2%
Credit Suisse Group AG	313	9,653
Nestle SA	145	10,654
Roche Holding AG	41	11,465
UBS AG	1,047	20,055

		51,827

TAIWAN - 0.9%
Other Securities		8,706

UNITED KINGDOM - 2.3%
Unilever Plc	366	15,067
Other Securities		8,124

		23,191

UNITED STATES OF AMERICA - 40.9%
3M Co.	99	13,914
Adobe Systems Inc. (c)	285	17,087
Aetna Inc.	230	15,779
Altera Corp.	475	15,448
Citigroup Inc.	220	11,470
Colgate-Palmolive Co.	275	17,960
eBay Inc. (c)	357	19,600
Emerson Electric Co.	139	9,771
Facebook Inc. - Class A (c)	214	11,707
Gilead Sciences Inc. (c)	166	12,510
Goldman Sachs Group Inc.	61	10,797
Google Inc. - Class A (c)	24	27,379
Intuit Inc.	207	15,821
Maxim Integrated Products Inc.	458	12,782
McDonald’s Corp.	133	12,938
McGraw-Hill Financial. Inc.	263	20,533
Microsoft Corp.	356	13,340
Tiffany & Co.	151	14,029
United Parcel Service Inc. - Class B	109	11,458
Walt Disney Co.	282	21,530
WellPoint Inc.	232	21,435
Zimmer Holdings Inc.	108	10,046
Other Securities		66,982

		404,316

Total Common Stocks (cost $718,043)		952,701

PREFERRED STOCKS - 2.0%

GERMANY - 2.0%
Bayerische Motoren Werke AG	226	19,306

Total Preferred Stocks (cost $13,235)		19,306

RIGHTS - 0.0%

SPAIN - 0.0%
Other Securities		215

Total Rights (cost $211)		215

SHORT TERM INVESTMENTS - 3.6%

Investment Companies - 1.6%
JNL Money Market Fund, 0.01% (a) (h)	16,102	16,102

Securities Lending Collateral - 2.0%
Securities Lending Cash Collateral Fund LLC, 0.22% (a) (h)	19,858	19,858

Total Short Term Investments (cost $35,960)		35,960

Total Investments - 102.0% (cost $767,449)		1,008,182
Other Assets and Liabilities, Net - (2.0%)		(19,780)

Total Net Assets - 100.0%		$988,402

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
JNL/PIMCO Real Return Fund

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 11.0%
American General Mortgage Loan Trust REMIC, 5.15%, 03/25/58 (i) (r)	$684	$690
Aquilae CLO Plc, 0.57%, 01/17/23, EUR	1,760	2,385
Ares VIR CLO Ltd., 0.47%, 03/12/18 (i) (r)	509	506
Arran Residential Mortgages Funding Plc, 1.67%, 11/19/47 (i) (r), EUR	15,577	21,705
Banc of America Commercial Mortgage Trust REMIC
5.89%, 07/10/44 (i)	1,989	2,164
0.34%, 06/10/49 (i) (r)	28	28
5.65%, 06/10/49 (i)	2,900	3,204
5.65%, 06/10/49 (i)	28	28
5.75%, 02/10/51 (i)	2,900	3,202
Banc of America Mortgage Trust REMIC, 2.79%, 06/25/35 (i)	221	206
Banc of America Re-REMIC Trust REMIC
5.61%, 06/24/50 (i) (r)	1,099	1,205
5.63%, 02/17/51 (i) (r)	600	642
BCAP LLC REMIC
5.22%, 03/26/37 (i) (r)	1,468	1,344
5.25%, 08/26/37 (r)	4,150	4,202
Bear Stearns Adjustable Rate Mortgage Trust REMIC
2.51%, 05/25/33 (i)	50	49
2.83%, 02/25/34 (i)	419	411
3.08%, 11/25/34 (i)	387	393
2.59%, 01/25/35 (i)	246	237
2.77%, 03/25/35 (i)	477	464
2.79%, 03/25/35 (i)	47	47
2.21%, 08/25/35 (i)	58	59
Bear Stearns Alt-A Trust REMIC
2.33%, 01/25/36 (i)	669	473
2.56%, 08/25/36 (i)	288	196
Bear Stearns Asset Backed Securities Trust REMIC, 1.16%, 10/25/37 (i)	799	749
Bear Stearns Structured Products Inc. Trust REMIC, 2.59%, 12/26/46 (i)	809	473
Chase Mortgage Finance Corp. REMIC, 2.72%, 02/25/37 (i)	106	105
Citibank Omni Master Trust, 2.92%, 08/15/18 (i) (r)	16,400	16,648
Citigroup Mortgage Loan Trust Inc. REMIC
2.61%, 08/25/35 (i)	515	288
2.20%, 09/25/35 (i)	71	70
2.29%, 09/25/35 (i)	96	94
0.24%, 01/25/37 (i)	120	60
2.85%, 09/25/37 (i)	1,757	1,438
0.22%, 07/25/45 (i)	336	256
College Loan Corp. Trust, 0.49%, 01/25/24 (i)	800	739
Commercial Mortgage Pass-Through Certificates REMIC, 3.16%, 07/10/46 (r)	5,536	5,701
Conseco Finance Securitizations Corp., 6.68%, 12/01/33	19	19
Countrywide Asset-Backed Certificates REMIC
0.41%, 04/25/36 (i)	107	104
0.34%, 07/25/36 (i)	2,250	2,184
0.34%, 09/25/36 (i)	332	319
Countrywide Home Loan Mortgage Pass-Through Trust REMIC
2.83%, 08/25/34 (i)	373	327
4.82%, 11/20/34 (i)	315	291
2.52%, 04/20/35 (i)	343	348

	Shares/Par (p)	Value
Credit Suisse Mortgage Capital Certificates REMIC
5.68%, 06/15/39 (e) (i)	3,356	3,683
5.47%, 09/18/39 (r)	1,276	1,389
5.38%, 02/15/40 (r)	964	1,033
Credit Suisse Mortgage Capital Mortgage-Backed Trust REMIC, 5.86%, 02/25/37 (i)	954	533
Credit-Based Asset Servicing and Securitization LLC REMIC, 0.28%, 07/25/37 (i) (r)	189	117
CS First Boston Mortgage Securities Corp. REMIC, 2.46%, 04/25/34 (i)	367	367
DBUBS Mortgage Trust REMIC, 3.39%, 07/10/44 (r)	16,500	17,207
First NLC Trust REMIC, 0.23%, 08/25/37 (i) (r)	387	196
Granite Mortgages Plc, 0.90%, 09/20/44 (i), GBP	499	822
Greenwich Capital Commercial Funding Corp. REMIC, 5.44%, 03/10/39	4,000	4,393
GS Mortgage Securities Trust REMIC, 4.59%, 08/10/43 (r)	4,300	4,647
GSR Mortgage Loan Trust REMIC, 2.77%, 01/25/35 (i)	381	379
Harborview Mortgage Loan Trust REMIC, 2.48%, 04/19/34 (i)	467	464
Hillmark Funding, 0.49%, 05/21/21 (i) (r)	9,000	8,749
Holmes Master Issuer Plc, 1.58%, 10/15/54 (i) (r), EUR	5,458	7,543
HSBC Home Equity Loan Trust REMIC, 0.32%, 03/20/36 (i)	1,044	1,020
Indymac Index Mortgage Loan Trust REMIC
2.57%, 03/25/35 (i)	772	764
2.70%, 11/25/35 (i)	864	754
JPMorgan Chase Commercial Mortgage Securities Trust REMIC
4.65%, 01/12/37	330	331
5.79%, 02/12/51 (i)	4,000	4,483
JPMorgan Mortgage Trust REMIC
2.77%, 07/25/35 (i)	308	307
2.70%, 08/25/35 (i)	560	533
2.76%, 08/25/35 (i)	385	384
5.15%, 09/25/35 (i)	119	119
2.43%, 07/27/37 (i) (r)	935	861
LB-UBS Commercial Mortgage Trust REMIC, 5.42%, 02/15/40	6,200	6,832
Lehman Brothers Mortgage Loan Trust REMIC, 0.25%, 06/25/37 (i) (r)	374	212
Magi Funding Plc, 0.59%, 04/11/21 (r), EUR	640	868
MASTR Adjustable Rate Mortgages Trust REMIC, 2.18%, 12/25/33 (i)	787	773
Merrill Lynch Mortgage Investors Trust REMIC
2.23%, 02/25/33 (i)	208	198
2.45%, 02/25/34 (i)	358	357
2.38%, 10/25/35 (i)	528	528
Morgan Stanley Capital I Trust REMIC
0.22%, 05/25/37 (i)	131	76
5.91%, 06/11/49 (i)	3,200	3,569
Nautique Funding Ltd., 0.49%, 04/15/20 (i) (r)	395	388
NCUA Guaranteed Notes Trust REMIC
0.62%, 10/07/20 (i)	2,487	2,500
0.73%, 12/08/20 (i)	3,702	3,733
Nelnet Student Loan Trust, 0.94%, 07/25/18 (i)	192	192
NYLIM Flatiron CLO Ltd., 0.46%, 08/08/20 (i) (r)	440	434
Penta CLO SA, 0.55%, 06/04/24 (i), EUR	2,614	3,456
Permanent Master Issuer Plc, 1.53%, 07/15/42 (i) (r), EUR	900	1,238

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
Provident Funding Mortgage Loan Trust REMIC, 2.50%, 08/25/33 (i)	239	239
RBSCF Trust REMIC
5.70%, 09/16/40 (i) (r)	4,000	4,365
6.21%, 12/16/49 (i) (r)	1,700	1,855
Residential Asset Securitization Trust REMIC, 5.50%, 06/25/33	88	91
SLM Student Loan Trust
0.69%, 01/25/17 (i)	1,021	1,022
1.82%, 12/15/17 (i) (r)	54	54
1.74%, 04/25/23 (i)	5,415	5,579
2.35%, 04/15/39 (i) (q)	514	515
REMIC, 0.28%, 04/25/19 (i)	6,300	6,219
Structured Adjustable Rate Mortgage Loan Trust REMIC
2.91%, 02/25/34 (i)	718	719
5.50%, 12/25/34 (i)	351	339
Structured Asset Mortgage Investments Inc. REMIC, 0.83%, 10/19/34 (i)	37	36
Structured Asset Securities Corp. REMIC, 0.30%, 05/25/47 (i)	1,900	1,792
Swan Trust, 3.90%, 04/25/41 (i), AUD	336	301
Symphony CLO III Ltd., 0.48%, 05/15/19 (i) (r)	2,148	2,124
TBW Mortgage Backed Pass-Through Certificates REMIC, 5.97%, 09/25/36 (i)	473	99
Vornado DP LLC Trust, 4.00%, 09/13/28 (r)	4,600	4,796
Wachovia Bank Commercial Mortgage Trust REMIC
0.25%, 06/15/20 (i) (r)	255	253
5.09%, 08/15/41 (i)	726	737
Washington Mutual Alternative Mortgage Pass-Through Certificates REMIC, 2.48%, 12/25/35 (i)	290	266
Washington Mutual Mortgage Pass-Through Certificates REMIC
2.21%, 03/25/33 (i)	119	118
2.45%, 06/25/33 (i)	379	374
2.44%, 09/25/33 (i)	395	396
5.16%, 08/25/35 (i)	194	187
1.14%, 08/25/46 (i)	4,882	4,181
0.91%, 05/25/47 (i)	592	510
Wells Fargo Mortgage Backed Securities Trust REMIC
2.62%, 12/25/34 (i)	390	394
2.63%, 04/25/36 (i)	1,333	1,285
Wood Street CLO BV, 0.59%, 03/29/21 (i) (r), EUR	336	452

Total Non-U.S. Government Agency Asset-Backed Securities (cost $195,879)		199,783

CORPORATE BONDS AND NOTES - 6.6%

CONSUMER DISCRETIONARY - 0.1%
Pearson Dollar Finance Plc, 5.70%, 06/01/14 (e) (r)	1,000	1,019

ENERGY - 0.3%
Kinder Morgan Finance Co. ULC, 5.70%, 01/05/16	5,000	5,370

FINANCIALS - 6.1%
Achmea Hypotheekbank NV, 3.20%, 11/03/14 (r)	324	332
Ally Financial Inc.
3.44%, 02/11/14 (i)	11,800	11,786
3.65%, 06/20/14 (i)	700	709
ANZ National International Ltd., 0.68%, 08/19/14 (i) (r)	2,000	2,004

	Shares/Par (p)	Value
Banco Santander Brazil SA, 2.34%, 03/18/14 (i) (q)	4,900	4,900
Commonwealth Bank of Australia
0.75%, 06/25/14 (i) (r)	3,800	3,808
0.52%, 09/17/14 (i) (r)	3,800	3,808
Eksportfinans ASA, 2.38%, 05/25/16	3,200	3,148
Ford Motor Credit Co. LLC, 8.00%, 06/01/14	900	928
Intesa Sanpaolo SpA, 3.13%, 01/15/16	2,600	2,649
Landwirtschaftliche Rentenbank, 4.88%, 01/10/14	55,682	55,749
LeasePlan Corp. NV, 3.25%, 05/22/14, EUR	173	241
Marsh & McLennan Cos. Inc., 5.75%, 09/15/15	89	96
Merrill Lynch & Co. Inc., 0.67%, 07/22/14 (i), EUR	200	275
Morgan Stanley, 0.54%, 01/09/14 (i)	5,300	5,300
Swedbank AB, 3.38%, 05/27/14, EUR	5,700	7,937
Turkiye Garanti Bankasi A/S, 2.74%, 04/20/16 (i) (r)	1,100	1,064
Wells Fargo & Co., 7.98%, (callable at 100 beginning 03/15/18) (i) (m)	1,300	1,450
Westpac Banking Corp., 3.59%, 08/14/14 (r)	4,400	4,487

		110,671

INDUSTRIALS - 0.1%
GATX Financial Corp., 5.80%, 03/01/16	1,000	1,083
International Lease Finance Corp.
6.50%, 09/01/14 (r)	1,000	1,034
6.75%, 09/01/16 (r)	900	1,004

		3,121

Total Corporate Bonds and Notes (cost $118,269)		120,181

GOVERNMENT AND AGENCY OBLIGATIONS - 126.5%

GOVERNMENT SECURITIES - 125.6%

Federal Home Loan Mortgage Corp. - 0.9% (w)
Federal Home Loan Mortgage Corp.
5.00%, 01/30/14 (o)	1,149	1,154
2.50%, 10/02/19	16,200	16,312

		17,466

Federal National Mortgage Association - 0.4% (w)
Federal National Mortgage Association, 1.25%, 03/14/14	7,100	7,116

Municipals - 0.1%
North Carolina State Education Assistance Authority, 0.69%, 10/26/20 (i)	1,767	1,767
Tobacco Settlement Authority of West Virgina, 7.47%, 06/01/47	325	252

		2,019

Sovereign - 13.1%
Instituto de Credito Oficial, 2.04%, 03/25/14 (i), EUR	12,800	17,586
Mexico Bonos, 6.50%, 06/09/22, MXN	48,600	3,763
Mexico Bonos de Proteccion al Ahorro
3.99%, 01/04/18, MXN	194,700	14,856
4.01%, 01/30/20, MXN	219,800	16,749
Province of Ontario, Canda, 0.10%, 01/23/14	180,000	179,989
Slovenia Government International Bond, 4.70%, 11/01/16 (q), EUR	3,600	5,092

		238,035

Treasury Inflation Index Securities - 111.1%
Italy Buoni Poliennali Del Tesoro Inflation Indexed Note
2.10%, 09/15/16 - 09/15/21 (n), EUR	16,692	23,595
1.70%, 09/15/18 (n), EUR	4,336	5,984
3.10%, 09/15/26 (n), EUR	423	593

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
New South Wales Treasury Corp. Inflation Indexed Bond
2.75%, 11/20/25 (s), AUD	13,200	14,746
2.50%, 11/20/35 (s), AUD	1,900	1,982
New Zealand Government Inflation Indexed Bond, 2.00%, 09/20/25 (s), NZD	7,500	5,773
U.S. Treasury Inflation Indexed Note
1.25%, 04/15/14 - 07/15/20 (g) (n)	110,279	117,363
1.25%, 04/15/14 (n) (o)	1,112	1,119
1.63%, 01/15/15 - 01/15/15 (g) (n)	84,205	86,744
0.50%, 04/15/15 (g) (n)	28,542	29,170
1.88%, 07/15/15 - 07/15/19 (g) (n)	29,501	32,152
2.00%, 01/15/16 - 01/15/26 (g) (n)	133,344	144,529
2.00%, 01/15/16 (n) (o)	88	94
0.13%, 04/15/16 - 01/15/23 (g) (n)	684,430	673,507
0.13%, 04/15/16 - 04/15/17 (n) (o)	1,496	1,537
2.63%, 07/15/17 (g) (n)	7,926	8,915
2.63%, 07/15/17 (n) (o)	180	203
0.13%, 04/15/18 (n)	38,998	39,766
1.38%, 01/15/20 - 01/15/20 (g) (n)	105,358	113,079
1.13%, 01/15/21 (g) (n)	37,830	39,721
0.63%, 07/15/21 (g) (n)	165,667	168,022
0.38%, 07/15/23 (g) (n)	34,908	33,623
2.38%, 01/15/25 - 01/15/27 (g) (n)	200,098	229,895
1.75%, 01/15/28 (g) (n)	32,118	34,313
3.63%, 04/15/28 (n)	28,417	37,524
2.50%, 01/15/29 (g) (n)	59,264	69,488
3.88%, 04/15/29 (g) (n)	55,245	75,578
2.13%, 02/15/40 (g) (n)	31,163	34,920

		2,023,935

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.9%

Federal Home Loan Mortgage Corp. - 0.8%
Federal Home Loan Mortgage Corp.
2.09%, 07/01/36 (i)	370	391
2.14%, 09/01/36 (i)	377	398
2.25%, 10/01/36 (i)	219	234
Interest Only, 0.62%, 09/15/42	10,068	9,928
REMIC, 0.62%, 08/15/33 (i)	2,612	2,626
REMIC, 1.34%, 10/25/44 - 02/25/45 (i)	931	942

		14,519

Federal National Mortgage Association - 0.0%
Federal National Mortgage Association
2.03%, 11/01/35 (i)	69	72
2.55%, 03/01/36 (i)	118	125
5.69%, 06/01/36 (i)	33	33
REMIC, 0.22%, 07/25/37 (i)	296	278

		508

Small Business Administration Participation Certificates - 0.1%
Small Business Administration Participation Certificates, 5.29%, 12/01/27	882	959

Total Government and Agency Obligations (cost $2,321,396)		2,304,557

PREFERRED STOCKS - 0.0%

FINANCIALS - 0.0%
Wells Fargo & Co., 7.50%, Series L (m) (v)	1	552

Total Preferred Stocks (cost $500)		552

PURCHASED OPTIONS - 0.0%
10-Year U.S. Treasury Note Future Put Option, Strike Price 118, Expiration 01/24/14	97	2

	Shares/Par (p)	Value
Put Swaption, 3 month LIBOR versus 3.88% fixed, Expiration 04/14/14, DUB	165	635

Total Purchased Options (cost $840)		637

OTHER EQUITY INTERESTS - 0.0%
Lehman Brothers Holdings Inc. Escrow, 7.00%, 09/27/27 (c) (u)	100	21

Total Other Equity Interests (cost $9)		21

SHORT TERM INVESTMENTS - 60.2%

Federal Agricultural Mortgage Corp. - 1.1% (w)
Federal Agricultural Mortgage Corp., 0.04%, 01/02/14	$19,810	19,810

Federal Home Loan Bank - 29.8% (w)
Federal Home Loan Bank
0.03%, 01/06/14 - 01/24/14	539,580	539,577
0.05%, 02/05/14	2,400	2,400

		541,977

Federal Home Loan Mortgage Corp. - 11.1% (w)
Federal Home Loan Mortgage Corp.
0.04%, 01/06/14	1,800	1,800
0.05%, 01/13/14 - 01/24/14	24,192	24,192
0.03%, 01/23/14	49,400	49,399
0.07%, 02/10/14	25,000	24,998
0.09%, 04/28/14	66,300	66,287
0.12%, 05/14/14	36,300	36,291

		202,967

Federal National Mortgage Association - 9.9% (w)
Federal National Mortgage Association
0.04%, 01/02/14 - 02/03/14	178,400	178,394
0.05%, 01/22/14	2,127	2,127

		180,521

Securities Lending Collateral - 0.3%
Securities Lending Cash Collateral Fund LLC, 0.22% (a) (h)	4,695	4,695

Treasury Securities - 8.0%
Japan Treasury Bill, 0.00%, 02/03/14, JPY	7,310,000	69,411
Mexico Cetes
0.26%, 01/16/14, MXN	6,411	4,904
0.26%, 01/23/14, MXN	22,835	17,456
0.26%, 02/13/14, MXN	2,202	1,679
0.26%, 03/06/14, MXN	5,016	3,820
0.26%, 03/13/14, MXN	20,591	15,663
0.27%, 06/12/14, MXN	37,132	27,990
U.S. Treasury Bill
0.03%, 01/09/14 (o)	$300	300
0.09%, 02/06/14 (o)	216	216
0.10%, 09/18/14 (o)	307	307
0.12%, 11/13/14 (o)	3,295	3,292

		145,038

Total Short Term Investments (cost $1,101,237)		1,095,008

Total Investments - 204.3% (cost $3,738,130)		3,720,739
Other Assets and Liabilities, Net - (104.3%)		(1,899,291)

Total Net Assets - 100.0%		$1,821,448

JNL/PIMCO Total Return Bond Fund

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 5.3%
ACA CLO Ltd., 0.49%, 07/25/18 (i) (r)	$943	$939
Access Group Inc., 1.54%, 10/27/25 (i)	4,553	4,598

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
American Home Mortgage Investment Trust REMIC, 2.35%, 02/25/45 (i)	253	250
Ameriquest Mortgage Securities Inc. REMIC, 0.63%, 10/25/35 (i)	16,700	15,301
Amortizing Residential Collateral Trust REMIC, 0.74%, 07/25/32 (i)	15	14
Argent Securities Inc. REMIC, 0.52%, 10/25/35 (i)	3,400	3,047
Arran Residential Mortgages Funding Plc, 1.62%, 05/16/47 (i) (r), EUR	3,612	5,038
Asset Backed Securities Corp. Home Equity REMIC, 0.44%, 09/25/34 (i)	194	193
Banc of America Commercial Mortgage Trust REMIC
5.73%, 05/10/45 (i)	2,000	2,181
5.65%, 06/10/49 (i)	2,830	3,127
Banc of America Funding Trust REMIC
4.99%, 02/20/35 (i)	2,724	2,706
2.63%, 05/25/35 (i)	265	268
Banc of America Mortgage Trust REMIC, 6.50%, 10/25/31	23	24
BCAP LLC REMIC
5.25%, 02/26/36 (i) (r)	2,260	2,041
5.22%, 03/26/37 (i) (r)	459	420
5.25%, 05/26/37 (r)	9,125	7,504
5.25%, 08/26/37 (r)	5,221	5,287
Bear Stearns Adjustable Rate Mortgage Trust REMIC
2.74%, 11/25/30 (i)	2	2
2.36%, 02/25/33 (i)	3	3
2.84%, 02/25/33 (i)	9	8
2.57%, 04/25/33 (i)	46	47
2.79%, 01/25/34 (i)	220	218
2.83%, 04/25/34 (i)	529	521
2.75%, 11/25/34 (i)	1,009	988
3.08%, 11/25/34 (i)	249	252
2.79%, 03/25/35 (i)	1,628	1,623
Bear Stearns Alt-A Trust REMIC
2.65%, 05/25/35 (i)	553	522
2.71%, 09/25/35 (i)	344	299
Bear Stearns Asset Backed Securities I Trust REMIC
0.57%, 12/25/35 (i)	5,700	5,348
0.41%, 04/25/37 (i)	5,300	2,976
Bear Stearns Asset Backed Securities Trust REMIC, 0.42%, 10/25/36 (i)	9,600	8,294
Bear Stearns Commercial Mortgage Securities Trust REMIC, 5.33%, 02/11/44	300	326
Bear Stearns Structured Products Inc. Trust REMIC
2.50%, 01/26/36 (i)	1,021	775
2.59%, 12/26/46 (i)	556	325
BNC Mortgage Loan Trust REMIC, 0.26%, 05/25/37 (i)	3,554	3,351
Chase Mortgage Finance Trust REMIC, 5.01%, 12/25/35 (i)	3,486	3,445
Citicorp Mortgage Securities Trust REMIC, 6.00%, 02/25/37	2,894	2,975
Citigroup Mortgage Loan Trust Inc. REMIC
2.51%, 10/25/35 (i)	117	115
0.22%, 07/25/45 (i)	841	639
Commercial Mortgage Pass-Through Certificates REMIC, 2.52%, 04/26/38 (i) (r)	3,700	3,569
Countrywide Alternative Loan Trust REMIC
1.53%, 08/25/35 (i)	1,193	1,059
0.34%, 05/25/47 (i)	669	538
Countrywide Asset-Backed Certificates REMIC
0.91%, 06/25/34 (i)	400	374
0.26%, 08/25/37 (i)	2,615	2,579

	Shares/Par (p)	Value
Countrywide Home Loan Mortgage Pass-Through Trust REMIC
5.50%, 10/25/34	4,983	5,077
2.53%, 11/20/34 (i)	1,585	1,480
2.50%, 11/25/34 (i)	664	611
2.53%, 02/20/35 (i)	1,096	1,045
5.75%, 12/25/35	6,026	5,448
2.42%, 02/20/36 (i)	159	140
Credit Suisse Commercial Mortgage Trust REMIC, 5.30%, 12/15/39	3,062	3,292
Credit Suisse Mortgage Capital Certificates REMIC
5.38%, 02/15/40	682	736
5.70%, 09/15/40 (i)	7,800	8,613
CS First Boston Mortgage Securities Corp. REMIC, 0.80%, 03/25/32 (i) (r)	15	14
CVS Pass-Through Trust, 6.94%, 01/10/30	344	393
Equity One ABS Inc., 0.72%, 11/25/32 (i)	95	88
European Loan Conduit, 0.37%, 05/15/19 (i), EUR	165	221
First American Alternative Mortgage Securities REMIC, 2.24%, 09/25/35 (i)	424	369
First Franklin Mortgage Loan Trust REMIC
0.97%, 04/25/35 (i) (r)	2,100	1,933
0.52%, 10/25/35 (i)	7,100	6,348
First Horizon Asset Securities Inc. REMIC, 5.07%, 02/25/36 (i)	2,063	1,983
First Horizon Mortgage Pass-Through Trust REMIC, 2.58%, 10/25/35 (i)	2,700	2,341
GE-WMC Mortgage Securities LLC REMIC, 0.41%, 12/25/35 (i)	6,910	5,797
Granite Master Issuer Plc
0.34%, 12/17/54 (i)	1,494	1,478
0.37%, 12/20/54 (i)	8,477	8,385
0.47%, 12/20/54 (i), EUR	3,118	4,253
REMIC, 0.31%, 12/20/54 (i) (r)	683	673
GreenPoint Mortgage Funding Trust REMIC, 0.24%, 01/25/47 (i)	—	—
Greenwich Capital Commercial Funding Corp. REMIC
5.44%, 03/10/39	1,000	1,098
4.80%, 08/10/42 (i)	100	103
GSR Mortgage Loan Trust REMIC
2.65%, 09/25/35 (i)	1,360	1,351
5.03%, 11/25/35 (i)	501	492
Harborview Mortgage Loan Trust REMIC
0.39%, 05/19/35 (i)	139	121
0.51%, 06/20/35 (i)	1,845	1,729
2.75%, 07/19/35 (i)	642	551
Home Equity Asset Trust REMIC, 1.21%, 07/25/35 (i)	3,700	3,366
HSBC Home Equity Loan Trust REMIC, 0.46%, 01/20/34 (i)	770	764
HSI Asset Securitization Corp. Trust REMIC, 0.52%, 12/25/35 (i)	3,000	2,223
IndyMac Adjustable-Rate Mortgage Trust REMIC, 1.78%, 01/25/32 (i)	—	1
IndyMac Index Mortgage Loan Trust REMIC, 2.33%, 01/25/36 (i)	744	581
JPMorgan Chase Commercial Mortgage Securities Trust REMIC
5.34%, 05/15/47	1,900	2,080
5.44%, 06/12/47	2,000	2,198
5.42%, 01/15/49	6,400	7,020
JPMorgan Mortgage Acquisition Corp. REMIC, 0.40%, 05/25/36 (i)	8,500	6,887

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
JPMorgan Mortgage Trust REMIC
3.55%, 02/25/35 (i)	99	99
5.75%, 01/25/36	196	179
5.50%, 04/25/36	1,353	1,345
Lehman XS Trust REMIC, 0.56%, 10/25/35 (i)	4,361	4,181
Long Beach Mortgage Loan Trust REMIC, 0.72%, 10/25/34 (i)	34	32
MASTR Asset Backed Securities Trust REMIC, 0.21%, 01/25/37 (i)	483	160
Mellon Residential Funding Corp. REMIC
2.61%, 10/20/29 (i)	79	79
0.65%, 06/15/30 (i)	230	222
Merrill Lynch Mortgage Investors Trust REMIC
2.19%, 05/25/33 (i)	492	467
0.54%, 08/25/35 (i)	7,800	6,751
1.60%, 10/25/35 (i)	11,482	11,102
0.37%, 02/25/36 (i)	342	311
Merrill Lynch/Countrywide Commercial Mortgage Trust REMIC
5.89%, 08/12/49 (i)	6,700	7,471
5.49%, 03/12/51 (i)	1,500	1,650
Mid-State Trust IV REMIC, 8.33%, 04/01/30	5	5
MLCC Mortgage Investors Inc. REMIC
1.16%, 10/25/35 (i)	162	159
0.41%, 11/25/35 (i)	293	277
Morgan Stanley Dean Witter Capital I REMIC, 1.06%, 07/25/32 (i)	2,368	2,159
Morgan Stanley Re-REMIC Trust REMIC, 5.80%, 08/12/45 (i) (r)	800	874
MortgageIT Trust REMIC, 0.42%, 12/25/35 (i)	7,672	7,028
New Century Home Equity Loan Trust REMIC, 0.67%, 09/25/35 (i)	1,900	1,615
Nomura Asset Acceptance Corp. REMIC, 2.90%, 08/25/35 (i)	3,206	3,052
Park Place Securities Inc. Asset-Backed Pass-Through Certificates REMIC
0.64%, 08/25/35 (i)	1,500	1,281
0.63%, 09/25/35 (i)	1,700	1,395
Prime Mortgage Trust REMIC
0.56%, 02/25/19 (i)	1	1
0.56%, 02/25/34 (i)	36	34
RASC Trust REMIC, 0.84%, 02/25/35 (i)	7,881	7,197
RBSSP Resecuritization Trust REMIC, 0.41%, 02/26/37 (i) (r)	3,208	2,898
Securitized Asset Backed Receivables LLC Trust REMIC
1.14%, 03/25/35 (i)	999	933
0.22%, 12/25/36 (i)	309	105
Sequoia Mortgage Trust REMIC, 0.87%, 10/19/26 (i)	39	39
SLM Student Loan Trust
2.82%, 12/16/19 (i) (r)	1,000	1,016
1.74%, 04/25/23 (i)	6,440	6,636
Soundview Home Loan Trust REMIC, 0.29%, 12/25/36 (i)	2,919	2,764
Structured Asset Mortgage Investments Inc. REMIC
0.83%, 09/19/32 (i)	42	40
0.42%, 07/19/35 (i)	643	629
0.29%, 03/25/37 (i)	1,234	938
Structured Asset Securities Corp. REMIC
2.52%, 02/25/32 (i)	1	1
0.74%, 01/25/33 (i)	7	6
Vendee Mortgage Trust REMIC, 6.50%, 09/15/24	363	410
Wachovia Bank Commercial Mortgage Trust REMIC, 0.25%, 06/15/20 (i) (r)	456	451

	Shares/Par (p)	Value
Washington Mutual Mortgage Pass-Through Certificates REMIC
2.02%, 02/25/31 (i)	1	1
2.42%, 01/25/36 (i)	1,157	1,136
1.54%, 08/25/42 (i)	122	113
1.34%, 11/25/42 (i)	74	69
0.45%, 10/25/45 (i)	139	129
Wells Fargo Mortgage Backed Securities Trust REMIC
2.62%, 01/25/35 (i)	522	516
2.63%, 03/25/36 (i)	624	623
2.63%, 03/25/36 (i)	4,469	4,268
2.63%, 04/25/36 (i)	3,392	3,176
Wood Street CLO BV, 0.54%, 11/22/21 (i), EUR	2,811	3,801

Total Non-U.S. Government Agency Asset- Backed Securities (cost $257,492)		275,216

CORPORATE BONDS AND NOTES - 11.4%

ENERGY - 1.7%
Gazprom OAO Via White Nights Finance BV
10.50%, 03/08/14	900	911
10.50%, 03/25/14	200	204
Odebrecht Drilling Norbe VIII/IX Ltd., 6.35%, 06/30/21 (e) (r)	900	922
Petrobras International Finance Co.
5.88%, 03/01/18 (e)	1,300	1,385
8.38%, 12/10/18 (e)	700	821
7.88%, 03/15/19	16,800	19,021
Petroleos Mexicanos, 8.00%, 05/03/19 (e)	2,700	3,267
Ras Laffan Liquefied Natural Gas Co. Ltd. II, 5.30%, 09/30/20 (r)	4,403	4,722
Rosneft Finance SA
7.50%, 07/18/16	1,600	1,798
6.63%, 03/20/17	3,000	3,315
Shell International Finance BV
0.31%, 11/10/15 (i)	11,200	11,204
0.45%, 11/15/16 (i)	9,200	9,208
Statoil ASA, 0.70%, 11/08/18 (e) (i)	29,300	29,440

		86,218

FINANCIALS - 7.9%
Ally Financial Inc.
3.44%, 02/11/14 (i)	700	699
4.50%, 02/11/14 (e)	100	100
8.30%, 02/12/15	5,800	6,235
4.63%, 06/26/15 (e)	1,000	1,041
5.50%, 02/15/17	5,000	5,413
7.50%, 09/15/20 (e)	1,600	1,864
American International Group Inc.
5.05%, 10/01/15 (e)	200	214
8.25%, 08/15/18	10,100	12,628
6.25%, 03/15/37 (i)	800	800
8.18%, 05/15/58 (i)	21,800	26,378
Australia & New Zealand Banking Group Ltd., 2.13%, 01/10/14 (r)	6,400	6,403
Banco de Credito e Inversiones, 3.00%, 09/13/17 (e) (r)	3,200	3,206
Banco Nacional de Desenvolvimento Economico e Social, 3.38%, 09/26/16 (q)	1,700	1,717
Banco Santander Brazil SA, 2.34%, 03/18/14 (i) (q)	4,100	4,100
Bank of America Corp.
4.50%, 04/01/15	3,400	3,557
6.50%, 08/01/16	8,460	9,551

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
Bank of America NA
0.71%, 11/14/16 (i)	48,300	48,396
6.00%, 10/15/36	3,200	3,661
Bank of India, 6.25%, 02/16/21	3,100	3,176
Bank of Montreal, 2.85%, 06/09/15 (e) (r)	1,800	1,861
Bank of Nova Scotia
1.65%, 10/29/15 (e) (r)	1,700	1,733
1.95%, 01/30/17 (e) (i) (r)	200	205
Barclays Bank Plc
2.38%, 01/13/14	1,100	1,101
5.20%, 07/10/14	700	717
BBVA Bancomer SA
4.50%, 03/10/16 (e) (r)	1,200	1,272
6.50%, 03/10/21 (e) (r)	2,400	2,532
Caixa Economica Federal, 2.38%, 11/06/17 (r)	3,200	2,972
CIT Group Inc.
5.25%, 04/01/14 (e) (r)	800	808
4.75%, 02/15/15 (e) (r)	2,000	2,073
Citigroup Inc.
5.50%, 10/15/14	10,350	10,734
4.88%, 05/07/15	3,500	3,672
0.51%, 06/09/16 (i)	2,600	2,558
3.95%, 06/15/16 (e)	1,600	1,702
4.45%, 01/10/17	900	975
6.13%, 08/25/36	1,300	1,382
Credit Agricole SA
8.38% (callable at 100 beginning 10/13/19) (i) (m) (r)	4,900	5,562
1.40%, 04/15/16 (i) (q)	5,000	5,062
Credit Suisse New York, 2.20%, 01/14/14	1,900	1,901
Export-Import Bank of Korea, 5.88%, 01/14/15	9,700	10,194
Fifth Third Bancorp, 0.67%, 12/20/16 (i)	900	891
Ford Motor Credit Co. LLC
8.70%, 10/01/14	7,400	7,834
3.88%, 01/15/15	10,400	10,731
7.00%, 04/15/15	2,900	3,121
2.75%, 05/15/15	4,800	4,924
5.63%, 09/15/15 (e)	3,900	4,197
4.21%, 04/15/16	6,794	7,239
0.99%, 01/17/17 (i)	19,200	19,275
General Electric Capital Corp.
3.80%, 06/18/19 (q)	3,700	3,873
6.38%, 11/15/67 (e) (i)	5,000	5,425
HSBC Bank Plc, 2.00%, 01/19/14 (r)	2,000	2,002
ICICI Bank Ltd., 4.75%, 11/25/16 (r)	13,600	14,176
JPMorgan Chase & Co.
1.10%, 10/15/15 (e)	12,362	12,409
3.15%, 07/05/16	1,600	1,677
JPMorgan Chase Bank NA, 6.00%, 10/01/17	4,100	4,689
Korea Development Bank
8.00%, 01/23/14	1,200	1,205
3.50%, 08/22/17	1,900	1,980
LBG Capital No.1 Plc
8.50% (callable at 100 beginning 12/17/21) (i) (m) (r)	200	213
7.87%, 12/17/19, GBP	1,900	3,335
11.04%, 03/19/20, GBP	3,600	6,811
LBG Capital No.2 Plc
15.00%, 12/21/19, GBP	1,200	2,868
8.88%, 02/07/20, EUR	1,200	1,843
Macquarie Bank Ltd., 6.63%, 04/07/21 (r)	26,100	28,830
Merrill Lynch & Co. Inc., 6.40%, 08/28/17	1,900	2,190
National Bank of Canada, 2.20%, 10/19/16 (r)	400	413
Nationwide Building Society, 4.65%, 02/25/15 (r)	3,500	3,646
Nordea Bank AB, 2.13%, 01/14/14 (e) (r)	900	901
Northern Rock Plc, 5.63%, 06/22/17 (q)	16,000	18,032
Royal Bank of Scotland Group Plc, 6.99%, (callable at 100 beginning 10/05/17) (i) (m) (r)	2,100	2,237

	Shares/Par (p)	Value
Sberbank of Russia Via SB Capital SA, 4.95%, 02/07/17 (r)	1,300	1,378
SLM Corp., 8.45%, 06/15/18	3,400	3,961
Springleaf Finance Corp., 6.90%, 12/15/17 (e)	1,900	2,077
State Bank of India, 4.50%, 07/27/15 (r)	2,500	2,573
Stone Street Trust, 5.90%, 12/15/15 (r)	7,000	7,502
Sumitomo Mitsui Banking Corp., 1.95%, 01/14/14 (q)	6,000	6,003
UBS Preferred Funding Trust V, 6.24%, (callable at 100 beginning 05/15/16) (i) (m)	8,700	9,276
Wells Fargo & Co., 7.98%, (callable at 100 beginning 03/15/18) (i) (m)	2,100	2,342

		410,234

INDUSTRIALS - 0.7%
Asciano Finance Ltd., 5.00%, 04/07/18 (r)	3,800	4,027
Con-way Inc., 7.25%, 01/15/18	1,400	1,608
CSN Islands XI Corp., 6.88%, 09/21/19 (e) (r)	500	519
CSN Resources SA, 6.50%, 07/21/20 (e) (r)	3,500	3,539
International Lease Finance Corp.
5.75%, 05/15/16 (e)	700	750
6.75%, 09/01/16 (r)	1,900	2,119
7.13%, 09/01/18 (r)	20,858	24,143

		36,705

MATERIALS - 0.3%
Braskem Finance Ltd., 5.75%, 04/15/21 (e) (r)	4,100	4,018
Corp. Nacional del Cobre de Chile, 7.50%, 01/15/19 (e) (r)	1,500	1,786
Gerdau Holdings Inc.
7.00%, 01/20/20 (e) (r)	4,100	4,469
5.75%, 01/30/21 (e) (r)	6,200	6,324

		16,597

TELECOMMUNICATION SERVICES - 0.3%
Qtel International Finance Ltd., 3.38%, 10/14/16 (r)	300	314
Verizon Communications Inc.
2.50%, 09/15/16	2,900	2,999
1.99%, 09/14/18 (i)	2,300	2,418
3.65%, 09/14/18	7,800	8,253

		13,984

UTILITIES - 0.5%
Centrais Eletricas Brasileiras SA, 6.88%, 07/30/19 (r)	5,000	5,350
Electricite de France SA, 5.50%, 01/26/14 (q)	1,600	1,605
Entergy Corp., 3.63%, 09/15/15 (e) (l)	5,200	5,364
Korea Hydro & Nuclear Power Co. Ltd., 6.25%, 06/17/14 (r)	3,300	3,376
Majapahit Holding BV
8.00%, 08/07/19 (r)	2,200	2,456
7.75%, 01/20/20 (r)	5,000	5,488
Tokyo Electric Power Co. Inc.
1.50%, 05/30/14, JPY	4,000	38
1.85%, 07/28/14, JPY	19,000	179

		23,856

Total Corporate Bonds and Notes (cost $559,133)		587,594

GOVERNMENT AND AGENCY OBLIGATIONS - 88.3%

GOVERNMENT SECURITIES - 52.6%

Federal Home Loan Mortgage Corp. - 3.5% (w)
Federal Home Loan Mortgage Corp.
1.00%, 09/29/17	35,100	34,676
0.75%, 01/12/18	111,700	108,671
0.88%, 03/07/18	1,900	1,845
3.75%, 03/27/19	6,100	6,646

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
1.75%, 05/30/19	1,200	1,178
1.25%, 08/01/19 - 10/02/19	30,700	29,116
2.38%, 01/13/22	700	668

		182,800

Federal National Mortgage Association - 1.5% (w)
Federal National Mortgage Association
0.88%, 08/28/17 - 05/21/18	78,800	77,408
1.88%, 09/18/18	1,000	1,006

		78,414

Municipals - 4.6%
Bay Area Toll Authority, RB, 7.04%, 04/01/50	3,400	4,194
California Infrastructure & Economic Development Bank, 6.49%, 05/15/49	1,000	1,049
California State University, 6.43%, 11/01/30	1,400	1,576
California Statewide Communities Development Authority, 7.55%, 05/15/40	5,500	6,602
Calleguas - Las Virgenes Public Financing Authority, 5.94%, 07/01/40	1,100	1,155
Chicago Transit Authority
6.30%, 12/01/21 - 12/01/21	300	325
6.90%, 12/01/40 - 12/01/40	4,100	4,582
City of Los Angeles Wastewater System, RB - Series B, 5.00%, 06/01/30	7,420	8,033
City of New York, 6.27%, 12/01/37	6,560	7,496
City of North Las Vegas Nevada, 6.57%, 06/01/40	9,200	7,619
County of Clark Nevada Airport System, RB, 6.82%, 07/01/45	1,600	1,950
Dallas Convention Center Hotel Development Corp., 7.09%, 01/01/42	13,800	15,606
Golden State Tobacco Securitization Corp., 5.75%, 06/01/47	6,900	5,100
Illinois Municipal Electric Agency, 6.83%, 02/01/35	1,800	1,907
Irvine Ranch Water District, 6.62%, 05/01/40	16,800	19,888
Kansas Development Finance Authority, 5.00%, 11/15/32	2,000	2,029
Los Angeles County Public Works Financing Authority, 7.62%, 08/01/40	9,000	10,529
Los Angeles Unified School District, 6.76%, 07/01/34	3,100	3,810
Los Angeles Unified School District (insured by Assured Guaranty Municipal Corp.), 4.50%, 07/01/22	3,600	3,893
Los Angeles Unified School District (insured by National Public Finance Guarantee Corp.), 4.50%, 01/01/28	6,300	6,429
Metropolitan Transportation Authority, 5.00%, 11/15/26	7,900	8,694
Mississippi Development Bank, 6.31%, 01/01/33	1,500	1,608
New Jersey Economic Development Authority (insured by Assured Guaranty Municipal Corp.) - Series B, 0.00%, 02/15/19 (j)	5,410	4,506
New Jersey State Turnpike Authority, 7.41%, 01/01/40	5,800	7,637
New Jersey Transportation Trust Fund Authority, 5.25%, 06/15/36	2,900	3,001
New York City Transitional Finance Authority Building Aid, RB (insured by State Aid Withholding) - Series S-1, 5.00%, 07/15/29	3,700	3,960
New York City Transitional Finance Authority Future Tax Secured Revenue, 5.00%, 02/01/42	13,000	13,400
New York City Water & Sewer System, 5.79%, 06/15/41	4,000	4,173

	Shares/Par (p)	Value
New York Liberty Development Corp., GO, 5.00%, 12/15/41	17,000	17,244
New York State Dormitory Authority
5.05%, 09/15/27	4,700	4,804
5.00%, 12/15/28 - 03/15/31	12,800	13,830
North Carolina Turnpike Authority, 6.70%, 01/01/39	2,000	2,150
Pennsylvania Economic Development Financing Authority, 6.53%, 06/15/39	1,900	2,010
Port Authority of New York & New Jersey, GO, 5.65%, 11/01/40	1,100	1,184
San Diego Tobacco Settlement Revenue Funding Corp., RB, 7.13%, 06/01/32	720	660
State of California
7.70%, 11/01/30	100	116
7.50%, 04/01/34	7,600	9,697
7.95%, 03/01/36	600	694
State of Iowa, 6.75%, 06/01/34	4,100	4,501
State of Wisconsin (insured by Assured Guaranty Municipal Corp.), 5.05%, 05/01/18	1,500	1,640
Tobacco Settlement Authority of Iowa, 6.50%, 06/01/23	190	184
Tobacco Settlement Authority of West Virginia, 7.47%, 06/01/47	1,585	1,229
University of California, 6.40%, 05/15/31	5,500	6,196
University of California, RB, 6.55%, 05/15/48	1,500	1,750
Washington State Convention Center Public Facilities District, 6.79%, 07/01/40	5,600	5,985

		234,625

Sovereign - 7.0%
Autonomous Community of Valencia, Spain, 4.38%, 07/16/15, EUR	1,100	1,543
Banco Nacional de Desenvolvimento Economico e Social, 4.13%, 09/15/17 (r), EUR	1,000	1,423
Italy Buoni Poliennali Del Tesoro
6.00%, 11/15/14, EUR	200	287
2.50%, 03/01/15, EUR	11,400	15,954
4.50%, 07/15/15, EUR	5,700	8,231
3.75%, 08/01/15 - 04/15/16 , EUR	3,300	4,769
3.00%, 11/01/15, EUR	31,800	45,142
2.75%, 12/01/15, EUR	33,300	47,087
Italy Certificati di Credito del Tesoro, 0.00%, 12/31/14 - 06/30/15 (j), EUR	8,500	11,500
Korea Development Bank, 4.38%, 08/10/15	7,200	7,572
Korea Housing Finance Corp., 4.13%, 12/15/15 (r)	2,900	3,050
Province of Ontario, Canada
1.00%, 07/22/16 (e)	1,100	1,104
1.60%, 09/21/16	66,200	67,464
5.50%, 06/02/18, CAD	700	748
3.00%, 07/16/18	500	524
4.40%, 06/02/19, CAD	2,400	2,469
1.65%, 09/27/19 (e)	2,900	2,780
4.40%, 04/14/20 (e)	8,400	9,207
4.20%, 06/02/20, CAD	2,300	2,339
4.00%, 06/02/21, CAD	6,600	6,582
3.15%, 06/02/22, CAD	10,800	10,001
Province of Quebec, Canada
4.25%, 12/01/21, CAD	9,900	9,950
3.50%, 12/01/22, CAD	6,300	5,924
Spain Government Bond
4.75%, 07/30/14, EUR	25,800	36,257
3.30%, 10/31/14, EUR	13,900	19,396
2.75%, 03/31/15, EUR	1,200	1,683
4.00%, 07/30/15, EUR	11,700	16,698
3.75%, 10/31/15, EUR	9,800	14,043
3.15%, 01/31/16, EUR	4,100	5,815

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
Vnesheconombank Via VEB Finance Plc, 5.45%, 11/22/17 (r)	1,000	1,071

		360,613

Treasury Inflation Index Securities - 7.5%
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/17 (n) (o)	3,496	3,593
0.13%, 04/15/18 - 07/15/22 (n)	59,559	57,067
1.38%, 01/15/20 (n)	6,156	6,607
1.25%, 07/15/20 (n)	19,704	21,065
1.13%, 01/15/21 (n)	8,434	8,856
0.63%, 07/15/21 (n)	3,419	3,468
0.38%, 07/15/23 (n)	11,240	10,826
2.38%, 01/15/25 - 01/15/27 (n)	110,277	126,752
2.00%, 01/15/26 (n)	42,832	47,379
1.75%, 01/15/28 (n)	77,479	82,775
3.63%, 04/15/28 (n)	2,166	2,860
2.50%, 01/15/29 (n)	9,790	11,479
3.88%, 04/15/29 (n)	1,563	2,138

		384,865

U.S. Treasury Securities - 28.5%
U.S. Treasury Note
0.25%, 11/30/15 - 12/31/15	35,600	35,527
0.38%, 01/15/16	15,400	15,394
1.75%, 05/31/16	1,900	1,955
0.63%, 07/15/16 - 08/31/17	931,500	928,827
1.50%, 07/31/16 - 12/31/18	7,200	7,336
1.00%, 08/31/16 - 03/31/17	7,000	7,037
0.88%, 09/15/16 - 04/30/17	231,500	231,646
3.13%, 01/31/17	800	855
3.00%, 02/28/17	1,500	1,598
3.25%, 03/31/17	4,100	4,406
0.50%, 07/31/17	8,000	7,829
0.75%, 12/31/17 - 02/28/18	13,059	12,752
1.50%, 08/31/18 (o)	64,700	64,336
1.25%, 10/31/18 - 11/30/18	154,300	150,975

		1,470,473

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 35.7%

Federal Home Loan Mortgage Corp. - 1.2%
Federal Home Loan Mortgage Corp.
6.00%, 03/01/16 - 05/01/40	13,455	14,872
5.50%, 05/01/26 - 03/01/40	11,552	12,598
2.48%, 07/01/27 (i)	1	1
4.50%, 05/01/39 - 06/01/41	12,618	13,372
4.50%, 01/15/44, TBA (g)	4,000	4,232
6.00%, 01/15/44, TBA (g)	1,000	1,105
REMIC, 0.32%, 07/15/19 (i)	293	292
REMIC, 0.33%, 08/15/19	782	781
REMIC, 7.00%, 05/15/23	126	142
REMIC, 0.62%, 11/15/30 (i)	2	2
REMIC, 4.50%, 03/15/34	9,607	10,095
REMIC, 0.20%, 12/25/36 (i)	986	979
REMIC, 3.50%, 01/15/42	4,055	3,546
REMIC, 1.34%, 02/25/45 (i)	64	65

		62,082

Federal National Mortgage Association - 33.0%
Federal National Mortgage Association
4.50%, 01/01/15 - 11/01/43	295,437	313,547
4.00%, 07/01/15 - 05/01/42	89,804	94,806
6.00%, 05/01/16 - 05/01/41	138,081	152,942
5.50%, 06/01/16 - 09/01/41	338,386	371,882
3.00%, 04/01/21 - 12/01/28	56,632	58,114
3.89%, 07/01/21	2,800	2,949
3.33%, 11/01/21	96	98
3.50%, 12/01/21 - 06/01/43	30,210	30,688
3.16%, 05/01/22	13,053	13,066

	Shares/Par (p)	Value
2.59%, 07/01/22	5,463	5,243
2.79%, 07/01/22	4,688	4,559
2.31%, 08/01/22	4,000	3,766
2.50%, 10/01/22 - 10/01/22	989	1,010
5.00%, 05/01/23 - 07/01/41	44,594	48,510
2.87%, 09/01/27	2,800	2,423
3.00%, 01/15/29, TBA (g)	5,000	5,103
3.50%, 01/15/29, TBA (g)	132,000	138,038
4.00%, 01/15/29, TBA (g)	2,000	2,119
6.50%, 07/01/29	—	1
2.24%, 01/01/35 (i)	1,239	1,310
1.54%, 09/01/40 (i)	3	3
1.34%, 06/01/43 (i)	335	342
5.00%, 01/15/44 - 02/15/44 , TBA (g)	160,000	173,669
5.50%, 01/15/44, TBA (g)	10,000	11,000
4.50%, 02/15/44, TBA (g)	235,300	248,545
REMIC, 5.00%, 04/25/33	210	229
REMIC, 2.37%, 05/25/35 (i)	78	80
REMIC, 0.61%, 09/25/35 (i)	2,343	2,345
REMIC, 0.47%, 04/25/37 (i)	914	913
REMIC, 0.22%, 07/25/37 (i)	536	504
REMIC, 0.66%, 06/25/39 (i)	11,863	11,878
REMIC, 6.50%, 12/25/42	52	58
REMIC, 0.51%, 03/25/44 (i)	304	292

		1,700,032

Government National Mortgage Association - 1.2%
Government National Mortgage Association
1.63%, 05/20/26 - 02/20/32 (i)	130	135
2.00%, 04/20/30 (i)	5	6
5.00%, 02/15/38 - 07/15/41	58,179	63,153

		63,294

Small Business Administration Participation Certificates - 0.3%
Small Business Administration Participation Certificates
6.29%, 01/01/21	8	9
5.13%, 09/01/23	22	24
5.52%, 06/01/24	456	497
5.29%, 12/01/27	529	575
5.16%, 02/01/28	6,828	7,399
5.49%, 03/01/28	6,360	7,030

		15,534

Total Government and Agency Obligations (cost $4,581,144)		4,552,732

PREFERRED STOCKS - 0.5%

FINANCIALS - 0.5%
Wells Fargo & Co., 7.50% (m) (v)	25	27,625

Total Preferred Stocks (cost $30,281)		27,625

TRUST PREFERREDS - 0.4%

FINANCIALS - 0.4%
DG Funding Trust, 0.54%, (callable at 10,000 beginning 09/30/10) (f) (m) (q)	—	2,959
GMAC Capital Trust I, 8.13%, (callable at 25 beginning 02/15/16)	740	19,788

Total Trust Preferreds (cost $22,926)		22,747

OTHER EQUITY INTERESTS - 0.0%
General Motors Co. Escrow (c) (f) (u)	128	—

Total Other Equity Interests (cost $0)		—

SHORT TERM INVESTMENTS - 5.9%

Certificates of Deposit - 0.0%
Itau Unibanco, 1.38%, 10/31/14	$2,700	2,670

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
Federal Home Loan Bank - 1.6%
Federal Home Loan Bank
0.06%, 01/02/14	67,700	67,700
0.07%, 01/03/14	13,200	13,200

		80,900

Securities Lending Collateral - 1.1%
Securities Lending Cash Collateral Fund LLC, 0.22% (a) (h)	55,045	55,045

Treasury Securities - 3.2%
Italy Buoni Ordinari del Tesoro BOT
1.49%, 08/14/14, EUR	4,800	6,570
1.51%, 09/12/14, EUR	24,700	33,688
1.10%, 10/14/14, EUR	5,700	7,774
0.99%, 11/14/14, EUR	1,000	1,365
Mexico Cetes
0.26%, 01/23/14, MXN	3,280	2,507
0.30%, 02/06/14, MXN	9,820	7,495
Spain Letras del Tesoro
1.36%, 06/20/14, EUR	4,000	5,483
1.42%, 07/18/14, EUR	3,100	4,247
1.80%, 09/19/14, EUR	7,700	10,524
1.17%, 10/17/14, EUR	62,100	84,701
U.S. Treasury Bill, 0.05%, 01/02/14	$901	901

		165,255

Total Short Term Investments (cost $302,536)		303,870

Total Investments - 111.8% (cost $5,753,512)		5,769,784
Total Forward Sales Commitments - (0.2%) (proceeds $9,272)		(9,254)
Other Assets and Liabilities, Net - (11.6%)		(601,830)

Total Net Assets - 100.0%		$5,158,700

FORWARD SALES COMMITMENTS - 0.2%

GOVERNMENT AND AGENCY OBLIGATIONS - 0.2%

U.S. Government Agency Mortgage-Backed Securities - 0.2%

Federal National Mortgage Association - 0.2%
Federal National Mortgage Association, 4.00%, 01/15/44 - 02/15/44 (g)	$9,000	$9,254

Total Forward Sales Commitments - 0.2% (proceeds $9,272)		$9,254

JNL/PPM America Floating Rate Income Fund (t) (z) *

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.2%
Other Securities		$2,235

Total Non-U.S. Government Agency Asset- Backed Securities (cost $2,199)		2,235

CORPORATE BONDS AND NOTES - 5.1%

CONSUMER DISCRETIONARY - 1.4%
MGM Resorts International
6.75%, 10/01/20	804	860
6.63%, 12/15/21	577	610
Other Securities		20,101

		21,571

CONSUMER STAPLES - 0.2%
Other Securities		2,654

	Shares/Par (p)	Value
ENERGY - 0.8%
Other Securities		12,754

FINANCIALS - 0.3%
Other Securities		4,984

HEALTH CARE - 0.5%
Other Securities		7,998

INDUSTRIALS - 0.8%
ServiceMaster Co., 7.00%, 08/15/20	1,065	1,056
Other Securities		11,914

		12,970

INFORMATION TECHNOLOGY - 0.2%
First Data Corp., 7.38%, 06/15/19 (r)	483	516
Other Securities		2,558

		3,074

MATERIALS - 0.7%
Other Securities		10,042

TELECOMMUNICATION SERVICES - 0.1%
Other Securities		961

UTILITIES - 0.1%
Other Securities		1,996

Total Corporate Bonds and Notes (cost $76,632)		79,004

VARIABLE RATE SENIOR LOAN INTERESTS - 88.3% (i)

CONSUMER DISCRETIONARY - 26.3%
Acosta Inc. Term Loan B, 4.25%, 03/02/18	5,335	5,363
Advantage Sales and Marketing Inc. 1st Lien New Term Loan
4.25%, 12/17/17	2,000	2,005
4.25%, 12/17/17	113	114
4.25%, 12/17/17	5,167	5,181
Allison Transmission Inc. Term Loan, 3.75%, 08/08/19	7,339	7,374
Atlantic Broadband Finance LLC Term Loan, 3.25%, 11/30/19	1,287	1,281
Bass Pro Group LLC Term Loan B
4.00%, 11/30/19	5,149	5,172
4.00%, 11/30/19	133	133
Catalina Marketing Corp. Term Loan, 5.25%, 10/07/20	3,000	3,037
Cequel Communications LLC Term Loan, 3.50%, 02/28/19	8,902	8,909
Charter Communications Operating LLC Term Loan E, 3.00%, 04/25/20	13,937	13,829
Charter Communications Operating LLC Term Loan F, 3.00%, 12/31/20	471	466
Chrysler Group LLC Term Loan B, 4.25%, 05/24/17	4,957	4,986
Dunkin’ Brands Inc. Term Loan B-3
3.75%, 02/14/20	4,067	4,077
3.75%, 02/14/20	4,287	4,299
5.00%, 02/14/20	3	3
Formula One Holdings Term Loan B-2, 4.50%, 04/30/19	7,424	7,497
Garda World Security Corp. Term Loan B, 4.00%, 11/05/20	1,593	1,594
Goodyear Engineered Products 1st Lien Term Loan, 5.25%, 09/06/17	7,947	7,967
Hilton Worldwide Finance LLC Term Loan B-2, 3.00%, 09/23/20	2,716	2,736
Hilton Worldwide Inc. Term Loan B, 3.00%, 09/23/20	7,468	7,524

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
Merlin Entertainments Group Term Loan, 4.02%, 07/01/19	2,706	2,710
MGM Resorts International Term Loan B, 3.50%, 12/20/19	8,232	8,247
Michaels Stores Inc. Term Loan
3.75%, 01/25/20	6,402	6,422
3.75%, 01/25/20	781	784
3.75%, 01/25/20	781	784
Scientific Games Corp. Term Loan
3.25%, 06/14/20	4,109	4,110
3.25%, 06/14/20	4,207	4,208
3.25%, 06/14/20	685	685
ServiceMaster Co. Term Loan, 4.46%, 01/31/17	3,914	3,887
ServiceMaster Co. Term Loan C, 4.25%, 07/24/14	3,970	3,929
Tribune Company Initial Term Loan, 4.00%, 11/26/20	11,000	10,931
Univision Communications Inc. Converted Extended Term Loan, 4.75%, 02/28/20	5,870	5,895
Univision Communications Inc. Incremental Term Loan, 4.00%, 03/01/20	1,757	1,763
Univision Communications Inc. New 1st Lien Term Loan, 4.50%, 02/28/20	5,466	5,496
Other Securities		251,893

		405,291

CONSUMER STAPLES - 6.0%
Albertson’s LLC Delayed Draw Term Loan, 4.75%, 03/21/19	3,000	3,008
Albertson’s LLC Term Loan B-2, 4.75%, 05/21/19	2,333	2,344
ARAMARK Corp. Extended Term Loan
3.51%, 01/26/14	123	124
3.49%, 07/26/16	607	608
3.49%, 07/26/16	321	321
3.55%, 07/26/16	1,030	1,031
ARAMARK Corp. Term Loan, 3.50%, 07/26/16	72	72
ARAMARK Corp. Term Loan D, 4.00%, 09/01/19	6,000	6,035
Arysta LifeScience SPC LLC 1st Lien Term Loan, 4.50%, 05/22/20	6,368	6,398
Arysta LifeScience SPC LLC 2nd Lien Term Loan, 8.25%, 11/20/20	500	508
Del Monte 1st Lien Term Loan, 3.25%, 01/26/21	2,000	2,010
Del Monte 2nd Lien Term Loan, 7.25%, 07/26/21	500	504
Del Monte Corp. New Term Loan B, 4.00%, 02/16/18	4,734	4,745
HJ Heinz Co. Term Loan B-2, 3.50%, 04/05/20	11,923	12,006
Other Securities		52,456

		92,170

ENERGY - 3.9%
Sheridan Production Partners I-A LP Term Loan B-2, 5.00%, 10/05/19	433	433
Sheridan Production Partners I-M LP Term Loan B-2, 5.00%, 10/05/19	264	265
Other Securities		60,338

		61,036

FINANCIALS - 5.8%
Asurion LLC Term Loan, 4.50%, 05/24/19	7,593	7,587
Capital Automotive LP 2nd Lien Term Loan, 6.00%, 04/25/20	1,000	1,030
Capital Automotive LP Term Loan B, 4.00%, 04/19/19	6,391	6,422

	Shares/Par (p)	Value
Nuveen Investments Inc. 1st Lien Term Loan B, 4.19%, 05/07/17	7,000	6,966
Nuveen Investments Inc. 2nd Lien Term Loan, 6.50%, 02/17/19	2,500	2,470
Sheridan Investment Partners I LLC Term Loan B-2, 5.00%, 10/05/19	3,265	3,271
Sheridan Production Partners II LP Term Loan, 4.25%, 12/16/20	1,679	1,686
Sheridan Production Partners II LP Term Loan A, 4.25%, 12/16/20	234	234
Sheridan Production Partners II LP Term Loan M, 4.25%, 12/16/20	87	88
Other Securities		59,555

		89,309

HEALTH CARE - 10.3%
Axcan Intermediate Holdings Inc. Term Loan B
6.00%, 02/11/17	2,605	2,648
6.00%, 02/11/17	2,837	2,884
Biomet Inc. Incremental Term Loan
3.75%, 07/25/17	2,944	2,961
3.75%, 07/25/17	111	112
3.75%, 07/25/17	1,967	1,978
3.75%, 07/25/17	2,923	2,939
Emdeon Business Services LLC Term Loan
3.75%, 11/17/18	132	132
3.75%, 11/17/18	218	219
3.75%, 11/17/18	1,518	1,520
3.75%, 11/17/18	959	960
3.75%, 11/17/18	4,101	4,107
Gentiva Health Services Inc. Term Loan B, 6.50%, 10/15/19	3,500	3,487
IASIS Healthcare LLC Term Loan B, 4.50%, 02/20/20	3,923	3,952
Onex Carestream Finance LP 1st Lien Term Loan, 5.00%, 06/07/19	5,770	5,838
Onex Carestream Finance LP Term Loan, 9.50%, 12/05/19	2,000	2,035
Sheridan Healthcare Inc. Term Loan
8.25%, 06/29/18	260	260
8.25%, 12/31/21	2,000	2,011
Sheridan Holdings Inc. Incremental Term Loan
4.50%, 06/29/18	316	317
4.50%, 06/29/18	2,475	2,480
Valeant Pharmaceuticals International Inc. Term Loan
3.75%, 02/13/19	5,465	5,495
3.75%, 12/11/19	988	994
Valeant Pharmaceuticals International Inc. Term Loan B, 4.50%, 07/08/20	3,474	3,495
Other Securities		107,922

		158,746

INDUSTRIALS - 12.6%
ADS Waste Holdings Inc. Term Loan B, 4.25%, 10/09/19	5,950	5,976
AlixPartners LLP Term Loan B-2, 5.00%, 07/01/20	3,138	3,157
BakerCorp Replacement Term Loan, 4.25%, 02/20/20	2,978	2,958
Berry Plastics Corp. Term Loan D, 3.50%, 02/15/20	10,932	10,887
DuPont Performance Coatings Inc. Term Loan, 4.75%, 01/30/20	9,935	9,997
Emerald Expositions Holdings Inc. Term Loan, 5.50%, 06/17/20	1,990	1,995
FleetPride Inc. 2nd Lien Term Loan, 9.25%, 05/18/20	2,000	1,902

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
Gardner Denver Inc. Dollar Term Loan, 4.25%, 07/31/20	6,983	6,982
Hamilton Sundstrand Corp. Term Loan, 4.00%, 12/13/19	7,818	7,826
RBS Global Inc. and Rexnord Corp. Term Loan B, 4.00%, 08/23/20	11,541	11,565
TransDigm Inc. Term Loan C, 3.75%, 02/28/20	9,110	9,127
Other Securities		121,838

		194,210

INFORMATION TECHNOLOGY - 10.2%
BMC Software Finance Inc. Term Loan, 5.00%, 08/15/20	11,300	11,353
CDW LLC Incremental Term Loan, 3.50%, 04/24/20	1,000	996
CDW LLC Term Loan, 3.50%, 04/24/20	8,940	8,903
Dell Inc. Term Loan B, 4.50%, 09/25/20	10,000	10,018
First Data Corp. New Dollar Term Loan, 4.19%, 04/30/17	3,121	3,124
First Data Corp. New Term Loan B, 4.19%, 09/24/18	1,000	1,001
First Data Corp. Term Loan, 4.21%, 03/24/18	7,697	7,702
First Data Corp. Term Loan B-3, 5.20%, 03/24/17	7	7
Freescale Semiconductor Inc. Extended Term Loan B, 5.00%, 02/12/20	5,957	6,014
Freescale Semiconductor Inc. Term Loan B-5, 5.00%, 01/15/21	2,993	3,023
IMS Health Inc. Term Loan B
3.75%, 09/01/17	3,146	3,154
3.75%, 09/01/17	3,629	3,639
3.75%, 09/01/17	965	967
Transfirst Holdings Inc. 1st Lien Term Loan B, 6.25%, 12/27/17	645	645
Other Securities		96,844

		157,390

MATERIALS - 7.1%
Berry Plastics Corp. Term Loan D, 3.50%, 02/08/20	5	5
FMG Resources Pty Ltd. New Term Loan B, 4.25%, 06/30/19	11,908	12,053
INEOS US Finance LLC Term Loan B, 4.00%, 05/04/18	11,398	11,426
Univar Inc. Term Loan B
5.00%, 06/30/17	333	330
5.00%, 06/30/17	—	—
5.00%, 06/30/17	7,497	7,429
5.00%, 06/30/17	1,881	1,863
Other Securities		76,927

		110,033

TELECOMMUNICATION SERVICES - 5.2%
Intelsat Jackson Holdings SA Term Loan B-2, 3.75%, 06/30/19	9,628	9,693
Level 3 Communications Inc. Term Loan, 4.00%, 01/14/20	10,000	10,069
Telesat Canada US Term Loan B, 4.25%, 03/26/19	7,919	7,935
Other Securities		53,065

		80,762

UTILITIES - 0.9%
Calpine Corp. Term Loan, 4.00%, 03/07/18	5,937	5,971
Calpine Corp. Term Loan B-1, 3.00%, 05/03/20	995	985
Calpine Corp. Term Loan B-2
4.50%, 04/01/18	1,470	1,478
3.25%, 01/03/22	995	984
Calpine Corp. Term Loan B-3, 4.50%, 10/05/19	494	497

	Shares/Par (p)	Value
Other Securities		4,393

		14,308

Total Variable Rate Senior Loan Interests (cost $1,358,739)		1,363,255

SHORT TERM INVESTMENTS - 6.2%

Investment Company - 6.2%
State Street Institutional Liquid Reserves Fund, 0.06% (h)	95,049	95,049

Total Short Term Investments (cost $95,049)		95,049

Total Investments - 99.8% (cost $1,532,609)		1,539,543
Other Assets and Liabilities, Net - 0.2%		3,565

Total Net Assets - 100.0%		$1,543,108

JNL/PPM America High Yield Bond Fund (t) (z) *

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 2.1%
American Airlines Pass-Through Trust, 5.60%, 07/15/20 (r)	$14,292	$14,524
Other Securities		38,890

Total Non-U.S. Government Agency Asset-Backed Securities (cost $51,484)		53,414

CORPORATE BONDS AND NOTES - 83.8%

CONSUMER DISCRETIONARY - 22.9%
Beazer Homes USA Inc., 7.50%, 09/15/21 (r)	18,382	19,025
Caesars Entertainment Operating Co. Inc.
10.75%, 02/01/16 (e)	1,000	805
10.00%, 12/15/18	2,000	960
9.00%, 02/15/20	14,000	13,615
Delphi Corp.
6.13%, 05/15/21 (e)	9,098	10,087
5.00%, 02/15/23	3,756	3,864
DISH DBS Corp.
5.13%, 05/01/20	9,497	9,521
5.88%, 07/15/22	3,909	3,909
5.00%, 03/15/23	8,075	7,530
General Motors Co.
3.50%, 10/02/18 (r)	5,000	5,113
4.88%, 10/02/23 (e) (r)	5,000	5,063
6.25%, 10/02/43 (r)	4,427	4,599
KB Home
7.00%, 12/15/21 (e)	10,943	11,408
7.50%, 09/15/22	4,421	4,653
MGM Resorts International
11.38%, 03/01/18	2,000	2,540
8.63%, 02/01/19 (e)	5,000	5,862
6.75%, 10/01/20 (e)	4,821	5,158
6.63%, 12/15/21 (e)	3,342	3,534
Neiman Marcus Group Ltd. Inc., 8.75%, 10/15/21 (e) (r) (y)	15,544	16,282
Shingle Springs Tribal Gaming Authority, 9.75%, 09/01/21 (r)	12,000	12,960
Shingle Springs Tribal Gaming Authority Term Loan, 6.25%, 06/11/16 (i)	3,176	3,188
Toys R Us Inc., 10.38%, 08/15/17 (e)	8,286	7,105
Unitymedia Hessen GmbH & Co. KG
7.50%, 03/15/19 (r)	10,000	10,875
5.50%, 01/15/23 (r)	4,000	3,880
WideOpenWest Finance LLC
10.25%, 07/15/19	7,500	8,325

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
13.38%, 10/15/19	4,000	4,630
Other Securities		408,328

		592,819

CONSUMER STAPLES - 2.4%
Other Securities		61,518

ENERGY - 16.2%
Alpha Natural Resources Inc.
9.75%, 04/15/18 (e)	10,000	10,600
6.25%, 06/01/21 (e)	10,922	9,338
Arch Coal Inc.
8.00%, 01/15/19 (e) (r)	3,845	3,835
9.88%, 06/15/19	6,857	6,103
7.25%, 06/15/21 (e)	9,090	6,954
Caithness Brookhaven LLC, 6.75%, 07/20/26 (f)	23,570	22,694
Calumet Specialty Products Partners LP
9.63%, 08/01/20 (e)	1,538	1,726
7.63%, 01/15/22 (r)	13,016	13,146
EP Energy LLC, 9.38%, 05/01/20	10,967	12,653
Hercules Offshore Inc.
8.75%, 07/15/21 (e) (r)	6,800	7,582
7.50%, 10/01/21 (r)	8,076	8,561
Penn Virginia Corp.
7.25%, 04/15/19 (e)	2,306	2,364
8.50%, 05/01/20	9,254	9,948
Penn Virginia Resource Partners LP
8.25%, 04/15/18 (e)	9,500	10,070
8.38%, 06/01/20	2,929	3,229
Plains Exploration & Production Co., 6.88%, 02/15/23	12,000	13,380
Quicksilver Resources Inc., 11.00%, 07/01/21 (r)	14,000	15,190
Rosetta Resources Inc., 5.88%, 06/01/22	12,341	12,248
Other Securities		249,878

		419,499

FINANCIALS - 7.4%
Ally Financial Inc.
3.13%, 01/15/16 (e)	6,667	6,814
3.50%, 07/18/16	6,000	6,191
2.75%, 01/30/17 (e)	12,000	12,045
4.75%, 09/10/18	7,500	7,847
7.50%, 09/15/20 (e)	5,000	5,825
General Electric Capital Corp., 6.25%, (callable at 100 beginning 12/15/22) (i) (m)	15,001	15,489
International Lease Finance Corp.
8.63%, 09/15/15	2,988	3,317
8.25%, 12/15/20 (e)	3,003	3,514
8.63%, 01/15/22	3,000	3,541
Toys R Us Property Co. I LLC Term Loan, 6.00%, 08/02/16 (i)	6,538	6,283
Other Securities		119,486

		190,352

HEALTH CARE - 6.0%
HCA Holdings Inc., 6.25%, 02/15/21 (e)	2,678	2,802
HCA Inc.
5.75%, 03/15/14	3,561	3,593
6.50%, 02/15/16 (e)	4,000	4,375
6.50%, 02/15/20	6,571	7,220
7.50%, 02/15/22	3,000	3,292
5.88%, 05/01/23 (e)	6,000	5,925
Valeant Pharmaceuticals International Inc.
6.75%, 08/15/18 (r)	3,733	4,102
7.50%, 07/15/21 (r)	12,586	13,813
Other Securities		111,003

		156,125

	Shares/Par (p)	Value
INDUSTRIALS - 8.9%
Aircastle Ltd.
9.75%, 08/01/18	6,000	6,555
4.63%, 12/15/18	5,451	5,492
6.25%, 12/01/19 (e)	6,155	6,593
Algeco Scotsman Global Finance Plc, 10.75%, 10/15/19 (e) (r)	16,000	16,880
Algeco Scotsman Global Finance Plc Term Loan, 15.75%, 05/10/18 (i) (y)	7,648	7,896
Bombardier Inc.
4.25%, 01/15/16 (e) (r)	3,000	3,135
7.50%, 03/15/18 (e) (r)	2,730	3,105
6.13%, 01/15/23 (r)	7,604	7,547
International Lease Finance Corp., 4.63%, 04/15/21	9,897	9,452
Meritor Inc., 6.75%, 06/15/21 (e)	12,718	12,972
United Continental Holdings Inc.
8.00%, 07/15/24 (e)	3,000	3,009
6.00%, 07/15/26	9,222	7,931
6.00%, 07/15/28	9,952	8,384
Other Securities		130,795

		229,746

INFORMATION TECHNOLOGY - 3.8%
Ancestry.com Inc.
9.63%, 10/15/18 (q) (y)	7,456	7,717
11.00%, 12/15/20	7,000	8,120
First Data Corp.
11.25%, 03/31/16	2,511	2,517
10.63%, 06/15/21 (r)	2,546	2,759
11.75%, 08/15/21 (r)	1,906	2,011
11.75%, 08/15/21 (r)	21,462	22,642
ViaSat Inc., 6.88%, 06/15/20	19,319	20,430
Other Securities		32,422

		98,618

MATERIALS - 7.9%
Boart Longyear Management Pty Ltd., 10.00%, 10/01/18 (r)	14,312	14,777
Cemex SAB de CV
9.50%, 06/15/18 (r)	1,552	1,762
6.50%, 12/10/19 (e) (r)	9,791	10,114
7.25%, 01/15/21 (r)	13,228	13,691
FMG Resources August 2006 Pty Ltd.
8.25%, 11/01/19 (e) (r)	10,859	12,189
6.88%, 04/01/22 (e) (r)	6,500	7,085
Xstrata Finance Canada Ltd.
2.05%, 10/23/15 (r)	7,447	7,542
4.25%, 10/25/22 (r)	5,239	4,988
Other Securities		131,769

		203,917

TELECOMMUNICATION SERVICES - 6.6%
Cincinnati Bell Inc.
8.75%, 03/15/18 (e)	4,403	4,623
8.38%, 10/15/20	8,000	8,660
Frontier Communications Corp.
8.50%, 04/15/20	5,718	6,404
9.25%, 07/01/21	3,000	3,457
8.75%, 04/15/22	1,295	1,437
7.63%, 04/15/24 (e)	1,968	1,963
9.00%, 08/15/31 (e)	7,429	7,355
Intelsat Jackson Holdings SA, 6.63%, 12/15/22 (e) (r) (y)	15,000	15,450
Sprint Corp., 7.13%, 06/15/24 (r)	12,000	12,180
Sprint Nextel Corp.
7.00%, 03/01/20 (e) (r)	2,553	2,847
11.50%, 11/15/21	4,000	5,240
6.00%, 11/15/22 (e)	6,000	5,850

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
T-Mobile USA Inc.
6.54%, 04/28/20 (e)	3,073	3,273
6.63%, 04/28/21 (e)	1,927	2,033
6.13%, 01/15/22	4,549	4,629
6.84%, 04/28/23 (e)	654	679
6.50%, 01/15/24	5,000	5,062
Verizon Communications Inc.
5.15%, 09/15/23	12,500	13,400
6.55%, 09/15/43	10,631	12,397
Other Securities		52,502

		169,441

UTILITIES - 1.7%
Other Securities		43,901

Total Corporate Bonds and Notes (cost $2,105,734)		2,165,936

COMMON STOCKS - 5.3%

CONSUMER DISCRETIONARY - 0.9%
Other Securities		23,144

CONSUMER STAPLES - 0.3%
Other Securities		7,460

ENERGY - 0.6%
Other Securities		15,388

FINANCIALS - 1.3%
Wells Fargo & Co.	225	10,215
Other Securities		22,613

		32,828

HEALTH CARE - 0.3%
Other Securities		7,081

INDUSTRIALS - 0.7%
Other Securities		19,678

INFORMATION TECHNOLOGY - 0.1%
Other Securities		3,671

MATERIALS - 0.5%
Other Securities		12,838

TELECOMMUNICATION SERVICES - 0.4%
Other Securities		9,372

UTILITIES - 0.2%
Other Securities		6,358

Total Common Stocks (cost $109,740)		137,818

PREFERRED STOCKS - 2.8%

ENERGY - 0.4%
Other Securities		9,883

FINANCIALS - 2.4%
Ally Financial Inc., 7.00%, (callable at 1,000 beginning 02/10/14) (m) (r)	1	968
Wells Fargo & Co., 5.85%, (callable at 25 beginning 09/15/23) (e) (m)	487	11,479
Wells Fargo & Co., 6.63%, (callable at 25 beginning 03/15/24) (m)	867	22,299
Other Securities		27,134

		61,880

Total Preferred Stocks (cost $73,762)		71,763

	Shares/Par (p)	Value
TRUST PREFERREDS - 0.1%

FINANCIALS - 0.1%
Other Securities		2,589

Total Trust Preferreds (cost $2,430)		2,589

INVESTMENT COMPANIES - 0.6%
Other Securities		14,900

Total Investment Companies (cost $12,178)		14,900

OTHER EQUITY INTERESTS - 0.8%
United Rentals North America Inc., 7.63%, 04/15/22 (u)	6,372	7,081
United Rentals North America Inc., 6.13%, 06/15/23 (e) (u)	5,000	5,075
Other Securities		8,746

Total Other Equity Interests (cost $19,612)		20,902

SHORT TERM INVESTMENTS - 14.7%

Investment Companies - 2.9%
JNL Money Market Fund, 0.01% (a) (h)	76,390	76,390

Securities Lending Collateral - 11.8%
Securities Lending Cash Collateral Fund LLC, 0.22% (a) (h)	305,909	305,909

Total Short Term Investments (cost $382,299)		382,299

Total Investments - 110.2% (cost $2,757,239)		2,849,621
Other Assets and Liabilities, Net - (10.2%)		(264,286)

Total Net Assets - 100.0%		$2,585,335

JNL/PPM America Mid Cap Value Fund

COMMON STOCKS - 99.6%

CONSUMER DISCRETIONARY - 13.7%
Bally Technologies Inc. (c)	38	$3,013
Best Buy Co. Inc.	112	4,459
Foot Locker Inc.	155	6,427
Macy’s Inc.	147	7,828
Meredith Corp.	119	6,159
Newell Rubbermaid Inc.	251	8,122
Royal Caribbean Cruises Ltd.	92	4,344
Viacom Inc. - Class B	36	3,179

		43,531

CONSUMER STAPLES - 2.4%
Ingredion Inc.	113	7,757

ENERGY - 10.0%
Diamond Offshore Drilling Inc.	137	7,781
Helix Energy Solutions Group Inc. (c)	246	5,712
National Oilwell Varco Inc.	37	2,958
Patterson-UTI Energy Inc.	320	8,102
W&T Offshore Inc. (e)	467	7,472

		32,025

FINANCIALS - 18.5%
Allstate Corp.	115	6,245
American Financial Group Inc.	134	7,746
Astoria Financial Corp.	509	7,041
FirstMerit Corp.	277	6,147
Hartford Financial Services Group Inc.	213	7,731
Janus Capital Group Inc.	699	8,644
Lincoln National Corp.	149	7,712

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
Reinsurance Group of America Inc.	102	7,865

		59,131

HEALTH CARE - 8.5%
CIGNA Corp.	89	7,812
Hill-Rom Holdings Inc.	165	6,833
LifePoint Hospitals Inc. (c)	118	6,256
Teleflex Inc.	65	6,092

		26,993

INDUSTRIALS - 22.5%
Belden Inc.	52	3,635
Con-Way Inc.	156	6,211
Esterline Technologies Corp. (c)	87	8,840
GATX Corp.	87	4,560
Kennametal Inc.	159	8,295
Lincoln Electric Holdings Inc.	84	5,957
SkyWest Inc.	198	2,930
Spirit Aerosystems Holdings Inc. - Class A (c)	235	7,992
Steelcase Inc. - Class A	394	6,253
Terex Corp.	200	8,415
Textron Inc.	233	8,575

		71,663

INFORMATION TECHNOLOGY - 10.2%
Applied Materials Inc.	362	6,407
Avnet Inc.	190	8,372
Fairchild Semiconductor International Inc. (c)	353	4,717
Omnivision Technologies Inc. (c)	299	5,144
Teradyne Inc. (c)	451	7,940

		32,580

MATERIALS - 10.0%
Allegheny Technologies Inc.	100	3,574
Ashland Inc.	50	4,842
Nucor Corp.	59	3,160
Olin Corp. (e)	212	6,122
Reliance Steel & Aluminum Co.	103	7,827
Steel Dynamics Inc.	321	6,264

		31,789

UTILITIES - 3.8%
Edison International	126	5,820
PNM Resources Inc.	260	6,264

		12,084

Total Common Stocks (cost $248,570)		317,553

SHORT TERM INVESTMENTS - 2.8%

Investment Companies - 0.8%
JNL Money Market Fund, 0.01% (a) (h)	2,518	2,518

Securities Lending Collateral - 2.0%
Securities Lending Cash Collateral Fund LLC, 0.22% (a) (h)	6,311	6,311

Total Short Term Investments (cost $8,829)		8,829

Total Investments - 102.4% (cost $257,399)		326,382
Other Assets and Liabilities, Net - (2.4%)		(7,576)

Total Net Assets - 100.0%		$318,806

JNL/PPM America Small Cap Value Fund

COMMON STOCKS - 99.7%

CONSUMER DISCRETIONARY - 15.8%
Bally Technologies Inc. (c)	58	$4,519
Bob Evans Farms Inc.	90	4,558

	Shares/Par (p)	Value
Columbia Sportswear Co. (e)	68	5,316
Foot Locker Inc.	126	5,209
Jakks Pacific Inc. (e)	334	2,244
Meredith Corp.	104	5,403
Skechers U.S.A. Inc. - Class A (c)	60	1,981
Superior Industries International Inc.	242	4,996

		34,226

CONSUMER STAPLES - 4.9%
Cott Corp.	667	5,372
Ingredion Inc.	76	5,203

		10,575

ENERGY - 9.4%
Helix Energy Solutions Group Inc. (c)	225	5,216
Hercules Offshore Inc. (c)	837	5,462
Patterson-UTI Energy Inc.	170	4,294
W&T Offshore Inc.	329	5,258

		20,230

FINANCIALS - 13.4%
American Financial Group Inc.	70	4,023
Astoria Financial Corp.	386	5,333
FirstMerit Corp.	242	5,369
Independent Bank Corp.	135	5,271
Janus Capital Group Inc.	457	5,654
Reinsurance Group of America Inc.	41	3,197

		28,847

HEALTH CARE - 9.2%
Greatbatch Inc. (c)	126	5,578
Hill-Rom Holdings Inc.	120	4,969
LifePoint Hospitals Inc. (c)	96	5,057
Teleflex Inc.	46	4,299

		19,903

INDUSTRIALS - 25.9%
Apogee Enterprises Inc.	59	2,133
Belden Inc.	76	5,382
Con-Way Inc.	135	5,369
Esterline Technologies Corp. (c)	54	5,547
GATX Corp.	73	3,829
GenCorp Inc. (c) (e)	276	4,970
Kennametal Inc.	105	5,441
Lincoln Electric Holdings Inc.	28	2,019
SkyWest Inc.	340	5,035
Spirit Aerosystems Holdings Inc. - Class A (c)	157	5,344
Steelcase Inc. - Class A	338	5,354
Terex Corp.	130	5,459

		55,882

INFORMATION TECHNOLOGY - 11.6%
Benchmark Electronics Inc. (c)	235	5,419
Fairchild Semiconductor International Inc. (c)	246	3,279
Omnivision Technologies Inc. (c)	321	5,516
SYNNEX Corp. (c)	79	5,352
Teradyne Inc. (c)	310	5,464

		25,030

MATERIALS - 7.5%
Allegheny Technologies Inc.	90	3,196
Olin Corp. (e)	186	5,372
Reliance Steel & Aluminum Co.	47	3,564
Steel Dynamics Inc.	212	4,133

		16,265

UTILITIES - 2.0%
PNM Resources Inc.	178	4,298

Total Common Stocks (cost $175,847)		215,256

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
SHORT TERM INVESTMENTS - 9.3%

Investment Companies - 2.8%
JNL Money Market Fund, 0.01% (a) (h)	6,049	6,049

Securities Lending Collateral - 6.5%
Securities Lending Cash Collateral Fund LLC, 0.22% (a) (h)	14,019	14,019

Total Short Term Investments (cost $20,068)		20,068

Total Investments - 109.0% (cost $195,915)		235,324
Other Assets and Liabilities, Net - (9.0%)		(19,505)

Total Net Assets - 100.0%		$215,819

JNL/PPM America Value Equity Fund

COMMON STOCKS - 100.0%

CONSUMER DISCRETIONARY - 12.4%
Best Buy Co. Inc.	59	$2,353
Comcast Corp. - Class A	71	3,679
General Motors Co. (c)	64	2,632
Macy’s Inc.	84	4,485
Newell Rubbermaid Inc.	111	3,604
Royal Caribbean Cruises Ltd.	38	1,821
Viacom Inc. - Class B	43	3,712

		22,286

CONSUMER STAPLES - 5.8%
Altria Group Inc.	93	3,559
Archer-Daniels-Midland Co.	96	4,171
CVS Caremark Corp.	38	2,712

		10,442

ENERGY - 13.2%
Apache Corp.	50	4,297
Chevron Corp.	35	4,410
Diamond Offshore Drilling Inc.	71	4,041
National Oilwell Varco Inc.	51	4,072
Occidental Petroleum Corp.	47	4,460
Patterson-UTI Energy Inc.	96	2,438

		23,718

FINANCIALS - 24.4%
Allstate Corp.	59	3,191
Bank of America Corp.	139	2,166
Goldman Sachs Group Inc.	26	4,556
Hartford Financial Services Group Inc.	122	4,427
JPMorgan Chase & Co.	78	4,561
Lincoln National Corp.	86	4,413
Morgan Stanley	142	4,450
PNC Financial Services Group Inc.	50	3,895
Travelers Cos. Inc.	45	4,092
U.S. Bancorp	90	3,624
Wells Fargo & Co.	99	4,495

		43,870

HEALTH CARE - 10.8%
CIGNA Corp.	51	4,461
Johnson & Johnson	19	1,704
Medtronic Inc.	77	4,419
Merck & Co. Inc.	89	4,474
Pfizer Inc.	144	4,411

		19,469

INDUSTRIALS - 9.8%
Caterpillar Inc.	51	4,586
Lockheed Martin Corp.	31	4,668

	Shares/Par (p)	Value
Spirit Aerosystems Holdings Inc. - Class A (c)	70	2,396
Terex Corp.	48	2,003
Textron Inc.	110	4,036

		17,689

INFORMATION TECHNOLOGY - 15.9%
Apple Inc.	8	4,321
Applied Materials Inc.	205	3,623
Avnet Inc.	51	2,258
Hewlett-Packard Co.	128	3,590
Intel Corp.	177	4,582
International Business Machines Corp.	15	2,738
Microsoft Corp.	118	4,417
Texas Instruments Inc.	69	3,008

		28,537

MATERIALS - 4.2%
Allegheny Technologies Inc.	77	2,740
Ashland Inc.	19	1,873
Nucor Corp.	57	3,042

		7,655

TELECOMMUNICATION SERVICES - 2.0%
AT&T Inc.	102	3,590

UTILITIES - 1.5%
Edison International	57	2,639

Total Common Stocks (cost $132,134)		179,895

SHORT TERM INVESTMENTS - 0.5%

Investment Companies - 0.5%
JNL Money Market Fund, 0.01% (a) (h)	926	926

Total Short Term Investments (cost $926)		926

Total Investments - 100.5% (cost $133,060)		180,821
Other Assets and Liabilities, Net - (0.5%)		(983)

Total Net Assets - 100.0%		$179,838

JNL/Red Rocks Listed Private Equity Fund

COMMON STOCKS - 99.1%

DIVERSIFIED - 19.2%

Holding Companies - Diversified - 19.2%
Ackermans & van Haaren NV	219	$25,615
Aker ASA (e)	522	19,103
Compagnie Industriali Riunite SpA (c)	7,011	11,034
Compass Diversified Holdings	487	9,565
Danaher Corp.	218	16,853
Grand Parade Investments Ltd.	669	302
Remgro Ltd.	575	11,406
Schouw & Co.	737	30,118
Wendel Investissement	238	34,639

		158,635

FINANCIALS - 79.9%

Closed - End Funds - 25.7%
AP Alternative Assets LP	485	13,710
Castle Private Equity Ltd.	686	9,196
Electra Private Equity Plc (c)	891	35,102
HarbourVest Global Private Equity Ltd. - Class A	3,280	33,620
HBM Healthcare Investments AG - Class A	194	14,408
HgCapital Trust Plc	1,549	25,911
Pantheon International LLC (c)	556	9,484
Pantheon International LLC - Redeemable Shares (c)	400	6,703

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
Princess Private Equity Holding Ltd.	641	5,556
Standard Life European Private Equity Trust Plc	4,607	15,564
SVG Capital Plc (c)	6,034	43,197

		212,451

Diversified Financial Services - 17.2%
Blackstone Group LP	1,454	45,801
Intermediate Capital Group Plc	2,734	19,064
KKR & Co. LP	1,688	41,094
Onex Corp.	670	36,146

		142,105

Investment Companies - 8.1%
Better Capital PCC Ltd.	4,261	10,778
Hosken Consolidated Investments Ltd.	1,183	15,788
Investor AB	928	31,982
Oaktree Capital Group LLC - Class A	145	8,519

		67,067

Real Estate - 0.9%
Brookfield Asset Management Inc. - Class A	200	7,766

Venture Capital - 28.0%
Altamir Amboise	1,923	27,299
American Capital Ltd. (c)	1,135	17,748
Apollo Global Management LLC - Class A	1,157	36,571
Aurelius AG	1,021	41,484
Capital Southwest Corp. (e)	32	1,116
Carlyle Group LP	1,042	37,134
Eurazeo	560	43,932
IP Group Plc (c)	2,553	7,189
Ratos AB	2,068	18,702

		231,175

Total Common Stocks (cost $566,112)		819,199

SHORT TERM INVESTMENTS - 0.8%

Investment Companies - 0.8%
JNL Money Market Fund, 0.01% (a) (h)	6,238	6,238

Securities Lending Collateral - 0.0%
Securities Lending Cash Collateral Fund LLC, 0.22% (a) (h)	119	119

Total Short Term Investments (cost $6,357)		6,357

Total Investments - 99.9% (cost $572,469)		825,556
Other Assets and Liabilities, Net - 0.1%		1,141

Total Net Assets - 100.0%		$826,697

JNL/S&P Competitive Advantage Fund

COMMON STOCKS - 99.7%

CONSUMER DISCRETIONARY - 38.5%
Bed Bath & Beyond Inc. (c)	715	$57,416
Best Buy Co. Inc.	1,349	53,793
Chipotle Mexican Grill Inc. - Class A (c)	106	56,653
Coach Inc.	985	55,272
Delphi Automotive Plc	965	58,029
Family Dollar Stores Inc.	799	51,937
Fossil Group Inc. (c)	446	53,459
Gap Inc.	1,333	52,084
Michael Kors Holdings Ltd. (c)	678	55,026
PetSmart Inc.	769	55,950
Ross Stores Inc.	742	55,590
TJX Cos. Inc.	889	56,680

		661,889

CONSUMER STAPLES - 7.3%
Campbell Soup Co. (e)	1,444	62,493

	Shares/Par (p)	Value
Monster Beverage Corp. (c)	937	63,503

		125,996

INDUSTRIALS - 19.8%
Boeing Co.	416	56,740
CH Robinson Worldwide Inc. (e)	948	55,280
Fastenal Co. (e)	1,184	56,247
Robert Half International Inc.	1,442	60,555
Rockwell Collins Inc.	768	56,739
WW Grainger Inc.	215	54,791

		340,352

INFORMATION TECHNOLOGY - 24.1%
Apple Inc.	101	56,772
International Business Machines Corp.	314	58,941
Intuit Inc.	751	57,341
Linear Technology Corp. (e)	1,313	59,826
MasterCard Inc. - Class A	74	61,618
Paychex Inc.	1,279	58,252
Seagate Technology	1,119	62,836

		415,586

MATERIALS - 10.0%
FMC Corp.	766	57,800
LyondellBasell Industries NV - Class A	716	57,513
Sherwin-Williams Co.	308	56,499

		171,812

Total Common Stocks (cost $1,491,853)		1,715,635

SHORT TERM INVESTMENTS - 2.9%

Investment Companies - 0.8%
JNL Money Market Fund, 0.01% (a) (h)	14,536	14,536

Securities Lending Collateral - 2.1%
Securities Lending Cash Collateral Fund LLC, 0.22% (a) (h)	36,639	36,639

Total Short Term Investments (cost $51,175)		51,175

Total Investments - 102.6% (cost $1,543,028)		1,766,810
Other Assets and Liabilities, Net - (2.6%)		(45,559)

Total Net Assets - 100.0%		$1,721,251

JNL/S&P Dividend Income & Growth Fund

COMMON STOCKS - 99.5%

CONSUMER DISCRETIONARY - 9.9%
Mattel Inc.	2,080	$98,959
McDonald’s Corp.	987	95,771
Target Corp.	1,505	95,230

		289,960

CONSUMER STAPLES - 10.4%
Campbell Soup Co.	2,466	106,730
Clorox Co. (e)	1,029	95,494
Sysco Corp.	2,831	102,206

		304,430

ENERGY - 9.7%
Chevron Corp.	779	97,258
ConocoPhillips	1,310	92,518
Occidental Petroleum Corp.	1,003	95,365

		285,141

FINANCIALS - 9.5%
HCP Inc.	2,621	95,206
Kimco Realty Corp.	4,570	90,255

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
Public Storage	618	93,092

		278,553

HEALTH CARE - 9.6%
Baxter International Inc.	1,397	97,184
Johnson & Johnson	1,008	92,291
Pfizer Inc.	2,985	91,433

		280,908

INDUSTRIALS - 10.4%
Caterpillar Inc.	1,130	102,660
General Electric Co.	3,573	100,147
Lockheed Martin Corp.	680	101,096

		303,903

INFORMATION TECHNOLOGY - 10.2%
Cisco Systems Inc.	4,516	101,395
Intel Corp.	4,019	104,327
Microsoft Corp.	2,471	92,488

		298,210

MATERIALS - 10.2%
Air Products & Chemicals Inc.	882	98,595
E.I. du Pont de Nemours & Co.	1,539	99,975
Praxair Inc.	763	99,260

		297,830

TELECOMMUNICATION SERVICES - 9.9%
AT&T Inc.	2,737	96,243
CenturyLink Inc.	3,144	100,123
Verizon Communications Inc.	1,917	94,186

		290,552

UTILITIES - 9.7%
Consolidated Edison Inc.	1,729	95,604
Public Service Enterprise Group Inc.	2,889	92,567
Southern Co.	2,338	96,122

		284,293

Total Common Stocks (cost $2,680,594)		2,913,780

SHORT TERM INVESTMENTS - 1.5%

Investment Companies - 0.4%
JNL Money Market Fund, 0.01% (a) (h)	10,767	10,767

Securities Lending Collateral - 1.1%
Securities Lending Cash Collateral Fund LLC, 0.22% (a) (h)	33,803	33,803

Total Short Term Investments (cost $44,570)		44,570

Total Investments - 101.0% (cost $2,725,164)		2,958,350
Other Assets and Liabilities, Net - (1.0%)		(28,976)

Total Net Assets - 100.0%		$2,929,374

JNL/S&P Intrinsic Value Fund

COMMON STOCKS - 99.5%

CONSUMER DISCRETIONARY - 20.1%
Comcast Corp. - Class A	1,059	$55,021
International Game Technology	3,001	54,503
Kohl’s Corp.	942	53,474
Macy’s Inc.	992	52,966
Staples Inc. (e)	3,340	53,075
Viacom Inc. - Class B	640	55,875

		324,914

CONSUMER STAPLES - 3.3%
Tyson Foods Inc. - Class A	1,626	54,411

	Shares/Par (p)	Value
HEALTH CARE - 16.0%
Express Scripts Holding Co. (c)	776	54,499
Humana Inc.	491	50,711
Pfizer Inc.	1,625	49,759
UnitedHealth Group Inc.	697	52,502
WellPoint Inc.	551	50,867

		258,338

INDUSTRIALS - 19.9%
Boeing Co.	385	52,602
Caterpillar Inc.	614	55,729
Dun & Bradstreet Corp.	443	54,434
L-3 Communications Holdings Inc.	504	53,859
Northrop Grumman Systems Corp.	465	53,308
Southwest Airlines Co.	2,795	52,655

		322,587

INFORMATION TECHNOLOGY - 30.4%
Apple Inc.	94	52,944
CA Inc.	1,582	53,246
EMC Corp.	2,180	54,823
Harris Corp.	812	56,689
Hewlett-Packard Co.	1,904	53,266
Intel Corp.	2,194	56,963
NetApp Inc.	1,261	51,883
Oracle Corp.	1,482	56,720
Xerox Corp.	4,507	54,846

		491,380

TELECOMMUNICATION SERVICES - 6.6%
AT&T Inc.	1,486	52,241
CenturyLink Inc.	1,706	54,348

		106,589

UTILITIES - 3.2%
AES Corp.	3,573	51,850

Total Common Stocks (cost $1,434,860)		1,610,069

SHORT TERM INVESTMENTS - 3.0%

Investment Companies - 1.0%
JNL Money Market Fund, 0.01% (a) (h)	15,783	15,783

Securities Lending Collateral - 2.0%
Securities Lending Cash Collateral Fund LLC, 0.22% (a) (h)	32,271	32,271

Total Short Term Investments (cost $48,054)		48,054

Total Investments - 102.5% (cost $1,482,914)		1,658,123
Other Assets and Liabilities, Net - (2.5%)		(41,129)

Total Net Assets - 100.0%		$1,616,994

JNL/S&P Total Yield Fund

COMMON STOCKS - 99.8%

CONSUMER DISCRETIONARY - 19.5%
Best Buy Co. Inc.	915	$36,472
DIRECTV (c)	564	38,958
Gap Inc.	908	35,481
Harman International Industries Inc.	467	38,192
Newell Rubbermaid Inc.	1,262	40,898
Target Corp.	599	37,893

		227,894

CONSUMER STAPLES - 13.1%
Clorox Co.	406	37,663
Coca-Cola Enterprises Inc.	892	39,351

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
Molson Coors Brewing Co.	718	40,330
Safeway Inc.	1,091	35,546

		152,890

ENERGY - 3.3%
Hess Corp.	467	38,721

FINANCIALS - 20.5%
Capital One Financial Corp.	524	40,105
CBRE Group Inc. - Class A (c)	1,547	40,682
Goldman Sachs Group Inc.	221	39,236
Legg Mason Inc. (e)	947	41,170
Torchmark Corp.	493	38,545
Unum Group	1,123	39,384

		239,122

HEALTH CARE - 5.8%
Laboratory Corp. of America Holdings (c)	377	34,460
Quest Diagnostics Inc. (e)	621	33,274

		67,734

INDUSTRIALS - 17.1%
Avery Dennison Corp.	765	38,381
General Electric Co.	1,416	39,684
Iron Mountain Inc.	1,347	40,881
L-3 Communications Holdings Inc.	364	38,904
Textron Inc.	1,140	41,890

		199,740

INFORMATION TECHNOLOGY - 17.1%
Computer Sciences Corp.	716	39,991
Harris Corp.	589	41,143
Hewlett-Packard Co.	1,382	38,658
Nvidia Corp.	2,385	38,214
Yahoo! Inc. (c)	1,020	41,240

		199,246

TELECOMMUNICATION SERVICES - 3.4%
CenturyLink Inc.	1,246	39,675

Total Common Stocks (cost $1,074,222)		1,165,022

SHORT TERM INVESTMENTS - 5.1%

Investment Companies - 0.9%
JNL Money Market Fund, 0.01% (a) (h)	10,090	10,090

Securities Lending Collateral - 4.2%
Securities Lending Cash Collateral Fund LLC, 0.22% (a) (h)	49,493	49,493

Total Short Term Investments (cost $59,583)		59,583

Total Investments - 104.9% (cost $1,133,805)		1,224,605
Other Assets and Liabilities, Net - (4.9%)		(56,950)

Total Net Assets - 100.0%		$1,167,655

JNL/T. Rowe Price Established Growth Fund (z) *

COMMON STOCKS - 98.3%

CONSUMER DISCRETIONARY - 27.3%
Amazon.com Inc. (c)	573	$228,546
AutoZone Inc. (c)	75	35,941
Chipotle Mexican Grill Inc. - Class A (c)	98	52,266
Home Depot Inc.	983	80,957
Las Vegas Sands Corp.	672	52,969
Lowe’s Cos. Inc.	792	39,219
Netflix Inc. (c)	117	43,039

	Shares/Par (p)	Value
Priceline.com Inc. (c)	112	129,975
Starbucks Corp.	977	76,603
Starwood Hotels & Resorts Worldwide Inc.	379	30,127
Tractor Supply Co.	407	31,575
Twenty-First Century Fox Inc. - Class A	748	26,297
Under Armour Inc. - Class A (c) (e)	305	26,626
Walt Disney Co.	356	27,206
Other Securities		316,005

		1,197,351

CONSUMER STAPLES - 4.1%
Costco Wholesale Corp.	242	28,777
CVS Caremark Corp.	631	45,175
Whole Foods Market Inc.	648	37,488
Other Securities		68,303

		179,743

ENERGY - 4.7%
Cabot Oil & Gas Corp. - Class A	677	26,256
Pioneer Natural Resources Co.	251	46,165
Range Resources Corp.	405	34,137
Other Securities		99,058

		205,616

FINANCIALS - 5.5%
American Express Co.	511	46,381
American Tower Corp.	1,004	80,164
Other Securities		113,260

		239,805

HEALTH CARE - 11.5%
Alexion Pharmaceuticals Inc. (c)	191	25,388
Biogen Idec Inc. (c)	276	77,183
Celgene Corp. (c)	284	47,968
Gilead Sciences Inc. (c)	1,607	120,732
McKesson Corp.	463	74,760
Valeant Pharmaceuticals International Inc. (c)	331	38,906
Other Securities		121,041

		505,978

INDUSTRIALS - 12.2%
Boeing Co.	506	68,996
Danaher Corp.	1,259	97,172
Fastenal Co.	913	43,353
Kansas City Southern	407	50,374
Precision Castparts Corp.	350	94,336
Roper Industries Inc.	310	42,935
United Parcel Service Inc. - Class B	294	30,915
Other Securities		108,124

		536,205

INFORMATION TECHNOLOGY - 26.4%
Apple Inc.	223	124,958
Baidu.com - ADR - Class A (c)	300	53,293
Cognizant Technology Solutions Corp. - Class A (c)	386	38,948
eBay Inc. (c)	965	52,941
Google Inc. - Class A (c)	239	267,738
LinkedIn Corp. (c)	137	29,662
MasterCard Inc. - Class A	159	132,420
NHN Corp.	37	25,813
QUALCOMM Inc.	745	55,331
Salesforce.com Inc. (c)	883	48,722
Visa Inc. - Class A	549	122,185
Other Securities		205,156

		1,157,167

MATERIALS - 3.4%
Ecolab Inc.	430	44,805

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
Praxair Inc.	271	35,199
Sherwin-Williams Co.	224	41,067
Other Securities		28,172

		149,243

TELECOMMUNICATION SERVICES - 3.2%
Crown Castle International Corp. (c)	1,348	98,961
Other Securities		40,053

		139,014

Total Common Stocks (cost $2,849,773)		4,310,122

PREFERRED STOCKS - 0.0%

INFORMATION TECHNOLOGY - 0.0%
Other Securities		97

Total Preferred Stocks (cost $1,185)		97

SHORT TERM INVESTMENTS - 3.2%

Investment Companies - 1.8%
JNL Money Market Fund, 0.01% (a) (h)	2,001	2,001
T. Rowe Price Reserves Investment Fund, 0.05% (a) (h)	76,729	76,729

		78,730

Securities Lending Collateral - 1.4%
Securities Lending Cash Collateral Fund LLC, 0.22% (a) (h)	59,770	59,770

Total Short Term Investments (cost $138,500)		138,500

Total Investments - 101.5% (cost $2,989,458)		4,448,719
Other Assets and Liabilities, Net - (1.5%)		(66,678)

Total Net Assets - 100.0%		$4,382,041

JNL/T. Rowe Price Mid-Cap Growth Fund (z) *

COMMON STOCKS - 94.7%

CONSUMER DISCRETIONARY - 16.6%
AutoZone Inc. (c)	55	$26,287
Carmax Inc. (c)	793	37,287
Charter Communications Inc. - Class A (c)	192	26,258
Dollar General Corp. (c)	492	29,677
Dollar Tree Inc. (c)	355	20,029
Marriott International Inc. - Class A	437	21,570
Norwegian Cruise Line Holdings Ltd. (c)	603	21,388
O’Reilly Automotive Inc. (c)	192	24,712
Other Securities		219,821

		427,029

CONSUMER STAPLES - 3.3%
Other Securities		84,777

ENERGY - 5.7%
EQT Corp.	383	34,386
Range Resources Corp.	356	30,014
SM Energy Co.	386	32,081
Other Securities		49,216

		145,697

FINANCIALS - 7.5%
CBOE Holdings Inc.	418	21,719
Fidelity National Financial Inc. - Class A	1,037	33,651
HCC Insurance Holdings Inc.	437	20,163
TD Ameritrade Holding Corp.	770	23,593

	Shares/Par (p)	Value
Other Securities		93,391

		192,517

HEALTH CARE - 17.3%
Agilent Technologies Inc.	463	26,479
Alkermes Plc (c)	573	23,298
CareFusion Corp. (c)	684	27,237
Covance Inc. (c)	329	28,972
Dentsply International Inc.	656	31,803
Henry Schein Inc. (c)	219	25,023
Idexx Laboratories Inc. (c)	232	24,678
Laboratory Corp. of America Holdings (c)	277	25,309
Other Securities		229,678

		442,477

INDUSTRIALS - 21.4%
AMETEK Inc.	546	28,758
Babcock & Wilcox Co. (e)	901	30,805
DigitalGlobe Inc. (c)	536	22,056
Equifax Inc.	328	22,662
Fastenal Co.	575	27,318
Hertz Global Holdings Inc. (c)	824	23,583
IDEX Corp.	501	36,999
IHS Inc. - Class A (c)	350	41,895
Kansas City Southern	164	20,308
Manpower Inc.	326	27,990
Pall Corp.	421	35,932
Quanta Services Inc. (c)	955	30,140
Roper Industries Inc.	219	30,371
Textron Inc.	1,093	40,179
Verisk Analytics Inc. - Class A (c)	314	20,636
Other Securities		109,167

		548,799

INFORMATION TECHNOLOGY - 18.6%
Akamai Technologies Inc. (c)	546	25,760
Concur Technologies Inc. (c) (e)	192	19,810
FactSet Research Systems Inc. (e)	219	23,779
Fiserv Inc. (c)	766	45,232
Gartner Inc. - Class A (c)	437	31,049
JDS Uniphase Corp. (c)	1,638	21,261
Motorola Solutions Inc.	392	26,460
Red Hat Inc. (c)	569	31,887
Vantiv Inc. - Class A (c)	629	20,512
VeriSign Inc. (c)	464	27,738
Xilinx Inc.	440	20,205
Other Securities		183,928

		477,621

MATERIALS - 3.7%
Rockwood Holdings Inc.	365	26,251
Other Securities		69,059

		95,310

UTILITIES - 0.6%
Other Securities		15,881

Total Common Stocks (cost $1,657,962)		2,430,108

PREFERRED STOCKS - 0.3%

CONSUMER DISCRETIONARY - 0.0%
Other Securities		431

INFORMATION TECHNOLOGY - 0.3%
Other Securities		7,900

Total Preferred Stocks (cost $10,310)		8,331

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
SHORT TERM INVESTMENTS - 8.8%

Investment Companies - 5.0%
JNL Money Market Fund, 0.01% (a) (h)	1,000	1,000
T. Rowe Price Reserves Investment Fund, 0.05% (a) (h)	127,000	127,000

		128,000

Securities Lending Collateral - 3.8%
Securities Lending Cash Collateral Fund LLC, 0.22% (a) (h)	95,951	95,951

Treasury Securities - 0.0%
Other Securities		150

Total Short Term Investments (cost $224,101)		224,101

Total Investments - 103.8% (cost $1,892,373)		2,662,540
Other Assets and Liabilities, Net - (3.8%)		(97,068)

Total Net Assets - 100.0%		$2,565,472

JNL/T. Rowe Price Short-Term Bond Fund (z) *

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 19.7%
Ally Master Owner Trust
0.97%, 02/15/17 (i)	$8,000	$8,032
1.00%, 02/15/18	580	580
American Express Credit Account Master Trust
0.34%, 04/17/17 (i)	3,185	3,187
0.99%, 03/15/18	2,840	2,849
1.29%, 03/15/18 (r)	3,245	3,267
1.07%, 05/15/18 (r)	770	772
Banc of America Commercial Mortgage Trust REMIC
5.73%, 05/10/45 (i)	6,510	7,100
5.37%, 09/10/45 (i)	3,260	3,498
5.63%, 07/10/46	1,860	2,016
Banc of America Merill Lynch Commercial Mortgage Inc. REMIC
4.63%, 12/10/42	680	685
4.62%, 07/10/43	3,200	3,254
4.67%, 07/10/43	7,804	8,163
Bear Stearns Commercial Mortgage Securities Trust
5.20%, 01/12/41	237	237
REMIC, 5.20%, 12/11/38	4,560	4,981
REMIC, 4.72%, 02/11/41	36	36
REMIC, 4.67%, 06/11/41	1,033	1,074
REMIC, 5.54%, 09/11/41	1,280	1,396
REMIC, 5.54%, 10/12/41	1,854	2,026
REMIC, 5.75%, 09/11/42	2,076	2,155
REMIC, 5.70%, 06/11/50	714	737
Capital Auto Receivables Asset Trust
0.79%, 06/20/17	4,790	4,784
1.09%, 03/20/18	6,860	6,834
CarMax Auto Owner Trust
3.75%, 12/15/15	660	663
4.88%, 08/15/16	420	422
0.89%, 09/15/16	1,461	1,465
0.84%, 03/15/17	3,040	3,051
0.52%, 07/17/17	3,095	3,093
Ford Credit Auto Lease Trust
1.01%, 05/15/16	2,130	2,131
1.28%, 06/15/16	1,565	1,566
1.23%, 11/15/16	2,010	2,009
1.51%, 08/15/17	1,375	1,374

	Shares/Par (p)	Value
REMIC, 1.10%, 12/15/15 (r)	735	737
REMIC, 1.50%, 03/15/17 (r)	910	913
Ford Credit Auto Owner Trust, 4.05%, 10/15/16	645	658
Ford Credit Floorplan Master Owner Trust
0.74%, 09/15/16	3,945	3,950
4.20%, 02/15/17 (r)	3,120	3,245
4.99%, 02/15/17 (r)	2,230	2,316
GE Dealer Floorplan Master Note Trust
0.61%, 10/20/17 (i)	5,265	5,269
0.57%, 04/20/18 (i)	4,635	4,638
HSBC Home Equity Loan Trust REMIC, 0.32%, 03/20/36 (i)	940	918
Hyundai Auto Receivables Trust
0.73%, 06/15/18	4,305	4,291
0.75%, 09/17/18	3,900	3,876
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC
4.68%, 07/15/42	361	367
5.00%, 08/15/42 (i)	2,421	2,562
5.48%, 12/12/44 (i)	1,700	1,814
1.03%, 05/15/45	364	364
JPMorgan Mortgage Trust REMIC, 2.76%, 07/25/35 (i)	244	244
Mercedes-Benz Master Owner Trust, 0.79%, 11/15/17 (r)	9,925	9,931
Morgan Stanley Capital I Trust REMIC
5.27%, 06/13/41 (i)	703	712
4.78%, 12/13/41	904	925
4.99%, 08/13/42	1,565	1,635
6.28%, 01/11/43 (i)	1,973	2,017
5.73%, 07/12/44 (i)	2,507	2,731
SBA Tower Trust
2.93%, 12/15/17 (r)	6,310	6,421
REMIC, 3.60%, 04/15/18 (r)	2,270	2,218
REMIC, 2.24%, 04/16/18 (r)	2,925	2,876
SMART Trust
0.84%, 09/14/16	785	784
1.59%, 10/14/16 (r)	4,240	4,271
0.97%, 03/14/17	2,320	2,319
1.18%, 02/14/19	1,165	1,150
Other Securities		168,808

Total Non-U.S. Government Agency Asset-Backed Securities (cost $328,679)		326,397

CORPORATE BONDS AND NOTES - 52.0%

CONSUMER DISCRETIONARY - 4.5%
Daimler Finance North America LLC
0.86%, 03/28/14 (i) (r)	4,845	4,852
1.88%, 09/15/14 (r)	1,710	1,725
1.10%, 08/01/18 (i) (r)	3,745	3,765
DIRECTV Holdings LLC
4.75%, 10/01/14	7,460	7,682
3.50%, 03/01/16	2,635	2,766
1.75%, 01/15/18 (e)	3,120	3,059
Interpublic Group of Cos. Inc.
6.25%, 11/15/14	3,432	3,574
2.25%, 11/15/17	5,055	4,981
Other Securities		41,790

		74,194

CONSUMER STAPLES - 2.8%
Bunge Ltd. Finance Corp.
5.35%, 04/15/14	1,860	1,884
5.10%, 07/15/15	1,650	1,747
3.20%, 06/15/17	6,640	6,826
Other Securities		36,169

		46,626

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
ENERGY - 9.6%
Anadarko Petroleum Corp.
5.75%, 06/15/14	4,275	4,365
6.38%, 09/15/17	4,205	4,826
Energy Transfer Partners LP
8.50%, 04/15/14	4,390	4,482
5.95%, 02/01/15	4,110	4,330
6.70%, 07/01/18	625	725
Ensco Plc, 3.25%, 03/15/16	7,605	7,940
Pioneer Natural Resources Co., 5.88%, 07/15/16	7,238	8,028
Transocean Inc.
4.95%, 11/15/15	3,345	3,583
5.05%, 12/15/16 (l)	1,285	1,419
2.50%, 10/15/17 (l)	3,095	3,126
Other Securities		115,780

		158,604

FINANCIALS - 21.3%
American International Group Inc.
4.25%, 09/15/14	8,350	8,559
3.00%, 03/20/15	1,215	1,248
Bank of America Corp.
1.50%, 10/09/15	6,240	6,303
1.25%, 01/11/16	5,045	5,067
1.07%, 03/22/16 (i)	2,030	2,044
Bank of Nova Scotia, 0.75%, 10/09/15 (e)	8,215	8,242
Barclays Bank Plc
5.20%, 07/10/14	7,360	7,544
5.00%, 09/22/16	2,655	2,923
Citigroup Inc.
1.25%, 01/15/16	4,270	4,284
1.04%, 04/01/16 (i)	7,260	7,307
1.30%, 11/15/16 (e)	765	762
Ford Motor Credit Co. LLC
3.88%, 01/15/15	6,145	6,341
2.75%, 05/15/15	3,630	3,724
3.00%, 06/12/17	2,090	2,171
General Electric Capital Corp.
2.38%, 06/30/15	5,820	5,973
0.96%, 04/02/18 (i)	8,150	8,215
Goldman Sachs Group Inc., 1.60%, 11/23/15	11,285	11,406
HSBC Bank Plc, 0.88%, 05/15/18 (i) (r)	4,875	4,886
HSBC USA Inc., 2.38%, 02/13/15	3,225	3,291
JPMorgan Chase & Co.
0.86%, 02/26/16 (i)	3,195	3,208
2.00%, 08/15/17	8,560	8,679
Morgan Stanley
1.49%, 02/25/16 (i)	9,680	9,806
1.52%, 04/25/18 (i)	5,755	5,837
Nordea Bank AB, 0.88%, 05/13/16 (r)	10,140	10,089
Principal Life Global Funding II, 0.61%, 05/27/16 (i) (r)	10,015	10,032
Sumitomo Mitsui Banking Corp.
1.90%, 01/12/15 (r)	6,225	6,286
0.90%, 01/18/16	3,235	3,229
Swedbank AB, 1.75%, 03/12/18 (e) (r)	9,235	9,069
Westpac Banking Corp.
1.13%, 09/25/15	5,595	5,656
1.05%, 11/25/16	2,580	2,571
Other Securities		177,615

		352,367

HEALTH CARE - 3.3%
AbbVie Inc., 1.20%, 11/06/15	8,090	8,172
Express Scripts Holding Co.
2.75%, 11/21/14	4,895	4,989
2.10%, 02/12/15	945	959

	Shares/Par (p)	Value
Express Scripts Inc., 3.13%, 05/15/16	2,700	2,818
Warner Chilcott Co. LLC, 7.75%, 09/15/18	7,793	8,436
Other Securities		29,077

		54,451

INDUSTRIALS - 2.7%
Other Securities		45,374

INFORMATION TECHNOLOGY - 1.1%
Other Securities		18,806

MATERIALS - 0.8%
Other Securities		14,046

TELECOMMUNICATION SERVICES - 2.5%
American Tower Corp., 4.63%, 04/01/15	9,900	10,355
CC Holdings GS V LLC, 2.38%, 12/15/17	8,750	8,663
Verizon Communications Inc.
0.44%, 03/06/15 (i) (r)	4,960	4,952
2.50%, 09/15/16	4,420	4,570
Other Securities		12,887

		41,427

UTILITIES - 3.4%
Other Securities		56,413

Total Corporate Bonds and Notes (cost $856,334)		862,308

GOVERNMENT AND AGENCY OBLIGATIONS - 23.5%

GOVERNMENT SECURITIES - 9.3%

Federal National Mortgage Association - 1.9% (w)
Federal National Mortgage Association
0.63%, 08/26/16	9,780	9,763
0.88%, 08/28/17	16,400	16,186
0.88%, 10/26/17	5,995	5,891

		31,840

Municipals - 0.3%
Other Securities		5,306

Sovereign - 0.7%
Mexico Bonos, 9.50%, 12/18/14, MXN	115,985	9,363
Other Securities		1,793

		11,156

Treasury Inflation Index Securities - 3.3%
U.S. Treasury Inflation Indexed Note
2.00%, 07/15/14 (n) (o)	43,589	44,549
0.50%, 04/15/15 (n)	10,550	10,783

		55,332

U.S. Treasury Securities - 3.1%
U.S. Treasury Note
0.38%, 08/31/15	25,000	25,037
0.63%, 11/15/16	25,445	25,366

		50,403

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 14.2%

Federal Home Loan Mortgage Corp. - 2.1%
Federal Home Loan Mortgage Corp.
4.00%, 02/01/14	—	—
4.00%, 03/01/14	—	—
4.00%, 03/01/14	—	—
4.00%, 03/01/14	—	—
4.00%, 03/01/14	—	—
4.00%, 03/01/14	—	—
4.00%, 03/01/14	2	2
4.00%, 03/01/14	—	—
4.00%, 03/01/14	—	—
4.00%, 04/01/14	—	—
4.00%, 04/01/14	—	—
4.00%, 04/01/14	—	1

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
5.00%, 10/01/17	93	99
5.00%, 10/01/17	86	91
5.00%, 11/01/17	215	227
5.00%, 01/01/18	336	355
5.00%, 03/01/18	77	82
5.00%, 03/01/18	735	778
5.00%, 06/01/18	117	124
4.50%, 11/01/18	112	119
1.37%, 05/25/19	7,209	7,210
5.50%, 10/01/19	184	196
5.50%, 01/01/20	154	167
5.50%, 01/01/20	113	123
5.50%, 05/01/20	113	122
5.50%, 07/01/20	95	103
4.50%, 08/01/20	45	48
5.00%, 12/01/23	1,834	1,980
4.50%, 08/01/25	887	952
4.00%, 05/01/26	1,455	1,538
2.36%, 09/01/33 (i)	127	136
2.38%, 09/01/33 (i)	20	21
2.23%, 10/01/34 (i)	60	62
2.38%, 11/01/34 (i)	103	110
2.53%, 11/01/34 (i)	29	31
2.53%, 11/01/34 (i)	34	36
2.53%, 11/01/34 (i)	52	56
2.53%, 01/01/35 (i)	58	62
2.31%, 02/01/35 (i)	52	54
2.40%, 02/01/35 (i)	107	114
2.41%, 02/01/35 (i)	23	24
2.49%, 02/01/35 (i)	56	60
2.49%, 02/01/35 (i)	52	55
2.55%, 02/01/35 (i)	61	65
2.77%, 02/01/35 (i)	66	70
2.50%, 06/01/35 (i)	506	539
2.49%, 09/01/35 (i)	773	823
2.43%, 10/01/35 (i)	348	369
2.35%, 11/01/35 (i)	288	306
2.49%, 03/01/36 (i)	314	336
6.00%, 11/01/37	1,440	1,589
REMIC, 1.43%, 08/25/17	5,810	5,828
REMIC, 5.00%, 10/15/21	364	381
REMIC, 0.62%, 05/15/36 (i)	502	504
REMIC, 0.67%, 08/15/41 (i)	2,801	2,815
REMIC, 0.67%, 07/15/42 (i)	6,409	6,401

		35,164

Federal National Mortgage Association - 9.9%
Federal National Mortgage Association
5.50%, 01/01/17	16	17
5.50%, 01/01/17	12	13
5.50%, 01/01/17	7	8
5.50%, 03/01/18	17	19
5.50%, 12/01/18	94	101
5.50%, 01/01/19	185	198
5.50%, 05/01/19	98	105
4.50%, 06/01/19	234	249
5.00%, 07/01/19	1,268	1,350
5.00%, 12/01/19	1,520	1,627
4.50%, 12/01/20	2,730	2,909
4.50%, 12/01/20	3,761	4,004
4.50%, 04/01/23	2,335	2,487
5.00%, 05/01/23	200	215
5.00%, 06/01/23	874	944
5.50%, 01/01/24	1,119	1,226
4.50%, 08/01/24	4,806	5,235
4.50%, 09/01/24	1,581	1,713
4.50%, 10/01/24	661	719
4.50%, 11/01/24	505	547
4.50%, 11/01/24	2,198	2,341

	Shares/Par (p)	Value
4.50%, 12/01/24	684	741
4.00%, 02/01/25	92	99
4.00%, 03/01/25	1,294	1,385
4.00%, 05/01/25	135	143
4.00%, 07/01/25	605	641
5.50%, 07/01/25	2,952	3,223
5.00%, 09/01/25	765	825
5.00%, 09/01/25	1,150	1,241
3.50%, 10/01/25	1,527	1,598
4.00%, 11/01/25	1,761	1,867
3.50%, 12/01/25	3,703	3,874
3.50%, 01/01/26	2,192	2,294
3.50%, 01/01/26	286	299
3.50%, 01/01/26	2,600	2,721
4.00%, 01/01/26	2,025	2,146
3.50%, 03/01/26	109	114
3.50%, 03/01/26	1,004	1,051
4.00%, 04/01/26	2,631	2,788
4.50%, 04/01/26	5,050	5,376
4.50%, 07/01/26	996	1,060
4.00%, 09/01/26	2,266	2,402
4.00%, 09/01/26	838	888
3.00%, 10/01/26	289	295
4.00%, 10/01/26	1,540	1,633
3.50%, 11/01/26	1,594	1,667
3.50%, 12/01/26	680	711
3.50%, 12/01/26	2,182	2,283
4.00%, 12/01/26	2,781	2,949
3.00%, 01/01/27	2,729	2,788
3.50%, 01/01/27	4,198	4,393
3.50%, 02/01/27	333	348
3.00%, 09/01/27	7,819	7,988
2.41%, 03/01/33 (i)	4	4
1.79%, 06/01/33 (i)	45	47
2.34%, 06/01/33 (i)	474	501
2.35%, 07/01/33 (i)	33	35
2.63%, 09/01/33 (i)	3	3
5.50%, 10/01/33	71	79
5.00%, 11/01/33	501	545
2.20%, 12/01/33 (i)	2	2
2.34%, 12/01/33 (i)	480	511
2.44%, 04/01/34 (i)	10	11
5.50%, 04/01/34	50	55
5.50%, 07/01/34	154	170
2.19%, 10/01/34 (i)	22	23
2.11%, 11/01/34 (i)	5	6
2.42%, 11/01/34 (i)	121	128
2.49%, 11/01/34 (i)	590	631
2.37%, 12/01/34 (i)	61	65
2.40%, 01/01/35 (i)	24	25
2.46%, 01/01/35 (i)	65	69
2.46%, 01/01/35 (i)	88	94
2.49%, 01/01/35 (i)	66	69
5.50%, 01/01/35	1,830	2,013
2.39%, 02/01/35 (i)	166	175
2.50%, 02/01/35 (i)	41	44
2.25%, 03/01/35 (i)	52	55
1.99%, 04/01/35 (i)	306	323
2.69%, 04/01/35 (i)	130	136
2.74%, 04/01/35 (i)	330	346
2.19%, 05/01/35 (i)	689	728
2.26%, 05/01/35 (i)	249	264
2.47%, 05/01/35 (i)	74	79
2.42%, 06/01/35 (i)	573	609
2.44%, 06/01/35 (i)	470	503
2.29%, 07/01/35 (i)	406	423
2.61%, 07/01/35 (i)	377	400
5.00%, 07/01/35	698	758

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
1.76%, 08/01/35 (i)	741	765
2.36%, 08/01/35 (i)	486	518
2.13%, 11/01/35 (i)	791	833
2.44%, 11/01/35 (i)	270	288
5.50%, 11/01/35	3,009	3,316
5.50%, 12/01/35	662	730
2.19%, 02/01/36 (i)	951	1,006
2.48%, 02/01/36 (i)	372	395
2.52%, 03/01/36 (i)	281	300
2.61%, 03/01/36 (i)	632	671
6.00%, 04/01/36	23	26
6.00%, 06/01/36	38	43
5.50%, 07/01/36	743	817
5.50%, 09/01/36	800	880
5.50%, 01/01/37	2,359	2,593
6.00%, 01/01/37	54	60
6.00%, 03/01/37	121	135
5.50%, 04/01/37	519	575
6.00%, 05/01/37	136	151
5.50%, 08/01/37	379	420
5.50%, 08/01/37	1,111	1,222
5.50%, 08/01/37	2,006	2,206
5.50%, 01/01/38	1,138	1,250
5.50%, 01/01/38	1,271	1,395
5.00%, 05/01/38	4,034	4,379
5.50%, 06/01/38	364	400
5.50%, 06/01/38	579	636
5.50%, 09/01/38	2,915	3,204
5.50%, 05/01/39	438	481
5.50%, 11/01/39	415	456
5.50%, 12/01/39	7,205	7,909
6.00%, 04/01/40	1,811	2,005
4.00%, 03/01/41	5,788	5,962
5.00%, 07/01/41	1,528	1,686
4.00%, 10/01/41	9,478	9,763
REMIC, 5.00%, 08/25/19	1,860	1,965
REMIC, 5.00%, 11/25/21	558	585
REMIC, 0.61%, 07/25/42 (i)	5,264	5,251

		163,064

Government National Mortgage Association - 2.2%
Government National Mortgage Association
7.00%, 12/15/17	209	218
5.50%, 07/15/20	147	158
3.00%, 06/20/27	767	788
3.00%, 08/20/27	326	336
2.50%, 09/20/27	4,513	4,507
3.00%, 09/20/27	6,361	6,539
6.00%, 07/15/36	2,581	3,029
4.50%, 09/20/40	2,250	2,420
3.50%, 03/20/43	5,153	5,207
3.50%, 04/20/43	2,087	2,109
REMIC, 0.62%, 07/16/42 (i)	11,041	11,107

		36,418

Total Government and Agency Obligations (cost $388,362)		388,683

SHORT TERM INVESTMENTS - 4.8%

Investment Companies - 4.4%
JNL Money Market Fund, 0.01% (a) (h)	8,187	8,187
T. Rowe Price Reserves Investment Fund, 0.05% (a) (h)	65,124	65,124

		73,311

	Shares/Par (p)	Value
Securities Lending Collateral - 0.4%
Securities Lending Cash Collateral Fund LLC, 0.22% (a) (h)	7,176	7,176

Total Short Term Investments (cost $80,487)		80,487

Total Investments - 100.0% (cost $1,653,862)		1,657,875
Other Assets and Liabilities, Net - (0.0% )		(364)

Total Net Assets - 100.0%		$1,657,511

JNL/T. Rowe Price Value Fund (z) *

COMMON STOCKS - 99.5%

CONSUMER DISCRETIONARY - 7.1%
Carnival Corp. (e)	773	$31,043
Comcast Corp. - Class A	141	7,338
Comcast Corp. - Special Class A	322	16,051
General Motors Co. (c)	568	23,198
Kohl’s Corp.	402	22,808
Lowe’s Cos. Inc.	415	20,539
Other Securities		52,012

		172,989

CONSUMER STAPLES - 7.5%
Bunge Ltd.	219	18,007
Procter & Gamble Co.	680	55,383
Other Securities		108,525

		181,915

ENERGY - 9.9%
Apache Corp.	357	30,638
Phillips 66	731	56,351
Pioneer Natural Resources Co.	149	27,344
Valero Energy Corp.	842	42,432
Other Securities		83,672

		240,437

FINANCIALS - 23.5%
Capital One Financial Corp.	343	26,270
Citigroup Inc.	752	39,187
JPMorgan Chase & Co.	1,294	75,656
Marsh & McLennan Cos. Inc.	532	25,723
MetLife Inc.	888	47,882
Morgan Stanley	1,139	35,713
PNC Financial Services Group Inc.	341	26,447
State Street Corp.	343	25,180
TD Ameritrade Holding Corp.	697	21,347
U.S. Bancorp	1,106	44,662
Wells Fargo & Co.	637	28,920
Weyerhaeuser Co.	1,340	42,291
XL Group Plc	709	22,566
Other Securities		108,150

		569,994

HEALTH CARE - 18.9%
Agilent Technologies Inc.	628	35,933
CIGNA Corp.	237	20,724
Johnson & Johnson	570	52,161
Merck & Co. Inc.	1,316	65,846
Pfizer Inc.	2,853	87,372
Thermo Fisher Scientific Inc.	490	54,517
UnitedHealth Group Inc.	460	34,653
WellPoint Inc.	207	19,088
Other Securities		89,482

		459,776

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
INDUSTRIALS - 10.9%
3M Co.	142	19,930
American Airlines Group Inc (c) (e)	1,513	38,203
Boeing Co.	319	43,595
General Electric Co.	1,797	50,370
Honeywell International Inc.	463	42,304
United Continental Holdings Inc. (c)	608	22,993
United Technologies Corp.	325	36,997
Other Securities		10,870

		265,262

INFORMATION TECHNOLOGY - 7.8%
Avago Technologies Ltd.	519	27,461
Cisco Systems Inc.	854	19,181
Micron Technology Inc. (c)	1,537	33,436
NXP Semiconductors NV (c)	466	21,394
Texas Instruments Inc.	664	29,161
Other Securities		59,333

		189,966

MATERIALS - 5.5%
Celanese Corp. - Class A	637	35,205
International Paper Co.	794	38,905
LyondellBasell Industries NV	347	27,841
Other Securities		31,643

		133,594

TELECOMMUNICATION SERVICES - 1.0%
Other Securities		24,250

UTILITIES - 7.4%
AES Corp.	2,482	36,018
MDU Resources Group Inc.	583	17,798
NRG Energy Inc.	1,319	37,886
Other Securities		87,119

		178,821

Total Common Stocks (cost $1,828,123)		2,417,004

SHORT TERM INVESTMENTS - 3.3%

Investment Companies - 0.3%
JNL Money Market Fund, 0.01% (a) (h)	4,492	4,492
T. Rowe Price Reserves Investment Fund, 0.05% (a) (h)	3,849	3,849

		8,341

Securities Lending Collateral - 3.0%
Securities Lending Cash Collateral Fund LLC, 0.22% (a) (h)	72,498	72,498
Total Short Term Investments (cost $80,839)		80,839

Total Investments - 102.8% (cost $1,908,962)		2,497,843
Other Assets and Liabilities, Net - (2.8%)		(68,377)

Total Net Assets - 100.0%		$2,429,466

JNL/WMC Balanced Fund (z) *

COMMON STOCKS - 66.3%

CONSUMER DISCRETIONARY - 6.5%
Comcast Corp. - Class A	905	$47,037
Ford Motor Co.	1,746	26,945
Lowe’s Cos. Inc.	536	26,567
Mattel Inc.	508	24,181
Omnicom Group Inc.	328	24,426
Time Warner Inc.	461	32,170

	Shares/Par (p)	Value
Other Securities		35,130

		216,456

CONSUMER STAPLES - 4.5%
CVS Caremark Corp.	524	37,496
Kraft Foods Group Inc.	403	21,737
Procter & Gamble Co.	332	27,055
Wal-Mart Stores Inc.	270	21,264
Other Securities		41,228

		148,780

ENERGY - 7.1%
Anadarko Petroleum Corp.	326	25,825
BP Plc - ADR	596	28,991
Chevron Corp.	440	54,964
Exxon Mobil Corp.	519	52,512
Other Securities		75,594

		237,886

FINANCIALS - 14.6%
ACE Ltd.	389	40,230
Ameriprise Financial Inc.	238	27,416
BlackRock Inc.	92	29,001
Citigroup Inc.	610	31,763
JPMorgan Chase & Co.	1,017	59,450
MetLife Inc.	400	21,559
PNC Financial Services Group Inc.	536	41,613
Principal Financial Group Inc.	465	22,905
Prudential Financial Inc.	455	41,942
Wells Fargo & Co.	2,094	95,045
Other Securities		78,670

		489,594

HEALTH CARE - 10.4%
Cardinal Health Inc.	486	32,493
Eli Lilly & Co.	640	32,621
Johnson & Johnson	605	55,444
Medtronic Inc.	616	35,356
Merck & Co. Inc.	1,530	76,566
Pfizer Inc.	1,450	44,426
Other Securities		70,901

		347,807

INDUSTRIALS - 8.6%
FedEx Corp.	180	25,836
General Electric Co.	1,258	35,261
Honeywell International Inc.	291	26,634
United Continental Holdings Inc. (c)	660	24,983
United Parcel Service Inc. - Class B	262	27,492
Other Securities		147,084

		287,290

INFORMATION TECHNOLOGY - 9.8%
Accenture Plc - Class A	354	29,072
Apple Inc.	47	26,395
Cisco Systems Inc.	1,095	24,573
eBay Inc. (c)	422	23,178
Intel Corp.	1,228	31,889
International Business Machines Corp.	156	29,183
Microsoft Corp.	1,567	58,638
Texas Instruments Inc.	625	27,450
Other Securities		77,499

		327,877

MATERIALS - 1.4%
Dow Chemical Co.	524	23,270
Other Securities		24,615

		47,885

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
TELECOMMUNICATION SERVICES - 1.5%
Verizon Communications Inc.	1,045	51,338

UTILITIES - 1.9%
Dominion Resources Inc.	516	33,372
Other Securities		31,389

		64,761

Total Common Stocks (cost $1,690,412)		2,219,674

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.9%
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC, 5.48%, 12/12/44 (i)	$225	240
Other Securities		30,281

Total Non-U.S. Government Agency Asset- Backed Securities (cost $29,866)		30,521

CORPORATE BONDS AND NOTES - 8.3%

CONSUMER DISCRETIONARY - 1.2%
Comcast Corp.
6.50%, 01/15/17	750	859
5.65%, 06/15/35	165	175
6.50%, 11/15/35	165	192
6.55%, 07/01/39	375	443
4.65%, 07/15/42	1,125	1,043
4.50%, 01/15/43 (e)	800	720
Lowe’s Cos. Inc., 6.65%, 09/15/37	420	511
Time Warner Inc.
4.88%, 03/15/20	500	547
4.75%, 03/29/21	450	479
6.25%, 03/29/41	500	553
Other Securities		35,133

		40,655

CONSUMER STAPLES - 0.9%
CVS Caremark Corp.
5.75%, 06/01/17	120	136
4.00%, 12/05/23	2,680	2,670
Kraft Foods Group Inc.
2.25%, 06/05/17 (e)	375	380
3.50%, 06/06/22	1,760	1,713
5.00%, 06/04/42 (e)	410	403
Wal-Mart Stores Inc, 3.63%, 07/08/20 (e)	2,300	2,407
Other Securities		23,103

		30,812

ENERGY - 0.5%
Chevron Corp., 3.19%, 06/24/23	1,895	1,816
Other Securities		13,401

		15,217

FINANCIALS - 3.3%
Ameriprise Financial Inc., 5.30%, 03/15/20	170	192
Citigroup Inc.
5.50%, 10/15/14	229	237
4.59%, 12/15/15	535	572
5.85%, 08/02/16 (e)	1,300	1,446
4.45%, 01/10/17	1,000	1,083
6.13%, 05/15/18	245	283
2.50%, 09/26/18	1,000	1,004
8.50%, 05/22/19	1,400	1,793
5.38%, 08/09/20	586	666
4.50%, 01/14/22	605	640
8.13%, 07/15/39	115	161
5.88%, 01/30/42 (e)	165	185
Ford Motor Credit Co. LLC, 1.50%, 01/17/17	1,395	1,394

	Shares/Par (p)	Value
JPMorgan Chase & Co.
3.40%, 06/24/15	1,800	1,869
6.30%, 04/23/19	475	560
4.50%, 01/24/22	825	871
3.25%, 09/23/22	1,000	957
3.38%, 05/01/23 (e)	1,060	986
6.40%, 05/15/38	425	506
5.40%, 01/06/42	540	579
MetLife Inc.
4.13%, 08/13/42	265	230
4.88%, 11/13/43	1,345	1,315
Prudential Financial Inc.
5.50%, 03/15/16	425	464
6.00%, 12/01/17	450	517
2.30%, 08/15/18	1,885	1,873
Wachovia Corp., 5.75%, 06/15/17 (e)	1,500	1,710
Wells Fargo & Co.
3.50%, 03/08/22	2,515	2,512
4.48%, 01/16/24 (r)	517	514
Other Securities		86,161

		111,280

HEALTH CARE - 0.7%
Medtronic Inc., 1.38%, 04/01/18 (e)	675	662
Merck & Co. Inc.
1.30%, 05/18/18	550	535
2.80%, 05/18/23	940	869
4.15%, 05/18/43	630	573
Pfizer Inc., 6.20%, 03/15/19	700	829
Other Securities		18,946

		22,414

INDUSTRIALS - 0.2%
FedEx Corp.
2.63%, 08/01/22	190	171
2.70%, 04/15/23 (e)	520	467
Other Securities		6,907
		7,545

INFORMATION TECHNOLOGY - 0.3%
Cisco Systems Inc., 4.45%, 01/15/20	500	545
eBay Inc., 2.60%, 07/15/22 (e)	715	656
International Business Machines Corp., 3.38%, 08/01/23	2,750	2,675
Other Securities		4,689

		8,565

MATERIALS - 0.1%
Other Securities		3,835

TELECOMMUNICATION SERVICES - 0.8%
Verizon Communications Inc.
4.50%, 09/15/20	6,235	6,667
3.50%, 11/01/21	735	729
6.40%, 09/15/33	4,730	5,425
4.75%, 11/01/41	265	247
6.55%, 09/15/43	4,455	5,195
Other Securities		7,996

		26,259

UTILITIES - 0.3%
Other Securities		10,998

Total Corporate Bonds and Notes (cost $272,732)		277,580

GOVERNMENT AND AGENCY OBLIGATIONS - 24.7%

GOVERNMENT SECURITIES - 13.7%

Municipals - 0.6%
Other Securities		20,785

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
Sovereign - 0.2%
Other Securities		5,151

U.S. Treasury Securities - 12.9%
U.S. Treasury Bond
5.38%, 02/15/31	1,700	2,078
2.88%, 05/15/43	39,945	32,237
U.S. Treasury Note
0.25%, 10/31/14 (e)	27,280	27,303
0.25%, 11/30/14	24,700	24,722
0.13%, 12/31/14	10,500	10,497
0.25%, 02/28/15	1,600	1,601
0.25%, 03/31/15	3,400	3,402
0.13%, 04/30/15	66,950	66,869
0.25%, 05/31/15	850	850
0.38%, 06/30/15	35,400	35,473
1.75%, 07/31/15	15,900	16,271
0.38%, 08/31/15	8,500	8,513
0.25%, 09/30/15	40,350	40,312
1.25%, 10/31/15	5,000	5,083
0.25%, 11/30/15	13,500	13,473
2.00%, 01/31/16	7,000	7,230
2.00%, 04/30/16	10,000	10,344
1.50%, 06/30/16	13,600	13,913
1.00%, 09/30/16	3,300	3,328
0.88%, 11/30/16	12,815	12,855
0.63%, 05/31/17	9,320	9,198
0.75%, 10/31/17 (e)	18,300	17,963
1.38%, 07/31/18	6,000	5,943
1.38%, 09/30/18	4,030	3,978
1.25%, 11/30/18	31,000	30,319
3.63%, 02/15/20	3,915	4,257
2.63%, 11/15/20	9,400	9,541
2.75%, 11/15/23 (e)	14,050	13,721

		431,274

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 11.0%

Federal Home Loan Mortgage Corp. - 5.0%
Federal Home Loan Mortgage Corp.
6.00%, 04/01/17	25	26
6.50%, 11/01/17	11	11
4.50%, 05/01/18	16	17
4.50%, 09/01/18	30	32
4.50%, 11/01/18	19	20
4.50%, 11/01/18	37	39
4.50%, 03/01/19	122	130
4.50%, 06/01/23	6	7
4.50%, 07/01/23	156	165
4.00%, 09/01/26	818	864
5.50%, 03/01/27	152	167
5.00%, 02/01/28	2	2
5.00%, 04/01/28	341	368
2.50%, 01/15/29, TBA (g)	5,900	5,845
3.00%, 01/15/29, TBA (g)	3,700	3,768
4.50%, 03/01/29	779	836
7.00%, 11/01/30	49	56
7.00%, 06/01/31	15	16
7.00%, 10/01/32	28	29
5.00%, 01/01/33	47	51
5.00%, 04/01/33	77	83
5.00%, 06/01/33	46	50
5.00%, 08/01/33	35	38
5.00%, 08/01/33	22	24
5.00%, 09/01/33	87	94
5.00%, 09/01/33	4	5
5.00%, 10/01/33	3	3
5.00%, 11/01/33	13	14
5.00%, 12/01/33	34	37

	Shares/Par (p)	Value
4.50%, 01/01/34	5	6
5.00%, 04/01/34	97	105
5.00%, 05/01/34	37	40
5.00%, 05/01/34	233	252
5.00%, 06/01/34	1,605	1,738
5.00%, 10/01/34	48	52
5.00%, 11/01/34	25	26
5.00%, 02/01/35	28	30
5.00%, 07/01/35	42	45
5.00%, 07/01/35	125	136
5.00%, 07/01/35	312	337
5.00%, 07/01/35	9	10
4.50%, 08/01/35	44	46
4.50%, 08/01/35	826	876
4.50%, 08/01/35	37	40
5.00%, 08/01/35	150	163
5.00%, 08/01/35	352	380
4.50%, 09/01/35	44	47
4.50%, 09/01/35	84	89
5.00%, 09/01/35	7	7
5.00%, 09/01/35	8	9
5.00%, 10/01/35	452	488
4.50%, 12/01/35	54	57
5.00%, 01/01/36	55	60
5.00%, 03/01/36	17	18
4.50%, 05/01/36	5	6
5.00%, 05/01/36	13	14
5.00%, 10/01/36	46	49
5.00%, 11/01/36	7	8
5.00%, 02/01/38	313	338
4.50%, 05/01/39	373	394
4.50%, 10/01/39	72	77
4.50%, 10/01/39	1,145	1,213
6.00%, 12/01/39	152	167
6.00%, 12/01/39	93	103
6.00%, 12/01/39	759	841
5.00%, 05/01/40	49	53
5.00%, 07/01/40	560	605
5.00%, 07/01/40	305	330
5.00%, 07/01/40	54	58
4.50%, 08/01/40	1,329	1,408
4.50%, 08/01/40	9,093	9,636
4.50%, 08/01/40	80	85
4.50%, 09/01/40	6,988	7,403
4.50%, 10/01/40	4,058	4,300
4.50%, 12/01/40	2,396	2,541
4.50%, 01/01/41	45	48
4.50%, 01/01/41	9,522	10,089
4.50%, 02/01/41	1,987	2,110
4.50%, 02/01/41	962	1,020
4.50%, 02/01/41	453	479
4.50%, 03/01/41	72	76
4.50%, 04/01/41	64	67
4.50%, 05/01/41	3,714	3,936
4.50%, 05/01/41	459	486
5.00%, 05/01/41	169	183
4.50%, 06/01/41	1,898	2,012
4.50%, 06/01/41	18,390	19,493
4.00%, 07/01/41	58	59
4.50%, 07/01/41	294	312
4.50%, 07/01/41	2,606	2,762
4.50%, 07/01/41	943	1,000
4.50%, 07/01/41	55	58
4.50%, 07/01/41	200	212
5.00%, 07/01/41	374	405
4.50%, 08/01/41	1,951	2,067
4.50%, 08/01/41	1,706	1,808
5.00%, 08/01/41	975	1,057

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
5.00%, 09/01/41	155	170
5.00%, 12/01/41	462	498
4.50%, 03/01/42	542	574
4.50%, 10/01/43	499	530
4.50%, 11/01/43	267	283
4.50%, 11/01/43	743	788
4.50%, 11/01/43	400	424
3.00%, 01/15/44, TBA (g)	20,700	19,607
3.50%, 01/15/44, TBA (g)	13,250	13,146
4.00%, 01/15/44, TBA (g)	30,900	31,733
5.50%, 01/15/44, TBA (g)	2,400	2,621

		167,596

Federal National Mortgage Association - 3.4%
Federal National Mortgage Association
6.00%, 01/01/18	16	16
3.50%, 03/01/26	18	19
3.50%, 03/01/26	276	288
4.00%, 09/01/26	1,044	1,107
4.00%, 09/01/26	2,481	2,630
4.00%, 09/01/26	1,585	1,681
4.50%, 01/01/27	2,571	2,737
3.00%, 05/01/27	638	652
3.00%, 06/01/27	362	370
3.00%, 08/01/27	256	261
2.00%, 01/15/29, TBA (g)	2,200	2,118
2.50%, 01/15/29, TBA (g)	10,900	10,788
3.00%, 01/15/29, TBA (g)	10,950	11,175
3.50%, 01/15/29, TBA (g)	5,100	5,333
7.50%, 09/01/29	15	18
4.50%, 10/01/31	3,807	4,076
7.00%, 10/01/33	86	97
5.50%, 03/01/38	1,134	1,245
6.50%, 10/01/38	273	303
6.50%, 10/01/39	297	330
5.00%, 07/01/40	502	546
2.50%, 01/15/44, TBA (g)	950	860
3.00%, 01/15/44, TBA (g)	26,375	25,038
3.50%, 01/15/44, TBA (g)	21,900	21,755
4.00%, 01/15/44, TBA (g)	4,625	4,761
5.00%, 01/15/44, TBA (g)	5,700	6,190
5.50%, 01/15/44, TBA (g)	8,800	9,680

		114,074

Government National Mortgage Association - 2.6%
Government National Mortgage Association
6.00%, 02/15/24	4	5
6.50%, 04/15/26	20	23
5.50%, 11/15/32	58	64
6.00%, 01/15/33	9	10
7.00%, 01/15/33	20	24
6.00%, 02/15/33	56	64
6.00%, 03/15/33	22	24
5.50%, 05/15/33	25	28
7.00%, 05/15/33	10	12
5.50%, 05/20/33	60	67
5.00%, 06/20/33	30	33
5.50%, 07/15/33	19	21
5.00%, 08/15/33	13	14
6.00%, 10/20/33	58	67
6.00%, 11/15/33	11	12
6.00%, 12/15/33	25	29
5.00%, 05/15/34	29	32
6.00%, 09/15/34	53	59
6.00%, 01/15/35	9	9
5.00%, 04/15/35	366	402
5.50%, 02/15/36	9	10
6.00%, 02/15/36	2,621	2,938
5.00%, 03/15/36	4	4

	Shares/Par (p)	Value
6.00%, 04/15/36	34	38
6.00%, 08/15/36	9	9
6.00%, 09/15/36	10	11
6.00%, 11/15/36	273	303
6.00%, 12/15/36	1,153	1,284
6.00%, 02/15/37	879	978
5.00%, 06/15/37	5	6
6.00%, 06/15/37	7	8
6.00%, 12/15/37	9	9
6.00%, 01/15/38	756	840
5.00%, 03/15/38	42	46
6.00%, 03/15/38	332	369
6.00%, 03/15/38	96	107
6.00%, 04/15/38	27	30
5.00%, 06/15/38	265	287
5.00%, 06/15/38	461	500
5.00%, 06/15/38	104	113
5.00%, 06/15/38	88	95
5.00%, 06/15/38	97	106
5.00%, 07/15/38	13	14
6.00%, 07/15/38	728	814
6.00%, 08/15/38	840	935
6.00%, 08/15/38	1,710	1,909
6.00%, 08/15/38	26	29
5.00%, 09/15/38	78	85
6.00%, 09/15/38	12	13
5.00%, 10/15/38	26	28
6.00%, 10/15/38	909	1,025
6.00%, 10/15/38	268	299
6.00%, 10/15/38	13	15
6.00%, 10/15/38	11	12
6.00%, 10/15/38	641	713
5.00%, 11/15/38	1,015	1,102
5.00%, 11/15/38	817	887
5.00%, 11/15/38	238	258
5.00%, 11/15/38	106	115
6.00%, 11/15/38	32	36
5.00%, 12/15/38	951	1,034
6.00%, 12/15/38	18	20
5.00%, 01/15/39	18	19
5.00%, 01/15/39	22	24
6.00%, 01/15/39	20	22
6.00%, 01/15/39	881	979
6.00%, 01/15/39	185	205
5.00%, 02/15/39	3,299	3,602
5.00%, 02/15/39	965	1,046
5.00%, 02/15/39	332	361
5.00%, 03/15/39	867	941
5.00%, 03/15/39	640	695
5.00%, 04/15/39	25	27
5.00%, 04/15/39	879	955
5.00%, 04/15/39	79	85
4.00%, 06/15/39	2,214	2,304
5.00%, 06/15/39	4,746	5,146
5.00%, 07/15/39	63	69
5.00%, 10/15/39	1,945	2,111
6.00%, 12/15/39	309	343
5.00%, 02/15/40	839	913
6.00%, 02/15/40	5	5
6.00%, 03/15/40	2	2
5.00%, 04/15/40	198	216
6.00%, 04/15/40	7	8
6.00%, 04/15/40	152	169
5.00%, 05/15/40	439	477
4.50%, 06/15/40	3,998	4,278
4.50%, 07/15/40	147	157
5.00%, 07/15/40	475	517
5.00%, 08/15/40	1,009	1,095

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
4.50%, 09/15/40	1,230	1,315
5.00%, 10/15/40	787	859
4.00%, 01/15/41	48	50
4.00%, 05/15/41	54	56
5.00%, 05/15/41	25	27
4.00%, 06/15/41	63	66
4.00%, 08/15/41	751	782
5.00%, 11/15/41	121	131
4.00%, 12/15/41	86	89
4.00%, 01/15/42	61	64
4.00%, 02/15/42	688	716
4.50%, 05/15/42	250	267
3.00%, 01/15/44, TBA (g)	4,500	4,348
3.50%, 01/15/44, TBA (g)	17,900	18,057
4.00%, 01/15/44, TBA (g)	6,700	6,962
4.50%, 01/15/44, TBA (g)	3,800	4,063
5.50%, 01/15/44, TBA (g)	3,000	3,295
REMIC, 7.50%, 09/16/35	13	15

		86,366

Total Government and Agency Obligations (cost $825,987)		825,246

SHORT TERM INVESTMENTS - 8.6%

Investment Companies - 6.0%
JNL Money Market Fund, 0.01% (a) (h)	200,637	200,637

Securities Lending Collateral - 2.6%
Securities Lending Cash Collateral Fund LLC, 0.22% (a) (h)	88,292	88,292

Total Short Term Investments (cost $288,929)		288,929

Total Investments - 108.8% (cost $3,107,926)		3,641,950
Total Forward Sales Commitments - (1.4%) (proceeds $47,928)		(47,960)
Other Assets and Liabilities, Net - (7.4%)		(247,158)

Total Net Assets - 100.0%		$3,346,832

FORWARD SALES COMMITMENTS - 1.4%

GOVERNMENT AND AGENCY OBLIGATIONS - 1.4%

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 1.4%

Federal Home Loan Mortgage Corp. - 1.0%
Federal Home Loan Mortgage Corp.
4.50%, 01/15/44, TBA (g)	$30,000	$31,761
5.00%, 01/15/44, TBA (g)	1,750	1,888

		33,649

Government National Mortgage Association - 0.4%
Government National Mortgage Association, 5.00%, 01/15/44 , TBA (g)	13,200	14,311

Total Forward Sales Commitments - 1.4% (proceeds $47,928)		$47,960

JNL/WMC Money Market Fund

CORPORATE BONDS AND NOTES - 22.7%

CONSUMER STAPLES - 3.0%
Coca-Cola Co., 0.19%, 03/14/14 (i)	$12,000	$12,001
Procter & Gamble Co., 0.16%, 02/06/14 (i)	4,000	4,000
Wal-Mart Stores Inc.
1.63%, 04/15/14	16,500	16,564
3.20%, 05/15/14	8,100	8,189

		40,754

	Shares/Par (p)	Value
FINANCIALS - 18.8%
American Honda Finance Corp.
0.69%, 05/08/14 (i)	5,980	5,991
0.24%, 05/20/14 (i)	6,300	6,300
0.64%, 06/18/14 (i)	12,000	12,023
0.26%, 07/17/14 (i)	10,000	10,000
0.24%, 12/05/14 (i)	6,000	6,000
Australia & New Zealand Banking Group Ltd., 0.98%, 01/10/14 (i)	3,500	3,501
Bank of Montreal, 0.71%, 04/29/14 (i)	4,000	4,007
Bank of New York Mellon Corp.
0.52%, 01/31/14 (i)	1,480	1,480
4.30%, 05/15/14	4,000	4,060
Barclays Bank Plc, 1.28%, 01/13/14 (i)	4,145	4,146
Berkshire Hathaway Finance Corp, 5.10%, 07/15/14	2,408	2,471
BNP Paribas SA, 1.14%, 01/10/14 (i)	8,500	8,501
Caterpillar Financial Services Corp, 0.39%, 08/27/14 (i)	14,825	14,843
General Electric Capital Corp.
0.87%, 04/07/14 (i)	5,000	5,009
0.50%, 09/15/14 (i)	20,015	20,054
John Deere Capital Corp., 0.41%, 06/16/14 (i)	18,000	18,019
JPMorgan Chase & Co., 1.04%, 01/24/14 (i)	30,274	30,289
MassMutual Global Funding II, 0.62%, 01/14/14 (i)	5,000	5,001
Mellon Funding Corp., 0.39%, 05/15/14 (i)	2,000	2,001
MetLife Institutional Funding II, 1.14%, 04/04/14 (i)	4,800	4,811
National Australia Bank Ltd.
0.97%, 04/11/14 (i)	625	626
1.19%, 07/25/14 (i)	2,120	2,132
National Rural Utilities Cooperative Finance Corp.
0.32%, 02/18/14 (i)	5,800	5,800
0.49%, 04/04/14 (i)	2,815	2,817
New York Life Global Funding
0.50%, 04/04/14 (i)	1,600	1,601
0.36%, 06/18/14 (i)	1,750	1,751
0.24%, 07/30/14 (i)	7,500	7,503
Nordea Bank AB, 1.14%, 01/14/14 (i)	17,100	17,106
Principal Life Global Funding II, 0.87%, 07/09/14 (i)	6,828	6,850
Principal Life Income Funding Trusts, 5.10%, 04/15/14	3,500	3,548
State Street Corp., 4.30%, 05/30/14	7,755	7,883
Toronto-Dominion Bank
0.54%, 07/14/14 (i)	3,900	3,907
1.38%, 07/14/14	2,700	2,716
Toyota Motor Credit Corp.
0.64%, 01/17/14 (i)	3,250	3,251
0.40%, 01/27/14 (i)	2,800	2,800
0.32%, 08/22/14 (i)	5,500	5,504
U.S. Bancorp, 4.20%, 05/15/14	7,000	7,102

		251,404

INFORMATION TECHNOLOGY - 0.9%
Cisco Systems Inc., 0.49%, 03/14/14 (i)	5,000	5,003
International Business Machines Corp., 0.88%, 10/31/14	5,200	5,226
Oracle Corp., 3.75%, 07/08/14	1,495	1,522

		11,751

Total Corporate Bonds and Notes (cost $303,909)		303,909

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
GOVERNMENT AND AGENCY OBLIGATIONS - 18.3%

GOVERNMENT SECURITIES - 18.3%

Federal Farm Credit Bank - 0.3% (w)
Federal Farm Credit Bank, 0.15%, 02/05/14	4,000	4,000

Federal Home Loan Bank - 8.2% (w)
Federal Home Loan Bank
0.33%, 01/17/14	6,000	6,000
0.38%, 01/29/14	6,000	6,001
0.17%, 04/17/14 - 08/26/14	20,000	19,999
0.14%, 05/20/14 - 06/04/14	24,150	24,146
0.12%, 06/23/14 (i)	7,000	7,000
0.16%, 06/30/14	5,000	5,000
0.40%, 07/02/14	4,250	4,255
0.18%, 07/15/14	6,000	6,000
0.25%, 07/25/14	15,000	15,000
0.13%, 10/02/14	5,500	5,498
0.22%, 11/03/14	11,500	11,502

		110,401

Federal Home Loan Mortgage Corp. - 0.9% (w)
Federal Home Loan Mortgage Corp.
0.75%, 11/25/14	3,500	3,518
0.63%, 12/29/14	8,000	8,035

		11,553

Federal National Mortgage Association - 1.7% (w)
Federal National Mortgage Association
1.25%, 02/27/14	6,061	6,071
0.34%, 08/11/14 (i)	10,000	10,016
0.88%, 08/28/14	7,000	7,032

		23,119

Sovereign - 3.1%
Export Development Canada, 0.13%, 01/12/15 (i)	10,000	9,999
KFW, 0.13%, 10/30/14 (i)	31,000	30,994

		40,993

Treasury Inflation Index Securities - 4.1%
U.S. Treasury Inflation Indexed Note, 2.00%, 01/15/14 (n)	54,666	54,648

Total Government and Agency Obligations (cost $244,714)		244,714

SHORT TERM INVESTMENTS - 58.3%

Certificates of Deposit - 23.0%
Bank of Montreal
0.26%, 01/07/14 (i)	9,000	9,000
0.24%, 06/18/14 (i)	12,000	12,000
0.42%, 07/24/14 (i)	2,600	2,603
Bank of Nova Scotia
0.24%, 03/21/14 (i)	6,000	6,000
0.23%, 09/18/14 (i)	19,000	19,000
0.23%, 10/21/14 (i)	8,000	8,000
Barclays Bank Plc, 0.19%, 03/31/14 (i)	11,500	11,500
BMO Capital Markets, 0.17%, 03/20/14	13,450	13,450
BNP Paribas SA, 0.26%, 02/27/14	11,000	11,000
Canadian Imperial Bank of Commerce
0.23%, 03/26/14 (i)	10,000	10,000
0.24%, 05/09/14 (i)	6,000	6,000
0.23%, 09/25/14 (i)	19,000	19,000
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
0.31%, 01/27/14 (i)	12,000	12,000
0.28%, 09/12/14 (i)	16,000	16,000
Credit Suisse, 0.44%, 11/14/14 (i)	8,000	8,000
Deutsche Bank AG
0.25%, 04/30/14 (i)	8,500	8,500
0.33%, 08/04/14 (i)	8,500	8,500

	Shares/Par (p)	Value
Royal Bank of Canada
0.31%, 01/27/14 (i)	12,500	12,500
0.23%, 06/09/14	23,000	23,000
0.28%, 06/24/14 (i)	6,000	6,000
Societe Generale SA
0.25%, 02/03/14	7,700	7,700
0.36%, 03/10/14 (i)	12,000	12,000
Standard Chartered Bank
0.24%, 01/23/14 (i)	12,000	12,000
0.31%, 04/10/14 (i)	11,000	11,000
0.29%, 09/11/14 (i)	17,000	17,000
Svenska Handelsbanken AB, 0.25%, 02/18/14	14,000	14,000
UBS AG, 0.19%, 03/31/14 (i)	11,000	11,000

		306,753

Commercial Paper - 11.3%
BPCE SA
0.44%, 01/02/14 (r)	8,450	8,450
0.41%, 03/03/14 (r)	12,000	11,992
Coca-Cola Co., 0.13%, 01/21/14 (r)	16,150	16,149
Commonwealth Bank of Australia, 0.20%, 02/24/14 (i) (r)	8,000	8,000
Fairway Finance Corp.
0.20%, 01/08/14 (r)	10,500	10,500
0.18%, 01/27/14 (r)	10,000	9,999
General Electric Capital Corp.
0.22%, 02/10/14	13,000	12,997
0.13%, 03/12/14	10,000	9,997
HSBC Bank Plc, 0.22%, 02/07/14 (i)	6,500	6,500
HSBC Bank USA
0.22%, 01/09/14	9,000	8,999
0.22%, 03/24/14	7,500	7,496
0.22%, 05/19/14 (r)	6,500	6,494
JPMorgan Chase & Co., 0.23%, 02/14/14	12,000	11,997
Nordea Bank AB, 0.21%, 03/24/14 (r)	4,550	4,548
Societe Generale SA, 0.46%, 01/10/14	8,550	8,549
Toyota Motor Credit Corp., 0.21%, 05/28/14	8,300	8,293

		150,960

Investment Companies - 0.0%
JPMorgan U.S. Treasury Plus Money Market Fund, 0.00% (h)	24	24

Repurchase Agreements - 23.3%
Repurchase Agreement with BCL, 0.03%, (Collateralized by $1 Federal Home Loan Mortgage Corp., 2.11%, due 04/01/35, value $1, $120 Federal National Mortgage Association, 4.00-5.00%, due 10/01/18-09/01/43, value $125, $6,413 Government National Mortgage Association, 4.55%, due 11/20/62, value $6,543, and $27,067 U.S. Treasury Note, 0.25%, due 12/31/15, value $26,991) acquired on 12/31/13, due 01/07/14 at $33,000	$33,000	33,000
Repurchase Agreement with BCL, 0.03%, (Collateralized by $26 U.S. Treasury Note, 0.25%, due 12/31/15, value $26, $675 Government National Mortgage Association, due 08/20/62, value $686, $7,910 Federal Home Loan Mortgage Corp., 4.86%, due 07/01/38, value $8,388, and $11,109 Federal National Mortgage Association, 1.80-5.00%, due 10/01/18-09/01/43, value $11,300) acquired on 12/31/13, due 01/06/14 at $20,000	20,000	20,000

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
Repurchase Agreement with BMO, 0.02%, (Collateralized by $15,002 Federal Home Loan Mortgage Corp., 3.00-4.50%, due 02/01/41-11/01/42, value $14,491 and $33,257 Federal National Mortgage Association, 3.00-5.00%, due 02/01/36-10/01/43, value $36,220) acquired on 12/31/13, due 01/02/14 at $50,000	50,000	50,000
Repurchase Agreement with BOA, 0.01%, (Collateralized by $24,187 Federal Home Loan Mortgage Corp., due 12/11/25, value $14,994) acquired on 12/31/13, due 01/02/14 at $14,700	14,700	14,700
Repurchase Agreement with BOA, 0.03%, (Collateralized by $5,454 Federal Home Loan Mortgage Corp., due 12/17/29, value $2,671, $6,580 Federal National Mortgage Association, 6.25%, due 05/15/29, value $8,319, and $13,925 Federal Home Loan Bank, 2.25%, due 09/08/17, value $14,512) acquired on 12/27/13, due 01/03/14 at $25,000	25,000	25,000
Repurchase Agreement with CGM, 0.01%, (Collateralized by $1,323 U.S. Treasury Note, 0.38%, due 06/15/15, value $1,326) acquired on 12/31/13, due 01/02/14 at $1,300	1,300	1,300
Repurchase Agreement with DUB, 0.03%, (Collateralized by $10,810 U.S. Treasury Note, 1.75%, due 05/15/23, value $9,792) acquired on 12/31/13, due 01/02/14 at $9,600	9,600	9,600
Repurchase Agreement with DUB, 0.04%, (Collateralized by $20,980 U.S. Treasury Note, 1.75-2.13%, due 12/31/15-05/15/23, value $20,400) acquired on 12/31/13, due 01/06/14 at $20,000	20,000	20,000
Repurchase Agreement with GSC, 0.04%, (Collateralized by $35,976 Federal National Mortgage Association, 2.50-3.50%, due 03/01/26-08/01/28, value $36,720) acquired on 12/31/13, due 01/07/14 at $36,000	36,000	36,000
Repurchase Agreement with GSC, 0.05%, (Collateralized by $24,046 Federal National Mortgage Association, 3.50-4.50%, due 08/01/26-01/01/41, value $25,500) acquired on 12/27/13, due 01/03/14 at $25,000	25,000	25,000
Repurchase Agreement with GSC, 0.05%, (Collateralized by $45,825 Federal Home Loan Mortgage Corp., 3.00-4.50%, due 07/01/41-02/01/43, value $45,900) acquired on 12/30/13, due 01/06/14 at $45,000	45,000	45,000
Repurchase Agreement with TDS, 0.01%, (Collateralized by $31,282 Federal National Mortgage Association, 3.50%, due 09/01/26, value $32,844) acquired on 12/31/13, due 01/02/14 at $32,200	32,200	32,200

		311,800

Treasury Securities - 0.7%
U.S. Treasury Bill, 0.03%, 01/09/14	9,000	9,000

Total Short Term Investments (cost $778,537)		778,537

Total Investments - 99.3% (cost $1,327,160)		1,327,160
Other Assets and Liabilities, Net - 0.7%		9,582

Total Net Assets - 100.0%		$1,336,742

	Shares/Par (p)	Value
JNL/WMC Value Fund (z) *

COMMON STOCKS - 97.4%

CONSUMER DISCRETIONARY - 12.2%
AutoZone Inc. (c)	45	$21,589
Comcast Corp. - Class A	457	23,755
Home Depot Inc.	210	17,318
Lowe’s Cos. Inc.	434	21,491
Newell Rubbermaid Inc.	535	17,346
PVH Corp.	170	23,092
Other Securities		88,359

		212,950

CONSUMER STAPLES - 5.1%
Anheuser-Busch InBev NV - ADR	193	20,543
CVS Caremark Corp.	330	23,616
Diageo Plc - ADR	142	18,826
Other Securities		26,684

		89,669

ENERGY - 11.7%
Chevron Corp.	438	54,731
EOG Resources Inc.	97	16,250
Exxon Mobil Corp.	349	35,355
Halliburton Co.	490	24,861
Marathon Oil Corp.	544	19,218
Occidental Petroleum Corp.	228	21,707
Southwestern Energy Co. (c)	415	16,304
Other Securities		15,155

		203,581

FINANCIALS - 26.3%
ACE Ltd.	303	31,388
American International Group Inc.	383	19,566
Ameriprise Financial Inc.	176	20,241
BB&T Corp.	528	19,706
BlackRock Inc.	86	27,267
Citigroup Inc.	594	30,958
Goldman Sachs Group Inc.	140	24,818
IntercontinentalExchange Group Inc	108	24,348
JPMorgan Chase & Co.	1,065	62,289
Marsh & McLennan Cos. Inc.	634	30,670
PNC Financial Services Group Inc.	482	37,403
Wells Fargo & Co.	1,416	64,282
Other Securities		66,609

		459,545

HEALTH CARE - 11.9%
Amgen Inc.	174	19,827
Baxter International Inc.	282	19,647
Covidien Plc	344	23,450
Johnson & Johnson	220	20,154
Merck & Co. Inc.	864	43,246
Roche Holding AG	87	24,426
UnitedHealth Group Inc.	418	31,439
Other Securities		25,085

		207,274

INDUSTRIALS - 10.1%
3M Co.	128	17,961
Eaton Corp. Plc	337	25,675
General Electric Co.	1,290	36,170
Ingersoll-Rand Plc	273	16,790
Spirit Aerosystems Holdings Inc. - Class A (c)	525	17,901
United Technologies Corp.	202	22,977
Other Securities		39,353

		176,827

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
INFORMATION TECHNOLOGY - 11.7%
Analog Devices Inc.	330	16,796
Cisco Systems Inc.	2,023	45,423
EMC Corp.	1,198	30,124
Intel Corp.	1,154	29,959
Microsoft Corp.	605	22,635
Symantec Corp.	1,016	23,953
Xilinx Inc.	449	20,606
Other Securities		15,279

		204,775

MATERIALS - 4.1%
Dow Chemical Co.	457	20,309
Other Securities		50,466

		70,775

TELECOMMUNICATION SERVICES - 1.7%
Verizon Communications Inc.	591	29,055

UTILITIES - 2.6%
Other Securities		44,555

Total Common Stocks (cost $1,216,649)		1,699,006

SHORT TERM INVESTMENTS - 3.0%

Investment Companies - 2.8%
JNL Money Market Fund, 0.01% (a) (h)	49,376	49,376

Securities Lending Collateral - 0.2%
Securities Lending Cash Collateral Fund LLC, 0.22% (a) (h)	3,938	3,938

Total Short Term Investments (cost $53,314)		53,314

Total Investments - 100.4% (cost $1,269,963)		1,752,320
Other Assets and Liabilities, Net - (0.4%)		(7,024)

Total Net Assets - 100.0%		$1,745,296

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Notes to Schedules of Investments (in thousands)

December 31, 2013

(a)	Investment in affiliate.
(b)	Consolidated Schedule of Investments.
(c)	Non-income producing security.
(d)	Issuer was in bankruptcy and/or was in default relating to principal and/or interest.
(e)	All or portion of the security was on loan.
(f)

Security fair valued in good faith in accordance with the procedures approved by the Trust’s Board of Trustees (“Board”). Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(g)

All or a portion of the security was purchased on a delayed delivery basis. As of December 31, 2013, the total payable for investments purchased on a delayed delivery basis (in thousands) was as follows: JNL/Capital Guardian Global Balanced Fund $7,104; JNL/Goldman Sachs Core Plus Bond Fund $44,476; JNL/Mellon Capital Bond Index Fund $144,448; JNL/Neuberger Berman Strategic Income Fund $147,308; JNL/PIMCO Real Return Fund $1,904,695; JNL/PIMCO Total Return Bond Fund $1,754,388; and JNL/WMC Balanced Fund $222,287.

(h)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2013.
(i)	The security or securities in this category have a variable rate. Rate stated was in effect as of December 31, 2013.
(j)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(k)	Security is a “step-up” bond where the coupon may increase or step up at a future date. Rate stated was the coupon as of December 31, 2013.
(l)	The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.
(m)	Perpetual security.
(n)	Treasury inflation indexed note, par amount is adjusted for inflation.
(o)	All or a portion of the security is pledged or segregated as collateral. See Note 6 in the Notes to Financial Statements.
(p)	Par amounts are listed in USD unless otherwise noted. Options are quoted in unrounded number of contracts. Gold bullion is quoted in unrounded ounces.
(q)

Rule 144A, Section 4(2) of the Securities Act of 1933 or other security which is restricted to resale to institutional investors. The Sub-Adviser has not deemed these Rule 144A or Section 4(2) securities to be liquid based on procedures approved by the Board. Other securities restricted to resale to institutional investors may be liquid. See Restricted Securities in these Notes to the Schedules of Investments.

(r)

Rule 144A or Section 4(2) of the Securities Act of 1933 security which is restricted to resale to institutional investors. The Sub-Adviser has deemed these securities to be liquid based on procedures approved by the Board. As of December 31, 2013, the value of these liquid securities (in thousands) was as follows: JNL/BlackRock Global Allocation Fund, $54,335; JNL/Franklin Templeton Global Multisector Bond Fund, $233,559; JNL/Franklin Templeton Income Fund, $352,488; JNL/Franklin Templeton Mutual Shares Fund, $19,180; JNL/Goldman Sachs Core Plus Bond Fund, $81,392; JNL/Goldman Sachs Emerging Markets Debt Fund, $144,235; JNL/Ivy Asset Strategy Fund, $326,759; JNL/JPMorgan U.S. Government & Quality Bond Fund, $23,424; JNL/Lazard Emerging Markets Fund, $27,310; JNL/Mellon Capital Bond Index Fund, $2,624; JNL/Neuberger Berman Strategic Income Fund, $16,818; JNL/PIMCO Real Return Fund, $130,011; JNL/PIMCO Total Return Bond Fund, $204,270; JNL/PPM America Floating Rate Income Fund, $45,039; JNL/PPM America High Yield Bond Fund, $931,657; JNL/T. Rowe Price Short-Term Bond Fund, $347,943; JNL/WMC Balanced Fund, $57,982; JNL/WMC Money Market Fund, $76,131.

(s)	Treasury inflation indexed note, par amount is not adjusted for inflation.
(t)	The Fund had an unfunded commitment at December 31, 2013. See Unfunded Commitments in the Notes to the Financial Statements.
(u)	Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.
(v)	Convertible security.
(w)	The securities in this category are a direct debt of the agency and not collateralized by mortgages.
(x)	Investment is owned by an entity that is treated as a corporation for U.S. tax purposes, which is owned by the Fund.
(y)	Pay-in-kind security. The interest coupon earned by the security may be paid in cash or additional par.
(z)

For all items listed as “Other Securities” in this Summary Schedule of Investments, this represents issues not identified as top-fifty unaffiliated holdings in terms of value and issues or issuers not exceeding one percent individually or in aggregate, respectively, as of December 31, 2013. In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption.

*

A Summary Schedule of Investments is presented for this portfolio. A complete Schedule of Investments is available without charge, upon request, by calling the Annuity Service Center at 1-800-873-5654 or by visiting www.jackson.com or the Commission’s website, www.sec.gov.

Currencies:

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

CNH - Chinese Offshore Yuan

CNY - Chinese Yuan

COP - Colombian Peso

CRC - Costa Rican Colon

CZK - Czech Republic Korunas

DKK - Danish Krone

DOP - Dominican Peso

EGP - Egyption Pound

EUR - European Currency Unit (Euro)

GBP - British Pound

GHS - Ghanaian Cedi

HKD - Hong Kong Dollar

HUF - Hungarian Forint

ILS - Israeli New Sheqel

IDR - Indonesian Rupiah

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

LKR - Sri Lankan Rupee

MXN - Mexican Peso

MYR - Malaysian Ringgit

NGN - Nigerian Naira

NOK - Norwegian Krone

NZD - New Zealand Dollar

PEN - Peruvian Nuevo Sol

PHP - Philippine Peso

PLN - Polish Zloty

RON - Romanian New Leu

RSD - Serbian Dinar

RUB - Russian Ruble

SEK - Swedish Krona

SGD - Singapore Dollar

THB - Thai Baht

TRY - New Turkish Lira

TWD - Taiwan Dollar

USD - United States Dollar

UYU - Uruguayan Peso

ZAR - South African Rand

Abbreviations:

“-” Amount rounds to less than one thousand

ABS - Asset Backed Security

ADR - American Depositary Receipt

AMBAC - AMBAC Indemnity Corp.

ASX - Australian Stock Exchange

CAC - Cotation Assistee en Continu

CBT - Chicago Board of Trade

CDI - Chess Depository Interest

CDO - Collateralized Debt Obligation

CDX.EM - Credit Derivatives Index - Emerging Markets

CDX.NA.HY - Credit Derivatives Index - North American - High Yield

CDX.NA.IG - Credit Derivatives Index - North American - Investment Grade

CLO - Collateralized Loan Obligation

CMBS - Commercialized Mortgage Backed Security

CMBX.NA.AAA - Commercialized Mortgage Backed Securities Index - North American - AAA rated

CME - Chicago Mercantile Exchange

CPI - Consumer Price Index

CPURNSA - CPI Urban Consumers Index Non-Seasonally Adjusted

CNX - CRISIL NSE Index

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Notes to Schedules of Investments (in thousands)

December 31, 2013

Abbreviations: (continued)

CVA - Commanditaire Vennootschap op Aandelen

DJIA - Dow Jones Industrial Average

ETF - Exchange Traded Fund

Euro-Bobl - debt instrument issued by the Federal Republic of Germany with a term of 4.5 to 5.5 years

Euro-Bund - debt instrument issued by the Federal Republic of Germany with a term of 8.5 to 10.5 years

Euro-Buxl - debt instrument issued by the Federal Republic of Germany with a term of 24 to 35 years

Euro-BTP - debt instrument issued by the Republic of Italy with a term of 2 to 11 years

Euro-Schatz - debt instrument issued by the Federal Republic of Germany with a term of 1.75 to 2.25 years

FDR - Fiduciary Depository Receipt

FTSE - Financial Times and the London Stock Exchange

ETF - Exchange Traded Fund

GDR - Global Depository Receipt

GO - General Obligation

IBEX - Iberia Index

ICE - Intercontinental Exchange

JSE - Johannesburg Stock Exchange

KCBT - Kansas City Board of Trade

KOSPI - Korea Composite Stock Price Index

LME - London Metal Exchange

MSCI - Morgan Stanley Capital International

NASDAQ - National Association of Securities Dealers Automated Quotations

NVDR - Non-Voting Depository Receipt

NYSE - New York Stock Exchange

PJSC - Public Joint Stock Company

RB - Revenue Bond

RBOB - Reformulated Blendstock for Oxygenate Belnding

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

SDR - Swedish Depository Receipt

SGX - Singapore Exchange

SPDR - Standard & Poor’s Depository Receipt

SPI - Schedule Performance Index

TBA - To Be Announced (Securities purchased on a delayed delivery basis)

TES - Peso Denominated Treasury Bonds

ULSD - ultra-low sulfur diesel

Counterparty Abbreviations:

ABN - ABN AMRO Inc.

ANZ - ANZ Banking Group LTD.

BBH - Brown Brothers Harriman & Co.

BBP - Barclays Bank Plc

BCL - Barclays Capital Inc.

BMO - BMO Capital Markets Corp.

BNP - BNP Paribas Securities

BNY - BNY Capital Markets

BOA - Bancamerica Securities/Bank of America NA

CBA - Commonwealth Bank of Australia

CCI - Citicorp Securities, Inc.

CGM - Citigroup Global Markets

CIT - Citibank, Inc.

CSI - Credit Suisse Securities, LLC

DUB - Deutsche Bank Alex Brown Inc.

GSC - Goldman Sachs & Co.

GSI - Goldman Sachs International

HSB - HSBC Securities, Inc.

JPM - J.P. Morgan Securities, Inc.

MLP - Merrill Lynch Professional Clearing Corp.

MSC - Morgan Stanley & Co., Incorporated

MSS - Morgan Stanley Capital Services Inc.

RBC - Royal Bank Of Canada

RBS - Royal Bank Of Scotland

RGC - RBS Greenwich Capital

SCB - Standard Chartered Bank

SGB - Societe Generale Bannon LLC

SSB - State Street Brokerage Services, Inc.

TDS - TD Securities Inc.

UBS - UBS Securities LLC

WBC - Westpac Banking Corporation

WFI - Wells Fargo Securities, Inc.

Restricted Securities - Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the Securities Exchange Act of 1933, as amended. The following table details restricted securities, including Rule 144A securities that have not been deemed liquid, held by the Funds at December 31, 2013.

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets

JNL/BlackRock Commodity Securities Strategy Fund
Uranium Energy Corp.	11/02/2010	$1,244	$731	0.1%

JNL/BlackRock Global Allocation Fund
Bio City Development Co. BV, 8.00%, 07/06/18	08/26/2011	$708	$510	—%
CapitaLand Ltd., 1.95%, 10/17/23	09/20/2013	2,002	1,951	0.1
CapitaLand Ltd., 2.95%, 06/20/22	08/26/2011	4,078	4,134	0.2
Celestial Nutrifoods Ltd., 0.00%, 06/12/11	08/26/2011	49	3	—
Chaoda Modern Agriculture Holdings Ltd.	08/26/2011	200	69	—
China Milk Products Group Ltd., 0.00%, 01/05/12	08/26/2011	13	10	—
Constellium Holdco BV Term Loan B, 6.00%, 02/25/20	03/11/2013	511	525	—
Constellium Holdco BV Term Loan B, 6.50%, 02/25/20	03/11/2013	661	715	—
Credit Suisse Group Guernsey I Ltd., 7.88%, 02/24/41	08/26/2011	1,124	1,203	0.1
Dana Gas Sukuk Ltd., 9.00%, 10/31/17	05/20/2013	3,920	3,717	0.1
Delta Debtco Ltd. Term Loan, 9.25%, 10/17/19	10/18/2012	2,676	2,829	0.1
Delta Topco Ltd.	01/23/2012	1,330	1,367	0.1
Delta Topco Ltd., 10.00%, 02/25/18	05/03/2012	1,816	1,782	0.1
GNL Quintero SA Term Loan, 1.28%, 06/20/23	09/13/2012	890	867	—
Inversiones Alsacia SA, 8.00%, 08/18/18	08/26/2011	1,430	1,166	—
Mobileye NV	08/15/2013	1,930	1,930	0.1
Obsidian Natural Gas Trust Term Loan, 7.00%, 11/02/15	08/26/2011	133	134	—
Olam International Ltd., 6.00%, 10/15/16	08/26/2011	2,285	2,173	0.1
REI Agro Ltd., 5.50%, 11/13/14	08/26/2011	581	316	—

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Notes to Schedules of Investments (in thousands)

December 31, 2013

Restricted Securities

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets

JNL/BlackRock Global Allocation Fund (continued)
REI Agro Ltd., 5.50%, 11/13/14	08/26/2011	$183	$93	—%
Sun Hung Kai Properties Capital Market Ltd., 4.50%, 02/14/22	04/04/2012	796	803	—
Suzlon Energy Ltd., 0.00%, 10/11/12	08/26/2011	483	295	—
Suzlon Energy Ltd., 0.00%, 07/25/14	10/26/2011	1,056	541	—
TFS Corp. Ltd.	03/18/2013	—	101	—
TFS Corp. Ltd., 11.00%, 07/15/18	08/26/2011	1,258	1,321	0.1
Twitter Inc. Private Placement	12/27/2012	3,393	12,077	0.4
Zeus Cayman II, 0.00%, 08/18/16	11/30/2011	639	827	—

		$34,145	$41,459	1.5%

JNL/Capital Guardian Global Balanced Fund
AIA Group Ltd.	10/25/2010	$4,004	$6,451	1.3%
Altegrity Inc., 10.50%, 11/01/15	07/27/2009	180	178	—
Austria Government Bond, 3.65%, 04/20/22	10/05/2012	773	812	0.2
Austria Government Bond, 4.00%, 09/15/16	04/01/2013	197	211	—
Avis Budget Rental Car Funding AESOP LLC, 2.97%, 02/20/20	09/11/2013	100	102	—
Bermuda Government International Bond, 4.14%, 01/03/23	11/19/2012	212	191	—
Bermuda Government International Bond, 4.85%, 02/06/24	07/31/2013	200	200	—
Cemex Espana Luxembourg, 9.25%, 05/12/20	08/31/2011	80	104	—
Cemex Finance LLC, 9.38%, 10/12/22	12/14/2012	222	226	0.1
CEVA Group Plc, 8.38%, 12/01/17	06/05/2012	51	55	—
Clearwire Communications LLC, 14.75%, 12/01/16	01/31/2011	254	341	0.1
Croatia Government International Bond, 6.75%, 11/05/19	10/30/2009	132	135	—
Enel Finance International NV, 3.88%, 10/07/14	01/11/2011	300	307	0.1
Finland Government Bond, 3.50%, 04/15/21	06/06/2013	751	771	0.2
Finland Government Bond, 3.88%, 09/15/17	11/29/2011	771	843	0.2
First Data Corp., 8.25%, 01/15/21	12/22/2010	350	372	0.1
First Data Corp., 8.75%, 01/15/22	12/22/2010	90	107	—
FMG Resources August 2006 Pty Ltd., 6.88%, 04/01/22	10/08/2013	127	136	—
Glencore Funding LLC, 4.13%, 05/30/23	05/23/2013	30	28	—
Hilton USA Trust REMIC, 2.66%, 11/05/30	11/25/2013	200	198	—
Hilton Worldwide Finance LLC, 5.63%, 10/15/21	10/08/2013	126	130	—
HKT Trust	11/25/2011	811	1,079	0.2
Iberdrola Finance Ireland Ltd., 3.80%, 09/11/14	01/12/2011	249	255	0.1
Indonesia Government International Bond, 7.75%, 01/17/38	04/08/2013	216	169	—
Inmet Mining Corp., 8.75%, 06/01/20	01/25/2013	192	190	—
MetroPCS Wireless Inc., 6.63%, 04/01/23	04/08/2013	128	129	—
MidAmerican Energy Holdings Co., 3.75%, 11/15/23	11/06/2013	190	185	—
NBCUniversal Enterprise Inc., 1.97%, 04/15/19	03/21/2013	352	342	0.1
News America Inc., 4.00%, 10/01/23	09/26/2013	104	104	—
Peru Government International Bond, 7.84%, 08/12/20	01/10/2013	266	224	0.1
Portugal Obrigacoes do Tesouro OT, 3.85%, 04/15/21	11/07/2013	24	24	—
Portugal Obrigacoes do Tesouro OT, 4.95%, 10/25/23	11/06/2013	75	76	—
Portugal Obrigacoes do Tesouro OT, 5.65%, 02/15/24	11/06/2013	26	26	—
Realogy Group LLC, 7.88%, 02/15/19	01/30/2012	260	302	0.1
Romania Government International Bond, 6.75%, 02/07/22	02/29/2012	102	114	—
Russia Government International Bond, 7.50%, 03/31/30	10/19/2012	294	271	0.1
Sberbank of Russia - GDR	09/20/2012	622	628	0.1
Slovenia Government International Bond, 5.85%, 05/10/23	05/03/2013	247	254	0.1
Spain Government Bond, 5.40%, 01/31/23	02/21/2013	3,940	4,133	0.9
Standard Chartered Plc, 3.85%, 04/27/15	03/17/2011	228	234	0.1
Standard Chartered Plc, 3.95%, 01/11/23	01/10/2013	303	278	0.1
Transportadora de Gas del Peru SA, 4.25%, 04/30/28	04/24/2013	200	175	—
Valeant Pharmaceuticals International Inc., 6.38%, 10/15/20	10/15/2012	312	316	0.1
Wind Acquisition Finance SA	04/08/2013	157	160	—

		$18,448	$21,566	4.4%

JNL/Capital Guardian Global Diversified Research Fund
HKT Trust	11/25/2011	$2,700	$3,493	0.8%

JNL/DFA U.S. Core Equity Fund
Magnum Hunter Resources Corp.	09/12/2013	$—	$—	—%

JNL/Franklin Templeton Global Growth Fund
Samsung Electronics Co. Ltd. - GDR	02/06/2007	$12,329	$18,786	1.9%

JNL/Franklin Templeton Global Multisector Bond Fund
Boparan Finance Plc, 9.75%, 04/30/18	01/23/2012	$481	$603	—%
Calpine Corp., 7.88%, 01/15/23	11/09/2012	97	98	—

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Notes to Schedules of Investments (in thousands)

December 31, 2013

Restricted Securities

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets

JNL/Franklin Templeton Global Multisector Bond Fund (continued)
Hungary Government International Bond, 4.38%, 07/04/17	12/15/2011	$5,671	$7,199	0.4%
Hungary Government International Bond, 5.75%, 06/11/18	12/15/2011	6,367	8,201	0.5

		$12,616	$16,101	0.9%

JNL/Franklin Templeton Income Fund
Dynegy Holdings LLC	10/19/2012	$—	$—	—%
Dynegy Holdings LLC	10/19/2012	—	—	—
Dynegy Holdings LLC	10/19/2012	—	—	—
SuperMedia Inc. Escrow Litigation Trust	03/04/2007	14	—	—

		$14	$—	—%

JNL/Franklin Templeton International Small Cap Growth Fund
X5 Retail Group NV - GDR	11/19/2013	$595	$587	0.1%

JNL/Goldman Sachs Core Plus Bond Fund
Amortizing Residential Collateral Trust REMIC, 1.96%, 08/25/32	12/04/2002	$51	$11	—%
Barclays Bank Plc, 6.05%, 12/04/17	10/08/2012	2,082	2,179	0.3
Dominican Republic International Bond, 14.50%, 02/10/23	09/06/2013	27	29	—
Federal Home Loan Mortgage Corp. REMIC, Interest Only, 5.93%, 11/15/43	11/27/2013	362	340	0.1
Federal Home Loan Mortgage Corp. REMIC, 1,156.50%, 06/15/21	02/29/2000	—	—	—
Federal National Mortgage Association, Interest Only, 3.00%, 08/25/28	10/30/2013	202	231	—
Federal National Mortgage Association REMIC, Interest Only, 4.83%, 11/25/40	09/28/2012	182	607	0.1
Federal National Mortgage Association REMIC, 5.84%, 05/25/40	10/18/2013	251	269	—
Federal National Mortgage Association REMIC, Interest Only, 5.84%, 11/25/40	09/26/2013	225	237	—
Federal National Mortgage Association REMIC, Interest Only, 6.00%, 11/25/40	07/29/2013	93	101	—
Federal National Mortgage Association REMIC, Interest Only, 6.52%, 10/25/35	09/30/2013	139	150	—
First Union National Bank Commercial Mortgage Trust, Interest Only REMIC, 1.58%, 05/17/32	01/08/2003	47	21	—
GSR Mortgage Loan Trust REMIC, 2.79%, 10/25/35	04/05/2006	340	297	0.1
Government National Mortgage Association REMIC, Interest Only, 6.53%, 08/16/43	11/14/2013	287	289	—
Home Interior Gift Inc.	02/22/2006	185	—	—
UBS AG-Credit Linked Note (Federative Republic of Brazil, 6.00%, 01/17/17)	09/27/2011	769	404	0.1

		$5,242	$5,165	0.7%

JNL/Goldman Sachs Emerging Markets Debt Fund
Barclays Bank Plc Credit Linked Note (Indonesia Government, 10.00%, 07/15/17)	06/04/2009	$8,859	$7,165	0.9%
Cable Communications Systems NV, 7.50%, 11/01/20	10/28/2013	418	423	0.1
Deutsche Bank AG Credit Linked Note (Indonesia Government, 10.75%, 05/15/16)	01/26/2010	2,300	1,795	0.2
Dominican Republic International Bond, 14.50%, 02/10/23	03/07/2013	1,390	1,352	0.2
Dominican Republic International Bond, 14.50%, 02/10/23	05/08/2013	433	391	0.1
Dominican Republic International Bond, 18.50%, 02/04/28	03/07/2013	4,329	4,234	0.5
Mexico Generadora de Energia S de rl, 5.50%, 12/06/32	12/03/2012	830	793	0.1
Pacnet Ltd., 9.00%, 12/12/18	12/09/2013	370	377	—
Peru Enhanced Pass-Through Finance Ltd., 0.00%, 06/02/25	03/20/2013	697	672	0.1
Republic of Costa Rica, 9.20%, 03/27/19	11/20/2012	56	62	—
Republic of Costa Rica, 11.13%, 03/28/18	11/20/2012	2,112	2,273	0.3

		$21,794	$19,537	2.5%

JNL/Invesco Mid Cap Value Fund
Better Place	04/23/2010	$1,015	$—	—%

JNL/Ivy Asset Strategy Fund
Delta Topco Ltd.	01/23/2012	$40,394	$37,612	1.2%
Delta Topco Ltd., 10.00%, 11/24/16	05/03/2012	49,575	49,006	1.6
Legend Pictures LLC	12/18/2012	27,470	31,168	1.0
Legendary Pictures Funding LLC, 8.00%, 03/15/18	03/13/2013	28,500	28,500	1.0
Media Group Holdings LLC	06/21/2013	67,611	69,993	2.3

		$213,550	$216,279	7.1%

JNL/JPMorgan U.S. Government & Quality Bond Fund
CompuCredit Acquired Portfolio Voltage Master Trust, 0.34%, 09/17/18	09/18/2006	$45	$45	—%
IndyMac Seconds Asset Backed Trust REMIC, 0.42%, 06/25/36	05/22/2006	846	209	—
SACO I Inc. REMIC, 0.42%, 06/25/36	05/30/2006	220	278	—

		$1,111	$532	—%

JNL/M&G Global Basics Fund
GI Dynamics Inc. - CDI	09/07/2011	$1,021	$964	0.6%
Marico Kaya Enterprises Ltd.	11/01/2013	21	21	—

		$1,042	$985	0.6%

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Notes to Schedules of Investments (in thousands)

December 31, 2013

Restricted Securities

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets

JNL/Morgan Stanley Mid Cap Growth Fund
Chinese Yuan versus USD Put Option, Strike Price CNY 6.50, Expiration 12/12/14	12/13/2013	$5	$4	—%
Chinese Yuan versus USD Put Option, Strike Price CNY 6.50, Expiration 12/15/14	12/16/2013	71	45	—
Chinese Yuan versus USD Put Option, Strike Price CNY 6.50, Expiration 12/17/14	12/18/2013	112	52	—
Dropbox Inc.- Series A-1	07/19/2012	41	62	—
Flipkart	10/07/2013	245	253	0.1
Palantir Technologies Inc.	10/28/2013	79	79	0.1
Palantir Technologies Inc.	10/28/2013	79	79	0.1
Palantir Technologies Inc.	07/20/2012	16	18	—

		$648	$592	0.3%

JNL/PIMCO Real Return Fund
Banco Santander Brazil SA, 2.34%, 03/18/14	03/18/2011	$4,900	$4,900	0.3%
SLM Student Loan Trust, 2.35%, 04/15/39	05/06/2011	520	515	—
Slovenia Government International Bond, 4.70%, 11/01/16	11/18/2013	4,838	5,092	0.3

		$10,258	$10,507	0.6%

JNL/PIMCO Total Return Bond Fund
Banco Nacional de Desenvolvimento Economico e Social, 3.38%, 09/26/16	09/20/2013	$1,696	$1,717	—%
Banco Santander Brazil SA, 2.34%, 03/18/14	03/18/2011	4,100	4,100	0.1
Credit Agricole SA, 1.40%, 04/15/16	11/05/2013	5,063	5,062	0.1
DG Funding Trust, 0.54%, (callable at 10,000 beginning 09/30/10)	11/10/2003	4,426	2,959	0.1
Electricite de France SA, 5.50%, 01/26/14	01/22/2009	1,600	1,605	—
General Electric Capital Corp., 3.80%, 06/18/19	07/09/2013	3,784	3,873	0.1
Northern Rock Plc, 5.63%, 06/22/17	06/08/2009	14,839	18,032	0.3
Sumitomo Mitsui Banking Corp., 1.95%, 01/14/14	01/07/2011	6,000	6,003	0.1

		$41,508	$43,351	0.8%

JNL/PPM America High Yield Bond Fund
Ancestry.com Inc., 9.63%, 10/15/18	09/12/2013	$7,385	$7,717	0.3%
Appvion Inc., 9.00%, 06/01/20	11/14/2013	5,911	6,060	0.2
Delta Air Lines Inc. Pass-Through Trust, 6.38%, 01/02/16	02/08/2011	1,000	1,063	—
Milestone Aviation Group LLC, 8.63%, 12/15/17	12/13/2012	6,000	6,390	0.3

		$20,296	$21,230	0.8%

JNL/T. Rowe Price Established Growth Fund
LivingSocial, Series F	11/18/2011	$1,185	$97	—%
Twitter Inc. Private Placement, Series G-2	07/28/2011	5,241	19,724	0.5

		$6,426	$19,821	0.5%

JNL/T. Rowe Price Mid-Cap Growth Fund
Coupon.com Inc.	06/21/2011	$3,435	$3,626	0.2%
Dropbox Inc.	05/02/2012	383	582	—
Dropbox Inc., Series A	05/02/2012	476	723	—
Dropbox Inc., Series A-1	05/02/2012	2,338	3,551	0.1
LivingSocial	04/01/2011	4,061	431	—

		$10,693	$8,913	0.3%

Investments in Affiliates – See Note 8 in the Notes to the Financial Statements for discussion of investments in affiliates. The fair value and par value of the investment in the Securities Lending Cash Collateral Fund LLC are reported under Securities Lending Collateral in the Schedules of Investments. Income received from the Securities Lending Cash Collateral Fund LLC is aggregated with income from securities lending when received from the custodian. The following table details cash management investments in affiliates held at December 31, 2013. There was no realized gain or loss relating to transactions in these investments during the year ended December 31, 2013.

	JNL Money Market Fund
Fund	Beginning Amortized Cost	Ending Amortized Cost	Dividend Income
JNL/AQR Managed Futures Strategy Fund	$380,041	$132,277	$25
JNL/BlackRock Commodity Securities Strategy Fund	72,052	15,653	1
JNL/BlackRock Large Cap Select Growth Fund	9,330	8,761	1
JNL/Brookfield Global Infrastructure Fund	17,095	16,094	1
JNL/Capital Guardian Global Balanced Fund	23,696	22,308	2
JNL/Capital Guardian Global Diversified Research Fund	8,282	17,268	1
JNL/DFA U.S. Core Equity Fund	1,382	5,151	-
JNL/Eagle SmallCap Equity Fund	14,816	6,411	2
JNL/Eastspring Investments Asia ex-Japan Fund	3,168	2,779	1
JNL/Eastspring Investments China-India Fund	6,535	7,811	1
JNL/Franklin Templeton Global Growth Fund	18,281	21,661	3
JNL/Franklin Templeton Global Multisector Bond Fund	153,039	178,628	17

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Notes to Schedules of Investments (in thousands)

December 31, 2013

Investments in Affiliates

	JNL Money Market Fund
Fund	Beginning Amortized Cost	Ending Amortized Cost	Dividend Income
JNL/Franklin Templeton Income Fund	$59,681	$61,934	$11
JNL/Franklin Templeton International Small Cap Growth Fund	20,784	18,085	2
JNL/Franklin Templeton Mutual Shares Fund	86,155	75,343	9
JNL/Franklin Templeton Small Cap Value Fund	88,265	104,539	7
JNL/Goldman Sachs Core Plus Bond Fund	87,108	38,620	11
JNL/Goldman Sachs Emerging Markets Debt Fund	28,084	45,975	4
JNL/Goldman Sachs Mid Cap Value Fund	33,150	11,833	3
JNL/Goldman Sachs U.S. Equity Flex Fund	1,385	5,888	-
JNL/Invesco Global Real Estate Fund	36,995	33,418	4
JNL/Invesco International Growth Fund	63,536	74,016	7
JNL/Invesco Large Cap Growth Fund	47,547	28,550	3
JNL/Invesco Mid Cap Value Fund	2,341	19,741	1
JNL/Invesco Small Cap Growth Fund	6,952	30,008	1
JNL/Ivy Asset Strategy Fund	22,563	31,802	1
JNL/JPMorgan International Value Fund	7,076	10,487	1
JNL/JPMorgan MidCap Growth Fund	8,611	34,575	2
JNL/JPMorgan U.S. Government & Quality Bond Fund	74,743	53,668	5
JNL/Lazard Emerging Markets Fund	21,031	11,937	3
JNL/M&G Global Basics Fund	311	5,660	1
JNL/Mellon Capital Emerging Markets Index Fund	4,290	5,575	1
JNL/Mellon Capital European 30 Fund	86	1,673	-
JNL/Mellon Capital Pacific Rim 30 Fund	342	739	-
JNL/Mellon Capital S&P 500 Index Fund	-	76,304	4
JNL/Mellon Capital S&P 400 MidCap Index Fund	23,180	59,904	3
JNL/Mellon Capital Small Cap Index Fund	19,745	49,189	2
JNL/Mellon Capital International Index Fund	22,245	54,033	3
JNL/Mellon Capital Bond Index Fund	108,894	101,105	14
JNL/Mellon Capital Global Alpha Fund	83,516	33,700	7
JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund	373	1,418	-
JNL/Mellon Capital Utilities Sector Fund	-	29	-
JNL/Morgan Stanley Mid Cap Growth Fund	1,059	14,930	1
JNL/Neuberger Berman Strategic Income Fund	10,745	38,906	3
JNL/Oppenheimer Global Growth Fund	12,102	16,102	1
JNL/PPM America High Yield Bond Fund	85,733	76,390	8
JNL/PPM America Mid Cap Value Fund	190	2,518	-
JNL/PPM America Small Cap Value Fund	-	6,049	-
JNL/PPM America Value Equity Fund	249	926	-
JNL/Red Rocks Listed Private Equity Fund	7,953	6,238	1
JNL/S&P Competitive Advantage Fund	3,460	14,536	1
JNL/S&P Dividend Income & Growth Fund	4,053	10,767	1
JNL/S&P Intrinsic Value Fund	828	15,783	1
JNL/S&P Total Yield Fund	885	10,090	1
JNL/T. Rowe Price Established Growth Fund	2,000	2,001	1
JNL/T. Rowe Price Mid-Cap Growth Fund	915	1,000	-
JNL/T. Rowe Price Short-Term Bond Fund	9,133	8,187	1
JNL/T. Rowe Price Value Fund	1,646	4,492	1
JNL/WMC Balanced Fund	81,011	200,637	14
JNL/WMC Value Fund	31,328	49,376	3

	T. Rowe Price Reserves Investment Fund
Fund	Beginning Amortized Cost	Ending Amortized Cost	Dividend Income
JNL/T. Rowe Price Established Growth Fund	$37,257	$76,729	$27
JNL/T. Rowe Price Mid-Cap Growth Fund	62,733	127,000	62
JNL/T. Rowe Price Short-Term Bond Fund	153,386	65,124	47
JNL/T. Rowe Price Value Fund	29,329	3,849	15

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Notes to Schedules of Investments (in thousands, except contracts)

December 31, 2013

Investments in Affiliates

The following table details each Fund’s long term investments in affiliates held during the year ended December 31, 2013.

Fund	Affiliate	Value Beginning of Period	Purchases	Sales Proceeds	Dividend/ Interest Income	Realized Gain	Value End of Period
JNL/BlackRock Global Allocation Fund	iShares Gold Trust Fund	$7,084	$-	$-	$-	$-	$5,085
JNL/Mellon Capital S&P 500 Index Fund	Bank of New York Mellon Corp.	3,776	1,835	-	98	-	7,254
JNL/Mellon Capital International Index Fund	Prudential plc	5,717	710	-	194	-	9,863
JNL/Mellon Capital Bond Index Fund	Bank of New York Mellon Corp., 4.30%, 5/15/14	525	-	519	9	3	-
JNL/Mellon Capital Bond Index Fund	Bank of New York Mellon Corp., 2.50%, 01/15/16	524	-	-	12	-	516
JNL/Mellon Capital Bond Index Fund	Bank of New York Mellon Corp., 3.55%, 09/23/21	654	-	-	21	-	613

Schedule of Written Options

	Expiration Date	Exercise Price		Contracts/Notional Contracts	Value

Exchange-Traded Futures Options
JNL/PIMCO Real Return Fund
Eurodollar 3-Year Midcurve Future Put Option	03/14/2014		97.38	1,478	$(739)

JNL/PIMCO Total Return Bond Fund
Eurodollar 3-Year Midcurve Future Put Option	03/14/2014		97.38	442	$(221)

Index Options
JNL/BlackRock Global Allocation Fund
S&P 500 Index Call Option	01/18/2014		1,825.00	144	$(468)
S&P 500 Index Call Option	01/18/2014		1,800.00	145	(796)
S&P 500 Index Call Option, BNP	02/21/2014		1,841.93	7,898	(257)
S&P 500 Index Call Option, CSI	02/21/2014		1,834.98	7,850	(287)
S&P 500 Index Put Option, BNP	02/21/2014		1,566.08	7,898	(14)
S&P 500 Index Put Option, CSI	02/21/2014		1,567.75	7,850	(14)
S&P 500 Index Put Option, GSI	02/21/2014		1,573.08	7,830	(14)
S&P 500 Index Put Option, JPM	02/21/2014		1,563.12	7,417	(12)

				47,032	$(1,862)

JNL/Ivy Asset Strategy Fund
FTSE 100 Index Call Option, BCL	03/21/2014		6,950.00	424	$(309)
FTSE 100 Index Put Option, BCL	03/21/2014		6,000.00	424	(154)
FTSE 100 Index Put Option, BCL	06/20/2014		5,900.00	424	(421)
Nikkei 225 Index Put Option, CIT	01/10/2014	JPY	13,500.00	129	(4)

				1,401	$(888)

JNL/PIMCO Total Return Bond Fund
CDX.NA.IG-21 Call Option, JPM	03/19/2014		0.60	75	$(7)
CDX.NA.IG-21 Put Option, JPM	03/19/2014		0.90	75	(3)
CDX.NA.IG-21, Call Option, BNP	03/19/2014		0.60	130	(12)
CDX.NA.IG-21, Put Option, BNP	03/19/2014		0.90	130	(6)
iTraxx Europe Main Series 20 Call Option, BNP	03/19/2014		0.70	77	(20)
iTraxx Europe Main Series 20 Put Option, BNP	03/19/2014		1.10	77	(4)

				564	$(52)

Inflation Floor
JNL/PIMCO Real Return Fund
Floor - CPURNSA Index Option, BNP	03/01/2018		0.00	28	$(2)
Floor - CPURNSA Index Option, CIT	09/29/2020		217.97	31	(1)
Floor - CPURNSA Index Option, DUB	01/22/2018		0.00	37	(2)
Floor - CPURNSA Index Option, DUB	03/10/2020		215.95	29	—
Floor - CPURNSA Index Option, DUB	10/13/2020		218.01	298	(8)

				423	$(13)

JNL/PIMCO Total Return Bond Fund
Floor - CPURNSA Index Option, CIT	03/12/2020		215.95	18	$—
Floor - CPURNSA Index Option, CIT	09/29/2020		217.97	64	(2)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Notes to Schedules of Investments (in thousands, except contracts)

December 31, 2013

Schedule of Written Options

	Expiration Date	Exercise Price	Contracts/ Notional Contracts	Value

Inflation Floor (continued)
JNL/PIMCO Total Return Bond Fund (continued)
Floor - CPURNSA Index Option, DUB	03/10/2020	215.95	19	$—

			101	$(2)

Interest Rate Swaptions
JNL/BlackRock Global Allocation Fund
Put Swaption, 3-month LIBOR versus 2.25% fixed, GSI	06/03/2014	N/A	41,654,876	$(308)
Put Swaption, 3-month LIBOR versus 2.25% fixed, GSI	06/03/2014	N/A	69,871,407	(517)
Put Swaption, 3-month LIBOR versus 2.30% fixed, DUB	06/04/2014	N/A	34,961,100	(234)
Put Swaption, 3-month LIBOR versus 5.75% fixed, GSI	12/17/2015	N/A	67,464,000	(660)

			213,951,383	$(1,719)

JNL/PIMCO Real Return Fund
Call Swaption, 6-month Euribor versus 0.55% fixed, BOA	01/15/2014	N/A	1,608	$(162)
Call Swaption, 6-month Euribor versus 2.00% fixed, BBP	01/27/2014	N/A	31	(2)
Put Swaption, 3-month LIBOR versus 2.85% fixed, DUB	04/14/2014	N/A	695	(36)
Put Swaption, 3-month LIBOR versus 2.00% fixed, MSS	03/31/2014	N/A	8,312	(1,532)
Put Swaption, 6-month Euribor versus 0.75% fixed, BOA	01/15/2014	N/A	1,608	(1)
Put Swaption, 6-month Euribor versus 2.50% fixed, BBP	01/27/2014	N/A	31	—

			12,285	$(1,733)

JNL/PIMCO Total Return Bond Fund
Call Swaption, 3-month Euribor versus 0.40% fixed, BBP	03/14/2014	N/A	74	$(11)
Call Swaption, 3-month Euribor versus 0.40% fixed, BOA	03/12/2014	N/A	376	(55)
Call Swaption, 3-month LIBOR versus 1.30% fixed, MSS	01/27/2014	N/A	776	—
Call Swaption, 3-month LIBOR versus 1.40% fixed, JPM	03/03/2014	N/A	2,536	(35)
Call Swaption, 3-month LIBOR versus 2.40% fixed, DUB	03/17/2014	N/A	147	—
Put Swaption, 3-month Euribor versus 0.40% fixed, BBP	03/14/2014	N/A	74	(2)
Put Swaption, 3-month Euribor versus 0.40% fixed, BOA	03/12/2014	N/A	376	(12)
Put Swaption, 3-month LIBOR versus 1.80% fixed, JPM	03/03/2014	N/A	2,536	(2,243)
Put Swaption, 3-month LIBOR versus 1.80% fixed, MSS	01/27/2014	N/A	776	(371)
Put Swaption, 3-month LIBOR versus 2.90% fixed, DUB	03/17/2014	N/A	147	(433)

			7,818	$(3,162)

Options on Securities
JNL/BlackRock Global Allocation Fund
Ace Ltd. Call Option	02/22/2014	92.50	52	$(55)
CONSOL Energy Inc. Put Option	04/19/2014	35.00	542	(75)
Dresser-Rand Group Inc. Put Option	03/22/2014	60.00	545	(161)
EOG Resources Inc. Put Option	04/19/2014	165.00	203	(175)
Halliburton Co. Call Option, DUB	01/17/2014	55.00	48,112	(4)
Marathon Petroleum Corp. Call Option	01/18/2014	77.50	546	(779)
Marathon Petroleum Corp. Call Option	04/19/2014	85.00	274	(277)
Marathon Petroleum Corp. Call Option	04/19/2014	80.00	411	(545)
Marathon Petroleum Corp. Put Option	04/19/2014	65.00	393	(20)
Marathon Petroleum Corp. Put Option	04/19/2014	62.50	391	(10)
Phillips 66 Put Option	05/17/2014	57.50	524	(26)
PulteGroup Inc. Put Option	01/18/2014	15.00	487	(1)
QEP Resources Inc. Put Option, GSI	04/17/2014	25.00	138,900	(55)
Travelers Cos. Inc. Call Option	01/18/2014	82.50	57	(47)
Williams-Sonoma Inc. Call Option	01/18/2014	52.50	113	(63)
Williams-Sonoma Inc. Call Option	01/18/2014	55.00	81	(28)
XL Group PLC Call Option	04/19/2014	32.00	153	(18)

			191,784	$(2,339)

JNL/Ivy Asset Strategy Fund
Apple Inc. Call Option, GSC	01/18/2014	600.00	266	$(41)
Applied Materials Inc. Call Option, BCL	01/18/2014	21.00	1,528	(3)
Applied Materials Inc. Put Option, BCL	01/18/2014	13.00	434	(1)
Applied Materials Inc. Put Option, BCL	01/18/2014	14.00	434	—
Cisco Systems Inc. Call Option, DUB	01/18/2014	24.00	5,274	(5)

			7,936	$(50)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Notes to Schedules of Investments (in thousands, except contracts)

December 31, 2013

Summary of Written Options

	Contracts/ Notional Contracts	Premiums
JNL/BlackRock Global Allocation Fund
Options outstanding at December 31, 2012	113,012,855	$3,758
Options written during the year	624,139,634	15,596
Options closed during the year	(409,106,201)	(11,056)
Options exercised during the year	(31,668)	(967)
Options expired during the year	(113,824,421)	(2,848)

Options outstanding at December 31, 2013	214,190,199	$4,483

JNL/Franklin Templeton Mutual Shares Fund
Options outstanding at December 31, 2012	–	$–
Options written during the year	10	10
Options closed during the year	(10)	(10)

Options outstanding at December 31, 2013	–	$–

JNL/Ivy Asset Strategy Fund
Options outstanding at December 31, 2012	36,342	$4,058
Options written during the year	382,933	27,934
Options closed during the year	(39,299)	(18,809)
Options exercised during the year	(309,577)	(829)
Options expired during the year	(61,062)	(10,656)

Options outstanding at December 31, 2013	9,337	$1,698

JNL/PIMCO Real Return Fund
Options outstanding at December 31, 2012	5,262	$4,647
Options written during the year	112,348,003	7,628
Options closed during the year	(43,001,021)	(1,188)
Options expired during the year	(69,338,058)	(6,655)

Options outstanding at December 31, 2013	14,186	$4,432

JNL/PIMCO Total Return Bond Fund
Options outstanding at December 31, 2012	10,409	$3,739
Options written during the year	115,263,352	11,191
Options closed during the year	(8,461)	(2,945)
Options expired during the year	(115,256,375)	(9,173)

Options outstanding at December 31, 2013	8,925	$2,812

Schedule of Exchange Traded Purchased Options

	Expiration Date	Exercise Price	Contracts	Unrealized Depreciation

Exchange Traded Purchased Options on Futures
JNL/Mellon Capital Global Alpha Fund
Euro-Bund Call Option	02/21/2014	EUR 110.00	34	$(75)
Euro-Bund Put Option	02/21/2014	EUR 147.00	117	(5)

			151	$(80)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Notes to Schedules of Investments (in thousands, except contracts)

December 31, 2013

Schedule of Open Futures Contracts

	Expiration	Contracts Long/ (Short)	Unrealized Appreciation/ (Depreciation)
JNL/AQR Managed Futures Strategy Fund
3-Month Euro Euribor Interest Rate Future	June 2014	(110)	$(20)
3-Month Euro Euribor Interest Rate Future	September 2014	22	—
3-Month Euro Euribor Interest Rate Future	December 2014	89	(8)
3-Month Euro Euribor Interest Rate Future	March 2015	192	(17)
3-Month Euro Euribor Interest Rate Future	June 2015	251	(37)
3-Month Euro Euribor Interest Rate Future	September 2015	256	(57)
3-Month Euro Euribor Interest Rate Future	December 2015	245	(156)
3-Month Euro Swiss Franc Interest Rate Future	June 2014	(214)	(2)
3-Month Euro Swiss Franc Interest Rate Future	September 2014	(94)	(1)
3-Month Sterling Interest Rate Future	June 2014	(287)	18
3-Month Sterling Interest Rate Future	September 2014	(193)	13
3-Month Sterling Interest Rate Future	December 2014	(193)	20
3-Month Sterling Interest Rate Future	March 2015	(222)	34
3-Month Sterling Interest Rate Future	June 2015	(258)	61
3-Month Sterling Interest Rate Future	September 2015	(281)	76
3-Month Sterling Interest Rate Future	December 2015	(329)	118
90-Day Eurodollar Future	June 2014	66	(3)
90-Day Eurodollar Future	September 2014	63	(6)
90-Day Eurodollar Future	December 2014	262	2
90-Day Eurodollar Future	March 2015	341	4
90-Day Eurodollar Future	June 2015	398	(5)
90-Day Eurodollar Future	September 2015	324	(34)
90-Day Eurodollar Future	December 2015	225	(124)
Amsterdam Exchanges Index Future	January 2014	82	482
ASX SPI 200 Index Future	March 2014	47	192
Australia Commonwealth Treasury Bond Future, 10-Year	March 2014	(298)	(271)
Australia Commonwealth Treasury Bond Future, 3-Year	March 2014	(111)	(20)
Brent Crude Oil Future	March 2014	58	(79)
CAC40 10 Euro Future	January 2014	103	277
Canadian Bank Acceptance Future	June 2014	57	3
Canadian Bank Acceptance Future	September 2014	207	(1)
Canadian Government Bond Future, 10-Year	March 2014	(163)	178
CBT Wheat Future	March 2014	(125)	344
Coffee ‘C’ Future	March 2014	(97)	(151)
Copper Future	March 2014	(37)	(82)
Corn Future	March 2014	(870)	777
Cotton No.2 Future	March 2014	(11)	(38)
DJIA Mini E-CBOT Future	March 2014	279	1,071
E-mini S&P 500 Future	March 2014	226	798
E-mini S&P MidCap 400 Future	March 2014	128	675
Euro STOXX 50 Future	March 2014	316	602
Euro-Bund Future	March 2014	(17)	14
Euro-Buxl Future	March 2014	(113)	148

	Expiration	Contracts Long/ (Short)	Unrealized Appreciation/ (Depreciation)
JNL/AQR Managed Futures Strategy Fund (continued)
Euro-Schatz Future	March 2014	(867)	$(12)
FTSE 100 Index Future	March 2014	80	272
FTSE/JSE Top 40 Index Future	March 2014	77	175
FTSE/MIB Index Future	March 2014	35	196
German Stock Index Future	March 2014	60	919
Hang Seng Index Future	January 2014	11	27
IBEX 35 Index Future	January 2014	52	375
ICE Cocoa Future	March 2014	122	(58)
Japanese Government Bond Future, 10-Year	March 2014	41	(271)
KCBT Wheat Future	March 2014	(2)	5
KOSPI 200 Future	March 2014	(20)	(62)
Lean Hogs Future	February 2014	(78)	29
LME Copper Future	March 2014	(42)	(379)
LME Nickel Future	March 2014	(24)	(41)
LME Zinc Future	March 2014	(27)	(114)
MSCI Taiwan Stock Index Future	January 2014	97	61
NASDAQ 100 E-Mini Future	March 2014	325	818
Natural Gas Future	February 2014	136	(78)
NYSE Liffe Cocoa Future	March 2014	2	—
Platinum Future	April 2014	(42)	(113)
Russell 2000 Mini Index Future	March 2014	135	811
S&P/Toronto Stock Exchange 60 Index Future	March 2014	156	817
SGX CNX Nifty Index Future	January 2014	156	8
SGX MSCI Singapore Index Future	January 2014	64	84
Soybean Future	March 2014	87	(75)
Soybean Meal Future	March 2014	94	(18)
Soybean Oil Future	March 2014	(330)	314
Sugar #11 (World Markets) Future	March 2014	(1,248)	668
Tokyo Price Index Future	March 2014	100	469
U.K. Long Gilt Future	March 2014	(185)	624
U.S. Treasury Long Bond Future	March 2014	(167)	281
U.S. Treasury Note Future, 10-Year	March 2014	(230)	302
U.S. Treasury Note Future, 5-Year	March 2014	(164)	59

			$10,888

JNL/BlackRock Global Allocation Fund
ASX SPI 200 Index Future	March 2014	4	$21
CAC40 10 Euro Future	January 2014	18	47
E-mini S&P 500 Future	March 2014	(379)	(344)
Euro STOXX 50 Future	March 2014	(922)	(1,336)
FTSE 100 Index Future	March 2014	(31)	(34)
German Stock Index Future	March 2014	1	14
mini MSCI Emerging Markets Index Future	March 2014	(691)	(955)
S&P/Toronto Stock Exchange 60 Index Future	March 2014	6	31
Yen Denominated Nikkei 225 Future	March 2014	(59)	(46)

			$(2,602)

JNL/Goldman Sachs Core Plus Bond Fund
90-Day Eurodollar Future	December 2015	(588)	$366
90-Day Eurodollar Future	March 2016	(294)	140
90-Day Eurodollar Future	June 2016	(294)	179
Euro-Bobl Future	March 2014	90	(169)
Euro-BTP Future	March 2014	58	66
Euro-Bund Future	March 2014	(52)	52
U.K. Long Gilt Future	March 2014	(5)	20
U.S. Treasury Long Bond Future	March 2014	76	(57)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Notes to Schedules of Investments (in thousands, except contracts)

December 31, 2013

Schedule of Open Futures Contracts

	Expiration	Contracts Long/ (Short)	Unrealized Appreciation/ (Depreciation)
JNL/Goldman Sachs Core Plus Bond Fund (continued)
U.S. Treasury Note Future, 10-Year	March 2014	(118)	$80
U.S. Treasury Note Future, 2-Year	March 2014	196	(65)
U.S. Treasury Note Future, 5-Year	March 2014	(323)	524
Ultra Long Term U.S. Treasury Bond Future	March 2014	293	(736)

			$400

JNL/Goldman Sachs Emerging Markets Debt Fund
90-Day Eurodollar Future	December 2015	(570)	$355
90-Day Eurodollar Future	March 2016	(285)	135
90-Day Eurodollar Future	June 2016	(285)	174
U.S. Treasury Long Bond Future	March 2014	(194)	485
U.S. Treasury Note Future, 10-Year	March 2014	(753)	1,698
U.S. Treasury Note Future, 2-Year	March 2014	260	(105)
U.S. Treasury Note Future, 5-Year	March 2014	(956)	1,102
Ultra Long Term U.S. Treasury Bond Future	March 2014	(17)	20

			$3,864

JNL/Ivy Asset Strategy Fund
Gold 100 Oz. Future	February 2014	(1,817)	$7,207

JNL/Mellon Capital Emerging Market Index Fund
mini MSCI Emerging Markets Index Future	March 2014	62	$57

JNL/Mellon Capital S&P 500 Index Fund
E-mini S&P 500 Future	March 2014	905	$1,955

JNL/Mellon Capital S&P 400 Mid Cap Index Fund
E-mini S&P MidCap 400 Future	March 2014	475	$1,628

JNL/Mellon Capital Small Cap Index Fund
Russell 2000 Mini Index Future	March 2014	459	$1,941

JNL/Mellon Capital International Index Fund
ASX SPI 200 Index Future	March 2014	66	$331
Euro STOXX 50 Future	March 2014	441	807
FTSE 100 Index Future	March 2014	165	639
Tokyo Price Index Future	March 2014	116	504

			$2,281

JNL/Mellon Capital Global Alpha Fund
Amsterdam Exchanges Index Future	January 2014	(21)	$(128)
ASX SPI 200 Index Future	March 2014	322	1,998
Australia Commonwealth Treasury Bond Future, 10-Year	March 2014	617	581
CAC40 10 Euro Future	January 2014	159	440
Canadian Government Bond Future, 10-Year	March 2014	15	(13)
E-mini S&P 500 Future	March 2014	(198)	(659)
Euro-Bund Future	March 2014	(263)	550
FTSE 100 Index Future	March 2014	(526)	(1,788)
FTSE/MIB Index Future	March 2014	50	284
German Stock Index Future	March 2014	137	2,022
Hang Seng Index Future	January 2014	210	474
IBEX 35 Index Future	January 2014	(81)	(576)
S&P/Toronto Stock Exchange 60 Index Future	March 2014	(24)	(150)

	Expiration	Contracts Long/ (Short)	Unrealized Appreciation/ (Depreciation)
JNL/Mellon Capital Global Alpha Fund (continued)
SGX Japanese Government Bond Future, 10-Year	March 2014	(366)	$264
Tokyo Price Index Future	March 2014	117	321
U.K. Long Gilt Future	March 2014	(306)	1,142
U.S. Treasury Note Future, 10-Year	March 2014	(68)	4

			$4,766

JNL/Neuberger Berman Strategic Income Fund
3-Month Euro Euribor Interest Rate Future	December 2016	111	$(21)
3-Month Euro-Yen Future	March 2014	39	—
3-Month New Zealand Bank Bill Future	June 2014	30	(17)
3-Month Sterling Interest Rate Future	December 2016	98	(49)
90-Day Eurodollar Future	December 2016	86	12
ASX 90-Day Bank Accepted Bills Future	March 2015	35	16
Australian Dollar Future	March 2014	(37)	72
Euro FX Currency Future	March 2014	(13)	(32)
Euro-Buxl Future	March 2014	(29)	85
New Zealand Dollar Future	March 2014	(70)	1
SGX Japanese Government Bond Future, 10-Year	March 2014	(109)	108
U.S. Treasury Long Bond Future	March 2014	(108)	292
U.S. Treasury Note Future, 10-Year	March 2014	(646)	1,533
U.S. Treasury Note Future, 2-Year	March 2014	(196)	88
U.S. Treasury Note Future, 5-Year	March 2014	(398)	561
Ultra Long Term U.S. Treasury Bond Future	March 2014	(69)	204

			$2,853

JNL/PIMCO Real Return Fund
90-Day Eurodollar Future	September 2014	13	$5
90-Day Eurodollar Future	September 2015	392	3
90-Day Eurodollar Future	December 2015	91	(25)
90-Day Eurodollar Future	March 2016	923	(730)
90-Day Eurodollar Future	March 2017	140	(97)
U.S. Treasury Note Future, 10-Year	March 2014	97	(259)
U.S. Treasury Note Future, 5-Year	March 2014	982	(1,576)

			$(2,679)

JNL/PIMCO Total Return Bond Fund
3-Month Euro Euribor Interest Rate Future	December 2014	147	$(30)
3-Month Euro Euribor Interest Rate Future	March 2015	147	(45)
3-Month Euro Euribor Interest Rate Future	June 2015	147	(61)
3-Month Euro Euribor Interest Rate Future	September 2015	147	(76)
90-Day Eurodollar Future	December 2014	2,501	(117)
90-Day Eurodollar Future	March 2015	115	7
90-Day Eurodollar Future	June 2015	1,196	(240)
90-Day Eurodollar Future	September 2015	3,970	582
90-Day Eurodollar Future	December 2015	8,399	(3,095)
90-Day Eurodollar Future	March 2016	2,759	(1,400)
90-Day Eurodollar Future	June 2016	536	(355)
90-Day Eurodollar Future	September 2016	502	138
90-Day Eurodollar Future	December 2016	303	222

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Notes to Schedules of Investments (in thousands, except contracts)

December 31, 2013

Schedule of Open Futures Contracts

	Expiration	Contracts Long/ (Short)	Unrealized Appreciation/ (Depreciation)
JNL/PIMCO Total Return Bond Fund (continued)
90-Day Eurodollar Future	March 2017	304	$317
90-Day Eurodollar Future	June 2017	236	209
U.S. Treasury Note Future, 10-Year	March 2014	769	(1,789)
U.S. Treasury Note Future, 5-Year	March 2014	6,138	(9,746)

			$(15,479)

JNL/PPM America Floating Rate Income Fund
U.S. Treasury Long Bond Future	March 2014	(12)	$26
U.S. Treasury Note Future, 10-Year	March 2014	(128)	299
U.S. Treasury Note Future, 5-Year	March 2014	(73)	115

			$440

JNL/PPM America High Yield Bond Fund
U.S. Treasury Long Bond Future	March 2014	14	$(30)
U.S. Treasury Note Future, 10-Year	March 2014	(297)	590
Ultra Long Term U.S. Treasury Bond Future	March 2014	(112)	222

			$782

JNL/T. Rowe Price Mid-Cap Growth Fund
E-mini S&P 500 Future	March 2014	26	$81

JNL/T. Rowe Price Short-Term Bond Fund
10-Year USD Deliverable Interest Rate Swap Future	March 2014	(219)	$305

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Notes to Schedules of Investments (in thousands)

December 31, 2013

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/ (Loss)
JNL/AQR Managed Futures Strategy Fund
CHF/USD	03/19/2014	RBS	CHF	350	$393	$8
CHF/USD	03/19/2014	RBS	CHF	16	18	—
CHF/USD	03/19/2014	RBS	CHF	16	18	—
EUR/USD	03/19/2014	RBS	EUR	17,563	24,161	305
EUR/USD	03/19/2014	RBS	EUR	41,015	56,424	703
EUR/USD	03/19/2014	RBS	EUR	1,810	2,490	31
EUR/USD	03/19/2014	RBS	EUR	34,888	47,995	443
EUR/USD	03/19/2014	RBS	EUR	108,185	148,829	121
EUR/USD	03/19/2014	RBS	EUR	27,458	37,774	(51)
EUR/USD	03/19/2014	RBS	EUR	3,051	4,197	(11)
EUR/USD	03/19/2014	RBS	EUR	690	949	3
EUR/USD	03/19/2014	RBS	EUR	10,620	14,610	24
EUR/USD	03/19/2014	RBS	EUR	1,301	1,790	10
EUR/USD	03/19/2014	RBS	EUR	1,068	1,469	13
GBP/USD	03/19/2014	RBS	GBP	5,670	9,384	93
GBP/USD	03/19/2014	RBS	GBP	5,986	9,907	99
GBP/USD	03/19/2014	RBS	GBP	5,986	9,907	124
GBP/USD	03/19/2014	RBS	GBP	374	619	7
GBP/USD	03/19/2014	RBS	GBP	4,808	7,958	107
GBP/USD	03/19/2014	RBS	GBP	15,648	25,898	257
GBP/USD	03/19/2014	RBS	GBP	2,502	4,141	55
GBP/USD	03/19/2014	RBS	GBP	1,563	2,587	32
HUF/USD	03/19/2014	RBS	HUF	87,728	404	13
HUF/USD	03/19/2014	RBS	HUF	87,728	404	10
HUF/USD	03/19/2014	RBS	HUF	334,543	1,542	25
HUF/USD	03/19/2014	RBS	HUF	330,000	1,521	17
HUF/USD	03/19/2014	RBS	HUF	190,000	876	12
HUF/USD	03/19/2014	RBS	HUF	20,000	92	1
ILS/USD	03/19/2014	RBS	ILS	6,100	1,755	25
ILS/USD	03/19/2014	RBS	ILS	6,726	1,935	30
ILS/USD	03/19/2014	RBS	ILS	300	86	1
ILS/USD	03/19/2014	RBS	ILS	25,974	7,472	58
ILS/USD	03/19/2014	RBS	ILS	7,300	2,100	17
ILS/USD	03/19/2014	RBS	ILS	100	29	—
INR/USD	03/19/2014	RBS	INR	20,000	318	6
INR/USD	03/19/2014	RBS	INR	108,000	1,715	(9)
INR/USD	03/19/2014	RBS	INR	190,000	3,018	2
INR/USD	03/19/2014	RBS	INR	43,000	683	6
INR/USD	03/19/2014	RBS	INR	32,000	508	5
JPY/USD	03/19/2014	RBS	JPY	169,531	1,610	(41)
JPY/USD	03/19/2014	RBS	JPY	758,718	7,207	(199)
JPY/USD	03/19/2014	RBS	JPY	193,062	1,834	(45)
JPY/USD	03/19/2014	RBS	JPY	149,000	1,415	(12)
JPY/USD	03/19/2014	RBS	JPY	203,000	1,928	(25)
KRW/USD	03/19/2014	RBS	KRW	450,000	424	3
KRW/USD	03/19/2014	RBS	KRW	5,370,989	5,065	34
KRW/USD	03/19/2014	RBS	KRW	25,909,011	24,435	(38)
KRW/USD	03/19/2014	RBS	KRW	180,000	170	—
KRW/USD	03/19/2014	RBS	KRW	60,000	57	—
KRW/USD	03/19/2014	RBS	KRW	10,000	9	—
KRW/USD	03/19/2014	RBS	KRW	400,000	377	1
KRW/USD	03/19/2014	RBS	KRW	400,000	377	3
MXN/USD	03/19/2014	RBS	MXN	71,000	5,405	79
MXN/USD	03/19/2014	RBS	MXN	42,000	3,198	(29)
MXN/USD	03/19/2014	RBS	MXN	32,000	2,436	(9)
NOK/USD	03/19/2014	RBS	NOK	6,352	1,044	9
NOK/USD	03/19/2014	RBS	NOK	1,069	176	2
NOK/USD	03/19/2014	RBS	NOK	10,929	1,797	21
NZD/USD	03/19/2014	RBS	NZD	24,028	19,653	78
NZD/USD	03/19/2014	RBS	NZD	60,793	49,723	(295)
PHP/USD	03/19/2014	RBS	PHP	2,000	45	(1)

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/ (Loss)
JNL/AQR Managed Futures Strategy Fund (continued)
PHP/USD	03/19/2014	RBS	PHP	1,000	$23	$—
PLN/USD	03/19/2014	RBS	PLN	6,400	2,109	54
PLN/USD	03/19/2014	RBS	PLN	100	33	1
PLN/USD	03/19/2014	RBS	PLN	7,563	2,492	66
PLN/USD	03/19/2014	RBS	PLN	6,001	1,977	38
PLN/USD	03/19/2014	RBS	PLN	4,400	1,450	9
PLN/USD	03/19/2014	RBS	PLN	28,636	9,435	71
PLN/USD	03/19/2014	RBS	PLN	6,500	2,142	16
PLN/USD	03/19/2014	RBS	PLN	1,900	626	5
PLN/USD	03/19/2014	RBS	PLN	3,000	988	5
PLN/USD	03/19/2014	RBS	PLN	200	66	—
RUB/USD	03/19/2014	RBS	RUB	41,000	1,231	—
SEK/USD	03/19/2014	RBS	SEK	42,228	6,557	115
SEK/USD	03/19/2014	RBS	SEK	29,893	4,642	60
SEK/USD	03/19/2014	RBS	SEK	22,836	3,546	61
SGD/USD	03/19/2014	RBS	SGD	12,600	9,985	(101)
SGD/USD	03/19/2014	RBS	SGD	2,000	1,585	(16)
SGD/USD	03/19/2014	RBS	SGD	200	158	(1)
TWD/USD	03/19/2014	RBS	TWD	21,221	714	(8)
TWD/USD	03/19/2014	RBS	TWD	68,779	2,313	(28)
USD/AUD	03/19/2014	RBS	AUD	(15,719)	(13,967)	269
USD/AUD	03/19/2014	RBS	AUD	(42,490)	(37,754)	639
USD/AUD	03/19/2014	RBS	AUD	(11,745)	(10,436)	202
USD/AUD	03/19/2014	RBS	AUD	(3,779)	(3,358)	(4)
USD/AUD	03/19/2014	RBS	AUD	(6,371)	(5,661)	(1)
USD/AUD	03/19/2014	RBS	AUD	(6,408)	(5,694)	(9)
USD/AUD	03/19/2014	RBS	AUD	(2,758)	(2,451)	(7)
USD/AUD	03/19/2014	RBS	AUD	(2,149)	(1,910)	(17)
USD/AUD	03/19/2014	RBS	AUD	(200)	(178)	(1)
USD/AUD	03/19/2014	RBS	AUD	(100)	(89)	—
USD/BRL	03/19/2014	RBS	BRL	(500)	(208)	(1)
USD/BRL	03/19/2014	RBS	BRL	(1,200)	(499)	(3)
USD/BRL	03/19/2014	RBS	BRL	(3,100)	(1,290)	(15)
USD/BRL	03/19/2014	RBS	BRL	(1,000)	(416)	1
USD/BRL	03/19/2014	RBS	BRL	(3,900)	(1,623)	13
USD/BRL	03/19/2014	RBS	BRL	(3,300)	(1,373)	20
USD/BRL	03/19/2014	RBS	BRL	(1,300)	(541)	6
USD/BRL	03/19/2014	RBS	BRL	(1,000)	(416)	4
USD/BRL	03/19/2014	RBS	BRL	(2,100)	(874)	(1)
USD/BRL	03/19/2014	RBS	BRL	(3,000)	(1,249)	(13)
USD/BRL	03/19/2014	RBS	BRL	(1,600)	(666)	(5)
USD/CAD	03/19/2014	RBS	CAD	(15,174)	(14,259)	(49)
USD/CAD	03/19/2014	RBS	CAD	(7,674)	(7,211)	(26)
USD/CAD	03/19/2014	RBS	CAD	(4,259)	(4,002)	(21)
USD/CAD	03/19/2014	RBS	CAD	(5,511)	(5,179)	(37)
USD/CAD	03/19/2014	RBS	CAD	(5,511)	(5,179)	(25)
USD/CAD	03/19/2014	RBS	CAD	(16,750)	(15,740)	(23)
USD/CAD	03/19/2014	RBS	CAD	(14,853)	(13,957)	20
USD/CAD	03/19/2014	RBS	CAD	(1,372)	(1,289)	(4)
USD/CAD	03/19/2014	RBS	CAD	(4,458)	(4,189)	14
USD/CAD	03/19/2014	RBS	CAD	(2,817)	(2,647)	(24)
USD/CHF	03/19/2014	RBS	CHF	(223)	(250)	(3)
USD/CHF	03/19/2014	RBS	CHF	(134)	(150)	—
USD/CHF	03/19/2014	RBS	CHF	(26)	(29)	—
USD/CHF	03/19/2014	RBS	CHF	(20)	(22)	—
USD/CHF	03/19/2014	RBS	CHF	(49)	(55)	—
USD/CHF	03/19/2014	RBS	CHF	(35)	(39)	—
USD/CHF	03/19/2014	RBS	CHF	(85)	(95)	1
USD/CHF	03/19/2014	RBS	CHF	(451)	(506)	—
USD/CLP	03/19/2014	RBS	CLP	(590,000)	(1,113)	(21)
USD/CLP	03/19/2014	RBS	CLP	(510,000)	(963)	(16)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Notes to Schedules of Investments (in thousands)

December 31, 2013

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/ (Loss)
JNL/AQR Managed Futures Strategy Fund (continued)
USD/CLP	03/19/2014	RBS	CLP	(310,000)	$(585)	$(11)
USD/CLP	03/19/2014	RBS	CLP	(600,000)	(1,132)	(19)
USD/CLP	03/19/2014	RBS	CLP	(40,000)	(76)	(1)
USD/CLP	03/19/2014	RBS	CLP	(80,000)	(151)	(2)
USD/CLP	03/19/2014	RBS	CLP	(30,000)	(57)	—
USD/COP	03/19/2014	RBS	COP	(1,700,000)	(877)	(8)
USD/COP	03/19/2014	RBS	COP	(400,000)	(206)	(2)
USD/COP	03/19/2014	RBS	COP	(700,000)	(361)	(4)
USD/COP	03/19/2014	RBS	COP	(800,000)	(413)	(4)
USD/COP	03/19/2014	RBS	COP	(600,000)	(310)	(2)
USD/CZK	03/19/2014	RBS	CZK	(151,029)	(7,610)	(69)
USD/CZK	03/19/2014	RBS	CZK	(7,000)	(353)	(3)
USD/EUR	03/19/2014	RBS	EUR	(71)	(98)	(1)
USD/EUR	03/19/2014	RBS	EUR	(87)	(120)	—
USD/EUR	03/19/2014	RBS	EUR	(47)	(65)	—
USD/EUR	03/19/2014	RBS	EUR	(96)	(132)	—
USD/EUR	03/19/2014	RBS	EUR	(656)	(902)	1
USD/EUR	03/19/2014	RBS	EUR	(772)	(1,062)	1
USD/EUR	03/19/2014	RBS	EUR	(1,631)	(2,244)	(12)
USD/GBP	03/19/2014	RBS	GBP	(6,805)	(11,263)	(107)
USD/GBP	03/19/2014	RBS	GBP	(2,088)	(3,456)	(33)
USD/GBP	03/19/2014	RBS	GBP	(193)	(319)	(4)
USD/GBP	03/19/2014	RBS	GBP	(1,231)	(2,037)	(34)
USD/GBP	03/19/2014	RBS	GBP	(1,872)	(3,098)	(47)
USD/HKD	03/19/2014	RBS	HKD	(71)	(9)	—
USD/HUF	03/19/2014	RBS	HUF	(200,000)	(922)	(32)
USD/HUF	03/19/2014	RBS	HUF	(120,000)	(553)	(18)
USD/HUF	03/19/2014	RBS	HUF	(60,000)	(277)	(5)
USD/HUF	03/19/2014	RBS	HUF	(150,000)	(691)	(15)
USD/HUF	03/19/2014	RBS	HUF	(240,000)	(1,106)	(22)
USD/HUF	03/19/2014	RBS	HUF	(30,000)	(138)	(1)
USD/IDR	03/19/2014	RBS	IDR	(61,400,000)	(4,977)	5
USD/IDR	03/19/2014	RBS	IDR	(3,000,000)	(243)	(3)
USD/IDR	03/19/2014	RBS	IDR	(1,000,000)	(81)	—
USD/IDR	03/19/2014	RBS	IDR	(1,000,000)	(81)	(1)
USD/ILS	03/19/2014	RBS	ILS	(700)	(201)	(2)
USD/ILS	03/19/2014	RBS	ILS	(3,000)	(863)	(8)
USD/INR	03/19/2014	RBS	INR	(432,000)	(6,861)	33
USD/INR	03/19/2014	RBS	INR	(39,000)	(619)	(2)
USD/JPY	03/19/2014	RBS	JPY	(3,970,642)	(37,719)	1,039
USD/JPY	03/19/2014	RBS	JPY	(4,451)	(42)	1
USD/JPY	03/19/2014	RBS	JPY	(22,789,806)	(216,489)	4,935
USD/JPY	03/19/2014	RBS	JPY	(426,009)	(4,047)	68
USD/JPY	03/19/2014	RBS	JPY	(906,882)	(8,615)	194
USD/JPY	03/19/2014	RBS	JPY	(200,175)	(1,902)	44
USD/JPY	03/19/2014	RBS	JPY	(427,738)	(4,063)	52
USD/JPY	03/19/2014	RBS	JPY	(1,820,933)	(17,298)	420
USD/KRW	03/19/2014	RBS	KRW	(230,000)	(217)	(2)
USD/KRW	03/19/2014	RBS	KRW	(110,000)	(104)	—
USD/KRW	03/19/2014	RBS	KRW	(240,000)	(226)	—
USD/KRW	03/19/2014	RBS	KRW	(90,000)	(85)	—
USD/MXN	03/19/2014	RBS	MXN	(2,000)	(152)	(2)
USD/MXN	03/19/2014	RBS	MXN	(19,000)	(1,447)	(9)
USD/MXN	03/19/2014	RBS	MXN	(2,000)	(152)	1
USD/MXN	03/19/2014	RBS	MXN	(32,000)	(2,436)	21
USD/MXN	03/19/2014	RBS	MXN	(11,000)	(837)	8
USD/MXN	03/19/2014	RBS	MXN	(21,000)	(1,599)	8
USD/MXN	03/19/2014	RBS	MXN	(9,000)	(685)	3
USD/MYR	03/19/2014	RBS	MYR	(600)	(182)	3
USD/MYR	03/19/2014	RBS	MYR	(6,800)	(2,067)	36
USD/MYR	03/19/2014	RBS	MYR	(1,700)	(517)	7

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/ (Loss)
JNL/AQR Managed Futures Strategy Fund (continued)
USD/MYR	03/19/2014	RBS	MYR	(5,800)	$(1,763)	$20
USD/MYR	03/19/2014	RBS	MYR	(5,200)	(1,580)	11
USD/MYR	03/19/2014	RBS	MYR	(2,600)	(790)	2
USD/MYR	03/19/2014	RBS	MYR	(200)	(61)	—
USD/MYR	03/19/2014	RBS	MYR	(100)	(30)	—
USD/NOK	03/19/2014	RBS	NOK	(77,409)	(12,727)	(178)
USD/NOK	03/19/2014	RBS	NOK	(196,075)	(32,237)	(394)
USD/NZD	03/19/2014	RBS	NZD	(18,973)	(15,518)	27
USD/NZD	03/19/2014	RBS	NZD	(4,749)	(3,884)	22
USD/NZD	03/19/2014	RBS	NZD	(4,279)	(3,500)	4
USD/NZD	03/19/2014	RBS	NZD	(6,381)	(5,219)	17
USD/NZD	03/19/2014	RBS	NZD	(2,427)	(1,985)	10
USD/NZD	03/19/2014	RBS	NZD	(1,898)	(1,552)	5
USD/NZD	03/19/2014	RBS	NZD	(1,360)	(1,112)	(5)
USD/NZD	03/19/2014	RBS	NZD	(4,242)	(3,470)	(22)
USD/NZD	03/19/2014	RBS	NZD	(2,399)	(1,962)	(7)
USD/PHP	03/19/2014	RBS	PHP	(50,000)	(1,128)	4
USD/PHP	03/19/2014	RBS	PHP	(313,000)	(7,060)	29
USD/PHP	03/19/2014	RBS	PHP	(52,000)	(1,173)	1
USD/PHP	03/19/2014	RBS	PHP	(51,000)	(1,150)	3
USD/PHP	03/19/2014	RBS	PHP	(53,000)	(1,195)	6
USD/PHP	03/19/2014	RBS	PHP	(47,000)	(1,060)	6
USD/PHP	03/19/2014	RBS	PHP	(31,000)	(699)	2
USD/PHP	03/19/2014	RBS	PHP	(9,000)	(203)	(1)
USD/PHP	03/19/2014	RBS	PHP	(6,000)	(135)	—
USD/RUB	03/19/2014	RBS	RUB	(3,000)	(90)	(1)
USD/RUB	03/19/2014	RBS	RUB	(97,000)	(2,913)	(48)
USD/RUB	03/19/2014	RBS	RUB	(181,000)	(5,436)	(86)
USD/RUB	03/19/2014	RBS	RUB	(30,000)	(901)	1
USD/RUB	03/19/2014	RBS	RUB	(60,000)	(1,802)	(4)
USD/RUB	03/19/2014	RBS	RUB	(54,000)	(1,622)	(5)
USD/RUB	03/19/2014	RBS	RUB	(54,000)	(1,622)	(8)
USD/RUB	03/19/2014	RBS	RUB	(40,000)	(1,201)	(6)
USD/RUB	03/19/2014	RBS	RUB	(15,000)	(450)	(1)
USD/SEK	03/19/2014	RBS	SEK	(46,657)	(7,245)	(102)
USD/SEK	03/19/2014	RBS	SEK	(39,479)	(6,130)	(88)
USD/SEK	03/19/2014	RBS	SEK	(50,809)	(7,889)	(92)
USD/SEK	03/19/2014	RBS	SEK	(113,402)	(17,609)	(303)
USD/SEK	03/19/2014	RBS	SEK	(11,285)	(1,752)	(35)
USD/SEK	03/19/2014	RBS	SEK	(20,645)	(3,206)	(74)
USD/SEK	03/19/2014	RBS	SEK	(18,152)	(2,819)	(43)
USD/SEK	03/19/2014	RBS	SEK	(6,811)	(1,058)	(22)
USD/SGD	03/19/2014	RBS	SGD	(2,800)	(2,219)	(10)
USD/SGD	03/19/2014	RBS	SGD	(600)	(476)	2
USD/SGD	03/19/2014	RBS	SGD	(2,400)	(1,902)	10
USD/SGD	03/19/2014	RBS	SGD	(1,800)	(1,426)	8
USD/SGD	03/19/2014	RBS	SGD	(2,900)	(2,298)	8
USD/SGD	03/19/2014	RBS	SGD	(1,200)	(951)	—
USD/SGD	03/19/2014	RBS	SGD	(2,300)	(1,823)	(7)
USD/TRY	03/19/2014	RBS	TRY	(2,100)	(962)	25
USD/TRY	03/19/2014	RBS	TRY	(1,600)	(733)	36
USD/TRY	03/19/2014	RBS	TRY	(2,000)	(916)	42
USD/TRY	03/19/2014	RBS	TRY	(3,100)	(1,420)	77
USD/TRY	03/19/2014	RBS	TRY	(12,600)	(5,771)	315
USD/TRY	03/19/2014	RBS	TRY	(3,400)	(1,557)	80
USD/TRY	03/19/2014	RBS	TRY	(3,800)	(1,740)	87
USD/TRY	03/19/2014	RBS	TRY	(2,000)	(916)	50
USD/TRY	03/19/2014	RBS	TRY	(400)	(183)	9
USD/TRY	03/19/2014	RBS	TRY	(2,500)	(1,145)	39
USD/TRY	03/19/2014	RBS	TRY	(2,600)	(1,191)	32
USD/TWD	03/19/2014	RBS	TWD	(60,000)	(2,018)	21

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Notes to Schedules of Investments (in thousands)

December 31, 2013

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/ (Loss)
JNL/AQR Managed Futures Strategy Fund (continued)
USD/TWD	03/19/2014	RBS	TWD	(4,000)	$(135)	$2
USD/TWD	03/19/2014	RBS	TWD	(14,000)	(471)	5
USD/TWD	03/19/2014	RBS	TWD	(19,000)	(639)	7
USD/TWD	03/19/2014	RBS	TWD	(25,000)	(841)	8
USD/TWD	03/19/2014	RBS	TWD	(43,000)	(1,446)	13
USD/TWD	03/19/2014	RBS	TWD	(39,000)	(1,311)	6
USD/TWD	03/19/2014	RBS	TWD	(40,000)	(1,345)	(2)
USD/TWD	03/19/2014	RBS	TWD	(32,000)	(1,076)	(5)
USD/ZAR	03/19/2014	RBS	ZAR	(27,000)	(2,546)	25
USD/ZAR	03/19/2014	RBS	ZAR	(18,400)	(1,735)	7
USD/ZAR	03/19/2014	RBS	ZAR	(22,411)	(2,113)	1
USD/ZAR	03/19/2014	RBS	ZAR	(27,300)	(2,574)	16
USD/ZAR	03/19/2014	RBS	ZAR	(75,889)	(7,156)	78
USD/ZAR	03/19/2014	RBS	ZAR	(14,000)	(1,320)	8
USD/ZAR	03/19/2014	RBS	ZAR	(10,100)	(952)	4

					$(126,769)	$9,375

JNL/BlackRock Global Allocation Fund
AUD/USD	01/24/2014	MSC	AUD	5,307	$4,731	$19
EUR/JPY	01/31/2014	BCL	JPY	(643,637)	(6,113)	148
EUR/USD	01/13/2014	BBH	EUR	3,093	4,254	96
GBP/USD	01/13/2014	BBH	GBP	969	1,605	28
USD/AUD	01/24/2014	MSC	AUD	(5,307)	(4,731)	222
USD/BRL	01/30/2014	DUB	BRL	(6,094)	(2,565)	45
USD/BRL	01/31/2014	MSC	BRL	(6,038)	(2,541)	(7)
USD/EUR	01/09/2014	BNP	EUR	(1,231)	(1,694)	(40)
USD/EUR	01/17/2014	BCL	EUR	(3,682)	(5,065)	(69)
USD/EUR	01/24/2014	DUB	EUR	(1,817)	(2,500)	(41)
USD/EUR	01/30/2014	MSC	EUR	(4,662)	(6,413)	1
USD/EUR	02/06/2014	CSI	EUR	(2,953)	(4,062)	3
USD/EUR	02/06/2014	UBS	EUR	(4,828)	(6,642)	4
USD/EUR	02/06/2014	DUB	EUR	(1,927)	(2,650)	2
USD/GBP	01/24/2014	DUB	GBP	(6,387)	(10,576)	(268)
USD/JPY	01/09/2014	BOA	JPY	(555,263)	(5,273)	304
USD/JPY	01/09/2014	GSC	JPY	(601,289)	(5,710)	326
USD/JPY	01/15/2014	UBS	JPY	(250,000)	(2,374)	185
USD/JPY	01/16/2014	CSI	JPY	(295,691)	(2,808)	80
USD/JPY	01/16/2014	BNP	JPY	(541,405)	(5,141)	148
USD/JPY	01/17/2014	GSC	JPY	(573,609)	(5,447)	173
USD/JPY	01/17/2014	CSI	JPY	(556,889)	(5,288)	160
USD/JPY	01/23/2014	BCL	JPY	(461,686)	(4,384)	227
USD/JPY	01/23/2014	UBS	JPY	(189,203)	(1,797)	64
USD/JPY	01/27/2014	UBS	JPY	(830,000)	(7,882)	532
USD/JPY	01/30/2014	UBS	JPY	(398,213)	(3,782)	96
USD/JPY	01/31/2014	GSC	JPY	(784,843)	(7,454)	223
USD/JPY	02/06/2014	BOA	JPY	(598,858)	(5,688)	148
USD/JPY	02/07/2014	MSC	JPY	(1,163,938)	(11,054)	224
USD/JPY	02/10/2014	DUB	JPY	(710,000)	(6,743)	465
USD/JPY	03/17/2014	MSC	JPY	(560,000)	(5,320)	120
USD/MXN	01/09/2014	UBS	MXN	(33,651)	(2,576)	46
USD/MXN	02/06/2014	UBS	MXN	(40,575)	(3,099)	(120)
USD/MXN	03/20/2014	CSI	MXN	(14,015)	(1,067)	14
USD/MXN	03/20/2014	CSI	MXN	(42,090)	(3,204)	23
USD/MXN	04/03/2014	CSI	MXN	(42,040)	(3,197)	42
USD/MXN	04/30/2014	MSC	MXN	(38,789)	(2,943)	15
USD/MXN	04/30/2014	CSI	MXN	(21,170)	(1,606)	21
USD/MXN	05/15/2014	MSC	MXN	(23,865)	(1,809)	16
USD/MXN	05/29/2014	UBS	MXN	(14,107)	(1,068)	8

					$(151,676)	$3,683

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/ (Loss)
JNL/BlackRock Large Cap Select Growth Fund
USD/JPY	02/28/2014	CIT	JPY	(1,386,783)	$(13,172)	$315
USD/JPY	02/28/2014	CIT	JPY	(985,093)	(9,357)	184
USD/JPY	02/28/2014	JPM	JPY	(299,326)	(2,843)	34

					$(25,372)	$533

JNL/Capital Guardian Global Balanced Fund
EUR/JPY	01/22/2014	JPM	JPY	(36,000)	$(342)	$7
EUR/SEK	01/03/2014	JPM	SEK	(1,170)	(182)	(1)
EUR/SEK	01/13/2014	JPM	SEK	(600)	(93)	(2)
EUR/SEK	01/22/2014	BOA	SEK	(410)	(64)	(1)
EUR/SEK	02/03/2014	JPM	SEK	(1,170)	(182)	—
EUR/USD	01/08/2014	JPM	EUR	1,400	1,925	25
EUR/USD	01/08/2014	JPM	EUR	258	355	5
EUR/USD	01/13/2014	JPM	EUR	1,740	2,394	(6)
EUR/USD	01/14/2014	BNY	EUR	256	352	2
EUR/USD	01/14/2014	UBS	EUR	509	701	1
EUR/USD	01/17/2014	BOA	EUR	1,164	1,601	1
EUR/USD	01/17/2014	BOA	EUR	564	775	—
EUR/USD	01/22/2014	BOA	EUR	183	252	2
EUR/USD	01/23/2014	JPM	EUR	247	340	2
GBP/USD	01/10/2014	BOA	GBP	299	496	6
JPY/EUR	01/22/2014	CSI	EUR	(1,125)	(1,548)	(31)
JPY/USD	01/06/2014	BOA	JPY	235,858	2,240	(60)
JPY/USD	01/06/2014	BNY	JPY	10,772	102	(1)
JPY/USD	01/09/2014	JPM	JPY	35,730	339	(11)
JPY/USD	01/14/2014	JPM	JPY	73,451	697	(25)
JPY/USD	01/14/2014	JPM	JPY	43,041	409	(8)
MXN/USD	01/08/2014	BOA	MXN	1,335	102	(1)
MXN/USD	01/10/2014	BOA	MXN	5,736	439	(7)
NOK/SEK	01/13/2014	BNY	SEK	(7,450)	(1,158)	(5)
USD/AUD	01/22/2014	CSI	AUD	(1,200)	(1,070)	(6)
USD/BRL	01/06/2014	JPM	BRL	(1,400)	(593)	(7)
USD/BRL	02/03/2014	JPM	BRL	(1,400)	(589)	(1)
USD/EUR	01/03/2014	CSI	EUR	(100)	(138)	(2)
USD/EUR	01/08/2014	BOA	EUR	(370)	(509)	(7)
USD/EUR	01/09/2014	BOA	EUR	(950)	(1,307)	(16)
USD/EUR	01/13/2014	UBS	EUR	(135)	(186)	—
USD/EUR	01/13/2014	JPM	EUR	(270)	(371)	—
USD/EUR	01/14/2014	BNY	EUR	(800)	(1,101)	(7)
USD/EUR	01/14/2014	UBS	EUR	(5,274)	(7,255)	8
USD/EUR	01/14/2014	BNY	EUR	(135)	(186)	—
USD/EUR	01/21/2014	JPM	EUR	(270)	(371)	—
USD/EUR	02/03/2014	CSI	EUR	(100)	(138)	—
USD/JPY	01/07/2014	BOA	JPY	(19,531)	(185)	1
USD/JPY	01/08/2014	BNY	JPY	(20,480)	(194)	6
USD/JPY	01/21/2014	CSI	JPY	(457,074)	(4,341)	96
USD/JPY	01/21/2014	BNY	JPY	(107,390)	(1,020)	6
USD/JPY	01/22/2014	JPM	JPY	(76,390)	(725)	8
USD/MXN	01/08/2014	BOA	MXN	(1,335)	(102)	(1)
USD/MXN	01/10/2014	BOA	MXN	(30,710)	(2,351)	(39)
USD/MXN	01/14/2014	BOA	MXN	(5,675)	(434)	(1)
USD/MXN	01/16/2014	UBS	MXN	(2,410)	(184)	1
USD/MXN	01/16/2014	UBS	MXN	(2,420)	(185)	1
USD/MXN	01/22/2014	BOA	MXN	(2,370)	(181)	1
USD/SEK	01/13/2014	JPM	SEK	(1,880)	(292)	(4)
USD/ZAR	01/22/2014	JPM	ZAR	(6,350)	(604)	7

					$(14,662)	$(64)

JNL/Franklin Templeton Global Multisector Bond Fund
CLP/USD	03/17/2014	JPM	CLP	2,796,030	$5,278	$(80)
CLP/USD	05/06/2014	DUB	CLP	2,285,890	4,292	(352)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Notes to Schedules of Investments (in thousands)

December 31, 2013

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/ (Loss)
JNL/Franklin Templeton Global Multisector Bond Fund (continued)
CLP/USD	10/24/2014	DUB	CLP	6,542,795	$12,074	$(552)
CLP/USD	12/15/2014	DUB	CLP	7,506,474	13,779	236
GHS/USD	03/10/2014	BCL	GHS	420	172	(6)
HUF/EUR	03/19/2014	DUB	EUR	(4,699)	(6,465)	374
HUF/EUR	03/19/2014	JPM	EUR	(1,410)	(1,939)	110
HUF/EUR	03/20/2014	JPM	EUR	(2,350)	(3,232)	197
HUF/EUR	03/21/2014	JPM	EUR	(2,350)	(3,232)	178
HUF/EUR	09/23/2014	JPM	EUR	(2,409)	(3,316)	18
HUF/EUR	09/25/2014	JPM	EUR	(1,909)	(2,628)	41
INR/USD	03/18/2014	JPM	INR	527,153	8,374	59
KRW/USD	05/07/2014	JPM	KRW	4,162,521	3,916	170
KRW/USD	06/17/2014	JPM	KRW	8,201,200	7,701	(18)
MXN/USD	01/10/2014	CIT	MXN	42,701	3,269	3
MXN/USD	02/18/2014	DUB	MXN	42,108	3,213	4
MXN/USD	02/25/2014	DUB	MXN	33,800	2,578	16
MXN/USD	02/28/2014	CIT	MXN	147,554	11,250	331
MXN/USD	02/28/2014	CIT	MXN	40,990	3,125	27
MXN/USD	03/10/2014	HSB	MXN	37,669	2,870	2
MXN/USD	03/14/2014	CIT	MXN	10,111	770	2
MXN/USD	03/24/2014	CIT	MXN	29,534	2,248	81
MXN/USD	04/23/2014	CIT	MXN	7,438	565	(25)
MXN/USD	06/09/2014	CIT	MXN	30,581	2,313	3
MXN/USD	06/10/2014	CIT	MXN	30,546	2,310	6
MXN/USD	06/12/2014	CIT	MXN	62,119	4,698	5
MXN/USD	06/13/2014	CIT	MXN	38,680	2,925	37
MXN/USD	06/20/2014	CIT	MXN	24,028	1,816	11
MXN/USD	06/23/2014	CIT	MXN	451,313	34,102	(238)
MXN/USD	07/10/2014	CIT	MXN	41,307	3,117	5
MXN/USD	07/15/2014	CIT	MXN	36,459	2,750	—
MXN/USD	10/14/2014	DUB	MXN	91,472	6,850	94
MXN/USD	10/21/2014	DUB	MXN	23,533	1,761	(33)
MXN/USD	10/22/2014	DUB	MXN	21,637	1,619	(25)
MXN/USD	10/23/2014	CIT	MXN	68,072	5,094	(37)
MXN/USD	10/23/2014	CIT	MXN	7,580	567	(4)
MXN/USD	12/05/2014	DUB	MXN	84,719	6,318	95
MXN/USD	12/16/2014	CIT	MXN	37,127	2,766	(31)
MXN/USD	12/18/2014	CIT	MXN	17,800	1,326	(11)
MYR/USD	01/02/2014	JPM	MYR	26,500	8,090	(200)
MYR/USD	02/20/2014	HSB	MYR	8,070	2,457	(17)
MYR/USD	04/02/2014	JPM	MYR	13,250	4,023	(32)
MYR/USD	05/06/2014	JPM	MYR	32,395	9,817	(597)
MYR/USD	06/20/2014	HSB	MYR	12,670	3,829	(33)
MYR/USD	07/01/2014	JPM	MYR	15,270	4,612	(98)
MYR/USD	07/01/2014	DUB	MYR	21,881	6,609	(141)
MYR/USD	07/02/2014	JPM	MYR	13,250	4,002	(37)
MYR/USD	07/02/2014	JPM	MYR	8,528	2,575	(69)
MYR/USD	07/03/2014	DUB	MYR	1,959	591	(17)
MYR/USD	07/07/2014	DUB	MYR	9,925	2,997	(84)
MYR/USD	10/01/2014	HSB	MYR	25,332	7,609	(106)
MYR/USD	10/24/2014	HSB	MYR	4,831	1,449	(43)
MYR/USD	10/27/2014	JPM	MYR	4,768	1,430	(58)
PHP/USD	01/02/2014	JPM	PHP	12,281	277	(7)
PHP/USD	06/25/2014	JPM	PHP	134,900	3,042	(4)
PHP/USD	06/26/2014	DUB	PHP	286,261	6,455	(30)
PHP/USD	06/27/2014	JPM	PHP	54,900	1,238	(21)
PHP/USD	06/30/2014	DUB	PHP	214,847	4,845	(115)
PHP/USD	07/01/2014	JPM	PHP	30,714	693	(16)
PLN/EUR	04/24/2014	DUB	EUR	(23,188)	(31,901)	208
PLN/EUR	05/07/2014	DUB	EUR	(9,149)	(12,587)	146
PLN/EUR	06/05/2014	DUB	EUR	(4,755)	(6,542)	250
PLN/EUR	12/15/2014	DUB	EUR	(8,754)	(12,051)	92

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/ (Loss)
JNL/Franklin Templeton Global Multisector Bond Fund (continued)
SEK/EUR	01/24/2014	DUB	EUR	(3,078)	$(4,235)	$(34)
SEK/EUR	05/07/2014	DUB	EUR	(6,808)	(9,366)	(276)
SEK/EUR	06/13/2014	DUB	EUR	(21,877)	(30,098)	566
SEK/EUR	09/05/2014	DUB	EUR	(15,517)	(21,353)	(232)
SGD/USD	02/28/2014	BCL	SGD	3,552	2,815	44
SGD/USD	03/11/2014	CIT	SGD	3,494	2,769	(38)
SGD/USD	03/14/2014	DUB	SGD	13,262	10,510	(124)
SGD/USD	05/06/2014	DUB	SGD	5,813	4,607	(103)
SGD/USD	06/19/2014	JPM	SGD	21,320	16,898	(101)
SGD/USD	09/24/2014	HSB	SGD	28,648	22,707	(293)
USD/EUR	01/16/2014	DUB	EUR	(372)	(512)	(16)
USD/EUR	02/26/2014	BCL	EUR	(12,180)	(16,756)	(519)
USD/EUR	02/27/2014	JPM	EUR	(2,296)	(3,159)	(92)
USD/EUR	03/03/2014	DUB	EUR	(65)	(90)	(4)
USD/EUR	03/07/2014	BCL	EUR	(534)	(735)	(36)
USD/EUR	03/10/2014	BCL	EUR	(1,285)	(1,768)	(94)
USD/EUR	03/10/2014	CIT	EUR	(3,541)	(4,871)	(245)
USD/EUR	03/13/2014	JPM	EUR	(11,173)	(15,371)	(644)
USD/EUR	03/17/2014	BCL	EUR	(448)	(616)	(33)
USD/EUR	03/18/2014	CIT	EUR	(317)	(436)	(25)
USD/EUR	03/20/2014	DUB	EUR	(700)	(963)	(52)
USD/EUR	03/20/2014	DUB	EUR	(600)	(825)	(51)
USD/EUR	03/21/2014	BCL	EUR	(281)	(387)	(22)
USD/EUR	03/26/2014	CIT	EUR	(643)	(884)	(48)
USD/EUR	03/31/2014	DUB	EUR	(164)	(226)	(14)
USD/EUR	04/03/2014	DUB	EUR	(522)	(719)	(47)
USD/EUR	04/07/2014	BCL	EUR	(820)	(1,128)	(73)
USD/EUR	04/11/2014	DUB	EUR	(818)	(1,126)	(55)
USD/EUR	04/16/2014	HSB	EUR	(874)	(1,203)	(58)
USD/EUR	04/22/2014	JPM	EUR	(224)	(308)	(15)
USD/EUR	04/22/2014	BCL	EUR	(807)	(1,110)	(47)
USD/EUR	04/22/2014	DUB	EUR	(12,922)	(17,777)	(854)
USD/EUR	04/22/2014	JPM	EUR	(13,510)	(18,586)	(879)
USD/EUR	04/30/2014	DUB	EUR	(786)	(1,081)	(38)
USD/EUR	04/30/2014	BCL	EUR	(2,434)	(3,349)	(174)
USD/EUR	05/05/2014	BCL	EUR	(393)	(541)	(20)
USD/EUR	05/09/2014	DUB	EUR	(1,000)	(1,376)	(63)
USD/EUR	05/20/2014	GSC	EUR	(5,730)	(7,883)	(459)
USD/EUR	06/05/2014	BCL	EUR	(1,689)	(2,324)	(122)
USD/EUR	06/05/2014	DUB	EUR	(6,342)	(8,725)	(472)
USD/EUR	06/06/2014	DUB	EUR	(5,087)	(6,999)	(289)
USD/EUR	06/20/2014	BCL	EUR	(862)	(1,186)	(29)
USD/EUR	07/03/2014	DUB	EUR	(1,985)	(2,731)	(138)
USD/EUR	07/15/2014	DUB	EUR	(7,090)	(9,755)	(456)
USD/EUR	07/23/2014	DUB	EUR	(96)	(132)	(6)
USD/EUR	07/25/2014	GSC	EUR	(2,562)	(3,525)	(133)
USD/EUR	07/25/2014	DUB	EUR	(95)	(131)	(5)
USD/EUR	07/25/2014	DUB	EUR	(2,565)	(3,529)	(137)
USD/EUR	07/31/2014	JPM	EUR	(786)	(1,082)	(37)
USD/EUR	08/01/2014	UBS	EUR	(786)	(1,082)	(35)
USD/EUR	08/01/2014	DUB	EUR	(988)	(1,359)	(47)
USD/EUR	08/01/2014	DUB	EUR	(600)	(826)	(31)
USD/EUR	08/04/2014	HSB	EUR	(786)	(1,082)	(40)
USD/EUR	08/05/2014	BCL	EUR	(393)	(541)	(20)
USD/EUR	08/11/2014	DUB	EUR	(155)	(213)	(7)
USD/EUR	08/11/2014	DUB	EUR	(509)	(700)	(22)
USD/EUR	08/28/2014	DUB	EUR	(201)	(276)	(11)
USD/EUR	08/29/2014	DUB	EUR	(200)	(276)	(8)
USD/EUR	08/29/2014	DUB	EUR	(5,580)	(7,678)	(227)
USD/EUR	09/03/2014	DUB	EUR	(12,268)	(16,882)	(635)
USD/EUR	09/24/2014	GSC	EUR	(27,572)	(37,944)	(602)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Notes to Schedules of Investments (in thousands)

December 31, 2013

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/ (Loss)
JNL/Franklin Templeton Global Multisector Bond Fund (continued)
USD/EUR	09/26/2014	BCL	EUR	(4,540)	$(6,248)	$(126)
USD/EUR	09/26/2014	BCL	EUR	(2,165)	(2,979)	(57)
USD/EUR	09/29/2014	JPM	EUR	(27,742)	(38,179)	(692)
USD/EUR	09/30/2014	CIT	EUR	(8,981)	(12,360)	(221)
USD/EUR	10/15/2014	DUB	EUR	(6,400)	(8,808)	(154)
USD/EUR	10/27/2014	BCL	EUR	(14,200)	(19,544)	7
USD/EUR	10/31/2014	DUB	EUR	(3,421)	(4,708)	3
USD/EUR	11/05/2014	DUB	EUR	(1,710)	(2,354)	(46)
USD/EUR	11/10/2014	DUB	EUR	(305)	(420)	(7)
USD/EUR	11/14/2014	DUB	EUR	(800)	(1,101)	(24)
USD/EUR	11/18/2014	DUB	EUR	(4,753)	(6,542)	(137)
USD/EUR	12/15/2014	CIT	EUR	(3,384)	(4,658)	13
USD/EUR	12/17/2014	DUB	EUR	(815)	(1,122)	(1)
USD/EUR	12/17/2014	DUB	EUR	(45,040)	(61,999)	(78)
USD/GBP	05/09/2014	DUB	GBP	(1,100)	(1,820)	(119)
USD/JPY	01/17/2014	JPM	JPY	(745,120)	(7,076)	1,339
USD/JPY	01/17/2014	DUB	JPY	(410,300)	(3,896)	732
USD/JPY	02/12/2014	HSB	JPY	(589,460)	(5,598)	739
USD/JPY	02/12/2014	JPM	JPY	(589,145)	(5,595)	742
USD/JPY	02/13/2014	JPM	JPY	(391,010)	(3,714)	511
USD/JPY	02/13/2014	CIT	JPY	(780,830)	(7,416)	1,034
USD/JPY	02/18/2014	JPM	JPY	(391,200)	(3,716)	509
USD/JPY	02/19/2014	CIT	JPY	(389,960)	(3,704)	521
USD/JPY	02/19/2014	GSC	JPY	(391,640)	(3,720)	505
USD/JPY	02/25/2014	BCL	JPY	(195,560)	(1,857)	255
USD/JPY	02/27/2014	DUB	JPY	(130,803)	(1,242)	187
USD/JPY	02/27/2014	BCL	JPY	(390,740)	(3,711)	514
USD/JPY	02/27/2014	JPM	JPY	(1,629,138)	(15,474)	998
USD/JPY	03/07/2014	BCL	JPY	(474,193)	(4,504)	279
USD/JPY	03/19/2014	CIT	JPY	(816,260)	(7,754)	843
USD/JPY	03/24/2014	DUB	JPY	(405,843)	(3,855)	443
USD/JPY	03/24/2014	BCL	JPY	(414,600)	(3,939)	444
USD/JPY	04/21/2014	BCL	JPY	(455,770)	(4,330)	355
USD/JPY	04/21/2014	JPM	JPY	(273,840)	(2,602)	209
USD/JPY	04/22/2014	JPM	JPY	(327,480)	(3,112)	234
USD/JPY	05/08/2014	BCL	JPY	(1,983,808)	(18,851)	1,208
USD/JPY	06/03/2014	DUB	JPY	(1,693,272)	(16,093)	697
USD/JPY	06/04/2014	JPM	JPY	(725,016)	(6,891)	299
USD/JPY	06/09/2014	JPM	JPY	(381,000)	(3,621)	205
USD/JPY	06/09/2014	CIT	JPY	(379,500)	(3,607)	220
USD/JPY	06/09/2014	HSB	JPY	(568,300)	(5,401)	338
USD/JPY	06/10/2014	JPM	JPY	(438,710)	(4,170)	289
USD/JPY	06/10/2014	HSB	JPY	(646,940)	(6,149)	539
USD/JPY	06/10/2014	BCL	JPY	(607,460)	(5,774)	468
USD/JPY	06/11/2014	DUB	JPY	(214,200)	(2,036)	193
USD/JPY	06/11/2014	JPM	JPY	(599,390)	(5,697)	545
USD/JPY	06/17/2014	JPM	JPY	(252,800)	(2,403)	273
USD/JPY	06/20/2014	DUB	JPY	(810,730)	(7,706)	184
USD/JPY	07/24/2014	CIT	JPY	(465,783)	(4,429)	253
USD/JPY	07/24/2014	JPM	JPY	(718,000)	(6,827)	380
USD/JPY	07/25/2014	JPM	JPY	(249,900)	(2,376)	145
USD/JPY	08/13/2014	CIT	JPY	(725,210)	(6,897)	644
USD/JPY	08/29/2014	JPM	JPY	(861,218)	(8,192)	672
USD/JPY	09/18/2014	BCL	JPY	(906,703)	(8,626)	584
USD/JPY	09/25/2014	GSC	JPY	(3,676,462)	(34,980)	2,120
USD/JPY	09/25/2014	HSB	JPY	(3,680,691)	(35,020)	2,079
USD/JPY	10/20/2014	JPM	JPY	(703,680)	(6,697)	472
USD/JPY	10/22/2014	BCL	JPY	(312,130)	(2,971)	230
USD/JPY	11/12/2014	CIT	JPY	(728,533)	(6,935)	419
USD/JPY	11/12/2014	CIT	JPY	(726,824)	(6,919)	454
USD/JPY	11/13/2014	JPM	JPY	(611,520)	(5,821)	362

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/ (Loss)
JNL/Franklin Templeton Global Multisector Bond Fund (continued)
USD/JPY	11/14/2014	DUB	JPY	(769,159)	$(7,322)	$420
USD/JPY	12/22/2014	HSB	JPY	(810,570)	(7,719)	171
USD/JPY	12/22/2014	DUB	JPY	(809,330)	(7,708)	183
USD/JPY	12/26/2014	CIT	JPY	(292,920)	(2,790)	34
USD/JPY	12/26/2014	BCL	JPY	(385,340)	(3,670)	46
USD/JPY	12/26/2014	CIT	JPY	(308,210)	(2,935)	37
USD/MYR	01/02/2014	JPM	MYR	(13,250)	(4,045)	24
USD/MYR	01/02/2014	JPM	MYR	(13,250)	(4,045)	24
UYU/USD	03/06/2014	CIT	UYU	13,180	600	(40)
UYU/USD	11/20/2014	CIT	UYU	19,800	841	(2)
UYU/USD	11/25/2014	CIT	UYU	19,900	844	(2)
UYU/USD	12/01/2014	CIT	UYU	29,650	1,256	(12)

					$(590,396)	$15,796

JNL/Franklin Templeton Mutual Shares Fund
EUR/USD	01/17/2014	HSB	EUR	34	$47	$1
EUR/USD	01/17/2014	BCL	EUR	99	136	1
EUR/USD	01/17/2014	SSB	EUR	41	56	—
EUR/USD	01/17/2014	HSB	EUR	82	113	—
EUR/USD	01/17/2014	BCL	EUR	367	504	—
EUR/USD	01/17/2014	SSB	EUR	53	74	—
EUR/USD	01/17/2014	HSB	EUR	139	191	—
EUR/USD	01/17/2014	BOA	EUR	154	211	—
GBP/USD	02/19/2014	BOA	GBP	226	373	13
GBP/USD	02/19/2014	BOA	GBP	141	234	6
GBP/USD	02/19/2014	BOA	GBP	213	353	9
GBP/USD	02/19/2014	BCL	GBP	259	429	9
GBP/USD	02/19/2014	BOA	GBP	95	157	4
GBP/USD	02/19/2014	SSB	GBP	509	842	10
GBP/USD	02/19/2014	BOA	GBP	301	499	6
GBP/USD	02/19/2014	BCL	GBP	56	92	1
GBP/USD	02/19/2014	HSB	GBP	111	184	3
GBP/USD	02/19/2014	BOA	GBP	196	324	4
GBP/USD	02/19/2014	BCL	GBP	94	155	2
KRW/USD	02/12/2014	CSI	KRW	54,146	51	1
KRW/USD	02/12/2014	HSB	KRW	34,678	33	—
KRW/USD	02/12/2014	BOA	KRW	120,827	114	1
KRW/USD	02/12/2014	BOA	KRW	197,486	187	1
KRW/USD	02/12/2014	HSB	KRW	352,270	333	6
KRW/USD	02/12/2014	HSB	KRW	275,480	260	—
KRW/USD	02/12/2014	HSB	KRW	130,754	124	3
USD/EUR	01/17/2014	CSI	EUR	(123)	(169)	(3)
USD/EUR	01/17/2014	CSI	EUR	(111)	(152)	(2)
USD/EUR	01/17/2014	HSB	EUR	(37)	(51)	(1)
USD/EUR	01/17/2014	HSB	EUR	(142)	(196)	(3)
USD/EUR	01/17/2014	HSB	EUR	(63)	(87)	(1)
USD/EUR	01/17/2014	CSI	EUR	(148)	(204)	(3)
USD/EUR	01/17/2014	HSB	EUR	(296)	(407)	(7)
USD/EUR	01/17/2014	CSI	EUR	(159)	(218)	(2)
USD/EUR	01/17/2014	HSB	EUR	(118)	(163)	(2)
USD/EUR	01/17/2014	SSB	EUR	(67)	(92)	(1)
USD/EUR	01/17/2014	SSB	EUR	(46)	(64)	—
USD/EUR	01/17/2014	HSB	EUR	(46)	(64)	—
USD/EUR	01/17/2014	CSI	EUR	(115)	(158)	—
USD/EUR	01/17/2014	HSB	EUR	(115)	(158)	—
USD/EUR	01/17/2014	BOA	EUR	(141)	(193)	(4)
USD/EUR	01/17/2014	CSI	EUR	(120)	(165)	(3)
USD/EUR	01/17/2014	CSI	EUR	(505)	(695)	(12)
USD/EUR	01/17/2014	BOA	EUR	(160)	(220)	(4)
USD/EUR	01/17/2014	BOA	EUR	(109)	(151)	(2)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Notes to Schedules of Investments (in thousands)

December 31, 2013

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/ (Loss)
JNL/Franklin Templeton Mutual Shares Fund (continued)
USD/EUR	01/17/2014	BOA	EUR	(84)	$(116)	$(3)
USD/EUR	01/17/2014	BOA	EUR	(95)	(130)	—
USD/EUR	01/17/2014	HSB	EUR	(21)	(29)	—
USD/EUR	01/17/2014	BOA	EUR	(248)	(342)	(2)
USD/EUR	01/17/2014	HSB	EUR	(248)	(342)	(2)
USD/EUR	01/17/2014	SSB	EUR	(79)	(108)	(1)
USD/EUR	01/17/2014	CSI	EUR	(275)	(378)	(15)
USD/EUR	01/17/2014	BOA	EUR	(189)	(260)	(10)
USD/EUR	01/17/2014	BOA	EUR	(189)	(260)	(9)
USD/EUR	01/17/2014	DUB	EUR	(378)	(520)	(19)
USD/EUR	01/17/2014	DUB	EUR	(173)	(238)	(9)
USD/EUR	01/17/2014	BOA	EUR	(115)	(158)	(6)
USD/EUR	01/17/2014	BOA	EUR	(219)	(301)	(13)
USD/EUR	01/17/2014	CSI	EUR	(421)	(579)	(25)
USD/EUR	01/17/2014	HSB	EUR	(49)	(67)	(2)
USD/EUR	01/17/2014	BOA	EUR	(469)	(646)	(23)
USD/EUR	01/17/2014	BOA	EUR	(111)	(153)	(5)
USD/EUR	01/17/2014	HSB	EUR	(94)	(129)	(4)
USD/EUR	01/17/2014	CSI	EUR	(47)	(65)	(2)
USD/EUR	01/17/2014	SSB	EUR	(50)	(69)	(2)
USD/EUR	01/17/2014	CSI	EUR	(526)	(723)	(15)
USD/EUR	01/17/2014	HSB	EUR	(200)	(275)	(6)
USD/EUR	01/17/2014	SSB	EUR	(50)	(69)	(1)
USD/EUR	01/17/2014	HSB	EUR	(63)	(86)	(1)
USD/EUR	01/17/2014	CSI	EUR	(58)	(79)	(1)
USD/EUR	01/17/2014	HSB	EUR	(58)	(79)	(1)
USD/EUR	01/17/2014	BCL	EUR	(7,868)	(10,824)	(549)
USD/EUR	01/17/2014	DUB	EUR	(56)	(77)	(4)
USD/EUR	01/17/2014	BOA	EUR	(7,868)	(10,824)	(545)
USD/EUR	01/17/2014	DUB	EUR	(452)	(622)	(30)
USD/EUR	01/17/2014	DUB	EUR	(190)	(261)	(10)
USD/EUR	01/17/2014	BOA	EUR	(63)	(86)	(1)
USD/EUR	05/15/2014	BCL	EUR	(172)	(237)	(1)
USD/EUR	05/15/2014	SSB	EUR	(86)	(118)	—
USD/EUR	05/15/2014	BOA	EUR	(86)	(118)	—
USD/EUR	05/15/2014	HSB	EUR	(86)	(118)	—
USD/EUR	05/15/2014	BOA	EUR	(49)	(67)	—
USD/EUR	05/15/2014	BOA	EUR	(70)	(96)	—
USD/EUR	05/15/2014	HSB	EUR	(55)	(75)	—
USD/EUR	05/15/2014	BOA	EUR	(91)	(125)	1
USD/EUR	05/15/2014	HSB	EUR	(91)	(125)	1
USD/EUR	05/15/2014	BOA	EUR	(172)	(236)	1
USD/EUR	05/15/2014	BCL	EUR	(86)	(118)	—
USD/EUR	05/15/2014	HSB	EUR	(86)	(118)	—
USD/EUR	05/15/2014	BOA	EUR	(14,463)	(19,898)	(453)
USD/EUR	05/19/2014	BOA	EUR	(71)	(97)	(2)
USD/GBP	02/19/2014	CSI	GBP	(891)	(1,474)	(30)
USD/GBP	02/19/2014	CSI	GBP	(99)	(165)	(5)
USD/GBP	02/19/2014	HSB	GBP	(301)	(499)	(13)
USD/GBP	02/19/2014	BCL	GBP	(320)	(530)	(12)
USD/GBP	02/19/2014	CSI	GBP	(732)	(1,211)	(27)
USD/GBP	02/19/2014	CSI	GBP	(218)	(361)	(11)
USD/GBP	02/19/2014	BOA	GBP	(169)	(280)	(9)
USD/GBP	02/19/2014	BOA	GBP	(159)	(263)	(9)
USD/GBP	02/19/2014	BOA	GBP	(718)	(1,189)	(44)
USD/GBP	02/19/2014	CSI	GBP	(159)	(263)	(10)
USD/GBP	02/19/2014	BOA	GBP	(202)	(335)	(11)
USD/GBP	02/19/2014	HSB	GBP	(95)	(158)	(5)
USD/GBP	02/19/2014	BOA	GBP	(88)	(146)	(4)
USD/GBP	02/19/2014	CSI	GBP	(232)	(384)	(11)
USD/GBP	02/19/2014	BOA	GBP	(173)	(287)	(8)

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/ (Loss)
JNL/Franklin Templeton Mutual Shares Fund (continued)
USD/GBP	02/19/2014	BCL	GBP	(247)	$(408)	$(12)
USD/GBP	02/19/2014	CSI	GBP	(342)	(566)	(22)
USD/GBP	02/19/2014	BOA	GBP	(324)	(536)	(1)
USD/GBP	02/19/2014	BCL	GBP	(17,539)	(29,035)	(1,768)
USD/GBP	02/19/2014	BOA	GBP	(35,272)	(58,391)	(3,585)
USD/GBP	02/19/2014	HSB	GBP	(77)	(127)	(8)
USD/GBP	02/19/2014	HSB	GBP	(69)	(114)	(7)
USD/GBP	02/19/2014	HSB	GBP	(139)	(230)	(13)
USD/GBP	02/19/2014	CSI	GBP	(73)	(121)	(7)
USD/GBP	02/19/2014	CSI	GBP	(62)	(102)	(5)
USD/GBP	02/19/2014	BOA	GBP	(62)	(102)	(5)
USD/GBP	02/19/2014	CSI	GBP	(897)	(1,485)	(68)
USD/GBP	02/19/2014	BOA	GBP	(77)	(128)	(5)
USD/GBP	02/19/2014	HSB	GBP	(196)	(324)	(11)
USD/GBP	02/19/2014	CSI	GBP	(98)	(162)	(5)
USD/GBP	02/19/2014	CSI	GBP	(838)	(1,387)	(47)
USD/GBP	02/19/2014	HSB	GBP	(221)	(366)	(11)
USD/GBP	02/19/2014	CSI	GBP	(173)	(287)	(9)
USD/GBP	02/19/2014	CSI	GBP	(111)	(183)	(5)
USD/GBP	02/19/2014	CSI	GBP	(204)	(337)	(11)
USD/KRW	02/12/2014	CSI	KRW	(202,294)	(191)	(4)
USD/KRW	02/12/2014	CSI	KRW	(285,955)	(270)	(6)
USD/KRW	02/12/2014	HSB	KRW	(181,296)	(171)	(3)
USD/KRW	02/12/2014	HSB	KRW	(115,390)	(109)	(2)
USD/KRW	02/12/2014	CSI	KRW	(115,261)	(109)	(2)
USD/KRW	02/12/2014	HSB	KRW	(105,222)	(99)	(1)
USD/KRW	02/12/2014	CSI	KRW	(106,830)	(101)	(1)
USD/KRW	02/12/2014	CSI	KRW	(196,885)	(186)	(2)
USD/KRW	02/12/2014	HSB	KRW	(392,728)	(371)	(1)
USD/KRW	02/12/2014	HSB	KRW	(380,850)	(360)	(3)
USD/KRW	02/12/2014	BOA	KRW	(1,122,832)	(1,061)	(59)
USD/KRW	02/12/2014	CSI	KRW	(2,805,289)	(2,651)	(145)
USD/KRW	02/12/2014	DUB	KRW	(1,798,484)	(1,700)	(93)
USD/KRW	02/12/2014	DUB	KRW	(637,103)	(602)	(34)
USD/KRW	02/12/2014	CSI	KRW	(281,008)	(266)	(15)
USD/KRW	02/12/2014	BOA	KRW	(374,677)	(354)	(20)
USD/KRW	02/12/2014	CSI	KRW	(376,243)	(356)	(21)
USD/KRW	02/12/2014	DUB	KRW	(455,612)	(431)	(26)
USD/KRW	02/12/2014	DUB	KRW	(459,026)	(434)	(27)
USD/KRW	02/12/2014	CSI	KRW	(475,337)	(449)	(28)
USD/KRW	02/12/2014	HSB	KRW	(367,514)	(347)	(22)
USD/KRW	02/12/2014	DUB	KRW	(749,752)	(708)	(44)
USD/KRW	02/12/2014	HSB	KRW	(468,512)	(443)	(28)
USD/KRW	02/12/2014	CSI	KRW	(197,425)	(187)	(12)
USD/KRW	02/12/2014	BOA	KRW	(789,980)	(747)	(47)
USD/KRW	02/12/2014	CSI	KRW	(197,425)	(187)	(12)
USD/KRW	02/12/2014	CSI	KRW	(96,037)	(91)	(5)
USD/KRW	02/12/2014	HSB	KRW	(255,556)	(241)	(15)
USD/KRW	02/12/2014	HSB	KRW	(241,236)	(228)	(14)
USD/KRW	02/12/2014	BOA	KRW	(247,276)	(234)	(14)
USD/KRW	02/12/2014	BOA	KRW	(247,998)	(234)	(13)
USD/KRW	02/12/2014	HSB	KRW	(340,942)	(322)	(18)
USD/KRW	02/12/2014	CSI	KRW	(220,066)	(208)	(12)
USD/KRW	02/12/2014	CSI	KRW	(110,082)	(104)	(6)
USD/KRW	02/12/2014	CSI	KRW	(78,177)	(74)	(3)
USD/KRW	02/12/2014	HSB	KRW	(191,741)	(181)	(6)
USD/KRW	02/12/2014	HSB	KRW	(97,003)	(92)	(3)
USD/KRW	02/12/2014	HSB	KRW	(190,381)	(180)	(6)
USD/KRW	02/12/2014	HSB	KRW	(97,266)	(92)	(3)
USD/KRW	02/12/2014	CSI	KRW	(204,085)	(193)	(6)

					$(165,272)	$(8,334)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Notes to Schedules of Investments (in thousands)

December 31, 2013

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/ (Loss)
JNL/Goldman Sachs Core Plus Bond Fund
AUD/EUR	03/19/2014	WBC	EUR	(1,901)	$(2,615)	$(56)
AUD/USD	03/19/2014	BCL	AUD	1,414	1,256	(12)
AUD/USD	03/19/2014	WBC	AUD	4,393	3,903	12
BRL/USD	01/09/2014	RBC	BRL	3,126	1,323	13
BRL/USD	01/10/2014	RBC	BRL	1,565	662	6
BRL/USD	01/10/2014	UBS	BRL	6,199	2,623	7
BRL/USD	01/13/2014	UBS	BRL	1,542	652	(5)
BRL/USD	01/13/2014	UBS	BRL	1,551	656	(1)
BRL/USD	01/13/2014	MSC	BRL	3,085	1,304	(4)
BRL/USD	01/13/2014	MSC	BRL	1,532	648	(6)
BRL/USD	01/13/2014	CGM	BRL	6,119	2,587	(29)
BRL/USD	01/13/2014	MSC	BRL	1,547	654	(2)
BRL/USD	01/13/2014	RBC	BRL	1,534	648	(8)
BRL/USD	01/21/2014	RBC	BRL	1,527	644	(9)
BRL/USD	01/21/2014	UBS	BRL	3,062	1,292	(13)
BRL/USD	01/31/2014	RBC	BRL	1,556	655	(8)
BRL/USD	01/31/2014	RBC	BRL	1,662	699	(7)
CAD/USD	03/19/2014	DUB	CAD	697	655	2
CAD/USD	03/19/2014	RBC	CAD	699	657	6
CAD/USD	03/19/2014	SCB	CAD	698	656	5
CHF/USD	03/19/2014	UBS	CHF	583	654	3
CNH/USD	01/08/2014	SCB	CNH	16,125	2,662	20
CNH/USD	01/08/2014	HSB	CNH	1,697	280	1
COP/USD	01/09/2014	CSI	COP	1,273,661	660	5
CZK/EUR	03/19/2014	BNP	EUR	(474)	(652)	5
EUR/CHF	03/19/2014	BOA	CHF	(2,327)	(2,610)	12
EUR/HUF	03/19/2014	DUB	HUF	(57,298)	(264)	(5)
EUR/HUF	03/19/2014	DUB	HUF	(88,118)	(406)	(7)
EUR/HUF	03/19/2014	BNP	HUF	(143,243)	(660)	(4)
EUR/PLN	03/19/2014	BOA	PLN	(4,087)	(1,346)	(4)
EUR/PLN	03/19/2014	BNP	PLN	(603)	(199)	—
EUR/PLN	03/19/2014	BNP	PLN	(1,110)	(366)	1
EUR/USD	03/19/2014	BNP	EUR	476	655	4
EUR/USD	03/19/2014	BOA	EUR	955	1,314	12
GBP/EUR	03/19/2014	HSB	EUR	(951)	(1,308)	18
GBP/EUR	03/19/2014	HSB	EUR	(1,898)	(2,611)	33
GBP/EUR	03/19/2014	MLP	EUR	(953)	(1,311)	5
GBP/USD	03/19/2014	SCB	GBP	3,350	5,545	69
IDR/USD	01/22/2014	JPM	IDR	2,958,658	242	(3)
INR/USD	01/13/2014	DUB	INR	40,199	648	(6)
INR/USD	01/16/2014	CGM	INR	40,471	652	(1)
JPY/USD	03/19/2014	CGM	JPY	134,553	1,278	(29)
JPY/USD	03/19/2014	JPM	JPY	67,369	640	(14)
JPY/USD	03/19/2014	BNP	JPY	270,382	2,568	(43)
JPY/USD	03/19/2014	DUB	JPY	270,560	2,570	(40)
JPY/USD	03/19/2014	CGM	JPY	67,805	644	(7)
JPY/USD	03/19/2014	DUB	JPY	67,803	644	(7)
JPY/USD	03/19/2014	DUB	JPY	67,939	645	(6)
JPY/USD	03/19/2014	DUB	JPY	40,675	386	(3)
JPY/USD	03/19/2014	CGM	JPY	68,209	648	(1)
JPY/USD	03/19/2014	SSB	JPY	136,487	1,297	(1)
JPY/USD	03/19/2014	CGM	JPY	204,587	1,943	(5)
JPY/USD	03/19/2014	SSB	JPY	136,707	1,299	1
KRW/USD	01/13/2014	BOA	KRW	1,377,881	1,305	(3)
KRW/USD	01/13/2014	BCL	KRW	689,444	653	(2)
KRW/USD	01/13/2014	BCL	KRW	689,167	653	(1)
MXN/USD	03/19/2014	DUB	MXN	130,370	9,925	(154)
MXN/USD	03/19/2014	CGM	MXN	17,124	1,304	(8)
MXN/USD	03/19/2014	DUB	MXN	16,897	1,286	(19)
MYR/USD	01/10/2014	MSC	MYR	2,122	647	(19)
MYR/USD	01/10/2014	UBS	MYR	2,126	649	(13)

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/ (Loss)
JNL/Goldman Sachs Core Plus Bond Fund (continued)
MYR/USD	01/13/2014	BCL	MYR	4,208	$1,284	$(24)
MYR/USD	01/23/2014	BCL	MYR	4,270	1,302	—
MYR/USD	01/28/2014	WBC	MYR	8,417	2,566	(36)
MYR/USD	02/07/2014	SCB	MYR	8,448	2,573	(16)
MYR/USD	02/13/2014	JPM	MYR	2,191	667	(14)
MYR/USD	02/13/2014	BCL	MYR	4,286	1,305	(24)
NOK/EUR	03/19/2014	DUB	EUR	(3,615)	(4,973)	53
NZD/USD	03/19/2014	CSI	NZD	803	657	4
NZD/USD	03/19/2014	WBC	NZD	790	646	(3)
NZD/USD	03/19/2014	CGM	NZD	793	649	1
PHP/USD	01/09/2014	SCB	PHP	50,123	1,129	(15)
PHP/USD	01/27/2014	BCL	PHP	28,711	647	(13)
PHP/USD	01/28/2014	BNP	PHP	14,296	322	(7)
PHP/USD	01/28/2014	DUB	PHP	14,296	322	(2)
PHP/USD	02/07/2014	HSB	PHP	47,866	1,079	(4)
PLN/USD	03/19/2014	BNP	PLN	4,087	1,346	6
TRY/USD	03/19/2014	MSC	TRY	1,351	619	(33)
TRY/USD	03/19/2014	MSC	TRY	1,358	622	(31)
TRY/USD	03/19/2014	BCL	TRY	2,751	1,260	(42)
TRY/USD	03/19/2014	JPM	TRY	1,361	623	(28)
TRY/USD	03/19/2014	RBS	TRY	1,357	622	(29)
TRY/USD	03/19/2014	RBS	TRY	1,377	631	(20)
TRY/USD	03/19/2014	RBS	TRY	1,379	631	(20)
TRY/USD	03/19/2014	RBC	TRY	1,426	653	4
TRY/USD	03/19/2014	DUB	TRY	386	177	—
TWD/USD	01/10/2014	CGM	TWD	39,268	1,318	(12)
TWD/USD	01/21/2014	JPM	TWD	19,633	659	(5)
TWD/USD	02/06/2014	DUB	TWD	39,230	1,318	(14)
USD/AUD	03/19/2014	WBC	AUD	(2,929)	(2,603)	(4)
USD/BRL	01/09/2014	UBS	BRL	(1,570)	(665)	(10)
USD/BRL	01/10/2014	RBC	BRL	(3,038)	(1,285)	10
USD/BRL	01/10/2014	RBC	BRL	(3,105)	(1,314)	(19)
USD/BRL	01/13/2014	MSC	BRL	(1,436)	(607)	1
USD/BRL	01/13/2014	RBC	BRL	(2,952)	(1,248)	27
USD/BRL	01/13/2014	UBS	BRL	(1,506)	(637)	(3)
USD/BRL	01/13/2014	UBS	BRL	(1,522)	(643)	11
USD/BRL	01/13/2014	BCL	BRL	(1,533)	(648)	5
USD/BRL	01/13/2014	UBS	BRL	(1,521)	(643)	10
USD/BRL	01/13/2014	UBS	BRL	(7,770)	(3,285)	(31)
USD/BRL	01/17/2014	CGM	BRL	(4,499)	(1,900)	94
USD/BRL	01/17/2014	RBC	BRL	(4,152)	(1,754)	97
USD/BRL	01/17/2014	CSI	BRL	(4,094)	(1,729)	108
USD/BRL	01/31/2014	CGM	BRL	(2,287)	(962)	11
USD/BRL	01/31/2014	RBC	BRL	(2,154)	(906)	20
USD/CAD	03/19/2014	RBC	CAD	(1,408)	(1,323)	(9)
USD/CAD	03/19/2014	RBC	CAD	(5,072)	(4,766)	(18)
USD/CAD	03/19/2014	RBC	CAD	(693)	(652)	2
USD/CHF	03/19/2014	BCL	CHF	(9,828)	(11,024)	71
USD/CLP	01/31/2014	RBC	CLP	(365,132)	(693)	(3)
USD/CNH	01/08/2014	DUB	CNH	(8,934)	(1,475)	(38)
USD/CNH	01/08/2014	DUB	CNH	(8,888)	(1,467)	(39)
USD/CZK	03/19/2014	HSB	CZK	(37,659)	(1,897)	(23)
USD/EUR	01/29/2014	JPM	EUR	(1,662)	(2,287)	1
USD/EUR	01/29/2014	JPM	EUR	(7,415)	(10,201)	6
USD/EUR	03/19/2014	BOA	EUR	(3,814)	(5,247)	(17)
USD/EUR	03/19/2014	CSI	EUR	(1,325)	(1,822)	—
USD/EUR	03/19/2014	JPM	EUR	(469)	(645)	4
USD/EUR	03/19/2014	BOA	EUR	(471)	(648)	2
USD/GBP	01/24/2014	JPM	GBP	(4,373)	(7,241)	(103)
USD/IDR	01/22/2014	DUB	IDR	(14,762,017)	(1,209)	53
USD/JPY	03/19/2014	SCB	JPY	(134,809)	(1,281)	33

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Notes to Schedules of Investments (in thousands)

December 31, 2013

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/ (Loss)
JNL/Goldman Sachs Core Plus Bond Fund (continued)
USD/JPY	03/19/2014	SSB	JPY	(266,488)	$(2,531)	$88
USD/JPY	03/19/2014	CGM	JPY	(536,899)	(5,100)	131
USD/JPY	03/19/2014	SSB	JPY	(269,843)	(2,563)	53
USD/JPY	03/19/2014	UBS	JPY	(864,424)	(8,212)	171
USD/JPY	03/19/2014	HSB	JPY	(269,153)	(2,557)	66
USD/MXN	01/30/2014	UBS	MXN	(88,113)	(6,733)	105
USD/MXN	01/30/2014	HSB	MXN	(183,615)	(14,030)	59
USD/NZD	03/19/2014	WBC	NZD	(790)	(646)	3
USD/NZD	03/19/2014	WBC	NZD	(4,683)	(3,830)	28
USD/RUB	01/23/2014	CSI	RUB	(86,416)	(2,618)	(14)
USD/RUB	01/27/2014	DUB	RUB	(65,733)	(1,990)	(5)
USD/RUB	02/07/2014	CSI	RUB	(65,636)	(1,983)	(30)
USD/RUB	02/14/2014	BOA	RUB	(21,929)	(662)	—
USD/RUB	02/14/2014	UBS	RUB	(40,026)	(1,208)	(3)
USD/SEK	03/19/2014	JPM	SEK	(9,939)	(1,543)	(21)
USD/SGD	03/19/2014	SCB	SGD	(5,077)	(4,023)	27
USD/SGD	03/19/2014	HSB	SGD	(1,641)	(1,300)	5
USD/SGD	03/19/2014	HSB	SGD	(1,647)	(1,305)	(3)
USD/TRY	03/19/2014	RBC	TRY	(13,711)	(6,280)	313

					$(71,045)	$573

JNL/Goldman Sachs Emerging Markets Debt Fund
BRL/USD	01/09/2014	RBC	BRL	8,505	$3,599	$35
BRL/USD	01/10/2014	RBC	BRL	4,266	1,805	17
BRL/USD	01/10/2014	UBS	BRL	16,246	6,873	17
BRL/USD	01/13/2014	UBS	BRL	4,180	1,767	(14)
BRL/USD	01/13/2014	UBS	BRL	4,204	1,777	(4)
BRL/USD	01/13/2014	MSC	BRL	8,436	3,566	(11)
BRL/USD	01/13/2014	UBS	BRL	4,223	1,785	(18)
BRL/USD	01/13/2014	BCL	BRL	16,870	7,132	(80)
BRL/USD	01/13/2014	RBC	BRL	4,264	1,803	(21)
BRL/USD	01/13/2014	MSC	BRL	4,301	1,818	(6)
BRL/USD	01/17/2014	CGM	BRL	4,976	2,102	(104)
BRL/USD	01/17/2014	RBC	BRL	4,580	1,934	(107)
BRL/USD	01/17/2014	CSI	BRL	4,541	1,918	(120)
BRL/USD	01/17/2014	RBC	BRL	4,595	1,940	11
BRL/USD	01/21/2014	RBC	BRL	4,211	1,777	(24)
BRL/USD	01/21/2014	UBS	BRL	7,045	2,972	(30)
BRL/USD	01/31/2014	RBC	BRL	1,682	708	(7)
BRL/USD	01/31/2014	RBC	BRL	3,521	1,481	(19)
CLP/USD	01/17/2014	DUB	CLP	345,475	656	(4)
CNH/USD	01/08/2014	SCB	CNH	45,183	7,459	56
CNH/USD	01/08/2014	UBS	CNH	3,214	531	2
CNH/USD	01/08/2014	HSB	CNH	167	28	—
COP/USD	01/09/2014	CSI	COP	3,465,135	1,795	13
COP/USD	01/17/2014	CSI	COP	3,554,189	1,841	(35)
COP/USD	01/17/2014	CSI	COP	6,625,915	3,432	(66)
COP/USD	01/17/2014	BCL	COP	1,301,591	674	(12)
COP/USD	01/17/2014	BCL	COP	739,541	383	(7)
COP/USD	01/17/2014	HSB	COP	2,316,006	1,200	(13)
COP/USD	01/17/2014	BOA	COP	2,635,910	1,365	9
CZK/EUR	03/19/2014	BNP	EUR	(1,310)	(1,802)	14
EUR/HUF	03/19/2014	DUB	HUF	(155,740)	(718)	(15)
EUR/HUF	03/19/2014	DUB	HUF	(239,742)	(1,105)	(19)
EUR/HUF	03/19/2014	BNP	HUF	(394,594)	(1,819)	(11)
EUR/PLN	03/19/2014	BOA	PLN	(8,568)	(2,823)	(8)
EUR/PLN	03/19/2014	BNP	PLN	(1,658)	(546)	1
EUR/PLN	03/19/2014	BNP	PLN	(3,049)	(1,005)	2
EUR/USD	03/19/2014	JPM	EUR	560	770	(4)
GBP/USD	01/24/2014	RBC	GBP	329	545	7
HUF/USD	03/19/2014	JPM	HUF	7,272,087	33,515	553

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/ (Loss)
JNL/Goldman Sachs Emerging Markets Debt Fund (continued)
IDR/USD	01/22/2014	DUB	IDR	1,214,911	$100	$(4)
IDR/USD	01/22/2014	BCL	IDR	20,595,400	1,687	(98)
IDR/USD	01/22/2014	JPM	IDR	8,035,139	658	(8)
IDR/USD	01/24/2014	DUB	IDR	12,456,085	1,020	(120)
INR/USD	01/13/2014	CGM	INR	110,825	1,787	(16)
INR/USD	01/16/2014	CGM	INR	111,805	1,802	(2)
JPY/USD	03/19/2014	JPM	JPY	185,970	1,767	(39)
JPY/USD	03/19/2014	BNP	JPY	186,295	1,770	(29)
JPY/USD	03/19/2014	DUB	JPY	186,697	1,774	(27)
JPY/USD	03/19/2014	CGM	JPY	187,271	1,779	(19)
JPY/USD	03/19/2014	CGM	JPY	187,573	1,782	(4)
JPY/USD	03/19/2014	SSB	JPY	188,103	1,787	1
KRW/USD	01/13/2014	DUB	KRW	3,798,652	3,597	(9)
KRW/USD	01/13/2014	UBS	KRW	2,544,990	2,410	(6)
KRW/USD	01/13/2014	BCL	KRW	1,909,436	1,808	(4)
MXN/USD	03/19/2014	UBS	MXN	493,300	37,556	(557)
MXN/USD	03/19/2014	CGM	MXN	47,614	3,625	(23)
MXN/USD	03/19/2014	HSB	MXN	17,081	1,300	(14)
MXN/USD	03/19/2014	DUB	MXN	66,085	5,031	(73)
MXN/USD	03/19/2014	RBC	MXN	5,769	439	—
MXN/USD	03/19/2014	DUB	MXN	7,600	579	(4)
MYR/USD	01/10/2014	MSC	MYR	2,513	767	(23)
MYR/USD	01/10/2014	BCL	MYR	11,522	3,516	(68)
MYR/USD	01/13/2014	MSC	MYR	5,800	1,770	(33)
MYR/USD	01/24/2014	SCB	MYR	23,060	7,030	(184)
MYR/USD	01/24/2014	HSB	MYR	15,432	4,705	(124)
MYR/USD	01/24/2014	WBC	MYR	34,835	10,620	(313)
MYR/USD	01/24/2014	JPM	MYR	34,376	10,480	(368)
MYR/USD	01/24/2014	DUB	MYR	14,008	4,271	(152)
MYR/USD	01/24/2014	CGM	MYR	56,032	17,083	(494)
MYR/USD	01/24/2014	DUB	MYR	3,939	1,201	(20)
MYR/USD	01/24/2014	JPM	MYR	1,904	581	(13)
MYR/USD	01/24/2014	WBC	MYR	3,870	1,180	(32)
MYR/USD	01/24/2014	CGM	MYR	2,171	662	(9)
MYR/USD	01/24/2014	DUB	MYR	5,073	1,547	—
MYR/USD	02/07/2014	SCB	MYR	21,308	6,491	(41)
MYR/USD	02/13/2014	BCL	MYR	8,106	2,468	(52)
MYR/USD	02/13/2014	BCL	MYR	3,516	1,071	(20)
NGN/USD	02/13/2014	HSB	NGN	349,137	2,151	(5)
NGN/USD	02/13/2014	JPM	NGN	476,796	2,937	(19)
NGN/USD	02/13/2014	SCB	NGN	134,321	828	(4)
PEN/USD	01/17/2014	CSI	PEN	3,878	1,383	14
PEN/USD	01/17/2014	BOA	PEN	2,197	784	2
PEN/USD	02/10/2014	CGM	PEN	1,866	663	5
PEN/USD	02/10/2014	HSB	PEN	3,370	1,197	3
PHP/USD	01/09/2014	SCB	PHP	130,891	2,949	(40)
PHP/USD	01/09/2014	SCB	PHP	26,806	604	(3)
PHP/USD	01/24/2014	BCL	PHP	39,441	889	(18)
PHP/USD	01/27/2014	BCL	PHP	36,319	819	(17)
PHP/USD	01/28/2014	BNP	PHP	40,486	913	(19)
PHP/USD	01/28/2014	DUB	PHP	40,486	913	(5)
PHP/USD	02/07/2014	HSB	PHP	130,597	2,944	(10)
PLN/USD	03/19/2014	BNP	PLN	126,700	41,746	202
RON/USD	03/19/2014	HSB	RON	14,109	4,327	78
RUB/USD	01/17/2014	DUB	RUB	209,779	6,362	(43)
RUB/USD	01/17/2014	CGM	RUB	209,779	6,362	(47)
RUB/USD	01/17/2014	BCL	RUB	43,096	1,307	(3)
RUB/USD	01/17/2014	CSI	RUB	6,792	206	—
RUB/USD	01/17/2014	HSB	RUB	91,865	2,786	24
RUB/USD	02/14/2014	UBS	RUB	93,061	2,809	6
THB/USD	01/24/2014	DUB	THB	13,239	403	(7)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Notes to Schedules of Investments (in thousands)

December 31, 2013

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/ (Loss)
JNL/Goldman Sachs Emerging Markets Debt Fund (continued)
THB/USD	01/24/2014	DUB	THB	38,507	$1,171	$(18)
THB/USD	01/24/2014	DUB	THB	27,640	840	(11)
THB/USD	01/24/2014	DUB	THB	27,138	825	(9)
THB/USD	02/03/2014	DUB	THB	35,498	1,079	(17)
THB/USD	02/03/2014	DUB	THB	81,758	2,484	(39)
TRY/USD	03/19/2014	MSC	TRY	3,743	1,714	(93)
TRY/USD	03/19/2014	MSC	TRY	3,747	1,716	(85)
TRY/USD	03/19/2014	RBS	TRY	3,804	1,742	(56)
TRY/USD	03/19/2014	BCL	TRY	7,600	3,481	(116)
TRY/USD	03/19/2014	RBS	TRY	3,749	1,717	(81)
TRY/USD	03/19/2014	JPM	TRY	3,134	1,435	(64)
TRY/USD	03/19/2014	RBS	TRY	3,793	1,737	(54)
TRY/USD	03/19/2014	RBS	TRY	3,930	1,800	12
TRY/USD	03/19/2014	DUB	TRY	1,061	486	(1)
TWD/USD	01/10/2014	CGM	TWD	113,306	3,803	(35)
TWD/USD	01/21/2014	JPM	TWD	57,445	1,928	(13)
TWD/USD	02/06/2014	DUB	TWD	93,432	3,138	(33)
USD/BRL	01/09/2014	UBS	BRL	(4,984)	(2,109)	(30)
USD/BRL	01/09/2014	RBC	BRL	(3,521)	(1,490)	19
USD/BRL	01/10/2014	RBC	BRL	(6,308)	(2,669)	22
USD/BRL	01/10/2014	RBC	BRL	(6,672)	(2,823)	(41)
USD/BRL	01/13/2014	MSC	BRL	(4,020)	(1,700)	3
USD/BRL	01/13/2014	RBC	BRL	(8,295)	(3,507)	76
USD/BRL	01/13/2014	UBS	BRL	(1,682)	(711)	(4)
USD/BRL	01/13/2014	BCL	BRL	(4,216)	(1,782)	30
USD/BRL	01/13/2014	BCL	BRL	(4,235)	(1,790)	14
USD/BRL	01/13/2014	UBS	BRL	(4,203)	(1,777)	27
USD/BRL	01/13/2014	UBS	BRL	(19,955)	(8,436)	(79)
USD/BRL	01/17/2014	JPM	BRL	(3,659)	(1,545)	73
USD/BRL	01/17/2014	CGM	BRL	(612)	(259)	13
USD/BRL	01/17/2014	RBC	BRL	(565)	(239)	13
USD/BRL	01/17/2014	BCL	BRL	(557)	(235)	15
USD/BRL	01/17/2014	HSB	BRL	(12,281)	(5,187)	347
USD/BRL	01/17/2014	UBS	BRL	(3,157)	(1,333)	34
USD/BRL	01/31/2014	CGM	BRL	(4,955)	(2,085)	23
USD/BRL	01/31/2014	RBC	BRL	(6,108)	(2,570)	56
USD/CLP	01/17/2014	RBC	CLP	(1,897,324)	(3,605)	144
USD/CLP	01/31/2014	RBC	CLP	(995,465)	(1,888)	(9)
USD/CNH	01/08/2014	DUB	CNH	(24,366)	(4,022)	(103)
USD/CNH	01/08/2014	DUB	CNH	(24,198)	(3,995)	(107)
USD/COP	01/17/2014	CSI	COP	(12,924,046)	(6,694)	99
USD/COP	01/17/2014	SCB	COP	(38,441,560)	(19,912)	299
USD/COP	01/17/2014	CSI	COP	(8,308,758)	(4,304)	10
USD/COP	01/17/2014	HSB	COP	(1,587,429)	(822)	(4)
USD/COP	01/17/2014	CGM	COP	(1,639,300)	(849)	(3)
USD/COP	01/17/2014	CGM	COP	(2,014,018)	(1,043)	2
USD/COP	01/17/2014	CSI	COP	(2,918,512)	(1,512)	(8)
USD/COP	01/17/2014	CSI	COP	(3,710,261)	(1,922)	(18)
USD/COP	01/17/2014	CSI	COP	(1,037,936)	(538)	1
USD/CZK	03/19/2014	BNP	CZK	(104,570)	(5,269)	(63)
USD/EUR	01/29/2014	JPM	EUR	(1,376)	(1,894)	1
USD/EUR	03/19/2014	BOA	EUR	(2,629)	(3,617)	(12)
USD/EUR	03/19/2014	CSI	EUR	(4,229)	(5,818)	1
USD/GBP	01/24/2014	JPM	GBP	(386)	(640)	(9)
USD/IDR	01/24/2014	UBS	IDR	(121,843,693)	(9,976)	976
USD/IDR	01/24/2014	HSB	IDR	(18,897,030)	(1,547)	64
USD/IDR	01/24/2014	DUB	IDR	(40,208,725)	(3,292)	34
USD/JPY	03/19/2014	SCB	JPY	(183,233)	(1,741)	45
USD/JPY	03/19/2014	SSB	JPY	(362,403)	(3,443)	120
USD/JPY	03/19/2014	CGM	JPY	(550,756)	(5,232)	134
USD/JPY	03/19/2014	SSB	JPY	(185,981)	(1,767)	36

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/ (Loss)
JNL/Goldman Sachs Emerging Markets Debt Fund (continued)
USD/JPY	03/19/2014	JPM	JPY	(183,708)	$(1,745)	$36
USD/JPY	03/19/2014	HSB	JPY	(187,166)	(1,778)	46
USD/KRW	01/24/2014	CGM	KRW	(1,156,928)	(1,095)	(13)
USD/KRW	01/24/2014	UBS	KRW	(1,231,975)	(1,166)	(10)
USD/MXN	01/30/2014	JPM	MXN	(47,251)	(3,611)	57
USD/MXN	03/19/2014	SSB	MXN	(119,621)	(9,107)	39
USD/MXN	03/19/2014	RBC	MXN	(24,330)	(1,852)	(5)
USD/MYR	01/24/2014	JPM	MYR	(4,718)	(1,438)	38
USD/MYR	01/24/2014	JPM	MYR	(6,457)	(1,968)	52
USD/MYR	01/28/2014	WBC	MYR	(4,815)	(1,468)	21
USD/NGN	02/13/2014	SCB	NGN	(324,894)	(2,002)	(9)
USD/PEN	01/17/2014	CSI	PEN	(5,492)	(1,959)	(8)
USD/PHP	01/24/2014	DUB	PHP	(5,450)	(123)	4
USD/PLN	03/19/2014	BOA	PLN	(7,226)	(2,381)	2
USD/RUB	01/17/2014	CSI	RUB	(133,725)	(4,056)	70
USD/RUB	01/17/2014	CSI	RUB	(342,698)	(10,393)	179
USD/RUB	01/17/2014	DUB	RUB	(73,363)	(2,225)	—
USD/RUB	01/17/2014	CGM	RUB	(45,100)	(1,368)	2
USD/RUB	01/23/2014	CSI	RUB	(237,743)	(7,203)	(39)
USD/RUB	01/27/2014	JPM	RUB	(218,387)	(6,612)	(20)
USD/RUB	02/07/2014	CSI	RUB	(209,802)	(6,340)	(97)
USD/RUB	02/14/2014	MLP	RUB	(38,004)	(1,147)	—
USD/SGD	03/19/2014	SCB	SGD	(13,452)	(10,660)	72
USD/SGD	03/19/2014	HSB	SGD	(4,524)	(3,585)	13
USD/SGD	03/19/2014	HSB	SGD	(4,549)	(3,605)	(8)
USD/THB	01/24/2014	DUB	THB	(152,773)	(4,644)	165
USD/THB	01/24/2014	DUB	THB	(120,316)	(3,658)	118
USD/THB	02/03/2014	DUB	THB	(122,632)	(3,726)	72
USD/THB	02/18/2014	DUB	THB	(54,875)	(1,666)	22
USD/TRY	03/19/2014	RBC	TRY	(25,835)	(11,832)	591
USD/TRY	03/19/2014	DUB	TRY	(2,102)	(962)	10
USD/TRY	03/19/2014	DUB	TRY	(2,572)	(1,178)	2
ZAR/USD	03/19/2014	DUB	ZAR	388,433	36,629	(482)

					$140,499	$(481)

JNL/Ivy Asset Strategy Fund
USD/JPY	01/27/2014	DUB	JPY	(12,848,696)	$(122,023)	$5,318
USD/JPY	01/27/2014	CIT	JPY	(3,692,683)	(35,069)	1,528
USD/JPY	01/27/2014	BCL	JPY	(7,964,330)	(75,636)	3,249
USD/JPY	01/27/2014	GSC	JPY	(2,476,291)	(23,517)	1,035
USD/JPY	01/27/2014	MSC	JPY	(8,682,738)	(82,459)	3,583

					$(338,704)	$14,713

JNL/JPMorgan International Value Fund
AUD/USD	02/26/2014	BNP	AUD	39,786	$35,400	$(841)
CHF/EUR	02/26/2014	SSB	EUR	(4,986)	(6,859)	16
EUR/GBP	02/26/2014	HSB	GBP	(1,200)	(1,986)	1
EUR/USD	02/26/2014	TDS	EUR	3,039	4,181	74
EUR/USD	02/26/2014	CSI	EUR	1,295	1,782	33
EUR/USD	02/26/2014	DUB	EUR	1,678	2,308	39
EUR/USD	02/26/2014	GSC	EUR	2,777	3,821	43
EUR/USD	02/26/2014	GSC	EUR	2,536	3,489	43
EUR/USD	02/26/2014	BCL	EUR	1,249	1,718	21
EUR/USD	02/26/2014	UBS	EUR	1,486	2,044	23
EUR/USD	02/26/2014	GSC	EUR	1,758	2,419	31
EUR/USD	02/26/2014	SSB	EUR	1,930	2,655	17
EUR/USD	02/26/2014	CBA	EUR	3,015	4,148	(1)
EUR/USD	02/26/2014	UBS	EUR	1,946	2,678	(3)
GBP/EUR	02/26/2014	SSB	EUR	(14,665)	(20,175)	18
GBP/USD	02/26/2014	MLP	GBP	19,019	31,484	701
GBP/USD	02/26/2014	SGB	GBP	880	1,456	21

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Notes to Schedules of Investments (in thousands)

December 31, 2013

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/ (Loss)
JNL/JPMorgan International Value Fund (continued)
JPY/SEK	02/26/2014	SSB	SEK	(19,173)	$(2,978)	$(133)
JPY/USD	02/26/2014	CBA	JPY	138,782	1,318	(40)
JPY/USD	02/26/2014	BCL	JPY	171,970	1,633	(44)
NOK/USD	02/26/2014	MLP	NOK	15,233	2,507	12
SEK/USD	02/26/2014	SSB	SEK	8,760	1,361	33
SGD/USD	02/26/2014	SSB	SGD	11,433	9,060	(68)
USD/CAD	02/26/2014	WBC	CAD	(1,779)	(1,673)	7
USD/CHF	02/26/2014	WBC	CHF	(15,351)	(17,216)	(346)
USD/EUR	02/26/2014	BCL	EUR	(3,927)	(5,403)	(125)
USD/EUR	02/26/2014	WBC	EUR	(16,573)	(22,800)	(398)
USD/EUR	02/26/2014	MLP	EUR	(1,246)	(1,715)	(19)
USD/EUR	02/26/2014	MLP	EUR	(2,038)	(2,804)	(32)
USD/EUR	02/26/2014	ANZ	EUR	(1,015)	(1,397)	(21)
USD/EUR	02/26/2014	RBS	EUR	(1,464)	(2,014)	(31)
USD/GBP	02/26/2014	SGB	GBP	(1,212)	(2,005)	(51)
USD/GBP	02/26/2014	MLP	GBP	(925)	(1,531)	(23)
USD/GBP	02/26/2014	GSC	GBP	(1,951)	(3,230)	(28)
USD/GBP	02/26/2014	BCL	GBP	(1,347)	(2,229)	(28)
USD/GBP	02/26/2014	UBS	GBP	(1,833)	(3,034)	(37)
USD/GBP	02/26/2014	SSB	GBP	(3,246)	(5,374)	(66)
USD/HKD	02/26/2014	CSI	HKD	(14,515)	(1,872)	1
USD/HKD	02/26/2014	BNP	HKD	(86,374)	(11,140)	4
USD/JPY	02/26/2014	BCL	JPY	(341,308)	(3,242)	143
USD/JPY	02/26/2014	BNP	JPY	(1,127,428)	(10,709)	439
USD/JPY	02/26/2014	MLP	JPY	(421,681)	(4,005)	124
USD/JPY	02/26/2014	UBS	JPY	(404,608)	(3,843)	92

					$(23,772)	$(399)

JNL/Mellon Capital International Index Fund
AUD/USD	03/19/2014	SCB	AUD	1,443	$1,282	$(23)
AUD/USD	03/19/2014	BCL	AUD	129	114	(2)
AUD/USD	03/19/2014	GSC	AUD	2,703	2,402	(42)
AUD/USD	03/19/2014	BCL	AUD	128	114	—
AUD/USD	03/19/2014	BCL	AUD	253	225	—
AUD/USD	03/19/2014	BCL	AUD	253	225	1
AUD/USD	03/19/2014	BOA	AUD	851	756	3
AUD/USD	03/19/2014	CCI	AUD	127	113	—
AUD/USD	03/19/2014	BCL	AUD	253	225	2
AUD/USD	03/19/2014	BCL	AUD	259	230	1
AUD/USD	03/19/2014	BCL	AUD	1,329	1,181	6
EUR/USD	03/19/2014	BCL	EUR	119	163	—
EUR/USD	03/19/2014	CCI	EUR	8,481	11,667	(23)
EUR/USD	03/19/2014	CCI	EUR	147	203	—
EUR/USD	03/19/2014	BCL	EUR	263	362	—
EUR/USD	03/19/2014	CCI	EUR	234	321	—
EUR/USD	03/19/2014	BOA	EUR	1,416	1,949	(1)
EUR/USD	03/19/2014	BCL	EUR	208	286	—
EUR/USD	03/19/2014	BOA	EUR	324	445	—
EUR/USD	03/19/2014	BCL	EUR	356	490	3
EUR/USD	03/19/2014	BCL	EUR	181	249	2
EUR/USD	03/19/2014	BOA	EUR	91	126	1
EUR/USD	03/19/2014	BCL	EUR	552	759	(3)
GBP/USD	03/19/2014	BOA	GBP	1,127	1,866	33
GBP/USD	03/19/2014	BCL	GBP	194	321	6
GBP/USD	03/19/2014	BCL	GBP	258	426	5
GBP/USD	03/19/2014	BCL	GBP	322	533	7
GBP/USD	03/19/2014	BCL	GBP	196	324	4
GBP/USD	03/19/2014	BCL	GBP	131	216	3
GBP/USD	03/19/2014	BCL	GBP	332	550	2
GBP/USD	03/19/2014	CCI	GBP	3,390	5,611	62
GBP/USD	03/19/2014	BNP	GBP	3,869	6,404	66

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/ (Loss)
JNL/Mellon Capital International Index Fund (continued)
GBP/USD	03/19/2014	BCL	GBP	130	$216	$3
GBP/USD	03/19/2014	BCL	GBP	258	426	7
GBP/USD	03/19/2014	RBC	GBP	256	423	6
JPY/USD	03/19/2014	BCL	JPY	12,565	119	(3)
JPY/USD	03/19/2014	CCI	JPY	209,664	1,992	(53)
JPY/USD	03/19/2014	GSC	JPY	326,804	3,104	(82)
JPY/USD	03/19/2014	CCI	JPY	61,966	589	(17)
JPY/USD	03/19/2014	GSC	JPY	208,815	1,984	(54)
JPY/USD	03/19/2014	UBS	JPY	41,593	395	(11)
JPY/USD	03/19/2014	BCL	JPY	24,930	237	(5)
JPY/USD	03/19/2014	BCL	JPY	37,245	354	(8)
JPY/USD	03/19/2014	BOA	JPY	126,488	1,201	(32)
JPY/USD	03/19/2014	BOA	JPY	49,160	467	(11)
JPY/USD	03/19/2014	BCL	JPY	37,050	352	(8)
JPY/USD	03/19/2014	BCL	JPY	12,530	119	(1)
JPY/USD	03/19/2014	BOA	JPY	50,400	479	(6)
JPY/USD	03/19/2014	BCL	JPY	126,000	1,197	(12)
JPY/USD	03/19/2014	BCL	JPY	63,250	601	(3)

					$54,393	$(177)

JNL/Mellon Capital Global Alpha Fund
AUD/USD	03/19/2014	CCI	AUD	5,379	$4,779	$(104)
AUD/USD	03/19/2014	RBS	AUD	8,532	7,581	(168)
AUD/USD	03/19/2014	SCB	AUD	5,917	5,257	(95)
AUD/USD	03/19/2014	GSC	AUD	11,086	9,850	(173)
CAD/USD	03/19/2014	RBC	CAD	1,883	1,770	(1)
CAD/USD	03/19/2014	HSB	CAD	3,938	3,700	(3)
CAD/USD	03/19/2014	BNP	CAD	685	643	(1)
CAD/USD	03/19/2014	CCI	CAD	2,054	1,930	(2)
CAD/USD	03/19/2014	HSB	CAD	9,517	8,943	18
CAD/USD	03/19/2014	CCI	CAD	595	559	1
CAD/USD	03/19/2014	HSB	CAD	2,436	2,289	15
CAD/USD	03/19/2014	HSB	CAD	1,218	1,144	8
CHF/USD	03/19/2014	RBS	CHF	1,184	1,328	(7)
CHF/USD	03/19/2014	BCL	CHF	800	898	(5)
CHF/USD	03/19/2014	CCI	CHF	64	72	—
CHF/USD	03/19/2014	BOA	CHF	960	1,077	(6)
CHF/USD	03/19/2014	DUB	CHF	192	215	(1)
CHF/USD	03/19/2014	HSB	CHF	800	897	7
CHF/USD	03/19/2014	SCB	CHF	565	633	2
CHF/USD	03/19/2014	UBS	CHF	855	959	7
CHF/USD	03/19/2014	DUB	CHF	1,103	1,237	9
CHF/USD	03/19/2014	BOA	CHF	882	990	7
CHF/USD	03/19/2014	GSC	CHF	496	557	4
CHF/USD	03/19/2014	CCI	CHF	1,379	1,546	11
CHF/USD	03/19/2014	RBS	CHF	565	633	2
CHF/USD	03/19/2014	BCL	CHF	452	507	2
CHF/USD	03/19/2014	CCI	CHF	678	760	2
EUR/USD	03/19/2014	CCI	EUR	15,285	21,027	(41)
EUR/USD	03/19/2014	BNP	EUR	421	579	(2)
EUR/USD	03/19/2014	RBC	EUR	1,157	1,592	(4)
EUR/USD	03/19/2014	HSB	EUR	2,419	3,328	(7)
EUR/USD	03/19/2014	CCI	EUR	1,262	1,736	(5)
EUR/USD	03/19/2014	HSB	EUR	8,950	12,313	3
EUR/USD	03/19/2014	CCI	EUR	559	770	—
EUR/USD	03/19/2014	DUB	EUR	1,468	2,019	1
EUR/USD	03/19/2014	UBS	EUR	1,694	2,330	—
EUR/USD	03/19/2014	CCI	EUR	1,412	1,942	1
EUR/USD	03/19/2014	HSB	EUR	1,073	1,476	—
EUR/USD	03/19/2014	HSB	EUR	2,963	4,077	(5)
EUR/USD	03/19/2014	HSB	EUR	5,927	8,153	(22)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Notes to Schedules of Investments (in thousands)

December 31, 2013

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/ (Loss)
JNL/Mellon Capital Global Alpha Fund (continued)
GBP/USD	03/19/2014	CCI	GBP	1,087	$1,799	$19
GBP/USD	03/19/2014	BCL	GBP	725	1,199	14
GBP/USD	03/19/2014	HSB	GBP	10,018	16,581	176
GBP/USD	03/19/2014	CCI	GBP	18,813	31,136	340
GBP/USD	03/19/2014	BNP	GBP	21,471	35,537	367
GBP/USD	03/19/2014	HSB	GBP	5,981	9,899	138
GBP/USD	03/19/2014	CCI	GBP	374	619	8
GBP/USD	03/19/2014	CCI	GBP	426	705	11
GBP/USD	03/19/2014	DUB	GBP	443	733	11
GBP/USD	03/19/2014	HSB	GBP	324	536	8
GBP/USD	03/19/2014	UBS	GBP	511	846	13
GBP/USD	03/19/2014	BCL	GBP	618	1,022	19
GBP/USD	03/19/2014	CCI	GBP	49	82	1
GBP/USD	03/19/2014	BOA	GBP	741	1,226	23
GBP/USD	03/19/2014	RBS	GBP	914	1,513	27
GBP/USD	03/19/2014	DUB	GBP	148	245	4
GBP/USD	03/19/2014	HSB	GBP	1,951	3,229	34
GBP/USD	03/19/2014	SCB	GBP	906	1,499	17
GBP/USD	03/19/2014	RBS	GBP	906	1,499	17
JPY/USD	03/19/2014	HSB	JPY	362,736	3,446	(72)
JPY/USD	03/19/2014	CCI	JPY	308,596	2,931	(74)
JPY/USD	03/19/2014	CCI	JPY	181,239	1,722	(44)
JPY/USD	03/19/2014	UBS	JPY	96,008	912	(25)
JPY/USD	03/19/2014	CCI	JPY	483,957	4,597	(122)
JPY/USD	03/19/2014	CCI	JPY	143,032	1,359	(38)
JPY/USD	03/19/2014	GSC	JPY	754,346	7,166	(190)
JPY/USD	03/19/2014	GSC	JPY	481,997	4,579	(124)
NZD/USD	03/19/2014	HSB	NZD	1,060	867	4
NZD/USD	03/19/2014	CCI	NZD	1,828	1,495	5
NZD/USD	03/19/2014	UBS	NZD	1,133	927	3
NZD/USD	03/19/2014	DUB	NZD	1,462	1,196	3
NZD/USD	03/19/2014	GSC	NZD	658	538	1
NZD/USD	03/19/2014	BOA	NZD	1,170	957	2
NZD/USD	03/19/2014	RBS	NZD	1,009	825	3
NZD/USD	03/19/2014	SCB	NZD	1,009	825	4
NZD/USD	03/19/2014	BCL	NZD	807	660	1
NZD/USD	03/19/2014	CCI	NZD	1,211	990	2
SEK/USD	03/19/2014	UBS	SEK	11,281	1,752	25
USD/AUD	03/19/2014	RBC	AUD	(1,034)	(918)	12
USD/AUD	03/19/2014	CCI	AUD	(1,128)	(1,002)	13
USD/AUD	03/19/2014	BNP	AUD	(376)	(334)	5
USD/AUD	03/19/2014	HSB	AUD	(2,161)	(1,920)	24
USD/AUD	03/19/2014	CCI	AUD	(322)	(286)	—
USD/AUD	03/19/2014	HSB	AUD	(5,156)	(4,581)	(7)
USD/AUD	03/19/2014	CCI	AUD	(952)	(846)	2
USD/AUD	03/19/2014	HSB	AUD	(723)	(643)	2
USD/AUD	03/19/2014	DUB	AUD	(990)	(879)	2
USD/AUD	03/19/2014	UBS	AUD	(1,142)	(1,015)	2
USD/AUD	03/19/2014	HSB	AUD	(2,165)	(1,924)	(9)
USD/AUD	03/19/2014	HSB	AUD	(4,330)	(3,847)	(14)
USD/CAD	03/19/2014	DUB	CAD	(14,690)	(13,804)	(59)
USD/CAD	03/19/2014	CCI	CAD	(13,228)	(12,430)	13
USD/CAD	03/19/2014	BOA	CAD	(20,123)	(18,909)	(12)
USD/CAD	03/19/2014	RBC	CAD	(22,701)	(21,332)	17
USD/CAD	03/19/2014	DUB	CAD	(859)	(807)	3
USD/CAD	03/19/2014	UBS	CAD	(992)	(932)	3
USD/CAD	03/19/2014	HSB	CAD	(628)	(590)	2
USD/CAD	03/19/2014	CCI	CAD	(826)	(776)	3
USD/CHF	03/19/2014	HSB	CHF	(2,151)	(2,413)	(4)
USD/CHF	03/19/2014	UBS	CHF	(2,770)	(3,107)	(6)
USD/CHF	03/19/2014	RBS	CHF	(1,575)	(1,767)	(4)

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/ (Loss)
JNL/Mellon Capital Global Alpha Fund (continued)
USD/CHF	03/19/2014	BOA	CHF	(2,195)	$(2,461)	$(6)
USD/CHF	03/19/2014	UBS	CHF	(2,048)	(2,297)	2
USD/CHF	03/19/2014	CCI	CHF	(410)	(459)	—
USD/CHF	03/19/2014	HSB	CHF	(819)	(919)	1
USD/CHF	03/19/2014	BOA	CHF	(16,325)	(18,311)	13
USD/CHF	03/19/2014	DUB	CHF	(819)	(919)	1
USD/CHF	03/19/2014	RBS	CHF	(12,937)	(14,510)	16
USD/CHF	03/19/2014	UBS	CHF	(10,694)	(11,995)	68
USD/CHF	03/19/2014	BCL	CHF	(15,564)	(17,457)	93
USD/CHF	03/19/2014	DUB	CHF	(21,484)	(24,098)	184
USD/CHF	03/19/2014	CCI	CHF	(891)	(999)	5
USD/CHF	03/19/2014	HSB	CHF	(677)	(759)	3
USD/CHF	03/19/2014	DUB	CHF	(926)	(1,039)	5
USD/CHF	03/19/2014	UBS	CHF	(1,069)	(1,199)	6
USD/EUR	03/19/2014	RBS	EUR	(2,765)	(3,803)	(6)
USD/EUR	03/19/2014	DUB	EUR	(448)	(617)	—
USD/EUR	03/19/2014	BCL	EUR	(1,868)	(2,570)	(3)
USD/EUR	03/19/2014	CCI	EUR	(149)	(206)	—
USD/EUR	03/19/2014	BOA	EUR	(2,242)	(3,084)	(4)
USD/EUR	03/19/2014	HSB	EUR	(2,308)	(3,175)	2
USD/EUR	03/19/2014	GSC	EUR	(1,630)	(2,242)	(19)
USD/EUR	03/19/2014	HSB	EUR	(2,626)	(3,612)	(34)
USD/EUR	03/19/2014	DUB	EUR	(3,622)	(4,983)	(42)
USD/EUR	03/19/2014	UBS	EUR	(2,807)	(3,862)	(33)
USD/EUR	03/19/2014	SCB	EUR	(2,148)	(2,955)	(17)
USD/EUR	03/19/2014	RBS	EUR	(2,148)	(2,955)	(16)
USD/EUR	03/19/2014	BOA	EUR	(2,898)	(3,986)	(33)
USD/EUR	03/19/2014	CCI	EUR	(4,528)	(6,228)	(52)
USD/EUR	03/19/2014	BCL	EUR	(1,718)	(2,364)	(14)
USD/EUR	03/19/2014	CCI	EUR	(2,577)	(3,546)	(17)
USD/JPY	03/19/2014	RBC	JPY	(129,236)	(1,228)	33
USD/JPY	03/19/2014	HSB	JPY	(270,220)	(2,567)	72
USD/JPY	03/19/2014	BNP	JPY	(46,995)	(446)	13
USD/JPY	03/19/2014	CCI	JPY	(140,984)	(1,339)	39
USD/JPY	03/19/2014	CCI	JPY	(58,717)	(558)	12
USD/JPY	03/19/2014	HSB	JPY	(939,470)	(8,924)	194
USD/JPY	03/19/2014	HSB	JPY	(141,164)	(1,341)	11
USD/JPY	03/19/2014	BOA	JPY	(155,768)	(1,480)	14
USD/JPY	03/19/2014	GSC	JPY	(87,619)	(832)	7
USD/JPY	03/19/2014	UBS	JPY	(150,900)	(1,433)	12
USD/JPY	03/19/2014	DUB	JPY	(194,710)	(1,850)	17
USD/JPY	03/19/2014	CCI	JPY	(243,387)	(2,312)	21
USD/NOK	03/19/2014	CCI	NOK	(46,763)	(7,688)	(58)
USD/NOK	03/19/2014	HSB	NOK	(34,863)	(5,732)	(114)
USD/NOK	03/19/2014	CCI	NOK	(2,179)	(358)	(9)
USD/NZD	03/19/2014	DUB	NZD	(1,126)	(921)	3
USD/NZD	03/19/2014	CCI	NZD	(563)	(461)	2
USD/NZD	03/19/2014	HSB	NZD	(1,126)	(921)	4
USD/NZD	03/19/2014	UBS	NZD	(2,816)	(2,303)	9
USD/NZD	03/19/2014	BNP	NZD	(5,266)	(4,307)	51
USD/NZD	03/19/2014	HSB	NZD	(2,535)	(2,074)	24
USD/SEK	03/19/2014	HSB	SEK	(12,188)	(1,893)	(49)
USD/SEK	03/19/2014	CCI	SEK	(762)	(118)	(3)

					$(24,013)	$455

JNL/PIMCO Real Return Fund
AUD/USD	01/06/2014	BOA	AUD	26,861	$23,979	$173
BRL/USD	01/03/2014	MSC	BRL	16,911	7,168	(3)
BRL/USD	02/04/2014	MSC	BRL	16,911	7,109	(74)
EUR/USD	01/02/2014	CIT	EUR	82,261	113,167	(82)
EUR/USD	02/04/2014	DUB	EUR	13,081	17,995	(32)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Notes to Schedules of Investments (in thousands)

December 31, 2013

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/ (Loss)
JNL/PIMCO Real Return Fund (continued)
NZD/USD	01/06/2014	UBS	NZD	7,028	$5,779	$42
USD/AUD	01/06/2014	CIT	AUD	(26,861)	(23,979)	535
USD/AUD	02/04/2014	BOA	AUD	(26,861)	(23,933)	(172)
USD/BRL	01/03/2014	MSC	BRL	(16,911)	(7,168)	71
USD/EUR	01/02/2014	BOA	EUR	(78,750)	(108,337)	(1,748)
USD/EUR	01/02/2014	DUB	EUR	(1,633)	(2,246)	(49)
USD/EUR	01/02/2014	DUB	EUR	(1,878)	(2,584)	(57)
USD/EUR	02/04/2014	CIT	EUR	(82,261)	(113,165)	81
USD/EUR	02/04/2014	BCL	EUR	(3,250)	(4,471)	5
USD/JPY	02/03/2014	CIT	JPY	(7,310,000)	(69,425)	5,810
USD/JPY	02/18/2014	UBS	JPY	(113,055)	(1,074)	66
USD/MXN	01/16/2014	JPM	MXN	(56,837)	(4,348)	32
USD/MXN	01/16/2014	BNP	MXN	(40,294)	(3,083)	21
USD/MXN	01/23/2014	JPM	MXN	(221,193)	(16,912)	126
USD/MXN	02/13/2014	JPM	MXN	(37,138)	(2,835)	42
USD/MXN	03/06/2014	MSC	MXN	(349,716)	(26,652)	(178)
USD/MXN	03/06/2014	MSC	MXN	(41,863)	(3,190)	27
USD/MXN	03/13/2014	BNP	MXN	(93,919)	(7,154)	104
USD/MXN	03/13/2014	DUB	MXN	(95,037)	(7,239)	75
USD/MXN	04/30/2014	MSC	MXN	(39,483)	(2,996)	24
USD/MXN	06/12/2014	CIT	MXN	(206,507)	(15,617)	111
USD/MXN	06/12/2014	JPM	MXN	(142,087)	(10,746)	82
USD/NZD	01/06/2014	MSC	NZD	(7,028)	(5,779)	(9)
USD/NZD	02/04/2014	UBS	NZD	(7,028)	(5,766)	(42)

					$(293,502)	$4,981

JNL/PIMCO Total Return Bond Fund
BRL/USD	01/03/2014	MSC	BRL	1,031	$437	$—
EUR/USD	01/02/2014	BOA	EUR	1,714	2,358	33
EUR/USD	01/02/2014	BNP	EUR	155,439	213,838	110
USD/CAD	03/20/2014	CIT	CAD	(40,624)	(38,172)	105
USD/EUR	01/02/2014	JPM	EUR	(151,150)	(207,938)	(4,548)
USD/EUR	01/02/2014	UBS	EUR	(3,850)	(5,297)	(60)
USD/EUR	01/02/2014	CSI	EUR	(1,516)	(2,086)	(9)
USD/EUR	01/02/2014	CSI	EUR	(313)	(431)	(2)
USD/EUR	01/02/2014	UBS	EUR	(324)	(446)	—
USD/EUR	02/04/2014	CIT	EUR	(58,238)	(80,117)	(193)
USD/EUR	02/04/2014	BCL	EUR	(280)	(385)	1
USD/EUR	02/04/2014	BNP	EUR	(155,439)	(213,835)	(111)
USD/EUR	02/04/2014	JPM	EUR	(453)	(623)	(3)
USD/EUR	02/28/2014	CSI	EUR	(2,100)	(2,889)	(85)
USD/EUR	03/14/2014	BOA	EUR	(53,585)	(73,716)	(3,094)
USD/EUR	04/01/2014	CIT	EUR	(600)	(825)	(65)
USD/EUR	04/01/2014	BNP	EUR	(100)	(138)	(11)
USD/EUR	06/02/2014	CSI	EUR	(1,000)	(1,376)	(108)
USD/EUR	06/02/2014	BNP	EUR	(200)	(275)	(22)
USD/EUR	06/02/2014	BOA	EUR	(19,400)	(26,690)	(778)
USD/EUR	07/01/2014	BNP	EUR	(100)	(138)	(11)
USD/EUR	08/01/2014	BNP	EUR	(200)	(275)	(22)
USD/GBP	03/12/2014	BCL	GBP	(7,948)	(13,155)	(151)
USD/JPY	02/18/2014	UBS	JPY	(1,497,800)	(14,226)	873
USD/JPY	02/18/2014	BCL	JPY	(540,100)	(5,130)	114
USD/JPY	02/18/2014	CSI	JPY	(565,000)	(5,366)	132
USD/JPY	02/18/2014	BCL	JPY	(272,400)	(2,587)	70
USD/JPY	02/18/2014	DUB	JPY	(270,400)	(2,568)	56
USD/JPY	02/18/2014	CSI	JPY	(985,200)	(9,357)	78
USD/JPY	02/18/2014	BCL	JPY	(352,500)	(3,348)	48
USD/MXN	01/23/2014	JPM	MXN	(32,513)	(2,486)	38
USD/MXN	02/06/2014	BNP	MXN	(97,206)	(7,424)	114

					$(504,666)	$(7,501)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Notes to Schedules of Investments (in thousands)

December 31, 2013

Schedule of Interest Rate Swap Agreements

Over the Counter Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Paying/Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount[1]		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
JNL/BlackRock Global Allocation Fund
DUB	3-Month LIBOR	Receiving	0.49%	09/14/2015		1,050	$—	$(3)
DUB	3-Month LIBOR	Receiving	0.49%	09/17/2015		3,700	—	(10)
DUB	3-Month LIBOR	Receiving	0.49%	09/17/2015		1,400	—	(4)
DUB	3-Month LIBOR	Paying	1.30%	08/17/2016		856	—	—
DUB	3-Month LIBOR	Paying	1.01%	09/27/2016		1,003	—	(3)
DUB	3-Month LIBOR	Paying	1.03%	09/27/2016		3,000	—	(9)
DUB	3-Month LIBOR	Paying	0.83%	09/27/2016		3,000	—	(15)
DUB	3-Month LIBOR	Paying	0.96%	09/28/2016		8,000	—	(29)
DUB	3-Month LIBOR	Paying	1.04%	09/28/2016		4,250	—	(13)
DUB	3-Month LIBOR	Paying	1.00%	09/28/2016		5,250	—	(18)
DUB	3-Month LIBOR	Paying	1.16%	09/14/2018		325	—	(6)
DUB	3-Month LIBOR	Paying	1.07%	09/17/2018		1,500	—	(36)
DUB	3-Month LIBOR	Paying	1.13%	09/17/2018		700	—	(15)
GSI	3-Month LIBOR	Paying	1.00%	09/28/2016		35,186	—	(118)
JPM	3-Month LIBOR	Receiving	0.50%	09/17/2015		7,565	—	(21)
JPM	3-Month LIBOR	Paying	1.19%	09/17/2018		3,380	—	(62)

							$—	$(362)

JNL/Franklin Templeton Global Multisector Bond Fund
JPM	3-Month LIBOR	Receiving	3.02%	08/22/2023		67,670	$—	$(603)
JPM	3-Month LIBOR	Receiving	3.85%	08/22/2043		38,670	—	39

							$—	$(564)

JNL/Goldman Sachs Core Plus Bond Fund
BBP	6-Month Norwegian Interbank Offered Rate	Receiving	4.00%	12/20/2022	NOK	660	$(1)	$1
BBP	6-Month Norwegian Interbank Offered Rate	Receiving	4.00%	12/20/2022	NOK	27,160	(24)	41
BBP	6-Month Norwegian Interbank Offered Rate	Paying	4.00%	12/20/2022	NOK	34,440	3	(25)
BBP	6-Month Norwegian Interbank Offered Rate	Paying	4.00%	12/20/2022	NOK	8,730	(1)	(4)
BNP	6-Month Norwegian Interbank Offered Rate	Receiving	4.00%	12/20/2022	NOK	35,730	(49)	72
BNP	6-Month Norwegian Interbank Offered Rate	Receiving	4.00%	12/20/2022	NOK	13,320	(4)	12
BOA	3-Month Canada Bankers Acceptance	Paying	3.00%	12/20/2022	CAD	2,650	(59)	(49)
BOA	3-Month Canada Bankers Acceptance	Receiving	3.00%	12/20/2022	CAD	8,400	302	39
BOA	Brazil Interbank Deposit Rate	Paying	10.39%	01/04/2016	BRL	28,910	—	(158)
CIT	3-Month Canada Bankers Acceptance	Paying	3.00%	12/20/2022	CAD	3,530	(150)	7
CIT	3-Month Canada Bankers Acceptance	Paying	3.00%	12/20/2022	CAD	3,040	(105)	(18)
CIT	6-Month Norwegian Interbank Offered Rate	Receiving	4.00%	12/20/2022	NOK	23,400	17	(2)
CIT	Korean Won 3-Month Certificate of Deposit	Receiving	3.45%	08/08/2023	KRW	5,431,490	—	(21)
CIT	Korean Won 3-Month Certificate of Deposit	Receiving	3.49%	08/16/2023	KRW	610,090	—	(4)
CIT	Korean Won 3-Month Certificate of Deposit	Receiving	3.47%	12/23/2023	KRW	1,925,780	—	(6)
CIT	Kuala Lumpur Interbank Offered Rate	Receiving	3.92%	11/19/2018	MYR	3,800	—	2
CIT	Kuala Lumpur Interbank Offered Rate	Receiving	4.45%	11/15/2023	MYR	2,400	—	9
DUB	3-Month Canada Bankers Acceptance	Paying	3.00%	12/20/2022	CAD	1,810	(76)	3
DUB	3-Month Canada Bankers Acceptance	Paying	3.00%	12/20/2022	CAD	4,860	(121)	(77)
DUB	3-Month Canada Bankers Acceptance	Paying	3.00%	12/20/2022	CAD	1,500	(53)	(8)
DUB	3-Month Canada Bankers Acceptance	Paying	3.00%	12/20/2022	CAD	4,160	(154)	(15)
DUB	3-Month LIBOR	Receiving	2.51%	10/15/2020		5,500	—	(60)
DUB	Kuala Lumpur Interbank Offered Rate	Receiving	3.88%	11/14/2018	MYR	3,430	—	4
DUB	Kuala Lumpur Interbank Offered Rate	Receiving	4.49%	08/14/2023	MYR	860	—	2
JPM	6-Month Norwegian Interbank Offered Rate	Receiving	4.00%	12/20/2022	NOK	19,100	22	(10)
JPM	6-Month Norwegian Interbank Offered Rate	Paying	4.00%	12/20/2022	NOK	10,260	(3)	(3)
JPM	Korean Won 3-Month Certificate of Deposit	Receiving	3.42%	08/13/2023	KRW	1,600,360	—	(2)
JPM	Korean Won 3-Month Certificate of Deposit	Receiving	3.56%	08/19/2023	KRW	768,920	—	(10)
JPM	Korean Won 3-Month Certificate of Deposit	Receiving	3.47%	12/23/2023	KRW	919,120	—	(3)
JPM	Kuala Lumpur Interbank Offered Rate	Receiving	3.97%	12/11/2018	MYR	3,110	—	(2)
JPM	Kuala Lumpur Interbank Offered Rate	Receiving	4.33%	09/26/2023	MYR	1,500	—	10
MSC	6-Month Norwegian Interbank Offered Rate	Paying	4.00%	12/20/2022	NOK	8,940	(2)	(3)
MSC	6-Month Norwegian Interbank Offered Rate	Paying	4.00%	12/20/2022	NOK	9,760	(2)	(4)
MSC	Korean Won 3-Month Certificate of Deposit	Receiving	3.49%	08/16/2023	KRW	596,300	—	(4)
MSC	Kuala Lumpur Interbank Offered Rate	Receiving	3.93%	11/20/2018	MYR	4,490	—	1
RBC	3-Month Canada Bankers Acceptance	Paying	3.00%	12/20/2022	CAD	4,420	(185)	5
RBC	3-Month Canada Bankers Acceptance	Paying	3.00%	12/20/2022	CAD	4,070	(121)	(44)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Notes to Schedules of Investments (in thousands)

December 31, 2013

Schedule of Interest Rate Swap Agreements

Over the Counter Interest Rate Swap Agreements (continued)

Counterparty	Floating Rate Index	Paying/Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount[1]		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
JNL/Goldman Sachs Core Plus Bond Fund (continued)
RBC	3-Month Canada Bankers Acceptance	Receiving	3.00%	12/20/2022	CAD	6,180	$182	$69

							$(584)	$(255)

JNL/Goldman Sachs Emerging Markets Debt Fund
BBP	3-Month South African Johannesburg Interbank Rate	Paying	6.25%	01/15/2020	ZAR	43,900	$—	$(271)
BBP	3-Month South African Johannesburg Interbank Rate	Paying	7.15%	01/04/2016	ZAR	14,460	—	(92)
BBP	Brazil Interbank Deposit Rate	Receiving	10.74%	09/18/2022	BRL	57,740	—	(50)
BBP	Brazil Interbank Deposit Rate	Paying	10.30%	11/29/2022	BRL	6,680	—	(42)
BBP	Korean Won 3-Month Certificate of Deposit	Receiving	3.30%	06/19/2023	KRW	11,385,580	—	167
BBP	Korean Won 3-Month Certificate of Deposit	Receiving	3.23%	06/29/2027	KRW	7,492,420	—	135
BBP	Korean Won 3-Month Certificate of Deposit	Receiving	3.19%	01/04/2016	KRW	1,754,880	—	30
BBP	Mexican Interbank Rate	Paying	8.01%	01/04/2016	MXN	325,250	—	(1,057)
BOA	Brazil Interbank Deposit Rate	Paying	10.01%	01/02/2017	BRL	34,200	—	(296)
BOA	Brazil Interbank Deposit Rate	Paying	8.01%	06/07/2023	BRL	6,300	—	(145)
BOA	Brazil Interbank Deposit Rate	Paying	10.69%	08/13/2022	BRL	15,820	—	(179)
BOA	Chilean Interbank Rate	Receiving	5.36%	12/13/2023	CLP	563,340	—	3
BOA	Korean Won 3-Month Certificate of Deposit	Receiving	3.12%	05/31/2023	KRW	21,708,000	—	466
BOA	Korean Won 3-Month Certificate of Deposit	Receiving	3.49%	04/22/2027	KRW	796,350	—	(4)
BOA	Mexican Interbank Rate	Paying	6.65%	09/03/2027	MXN	22,070	—	(12)
BOA	Mexican Interbank Rate	Paying	9.30%	05/31/2018	MXN	199,320	—	(121)
BOA	Mexican Interbank Rate	Paying	8.59%	05/30/2020	MXN	78,980	—	(169)
CIT	3-Month South African Johannesburg Interbank Rate	Paying	6.50%	05/29/2023	ZAR	29,580	—	(70)
CIT	3-Month South African Johannesburg Interbank Rate	Paying	6.62%	01/04/2016	ZAR	31,000	—	(160)
CIT	3-Month South African Johannesburg Interbank Rate	Paying	7.16%	09/30/2018	ZAR	13,390	—	(84)
CIT	Brazil Interbank Deposit Rate	Paying	11.70%	09/02/2023	BRL	18,670	—	23
CIT	Chilean Interbank Rate	Receiving	5.01%	12/23/2023	CLP	773,210	—	(20)
CIT	Korean Won 3-Month Certificate of Deposit	Receiving	3.46%	11/11/2018	KRW	3,136,040	—	(12)
CIT	Korean Won 3-Month Certificate of Deposit	Receiving	3.47%	11/13/2018	KRW	1,857,320	—	(6)
CIT	Tel Aviv Interbank Offered Rate	Receiving	2.32%	05/22/2023	ILS	24,670	—	(19)
CIT	Tel Aviv Interbank Offered Rate	Receiving	2.35%	03/13/2019	ILS	13,370	—	(16)
CSI	Mexican Interbank Rate	Paying	5.98%	05/31/2018	MXN	18,230	—	(80)
DUB	3-Month LIBOR	Receiving	1.64%	05/31/2018		2,500	—	16
DUB	3-Month South African Johannesburg Interbank Rate	Paying	6.52%	06/07/2018	ZAR	23,000	—	(53)
DUB	3-Month South African Johannesburg Interbank Rate	Paying	6.53%	06/07/2018	ZAR	29,590	—	(67)
DUB	3-Month South African Johannesburg Interbank Rate	Paying	7.10%	11/04/2019	ZAR	45,200	—	(10)
DUB	3-Month South African Johannesburg Interbank Rate	Paying	7.11%	05/29/2023	ZAR	28,175	—	(5)
DUB	3-Month South African Johannesburg Interbank Rate	Paying	6.58%	01/04/2016	ZAR	70,980	—	(307)
DUB	3-Month South African Johannesburg Interbank Rate	Paying	7.17%	01/04/2016	ZAR	13,010	—	(81)
DUB	Brazil Interbank Deposit Rate	Paying	10.16%	01/04/2016	BRL	14,830	—	(110)
DUB	Brazil Interbank Deposit Rate	Paying	10.37%	01/04/2016	BRL	16,960	—	(105)
DUB	Brazil Interbank Deposit Rate	Paying	10.35%	01/04/2016	BRL	5,430	—	(35)
DUB	Brazil Interbank Deposit Rate	Paying	10.34%	01/04/2016	BRL	16,970	—	(111)
DUB	Brazil Interbank Deposit Rate	Paying	8.28%	01/04/2016	BRL	48,440	—	(1,032)
DUB	Brazil Interbank Deposit Rate	Paying	8.64%	01/02/2017	BRL	34,710	—	(660)
DUB	Brazil Interbank Deposit Rate	Paying	11.78%	10/03/2018	BRL	8,330	—	15
DUB	Brazil Interbank Deposit Rate	Paying	10.67%	10/22/2018	BRL	12,060	—	(132)
DUB	Chilean Interbank Rate	Receiving	4.99%	09/14/2022	CLP	743,000	—	(13)
DUB	Chilean Interbank Rate	Receiving	4.86%	09/18/2022	CLP	456,390	—	(3)
DUB	Korean Won 3-Month Certificate of Deposit	Receiving	3.21%	01/08/2023	KRW	10,012,000	—	182
DUB	Korean Won 3-Month Certificate of Deposit	Receiving	3.32%	01/15/2020	KRW	11,385,580	—	159
DUB	Korean Won 3-Month Certificate of Deposit	Receiving	3.39%	05/29/2023	KRW	18,000,000	—	215

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Notes to Schedules of Investments (in thousands)

December 31, 2013

Schedule of Interest Rate Swap Agreements

Over the Counter Interest Rate Swap Agreements (continued)

Counterparty	Floating Rate Index	Paying/Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount[1]		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
JNL/Goldman Sachs Emerging Markets Debt Fund (continued)
DUB	Korean Won 3-Month Certificate of Deposit	Receiving	3.00%	05/30/2023	KRW	517,530	$—	$16
DUB	Korean Won 3-Month Certificate of Deposit	Receiving	3.34%	08/26/2023	KRW	3,423,190	—	15
DUB	Korean Won 3-Month Certificate of Deposit	Receiving	3.48%	12/17/2023	KRW	3,680,190	—	(23)
DUB	Korean Won 3-Month Certificate of Deposit	Receiving	3.59%	10/24/2023	KRW	5,236,380	—	(75)
DUB	Korean Won 3-Month Certificate of Deposit	Receiving	3.46%	06/01/2023	KRW	1,881,820	—	(4)
DUB	Kuala Lumpur Interbank Offered Rate	Paying	4.09%	11/02/2023	MYR	3,340	—	(41)
DUB	Mexican Interbank Rate	Paying	6.26%	06/11/2027	MXN	26,670	—	(76)
DUB	Mexican Interbank Rate	Paying	6.86%	09/12/2017	MXN	16,430	—	10
DUB	Mexican Interbank Rate	Paying	6.81%	11/18/2018	MXN	18,860	—	1
DUB	Mexican Interbank Rate	Paying	9.29%	06/19/2023	MXN	73,030	—	(46)
DUB	Mexican Interbank Rate	Paying	8.70%	02/24/2019	MXN	75,500	—	(141)
DUB	Taiwan Secondary Commercial Papers - 90 Days	Receiving	1.03%	01/02/2016	TWD	221,580	—	40
DUB	Tel Aviv Interbank Offered Rate	Receiving	2.23%	01/02/2017	ILS	9,330	—	5
HSB	Korean Won 3-Month Certificate of Deposit	Receiving	3.18%	11/29/2022	KRW	3,850,000	—	69
JPM	3-Month South African Johannesburg Interbank Rate	Paying	7.32%	12/23/2023	ZAR	90,000	—	(11)
JPM	Brazil Interbank Deposit Rate	Paying	11.81%	10/02/2017	BRL	33,310	—	64
JPM	Brazil Interbank Deposit Rate	Receiving	9.04%	04/27/2023	BRL	9,920	—	269
JPM	Korean Won 3-Month Certificate of Deposit	Receiving	3.22%	05/12/2023	KRW	8,776,350	—	160
JPM	Korean Won 3-Month Certificate of Deposit	Receiving	3.47%	07/07/2023	KRW	886,450	—	(3)
JPM	Mexican Interbank Rate	Receiving	5.18%	07/27/2017	MXN	40,000	—	(17)
JPM	Mexican Interbank Rate	Receiving	5.16%	01/04/2016	MXN	26,450	—	242
JPM	Mexican Interbank Rate	Paying	5.63%	07/11/2023	MXN	17,140	—	(109)
JPM	Mexican Interbank Rate	Receiving	6.43%	05/30/2023	MXN	47,450	—	86
JPM	Taiwan Secondary Commercial Papers - 90 Days	Receiving	0.93%	07/05/2023	TWD	280,600	—	78
MSC	Brazil Interbank Deposit Rate	Paying	11.76%	08/05/2023	BRL	18,240	—	29
MSC	Korean Won 3-Month Certificate of Deposit	Receiving	3.41%	08/26/2023	KRW	1,718,100	—	(2)

							$—	$(3,682)

JNL/PIMCO Real Return Fund
BBP	France CPI Excluding Tobacco	Paying	1.95%	07/25/2021	EUR	29,000	$35	$802
BBP	US CPURNSA	Receiving	1.91%	04/17/2017		15,400	—	(66)
BBP	US CPURNSA	Receiving	2.18%	08/21/2017		22,600	—	(71)
BBP	US CPURNSA	Receiving	2.18%	08/21/2017		20,600	(13)	(52)
BNP	France CPI Excluding Tobacco	Paying	2.15%	04/01/2021	EUR	4,800	56	234
BNP	France CPI Excluding Tobacco	Paying	2.10%	07/25/2021	EUR	6,900	(59)	523
BNP	France CPI Excluding Tobacco	Paying	1.95%	07/25/2021	EUR	3,900	49	64
BNP	US CPURNSA	Receiving	1.83%	11/29/2016		3,500	(1)	1
BNP	US CPURNSA	Receiving	1.83%	11/29/2016		2,800	—	—
BNP	US CPURNSA	Receiving	2.25%	07/15/2017		10,200	11	(257)
BNP	US CPURNSA	Receiving	2.25%	07/15/2017		21,500	50	(568)
BNP	US CPURNSA	Receiving	2.50%	07/15/2022		11,000	68	(294)
BNP	US CPURNSA	Receiving	2.50%	07/15/2022		7,300	130	(279)
BNP	US CPURNSA	Receiving	2.50%	07/15/2022		7,300	104	(254)
BOA	France CPI Excluding Tobacco	Paying	2.15%	04/01/2021	EUR	8,300	218	282
CIT	France CPI Excluding Tobacco	Paying	2.15%	04/01/2021	EUR	2,100	33	94
CIT	France CPI Excluding Tobacco	Paying	1.95%	07/25/2021	EUR	3,000	4	82
CIT	US CPURNSA	Receiving	2.25%	07/15/2017		16,600	4	(404)
CSI	France CPI Excluding Tobacco	Paying	2.15%	04/01/2021	EUR	1,700	3	100
CSI	France CPI Excluding Tobacco	Paying	1.95%	07/25/2021	EUR	29,500	(24)	876
CSI	France CPI Excluding Tobacco	Paying	1.95%	07/25/2023	EUR	600	4	4
DUB	France CPI Excluding Tobacco	Paying	2.15%	04/01/2021	EUR	6,000	132	230
DUB	France CPI Excluding Tobacco	Paying	2.15%	04/01/2021	EUR	5,000	86	216
DUB	France CPI Excluding Tobacco	Paying	1.95%	07/25/2023	EUR	6,800	58	38
DUB	US CPURNSA	Receiving	1.73%	12/19/2015		5,700	—	1
DUB	US CPURNSA	Receiving	1.94%	10/07/2016		22,000	—	(90)
DUB	US CPURNSA	Receiving	1.83%	11/29/2016		2,000	(2)	1
DUB	US CPURNSA	Receiving	1.83%	11/29/2016		3,800	(1)	—
DUB	US CPURNSA	Receiving	1.83%	11/29/2016		6,100	—	(1)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Notes to Schedules of Investments (in thousands)

December 31, 2013

Schedule of Interest Rate Swap Agreements

Over the Counter Interest Rate Swap Agreements (continued)

Counterparty	Floating Rate Index	Paying/Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount[1]		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
JNL/PIMCO Real Return Fund (continued)
DUB	US CPURNSA	Receiving	1.85%	11/29/2016		23,700	$—	$(17)
DUB	US CPURNSA	Receiving	2.32%	11/16/2017		12,300	—	(303)
DUB	US CPURNSA	Receiving	2.50%	05/08/2023		8,800	200	(380)
DUB	US CPURNSA	Receiving	2.50%	07/25/2021		2,300	17	(64)
DUB	US CPURNSA	Receiving	2.56%	01/02/2017		11,800	—	(184)
JPM	France CPI Excluding Tobacco	Paying	2.10%	01/02/2017	EUR	1,000	(10)	77
MSS	Brazil Interbank Deposit Rate	Paying	8.22%	04/01/2021	BRL	31,900	(6)	(1,125)
MSS	Brazil Interbank Deposit Rate	Paying	10.91%	01/02/2017	BRL	20,800	(10)	(153)
MSS	France CPI Excluding Tobacco	Paying	2.15%	11/29/2016	EUR	2,300	(8)	147
UBS	Brazil Interbank Deposit Rate	Paying	10.41%	11/16/2017	BRL	8,400	5	1
UBS	Brazil Interbank Deposit Rate	Paying	8.15%	07/15/2022	BRL	50,600	(50)	(1,789)
UBS	Brazil Interbank Deposit Rate	Paying	10.91%	07/15/2022	BRL	80,500	96	(727)

							$1,179	$(3,305)

JNL/PIMCO Total Return Bond Fund
BBP	Mexican Interbank Rate	Paying	5.60%	09/06/2016	MXN	73,400	$35	$116
BBP	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	8,000	(1)	13
BBP	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	16,000	(3)	25
BBP	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	5,000	—	7
BBP	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	65,000	(15)	107
BBP	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	40,000	(38)	94
BBP	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	41,000	(35)	93
BBP	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	26,000	(6)	43
BBP	Mexican Interbank Rate	Paying	5.75%	06/05/2023	MXN	100	—	—
BBP	Mexican Interbank Rate	Paying	6.00%	06/05/2023	MXN	100	—	—
BOA	Brazil Interbank Deposit Rate	Paying	8.86%	01/02/2017	BRL	6,400	5	(168)
BOA	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	30,000	3	39
BOA	Mexican Interbank Rate	Paying	5.50%	09/02/2022	MXN	100	—	(1)
DUB	Brazil Interbank Deposit Rate	Paying	9.13%	01/02/2017	BRL	5,000	18	(146)
DUB	Brazil Interbank Deposit Rate	Paying	9.13%	01/02/2017	BRL	3,200	8	(90)
DUB	Mexican Interbank Rate	Paying	5.75%	06/05/2023	MXN	100	—	—
JPM	Mexican Interbank Rate	Paying	5.00%	06/11/2018	MXN	93,000	(140)	46
JPM	Mexican Interbank Rate	Paying	6.00%	06/05/2023	MXN	100	(1)	—
JPM	Mexican Interbank Rate	Paying	6.00%	06/05/2023	MXN	200	(1)	—
MSC	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	19,000	(18)	45
MSC	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	26,000	(6)	43
MSC	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	17,000	(4)	28
MSC	Mexican Interbank Rate	Paying	6.35%	06/02/2021	MXN	11,900	3	(2)
MSS	Brazil Interbank Deposit Rate	Paying	8.64%	01/02/2017	BRL	3,200	(4)	(87)
MSS	Brazil Interbank Deposit Rate	Paying	9.14%	01/02/2017	BRL	4,000	13	(116)
MSS	Mexican Interbank Rate	Paying	5.00%	06/11/2018	MXN	176,000	(285)	105
MSS	Mexican Interbank Rate	Paying	5.50%	09/02/2022	MXN	200	—	(1)
UBS	Brazil Interbank Deposit Rate	Paying	8.90%	01/02/2017	BRL	5,600	(10)	(145)
UBS	Brazil Interbank Deposit Rate	Paying	8.90%	01/02/2017	BRL	5,000	4	(143)
UBS	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	13,000	(2)	21

							$(480)	$(74)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Notes to Schedules of Investments (in thousands)

December 31, 2013

Schedule of Interest Rate Swap Agreements

Centrally Cleared Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Paying/Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount[1]		Unrealized Appreciation/ (Depreciation)
JNL/BlackRock Global Allocation Fund
N/A	3-Month LIBOR	Paying	1.78%	09/27/2016		4,572	$19
N/A	3-Month LIBOR	Paying	1.46%	09/28/2016		4,500	4
N/A	3-Month LIBOR	Paying	1.05%	09/28/2016		1,398	(4)
N/A	3-Month LIBOR	Paying	1.26%	09/28/2016		1,750	(2)
N/A	3-Month LIBOR	Paying	3.91%	11/13/2019		28,560	(68)
N/A	3-Month LIBOR	Paying	3.92%	11/13/2019		28,580	(65)

							$(116)

JNL/Goldman Sachs Core Plus Bond Fund
N/A	3-Month Canada Bankers Acceptance	Paying	1.94%	07/24/2016	CAD	4,200	$26
N/A	3-Month Canada Bankers Acceptance	Paying	2.25%	03/19/2019	CAD	14,620	(134)
N/A	3-Month Canada Bankers Acceptance	Paying	3.00%	03/19/2024	CAD	4,850	(62)
N/A	3-Month Canada Bankers Acceptance	Receiving	3.25%	07/24/2024	CAD	800	6
N/A	3-Month LIBOR	Receiving	0.65%	09/26/2015		25,170	(27)
N/A	3-Month LIBOR	Paying	0.75%	03/19/2016		124,500	388
N/A	3-Month LIBOR	Receiving	0.97%	07/24/2016		5,000	(17)
N/A	3-Month LIBOR	Receiving	1.68%	11/25/2017		93,300	626
N/A	3-Month LIBOR	Receiving	1.69%	11/25/2017		2,700	23
N/A	3-Month LIBOR	Paying	2.00%	03/19/2019		1,730	(5)
N/A	3-Month LIBOR	Paying	3.56%	08/29/2019		3,600	28
N/A	3-Month LIBOR	Paying	2.92%	11/25/2020		111,300	(1,387)
N/A	3-Month LIBOR	Paying	2.94%	11/25/2020		3,200	(48)
N/A	3-Month LIBOR	Paying	2.75%	03/19/2021		3,900	(56)
N/A	3-Month LIBOR	Receiving	3.10%	08/27/2021		1,800	(25)
N/A	3-Month LIBOR	Receiving	3.13%	08/27/2021		1,800	(29)
N/A	3-Month LIBOR	Paying	4.25%	10/08/2023		26,480	(387)
N/A	3-Month LIBOR	Receiving	3.51%	11/25/2023		49,600	749
N/A	3-Month LIBOR	Receiving	3.53%	11/25/2023		1,400	25
N/A	3-Month LIBOR	Receiving	4.50%	12/19/2023		1,760	15
N/A	3-Month LIBOR	Receiving	3.25%	03/19/2024		2,010	28
N/A	3-Month LIBOR	Paying	3.10%	07/24/2024		1,100	(12)
N/A	3-Month LIBOR	Receiving	3.50%	03/19/2029		39,500	802
N/A	3-Month LIBOR	Receiving	3.75%	03/19/2044		970	41
N/A	3-Month New Zealand Bank Bill Forward Rate Agreement	Paying	4.25%	12/15/2015	NZD	17,300	7
N/A	3-Month New Zealand Bank Bill Forward Rate Agreement	Paying	4.75%	03/19/2019	NZD	1,870	(2)
N/A	3-Month New Zealand Bank Bill Forward Rate Agreement	Paying	5.75%	12/19/2023	NZD	13,170	(28)
N/A	3-Month New Zealand Bank Bill Forward Rate Agreement	Receiving	5.25%	03/19/2024	NZD	1,290	10
N/A	6-Month Australian Bank Bill Short Term Rate	Paying	3.20%	09/05/2015	AUD	41,900	103
N/A	6-Month Australian Bank Bill Short Term Rate	Receiving	4.00%	03/19/2019	AUD	1,470	—
N/A	6-Month Australian Bank Bill Short Term Rate	Paying	5.50%	12/19/2023	AUD	5,270	(14)
N/A	6-Month Australian Bank Bill Short Term Rate	Paying	4.75%	03/19/2024	AUD	70	1
N/A	6-Month EURIBOR	Paying	0.75%	09/26/2015	EUR	22,720	36
N/A	6-Month EURIBOR	Paying	1.25%	03/19/2019	EUR	10,330	(84)
N/A	6-Month EURIBOR	Receiving	3.25%	12/19/2023	EUR	5,910	36
N/A	6-Month EURIBOR	Paying	2.25%	03/19/2024	EUR	2,030	(10)
N/A	6-Month Norwegian Interbank Offered Rate	Receiving	2.00%	06/30/2015	NOK	46,530	(3)
N/A	6-Month Poland Warsaw Interbank Rate	Receiving	3.84%	12/10/2018	PLN	2,175	(5)
N/A	6-Month Poland Warsaw Interbank Rate	Receiving	3.82%	12/10/2018	PLN	2,350	(4)
N/A	6-Month Poland Warsaw Interbank Rate	Receiving	3.82%	12/10/2018	PLN	2,350	(4)
N/A	6-Month Poland Warsaw Interbank Rate	Receiving	4.16%	11/28/2023	PLN	3,860	5
N/A	6-Month Poland Warsaw Interbank Rate	Receiving	4.32%	12/09/2023	PLN	1,220	(3)
N/A	6-Month Poland Warsaw Interbank Rate	Receiving	4.29%	12/11/2023	PLN	1,680	(3)
N/A	British Bankers’ Association Swiss Franc LIBOR	Paying	2.50%	12/19/2023	CHF	3,870	—
N/A	British Bankers’ Association Yen LIBOR	Paying	0.61%	04/24/2020	JPY	1,370,290	(8)
N/A	British Bankers’ Association Yen LIBOR	Receiving	1.25%	12/20/2022	JPY	1,897,665	154
N/A	British Bankers’ Association Yen LIBOR	Receiving	1.25%	10/08/2023	JPY	4,038,760	398
N/A	British Bankers’ Association Yen LIBOR	Paying	0.75%	03/19/2024	JPY	247,910	(18)
N/A	British Bankers’ Association Yen LIBOR	Receiving	1.03%	04/24/2025	JPY	2,191,980	273
N/A	British Bankers’ Association Yen LIBOR	Receiving	1.65%	05/09/2025	JPY	3,158,000	(193)
N/A	British Bankers’ Association Yen LIBOR	Paying	1.88%	05/09/2027	JPY	1,937,000	201
N/A	British Bankers’ Association Yen LIBOR	Paying	1.48%	04/24/2030	JPY	1,126,210	(183)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Notes to Schedules of Investments (in thousands)

December 31, 2013

Schedule of Interest Rate Swap Agreements

Centrally Cleared Interest Rate Swap Agreements (continued)

Counterparty	Floating Rate Index	Paying/Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount[1]		Unrealized Appreciation/ (Depreciation)
JNL/Goldman Sachs Core Plus Bond Fund (continued)
N/A	London-Interbank Offered Rate	Paying	1.65%	06/25/2016	GBP	3,760	$(25)
N/A	London-Interbank Offered Rate	Receiving	1.32%	11/25/2016	GBP	15,470	208
N/A	London-Interbank Offered Rate	Receiving	2.12%	08/24/2017	GBP	25,590	290
N/A	London-Interbank Offered Rate	Receiving	2.00%	03/19/2019	GBP	2,160	44
N/A	London-Interbank Offered Rate	Paying	2.96%	08/24/2020	GBP	24,600	(564)
N/A	London-Interbank Offered Rate	Paying	2.70%	11/25/2021	GBP	21,610	(736)
N/A	London-Interbank Offered Rate	Receiving	2.75%	03/19/2024	GBP	2,880	65
N/A	London-Interbank Offered Rate	Receiving	3.08%	11/25/2024	GBP	13,870	487
N/A	London-Interbank Offered Rate	Receiving	3.55%	08/24/2025	GBP	8,680	248
N/A	London-Interbank Offered Rate	Receiving	3.50%	03/19/2044	GBP	3,270	16
N/A	Sterling Overnight Index Average Rate	Receiving	2.55%	03/07/2025	GBP	8,900	336
N/A	Stockholm Interbank Offered Rate	Receiving	1.50%	03/19/2016	SEK	257,270	(15)
N/A	Stockholm Interbank Offered Rate	Receiving	2.00%	03/19/2019	SEK	64,190	77
N/A	Stockholm Interbank Offered Rate	Paying	2.75%	03/19/2024	SEK	680	(2)

							$1,659

JNL/Goldman Sachs Emerging Markets Debt Fund
N/A	3-Month LIBOR	Paying	2.00%	03/19/2019		77,300	$(2,917)
N/A	3-Month LIBOR	Receiving	3.25%	03/19/2024		16,700	(84)
N/A	3-Month LIBOR	Receiving	3.50%	03/19/2029		14,390	211
N/A	3-Month South African Johannesburg Interbank Rate	Paying	6.15%	12/18/2015	ZAR	112,000	5
N/A	3-Month South African Johannesburg Interbank Rate	Paying	6.11%	12/19/2015	ZAR	142,010	(7)
N/A	3-Month South African Johannesburg Interbank Rate	Paying	8.51%	08/20/2023	ZAR	23,910	55
N/A	3-Month South African Johannesburg Interbank Rate	Paying	8.52%	08/21/2023	ZAR	10,200	24

							$(2,713)

JNL/PIMCO Real Return Fund
N/A	3-Month LIBOR	Receiving	2.75%	06/19/2043		68,100	$10,793
N/A	3-Month LIBOR	Receiving	3.50%	12/18/2043		56,800	1,791
N/A	British Bankers’ Association Yen LIBOR	Receiving	1.00%	09/18/2023	JPY	3,940,000	(109)

							$12,475

JNL/PIMCO Total Return Bond Fund
N/A	3-Month LIBOR	Paying	1.50%	03/18/2016		1,546,900	$(461)
N/A	3-Month LIBOR	Paying	1.50%	12/16/2016		326,000	(685)
N/A	3-Month LIBOR	Paying	3.00%	09/21/2017		518,200	(670)
N/A	3-Month LIBOR	Receiving	2.75%	06/19/2043		274,200	40,811
N/A	3-Month LIBOR	Receiving	3.50%	12/18/2043		14,600	593
N/A	British Bankers’ Association Yen LIBOR	Receiving	1.00%	09/18/2023	JPY	14,260,000	(933)
N/A	Federal Funds Effective Rate	Paying	1.00%	10/15/2017		183,100	(2,311)

							$36,344

1Notional amount is stated in USD unless otherwise noted.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Notes to Schedules of Investments (in thousands)

December 31, 2013

Schedule of Credit Default Swap Agreements

Over the Counter Credit Default Swap Agreements

Counterparty	Reference Obligation	Implied Credit Spread[4]	Fixed Received/ Pay Rate[7]	Expiration Date	Notional Amount[1,6]	Value[5]	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
JNL/Goldman Sachs Core Plus Bond Fund
Credit default swap agreements - purchase protection[2]
BOA	CDX.NA.IG-16	N/A	1.00%	06/20/2014	$4,225	$(19)	$(49)	$28
DUB	CDX.NA.IG-16	N/A	1.00%	06/20/2014	18,900	(87)	(233)	140
JPM	CDX.NA.IG-16	N/A	1.00%	06/20/2014	26,100	(120)	(338)	210
JPM	CDX.NA.IG-16	N/A	1.00%	06/20/2014	24,700	(113)	(314)	192

					$73,925	$(339)	$(934)	$570

Credit default swap agreements - sell protection[3]
BOA	CDX.NA.IG-16	N/A	1.00%	06/20/2016	$(13,850)	$267	$31	$241
DUB	CDX.NA.IG-16	N/A	1.00%	06/20/2016	(9,800)	189	40	153
JPM	CDX.NA.IG-16	N/A	1.00%	06/20/2016	(16,500)	319	75	248
BOA	CMBX.NA.AAA.4	N/A	0.35%	02/17/2051	(10,000)	(156)	(273)	117

					$(50,150)	$619	$(127)	$759

JNL/Neuberger Berman Strategic Income Fund
Credit default swap agreements - sell protection[3]
BOA	CDX.NA.HY-18	N/A	5.00%	06/20/2017	$(495)	$48	$(18)	$67
BOA	CDX.NA.HY-18	N/A	5.00%	06/20/2017	(495)	48	(9)	58
MSC	CDX.NA.HY-18	N/A	5.00%	06/20/2017	(1,223)	118	(35)	156
MSC	CDX.NA.HY-18	N/A	5.00%	06/20/2017	(327)	32	(16)	48
MSC	CDX.NA.HY-18	N/A	5.00%	06/20/2017	(346)	34	(23)	57
BOA	CDX.NA.HY-19	N/A	5.00%	12/20/2017	(1,200)	120	(25)	146

					$(4,086)	$400	$(126)	$532

JNL/PIMCO Real Return Fund
Credit default swap agreements - purchase protection[2]
CIT	GATX Corp., 5.80%, 03/01/2016	N/A	1.07%	03/20/2016	$1,000	$(19)	$—	$(20)
DUB	Kinder Morgan Inc., 6.50%, 09/01/2012	N/A	1.00%	03/20/2016	2,000	(20)	90	(111)
MSC	Kinder Morgan Inc., 6.50%, 09/01/2012	N/A	1.00%	03/20/2016	3,000	(30)	139	(170)
DUB	Marsh & McLennan Companies Inc., 5.75%, 09/15/2015	N/A	0.60%	09/20/2015	1,000	(9)	—	(8)
JPM	Pearson Plc, 5.70%, 06/01/2014	N/A	0.83%	06/20/2014	1,000	(4)	—	(4)

					$8,000	$(82)	$229	$(313)

JNL/PIMCO Total Return Bond Fund
Credit default swap agreements - sell protection[3]
DUB	Berkshire Hathaway Inc., 1.90%, 01/31/2017	0.36%	1.00%	09/20/2016	$(2,000)	$35	$32	$4
DUB	CDX.EM-12	N/A	5.00%	12/20/2014	(1,500)	32	167	(133)
BBP	CDX.EM-13	N/A	5.00%	06/20/2015	(3,500)	102	213	(105)
DUB	CDX.EM-13	N/A	5.00%	06/20/2015	(12,100)	354	1,612	(1,238)
MSC	CDX.EM-13	N/A	5.00%	06/20/2015	(4,100)	120	486	(360)
GSI	CDX.NA.IG-9 30-100%	N/A	0.55%	12/20/2017	(1,447)	24	—	24
BOA	Citigroup Inc., 6.13%, 05/15/2018	0.39%	1.00%	09/20/2016	(2,400)	40	29	12
MSS	CMBX.NA.AAA.4	N/A	0.35%	02/17/2051	(6,405)	(100)	(168)	69
BOA	CMBX.NA.AAA.6	N/A	0.50%	05/11/2063	(2,700)	(68)	(117)	49
DUB	Export-Import Bank China, 4.88%, 07/21/2015	0.58%	1.00%	06/20/2017	(200)	3	(8)	11
CIT	Federated Republic of Brazil, 12.25%, 03/06/2030	1.05%	1.00%	03/20/2016	(15,500)	(17)	(37)	25
CIT	Federated Republic of Brazil, 12.25%, 03/06/2030	1.17%	1.00%	06/20/2016	(4,900)	(20)	(2)	(16)
DUB	Federated Republic of Brazil, 12.25%, 03/06/2030	0.78%	1.00%	06/20/2015	(2,000)	7	(21)	28
DUB	Federated Republic of Brazil, 12.25%, 03/06/2030	0.78%	1.00%	06/20/2015	(500)	2	(4)	6
DUB	Federated Republic of Brazil, 12.25%, 03/06/2030	1.05%	1.00%	03/20/2016	(9,100)	(10)	(22)	15
DUB	Federated Republic of Brazil, 12.25%, 03/06/2030	1.17%	1.00%	06/20/2016	(4,000)	(16)	(4)	(10)
JPM	Federated Republic of Brazil, 12.25%, 03/06/2030	0.89%	1.00%	09/20/2015	(2,000)	4	(17)	21
JPM	Federated Republic of Brazil, 12.25%, 03/06/2030	1.26%	1.00%	09/20/2016	(1,500)	(11)	(7)	(3)
MLP	Federated Republic of Brazil, 12.25%, 03/06/2030	1.09%	1.95%	04/20/2016	(100)	2	—	2
MSC	Federated Republic of Brazil, 12.25%, 03/06/2030	0.78%	1.00%	06/20/2015	(600)	2	(5)	8
UBS	Federated Republic of Brazil, 12.25%, 03/06/2030	0.89%	1.00%	09/20/2015	(1,000)	2	(7)	9
BBP	General Electric Capital Corp., 5.63%, 09/15/2017	0.38%	1.00%	09/20/2016	(3,900)	65	43	23
BOA	General Electric Capital Corp., 5.63%, 09/15/2017	0.30%	1.00%	12/20/2015	(2,400)	33	(42)	76
BOA	General Electric Capital Corp., 5.63%, 09/15/2017	0.30%	1.00%	12/20/2015	(2,400)	33	(43)	77
DUB	General Electric Capital Corp., 5.63%, 09/15/2017	0.28%	1.00%	09/20/2015	(2,300)	29	29	1
DUB	General Electric Capital Corp., 5.63%, 09/15/2017	0.31%	1.00%	03/20/2016	(100)	1	(6)	8
MSC	General Electric Capital Corp., 5.63%, 09/15/2017	0.35%	1.00%	06/20/2016	(100)	2	—	2

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Notes to Schedules of Investments (in thousands)

December 31, 2013

Schedule of Credit Default Swap Agreements

Over the Counter Credit Default Swap Agreements (continued)

Counterparty	Reference Obligation	Implied Credit Spread[4]	Fixed Received/ Pay Rate[7]	Expiration Date	Notional Amount[1,6]	Value[5]	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
JNL/PIMCO Total Return Bond Fund (continued)
Credit default swap agreements - sell protection[3] (continued)
DUB	JPMorgan Chase & Co., 4.75%, 03/01/2015	0.40%	1.00%	09/20/2016	$(3,900)	$64	$51	$15
BOA	People’s Republic of China, 4.75%, 10/29/2013	0.21%	1.00%	06/20/2015	(1,000)	12	18	(6)
BOA	People’s Republic of China, 4.75%, 10/29/2013	0.21%	1.00%	06/20/2015	(2,800)	33	49	(15)
BOA	Republic of Indonesia, 7.25%, 04/20/2015	1.33%	1.00%	09/20/2016	(2,600)	(23)	(37)	14
DUB	Republic of Indonesia, 6.75%, 03/10/2014	0.93%	1.00%	09/20/2015	(500)	1	(11)	12
MSC	Republic of Indonesia, 7.25%, 04/20/2015	1.33%	1.00%	09/20/2016	(11,800)	(105)	(761)	660
UBS	Republic of Indonesia, 7.25%, 04/20/2015	1.33%	1.00%	09/20/2016	(1,000)	(9)	(15)	6
BNP	U.S. Treasury Bond, 4.88%, 08/15/2016	0.30%	0.25%	03/20/2016	(9,080)	(9)	(87)	79
UBS	U.S. Treasury Bond, 4.88%, 08/15/2016	0.32%	0.25%	09/20/2015	(15,270)	(17)	(161)	145
BBP	United Mexican States, 5.95%, 03/19/2019	0.72%	1.00%	03/20/2018	(14,000)	162	34	133
BNP	United Mexican States, 5.95%, 03/19/2019	0.63%	1.00%	09/20/2017	(400)	5	(9)	14
BOA	United Mexican States, 7.50%, 04/08/2033	0.32%	1.00%	09/20/2015	(700)	8	(1)	9
BOA	United Mexican States, 5.95%, 03/19/2019	0.88%	1.00%	12/20/2018	(1,700)	10	(3)	14
CIT	United Mexican States, 7.50%, 04/08/2033	0.32%	1.00%	09/20/2015	(700)	8	(9)	17
CIT	United Mexican States, 5.95%, 03/19/2019	0.88%	1.00%	12/20/2018	(400)	2	(1)	3
DUB	United Mexican States, 7.50%, 04/08/2033	0.24%	1.00%	03/20/2015	(3,600)	33	(78)	113
DUB	United Mexican States, 7.50%, 04/08/2033	0.36%	1.00%	03/20/2016	(24,200)	345	(93)	446
DUB	United Mexican States, 5.95%, 03/19/2019	0.63%	1.00%	09/20/2017	(3,200)	43	(43)	87
JPM	United Mexican States, 7.50%, 04/08/2033	0.36%	0.92%	03/20/2016	(500)	6	—	8
JPM	United Mexican States, 7.50%, 04/08/2033	0.46%	1.00%	09/20/2016	(900)	13	5	8
JPM	United Mexican States, 5.95%, 03/19/2019	0.88%	1.00%	12/20/2018	(400)	2	(1)	3
MSC	United Mexican States, 5.95%, 03/19/2019	0.63%	1.00%	09/20/2017	(2,600)	35	(36)	71

					$(190,002)	$1,269	$912	$441

JNL/WMC Balanced Fund
Credit default swap agreements - sell protection[3]
MSC	CMBX.NA.AAA.6	N/A	0.50%	05/11/2063	$(1,155)	$(29)	$(56)	$26
MSC	CMBX.NA.AAA.6	N/A	0.50%	05/11/2063	(4,800)	(122)	(187)	66
MSC	CMBX.NA.AAA.6	N/A	0.50%	05/11/2063	(665)	(17)	(29)	12
MSC	CMBX.NA.AAA.6	N/A	0.50%	05/11/2063	(670)	(17)	(29)	13

					$(7,290)	$(185)	$(301)	$117

Centrally Cleared Credit Default Swap Agreements

Counterparty	Reference Obligation	Implied Credit Spread[4]	Fixed Received/ Pay Rate[7]	Expiration Date	Notional Amount[1,6]	Value[5]		Unrealized Appreciation/ (Depreciation)
JNL/BlackRock Global Allocation Fund
Credit default swap agreement - purchase protection[2]
N/A	CDX.NA.HY-21	N/A	5.00%	12/20/2018	$15,475	$	(1,318)	$(294)

Credit default swap agreement - sell protection[3]
N/A	CDX.NA.IG-21	N/A	1.00%	12/20/2018	$(2,898)	$	52	$21

1Notional amount is stated in USD.

2If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the referenced obligation agreement and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

3If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

4Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues and sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

5The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

6The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

7If the Fund is a buyer of protection, the Fund pays the fixed rate. If the Fund is a seller of protection, the Fund receives the fixed rate.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Notes to Schedules of Investments (in thousands)

December 31, 2013

Schedule of Over the Counter Total Return Swap Agreements

Counterparty	Reference Entity	Expiration Date	Notional Amount[1]		Unrealized Appreciation/ (Depreciation)
JNL/AQR Managed Futures Strategy Fund
Total return swap agreements – receiving return
BCL	* Brent Crude Oil Future	02/13/2014		560	$(7)
BCL	* NYSE Liffe Cocoa Future	03/17/2014	GBP	1,549	(72)
BCL	* Soybean Future	03/18/2014		11,850	(283)
BCL	* Soybean Meal Future	03/18/2014		1,729	(61)
BOA	* Euro-Bobl Future	03/10/2014	EUR	6,285	(86)
BOA	* Japanese Government Bond Future, 10-Year	03/20/2014	JPY	1,295,279	(51)
BOA	* Swiss Market Index Future	03/21/2014	CHF	3,480	191
BOA	* U.S. Treasury Note Future, 2-Year	04/03/2014		97,572	(195)
MSC	* Hang Seng China Enterprises Index Future	01/30/2014	HKD	12,276	23
MSC	* MSCI Taiwan Stock Index Future	01/29/2014		2,125	58
MSC	* SGX CNX Nifty Index Future	01/30/2014		13	—

					$(483)

Total return swap agreements – paying return
BCL	* CBT Wheat Future	03/18/2014		(20,418)	1,111
BCL	* Copper Future	03/31/2014		(81)	(4)
BCL	* Corn Future	03/18/2014		(2,522)	74
BCL	* Gold 100 Oz. Future	02/28/2014		(19,484)	1,089
BCL	* KCBT Wheat Future	03/31/2014		(4,806)	163
BCL	* Lean Hogs Future	02/19/2014		(241)	2
BCL	* LME Aluminum Future	03/19/2014		(6,161)	(165)
BCL	* NY Harbor ULSD Future	02/27/2014		(1,920)	(11)
BCL	* Platinum Future	04/30/2014		(6,754)	(252)
BCL	* RBOB Gasoline Future	02/27/2014		(231)	(3)
BCL	* Silver Future	03/31/2014		(11,179)	816
BCL	* Soybean Oil Future	03/25/2014		(1,331)	16
BCL	* WTI Crude Oil Future	02/28/2014		(1,953)	(16)

					$2,820

JNL/BlackRock Global Allocation Fund
Total return swap agreements – receiving return
BNP	* SGX Nikkei Stock Average Dividend Point Index Future	03/31/2016	JPY	117,920	$36
BNP	* SGX Nikkei Stock Average Dividend Point Index Future	03/31/2016	JPY	123,845	59
BNP	* SGX Nikkei Stock Average Dividend Point Index Future	03/31/2017	JPY	119,070	95
BNP	* SGX Nikkei Stock Average Dividend Point Index Future	03/31/2017	JPY	125,325	124
CIT	* KOSPI 200 Future	03/13/2014	KRW	10,763,049	121

					$435

Schedule of Over the Counter Non-Deliverable Bond Forward Contracts

Counterparty	Receiving Return of Reference Obligation	Expiration Date	Notional Amount[1]		Unrealized Appreciation/ Depreciation
JNL/Goldman Sachs Emerging Markets Debt Fund
DUB	* Republic of Colombia Treasury Bond, 7.00%, 05/04/2022	01/14/2014	COP	1,722,000	$6
DUB	* Republic of Colombia Treasury Bond, 7.25%, 06/15/2016	01/14/2014	COP	9,463,085	(3)

					$3

1Notional amount is stated in USD unless otherwise noted.

* Swap agreement fair valued in good faith in accordance with procedures established by the Board. Fair valued securities may be classified as Level 2 or Level 3 for FASB ASC Topic 820 disclosures based on the applicable valuation inputs. See FASB ASC Topic 820 note in the Notes to the Schedules of Investments.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Notes to Schedules of Investments

December 31, 2013

Summary of Investments by Country (as a percentage of total long-term investments)* :

	JNL/BlackRock Global Allocation Fund	JNL/Capital Guardian Global Balanced Fund	JNL/Franklin Templeton Mutual Shares Fund	JNL/Ivy Asset Strategy Fund	JNL/Red Rocks Listed Private Equity Fund
Argentina	0.1%	0.3%	–%	–%	–%
Australia	2.0	0.9	–	–	–
Austria	–	0.2	–	–	–
Belgium	0.2	0.4	–	0.3	3.1
Bermuda	0.1	0.8	–	–	–
Brazil	2.2	1.2	0.4	–	–
Canada	2.1	1.6	0.9	–	5.4
Chile	0.2	0.2	–	–	–
China	0.8	2.4	–	1.5	–
Colombia	–	0.3	–	–	–
Cyprus	–	–	–	0.2	–
Denmark	0.1	0.5	1.4	–	3.7
Finland	0.1	1.1	–	–	–
France	4.3	2.2	1.3	1.3	12.9
Germany	5.1	4.7	1.3	2.4	5.1
Greece	–	0.8	–	–	–
Guernsey	–	–	–	–	5.8
Hong Kong	0.6	3.0	–	11.4	–
Hungary	–	0.1	–	–	–
India	0.2	0.7	–	–	–
Indonesia	0.1	0.1	–	–	–
Iraq	–	0.1	–	–	–
Ireland	0.5	1.1	–	0.3	–
Israel	–	0.2	1.7	–	–
Italy	1.4	0.7	0.7	0.5	1.3
Japan	9.9	9.2	–	15.1	–
Kazakhstan	0.1	–	–	–	–
Lithuania	–	0.1	–	–	–
Luxembourg	0.1	0.9	0.1	–	–
Macau	–	0.1	–	5.5	–
Malaysia	0.5	0.2	–	–	–
Mexico	0.3	2.0	–	–	–
Netherlands	2.2	3.3	3.5	2.6	–
Norway	0.3	0.4	–	–	2.3
Peru	–	0.1	–	–	–
Philippines	–	0.1	–	–	–
Poland	–	1.2	–	–	–
Portugal	0.1	–	–	–	–
Russian Federation	0.2	1.6	–	–	–
Singapore	0.8	0.8	–	–	–
Slovenia	–	0.1	–	–	–
South Africa	0.1	0.4	–	–	3.3
South Korea	1.2	2.2	1.4	1.8	–
Spain	0.4	2.2	–	–	–
Sweden	0.5	1.9	–	–	6.2
Switzerland	2.7	4.1	3.0	1.7	2.9
Taiwan	0.2	0.1	–	–	–
Thailand	0.1	0.2	–	–	–
Turkey	0.2	0.1	–	–	–
United Arab Emirates	0.4	0.2	–	–	–
United Kingdom	7.0	4.8	10.7	4.0	21.8
United States	52.6	40.0	73.6	51.4	26.2
Venezuela	–	0.1	–	–	–
Total Long-Term Investments	100.0%	100.0%	100.0%	100.0%	100.0%

*The Funds presented in the table are those who do not present the Schedules of Investments by country and whose strategies included investment in non-U.S. securities as deemed significant by the Funds’ Adviser.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2013

	JNL/AQR Managed Futures Strategy Fund(h)	JNL/BlackRock Commodity Securities Strategy Fund(h)	JNL/BlackRock Global Allocation Fund(h)	JNL/BlackRock Large Cap Select Growth Fund	JNL/Brookfield Global Infrastructure Fund	JNL/Capital Guardian Global Balanced Fund	JNL/Capital Guardian Global Diversified Research Fund
Assets
Investments - unaffiliated, at value (a) (d)	$321,790	$1,439,395	$2,707,586	$1,007,478	$661,969	$462,884	$403,990
Investments - affiliated, at value (b)	132,277	28,372	67,809	16,190	84,137	40,365	28,837

Total investments, at value (c)	454,067	1,467,767	2,775,395	1,023,668	746,106	503,249	432,827
Cash	–	46	75,879	–	–	7	10
Foreign currency (e)	2,121	104	1,319	–	37	4	17
Receivable for investments sold	–	–	1,948	10,053	1,147	5,848	231
Receivable for fund shares sold	546	932	3,003	1,046	1,121	112	114
Receivable from adviser	–	–	–	–	–	–	–
Receivable for dividends and interest	1	772	6,454	585	1,577	2,235	524
Receivable for variation margin on financial derivative instruments	1,139	–	8	–	–	–	–
Receivable for deposits with brokers and counterparties	25,343	–	9,815	–	–	–	–
Unrealized appreciation on forward foreign currency contracts	12,654	–	4,241	533	–	204	–
Unrealized appreciation on OTC swap agreements	3,543	–	435	–	–	–	–
OTC swap premiums paid	–	–	–	–	–	–	–
Other assets	–	–	–	–	–	–	–

Total assets	499,414	1,469,621	2,878,497	1,035,885	749,988	511,659	433,723

Liabilities
Cash overdraft	9,515	–	–	–	–	–	–
Payable for reverse repurchase agreements	–	–	–	–	–	–	–
Payable for advisory fees	379	755	1,630	513	436	264	251
Payable for administrative fees	81	183	341	82	82	61	52
Payable for 12b-1 fee (Class A)	29	87	163	60	40	29	25
Payable for investment securities purchased	–	–	47,647	13,183	6,057	7,453	1,310
Payable for fund shares redeemed	174	883	567	801	257	177	153
Payable for dividends on securities sold short	–	–	–	–	–	–	–
Payable for interest expense and brokerage charges	–	–	–	–	–	–	–
Payable for trustee fees	8	40	23	26	4	17	17
Payable for other expenses	–	3	13	2	1	4	7
Payable for variation margin on financial derivative instruments	1,930	–	517	–	–	–	–
Payable for deposits from counterparties	–	–	9,980	–	–	–	–
Investment in forward sales commitments, at value (f)	–	–	–	–	–	–	–
Options written, at value (g)	–	–	5,920	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	3,279	–	558	–	–	268	–
Unrealized depreciation on OTC swap agreements	1,206	–	362	–	–	–	–
OTC swap premiums received	–	–	–	–	–	–	–
Payable upon return of securities loaned	–	12,719	62,724	7,429	68,043	18,057	11,569

Total liabilities	16,601	14,670	130,445	22,096	74,920	26,330	13,384

Net assets	$482,813	$1,454,951	$2,748,052	$1,013,789	$675,068	$485,329	$420,339

Net assets consist of:
Paid-in capital	$443,231	$1,336,965	$2,395,430	$776,647	$553,046	$419,046	$340,236
Undistributed (excess of distributions over) net investment income (loss)	2,536	(674)	13,610	(514)	9,080	3,106	3,286
Accumulated net realized gain (loss)	14,426	(57,590)	70,106	84,146	35,038	(8,504)	(38,757)
Net unrealized appreciation (depreciation) on investments and foreign currency	22,620	176,250	268,906	153,510	77,904	71,681	115,574

	$482,813	$1,454,951	$2,748,052	$1,013,789	$675,068	$485,329	$420,339

Class A
Net assets	$482,706	$1,454,041	$2,747,805	$1,013,437	$674,917	$484,776	$419,923
Shares outstanding (no par value), unlimited shares authorized	46,861	130,296	222,570	36,564	45,634	42,902	13,567
Net asset value per share	$10.30	$11.16	$12.35	$27.72	$14.79	$11.30	$30.95

Class B
Net assets	$107	$910	$247	$352	$151	$553	$416
Shares outstanding (no par value), unlimited shares authorized	10	81	20	12	10	48	13
Net asset value per share	$10.32	$11.25	$12.41	$28.37	$14.84	$11.59	$31.26

(a) Investments - unaffiliated, at cost	$321,769	$1,263,144	$2,436,015	$854,501	$584,071	$391,167	$288,425
(b) Investments - affiliated, at cost	132,277	28,372	69,790	16,190	84,137	40,365	28,837

(c) Total investments, at cost	$454,046	$1,291,516	$2,505,805	$870,691	$668,208	$431,532	$317,262

(d) Including value of securities on loan	$–	$12,359	$61,322	$7,295	$65,275	$17,318	$11,130
(e) Foreign currency, at cost	2,122	104	1,329	–	37	4	17
(f) Proceeds from forward sales commitments	–	–	–	–	–	–	–
(g) Premiums from options written	–	–	4,483	–	–	–	–
(h) Consolidated Statement of Assets and Liabilities.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2013

	JNL/DFA U.S. Core Equity Fund	JNL/Eagle SmallCap Equity Fund	JNL/Eastspring Investments Asia ex-Japan Fund	JNL/Eastspring Investments China-India Fund	JNL/Franklin Templeton Global Growth Fund	JNL/Franklin Templeton Global Multisector Bond Fund	JNL/Franklin Templeton Income Fund
Assets
Investments - unaffiliated, at value (a) (d)	$494,973	$1,637,097	$132,462	$346,875	$966,179	$1,506,214	$2,104,565
Investments - affiliated, at value (b)	22,665	164,210	7,530	24,316	51,621	285,680	287,352

Total investments, at value (c)	517,638	1,801,307	139,992	371,191	1,017,800	1,791,894	2,391,917
Cash	8	–	–	–	–	4,430	241
Foreign currency (e)	–	–	101	688	61	31,581	6,051
Receivable for investments sold	3	7,488	392	–	13	–	3,514
Receivable for fund shares sold	589	721	199	232	592	980	3,082
Receivable from adviser	37	–	–	–	–	21	–
Receivable for dividends and interest	507	230	31	–	1,275	21,771	17,325
Receivable for variation margin on financial derivative instruments	–	–	–	–	–	–	–
Receivable for deposits with brokers and counterparties	–	–	–	–	–	7,349	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–	32,640	–
Unrealized appreciation on OTC swap agreements	–	–	–	–	–	39	–
OTC swap premiums paid	–	–	–	–	–	–	–
Other assets	–	–	–	–	–	–	–

Total assets	518,782	1,809,746	140,715	372,111	1,019,741	1,890,705	2,422,130

Liabilities
Cash overdraft	–	–	–	–	–	–	–
Payable for reverse repurchase agreements	–	–	–	–	–	–	–
Payable for advisory fees	242	899	102	269	536	1,069	1,138
Payable for administrative fees	41	134	17	60	122	220	182
Payable for 12b-1 fee (Class A)	30	97	8	21	59	105	131
Payable for investment securities purchased	–	10,972	307	–	72	–	–
Payable for fund shares redeemed	190	674	93	230	170	602	2,178
Payable for dividends on securities sold short	–	–	–	–	–	–	–
Payable for interest expense and brokerage charges	–	–	–	–	–	–	–
Payable for trustee fees	10	31	5	11	24	13	50
Payable for other expenses	1	2	5	4	7	10	6
Payable for variation margin on financial derivative instruments	–	–	–	–	–	–	–
Payable for deposits from counterparties	–	–	–	–	–	11,279	–
Investment in forward sales commitments, at value (f)	–	–	–	–	–	–	–
Options written, at value (g)	–	–	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	–	16,844	–
Unrealized depreciation on OTC swap agreements	–	–	–	–	–	603	–
OTC swap premiums received	–	–	–	–	–	–	–
Payable upon return of securities loaned	17,514	157,799	4,751	16,505	29,960	107,052	225,418

Total liabilities	18,028	170,608	5,288	17,100	30,950	137,797	229,103

Net assets	$500,754	$1,639,138	$135,427	$355,011	$988,791	$1,752,908	$2,193,027

Net assets consist of:
Paid-in capital	$384,446	$1,140,558	$141,920	$366,395	$771,417	$1,663,085	$1,977,469
Undistributed (excess of distributions over) net investment income (loss)	3,464	(1,556)	1,408	2,962	9,745	55,317	84,234
Accumulated net realized gain (loss)	7,404	115,937	(7,226)	(5,555)	7,815	1,177	(80,172)
Net unrealized appreciation (depreciation) on investments and foreign currency	105,440	384,199	(675)	(8,791)	199,814	33,329	211,496

	$500,754	$1,639,138	$135,427	$355,011	$988,791	$1,752,908	$2,193,027

Class A
Net assets	$500,412	$1,637,979	$135,262	$354,740	$988,313	$1,752,613	$2,192,366
Shares outstanding (no par value), unlimited shares authorized	47,473	56,316	17,895	49,673	84,685	146,178	186,891
Net asset value per share	$10.54	$29.09	$7.56	$7.14	$11.67	$11.99	$11.73

Class B
Net assets	$342	$1,159	$165	$271	$478	$295	$661
Shares outstanding (no par value), unlimited shares authorized	31	39	22	38	41	25	58
Net asset value per share	$11.05	$29.78	$7.58	$7.19	$11.71	$12.03	$11.30

(a) Investments - unaffiliated, at cost	$389,533	$1,252,898	$133,135	$355,666	$766,389	$1,488,191	$1,893,179
(b) Investments - affiliated, at cost	22,665	164,210	7,530	24,316	51,621	285,680	287,352

(c) Total investments, at cost	$412,198	$1,417,108	$140,665	$379,982	$818,010	$1,773,871	$2,180,531

(d) Including value of securities on loan	$17,129	$157,149	$4,392	$15,039	$29,383	$104,748	$220,807
(e) Foreign currency, at cost	–	–	101	688	61	31,607	5,973
(f) Proceeds from forward sales commitments	–	–	–	–	–	–	–
(g) Premiums from options written	–	–	–	–	–	–	–

JNL Series Trust Sub-Advised Funds

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2013

	JNL/Franklin Templeton International Small Cap Growth Fund	JNL/Franklin Templeton Mutual Shares Fund	JNL/Franklin Templeton Small Cap Value Fund	JNL/Goldman Sachs Core Plus Bond Fund	JNL/Goldman Sachs Emerging Markets Debt Fund	JNL/Goldman Sachs Mid Cap Value Fund	JNL/Goldman Sachs U.S. Equity Flex Fund
Assets
Investments - unaffiliated, at value (a) (d)	$421,423	$1,050,379	$926,266	$746,241	$732,055	$1,145,806	$231,330
Investments - affiliated, at value (b)	32,624	83,538	115,414	72,467	84,995	39,282	5,888

Total investments, at value (c)	454,047	1,133,917	1,041,680	818,708	817,050	1,185,088	237,218
Cash	–	60	–	270	3,359	66	–
Foreign currency (e)	509	356	–	21	3,290	–	–
Receivable for investments sold	4,629	326	1,210	48,058	–	6,778	–
Receivable for fund shares sold	627	666	1,474	243	674	668	97
Receivable from adviser	–	–	–	–	8	13	–
Receivable for dividends and interest	579	2,827	807	4,989	12,660	1,820	212
Receivable for variation margin on financial derivative instruments	–	–	–	977	596	–	–
Receivable for deposits with brokers and counterparties	–	–	–	2,967	5,194	–	–
Unrealized appreciation on forward foreign currency contracts	–	84	–	1,964	5,476	–	–
Unrealized appreciation on OTC swap agreements	–	–	–	1,606	2,501	–	–
OTC swap premiums paid	–	–	–	672	–	–	–
Other assets	–	–	–	–	–	–	–

Total assets	460,391	1,138,236	1,045,171	880,475	850,808	1,194,433	237,527

Liabilities
Cash overdraft	–	–	–	–	–	–	–
Payable for advisory fees	341	673	660	387	483	678	130
Payable for administrative fees	54	93	85	67	100	96	24
Payable for 12b-1 fee (Class A)	26	67	62	47	48	68	12
Payable for investment securities purchased	3,193	6	157	44,476	2,189	4,892	–
Payable for fund shares redeemed	1,072	476	893	324	574	413	108
Payable for dividends on securities sold short	–	–	–	–	–	–	58
Payable for interest expense and brokerage charges	–	–	–	–	–	–	35
Payable for trustee fees	8	28	17	45	23	26	5
Payable for other expenses	3	4	1	8	11	2	2
Payable for variation margin on financial derivative instruments	–	–	–	965	182	–	–
Payable for deposits from counterparties	–	–	–	–	780	–	–
Investment in forward sales commitments, at value (f)	–	–	–	17,099	–	–	–
Investment in securities sold short, at value (g)	–	–	–	–	–	–	39,043
Unrealized depreciation on forward foreign currency contracts	–	8,418	–	1,391	5,957	–	–
Unrealized depreciation on OTC swap agreements	–	–	–	532	6,180	–	–
OTC swap premiums received	–	–	–	2,317	–	–	–
Payable upon return of securities loaned	14,539	8,195	10,875	33,847	39,020	27,449	–

Total liabilities	19,236	17,960	12,750	101,505	55,547	33,624	39,417

Net assets	$441,155	$1,120,276	$1,032,421	$778,970	$795,261	$1,160,809	$198,110

Net assets consist of:
Paid-in capital	$326,811	$864,118	$664,577	$770,475	$848,068	$967,481	$140,112
Undistributed (excess of distributions over) net investment income	3,692	17,473	3,371	17,516	8,258	2,067	144
Accumulated net realized gain (loss)	21,081	23,277	95,321	(8,171)	8,473	23,541	25,097
Net unrealized appreciation (depreciation) on investments and foreign currency	89,571	215,408	269,152	(850)	(69,538)	167,720	32,757

	$441,155	$1,120,276	$1,032,421	$778,970	$795,261	$1,160,809	$198,110

Class A
Net assets	$440,868	$1,119,740	$1,031,865	$778,592	$795,092	$1,141,673	$197,907
Shares outstanding (no par value), unlimited shares authorized	39,448	95,556	62,124	68,067	69,401	94,728	17,240
Net asset value per share	$11.18	$11.72	$16.61	$11.44	$11.46	$12.05	$11.48

Class B
Net assets	$287	$536	$556	$378	$169	$19,136	$203
Shares outstanding (no par value), unlimited shares authorized	25	45	33	33	15	1,582	18
Net asset value per share	$11.26	$11.81	$16.60	$11.61	$11.55	$12.09	$11.56

(a) Investments - unaffiliated, at cost	$331,859	$826,654	$657,114	$750,811	$798,318	$978,086	$190,891
(b) Investments - affiliated, at cost	32,624	83,538	115,414	72,467	84,995	39,282	5,888

(c) Total investments, at cost	$364,483	$910,192	$772,528	$823,278	$883,313	$1,017,368	$196,779

(d) Including value of securities on loan	$13,817	$8,044	$10,633	$33,057	$38,057	$26,903	$–
(e) Foreign currency, at cost	504	353	–	21	3,279	–	–
(f) Proceeds from forward sales commitments	–	–	–	17,102	–	–	–
(g) Proceeds from securities sold short	–	–	–	–	–	–	31,360

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2013

	JNL/Invesco Global Real Estate Fund	JNL/Invesco International Growth Fund	JNL/Invesco Large Cap Growth Fund	JNL/Invesco Mid Cap Value Fund	JNL/Invesco Small Cap Growth Fund	JNL/Ivy Asset Strategy Fund(h)	JNL/JPMorgan International Value Fund
Assets
Investments - unaffiliated, at value (a) (d)	$1,509,563	$1,152,102	$1,002,105	$362,478	$700,556	$2,985,142	$663,579
Investments - affiliated, at value (b)	78,553	93,894	40,989	42,067	72,173	70,215	24,942

Total investments, at value (c)	1,588,116	1,245,996	1,043,094	404,545	772,729	3,055,357	688,521
Cash	25	122	–	–	–	22,304	–
Foreign currency (e)	300	2,184	–	–	–	–	510
Receivable for investments sold	1,165	3,259	917	341	–	1,046	–
Receivable for fund shares sold	1,391	1,048	681	143	2,424	2,715	652
Receivable from adviser	–	–	–	–	11	4	–
Receivable for dividends and interest	6,378	1,682	509	310	341	7,087	794
Receivable for variation margin on financial derivative instruments	–	–	–	–	–	273	–
Receivable for deposits with brokers and counterparties	–	–	–	–	–	7,673	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–	14,713	2,277
Unrealized appreciation on OTC swap agreements	–	–	–	–	–	–	–
OTC swap premiums paid	–	–	–	–	–	–	–
Other assets	–	–	–	–	–	–	–

Total assets	1,597,375	1,254,291	1,045,201	405,339	775,505	3,111,172	692,754

Liabilities
Cash overdraft	–	–	–	–	–	–	–
Payable for reverse repurchase agreements	–	–	–	–	–	–	–
Payable for advisory fees	906	633	545	219	490	2,115	361
Payable for administrative fees	194	151	83	32	60	375	84
Payable for 12b-1 fee (Class A)	92	73	60	23	43	180	40
Payable for investment securities purchased	4,461	2,655	13,719	1,566	–	5	–
Payable for fund shares redeemed	717	934	786	287	501	1,590	766
Payable for dividends on securities sold short	–	–	–	–	–	–	–
Payable for interest expense and brokerage charges	–	–	–	–	–	–	–
Payable for trustee fees	31	31	40	12	9	44	31
Payable for other expenses	5	20	2	1	2	43	21
Payable for variation margin on financial derivative instruments	–	–	–	–	–	–	–
Payable for deposits from counterparties	–	–	–	–	–	16,803	–
Investment in forward sales commitments, at value (f)	–	–	–	–	–	–	–
Options written, at value (g)	–	–	–	–	–	938	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	–	–	2,676
Unrealized depreciation on OTC swap agreements	–	–	–	–	–	–	–
OTC swap premiums received	–	–	–	–	–	–	–
Payable upon return of securities loaned	45,135	19,878	12,439	22,326	42,165	38,413	14,455

Total liabilities	51,541	24,375	27,674	24,466	43,270	60,506	18,434

Net assets	$1,545,834	$1,229,916	$1,017,527	$380,873	$732,235	$3,050,666	$674,320

Net assets consist of:
Paid-in capital	$1,414,775	$1,062,853	$593,572	$339,058	$526,281	$2,327,863	$762,412
Undistributed (excess of distributions over) net investment income (loss)	14,829	10,907	535	1,197	(7)	20,606	9,235
Accumulated net realized gain (loss)	52,621	(85,319)	193,139	11,886	31,149	144,275	(210,985)
Net unrealized appreciation (depreciation) on investments and foreign currency	63,609	241,475	230,281	28,732	174,812	557,922	113,658

	$1,545,834	$1,229,916	$1,017,527	$380,873	$732,235	$3,050,666	$674,320

Class A
Net assets	$1,544,958	$1,229,170	$1,016,287	$380,623	$731,601	$3,049,751	$673,512
Shares outstanding (no par value), unlimited shares authorized	157,102	95,835	60,878	24,962	37,347	201,820	80,608
Net asset value per share	$9.83	$12.83	$16.69	$15.25	$19.59	$15.11	$8.36

Class B
Net assets	$876	$746	$1,240	$250	$634	$915	$808
Shares outstanding (no par value), unlimited shares authorized	88	55	73	16	32	60	95
Net asset value per share	$9.94	$13.45	$16.88	$15.39	$20.05	$15.16	$8.54

(a) Investments - unaffiliated, at cost	$1,445,943	$910,632	$771,824	$333,746	$525,744	$2,449,901	$549,540
(b) Investments - affiliated, at cost	78,553	93,894	40,989	42,067	72,173	70,215	24,942

(c) Total investments, at cost	$1,524,496	$1,004,526	$812,813	$375,813	$597,917	$2,520,116	$574,482

(d) Including value of securities on loan	$43,372	$18,831	$12,310	$21,838	$41,268	$36,715	$13,763
(e) Foreign currency, at cost	301	2,227	–	–	–	–	511
(f) Proceeds from forward sales commitments	–	–	–	–	–	–	–
(g) Premiums from options written	–	–	–	–	–	1,698	–
(h) Consolidated Statement of Assets and Liabilities.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2013

	JNL/JPMorgan MidCap Growth Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund	JNL/Lazard Emerging Markets Fund	JNL/M&G Global Basics Fund	JNL/Mellon Capital Emerging Markets Index Fund	JNL/Mellon Capital European 30 Fund	JNL/Mellon Capital Pacific Rim 30 Fund
Assets
Investments - unaffiliated, at value (a) (d)	$1,246,395	$1,112,943	$1,512,324	$161,192	$717,488	$138,071	$153,324
Investments - affiliated, at value (b)	86,221	62,342	89,617	18,837	21,245	5,638	16,034

Total investments, at value (c)	1,332,616	1,175,285	1,601,941	180,029	738,733	143,709	169,358
Cash	7,702	19	–	–	–	–	–
Foreign currency (e)	–	–	875	3,043	873	25	2
Receivable for investments sold	–	50	1,764	41	–	–	481
Receivable for fund shares sold	1,711	301	1,074	162	1,212	939	605
Receivable from adviser	–	–	8	–	–	–	–
Receivable for dividends and interest	313	5,241	325	195	352	306	–
Receivable for variation margin on financial derivative instruments	–	–	–	–	25	–	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–	–	–
Unrealized appreciation on OTC swap agreements	–	–	–	–	–	–	–
OTC swap premiums paid	–	–	–	–	–	–	–
Other assets	–	–	–	–	–	–	–

Total assets	1,342,342	1,180,896	1,605,987	183,470	741,195	144,979	170,446

Liabilities
Cash overdraft	–	–	–	–	–	–	–
Payable for reverse repurchase agreements	–	–	–	–	–	–	–
Payable for advisory fees	672	393	1,110	120	231	35	41
Payable for administrative fees	104	101	193	22	90	22	26
Payable for 12b-1 fee (Class A)	77	71	91	10	43	8	9
Payable for investment securities purchased	893	–	2,519	–	3,795	1,657	1,062
Payable for fund shares redeemed	541	2,348	943	49	617	52	63
Payable for dividends on securities sold short	–	–	–	–	–	–	–
Payable for interest expense and brokerage charges	–	–	–	–	–	–	–
Payable for trustee fees	19	48	45	6	6	1	2
Payable for other expenses	2	3	8	12	41	–	–
Payable for variation margin on financial derivative instruments	–	–	–	–	–	–	–
Investment in forward sales commitments, at value (f)	–	–	–	–	–	–	–
Options written, at value (g)	–	–	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	–	–	–
Unrealized depreciation on OTC swap agreements	–	–	–	–	–	–	–
OTC swap premiums received	–	–	–	–	–	–	–
Payable upon return of securities loaned	51,646	8,674	77,680	13,177	15,670	3,965	15,295

Total liabilities	53,954	11,638	82,589	13,396	20,493	5,740	16,498

Net assets	$1,288,388	$1,169,258	$1,523,398	$170,074	$720,702	$139,239	$153,948

Net assets consist of:
Paid-in capital	$940,090	$1,108,898	$1,453,458	$155,677	$719,368	$124,936	$138,015
Undistributed (excess of distributions over) net investment income	330	38,002	24,294	2,232	8,219	2,014	3,391
Accumulated net realized gain (loss)	100,874	(3,098)	19,708	6,274	(11,948)	(2,040)	3,709
Net unrealized appreciation (depreciation) on investments and foreign currency	247,094	25,456	25,938	5,891	5,063	14,329	8,833

	$1,288,388	$1,169,258	$1,523,398	$170,074	$720,702	$139,239	$153,948

Class A
Net assets	$1,288,083	$1,168,654	$1,522,796	$170,021	$720,551	$139,057	$153,713
Shares outstanding (no par value), unlimited shares authorized	41,464	89,152	138,782	12,571	70,895	10,563	11,056
Net asset value per share	$31.06	$13.11	$10.97	$13.52	$10.16	$13.16	$13.90

Class B
Net assets	$305	$604	$602	$53	$151	$182	$235
Shares outstanding (no par value), unlimited shares authorized	10	44	55	4	15	14	17
Net asset value per share	$31.39	$13.71	$11.03	$13.57	$10.20	$13.25	$14.00

(a) Investments - unaffiliated, at cost	$999,301	$1,087,487	$1,486,376	$155,273	$712,473	$123,749	$144,491
(b) Investments - affiliated, at cost	86,221	62,342	89,617	18,837	21,245	5,638	16,034

(c) Total investments, at cost	$1,085,522	$1,149,829	$1,575,993	$174,110	$733,718	$129,387	$160,525

(d) Including value of securities on loan	$50,655	$8,470	$74,074	$12,486	$14,552	$3,754	$14,680
(e) Foreign currency, at cost	–	–	875	3,073	875	25	2
(f) Proceeds from forward sales commitments	–	–	–	–	–	–	–
(g) Premiums from options written	–	–	–	–	–	–	–

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2013

	JNL/Mellon Capital S&P 500 Index Fund	JNL/Mellon Capital S&P 400 MidCap Index Fund	JNL/Mellon Capital Small Cap Index Fund	JNL/Mellon Capital International Index Fund	JNL/Mellon Capital Bond Index Fund	JNL/Mellon Capital Global Alpha Fund	JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund
Assets
Investments - unaffiliated, at value (a) (d)	$3,007,519	$1,591,163	$1,799,265	$2,268,704	$1,553,963	$197,032	$147,221
Investments - affiliated, at value (b)	143,384	166,878	247,855	108,893	178,410	33,700	2,806

Total investments, at value (c)	3,150,903	1,758,041	2,047,120	2,377,597	1,732,373	230,732	150,027
Cash	–	–	93	–	1	–	–
Foreign currency (e)	–	–	–	1,294	–	5	–
Receivable for investments sold	–	–	–	–	43,869	–	–
Receivable for fund shares sold	2,978	1,279	964	910	873	99	180
Receivable from adviser	26	–	–	–	–	–	–
Receivable for dividends and interest	4,071	1,480	2,155	4,105	9,740	–	65
Receivable for variation margin on financial derivative instruments	283	163	222	11	–	394	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	223	–	2,440	–
Unrealized appreciation on OTC swap agreements	–	–	–	–	–	–	–
OTC swap premiums paid	–	–	–	–	–	–	–
Other assets	–	–	–	–	–	–	–

Total assets	3,158,261	1,760,963	2,050,554	2,384,140	1,786,856	233,670	150,272

Liabilities
Cash overdraft	2	–	–	–	–	–	–
Payable for reverse repurchase agreements	–	–	–	–	–	–	–
Payable for advisory fees	610	340	379	488	343	193	39
Payable for administrative fees	254	136	153	288	131	29	18
Payable for 12b-1 fee (Class A)	183	98	110	137	93	14	9
Payable for investment securities purchased	–	–	–	–	144,750	–	1,054
Payable for fund shares redeemed	2,059	1,075	1,599	1,418	561	69	214
Payable for dividends on securities sold short	–	–	–	–	63	–	–
Payable for interest expense and brokerage charges	–	–	–	–	–	–	–
Payable for trustee fees	82	35	59	54	55	10	1
Payable for other expenses	153	152	36	152	3	1	21
Payable for variation margin on financial derivative instruments	–	–	–	12	–	204	–
Investment in forward sales commitments, at value (f)	–	–	–	–	16,707	–	–
Options written, at value (g)	–	–	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	400	–	1,985	–
Unrealized depreciation on OTC swap agreements	–	–	–	–	–	–	–
OTC swap premiums received	–	–	–	–	–	–	–
Payable upon return of securities loaned	59,826	106,974	198,666	44,997	76,176	–	1,388

Total liabilities	63,169	108,810	201,002	47,946	238,882	2,505	2,744

Net assets	$3,095,092	$1,652,153	$1,849,552	$2,336,194	$1,547,974	$231,165	$147,528

Net assets consist of:
Paid-in capital	$2,333,389	$1,227,852	$1,500,378	$1,958,561	$1,540,913	$239,881	$109,624
Undistributed (excess of distributions over) net investment income	247	4,431	(762)	(1,433)	11,472	4,198	389
Accumulated net realized gain (loss)	(76,744)	6,870	(131,264)	(24,829)	(10,210)	(17,764)	16,973
Net unrealized appreciation (depreciation) on investments and foreign currency	838,200	413,000	481,200	403,895	5,799	4,850	20,542

	$3,095,092	$1,652,153	$1,849,552	$2,336,194	$1,547,974	$231,165	$147,528

Class A
Net assets	$3,067,267	$1,638,827	$1,829,922	$2,303,582	$1,543,416	$231,062	$147,338
Shares outstanding (no par value), unlimited shares authorized	200,165	88,322	108,583	158,801	132,849	22,979	10,408
Net asset value per share	$15.32	$18.56	$16.85	$14.51	$11.62	$10.06	$14.16

Class B
Net assets	$27,825	$13,326	$19,630	$32,612	$4,558	$103	$190
Shares outstanding (no par value), unlimited shares authorized	1,780	707	1,150	2,173	380	10	13
Net asset value per share	$15.63	$18.84	$17.06	$15.01	$11.99	$10.14	$14.20

(a) Investments - unaffiliated, at cost	$2,172,558	$1,179,791	$1,320,006	$1,871,999	$1,548,192	$197,323	$126,679
(b) Investments - affiliated, at cost	142,100	166,878	247,855	103,911	178,379	33,700	2,806

(c) Total investments, at cost	$2,314,658	$1,346,669	$1,567,861	$1,975,910	$1,726,571	$231,023	$129,485

(d) Including value of securities on loan	$58,421	$104,650	$193,194	$42,633	$74,518	$–	$1,339
(e) Foreign currency, at cost	–	–	–	1,293	–	5	–
(f) Proceeds from forward sales commitments	–	–	–	–	16,704	–	–
(g) Premiums from options written	–	–	–	–	–	–	–

JNL Series Trust Sub-Advised Funds

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2013

	JNL/Mellon Capital Utilities Sector Fund	JNL/Morgan Stanley Mid Cap Growth Fund	JNL/Neuberger Berman Strategic Income Fund	JNL/ Oppenheimer Global Growth Fund	JNL/PIMCO Real Return Fund	JNL/PIMCO Total Return Bond Fund	JNL/PPM America Floating Rate Income Fund
Assets
Investments - unaffiliated, at value (a) (d)	$3,232	$201,568	$574,604	$972,222	$3,716,044	$5,714,739	$1,539,543
Investments - affiliated, at value (b)	29	39,385	67,253	35,960	4,695	55,045	–

Total investments, at value (c)	3,261	240,953	641,857	1,008,182	3,720,739	5,769,784	1,539,543
Cash	–	18	105	–	573	14,025	8,377
Foreign currency (e)	–	71	1,184	–	1,722	3,029	–
Receivable for investments sold	–	268	9,190	–	5,716	1,172,861	66,834
Receivable for fund shares sold	7	438	408	497	796	2,530	3,154
Receivable from adviser	–	–	–	–	–	–	–
Receivable for dividends and interest	6	84	3,021	1,038	13,088	24,138	7,719
Receivable for variation margin on financial derivative instruments	–	–	274	–	1,514	3,347	34
Receivable for deposits with brokers and counterparties	–	–	2,558	–	17,609	13,712	313
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	7,427	1,772	–
Unrealized appreciation on OTC swap agreements	–	–	532	–	3,773	3,152	–
OTC swap premiums paid	–	–	–	–	1,592	2,857	–
Other assets	–	–	–	–	–	–	6

Total assets	3,274	241,832	659,129	1,009,717	3,774,549	7,011,207	1,625,980

Liabilities
Cash overdraft	–	–	–	–	–	–	–
Payable for reverse repurchase agreements	–	–	–	–	–	4,070	–
Payable for advisory fees	1	126	234	512	765	2,210	800
Payable for administrative fees	–	25	58	121	157	442	195
Payable for 12b-1 fee (Class A)	–	12	28	59	110	310	92
Payable for investment securities purchased	23	7,297	162,423	–	17,638	1,749,556	79,369
Payable for fund shares redeemed	3	364	394	733	2,107	4,247	2,382
Payable for treasury roll transactions	–	–	–	–	1,904,695	–	–
Payable for interest expense and brokerage charges	–	–	–	–	–	–	–
Payable for trustee fees	–	1	2	24	82	156	12
Payable for other expenses	1	1	1	8	11	15	22
Payable for variation margin on financial derivative instruments	–	–	61	–	191	2,794	–
Payable for deposits from counterparties	–	–	–	–	10,144	6,488	–
Investment in forward sales commitments, at value (f)	–	–	–	–	–	9,254	–
Options written, at value (g)	–	–	–	–	2,485	3,437	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	2,446	9,273	–
Unrealized depreciation on OTC swap agreements	–	–	–	–	7,391	2,785	–
OTC swap premiums received	–	–	126	–	184	2,425	–
Payable upon return of securities loaned	–	24,455	28,347	19,858	4,695	55,045	–

Total liabilities	28	32,281	191,674	21,315	1,953,101	1,852,507	82,872

Net assets	$3,246	$209,551	$467,455	$988,402	$1,821,448	$5,158,700	$1,543,108

Net assets consist of:
Paid-in capital	$3,357	$187,507	$462,522	$723,700	$2,101,824	$5,148,508	$1,494,349
Undistributed (excess of distributions over) net investment income (loss)	1	3	4,853	6,982	2,353	39,687	38,890
Accumulated net realized gain (loss)	(114)	1,949	(890)	16,963	(278,416)	(58,850)	2,488
Net unrealized appreciation (depreciation) on investments and foreign currency	2	20,092	970	240,757	(4,313)	29,355	7,381

	$3,246	$209,551	$467,455	$988,402	$1,821,448	$5,158,700	$1,543,108

Class A
Net assets	$3,246	$209,418	$467,334	$987,372	$1,820,680	$5,138,711	$1,543,108
Shares outstanding (no par value), unlimited shares authorized	346	15,952	44,522	69,241	178,446	407,613	141,504
Net asset value per share	$9.39	$13.13	$10.50	$14.26	$10.20	$12.61	$10.91

Class B
Net assets	n/a	$133	$121	$1,030	$768	$19,989	n/a
Shares outstanding (no par value), unlimited shares authorized	n/a	10	11	71	75	1,485	n/a
Net asset value per share	n/a	$13.16	$10.53	$14.45	$10.30	$13.46	n/a

(a) Investments - unaffiliated, at cost	$3,230	$181,476	$576,995	$731,489	$3,733,435	$5,698,467	$1,532,609
(b) Investments - affiliated, at cost	29	39,385	67,253	35,960	4,695	55,045	–

(c) Total investments, at cost	$3,259	$220,861	$644,248	$767,449	$3,738,130	$5,753,512	$1,532,609

(d) Including value of securities on loan	$–	$24,222	$27,744	$19,154	$4,583	$53,781	$–
(e) Foreign currency, at cost	–	71	1,208	–	1,744	3,055	–
(f) Proceeds from forward sales commitments	–	–	–	–	–	9,272	–
(g) Premiums from options written	–	–	–	–	4,432	2,812	–

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2013

	JNL/PPM America High Yield Bond Fund	JNL/PPM America Mid Cap Value Fund	JNL/PPM America Small Cap Value Fund	JNL/PPM America Value Equity Fund	JNL/Red Rocks Listed Private Equity Fund	JNL/S&P Competitive Advantage Fund	JNL/S&P Dividend Income & Growth Fund
Assets
Investments - unaffiliated, at value (a) (d)	$2,467,322	$317,553	$215,256	$179,895	$819,199	$1,715,635	$2,913,780
Investments - affiliated, at value (b)	382,299	8,829	20,068	926	6,357	51,175	44,570

Total investments, at value (c)	2,849,621	326,382	235,324	180,821	825,556	1,766,810	2,958,350
Cash	4,997	–	–	–	–	–	–
Foreign currency (e)	–	–	–	–	2,240	–	–
Receivable for investments sold	8,524	–	–	–	1,102	–	–
Receivable for fund shares sold	1,631	484	107	95	535	2,685	3,664
Receivable from adviser	–	–	–	–	–	–	–
Receivable for dividends and interest	39,181	333	169	295	1,198	533	4,644
Receivable for variation margin on financial derivative instruments	142	–	–	–	–	–	–
Receivable for deposits with brokers and counterparties	924	–	–	–	–	–	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–	–	–
Unrealized appreciation on OTC swap agreements	–	–	–	–	–	–	–
OTC swap premiums paid	–	–	–	–	–	–	–
Other assets	3	–	–	–	–	–	–

Total assets	2,905,023	327,199	235,600	181,211	830,631	1,770,028	2,966,658

Liabilities
Cash overdraft	–	–	–	–	–	–	–
Payable for reverse repurchase agreements	–	–	–	–	–	–	–
Payable for advisory fees	942	196	130	82	553	517	872
Payable for administrative fees	218	25	17	15	102	142	243
Payable for 12b-1 fee (Class A)	155	19	12	11	49	102	175
Payable for investment securities purchased	10,658	1,565	5,450	841	2,376	10,103	–
Payable for fund shares redeemed	1,744	272	149	415	669	1,251	2,141
Payable for dividends on securities sold short	–	–	–	–	–	–	–
Payable for interest expense and brokerage charges	–	–	–	–	–	–	–
Payable for trustee fees	50	4	3	8	19	20	45
Payable for other expenses	5	1	1	1	47	3	5
Payable for variation margin on financial derivative instruments	7	–	–	–	–	–	–
Investment in forward sales commitments, at value (f)	–	–	–	–	–	–	–
Options written, at value (g)	–	–	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	–	–	–
Unrealized depreciation on OTC swap agreements	–	–	–	–	–	–	–
OTC swap premiums received	–	–	–	–	–	–	–
Payable upon return of securities loaned	305,909	6,311	14,019	–	119	36,639	33,803

Total liabilities	319,688	8,393	19,781	1,373	3,934	48,777	37,284

Net assets	$2,585,335	$318,806	$215,819	$179,838	$826,697	$1,721,251	$2,929,374

Net assets consist of:
Paid-in capital	$2,483,571	$234,924	$179,177	$226,203	$565,650	$1,257,746	$2,484,397
Undistributed (excess of distributions over) net investment income (loss)	1,322	1,857	133	2,204	36,291	7,153	51,593
Accumulated net realized gain (loss)	7,275	13,042	(2,900)	(96,330)	(28,382)	232,570	160,198
Net unrealized appreciation (depreciation) on investments and foreign currency	93,167	68,983	39,409	47,761	253,138	223,782	233,186

	$2,585,335	$318,806	$215,819	$179,838	$826,697	$1,721,251	$2,929,374

Class A
Net assets	$2,573,016	$318,545	$198,874	$179,288	$826,147	$1,720,778	$2,928,292
Shares outstanding (no par value), unlimited shares authorized	358,176	21,343	15,896	9,979	67,911	102,321	205,684
Net asset value per share	$7.18	$14.93	$12.51	$17.97	$12.17	$16.82	$14.24

Class B
Net assets	$12,319	$261	$16,945	$550	$550	$473	$1,082
Shares outstanding (no par value), unlimited shares authorized	1,520	17	1,351	30	45	28	75
Net asset value per share	$8.10	$14.98	$12.54	$18.05	$12.26	$16.87	$14.36

(a) Investments - unaffiliated, at cost	$2,374,940	$248,570	$175,847	$132,134	$566,112	$1,491,853	$2,680,594
(b) Investments - affiliated, at cost	382,299	8,829	20,068	926	6,357	51,175	44,570

(c) Total investments, at cost	$2,757,239	$257,399	$195,915	$133,060	$572,469	$1,543,028	$2,725,164

(d) Including value of securities on loan	$299,636	$6,120	$13,670	$–	$115	$35,857	$32,748
(e) Foreign currency, at cost	–	–	–	–	2,230	–	–
(f) Proceeds from forward sales commitments	–	–	–	–	–	–	–
(g) Premiums from options written	–	–	–	–	–	–	–

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2013

	JNL/S&P Intrinsic Value Fund	JNL/S&P Total Yield Fund	JNL/T. Rowe Price Established Growth Fund	JNL/T. Rowe Price Mid-Cap Growth Fund	JNL/T. Rowe Price Short- Term Bond Fund	JNL/T. Rowe Price Value Fund	JNL/WMC Balanced Fund
Assets
Investments - unaffiliated, at value (a) (d)	$1,610,069	$1,165,022	$4,310,219	$2,438,589	$1,577,388	$2,417,004	$3,353,021
Investments - affiliated, at value (b)	48,054	59,583	138,500	223,951	80,487	80,839	288,929

Total investments, at value (c)	1,658,123	1,224,605	4,448,719	2,662,540	1,657,875	2,497,843	3,641,950
Cash	–	–	–	102	–	–	13
Foreign currency (e)	–	–	–	–	–	47	–
Receivable for investments sold	–	–	1,894	836	17	6,247	60,384
Receivable for fund shares sold	1,716	1,552	2,064	1,471	922	1,048	2,307
Receivable from adviser	–	–	–	–	–	15	–
Receivable for dividends and interest	2,366	1,733	1,281	832	7,843	2,662	7,554
Receivable for variation margin on financial derivative instruments	–	–	–	8	75	–	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–	–	–
Unrealized appreciation on OTC swap agreements	–	–	–	–	–	–	117
OTC swap premiums paid	–	–	–	–	–	–	–
Other assets	–	–	–	–	–	–	–

Total assets	1,662,205	1,227,890	4,453,958	2,665,789	1,666,732	2,507,862	3,712,325

Liabilities
Cash overdraft	–	–	–	–	4	–	–
Payable for reverse repurchase agreements	–	–	–	–	–	–	–
Payable for advisory fees	485	356	2,015	1,489	570	1,239	1,209
Payable for administrative fees	132	96	361	211	141	202	280
Payable for 12b-1 fee (Class A)	96	69	258	150	100	145	200
Payable for investment securities purchased	11,307	9,604	7,637	1,236	–	3,270	225,351
Payable for fund shares redeemed	898	600	1,779	1,211	1,183	977	1,825
Payable for dividends on securities sold short	–	–	–	–	–	–	–
Payable for interest expense and brokerage charges	–	–	–	–	–	–	–
Payable for trustee fees	20	15	86	64	44	58	67
Payable for other expenses	2	2	11	5	3	7	8
Payable for variation margin on financial derivative instruments	–	–	–	–	–	–	–
Investment in forward sales commitments, at value (f)	–	–	–	–	–	–	47,960
Options written, at value (g)	–	–	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	–	–	–
Unrealized depreciation on OTC swap agreements	–	–	–	–	–	–	–
OTC swap premiums received	–	–	–	–	–	–	301
Payable upon return of securities loaned	32,271	49,493	59,770	95,951	7,176	72,498	88,292

Total liabilities	45,211	60,235	71,917	100,317	9,221	78,396	365,493

Net assets	$1,616,994	$1,167,655	$4,382,041	$2,565,472	$1,657,511	$2,429,466	$3,346,832

Net assets consist of:
Paid-in capital	$1,186,038	$831,940	$2,917,647	$1,773,662	$1,666,960	$1,647,499	$2,643,208
Undistributed (excess of distributions over) net investment income (loss)	16,889	14,311	(75)	(3,787)	20,150	25,662	48,730
Accumulated net realized gain (loss)	238,858	230,604	5,203	25,350	(33,916)	167,424	120,786
Net unrealized appreciation (depreciation) on investments and foreign currency	175,209	90,800	1,459,266	770,247	4,317	588,881	534,108

	$1,616,994	$1,167,655	$4,382,041	$2,565,472	$1,657,511	$2,429,466	$3,346,832

Class A
Net assets	$1,616,263	$1,167,108	$4,323,901	$2,508,258	$1,657,217	$2,428,256	$3,345,428
Shares outstanding (no par value), unlimited shares authorized	103,643	77,914	129,714	66,946	166,783	150,520	158,774
Net asset value per share	$15.59	$14.98	$33.33	$37.47	$9.94	$16.13	$21.07

Class B
Net assets	$731	$547	$58,140	$57,214	$294	$1,210	$1,404
Shares outstanding (no par value), unlimited shares authorized	46	36	1,714	1,488	29	73	65
Net asset value per share	$15.79	$15.06	$33.91	$38.45	$10.03	$16.61	$21.56

(a) Investments - unaffiliated, at cost	$1,434,860	$1,074,222	$2,850,958	$1,668,422	$1,573,375	$1,828,123	$2,818,997
(b) Investments - affiliated, at cost	48,054	59,583	138,500	223,951	80,487	80,839	288,929

(c) Total investments, at cost	$1,482,914	$1,133,805	$2,989,458	$1,892,373	$1,653,862	$1,908,962	$3,107,926

(d) Including value of securities on loan	$31,078	$48,187	$58,677	$94,434	$7,016	$71,113	$86,381
(e) Foreign currency, at cost	–	–	–	–	–	47	–
(f) Proceeds from forward sales commitments	–	–	–	–	–	–	47,928
(g) Premiums from options written	–	–	–	–	–	–	–

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2013

	JNL/WMC Money Market Fund	JNL/WMC Value Fund
Assets
Investments - unaffiliated, at value (a) (d)	$1,015,360	$1,699,006
Investments - affiliated, at value (b)	–	53,314
Repurchase Agreements	311,800	–

Total investments, at value (c)	1,327,160	1,752,320
Cash	–	–
Foreign currency (e)	–	–
Receivable for investments sold	10,386	4,411
Receivable for fund shares sold	2,726	818
Receivable from adviser	451	–
Receivable for dividends and interest	1,310	2,277
Receivable for variation margin on financial derivative instruments	–	–
Unrealized appreciation on forward foreign currency contracts	–	–
Unrealized appreciation on OTC swap agreements	–	–
OTC swap premiums paid	–	–
Other assets	1	–

Total assets	1,342,034	1,759,826

Liabilities
Cash overdraft	–	–
Payable for reverse repurchase agreements	–	–
Payable for advisory fees	304	683
Payable for administrative fees	117	144
Payable for 12b-1 fee (Class A)	80	103
Payable for investment securities purchased	–	8,730
Payable for fund shares redeemed	4,733	878
Payable for dividends on securities sold short	–	–
Payable for interest expense and brokerage charges	–	–
Payable for trustee fees	55	51
Payable for other expenses	3	3
Payable for variation margin on financial derivative instruments	–	–
Investment in forward sales commitments, at value (f)	–	–
Options written, at value (g)	–	–
Unrealized depreciation on forward foreign currency contracts	–	–
Unrealized depreciation on OTC swap agreements	–	–
OTC swap premiums received	–	–
Payable upon return of securities loaned	–	3,938

Total liabilities	5,292	14,530

Net assets	$1,336,742	$1,745,296

Net assets consist of:
Paid-in capital	$1,336,772	$1,235,826
Undistributed (excess of distributions over) net investment income (loss)	(45)	16,505
Accumulated net realized gain (loss)	15	10,600
Net unrealized appreciation (depreciation) on investments and foreign currency	–	482,365

	$1,336,742	$1,745,296

Class A
Net assets	$1,328,987	$1,717,996
Shares outstanding (no par value), unlimited shares authorized	1,329,013	74,675
Net asset value per share	$1.00	$23.01

Class B
Net assets	$7,755	$27,300
Shares outstanding (no par value), unlimited shares authorized	7,756	1,165
Net asset value per share	$1.00	$23.44

(a) Investments - unaffiliated, at cost	$1,327,160	$1,216,649
(b) Investments - affiliated, at cost	–	53,314

(c) Total investments, at cost	$1,327,160	$1,269,963

(d) Including value of securities on loan	$–	$3,880
(e) Foreign currency, at cost	–	–
(f) Proceeds from forward sales commitments	–	–
(g) Premiums from options written	–	–

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Statements of Operations (in thousands)

For the Year Ended December 31, 2013

	JNL/AQR Managed Futures Strategy Fund(c)	JNL/BlackRock Commodity Securities Strategy Fund(c)	JNL/BlackRock Global Allocation Fund(c)	JNL/BlackRock Large Cap Select Growth Fund	JNL/Brookfield Global Infrastructure Fund	JNL/Capital Guardian Global Balanced Fund	JNL/Capital Guardian Global Diversified Research Fund
Investment income
Dividends (a)	$25	$15,973	$27,971	$4,372	$13,474	$6,102	$7,448
Foreign taxes withheld	–	(232)	(779)	(7)	(437)	(290)	(263)
Interest	121	384	11,999	–	–	3,903	3
Securities lending (a)	–	192	591	101	358	179	191

Total investment income	146	16,317	39,782	4,466	13,395	9,894	7,379

Expenses
Advisory fees	4,962	9,195	15,584	4,021	3,725	2,917	2,725
Administrative fees	1,048	2,224	3,233	620	698	673	568
12b-1 fees (Class A)	1,049	2,963	4,309	1,240	931	896	756
Licensing fees	–	–	–	–	–	–	–
Legal fees	2	21	38	3	2	2	2
Trustee fees	8	22	29	8	6	6	5
Dividends on securities sold short	–	–	12	–	–	–	–
Short holdings borrowing fees	–	–	10	–	–	–	–
Other net expenses (b)	5	20	46	(2)	5	24	7

Total expenses	7,074	14,445	23,261	5,890	5,367	4,518	4,063

Expense waiver	–	–	–	–	–	–	–

Net expenses	7,074	14,445	23,261	5,890	5,367	4,518	4,063

Net investment income (loss)	(6,928)	1,872	16,521	(1,424)	8,028	5,376	3,316

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	–	(12,482)	54,717	86,126	35,505	26,022	16,510
Affiliated investments	–	–	–	–	–	–	–
Swap agreements	(6,828)	–	(2,073)	–	–	–	–
Foreign currency related items	28,924	(44)	8,155	(1)	(174)	334	(18)
Futures contracts	15,698	–	9,519	–	–	–	–
Written option contracts	–	–	5,973	–	–	–	–
Investment securities sold short	–	–	(778)	–	–	–	–
Brokerage commissions recaptured	–	–	–	10	111	7	14
Net change in unrealized appreciation (depreciation) on:
Investments	23	146,846	198,876	133,089	55,999	33,059	59,137
OTC swap agreements	2,305	–	(58)	–	–	–	–
Foreign currency related items	(4,907)	–	3,011	533	14	15	7
Futures contracts and centrally cleared swap agreements	8,932	–	(3,519)	–	–	–	–
Written option contracts	–	–	(2,233)	–	–	–	–
Investment securities sold short	–	–	–	–	–	–	–

Net realized and unrealized gain (loss)	44,147	134,320	271,590	219,757	91,455	59,437	75,650

Net increase (decrease) in net assets from operations	$37,219	$136,192	$288,111	$218,333	$99,483	$64,813	$78,966

(a) Income from affiliated investments	$25	$193	$591	$102	$359	$181	$192
(b) Includes professional tax fees. See Note 2 in the Notes to Financial Statements.	–	–	–	(9)	–	–	(7)
(c)	Consolidated Statement of Operations.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Statements of Operations (in thousands)

For the Year Ended December 31, 2013

	JNL/DFA U.S. Core Equity Fund	JNL/Eagle SmallCap Equity Fund	JNL/Eastspring Investments Asia ex-Japan Fund	JNL/Eastspring Investments China-India Fund	JNL/Franklin Templeton Global Growth Fund	JNL/Franklin Templeton Global Multisector Bond Fund	JNL/Franklin Templeton Income Fund
Investment income
Dividends (a)	$6,070	$7,906	$3,647	$8,864	$18,162	$17	$41,963
Foreign taxes withheld	(1)	(26)	(343)	(515)	(604)	(821)	(580)
Interest	–	–	–	–	–	60,717	60,065
Securities lending (a)	111	2,179	43	107	609	243	1,452

Total investment income	6,180	10,059	3,347	8,456	18,167	60,156	102,900

Expenses
Advisory fees	2,046	9,724	1,260	3,194	5,334	10,029	11,899
Administrative fees	337	1,450	210	709	1,196	2,042	1,900
12b-1 fees (Class A)	674	2,898	280	709	1,594	2,722	3,799
Licensing fees	–	–	–	–	–	–	–
Legal fees	2	7	1	2	7	6	8
Trustee fees	4	20	2	5	11	18	26
Dividends on securities sold short	–	–	–	–	–	–	–
Short holdings borrowing fees	–	–	–	–	–	–	–
Other expenses	3	15	28	30	16	21	29

Total expenses	3,066	14,114	1,781	4,649	8,158	14,838	17,661

Expense waiver	(361)	–	–	–	–	(145)	–

Net expenses	2,705	14,114	1,781	4,649	8,158	14,693	17,661

Net investment income (loss)	3,475	(4,055)	1,566	3,807	10,009	45,463	85,239

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	7,728	119,681	(3,407)	3,983	25,692	4,586	(4,098)
Affiliated investments	–	–	–	–	–	–	–
Swap agreements	–	–	–	–	–	71	–
Foreign currency related items	–	–	(162)	(836)	(247)	14,650	182
Futures contracts	–	–	–	–	–	–	–
Written option contracts	–	–	–	–	–	–	–
Investment securities sold short	–	–	–	–	–	–	–
Brokerage commissions recaptured	–	105	–	–	24	–	23
Net change in unrealized appreciation (depreciation) on:
Investments	89,241	264,686	(8,039)	(18,398)	176,239	(25,351)	167,586
OTC swap agreements	–	–	–	–	–	(564)	–
Foreign currency related items	–	–	(2)	–	14	7,280	91
Futures contracts and centrally cleared swap agreements	–	–	–	–	–	–	–
Written option contracts	–	–	–	–	–	–	–
Investment securities sold short	–	–	–	–	–	–	–

Net realized and unrealized gain (loss)	96,969	384,472	(11,610)	(15,251)	201,722	672	163,784

Net increase (decrease) in net assets from operations	$100,444	$380,417	$(10,044)	$(11,444)	$211,731	$46,135	$249,023

(a) Income from affiliated investments	$112	$2,181	$44	$108	$612	$260	$1,463

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Statements of Operations (in thousands)

For the Year Ended December 31, 2013

	JNL/Franklin Templeton International Small Cap Growth Fund	JNL/Franklin Templeton Mutual Shares Fund	JNL/Franklin Templeton Small Cap Value Fund	JNL/Goldman Sachs Core Plus Bond Fund	JNL/Goldman Sachs Emerging Markets Debt Fund	JNL/Goldman Sachs Mid Cap Value Fund	JNL/Goldman Sachs U.S. Equity Flex Fund
Investment income
Dividends (a)	$8,340	$19,807	$13,094	$17	$3	$16,825	$3,374
Foreign taxes withheld	(490)	(654)	(1)	–	(72)	(1)	(15)
Interest	–	5,996	–	20,829	47,085	–	–
Securities lending (a)	349	77	149	137	114	131	–

Total investment income	8,199	25,226	13,242	20,983	47,130	16,955	3,359

Expenses
Advisory fees	3,212	7,097	6,998	4,942	6,382	7,611	1,313
Administrative fees	507	979	898	853	1,346	1,080	247
12b-1 fees (Class A)	676	1,955	1,796	1,705	1,794	2,129	328
Licensing fees	–	–	–	–	–	–	–
Legal fees (c)	1	(48)	4	4	4	5	1
Trustee fees	4	14	13	13	13	15	2
Dividends on securities sold short	–	–	–	–	–	–	889
Short holdings borrowing fees	–	–	–	–	–	–	436
Other net expenses (b)	–	33	10	20	23	13	7

Total expenses	4,400	10,030	9,719	7,537	9,562	10,853	3,223

Expense waiver	–	–	–	–	(64)	(83)	–

Net expenses	4,400	10,030	9,719	7,537	9,498	10,770	3,223

Net investment income (loss)	3,799	15,196	3,523	13,446	37,632	6,185	136

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	21,820	62,253	96,466	(6,485)	(7,929)	220,554	29,932
Affiliated investments	–	–	–	–	–	–	–
Swap agreements	–	–	–	9,936	3,188	–	–
Foreign currency related items	17	(2,996)	–	529	(5,784)	–	–
Futures contracts	–	–	–	(6,740)	3,905	–	–
Written option contracts	–	7	–	–	–	–	–
Investment securities sold short	–	–	–	–	–	–	(3,555)
Brokerage commissions recaptured	1	–	–	–	–	93	27
Net change in unrealized appreciation (depreciation) on:
Investments	68,683	167,163	161,932	(22,821)	(90,061)	79,906	27,235
OTC swap agreements	–	–	–	(900)	(9,805)	–	–
Foreign currency related items	8	(2,932)	–	353	(4,589)	–	–
Futures contracts and centrally cleared swap agreements	–	–	–	1,721	1,310	–	–
Written option contracts	–	–	–	–	–	–	–
Investment securities sold short	–	–	–	–	–	–	(6,135)

Net realized and unrealized gain (loss)	90,529	223,495	258,398	(24,407)	(109,765)	300,553	47,504

Net increase (decrease) in net assets from operations	$94,328	$238,691	$261,921	$(10,961)	$(72,133)	$306,738	$47,640

(a) Income from affiliated investments	$351	$86	$156	$148	$118	$134	$–
(b) Includes professional tax fees. See Note 2 in the Notes to Financial Statements.	(10)	–	–	–	–	–	–
(c)	During the year ended December 31, 2013, an expense adjustment of $55 for legal fees was recorded for JNL/Franklin Templeton Mutual Shares Fund to true up estimates for legal fees.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Statements of Operations (in thousands)

For the Year Ended December 31, 2013

	JNL/Invesco Global Real Estate Fund	JNL/Invesco International Growth Fund	JNL/Invesco Large Cap Growth Fund	JNL/Invesco Mid Cap Value Fund	JNL/Invesco Small Cap Growth Fund	JNL/Ivy Asset Strategy Fund(b)	JNL/JPMorgan International Value Fund
Investment income
Dividends (a)	$40,009	$22,752	$10,095	$3,904	$4,170	$37,665	$17,402
Foreign taxes withheld	(1,441)	(1,078)	(39)	–	–	(589)	(800)
Interest	–	–	–	–	–	7,299	–
Securities lending (a)	580	535	291	118	179	420	840

Total investment income	39,148	22,209	10,347	4,022	4,349	44,795	17,442

Expenses
Advisory fees	10,686	6,007	6,695	1,968	4,420	21,101	3,792
Administrative fees	2,284	1,420	1,018	280	534	3,723	867
12b-1 fees (Class A)	3,044	1,893	2,035	560	1,066	4,963	1,154
Licensing fees	–	–	–	–	–	–	–
Legal fees	7	4	4	1	2	38	2
Trustee fees	22	13	15	4	7	34	8
Dividends on securities sold short	–	–	–	–	–	–	–
Short holdings borrowing fees	–	–	–	–	–	–	–
Other expenses	22	24	13	1	5	84	19

Total expenses	16,065	9,361	9,780	2,814	6,034	29,943	5,842

Expense waiver	–	–	–	–	(73)	–	–

Net expenses	16,065	9,361	9,780	2,814	5,961	29,943	5,842

Net investment income (loss)	23,083	12,848	567	1,208	(1,612)	14,852	11,600

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	84,214	16,941	198,374	55,426	34,080	187,501	35,983
Affiliated investments	–	–	–	–	–	–	–
Swap agreements	–	–	–	–	–	–	–
Foreign currency related items	(243)	(162)	–	–	–	3,118	(918)
Futures contracts	–	–	–	–	–	(11,135)	981
Written option contracts	–	–	–	–	–	16,080	–
Investment securities sold short	–	–	–	–	–	–	–
Brokerage commissions recaptured	233	46	120	24	26	–	13
Net change in unrealized appreciation (depreciation) on:
Investments	(65,536)	141,778	138,177	17,774	144,176	313,409	66,533
OTC swap agreements	–	–	–	–	–	–	–
Foreign currency related items	11	(46)	–	–	–	16,780	(954)
Futures contracts and centrally cleared swap agreements	–	–	–	–	–	7,207	(156)
Written option contracts	–	–	–	–	–	(55)	–
Investment securities sold short	–	–	–	–	–	–	–

Net realized and unrealized gain (loss)	18,679	158,557	336,671	73,224	178,282	532,905	101,482

Net increase (decrease) in net assets from operations	$41,762	$171,405	$337,238	$74,432	$176,670	$547,757	$113,082

(a) Income from affiliated investments	$584	$542	$294	$119	$180	$421	$841
(b) Consolidated Statement of Operations.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Statements of Operations (in thousands)

For the Year Ended December 31, 2013

	JNL/JPMorgan MidCap Growth Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund	JNL/Lazard Emerging Markets Fund	JNL/M&G Global Basics Fund	JNL/Mellon Capital Emerging Markets Index Fund	JNL/Mellon Capital European 30 Fund	JNL/Mellon Capital Pacific Rim 30 Fund
Investment income
Dividends (a)	$8,080	$5	$46,366	$4,783	$14,450	$2,302	$4,739
Foreign taxes withheld	(17)	–	(4,517)	(188)	(1,656)	(112)	(124)
Interest	–	43,408	–	–	–	–	–
Securities lending (a)	831	33	617	283	106	97	48

Total investment income	8,894	43,446	42,466	4,878	12,900	2,287	4,663

Expenses
Advisory fees	5,899	5,344	12,795	1,752	2,152	219	440
Administrative fees	904	1,391	2,218	309	818	125	271
12b-1 fees (Class A)	1,807	2,781	2,956	412	1,091	125	271
Licensing fees	–	–	–	–	201	–	–
Legal fees	4	6	7	1	2	–	1
Trustee fees	11	22	21	3	7	1	2
Dividends on securities sold short	–	–	–	–	–	–	–
Short holdings borrowing fees	–	–	–	–	–	–	–
Other expenses	9	22	128	21	20	1	2

Total expenses	8,634	9,566	18,125	2,498	4,291	471	987

Expense waiver	–	–	(100)	–	–	–	–

Net expenses	8,634	9,566	18,025	2,498	4,291	471	987

Net investment income (loss)	260	33,880	24,441	2,380	8,609	1,816	3,676

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	107,210	6,113	29,304	8,059	(7,779)	833	6,634
Affiliated investments	–	–	–	–	–	–	–
Swap agreements	–	–	–	–	–	–	–
Foreign currency related items	–	–	(112)	175	(292)	16	(130)
Futures contracts	–	–	–	–	(91)	–	–
Written option contracts	–	–	–	–	–	–	–
Investment securities sold short	–	–	–	–	–	–	–
Brokerage commissions recaptured	65	–	50	–	–	–	–
Net change in unrealized appreciation (depreciation) on:
Investments	204,646	(89,379)	(66,736)	(660)	(17,760)	15,002	3,100
OTC swap agreements	–	–	–	–	–	–	–
Foreign currency related items	–	–	(9)	(28)	(8)	7	1
Futures contracts and centrally cleared swap agreements	–	–	–	–	(69)	–	–
Written option contracts	–	–	–	–	–	–	–
Investment securities sold short	–	–	–	–	–	–	–

Net realized and unrealized gain (loss)	311,921	(83,266)	(37,503)	7,546	(25,999)	15,858	9,605

Net increase (decrease) in net assets from operations	$312,181	$(49,386)	$(13,062)	$9,926	$(17,390)	$17,674	$13,281

(a) Income from affiliated investments	$833	$38	$620	$284	$107	$97	$48

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Statements of Operations (in thousands)

For the Year Ended December 31, 2013

	JNL/Mellon Capital S&P 500 Index Fund	JNL/Mellon Capital S&P 400 MidCap Index Fund	JNL/Mellon Capital Small Cap Index Fund	JNL/Mellon Capital International Index Fund	JNL/Mellon Capital Bond Index Fund	JNL/Mellon Capital Global Alpha Fund	JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund
Investment income
Dividends (a)	$46,083	$19,223	$18,698	$63,283	$34	$7	$1,068
Foreign taxes withheld	–	–	–	(2,830)	–	–	–
Interest	1	1	1	25	40,318	178	–
Securities lending (a)	141	695	3,542	2,126	202	–	130

Total investment income	46,225	19,919	22,241	62,604	40,554	185	1,198

Expenses
Advisory fees	5,421	3,374	3,531	5,145	4,700	3,989	376
Administrative fees	2,238	1,325	1,393	3,012	1,823	599	173
12b-1 fees (Class A)	4,430	2,629	2,754	3,961	3,637	799	231
Licensing fees	447	265	48	451	–	–	26
Legal fees	22	6	13	9	8	2	1
Trustee fees	30	18	19	28	27	6	1
Dividends on securities sold short	–	–	–	–	–	–	–
Short holdings borrowing fees	–	–	–	–	–	–	–
Other expenses	23	15	15	74	25	7	1

Total expenses	12,611	7,632	7,773	12,680	10,220	5,402	809

Expense waiver	(147)	–	–	–	–	–	–

Net expenses	12,464	7,632	7,773	12,680	10,220	5,402	809

Net investment income (loss)	33,761	12,287	14,468	49,924	30,334	(5,217)	389

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	11,699	47,384	77,393	(4,168)	(4,436)	(7,902)	17,131
Affiliated investments	–	–	–	–	3	–	–
Swap agreements	–	–	–	–	–	–	–
Foreign currency related items	4	–	–	(1,593)	–	(7,258)	–
Futures contracts	9,727	6,092	7,450	6,970	–	(277)	–
Written option contracts	–	–	–	–	–	–	–
Investment securities sold short	–	–	–	–	–	–	–
Brokerage commissions recaptured	–	–	–	–	–	–	–
Net change in unrealized appreciation (depreciation) on:
Investments	551,391	296,309	349,201	341,516	(82,650)	(312)	19,277
OTC swap agreements	–	–	–	–	–	–	–
Foreign currency related items	–	–	–	117	–	7,292	–
Futures contracts and centrally cleared swap agreements	2,018	1,538	1,503	1,696	–	8,769	–
Written option contracts	–	–	–	–	–	–	–
Investment securities sold short	–	–	–	–	–	–	–

Net realized and unrealized gain (loss)	574,839	351,323	435,547	344,538	(87,083)	312	36,408

Net increase (decrease) in net assets from operations	$608,600	$363,610	$450,015	$394,462	$(56,749)	$(4,905)	$36,797

(a) Income from affiliated investments	$243	$698	$3,544	$2,323	$258	$7	$130

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Statements of Operations (in thousands)

For the Year Ended December 31, 2013

	JNL/Mellon Capital Utilities Sector Fund(b)	JNL/Morgan Stanley Mid Cap Growth Fund	JNL/Neuberger Berman Strategic Income Fund	JNL/Oppenheimer Global Growth Fund	JNL/PIMCO Real Return Fund	JNL/PIMCO Total Return Bond Fund	JNL/PPM America Floating Rate Income Fund
Investment income
Dividends (a)	$85	$397	$673	$14,827	$37	$2,549	$–
Foreign taxes withheld	–	(12)	–	(369)	(6)	(17)	–
Interest	–	–	6,231	–	36,231	102,199	49,982
Securities lending (a)	–	60	61	583	27	253	–

Total investment income	85	445	6,965	15,041	36,289	104,984	49,982

Expenses
Advisory fees	7	538	1,308	5,126	12,026	28,293	6,643
Administrative fees	3	108	326	1,206	2,479	5,659	1,598
12b-1 fees (Class A)	4	143	436	1,607	4,957	11,271	2,131
Licensing fees	–	–	–	–	–	–	–
Legal fees	–	–	1	4	12	26	8
Trustee fees	–	1	3	11	40	84	13
Dividends on securities sold short	–	–	–	–	–	–	–
Interest expense	–	–	–	–	1,721	62	–
Other expenses	1	1	2	24	47	83	60

Total expenses	15	791	2,076	7,978	21,282	45,478	10,453

Expense waiver	–	–	–	–	–	–	–

Net expenses	15	791	2,076	7,978	21,282	45,478	10,453

Net investment income (loss)	70	(346)	4,889	7,063	15,007	59,506	39,529

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	(113)	2,894	(602)	22,881	(269,027)	(48,874)	4,615
Affiliated investments	–	–	–	–	–	–	–
Swap agreements	–	–	207	–	(1,728)	(9,092)	–
Foreign currency related items	–	(2)	(25)	(64)	17,863	20,882	–
Futures contracts	–	–	(410)	–	1,354	11,809	(163)
Written option contracts	–	–	–	–	4,969	11,187	–
Investment securities sold short	–	–	–	–	–	–	–
Brokerage commissions recaptured	–	2	–	–	–	–	–
Net change in unrealized appreciation (depreciation) on:
Investments	2	19,801	(3,660)	156,775	(19,464)	(177,846)	825
OTC swap agreements	–	–	354	–	(4,950)	(5,584)	–
Foreign currency related items	–	–	(24)	18	1,383	(8,434)	–
Futures contracts and centrally cleared swap agreements	–	–	2,840	–	8,662	16,414	440
Written option contracts	–	–	–	–	1,056	(3,959)	–
Investment securities sold short	–	–	–	–	–	–	–

Net realized and unrealized gain (loss)	(111)	22,695	(1,320)	179,610	(259,882)	(193,497)	5,717

Net increase (decrease) in net assets from operations	$(41)	$22,349	$3,569	$186,673	$(244,875)	$(133,991)	$45,246

(a) Income from affiliated investments	$—	$61	$64	$584	$27	$253	$—
(b)	Period from April 29, 2013 (commencement of operations).

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Statements of Operations (in thousands)

For the Year Ended December 31, 2013

	JNL/PPM America High Yield Bond Fund	JNL/PPM America Mid Cap Value Fund	JNL/PPM America Small Cap Value Fund	JNL/PPM America Value Equity Fund	JNL/Red Rocks Listed Private Equity Fund	JNL/S&P Competitive Advantage Fund	JNL/S&P Dividend Income & Growth Fund
Investment income
Dividends (a)	$6,087	$4,482	$2,254	$3,501	$22,694	$15,210	$63,972
Foreign taxes withheld	–	–	(7)	–	(1,007)	–	–
Interest	155,744	–	–	–	–	–	–
Securities lending (a)	2,134	83	162	8	207	112	216

Total investment income	163,965	4,565	2,409	3,509	21,894	15,322	64,188

Expenses
Advisory fees	10,285	1,921	1,153	836	5,993	4,490	7,010
Administrative fees	2,373	257	153	152	1,105	1,211	1,932
12b-1 fees (Class A)	4,721	512	285	303	1,472	2,422	3,862
Licensing fees	–	–	–	–	–	–	–
Legal fees	10	1	1	1	3	5	19
Trustee fees	34	3	2	2	10	16	25
Dividends on securities sold short	–	–	–	–	–	–	–
Short holdings borrowing fees	–	–	–	–	–	–	–
Other expenses	31	12	10	4	54	13	21

Total expenses	17,454	2,706	1,604	1,298	8,637	8,157	12,869

Expense waiver	–	–	–	–	–	–	–

Net expenses	17,454	2,706	1,604	1,298	8,637	8,157	12,869

Net investment income (loss)	146,511	1,859	805	2,211	13,257	7,165	51,319

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	56,486	23,254	15,083	10,588	87,329	235,025	266,369
Affiliated investments	–	–	–	–	–	–	–
Swap agreements	–	–	–	–	–	–	–
Foreign currency related items	–	–	–	–	61	–	–
Futures contracts	1,549	–	–	–	–	–	–
Written option contracts	–	–	–	–	–	–	–
Investment securities sold short	–	–	–	–	–	–	–
Brokerage commissions recaptured	–	16	18	5	–	–	–
Net change in unrealized appreciation (depreciation) on:
Investments	(15,916)	58,231	31,499	37,425	158,329	181,239	179,038
OTC swap agreements	–	–	–	–	–	–	–
Foreign currency related items	–	–	–	–	28	–	–
Futures contracts and centrally cleared swap agreements	782	–	–	–	–	–	–
Written option contracts	–	–	–	–	–	–	–
Investment securities sold short	–	–	–	–	–	–	–

Net realized and unrealized gain (loss)	42,901	81,501	46,600	48,018	245,747	416,264	445,407

Net increase (decrease) in net assets from operations	$189,412	$83,360	$47,405	$50,229	$259,004	$423,429	$496,726

(a) Income from affiliated investments	$2,142	$83	$162	$8	$208	$113	$217

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Statements of Operations (in thousands)

For the Year Ended December 31, 2013

	JNL/S&P Intrinsic Value Fund	JNL/S&P Total Yield Fund	JNL/T. Rowe Price Established Growth Fund	JNL/T. Rowe Price Mid-Cap Growth Fund	JNL/T. Rowe Price Short- Term Bond Fund	JNL/T. Rowe Price Value Fund	JNL/WMC Balanced Fund
Investment income
Dividends (a)	$24,193	$19,232	$23,615	$12,518	$48	$44,050	$48,408
Foreign taxes withheld	–	–	(245)	(37)	–	(44)	(102)
Interest	–	–	–	–	26,957	–	16,843
Securities lending (a)	244	719	400	814	30	351	218

Total investment income	24,437	19,951	23,770	13,295	27,035	44,357	65,367

Expenses
Advisory fees	4,156	3,136	19,070	15,138	7,631	12,646	12,503
Administrative fees	1,116	824	3,408	2,152	1,902	2,053	2,880
12b-1 fees (Class A)	2,231	1,648	6,716	4,203	3,803	4,105	5,758
Licensing fees	–	–	–	–	–	–	–
Legal fees	5	3	15	9	9	9	13
Trustee fees	14	10	46	30	28	28	40
Dividends on securities sold short	–	–	–	–	–	–	–
Short holdings borrowing fees	–	–	–	–	–	–	–
Other net expenses (b)	14	9	34	26	17	33	42

Total expenses	7,536	5,630	29,289	21,558	13,390	18,874	21,236

Expense waiver	–	–	–	–	–	(219)	–

Net expenses	7,536	5,630	29,289	21,558	13,390	18,655	21,236

Net investment income (loss)	16,901	14,321	(5,519)	(8,263)	13,645	25,702	44,131

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	242,059	234,565	258,567	191,760	1,786	175,101	131,284
Affiliated investments	–	–	–	–	–	–	–
Swap agreements	–	–	–	–	–	–	18
Foreign currency related items	–	–	(231)	(5)	(159)	(7)	2
Futures contracts	–	–	–	(26)	272	–	121
Written option contracts	–	–	–	–	–	–	–
Investment securities sold short	–	–	–	–	–	–	–
Brokerage commissions recaptured	–	–	36	55	–	50	13
Net change in unrealized appreciation (depreciation) on:
Investments	167,446	73,095	883,717	478,695	(15,404)	428,946	323,430
OTC swap agreements	–	–	–	–	–	–	117
Foreign currency related items	–	–	5	–	(18)	(2)	–
Futures contracts and centrally cleared swap agreements	–	–	–	81	305	–	–
Written option contracts	–	–	–	–	–	–	–
Investment securities sold short	–	–	–	–	–	–	–

Net realized and unrealized gain (loss)	409,505	307,660	1,142,094	670,560	(13,218)	604,088	454,985

Net increase (decrease) in net assets from operations	$426,406	$321,981	$1,136,575	$662,297	$427	$629,790	$499,116

(a) Income from affiliated investments	$245	$720	$428	$876	$78	$367	$232
(b) Includes professional tax fees. See Note 2 in the Notes to Financial Statements.	–	–	(7)	–	(9)	–	–

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Statements of Operations (in thousands)

For the Year Ended December 31, 2013

	JNL/WMC Money Market Fund	JNL/WMC Value Fund
Investment income
Dividends (a)	$–	$37,681
Foreign taxes withheld	–	(170)
Interest	2,482	–
Securities lending (a)	–	114

Total investment income	2,482	37,625

Expenses
Advisory fees	3,490	7,440
Administrative fees	1,336	1,564
12b-1 fees (Class A)	2,657	3,080
Licensing fees	–	–
Legal fees	6	7
Trustee fees	19	22
Dividends on securities sold short	–	–
Short holdings borrowing fees	–	–
Other expenses	24	18

Total expenses	7,532	12,131

Expense waiver	(5,050)	–

Net expenses	2,482	12,131

Net investment income (loss)	–	25,494

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	16	76,094
Affiliated investments	–	–
Swap agreements	–	–
Foreign currency related items	–	(33)
Futures contracts	–	–
Written option contracts	–	–
Investment securities sold short	–	–
Brokerage commissions recaptured	–	2
Net change in unrealized appreciation (depreciation) on:
Investments	–	308,865
OTC swap agreements	–	–
Foreign currency related items	–	8
Futures contracts and centrally cleared swap agreements	–	–
Written option contracts	–	–
Investment securities sold short	–	–

Net realized and unrealized gain (loss)	16	384,936

Net increase (decrease) in net assets from operations	$16	$410,430

(a) Income from affiliated investments	$—	$117

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Statements of Cash Flows (in thousands)

For the Year Ended December 31, 2013

	JNL/Goldman Sachs U.S. Equity Flex Fund	JNL/PIMCO Real Return Fund
Cash flows provided by (used in) operating activities
Net increase (decrease) in net assets from operations	$47,640	$(244,875)
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash flow used in operating activities:
Purchase of long-term investments	(230,325)	(3,148,280)
Proceeds from sales and maturities of long-term investments	214,907	4,228,335
Net (purchases) sales of short-term investments	(4,503)	141,029
Proceeds from securities sold short/forward sales commitments	52,482	23,281
Purchases to cover securities sold short/forward sales commitments	(55,903)	(26,263)
Proceeds from class action settlements	34	280
Decrease in receivable for investments sold	374	35,221
Decrease in payable for investments purchased	(1)	(16,544)
Decrease (increase) in receivable for dividends and interest	(68)	2,138
Increase in payable for interest expense and brokerage charges	4	-
Decrease in other assets	-	1
Increase (decrease) in payable for expenses	60	(659)
Net amortization on investments	-	31,313
Net inflation compensation on investments	-	(23,616)
Net OTC swap agreements payments	-	1,608
Net increase in variation margin on financial derivative instruments	-	6,818
Proceeds from currency transactions	-	17,906
Increase in payable for dividends on securities sold short	31	-
Change in unrealized (appreciation) depreciation on investments, futures contracts, written options, swap agreements and currency	(21,100)	13,313
Net realized (gain) loss on investments, written options and currency	(26,349)	246,195

Net cash flow provided by (used in) operating activities	(22,717)	1,287,201
Cash flows provided by (used in ) financing activities
Net proceeds (redemptions) from capital share transactions	22,716	(1,015,172)
Net borrowing from secured financing transactions	-	(2,705)
Net proceeds from secured borrowing transactions	-	(4,631)
Decrease in payable for treasury roll securities	-	(253,241)
Increase in receivable for deposits with brokers and counterparties	-	(16,779)
Decrease in payable for deposits with brokers	-	(854)
Increase in payable for deposits with counterparties	-	4,859

Net cash flow provided by (used in) financing activities	22,716	(1,288,523)

Net decrease in cash	(1)	(1,322)
Cash at beginning of year	1	3,617

Cash at end of year	$-	$2,295

Supplemental disclosure of operating activities:
Short holding borrowing fees during the year	$436	$-
Interest expense during the year	-	1,721
Supplemental disclosure of non-cash financing activities:
Reinvestment of distributions during the year	$3,356	$238,726

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2013

	JNL/AQR Managed Futures Strategy Fund(a)	JNL/BlackRock Commodity Securities Strategy Fund(a)	JNL/BlackRock Global Allocation Fund(a)	JNL/BlackRock Large Cap Select Growth Fund	JNL/Brookfield Global Infrastructure Fund	JNL/Capital Guardian Global Balanced Fund	JNL/Capital Guardian Global Diversified Research Fund
Operations
Net investment income (loss)	$(6,928)	$1,872	$16,521	$(1,424)	$8,028	$5,376	$3,316
Net realized gain (loss)	37,794	(12,526)	75,513	86,135	35,442	26,363	16,506
Net change in unrealized appreciation (depreciation)	6,353	146,846	196,077	133,622	56,013	33,074	59,144

Net increase (decrease) in net assets from operations	37,219	136,192	288,111	218,333	99,483	64,813	78,966

Distributions to shareholders
From net investment income
Class A	(16,451)	(5,457)	(13,571)	(213)	(3,583)	(7,670)	(4,743)
Class B	(4)	(5)	(1)	–	(1)	(9)	(5)
From net realized gains
Class A	(664)	–	–	(69,079)	(12,053)	–	–
Class B	–	–	–	(24)	(2)	–	–

Total distributions to shareholders	(17,119)	(5,462)	(13,572)	(69,316)	(15,639)	(7,679)	(4,748)

Share transactions[1]
Proceeds from the sale of shares
Class A	201,549	455,992	1,181,545	508,078	406,451	89,696	75,651
Class B	–	215	132	48	88	72	49
Reinvestment of distributions
Class A	17,115	5,457	13,571	69,292	15,636	7,670	4,743
Class B	4	5	1	24	3	9	5
Cost of shares redeemed
Class A	(297,651)	(597,015)	(314,656)	(184,541)	(129,815)	(85,451)	(78,452)
Class B	–	(203)	(138)	(68)	(152)	(76)	(79)

Net increase (decrease) in net assets from share transactions	(78,983)	(135,549)	880,455	392,833	292,211	11,920	1,917

Net increase (decrease) net assets	(58,883)	(4,819)	1,154,994	541,850	376,055	69,054	76,135

Net assets beginning of year	541,696	1,459,770	1,593,058	471,939	299,013	416,275	344,204

Net assets end of year	$482,813	$1,454,951	$2,748,052	$1,013,789	$675,068	$485,329	$420,339

Undistributed (excess of distributions over) net investment income	$2,536	$(674)	$13,610	$(514)	$9,080	$3,106	$3,286

[1] Share transactions
Shares sold
Class A	19,705	42,661	101,812	19,257	29,547	8,401	2,671
Class B	–	21	12	2	6	7	2
Reinvestment of distributions
Class A	1,732	498	1,129	2,635	1,111	693	157
Class B	–	–	–	1	–	1	–
Shares redeemed
Class A	(28,777)	(55,543)	(27,038)	(7,249)	(9,337)	(8,020)	(2,791)
Class B	–	(19)	(12)	(3)	(10)	(7)	(3)

Net increase/(decrease)
Class A	(7,340)	(12,384)	75,903	14,643	21,321	1,074	37

Class B	–	2	–	–	(4)	1	(1)

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$–	$275,890	$1,759,253 (b)	$1,095,702	$592,928	$427,259 (c)	$101,091
Proceeds from sales of securities	–	379,891	951,233 (b)	769,347	310,467	426,506 (c)	109,600

(a)	Consolidated Statement of Changes in Net Assets.
(b)	Amounts include $239,282 and $154,426 of purchases and sales, respectively, of U.S. Government Securities.
(c)	Amounts include $223,778 and $225,938 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2013

	JNL/DFA U.S. Core Equity Fund	JNL/Eagle SmallCap Equity Fund	JNL/Eastspring Investments Asia ex-Japan Fund	JNL/Eastspring Investments China-India Fund	JNL/Franklin Templeton Global Growth Fund	JNL/Franklin Templeton Global Multisector Bond Fund	JNL/Franklin Templeton Income Fund
Operations
Net investment income (loss)	$3,475	$(4,055)	$1,566	$3,807	$10,009	$45,463	$85,239
Net realized gain (loss)	7,728	119,786	(3,569)	3,147	25,469	19,307	(3,893)
Net change in unrealized appreciation (depreciation)	89,241	264,686	(8,041)	(18,398)	176,253	(18,635)	167,677

Net increase (decrease) in net assets from operations	100,444	380,417	(10,044)	(11,444)	211,731	46,135	249,023

Distributions to shareholders
From net investment income
Class A	(3,547)	(1,032)	(1,720)	(3,281)	(10,156)	(37,114)	(77,436)
Class B	(3)	(2)	(2)	(3)	(5)	(6)	(25)
From net realized gains
Class A	(16,832)	(31,502)	(1,117)	–	–	(103)	–
Class B	(11)	(22)	(1)	–	–	–	–

Total distributions to shareholders	(20,393)	(32,558)	(2,840)	(3,284)	(10,161)	(37,223)	(77,461)

Share transactions[1]
Proceeds from the sale of shares
Class A	272,771	562,069	74,141	136,315	244,614	1,166,997	711,341
Class B	75	242	90	109	64	271	162
Proceeds in connection with acquisition
Class A	–	–	–	–	56,597	–	–
Class B	–	–	–	–	20	–	–
Reinvestment of distributions
Class A	20,379	32,534	2,837	3,281	10,156	37,217	77,436
Class B	14	24	3	3	5	6	25
Cost of shares redeemed
Class A	(102,750)	(576,357)	(80,929)	(143,760)	(182,280)	(438,043)	(390,223)
Class B	(53)	(271)	(170)	(208)	(93)	(190)	(132)

Net increase (decrease) in net assets from share transactions	190,436	18,241	(4,028)	(4,260)	129,083	766,258	398,609

Net increase (decrease) net assets	270,487	366,100	(16,912)	(18,988)	330,653	775,170	570,171

Net assets beginning of year	230,267	1,273,038	152,339	373,999	658,138	977,738	1,622,856

Net assets end of year	$500,754	$1,639,138	$135,427	$355,011	$988,791	$1,752,908	$2,193,027

Undistributed (excess of distributions over) net investment income	$3,464	$(1,556)	$1,408	$2,962	$9,745	$55,317	$84,234

[1] Share transactions
Shares sold
Class A	27,882	21,378	9,467	19,301	23,591	96,785	62,335
Class B	8	9	12	16	7	23	15
Shares issued in connection with acquisition
Class A	–	–	–	–	5,225	–	–
Class B	–	–	–	–	2	–	–
Reinvestment of distributions
Class A	2,008	1,164	373	459	904	3,151	6,751
Class B	1	1	1	–	–	1	2
Shares redeemed
Class A	(10,639)	(22,085)	(10,455)	(20,705)	(17,754)	(36,320)	(34,231)
Class B	(5)	(10)	(22)	(30)	(9)	(16)	(12)

Net increase/(decrease)
Class A	19,251	457	(615)	(945)	11,966	63,616	34,855

Class B	4	–	(9)	(14)	–	8	5

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$198,127	$1,008,927	$93,376	$101,187	$201,047	$872,140	$726,184
Proceeds from sales of securities	30,014	1,018,298	99,985	107,497	132,091	244,361 (a)	354,487

(a)	Amounts include $24,393 sales of U.S. Government Securities.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2013

	JNL/Franklin Templeton International Small Cap Growth Fund	JNL/Franklin Templeton Mutual Shares Fund	JNL/Franklin Templeton Small Cap Value Fund	JNL/Goldman Sachs Core Plus Bond Fund	JNL/Goldman Sachs Emerging Markets Debt Fund	JNL/Goldman Sachs Mid Cap Value Fund	JNL/Goldman Sachs U.S. Equity Flex Fund
Operations
Net investment income (loss)	$3,799	$15,196	$3,523	$13,446	$37,632	$6,185	$136
Net realized gain (loss)	21,838	59,264	96,466	(2,760)	(6,620)	220,647	26,404
Net change in unrealized appreciation (depreciation)	68,691	164,231	161,932	(21,647)	(103,145)	79,906	21,100

Net increase (decrease) in net assets from operations	94,328	238,691	261,921	(10,961)	(72,133)	306,738	47,640

Distributions to shareholders
From net investment income
Class A	(3,675)	(8,775)	(7,288)	(23,343)	(66,859)	(3,918)	(288)
Class B	(3)	(5)	(5)	(12)	(14)	(90)	(1)
From net realized gains
Class A	(6,152)	–	(6,025)	(31,994)	(27,877)	(198,035)	(3,064)
Class B	(4)	–	(3)	(15)	(6)	(3,315)	(3)

Total distributions to shareholders	(9,834)	(8,780)	(13,321)	(55,364)	(94,756)	(205,358)	(3,356)

Share transactions[1]
Proceeds from the sale of shares
Class A	214,630	216,052	439,729	225,701	357,207	330,880	73,093
Class B	93	104	143	119	39	7,963	20
Reinvestment of distributions
Class A	9,827	8,775	13,313	55,337	94,736	201,953	3,352
Class B	7	5	8	27	20	3,405	4
Cost of shares redeemed
Class A	(126,138)	(163,932)	(589,249)	(344,909)	(442,659)	(458,646)	(52,420)
Class B	(127)	(137)	(189)	(81)	(114)	(3,703)	(147)

Net increase (decrease) in net assets from share transactions	98,292	60,867	(136,245)	(63,806)	9,229	81,852	23,902

Net increase (decrease) net assets	182,786	290,778	112,355	(130,131)	(157,660)	183,232	68,186

Net assets beginning of year	258,369	829,498	920,066	909,101	952,921	977,577	129,924

Net assets end of year	$441,155	$1,120,276	$1,032,421	$778,970	$795,261	$1,160,809	$198,110

Undistributed (excess of distributions over) net investment income	$3,692	$17,473	$3,371	$17,516	$8,258	$2,067	$144

[1] Share transactions
Shares sold
Class A	21,317	20,328	29,911	18,233	25,787	26,022	7,163
Class B	8	10	10	10	3	624	3
Reinvestment of distributions
Class A	917	772	825	4,846	8,303	16,942	303
Class B	1	–	–	2	2	285	–
Shares redeemed
Class A	(12,639)	(15,515)	(42,017)	(28,069)	(32,182)	(35,632)	(5,113)
Class B	(13)	(13)	(14)	(6)	(8)	(281)	(13)

Net increase/(decrease)
Class A	9,595	5,585	(11,281)	(4,990)	1,908	7,332	2,353

Class B	(4)	(3)	(4)	6	(3)	628	(10)

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$173,520	$307,396	$206,432	$6,525,653 (a)	$1,348,744 (b)	$1,276,802	$230,325
Proceeds from sales of securities	83,806	244,908	370,936	6,682,321 (a)	1,374,315 (b)	1,375,326	214,941
Securities sold short covers	–	–	–	–	–	–	55,903
Securities sold short proceeds	–	–	–	–	–	–	52,482

(a)	Amounts include $6,192,259 and $6,229,642 of purchases and sales, respectively, of U.S. Government Securities.
(b)	Amounts include $227,274 and $166,134 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2013

	JNL/Invesco Global Real Estate Fund	JNL/Invesco International Growth Fund	JNL/Invesco Large Cap Growth Fund	JNL/Invesco Mid Cap Value Fund	JNL/Invesco Small Cap Growth Fund	JNL/Ivy Asset Strategy Fund(a)	JNL/JPMorgan International Value Fund
Operations
Net investment income (loss)	$23,083	$12,848	$567	$1,208	$(1,612)	$14,852	$11,600
Net realized gain (loss)	84,204	16,825	198,494	55,450	34,106	195,564	36,059
Net change in unrealized appreciation (depreciation)	(65,525)	141,732	138,177	17,774	144,176	337,341	65,423

Net increase (decrease) in net assets from operations	41,762	171,405	337,238	74,432	176,670	547,757	113,082

Distributions to shareholders
From net investment income
Class A	(48,172)	(11,406)	(3,304)	(635)	(701)	(34,956)	(20,608)
Class B	(28)	(7)	(7)	(1)	(1)	(11)	(25)
From net realized gains
Class A	–	–	(59,818)	–	(12,584)	–	–
Class B	–	–	(74)	–	(11)	–	–

Total distributions to shareholders	(48,200)	(11,413)	(63,203)	(636)	(13,297)	(34,967)	(20,633)

Share transactions[1]
Proceeds from the sale of shares
Class A	671,384	641,752	303,406	167,535	388,899	878,426	167,038
Class B	249	195	125	56	143	439	168
Reinvestment of distributions
Class A	48,172	11,406	63,122	635	13,285	34,956	20,608
Class B	28	7	81	1	12	11	25
Cost of shares redeemed
Class A	(530,560)	(313,307)	(619,128)	(82,059)	(228,419)	(420,526)	(113,085)
Class B	(309)	(129)	(158)	(52)	(147)	(169)	(103)

Net increase (decrease) in net assets from share transactions	188,964	339,924	(252,552)	86,116	173,773	493,137	74,651

Net increase (decrease) net assets	182,526	499,916	21,483	159,912	337,146	1,005,927	167,100

Net assets beginning of year	1,363,308	730,000	996,044	220,961	395,089	2,044,739	507,220

Net assets end of year	$1,545,834	$1,229,916	$1,017,527	$380,873	$732,235	$3,050,666	$674,320

Undistributed (excess of distributions over) net investment income	$14,829	$10,907	$535	$1,197	$(7)	$20,606	$9,235

[1] Share transactions
Shares sold
Class A	65,250	54,632	20,766	11,992	22,423	65,309	21,347
Class B	24	15	8	4	8	31	21
Reinvestment of distributions
Class A	4,956	927	3,972	43	707	2,426	2,582
Class B	3	1	5	–	1	1	3
Shares redeemed
Class A	(51,024)	(26,711)	(41,530)	(5,993)	(13,370)	(31,159)	(14,572)
Class B	(30)	(11)	(11)	(4)	(9)	(12)	(13)

Net increase/(decrease)
Class A	19,182	28,848	(16,792)	6,042	9,760	36,576	9,357

Class B	(3)	5	2	–	–	20	11

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$974,871	$508,610	$872,314	$497,598	$296,053	$1,804,230	$359,689
Proceeds from sales of securities	801,388	181,049	1,154,805	426,461	158,590	1,720,419	296,425

(a)	Consolidated Statement of Changes in Net Assets.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2013

	JNL/JPMorgan MidCap Growth Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund	JNL/Lazard Emerging Markets Fund	JNL/M&G Global Basics Fund	JNL/Mellon Capital Emerging Markets Index Fund	JNL/Mellon Capital European 30 Fund	JNL/Mellon Capital Pacific Rim 30 Fund
Operations
Net investment income (loss)	$260	$33,880	$24,441	$2,380	$8,609	$1,816	$3,676
Net realized gain (loss)	107,275	6,113	29,242	8,234	(8,162)	849	6,504
Net change in unrealized appreciation (depreciation)	204,646	(89,379)	(66,745)	(688)	(17,837)	15,009	3,101

Net increase (decrease) in net assets from operations	312,181	(49,386)	(13,062)	9,926	(17,390)	17,674	13,281

Distributions to shareholders
From net investment income
Class A	(1,745)	(42,789)	(22,378)	(3,823)	(4,543)	(982)	(5,142)
Class B	(1)	(22)	(10)	(1)	(1)	(1)	(8)
From net realized gains
Class A	–	–	(27,084)	(4,908)	–	–	–
Class B	–	–	(11)	(1)	–	–	–

Total distributions to shareholders	(1,746)	(42,811)	(49,483)	(8,733)	(4,544)	(983)	(5,150)

Share transactions[1]
Proceeds from the sale of shares
Class A	787,720	426,617	562,670	34,910	530,052	120,100	105,107
Class B	66	662	90	18	151	12	37
Reinvestment of distributions
Class A	1,745	42,789	49,462	8,731	4,543	982	5,142
Class B	1	22	21	2	1	1	8
Cost of shares redeemed
Class A	(367,724)	(870,221)	(436,666)	(90,358)	(194,504)	(28,803)	(64,891)
Class B	(79)	(1,033)	(240)	(79)	(139)	(8)	(81)

Net increase (decrease) in net assets from share transactions	421,729	(401,164)	175,337	(46,776)	340,104	92,284	45,322

Net increase (decrease) net assets	732,164	(493,361)	112,792	(45,583)	318,170	108,975	53,453

Net assets beginning of year	556,224	1,662,619	1,410,606	215,657	402,532	30,264	100,495

Net assets end of year	$1,288,388	$1,169,258	$1,523,398	$170,074	$720,702	$139,239	$153,948

Undistributed (excess of distributions over) net investment income	$330	$38,002	$24,294	$2,232	$8,219	$2,014	$3,391

[1] Share transactions
Shares sold
Class A	30,212	30,631	50,699	2,500	52,006	9,927	7,417
Class B	3	45	8	2	15	2	3
Reinvestment of distributions
Class A	59	3,242	4,588	659	451	78	375
Class B	–	2	2	–	–	–	1
Shares redeemed
Class A	(14,193)	(62,688)	(39,409)	(6,365)	(19,276)	(2,406)	(4,581)
Class B	(3)	(71)	(21)	(6)	(13)	(1)	(6)

Net increase/(decrease)
Class A	16,078	(28,815)	15,878	(3,206)	33,181	7,599	3,211

Class B	–	(24)	(11)	(4)	2	1	(2)

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$1,016,224	$10,135 (a)	$531,495	$92,042	$719,807	$126,938	$176,564
Proceeds from sales of securities	627,280	390,590 (a)	372,027	151,912	374,827	35,048	133,198

(a)	Amounts include $8,020 and $374,898 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2013

	JNL/Mellon Capital S&P 500 Index Fund	JNL/Mellon Capital S&P 400 MidCap Index Fund	JNL/Mellon Capital Small Cap Index Fund	JNL/Mellon Capital International Index Fund	JNL/Mellon Capital Bond Index Fund	JNL/Mellon Capital Global Alpha Fund	JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund
Operations
Net investment income (loss)	$33,761	$12,287	$14,468	$49,924	$30,334	$(5,217)	$389
Net realized gain (loss)	21,430	53,476	84,843	1,209	(4,433)	(15,437)	17,131
Net change in unrealized appreciation (depreciation)	553,409	297,847	350,704	343,329	(82,650)	15,749	19,277

Net increase (decrease) in net assets from operations	608,600	363,610	450,015	394,462	(56,749)	(4,905)	36,797

Distributions to shareholders
From net investment income
Class A	(33,429)	(11,028)	(15,454)	(49,996)	(33,326)	–	(593)
Class B	(334)	(109)	(197)	(730)	(105)	–	(1)
From net realized gains
Class A	(13,049)	(45,344)	(76,233)	–	(1,243)	–	–
Class B	(115)	(369)	(835)	–	(4)	–	–

Total distributions to shareholders	(46,927)	(56,850)	(92,719)	(50,726)	(34,678)	–	(594)

Share transactions[1]
Proceeds from the sale of shares
Class A	1,256,567	654,590	499,933	561,918	629,473	146,182	98,510
Class B	8,416	7,515	8,728	10,205	1,748	36	40
Proceeds in connection with acquisition
Class A	260,176	-	278,968	-	-	-	-
Class B	1,064	-	102	-	-	-	-
Reinvestment of distributions
Class A	46,478	56,372	91,687	49,996	34,569	–	593
Class B	449	478	1,032	730	109	–	1
Cost of shares redeemed
Class A	(638,783)	(353,919)	(457,652)	(381,653)	(856,198)	(398,626)	(65,928)
Class B	(5,494)	(5,155)	(5,922)	(6,320)	(1,629)	(148)	(1)

Net increase (decrease) in net assets from share transactions	928,873	359,881	416,876	234,876	(191,928)	(252,556)	33,215

Net increase (decrease) net assets	1,490,546	666,641	774,172	578,612	(283,355)	(257,461)	69,418

Net assets beginning of year	1,604,546	985,512	1,075,380	1,757,582	1,831,329	488,626	78,110

Net assets end of year	$3,095,092	$1,652,153	$1,849,552	$2,336,194	$1,547,974	$231,165	$147,528

Undistributed (excess of distributions over) net investment income	$247	$4,431	$(762)	$(1,433)	$11,472	$4,198	$389

[1] Share transactions
Shares sold
Class A	90,788	38,376	32,262	41,852	52,216	14,360	7,901
Class B	612	442	580	740	140	4	3
Shares issued in connection with acquisition
Class A	18,397	–	17,398	–	–	–	–
Class B	74	–	6	–	–	–	–
Reinvestment of distributions
Class A	3,068	3,070	5,474	3,511	2,967	–	43
Class B	29	26	61	50	9	–	–
Shares redeemed
Class A	(46,330)	(20,724)	(29,531)	(28,448)	(71,793)	(39,269)	(5,170)
Class B	(398)	(293)	(374)	(461)	(131)	(15)	–

Net increase/(decrease)
Class A	65,923	20,722	25,603	16,915	(16,610)	(24,909)	2,774

Class B	317	175	273	329	18	(11)	3

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$636,298	$429,614	$300,726	$232,722	$2,819,978 (a)	$147,157	$192,018
Proceeds from sales of securities	44,866	146,953	243,682	24,814	2,999,181 (a)	139,506	159,203

(a)	Amounts include $2,665,309 and $2,817,428 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2013

	JNL/Mellon Capital Utilities Sector Fund(a)	JNL/Morgan Stanley Mid Cap Growth Fund	JNL/ Neuberger Berman Strategic Income Fund	JNL/ Oppenheimer Global Growth Fund	JNL/PIMCO Real Return Fund	JNL/PIMCO Total Return Bond Fund	JNL/PPM America Floating Rate Income Fund
Operations
Net investment income (loss)	$70	$(346)	$4,889	$7,063	$15,007	$59,506	$39,529
Net realized gain (loss)	(113)	2,894	(830)	22,817	(246,569)	(14,088)	4,452
Net change in unrealized appreciation (depreciation)	2	19,801	(490)	156,793	(13,313)	(179,409)	1,265

Net increase (decrease) in net assets from operations	(41)	22,349	3,569	186,673	(244,875)	(133,991)	45,246

Distributions to shareholders
From net investment income
Class A	(70)	–	(741)	(8,197)	(26,969)	(64,920)	(21,743)
Class B	–	–	–	(10)	(13)	(273)	–
From net realized gains
Class A	(1)	(358)	(542)	(332)	(211,658)	(7,003)	–
Class B	–	–	–	–	(86)	(26)	–

Total distributions to shareholders	(71)	(358)	(1,283)	(8,539)	(238,726)	(72,222)	(21,743)

Share transactions[1]
Proceeds from the sale of shares
Class A	5,630	239,315	471,743	312,724	681,413	1,975,714	1,272,242
Class B	–	–	1	150	338	4,012	–
Reinvestment of distributions
Class A	71	358	1,283	8,529	238,627	71,923	21,743
Class B	–	–	–	10	99	299	–
Cost of shares redeemed
Class A	(2,343)	(69,217)	(88,894)	(147,903)	(1,699,117)	(2,491,504)	(433,753)
Class B	–	–	(2)	(177)	(439)	(8,425)	–

Net increase (decrease) in net assets from share transactions	3,358	170,456	384,131	173,333	(779,079)	(447,981)	860,232

Net increase (decrease) net assets	3,246	192,447	386,417	351,467	(1,262,680)	(654,194)	883,735

Net assets beginning of year	–	17,104	81,038	636,935	3,084,128	5,812,894	659,373

Net assets end of year	$3,246	$209,551	$467,455	$988,402	$1,821,448	$5,158,700	$1,543,108

Undistributed (excess of distributions over) net investment income	$1	$3	$4,853	$6,982	$2,353	$39,687	$38,890

[1] Share transactions
Shares sold
Class A	582	19,795	45,225	24,421	54,923	152,526	117,172
Class B	–	–	–	11	27	291	–
Reinvestment of distributions
Class A	8	28	123	626	23,258	5,704	2,002
Class B	–	–	–	1	10	22	–
Shares redeemed
Class A	(244)	(5,652)	(8,504)	(11,604)	(138,944)	(193,867)	(39,871)
Class B	–	–	–	(14)	(35)	(612)	–

Net increase/(decrease)
Class A	346	14,171	36,844	13,443	(60,763)	(35,637)	79,303

Class B	–	–	–	(2)	2	(299)	–

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$5,567	$192,146	$1,485,293 (b)	$285,829	$3,169,582 (c)	$25,783,890 (d)	$1,468,059
Proceeds from sales of securities	2,224	29,267	1,011,122 (b)	120,108	4,251,329 (c)	26,146,693 (d)	658,236

(a)	Period from April 29, 2013 (commencement of operations).
(b)	Amounts include $1,002,399 and $822,392 of purchases and sales, respectively, of U.S. Government Securities.
(c)	Amounts include $2,882,075 and $3,545,872 of purchases and sales, respectively, of U.S. Government Securities.
(d)	Amounts include $24,799,914 and $24,690,036 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2013

	JNL/PPM America High Yield Bond Fund	JNL/PPM America Mid Cap Value Fund	JNL/PPM America Small Cap Value Fund	JNL/PPM America Value Equity Fund	JNL/Red Rocks Listed Private Equity Fund	JNL/S&P Competitive Advantage Fund	JNL/S&P Dividend Income & Growth Fund
Operations
Net investment income (loss)	$146,511	$1,859	$805	$2,211	$13,257	$7,165	$51,319
Net realized gain (loss)	58,035	23,270	15,101	10,593	87,390	235,025	266,369
Net change in unrealized appreciation (depreciation)	(15,134)	58,231	31,499	37,425	158,357	181,239	179,038

Net increase (decrease) in net assets from operations	189,412	83,360	47,405	50,229	259,004	423,429	496,726

Distributions to shareholders
From net investment income
Class A	(149,300)	(1,629)	(608)	(1,985)	(62,169)	(8,391)	(37,594)
Class B	(664)	(2)	(75)	(7)	(42)	(3)	(15)
From net realized gains
Class A	(54,653)	–	(11,687)	–	–	(92,527)	(86,787)
Class B	(235)	–	(1,034)	–	–	(25)	(32)

Total distributions to shareholders	(204,852)	(1,631)	(13,404)	(1,992)	(62,211)	(100,946)	(124,428)

Share transactions[1]
Proceeds from the sale of shares
Class A	1,404,514	236,043	151,386	84,740	185,120	839,851	1,178,410
Class B	3,779	42	9,877	572	21	186	347
Proceeds in connection with acquisition
Class A	-	-	-	-	-	-	484,554
Class B	-	-	-	-	-	-	280
Reinvestment of distributions
Class A	203,953	1,629	12,295	1,985	62,169	100,918	124,381
Class B	899	2	1,109	7	42	28	47
Cost of shares redeemed
Class A	(1,213,883)	(154,560)	(95,344)	(73,797)	(302,044)	(366,547)	(498,318)
Class B	(3,939)	(18)	(3,238)	(561)	(70)	(392)	(176)

Net increase (decrease) in net assets from share transactions	395,323	83,138	76,085	12,946	(54,762)	574,044	1,289,525

Net increase (decrease) net assets	379,883	164,867	110,086	61,183	142,031	896,527	1,661,823

Net assets beginning of year	2,205,452	153,939	105,733	118,655	684,666	824,724	1,267,551

Net assets end of year	$2,585,335	$318,806	$215,819	$179,838	$826,697	$1,721,251	$2,929,374

Undistributed (excess of distributions over) net investment income	$1,322	$1,857	$133	$2,204	$36,291	$7,153	$51,593

[1] Share transactions
Shares sold
Class A	187,622	18,978	13,226	5,519	16,461	54,655	87,052
Class B	454	3	852	37	1	12	26
Shares issued in connection with acquisition
Class A	-	-	-	-	-	-	35,535
Class B	-	-	-	-	-	-	20
Reinvestment of distributions
Class A	28,445	114	996	112	5,364	6,165	8,974
Class B	111	–	90	–	4	2	3
Shares redeemed
Class A	(162,289)	(12,196)	(8,488)	(4,780)	(27,232)	(24,231)	(37,164)
Class B	(470)	(1)	(280)	(35)	(6)	(28)	(13)

Net increase/(decrease)
Class A	53,778	6,896	5,734	851	(5,407)	36,589	94,397

Class B	95	2	662	2	(1)	(14)	36

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$2,466,777	$190,760	$136,447	$59,745	$292,396	$1,295,915	$1,861,720
Proceeds from sales of securities	2,140,803	108,322	73,624	46,449	359,374	817,999	1,108,121

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2013

	JNL/S&P Intrinsic Value Fund	JNL/S&P Total Yield Fund	JNL/T. Rowe Price Established Growth Fund	JNL/T. Rowe Price Mid-Cap Growth Fund	JNL/T. Rowe Price Short- Term Bond Fund	JNL/T. Rowe Price Value Fund	JNL/WMC Balanced Fund
Operations
Net investment income (loss)	$16,901	$14,321	$(5,519)	$(8,263)	$13,645	$25,702	$44,131
Net realized gain (loss)	242,059	234,565	258,372	191,784	1,899	175,144	131,438
Net change in unrealized appreciation (depreciation)	167,446	73,095	883,722	478,776	(15,117)	428,944	323,547

Net increase (decrease) in net assets from operations	426,406	321,981	1,136,575	662,297	427	629,790	499,116

Distributions to shareholders
From net investment income
Class A	(12,521)	(9,279)	(2,641)	–	(21,288)	(25,537)	(42,971)
Class B	(6)	(5)	(96)	–	(4)	(14)	(19)
From net realized gains
Class A	(62,093)	(42,180)	(149,035)	(143,809)	–	(84,208)	(45,129)
Class B	(28)	(20)	(1,977)	(3,181)	–	(41)	(18)

Total distributions to shareholders	(74,648)	(51,484)	(153,749)	(146,990)	(21,292)	(109,800)	(88,137)

Share transactions[1]
Proceeds from the sale of shares
Class A	900,392	744,468	1,382,038	617,956	1,090,251	890,217	894,598
Class B	490	672	5,835	8,492	177	258	266
Reinvestment of distributions
Class A	74,614	51,459	151,676	143,809	21,288	109,745	88,100
Class B	34	25	2,073	3,181	4	55	37
Cost of shares redeemed
Class A	(409,030)	(417,842)	(675,411)	(486,472)	(1,452,346)	(657,008)	(446,099)
Class B	(407)	(419)	(6,780)	(8,391)	(90)	(418)	(276)

Net increase (decrease) in net assets from share transactions	566,093	378,363	859,431	278,575	(340,716)	342,849	536,626

Net increase (decrease) net assets	917,851	648,860	1,842,257	793,882	(361,581)	862,839	947,605

Net assets beginning of year	699,143	518,795	2,539,784	1,771,590	2,019,092	1,566,627	2,399,227

Net assets end of year	$1,616,994	$1,167,655	$4,382,041	$2,565,472	$1,657,511	$2,429,466	$3,346,832

Undistributed (excess of distributions over) net investment income	$16,889	$14,311	$(75)	$(3,787)	$20,150	$25,662	$48,730

[1] Share transactions
Shares sold
Class A	64,214	55,362	48,635	17,922	108,391	61,318	44,598
Class B	36	56	209	248	18	17	12
Reinvestment of distributions
Class A	4,961	3,549	4,585	3,875	2,142	7,058	4,285
Class B	2	2	62	84	–	3	2
Shares redeemed
Class A	(29,450)	(31,041)	(23,720)	(14,214)	(144,491)	(44,744)	(22,250)
Class B	(30)	(34)	(234)	(240)	(9)	(27)	(13)

Net increase/(decrease)
Class A	39,725	27,870	29,500	7,583	(33,958)	23,632	26,633

Class B	8	24	37	92	9	(7)	1

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$1,666,726	$1,326,024	$1,778,083	$746,962	$1,087,606 (a)	$1,062,237	$8,887,439 (b)
Proceeds from sales of securities	1,163,449	985,716	1,112,874	682,179	1,305,782 (a)	784,969	8,403,249 (b)

(a)	Amounts include $413,608 and $576,443 of purchases and sales, respectively, of U.S. Government Securities.
(b)	Amounts include $7,806,190 and $7,604,097 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2013

	JNL/WMC Money Market Fund	JNL/WMC Value Fund
Operations
Net investment income (loss)	$–	$25,494
Net realized gain (loss)	16	76,063
Net change in unrealized appreciation (depreciation)	–	308,873

Net increase (decrease) in net assets from operations	16	410,430

Distributions to shareholders
From net investment income
Class A	(8)	(28,428)
Class B	–	(494)
From net realized gains
Class A	(6)	(61,150)
Class B	–	(956)

Total distributions to shareholders	(14)	(91,028)

Share transactions[1]
Proceeds from the sale of shares
Class A	2,232,828	497,449
Class B	6,328	3,754
Reinvestment of distributions
Class A	14	89,578
Class B	–	1,450
Cost of shares redeemed
Class A	(2,147,743)	(445,976)
Class B	(6,496)	(2,554)

Net increase (decrease) in net assets from share transactions	84,931	143,701

Net increase (decrease) net assets	84,933	463,103

Net assets beginning of year	1,251,809	1,282,193

Net assets end of year	$1,336,742	$1,745,296

Undistributed (excess of distributions over) net investment income	$(45)	$16,505

[1] Share transactions
Shares sold
Class A	2,232,828	23,162
Class B	6,328	178
Reinvestment of distributions
Class A	14	3,944
Class B	–	63
Shares redeemed
Class A	(2,147,743)	(20,523)
Class B	(6,496)	(118)

Net increase/(decrease)
Class A	85,100	6,583

Class B	(168)	123

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$764,233 (a)	$413,573
Proceeds from sales of securities	639,119 (a)	352,344

(a)	Amounts include $300,457 and $376,985 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2012

	JNL/AQR Managed Futures Strategy Fund	JNL/BlackRock Commodity Securities Strategy Fund	JNL/ BlackRock Global Allocation Fund(a)	JNL/ Brookfield Global Infrastructure Fund	JNL/Capital Guardian Global Balanced Fund	JNL/Capital Guardian Global Diversified Research Fund	JNL/DFA U.S. Core Equity Fund
Operations
Net investment income (loss)	$(6,446)	$3,149	$10,994	$5,778	$6,999	$4,787	$3,554
Net realized gain (loss)	25,042	(23,064)	209	10,502	6,423	10,400	26,246
Net change in unrealized appreciation (depreciation)	9,840	30,061	74,976	17,570	35,030	35,383	5,602

Net increase (decrease) in net assets from operations	28,436	10,146	86,179	33,850	48,452	50,570	35,402

Distributions to shareholders
From net investment income
Class A	–	–	–	(87)	(8,155)	(3,956)	(1,916)
Class B	–	–	–	–	(10)	(5)	(2)
From net realized gains
Class A	–	–	–	–	–	–	–
Class B	–	–	–	–	–	–	–

Total distributions to shareholders	–	–	–	(87)	(8,165)	(3,961)	(1,918)

Share transactions[1]
Proceeds from the sale of shares
Class A	227,873	766,008	1,187,669	172,694	82,960	62,041	112,633
Class B	–	233	251	48	71	87	62
Reinvestment of distributions
Class A	–	–	–	87	8,155	3,956	1,916
Class B	–	–	–	–	10	5	2
Cost of shares redeemed
Class A	(174,459)	(369,505)	(194,323)	(34,962)	(86,637)	(68,040)	(160,295)
Class B	–	(277)	(132)	(3)	(89)	(84)	(32)

Net increase (decrease) in net assets from share transactions	53,414	396,459	993,465	137,864	4,470	(2,035)	(45,714)

Net increase (decrease) net assets	81,850	406,605	1,079,644	171,627	44,757	44,574	(12,230)

Net assets beginning of year	459,846	1,053,165	513,414	127,386	371,518	299,630	242,497

Net assets end of year	$541,696	$1,459,770	$1,593,058	$299,013	$416,275	$344,204	$230,267

Undistributed (excess of distributions over) net investment income	$749	$2,668	$9,235	$5,834	$5,783	$4,736	$3,541

[1] Share transactions
Shares sold
Class A	24,023	75,182	113,405	15,056	8,678	2,598	14,283
Class B	–	23	24	4	7	4	8
Reinvestment of distributions
Class A	–	–	–	7	832	159	238
Class B	–	–	–	–	1	–	–
Shares redeemed
Class A	(18,410)	(36,213)	(18,550)	(3,034)	(9,058)	(2,852)	(19,802)
Class B	–	(27)	(13)	–	(9)	(4)	(4)

Net increase/(decrease)
Class A	5,613	38,969	94,855	12,029	452	(95)	(5,281)

Class B	–	(4)	11	4	(1)	–	4

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$–	$457,620	$1,248,928 (b)	$295,875	$331,379 (c)	$99,353	$287,692
Proceeds from sales of securities	–	104,185	440,100 (b)	155,732	331,413 (c)	104,942	316,390

(a)	Consolidated Statement of Changes in Net Assets.
(b)	Amounts include $135,251 and $82,515 of purchases and sales, respectively, of U.S. Government Securities.
(c)	Amounts include $147,670 and $148,857 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2012

	JNL/Eagle SmallCap Equity Fund	JNL/Eastspring Investments Asia ex-Japan Fund	JNL/Eastspring Investments China-India Fund	JNL/Franklin Templeton Global Growth Fund	JNL/Franklin Templeton Global Multisector Bond Fund	JNL/Franklin Templeton Income Fund	JNL/Franklin Templeton International Small Cap Growth Fund
Operations
Net investment income (loss)	$755	$1,730	$3,352	$10,325	$17,468	$78,883	$3,516
Net realized gain (loss)	31,569	(133)	(3,000)	7,297	12,603	(10,074)	6,958
Net change in unrealized appreciation (depreciation)	80,750	23,124	67,249	99,980	50,915	94,829	47,138

Net increase (decrease) in net assets from operations	113,074	24,721	67,601	117,602	80,986	163,638	57,612

Distributions to shareholders
From net investment income
Class A	–	(883)	(2,537)	(8,953)	(1,591)	(68,530)	(3,220)
Class B	–	(2)	(3)	(6)	–	(28)	(3)
From net realized gains
Class A	(9,601)	(5,971)	–	–	(29)	–	–
Class B	(7)	(9)	–	–	–	–	–

Total distributions to shareholders	(9,608)	(6,865)	(2,540)	(8,959)	(1,620)	(68,558)	(3,223)

Share transactions[1]
Proceeds from the sale of shares
Class A	736,551	107,476	140,879	171,129	819,094	542,247	106,624
Class B	478	91	160	83	228	255	120
Reinvestment of distributions
Class A	9,601	6,854	2,537	8,953	1,620	68,530	3,220
Class B	7	11	3	6	–	28	3
Cost of shares redeemed
Class A	(397,773)	(88,628)	(127,370)	(145,630)	(162,107)	(338,200)	(125,916)
Class B	(304)	(21)	(88)	(69)	(155)	(284)	(80)

Net increase (decrease) in net assets from share transactions	348,560	25,783	16,121	34,472	658,680	272,576	(16,029)

Net increase (decrease) net assets	452,026	43,639	81,182	143,115	738,046	367,656	38,360

Net assets beginning of year	821,012	108,700	292,817	515,023	239,692	1,255,200	220,009

Net assets end of year	$1,273,038	$152,339	$373,999	$658,138	$977,738	$1,622,856	$258,369

Undistributed (excess of distributions over) net investment income	$829	$1,718	$3,275	$10,145	$28,844	$77,052	$3,552

[1] Share transactions
Shares sold
Class A	32,980	13,480	20,958	20,783	73,040	51,400	13,763
Class B	22	12	25	9	21	24	17
Reinvestment of distributions
Class A	435	870	359	1,017	138	6,520	388
Class B	–	1	–	1	–	3	–
Shares redeemed
Class A	(18,255)	(11,229)	(19,263)	(17,544)	(14,419)	(32,148)	(16,187)
Class B	(14)	(3)	(13)	(8)	(14)	(28)	(11)

Net increase/(decrease)
Class A	15,160	3,121	2,054	4,256	58,759	25,772	(2,036)

Class B	8	10	12	2	7	(1)	6

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$844,645	$121,901	$100,722	$121,308	$548,351	$605,026	$71,271
Proceeds from sales of securities	510,172	101,810	78,770	81,770	55,811	326,500	90,403

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2012

	JNL/Franklin Templeton Mutual Shares Fund	JNL/Franklin Templeton Small Cap Value Fund	JNL/Goldman Sachs Core Plus Bond Fund	JNL/Goldman Sachs Emerging Markets Debt Fund	JNL/Goldman Sachs Mid Cap Value Fund	JNL/Goldman Sachs U.S. Equity Flex Fund	JNL/Invesco Global Real Estate Fund
Operations
Net investment income (loss)	$13,571	$7,147	$16,909	$43,592	$9,385	$287	$19,239
Net realized gain (loss)	41,232	6,051	37,777	44,991	34,850	7,284	42,274
Net change in unrealized appreciation (depreciation)	42,112	86,481	27,115	67,241	95,589	12,080	165,155

Net increase (decrease) in net assets from operations	96,915	99,679	81,801	155,824	139,824	19,651	226,668

Distributions to shareholders
From net investment income
Class A	(11,615)	(2,016)	(19,709)	–	(9,625)	(457)	(8,314)
Class B	(7)	(1)	(8)	–	(124)	(1)	(7)
From net realized gains
Class A	–	(1,037)	(30,686)	(20,900)	(9,310)	–	–
Class B	–	(1)	(11)	(6)	(101)	–	–

Total distributions to shareholders	(11,622)	(3,055)	(50,414)	(20,906)	(19,160)	(458)	(8,321)

Share transactions[1]
Proceeds from the sale of shares
Class A	148,134	606,580	576,953	366,443	337,582	51,308	749,265
Class B	78	81	152	29	19,271	65	223
Reinvestment of distributions
Class A	11,615	3,053	50,395	20,900	18,935	457	8,314
Class B	7	2	19	6	225	1	7
Cost of shares redeemed
Class A	(106,221)	(200,254)	(745,119)	(352,433)	(233,676)	(39,481)	(336,215)
Class B	(65)	(85)	(87)	(104)	(19,566)	(23)	(196)

Net increase (decrease) in net assets from share transactions	53,548	409,377	(117,687)	34,841	122,771	12,327	421,398

Net increase (decrease) net assets	138,841	506,001	(86,300)	169,759	243,435	31,520	639,745

Net assets beginning of year	690,657	414,065	995,401	783,162	734,142	98,404	723,563

Net assets end of year	$829,498	$920,066	$909,101	$952,921	$977,577	$129,924	$1,363,308

Undistributed (excess of distributions over) net investment income	$14,156	$7,141	$22,725	$52,832	$(17)	$284	$25,898

[1] Share transactions
Shares sold
Class A	16,692	51,888	45,660	27,135	32,007	6,199	81,679
Class B	8	7	11	3	1,792	8	24
Reinvestment of distributions
Class A	1,279	253	4,061	1,504	1,707	53	877
Class B	1	–	2	–	20	–	1
Shares redeemed
Class A	(11,983)	(17,428)	(58,098)	(26,205)	(22,166)	(4,804)	(37,885)
Class B	(7)	(7)	(7)	(8)	(1,780)	(3)	(22)

Net increase/(decrease)
Class A	5,988	34,713	(8,377)	2,434	11,548	1,448	44,671

Class B	2	–	6	(5)	32	5	3

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$263,738	$393,618	$12,513,801 (a)	$1,216,667	$781,637	$168,951	$947,350
Proceeds from sales of securities	232,252	43,338	12,641,439 (a)	1,092,654	673,493	152,736	532,154
Securities sold short covers	–	–	–	–	–	23,478	–
Securities sold short proceeds	–	–	–	–	–	28,212	–

(a)	Amounts include $12,038,472 and $12,208,269 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2012

	JNL/Invesco International Growth Fund	JNL/Invesco Large Cap Growth Fund	JNL/Invesco Small Cap Growth Fund	JNL/Ivy Asset Strategy Fund(a)	JNL/JPMorgan International Value Fund	JNL/JPMorgan MidCap Growth Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund
Operations
Net investment income (loss)	$9,518	$3,302	$698	$36,939	$17,825	$1,814	$39,937
Net realized gain (loss)	3,356	57,057	12,020	33,740	(27,506)	25,987	(170)
Net change in unrealized appreciation (depreciation)	90,352	62,112	24,366	209,291	99,939	46,437	12,099

Net increase (decrease) in net assets from operations	103,226	122,471	37,084	279,970	90,258	74,238	51,866

Distributions to shareholders
From net investment income
Class A	(11,342)	–	–	(1,924)	(21,546)	–	(36,019)
Class B	(9)	–	–	(1)	(27)	–	(22)
From net realized gains
Class A	–	(28,573)	(12,493)	–	–	–	–
Class B	–	(26)	(16)	–	–	–	–

Total distributions to shareholders	(11,351)	(28,599)	(12,509)	(1,925)	(21,573)	–	(36,041)

Share transactions[1]
Proceeds from the sale of shares
Class A	279,597	444,597	315,359	789,857	198,540	485,522	961,760
Class B	183	186	155	265	129	100	708
Reinvestment of distributions
Class A	11,342	28,573	12,493	1,924	21,546	–	36,019
Class B	9	26	16	1	27	–	22
Cost of shares redeemed
Class A	(289,334)	(526,077)	(136,121)	(629,500)	(368,170)	(442,742)	(745,936)
Class B	(133)	(114)	(174)	(236)	(110)	(89)	(1,078)

Net increase (decrease) in net assets from share transactions	1,664	(52,809)	191,728	162,311	(148,038)	42,791	251,495

Net increase (decrease) net assets	93,539	41,063	216,303	440,356	(79,353)	117,029	267,320

Net assets beginning of year	636,461	954,981	178,786	1,604,383	586,573	439,195	1,395,299

Net assets end of year	$730,000	$996,044	$395,089	$2,044,739	$507,220	$556,224	$1,662,619

Undistributed (excess of distributions over) net investment income	$9,525	$3,279	$699	$36,843	$19,186	$2,049	$42,775

[1] Share transactions
Shares sold
Class A	27,162	34,305	22,309	68,168	29,684	22,727	67,701
Class B	17	15	11	22	19	4	47
Reinvestment of distributions
Class A	1,061	2,266	894	161	3,155	–	2,544
Class B	1	2	1	–	4	–	2
Shares redeemed
Class A	(27,744)	(40,248)	(9,825)	(54,922)	(53,886)	(20,646)	(52,576)
Class B	(13)	(9)	(12)	(20)	(16)	(4)	(72)

Net increase/(decrease)
Class A	479	(3,677)	13,378	13,407	(21,047)	2,081	17,669

Class B	5	8	–	2	7	–	(23)

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$224,629	$1,079,322	$278,965	$1,258,513	$372,413	$540,959	$403,142 (b)
Proceeds from sales of securities	238,814	1,162,943	101,198	1,024,249	519,334	498,429	127,257 (b)

(a)	Consolidated Statement of Changes in Net Assets.
(b)	Amounts include $384,543 and $117,552 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2012

	JNL/Lazard Emerging Markets Fund	JNL/Invesco Mid Cap Value Fund	JNL/M&G Global Basics Fund	JNL/Mellon Capital Emerging Markets Index Fund	JNL/Mellon Capital European 30 Fund	JNL/Mellon Capital Pacific Rim 30 Fund	JNL/Mellon Capital S&P 500 Index Fund
Operations
Net investment income (loss)	$22,561	$583	$3,907	$4,691	$986	$3,379	$24,101
Net realized gain (loss)	28,178	9,705	3,836	(2,405)	(2,002)	(464)	16,587
Net change in unrealized appreciation (depreciation)	207,212	6,866	13,405	30,025	3,136	7,847	142,347

Net increase (decrease) in net assets from operations	257,951	17,154	21,148	32,311	2,120	10,762	183,035

Distributions to shareholders
From net investment income
Class A	(27,461)	(578)	(2,295)	(142)	(966)	(1,710)	(23,626)
Class B	(16)	(1)	(1)	–	(5)	(4)	(280)
From net realized gains
Class A	(33,148)	–	(5,511)	–	(427)	(2,140)	(12,597)
Class B	(18)	–	(3)	–	(2)	(5)	(133)

Total distributions to shareholders	(60,643)	(579)	(7,810)	(142)	(1,400)	(3,859)	(36,636)

Share transactions[1]
Proceeds from the sale of shares
Class A	388,865	83,843	121,228	385,279	20,031	56,414	783,595
Class B	66	72	28	44	18	77	9,327
Reinvestment of distributions
Class A	60,609	578	7,806	142	1,393	3,850	36,223
Class B	34	1	4	–	7	9	413
Cost of shares redeemed
Class A	(407,206)	(103,672)	(202,443)	(113,746)	(13,321)	(48,606)	(496,288)
Class B	(223)	(93)	(34)	(9)	(38)	(24)	(8,165)

Net increase (decrease) in net assets from share transactions	42,145	(19,271)	(73,411)	271,710	8,090	11,720	325,105

Net increase (decrease) net assets	239,453	(2,696)	(60,073)	303,879	8,810	18,623	471,504

Net assets beginning of year	1,171,153	223,657	275,730	98,653	21,454	81,872	1,133,042

Net assets end of year	$1,410,606	$220,961	$215,657	$402,532	$30,264	$100,495	$1,604,546

Undistributed (excess of distributions over) net investment income	$22,353	$625	$3,501	$4,446	$983	$3,523	$391

[1] Share transactions
Shares sold
Class A	35,214	7,283	8,843	38,472	1,975	4,526	67,428
Class B	6	6	2	4	2	6	801
Reinvestment of distributions
Class A	5,586	51	586	14	142	303	3,045
Class B	3	–	–	–	1	1	34
Shares redeemed
Class A	(36,967)	(8,983)	(14,615)	(11,631)	(1,318)	(3,863)	(42,950)
Class B	(20)	(8)	(2)	(1)	(4)	(2)	(693)

Net increase/(decrease)
Class A	3,833	(1,649)	(5,186)	26,855	799	966	27,523

Class B	(11)	(2)	–	3	(1)	5	142

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$386,659	$244,656	$115,411	$539,094	$25,677	$121,654	$416,819
Proceeds from sales of securities	386,573	254,983	188,423	268,037	17,876	110,506	67,520

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2012

	JNL/Mellon Capital S&P 400 MidCap Index Fund	JNL/Mellon Capital Small Cap Index Fund	JNL/Mellon Capital International Index Fund	JNL/Mellon Capital Bond Index Fund	JNL/Mellon Capital Global Alpha Fund	JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund(a)	JNL/Morgan Stanley Mid Cap Growth Fund(a)
Operations
Net investment income (loss)	$9,433	$16,388	$41,695	$34,141	$(6,616)	$594	$45
Net realized gain (loss)	21,667	36,393	(10,252)	13,962	20,570	(158)	(241)
Net change in unrealized appreciation (depreciation)	92,672	80,751	209,550	12,406	(24,807)	1,265	291

Net increase (decrease) in net assets from operations	123,772	133,532	240,993	60,509	(10,853)	1,701	95

Distributions to shareholders
From net investment income
Class A	(9,434)	(16,517)	(43,274)	(39,686)	–	–	(64)
Class B	(92)	(201)	(605)	(104)	–	–	–
From net realized gains
Class A	(26,133)	(28,961)	–	(7,747)	(7,898)	–	–
Class B	(205)	(306)	–	(19)	(4)	–	–

Total distributions to shareholders	(35,864)	(45,985)	(43,879)	(47,556)	(7,902)	–	(64)

Share transactions[1]
Proceeds from the sale of shares
Class A	433,867	469,208	649,245	696,081	218,569	85,020	20,143
Class B	3,409	6,471	6,539	1,910	40	103	100
Reinvestment of distributions
Class A	35,567	45,478	43,274	47,433	7,898	–	64
Class B	297	507	605	123	4	–	–
Cost of shares redeemed
Class A	(236,876)	(298,246)	(296,586)	(479,160)	(234,651)	(8,714)	(3,234)
Class B	(3,364)	(7,507)	(6,839)	(1,885)	(63)	–	–

Net increase (decrease) in net assets from share transactions	232,900	215,911	396,238	264,502	(8,203)	76,409	17,073

Net increase (decrease) net assets	320,808	303,458	593,352	277,455	(26,958)	78,110	17,104

Net assets beginning of year	664,704	771,922	1,164,230	1,553,874	515,584	–	–

Net assets end of year	$985,512	$1,075,380	$1,757,582	$1,831,329	$488,626	$78,110	$17,104

Undistributed (excess of distributions over) net investment income	$3,667	$4,632	$944	$9,460	$6,830	$594	$–

[1] Share transactions
Shares sold
Class A	30,502	37,109	56,689	56,412	20,720	8,529	2,128
Class B	244	515	556	152	4	10	10
Reinvestment of distributions
Class A	2,453	3,554	3,553	3,891	763	–	7
Class B	20	39	48	10	–	–	–
Shares redeemed
Class A	(16,767)	(23,564)	(26,132)	(38,761)	(22,332)	(895)	(354)
Class B	(236)	(585)	(584)	(148)	(6)	–	–

Net increase/(decrease)
Class A	16,188	17,099	34,110	21,542	(849)	7,634	1,781

Class B	28	(31)	20	14	(2)	10	10

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$277,414	$334,466	$404,759	$1,783,227 (b)	$57,938	$116,820	$18,717
Proceeds from sales of securities	68,269	153,496	22,078	1,522,876 (b)	67,423	39,929	2,771

(a)	Period from April 30, 2012 (commencement of operations).
(b)	Amounts include $1,634,752 and $1,437,005 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2012

	JNL/Neuberger Berman Strategic Income Fund(a)	JNL/ Oppenheimer Global Growth Fund	JNL/PIMCO Real Return Fund	JNL/PIMCO Total Return Bond Fund	JNL/PPM America Floating Rate Income Fund	JNL/PPM America High Yield Bond Fund	JNL/PPM America Mid Cap Value Fund
Operations
Net investment income (loss)	$594	$8,166	$30,362	$84,366	$21,831	$115,200	$1,630
Net realized gain (loss)	593	12,037	209,279	145,389	189	31,567	(5,680)
Net change in unrealized appreciation (depreciation)	1,460	94,635	7,909	118,232	16,970	105,442	24,482

Net increase (decrease) in net assets from operations	2,647	114,838	247,550	347,987	38,990	252,209	20,432

Distributions to shareholders
From net investment income
Class A	–	(5,970)	(54,730)	(106,607)	(15,175)	(113,519)	(625)
Class B	–	(9)	(18)	(472)	–	(551)	(1)
From net realized gains
Class A	–	–	(171,433)	(110,917)	–	–	(9,170)
Class B	–	–	(53)	(451)	–	–	(9)

Total distributions to shareholders	–	(5,979)	(226,234)	(218,447)	(15,175)	(114,070)	(9,805)

Share transactions[1]
Proceeds from the sale of shares
Class A	91,896	213,219	1,661,451	2,864,576	371,951	1,446,317	147,181
Class B	119	153	609	8,571	–	3,758	56
Reinvestment of distributions
Class A	–	5,970	226,163	217,524	15,175	113,519	9,795
Class B	–	9	71	923	–	551	10
Cost of shares redeemed
Class A	(13,620)	(238,551)	(1,540,307)	(1,266,122)	(197,284)	(763,929)	(131,686)
Class B	(4)	(85)	(229)	(3,378)	–	(2,661)	(66)

Net increase (decrease) in net assets from share transactions	78,391	(19,285)	347,758	1,822,094	189,842	797,555	25,290

Net increase (decrease) net assets	81,038	89,574	369,074	1,951,634	213,657	935,694	35,917

Net assets beginning of year	–	547,361	2,715,054	3,861,260	445,716	1,269,758	118,022

Net assets end of year	$81,038	$636,935	$3,084,128	$5,812,894	$659,373	$2,205,452	$153,939

Undistributed (excess of distributions over) net investment income	$723	$8,190	$12,586	$2,389	$21,739	$4,760	$1,629

[1] Share transactions
Shares sold
Class A	9,009	20,534	123,671	217,019	35,333	202,973	13,767
Class B	11	15	45	614	–	484	5
Reinvestment of distributions
Class A	–	539	17,370	16,694	1,437	15,745	957
Class B	–	1	5	66	–	68	1
Shares redeemed
Class A	(1,331)	(22,553)	(113,482)	(96,330)	(18,838)	(108,008)	(12,332)
Class B	–	(8)	(17)	(240)	–	(337)	(6)

Net increase/(decrease)
Class A	7,678	(1,480)	27,559	137,383	17,932	110,710	2,392

Class B	11	8	33	440	–	215	–

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$216,021 (b)	$207,877	$3,549,786 (c)	$25,741,294 (d)	$473,403	$1,910,300	$133,651
Proceeds from sales of securities	125,292 (b)	225,317	3,321,009 (c)	24,267,841 (d)	281,258	1,154,647	166,320

(a)	Period from April 30, 2012 (commencement of operations).
(b)	Amounts include $143,223 and $107,391 of purchases and sales, respectively, of U.S. Government Securities.
(c)	Amounts include $3,147,146 and $2,768,782 of purchases and sales, respectively, of U.S. Government Securities.
(d)	Amounts include $24,710,841 and $23,445,731 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2012

	JNL/PPM America Small Cap Value Fund	JNL/PPM America Value Equity Fund	JNL/Red Rocks Listed Private Equity Fund	JNL/S&P Competitive Advantage Fund	JNL/S&P Dividend Income & Growth Fund	JNL/S&P Intrinsic Value Fund	JNL/S&P Total Yield Fund
Operations
Net investment income (loss)	$948	$1,991	$11,606	$8,388	$37,874	$12,522	$9,303
Net realized gain (loss)	1,091	5,109	(19,932)	91,539	87,304	59,762	43,643
Net change in unrealized appreciation (depreciation)	14,045	9,522	179,701	(1,167)	3,664	8,908	32,148

Net increase (decrease) in net assets from operations	16,084	16,622	171,375	98,760	128,842	81,192	85,094

Distributions to shareholders
From net investment income
Class A	(969)	(1,618)	–	(4,235)	(18,607)	(6,541)	(4,297)
Class B	(79)	(6)	–	(3)	(7)	(4)	(1)
From net realized gains
Class A	(2,437)	–	(7,950)	(10,418)	(52,490)	(15,790)	(4,917)
Class B	(158)	–	(5)	(7)	(18)	(9)	(1)

Total distributions to shareholders	(3,643)	(1,624)	(7,955)	(14,663)	(71,122)	(22,344)	(9,216)

Share transactions[1]
Proceeds from the sale of shares
Class A	107,131	61,660	113,886	448,045	640,731	315,618	223,569
Class B	4,238	120	62	449	155	395	84
Reinvestment of distributions
Class A	3,406	1,618	7,950	14,653	71,097	22,331	9,214
Class B	237	6	5	10	25	13	2
Cost of shares redeemed
Class A	(91,668)	(62,287)	(203,252)	(256,995)	(422,972)	(266,744)	(158,670)
Class B	(4,664)	(60)	(146)	(43)	(97)	(198)	(104)

Net increase (decrease) in net assets from share transactions	18,680	1,057	(81,495)	206,119	288,939	71,415	74,095

Net increase (decrease) net assets	31,121	16,055	81,925	290,216	346,659	130,263	149,973

Net assets beginning of year	74,612	102,600	602,741	534,508	920,892	568,880	368,822

Net assets end of year	$105,733	$118,655	$684,666	$824,724	$1,267,551	$699,143	$518,795

Undistributed (excess of distributions over) net investment income	$11	$1,985	$15,809	$8,382	$37,897	$12,515	$9,274

[1] Share transactions
Shares sold
Class A	11,577	4,907	13,630	36,626	55,280	29,396	22,783
Class B	440	10	8	36	13	36	9
Reinvestment of distributions
Class A	350	124	887	1,193	6,286	2,071	907
Class B	24	–	1	1	2	1	–
Shares redeemed
Class A	(9,907)	(4,910)	(24,282)	(20,912)	(36,313)	(24,977)	(16,227)
Class B	(501)	(5)	(18)	(4)	(8)	(19)	(11)

Net increase/(decrease)
Class A	2,020	121	(9,765)	16,907	25,253	6,490	7,463

Class B	(37)	5	(9)	33	7	18	(2)

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$102,875	$48,414	$201,532	$609,768	$886,062	$555,034	$410,532
Proceeds from sales of securities	86,222	46,810	285,840	412,050	628,508	492,420	337,265

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2012

	JNL/T. Rowe Price Established Growth Fund	JNL/T. Rowe Price Mid-Cap Growth Fund	JNL/T. Rowe Price Short- Term Bond Fund	JNL/T. Rowe Price Value Fund	JNL/BlackRock Large Cap Select Growth Fund	JNL/WMC Balanced Fund	JNL/WMC Money Market Fund
Operations
Net investment income (loss)	$2,725	$(1,988)	$16,288	$26,533	$210	$38,457	$–
Net realized gain (loss)	57,460	75,328	2,425	84,477	70,948	48,023	6
Net change in unrealized appreciation (depreciation)	298,200	128,589	14,345	155,504	(24,830)	109,877	–

Net increase (decrease) in net assets from operations	358,385	201,929	33,058	266,514	46,328	196,357	6

Distributions to shareholders
From net investment income
Class A	–	(3,323)	(18,051)	(18,611)	(711)	(28,387)	(10)
Class B	–	(155)	(2)	(13)	(1)	(15)	–
From net realized gains
Class A	–	(74,329)	–	–	(39,382)	(17,339)	(4)
Class B	–	(1,757)	–	–	(22)	(9)	–

Total distributions to shareholders	–	(79,564)	(18,053)	(18,624)	(40,116)	(45,750)	(14)

Share transactions[1]
Proceeds from the sale of shares
Class A	1,017,581	517,941	1,338,412	625,160	97,802	788,484	1,649,494
Class B	5,371	7,217	162	331	64	181	7,699
Reinvestment of distributions
Class A	–	77,652	18,051	18,611	40,093	45,726	14
Class B	–	1,912	2	13	23	24	–
Cost of shares redeemed
Class A	(674,431)	(421,800)	(573,259)	(631,318)	(122,582)	(379,371)	(1,460,317)
Class B	(5,727)	(9,142)	(247)	(204)	(75)	(345)	(8,321)

Net increase (decrease) in net assets from share transactions	342,794	173,780	783,121	12,593	15,325	454,699	188,569

Net increase (decrease) net assets	701,179	296,145	798,126	260,483	21,537	605,306	188,561

Net assets beginning of year	1,838,605	1,475,445	1,220,966	1,306,144	450,402	1,793,921	1,063,248

Net assets end of year	$2,539,784	$1,771,590	$2,019,092	$1,566,627	$471,939	$2,399,227	$1,251,809

Undistributed (excess of distributions over) net investment income	$2,650	$(7,519)	$21,243	$25,519	$193	$42,946	$(37)

[1] Share transactions
Shares sold
Class A	42,133	17,633	132,655	53,830	4,270	44,176	1,649,494
Class B	228	244	16	28	2	10	7,699
Reinvestment of distributions
Class A	–	2,659	1,794	1,541	1,894	2,538	13
Class B	–	64	–	1	1	1	–
Shares redeemed
Class A	(27,885)	(14,437)	(56,938)	(53,172)	(5,398)	(21,212)	(1,460,316)
Class B	(236)	(305)	(24)	(17)	(3)	(19)	(8,321)

Net increase/(decrease)
Class A	14,248	5,855	77,511	2,199	766	25,502	189,191

Class B	(8)	3	(8)	12	–	(8)	(622)

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$1,006,629	$607,212	$1,290,645 (a)	$925,393	$660,963	$5,452,249 (b)	$485,118 (c)
Proceeds from sales of securities	649,019	522,631	619,092 (a)	915,400	676,032	4,967,048 (b)	399,789 (c)

(a)	Amounts include $471,087 and $315,893 of purchases and sales, respectively, of U.S. Government Securities.
(b)	Amounts include $4,689,464 and $4,506,128 of purchases and sales, respectively, of U.S. Government Securities.
(c)	Amounts include $327,425 and $231,740 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2012

JNL/WMC Value Fund
Operations
Net investment income (loss)	$27,586
Net realized gain (loss)	91,370
Net change in unrealized appreciation (depreciation)	91,419

Net increase (decrease) in net assets from operations	210,375

Distributions to shareholders
From net investment income
Class A	(27,075)
Class B	(462)
From net realized gains
Class A	(40,599)
Class B	(621)

Total distributions to shareholders	(68,757)

Share transactions[1]
Proceeds from the sale of shares
Class A	459,648
Class B	2,841
Reinvestment of distributions
Class A	67,674
Class B	1,083
Cost of shares redeemed
Class A	(624,618)
Class B	(3,236)

Net increase (decrease) in net assets from share transactions	(96,608)

Net increase (decrease) net assets	45,010

Net assets beginning of year	1,237,183

Net assets end of year	$1,282,193

Undistributed (excess of distributions over) net investment income	$19,971

[1] Share transactions
Shares sold
Class A	24,876
Class B	154
Reinvestment of distributions
Class A	3,620
Class B	57
Shares redeemed
Class A	(32,900)
Class B	(171)

Net increase/(decrease)
Class A	(4,404)

Class B	40

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$413,927
Proceeds from sales of securities	573,517

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Financial Highlights

For a Share Outstanding

		Increase (Decrease) from Investment Operations(a)			Distributions from					Supplemental Data				Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions		Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)		Net Expenses to Average Net Assets		Total Expenses to Average Net Assets		Net Investment Income (Loss) to Average Net Assets
JNL/AQR Managed Futures Strategy Fund
Class A
12/31/2013(u)	$9.99	$(0.14)	$0.83	$0.69	$(0.37)		$(0.01)		$10.30	7.08%	$482,706	0%		1.35%		1.35%		(1.32)%
12/31/2012	9.46	(0.12)	0.65	0.53	–		–		9.99	5.60	541,596	0		1.35		1.35		(1.31)
12/31/2011*	10.00	(0.04)	(0.50)	(0.54)	–		–		9.46	(5.40)	459,751	0		1.36		1.36		(1.34)
Class B
12/31/2013(u)	10.02	(0.12)	0.82	0.70	(0.39)		(0.01)		10.32	7.19	107	0		1.15		1.15		(1.12)
12/31/2012	9.47	(0.12)	0.67	0.55	–		–		10.02	5.81	100	0		1.15		1.15		(1.26)
12/31/2011*	10.00	(0.04)	(0.49)	(0.53)	–		–		9.47	(5.30)	95	0		1.16		1.16		(1.14)
JNL/BlackRock Commodity Securities Strategy Fund
Class A
12/31/2013(u)	10.23	0.01	0.96	0.97	(0.04)		–		11.16	9.51	1,454,041	23		0.97		0.97		0.13
12/31/2012	10.15	0.03	0.05	0.08	–		–		10.23	0.79	1,458,953	11		0.98		0.98		0.26
12/31/2011	11.02	(0.02)	(0.79)	(0.81)	(0.06)		–		10.15	(7.37)	1,052,317	14		0.98		0.98		(0.21)
12/31/2010	9.41	0.08	1.56	1.64	(0.03)		–		11.02	17.44	1,000,238	102		1.00		1.00		0.87
12/31/2009	6.31	0.07	3.09	3.16	(0.06)		–		9.41	50.17	641,108	108		1.03		1.03		0.88
Class B
12/31/2013(u)	10.30	0.04	0.97	1.01	(0.06)		–		11.25	9.83	910	23		0.77		0.77		0.34
12/31/2012	10.20	0.04	0.06	0.10	–		–		10.30	0.98	817	11		0.78		0.78		0.43
12/31/2011	11.06	(0.00)	(0.79)	(0.79)	(0.07)		–		10.20	(7.13)	848	14		0.78		0.78		(0.01)
12/31/2010	9.44	0.11	1.55	1.66	(0.04)		–		11.06	17.59	694	102		0.80		0.80		1.13
12/31/2009	6.33	0.09	3.09	3.18	(0.07)		–		9.44	50.34	538	108		0.83		0.83		1.22
JNL/BlackRock Global Allocation Fund(e)
Class A
12/31/2013	10.86	0.09	1.46	1.55	(0.06)		–		12.35	14.31	2,747,805	54		1.08	(j)	1.08	(j)	0.77
12/31/2012	9.91	0.11	0.84	0.95	–		–		10.86	9.59	1,592,841	49		1.10		1.10		1.03
12/31/2011	10.35	0.01	(0.41)	(0.40)	(0.04)		(0.00	)(f)	9.91	(3.82)	513,329	33	(g)	0.81		1.19		0.08
12/31/2010*	10.00	0.28	0.07	0.35	–		–		10.35	3.50	179,580	5		0.59		1.26		12.50
Class B
12/31/2013	10.91	0.12	1.45	1.57	(0.07)		–		12.41	14.43	247	54		0.88	(j)	0.88	(j)	1.01
12/31/2012	9.94	0.13	0.84	0.97	–		–		10.91	9.76	217	49		0.90		0.90		1.24
12/31/2011	10.35	0.02	(0.38)	(0.36)	(0.05)		(0.00	)(f)	9.94	(3.53)	85	33	(g)	0.61		0.99		0.28
12/31/2010*	10.00	0.33	0.02	0.35	–		–		10.35	3.50	20	5		0.39		1.06		14.63
JNL/BlackRock Large Cap Select Growth Fund
Class A
12/31/2013	21.52	(0.06)	8.34	8.28	(0.01)		(2.07)		27.72	38.99 (t)	1,013,437	125		0.95		0.95		(0.23)
12/31/2012	21.28	0.01	2.22	2.23	(0.04)		(1.95)		21.52	10.61	471,670	143		0.97		0.97		0.04
12/31/2011	21.19	0.03	0.13	0.16	(0.07)		–		21.28	0.75	450,150	40		0.96		0.96		0.13
12/31/2010	18.85	0.04	2.35	2.39	(0.05)		–		21.19	12.67	894,742	34		0.95		0.95		0.21
12/31/2009	13.99	0.09	4.79	4.88	(0.02)		–		18.85	34.91	554,978	55		0.98		0.98		0.57
Class B
12/31/2013	21.96	(0.01)	8.52	8.51	(0.03)		(2.07)		28.37	39.30 (t)	352	125		0.75		0.75		(0.04)
12/31/2012	21.69	0.06	2.25	2.31	(0.09)		(1.95)		21.96	10.81	269	143		0.77		0.77		0.25
12/31/2011	21.43	0.07	0.33	0.40	(0.14)		–		21.69	1.84	252	40		0.76		0.76		0.32
12/31/2010	19.03	0.08	2.39	2.47	(0.07)		–		21.43	12.96	227	34		0.75		0.75		0.40
12/31/2009	14.11	0.12	4.84	4.96	(0.04)		–		19.03	35.16	310	55		0.78		0.78		0.73
JNL/Brookfield Global Infrastructure Fund
Class A
12/31/2013	12.29	0.24	2.62	2.86	(0.08)		(0.28)		14.79	23.43	674,917	68		1.15		1.15		1.72
12/31/2012	10.36	0.33	1.60	1.93	(0.00	)(f)	–		12.29	18.67	298,842	79		1.15		1.15		2.90
12/31/2011*	10.00	0.01	0.35	0.36	–		–		10.36	3.60	127,282	0		1.18		1.18		1.96
Class B
12/31/2013	12.32	0.25	2.64	2.89	(0.09)		(0.28)		14.84	23.62	151	68		0.95		0.95		1.85
12/31/2012	10.36	0.35	1.61	1.96	(0.00	)(f)	–		12.32	18.96	171	79		0.95		0.95		3.05
12/31/2011*	10.00	0.01	0.35	0.36	–		–		10.36	3.60	104	0		0.98		0.98		2.16

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Financial Highlights

For a Share Outstanding

		Increase (Decrease) from Investment Operations(a)			Distributions from			Supplemental Data					Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(c)		Net Assets, End of Period (in thousands)	Portfolio Turnover(d)		Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/Capital Guardian Global Balanced Fund
Class A
12/31/2013	$9.94	$0.13	$1.41	$1.54	$(0.18)	$–	$11.30	15.55	%(t)	$484,776	56	%(h)	1.01%	1.01%	1.20%
12/31/2012	8.97	0.17	1.00	1.17	(0.20)	–	9.94	13.04		415,794	37	(h)	1.01	1.01	1.75
12/31/2011	9.52	0.15	(0.60)	(0.45)	(0.10)	–	8.97	(4.76)		371,075	46	(h)	1.01	1.01	1.58
12/31/2010	8.82	0.14	0.65	0.79	(0.09)	–	9.52	9.01		358,593	47	(h)	1.01	1.01	1.62
12/31/2009	7.35	0.15	1.50	1.65	(0.18)	–	8.82	22.48		279,806	78		1.01	1.01	1.88
Class B
12/31/2013	10.19	0.15	1.45	1.60	(0.20)	–	11.59	15.75	(t)	553	56	(h)	0.81	0.81	1.40
12/31/2012	9.18	0.19	1.04	1.23	(0.22)	–	10.19	13.38		481	37	(h)	0.81	0.81	1.95
12/31/2011	9.75	0.17	(0.63)	(0.46)	(0.11)	–	9.18	(4.70)		443	46	(h)	0.81	0.81	1.77
12/31/2010	9.01	0.16	0.68	0.84	(0.10)	–	9.75	9.40		421	47	(h)	0.81	0.81	1.82
12/31/2009	7.50	0.17	1.54	1.71	(0.20)	–	9.01	22.75		411	78		0.81	0.81	2.04
JNL/Capital Guardian Global Diversified Research Fund
Class A
12/31/2013	25.41	0.25	5.64	5.89	(0.35)	–	30.95	23.23	(t)	419,923	28		1.07	1.07	0.88
12/31/2012	21.97	0.35	3.38	3.73	(0.29)	–	25.41	17.02		343,838	32		1.08	1.08	1.47
12/31/2011	23.23	0.27	(1.31)	(1.04)	(0.22)	–	21.97	(4.51)		299,322	39		1.08	1.08	1.17
12/31/2010	20.92	0.21	2.25	2.46	(0.15)	–	23.23	11.77		436,897	30		1.08	1.08	1.00
12/31/2009	15.33	0.17	5.70	5.87	(0.28)	–	20.92	38.32	(i)	332,577	85		1.09	1.09	0.97
Class B
12/31/2013	25.65	0.31	5.70	6.01	(0.40)	–	31.26	23.48	(t)	416	28		0.87	0.87	1.08
12/31/2012	22.17	0.40	3.42	3.82	(0.34)	–	25.65	17.28		366	32		0.88	0.88	1.68
12/31/2011	23.40	0.33	(1.29)	(0.96)	(0.27)	–	22.17	(4.12)		308	39		0.88	0.88	1.41
12/31/2010	21.05	0.25	2.27	2.52	(0.17)	–	23.40	12.01		311	30		0.88	0.88	1.21
12/31/2009	15.41	0.21	5.74	5.95	(0.31)	–	21.05	38.63	(i)	329	85		0.89	0.89	1.19
JNL/DFA U.S. Core Equity Fund
Class A
12/31/2013	8.15	0.10	2.75	2.85	(0.08)	(0.38)	10.54	35.17		500,412	9		0.80	0.91	1.03
12/31/2012	7.23	0.11	0.88	0.99	(0.07)	–	8.15	13.70		230,034	113		0.84	0.92	1.34
12/31/2011	7.33	0.06	(0.12)	(0.06)	(0.04)	–	7.23	(0.84)		242,320	44		0.93	0.93	0.85
12/31/2010	6.57	0.05	0.73	0.78	(0.02)	–	7.33	11.86		203,409	52		0.93	0.93	0.79
12/31/2009	4.96	0.05	1.63	1.68	(0.07)	–	6.57	33.83		84,192	36		0.96	0.96	0.84
Class B
12/31/2013	8.52	0.12	2.88	3.00	(0.09)	(0.38)	11.05	35.43		342	9		0.60	0.71	1.24
12/31/2012	7.56	0.13	0.92	1.05	(0.09)	–	8.52	13.85		233	113		0.64	0.72	1.61
12/31/2011	7.65	0.08	(0.12)	(0.04)	(0.05)	–	7.56	(0.55)		177	44		0.73	0.73	1.10
12/31/2010	6.85	0.06	0.76	0.82	(0.02)	–	7.65	12.02		119	52		0.73	0.73	0.95
12/31/2009	5.16	0.07	1.70	1.77	(0.08)	–	6.85	34.26		94	36		0.76	0.76	1.11
JNL/Eagle SmallCap Equity Fund
Class A
12/31/2013	22.77	(0.07)	6.99	6.92	(0.02)	(0.58)	29.09	30.47	(t)	1,637,979	71		0.97	0.97	(0.28)
12/31/2012	20.16	0.02	2.76	2.78	–	(0.17)	22.77	13.83		1,272,126	51		0.98	0.98	0.07
12/31/2011	21.88	(0.11)	(0.41)	(0.52)	–	(1.20)	20.16	(2.31)		820,374	39		0.99	0.99	(0.51)
12/31/2010	16.14	(0.03)	5.80	5.77	(0.03)	–	21.88	35.73		589,399	50		1.02	1.02	(0.18)
12/31/2009	11.91	0.04	4.19	4.23	–	–	16.14	35.52		279,448	67		1.03	1.03	0.34
Class B
12/31/2013	23.29	(0.02)	7.15	7.13	(0.06)	(0.58)	29.78	30.69	(t)	1,159	71		0.77	0.77	(0.08)
12/31/2012	20.57	0.05	2.84	2.89	–	(0.17)	23.29	14.09		912	51		0.78	0.78	0.23
12/31/2011	22.25	(0.07)	(0.41)	(0.48)	–	(1.20)	20.57	(2.09)		638	39		0.79	0.79	(0.31)
12/31/2010	16.40	0.00	5.89	5.89	(0.04)	–	22.25	35.94		531	50		0.82	0.82	0.02
12/31/2009	12.08	0.06	4.26	4.32	–	–	16.40	35.76		248	67		0.83	0.83	0.44

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Financial Highlights

For a Share Outstanding

		Increase (Decrease) from Investment Operations(a)			Distributions from					Supplemental Data			Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions		Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/Eastspring Investments Asia ex-Japan Fund
Class A
12/31/2013	$8.22	$0.09	$(0.59)	$(0.50)	$(0.10)		$(0.06)		$7.56	(6.04)%	$135,262	68%	1.27%	1.27%	1.12%
12/31/2012	7.05	0.10	1.47	1.57	(0.05)		(0.35)		8.22	22.55	152,083	76	1.27	1.27	1.25
12/31/2011	9.71	0.08	(2.10)	(2.02)	(0.04)		(0.60)		7.05	(21.20)	108,550	72	1.28	1.28	0.88
12/31/2010	8.14	0.03	1.55	1.58	(0.01)		–		9.71	19.40	150,646	75	1.31	1.31	0.40
12/31/2009	4.80	0.03	3.31	3.34	(0.00	)(f)	–		8.14	69.59	108,276	39	1.27	1.27	0.46
Class B
12/31/2013	8.24	0.11	(0.59)	(0.48)	(0.12)		(0.06)		7.58	(5.84)	165	68	1.07	1.07	1.35
12/31/2012	7.07	0.11	1.48	1.59	(0.07)		(0.35)		8.24	22.72	256	76	1.07	1.07	1.43
12/31/2011	9.73	0.10	(2.11)	(2.01)	(0.05)		(0.60)		7.07	(21.00)	150	72	1.08	1.08	1.13
12/31/2010	8.15	0.06	1.54	1.60	(0.02)		–		9.73	19.59	187	75	1.11	1.11	0.65
12/31/2009	4.80	0.06	3.29	3.35	(0.00	)(f)	–		8.15	69.80	134	39	1.07	1.07	0.94
JNL/Eastspring Investments China-India Fund
Class A
12/31/2013	7.38	0.07	(0.24)	(0.17)	(0.07)		–		7.14	(2.35)	354,740	29	1.31	1.31	1.07
12/31/2012	6.02	0.07	1.34	1.41	(0.05)		–		7.38	23.48	373,612	24	1.31	1.31	0.99
12/31/2011	8.93	0.06	(2.52)	(2.46)	(0.03)		(0.42)		6.02	(27.89)	292,573	20	1.31	1.31	0.76
12/31/2010	7.71	0.04	1.26	1.30	–		(0.08)		8.93	16.93	385,002	40	1.33	1.33	0.46
12/31/2009	4.23	(0.00)	3.48	3.48	–		–		7.71	82.27	233,497	73	1.33	1.33	0.05
Class B
12/31/2013	7.43	0.10	(0.26)	(0.16)	(0.08)		–		7.19	(2.14)	271	29	1.11	1.11	1.40
12/31/2012	6.07	0.08	1.34	1.42	(0.06)		–		7.43	23.52	387	24	1.11	1.11	1.23
12/31/2011	8.98	0.08	(2.53)	(2.45)	(0.04)		(0.42)		6.07	(27.61)	244	20	1.11	1.11	1.01
12/31/2010	7.74	0.04	1.28	1.32	–		(0.08)		8.98	17.12	332	40	1.13	1.13	0.55
12/31/2009	4.24	0.03	3.47	3.50	–		–		7.74	82.55	239	73	1.13	1.13	0.40
JNL/Franklin Templeton Global Growth Fund
Class A
12/31/2013	9.05	0.13	2.61	2.74	(0.12)		–		11.67	30.35	988,313	17	1.02	1.02	1.26
12/31/2012	7.52	0.15	1.51	1.66	(0.13)		–		9.05	22.06	657,764	15	1.05	1.05	1.77
12/31/2011	8.08	0.14	(0.63)	(0.49)	(0.07)		–		7.52	(6.08)	514,730	18	1.06	1.06	1.78
12/31/2010	7.64	0.10	0.44	0.54	(0.10)		–		8.08	7.07	475,458	5	1.08	1.08	1.38
12/31/2009	5.92	0.10	1.74	1.84	(0.12)		–		7.64	31.06	375,505	5	1.10	1.10	1.58
Class B
12/31/2013	9.07	0.15	2.63	2.78	(0.14)		–		11.71	30.66	478	17	0.82	0.82	1.49
12/31/2012	7.53	0.16	1.52	1.68	(0.14)		–		9.07	22.35	374	15	0.85	0.85	1.99
12/31/2011	8.10	0.16	(0.65)	(0.49)	(0.08)		–		7.53	(6.04)	293	18	0.86	0.86	2.00
12/31/2010	7.65	0.12	0.44	0.56	(0.11)		–		8.10	7.32	283	5	0.88	0.88	1.58
12/31/2009	5.93	0.12	1.73	1.85	(0.13)		–		7.65	31.21	219	5	0.90	0.90	1.85
JNL/Franklin Templeton Global Multisector Bond Fund
Class A
12/31/2013	11.84	0.40	0.01	0.41	(0.26)		(0.00	)(f)	11.99	3.53	1,752,613	26	1.08	1.09	3.34
12/31/2012	10.07	0.39	1.40	1.79	(0.02)		(0.00	)(f)	11.84	17.78	977,534	11	1.10	1.10	3.48
12/31/2011*	10.00	0.01	0.06	0.07	–		–		10.07	0.70	239,591	3	1.12	1.12	2.34
Class B
12/31/2013	11.86	0.42	0.02	0.44	(0.27)		(0.00	)(f)	12.03	3.75	295	26	0.88	0.89	3.51
12/31/2012	10.07	0.31	1.50	1.81	(0.02)		(0.00	)(f)	11.86	17.98	204	11	0.90	0.90	2.82
12/31/2011*	10.00	0.01	0.06	0.07	–		–		10.07	0.70	101	3	0.92	0.92	2.52

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Financial Highlights

For a Share Outstanding

		Increase (Decrease) from Investment Operations(a)			Distributions from				Supplemental Data			Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets		Total Expenses to Average Net Assets		Net Investment Income (Loss) to Average Net Assets
JNL/Franklin Templeton Income Fund
Class A
12/31/2013	$10.67	$0.51	$0.98	$1.49	$(0.43)		$–	$11.73	14.08%	$2,192,366	20%	0.93%		0.93%		4.49%
12/31/2012	9.94	0.58	0.63	1.21	(0.48)		–	10.67	12.20	1,622,308	24	0.94		0.94		5.47
12/31/2011	10.10	0.60	(0.35)	0.25	(0.41)		–	9.94	2.53	1,254,686	21	0.95		0.95		5.84
12/31/2010	9.29	0.50	0.66	1.16	(0.35)		–	10.10	12.57	1,061,794	33	0.96		0.96		5.17
12/31/2009	7.39	0.55	1.88	2.43	(0.53)		–	9.29	32.92	728,236	39	1.00		1.00		6.51
Class B
12/31/2013	10.29	0.52	0.94	1.46	(0.45)		–	11.30	14.27	661	20	0.73		0.73		4.69
12/31/2012	9.59	0.58	0.61	1.19	(0.49)		–	10.29	12.51	548	24	0.74		0.74		5.66
12/31/2011	9.76	0.60	(0.34)	0.26	(0.43)		–	9.59	2.66	514	21	0.75		0.75		6.07
12/31/2010	8.98	0.50	0.64	1.14	(0.36)		–	9.76	12.79	346	33	0.76		0.76		5.37
12/31/2009	7.16	0.55	1.81	2.36	(0.54)		–	8.98	33.07	388	39	0.80		0.80		6.74
JNL/Franklin Templeton International Small Cap Growth Fund
Class A
12/31/2013	8.65	0.11	2.68	2.79	(0.10)		(0.16)	11.18	32.41	440,868	26	1.30		1.30		1.12
12/31/2012	6.89	0.11	1.76	1.87	(0.11)		–	8.65	27.26	258,118	32	1.30		1.30		1.46
12/31/2011	8.17	0.11	(1.28)	(1.17)	(0.11)		–	6.89	(14.38)	219,846	21	1.31		1.31		1.39
12/31/2010	6.85	0.14	1.27	1.41	(0.09)		–	8.17	20.55	213,824	162	1.30		1.30		1.96
12/31/2009	4.53	0.04	2.36	2.40	(0.08)		–	6.85	52.93	144,004	46	1.31		1.31		0.65
Class B
12/31/2013	8.70	0.14	2.69	2.83	(0.11)		(0.16)	11.26	32.73	287	26	1.10		1.10		1.36
12/31/2012	6.94	0.12	1.77	1.89	(0.13)		–	8.70	27.30	251	32	1.10		1.10		1.59
12/31/2011	8.21	0.12	(1.27)	(1.15)	(0.12)		–	6.94	(14.05)	163	21	1.11		1.11		1.54
12/31/2010	6.88	0.14	1.28	1.42	(0.09)		–	8.21	20.70	181	162	1.10		1.10		2.01
12/31/2009	4.55	0.05	2.36	2.41	(0.08)		–	6.88	53.05	218	46	1.11		1.11		0.88
JNL/Franklin Templeton Mutual Shares Fund
Class A
12/31/2013	9.21	0.17	2.43	2.60	(0.09)		–	11.72	28.29	1,119,740	28	1.03		1.03		1.55
12/31/2012	8.22	0.16	0.96	1.12	(0.13)		–	9.21	13.66	829,053	34	1.04		1.04		1.77
12/31/2011	8.48	0.16	(0.22)	(0.06)	(0.20)		–	8.22	(0.66)	690,280	37	1.06		1.06		1.85
12/31/2010	7.61	0.24	0.63	0.87	(0.00	)(f)	–	8.48	11.45	594,707	33	1.06		1.06		3.02
12/31/2009	6.20	0.10	1.55	1.65	(0.24)		–	7.61	26.74	423,572	61	1.11	(j)	1.11	(j)	1.48
Class B
12/31/2013	9.28	0.19	2.45	2.64	(0.11)		–	11.81	28.47	536	28	0.83		0.83		1.75
12/31/2012	8.27	0.18	0.98	1.16	(0.15)		–	9.28	14.01	445	34	0.84		0.84		1.98
12/31/2011	8.52	0.18	(0.22)	(0.04)	(0.21)		–	8.27	(0.40)	377	37	0.86		0.86		2.05
12/31/2010	7.64	0.26	0.63	0.89	(0.01)		–	8.52	11.66	358	33	0.86		0.86		3.26
12/31/2009	6.22	0.12	1.56	1.68	(0.26)		–	7.64	27.00	282	61	0.91	(j)	0.91	(j)	1.79
JNL/Franklin Templeton Small Cap Value Fund
Class A
12/31/2013	12.53	0.06	4.24	4.30	(0.12)		(0.10)	16.61	34.38	1,031,865	25	1.08		1.08		0.39
12/31/2012	10.69	0.15	1.73	1.88	(0.03)		(0.01)	12.53	17.62	919,607	8	1.10		1.10		1.28
12/31/2011	11.02	0.06	(0.36)	(0.30)	(0.03)		–	10.69	(2.73)	413,671	17	1.12		1.12		0.54
12/31/2010	8.72	0.05	2.29	2.34	(0.04)		–	11.02	26.84	294,200	9	1.14		1.14		0.50
12/31/2009	6.56	0.07	2.15	2.22	(0.06)		–	8.72	33.80	167,589	2	1.16		1.16		0.89
Class B
12/31/2013	12.51	0.09	4.24	4.33	(0.14)		(0.10)	16.60	34.67	556	25	0.88		0.88		0.60
12/31/2012	10.66	0.16	1.74	1.90	(0.04)		(0.01)	12.51	17.87	459	8	0.90		0.90		1.40
12/31/2011	10.98	0.08	(0.36)	(0.28)	(0.04)		–	10.66	(2.54)	394	17	0.92		0.92		0.72
12/31/2010	8.68	0.07	2.28	2.35	(0.05)		–	10.98	27.07	400	9	0.94		0.94		0.70
12/31/2009	6.53	0.08	2.14	2.22	(0.07)		–	8.68	33.96	237	2	0.96		0.96		1.09

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Financial Highlights

For a Share Outstanding

		Increase (Decrease) from Investment Operations(a)			Distributions from				Supplemental Data				Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions		Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)		Net Expenses to Average Net Assets		Total Expenses to Average Net Assets		Net Investment Income (Loss) to Average Net Assets
JNL/Goldman Sachs Core Plus Bond Fund
Class A
12/31/2013	$12.44	$0.19	$(0.32)	$(0.13)	$(0.37)	$(0.50)		$11.44	(1.05)%	$778,592	571	%(k)	0.88%		0.88%		1.58%
12/31/2012	12.22	0.20	0.74	0.94	(0.28)	(0.44)		12.44	7.76	908,757	843	(k)	0.88		0.88		1.58
12/31/2011	12.14	0.26	0.49	0.75	(0.24)	(0.43)		12.22	6.26	995,144	1,078	(k)	0.88		0.88		2.07
12/31/2010	11.68	0.28	0.60	0.88	(0.29)	(0.13)		12.14	7.63	1,056,413	977	(k)	0.88		0.88		2.33
12/31/2009	10.71	0.45	1.07	1.52	(0.50)	(0.05)		11.68	14.16	782,744	430	(k)	0.90		0.90		3.90
Class B
12/31/2013	12.63	0.22	(0.34)	(0.12)	(0.40)	(0.50)		11.61	(0.93)	378	571	(k)	0.68		0.68		1.77
12/31/2012	12.40	0.23	0.75	0.98	(0.31)	(0.44)		12.63	7.97	344	843	(k)	0.68		0.68		1.82
12/31/2011	12.30	0.29	0.50	0.79	(0.26)	(0.43)		12.40	6.52	257	1,078	(k)	0.68		0.68		2.28
12/31/2010	11.83	0.32	0.59	0.91	(0.31)	(0.13)		12.30	7.75	246	977	(k)	0.68		0.68		2.54
12/31/2009	10.83	0.48	1.09	1.57	(0.52)	(0.05)		11.83	14.47	245	430	(k)	0.70		0.70		4.14
JNL/Goldman Sachs Emerging Markets Debt Fund
Class A
12/31/2013	14.11	0.57	(1.67)	(1.10)	(1.09)	(0.46)		11.46	(7.77)	795,092	160		1.06		1.07		4.19
12/31/2012	12.03	0.67	1.73	2.40	–	(0.32)		14.11	19.96	952,660	138		1.07		1.07		5.05
12/31/2011	13.65	0.42	(1.03)	(0.61)	(0.68)	(0.33)		12.03	(4.67)	782,878	186		1.07		1.07		3.02
12/31/2010	11.89	0.61	1.30	1.91	(0.12)	(0.03)		13.65	16.07	762,892	160		1.08		1.08		4.65
12/31/2009	9.67	0.44	1.79	2.23	(0.01)	–		11.89	23.06	193,046	94		1.11		1.11		3.89
Class B
12/31/2013	14.22	0.60	(1.69)	(1.09)	(1.12)	(0.46)		11.55	(7.66)	169	160		0.86		0.87		4.38
12/31/2012	12.09	0.71	1.74	2.45	–	(0.32)		14.22	20.28	261	138		0.87		0.87		5.34
12/31/2011	13.70	0.45	(1.03)	(0.58)	(0.70)	(0.33)		12.09	(4.46)	284	186		0.87		0.87		3.23
12/31/2010	11.92	0.65	1.28	1.93	(0.12)	(0.03)		13.70	16.22	442	160		0.88		0.88		4.95
12/31/2009	9.67	0.47	1.79	2.26	(0.01)	–		11.92	23.38	197	94		0.91		0.91		4.23
JNL/Goldman Sachs Mid Cap Value Fund
Class A
12/31/2013	11.06	0.07	3.52	3.59	(0.05)	(2.55)		12.05	32.73	1,141,673	121		1.00		1.01		0.57
12/31/2012	9.56	0.11	1.61	1.72	(0.11)	(0.11)		11.06	18.01	967,000	80		1.01		1.01		1.08
12/31/2011	10.60	0.07	(0.77)	(0.70)	(0.06)	(0.28	)(l)	9.56	(6.54)	725,310	74		1.01		1.01		0.69
12/31/2010	8.56	0.05	2.04	2.09	(0.05)	–		10.60	24.40	496,550	85		1.02		1.02		0.58
12/31/2009	6.51	0.09	2.04	2.13	(0.08)	–		8.56	32.65	275,024	113		1.03		1.03		1.29
Class B
12/31/2013	11.09	0.10	3.52	3.62	(0.07)	(2.55)		12.09	32.90	19,136	121		0.80		0.81		0.80
12/31/2012	9.57	0.14	1.62	1.76	(0.13)	(0.11)		11.09	18.43	10,577	80		0.81		0.81		1.35
12/31/2011	10.61	0.09	(0.77)	(0.68)	(0.08)	(0.28	)(l)	9.57	(6.35)	8,832	74		0.81		0.81		0.83
12/31/2010	8.56	0.07	2.04	2.11	(0.06)	–		10.61	24.62	9,541	85		0.82		0.82		0.76
12/31/2009	6.50	0.11	2.04	2.15	(0.09)	–		8.56	33.09	5,701	113		0.83		0.83		1.55
JNL/Goldman Sachs U.S. Equity Flex Fund
Class A
12/31/2013	8.71	0.01	2.96	2.97	(0.02)	(0.18)		11.48	34.20	197,907	113		1.96	(j)	1.96	(j)	0.08
12/31/2012	7.31	0.02	1.41	1.43	(0.03)	–		8.71	19.59	129,675	106		2.13	(j)	2.13	(j)	0.24
12/31/2011	8.19	0.03	(0.90)	(0.87)	(0.01)	–		7.31	(10.63)	98,233	204		2.03	(j)	2.03	(j)	0.45
12/31/2010	7.58	0.01	0.65	0.66	(0.05)	–		8.19	8.70	115,234	639		1.88	(j)	1.88	(j)	0.17
12/31/2009	6.11	0.06	1.46	1.52	(0.05)	–		7.58	24.86	90,306	909		1.54	(j)	1.54	(j)	0.98
Class B
12/31/2013	8.77	0.03	2.97	3.00	(0.03)	(0.18)		11.56	34.36	203	113		1.76	(j)	1.76	(j)	0.26
12/31/2012	7.36	0.04	1.42	1.46	(0.05)	–		8.77	19.80	249	106		1.93	(j)	1.93	(j)	0.44
12/31/2011	8.24	0.05	(0.91)	(0.86)	(0.02)	–		7.36	(10.38)	171	204		1.83	(j)	1.83	(j)	0.68
12/31/2010	7.62	0.03	0.65	0.68	(0.06)	–		8.24	8.92	170	639		1.68	(j)	1.68	(j)	0.38
12/31/2009	6.14	0.08	1.46	1.54	(0.06)	–		7.62	25.07	147	909		1.34	(j)	1.34	(j)	1.19

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Financial Highlights

For a Share Outstanding

		Increase (Decrease) from Investment Operations(a)			Distributions from			Supplemental Data			Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/Invesco Global Real Estate Fund
Class A
12/31/2013	$9.88	$0.16	$0.11	$0.27	$(0.32)	$–	$9.83	2.76%	$1,544,958	54%	1.05%	1.05%	1.52%
12/31/2012	7.75	0.18	2.01	2.19	(0.06)	–	9.88	28.31	1,362,397	57	1.05	1.05	2.03
12/31/2011	8.50	0.16	(0.69)	(0.53)	(0.22)	–	7.75	(6.26)	722,875	59	1.06	1.06	1.87
12/31/2010	7.53	0.19	1.09	1.28	(0.31)	–	8.50	17.15	661,172	70	1.06	1.06	2.33
12/31/2009	5.79	0.18	1.70	1.88	(0.14)	–	7.53	32.53	342,951	65	1.07	1.07	2.78
Class B
12/31/2013	9.98	0.18	0.11	0.29	(0.33)	–	9.94	2.97	876	54	0.85	0.85	1.69
12/31/2012	7.82	0.20	2.03	2.23	(0.07)	–	9.98	28.58	911	57	0.85	0.85	2.23
12/31/2011	8.57	0.18	(0.70)	(0.52)	(0.23)	–	7.82	(6.10)	688	59	0.86	0.86	2.08
12/31/2010	7.58	0.20	1.10	1.30	(0.31)	–	8.57	17.37	616	70	0.86	0.86	2.51
12/31/2009	5.82	0.19	1.72	1.91	(0.15)	–	7.58	32.86	404	65	0.87	0.87	3.09
JNL/Invesco International Growth Fund
Class A
12/31/2013	10.89	0.16	1.90	2.06	(0.12)	–	12.83	18.98	1,229,170	21	0.99	0.99	1.36
12/31/2012	9.56	0.14	1.36	1.50	(0.17)	–	10.89	15.76	729,434	35	1.00	1.00	1.33
12/31/2011	10.34	0.18	(0.89)	(0.71)	(0.07)	–	9.56	(6.89)	636,015	24	1.01	1.01	1.80
12/31/2010	9.27	0.11	1.03	1.14	(0.07)	–	10.34	12.31	588,008	32	1.02	1.02	1.19
12/31/2009	6.88	0.12	2.42	2.54	(0.15)	–	9.27	36.99 (m)	431,595	27	1.04	1.04	1.55
Class B
12/31/2013	11.41	0.20	1.98	2.18	(0.14)	–	13.45	19.13	746	21	0.79	0.79	1.60
12/31/2012	10.01	0.16	1.43	1.59	(0.19)	–	11.41	15.95	566	35	0.80	0.80	1.52
12/31/2011	10.81	0.22	(0.94)	(0.72)	(0.08)	–	10.01	(6.64)	446	24	0.81	0.81	2.02
12/31/2010	9.68	0.14	1.07	1.21	(0.08)	–	10.81	12.52	485	32	0.82	0.82	1.43
12/31/2009	7.04	0.01	2.80	2.81	(0.17)	–	9.68	39.94 (m)	386	27	0.84	0.84	0.10
JNL/Invesco Large Cap Growth Fund
Class A
12/31/2013	12.81	0.01	5.00	5.01	(0.06)	(1.07)	16.69	39.58	1,016,287	88	0.96	0.96	0.06
12/31/2012	11.73	0.04	1.42	1.46	–	(0.38)	12.81	12.49	995,127	104	0.96	0.96	0.30
12/31/2011	12.59	(0.04)	(0.80)	(0.84)	(0.02)	–	11.73	(6.68)	954,232	112	0.96	0.96	(0.30)
12/31/2010	10.75	0.03	1.84	1.87	(0.03)	–	12.59	17.41	910,935	169	0.96	0.96	0.23
12/31/2009	8.67	0.04	2.07	2.11	(0.03)	–	10.75	24.29	624,156	57	0.97	0.97	0.45
Class B
12/31/2013	12.95	0.04	5.06	5.10	(0.10)	(1.07)	16.88	39.86	1,240	88	0.76	0.76	0.25
12/31/2012	11.83	0.07	1.43	1.50	–	(0.38)	12.95	12.73	917	104	0.76	0.76	0.53
12/31/2011	12.69	(0.01)	(0.81)	(0.82)	(0.04)	–	11.83	(6.49)	749	112	0.76	0.76	(0.10)
12/31/2010	10.82	0.05	1.86	1.91	(0.04)	–	12.69	17.69	778	169	0.76	0.76	0.43
12/31/2009	8.72	0.06	2.08	2.14	(0.04)	–	10.82	24.57	587	57	0.77	0.77	0.66
JNL/Invesco Mid Cap Value Fund
Class A
12/31/2013	11.67	0.06	3.55	3.61	(0.03)	–	15.25	30.90 (t)	380,623	159	1.01	1.01	0.43
12/31/2012	10.86	0.03	0.81	0.84	(0.03)	–	11.67	7.74	220,777	113	1.01	1.01	0.26
12/31/2011	11.59	0.03	(0.69)	(0.66)	(0.07)	–	10.86	(5.67)	223,465	86	1.02	1.02	0.30
12/31/2010	9.46	0.08	2.10	2.18	(0.05)	–	11.59	23.07	214,053	82	1.02	1.02	0.83
12/31/2009	6.82	0.07	2.63	2.70	(0.06)	–	9.46	39.65	164,730	79	1.03	1.03	0.86
Class B
12/31/2013	11.77	0.09	3.57	3.66	(0.04)	–	15.39	31.14 (t)	250	159	0.81	0.81	0.66
12/31/2012	10.96	0.05	0.81	0.86	(0.05)	–	11.77	7.89	184	113	0.81	0.81	0.46
12/31/2011	11.68	0.06	(0.69)	(0.63)	(0.09)	–	10.96	(5.38)	192	86	0.82	0.82	0.49
12/31/2010	9.53	0.10	2.11	2.21	(0.06)	–	11.68	23.24	176	82	0.82	0.82	1.00
12/31/2009	6.90	0.05	2.65	2.70	(0.07)	–	9.53	39.19	167	79	0.83	0.83	0.61

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Financial Highlights

For a Share Outstanding

		Increase (Decrease) from Investment Operations(a)			Distributions from				Supplemental Data			Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/Invesco Small Cap Growth Fund
Class A
12/31/2013	$14.30	$(0.05)	$5.71	$5.66	$(0.02)		$(0.35)	$19.59	39.69%	$731,601	30%	1.12%	1.13%	(0.30)%
12/31/2012	12.55	0.04	2.17	2.21	–		(0.46)	14.30	17.68	394,626	39	1.15	1.15	0.26
12/31/2011	12.76	(0.07)	(0.10)	(0.17)	–		(0.04)	12.55	(1.36)	178,378	56	1.15	1.15	(0.52)
12/31/2010	10.11	(0.05)	2.70	2.65	–		–	12.76	26.21	149,999	35	1.15	1.15	(0.50)
12/31/2009	7.50	(0.02)	2.63	2.61	–		–	10.11	34.80	92,793	33	1.16	1.16	(0.17)
Class B
12/31/2013	14.62	(0.02)	5.83	5.81	(0.03)		(0.35)	20.05	39.88	634	30	0.92	0.93	(0.10)
12/31/2012	12.79	0.05	2.24	2.29	–		(0.46)	14.62	17.97	463	39	0.95	0.95	0.35
12/31/2011	12.98	(0.04)	(0.11)	(0.15)	–		(0.04)	12.79	(1.18)	408	56	0.95	0.95	(0.33)
12/31/2010	10.26	(0.03)	2.75	2.72	–		–	12.98	26.51	414	35	0.95	0.95	(0.29)
12/31/2009	7.60	0.00	2.66	2.66	–		–	10.26	35.00	157	33	0.96	0.96	0.01
JNL/Ivy Asset Strategy Fund
Class A
12/31/2013(u)	12.37	0.08	2.84	2.92	(0.18)		–	15.11	23.65	3,049,751	82	1.20	1.20	0.60
12/31/2012	10.56	0.23	1.59	1.82	(0.01)		–	12.37	17.26	2,044,238	57	1.21	1.21	1.98
12/31/2011	11.43	0.04	(0.90)	(0.86)	(0.01)		–	10.56	(7.49)	1,603,982	60	1.22	1.22	0.34
12/31/2010	10.41	0.09	0.93	1.02	(0.00	)(f)	–	11.43	9.81	975,565	96	1.25	1.25	0.90
12/31/2009*	10.00	0.01	0.40	0.41	–		–	10.41	4.10	196,774	16	1.25	1.25	0.52
Class B
12/31/2013(u)	12.41	0.10	2.85	2.95	(0.20)		–	15.16	23.82	915	82	1.00	1.00	0.77
12/31/2012	10.60	0.25	1.59	1.84	(0.03)		–	12.41	17.36	501	57	1.01	1.01	2.16
12/31/2011	11.45	0.06	(0.89)	(0.83)	(0.02)		–	10.60	(7.24)	401	60	1.02	1.02	0.53
12/31/2010	10.41	0.10	0.94	1.04	(0.00	)(f)	–	11.45	10.01	280	96	1.05	1.05	0.95
12/31/2009*	10.00	0.01	0.40	0.41	–		–	10.41	4.10	203	16	1.05	1.05	0.47
JNL/JPMorgan International Value Fund
Class A
12/31/2013	7.11	0.16	1.35	1.51	(0.26)		–	8.36	21.47 (t)	673,512	53	1.01	1.01	2.01
12/31/2012	6.35	0.20	0.88	1.08	(0.32)		–	7.11	17.16	506,613	63	1.01	1.01	2.95
12/31/2011	7.52	0.21	(1.17)	(0.96)	(0.21)		–	6.35	(12.87)	586,075	68	1.01	1.01	2.83
12/31/2010	7.17	0.12	0.42	0.54	(0.19)		–	7.52	7.58	607,358	71	1.02	1.02	1.73
12/31/2009	5.72	0.14	1.58	1.72	(0.27)		–	7.17	30.17	549,144	92	1.03	1.03	2.24
Class B
12/31/2013	7.26	0.17	1.39	1.56	(0.28)		–	8.54	21.66 (t)	808	53	0.81	0.81	2.20
12/31/2012	6.48	0.21	0.91	1.12	(0.34)		–	7.26	17.42	607	63	0.81	0.81	3.11
12/31/2011	7.68	0.22	(1.20)	(0.98)	(0.22)		–	6.48	(12.84)	498	68	0.81	0.81	2.96
12/31/2010	7.31	0.13	0.44	0.57	(0.20)		–	7.68	7.86	587	71	0.82	0.82	1.91
12/31/2009	5.82	0.16	1.62	1.78	(0.29)		–	7.31	30.60	546	92	0.83	0.83	2.51
JNL/JPMorgan MidCap Growth Fund
Class A
12/31/2013	21.90	0.01	9.19	9.20	(0.04)		–	31.06	42.03	1,288,083	71	0.96	0.96	0.03
12/31/2012	18.84	0.07	2.99	3.06	–		–	21.90	16.24	555,997	89	0.97	0.97	0.31
12/31/2011	20.02	(0.03)	(1.15)	(1.18)	–		–	18.84	(5.89)	439,008	77	0.99	0.99	(0.17)
12/31/2010	15.94	(0.03)	4.11	4.08	–		–	20.02	25.60	232,386	84	1.01	1.01	(0.19)
12/31/2009	11.15	(0.03)	4.82	4.79	–		–	15.94	42.96	163,690	82	1.01	1.01	(0.25)
Class B
12/31/2013	22.11	0.06	9.29	9.35	(0.07)		–	31.39	42.31	305	71	0.76	0.76	0.22
12/31/2012	18.98	0.11	3.02	3.13	–		–	22.11	16.49	227	89	0.77	0.77	0.53
12/31/2011	20.30	(0.00)	(1.32)	(1.32)	–		–	18.98	(6.50)	187	77	0.79	0.79	(0.00)
12/31/2010	16.13	0.00	4.17	4.17	–		–	20.30	25.85	185	84	0.81	0.81	0.02
12/31/2009	11.26	(0.01)	4.88	4.87	–		–	16.13	43.25	114	82	0.81	0.81	(0.05)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Financial Highlights

For a Share Outstanding

		Increase (Decrease) from Investment Operations(a)			Distributions from				Supplemental Data				Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(c)		Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/JPMorgan U.S. Government & Quality Bond Fund
Class A
12/31/2013	$14.09	$0.34	$(0.83)	$(0.49)	$(0.49)		$–	$13.11	(3.51	)%(t)	$1,168,654	1%	0.69%	0.69%	2.44%
12/31/2012	13.90	0.37	0.14	0.51	(0.32)		–	14.09	3.64		1,661,614	9	0.68	0.68	2.63
12/31/2011	12.94	0.43	0.84	1.27	(0.31)		–	13.90	9.83		1,393,976	12	0.70	0.70	3.19
12/31/2010	12.39	0.46	0.45	0.91	(0.36)		–	12.94	7.34		918,334	9	0.71	0.71	3.50
12/31/2009	12.25	0.47	(0.01)	0.46	(0.32)		–	12.39	3.69		693,017	12	0.73	0.73	3.78
Class B
12/31/2013	14.72	0.38	(0.87)	(0.49)	(0.52)		–	13.71	(3.33	)(t)	604	1	0.49	0.49	2.65
12/31/2012	14.50	0.42	0.14	0.56	(0.34)		–	14.72	3.83		1,005	9	0.48	0.48	2.84
12/31/2011	13.47	0.48	0.88	1.36	(0.33)		–	14.50	10.10		1,323	12	0.50	0.50	3.35
12/31/2010	12.88	0.51	0.46	0.97	(0.38)		–	13.47	7.53		523	9	0.51	0.51	3.72
12/31/2009	12.71	0.48	0.02	0.50	(0.33)		–	12.88	3.92		564	12	0.53	0.53	3.71
JNL/Lazard Emerging Markets Fund
Class A
12/31/2013	11.47	0.18	(0.31)	(0.13)	(0.17)		(0.20)	10.97	(1.10)		1,522,796	26	1.22	1.23	1.65
12/31/2012	9.83	0.19	1.96	2.15	(0.23)		(0.28)	11.47	22.21		1,409,847	31	1.22	1.22	1.76
12/31/2011	12.09	0.25	(2.39)	(2.14)	(0.12)		–	9.83	(17.75)		1,170,395	25	1.22	1.22	2.27
12/31/2010	9.96	0.19	1.99	2.18	(0.05)		–	12.09	21.91		1,386,967	23	1.23	1.23	1.76
12/31/2009	5.88	0.16	4.06	4.22	(0.14)		–	9.96	71.74		735,862	49	1.27	1.27	1.98
Class B
12/31/2013	11.52	0.21	(0.31)	(0.10)	(0.19)		(0.20)	11.03	(0.83)		602	26	1.02	1.03	1.84
12/31/2012	9.87	0.22	1.97	2.19	(0.26)		(0.28)	11.52	22.46		759	31	1.02	1.02	2.01
12/31/2011	12.14	0.28	(2.41)	(2.13)	(0.14)		–	9.87	(17.63)		758	25	1.02	1.02	2.46
12/31/2010	9.98	0.22	2.00	2.22	(0.06)		–	12.14	22.24		1,062	23	1.03	1.03	2.04
12/31/2009	5.89	0.18	4.06	4.24	(0.15)		–	9.98	71.96		775	49	1.07	1.07	2.13
JNL/M&G Global Basics Fund
Class A
12/31/2013	13.66	0.16	0.43	0.59	(0.32)		(0.41)	13.52	4.47		170,021	46	1.21	1.21	1.16
12/31/2012	13.15	0.19	0.83	1.02	(0.15)		(0.36)	13.66	7.90		215,548	41	1.20	1.20	1.36
12/31/2011	14.98	0.13	(1.90)	(1.77)	(0.03)		(0.03)	13.15	(11.89)		275,623	33	1.21	1.21	0.88
12/31/2010	12.27	0.04	2.80	2.84	(0.08)		(0.05)	14.98	23.19		195,399	18	1.22	1.22	0.31
12/31/2009	8.42	0.05	3.89	3.94	(0.03)		(0.06)	12.27	46.88		29,708	43	1.21	1.21	0.47
Class B
12/31/2013	13.72	0.14	0.49	0.63	(0.37)		(0.41)	13.57	4.74		53	46	1.01	1.01	1.02
12/31/2012	13.21	0.20	0.86	1.06	(0.19)		(0.36)	13.72	8.14		109	41	1.00	1.00	1.46
12/31/2011	15.02	0.16	(1.91)	(1.75)	(0.03)		(0.03)	13.21	(11.73)		107	33	1.01	1.01	1.07
12/31/2010	12.30	0.06	2.81	2.87	(0.10)		(0.05)	15.02	23.37		115	18	1.02	1.02	0.50
12/31/2009	8.43	0.08	3.89	3.97	(0.04)		(0.06)	12.30	47.19		160	43	1.01	1.01	0.75
JNL/Mellon Capital Emerging Markets Index Fund
Class A
12/31/2013	10.67	0.16	(0.60)	(0.44)	(0.07)		–	10.16	(4.16)		720,551	69	0.79	0.79	1.58
12/31/2012	9.08	0.17	1.42	1.59	(0.00	)(f)	–	10.67	17.56		402,390	102	0.79	0.79	1.75
12/31/2011*	10.00	0.03	(0.95)	(0.92)	–		–	9.08	(9.20)		98,562	38	0.84	0.84	1.01
Class B
12/31/2013	10.69	0.17	(0.59)	(0.42)	(0.07)		–	10.20	(3.89)		151	69	0.59	0.59	1.69
12/31/2012	9.08	0.19	1.43	1.62	(0.01)		–	10.69	17.80		142	102	0.59	0.59	1.95
12/31/2011*	10.00	0.04	(0.96)	(0.92)	–		–	9.08	(9.20)		91	38	0.64	0.64	1.15

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Financial Highlights

For a Share Outstanding

		Increase (Decrease) from Investment Operations(a)			Distributions from				Supplemental Data			Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions		Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/Mellon Capital European 30 Fund
Class A
12/31/2013	$10.16	$0.34	$2.76	$3.10	$(0.10)	$–		$13.16	30.61%	$139,057	55%	0.75%	0.75%	2.90%
12/31/2012	9.84	0.39	0.45	0.84	(0.36)	(0.16)		10.16	8.64	30,128	72	0.77	0.77	3.93
12/31/2011	11.48	0.49	(1.33)	(0.84)	(0.23)	(0.57)		9.84	(7.35)	21,311	99	0.78	0.78	4.24
12/31/2010	11.30	0.40	(0.16)	0.24	(0.01)	(0.05)		11.48	2.13	18,217	104	0.78	0.78	3.63
12/31/2009	8.59	0.29	3.23	3.52	(0.25)	(0.56)		11.30	41.03	13,238	65	0.78	0.78	2.76
Class B
12/31/2013	10.21	0.43	2.72	3.15	(0.11)	–		13.25	30.91	182	55	0.55	0.55	3.71
12/31/2012	9.88	0.44	0.42	0.86	(0.37)	(0.16)		10.21	8.89	136	72	0.57	0.57	4.35
12/31/2011	11.51	0.49	(1.30)	(0.81)	(0.25)	(0.57)		9.88	(7.12)	143	99	0.58	0.58	4.24
12/31/2010	11.31	0.41	(0.15)	0.26	(0.01)	(0.05)		11.51	2.31	142	104	0.58	0.58	3.72
12/31/2009	8.59	0.35	3.19	3.54	(0.26)	(0.56)		11.31	41.27	128	65	0.58	0.58	3.65
JNL/Mellon Capital Pacific Rim 30 Fund
Class A
12/31/2013	12.78	0.38	1.23	1.61	(0.49)	–		13.90	12.66	153,713	100	0.73	0.73	2.71
12/31/2012	11.88	0.45	0.97	1.42	(0.23)	(0.29)		12.78	12.02	100,248	118	0.75	0.75	3.61
12/31/2011	12.71	0.44	(0.67)	(0.23)	(0.18)	(0.42)		11.88	(1.87)	81,702	121	0.77	0.77	3.56
12/31/2010	11.26	0.36	1.09	1.45	–	(0.00	)(f)	12.71	12.89	38,944	78	0.78	0.78	3.03
12/31/2009	9.60	0.21	2.11	2.32	(0.15)	(0.51)		11.26	24.15	16,625	47	0.78	0.78	1.95
Class B
12/31/2013	12.85	0.42	1.24	1.66	(0.51)	–		14.00	12.87	235	100	0.53	0.53	2.98
12/31/2012	11.93	0.48	0.98	1.46	(0.25)	(0.29)		12.85	12.34	247	118	0.55	0.55	3.82
12/31/2011	12.75	0.46	(0.67)	(0.21)	(0.19)	(0.42)		11.93	(1.71)	170	121	0.57	0.57	3.70
12/31/2010	11.28	0.37	1.10	1.47	–	(0.00	)(f)	12.75	13.05	191	78	0.58	0.58	3.16
12/31/2009	9.60	0.26	2.09	2.35	(0.16)	(0.51)		11.28	24.49	136	47	0.58	0.58	2.54
JNL/Mellon Capital S&P 500 Index Fund
Class A
12/31/2013	11.82	0.21	3.53	3.74	(0.17)	(0.07)		15.32	31.64	3,067,267	2	0.56	0.57	1.51
12/31/2012	10.48	0.20	1.41	1.61	(0.18)	(0.09)		11.82	15.37	1,586,913	5	0.58	0.58	1.74
12/31/2011	10.59	0.16	0.00	0.16	(0.19)	(0.08)		10.48	1.47	1,118,932	16	0.57	0.57	1.49
12/31/2010	9.38	0.15	1.20	1.35	(0.13)	(0.01)		10.59	14.44	1,328,363	2	0.57	0.57	1.51
12/31/2009	7.54	0.14	1.82	1.96	(0.12)	–		9.38	25.97	900,282	4	0.60	0.60	1.76
Class B
12/31/2013	12.05	0.24	3.60	3.84	(0.19)	(0.07)		15.63	31.89	27,825	2	0.36	0.37	1.71
12/31/2012	10.68	0.23	1.43	1.66	(0.20)	(0.09)		12.05	15.56	17,633	5	0.38	0.38	1.92
12/31/2011	10.78	0.19	0.00	0.19	(0.21)	(0.08)		10.68	1.77	14,110	16	0.37	0.37	1.71
12/31/2010	9.54	0.17	1.23	1.40	(0.15)	(0.01)		10.78	14.70	12,937	2	0.37	0.37	1.71
12/31/2009	7.66	0.16	1.85	2.01	(0.13)	–		9.54	26.26	10,996	4	0.40	0.40	2.02
JNL/Mellon Capital S&P 400 MidCap Index Fund
Class A
12/31/2013	14.46	0.16	4.60	4.76	(0.13)	(0.53)		18.56	32.99 (t)	1,638,827	11	0.58	0.58	0.93
12/31/2012	12.80	0.16	2.05	2.21	(0.15)	(0.40)		14.46	17.24	977,712	8	0.59	0.59	1.11
12/31/2011	13.86	0.10	(0.43)	(0.33)	(0.09)	(0.64)		12.80	(2.14)	658,163	24	0.59	0.59	0.68
12/31/2010	11.17	0.08	2.80	2.88	(0.08)	(0.11)		13.86	25.83	664,777	12	0.60	0.60	0.64
12/31/2009	8.17	0.13	2.98	3.11	(0.11)	–		11.17	38.03	469,779	14	0.61	0.61	1.35
Class B
12/31/2013	14.67	0.19	4.67	4.86	(0.16)	(0.53)		18.84	33.19 (t)	13,326	11	0.38	0.38	1.12
12/31/2012	12.98	0.18	2.09	2.27	(0.18)	(0.40)		14.67	17.50	7,800	8	0.39	0.39	1.27
12/31/2011	14.05	0.13	(0.44)	(0.31)	(0.12)	(0.64)		12.98	(1.99)	6,541	24	0.39	0.39	0.89
12/31/2010	11.30	0.10	2.86	2.96	(0.10)	(0.11)		14.05	26.19	6,033	12	0.40	0.40	0.84
12/31/2009	8.26	0.14	3.03	3.17	(0.13)	–		11.30	38.34	4,541	14	0.41	0.41	1.55

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Financial Highlights

For a Share Outstanding

		Increase (Decrease) from Investment Operations(a)			Distributions from					Supplemental Data					Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions		Net Asset Value, End of Period	Total Return(c)		Net Assets, End of Period (in thousands)	Portfolio Turnover(d)		Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/Mellon Capital Small Cap Index Fund
Class A
12/31/2013	$12.82	$0.16	$4.76	$4.92	$(0.15	)(w)	$(0.74)		$16.85	38.44	%(t)	$1,829,922	18%		0.56%	0.56%	1.04%
12/31/2012	11.56	0.22	1.62	1.84	(0.21)		(0.37)		12.82	15.89		1,064,003	17		0.58	0.58	1.76
12/31/2011	12.61	0.10	(0.65)	(0.55)	(0.10)		(0.40)		11.56	(4.34)		761,311	15		0.59	0.59	0.83
12/31/2010	10.04	0.10	2.54	2.64	(0.07)		–		12.61	26.32		709,661	14		0.60	0.60	0.91
12/31/2009	7.97	0.09	2.10	2.19	(0.07)		(0.05)		10.04	27.54		470,449	17		0.61	0.61	1.08
Class B
12/31/2013	12.97	0.19	4.81	5.00	(0.17	)(w)	(0.74)		17.06	38.64	(t)	19,630	18		0.36	0.36	1.23
12/31/2012	11.69	0.24	1.65	1.89	(0.24)		(0.37)		12.97	16.15		11,377	17		0.38	0.38	1.87
12/31/2011	12.75	0.14	(0.68)	(0.54)	(0.12)		(0.40)		11.69	(4.20)		10,611	15		0.39	0.39	1.11
12/31/2010	10.14	0.12	2.57	2.69	(0.08)		–		12.75	26.58		5,158	14		0.40	0.40	1.08
12/31/2009	8.05	0.11	2.11	2.22	(0.08)		(0.05)		10.14	27.68		3,916	17		0.41	0.41	1.30
JNL/Mellon Capital International Index Fund
Class A
12/31/2013	12.22	0.33	2.28	2.61	(0.32)		–		14.51	21.43		2,303,582	1		0.63	0.63	2.48
12/31/2012	10.62	0.33	1.58	1.91	(0.31)		–		12.22	18.02		1,734,284	2		0.65	0.65	2.93
12/31/2011	12.48	0.35	(1.89)	(1.54)	(0.32)		–		10.62	(12.26)		1,144,242	5		0.65	0.65	2.91
12/31/2010	11.90	0.26	0.55	0.81	(0.23)		–		12.48	6.81		1,066,567	2		0.67	0.67	2.23
12/31/2009	9.41	0.25	2.50	2.75	(0.26)		(0.00	)(f)	11.90	29.28		721,755	2		0.69	0.69	2.43
Class B
12/31/2013	12.63	0.37	2.36	2.73	(0.35)		–		15.01	21.64		32,612	1		0.43	0.43	2.69
12/31/2012	10.96	0.38	1.62	2.00	(0.33)		–		12.63	18.28		23,298	2		0.45	0.45	3.21
12/31/2011	12.87	0.39	(1.95)	(1.56)	(0.35)		–		10.96	(12.09)		19,988	5		0.45	0.45	3.14
12/31/2010	12.26	0.30	0.56	0.86	(0.25)		–		12.87	7.01		21,720	2		0.47	0.47	2.48
12/31/2009	9.68	0.30	2.56	2.86	(0.28)		(0.00	)(f)	12.26	29.57		18,284	2		0.49	0.49	2.83
JNL/Mellon Capital Bond Index Fund
Class A
12/31/2013	12.22	0.20	(0.53)	(0.33)	(0.26)		(0.01)		11.62	(2.73)		1,543,416	69	(n)	0.56	0.56	1.66
12/31/2012	12.11	0.24	0.19	0.43	(0.27)		(0.05)		12.22	3.61		1,826,770	63	(n)	0.56	0.56	1.98
12/31/2011	11.73	0.31	0.53	0.84	(0.34)		(0.12)		12.11	7.15		1,549,529	94	(n)	0.57	0.57	2.57
12/31/2010	11.39	0.34	0.32	0.66	(0.30)		(0.02)		11.73	5.87		1,328,699	83	(n)	0.57	0.57	2.86
12/31/2009	11.07	0.42	0.21	0.63	(0.30)		(0.01)		11.39	5.65		793,123	87	(n)	0.60	0.60	3.67
Class B
12/31/2013	12.61	0.23	(0.56)	(0.33)	(0.28)		(0.01)		11.99	(2.60)		4,558	69	(n)	0.36	0.36	1.87
12/31/2012	12.48	0.28	0.20	0.48	(0.30)		(0.05)		12.61	3.85		4,559	63	(n)	0.36	0.36	2.18
12/31/2011	12.08	0.34	0.55	0.89	(0.37)		(0.12)		12.48	7.31		4,345	94	(n)	0.37	0.37	2.75
12/31/2010	11.71	0.38	0.34	0.72	(0.33)		(0.02)		12.08	6.14		2,865	83	(n)	0.37	0.37	3.08
12/31/2009	11.36	0.46	0.21	0.67	(0.31)		(0.01)		11.71	5.90		2,647	87	(n)	0.40	0.40	3.92
JNL/Mellon Capital Global Alpha Fund
Class A
12/31/2013	10.20	(0.13)	(0.01)	(0.14)	–		–		10.06	(1.37)		231,062	0		1.35	1.35	(1.31)
12/31/2012	10.57	(0.14)	(0.06)	(0.20)	–		(0.17)		10.20	(1.89)		488,407	0		1.35	1.35	(1.29)
12/31/2011	10.47	(0.14)	0.44	0.30	(0.08)		(0.12)		10.57	2.88		515,337	0		1.35	1.35	(1.29)
12/31/2010	9.88	(0.12)	0.71	0.59	–		(0.00	)(f)	10.47	6.00		200,918	0		1.36	1.36	(1.20)
12/31/2009*	10.00	(0.03)	(0.09)	(0.12)	–		–		9.88	(1.20)		62,275	0		1.35	1.35	(1.28)
Class B
12/31/2013	10.26	(0.11)	(0.01)	(0.12)	–		–		10.14	(1.17)		103	0		1.15	1.15	(1.11)
12/31/2012	10.62	(0.12)	(0.07)	(0.19)	–		(0.17)		10.26	(1.78)		219	0		1.15	1.15	(1.09)
12/31/2011	10.49	(0.12)	0.46	0.34	(0.09)		(0.12)		10.62	3.22		247	0		1.15	1.15	(1.09)
12/31/2010	9.89	(0.10)	0.70	0.60	–		(0.00	)(f)	10.49	6.09		196	0		1.16	1.16	(1.01)
12/31/2009*	10.00	(0.03)	(0.08)	(0.11)	–		–		9.89	(1.10)		109	0		1.15	1.15	(1.09)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Financial Highlights

For a Share Outstanding

		Increase (Decrease) from Investment Operations(a)			Distributions from					Supplemental Data				Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions		Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)		Net Expenses to Average Net Assets		Total Expenses to Average Net Assets		Net Investment Income (Loss) to Average Net Assets
JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund
Class A
12/31/2013	$10.22	$0.04	$3.96	$4.00	$(0.06)		$–		$14.16	39.14%	$147,338	140%		0.70%		0.70%		0.34%
12/31/2012*	10.00	0.09	0.13	0.22	–		–		10.22	2.20	78,005	61		0.70		0.70		1.37
Class B
12/31/2013	10.23	0.07	3.97	4.04	(0.07)		–		14.20	39.48	190	140		0.50		0.50		0.53
12/31/2012*	10.00	0.10	0.13	0.23	–		–		10.23	2.30	105	61		0.50		0.50		1.50
JNL/Mellon Capital Utilities Sector Fund
Class A
12/31/2013*	10.00	0.22	(0.62)	(0.40)	(0.21)		(0.00	)(f)	9.39	(3.98)	3,246	77		0.73		0.73		3.41
JNL/Morgan Stanley Mid Cap Growth Fund
Class A
12/31/2013	9.55	(0.06)	3.66	3.60	–		(0.02)		13.13	37.73	209,418	41		1.10		1.10		(0.48)
12/31/2012*	10.00	0.04	(0.45)	(0.41)	(0.04	)(v)	–		9.55	(4.13)	17,008	28		1.11		1.11		0.59
Class B
12/31/2013	9.55	(0.01)	3.64	3.63	–		(0.02)		13.16	38.04	133	41		0.90		0.90		(0.12)
12/31/2012*	10.00	0.05	(0.45)	(0.40)	(0.05	)(v)	–		9.55	(4.05)	96	28		0.91		0.91		0.86
JNL/Neuberger Berman Strategic Income Fund
Class A
12/31/2013	10.54	0.24	(0.25)	(0.01)	(0.02)		(0.01)		10.50	(0.10)	467,334	106	(o)	0.95		0.95		2.24
12/31/2012*	10.00	0.13	0.41	0.54	–		–		10.54	5.40	80,917	76	(o)	0.95		0.95		1.93
Class B
12/31/2013	10.55	0.26	(0.25)	0.01	(0.02)		(0.01)		10.53	0.10	121	106	(o)	0.75		0.75		2.43
12/31/2012*	10.00	0.14	0.41	0.55	–		–		10.55	5.50	121	76	(o)	0.75		0.75		2.09
JNL/Oppenheimer Global Growth Fund
Class A
12/31/2013	11.40	0.11	2.87	2.98	(0.12)		(0.00	)(f)	14.26	26.24	987,372	15		0.99		0.99		0.88
12/31/2012	9.55	0.14	1.82	1.96	(0.11)		–		11.40	20.54	636,096	34		1.01		1.01		1.33
12/31/2011	10.47	0.13	(0.99)	(0.86)	(0.06)		–		9.55	(8.22)	546,730	19		1.01		1.01		1.25
12/31/2010	9.14	0.09	1.31	1.40	(0.07)		–		10.47	15.38	401,636	25		1.06		1.06		0.97
12/31/2009	7.00	0.10	2.65	2.75	(0.12)		(0.49)		9.14	39.42	289,972	21		1.06		1.06		1.19
Class B
12/31/2013	11.54	0.14	2.91	3.05	(0.14)		(0.00	)(f)	14.45	26.52	1,030	15		0.79		0.79		1.12
12/31/2012	9.66	0.16	1.85	2.01	(0.13)		–		11.54	20.82	839	34		0.81		0.81		1.49
12/31/2011	10.59	0.15	(1.01)	(0.86)	(0.07)		–		9.66	(8.11)	631	19		0.81		0.81		1.40
12/31/2010	9.23	0.11	1.34	1.45	(0.09)		–		10.59	15.68	616	25		0.86		0.86		1.16
12/31/2009	7.07	0.11	2.68	2.79	(0.14)		(0.49)		9.23	39.58	507	21		0.86		0.86		1.40
JNL/PIMCO Real Return Fund
Class A
12/31/2013	12.89	0.07	(1.24)	(1.17)	(0.17)		(1.35)		10.20	(9.13)	1,820,680	86		0.86	(j)	0.86	(j)	0.61
12/31/2012	12.83	0.13	0.96	1.09	(0.25)		(0.78)		12.89	8.43	3,083,176	85		0.85	(j)	0.85	(j)	0.98
12/31/2011	12.06	0.21	1.20	1.41	(0.11)		(0.53)		12.83	11.71	2,714,541	443		0.81	(j)	0.81	(j)	1.65
12/31/2010	11.57	0.17	0.72	0.89	(0.17)		(0.23)		12.06	7.72	1,794,823	536		0.82		0.82		1.36
12/31/2009	10.10	0.30	1.44	1.74	(0.27)		–		11.57	17.25	1,189,828	722		0.81		0.81		2.69
Class B
12/31/2013	13.01	0.10	(1.25)	(1.15)	(0.21)		(1.35)		10.30	(8.88)	768	86		0.66	(j)	0.66	(j)	0.84
12/31/2012	12.93	0.16	0.97	1.13	(0.27)		(0.78)		13.01	8.67	952	85		0.65	(j)	0.65	(j)	1.20
12/31/2011	12.15	0.23	1.20	1.43	(0.12)		(0.53)		12.93	11.84	513	443		0.61	(j)	0.61	(j)	1.76
12/31/2010	11.64	0.19	0.73	0.92	(0.18)		(0.23)		12.15	7.96	263	536		0.62		0.62		1.57
12/31/2009	10.13	0.32	1.48	1.80	(0.29)		–		11.64	17.76	237	722		0.61		0.61		2.97

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Financial Highlights

For a Share Outstanding

		Increase (Decrease) from Investment Operations(a)			Distributions from				Supplemental Data			Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets		Total Expenses to Average Net Assets		Net Investment Income (Loss) to Average Net Assets
JNL/PIMCO Total Return Bond Fund
Class A
12/31/2013	$13.06	$0.14	$(0.41)	$(0.27)	$(0.16)		$(0.02)	$12.61	(2.08)%	$5,138,711	421%	0.80	%(j)	0.80	%(j)	1.05%
12/31/2012	12.57	0.24	0.76	1.00	(0.25)		(0.26)	13.06	8.00	5,788,043	448	0.80	(j)	0.80	(j)	1.79
12/31/2011	12.35	0.30	0.31	0.61	(0.37)		(0.02)	12.57	4.91	3,843,292	500	0.80	(j)	0.80	(j)	2.35
12/31/2010	12.19	0.26	0.65	0.91	(0.27)		(0.48)	12.35	7.57	3,248,237	489	0.81		0.81		2.05
12/31/2009	11.07	0.48	1.24	1.72	(0.29)		(0.31)	12.19	15.45	2,348,470	177	0.81		0.81		4.04
Class B
12/31/2013	13.93	0.17	(0.43)	(0.26)	(0.19)		(0.02)	13.46	(1.92)	19,989	421	0.60	(j)	0.60	(j)	1.26
12/31/2012	13.37	0.28	0.81	1.09	(0.27)		(0.26)	13.93	8.21	24,851	448	0.60	(j)	0.60	(j)	2.00
12/31/2011	13.11	0.34	0.33	0.67	(0.39)		(0.02)	13.37	5.12	17,968	500	0.60	(j)	0.60	(j)	2.55
12/31/2010	12.89	0.30	0.69	0.99	(0.29)		(0.48)	13.11	7.79	15,912	489	0.61		0.61		2.24
12/31/2009	11.67	0.53	1.30	1.83	(0.30)		(0.31)	12.89	15.66	14,110	177	0.61		0.61		4.21
JNL/PPM America Floating Rate Income Fund
Class A
12/31/2013	10.60	0.40	0.07	0.47	(0.16)		–	10.91	4.41	1,543,108	62	0.98		0.98		3.71
12/31/2012	10.07	0.44	0.35	0.79	(0.26)		–	10.60	7.82	659,373	55	1.00		1.00		4.17
12/31/2011*	10.00	0.36	(0.29)	0.07	–		–	10.07	0.70	445,716	57	1.00		1.00		3.64
JNL/PPM America High Yield Bond Fund
Class A
12/31/2013	7.21	0.46	0.13	0.59	(0.45)		(0.17)	7.18	8.20	2,573,016	94	0.74		0.74		6.17
12/31/2012	6.51	0.49	0.60	1.09	(0.39)		–	7.21	16.75	2,193,974	73	0.74		0.74		6.87
12/31/2011	6.67	0.50	(0.19)	0.31	(0.47)		–	6.51	4.67	1,261,007	46	0.75		0.75		7.21
12/31/2010	6.15	0.52	0.44	0.96	(0.44)		–	6.67	15.63	900,088	66	0.76		0.76		7.81
12/31/2009	4.46	0.50	1.56	2.06	(0.37)		–	6.15	46.30	566,513	50	0.78		0.78		8.87
Class B
12/31/2013	8.05	0.53	0.16	0.69	(0.47)		(0.17)	8.10	8.52	12,319	94	0.54		0.54		6.39
12/31/2012	7.23	0.56	0.66	1.22	(0.40)		–	8.05	16.90	11,478	73	0.54		0.54		7.10
12/31/2011	7.35	0.56	(0.20)	0.36	(0.48)		–	7.23	4.96	8,751	46	0.55		0.55		7.41
12/31/2010	6.74	0.58	0.48	1.06	(0.45)		–	7.35	15.76	7,612	66	0.56		0.56		8.03
12/31/2009	4.86	0.55	1.71	2.26	(0.38)		–	6.74	46.58	5,989	50	0.58		0.58		9.22
JNL/PPM America Mid Cap Value Fund
Class A
12/31/2013	10.64	0.09	4.28	4.37	(0.08)		–	14.93	41.08	318,545	43	1.06		1.06		0.73
12/31/2012	9.78	0.11	1.47	1.58	(0.05)		(0.67)	10.64	16.43	153,777	71	1.06		1.06		0.99
12/31/2011	10.69	0.05	(0.84)	(0.79)	(0.01)		(0.11)	9.78	(7.41)	117,872	68	1.06		1.06		0.48
12/31/2010	8.25	0.03	2.41	2.44	(0.00	)(f)	–	10.69	29.58	86,297	73	1.06		1.06		0.29
12/31/2009	5.62	0.05	2.61	2.66	(0.03)		–	8.25	47.38	20,020	89	1.06		1.06		0.77
Class B
12/31/2013	10.67	0.12	4.28	4.40	(0.09)		–	14.98	41.31	261	43	0.86		0.86		0.91
12/31/2012	9.80	0.13	1.48	1.61	(0.07)		(0.67)	10.67	16.70	162	71	0.86		0.86		1.18
12/31/2011	10.70	0.07	(0.84)	(0.77)	(0.02)		(0.11)	9.80	(7.23)	150	68	0.86		0.86		0.69
12/31/2010	8.25	0.04	2.41	2.45	(0.00	)(f)	–	10.70	29.70	122	73	0.86		0.86		0.43
12/31/2009	5.61	0.06	2.62	2.68	(0.04)		–	8.25	47.82	92	89	0.86		0.86		0.99

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Financial Highlights

For a Share Outstanding

		Increase (Decrease) from Investment Operations(a)			Distributions from				Supplemental Data			Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/PPM America Small Cap Value Fund
Class A
12/31/2013	$9.74	$0.06	$3.56	$3.62	$(0.04)		$(0.81)	$12.51	37.35%	$198,874	48%	1.06%	1.06%	0.51%
12/31/2012	8.41	0.08	1.57	1.65	(0.09)		(0.23)	9.74	19.68	99,004	86	1.06	1.06	0.91
12/31/2011	10.13	0.03	(0.90)	(0.87)	(0.02)		(0.83)	8.41	(8.02)	68,493	75	1.06	1.06	0.26
12/31/2010	8.37	0.03	2.28	2.31	(0.01)		(0.54)	10.13	27.71	61,362	67	1.06	1.06	0.32
12/31/2009	6.27	0.04	2.09	2.13	(0.03)		–	8.37	33.97	15,861	114	1.06	1.06	0.60
Class B
12/31/2013	9.76	0.08	3.57	3.65	(0.06)		(0.81)	12.54	37.56	16,945	48	0.86	0.86	0.72
12/31/2012	8.43	0.10	1.58	1.68	(0.12)		(0.23)	9.76	19.93	6,729	86	0.86	0.86	1.10
12/31/2011	10.15	0.05	(0.90)	(0.85)	(0.04)		(0.83)	8.43	(7.84)	6,119	75	0.86	0.86	0.46
12/31/2010	8.38	0.04	2.29	2.33	(0.02)		(0.54)	10.15	27.91	6,170	67	0.86	0.86	0.46
12/31/2009	6.27	0.05	2.10	2.15	(0.04)		–	8.38	34.30	3,850	114	0.86	0.86	0.68
JNL/PPM America Value Equity Fund
Class A
12/31/2013	12.96	0.23	4.98	5.21	(0.20)		–	17.97	40.23 (t)	179,288	31	0.86	0.86	1.45
12/31/2012	11.36	0.21	1.57	1.78	(0.18)		–	12.96	15.66	118,286	39	0.86	0.86	1.63
12/31/2011	12.15	0.17	(0.82)	(0.65)	(0.14)		–	11.36	(5.26)	102,336	50	0.86	0.86	1.39
12/31/2010	10.46	0.14	1.68	1.82	(0.13)		–	12.15	17.46	113,586	36	0.86	0.86	1.29
12/31/2009	7.57	0.14	3.23	3.37	(0.48)		–	10.46	44.58	93,660	63	0.86	0.86	1.65
Class B
12/31/2013	13.01	0.26	5.01	5.27	(0.23)		–	18.05	40.50 (t)	550	31	0.66	0.66	1.63
12/31/2012	11.40	0.23	1.59	1.82	(0.21)		–	13.01	15.92	369	39	0.66	0.66	1.83
12/31/2011	12.19	0.18	(0.80)	(0.62)	(0.17)		–	11.40	(5.06)	264	50	0.66	0.66	1.47
12/31/2010	10.50	0.15	1.69	1.84	(0.15)		–	12.19	17.55	372	36	0.66	0.66	1.37
12/31/2009	7.62	0.16	3.24	3.40	(0.52)		–	10.50	44.72	675	63	0.66	0.66	1.61
JNL/Red Rocks Listed Private Equity Fund
Class A
12/31/2013	9.33	0.20	3.64	3.84	(1.00)		–	12.17	41.66	826,147	40	1.17	1.17	1.80
12/31/2012	7.25	0.15	2.04	2.19	–		(0.11)	9.33	30.26	684,236	31	1.17	1.17	1.79
12/31/2011	10.07	0.19	(1.96)	(1.77)	(0.85)		(0.20)	7.25	(17.97)	602,339	65	1.17	1.17	1.88
12/31/2010	8.03	0.07	2.04	2.11	(0.02)		(0.05)	10.07	26.32	643,051	24	1.18	1.18	0.76
12/31/2009	5.91	0.07	2.31	2.38	(0.25)		(0.01)	8.03	40.33	223,873	34	1.20	1.20	0.92
Class B
12/31/2013	9.40	0.22	3.66	3.88	(1.02)		–	12.26	41.79	550	40	0.97	0.97	1.96
12/31/2012	7.28	0.17	2.06	2.23	–		(0.11)	9.40	30.69	430	31	0.97	0.97	2.00
12/31/2011	10.10	0.22	(1.98)	(1.76)	(0.86)		(0.20)	7.28	(17.83)	402	65	0.97	0.97	2.23
12/31/2010	8.04	0.07	2.06	2.13	(0.02)		(0.05)	10.10	26.53	234	24	0.98	0.98	0.85
12/31/2009	5.91	0.09	2.31	2.40	(0.26)		(0.01)	8.04	40.62	156	34	1.00	1.00	1.36
JNL/S&P Competitive Advantage Fund
Class A
12/31/2013	12.54	0.09	5.27	5.36	(0.09)		(0.99)	16.82	42.94	1,720,778	68	0.67	0.67	0.59
12/31/2012	10.95	0.14	1.68	1.82	(0.07)		(0.16)	12.54	16.63	824,193	58	0.69	0.69	1.17
12/31/2011	10.70	0.13	0.99	1.12	(0.09)		(0.78)	10.95	10.53	534,406	67	0.70	0.70	1.17
12/31/2010	9.95	0.14	1.11	1.25	(0.08)		(0.42)	10.70	12.63	296,032	77	0.71	0.71	1.35
12/31/2009	6.90	0.11	2.94	3.05	(0.00	)(f)	–	9.95	44.22	254,695	101	0.72	0.72	1.28
Class B
12/31/2013	12.56	0.12	5.28	5.40	(0.10)		(0.99)	16.87	43.23	473	68	0.47	0.47	0.79
12/31/2012	10.95	0.21	1.64	1.85	(0.08)		(0.16)	12.56	16.91	531	58	0.49	0.49	1.70
12/31/2011	10.70	0.15	0.98	1.13	(0.10)		(0.78)	10.95	10.65	102	67	0.50	0.50	1.38
12/31/2010	9.94	0.16	1.12	1.28	(0.10)		(0.42)	10.70	12.87	59	77	0.51	0.51	1.55
12/31/2009	6.87	0.14	2.93	3.07	(0.00	)(f)	–	9.94	44.70	50	101	0.52	0.52	1.57

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Financial Highlights

For a Share Outstanding

		Increase (Decrease) from Investment Operations(a)			Distributions from				Supplemental Data			Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/S&P Dividend Income & Growth Fund
Class A
12/31/2013	$11.39	$0.36	$3.13	$3.49	$(0.19)		$(0.45)	$14.24	30.78%	$2,928,292	57%	0.67%	0.67%	2.66%
12/31/2012	10.70	0.38	0.99	1.37	(0.18)		(0.50)	11.39	12.81	1,267,104	55	0.67	0.67	3.30
12/31/2011	9.76	0.32	0.89	1.21	(0.13)		(0.14)	10.70	12.42	920,551	62	0.69	0.69	3.10
12/31/2010	8.69	0.31	1.26	1.57	(0.11)		(0.39)	9.76	18.24	440,926	38	0.70	0.70	3.33
12/31/2009	7.04	0.23	1.42	1.65	(0.00	)(f)	–	8.69	23.47	239,392	84	0.72	0.72	3.24
Class B
12/31/2013	11.46	0.39	3.16	3.55	(0.20)		(0.45)	14.36	31.14	1,082	57	0.47	0.47	2.85
12/31/2012	10.76	0.41	0.98	1.39	(0.19)		(0.50)	11.46	12.93	447	55	0.47	0.47	3.50
12/31/2011	9.80	0.35	0.89	1.24	(0.14)		(0.14)	10.76	12.66	341	62	0.49	0.49	3.34
12/31/2010	8.70	0.33	1.28	1.61	(0.12)		(0.39)	9.80	18.65	166	38	0.50	0.50	3.57
12/31/2009	7.03	0.25	1.42	1.67	(0.00	)(f)	–	8.70	23.79	158	84	0.52	0.52	3.40
JNL/S&P Intrinsic Value Fund
Class A
12/31/2013	10.93	0.21	5.22	5.43	(0.13)		(0.64)	15.59	49.95	1,616,263	105	0.68	0.68	1.51
12/31/2012	9.90	0.20	1.20	1.40	(0.11)		(0.26)	10.93	14.11	698,722	75	0.69	0.69	1.90
12/31/2011	9.97	0.16	0.50	0.66	(0.08)		(0.65)	9.90	6.52	568,684	104	0.70	0.70	1.51
12/31/2010	9.75	0.15	1.24	1.39	(0.08)		(1.09)	9.97	14.39	319,617	103	0.71	0.71	1.52
12/31/2009	6.21	0.11	3.43	3.54	(0.00	)(f)	–	9.75	57.04	246,578	151	0.72	0.72	1.40
Class B
12/31/2013	11.05	0.24	5.28	5.52	(0.14)		(0.64)	15.79	50.26	731	105	0.48	0.48	1.69
12/31/2012	10.00	0.25	1.18	1.43	(0.12)		(0.26)	11.05	14.31	421	75	0.49	0.49	2.28
12/31/2011	10.05	0.17	0.52	0.69	(0.09)		(0.65)	10.00	6.77	196	104	0.50	0.50	1.62
12/31/2010	9.80	0.17	1.26	1.43	(0.09)		(1.09)	10.05	14.74	100	103	0.51	0.51	1.68
12/31/2009	6.21	0.12	3.47	3.59	(0.00	)(f)	–	9.80	57.84	108	151	0.52	0.52	1.45
JNL/S&P Total Yield Fund
Class A
12/31/2013	10.36	0.23	5.10	5.33	(0.13)		(0.58)	14.98	51.68	1,167,108	121	0.68	0.68	1.74
12/31/2012	8.66	0.20	1.69	1.89	(0.09)		(0.10)	10.36	21.83	518,667	74	0.70	0.70	2.03
12/31/2011	9.74	0.14	(0.66)	(0.52)	(0.10)		(0.46)	8.66	(5.40)	368,696	76	0.70	0.70	1.47
12/31/2010	9.10	0.16	0.75	0.91	(0.07)		(0.20)	9.74	10.08	281,137	88	0.71	0.71	1.71
12/31/2009	6.37	0.10	2.63	2.73	(0.00	)(f)	–	9.10	42.88	212,981	126	0.72	0.72	1.28
Class B
12/31/2013	10.40	0.27	5.11	5.38	(0.14)		(0.58)	15.06	52.00	547	121	0.48	0.48	2.00
12/31/2012	8.68	0.21	1.71	1.92	(0.10)		(0.10)	10.40	22.16	128	74	0.50	0.50	2.18
12/31/2011	9.76	0.16	(0.67)	(0.51)	(0.11)		(0.46)	8.68	(5.27)	126	76	0.50	0.50	1.66
12/31/2010	9.11	0.18	0.75	0.93	(0.08)		(0.20)	9.76	10.30	65	88	0.51	0.51	1.90
12/31/2009	6.37	0.11	2.63	2.74	(0.00	)(f)	–	9.11	43.04	55	126	0.52	0.52	1.50
JNL/T. Rowe Price Established Growth Fund
Class A
12/31/2013	24.92	(0.05)	9.68	9.63	(0.02)		(1.20)	33.33	38.67	4,323,901	33	0.86	0.86	(0.16)
12/31/2012	20.97	0.03	3.92	3.95	–		–	24.92	18.84	2,497,336	29	0.87	0.87	0.11
12/31/2011	21.22	(0.02)	(0.23)	(0.25)	–		–	20.97	(1.18)	1,802,773	28	0.87	0.87	(0.11)
12/31/2010	18.18	(0.02)	3.07	3.05	(0.01)		–	21.22	16.76	1,475,748	35	0.88	0.88	(0.10)
12/31/2009	12.70	0.02	5.50	5.52	(0.04)		–	18.18	43.49	916,445	62	0.91	0.91	0.12
Class B
12/31/2013	25.31	0.01	9.85	9.86	(0.06)		(1.20)	33.91	38.97	58,140	33	0.66	0.66	0.04
12/31/2012	21.26	0.07	3.98	4.05	–		–	25.31	19.05	42,448	29	0.67	0.67	0.29
12/31/2011	21.47	0.02	(0.23)	(0.21)	–		–	21.26	(0.98)	35,832	28	0.67	0.67	0.08
12/31/2010	18.37	0.02	3.11	3.13	(0.03)		–	21.47	17.02	35,881	35	0.68	0.68	0.09
12/31/2009	12.83	0.05	5.57	5.62	(0.08)		–	18.37	43.79	30,411	62	0.71	0.71	0.33

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Financial Highlights

For a Share Outstanding

		Increase (Decrease) from Investment Operations(a)			Distributions from					Supplemental Data					Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions		Net Asset Value, End of Period	Total Return(c)		Net Assets, End of Period (in thousands)	Portfolio Turnover(d)		Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/T. Rowe Price Mid-Cap Growth Fund
Class A
12/31/2013	$29.14	$(0.13)	$10.74	$10.61	$–		$(2.28)		$37.47	36.50	%(t)	$2,508,258	33%		1.01%	1.01%	(0.39)%
12/31/2012	26.86	(0.04)	3.69	3.65	(0.06)		(1.31)		29.14	13.59		1,729,982	33		1.01	1.01	(0.12)
12/31/2011	29.78	(0.14)	(0.32)	(0.46)	(0.00	)(f)	(2.46)		26.86	(1.46)		1,437,209	38		1.01	1.01	(0.47)
12/31/2010	23.79	0.00	6.62	6.62	(0.04)		(0.59)		29.78	27.86		1,366,836	27		1.01	1.01	0.01
12/31/2009	16.20	(0.05)	7.65	7.60	–		(0.01	)(p)	23.79	46.93		820,894	32		1.02	1.02	(0.26)
Class B
12/31/2013	29.81	(0.07)	10.99	10.92	–		(2.28)		38.45	36.72	(t)	57,214	33		0.81	0.81	(0.19)
12/31/2012	27.44	0.02	3.78	3.80	(0.12)		(1.31)		29.81	13.83		41,608	33		0.81	0.81	0.06
12/31/2011	30.31	(0.08)	(0.32)	(0.40)	(0.01)		(2.46)		27.44	(1.25)		38,236	38		0.81	0.81	(0.27)
12/31/2010	24.19	0.05	6.74	6.79	(0.08)		(0.59)		30.31	28.10		38,125	27		0.81	0.81	0.17
12/31/2009	16.44	(0.01)	7.77	7.76	–		(0.01	)(p)	24.19	47.22		28,372	32		0.82	0.82	(0.05)
JNL/T. Rowe Price Short-Term Bond Fund
Class A
12/31/2013	10.06	0.07	(0.06)	0.01	(0.13)		–		9.94	0.10		1,657,217	59		0.70	0.70	0.72
12/31/2012	9.91	0.11	0.13	0.24	(0.09)		–		10.06	2.44		2,018,886	45		0.71	0.71	1.08
12/31/2011	9.88	0.14	0.00	0.14	(0.11)		–		9.91	1.38		1,220,682	50		0.72	0.72	1.41
12/31/2010	9.71	0.17	0.11	0.28	(0.11)		–		9.88	2.94		872,892	54		0.72	0.72	1.67
12/31/2009	9.36	0.25	0.47	0.72	(0.28)		(0.09)		9.71	7.64		484,832	102		0.74	0.74	2.56
Class B
12/31/2013	10.15	0.09	(0.06)	0.03	(0.15)		–		10.03	0.28		294	59		0.50	0.50	0.91
12/31/2012	9.99	0.14	0.12	0.26	(0.10)		–		10.15	2.64		206	45		0.51	0.51	1.36
12/31/2011	9.95	0.16	0.00	0.16	(0.12)		–		9.99	1.58		284	50		0.52	0.52	1.54
12/31/2010	9.76	0.19	0.12	0.31	(0.12)		–		9.95	3.22		88	54		0.52	0.52	1.87
12/31/2009	9.41	0.26	0.47	0.73	(0.29)		(0.09)		9.76	7.74		211	102		0.54	0.54	2.57
JNL/T. Rowe Price Value Fund
Class A
12/31/2013	12.34	0.18	4.38	4.56	(0.18)		(0.59)		16.13	37.14		2,428,256	39		0.91	0.92	1.25
12/31/2012	10.47	0.20	1.82	2.02	(0.15)		–		12.34	19.33		1,565,619	62		0.92	0.93	1.76
12/31/2011	10.84	0.17	(0.39)	(0.22)	(0.15)		–		10.47	(2.07)		1,305,413	51		0.93	0.93	1.53
12/31/2010	9.44	0.19	1.31	1.50	(0.10)		–		10.84	15.89		1,136,182	27		0.94	0.94	1.97
12/31/2009	6.98	0.15	2.44	2.59	(0.13)		–		9.44	37.09		727,672	21		0.96	0.96	1.89
Class B
12/31/2013	12.68	0.22	4.50	4.72	(0.20)		(0.59)		16.61	37.42		1,210	39		0.71	0.72	1.46
12/31/2012	10.75	0.23	1.87	2.10	(0.17)		–		12.68	19.58		1,008	62		0.72	0.73	1.96
12/31/2011	11.11	0.19	(0.39)	(0.20)	(0.16)		–		10.75	(1.80)		731	51		0.73	0.73	1.75
12/31/2010	9.67	0.22	1.33	1.55	(0.11)		–		11.11	16.04		594	27		0.74	0.74	2.19
12/31/2009	7.14	0.17	2.50	2.67	(0.14)		–		9.67	37.46		549	21		0.76	0.76	2.16
JNL/WMC Balanced Fund
Class A
12/31/2013	18.15	0.31	3.18	3.49	(0.28)		(0.29)		21.07	19.33		3,345,428	205	(q)	0.74	0.74	1.53
12/31/2012	16.81	0.32	1.37	1.69	(0.22)		(0.13)		18.15	10.10		2,398,046	100	(q)	0.74	0.74	1.79
12/31/2011	16.45	0.30	0.24	0.54	(0.18)		–		16.81	3.27		1,792,691	52	(q)	0.74	0.74	1.81
12/31/2010	15.01	0.28	1.34	1.62	(0.18)		–		16.45	10.83		1,290,162	46	(q)	0.76	0.76	1.84
12/31/2009	12.81	0.34	2.19	2.53	(0.33)		–		15.01	19.78		736,864	54	(q)	0.78	0.78	2.53
Class B
12/31/2013	18.54	0.35	3.27	3.62	(0.31)		(0.29)		21.56	19.62		1,404	205	(q)	0.54	0.54	1.73
12/31/2012	17.16	0.36	1.39	1.75	(0.24)		(0.13)		18.54	10.26		1,181	100	(q)	0.54	0.54	1.99
12/31/2011	16.77	0.34	0.25	0.59	(0.20)		–		17.16	3.50		1,230	52	(q)	0.54	0.54	2.00
12/31/2010	15.29	0.32	1.35	1.67	(0.19)		–		16.77	10.99		1,041	46	(q)	0.56	0.56	2.04
12/31/2009	13.03	0.38	2.24	2.62	(0.36)		–		15.29	20.08		855	54	(q)	0.58	0.58	2.74

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Financial Highlights

For a Share Outstanding

		Increase (Decrease) from Investment Operations(a)			Distributions from					Supplemental Data			Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions		Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/WMC Money Market Fund
Class A
12/31/2013	$1.00	$0.00	$0.00	$0.00	$(0.00	)(f)	$(0.00	)(f)	$1.00	0.00%	$1,328,987	N/A	0.19%	0.57%	0.00	%(r)
12/31/2012	1.00	0.00	0.00	0.00	(0.00	)(f)	(0.00	)(f)	1.00	0.00	1,243,885	N/A	0.25	0.57	0.00	(r)
12/31/2011	1.00	0.00	0.00	0.00	(0.00	)(f)	(0.00	)(f)	1.00	0.00	1,054,701	N/A	0.23	0.57	0.00	(r)
12/31/2010	1.00	0.00	0.00	0.00	(0.00	)(f)	–		1.00	0.00	706,007	N/A	0.27	0.57	0.00	(r)
12/31/2009	1.00	0.00	0.00	0.00	(0.00	)(f)	–		1.00	0.15 (s)	1,140,511	N/A	0.47	0.57	0.16	(r)
Class B
12/31/2013	1.00	0.00	0.00	0.00	(0.00	)(f)	(0.00	)(f)	1.00	0.00	7,755	N/A	0.19	0.37	0.00	(r)
12/31/2012	1.00	0.00	0.00	0.00	(0.00	)(f)	(0.00	)(f)	1.00	0.00	7,924	N/A	0.25	0.37	0.00	(r)
12/31/2011	1.00	0.00	0.00	0.00	(0.00	)(f)	(0.00	)(f)	1.00	0.00	8,547	N/A	0.23	0.37	0.00	(r)
12/31/2010	1.00	0.00	0.00	0.00	(0.00	)(f)	–		1.00	0.00	7,245	N/A	0.27	0.37	0.00	(r)
12/31/2009	1.00	0.00	0.00	0.00	(0.00	)(f)	–		1.00	0.21 (s)	7,270	N/A	0.37	0.37	0.24	(r)
JNL/WMC Value Fund
Class A
12/31/2013	18.54	0.35	5.39	5.74	(0.40)		(0.87)		23.01	31.05	1,717,996	23%	0.78	0.78	1.63
12/31/2012	16.83	0.37	2.39	2.76	(0.42)		(0.63)		18.54	16.35	1,262,528	31	0.78	0.78	2.00
12/31/2011	17.37	0.29	(0.66)	(0.37)	(0.17)		–		16.83	(2.06)	1,220,027	19	0.79	0.79	1.66
12/31/2010	15.41	0.21	1.90	2.11	(0.15)		–		17.37	13.70	1,138,293	25	0.80	0.80	1.34
12/31/2009	12.60	0.22	2.80	3.02	(0.21)		–		15.41	23.98	762,013	42	0.82	0.82	1.64
Class B
12/31/2013	18.87	0.41	5.48	5.89	(0.45)		(0.87)		23.44	31.27	27,300	23	0.58	0.58	1.84
12/31/2012	17.12	0.42	2.43	2.85	(0.47)		(0.63)		18.87	16.59	19,665	31	0.58	0.58	2.20
12/31/2011	17.66	0.33	(0.68)	(0.35)	(0.19)		–		17.12	(1.87)	17,156	19	0.59	0.59	1.86
12/31/2010	15.65	0.25	1.93	2.18	(0.17)		–		17.66	13.92	17,032	25	0.60	0.60	1.53
12/31/2009	12.79	0.25	2.84	3.09	(0.23)		–		15.65	24.18	14,220	42	0.62	0.62	1.87

*

Commencement of operations was as follows: JNL/AQR Managed Futures Strategy Fund - August 29, 2011; JNL/BlackRock Global Allocation Fund - October 11, 2010; JNL/Brookfield Global Infrastructure Fund - December 12, 2011; JNL/Franklin Templeton Global Multisector Bond Fund - December 12, 2011; JNL/Ivy Asset Strategy Fund - September 28, 2009; JNL/Mellon Capital Emerging Markets Index Fund - August 29, 2011; JNL/Mellon Capital Global Alpha Fund - September 28, 2009; JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund - April 30, 2012; JNL/Mellon Capital Utilities Sector Fund - April 29, 2013; JNL/Morgan Stanley Mid Cap Growth Fund - April 30, 2012; JNL/Neuberger Berman Strategic Income Fund - April 30, 2012; JNL/PPM America Floating Rate Income Fund - January 1, 2011

(a)	Calculated using the average shares method.
(b)	Annualized for periods less than one year.
(c)	Total return assumes reinvestment of all distributions for the period. Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(d)

Portfolio turnover is not annualized for periods of less than one year and excludes dollar roll transactions. Securities sold short are considered long term investments for purposes of calculating portfolio turnover.

(e)

For the years ended 2011 and 2012, Consolidated Financial Statements. Refer to Note 2 in the Notes to the Financial Statements. Prior to August 27, 2011, the JNL/BlackRock Global Allocation Fund had a Master-Feeder structure and invested substantially all its assets in a Master Fund. For periods prior to August 27, 2011 that the Fund had a Master-Feeder structure, the ratios of net investment income and expenses to average net assets do not include the impact of the Master Fund’s expenses.

(f)	Amount represents less than $0.005.
(g)	Portfolio turnover for the JNL/BlackRock Global Allocation Fund excludes the liquidation transactions related to the transition from a Master-Feeder structure to a Sub-Advised Fund.
(h)	Portfolio turnover including dollar roll transactions for JNL/Capital Guardian Global Balanced Fund was 52%, 53%, 86% and 100% in 2010, 2011, 2012 and 2013, respectively.
(i)

Total return for the JNL/Capital Guardian Global Diversified Research Fund includes class action settlement proceeds. The return for Class A and Class B shares without the class action settlement proceeds was 36.07% and 36.40%, respectively.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Financial Highlights

For a Share Outstanding

(j)	The net and total ratios of expenses to average net assets without dividend expenses, borrowing fees on securities sold short or interest expense for the following funds were as follows:

	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/BlackRock Global Allocation Fund
Class A	1.08%	N/A	N/A	N/A	N/A
Class B	0.88	N/A	N/A	N/A	N/A
JNL/Franklin Templeton Mutual Shares Fund
Class A	N/A	N/A	N/A	N/A	1.06%
Class B	N/A	N/A	N/A	N/A	0.86
JNL/Goldman Sachs U.S. Equity Flex Fund
Class A	1.15	1.16%	1.15%	1.16%	1.17
Class B	0.95	0.96	0.95	0.96	0.97
JNL/PIMCO Real Return Fund
Class A	0.79	0.79	0.79	N/A	N/A
Class B	0.59	0.59	0.59	N/A	N/A
JNL/PIMCO Total Return Bond Fund
Class A	0.80	0.80	0.80	N/A	N/A
Class B	0.60	0.60	0.60	N/A	N/A

(k)	Portfolio turnover including dollar roll transactions for JNL/Goldman Sachs Core Plus Bond Fund was 484%, 1,137%, 1,302%, 1,111% and 748% in 2009, 2010, 2011, 2012 and 2013, respectively.
(l)

Distribution amount for the JNL/Goldman Sachs Mid Cap Value Fund includes a return of capital distribution for Class A and Class B shares of $0.03 and $0.03 per share, respectively, for the year ended December 31, 2011.

(m)

Total return for the JNL/Invesco International Growth Fund includes class action settlement proceeds. The return for Class A and Class B shares without the class action settlement proceeds was 36.63% and 39.63%, respectively.

(n)	Portfolio turnover including dollar roll transactions for JNL/Mellon Capital Bond Index Fund was 90%, 83%, 106%, 89% and 156%, in 2009, 2010, 2011, 2012 and 2013, respectively.
(o)	Portfolio turnover including dollar roll transactions for JNL/Neuberger Berman Strategic Income Fund was 246% and 380% in 2012 and 2013, respectively.
(p)

Distribution amount for the JNL/T. Rowe Price Mid-Cap Growth Fund includes a return of capital distribution for Class A and Class B shares of $0.01 and $0.01 per share, respectively, for the year ended December 31, 2009.

(q)	Portfolio turnover including dollar roll transactions for JNL/WMC Balanced Fund was 81%, 90%, 139%, 223% and 283% in 2009, 2010, 2011, 2012 and 2013, respectively.
(r)

The ratios for net income (loss) to average net assets without expense waivers for JNL/WMC Money Market Fund for 2009, 2010, 2011, 2012 and 2013 was 0.06%, (0.30)%, (0.34)%, (0.32)% and (0.38)%, respectively for Class A and 0.24%, (0.10)%, (0.14)%, (0.12)% and (0.18)%, respectively for Class B shares.

(s)

Total return for the JNL/WMC Money Market Fund includes class action settlement proceeds. The return for Class A and Class B shares without the class action settlement proceeds was 0.14% and 0.20%, respectively.

(t)

Total return for the Fund includes class action settlement proceeds. The return for Class A and Class B, respectively, without the class action settlement proceeds was as follows: JNL/BlackRock Large Cap Select Growth Fund - 38.94% and 39.26%; JNL/Capital Guardian Global Balanced Fund - 15.44% and 15.65%; JNL/Capital Guardian Global Diversified Research Fund - 23.15% and 23.40%; JNL/Eagle SmallCap Equity Fund - 30.43% and 30.65%; JNL/Invesco Mid Cap Value Fund - 30.82% and 31.05%; JNL/JPMorgan International Value Fund - 21.33% and 21.52%; JNL/JPMorgan U.S. Government & Quality Bond Fund - (3.59)% and (3.40)%; JNL/Mellon Capital S&P 400 Mid Cap Index Fund - 32.92% and 33.12%; JNL/Mellon Capital Small Cap Index Fund - 38.35% and 38.56%; JNL/PPM America Value Equity Fund - 40.15% and 40.42%; JNL/T.Rowe Price Mid-Cap Growth Fund - 36.47% and 36.69%.

(u)	For the year ended 2013, Consolidated Financial Statements. Refer to Note 2 in the Notes to the Financial Statements.
(v)

Distribution amount for the JNL/Morgan Stanley Mid Cap Growth Fund includes a return of capital distribution for Class A and Class B shares of $0.01 and $0.01 per share, respectively, for the year ended December 31, 2012.

(w)

Distribution amount for the JNL/Mellon Capital Small Cap Index Fund includes a return of capital distribution for Class A and Class B shares of $0.01 and $0.01 per share, respectively, for the year ended December 31, 2013.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2013

NOTE 1. ORGANIZATION

The JNL Series Trust (“Trust”) is an open-end management investment company organized under the laws of the Commonwealth of Massachusetts, by a Declaration of Trust, dated June 1, 1994. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended, (“1940 Act”), and its shares are registered under the Securities Act of 1933, as amended, (“1933 Act”). The Trust currently offers shares in eighty-nine (89) separate funds, each with its own investment objective. Information in these financial statements pertains to sixty-five (65) Funds (each a “Fund”, and collectively, “Funds”) offered by the Trust listed in the table below.

Jackson National Asset Management, LLC (“JNAM” or “Adviser”), a wholly-owned subsidiary of Jackson National Life Insurance Company® (“Jackson”), serves as investment adviser to each of the Funds. Jackson is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is the United States of America. Shares of each Fund are sold to life insurance company separate accounts and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies. Shares may also be sold directly to qualified and non-qualified retirement plans and to other affiliated funds. The Funds and each Fund’s Adviser/Sub-Adviser are:

Adviser/Sub-Adviser:	Fund: (Sub-Sub-Advisers are in parenthesis)
AQR Capital Management, LLC	JNL/AQR Managed Futures Strategy Fund
BlackRock Investment Management, LLC	JNL/BlackRock Commodity Securities Strategy Fund, JNL/BlackRock Global Allocation Fund, JNL/BlackRock Large Cap Select Growth Fund
Brookfield Investment Management, Inc.	JNL/Brookfield Global Infrastructure Fund
Capital Guardian Trust Company	JNL/Capital Guardian Global Balanced Fund and JNL/Capital Guardian Global Diversified Research Fund
Dimensional Funds Advisors LP	JNL/DFA U.S. Core Equity Fund
Eagle Asset Management, Inc.	JNL/Eagle SmallCap Equity Fund
Eastspring Investments (Singapore) Limited*	JNL/Eastspring Investments Asia ex-Japan Fund and JNL/Eastspring Investments China-India Fund
Templeton Global Advisors Limited	JNL/Franklin Templeton Global Growth Fund
Franklin Advisers, Inc.	JNL/Franklin Templeton Global Multisector Bond Fund and JNL/Franklin Templeton Income Fund
Franklin Templeton Institutional, LLC	JNL/Franklin Templeton International Small Cap Growth Fund
Franklin Mutual Advisers, LLC	JNL/Franklin Templeton Mutual Shares Fund
Franklin Advisory Services, LLC	JNL/Franklin Templeton Small Cap Value Fund
Goldman Sachs Asset Management, L.P. Goldman Sachs Asset Management International (Sub-Sub-Adviser)

JNL/Goldman Sachs Core Plus Bond Fund (Goldman Sachs Asset Management International), JNL/Goldman Sachs Emerging Markets Debt Fund, JNL/Goldman Sachs Mid Cap Value Fund, JNL/Goldman Sachs U.S. Equity Flex Fund

Invesco Advisers, Inc. Invesco Asset Management Ltd. (Sub-Sub-Adviser)

JNL/Invesco Global Real Estate Fund (Invesco Asset Management Ltd.), JNL/Invesco International Growth Fund, JNL/Invesco Large Cap Growth Fund, JNL/Invesco Mid Cap Value Fund, JNL/Invesco Small Cap Growth Fund

Ivy Investment Management Company	JNL/Ivy Asset Strategy Fund
J.P. Morgan Investment Management Inc.	JNL/JPMorgan International Value Fund, JNL/JPMorgan MidCap Growth Fund, JNL/JPMorgan U.S. Government & Quality Bond Fund
Lazard Asset Management, LLC	JNL/Lazard Emerging Markets Fund
M&G Investment Management Limited*	JNL/M&G Global Basics Fund
Mellon Capital Management Corporation

JNL/Mellon Capital Emerging Markets Index Fund, JNL/Mellon Capital European 30 Fund, JNL/Mellon Capital Pacific Rim 30 Fund, JNL/Mellon Capital S&P 500 Index Fund, JNL/Mellon Capital S&P 400 MidCap Index Fund, JNL/Mellon Capital Small Cap Index Fund, JNL/Mellon Capital International Index Fund, JNL/Mellon Capital Bond Index Fund, JNL/Mellon Capital Global Alpha Fund, JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund, JNL/Mellon Capital Utilities Sector Fund

Morgan Stanley Investment Management Inc.	JNL/Morgan Stanley Mid Cap Growth Fund
Neuberger Berman Fixed Income LLC	JNL/Neuberger Berman Strategic Income Fund
OppenheimerFunds, Inc.	JNL/Oppenheimer Global Growth Fund
Pacific Investment Management Company LLC	JNL/PIMCO Real Return Fund and JNL/PIMCO Total Return Bond Fund
PPM America, Inc.*	JNL/PPM America Floating Rate Income Fund, JNL/PPM America High Yield Bond Fund, JNL/PPM America Mid Cap Value Fund, JNL/PPM America Small Cap Value Fund, JNL/PPM America Value Equity Fund
Red Rocks Capital LLC	JNL/Red Rocks Listed Private Equity Fund

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2013

Adviser/Sub-Adviser:	Fund: (Sub-Sub-Advisers are in parenthesis)
Standard & Poor’s Investment Advisory Services LLC	JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund, JNL/S&P Total Yield Fund (all Co-Sub-Advised by Mellon Capital Management Corporation)
T. Rowe Price Associates, Inc.

JNL/T. Rowe Price Established Growth Fund, JNL/T. Rowe Price Mid-Cap Growth Fund (Co-Sub-Advised by Mellon Capital Management Corporation), JNL/T. Rowe Price Short-Term Bond Fund, JNL/T. Rowe Price Value Fund

Wellington Management Company, LLP	JNL/WMC Balanced Fund, JNL/WMC Money Market Fund, JNL/WMC Value Fund

*	M&G Investment Management Limited, PPM America, Inc., and Eastspring Investments (Singapore) Limited are affiliates of JNAM.

The Funds are diversified Funds for purposes of the 1940 Act, with the exception of the following non-diversified Funds: JNL/AQR Managed Futures Strategy Fund, JNL/BlackRock Commodity Securities Strategy Fund, JNL/BlackRock Global Allocation Fund, JNL/Brookfield Global Infrastructure Fund, JNL/Eastspring Investments Asia ex-Japan Fund, JNL/Eastspring Investments China-India Fund, JNL/Franklin Templeton Global Multisector Bond Fund, JNL/Goldman Sachs Emerging Markets Debt Fund, JNL/Invesco Mid Cap Value Fund, JNL/M&G Global Basics Fund, JNL/Mellon Capital European 30 Fund, JNL/Mellon Capital Pacific Rim 30 Fund, JNL/Mellon Capital Global Alpha Fund, JNL/Mellon Capital Utilities Sector Fund, JNL/PIMCO Real Return Fund, JNL/PPM America Floating Rate Income Fund, JNL/Red Rocks Listed Private Equity Fund, JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund and JNL/S&P Total Yield Fund,.

Each Fund, except JNL/Mellon Capital Utilities Sector Fund and JNL/PPM America Floating Rate Income Fund, offers Class A and Class B shares. The two classes differ principally in applicable 12b-1 fees. Shareholders bear the common expenses of each Fund and earn income and realized gains/losses from each Fund pro rata based on the average daily net assets of each class, without discrimination between share classes. Each share class also has different voting rights on matters affecting a single class. No class has preferential dividend rights. Trust level expenses are allocated to the Funds based on the average daily net assets of each Fund.

JNL/Mellon Capital Utilities Sector Fund commenced operations on April 29, 2013.

Effective April 29, 2013, the names of the following Funds changed:

Prior Fund Name:	Effective April 29, 2013:
JNL/BlackRock Commodity Securities Fund	JNL/BlackRock Commodity Securities Strategy Fund
JNL/Mellon Capital Management Emerging Markets Index Fund	JNL/Mellon Capital Emerging Markets Index Fund
JNL/Mellon Capital Management European 30 Fund	JNL/Mellon Capital European 30 Fund
JNL/Mellon Capital Management Pacific Rim 30 Fund	JNL/Mellon Capital Pacific Rim 30 Fund
JNL/Mellon Capital Management S&P 500 Index Fund	JNL/Mellon Capital S&P 500 Index Fund
JNL/Mellon Capital Management S&P 400 Mid Cap Index Fund	JNL/Mellon Capital S&P 400 Mid Cap Index Fund
JNL/Mellon Capital Management Small Cap Index Fund	JNL/Mellon Capital Small Cap Index Fund
JNL/Mellon Capital Management International Index Fund	JNL/Mellon Capital International Index Fund
JNL/Mellon Capital Management Bond Index Fund	JNL/Mellon Capital Bond Index Fund
JNL/Mellon Capital Management Global Alpha Fund	JNL/Mellon Capital Global Alpha Fund
JNL/Mellon Capital Management Dow Jones U.S. Contrarian Opportunities Index Fund	JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund

Effective September 16, 2013, the Sub-Adviser for JNL/Lazard Mid Cap Equity Fund was changed from Lazard Asset Management LLC to Invesco Advisers, Inc. The name of the Fund was changed to JNL/Invesco Mid Cap Value Fund. The Sub-Adviser for JNL/UBS Large Cap Select Growth Fund was changed from UBS Global Asset Management (Americas) Inc. to BlackRock Investment Management, Inc. The name of the Fund was changed to JNL/BlackRock Large Cap Select Growth Fund.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”):

Security Valuation - Under the Trust’s valuation policy and procedures, the Trust’s Board of Trustees (“Board” or “Trustees”) has delegated the daily operational oversight of the securities valuation function to the JNAM Pricing Committee (“Pricing Committee”), which consists of certain officers of the Trust and JNAM management. The Pricing Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures adopted by the Board, the Pricing Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Pricing Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. For fair valuation determinations that are deemed significant, the Funds’ Board is promptly notified, in detail, of the fair valuation.

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2013

The net asset value (“NAV”) of each Fund shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading. Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded. If there is no official closing price for the security, the security may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale. Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter (“OTC”) market. Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date. The Securities Lending Cash Collateral Fund LLC, which provides daily liquidity, is valued at the daily reported NAV of the fund, as a practical expedient, as of the close of the NYSE on each valuation date. All securities in the JNL/WMC Money Market Fund, as permitted by compliance with applicable provisions under Rule 2a-7 under the 1940 Act, and other short-term securities maturing within sixty (60) days are valued at amortized cost, unless it is determined that such practice does not approximate market value. Debt securities are generally valued by independent pricing services approved by the Board. If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation for a long position and ask quotation for a short position or an evaluated price, as applicable, obtained from each Fund’s Sub-Adviser, a broker/dealer or widely used quotation system. Term loans are generally valued at the composite bid prices provided by approved pricing services. Commodity-linked structured notes and credit linked notes are valued by approved pricing services. Futures contracts traded on an exchange are valued at the exchange’s settlement price which reflects fair value. If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the local exchange. Options traded on an exchange are valued at the last traded price as of the close of business on the local exchange. If the last trade is determined to not be representative of fair value, exchange traded options are valued at the last bid. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE. Centrally cleared swap agreements, listed on a multilateral or trade facility platform, such as a registered exchange, are valued by the respective exchange. The exchange determines a daily settlement price via pricing models which use, as appropriate, its members’ actionable levels across complete term structures along with external third party prices for centrally cleared credit default swaps and underlying rates including overnight index swap rates and forward interest rates for centrally cleared interest rate swaps. OTC derivatives, including options and swap agreements, are generally valued by approved pricing services. If the pricing services are unable to provide valuations, OTC derivatives are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or by pricing models using observable inputs. Pricing services utilized to value debt and derivative instruments may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent market value. In such instances, the investment is valued as determined in good faith using procedures approved by the Board. Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Pricing Committee’s own assumptions in determining fair value of an investment. Under the procedures approved by the Board, the Adviser may rely on pricing services or other sources, including each Fund’s Sub-Adviser, to assist in determining the fair value of an investment. Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer and trading or other market data. The Adviser has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Distributions to Shareholders - The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. The JNL/WMC Money Market Fund declares dividends from net investment income daily and pays dividends monthly. For all other Funds, dividends from net investment income are generally declared and paid annually, but may be paid more frequently to avoid excise tax. Distributions of net realized capital gains, if any, will be distributed at least annually, to the extent they exceed available capital loss carry forwards.

Security Transactions and Investment Income - Security transactions are recorded on the trade date for financial reporting purposes. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date. Corporate actions involving foreign securities, including dividends, are recorded when the information becomes available. Income received in lieu of dividends for securities loaned is included in dividends in the Statements of Operations. Interest income, including level-yield amortization of discounts and premiums, is accrued daily. A Fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Realized gains and losses are determined on the specific identification basis.

Expenses - Expenses are recorded on an accrual basis. Expenses of the Trust that are directly attributable to a specific Fund are charged to that Fund. Expenses attributable to a specific class of shares are charged to that class. Other Trust level expenses are allocated to the Funds based on the average daily net assets of each Fund.

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2013

During the year ended December 31, 2013, an expense adjustment for professional fees was recorded for certain Funds to true up estimates for India tax services which are billed in arrears. The amount of the expense adjustment is reflected in footnote (b) and included in other net expenses in the Statements of Operations.

Foreign Taxes - The Funds may be subject to foreign taxes on income, gains on investments or foreign currency purchases and repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

Foreign Currency Translations - The accounting records of each Fund are maintained in U.S. dollars. Each business day, the market values of foreign securities, currency holdings and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on current exchange rates. Purchases and sales of investment securities, income receipts and expense payments are translated into U.S. dollars based on the respective exchange rates prevailing on the dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities. Such fluctuations are included in net realized and unrealized gain or loss on investments.

Net realized gains and losses on foreign currency related items are considered ordinary income for tax purposes and arise from sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar amounts actually received or paid; and the realized gains or losses resulting from portfolio and transaction hedges. Net unrealized gain or loss on foreign currency related items include gains and losses from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in currency exchange rates.

Guarantees and Indemnifications - In the normal course of business, the Trust may enter into contracts with service providers that contain a variety of representations which provide general indemnifications for certain liabilities. Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Each Fund’s maximum exposure under these arrangements is unknown. However, since their commencement of operations, the Funds have not had claims or losses pursuant to these contracts and expect the risk of loss to be remote. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Basis of Consolidation - The accompanying financial statements and Schedules of Investments for JNL/AQR Managed Futures Strategy Fund, JNL/BlackRock Commodity Securities Strategy Fund, JNL/BlackRock Global Allocation Fund and JNL/Ivy Asset Strategy Fund have each been consolidated to include the respective account of JNL/AQR Managed Futures Strategy Fund Ltd., JNL/BlackRock Commodity Securities Strategy Fund Ltd., JNL/BlackRock Global Allocation Fund Ltd. and JNL/Ivy Asset Strategy Fund Ltd. (each a “Subsidiary”). Each Subsidiary is a wholly owned Cayman Islands domiciled subsidiary of the respective Fund, which primarily invests in commodity-related instruments. The Subsidiary allows each Fund to hold commodity-related instruments and meet regulated investment company (“RIC”) tax requirements in pursuit of its investment objectives as outlined in each Fund’s prospectus and statement of additional information. Each Fund is the sole shareholder of the Subsidiary with the intent that it will retain all rights to the Subsidiary. Each Fund may invest up to 25% of its total assets in the Subsidiary, which may invest without limitation in commodity-related instruments. Intercompany accounts and transactions have been eliminated. Each Subsidiary has the same Sub-Adviser as the Fund and is subject to the same investment policies and restrictions as the Fund.

Statement of Cash Flows - GAAP requires entities providing financial statements that report both a financial position and results of operations to also provide a statement of cash flows for each period for which results of operations are provided, but exempts investment companies meeting certain conditions. One of the conditions is that the enterprise had little or no debt, based on the average debt outstanding during the period, in relation to average total assets. Funds with certain degrees of borrowing activity, typically through the use of securities sold short, transactions characterized as secured borrowing transactions or reverse repurchase agreements, have been determined to be at a level requiring a Statement of Cash Flows.

NOTE 3. FASB ASC TOPIC 820, “FAIR VALUE MEASUREMENTS AND DISCLOSURE”

This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance. The inputs are summarized into three broad categories:

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds and securities lending collateral, which is valued as a practical expedient at its daily reported NAV.

Level 2 includes valuations determined from significant direct or indirect observable inputs. Direct observable inputs include broker quotes, third party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves,

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2013

prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities, including term loans, OTC derivatives, centrally cleared swap agreements, broker quotes in active markets, securities subject to corporate actions, securities valued at amortized cost, international equity securities priced by an independent statistical fair value pricing service, swap agreements valued by pricing services or ADRs and GDRs for which quoted prices in active markets are not available.

Level 3 includes valuations determined from significant unobservable inputs including the Adviser’s own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features, maturity or anticipated cash flows; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models. Level 3 valuations include securities that are priced based on single source broker quotes, where prices may be unavailable due to halted trading, restricted to resale due to market events, private placements, newly issued or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuation, the Adviser regularly compares prior day prices with current day prices, transaction prices and alternative vendor prices. When the comparison results exceed pre-defined thresholds, the Adviser challenges the prices exceeding tolerance levels with the pricing service or broker. To verify Level 3 unobservable inputs, the Adviser uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund’s investments in securities and other financial instruments (in thousands) as of December 31, 2013, by valuation level.

	Assets - Securities
	Level 1	Level 2	Level 3	Total

JNL/AQR Managed Futures Strategy Fund
Short Term Investments	$283,043	$171,024	$—	$454,067

Fund Total	$283,043	$171,024	$—	$454,067
JNL/BlackRock Commodity Securities Strategy Fund
Common Stocks	$1,095,520	$12,408	$—	$1,107,928
Commodity Indexed Structured Notes	—	105,477	—	105,477
Short Term Investments	28,372	225,990	—	254,362

Fund Total	$1,123,892	$343,875	$—	$1,467,767
JNL/BlackRock Global Allocation Fund
Common Stocks	$1,034,714	$734,961	$1,367	$1,771,042
Trust Preferreds	7,065	—	—	7,065
Preferred Stocks	27,089	14,597	1,930	43,616
Warrants	—	130	—	130
Purchased Options	758	12,673	—	13,431
Investment Companies	31,372	—	—	31,372
Corporate Bonds and Notes	—	205,240	2,305	207,545
Government and Agency Obligations	—	321,598	—	321,598
Short Term Investments	62,724	316,872	—	379,596

Fund Total	$1,163,722	$1,606,071	$5,602	$2,775,395
JNL/BlackRock Large Cap Select Growth Fund
Common Stocks	$958,999	$48,479	$—	$1,007,478
Short Term Investments	16,190	—	—	16,190

Fund Total	$975,189	$48,479	$—	$1,023,668
JNL/Brookfield Global Infrastructure Fund
Common Stocks	$454,583	$207,386	$—	$661,969
Short Term Investments	84,137	—	—	84,137

Fund Total	$538,720	$207,386	$—	$746,106
JNL/Capital Guardian Global Balanced Fund
Common Stocks	$166,457	$156,400	$—	$322,857
Preferred Stocks	278	—	—	278
Non-U.S. Government Agency ABS	—	1,819	—	1,819
Corporate Bonds and Notes	—	27,792	—	27,792
Government and Agency Obligations	—	109,954	24	109,978
Other Equity Interests	—	160	—	160
Short Term Investments	40,365	—	—	40,365

Fund Total	$207,100	$296,125	$24	$503,249
JNL/Capital Guardian Global Diversified Research Fund
Common Stocks	$227,033	$176,957	$—	$403,990
Short Term Investments	28,837	—	—	28,837

Fund Total	$255,870	$176,957	$—	$432,827

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2013

	Assets - Securities
	Level 1	Level 2	Level 3	Total

JNL/DFA U.S. Core Equity Fund
Common Stocks	$494,972	$—	$1	$494,973
Warrants	—	—	—	—
Short Term Investments	22,665	—	—	22,665

Fund Total	$517,637	$—	$1	$517,638
JNL/Eagle SmallCap Equity Fund
Common Stocks	$1,637,097	$—	$—	$1,637,097
Short Term Investments	164,210	—	—	164,210

Fund Total	$1,801,307	$—	$—	$1,801,307
JNL/Eastspring Investments Asia ex-Japan Fund
Common Stocks	$3,846	$128,616	$—	$132,462
Short Term Investments	7,530	—	—	7,530

Fund Total	$11,376	$128,616	$—	$139,992
JNL/Eastspring Investments China-India Fund
Common Stocks	$18,379	$328,496	$—	$346,875
Short Term Investments	24,316	—	—	24,316

Fund Total	$42,695	$328,496	$—	$371,191
JNL/Franklin Templeton Global Growth Fund
Common Stocks	$415,791	$550,388	$—	$966,179
Short Term Investments	51,621	—	—	51,621

Fund Total	$467,412	$550,388	$—	$1,017,800
JNL/Franklin Templeton Global Multisector Bond Fund
Corporate Bonds and Notes	$—	$227,256	$—	$227,256
Government and Agency Obligations	—	1,128,140	—	1,128,140
Other Equity Interests	—	2,978	—	2,978
Common Stocks	—	—	341	341
Preferred Stocks	—	—	759	759
Short Term Investments	285,680	146,740	—	432,420

Fund Total	$285,680	$1,505,114	$1,100	$1,791,894
JNL/Franklin Templeton Income Fund
Common Stocks	$1,068,014	$87,232	$1,751	$1,156,997
Equity Linked Structured Notes	—	85,406	—	85,406
Preferred Stocks	41,021	25,627	1,725	68,373
Warrants	45	—	—	45
Corporate Bonds and Notes	—	793,743	—	793,743
Other Equity Interests	—	—	1	1
Short Term Investments	287,352	—	—	287,352

Fund Total	$1,396,432	$992,008	$3,477	$2,391,917
JNL/Franklin Templeton International Small Cap Growth Fund
Common Stocks	$210,216	$208,629	$—	$418,845
Preferred Stocks	—	549	—	549
Investment Companies	2,029	—	—	2,029
Short Term Investments	32,624	—	—	32,624

Fund Total	$244,869	$209,178	$—	$454,047
JNL/Franklin Templeton Mutual Shares Fund
Common Stocks	$769,098	$209,887	$2,664	$981,649
Purchased Options	605	—	—	605
Corporate Bonds and Notes	—	55,945	—	55,945
Other Equity Interests	—	12,180	—	12,180
Short Term Investments	83,538	—	—	83,538

Fund Total	$853,241	$278,012	$2,664	$1,133,917
JNL/Franklin Templeton Small Cap Value Fund
Common Stocks	$926,266	$—	$—	$926,266
Short Term Investments	115,414	—	—	115,414

Fund Total	$1,041,680	$—	$—	$1,041,680
JNL/Goldman Sachs Core Plus Bond Fund
Non-U.S. Government Agency ABS	$—	$63,822	$6,970	$70,792
Corporate Bonds and Notes	—	216,946	404	217,350
Government and Agency Obligations	—	436,121	—	436,121
Common Stocks	—	—	—	—
Short Term Investments	72,467	21,978	—	94,445

Fund Total	$72,467	$738,867	$7,374	$818,708
JNL/Goldman Sachs Emerging Markets Debt Fund
Corporate Bonds and Notes	$—	$192,948	$672	$193,620
Government and Agency Obligations	—	456,377	—	456,377
Non-U.S. Government Agency ABS	—	2,125	—	2,125
Credit Linked Structured Notes	—	65,878	—	65,878
Other Equity Interests	—	489	—	489
Common Stocks	—	—	25	25
Short Term Investments	84,995	13,541	—	98,536

Fund Total	$84,995	$731,358	$697	$817,050

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2013

	Assets - Securities
	Level 1	Level 2	Level 3	Total

JNL/Goldman Sachs Mid Cap Value Fund
Common Stocks	$1,140,483	$—	$—	$1,140,483
Investment Companies	5,323	—	—	5,323
Short Term Investments	39,282	—	—	39,282

Fund Total	$1,185,088	$—	$—	$1,185,088
JNL/Goldman Sachs U.S. Equity Flex Fund
Common Stocks	$231,330	$—	$—	$231,330
Short Term Investments	5,888	—	—	5,888

Fund Total	$237,218	$—	$—	$237,218
JNL/Invesco Global Real Estate Fund
Common Stocks	$795,043	$714,520	$—	$1,509,563
Short Term Investments	78,553	—	—	78,553

Fund Total	$873,596	$714,520	$—	$1,588,116
JNL/Invesco International Growth Fund
Common Stocks	$239,693	$897,542	$—	$1,137,235
Preferred Stocks	—	14,867	—	14,867
Short Term Investments	93,894	—	—	93,894

Fund Total	$333,587	$912,409	$—	$1,245,996
JNL/Invesco Large Cap Growth Fund
Common Stocks	$1,002,105	$—	$—	$1,002,105
Short Term Investments	40,989	—	—	40,989

Fund Total	$1,043,094	$—	$—	$1,043,094
JNL/Invesco Mid Cap Value Fund
Common Stocks	$362,478	$—	$—	$362,478
Short Term Investments	42,067	—	—	42,067

Fund Total	$404,545	$—	$—	$404,545
JNL/Invesco Small Cap Growth Fund
Common Stocks	$700,556	$—	$—	$700,556
Short Term Investments	72,173	—	—	72,173

Fund Total	$772,729	$—	$—	$772,729
JNL/Ivy Asset Strategy Fund
Common Stocks	$1,012,322	$1,119,469	$138,773	$2,270,564
Purchased Options	—	3,961	—	3,961
Corporate Bonds and Notes	—	—	77,506	77,506
Precious Metals	218,876	—	—	218,876
Short Term Investments	82,492	401,958	—	484,450

Fund Total	$1,313,690	$1,525,388	$216,279	$3,055,357
JNL/JPMorgan International Value Fund
Common Stocks	$11,403	$642,951	$—	$654,354
Preferred Stocks	—	9,017	—	9,017
Rights	208	—	—	208
Short Term Investments	24,942	—	—	24,942

Fund Total	$36,553	$651,968	$—	$688,521
JNL/JPMorgan MidCap Growth Fund
Common Stocks	$1,246,395	$—	$—	$1,246,395
Short Term Investments	86,221	—	—	86,221

Fund Total	$1,332,616	$—	$—	$1,332,616
JNL/JPMorgan U.S. Government & Quality Bond Fund
Non-U.S. Government Agency ABS	$—	$42,525	$3,973	$46,498
Corporate Bonds and Notes	—	35,522	—	35,522
Government and Agency Obligations	—	1,030,923	—	1,030,923
Short Term Investments	62,342	—	—	62,342

Fund Total	$62,342	$1,108,970	$3,973	$1,175,285
JNL/Lazard Emerging Markets Fund
Common Stocks	$655,337	$853,455	$—	$1,508,792
Preferred Stocks	3,532	—	—	3,532
Short Term Investments	89,617	—	—	89,617

Fund Total	$748,486	$853,455	$—	$1,601,941
JNL/M&G Global Basics Fund
Common Stocks	$82,019	$78,868	$—	$160,887
Preferred Stocks	305	—	—	305
Short Term Investments	18,837	—	—	18,837

Fund Total	$101,161	$78,868	$—	$180,029
JNL/Mellon Capital Emerging Markets Index Fund
Common Stocks	$113,071	$543,519	$—	$656,590
Preferred Stocks	39,450	6,796	—	46,246
Rights	—	22	—	22
Investment Companies	14,365	—	—	14,365
Short Term Investments	21,245	265	—	21,510

Fund Total	$188,131	$550,602	$—	$738,733

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2013

	Assets - Securities
	Level 1	Level 2	Level 3	Total

JNL/Mellon Capital European 30 Fund
Common Stocks	$4,661	$129,706	$—	$134,367
Investment Companies	3,704	—	—	3,704
Short Term Investments	5,638	—	—	5,638

Fund Total	$14,003	$129,706	$—	$143,709
JNL/Mellon Capital Pacific Rim 30 Fund
Common Stocks	$545	$146,684	$—	$147,229
Investment Companies	6,095	—	—	6,095
Short Term Investments	16,034	—	—	16,034

Fund Total	$22,674	$146,684	$—	$169,358
JNL/Mellon Capital S&P 500 Index Fund
Common Stocks	$3,011,004	$—	$—	$3,011,004
Short Term Investments	136,130	3,769	—	139,899

Fund Total	$3,147,134	$3,769	$—	$3,150,903
JNL/Mellon Capital S&P 400 MidCap Index Fund
Common Stocks	$1,588,459	$—	$—	$1,588,459
Short Term Investments	166,878	2,704	—	169,582

Fund Total	$1,755,337	$2,704	$—	$1,758,041
JNL/Mellon Capital Small Cap Index Fund
Common Stocks	$1,796,893	$—	$44	$1,796,937
Rights	23	—	—	23
Warrants	—	—	—	—
Investment Companies	196	—	—	196
Other Equity Interests	—	—	—	—
Short Term Investments	247,855	2,109	—	249,964

Fund Total	$2,044,967	$2,109	$44	$2,047,120
JNL/Mellon Capital International Index Fund
Common Stocks	$44,400	$2,213,408	$—	$2,257,808
Preferred Stocks	676	16,630	—	17,306
Rights	99	—	—	99
Other Equity Interests	—	—	—	—
Short Term Investments	99,030	3,354	—	102,384

Fund Total	$144,205	$2,233,392	$—	$2,377,597
JNL/Mellon Capital Bond Index Fund
Non-U.S. Government Agency ABS	$—	$37,008	$—	$37,008
Corporate Bonds and Notes	—	378,417	—	378,417
Government and Agency Obligations	—	1,139,667	—	1,139,667
Short Term Investments	177,281	—	—	177,281

Fund Total	$177,281	$1,555,092	$—	$1,732,373
JNL/Mellon Capital Global Alpha Fund
Purchased Options	$2,184	$—	$—	$2,184
Short Term Investments	33,700	194,848	—	228,548

Fund Total	$35,884	$194,848	$—	$230,732
JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund
Common Stocks	$147,221	$—	$—	$147,221
Short Term Investments	2,806	—	—	2,806

Fund Total	$150,027	$—	$—	$150,027
JNL/Mellon Capital Utilities Sector Fund
Common Stocks	$3,232	$—	$—	$3,232
Short Term Investments	29	—	—	29

Fund Total	$3,261	$—	$—	$3,261
JNL/Morgan Stanley Mid Cap Growth Fund
Common Stocks	$188,672	$12,304	$411	$201,387
Preferred Stocks	—	—	80	80
Purchased Options	—	101	—	101
Short Term Investments	39,385	—	—	39,385

Fund Total	$228,057	$12,405	$491	$240,953
JNL/Neuberger Berman Strategic Income Fund
Non-U.S. Government Agency ABS	$—	$92,947	$—	$92,947
Corporate Bonds and Notes	—	125,441	—	125,441
Government and Agency Obligations	—	247,136	—	247,136
Investment Companies	22,091	—	—	22,091
Variable Rate Senior Loan Interests	—	86,989	—	86,989
Short Term Investments	67,253	—	—	67,253

Fund Total	$89,344	$552,513	$—	$641,857
JNL/Oppenheimer Global Growth Fund
Common Stocks	$482,274	$470,427	$—	$952,701
Preferred Stocks	—	19,306	—	19,306
Rights	215	—	—	215
Short Term Investments	35,960	—	—	35,960

Fund Total	$518,449	$489,733	$—	$1,008,182

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2013

	Assets - Securities
	Level 1	Level 2	Level 3	Total

JNL/PIMCO Real Return Fund
Non-U.S. Government Agency ABS	$—	$199,783	$—	$199,783
Corporate Bonds and Notes	—	120,181	—	120,181
Government and Agency Obligations	—	2,304,557	—	2,304,557
Preferred Stocks	552	—	—	552
Purchased Options	2	635	—	637
Other Equity Interests	—	21	—	21
Short Term Investments	4,695	1,090,313	—	1,095,008

Fund Total	$5,249	$3,715,490	$—	$3,720,739
JNL/PIMCO Total Return Bond Fund
Non-U.S. Government Agency ABS	$—	$275,216	$—	$275,216
Corporate Bonds and Notes	—	587,594	—	587,594
Government and Agency Obligations	—	4,552,732	—	4,552,732
Preferred Stocks	27,625	—	—	27,625
Trust Preferreds	19,788	—	2,959	22,747
Other Equity Interests	—	—	—	—
Short Term Investments	55,045	248,825	—	303,870

Fund Total	$102,458	$5,664,367	$2,959	$5,769,784
JNL/PPM America Floating Rate Income Fund
Non-U.S. Government Agency ABS	$—	$2,235	$—	$2,235
Corporate Bonds and Notes	—	79,004	—	79,004
Variable Rate Senior Loan Interests[1]	—	1,363,261	—	1,363,261
Short Term Investments	95,049	—	—	95,049

Fund Total	$95,049	$1,444,500	$—	$1,539,549
JNL/PPM America High Yield Bond Fund
Non-U.S. Government Agency ABS	$—	$53,414	$—	$53,414
Corporate Bonds and Notes[1]	—	2,143,242	22,697	2,165,939
Common Stocks	137,130	—	688	137,818
Preferred Stocks	70,795	968	—	71,763
Trust Preferreds	2,589	—	—	2,589
Investment Companies	14,900	—	—	14,900
Other Equity Interests	—	20,902	—	20,902
Short Term Investments	382,299	—	—	382,299

Fund Total	$607,713	$2,218,526	$23,385	$2,849,624
JNL/PPM America Mid Cap Value Fund
Common Stocks	$317,553	$—	$—	$317,553
Short Term Investments	8,829	—	—	8,829

Fund Total	$326,382	$—	$—	$326,382
JNL/PPM America Small Cap Value Fund
Common Stocks	$215,256	$—	$—	$215,256
Short Term Investments	20,068	—	—	20,068

Fund Total	$235,324	$—	$—	$235,324
JNL/PPM America Value Equity Fund
Common Stocks	$179,895	$—	$—	$179,895
Short Term Investments	926	—	—	926

Fund Total	$180,821	$—	$—	$180,821
JNL/Red Rocks Listed Private Equity Fund
Common Stocks	$464,054	$355,145	$—	$819,199
Short Term Investments	6,357	—	—	6,357

Fund Total	$470,411	$355,145	$—	$825,556
JNL/S&P Competitive Advantage Fund
Common Stocks	$1,715,635	$—	$—	$1,715,635
Short Term Investments	51,175	—	—	51,175

Fund Total	$1,766,810	$—	$—	$1,766,810
JNL/S&P Dividend Income & Growth Fund
Common Stocks	$2,913,780	$—	$—	$2,913,780
Short Term Investments	44,570	—	—	44,570

Fund Total	$2,958,350	$—	$—	$2,958,350
JNL/S&P Intrinsic Value Fund
Common Stocks	$1,610,069	$—	$—	$1,610,069
Short Term Investments	48,054	—	—	48,054

Fund Total	$1,658,123	$—	$—	$1,658,123
JNL/S&P Total Yield Fund
Common Stocks	$1,165,022	$—	$—	$1,165,022
Short Term Investments	59,583	—	—	59,583

Fund Total	$1,224,605	$—	$—	$1,224,605

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2013

	Assets - Securities
	Level 1	Level 2	Level 3	Total

JNL/T. Rowe Price Established Growth Fund
Common Stocks	$4,157,268	$152,854	$—	$4,310,122
Preferred Stocks	—	—	97	97
Short Term Investments	138,500	—	—	138,500

Fund Total	$4,295,768	$152,854	$97	$4,448,719
JNL/T. Rowe Price Mid-Cap Growth Fund
Common Stocks	$2,429,526	$—	$582	$2,430,108
Preferred Stocks	3,626	—	4,705	8,331
Short Term Investments	223,951	150	—	224,101

Fund Total	$2,657,103	$150	$5,287	$2,662,540
JNL/T. Rowe Price Short-Term Bond Fund
Non-U.S. Government Agency ABS	$—	$326,397	$—	$326,397
Corporate Bonds and Notes	—	862,308	—	862,308
Government and Agency Obligations	—	388,683	—	388,683
Short Term Investments	80,487	—	—	80,487

Fund Total	$80,487	$1,577,388	$—	$1,657,875
JNL/T. Rowe Price Value Fund
Common Stocks	$2,363,454	$53,550	$—	$2,417,004
Short Term Investments	80,839	—	—	80,839

Fund Total	$2,444,293	$53,550	$—	$2,497,843
JNL/WMC Balanced Fund
Common Stocks	$2,219,674	$—	$—	$2,219,674
Non-U.S. Government Agency ABS	—	28,321	2,200	30,521
Corporate Bonds and Notes	—	277,580	—	277,580
Government and Agency Obligations	—	825,246	—	825,246
Short Term Investments	288,929	—	—	288,929

Fund Total	$2,508,603	$1,131,147	$2,200	$3,641,950
JNL/WMC Money Market Fund
Corporate Bonds and Notes	$—	$303,909	$—	$303,909
Government and Agency Obligations	—	244,714	—	244,714
Short Term Investments	24	778,513	—	778,537

Fund Total	$24	$1,327,136	$—	$1,327,160
JNL/WMC Value Fund
Common Stocks	$1,674,580	$24,426	$—	$1,699,006
Short Term Investments	53,314	—	—	53,314

Fund Total	$1,727,894	$24,426	$—	$1,752,320

	Liabilities - Securities
	Level 1	Level 2	Level 3	Total

JNL/Goldman Sachs Core Plus Bond Fund
Government and Agency Obligations	$—	$(17,099)	$—	$(17,099)

Fund Total	$—	$(17,099)	$—	$(17,099)
JNL/Goldman Sachs U.S. Equity Flex Fund
Common Stocks	$(39,043)	$—	$—	$(39,043)

Fund Total	$(39,043)	$—	$—	$(39,043)
JNL/Mellon Capital Bond Index Fund
Government and Agency Obligations	$—	$(16,707)	$—	$(16,707)

Fund Total	$—	$(16,707)	$—	$(16,707)
JNL/PIMCO Total Return Bond Fund
Government and Agency Obligations	$—	$(9,254)	$—	$(9,254)

Fund Total	$—	$(9,254)	$—	$(9,254)
JNL/WMC Balanced Fund
Government and Agency Obligations	$—	$(47,960)	$—	$(47,960)

Fund Total	$—	$(47,960)	$—	$(47,960)

1Unfunded commitments in JNL/PPM America Floating Rate Income Fund and JNL/PPM America High Yield Bond Fund are not reflected in the Schedules of Investments. Unrealized appreciation is reflected as an asset in the table. See Unfunded Commitments in these Notes to Financial Statements.

	Assets - Investments in Other Financial Instruments[1]
	Level 1	Level 2	Level 3	Total

JNL/AQR Managed Futures Strategy Fund
Open Futures Contracts	$13,221	$–	$–	$13,221
Open Forward Foreign Currency Contracts	–	12,654	–	12,654
OTC Total Return Swap Agreements	–	3,543	–	3,543

Fund Total	$13,221	$16,197	$–	$29,418

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2013

	Assets - Investments in Other Financial Instruments[1]
	Level 1	Level 2	Level 3	Total

JNL/BlackRock Global Allocation Fund
Open Futures Contracts	$113	$–	$–	$113
Open Forward Foreign Currency Contracts	–	4,228	–	4,228
Centrally Cleared Interest Rate Swap Agreements	–	23	–	23
Centrally Cleared Credit Default Swap Agreement	–	21	–	21
OTC Total Return Swap Agreements	–	435	–	435

Fund Total	$113	$4,707	$–	$4,820
JNL/BlackRock Large Cap Select Growth Fund
Open Forward Foreign Currency Contracts	$–	$533	$–	$533

Fund Total	$–	$533	$–	$533
JNL/Capital Guardian Global Balanced Fund
Open Forward Foreign Currency Contracts	$–	$186	$–	$186

Fund Total	$–	$186	$–	$186
JNL/Franklin Templeton Global Multisector Bond Fund
Open Forward Foreign Currency Contracts	$–	$30,038	$–	$30,038
OTC Interest Rate Swap Agreement	–	39	–	39

Fund Total	$–	$30,077	$–	$30,077
JNL/Franklin Templeton Mutual Shares Fund
Open Forward Foreign Currency Contracts	$–	$84	$–	$84

Fund Total	$–	$84	$–	$84
JNL/Goldman Sachs Core Plus Bond Fund
Open Futures Contracts	$1,427	$–	$–	$1,427
Open Forward Foreign Currency Contracts	–	1,923	–	1,923
OTC Interest Rate Swap Agreements	–	277	–	277
Centrally Cleared Interest Rate Swap Agreements	–	5,752	–	5,752
OTC Credit Default Swap Agreements	–	1,329	–	1,329

Fund Total	$1,427	$9,281	$–	$10,708
JNL/Goldman Sachs Emerging Markets Debt Fund
Open Futures Contracts	$3,969	$–	$–	$3,969
Open Forward Foreign Currency Contracts	–	5,426	–	5,426
OTC Interest Rate Swap Agreements	–	2,495	–	2,495
Centrally Cleared Interest Rate Swap Agreements	–	295	–	295
Non-Deliverable Bond Forward Contract	–	6	–	6

Fund Total	$3,969	$8,222	$–	$12,191
JNL/Ivy Asset Strategy Fund
Open Futures Contract	$7,207	$–	–	$7,207
Open Forward Foreign Currency Contracts	–	14,713	–	14,713

Fund Total	$7,207	$14,713	$–	$21,920
JNL/JPMorgan International Value Fund
Open Forward Foreign Currency Contracts	$–	$1,936	$–	$1,936

Fund Total	$–	$1,936	$–	$1,936
JNL/Mellon Capital Emerging Markets Index Fund
Open Futures Contract	$57	$–	$–	$57

Fund Total	$57	$–	$–	$57
JNL/Mellon Capital S&P 500 Index Fund
Open Futures Contract	$1,955	$–	$–	$1,955

Fund Total	$1,955	$–	$–	$1,955
JNL/Mellon Capital S&P 400 MidCap Index Fund
Open Futures Contract	$1,628	$–	$–	$1,628

Fund Total	$1,628	$–	$–	$1,628
JNL/Mellon Capital Small Cap Index Fund
Open Futures Contract	$1,941	$–	$–	$1,941

Fund Total	$1,941	$–	$–	$1,941
JNL/Mellon Capital International Index Fund
Open Futures Contracts	$2,281	$–	$–	$2,281
Open Forward Foreign Currency Contracts	–	223	–	223

Fund Total	$2,281	$223	$–	$2,504
JNL/Mellon Capital Global Alpha Fund
Open Futures Contracts	$8,080	$–	$–	$8,080
Open Forward Foreign Currency Contracts	–	2,440	–	2,440

Fund Total	$8,080	$2,440	$–	$10,520
JNL/Neuberger Berman Strategic Income Fund
Open Futures Contracts	$2,972	$–	$–	$2,972
OTC Credit Default Swap Agreements	–	532	–	532

Fund Total	$2,972	$532	$–	$3,504

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2013

	Assets - Investments in Other Financial Instruments[1]
	Level 1	Level 2	Level 3	Total

JNL/PIMCO Real Return Fund
Open Futures Contracts	$8	$–	$–	$8
Open Forward Foreign Currency Contracts	–	7,427	–	7,427
OTC Interest Rate Swap Agreements	–	3,773	–	3,773
Centrally Cleared Interest Rate Swap Agreements	–	12,584	–	12,584

Fund Total	$8	$23,784	$–	$23,792
JNL/PIMCO Total Return Bond Fund
Open Futures Contracts	$1,475	$–	$–	$1,475
Open Forward Foreign Currency Contracts	–	1,772	–	1,772
OTC Interest Rate Swap Agreements	–	825	–	825
Centrally Cleared Interest Rate Swap Agreements	–	41,404	–	41,404
OTC Credit Default Swap Agreements	–	2,327	–	2,327

Fund Total	$1,475	$46,328	$–	$47,803
JNL/PPM America Floating Rate Income Fund
Open Futures Contracts	$440	$–	$–	$440

Fund Total	$440	$–	$–	$440
JNL/PPM America High Yield Bond Fund
Open Futures Contracts	$812	$–	$–	$812

Fund Total	$812	$–	$–	$812
JNL/T. Rowe Price Mid-Cap Growth Fund
Open Futures Contract	$81	$–	$–	$81

Fund Total	$81	$–	$–	$81
JNL/T. Rowe Price Short-Term Bond Fund
Open Futures Contract	$305	$–	$–	$305

Fund Total	$305	$–	$–	$305
JNL/WMC Balanced Fund
OTC Credit Default Swap Agreements	$–	$117	$–	$117

Fund Total	$–	$117	$–	$117

	Liabilities - Investments in Other Financial Instruments[1]
	Level 1	Level 2	Level 3	Total

JNL/AQR Managed Futures Strategy Fund
Open Futures Contracts	$(2,333)	$–	$–	$(2,333)
Open Forward Foreign Currency Contracts	–	(3,279)	–	(3,279)
OTC Total Return Swap Agreements	–	(1,206)	–	(1,206)

Fund Total	$(2,333)	$(4,485)	$–	$(6,818)
JNL/BlackRock Global Allocation Fund
Written Options	$(3,543)	$(2,377)	$–	$(5,920)
Open Futures Contracts	(2,715)	–	–	(2,715)
Open Forward Foreign Currency Contracts	–	(545)	–	(545)
OTC Interest Rate Swap Agreements	–	(362)	–	(362)
Centrally Cleared Interest Rate Swap Agreements	–	(139)	–	(139)
Centrally Cleared Credit Default Swap Agreement	–	(294)	–	(294)

Fund Total	$(6,258)	$(3,717)	$–	$(9,975)
JNL/Capital Guardian Global Balanced Fund
Open Forward Foreign Currency Contracts	$–	$(250)	$–	$(250)

Fund Total	$–	$(250)	$–	$(250)
JNL/Franklin Templeton Global Multisector Bond Fund
Open Forward Foreign Currency Contracts	$–	$(14,242)	$–	$(14,242)
OTC Interest Rate Swap Agreement	–	(603)	–	(603)

Fund Total	$–	$(14,845)	$–	$(14,845)
JNL/Franklin Templeton Mutual Shares Fund
Open Forward Foreign Currency Contracts	$–	$(8,418)	$–	$(8,418)

Fund Total	$–	$(8,418)	$–	$(8,418)
JNL/Goldman Sachs Core Plus Bond Fund
Open Futures Contracts	$(1,027)	$–	$–	$(1,027)
Open Forward Foreign Currency Contracts	–	(1,350)	–	(1,350)
OTC Interest Rate Swap Agreements	–	(532)	–	(532)
Centrally Cleared Interest Rate Swap Agreements	–	(4,093)	–	(4,093)

Fund Total	$(1,027)	$(5,975)	$–	$(7,002)
JNL/Goldman Sachs Emerging Markets Debt Fund
Open Futures Contract	$(105)	$–	$–	$(105)
Open Forward Foreign Currency Contracts	–	(5,907)	–	(5,907)
OTC Interest Rate Swap Agreements	–	(6,177)	–	(6,177)
Centrally Cleared Interest Rate Swap Agreements	–	(3,008)	–	(3,008)
Non-Deliverable Bond Forward Contract	–	(3)	–	(3)

Fund Total	$(105)	$(15,095)	$–	$(15,200)
JNL/Ivy Asset Strategy Fund
Written Options	$–	$(938)	$–	$(938)

Fund Total	$–	$(938)	$–	$(938)

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2013

	Liabilities - Investments in Other Financial Instruments[1]
	Level 1	Level 2	Level 3	Total

JNL/JPMorgan International Value Fund
Open Forward Foreign Currency Contracts	$–	$(2,335)	$–	$(2,335)

Fund Total	$–	$(2,335)	$–	$(2,335)
JNL/Mellon Capital International Index Fund
Open Forward Foreign Currency Contracts	$–	$(400)	$–	$(400)

Fund Total	$–	$(400)	$–	$(400)
JNL/Mellon Capital Global Alpha Fund
Exchange Traded Purchased Options	$(80)	$–	$–	$(80)
Open Futures Contracts	(3,314)	–	–	(3,314)
Open Forward Foreign Currency Contracts	–	(1,985)	–	(1,985)

Fund Total	$(3,394)	$(1,985)	$–	$(5,379)
JNL/Neuberger Berman Strategic Income Fund
Open Futures Contracts	$(119)	$–	$–	$(119)

Fund Total	$(119)	$–	$–	$(119)
JNL/PIMCO Real Return Fund
Written Options	$(739)	$(1,746)	$–	$(2,485)
Open Futures Contracts	(2,687)	–	–	(2,687)
Open Forward Foreign Currency Contracts	–	(2,446)	–	(2,446)
OTC Interest Rate Swap Agreements	–	(7,078)	–	(7,078)
Centrally Cleared Interest Rate Swap Agreement	–	(109)	–	(109)
OTC Credit Default Swap Agreements	–	(313)	–	(313)

Fund Total	$(3,426)	$(11,692)	$–	$(15,118)
JNL/PIMCO Total Return Bond Fund
Written Options	$(221)	$(3,216)	$–	$(3,437)
Open Futures Contracts	(16,954)	–	–	(16,954)
Open Forward Foreign Currency Contracts	–	(9,273)	–	(9,273)
OTC Interest Rate Swap Agreements	–	(899)	–	(899)
Centrally Cleared Interest Rate Swap Agreements	–	(5,060)	–	(5,060)
OTC Credit Default Swap Agreements	–	(1,886)	–	(1,886)

Fund Total	$(17,175)	$(20,334)	$–	$(37,509)
JNL/PPM America High Yield Bond Fund
Open Futures Contracts	$(30)	$–	$–	$(30)

Fund Total	$(30)	$–	$–	$(30)

1Investments in other financial instruments are derivative instruments and include forward foreign currency contracts, futures contracts, written options and swap agreements. All derivatives, except for written options, are reflected at the unrealized appreciation/(depreciation) on the instrument. Written options are reflected at value.

The Funds recognize transfers between levels as of the beginning of the period. The following table summarizes significant transfers (in thousands) between Level 1 and Level 2 valuations for the year ended December 31, 2013:

	Transfers out of Level 2 into Level 1 during the Period	Transfers out of Level 1 into Level 2 during the Period

Transfers for valuations using a statistical fair value pricing service
JNL/Capital Guardian Global Diversified Research Fund
Common Stocks	$5,527	$-
JNL/Brookfield Global Infrastructure Fund
Common Stocks	$-	$6,789
JNL/Eastspring Investments Asia ex-Japan Fund
Common Stocks	$3,712	$3,672
JNL/Eastspring Investments China India Fund
Common Stocks	$10,424	$-
JNL/Franklin Templeton International Small Cap Growth Fund
Common Stocks	$44,903	$25,946
JNL/Invesco Global Real Estate Fund
Common Stocks	$7,261	$2,992
JNL/Invesco International Growth Fund
Common Stocks	$14,826	$-
JNL/Lazard Emerging Markets Fund
Common Stocks	$28,863	$47,950
JNL/M&G Global Basics Fund
Common Stocks	$11,704	$8,297
JNL/Mellon Capital Emerging Markets Index Fund
Common Stocks	$-	$8,727
JNL/Mellon Capital International Index Fund
Common Stocks	$26,351	$-
JNL/Oppenheimer Global Growth Fund
Common Stocks	$9,874	$-
JNL/RedRocks Listed Private Equity Fund
Common Stocks	$59,088	$47,588

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2013

The following table is a rollforward of significant Level 3 valuations and transfers by category for which significant unobservable inputs were used to determine fair value during the year ended December 31, 2013:

	Balance at Beginning of Period	Transfers into Level 3 During the Period[2]	Transfers out of Level 3 During the Period[2]	Total Realized and Change in Unrealized Gain/(Loss)	Purchases		(Sales)	Balance at End of Period		Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at End of Period[1]

JNL/Franklin Templeton Mutual Shares Fund
Other Equity Interests	$-	$-	$(12,041)[3]	$-	$12,041		$-	$-		$-
JNL/Goldman Sachs Core Plus Bond Fund
U.S. Government ABS	$-	$-	$(12,134)[4]	$-	$12,134		$-	$-		$-
JNL/Ivy Asset Strategy Fund
Common Stock	$27,463	$-	$-	$3,697	$8		$-	$31,168	[5]	$3,697
Common Stock	32,278	-	-	5,334	-		-	37,612	[7]	5,334
Common Stock	-	-	-	2,382	67,611		-	69,993	[8]	2,382
Corporate Bonds and Notes	-	-	-	-	28,500		-	28,500	[6]	-
Corporate Bonds and Notes	45,572	-	-	-	3,434	[9]	-	49,006	[7]	-

Fund Total	$105,313	$-	$-	$$11,413	$99,553		$-	$216,279		$11,413

1Reflects the change in unrealized appreciation/(depreciation) for Level 3 investments held at December 31, 2013.

2There were no significant transfers between Level 3 and Level 2 valuations during the year ended December 31, 2013, other than those noted in the table.

3The other equity interest is a claim against an asset pool which consists of stocks, investment grade bonds, asset backed securities and government debt. During the year, the valuation of the other equity interest in JNL/Franklin Templeton Mutual Shares Fund was transferred from a Level 3 valuation to a Level 2 valuation. The other equity interest is valued by an independent pricing service and considered a Level 2 valuation. Previously it was valued based on a single source broker quote and considered a Level 3 valuation.

4During the year, the valuation of U.S. Government ABS in JNL/Goldman Sachs Core Plus Bond Fund was transferred from a Level 3 valuation to a Level 2 valuation. Such security is currently valued by an independent pricing service and considered a Level 2 valuation. Previously it was valued based on the transaction purchase price and considered a Level 3 valuation.

5The fair value measurements of the common stock in JNL/Ivy Asset Strategy Fund were determined based on a discounted cash flow model, recent transactions and taking into consideration a discount for liquidity. As the company is a privately held company, and is not publicly traded and the company’s quarterly financial statements are not publicly available, this information is considered a significant unobservable input to the fair value. Significant changes to the company’s quarterly earnings before interest, taxes and depreciation/amortization (“EBITDA”), a significant change in the company’s capital structure, a significant change in the assumptions in the cash flow model, significant change in the valuations of comparable public companies or another, similar transaction in the company’s securities could result in a significant decrease or increase to the common stock’s fair value measurements.

Valuation Technique	Unobservable Input	Range

Income approach	Discount for lack of marketability	10%
Discount cash flow	Cash on cash ratio	1.43
Recent transaction	Transaction price	N/A

6The fair value measurements of the corporate bond in JNL/Ivy Asset Strategy Fund was determined based on the purchase transaction price. As the company is a privately held company, and is not publicly traded and the company’s quarterly financial statements are not publicly available, this information is considered a significant unobservable input to the fair value. Significant changes to the company’s quarterly earnings before interest, taxes and depreciation/amortization (“EBITDA”), a significant change in the company’s capital structure, significant change in the valuations of comparable public companies, significant changes in the interest rate spread of comparable corporate bonds indices, or another, similar transaction in the company’s securities could result in a significant decrease or increase to the corporate bond’s fair value measurements.

Valuation Technique	Unobservable Input	Range

Transaction	Transaction price	N/A
Market approach	Interest rate spread	214 &142*

*Represents the spread on the corporate bond versus the JPMorgan U.S. High Yield Index and the JPMorgan High Yield Diversified Media Sub Index, respectively.

7The fair value measurements of the common stock and corporate bond in JNL/Ivy Asset Strategy Fund were determined based on the midpoint of an enterprise valuation model which considered previous transaction levels, current and forecasted financial results, analysis of budget to actual performance and valuations of comparable public companies. As the company’s quarterly financial statements are not publicly available, this information is considered a significant unobservable input to the fair value. Significant changes to the company’s quarterly EBITDA or forecasted financial results, a significant change in the company’s capital structure, a significant change in the valuations of comparable public companies or another, similar transaction in the company’s securities could result in a significant decrease or increase to the common stock’s and corporate bond’s fair value measurements.

Valuation Technique	Unobservable Input	Range

Income approach	Pro forma run rate EBITDA multiples	19.00-19.50

8The fair value measurements of the common stock in JNL/Ivy Asset Strategy Fund were determined based on recent transactions. As the company is a privately held company, and is not publicly traded and the company’s quarterly financial statements are not publicly available, this information is considered a significant unobservable input to the fair value. Significant changes to the company’s quarterly earnings before interest, taxes and depreciation/amortization (“EBITDA”), a significant change in the company’s capital structure, a significant change in the assumptions in the cash flow model, significant change in the valuations of comparable public companies or another, similar transaction in the company’s securities could result in a significant decrease or increase to the common stock’s fair value measurements.

Valuation Technique	Unobservable Input	Range

Recent transaction	Transaction price	N/A

9This amount represents interest earned on the corporate bond in JNL/Ivy Asset Strategy Fund which was paid-in-kind. Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation.

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2013

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation.

NOTE 4. SECURITIES AND OTHER INVESTMENTS

Securities Lending and Securities Lending Collateral - All Funds, except for JNL/PPM America Floating Rate Income Fund and JNL/WMC Money Market Fund may lend securities to certain brokers, dealers or other financial institutions in order to earn additional income. The borrowers and the Funds’ securities lending agent exchange negotiated lender fees and the Funds receive a fee equal to a percentage of the net negotiated lender fees and the net income generated by the securities lending collateral held during each lending transaction. The securities lending agent is authorized to loan securities on behalf of the Funds to approved borrowers and per the securities lending agreement is required to maintain collateral at least equal to the value of the securities loaned based on the previous day’s value of the securities loaned, marked-to-market daily. Any shortfalls are adjusted the next business day. Cash collateral received from the borrower is recorded in the Statements of Assets and Liabilities as payable upon return of securities loaned and investments - affiliated, at value and cost. The value of securities on loan is disclosed under footnote (d) on the Statements of Assets and Liabilities. Although a Fund is indemnified by its securities lending agent for insufficient collateral obtained from the borrower, each Fund’s net exposure to the borrower is determined by the amount of any excess or shortfall in cash collateral received compared to the value of securities on loan. In addition, there could be a decline in the value of the collateral or in the value of the securities loaned while a Fund seeks to enforce its rights thereto and the Fund could experience subnormal levels of income or lack of access to income during that period. Each Fund also bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of an approved investment. Each Fund is responsible for returning the full amount of collateral received for a particular loan when the borrower returns the applicable security.

In the event of bankruptcy or other default of the borrower, a Fund could experience delays in recovering the loaned securities and incur expenses related to enforcing its rights. However, a Fund is indemnified by its securities lending agent for borrower default.

JPMorgan Chase Bank, N.A. (“JPM Chase” or “Custodian”) serves as securities lending agent to the Trust. JPM Chase also serves as custodian for all Funds except for the JNL/PPM America Floating Rate Income Fund. The Funds have cash collateral invested in the Securities Lending Cash Collateral Fund LLC, a limited liability company sponsored by the Adviser. Although the Securities Lending Cash Collateral Fund LLC is not a registered fund under the 1940 Act, and is not a “money market fund”, it typically has daily liquidity and invests in high quality U.S. dollar-denominated instruments that qualify at time of purchase as “eligible securities” within the meaning of Rule 2a-7 under the 1940 Act, which governs money market funds. The Securities Lending Cash Collateral Fund LLC is only offered to the Funds and JNAM affiliated funds. Short-term securities in the Securities Lending Cash Collateral Fund LLC are valued at amortized cost, unless it is determined that such practice does not approximate market value. Securities that are not valued at amortized cost are generally valued based on prices furnished by pricing services. If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or widely used quotation system.

U.S. Government Agencies or Government Sponsored Enterprises - Certain Funds may invest in U.S. government agencies or government sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (“U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest paying securities of similar maturities.

Government-related guarantors (i.e., guarantors that are not backed by the full faith and credit of the U.S. government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers, which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

FNMA and FHMLC were placed into conservatorship by the Federal Housing Finance Agency (“FHFA”). As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and each enterprise’s assets. In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with FNMA and FHLMC. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received senior preferred stock in each enterprise and warrants to purchase each enterprise’s common stock. The U.S. Treasury created a new secured lending facility, which is available to FNMA and FHLMC as a liquidity backstop and created a temporary program to purchase mortgage-backed securities issued by FNMA and FHLMC. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remains liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

Unregistered Securities - A Fund may own certain investment securities, which are unregistered and thus restricted to resale. These securities may also be referred to as “private placements”. Unregistered securities may be “illiquid” because there is no readily available market for sale of the securities.

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2013

Where future dispositions of the securities require registration under the 1933 Act, as amended, the Funds have the right to include those securities in such registration generally without cost to the Funds. The Funds have no right to require registration of unregistered securities.

Repurchase Agreements - Certain Funds may invest in repurchase agreements. In a repurchase agreement, the Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed upon price and date. Earnings on collateral and compensation to the seller are based on agreed upon rates between the seller and the Fund. Interest earned on repurchase agreements is recorded as interest income to the Fund. The underlying securities used as collateral for repurchase agreements may be held in safekeeping by the Fund’s Custodian or designated sub custodians under triparty repurchase agreements or delivered to the counterparty. When a repurchase agreement is entered into, the Fund typically receives securities with a value that approximates or exceeds the repurchase price, including any accrued interest earned on the repurchase agreement. The value of such securities will be marked to market daily, and cash or additional securities will be exchanged between the parties with a frequency and in amounts prescribed in the repurchase agreement.

Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. The value of repurchase agreements and collateral pledged or received by a counterparty are disclosed in the Schedules of Investments. The Fund’s net exposure to the counterparty is determined by the amount of any excess or shortfall in collateral compared to the value of the repurchase agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of such collateral may decline.

Reverse Repurchase Agreements - Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund delivers to a counterparty a security in exchange for cash with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The Fund receives principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. In periods of increased demand of the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made to the counterparty are recorded as a component of interest expense on the Statements of Operations. A reverse repurchase agreement involves the risk that the value of the security delivered by the Fund may decline below the repurchase price of the security. A Fund will segregate assets determined to be liquid at the Custodian or otherwise cover its obligations under reverse repurchase agreements. The value of reverse repurchase agreements and collateral pledged or received are disclosed in the table below. The Fund’s net exposure to the counterparty is determined by the amount of any excess or shortfall in collateral compared to the value of the reverse repurchase agreement.

The average daily balance (in thousands) and the weighted average interest rate for reverse repurchase agreements, for the year ended December 31, 2013, were as follows: JNL/PIMCO Real Return Fund, $376,579 and 0.14%, for 285 days outstanding; and JNL/PIMCO Total Return Bond Fund, $71,443 and 0.16%, for 178 days outstanding, respectively. At December 31, 2013, reverse repurchase agreements outstanding were as follows:

	Counter- party	Payable for Reverse Repurchase Agreement Including Interest Payable	Collateral Amount	Interest Rate	Date of Agreement	Maturity Date

JNL/PIMCO Total Return Bond Fund	MSC	$3,269	$3,192	2.50%	11/05/13	rolling maturity
	MSC	$801	$558	1.00%	11/26/13	rolling maturity

Forward Sales Commitments - Certain Funds may purchase or sell forward sales commitments. A forward sales commitment involves a Fund entering into a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period. The purchase of a forward sales commitment involves the risk of loss if the value of the security to be purchased declines before the settlement date while the sale of a forward sales commitment involves the risk that the value of the securities to be sold may increase before the settlement date. A Fund may dispose of or renegotiate forward sales commitments after they are entered into, and may close these positions before they are delivered, which may result in realized gain or loss.

Delayed-Delivery Securities - Certain Funds may purchase or sell securities on a delayed-delivery basis, including “To Be Announced” (“TBA”) or “To Be Acquired” securities. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. In TBA transactions, a Fund commits to purchasing or selling securities for which all specific information is not yet known at the time of the trade, particularly the face amount and maturity date of the underlying securities. When delayed-delivery purchases are outstanding, the Fund is required to have sufficient cash and/or liquid securities to cover its commitments on these transactions. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights of ownership of the security, including the risk of price and yield fluctuations, and considers such fluctuations when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a realized gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains or losses with respect to the security. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. In connection with TBA transactions, Funds may maintain a short position related to certain securities. In connection with these transactions, the Fund owns an equal amount of the securities or holds securities convertible (or exchangeable) into an equal amount of the securities, of the same issuer, as the position held short.

Mortgage-Backed Dollar and Treasury Roll Transactions - Certain Funds may sell mortgage-backed or treasury securities and simultaneously contract to repurchase securities at a future date at an agreed upon price. A Fund may only enter into covered rolls. A “covered roll” is a type of dollar roll for which a Fund maintains offsetting positions in cash, U.S. Government securities, or other liquid assets which mature on or before the forward repurchase

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2013

settlement date of the dollar roll transaction. During the period between the sale and repurchase, a Fund forgoes interest and principal paid on the mortgage-backed securities. A Fund is compensated by the interest earned on the cash proceeds of the initial sale and from negotiated fees paid by brokers offered as an inducement to the Fund to “roll over” its purchase commitments. A Fund may dispose of “covered roll” securities after they are entered into and close these positions before their maturity, which may result in a realized gain or loss.

In a mortgage-backed or treasury securities roll transaction, if the repurchased security is determined to be similar, but not substantially the same, the transaction is accounted for as a purchase and sale. Any gains, losses and any income or fees earned are recorded to realized gain or loss. If the repurchased security is determined to be substantially the same, the transaction is accounted for as a secured borrowing, rather than as a purchase and sales transaction. For Funds with significant transactions characterized as secured borrowing transactions, any income or fees earned are recorded to investment income and financing costs associated with the transaction are recorded to interest expense.

Dollar roll transactions involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price of those securities which the Fund is obligated to purchase or that the return earned by the Fund with the proceeds of a dollar roll may not exceed transaction costs.

Inflation-Indexed Bonds - Certain Funds may invest in inflation-indexed bonds which are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be considered interest income, even though investors do not receive principal payments until maturity.

Senior and Junior Loans - Certain Funds may invest in Senior loans or secured and unsecured subordinated loans, second lien loans and subordinated bridge loans (“Junior loans”) which are purchased or sold on a when-issued or delayed-delivery basis and may be settled a month or more after the trade date. Interest income on these loans is accrued based on the terms of the securities. Senior and Junior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan.

Securities Sold Short - Certain Funds may enter into short sales transactions whereby the Fund sells a security it does not own in anticipation of a decline in the market price of the security. When a Fund engages in a short sale, the Fund borrows the security sold short and delivers it to the counterparty through which it made the short sale as collateral for its obligation. The Fund may have to pay a fee to borrow securities and is often obligated to repay the lender of the securities for any interest or dividends that accrues on the borrowed securities during the period of the loan. Until the Fund closes its short position, the lending broker requires assets to be segregated as collateral, which is marked-to-market daily, to the extent necessary to meet margin requirements and cover the short sale obligation. A Fund is obligated to deliver securities at the market price at the time the short position is closed. If the price of the security sold short increases between the time of the short sale and the time that the Fund replaces the borrowed security, the Fund will incur a capital loss; conversely, if the price declines, the Fund will realize a capital gain. A Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

Credit Linked Notes - A Fund may use credit linked notes to take positions or manage equity price risk in the normal course of pursuing its investment objective. During the year, JNL/Goldman Sachs Core Plus Bond Fund invested in credit linked notes as a means of risk management and to gain exposure to certain foreign markets and JNL/Goldman Sachs Emerging Markets Debt Fund invested in credit linked notes to gain exposure to certain foreign markets. The value of a credit linked note is based on the price movements of a particular credit, known as a reference credit. Credit linked notes that the Funds invest in are typically listed instruments that typically provide the same return as the underlying reference credit. Credit linked notes are intended to replicate the economic effects that would apply had a Fund directly purchased the underlying reference credit. The Fund generally will receive a fixed or floating coupon and the note’s par value upon maturity. If a specified credit event occurs, such as default or bankruptcy, the Fund may experience a delay in payment or forego interest. The maximum potential risk of loss is limited to the par amount of the credit linked note plus any accrued interest. The reference credit and its credit rating, for each credit linked note, are presented parenthetically in the Schedules of Investments.

Commodity-Linked Structured Notes - A commodity-linked structured note is a debt instrument that contains a return component based on the movement of a commodity index. These notes typically pay interest on the face value of the instrument and a formula based return tied to a commodity index return. These notes may be issued by U.S. and foreign banks, brokerage firms, insurance companies and other corporations. Performance of the particular commodity index will affect performance of the commodity-linked structured note. Commodity-linked structured notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying index. They may be more volatile and less liquid than the underlying linked index and their value may be affected by the performance of commodities as well as other factors including liquidity, quality, maturity and other economic variables. Commodity-linked structured notes may have early redemption features based on advanced notice from the purchaser or automatic redemption triggered by a preset decline in the underlying commodity index. In addition to fluctuating in response to changes in the underlying commodity index, these notes are debt securities of the issuer and will be subject to credit and interest rate risks that typically affect debt instruments.

Master Limited Partnerships - Certain Funds may invest in Master Limited Partnerships (“MLPs”). An MLP is a publicly traded company organized as a limited partnership or limited liability company and treated as a partnership for Federal income tax purposes. The benefit derived from the Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes. MLPs may derive income and gains from the exploration, development, mining or production, processing, refining, transportation (including pipelines transporting gas, oil, or products thereof), or the marketing of any mineral or natural resources.

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2013

Real Estate Investment Trusts - Certain Funds may invest in Real Estate Investment Trusts (“REITs”). REITs are a traded as a stock on major stock exchanges and invests in real estate directly, either through properties or mortgages. REITs typically concentrate on specific geographic region or property type, receive special tax considerations and are a liquid method of investing in real estate.

Unfunded Commitments - Certain Funds may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked-to-market daily. Funded portions of credit agreements are presented in the Schedules of Investments. The following table details unfunded loan commitments (in thousands) at December 31, 2013:

	Unfunded Commitment	Appreciation

JNL/PPM America Floating Rate Income Fund
Garda World Security Corp. Delayed Draw Term Loan	$405	$2
Genesys Telecom Holdings US Inc. Delayed Draw Term Loan B	663	4
JNL/PPM America High Yield Bond Fund
Garda World Security Corp. Delayed Draw Term Loan	$507	$3

Net unrealized appreciation/depreciation on unfunded commitments is reflected in other assets and payable for investment securities purchased in the Statements of Assets and Liabilities and unrealized appreciation (depreciation) on investments in the Statements of Operations.

NOTE 5. MASTER NETTING AGREEMENTS, CUSTOMER ACCOUNT AGREEMENTS AND COLLATERAL

Under various agreements, certain investment transactions require collateral to be exchanged by a Fund and a counterparty or segregated at the custodian. U.S. Treasury Bills and U.S. dollars are generally the preferred forms of collateral, although other forms of high quality or sovereign securities may be used. Securities held by a Fund that are used as collateral are identified as such within the Schedules of Investments. Collateral for OTC financial derivative transactions paid to or received from counterparties is included in receivable from/payable for deposits with/from counterparties in the Statements of Assets and Liabilities.

Master Netting Agreements (“Master Agreements”) - Certain Funds are subject to various Master Agreements, which govern the terms of certain transactions and mitigate the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of financial transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. A Fund may net exposure and collateralize multiple transaction types governed by the same Master Agreement with the same counterparty and may close out and net its total exposure to a counterparty in the event of a default and/or termination event with respect to all the transactions governed under a single agreement with a counterparty. Each Master Agreement defines whether the Fund is contractually able to net settle daily payments. Additionally, certain circumstances, such as laws of a particular jurisdiction or settlement of amounts due in different currencies, may prohibit or restrict the right of offset as defined in the Master Agreements.

Master Agreements also help limit credit and counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Agreement. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Funds’ Sub-Advisers attempt to limit counterparty risk by only entering into Master Agreements with counterparties which are believed to have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. For swap agreements executed with a Derivatives Clearing Organization (“DCO”) in a multilateral or other trade facility platform (“centrally cleared swaps”), counterparty risk is reduced by shifting exposure from the counterparty to the DCO. Additionally the DCO has broad powers to provide an orderly liquidation in the event of a default.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) - Master Repo Agreements govern repurchase, reverse repurchase and treasury roll transactions between a Fund and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation and confirmation, income payments and transfer, events of default, termination, and maintenance of collateral. In the event of default, the total value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) - Master Forward Agreements govern the considerations and factors surrounding the settlement of certain forward-settling transactions, such as delayed-delivery transactions, TBA securities and treasury roll transactions between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. Losses may arise due to changes in the value of the underlying securities prior to settlement date, if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. In the event of default, the unrealized gain or loss will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty. In the ordinary course of business, settlements of transactions are not typically subject to net settlement, except for TBA pools.

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2013

International Swaps and Derivatives Association Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) - ISDA Master Agreements govern OTC financial derivative transactions entered into by the Fund’s Sub-Adviser and select counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, events of default, termination and maintenance of collateral. Termination includes conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early termination could be material to the financial statements. In the event of default, the total financial derivative value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty. The amount of collateral exchanged is based on provisions within the ISDA Master Agreements and is determined by the net exposure with the counterparty and is not identified for a specific OTC derivative instrument.

Customer Account Agreements - Customer Account Agreements and related addendums govern cleared derivative transactions such as futures, options on futures and centrally cleared derivatives. If a Fund transacts in centrally cleared derivatives, the Sub-Adviser is a party to agreements with (1) a Futures Commissions Merchant (“FCM”) in which the FCM acts as agent in the execution of the centrally cleared derivative with the DCO and (2) with an executing broker/swap dealer to agree to the terms of the swap and resolution process in the event the centrally cleared swap is not accepted for clearing by the designated DCO. Cleared derivatives transactions require posting an amount of cash or cash equivalents equal to a certain percentage of the contract amount known as the “initial margin” as determined by each relevant clearing agency and is segregated at an FCM which is registered with the Commodity Futures Trading Commission (“CFTC”) or the applicable regulator. The Fund receives from or pays to the counterparty an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments are known as the “variation margin”. Variation margin received may not be netted between futures and centrally cleared derivatives. In the event of default, counterparty risk is significantly reduced as creditors to the FCM do not have claim to a Fund’s assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk.

Prime Brokerage Arrangements - Certain Funds may enter into Prime Brokerage Arrangements to facilitate execution and/or clearing of listed equity option transactions or short sales of securities between the Funds and select counterparties. The arrangements provide general guidelines surrounding the rights, obligations and other events, including but not limited to, margin, execution and settlement. These arrangements maintain provisions for, among other things, payments, maintenance of collateral, events of default, and termination. Margin and securities delivered as collateral are typically in the possession of the prime broker and offset any obligations due to the prime broker. In the event of default, the value of securities sold short will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

NOTE 6. FINANCIAL DERIVATIVE INSTRUMENTS

Options Transactions - A Fund may buy and sell (“write”) call and put options on securities, futures, indices, currencies, swap agreements (“swaptions”) and inflation caps and floors. An option is a contract that gives the purchaser of the option, in return for a premium paid, the right to buy a specified underlying instrument from the writer of the option (in the case of a call option), or to sell a specified underlying instrument to the writer of the option (in the case of a put option) at a designated price during the term of the option. When a Fund purchases an option, the premium paid by the Fund is recorded as an asset and is subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the cost basis of the underlying investment or offset against the proceeds of the underlying investment transaction to determine realized gain or loss. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. The risks associated with purchasing options are limited to premiums paid and the failure of the counterparty to honor its obligation under the contract. When a Fund writes a call or put option or an inflation cap or floor, the premium received by the Fund is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds of the underlying investment transaction or reduce the cost basis of the underlying investment to determine the realized gain or loss. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. Writing put options tends to increase a Fund’s exposure to the underlying instrument. The risk associated with writing an option that is exercised is that an unfavorable change in the price of the security underlying the option could result in a Fund buying the underlying security at a price higher than the current value or selling the underlying security at a price lower than the current market value. There is also the risk a Fund may not be able to enter into a closing transaction if the market is illiquid. Options written by a Fund do not give rise to counterparty credit risk, as they obligate the Fund, not the counterparty, to perform.

Premium is paid/received when purchasing/writing exchange traded futures options, however there is no premium paid/received when purchasing/writing exchange traded options on futures. Exchange traded options on futures are marked-to-market daily and change in value is recorded by the Fund as unrealized gain or loss. Variation margin on exchange traded options on futures is recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized. Exchange traded options on futures involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund. Swaptions are similar to options on securities except that instead of purchasing the right to buy or sell a security, the writer or purchaser of the swaption is granting or buying the right to enter into a previously agreed upon interest rate or credit default swap agreement at any time before the expiration of the option. Swaptions are illiquid investments. Straddle options are written or purchased with premiums to be determined on a future date which are based upon implied volatility parameters at specified terms. An inflation cap can be used to protect the buyer from inflation erosion above a certain rate. An inflation floor can be used to provide downside protection to investments in inflation-linked products. The maximum potential amount of future payments (undiscounted) that a Fund could be required to make under an inflation cap or floor would be the notional amount times the percentage increase (for an inflation cap) or decrease (for an inflation floor) in inflation determined by the difference between the index’s current value and the value at the time the inflation cap or floor was entered into.

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2013

Futures Contracts - A Fund may buy and sell futures on equities, indices, interest rates, commodities and currencies. A futures contract is a standardized contract obligating two parties to exchange a specified asset at an agreed upon price and date. Variation margin is recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized. Futures contracts involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the securities held by a Fund or the change in the value of an underlying entity and the prices of the futures contracts and the possibility a Fund may not be able to enter into a closing transaction because of an illiquid market. With futures, counterparty risk to a Fund is reduced since futures contracts are exchange traded and the exchange’s clearinghouse, acting as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Forward Foreign Currency Contracts - A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Fund’s investment securities, but it does establish a fixed rate of currency exchange that can be achieved in the future. The value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss and as a receivable or payable from forward foreign currency contracts. Upon settlement, or delivery or receipt of the currency, a realized gain or loss is recorded which is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Forward foreign currency contracts involve market risk in excess of the receivable or payable related to forward foreign currency contracts recorded by the Funds. Although contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. Additionally, a Fund could be exposed to the risk of a previously hedged position becoming unhedged if the counterparty to a contract is unable to meet the terms of the contract or if the value of the currency changes unfavorably to the offsetting currency.

Swap Agreements - Swap agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the OTC market or may be executed and centrally cleared with a DCO. OTC swaps are typically illiquid investments.

Swap agreements are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. For OTC swaps, premiums paid or received at the beginning of the measurement period are recorded as an asset or liability by the Fund and represent payments made or received upon entering into the OTC swap to compensate for differences between the stated terms of the OTC swap and prevailing market conditions relating to credit spreads, interest rates, currency exchange rates and other relevant factors as appropriate. These upfront payments are recorded as a realized gain or loss upon termination or maturity of the OTC swap. For centrally cleared swaps, daily changes in valuation are recorded as a receivable or payable, as appropriate, and received from or paid to the DCO on a daily basis until the contracts are terminated at which time a realized gain or loss is recorded. The use of centrally cleared swaps may require a Fund to commit initial and variation margin that may otherwise not be required under an OTC swap. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss. Net periodic payments received or paid by a Fund are included as part of realized gain or loss.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the unrealized gain or loss recorded by a Fund. Such risks include that there is no liquid market for OTC swaps, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreement and that there may be unfavorable changes in interest rates or value of underlying securities. Centrally cleared swaps involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund.

Interest Rate Swap Agreements - Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Forms of interest rate swap agreements that the Funds have entered into may include: fixed-for-floating rate swaps, under which a party agrees to pay a fixed rate in exchange for receiving a floating rate tied to a benchmark; floating-for-fixed rate swaps, under which a party agrees to pay a floating rate in exchange for receiving a fixed rate; interest rate caps, under which, in return for a premium, one party agrees to make payments to the other party to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other party to the extent that interest rates fall below a specified rate, or “floor”; interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding certain levels; callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date; or forward spread locks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark.

A Fund’s maximum risk of loss from counterparty credit risk for an interest rate swap agreement is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent this amount is positive.

Credit Default Swap Agreements - Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return if a credit event occurs for the referenced entity, obligation or index. As a seller of protection, a Fund will generally receive from the buyer of protection a premium in return for such protection and/or a fixed rate of income throughout the term of the swap if there is no credit event. A credit event is defined under the terms of each swap agreement and may include, but is not limited to, underlying entity default, bankruptcy, restructuring, write-down, principal shortfall or interest shortfall. As a seller, a Fund adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either pay to the

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2013

buyer of protection an amount equal to the notional amount of the credit default swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or pay a net settlement amount in the form of cash or securities equal to the notional amount of the credit default swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular credit default swap agreement, the Fund will either receive from the seller of protection an amount equal to the notional amount of the credit default swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or receive a net settlement amount in the form of cash or securities equal to the notional amount of the credit default swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Until a credit event occurs, recovery values are determined by market makers considering either industry standard recovery rates or entity specific factors and considerations. When a credit event occurs, the recovery value is determined by a facilitated auction, administered by ISDA, whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

A Fund may use credit default swap agreements on corporate or sovereign issues to provide a measure of protection against defaults of an issuer (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

A Fund may use credit default swap agreements on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default. Unlike credit default swaps on corporate or sovereign issues, deliverable obligations in most instances would be limited to the specific referenced obligation because performance for asset-backed securities can vary across deals. Write-downs, such as prepayments and principal pay downs, or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts.

A Fund may use credit default swap agreements on credit indices to hedge a portfolio of credit default swap agreements or bonds, to protect investors owning bonds against default and to speculate on changes in credit quality. A credit index is a basket of credit instruments or exposures designed to represent a portion of the credit market. These indices consist of reference credits that are considered to be the liquid entities in the credit default swap market based on the index sector. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities and emerging market securities. These components can be determined based upon various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the issuers in the index, and if there is a credit event, the credit event is settled based on that issuer’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each issuer has an equal weight in the index.

Either as a seller of protection or a buyer of protection of a credit default swap agreement, a Fund’s maximum risk of loss from counterparty risk is the fair value of the agreement. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of December 31, 2013, for which the Fund is the seller of protection, are disclosed in the Notes to the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Total Return Swap Agreements - Some total return swap agreements involve a commitment to pay periodic interest payments in exchange for a market linked return based on a security or a basket of securities. To the extent the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty. A Fund’s maximum risk of loss from counterparty credit risk for this type of total return swap agreement is the discounted net value of the cash flows to be received from or paid to the counterparty over the contract’s remaining life, to the extent this amount is positive. Other total return swap agreements involve a right to receive the appreciation in value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon rate. To the extent the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the value of that decline to the counterparty. A Fund’s maximum risk of loss from counterparty credit risk for this type of total return swap agreement is the value of the underlying security, index or other financial instrument.

Non-Deliverable Bond Forward Contract - A non-deliverable bond forward contract is a short-term forward agreement between two parties to buy or sell a bond denominated in a non-deliverable foreign currency at a specified price and date. Non-deliverable bond forward contracts are marked-to-market daily and change in value is recorded by a Fund as an unrealized gain or loss. A realized gain or loss is recorded at termination of the contract. The use of these instruments involves the risk that the counterparty to the agreements may default on its obligation to perform. These contracts may be illiquid, and changes in their values may not directly correlate with changes in the value of the underlying security. The Funds must set aside liquid assets to cover their obligations under these contracts. The maximum amount of potential loss for a non-deliverable bond forward contract is the value of the contract.

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2013

FASB ASC Topic 815, “Derivatives and Hedging” and Financial Instruments Eligible for Offset - FASB ASC Topic 815 includes the requirement for enhanced qualitative disclosures about objectives and strategies for using derivative instruments and disclosures regarding credit related contingent features in derivative instruments; as well as quantitative disclosures in the semi-annual and annual financial statements about fair value, gains and losses, and volume of activity for derivative instruments. Information about these instruments is disclosed in the context of each instrument’s primary underlying risk exposure which is categorized as credit, commodity, equity price, interest rate and foreign currency exchange rate risk. The following disclosures include: (1) Objectives and strategies for each Fund’s derivative investments during the year. (2) A summary table (in thousands) of the fair valuations of each Fund’s derivative instruments categorized by risk exposure, which references the location on the Statements of Assets and Liabilities and the realized and unrealized gain or loss on the Statements of Operations for each derivative instrument as of December 31, 2013. Funds which held only one type of derivative during the year are not included in the tables as the location on the Statements of Assets and Liabilities and the realized and unrealized gain loss on the Statements of Operations can be referenced directly on each Fund’s respective statements. (3) A summary table (in thousands) of derivative instruments and certain investments of each Fund, which are subject to master netting agreements or a similar agreement and are eligible for offset in the Statements of Assets and Liabilities as of December 31, 2013. For Funds which held only one type of derivative during the year, amounts eligible for offset are presented gross in the Statements of Assets and Liabilities. Net exposure can be referenced in the assets and liabilities on the Statement of Assets and Liabilities and, if collateral exists, the net exposure is offset by collateral identified in the segregated or pledged collateral table. (4) A table reflecting each Fund’s average monthly derivative volume (in thousands) for the year ended December 31, 2013.

JNL/AQR Managed Futures Strategy Fund Derivative Strategies - The Fund entered into futures contracts to manage exposure to or hedge changes in securities prices, commodities and interest rates, to gain exposure to certain markets, to manage cash flows and to replicate treasury bond positions. The Fund entered into forward foreign currency contracts to gain directional exposure to currencies, to create foreign currency exposure on U.S. dollar cash balances, to minimize foreign currency exposure on investment securities denominated in foreign currencies, as a means of risk management/hedging and as part of its overall investment strategy. The Fund entered into total return swap agreements to manage exposure to or hedge against changes in securities prices and interest rates, as a substitute for investment in physical securities and as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy.

	Commodity	Equity	Foreign Exchange	Interest Rate	Total

JNL/AQR Managed Futures Strategy Fund - Derivative Instruments Categorized by Risk Exposure
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2013:
Assets:
Variation margin on financial derivative instruments	$285	$544	$-	$310	$1,139
Forward foreign currency contracts	-	-	12,654	-	12,654
Unrealized appreciation on OTC swap agreements	3,271	272	-	-	3,543

	$3,556	$816	$12,654	$310	$17,336
Liabilities:
Variation margin on financial derivative instruments	$1,464	$148	$-	$318	$1,930
Forward foreign currency contracts	-	-	3,279	-	3,279
Unrealized depreciation on OTC swap agreements	874	-	-	332	1,206

	$2,338	$148	$3,279	$650	$6,415
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2013:
Net realized gain (loss) on:
Swap agreements	$(6,705)	$2,165	$-	$(2,288)	$(6,828)
Foreign currency related items	-	-	24,810	-	24,810
Futures contracts	(1,922)	28,531	-	(10,911)	15,698

	$(8,627)	$30,696	$24,810	$(13,199)	$33,680
Net change in unrealized appreciation (depreciation) on:
OTC swap agreements	$(2,408)	$(491)	$-	$594	$(2,305)
Foreign currency related items	-	-	(4,867)	-	(4,867)
Futures contracts and centrally cleared swap agreements	910	6,857	-	1,165	8,932

	$(1,498)	$6,366	$(4,867)	$1,759	$1,760

	Gross Amount Presented in the Statements of Assets and	Financial Instruments[4]	Collateral[5]	Net Amount[6]	Total Collateral[7]
	Liabilities[3]				Cash	Security

JNL/AQR Managed Futures Strategy Fund - Derivative and Financial Instruments Eligible for Offset
Derivative Assets by Counterparty*
BCL	$3,271	$(874)	$-	$2,397	$-	$-
BOA	191	(191)	-	-	-	-
MSC	81	-	-	81	-	-
RBS	12,654	(3,279)	(8,120)	1,255	8,120	-

Derivatives eligible for offset	$16,197	$(4,344)	$(8,120)	$3,733
Derivatives not eligible for offset	1,139				$-	$-

	$17,336

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2013

	Gross Amount Presented in the Statements of Assets and	Financial Instruments[4]	Collateral[5]	Net Amount[6]	Total Collateral[7]
	Liabilities[3]				Cash	Security

JNL/AQR Managed Futures Strategy Fund - Derivative and Financial Instruments Eligible for Offset (continued)
Derivative Liabilities by Counterparty*
BCL	$874	$(874)	$-	$-	$7,770	$-
BOA	332	(191)	(141)	-	540	-
MSC	-	-	-	-	1,150	-
RBS	3,279	(3,279)	-	-	-	-

Derivatives eligible for offset	$4,485	$(4,344)	$(141)	$-
Derivatives not eligible for offset	1,930				$25,343	$-

	$6,415

	Cost of Options Purchased and Written	Notional Value at Purchase of Futures Contracts	Cost of Forward Foreign Currency Contracts	Notional Amount of Interest Rate Swap Agreements	Notional Amount of Credit Default Swap Agreements	Notional Amount of Total Return Swap Agreements

JNL/AQR Managed Futures Strategy Fund - Average Derivative Volume[1]
Average monthly volume	$-	$1,979,874	$2,389,187	$-	$-	$272,315

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2013

JNL/BlackRock Global Allocation Fund Derivative Strategies - The Fund entered into option contracts as a means of risk management, as a directional investment, as a substitute for investment in physical securities and to generate income. The Fund entered into futures contracts as a substitute for investment in physical securities and as a means of risk management and short term cash deployment. The Fund entered into forward foreign currency contracts as a means of risk management and to gain directional exposure to currencies. The Fund entered into interest rate swaps to manage duration and as a substitute for investment in physical securities. The Fund entered into credit default swap agreements to manage duration and credit quality, as a means of hedging and risk management and as a substitute for direct investment. The Fund entered into total return swaps as a substitute for investment in physical securities and for market access.

	Credit	Equity	Foreign Exchange	Interest Rate	Total

JNL/BlackRock Global Allocation Fund - Derivative Instruments Categorized by Risk Exposure
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2013:
Assets:
Investments – unaffiliated, at value[2]	$-	$12,234	$-	$1,197	$13,431
Variation margin on financial derivative instruments	2	6	-	-	8
Forward foreign currency contracts	-	-	4,241	-	4,241
Unrealized appreciation on OTC swap agreements	-	435	-	-	435

	$2	$12,675	$4,241	$1,197	$18,115
Liabilities:
Variation margin on financial derivative instruments	$42	$422	$-	$53	$517
Options written, at value	-	4,201	-	1,719	5,920
Forward foreign currency contracts	-	-	558	-	558
Unrealized depreciation on OTC swap agreements	-	-	-	362	362

	$42	$4,623	$558	$2,134	$7,357
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2013:
Net realized gain (loss) on:
Unaffiliated investments[2]	$-	$(19)	$(929)	$720	$(228)
Swap agreements	(1,483)	(189)	-	(401)	(2,073)
Foreign currency related items	-	-	10,213	-	10,213
Futures contracts	-	9,519	-	-	9,519
Written option contracts	-	5,124	124	725	5,973

	$(1,483)	$14,435	$9,408	$1,044	$23,404
Net change in unrealized appreciation (depreciation) on:
Investments[2]	$-	$67	$351	$(1,668)	$(1,250)
OTC swap agreements	(10)	399	-	(447)	(58)
Foreign currency related items	-	-	3,053	-	3,053
Futures contracts and centrally cleared swap agreements	(273)	(3,129)	-	(117)	(3,519)
Written option contracts	-	(1,828)	(85)	(320)	(2,233)

	$(283)	$(4,491)	$3,319	$(2,552)	$(4,007)

	Gross Amount Presented in the Statements of Assets and	Financial Instruments[4]	Collateral[5]	Net Amount[6]	Total Collateral[7]
	Liabilities[3]				Cash	Security

JNL/BlackRock Global Allocation Fund - Derivative and Financial Instruments Eligible for Offset
Derivative Assets by Counterparty*
BBH	$124	$-	$-	$124	$-	$-
BCL	388	(82)	-	306	-	-
BNP	926	(311)	(590)	25	590	-
BOA	2,466	-	(2,466)	-	2,500	-
CIT	1,559	-	(1,300)	259	1,300	-
CSI	799	(301)	-	498	-	-
DUB	3,608	(708)	(2,200)	700	2,200	-
GSC	722	-	-	722	-	-
GSI	3,240	(1,672)	(1,568)	-	1,900	-
JPM	926	(95)	(831)	-	890	-
MSC	617	(7)	-	610	-	-
MSI	84	-	-	84	-	-
UBS	1,890	(120)	(600)	1,170	600	-

Derivatives eligible for offset	$17,349	$(3,296)	$(9,555)	$4,498
Derivatives not eligible for offset	766				$-	$-

	$18,115

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2013

	Gross Amount Presented in the Statements of Assets and	Financial Instruments[4]	Collateral[5]	Net Amount[6]	Total Collateral[7]
	Liabilities[3]				Cash	Security

JNL/BlackRock Global Allocation Fund - Derivative and Financial Instruments Eligible for Offset (continued)
Derivative Liabilities by Counterparty*
BCL	$82	$(82)	$-	$-	$-	$-
BNP	311	(311)	-	-	-	-
CSI	301	(301)	-	-	-	-
DUB	708	(708)	-	-	-	-
GSI	1,672	(1,672)	-	-	-	-
JPM	95	(95)	-	-	-	-
MSC	7	(7)	-	-	-	-
UBS	120	(120)	-	-	71,354	-

Derivatives eligible for offset	$3,296	$(3,296)	$-	$-
Derivatives not eligible for offset	4,061				$9,815	$-

	$7,357

	Cost of Options Purchased and Written	Notional Value at Purchase of Futures Contracts	Cost of Forward Foreign Currency Contracts	Notional Amount of Interest Rate Swap Agreements	Notional Amount of Credit Default Swap Agreements	Notional Amount of Total Return Swap Agreements

JNL/BlackRock Global Allocation Fund - Average Derivative Volume[1]
Average monthly volume	$16,009	$50,480	$236,713	$164,297	$713,775	$2,641,211

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2013

JNL/Franklin Templeton Global Multisector Bond Fund Derivative Strategies - The Fund entered into forward foreign currency contracts to gain directional exposure to currencies, to create foreign currency exposure in U.S. dollar cash balances, to minimize foreign currency exposure on investment securities denominated in foreign currencies, as a means of risk management and as part of its overall investment strategy. The Fund entered into interest rate swap agreements to manage duration, to express views on a country’s interest rates, to hedge against the risk that the value of fixed rate bond investments will decrease/increase as interest rates rise/fall and to manage interest rate and yield curve exposure.

	Credit	Equity	Foreign Exchange	Interest Rate	Total

JNL/Franklin Templeton Global Multisector Bond Fund - Derivative Instruments Categorized by Risk Exposure
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2013:
Assets:
Forward foreign currency contracts	$-	$-	$32,640	$-	$32,640
Unrealized appreciation on OTC swap agreements	-	-	-	39	39

	$-	$-	$32,640	$39	$32,679
Liabilities:
Forward foreign currency contracts	$-	$-	$16,844	$-	$16,844
Unrealized depreciation on OTC swap agreements	-	-	-	603	603

	$-	$-	$16,844	$603	$17,447
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2013:
Net realized gain (loss) on:
Swap agreements	$-	$-	$-	$71	$71
Foreign currency related items	-	-	14,650	-	14,650

	$-	$-	$14,650	$71	$14,721
Net change in unrealized appreciation (depreciation) on:
OTC swap agreements	$-	$-	$-	$(564)	$(564)
Foreign currency related items	-	-	7,474	-	7,474

	$-	$-	$7,474	$(564)	$6,910

	Gross Amount Presented in the Statements of Assets and	Financial Instruments[4]	Collateral[5]	Net Amount[6]	Total Collateral[7]
	Liabilities[3]				Cash	Security

JNL/Franklin Templeton Global Multisector Bond Fund - Derivative and Financial Instruments Eligible for Offset
Derivative Assets by Counterparty*80
BCL	$4,434	$(1,378)	$(3,056)	$-	$3,930	$-
CIT	4,981	(979)	(4,002)	-	-	4,083
DUB	7,127	(7,127)	-	-	-	-
GSC	2,625	(1,194)	-	1,431	-	-
HSB	3,870	(590)	-	3,280	-	-
JPM	9,642	(4,897)	(3,266)	1,479	-	3,266

Derivatives eligible for offset	$32,679	$(16,165)	$(10,324)	$6,190

Derivative Liabilities by Counterparty*
BCL	$1,378	$(1,378)	$-	$-	$-	$-
CIT	979	(979)	-	-	-	-
DUB	8,374	(7,127)	-	1,247	-	-
GSC	1,194	(1,194)	-	-	-	-
HSB	590	(590)	-	-	-	-
JPM	4,897	(4,897)	-	-	-	-
UBS	35	-	-	35	-	-

Derivatives eligible for offset	$17,447	$(16,165)	$-	$1,282

	Cost of Options Purchased and Written	Notional Value at Purchase of Futures Contracts	Cost of Forward Foreign Currency Contracts	Notional Amount of Interest Rate Swap Agreements	Notional Amount of Credit Default Swap Agreements	Notional Amount of Total Return Swap Agreements

JNL/Franklin Templeton Global Multisector Bond Fund - Average Derivative Volume[1]
Average monthly volume	$-	$-	$1,068,033	$40,900	$-	$-

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2013

JNL/Franklin Templeton Mutual Shares Fund Derivative Strategies - The Fund entered into option contracts to manage exposure to or hedge changes in securities prices, to generate income, as an efficient means of adjusting overall exposure to certain markets and as part of its overall investment strategy. The Fund entered into forward foreign currency contracts to minimize foreign currency exposure on investment securities denominated in foreign currencies and as part of its overall investment strategy.

	Credit	Equity	Foreign Exchange	Interest Rate	Total

JNL/Franklin Templeton Mutual Shares Fund - Derivative Instruments Categorized by Risk Exposure
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2013:
Assets:
Investments – unaffiliated, at value[2]	$-	$605	$-	$-	$605
Forward foreign currency contracts	-	-	84	-	84

	$-	$605	$84	$-	$689
Liabilities:
Forward foreign currency contracts	$-	$-	$8,418	$-	$8,418

The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2013:
Net realized gain (loss) on:
Unaffiliated investments[2]	$-	$186	$-	$-	$186
Foreign currency related items	-	-	(3,672)	-	(3,672)
Written option contracts	-	7	-	-	7

	$-	$193	$(3,672)	$-	$(3,479)
Net change in unrealized appreciation (depreciation) on:
Investments[2]	$-	$(92)	$-	$-	$(92)
Foreign currency related items	-	-	(2,934)	-	(2,934)

	$-	$(92)	$(2,934)	$-	$(3,026)

	Gross Amount Presented in the Statements of Assets and	Financial Instruments[4]	Collateral[5]	Net Amount[6]	Total Collateral[7]
	Liabilities[3]				Cash	Security

JNL/Franklin Templeton Mutual Shares Fund - Derivative and Financial Instruments Eligible for Offset
Derivative Assets by Counterparty*
BCL	$13	$(13)	$-	$-	$-	$-
BOA	46	(46)	-	-	-	-
CSI	1	(1)	-	-	-	-
HSB	14	(14)	-	-	-	-
SSB	10	(5)	-	5	-	-

Derivatives eligible for offset	$84	$(79)	$-	$5
Derivatives not eligible for offset	605				$-	$-

	$689
Derivative Liabilities by Counterparty*
BCL	$2,342	$(13)	$-	$2,329	$-	$-
BOA	4,916	(46)	-	4,870	-	-
CSI	636	(1)	-	635	-	-
DUB	296	-	-	296	-	-
HSB	223	(14)	-	209	-	-
SSB	5	(5)	-	-	-	-

Derivatives eligible for offset	$8,418	$(79)	$-	$8,339

	Cost of Options Purchased and Written	Notional Value at Purchase of Futures Contracts	Cost of Forward Foreign Currency Contracts	Notional Amount of Interest Rate Swap Agreements	Notional Amount of Credit Default Swap Agreements	Notional Amount of Total Return Swap Agreements

JNL/Franklin Templeton Mutual Shares Fund - Average Derivative Volume[1]
Average monthly volume	$119	$-	$138,349	$-	$-	$-

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2013

JNL/Goldman Sachs Core Plus Bond Fund Derivative Strategies - The Fund entered into futures contracts to manage exposure to or hedge changes in interest rates and as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy. The Fund entered into forward foreign currency contracts to minimize foreign currency exposure on investment securities denominated in foreign currencies and as part of its overall investment strategy. The Fund entered into interest rate swap agreements to manage duration and to hedge against the risk that the value of fixed rate bond investments will decrease/increase as interest rates rise/fall. The Fund entered into credit default swap agreements to provide a measure of protection against defaults of issuers and to manage credit exposure.

	Credit	Equity	Foreign Exchange	Interest Rate	Total

JNL/Goldman Sachs Core Plus Bond Fund - Derivative Instruments Categorized by Risk Exposure
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2013:
Assets:
Variation margin on financial derivative instruments	$-	$-	$-	$977	$977
Forward foreign currency contracts	-	-	1,964	-	1,964
Unrealized appreciation on OTC swap agreements	1,330	-	-	276	1,606
OTC swap premiums paid	146	-	-	526	672

	$1,476	$-	$1,964	$1,779	$5,219
Liabilities:
Variation margin on financial derivative instruments	$-	$-	$-	$965	$965
Forward foreign currency contracts	-	-	1,391	-	1,391
Unrealized depreciation on OTC swap agreements	-	-	-	532	532
OTC swap premiums received	1,207	-	-	1,110	2,317

	$1,207	$-	$1,391	$2,607	$5,205
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2013:
Net realized gain (loss) on:
Swap agreements	(7,637)	-	-	17,573	9,936
Foreign currency related items	-	-	(849)	-	(849)
Futures contracts	-	-	-	(6,740)	(6,740)

	$(7,637)	$-	$(849)	$10,833	$2,347
Net change in unrealized appreciation (depreciation) on:
OTC swap agreements	636	-	-	(1,536)	(900)
Foreign currency related items	-	-	346	-	346
Futures contracts and centrally cleared swap agreements	-	-	-	1,721	1,721

	$636	$-	$346	$185	$1,167

	Gross Amount Presented in the Statements of Assets and	Financial Instruments[4]	Collateral[5]	Net Amount[6]	Total Collateral[7]
	Liabilities[3]				Cash	Security

JNL/Goldman Sachs Core Plus Bond Fund - Derivative and Financial Instruments Eligible for Offset
Derivative Assets by Counterparty*
BBP	$42	$(29)	$-	$13	$-	$-
BCL	76	(76)	-	-	-	-
BNP	105	(58)	-	47	-	-
BOA	463	(244)	-	219	-	-
CGM	237	(92)	-	145	-	-
CIT	18	(18)	-	-	-	-
CSI	118	(44)	-	74	-	-
DUB	418	(418)	-	-	-	-
HSB	181	(29)	-	152	-	-
JPM	671	(217)	-	454	-	-
MLP	15	(10)	-	5	-	-
MSC	2	(2)	-	-	-	-
RBC	573	(124)	-	449	-	-
SCB	154	(32)	-	122	-	-
SSB	142	(1)	-	141	-	-
UBS	307	(79)	-	228	-	-
WBC	48	(48)	-	-	-	-

Derivatives eligible for offset	$3,570	$(1,521)	$-	$2,049
Derivatives not eligible for offset	1,649				$-	$-

	$5,219

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2013

	Gross Amount Presented in the Statements of Assets and	Financial Instruments[4]	Collateral[5]	Net Amount[6]	Total Collateral[7]
	Liabilities[3]				Cash	Security

JNL/Goldman Sachs Core Plus Bond Fund - Derivative and Financial Instruments Eligible for Offset (continued)
Derivative Liabilities by Counterparty*
BBP	$29	$(29)	$-	$-	$-	$-
BCL	119	(76)	-	43	-	-
BNP	58	(58)	-	-	-	-
BOA	244	(244)	-	-	-	-
CGM	92	(92)	-	-	-	-
CIT	51	(18)	(33)	-	300	-
CSI	44	(44)	-	-	-	-
DUB	512	(418)	(94)	-	250	-
HSB	29	(29)	-	-	-	-
JPM	217	(217)	-	-	-	-
MLP	10	(10)	-	-	-	-
MSC	107	(2)	-	105	-	-
RBC	124	(124)	-	-	150	-
RBS	69	-	-	69	-	-
SCB	32	(32)	-	-	-	-
SSB	1	(1)	-	-	-	-
UBS	79	(79)	-	-	-	-
WBC	106	(48)	-	58	-	-

Derivatives eligible for offset	$1,923	$(1,521)	$(127)	$275
Derivatives not eligible for offset	3,282				$2,267	$1,917

	$5,205

	Cost of Options Purchased and Written	Notional Value at Purchase of Futures Contracts	Cost of Forward Foreign Currency Contracts	Notional Amount of Interest Rate Swap Agreements	Notional Amount of Credit Default Swap Agreements	Notional Amount of Total Return Swap Agreements

JNL/Goldman Sachs Core Plus Bond Fund - Average Derivative Volume[1]
Average monthly volume	$-	$412,933	$662,674	$1,636,492	$166,033	$-

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2013

JNL/Goldman Sachs Emerging Markets Debt Fund Derivative Strategies - The Fund entered into futures contracts to manage exposure to or hedge changes in interest rates, to replicate treasury bond positions and as a means of risk management. The Fund entered into forward foreign currency contracts to gain directional exposure to currencies, to minimize foreign currency exposure on investment securities denominated in foreign currencies, as a means of risk management and as part of its overall investment strategy. The Fund entered into interest rate swap agreements to hedge the risk that the value of fixed rate bond investments will decrease/increase as interest rates rise/fall, to execute yield curve, swap spread and sovereign relative value trades, to express views on a country’s interest rates, to manage interest rate and yield curve exposure, to manage duration and as a substitute for investment in physical securities. The Fund entered into credit default swap agreements as a substitute for investment in physical securities.

	Credit	Equity	Foreign Exchange	Interest Rate	Total

JNL/Goldman Sachs Emerging Markets Debt Fund - Derivative Instruments Categorized by Risk Exposure
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2013:
Assets:
Variation margin on financial derivative instruments	$-	$-	$-	$596	$596
Forward foreign currency contracts	-	-	5,476	-	5,476
Unrealized appreciation on OTC swap agreements	-	-	-	2,501	2,501

	$-	$-	$5,476	$3,097	$8,573
Liabilities:
Variation margin on financial derivative instruments	$-	$-	$-	$182	$182
Forward foreign currency contracts	-	-	5,957	-	5,957
Unrealized depreciation on OTC swap agreements	-	-	-	6,180	6,180

	$-	$-	$5,957	$6,362	$12,319
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2013:
Net realized gain (loss) on:
Swap agreements	$129	$-	$-	$3,059	$3,188
Foreign currency related items	-	-	(6,876)	-	(6,876)
Futures contracts	-	-	-	3,905	3,905

	$129	$-	$(6,876)	$6,964	$217
Net change in unrealized appreciation (depreciation) on:
OTC swap agreements	$65	$-	$-	$(9,870)	$(9,805)
Foreign currency related items	-	-	(4,212)	-	(4,212)
Futures contracts and centrally cleared swap agreements	-	-	-	1,310	1,310

	$65	$-	$(4,212)	$(8,560)	$(12,707)

	Gross Amount Presented in the Statements of Assets and	Financial
					Total Collateral[7]
	Liabilities[3]	Instruments[4]	Collateral[5]	Net Amount[6]	Cash	Security

JNL/Goldman Sachs Emerging Markets Debt Fund - Derivative and Financial Instruments Eligible for Offset
Derivative Assets by Counterparty*
BBP	$332	$(332)	$-	$-	$-	$-
BCL	58	(58)	-	-	-	-
BNP	231	(134)	-	97	-	-
BOA	498	(498)	-	-	-	-
CGM	179	(179)	-	-	-	-
CIT	23	(23)	-	-	-	-
CSI	387	(387)	-	-	-	-
DUB	1,129	(1,129)	-	-	-	-
HSB	644	(176)	-	468	-	-
JPM	1,710	(698)	(780)	232	780	-
MSC	32	(32)	-	-	-	-
RBC	990	(233)	-	757	-	-
RBS	12	(12)	-	-	-	-
SCB	471	(281)	-	190	-	-
SSB	196	-	-	196	-	-
UBS	1,064	(752)	-	312	-	-
WBC	21	(21)	-	-	-	-

Derivatives eligible for offset	$7,977	$(4,945)	$(780)	$2,252
Derivatives not eligible for offset	596				$-	$-

	$8,573

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2013

	Gross Amount Presented in the Statements of Assets and	Financial		Net
					Total Collateral[7]
	Liabilities[3]	Instruments[4]	Collateral[5]	Amount[6]	Cash	Security

JNL/Goldman Sachs Emerging Markets Debt Fund - Derivative and Financial Instruments Eligible for Offset (continued)
Derivative Liabilities by Counterparty*
BBP	$1,512	$(332)	$-	$1,180	$-	$-
BCL	495	(58)	-	437	-	-
BNP	134	(134)	-	-	-	-
BOA	962	(498)	(230)	234	-	230
CGM	770	(179)	-	591	-	-
CIT	387	(23)	-	364	-	-
CSI	470	(387)	-	83	-	-
DUB	4,479	(1,129)	(2,460)	890	2,460	-
HSB	176	(176)	-	-	-	-
JPM	698	(698)	-	-	-	-
MSC	252	(32)	-	220	-	-
RBC	233	(233)	-	-	-	-
RBS	191	(12)	-	179	-	-
SCB	281	(281)	-	-	-	-
UBS	752	(752)	-	-	-	-
WBC	345	(21)	-	324	-	-

Derivatives eligible for offset	$12,137	$(4,945)	$(2,690)	$4,502
Derivatives not eligible for offset	182				$2,734	$2,448

	$12,319

	Cost of Options Purchased and Written	Notional Value at Purchase of Futures Contracts	Cost of Forward Foreign Currency Contracts	Notional Amount of Interest Rate Swap Agreements	Notional Amount of Credit Default Swap Agreements	Notional Amount of Non- Deliverable Bond Forward Contracts

JNL/Goldman Sachs Emerging Markets Debt Fund - Average Derivative Volume[1]
Average monthly volume	$-	$334,345	$1,245,177	$566,419	$769	$3,151

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2013

JNL/Ivy Asset Strategy Fund Derivative Strategies - The Fund entered into option contracts to manage its exposure to or hedge changes in securities prices and foreign currencies, to generate income, as a directional investment, as a substitute for investment in physical securities, as an efficient means of adjusting overall exposure to certain markets, as a means of risk management and as part of its overall investment strategy. The Fund entered into futures contracts to manage exposure to or hedge changes in securities prices and interest rates, to gain exposure to certain markets, to replicate treasury bond positions, as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy, as a substitute for investment in physical securities, as a means of short-term cash deployment and as a means of risk management. The Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy, to minimize foreign currency exposure on investment securities denominated in foreign currencies and as a means of risk management.

	Commodity	Equity	Foreign Exchange	Interest Rate	Total

JNL/Ivy Asset Strategy Fund - Derivative Instruments Categorized by Risk Exposure
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2013:
Assets:
Investments – unaffiliated, at value[2]	$-	$3,961	$-	$-	$3,961
Variation margin on financial derivative instruments	273	-	-	-	273
Forward foreign currency contracts	-	-	14,713	-	14,713

	$273	$3,961	$14,713	$-	$18,947
Liabilities:
Options written, at value	$-	$938	$-	$-	$938
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2013:
Net realized gain (loss) on:
Unaffiliated investments[2]	$-	$16,101	$-	$-	$16,101
Foreign currency related items	-	-	12,919	-	12,919
Futures contracts	329	(10,795)	-	(669)	(11,135)
Written option contracts	-	16,080	-	-	16,080

	$329	$21,386	$12,919	$(669)	$33,965
Net change in unrealized appreciation (depreciation) on:
Investments[2]	$-	$(1,323)	$-	$-	$(1,323)
Foreign currency related items	-	-	16,789	-	16,789
Futures contracts and centrally cleared swap agreements	7,207	-	-	-	7,207
Written option contracts	-	(55)	-	-	(55)

	$7,207	$(1,378)	$16,789	$-	$22,618

	Gross Amount Presented in the Statements of Assets and	Financial
					Total Collateral[7]
	Liabilities[3]	Instruments[4]	Collateral[5]	Net Amount[6]	Cash	Security

JNL/Ivy Asset Strategy Fund - Derivative and Financial Instruments Eligible for Offset
Derivative Assets by Counterparty*
BCL	$5,894	$(888)	$(5,006)	$-	$-	$5,021
CIT	2,514	(4)	(2,293)	217	-	2,293
DUB	5,494	(5)	(5,040)	449	5,040	-
GSC	1,189	(41)	(1,129)	19	770	359
MSC	3,583	-	(3,320)	263	3,320	61,641

Derivatives eligible for offset	$18,674	$(938)	$(16,788)	$948
Derivatives not eligible for offset	273				$-	$-

	$18,947
Derivative Liabilities by Counterparty*
BCL	$888	$(888)	$-	$-	$-	$-
CIT	4	(4)	-	-	-	-
DUB	5	(5)	-	-	-	-
GSC	41	(41)	-	-	-	-

Derivatives eligible for offset	$938	$(938)	$-	$-

	Cost of Options Purchased and Written	Notional Value at Purchase of Futures Contracts	Cost of Forward Foreign Currency Contracts	Notional Amount of Interest Rate Swap Agreements	Notional Amount of Credit Default Swap Agreements	Notional Amount of Total Return Swap Agreements

JNL/Ivy Asset Strategy Fund - Average Derivative Volume[1]
Average monthly volume	$6,724	$52,287	$152,352	$-	$-	$-

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2013

JNL/JPMorgan International Value Fund Derivative Strategies - The Fund entered into futures contracts to gain exposure to certain markets and for efficient management of cash flows. The Fund entered into forward foreign currency contracts to minimize foreign currency exposure on investment securities denominated in foreign currencies, to reduce currency deviations from its benchmark and as a means of risk management.

	Credit	Equity	Foreign Exchange	Interest Rate	Total

JNL/JPMorgan International Value Fund - Derivative Instruments Categorized by Risk Exposure
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2013:
Assets:
Forward foreign currency contracts†	$-	$-	$2,277	$-	$2,277
Liabilities:
Forward foreign currency contracts†	$-	$-	$2,676	$-	$2,676
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2013:
Net realized gain (loss) on:
Foreign currency related items	$-	$-	$(2,326)	$-	$(2,326)
Futures contracts	-	981	-	-	981

	$-	$981	$(2,326)	$-	$(1,345)
Net change in unrealized appreciation (depreciation) on:
Foreign currency related items	$-	$-	$(970)	$-	$(970)
Futures contracts and centrally cleared swap agreements	-	(156)	-	-	(156)

	$-	$(156)	$(970)	$-	$(1,126)

†The JNL/JPMorgan International Value Fund’s forward foreign currency contracts are not subject to an enforceable master netting agreement. These amounts are presented gross on the Fund’s Statement of Assets and Liabilities.

	Cost of Options Purchased and Written	Notional Value at Purchase of Futures Contracts	Cost of Forward Foreign Currency Contracts	Notional Amount of Interest Rate Swap Agreements	Notional Amount of Credit Default Swap Agreements	Notional Amount of Total Return Swap Agreements

JNL/JPMorgan International Value Fund - Average Derivative Volume[1]
Average monthly volume	$-	$2,086	$200,085	$-	$-	$-

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2013

JNL/Mellon Capital International Index Fund Derivative Strategies - The Fund entered into futures contracts to hedge accrued dividends and to manage cash flows. The Fund entered into forward foreign currency contracts to create foreign currency exposure on U.S. dollar cash balances.

	Credit	Equity	Foreign Exchange	Interest Rate	Total

JNL/Mellon Capital International Index Fund - Derivative Instruments Categorized by Risk Exposure
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2013:
Assets:
Variation margin on financial derivative instruments	$-	$11	$-	$-	$11
Forward foreign currency contracts†	-	-	223	-	223

	$-	$11	$223	$-	$234
Liabilities:
Variation margin on financial derivative instruments	$-	$12	$-	$-	$12
Forward foreign currency contracts†	-	-	400	-	400

	$-	$12	$400	$-	$412
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2013:
Net realized gain (loss) on:
Foreign currency related items	$-	$-	$(1,009)	$-	$(1,009)
Futures contracts	-	6,970	-	-	6,970

	$-	$6,970	$(1,009)	$-	$5,961
Net change in unrealized appreciation (depreciation) on:
Foreign currency related items	$-	$-	$(8)	$-	$(8)
Futures contracts and centrally cleared swap agreements	-	1,696	-	-	1,696

	$-	$1,696	$(8)	$-	$1,688

†The JNL/Mellon Capital International Index Fund’s forward foreign currency contracts are not subject to an enforceable master netting agreement. These amounts are presented gross on the Fund’s Statement of Assets and Liabilities.

	Cost of Options Purchased and Written	Notional Value at Purchase of Futures Contracts	Cost of Forward Foreign Currency Contracts	Notional Amount of Interest Rate Swap Agreements	Notional Amount of Credit Default Swap Agreements	Notional Amount of Total Return Swap Agreements

JNL/Mellon Capital International Index Fund - Average Derivative Volume[1]
Average monthly volume	$-	$44,102	$88,877	$-	$-	$-

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2013

JNL/Mellon Capital Global Alpha Fund Derivative Strategies - The Fund entered into option contracts as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy. The Fund entered into futures contracts as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy. The Fund entered into forward foreign currency contracts to gain directional exposure to currencies, to create foreign currency exposure in U.S. dollar cash balances and as part of its overall investment strategy.

	Credit	Equity	Foreign Exchange	Interest Rate	Total

JNL/Mellon Capital Global Alpha Fund - Derivative Instruments Categorized by Risk Exposure
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2013:
Assets:
Investments – unaffiliated, at value2†	$-	$-	$-	$2,184	$2,184
Variation margin on financial derivative instruments	-	154	-	240	394
Forward foreign currency contracts†	-	-	2,440	-	2,440

	$-	$154	$2,440	$2,424	$5,018
Liabilities:
Variation margin on financial derivative instruments	$-	$174	$-	$30	$204
Forward foreign currency contracts†	-	-	1,985	-	1,985

	$-	$174	$1,985	$30	$2,189
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2013:
Net realized gain (loss) on:
Unaffiliated investments[2]	$-	$-	$-	$(9,025)	$(9,025)
Foreign currency related items	-	-	(9,280)	-	(9,280)
Futures contracts	-	(9,621)	-	9,344	(277)

	$-	$(9,621)	$(9,280)	$319	$(18,582)
Net change in unrealized appreciation (depreciation) on:
Investments[2]	$-	$-	$-	$(319)	$(319)
Foreign currency related items	-	-	7,291	-	7,291
Futures contracts and centrally cleared swap agreements	-	6,388	-	2,381	8,769

	$-	$6,388	$7,291	$2,062	$15,741

†The JNL/Mellon Capital Global Alpha Fund’s investments and forward foreign currency contracts are not subject to an enforceable master netting agreement. These amounts are presented gross on the Fund’s Statement of Assets and Liabilities.

	Cost of Options Purchased and Written	Notional Value at Purchase of Futures Contracts	Cost of Forward Foreign Currency Contracts	Notional Amount of Interest Rate Swap Agreements	Notional Amount of Credit Default Swap Agreements	Notional Amount of Total Return Swap Agreements

JNL/Mellon Capital Global Alpha Fund - Average Derivative Volume[1]
Average monthly volume	$16,935	$526,238	$1,225,858	$-	$-	$-

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2013

JNL/Neuberger Berman Strategic Income Fund Derivative Strategies - The Fund entered into futures contracts to manage exposure to or hedge changes in interest rates and foreign currency rates. The Fund entered into credit default swaps to manage credit exposure and as a substitute for investment in physical securities.

	Credit	Equity	Foreign Exchange	Interest Rate	Total

JNL/Neuberger Berman Strategic Income Fund - Derivative Instruments Categorized by Risk Exposure
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2013:
Assets:
Variation margin on financial derivative instruments	$-	$-	$-	$274	$274
Unrealized appreciation on OTC swap agreements	532	-	-	-	532

	$532	$-	$-	$274	$806
Liabilities:
Variation margin on financial derivative instruments[9]	$-	$-	$-	$61	$61
OTC swap premiums received[9]	126	-	-	-	126

	$126	$-	$-	$61	$187
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2013:
Net realized gain (loss) on:
Swap agreements	$207	$-	$-	$-	$207
Futures contracts	-	-	126	(536)	(410)

	$207	$-	$126	$(536)	$(203)
Net change in unrealized appreciation (depreciation) on:
OTC swap agreements	$354	$-	$-	$-	$354
Futures contracts and centrally cleared swap agreements	-	-	-	2,840	2,840

	$354	$-	$-	$2,840	$3,194

	Gross Amount Presented in the Statements of Assets and	Financial
					Total Collateral[7]
	Liabilities[3]	Instruments[4]	Collateral[5]	Net Amount[6]	Cash	Security

JNL/Neuberger Berman Strategic Income Fund - Derivative and Financial Instruments Eligible for Offset
Derivative Assets by Counterparty*
BOA	$271	$-	$-	$271	$-	$-
MSC	261	-	-	261	-	-

Derivatives eligible for offset	$532	$-	$-	$532
Derivatives not eligible for offset	274				$-	$-

	$806

	Cost of Options Purchased and Written	Notional Value at Purchase of Futures Contracts	Cost of Forward Foreign Currency Contracts	Notional Amount of Interest Rate Swap Agreements	Notional Amount of Credit Default Swap Agreements	Notional Amount of Total Return Swap Agreements

JNL/Neuberger Berman Strategic Income Fund - Average Derivative Volume[1]
Average monthly volume	$-	$131,672	$-	$-	$4,086	$-

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2013

JNL/PIMCO Real Return Fund Derivative Strategies - The Fund entered into option contracts to manage exposure to or hedge changes in interest rates and inflation. The Fund entered into futures contracts to manage exposure to or hedge changes in interest rates. The Fund entered into forward foreign currency contracts to minimize foreign currency exposure on investment securities denominated in foreign currencies and as part of its overall investment strategy. The Fund entered into interest rate swap agreements to manage duration, to manage interest rate and yield curve exposure and as a substitute for investment in physical securities. The Fund entered into credit default swap agreements to manage credit exposure.

	Credit	Equity	Foreign Exchange	Interest Rate	Total

JNL/PIMCO Real Return Fund - Derivative Instruments Categorized by Risk Exposure
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2013:
Assets:
Investments – unaffiliated, at value[2]	$-	$-	$-	$637	$637
Variation margin on financial derivative instruments	-	-	-	1,514	1,514
Forward foreign currency contracts	-	-	7,427	-	7,427
Unrealized appreciation on OTC swap agreements	-	-	-	3,773	3,773
OTC swap premiums paid	229	-	-	1,363	1,592

	$229	$-	$7,427	$7,287	$14,943
Liabilities:
Variation margin on financial derivative instruments	$-	$-	$-	$191	$191
Options written, at value	-	-	-	2,485	2,485
Forward foreign currency contracts	-	-	2,446	-	2,446
Unrealized depreciation on OTC swap agreements	313	-	-	7,078	7,391
OTC swap premiums received	-	-	-	184	184

	$313	$-	$2,446	$9,938	$12,697
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2013:
Net realized gain (loss) on:
Unaffiliated investments[2]	$-	$-	$-	$(6)	$(6)
Swap agreements	419	-	-	(2,147)	(1,728)
Foreign currency related items	-	-	12,214	-	12,214
Futures contracts	-	-	-	1,354	1,354
Written option contracts		-	399	4,570	4,969

	$419	$-	$12,613	$3,771	$16,803
Net change in unrealized appreciation (depreciation) on:
Investments[2]	$-	$-	$-	$352	$352
OTC swap agreements	(1,174)	-	-	(3,776)	(4,950)
Foreign currency related items	-	-	1,524	-	1,524
Futures contracts and centrally cleared swap agreements	-	-	-	8,662	8,662
Written option contracts	-	-	-	1,056	1,056

	$(1,174)	$-	$1,524	$6,294	$6,644

	Gross Amount Presented in the Statements of Assets and	Financial
					Total Collateral[7]
	Liabilities[3]	Instruments[4]	Collateral[5]	Net Amount[6]	Cash	Security

JNL/PIMCO Real Return Fund - Derivative and Financial Instruments Eligible for Offset
Derivative Assets by Counterparty*
BBP	$802	$(191)	$(430)	$181	$430	$-
BCL	5	-	-	5	-	-
BNP	947	(947)	-	-	-	-
BOA	455	(455)	-	-	-	-
CIT	6,713	(507)	(5,944)	262	-	5,944
CSI	980	-	(820)	160	820	-
DUB	1,196	(1,196)	-	-	310	-
JPM	359	(4)	(320)	35	320	-
MSC	122	(122)	-	-	1,415	-
MSS	147	(147)	-	-	890	-
UBS	109	(109)	-	-	-	-

Derivatives eligible for offset	$11,835	$(3,678)	$(7,514)	$643
Derivatives not eligible for offset	3,108				$-	$-

	$14,943

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2013

	Gross Amount Presented in the Statements of Assets and	Financial
					Total Collateral[7]
	Liabilities[3]	Instruments[4]	Collateral[5]	Net Amount[6]	Cash	Security

JNL/PIMCO Real Return Fund - Derivative and Financial Instruments Eligible for Offset (continued)
Derivative Liabilities by Counterparty*
BBP	$191	$(191)	$-	$-	$-	$-
BNP	1,654	(947)	(370)	337	-	370
BOA	2,083	(455)	(1,424)	204	-	1,424
CIT	507	(507)	-	-	-	-
DUB	1,342	(1,196)	-	146	-	-
JPM	4	(4)	-	-	-	-
MSC	434	(122)	(271)	41	-	271
MSS	2,810	(147)	(2,663)	-	-	2,687
UBS	2,558	(109)	(2,367)	82	-	2,367

Derivatives eligible for offset	$11,583	$(3,678)	$(7,095)	$810
Derivatives not eligible for offset	1,114				$11,665	$-

	$12,697

	Gross Amount Presented in the Statements of Assets and	Financial
					Total Collateral[7]
	Liabilities[8]	Instruments[4]	Collateral[5]	Net Amount[8]	Cash	Security

Master Forward Agreement Transaction Assets by Counterparty*
BCL	$214,317	$(214,317)	$-	$-	$-	$-
MSC	1,676,703	(1,676,703)	-	-	15	-

	$1,891,020	$(1,891,020)	$-	$-
Master Forward Agreement Transaction Liabilities by Counterparty*
BCL	$214,753	$(214,317)	$-	$436	$-	$-
MSC	1,689,942	(1,676,703)	-	13,239	-	-

	$1,904,695	$(1,891,020)	$-	$13,675

	Cost of Options Purchased and Written	Notional Value at Purchase of Futures Contracts	Cost of Forward Foreign Currency Contracts	Notional Amount of Interest Rate Swap Agreements	Notional Amount of Credit Default Swap Agreements	Notional Amount of Total Return Swap Agreements

JNL/PIMCO Real Return Fund - Average Derivative Volume[1]
Average monthly volume	$4,694	$407,895	$708,582	$415,712	$14,908	$-

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2013

JNL/PIMCO Total Return Bond Fund Derivative Strategies - The Fund entered into option contracts to manage exposure to or hedge changes in interest rates and inflation. The Fund entered into futures contracts to manage exposure to or hedge changes in interest rates. The Fund entered into forward foreign currency contracts to minimize foreign currency exposure on investment securities denominated in foreign currencies and as part of its overall investment strategy. The Fund entered into interest rate swap agreements to manage duration, to manage interest rate and yield curve exposure and as a substitute for investment in physical securities. The Fund entered into credit default swap agreements to manage credit exposure.

	Credit	Equity	Foreign Exchange	Interest Rate	Total

JNL/PIMCO Total Return Bond Fund - Derivative Instruments Categorized by Risk Exposure
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2013:
Assets:
Variation margin on financial derivative instruments	$-	$-	$-	$3,347	$3,347
Forward foreign currency contracts	-	-	1,772	-	1,772
Unrealized appreciation on OTC swap agreements	2,327	-	-	825	3,152
OTC swap premiums paid	2,767	-	-	90	2,857

	$5,094	$-	$1,772	$4,262	$11,128
Liabilities:
Variation margin on financial derivative instruments	$-	$-	$-	$2,794	$2,794
Options written, at value	52	-	-	3,385	3,437
Forward foreign currency contracts	-	-	9,273	-	9,273
Unrealized depreciation on OTC swap agreements	1,885	-	-	900	2,785
OTC swap premiums received	1,856	-	-	569	2,425

	$3,793	$-	$9,273	$7,648	$20,714
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2013:
Net realized gain (loss) on:
Swap agreements	$7,592	$-	$-	$(16,684)	$(9,092)
Foreign currency related items	-	-	24,744	-	24,744
Futures contracts	-	-	-	11,809	11,809
Written option contracts	178	-	789	10,220	11,187

	$7,770	$-	$25,533	$5,345	$38,648
Net change in unrealized appreciation (depreciation) on:
OTC swap agreements	$(4,876)	$-	$-	$(708)	$(5,584)
Foreign currency related items	-	-	(8,333)	-	(8,333)
Futures contracts and centrally cleared swap agreements	2	-	-	16,412	16,414
Written option contracts	11	3	-	(3,973)	(3,959)

	$(4,863)	$3	$(8,333)	$11,731	$(1,462)

	Gross Amount Presented in the Statements of Assets and	Financial
					Total Collateral[7]
	Liabilities[3]	Instruments[4]	Collateral[5]	Net Amount[6]	Cash	Security

JNL/PIMCO Total Return Bond Fund - Derivative and Financial Instruments Eligible for Offset
Derivative Assets by Counterparty*
BBP	$654	$(118)	$(536)	$-	$1,080	$-
BCL	233	(151)	-	82
BNP	317	(219)	-	98
BOA	323	(323)	-	-
CIT	150	(150)	-	-
CSI	210	(204)	-	6
DUB	802	(802)	-	-	610
GSI	24	-	-	24
JPM	124	(124)	-	-
MLP	2	-	-	2	-	-
MSC	857	(362)	(495)	-	835	-
MSS	174	(174)	-	-	695	-
UBS	1,054	(348)	(370)	336	370	-

Derivatives eligible for offset	$4,924	$(2,975)	$1,401	$548
Derivatives not eligible for offset	6,204				$-	$-

	$11,128

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2013

	Gross Amount Presented in the Statements of Assets and	Financial
					Total Collateral[7]
	Liabilities[3]	Instruments[4]	Collateral[5]	Net Amount[6]	Cash	Security

JNL/PIMCO Total Return Bond Fund - Derivative and Financial Instruments Eligible for Offset (continued)
Derivative Liabilities by Counterparty*
BBP	$118	$(118)	$-	$-	$-	$-
BCL	151	(151)	-	-
BNP	219	(219)	-	-	-	-
BOA	4,129	(323)	(3,806)	-	-	4,075
CIT	276	(150)	(126)	-	-	354
CSI	204	(204)	-	-	-	52
DUB	2,050	(802)	-	1,248	-	-
JPM	6,842	(124)	(6,718)	-	-	7,444
MSC	362	(362)	-	-	-	-
MSS	575	(174)	(401)	-	-	650
UBS	348	(348)	-	-	-	-

Derivatives eligible for offset	$15,274	$(2,975)	$(11,051)	$1,248
Derivatives not eligible for offset	5,440				$13,554	$24,174

	$20,714

	Gross Amount Presented in the Statements of Assets and	Financial
					Total Collateral[7]
	Liabilities[8]	Instruments[4]	Collateral[5]	Net Amount[8]	Cash	Security

Master Forward Agreement Transaction Assets by Counterparty*
BCL	$129,604	$(129,501)	$-	$103	$-	$-
BOA	91,633	(91,633)	-	-	-	-
CGM	23,404	(23,404)	-	-	-	158
CSI	131,137	(131,137)	-	-	-	-
GSC	56,929	(56,929)	-	-	-	-
JPM	81,334	(81,334)	-	-	-	-
MSC	17,376	(17,351)	(25)	-	2,740	-
RGC	22,013	(22,013)	-	-	-	-
WFI	21,126	(21,126)	-	-	-	-

	$574,556	$(574,428)	$(25)	$103
Master Forward Agreement Transaction Liabilities by Counterparty*
BCL	$129,501	$(129,501)	$-	$-	$-	$-
BOA	91,766	(91,633)	-	133	-	-
CGM	23,446	(23,404)	-	42	-	-
CSI	131,530	(131,137)	-	393	-	-
GSC	57,023	(56,929)	-	94	-	-
JPM	81,415	(81,334)	-	81	-	-
MSC	17,351	(17,351)	-	-	-	-
RGC	22,127	(22,013)	-	114	-	-
WFI	21,200	(21,126)	-	74	-	-

	$575,359	$(574,428)	$-	$931

	Cost of Options Purchased and Written	Notional Value at Purchase of Futures Contracts	Cost of Forward Foreign Currency Contracts	Notional Amount of Interest Rate Swap Agreements	Notional Amount of Credit Default Swap Agreements	Notional Amount of Total Return Swap Agreements

JNL/PIMCO Total Return Bond Fund - Average Derivative Volume[1]
Average monthly volume	$3,651	$2,796,907	$906,265	$2,140,917	$254,861	$-

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2013

JNL/T. Rowe Price Short-Term Bond Fund Derivative Strategies - The Fund entered into futures contracts to manage exposure to or hedge changes in interest rates. The Fund entered into forward foreign currency contracts to minimize foreign currency exposure on investment securities denominated in foreign currencies.

	Credit	Equity	Foreign Exchange	Interest Rate	Total

JNL/T. Rowe Price Short-Term Bond Fund - Derivative Instruments Categorized by Risk Exposure
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2013:
Assets:
Variation margin on financial derivative instruments[9]	$-	$-	$-	$75	$75
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2013:
Net realized gain (loss) on:
Foreign currency related items	$-	$-	$227	$-	$227
Futures contracts	-	-	-	272	272

	$-	$-	$227	$272	$499
Net change in unrealized appreciation (depreciation) on:
Foreign currency related items	$-	$-	$(18)	$-	$(18)
Futures contracts and centrally cleared swap agreements	-	-	-	305	305

	$-	$-	$(18)	$305	$287

	Cost of Options Purchased and Written	Notional Value at Purchase of Futures Contracts	Cost of Forward Foreign Currency Contracts	Notional Amount of Interest Rate Swap Agreements	Notional Amount of Credit Default Swap Agreements	Notional Amount of Total Return Swap Agreements

JNL/T. Rowe Price Short-Term Bond Fund - Average Derivative Volume[1]
Average monthly volume	$-	$41,708	$7,056	$-	$-	$-

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2013

JNL/WMC Balanced Fund Derivative Strategies - The Fund entered into futures contracts to manage exposure to or hedge changes in interest rates, as an efficient means of adjusting overall exposure to certain markets, as a means of risk management and as part of its overall investment strategy. The Fund entered into credit default swap agreements as a substitute for investment in physical securities.

	Credit	Equity		Foreign Exchange	Interest Rate		Total

JNL/WMC Balanced Fund - Derivative Instruments Categorized by Risk Exposure
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2013:
Assets:
Unrealized appreciation on OTC swap agreements	$117		$-	$-		$-	$117
Liabilities:
OTC swap premiums received[9]	$301		$-	$-	$-		$301
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2013:
Net realized gain (loss) on:
Swap agreements	$18		$-	$-		$-	$18
Futures contracts	-		-	-		121	121

	$18	$		$-		$121	$139
Net change in unrealized appreciation (depreciation) on:
OTC swap agreements	$117		$-	$-		$-	$117

	Gross Amount Presented in the Statements of Assets and	Financial			Total Collateral[7]
	Liabilities[3]	Instruments[4]	Collateral[5]	Net Amount[6]	Cash	Security

JNL/WMC Balanced Fund - Derivative and Financial Instruments Eligible for Offset
Derivative Assets by Counterparty*
MSC	$117	$-	$-	$117	$-	$-

Derivatives eligible for offset	$117	$-	$-	$-

	Cost of Options Purchased and Written	Notional Value at Purchase of Futures Contracts	Cost of Forward Foreign Currency Contracts	Notional Amount of Interest Rate Swap Agreements	Notional Amount of Credit Default Swap Agreements	Notional Amount of Total Return Swap Agreements

JNL/WMC Balanced Fund - Average Derivative Volume[1]
Average monthly volume	$-	$2,115	$-	$-	$2,407	$-

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2013

During period, the following Fund held one type of derivative instrument eligible for offset with several counterparties which were deemed significant for purposes of disclosing financial instruments eligible for offset:

	Gross Amount Presented in the Statements of Assets and	Financial			Total Collateral[7]
	Liabilities[3]	Instruments[4]	Collateral[5]	Net Amount[6]	Cash	Security

JNL/Capital Guardian Global Balanced Fund - Derivative and Financial Instruments Eligible for Offset
Derivative Assets by Counterparty*
BNY	$28	$(27)	$-	$1	$-	$-
BOA	10	(10)	-	-	-	-
CSI	96	(39)	-	57	-	-
JPM	58	(58)	-	-	-	-
UBS	12	-	-	12	-	-

Derivatives eligible for offset	$204	$(134)	$-	$70
Derivative Liabilities by Counterparty*
BNY	$27	$(27)	$-	$-	$-	$-
BOA	133	(10)	-	123	-	-
CSI	39	(39)	-	-	-	-
JPM	69	(58)	-	11	-	-

Derivatives eligible for offset	$268	$(134)	$-	$134

1The derivative instruments outstanding as of December 31, 2013, as disclosed in the Notes to Schedules of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the year ended December 31, 2013, as disclosed in the Statements of Operations, also serve as indicators of the derivative volume for the Funds.

2Purchased options market value is reflected in Investments - unaffiliated, at value. Realized gain (loss) and change in unrealized appreciation (depreciation) on purchased options are reflected in realized gain (loss) on unaffiliated investments and change in unrealized appreciation (depreciation) on investments, respectively, in the Statements of Operations.

3Amounts eligible for offset are presented gross in the Statements of Assets and Liabilities.

4Financial instruments eligible for offset but not offset in the Statements of Assets and Liabilities.

5Cash and security collateral not offset in the Statements of Assets and Liabilities. For derivative assets and liabilities, amounts do not reflect over-collateralization.

6For assets, net amount represents the amount payable by the counterparty to the Fund in the event of default. For liabilities, net amount represents the amount payable by the Fund to the counterparty in the event of default.

7Cash and security collateral pledged or segregated for derivative investments. For assets, amount reflects collateral received from or segregated by the counterparty. For liabilities, amount reflects collateral pledged or segregated by the Fund. Collateral for derivatives not eligible for offset includes amounts pledged for margin purposes.

8Investment liabilities and assets include delayed delivery securities and secured borrowings. Liabilities reflect amounts payable to the counterparty for the cost of the investment, assets reflect the market value of the investments and the net amount reflects net unrealized gain or loss. The net unrealized gain or loss constitutes the amount which is subject to margin or collateral requirements as required under the Master Forward Agreement.

9All derivative assets or liabilities for this Fund are not eligible for offset, and a Derivative and Financial Instruments Eligible for Offset table is not presented for the asset or liability, as applicable.

*Counterparties are defined on page 212 in the Notes to Schedules of Investments.

The derivative strategy for Funds which held only one type of derivative during the year is as follows: JNL/BlackRock Large Cap Select Growth Fund entered into forward foreign currency contracts as a means of risk management. JNL/Brookfield Global Infrastructure Fund entered into forward foreign currency contracts to hedge foreign currency exposure between trade date and settlement date on investment security purchases and sales. JNL/Capital Guardian Global Balanced Fund entered into forward foreign currency contracts to gain directional exposure to currencies, to minimize foreign currency exposure on investment securities denominated in foreign currencies, as a means of risk management and as part of its overall investment strategy. JNL/Mellon Capital Emerging Markets Index Fund entered into futures contracts to hedge accrued dividends and to manage cash flows. JNL/Mellon Capital S&P 500 Index Fund entered into futures contracts to hedge accrued dividends and to manage cash flows. JNL/Mellon Capital S&P 400 Mid Cap Index Fund entered into futures contracts to hedge accrued dividends and to manage cash flows. JNL/Mellon Capital Small Cap Index Fund entered into futures contracts to hedge accrued dividends and to manage cash flows. JNL/Morgan Stanley Mid Cap Growth Fund entered into options to manage its exposure to or hedge changes in securities prices. JNL/PPM America Floating Rate Income Fund entered into futures contracts to manage exposure to or hedge changes in interest rates. JNL/PPM America High Yield Bond Fund entered into futures contracts to manage exposure to or hedge changes in interest rates. JNL/T. Rowe Price Mid-Cap Growth Fund entered into futures contracts as a substitute for investment in physical securities and as a means of short-term cash deployment.

The derivative instruments outstanding as of December 31, 2013, as disclosed in the Notes to Schedules of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the year ended December 31, 2013, as disclosed in the Statements of Operations, also serve as indicators of the derivative volume for the Funds. For Funds which held only one type of derivative and which had significant activity in the derivative indicated during the year, the average derivative volume (in thousands) is as follows:

	Notional Value at Purchase of Futures Contracts	Cost of Forward Foreign Currency Contracts

JNL/Capital Guardian Global Balance Fund	$-	$39,105
JNL/Mellon Capital Emerging Markets Index Fund	4,263	-
JNL/Mellon Capital S&P 500 Index Fund	50,192	-
JNL/Mellon Capital S&P 400 Mid Cap Index Fund	33,474	-
JNL/Mellon Capital Small Cap Index Fund	30,218	-
JNL/PPM America High Yield Bond Fund	28,654	-

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2013

Pledged or Segregated Collateral - The following table summarizes cash and securities collateral pledged (in thousands) for Funds for which collateral exists but was not presented in a Derivative and Financial Instruments Eligible for Offset table:

			Futures Contracts		Securities
	Prime Broker	Counterparties	Pledged or Segregated Cash	Pledged or Segregated Securities	Sold Short Segregated Securities	Total Pledged or Segregated Cash and Securities

JNL/BlackRock Global Allocation Fund	UBS	N/A	$-	$-	$2,028	$2,028
JNL/Goldman Sachs U.S. Equity Flex Fund	CSI	N/A	-	-	89,532	89,532
JNL/Mellon Capital Emerging Markets Index Fund	N/A	GSC	-	265	-	265
JNL/Mellon Capital S&P 500 Index Fund	N/A	GSC	-	3,769	-	3,769
JNL/Mellon Capital S&P 400 Mid Cap Index Fund	N/A	GSC	-	2,704	-	2,704
JNL/Mellon Capital Small Cap Index Fund	N/A	GSC	-	2,109	-	2,109
JNL/Mellon Capital International Index Fund	N/A	GSC	-	3,354	-	3,354
JNL/Mellon Capital Global Alpha Fund	N/A	GSC	-	22,246	-	22,246
JNL/Neuberger Berman Strategic Income Fund	N/A	GSC	2,558	-	-	2,558
JNL/PPM America Floating Rate Income Fund	N/A	RBS	313	-	-	313
JNL/PPM America High Yield Bond Fund	N/A	RBS	924	-	-	924
JNL/T. Rowe Price Mid-Cap Growth Fund	N/A	GSC	-	117	-	117
JNL/T. Rowe Price Short-Term Bond Fund	N/A	GSC	-	767	-	767
NOTE 7. INVESTMENT RISKS AND REGULATORY MATTERS

Emerging Market Securities Risk - Investing in securities of emerging market countries generally involves greater risk than investing in foreign securities in developed markets. Emerging market countries typically have economic and political systems that are less fully developed and are likely to be less stable than those in more advanced countries. These risks include the potential for government intervention, adverse changes in earnings and business prospects, liquidity, credit and currency risks, and price volatility.

Foreign Securities Risk - Investing in securities of foreign companies and foreign governments generally involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include the potential for revaluation of currencies, different accounting policies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices may be more volatile than those of securities of comparable U.S. companies and the U.S. government.

Currency Risk - Investing directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, involves the risk that those currencies will decline in value relative to the base currency of a Fund, or, in the case of hedging positions, that a Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, general economics of a country, actions (or inaction) of U.S. governments or banks, foreign governments, central banks or supranational entities such as the International Monetary Fund, the imposition of currency controls or other political developments in the U.S. or abroad.

Market, Credit and Counterparty Risk - In the normal course of business, the Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to changes in the market (“market risk”) or failure of the other party to a transaction to perform (“credit risk”). Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. Financial assets, which potentially expose the Funds to credit risk, consist principally of investments and cash due from counterparties (“counterparty risk”). The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets is incorporated within their carrying value as recorded in the Funds’ Statements of Assets and Liabilities. For certain derivative contracts, the potential loss could exceed the value of the financial assets recorded in the financial statements.

Private Equity Companies Risk - There are inherent risks in investing in private equity companies, which encompass financial institutions or vehicles whose principal business is to invest in and lend capital to privately held companies. Generally, little public information exists for private and thinly traded companies, and there is a risk that investors may not be able to make a fully informed investment decision. In addition, private equity companies are subject to minimal regulation. In addition to the risks associated with a Fund’s direct investments, the Fund is also subject to the underlying risks which affect the private equity companies in which the Fund invests. Private equity companies are subject to various risks depending on their underlying investments, which could include, but are not limited to, additional liquidity, sector, non-U.S. security, currency, credit, managed portfolio and derivatives risks.

Real Estate Investment Risk - The JNL/Invesco Global Real Estate Fund concentrates its assets in the real estate industry and an investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments. Many real estate companies, including REITs, utilize leverage (and some may be highly

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2013

leveraged), which increases investment risk and could adversely affect a real estate company’s operations and market value in periods of rising interest rates. The value of a Fund’s investment in REITs may be affected by the management skill of the persons managing the REIT. Because REITs have expenses of their own, the Fund will bear a proportional share of those expenses. Due to the fact that the Fund focuses its investments in REITs and other companies related to the real estate industry, the value of shares may rise and fall more than the value of shares of a Fund that invests in a broader range of companies.

Master Limited Partnership Risk - Investment in MLPs involves some risks that differ from an investment in the common stock of a corporation. Holders of MLPs have limited control on matters affecting the partnership. Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region.

Senior and Junior Loan Risk - When a Fund invests in a loan or participation, the Fund is subject to the risk that an intermediate participant between the Fund and the borrower will fail to meet its obligations to the Fund, in addition to the risk that the borrower under the loan may default on its obligations. Senior and Junior loans typically are of below investment grade quality and have below investment grade credit ratings, which ratings are associated with securities having high risk and speculative characteristics. The Fund is also subject to the risk that the agent bank administering the loan may fail to meet its obligations.

NOTE 8. INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

Advisory and Administrative Fees - The Trust has an investment advisory and management agreement with JNAM, whereby JNAM provides investment management services. Each Fund pays JNAM an annual fee, accrued daily and paid monthly, based on a specified percentage of the average daily net assets of each Fund. A portion of this fee is paid by JNAM to the Sub-Advisers as compensation for their services.

JNAM also serves as the “Administrator” to the Funds. The Funds pay an administrative fee based on the average daily net assets of each Fund, accrued daily and paid monthly. In return for the administrative fee, JNAM provides or procures all necessary administrative functions and services for the operation of the Funds. In addition, JNAM, at its own expense, arranges for legal (except for litigation expenses incurred by the JNL/Franklin Templeton Mutual Shares Fund), audit, fund accounting, transfer agency, custody, printing and mailing, a portion of the Chief Compliance Officer costs, and all other services necessary for the operation of each Fund. Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, other non-operating expenses, registration fees, licensing costs, directors and officers insurance, the fees and expenses of the disinterested Trustees and independent legal counsel to the disinterested Trustees, and a portion of the costs associated with the Chief Compliance Officer.

The following schedule indicates the range of the advisory fee at various net assets levels and the administrative fee each Fund is currently obligated to pay JNAM. For the advisory fee ranges presented, refer to the Trust’s Prospectus for the specific percentage of average daily net assets and break points for each Fund.

	Advisory Fee (m-millions)			Administrative
	$0m to $100m	$100m to $500m	Over $500m	Fee
JNL/AQR Managed Futures Strategy Fund	0.95%	0.95%	0.90 - 0.85%	0.20%
JNL/BlackRock Commodity Securities Strategy Fund	0.70	0.70 - 0.60	0.60	0.15
JNL/BlackRock Global Allocation Fund	0.75	0.75	0.75 - 0.70	0.15
JNL/BlackRock Large Cap Select Growth Fund	0.70	0.70 - 0.65	0.60 - 0.55	0.10
JNL/Brookfield Global Infrastructure Fund	0.80	0.80	0.80 - 0.75	0.15
JNL/Capital Guardian Global Balanced Fund	0.65	0.65	0.60	0.15
JNL/Capital Guardian Global Diversified Research Fund	0.75	0.75 - 0.70	0.65 - 0.60	0.15
JNL/DFA U.S. Core Equity Fund	0.65	0.60 - 0.55	0.55	0.10
JNL/Eagle SmallCap Equity Fund	0.75	0.70	0.65	0.10
JNL/Eastspring Investments Asia ex-Japan Fund	0.90	0.90	0.85	0.15
JNL/Eastspring Investments China-India Fund	0.90	0.90	0.85	0.20
JNL/Franklin Templeton Global Growth Fund	0.75	0.75 - 0.65	0.60	0.15
JNL/Franklin Templeton Global Multisector Bond Fund	0.75	0.75	0.75 - 0.70	0.15
JNL/Franklin Templeton Income Fund	0.80	0.75 - 0.65	0.60	0.10
JNL/Franklin Templeton International Small Cap Growth Fund	0.95	0.95	0.90	0.15
JNL/Franklin Templeton Mutual Shares Fund	0.75	0.75	0.70	0.10
JNL/Franklin Templeton Small Cap Value Fund	0.85	0.85 - 0.77	0.75	0.10
JNL/Goldman Sachs Core Plus Bond Fund	0.60	0.60	0.55	0.10
JNL/Goldman Sachs Emerging Markets Debt Fund	0.75	0.75 - 0.70	0.70 - 0.675	0.15
JNL/Goldman Sachs Mid Cap Value Fund	0.75	0.70	0.70	0.10
JNL/Goldman Sacks U.S. Equity Flex Fund	0.80	0.80 - 0.75	0.80 - 0.75	0.15
JNL/Invesco Global Real Estate Fund	0.75 - 0.70	0.70	0.70	0.15
JNL/Invesco International Growth Fund	0.70	0.70 - 0.65	0.60	0.15
JNL/Invesco Large Cap Growth Fund	0.70	0.70 - 0.65	0.65	0.10
JNL/Invesco Mid Cap Value Fund	0.75 - 0.70	0.70 - 0.65	0.65	0.10
JNL/Invesco Small Cap Growth Fund	0.85	0.85 - 0.80	0.80	0.10
JNL/Ivy Asset Strategy Fund	0.90	0.90	0.85 - 0.825	0.15
JNL/JPMorgan International Value Fund	0.70	0.70 - 0.65	0.60	0.15
JNL/JPMorgan MidCap Growth Fund	0.70	0.70 - 0.65	0.65 - 0.55	0.10

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2013

	Advisory Fee (m-millions)			Administrative
	$0m to $100m	$100m to $500m	Over $500m	Fee
JNL/JPMorgan U.S. Government & Quality Bond Fund	0.50%	0.50 - 0.40%	0.35%	0.10%
JNL/Lazard Emerging Markets Fund	1.00	0.90 - 0.85	0.85	0.15
JNL/M&G Global Basics Fund	0.85	0.85	0.80	0.15
JNL/Mellon Capital Emerging Markets Index Fund	0.40	0.40	0.35	0.15
JNL/Mellon Capital European 30 Fund	0.37 - 0.31	0.28	0.28	0.20
JNL/Mellon Capital Pacific Rim 30 Fund	0.37 - 0.31	0.28	0.28	0.20
JNL/Mellon Capital S&P 500 Index Fund	0.28	0.28	0.24 - 0.23	0.10
JNL/Mellon Capital S&P 400 MidCap Index Fund	0.29	0.29	0.24 - 0.23	0.10
JNL/Mellon Capital Small Cap Index Fund	0.29	0.29	0.24 - 0.23	0.10
JNL/Mellon Capital International Index Fund	0.30	0.30	0.25 - 0.24	0.15
JNL/Mellon Capital Bond Index Fund	0.30	0.30	0.25 - 0.24	0.10
JNL/Mellon Capital Global Alpha Fund	1.00	1.00	0.90	0.15
JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund	0.325	0.325	0.325 -0.30	0.15
JNL/Mellon Capital Utilities Sector Fund	0.34 - 0.31	0.28	0.28 - 0.27	0.15
JNL/Morgan Stanley Mid Cap Growth Fund	0.75	0.75	0.75 - 0.70	0.15
JNL/Neuberger Berman Strategic Income Fund	0.60	0.60	0.60-0.55	0.15
JNL/Oppenheimer Global Growth Fund	0.70	0.70 - 0.60	0.60	0.15
JNL/PIMCO Real Return Fund	0.50	0.50	0.50 - 0.475	0.10
JNL/PIMCO Total Return Bond Fund	0.50	0.50	0.50	0.10
JNL/PPM America Floating Rate Income Fund	0.65	0.65	0.60	0.15
JNL/PPM America High Yield Bond Fund	0.50	0.50 - 0.45	0.425	0.10
JNL/PPM America Mid Cap Value Fund	0.75	0.75	0.70	0.10
JNL/PPM America Small Cap Value Fund	0.75	0.75	0.70	0.10
JNL/PPM America Value Equity Fund	0.55	0.55 - 0.50	0.50	0.10
JNL/Red Rocks Listed Private Equity Fund	0.85	0.85 - 0.80	0.80	0.15
JNL/S&P Competitive Advantage Fund	0.40	0.40	0.35	0.10
JNL/S&P Dividend Income & Growth Fund	0.40	0.40	0.35	0.10
JNL/S&P Intrinsic Value Fund	0.40	0.40	0.35	0.10
JNL/S&P Total Yield Fund	0.40	0.40	0.35	0.10
JNL/T. Rowe Price Established Growth Fund	0.65	0.65 - 0.60	0.55	0.10
JNL/T. Rowe Price Mid-Cap Growth Fund	0.75	0.75 - 0.70	0.70	0.10
JNL/T. Rowe Price Short-Term Bond Fund	0.45	0.45 - 0.40	0.40 - 0.375	0.10
JNL/T. Rowe Price Value Fund	0.70	0.70 - 0.65	0.60	0.10
JNL/WMC Balanced Fund	0.55 - 0.50	0.50 - 0.45	0.425	0.10
JNL/WMC Money Market Fund	0.28	0.28	0.25	0.10
JNL/WMC Value Fund	0.55	0.55 - 0.50	0.45	0.10

Fee Waiver and Expense Reimbursements - Pursuant to a contractual expense limitation agreement, JNAM agreed to waive fees and reimburse expenses of the JNL/WMC Money Market Fund to the extent necessary to limit operating expenses of each class of shares of the Fund (excluding brokerage expense, interest, taxes, and extraordinary expenses) to an annual rate as a percentage of average daily net assets equal to or less than the Fund’s net investment income for the period. JNAM may recover previously reimbursed expenses from the Fund for fees waived and reimbursed. During the year ended December 31, 2013, JNAM did not recover any previously reimbursed expenses. At December 31, 2013, the amount of potentially recoverable expenses (in thousands) was $3,122 that expires on December 31, 2014, $3,517 that expires on December 31, 2015 and $5,050 that expires on December 31, 2016.

Pursuant to contractual fee waiver agreements, JNAM agreed to waive a portion of its advisory fees for each of the following Funds:

Fund	Advisory Fee Waiver as a Percentage of Average Daily Net Assets

JNL/DFA U.S. Core Equity Fund	Fees greater than 0.50%
JNL/Franklin Templeton Global Multisector Bond Fund	0.025% for net assets between $0 - $1 billion*
JNL/Goldman Sachs Emerging Markets Debt Fund	0.025% for net assets between $400 million - $1 billion*
JNL/Goldman Sachs Mid Cap Value Fund	0.025% for net assets greater than $500 million*
JNL/Invesco Small Cap Growth Fund	0.05% for net assets between $0 - $250 million*
JNL/Mellon Capital S&P 500 Index Fund	0.01%*
JNL/Mellon Capital Global Alpha Fund	0.10% for net net assets greater than $750 million
JNL/T. Rowe Price Value Fund	0.05% for net assets between $150 million and $500 million as long as the net assets for the Fund are above $1 billion

*Effective June 3, 2013.

The Adviser agreed to voluntarily waive annual advisory fees of 0.10% on the first $100 million of average daily net assets for the JNL/Lazard Emerging Markets Fund.

T. Rowe Price Associates, Inc., the Sub-Adviser for JNL/T. Rowe Price Established Growth Fund, JNL/T. Rowe Price Mid-Cap Growth Fund, JNL/T. Rowe Price Short-Term Bond Fund and JNL/T. Rowe Price Value Fund, agreed to voluntarily waive a portion of its annual sub-advisory fee of these Funds. The Adviser contractually agreed to waive, for each Fund, the portion of its advisory fee equal to the Sub-Adviser fee waiver.

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2013

Except for the JNL/WMC Money Market Fund, none of the waived fees can be recaptured by JNAM. The amount of waived expenses for each Fund is recorded as expense waiver in each Fund’s Statement of Operations.

Distribution Fees - The Funds adopted a Distribution Plan under the provisions of Rule 12b-1 under the 1940 Act for the purpose of reimbursement of certain distribution and related service expenses from the sale and distribution of each Fund’s Class A shares (through the sale of variable insurance products funded by the Trust). Jackson National Life Distributors LLC (“JNLD”), a wholly-owned subsidiary of Jackson and an affiliate of JNAM, is the principal underwriter of the Funds, with responsibility for promoting sales of their shares. JNLD also is the principal underwriter of the variable annuity insurance products issued by Jackson and its subsidiaries. The maximum annual Rule 12b-1 fee allowed is 0.20% of the average daily net assets attributable to the Class A shares.

Affiliated Brokerage Commissions - During the year ended December 31, 2013, the following Funds paid brokerage fees to affiliates for the execution of purchases and sales of portfolio investments (in thousands): JNL/Eagle SmallCap Equity Fund $16; JNL/Goldman Sachs Core Plus Bond Fund $2; JNL/Goldman Sachs Mid Cap Value Fund $61; JNL/Goldman Sachs U.S. Equity Flex Fund $4; JNL/JPMorgan International Value Fund $3; JNL/Oppenheimer Global Growth Fund $6.

Deferred Compensation Plan - Effective January 1, 2007, the Funds adopted a Deferred Compensation Plan whereby disinterested Trustees may defer the receipt of all or a portion of their compensation. These deferred amounts, which remain as liabilities of the Funds, are treated as if invested and reinvested in shares of one or more affiliated funds at the discretion of the applicable Trustee. These amounts represent general, unsecured liabilities of the Funds and vary according to the total returns of the selected Funds. Prior to January 1, 2007, Trustees were able to defer the receipt of their compensation under a separate plan. Deferred amounts under this plan are credited at a fixed annual rate of return of five percent (5%). Liabilities related to deferred balances are included in payable for trustee fees in the Statements of Assets and Liabilities. Increases or decreases related to the changes in value of deferred balances are included in trustee fees set forth in the Statements of Operations.

Directed Brokerage Commissions - A Sub-Adviser may allocate a portion of a Fund’s equity security transactions (subject to obtaining best execution of each transaction) through certain designated broker/dealers which will rebate a portion of the brokerage commissions to that Fund. Any amount credited to the Fund is reflected as brokerage commissions recaptured in the Statements of Operations.

Investments in Affiliates - During the year ended December 31, 2013, certain Funds invested in a money market fund which is managed by the Adviser. JNL Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public. The Funds sub-advised by T. Rowe Price Associates, Inc. invested in T. Rowe Price Reserves Investment Fund as a cash management tool. Certain Funds participating in securities lending receive cash collateral, which is invested by the Custodian in the Securities Lending Cash Collateral Fund LLC, which is an affiliate of the Funds’ Adviser. JNAM serves as the Administrator for the Securities Lending Cash Collateral Fund LLC. The Custodian is an affiliate of the Funds for which J.P. Morgan Investment Management Inc. is the Sub-Adviser. JNL/BlackRock Global Allocation Fund invested in the iShares Gold Trust Fund, which is an affiliate of the Sub-Adviser. JNL/Mellon Capital International Index Fund invested in Prudential plc. JNAM is a wholly-owned subsidiary of Jackson and an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America. JNL/Mellon Capital S&P 500 Index Fund and JNL/Mellon Capital Bond Index Fund invested in the Bank of New York Mellon Corporation, the parent company of each Fund’s Sub-Adviser. The total value and cost of such affiliated investments is disclosed separately in the Statements of Assets and Liabilities, and the associated income and realized gain (loss) are disclosed separately in the Statements of Operations.

NOTE 9. BORROWING ARRANGEMENTS

Effective June 7, 2013, the Trust entered into a Syndicated Credit Agreement (“SCA”) with a group of lenders. The Funds, with the exception of JNL/PPM America Floating Rate Income Fund, participate in the SCA with other funds managed by JNAM and Curian in a credit facility which is used solely to finance shareholder redemptions or for other temporary or emergency purposes. The Funds may borrow up to the lesser of $300,000,000, the amount available under the facility; the limits set for borrowing by the Funds’ prospectuses and the 1940 Act; or an amount prescribed within the SCA. Interest on borrowings is payable at the Federal Funds Rate plus the amount by which the one month London Interbank Offer Rate (“LIBOR”) exceeds the Federal Funds rate plus 1.00% on an annualized basis. The Funds pay an annual commitment fee of 0.075% of the available commitments and an annual administration fee to JPM Chase. These expenses are allocated to the participating Funds based on each Fund’s net assets as a percentage of the participating Funds’ total net assets. No amounts were borrowed under the facility during the period. The fees are included in other expenses in each Fund’s Statement of Operations.

JNL/PPM America Floating Rate Income Fund participates in a $40 million committed, unsecured revolving line of credit facility with State Street Corp. Borrowings are to be used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of the amount available under the facility or the limits set for borrowing by the Fund’s prospectus and the 1940 Act. Interest on borrowings are payable at the Federal Funds Rate on the borrowing date plus 1.25% on an annualized basis. The Fund pays an annual commitment fee of 0.10% for this facility. No amounts were borrowed under the facility during the year. The commitment fee is included in other expenses in the Fund’s Statement of Operations.

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2013

NOTE 10. FUND ACQUISITIONS

The following tables include information (in thousands) relating to acquisitions that were completed on September 16, 2013 by a tax free exchange of Class A and B shares of Funds in JNL Series Trust and JNL Variable Fund LLC, as applicable, pursuant to a plan of reorganization approved by the Board at a meeting held on May 30 and 31, 2013. The purpose of the acquisitions was to combine Funds managed by the Adviser with comparable investment objectives and strategies. For financial reporting purposes, shares were issued at NAV based on the fair value of the assets received by the acquiring Funds. However, the cost basis of the investments received from the acquired Funds was carried forward to align ongoing reporting of the acquiring Funds’ realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

		Acquired Fund		Acquiring Fund
Acquired Fund	Acquiring Fund	Net Assets on Acquisition Date	Shares Outstanding on Acquisition Date	Net Assets on Acquisition Date	Shares Outstanding on Acquisition Date	Shares of Acquiring Fund Issued in Exchange

JNL/M&G Global Leaders Fund	JNL/Franklin Templeton Global Growth Fund
Class A	Class A	$56,597	4,047	$821,131	75,841	5,225
Class B	Class B	19	1	430	40	2
JNL/Mellon Capital DowSM Dividend Fund	JNL/S&P Dividend Income & Growth Fund
Class A	Class A	484,554	57,798	1,890,231	138,711	35,535
Class B	Class B	280	39	710	52	20
JNL/Mellon Capital Select Small-Cap Fund	JNL/Mellon Capital Small Cap Index Fund
Class A	Class A	278,968	18,109	1,378,666	85,984	17,398
Class B	Class B	103	7	18,080	1,113	6
JNL/Mellon Capital VIP Fund	JNL/Mellon Capital S&P 500 Index Fund
Class A	Class A	260,176	30,554	2,220,541	156,900	18,397
Class B	Class B	1,064	125	23,335	1,615	74

Immediately prior to the reorganization, the cost, market value and unrealized appreciation/(depreciation) of investments, undistributed net investment loss, accumulated net realized loss and capital loss carryovers (in thousands) for the acquired funds were as follows:

Acquired Fund	Cost of Investments	Value of Investments	Net Unrealized Appreciation/ (Depreciation)	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Loss	Capital Loss Carryovers
JNL/M&G Global Leaders Fund	$52,250	$54,384	$2,134	$(1)	$(156)	$–
JNL/Mellon Capital Dow Dividend Fund	448,877	454,771	5,894	(14)	(104,571)	104,533
JNL/Mellon Capital Select Small-Cap Fund	257,234	263,073	5,839	(22)	(146,614)	146,843
JNL/Mellon Capital VIP Fund	243,049	255,617	12,568	4	(70,442)	70,430

Prior to the reorganization, the acquired Funds made distributions from ordinary income (in thousands) as follows:

Acquired Fund	Ordinary Income	Long-Term Capital Gains
JNL/M&G Global Leaders Fund
Class A	$2,856	$6,776
Class B	1	2
JNL/Mellon Capital Dow Dividend Fund
Class A	22,458	–
Class B	16	–
JNL/Mellon Capital Select Small-Cap Fund
Class A	4,050	–
Class B	2	–
JNL/Mellon Capital VIP Fund
Class A	9,127	–
Class B	41	–

Assuming the September 16, 2013 acquisitions had been completed on January 1, 2013, the acquiring Funds’ pro forma results of operations (in thousands) for the year ended December 31, 2013, would have been:

Acquiring Fund	Net Investment Income	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Net Increase/(Decrease) in Net Assets from Operations
JNL/Franklin Templeton Global Growth Fund	$10,426	$37,199	$173,045	$220,670
JNL/S&P Dividend Income & Growth Fund	61,111	335,178	165,425	561,714
JNL/Mellon Capital Small Cap Index Fund	15,208	144,978	341,693	501,879
JNL/Mellon Capital S&P 500 Index Fund	37,194	66,941	551,036	655,171

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2013

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisitions were completed, it is not practicable to separate the amounts of net investment income and gain (loss) of the acquired Funds that have been included in the respective acquiring Funds’ Statements of Operations since September 16, 2013 for the respective acquisitions.

NOTE 11. INCOME TAX MATTERS

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to qualify as a regulated investment company (“RIC”) and to distribute substantially all net investment income and net capital gains, if any, to its shareholders and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Therefore, no federal income tax provision is required. Under current tax law, interest, dividends and capital gains paid by the Funds are not currently taxable to shareholders when left to accumulate within a variable annuity contract or variable life insurance policies.

The following information is presented on an income tax basis (in thousands). Differences between amounts for financial statements and federal income tax purposes are primarily due to timing and character differences in recognizing certain gains and losses on investment transactions. Permanent differences between financial statement and federal income tax reporting are reclassified within the capital accounts based on their federal income tax treatment. Temporary differences do not require reclassification. Permanent differences may include but are not limited to the following: expired capital loss carryforwards, foreign currency reclassifications, premium amortization or paydown reclassifications, reclassifications on the sale of passive foreign investment company (“PFIC”) or REIT securities, net operating losses, accounting treatment of notional principal contracts and partnerships, and distribution adjustments. These reclassifications have no impact on net assets.

	Net Increase (Decrease)
	Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)	Paid- in Capital
JNL/AQR Managed Futures Strategy Fund	$25,170	$(25,170)	$–
JNL/BlackRock Commodity Securities Strategy Fund	248	(63)	(185)
JNL/BlackRock Global Allocation Fund	1,426	(1,426)	–
JNL/BlackRock Large Cap Select Growth Fund	930	(930)	–
JNL/Brookfield Global Infrastructure Fund	(1,198)	1,205	(7)
JNL/Capital Guardian Global Balanced Fund	(374)	374	–
JNL/Capital Guardian Global Diversified Research Fund	(18)	18	–
JNL/DFA U.S. Core Equity Fund	(2)	2	–
JNL/Eagle SmallCap Equity Fund	2,704	(183)	(2,521)
JNL/Eastspring Investments Asia ex-Japan Fund	(154)	154	–
JNL/Eastspring Investments China-India Fund	(836)	836	–
JNL/Franklin Templeton Global Growth Fund	(247)	247	–
JNL/Franklin Templeton Global Multisector Bond Fund	18,130	(18,130)	–
JNL/Franklin Templeton Income Fund	(596)	596	–
JNL/Franklin Templeton International Small Cap Growth Fund	19	(19)	–
JNL/Franklin Templeton Mutual Shares Fund	(3,099)	3,099	–
JNL/Goldman Sachs Core Plus Bond Fund	4,700	(4,700)	–
JNL/Goldman Sachs Emerging Markets Debt Fund	(15,333)	15,333	–
JNL/Goldman Sachs Mid Cap Value Fund	(93)	93	–
JNL/Goldman Sachs U.S. Equity Flex Fund	13	(13)	–
JNL/Invesco Global Real Estate Fund	14,048	(14,048)	–
JNL/Invesco International Growth Fund	(53)	53	–
JNL/Invesco Small Cap Growth Fund	1,608	(1,608)	–
JNL/Ivy Asset Strategy Fund	3,878	(3,875)	(3)
JNL/JPMorgan International Value Fund	(918)	918	–
JNL/JPMorgan MidCap Growth Fund	(233)	200	33
JNL/JPMorgan U.S. Government & Quality Bond Fund	4,158	(4,158)	–
JNL/Lazard Emerging Markets Fund	(112)	112	–
JNL/M&G Global Basics Fund	175	(175)	–
JNL/Mellon Capital Emerging Markets Index Fund	(292)	292	–
JNL/Mellon Capital European 30 Fund	198	(198)	–
JNL/Mellon Capital Pacific Rim 30 Fund	1,342	(1,342)	–
JNL/Mellon Capital S&P 500 Index Fund	(146)	146	–
JNL/Mellon Capital S&P 400 MidCap Index Fund	(386)	386	–
JNL/Mellon Capital Small Cap Index Fund	(4,198)	4,794	(596)
JNL/Mellon Capital International Index Fund	(1,575)	1,575	–
JNL/Mellon Capital Bond Index Fund	5,109	(5,109)	–
JNL/Mellon Capital Global Alpha Fund	2,585	(2,585)	–
JNL/Mellon Capital Utilities Sector Fund	1	–	(1)
JNL/Morgan Stanley Mid Cap Growth Fund	349	(346)	(3)
JNL/Neuberger Berman Strategic Income Fund	(18)	18	–
JNL/Oppenheimer Global Growth Fund	(64)	64	–
JNL/PIMCO Real Return Fund	1,742	(1,742)	–
JNL/PIMCO Total Return Bond Fund	42,985	(41,884)	(1,101)
JNL/PPM America Floating Rate Income Fund	(635)	635	–
JNL/PPM America High Yield Bond Fund	15	(15)	–
JNL/Red Rocks Listed Private Equity Fund	69,436	(69,434)	(2)

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2013

	Net Increase (Decrease)
	Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)	Paid- in Capital
JNL/T. Rowe Price Established Growth Fund	$5,531	$230	$(5,761)
JNL/T. Rowe Price Mid-Cap Growth Fund	11,995	(11,995)	–
JNL/T. Rowe Price Short-Term Bond Fund	6,554	(6,488)	(66)
JNL/T. Rowe Price Value Fund	(8)	8	–
JNL/WMC Balanced Fund	4,643	(4,643)	–
JNL/WMC Value Fund	(38)	38	–

At December 31, 2013 the following Funds had net capital loss carryforwards available for U.S. federal income tax purposes to offset future net realized capital gains. Details of the capital loss carryforwards are listed in the table below. Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates.

	Expiring Capital Loss Carryforwards		No Expiration
	Year(s) of Expiration	Amount	Short Term	Long Term	Total
JNL/BlackRock Commodity Securities Strategy Fund	2017	$21,797	$33,410	$–	$55,207
JNL/Capital Guardian Global Balanced Fund	2017-2018	8,344	–	–	8,344
JNL/Capital Guardian Global Diversified Research Fund	2017	38,757	–	–	38,757
JNL/Eastspring Investments Asia ex-Japan Fund	–	–	1,332	2,239	3,571
JNL/Eastspring Investments China-India Fund	–	–	–	3,343	3,343
JNL/Franklin Templeton Income Fund	2016-2018	68,521	–	11,651	80,172
JNL/Goldman Sachs Core Plus Bond Fund	–	–	7,463	–	7,463
JNL/Invesco International Growth Fund	2016-2018	80,060	–	–	80,060
JNL/JPMorgan International Value Fund	2016-2018	206,498	–	–	206,498
JNL/JPMorgan U.S. Government & Quality Bond Fund	2014-2017	999	2,098	–	3,097
JNL/Mellon Capital Emerging Markets Index Fund	–	–	3,661	3,463	7,124
JNL/Mellon Capital European 30 Fund	–	–	–	1,635	1,635
JNL/Mellon Capital S&P 500 Index Fund	2014-2016	70,102	–	–	70,102
JNL/Mellon Capital Small Cap Index Fund	2016	119,003	–	–	119,003
JNL/Mellon Capital International Index Fund	2017-2018	8,175	–	10,794	18,969
JNL/Mellon Capital Bond Index Fund	–	–	7,971	–	7,971
JNL/Mellon Capital Global Alpha Fund	–	–	7,890	11,478	19,368
JNL/PIMCO Real Return Fund	–	–	52,485	12,790	65,275
JNL/PIMCO Total Return Bond Fund	–	–	42,663	–	42,663
JNL/PPM America Value Equity Fund	2016-2017	91,148	–	–	91,148
JNL/S&P Dividend Income & Growth Fund	2016-2017	26,270	–	–	26,270
JNL/T. Rowe Price Short-Term Bond Fund	2017-2018	21,370	8,471	3,426	33,267

At December 31, 2013, the following Funds had capital, currency and PFIC mark-to-market losses (in thousands) realized after October 31, 2013 (“Post-October losses”), which were deferred for tax purposes to the first day of the following fiscal year, January 1, 2014:

Amount
JNL/Goldman Sachs Mid Cap Value Fund	$9
JNL/Mellon Capital International Index Fund	2,121
JNL/Mellon Capital Bond Index Fund	1,446
JNL/Mellon Capital Utilities Sector Fund	5
JNL/PIMCO Total Return Bond Fund	29,254
JNL/PPM America Small Cap Value Fund	37
JNL/T. Rowe Price Established Growth Fund	1,315
JNL/T. Rowe Price Mid-Cap Growth Fund	1,122
JNL/WMC Value Fund	2,023

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2013

As of December 31, 2013, the cost of investments and the components of net unrealized appreciation/(depreciation) (in thousands) were as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
JNL/AQR Managed Futures Strategy Fund	$454,046	$21	$–	$21
JNL/BlackRock Commodity Securities Strategy Fund	1,292,459	253,614	(78,306)	175,308
JNL/BlackRock Global Allocation Fund	2,510,862	327,407	(62,874)	264,533
JNL/BlackRock Large Cap Select Growth Fund	871,148	160,380	(7,860)	152,520
JNL/Brookfield Global Infrastructure Fund	669,650	80,395	(3,939)	76,456
JNL/Capital Guardian Global Balanced Fund	431,666	85,938	(14,355)	71,583
JNL/Capital Guardian Global Diversified Research Fund	317,222	123,884	(8,279)	115,605
JNL/DFA U.S. Core Equity Fund	412,258	109,496	(4,116)	105,380
JNL/Eagle SmallCap Equity Fund	1,422,243	406,929	(27,865)	379,064
JNL/Eastspring Investments Asia ex-Japan Fund	144,321	9,187	(13,516)	(4,329)
JNL/Eastspring Investments China-India Fund	382,194	32,402	(43,405)	(11,003)
JNL/Franklin Templeton Global Growth Fund	818,437	241,013	(41,650)	199,363
JNL/Franklin Templeton Global Multisector Bond Fund	1,774,192	59,026	(41,324)	17,702
JNL/Franklin Templeton Income Fund	2,180,537	295,342	(83,962)	211,380
JNL/Franklin Templeton International Small Cap Growth Fund	365,315	99,881	(11,149)	88,732
JNL/Franklin Templeton Mutual Shares Fund	910,904	248,714	(25,701)	223,013
JNL/Franklin Templeton Small Cap Value Fund	774,024	273,008	(5,352)	267,656
JNL/Goldman Sachs Core Plus Bond Fund	823,326	12,804	(17,422)	(4,618)
JNL/Goldman Sachs Emerging Markets Debt Fund	883,370	5,672	(71,992)	(66,320)
JNL/Goldman Sachs Mid Cap Value Fund	1,018,807	182,379	(16,098)	166,281
JNL/Goldman Sachs U.S. Equity Flex Fund	197,268	41,591	(1,641)	39,950
JNL/Invesco Global Real Estate Fund	1,539,180	130,849	(81,913)	48,936
JNL/Invesco International Growth Fund	1,014,733	255,195	(23,932)	231,263
JNL/Invesco Large Cap Growth Fund	814,900	232,920	(4,726)	228,194
JNL/Invesco Mid Cap Value Fund	375,817	34,066	(5,338)	28,728
JNL/Invesco Small Cap Growth Fund	599,232	178,965	(5,468)	173,497
JNL/Ivy Asset Strategy Fund	2,518,473	568,878	(31,994)	536,884
JNL/JPMorgan International Value Fund	583,366	118,529	(13,374)	105,155
JNL/JPMorgan MidCap Growth Fund	1,087,213	253,551	(8,148)	245,403
JNL/JPMorgan U.S. Government & Quality Bond Fund	1,149,829	46,547	(21,091)	25,456
JNL/Lazard Emerging Markets Fund	1,588,825	197,230	(184,114)	13,116
JNL/M&G Global Basics Fund	176,321	20,012	(16,304)	3,708
JNL/Mellon Capital Emerging Markets Index Fund	738,944	66,197	(66,408)	(211)
JNL/Mellon Capital European 30 Fund	130,827	14,234	(1,352)	12,882
JNL/Mellon Capital Pacific Rim 30 Fund	161,422	12,699	(4,763)	7,936
JNL/Mellon Capital S&P 500 Index Fund	2,323,913	858,576	(31,586)	826,990
JNL/Mellon Capital S&P 400 MidCap Index Fund	1,350,257	450,023	(42,239)	407,784
JNL/Mellon Capital Small Cap Index Fund	1,578,891	556,024	(87,795)	468,229
JNL/Mellon Capital International Index Fund	1,986,415	554,574	(163,392)	391,182
JNL/Mellon Capital Bond Index Fund	1,727,365	32,445	(27,437)	5,008
JNL/Mellon Capital Global Alpha Fund	230,720	15	(3)	12
JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund	130,251	23,035	(3,259)	19,776
JNL/Mellon Capital Utilities Sector Fund	3,368	43	(150)	(107)
JNL/Morgan Stanley Mid Cap Growth Fund	220,986	23,046	(3,079)	19,967
JNL/Neuberger Berman Strategic Income Fund	644,454	3,355	(5,952)	(2,597)
JNL/Oppenheimer Global Growth Fund	773,282	255,593	(20,693)	234,900
JNL/PIMCO Real Return Fund	3,954,018	5,123	(238,402)	(233,279)
JNL/PIMCO Total Return Bond Fund	5,755,910	87,232	(73,358)	13,874
JNL/PPM America Floating Rate Income Fund	1,532,609	10,941	(4,007)	6,934
JNL/PPM America High Yield Bond Fund	2,756,068	130,929	(37,376)	93,553
JNL/PPM America Mid Cap Value Fund	264,617	64,440	(2,675)	61,765
JNL/PPM America Small Cap Value Fund	201,196	38,135	(4,007)	34,128
JNL/PPM America Value Equity Fund	138,241	43,870	(1,290)	42,580
JNL/Red Rocks Listed Private Equity Fund	675,977	150,565	(986)	149,579
JNL/S&P Competitive Advantage Fund	1,543,788	235,340	(12,318)	223,022
JNL/S&P Dividend Income & Growth Fund	2,727,406	268,972	(38,028)	230,944
JNL/S&P Intrinsic Value Fund	1,485,569	177,087	(4,533)	172,554
JNL/S&P Total Yield Fund	1,135,715	104,930	(16,040)	88,890
JNL/T. Rowe Price Established Growth Fund	2,996,610	1,464,116	(12,007)	1,452,109
JNL/T. Rowe Price Mid-Cap Growth Fund	1,896,375	791,606	(25,441)	766,165
JNL/T. Rowe Price Short-Term Bond Fund	1,653,873	11,898	(7,896)	4,002
JNL/T. Rowe Price Value Fund	1,914,408	605,435	(22,000)	583,435
JNL/WMC Balanced Fund	3,111,526	554,015	(23,591)	530,424
JNL/WMC Money Market Fund	1,327,160	–	–	–
JNL/WMC Value Fund	1,275,091	485,830	(8,601)	477,229

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2013

As of December 31, 2013, the components of distributable taxable earnings for U.S. federal income tax purposes (in thousands) were as follows:

	Undistributed Net Ordinary Income*	Undistributed Net Long-Term Capital Gain	Unrealized Gains (Losses)**	Capital Loss Carryforward
JNL/AQR Managed Futures Strategy Fund	$32,786	$9,254	$(2,458)	$–
JNL/BlackRock Commodity Securities Strategy Fund	–	–	173,193	(55,207)
JNL/BlackRock Global Allocation Fund	51,168	44,686	256,768	–
JNL/BlackRock Large Cap Select Growth Fund	28,199	56,446	152,497	–
JNL/Brookfield Global Infrastructure Fund	25,407	20,154	76,461	–
JNL/Capital Guardian Global Balanced Fund	4,336	–	70,291	(8,344)
JNL/Capital Guardian Global Diversified Research Fund	3,260	–	115,600	(38,757)
JNL/DFA U.S. Core Equity Fund	4,989	5,947	105,372	–
JNL/Eagle SmallCap Equity Fund	–	119,543	379,037	–
JNL/Eastspring Investments Asia ex-Japan Fund	1,412	–	(4,334)	(3,571)
JNL/Eastspring Investments China-India Fund	2,973	–	(11,014)	(3,343)
JNL/Franklin Templeton Global Growth Fund	9,767	8,242	199,365	–
JNL/Franklin Templeton Global Multisector Bond Fund	74,028	684	15,111	–
JNL/Franklin Templeton Income Fund	84,363	–	211,366	(80,171)
JNL/Franklin Templeton International Small Cap Growth Fund	5,878	19,740	88,726	–
JNL/Franklin Templeton Mutual Shares Fund	9,167	23,990	223,001	–
JNL/Franklin Templeton Small Cap Value Fund	13,938	86,265	267,641	–
JNL/Goldman Sachs Core Plus Bond Fund	19,547	–	(3,589)	(7,463)
JNL/Goldman Sachs Emerging Markets Debt Fund	15,462	10,926	(79,195)	–
JNL/Goldman Sachs Mid Cap Value Fund	13,600	13,479	166,249	–
JNL/Goldman Sachs U.S. Equity Flex Fund	14,412	11,460	32,126	–
JNL/Invesco Global Real Estate Fund	22,877	59,284	48,898	–
JNL/Invesco International Growth Fund	15,865	–	231,258	(80,060)
JNL/Invesco Large Cap Growth Fund	63,524	132,272	228,159	–
JNL/Invesco Mid Cap Value Fund	1,208	11,890	28,717	–
JNL/Invesco Small Cap Growth Fund	5,993	26,471	173,490	–
JNL/Ivy Asset Strategy Fund	38,389	150,005	534,409	–
JNL/JPMorgan International Value Fund	13,324	–	105,082	(206,498)
JNL/JPMorgan MidCap Growth Fund	38,261	64,649	245,388	–
JNL/JPMorgan U.S. Government & Quality Bond Fund	38,046	–	25,411	(3,097)
JNL/Lazard Emerging Markets Fund	26,675	30,203	13,062	–
JNL/M&G Global Basics Fund	3,144	7,554	3,699	–
JNL/Mellon Capital Emerging Markets Index Fund	8,681	–	(223)	(7,124)
JNL/Mellon Capital European 30 Fund	3,049	–	12,889	(1,635)
JNL/Mellon Capital Pacific Rim 30 Fund	5,096	2,903	7,934	–
JNL/Mellon Capital S&P 500 Index Fund	256	4,632	826,917	(70,102)
JNL/Mellon Capital S&P 400 MidCap Index Fund	6,291	10,257	407,753	–
JNL/Mellon Capital Small Cap Index Fund	–	–	468,177	(119,003)
JNL/Mellon Capital International Index Fund	5,844	–	390,759	(18,970)
JNL/Mellon Capital Bond Index Fund	11,522	–	3,510	(7,971)
JNL/Mellon Capital Global Alpha Fund	4,662	–	5,990	(19,368)
JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund	12,930	5,198	19,776	–
JNL/Mellon Capital Utilities Sector Fund	1	–	(112)	–
JNL/Morgan Stanley Mid Cap Growth Fund	1,589	484	19,971	–
JNL/Neuberger Berman Strategic Income Fund	5,693	1,588	(2,348)	–
JNL/Oppenheimer Global Growth Fund	7,165	22,634	234,903	–
JNL/PIMCO Real Return Fund	14,309	–	(229,410)	(65,275)
JNL/PIMCO Total Return Bond Fund	28,974	–	23,881	(42,663)
JNL/PPM America Floating Rate Income Fund	40,126	1,700	6,933	–
JNL/PPM America High Yield Bond Fund	1,105	7,146	93,513	–
JNL/PPM America Mid Cap Value Fund	3,879	18,243	61,760	–
JNL/PPM America Small Cap Value Fund	136	2,419	34,087	–
JNL/PPM America Value Equity Fund	2,211	–	42,572	(91,148)
JNL/Red Rocks Listed Private Equity Fund	103,631	7,812	149,604	–
JNL/S&P Competitive Advantage Fund	184,987	55,512	223,006	–
JNL/S&P Dividend Income & Growth Fund	130,302	110,038	230,907	(26,270)
JNL/S&P Intrinsic Value Fund	170,751	87,669	172,536	–
JNL/S&P Total Yield Fund	165,172	81,666	88,877	–
JNL/T. Rowe Price Established Growth Fund	–	13,669	1,450,725	–
JNL/T. Rowe Price Mid-Cap Growth Fund	8,490	18,331	764,989	–
JNL/T. Rowe Price Short-Term Bond Fund	20,191	–	3,626	(33,266)
JNL/T. Rowe Price Value Fund	59,199	139,385	583,383	–
JNL/WMC Balanced Fund	65,718	107,532	530,374	–
JNL/WMC Money Market Fund	21	–	(51)	–
JNL/WMC Value Fund	16,354	17,949	475,167	–

*	Undistributed net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.
**

Unrealized gains (losses) are adjusted for open wash sale loss deferrals; accelerated recognition of unrealized gain/loss on futures, options, and forward contracts; and accelerated recognition of unrealized gain on PFICs. Also adjusted for differences between book and tax realized and unrealized gain/loss on swap contracts.

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2013

The tax character of distributions paid (in thousands) during the Funds’ fiscal period ended December 31, 2013 was as follows:

	Net Ordinary Income*	Long-term Capital Gain**	Return of Capital
JNL/AQR Managed Futures Strategy Fund	$16,864	$255	$–
JNL/BlackRock Commodity Securities Strategy Fund	5,462	–	–
JNL/BlackRock Global Allocation Fund	13,572	–	–
JNL/BlackRock Large Cap Select Growth Fund	26,515	42,801	–
JNL/Brookfield Global Infrastructure Fund	14,526	1,113	–
JNL/Capital Guardian Global Balanced Fund	7,679	–	–
JNL/Capital Guardian Global Diversified Research Fund	4,748	–	–
JNL/DFA U.S. Core Equity Fund	3,549	16,844	–
JNL/Eagle SmallCap Equity Fund	9,234	23,324	–
JNL/Eastspring Investments Asia ex-Japan Fund	1,721	1,119	–
JNL/Eastspring Investments China-India Fund	3,284	–	–
JNL/Franklin Templeton Global Growth Fund	10,161	–	–
JNL/Franklin Templeton Global Multisector Bond Fund	37,223	–	–
JNL/Franklin Templeton Income Fund	77,461	–	–
JNL/Franklin Templeton International Small Cap Growth Fund	3,678	6,156	–
JNL/Franklin Templeton Mutual Shares Fund	8,780	–	–
JNL/Franklin Templeton Small Cap Value Fund	7,939	5,382	–
JNL/Goldman Sachs Core Plus Bond Fund	45,596	9,768	–
JNL/Goldman Sachs Emerging Markets Debt Fund	86,246	8,510	–
JNL/Goldman Sachs Mid Cap Value Fund	90,209	115,149	–
JNL/Goldman Sachs U.S. Equity Flex Fund	1,409	1,947	–
JNL/Invesco Global Real Estate Fund	48,200	–	–
JNL/Invesco International Growth Fund	11,413	–	–
JNL/Invesco Large Cap Growth Fund	3,311	59,892	–
JNL/Invesco Mid Cap Value Fund	636	–	–
JNL/Invesco Small Cap Growth Fund	1,737	11,560	–
JNL/Ivy Asset Strategy Fund	34,967	–	–
JNL/JPMorgan International Value Fund	20,633	–	–
JNL/JPMorgan MidCap Growth Fund	1,746	–	–
JNL/JPMorgan U.S. Government & Quality Bond Fund	42,811	–	–
JNL/Lazard Emerging Markets Fund	22,388	27,095	–
JNL/M&G Global Basics Fund	3,824	4,909	–
JNL/Mellon Capital Emerging Markets Index Fund	4,544	–	–
JNL/Mellon Capital European 30 Fund	983	–	–
JNL/Mellon Capital Pacific Rim 30 Fund	5,150	–	–
JNL/Mellon Capital S&P 500 Index Fund	33,912	13,015	–
JNL/Mellon Capital S&P 400 MidCap Index Fund	18,070	38,780	–
JNL/Mellon Capital Small Cap Index Fund	21,499	70,624	596
JNL/Mellon Capital International Index Fund	50,726	–	–
JNL/Mellon Capital Bond Index Fund	33,431	1,247	–
JNL/Mellon Capital Global Alpha Fund	–	–	–
JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund	594	–	–
JNL/Mellon Capital Utilities Sector Fund	71	–	–
JNL/Morgan Stanley Mid Cap Growth Fund	24	334	–
JNL/Neuberger Berman Strategic Income Fund	1,280	3	–
JNL/Oppenheimer Global Growth Fund	8,207	332	–
JNL/PIMCO Real Return Fund	226,521	12,205	–
JNL/PIMCO Total Return Bond Fund	67,377	4,845	–
JNL/PPM America Floating Rate Income Fund	21,743	–	–
JNL/PPM America High Yield Bond Fund	168,348	36,504	–
JNL/PPM America Mid Cap Value Fund	1,631	–	–
JNL/PPM America Small Cap Value Fund	2,896	10,508	–
JNL/PPM America Value Equity Fund	1,992	–	–
JNL/Red Rocks Listed Private Equity Fund	62,211	–	–
JNL/S&P Competitive Advantage Fund	34,692	66,254	–
JNL/S&P Dividend Income & Growth Fund	73,993	50,435	–
JNL/S&P Intrinsic Value Fund	70,401	4,247	–
JNL/S&P Total Yield Fund	39,703	11,781	–
JNL/T. Rowe Price Established Growth Fund	2,737	151,012	–
JNL/T. Rowe Price Mid-Cap Growth Fund	1,677	145,313	–
JNL/T. Rowe Price Short-Term Bond Fund	21,292	–	–
JNL/T. Rowe Price Value Fund	42,850	66,950	–
JNL/WMC Balanced Fund	56,019	32,118	–
JNL/WMC Money Market Fund	14	–	–
JNL/WMC Value Fund	31,953	59,075	–

*	Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.
**

The Funds designated as a long-term capital gain dividend, pursuant to the Internal Revenue code section 852(b)(3), the amount necessary to reduce earnings and profits of the Funds related to net capital gains to zero for the year ended December 31, 2013.

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2013

The tax character of distributions paid (in thousands) during the Funds’ fiscal year ended December 31, 2012 was as follows:

	Net Ordinary Income*	Long-term Capital Gain	Return of Capital
JNL/Brookfield Global Infrastructure Fund	$87	$–	$–
JNL/Capital Guardian Global Balanced Fund	8,165	–	–
JNL/Capital Guardian Global Diversified Research Fund	3,961	–	–
JNL/DFA U.S. Core Equity Fund	1,918	–	–
JNL/Eagle SmallCap Equity Fund	–	9,608	–
JNL/Eastspring Investments Asia ex-Japan Fund	1,977	4,888	–
JNL/Eastspring Investments China-India Fund	2,540	–	–
JNL/Franklin Templeton Global Growth Fund	8,959	–	–
JNL/Franklin Templeton Global Multisector Bond Fund	1,620	–	–
JNL/Franklin Templeton Income Fund	68,558	–	–
JNL/Franklin Templeton International Small Cap Growth Fund	3,223	–	–
JNL/Franklin Templeton Mutual Shares Fund	11,622	–	–
JNL/Franklin Templeton Small Cap Value Fund	2,018	1,037	–
JNL/Goldman Sachs Core Plus Bond Fund	39,322	11,092	–
JNL/Goldman Sachs Emerging Markets Debt Fund	14,876	6,030	–
JNL/Goldman Sachs Mid Cap Value Fund	9,749	9,411	–
JNL/Goldman Sachs U.S. Equity Flex Fund	458	–	–
JNL/Invesco Global Real Estate Fund	8,321	–	–
JNL/Invesco International Growth Fund	11,351	–	–
JNL/Invesco Large Cap Growth Fund	–	28,599	–
JNL/Invesco Small Cap Growth Fund	–	12,509	–
JNL/Ivy Asset Strategy Fund	1,925	–	–
JNL/JPMorgan International Value Fund	21,573	–	–
JNL/JPMorgan U.S. Government & Quality Bond Fund	36,041	–	–
JNL/Lazard Emerging Markets Fund	27,477	33,166	–
JNL/Lazard Mid Cap Equity Fund	579	–	–
JNL/M&G Global Basics Fund	2,296	5,514	–
JNL/M&G Global Leaders Fund	459	78	–
JNL/Mellon Capital Emerging Markets Index Fund	142	–	–
JNL/Mellon Capital European 30 Fund	1,079	321	–
JNL/Mellon Capital Pacific Rim 30 Fund	3,352	507	–
JNL/Mellon Capital S&P 500 Index Fund	23,906	12,730	–
JNL/Mellon Capital S&P 400 MidCap Index Fund	12,305	23,559	–
JNL/Mellon Capital Small Cap Index Fund	19,084	26,901	–
JNL/Mellon Capital International Index Fund	43,879	–	–
JNL/Mellon Capital Bond Index Fund	42,916	4,640	–
JNL/Mellon Capital Global Alpha Fund	–	7,902	–
JNL/Morgan Stanley Mid Cap Growth Fund	46	–	18
JNL/Oppenheimer Global Growth Fund	5,979	–	–
JNL/PIMCO Real Return Fund	215,358	10,876	–
JNL/PIMCO Total Return Bond Fund	191,538	28,010	–
JNL/PPM America Floating Rate Income Fund	15,175	–	–
JNL/PPM America High Yield Bond Fund	114,070	–	–
JNL/PPM America Mid Cap Value Fund	4,631	5,174	–
JNL/PPM America Small Cap Value Fund	1,111	2,532	–
JNL/PPM America Value Equity Fund	1,624	–	–
JNL/Red Rocks Listed Private Equity Fund	–	7,955	–
JNL/S&P Competitive Advantage Fund	5,150	9,513	–
JNL/S&P Dividend Income & Growth Fund	30,471	40,651	–
JNL/S&P Intrinsic Value Fund	9,135	13,209	–
JNL/S&P Total Yield Fund	5,684	3,532	–
JNL/T. Rowe Price Mid-Cap Growth Fund	10,781	68,781	–
JNL/T. Rowe Price Short-Term Bond Fund	18,053	–	–
JNL/T. Rowe Price Value Fund	18,624	–	–
JNL/UBS Large Cap Select Growth Fund	712	39,404	–
JNL/WMC Balanced Fund	28,402	17,348	–
JNL/WMC Money Market Fund	14	–	–
JNL/WMC Value Fund	27,537	41,220	–

*	Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

FASB ASC Topic 740 “Income Taxes” provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FASB ASC Topic 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would result in the Funds recording a tax expense in the current year. FASB ASC Topic 740 requires that management evaluate the tax positions taken in returns for 2010, 2011, 2012 and 2013, which remain subject to examination by the Internal Revenue Service and certain other jurisdictions. Management completed an evaluation of the Funds’ tax positions and based on that evaluation, determined that no provision for federal income tax was required in the Funds’ financial statements during the year ended December 31, 2013.

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2013

NOTE 12. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements are issued, and has concluded there are no events that require adjustments to the financial statements or disclosure in the notes except for the following:

At a meeting held December 17, 2013, the Board voted to approve JNL/Oppenheimer Global Growth Fund acquiring JNL/M&G Global Basics Fund effective April 29, 2014. This acquisition is subject to shareholder approval which is expected to be solicited prior to March 25, 2014.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees

JNL Series Trust:

We have audited the accompanying (consolidated, with respect to JNL/AQR Managed Futures Strategy Fund, JNL/BlackRock Commodity Securities Strategy Fund, JNL/BlackRock Global Allocation Fund and JNL/Ivy Asset Strategy Fund) statements of assets and liabilities, including the schedules of investments or summary schedules of investments where applicable, of each series within JNL Series Trust (the “Funds”) as listed in Note 1 to the financial statements of the JNL Series Trust Sub-Advised Funds as of December 31, 2013, and the related statements of operations for the year or periods then ended, the statements of cash flows for the year then ended with respect to JNL/Goldman Sachs U.S. Equity Flex Fund and JNL/PIMCO Real Return Fund, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the custodian and brokers or other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the (consolidated, with respect to JNL/AQR Managed Futures Strategy Fund, JNL/BlackRock Commodity Securities Strategy Fund, JNL/BlackRock Global Allocation Fund and JNL/Ivy Asset Strategy Fund) financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of December 31, 2013, the results of their operations, JNL/Goldman Sachs U.S. Equity Flex Fund’s and JNL/PIMCO Real Return Fund’s cash flows, changes in their net assets and the financial highlights for each of the years or periods indicated above, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Chicago, Illinois

February 28, 2014

JNL Series Trust Sub-Advised Funds

Additional Disclosures (Unaudited)

December 31, 2013

Disclosure of Fund Expenses

Shareholders incur ongoing costs, which include costs for portfolio management, administrative services, Rule 12b-1 fees (Class A shares of certain Funds) and other operating expenses. Operating expenses such as these are deducted from each Fund’s gross income and directly reduce the final investment return. These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio. The examples below use the expense ratio and are intended to help the investor understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The examples do not reflect the expenses of the variable insurance contracts or the separate account. Total expenses would be higher if these expenses were included.

Expenses Using Actual Fund Return. This section provides information about the actual account values and actual expenses incurred by the Fund. Use the information in this section, together with the amount invested, to estimate the expenses paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses paid during this period.

Expenses Using Hypothetical 5% Return. This section provides information that can be used to compare each Fund’s costs with those of other mutual funds. It assumes that the Fund’s expense ratio for the period is unchanged and assumes an annual 5% return before expenses, which is not the Fund’s actual return. This example is useful in making comparisons because the SEC requires all mutual funds to make the 5% calculation.

	Expenses Using Actual Fund Return				Expenses Using Hypothetical 5% Return
	Beginning Account Value 7/1/2013	Ending Account Value 12/31/2013	Annualized Expense Ratios	Expenses Paid During Period	Beginning Account Value 7/1/2013	Ending Account Value 12/31/2013	Annualized Expense Ratios	Expenses Paid During Period
JNL/AQR Managed Futures Strategy Fund
Class A	$1,000.00	$1,059.20	1.35%	$7.01	$1,000.00	$1,018.39	1.35%	$6.87
Class B	1,000.00	1,059.20	1.15	5.97	1,000.00	1,019.41	1.15	5.85
JNL/BlackRock Commodity Securities Strategy Fund
Class A	1,000.00	1,102.60	0.97	5.14	1,000.00	1,020.29	0.97	4.94
Class B	1,000.00	1,104.70	0.77	4.08	1,000.00	1,021.34	0.77	3.92
JNL/BlackRock Global Allocation Fund
Class A	1,000.00	1,097.60	1.07	5.66	1,000.00	1,019.79	1.07	5.45
Class B	1,000.00	1,097.00	0.87	4.60	1,000.00	1,020.79	0.87	4.43
JNL/BlackRock Large Cap Select Growth Fund
Class A	1,000.00	1,266.30	0.94	5.37	1,000.00	1,020.48	0.94	4.79
Class B	1,000.00	1,267.80	0.74	4.23	1,000.00	1,021.45	0.74	3.77
JNL/Brookfield Global Infrastructure Fund
Class A	1,000.00	1,134.60	1.15	6.19	1,000.00	1,019.40	1.15	5.85
Class B	1,000.00	1,135.70	0.95	5.11	1,000.00	1,020.40	0.95	4.84
JNL/Capital Guardian Global Balanced Fund
Class A	1,000.00	1,117.20	1.00	5.34	1,000.00	1,020.15	1.00	5.09
Class B	1,000.00	1,118.00	0.80	4.27	1,000.00	1,021.18	0.80	4.08
JNL/Capital Guardian Global Diversified Research Fund
Class A	1,000.00	1,165.40	1.06	5.79	1,000.00	1,019.86	1.06	5.40
Class B	1,000.00	1,166.60	0.86	4.70	1,000.00	1,020.88	0.86	4.38
JNL/DFA U.S. Core Equity Fund
Class A	1,000.00	1,178.20	0.80	4.39	1,000.00	1,021.16	0.80	4.08
Class B	1,000.00	1,178.60	0.60	3.29	1,000.00	1,022.17	0.60	3.06
JNL/Eagle SmallCap Equity Fund
Class A	1,000.00	1,152.90	0.97	5.26	1,000.00	1,020.30	0.97	4.94
Class B	1,000.00	1,153.80	0.77	4.18	1,000.00	1,021.31	0.77	3.92
JNL/Eastspring Investments Asia ex-Japan Fund
Class A	1,000.00	1,074.20	1.28	6.69	1,000.00	1,018.74	1.28	6.51
Class B	1,000.00	1,076.10	1.08	5.65	1,000.00	1,019.76	1.08	5.50
JNL/Eastspring Investments China-India Fund
Class A	1,000.00	1,107.10	1.31	6.96	1,000.00	1,018.59	1.31	6.67
Class B	1,000.00	1,108.30	1.11	5.90	1,000.00	1,019.60	1.11	5.65
JNL/Franklin Templeton Global Growth Fund
Class A	1,000.00	1,197.60	1.02	5.65	1,000.00	1,020.08	1.02	5.19
Class B	1,000.00	1,199.50	0.82	4.55	1,000.00	1,021.09	0.82	4.18
JNL/Franklin Templeton Global Multisector Bond Fund
Class A	1,000.00	1,037.90	1.07	5.50	1,000.00	1,019.81	1.07	5.45
Class B	1,000.00	1,039.20	0.87	4.47	1,000.00	1,020.83	0.87	4.43
JNL/Franklin Templeton Income Fund
Class A	1,000.00	1,094.70	0.93	4.91	1,000.00	1,020.53	0.93	4.74
Class B	1,000.00	1,094.80	0.73	3.85	1,000.00	1,021.53	0.73	3.72

JNL Series Trust Sub-Advised Funds

Additional Disclosures (Unaudited)

December 31, 2013

	Expenses Using Actual Fund Return				Expenses Using Hypothetical 5% Return
	Beginning Account Value 7/1/2013	Ending Account Value 12/31/2013	Annualized Expense Ratios	Expenses Paid During Period	Beginning Account Value 7/1/2013	Ending Account Value 12/31/2013	Annualized Expense Ratios	Expenses Paid During Period
JNL/Franklin Templeton International Small Cap Growth Fund
Class A	$1,000.00	$1,225.00	1.30%	$7.29	$1,000.00	$1,018.65	1.30%	$6.61
Class B	1,000.00	1,225.80	1.10	6.17	1,000.00	1,019.65	1.10	5.60
JNL/Franklin Templeton Mutual Shares Fund
Class A	1,000.00	1,138.30	1.03	5.55	1,000.00	1,020.03	1.03	5.24
Class B	1,000.00	1,138.70	0.83	4.47	1,000.00	1,021.04	0.83	4.23
JNL/Franklin Templeton Small Cap Value Fund
Class A	1,000.00	1,214.00	1.08	6.03	1,000.00	1,019.75	1.08	5.50
Class B	1,000.00	1,215.50	0.88	4.91	1,000.00	1,020.76	0.88	4.48
JNL/Goldman Sachs Core Plus Bond Fund
Class A	1,000.00	1,011.40	0.89	4.51	1,000.00	1,020.74	0.89	4.53
Class B	1,000.00	1,011.50	0.69	3.50	1,000.00	1,021.76	0.69	3.52
JNL/Goldman Sachs Emerging Markets Debt Fund
Class A	1,000.00	992.60	1.05	5.27	1,000.00	1,019.90	1.05	5.35
Class B	1,000.00	993.30	0.85	4.27	1,000.00	1,020.91	0.85	4.33
JNL/Goldman Sachs Mid Cap Value Fund
Class A	1,000.00	1,151.40	0.99	5.37	1,000.00	1,020.20	0.99	5.04
Class B	1,000.00	1,152.40	0.79	4.29	1,000.00	1,021.20	0.79	4.02
JNL/Goldman Sachs U.S. Equity Flex Fund
Class A	1,000.00	1,181.90	1.98	10.89	1,000.00	1,015.25	1.98	10.06
Class B	1,000.00	1,181.90	1.78	9.79	1,000.00	1,016.28	1.78	9.05
JNL/Invesco Global Real Estate Fund
Class A	1,000.00	1,017.30	1.05	5.34	1,000.00	1,019.89	1.05	5.35
Class B	1,000.00	1,017.40	0.85	4.32	1,000.00	1,020.90	0.85	4.33
JNL/Invesco International Growth Fund
Class A	1,000.00	1,170.40	0.98	5.36	1,000.00	1,020.25	0.98	4.99
Class B	1,000.00	1,170.80	0.78	4.27	1,000.00	1,021.27	0.78	3.97
JNL/Invesco Large Cap Growth Fund
Class A	1,000.00	1,282.60	0.96	5.52	1,000.00	1,020.36	0.96	4.89
Class B	1,000.00	1,284.50	0.76	4.38	1,000.00	1,021.37	0.76	3.87
JNL/Invesco Mid Cap Value Fund
Class A	1,000.00	1,143.40	1.00	5.40	1,000.00	1,020.17	1.00	5.09
Class B	1,000.00	1,144.20	0.80	4.32	1,000.00	1,021.17	0.80	4.08
JNL/Invesco Small Cap Growth Fund
Class A	1,000.00	1,213.60	1.11	6.19	1,000.00	1,019.63	1.11	5.65
Class B	1,000.00	1,215.10	0.91	5.08	1,000.00	1,020.64	0.91	4.63
JNL/Ivy Asset Strategy Fund
Class A	1,000.00	1,203.40	1.20	6.65	1,000.00	1,019.17	1.20	6.10
Class B	1,000.00	1,203.30	1.00	5.53	1,000.00	1,020.19	1.00	5.07
JNL/JPMorgan International Value Fund
Class A	1,000.00	1,188.00	0.99	5.46	1,000.00	1,020.19	0.99	5.04
Class B	1,000.00	1,187.20	0.79	4.36	1,000.00	1,021.20	0.79	4.02
JNL/JPMorgan MidCap Growth Fund
Class A	1,000.00	1,228.50	0.95	5.34	1,000.00	1,020.43	0.95	4.84
Class B	1,000.00	1,230.10	0.75	4.22	1,000.00	1,021.44	0.75	3.82
JNL/JPMorgan U.S. Government & Quality Bond Fund
Class A	1,000.00	991.60	0.69	3.46	1,000.00	1,021.72	0.69	3.52
Class B	1,000.00	992.30	0.49	2.46	1,000.00	1,022.73	0.49	2.50
JNL/Lazard Emerging Markets Fund
Class A	1,000.00	1,089.80	1.21	6.37	1,000.00	1,019.09	1.21	6.16
Class B	1,000.00	1,091.10	1.01	5.32	1,000.00	1,020.11	1.01	5.14
JNL/M&G Global Basics Fund
Class A	1,000.00	1,070.60	1.22	6.37	1,000.00	1,019.07	1.22	6.21
Class B	1,000.00	1,072.40	1.02	5.33	1,000.00	1,020.16	1.02	5.19
JNL/Mellon Capital Emerging Markets Index Fund
Class A	1,000.00	1,078.70	0.77	4.03	1,000.00	1,021.34	0.77	3.92
Class B	1,000.00	1,080.40	0.57	2.99	1,000.00	1,022.37	0.57	2.91
JNL/Mellon Capital European 30 Fund
Class A	1,000.00	1,233.30	0.74	4.17	1,000.00	1,021.45	0.74	3.77
Class B	1,000.00	1,235.30	0.54	3.04	1,000.00	1,022.43	0.54	2.75
JNL/Mellon Capital Pacific Rim 30 Fund
Class A	1,000.00	1,051.70	0.72	3.72	1,000.00	1,021.56	0.72	3.67
Class B	1,000.00	1,052.60	0.52	2.69	1,000.00	1,022.57	0.52	2.65

JNL Series Trust Sub-Advised Funds

Additional Disclosures (Unaudited)

December 31, 2013

	Expenses Using Actual Fund Return				Expenses Using Hypothetical 5% Return
	Beginning Account Value 7/1/2013	Ending Account Value 12/31/2013	Annualized Expense Ratios	Expenses Paid During Period	Beginning Account Value 7/1/2013	Ending Account Value 12/31/2013	Annualized Expense Ratios	Expenses Paid During Period
JNL/Mellon Capital S&P 500 Index Fund
Class A	$1,000.00	$1,159.40	0.55%	$2.99	$1,000.00	$1,022.41	0.55%	$2.80
Class B	1,000.00	1,160.90	0.35	1.91	1,000.00	1,023.42	0.35	1.79
JNL/Mellon Capital S&P 400 MidCap Index Fund
Class A	1,000.00	1,162.70	0.57	3.11	1,000.00	1,022.31	0.57	2.91
Class B	1,000.00	1,163.00	0.37	2.02	1,000.00	1,023.32	0.37	1.89
JNL/Mellon Capital Small Cap Index Fund
Class A	1,000.00	1,195.90	0.56	3.10	1,000.00	1,022.40	0.56	2.85
Class B	1,000.00	1,196.40	0.36	1.99	1,000.00	1,023.40	0.36	1.84
JNL/Mellon Capital International Index Fund
Class A	1,000.00	1,176.70	0.62	3.40	1,000.00	1,022.06	0.62	3.16
Class B	1,000.00	1,177.30	0.42	2.31	1,000.00	1,023.07	0.42	2.14
JNL/Mellon Capital Bond Index Fund
Class A	1,000.00	1,000.50	0.56	2.82	1,000.00	1,022.37	0.56	2.85
Class B	1,000.00	1,001.00	0.36	1.82	1,000.00	1,023.38	0.36	1.84
JNL/Mellon Capital Global Alpha Fund
Class A	1,000.00	989.20	1.35	6.77	1,000.00	1,018.38	1.35	6.87
Class B	1,000.00	990.20	1.15	5.77	1,000.00	1,019.39	1.15	5.85
JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund
Class A	1,000.00	1,184.00	0.70	3.85	1,000.00	1,021.68	0.70	3.57
Class B	1,000.00	1,185.10	0.50	2.75	1,000.00	1,022.69	0.50	2.55
JNL/Mellon Capital Utilities Sector Fund
Class A	1,000.00	1,029.10	0.71	3.63	1,000.00	1,021.60	0.71	3.62
JNL/Morgan Stanley Mid Cap Growth Fund
Class A	1,000.00	1,200.10	1.10	6.10	1,000.00	1,019.66	1.10	5.60
Class B	1,000.00	1,200.60	0.90	4.99	1,000.00	1,020.70	0.90	4.58
JNL/Neuberger Berman Strategic Income Fund
Class A	1,000.00	1,019.30	0.95	4.84	1,000.00	1,020.40	0.95	4.84
Class B	1,000.00	1,020.40	0.75	3.82	1,000.00	1,021.41	0.75	3.82
JNL/Oppenheimer Global Growth Fund
Class A	1,000.00	1,171.90	0.99	5.42	1,000.00	1,020.22	0.99	5.04
Class B	1,000.00	1,173.70	0.79	4.33	1,000.00	1,021.25	0.79	4.02
JNL/PIMCO Real Return Fund
Class A	1,000.00	989.30	0.88	4.41	1,000.00	1,020.79	0.88	4.48
Class B	1,000.00	991.20	0.68	3.41	1,000.00	1,021.77	0.68	3.47
JNL/PIMCO Total Return Bond Fund
Class A	1,000.00	1,010.20	0.80	4.05	1,000.00	1,021.16	0.80	4.08
Class B	1,000.00	1,010.60	0.60	3.04	1,000.00	1,022.17	0.60	3.06
JNL/PPM America Floating Rate Income Fund
Class A	1,000.00	1,028.60	0.97	4.96	1,000.00	1,020.29	0.97	4.94
JNL/PPM America High Yield Bond Fund
Class A	1,000.00	1,064.30	0.74	3.85	1,000.00	1,021.49	0.74	3.77
Class B	1,000.00	1,065.40	0.54	2.81	1,000.00	1,022.50	0.54	2.75
JNL/PPM America Mid Cap Value Fund
Class A	1,000.00	1,212.50	1.06	5.91	1,000.00	1,019.88	1.06	5.40
Class B	1,000.00	1,213.00	0.86	4.80	1,000.00	1,020.88	0.86	4.38
JNL/PPM America Small Cap Value Fund
Class A	1,000.00	1,192.40	1.06	5.86	1,000.00	1,019.88	1.06	5.40
Class B	1,000.00	1,193.40	0.86	4.75	1,000.00	1,020.89	0.86	4.38
JNL/PPM America Value Equity Fund
Class A	1,000.00	1,187.80	0.86	4.74	1,000.00	1,020.89	0.86	4.38
Class B	1,000.00	1,189.20	0.66	3.64	1,000.00	1,021.89	0.66	3.36
JNL/Red Rocks Listed Private Equity Fund
Class A	1,000.00	1,254.00	1.17	6.65	1,000.00	1,019.30	1.17	5.96
Class B	1,000.00	1,255.10	0.97	5.51	1,000.00	1,020.30	0.97	4.94
JNL/S&P Competitive Advantage Fund
Class A	1,000.00	1,234.50	0.67	3.77	1,000.00	1,021.83	0.67	3.41
Class B	1,000.00	1,235.60	0.47	2.65	1,000.00	1,022.84	0.47	2.40
JNL/S&P Dividend Income & Growth Fund
Class A	1,000.00	1,105.90	0.66	3.50	1,000.00	1,021.86	0.66	3.36
Class B	1,000.00	1,107.50	0.46	2.44	1,000.00	1,022.87	0.46	2.35
JNL/S&P Intrinsic Value Fund
Class A	1,000.00	1,203.30	0.67	3.72	1,000.00	1,021.82	0.67	3.41
Class B	1,000.00	1,204.90	0.47	2.61	1,000.00	1,022.83	0.47	2.40

JNL Series Trust Sub-Advised Funds

Additional Disclosures (Unaudited)

December 31, 2013

	Expenses Using Actual Fund Return				Expenses Using Hypothetical 5% Return
	Beginning Account Value 7/1/2013	Ending Account Value 12/31/2013	Annualized Expense Ratios	Expenses Paid During Period	Beginning Account Value 7/1/2013	Ending Account Value 12/31/2013	Annualized Expense Ratios	Expenses Paid During Period
JNL/S&P Total Yield Fund
Class A	$1,000.00	$1,215.30	0.68%	$3.80	$1,000.00	$1,021.79	0.68%	$3.47
Class B	1,000.00	1,216.90	0.48	2.68	1,000.00	1,022.79	0.48	2.45
JNL/T. Rowe Price Established Growth Fund
Class A	1,000.00	1,248.40	0.86	4.87	1,000.00	1,020.87	0.86	4.38
Class B	1,000.00	1,249.50	0.66	3.74	1,000.00	1,021.87	0.66	3.36
JNL/T. Rowe Price Mid-Cap Growth Fund
Class A	1,000.00	1,186.30	1.01	5.57	1,000.00	1,020.13	1.01	5.14
Class B	1,000.00	1,187.20	0.81	4.47	1,000.00	1,021.14	0.81	4.13
JNL/T. Rowe Price Short-Term Bond Fund
Class A	1,000.00	1,007.00	0.71	3.59	1,000.00	1,021.65	0.71	3.62
Class B	1,000.00	1,006.70	0.51	2.58	1,000.00	1,022.65	0.51	2.60
JNL/T. Rowe Price Value Fund
Class A	1,000.00	1,166.30	0.91	4.97	1,000.00	1,020.64	0.91	4.63
Class B	1,000.00	1,167.90	0.71	3.88	1,000.00	1,021.65	0.71	3.62
JNL/WMC Balanced Fund
Class A	1,000.00	1,091.60	0.74	3.90	1,000.00	1,021.49	0.74	3.77
Class B	1,000.00	1,093.00	0.54	2.85	1,000.00	1,022.50	0.54	2.75
JNL/WMC Money Market Fund
Class A	1,000.00	1,000.00	0.17	0.86	1,000.00	1,024.34	0.17	0.87
Class B	1,000.00	1,000.00	0.17	0.86	1,000.00	1,024.34	0.17	0.87
JNL/WMC Value Fund
Class A	1,000.00	1,131.60	0.78	4.19	1,000.00	1,021.29	0.78	3.97
Class B	1,000.00	1,132.10	0.58	3.12	1,000.00	1,022.30	0.58	2.96

Expenses paid during the period are equal to the annualized net expense ratio, multiplied by the average account value over the period, then multiplied by 184/365 (to reflect the most recent 6-month period).

Quarterly Portfolio Holdings

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. It is also available upon request from the registrant by calling the Funds toll-free at 1-866-255-1935.

Proxy Voting Policies and Procedures

A description of the Policy of the Funds’ Adviser (and sub-advisers) used to vote proxies relating to the portfolio securities and information on how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2013, are available (1) without charge, upon request by calling 1-800-873-5654 (Annuity Service Center), 1-800-599-5651 (NY Annuity Service Center) or 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), (2) by writing JNL Series Trust, P.O. Box 30314, Lansing, Michigan 48909-7814 (3) on Jackson National Life Insurance Company’s or Jackson National Life Insurance Company of New York’s website at www.jackson.com, and (4) on the SEC’s website at www.sec.gov.

TRUSTEES AND OFFICERS OF JNL SERIES TRUST (“TRUST”)

NAME, ADDRESS AND (AGE)	POSITION(S) HELD WITH TRUST (LENGTH OF TIME SERVED)	NUMBER OF PORTFOLIOS IN FUND COMPLEX TO BE OVERSEEN BY TRUSTEE
Interested Trustee
Mark D. Nerud (47) [1] 1 Corporate Way Lansing, MI 48951	Trustee [2] (01/2007 to present) President and Chief Executive Officer (12/2006 to present)	108

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Chief Executive Officer of the Adviser (01/2010 to present); President of the Adviser (01/2007 to present); Managing Board Member of Curian Capital, LLC (01/2011 to present) and Curian Clearing LLC (1/2011 to present); Managing Board Member of the Adviser (11/2000 to 11/2003) (01/2007 to 12/2010); President and CEO of other Investment Companies advised by the Adviser (12/2006 to present); Vice President – Fund Accounting & Administration of Jackson National Life Insurance Company (01/2000 to 12/2009)

OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST 5 YEARS: None
Disinterested Trustees
Michael Bouchard (57) 1 Corporate Way Lansing, MI 48951	Trustee [2] (12/2003 to present)	108
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Sheriff, Oakland County, Michigan (01/1999 to present)
OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST 5 YEARS: None
Ellen Carnahan (58) 1 Corporate Way Lansing, MI 48951	Trustee [2] (12/2013 to present)	108
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Principal, Machrie Enterprises LLC (07/07 to present)

OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST 5 YEARS:

Director, Integrys Energy Group (05/2003 to present); Governance Committee Member and Chair, Integrys Energy Group (05/2010 to 05/2013); Finance Committee Member, Integrys Energy Group (05/2003 to 2012); Audit Committee Member, Integrys Energy Group (12/2003 to present); Environmental Committee Member, Integrys Energy Group (05/2013 to present)

William J. Crowley, Jr. (68) 1 Corporate Way Lansing, MI 48951	Trustee [2,5] (01/2007 to present)	108
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Board Member of various corporate boards (see below) (2002 to present)

OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST 5 YEARS:

Director of Alpha Natural Resources (07/2009 to present); Director of Foundation Coal Holdings, Inc. (from 12/2004 until 07/2009 when the company was acquired); Director of Provident Bankshares Corporation (from 05/2003 until 05/2009 when the company was acquired)

TRUSTEES AND OFFICERS OF JNL SERIES TRUST (“TRUST”)

NAME, ADDRESS AND (AGE)	POSITION(S) HELD WITH TRUST (LENGTH OF TIME SERVED)	NUMBER OF PORTFOLIOS IN FUND COMPLEX TO BE OVERSEEN BY TRUSTEE
Disinterested Trustees
Dominic D’Annunzio (75) 1 Corporate Way Lansing, MI 48951	Trustee [2] (02/2002 to 12/2013)[4] Chairman of the Board (2/2004 to 12/2010)	108
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Acting Commissioner of Insurance for the State of Michigan (01/1990 to 05/1990) and (08/1997 to 05/1998)
OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST 5 YEARS: None
Michelle Engler (55) 1 Corporate Way Lansing, MI 48951	Chair of the Board [3] (01/2011 to 12/2013)[5] Trustee [2] (12/2003 to present)	108
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Attorney (1983 to present)
OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST 5 YEARS: Director of Federal Home Loan Mortgage Corporation (2001 to 9/2008)
John Gillespie (60) 1 Corporate Way Lansing, MI 48951	Trustee [2] (12/2013 to present)	108
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Investor, Business Writer and Advisor (2006 to present); Entrepreneur-in-Residence, UCLA Office of Intellectual Property (2013 to present)
OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST 5 YEARS: None
James Henry, Ph.D. (75) 1 Corporate Way Lansing, MI 48951	Trustee [2] (01/2007 to 12/2013)[4]	108
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Dean Emeritus and Professor of Finance, Eli Broad College of Business and Graduate School of Management at Michigan State University (2001 to 07/2009)
OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST 5 YEARS: None
Richard McLellan (71) 1 Corporate Way Lansing, MI 48951	Trustee [2] (12/1994 to 12/2013)	108
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Attorney (2010 to present); Adjunct Associate Professor, Michigan State University (2008 to present); Senior Counsel, Dykema Gossett PLLC (2007 to 2009)
OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST 5 YEARS: Member of the Board of Directors of ITC Holdings Corp. (11/2007 to 08/2012)

TRUSTEES AND OFFICERS OF JNL SERIES TRUST (“TRUST”)

NAME, ADDRESS AND (AGE)	POSITION(S) HELD WITH TRUST (LENGTH OF TIME SERVED)	NUMBER OF PORTFOLIOS IN FUND COMPLEX TO BE OVERSEEN BY TRUSTEE
Disinterested Trustees
William R. Rybak (62) 1 Corporate Way Lansing, MI 48951	Trustee [2] (01/2007 to present)	108
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Board Member of various corporate boards (see below) (2002 to present)

OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST 5 YEARS:

Member of the Board of Directors of Christian Brothers Investments, Inc. (2010 to present); Member of the Board of Trustees of Lewis University (10/2012 to present), Chairman of the Board of Trustees of Lewis University (1982 – 2009) and Chair Emeritus (2009 to present); Member of the Board of Directors of Howe Barnes Hoefer Arnett (2001 to 03/2011); Member of the Boards of each of the Calamos Mutual Funds (2002 to present); Member of the Board of Directors of The PrivateBancorp (2003 to present)

Edward Wood (57) 1 Corporate Way Lansing, MI 48951	Trustee [2] (12/2013 to present)	108

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Chief Operating Officer, McDonnell Investment Management, LLC (08/2010 to present); Managing Director, Morgan Stanley Investment Management (06/2010 to 01/2011); President & Principal Executive Officer of the Van Kampen Funds, Van Kampen/Morgan Stanley (12/2008 to 05/2010; Chief Administrative Officer, Van Kampen Investments (01/2008 to 05/2010); Chief Operating Officer, Van Kampen Funds Inc. (01/2008 to 05/2010)

OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST 5 YEARS: None
Patricia A. Woodworth (58) 1 Corporate Way Lansing, MI 48951	Trustee [2] (01/2007 to present)	108
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, Chief Financial Officer and Chief Operating Officer, The J. Paul Getty Trust (12/2007 to present)
OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST 5 YEARS: None
Officers
Danielle A. Bergandine (33) 1 Corporate Way Lansing, MI 48951	Anti-Money Laundering Officer (12/2007 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Senior Compliance Analyst of the Adviser (6/2009 to present); Anti-Money Laundering Officer of other Investment Companies advised by Curian Capital, LLC (10/2011 to present)

TRUSTEES AND OFFICERS OF JNL SERIES TRUST (“TRUST”)

NAME, ADDRESS AND (AGE)	POSITION(S) HELD WITH TRUST (LENGTH OF TIME SERVED)	NUMBER OF PORTFOLIOS IN FUND COMPLEX TO BE OVERSEEN BY TRUSTEE
Officers
Karen J. Buiter (48) 1 Corporate Way Lansing, MI 48951	Assistant Treasurer (12/2008 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Vice President – Financial Reporting of the Adviser (07/2011 to present); Assistant Vice President – Financial Reporting of the Adviser (04/2008 to 06/2011); Assistant Treasurer of other Investment Companies advised by the Adviser (12/2008 to present); Assistant Treasurer of other Investment Companies advised by Curian Capital, LLC (11/2010 to present)

Kelly L. Crosser (41) 1 Corporate Way Lansing, MI 48951	Assistant Secretary (09/2007 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Assistant Secretary of other Investment Companies advised by the Adviser (09/2007 to present); Assistant Secretary of other Investment Companies advised by Curian Capital, LLC (11/2010 to present); Senior Compliance Analyst of Jackson National Life Insurance Company (04/2007 to 12/2013); Manager, Jackson National Life Insurance Company (12/2013 to present)

Steven J. Fredricks (43) 1 Corporate Way Lansing, MI 48951	Chief Compliance Officer (01/2005 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Chief Compliance Officer of the Adviser and other Investment Companies advised by the Adviser (01/2005 to present); Chief Compliance Officer of other Investment Companies advised by Curian Capital, LLC (10/2011 to 05/2012)

William Harding (39) 1 Corporate Way Lansing, MI 48951	Vice President (11/2012 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Vice President of the Adviser (10/2012 to present); Vice President of other Investment Companies advised by the Adviser (11/2012 to present); Head of Manager Research, Morningstar Associates (08/2011 to 10/2012); Director of Research, Morningstar Investment Services (01/2007 to 08/2011)

Daniel W. Koors (43) 1 Corporate Way Lansing, MI 48951	Vice President (12/2006 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Senior Vice President of the Adviser (01/2009 to present) and Chief Operating Officer of the Adviser (04/2011 to present); Chief Financial Officer of the Adviser (01/2007 to 04/2011); Treasurer and Chief Financial Officer of the Trust (12/2006 to 11/2011); Treasurer and Chief Financial Officer (Principal Financial Officer) of other Investment Companies advised by Curian Capital, LLC (11/2010 to present); Vice President of the Adviser (01/2007 to 12/2008); Vice President of other Investment Companies advised by the Adviser (12/2006 to present); Treasurer and Chief Financial Officer of other Investment Companies advised by the Adviser (12/2006 to 11/2011)

TRUSTEES AND OFFICERS OF JNL SERIES TRUST (“TRUST”)

NAME, ADDRESS AND (AGE)	POSITION(S) HELD WITH TRUST (LENGTH OF TIME SERVED)	NUMBER OF PORTFOLIOS IN FUND COMPLEX TO BE OVERSEEN BY TRUSTEE
Officers
Kristen K. Leeman (38) 1 Corporate Way Lansing, MI 48951	Assistant Secretary (08/2012 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Assistant Secretary of other Investment Companies advised by the Adviser (06/2012 to present); Senior Paralegal of Jackson National Life Insurance Company (03/2006 to present)

Gerard A. M. Oprins (54) 1 Corporate Way Lansing, MI 48951	Vice President (06/2012 to present) Treasurer and Chief Financial Officer (11/2011 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Senior Vice President and Chief Financial Officer of the Adviser (04/2011 to present); Vice President of other funds sponsored by Curian Capital, LLC that are in the same group of other investment companies advised by JNAM (03/2012 to present); Business Consultant (2009 to 03/2011)

Michael Piszczek (56) 1 Corporate Way Lansing, MI 48951	Vice President (11/2007 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Vice President – Tax of the Adviser (07/2011 to present); Assistant Vice President – Tax of the Adviser (11/2007 to 06/2011); Vice President of other Investment Companies advised by the Adviser (11/2007 to present); Vice President of other Investment Companies advised by Curian Capital, LLC (11/2010 to present)

Susan S. Rhee (42) 1 Corporate Way Lansing, MI 48951	Vice President, Counsel and Secretary (02/2004 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Senior Vice President and General Counsel of the Adviser (01/2010 to present); Chief Legal Officer (07/2004 to 12/2009) and Secretary (11/2000 to present) of the Adviser; Vice President, Counsel (Chief Legal Officer) and Secretary of other Investment Companies advised by Curian Capital, LLC (11/2010 to present); Vice President, Counsel, and Secretary of other Investment Companies advised by the Adviser (02/2004 to present)

[1]	Mr. Nerud is an “interested person” of the Trust due to his position with Jackson National Asset Management, LLC, the Adviser.
[2]	The interested and disinterested Trustees are elected to serve for an indefinite term.
[3]

Beginning January 1, 2011, the Chairperson shall serve as Chairperson for no more than three consecutive years and may not be re-elected as Chairperson until at least one year has elapsed since the end of the Chairperson’s term.

[4]	Trustees D’Annunzio and Henry retired from service on the Board as of December 31, 2013.
[5]	Trustee Engler’s tenure as Chairperson ended as of December 31, 2013. Trustee Crowley was elected as Chairperson effective January 1, 2014.

The Statement of Additional Information includes additional information about Fund Trustees and may be obtained at no charge by calling 1-800-873-5654 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), by writing JNL Series Trust, P.O. Box 30314, Lansing, Michigan 48951 or by visiting www.jackson.com.

TRUSTEES AND OFFICERS OF JNL SERIES TRUST (“TRUST”)

The interested Trustee and the Officers of the Trust (other than the Chief Compliance Officer, as described below) or the Adviser do not receive any compensation from the Trust for their services as Trustees or Officers. The following persons, who are disinterested Trustees of the Trust, and the Trust’s Chief Compliance Officer, received from the Trust the compensation amounts indicated for the services as such for the twelve-month period ended December 31, 2013:

TRUSTEE	AGGREGATE COMPENSATION FROM THE TRUST[1]	PENSION OR RETIREMENT BENEFITS ACCRUED AS PART OF TRUST EXPENSES	ESTIMATED ANNUAL BENEFITS UPON RETIREMENT	TOTAL COMPENSATION FROM THE TRUST AND FUND COMPLEX
Michael Bouchard	$165,698	$0	$0	$190,000	[4]
Ellen Carnahan[11]	$19,006	$0	$0	$21,793	[5]
William J. Crowley, Jr.	$183,140	$0	$0	$210,000	[6]
Dominic D’Annunzio[12]	$165,698	$0	$0	$190,000	[7]
Michelle Engler [3]	$209,304	$0	$0	$240,000
John Gillespie[11]	$19,006	$0	$0	$21,793
James Henry[12]	$170,059	$0	$0	$195,000	[8]
Richard McLellan	$163,518	$0	$0	$187,500
William R. Rybak	$178,781	$0	$0	$205,000
Edward Wood[11]	$19,006	$0	$0	$21,793	[9]
Patricia Woodworth	$165,698	$0	$0	$190,000	[10]
Steven J. Fredricks [2]	$315,524	$0	$0	$361,800

[1]

The fees paid to the independent Trustees are paid for combined service on the Boards of the Trust, JNL Investors Series Trust, JNL Variable Fund LLC, and JNL Strategic Income Fund LLC (the “Fund Complex”). The fees are allocated to the Funds and affiliated investment companies on a pro-rata basis based on net assets. The total fees to all the independent Trustees are $1,672,880.

[2]

Mr. Fredricks’ compensation is paid by the Funds for his duties as the Chief Compliance Officer of the Fund Complex. The expense is allocated to the Funds and affiliated investment companies on a pro-rata basis based on net assets.

[3]	Ms. Engler was an ex officio member of the Governance Committee until December 31, 2013. Therefore, she did not receive any compensation as a member of the Governance Committee.
[4]	Amount includes $2,375 deferred by Mr. Bouchard.
[5]	Amount includes $10,897 deferred by Ms. Carnahan.
[6]	Amount includes $177,488 deferred by Mr. Crowley.
[7]	Amount includes $95,000 deferred by Mr. D’Annunzio.
[8]	Amount includes $175,500 deferred by Mr. Henry.
[9]	Amount includes $21,793 deferred by Mr. Wood.
[10]	Amount includes $95,000 deferred by Ms. Woodworth.
[11]	Ms. Carnahan, Mr. Gillespie and Mr. Wood were elected as independent Trustees of the Board effective December 1, 2013.
[12]	Messrs. D’Annunzio and Henry retired from service from the Board of the Fund Complex effective December 31, 2013.

JNL SERIES TRUST

(“TRUST”)

APPROVAL OF THE TRUST’S

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Trustees of the Trust (“Board”) oversees the management of the Trust and its separate Funds (each a “Fund” and collectively the “Funds”) and, as required by law, determines whether to approve the Trust’s advisory agreement (“Advisory Agreement”) with Jackson National Asset Management, LLC (“JNAM”) and each Fund’s Sub-Adviser(s) (“Sub-Advisory Agreements” and, collectively with the Advisory Agreement, the “Agreements”).

At meetings on December 16-17, 2013, the Board, including all of the independent trustees, who are not considered interested persons of the Funds (as defined in the Investment Company Act of 1940, as amended) (the “Independent Trustees”) considered information relating to the addition of ten new funds to the Advisory Agreement and approval of three new Sub-Advisory Agreements and amendment of two Sub-Advisory Agreements. In advance of the meetings, independent legal counsel for the Independent Trustees requested that certain information be provided to the Board relating to the Agreements. The Board received, and had the opportunity to review, this and other materials, ask questions and request further information in connection with its consideration. At the conclusion of the Board’s discussions, the Board approved the Agreements through June 30, 2015.

In reviewing the Agreements and considering the information, the Board was advised by outside independent legal counsel. The Board considered the factors it deemed relevant, including: (1) the nature, quality and extent of the services to be provided, (2) the investment performance of each Fund, (3) cost of services of each Fund, (4) profitability data, (5) whether economies of scale may be realized and shared, in some measure, with investors as each Fund grows, and (6) other benefits that may accrue to JNAM or each Sub-Adviser through its relationship with the Trust. In its deliberations, the Board, in exercising its business judgment did not identify any single factor that alone was responsible for the Board’s decision to approve the Agreements.

Before approving the Agreements, the Independent Trustees met in executive session with their independent legal counsel to consider the materials provided by JNAM and the terms of the Agreements. Based on its evaluation of those materials, the Board, including the interested and Independent Trustees, concluded that the Agreements are in the best interests of the shareholders of the applicable Fund. In reaching its conclusions, the Board considered numerous factors, including the following:

Nature, Quality and Extent of Services

The Board examined the nature, quality and extent of the services to be provided by JNAM and the Sub-Advisers.

For each Fund, the Board considered the services to be provided by JNAM, including but not limited to the oversight of the Sub-Advisers pursuant to the “Manager of Managers” exemption, as well as the provision of recordkeeping and compliance services to the Funds. The Board also took into account that JNAM would monitor the performance of the various organizations that would provide services to the Funds, including the Funds’ distributor, transfer agent, and custodian. With respect to JNAM’s oversight of the Sub-Advisers, the Board noted that JNAM would be responsible for screening and recommending new sub-advisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the existing Sub-Advisers. The Board also considered the investment sub-advisory services to be provided by each Sub-Adviser. The Board noted JNAM’s evaluation of the Sub-Advisers, as well as JNAM’s recommendations, based on its review of the Sub-Advisers, to approve the Sub-Advisory Agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of JNAM’s senior management that would be responsible for oversight of the Funds and each Sub-Adviser, and also reviewed the qualifications, backgrounds and responsibilities of the Sub-Advisers’ portfolio managers who would be responsible for the day-to-day management of each Fund. The Board reviewed information pertaining to JNAM’s and each Sub-Adviser’s organizational structure, senior management, financial stability, investment operations, and other relevant information pertaining to both JNAM and each Sub-Adviser. The Board considered compliance reports about JNAM and the Sub-Advisers from the Funds’ Chief Compliance Officer.

Based on the foregoing, the Board concluded that (i) each Fund is likely to benefit from the nature, extent and quality of the services to be provided by JNAM under the Agreement and (ii) each Fund is likely to benefit from the nature, extent and quality of the services to be provided by each Sub-Adviser under the applicable Sub-Advisory Agreement.

Investment Performance of the Funds

The Board considered that each Fund had not yet commenced operations and as a result there was no performance data to review.

New Funds – JNL Series Trust:

JNL/Scout Unconstrained Bond Fund. The Board took into account that the Fund had not commenced operations and there was no performance data to review. The Board did review the performance of certain of Reams Asset Management’s, a division of Scout Investments, investment mandates with a similar investment strategy. The Board concluded that it would be in the best interest of the Fund and its potential shareholders to approve the Agreements.

JNL/MMRS Growth Fund, JNL/MMRS Moderate Fund and JNL/MMRS Conservative Fund. The Board noted that the Funds had not yet commenced operations, and as a result the Sub-Adviser’s performance could not be reviewed. The Board, however, considered the performance of Milliman Financial Risk Management’s similarly managed live strategies, as well as simulated performance of proposed strategies. The Board concluded that it would be in the best interest of the Funds and each Fund’s potential shareholders to approve the Agreements.

JNL/AllianceBernstein Dynamic Asset Allocation Fund. The Board took into account that the Fund had not commenced operations and there was no performance data to review. The Board did review the performance of certain of AllianceBernstein L.P.’s investment mandates with a similar investment strategy. The Board concluded that it would be in the best interest of the Fund and its potential shareholders to approve the Agreements.

JNL/S&P Mid 3 Fund. The Board took into account that the Fund had not commenced operations and there was no performance data to review. The Board also considered back-tested performance data and experience of S&P in managing similar mandates. The Board concluded that it would be in the best interest of the Fund and its potential shareholders to approve the Agreements.

JNL Strategic Moderate Fund, JNL Strategic Moderately Aggressive Fund, JNL Strategic Moderate with Alternatives Fund and JNL Strategic Moderately Aggressive with Alternatives Fund. The Board noted that it could not consider the Funds’ performances as the Funds had not yet commenced operations. The Board did consider the performance of JNAM in managing other Funds with similar strategies. The Board concluded that it would be in the best interest of the Funds and each Fund’s potential shareholders to approve the Agreements.

Costs of Services

The Board reviewed the fees to be paid to JNAM and each Fund’s Sub-Adviser(s). For each Fund, the Board reviewed fee and expense information as compared to that of comparable funds managed by other advisers, as well as fees charged by each Sub-Adviser to similar clients, if any. The Board also noted that JNAM does not manage any institutional accounts with which Funds’ fees could be compared. Using information provided by an independent data service, the Board evaluated each Fund’s advisory fees compared to the average advisory fees for other funds similar in size, character and investment strategy (the “peer group”). While the Board also considered each Fund’s sub-advisory fee and compared that to the average sub-advisory fee of the peer group, the Board noted that each Fund’s sub-advisory fee would be paid by JNAM (not the Fund) and, therefore, would be neither a direct shareholder expense nor a direct influence on a Fund’s total expense ratio.

Further detail considered by the Board regarding the advisory and sub-advisory fees of each Fund is set forth below:

New Funds – JNL Series Trust:

JNL/Scout Unconstrained Bond Fund The Board considered that the advisory fees are higher than the peer group average, but the sub-advisory fees are lower than the peer group average. The Board also noted that the total expense ratio was below that of the peer group average. The Board concluded that the advisory fees and sub-advisory fees are in the best interests of the Fund and its potential shareholders in light of the services to be provided.

JNL/MMRS Conservative Fund, JNL/MMRS Moderate Fund and JNL/MMRS Growth Fund. The Board took into account that each Fund’s advisory fee was higher than the respective peer group average, and that the independent data provider did not identify a peer group for the Funds’ sub-advisory fees. The Board also considered that each Fund’s total expense ratio (excluding underlying Fund expenses) was below that of the respective peer group average, but each Fund’s total expense ratio (including underlying Fund expenses) was higher than the respective peer group average. The Board concluded that the advisory fees and sub-advisory fees are in the best interests of each Fund and its respective potential shareholders in light of the services to be provided.

JNL/AllianceBernstein Dynamic Asset Allocation Fund The Board considered that the advisory and sub-advisory fees are higher than the respective peer group averages, but noted that the total expense ratio was equal to that of the peer group average. The Board concluded that the advisory fees and sub-advisory fees are in the best interests of the Fund and its potential shareholders in light of the services to be provided.

JNL/S&P MID 3 Fund The Board took into account that the advisory fees and sub-advisory fees are lower than the respective peer group averages. The Board also considered that the total expense ratio was below that of the peer group average. The Board concluded that the advisory fees and sub-advisory fees are in the best interests of the Fund and its potential shareholders in light of the services to be provided.

JNL Strategic Moderate Fund, JNL Strategic Moderately Aggressive Fund, JNL Strategic Moderate with Alternatives Fund and JNL Strategic Moderately Aggressive with Alternatives Fund. The Board took under consideration that each Fund’s advisory fees are equal to the respective peer group average. The Board noted that each Fund’s total expense ratio (excluding underlying Fund expenses) was lower than the respective peer group average, but each Fund’s total expense ratio (including underlying Fund expenses) was higher than the respective peer group average. The Board concluded that the advisory fees and sub-advisory fees are in the best interests of each Fund and its respective potential shareholders in light of the services to be provided.

Economies of Scale

The Board considered whether each Fund’s proposed advisory fee reflects the potential for economies of scale for the benefit of Fund shareholders. Based on information provided by JNAM, the Board noted that the fee arrangement for each Fund, contains breakpoints that decrease the fee rate as assets increase. The Board concluded that the advisory fees in some measure share economies of scale with shareholders.

Other Benefits to JNAM and the Sub-Advisers

In evaluating the benefits that may accrue to JNAM through its relationship with the Funds, the Board noted that JNAM and certain of its affiliates would serve the Funds in various capacities, including as adviser, administrator, transfer agent and distributor, and receive compensation from the Funds in connection with providing services to the Funds. The Board noted that each service to be provided to the Funds by JNAM or one of its affiliates would be pursuant to a written agreement, which the Board would evaluate periodically as required by law. The Board also noted that certain Sub-Advisers may pay for portions of meetings organized by the Funds’ distributor to educate wholesalers about the Fund(s) that each of those Sub-Advisers manage. The Board considered JNAM’s assertion that those meetings would not yield a profit to the Funds’ distributor, Sub-Advisers would not be required to participate in the meetings and recommendations to hire or fire Sub-Advisers would not be influenced by a Sub-Adviser’s willingness to participate in the meetings. In addition, certain affiliates of the Sub-Advisers may participate in the sale of funds or insurance contracts and are compensated by the Funds’ distributor for its activities, in addition to payments for marketing and conferences. Lastly, certain affiliates of JNAM may receive benefits under the federal income tax laws with respect to tax deductions and credits.

In evaluating the benefits that may accrue to the Sub-Advisers through their relationship with the Fund(s), the Board noted that each Sub-Adviser may receive indirect benefits in the form of soft dollar arrangements for portfolio securities trades placed with the Funds’ assets and may also develop additional investment advisory business with JNAM, the Funds or other clients of the sub-adviser as a result of its relationship with the Fund(s).

SUPPLEMENT DATED SEPTEMBER 16, 2013

TO THE SUMMARY PROSPECTUS DATED APRIL 29, 2013

JNL® SERIES TRUST

Please note that the changes apply to your variable annuity and/or variable life product(s).

In the summary prospectus for the JNL/Franklin Templeton International Small Cap Growth Fund, please delete the section entitled “Principal Investment Strategies,” in its entirety and replace it with the following:

Principal Investment Strategies. Under normal market conditions, the Fund invests at least 80% of its net assets in a diversified portfolio of marketable equity and equity-related securities of smaller international companies, including those of emerging or developing markets. Smaller international companies are companies with market capitalizations not exceeding (i) $5 billion or the equivalent in local currencies or (ii) the highest market capitalization in the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Small Cap Index or the All Country World exUS (ACWIxUS) Small Cap Index, whichever is greater, at the time of purchase.

The Fund invests predominantly in securities listed or traded on recognized international markets in developed countries, such as those included in the MSCI EAFE Small Cap Index and ACWIxUS Small Cap Index. The Fund, from time to time, may have significant investments in a particular sector or country.

In choosing individual equity investments, the Fund’s Sub-Advisers utilize a fundamental “bottom-up” approach involving in-depth proprietary analysis of individual equity securities. In narrowing down the universe of eligible investments, the Sub-Advisers employ a quantitative and qualitative approach to identify smaller international companies that the Sub-Advisers believe have the potential to generate attractive returns. Overall, the Sub-Advisers seek to invest in companies with attractive valuations.

In the summary prospectus for the JNL/Franklin Templeton International Small Cap Growth Fund, in the section entitled “Principal Risks of Investing in the Fund,” please add the following risks:

•

Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody. The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•

Investment style risk – Value stocks may not increase in price if other investors fail to recognize a security’s potential worth, or the factors that are expected to increase the price of a security do not occur. In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for long periods of time.

In the summary prospectus for the JNL/Franklin Templeton International Small Cap Growth Fund, in the section entitled “Portfolio Management,” please delete the sub-section entitled “Sub-Adviser” and “Portfolio Managers” and replace with the following:

Sub-Adviser:

Franklin Templeton Institutional, LLC (“FTI”)

Co-Sub-Adviser:

Templeton Investment Counsel, LLC (“TIC”)

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Edwin Lugo, CFA (FTI)	2010	Senior Vice President and Portfolio Manager
Harlan Hodes (TIC)	2013	Executive Vice President/Portfolio Manager-Research Analyst

This supplement is dated September 16, 2013.

SUPPLEMENT DATED OCTOBER 3, 2013

TO THE SUMMARY PROSPECTUS DATED APRIL 29, 2013

JNL® SERIES TRUST

Please note that all changes are effective October 1, 2013, unless otherwise noted, and apply to your variable annuity product(s).

Effective August 31, 2013, for the JNL/American Funds Global Small Capitalization Fund, please remove all references to Kristian Stromsoe.

In the summary prospectus for the JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund, and JNL Institutional Alt 65 Fund, in the section entitled “Portfolio Management,” please delete the sub-section entitled “Portfolio Managers” and replace with the following:

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Steven B. Young	2009	Vice President and Portfolio Manager
James W. Gilmore	2013	Vice President and Portfolio Manager
William Harding	2013	Vice President and Portfolio Manager

This supplement is dated October 3, 2013.

SUPPLEMENT DATED OCTOBER 21, 2013

TO THE SUMMARY PROSPECTUS DATED APRIL 29, 2013

JNL® SERIES TRUST

Please note that all changes apply to your variable annuity and/or variable life product(s).

Effective September 13, 2013, for the JNL/PPM America Mid Cap Value Fund, JNL/PPM America Small Cap Value Fund, and JNL/PPM America Value Equity Fund, please remove all references to Samuel Yee.

This supplement is dated October 21, 2013.

SUPPLEMENT DATED NOVEMBER 8, 2013

TO THE SUMMARY PROSPECTUS DATED APRIL 29, 2013

JNL® SERIES TRUST

Please note that all changes apply to your variable annuity and/or variable life product(s).

Effective November 8, 2013, for the summary prospectus for JNL/American Funds Global Bond Fund, please delete the table entitled “Portfolio Managers” and replace it with the following:

Portfolio Manager:

Name:	Joined Fund Management Team In:	Title:
Mark H. Dalzell	May 2010	Senior Vice President –Fixed Income, CRMC
Thomas H. Hogh	May 2010	Senior Vice President – Fixed Income, Capital Research Company (“CRC”)
Marcus B. Linden	November 2013	Senior Vice President – Fixed Income, CRC
Robert H. Neithart	November 2013	Senior Vice President – Fixed Income, CRMC

Effective October 25, 2013, for the summary prospectus for JNL/Eastspring Investments Asia ex-Japan Fund, please delete the table entitled “Portfolio Managers” and replace it with the following:

Portfolio Manager:

Name:	Joined Fund Management Team In:	Title:
Hugh Maxwell-Davis	October 2013	Portfolio Manager

This supplement is dated November 8, 2013.

SUPPLEMENT DATED DECEMBER 18, 2013

TO THE SUMMARY PROSPECTUS DATED APRIL 29, 2013

JNL® SERIES TRUST

Please note that the changes apply to your variable annuity and/or variable life product(s).

In the summary prospectus for the JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund, please add the following bullets to the section entitled “Principal Risks of Investing in the Fund”:

•

Micro-cap company risk – Micro-cap stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations.

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.

•	Small cap investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.

This supplement is dated December 18, 2013.

SUPPLEMENT DATED JANUARY 2, 2014

TO THE SUMMARY PROSPECTUS DATED APRIL 29, 2013

JNL® SERIES TRUST

Please note that all changes apply to your variable annuity product(s).

Effective December 31, 2013, please remove all references to Steven B. Young for the following funds:

•	JNL Institutional Alt 20 Fund

•	JNL Institutional Alt 35 Fund

•	JNL Institutional Alt 50 Fund

•	JNL Institutional Alt 65 Fund

This supplement is dated January 2, 2014.

SUPPLEMENT DATED JANUARY 23, 2014

TO THE SUMMARY PROSPECTUS DATED APRIL 29, 2013

JNL® SERIES TRUST

Please note that all changes apply to your variable annuity and/or variable life product(s).

Effective November 19, 2013, in the summary prospectus for the JNL/M&G Global Basics Fund, please delete the table entitled “Portfolio Managers” in its entirety and replace it with the following:

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Sandeep Somel	November 2013	Portfolio Manager

Effective January 10, 2014, in the summary prospectuses for the JNL/PPM America Mid Cap Value Fund, JNL/PPM America Small Cap Value Fund, and JNL/PPM America Value Equity Fund, please delete the table entitled “Portfolio Managers” in its entirety and replace it with the following:

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Richard S. Brody, CFA	2008	Executive Vice President
Jeffrey J. Moran, CFA, CPA	2008	Senior Managing Director
Kevin R. McCloskey, CFA	2008	Senior Managing Director
Michael P. MacKinnon, CFA, CPA	2009	Managing Director
Naveen Bobba	2014	Senior Managing Director

Effective January 16, 2014, in the summary prospectuses for the JNL/T. Rowe Price Established Growth Fund, please delete the table entitled “Portfolio Managers” in its entirety and replace it with the following:

Portfolio Manager:

Name:	Joined Fund Management Team In:	Title:
Joseph B. Fath	January 2014	Vice President

Effective January 21, 2014, in the summary prospectus for the JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund, and JNL Institutional Alt 65 Fund, in the section entitled “Principal Investment Strategies” please delete the table entitled “Non-Traditional Asset Classes and Strategies” in its entirety and replace it with the following:

Non-Traditional Asset Classes and Strategies

Global Real Estate

Listed Private Equity

Long/Short

Market Neutral

Commodities Broad Basket

Absolute Return

Managed Futures

Infrastructure

Natural Resources

Convertible Arbitrage

Merger Arbitrage

Currency

Precious Metals

Global Long/Short Credit

Global Macro

Risk Parity

Covered Call Writing

This supplement is dated January 23, 2014.

JNL Series Trust JNL Variable Fund LLC One Corporate Way Lansing, MI 48951	PRSRT STD U.S. POSTAGE PAID JACKSON NATIONAL ASSET MANAGEMENT L.L.C.

VADV7338 01/14

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant had adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no substantive amendments or any waivers to this code of ethics during the period covered by this report. A copy of this code of ethics is filed as Exhibit 12(a)(1) to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

The registrant has named William J. Crowley, Jr. as an Audit Committee financial expert serving on its Audit Committee. William J. Crowley, Jr. is not an “interested person” of the Trust, as that term is defined by Section 2(a)(19) of the Investment Company Act of 1940, as amended, and is considered “independent” for purposes of this Item.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Trustees.

Item 4. Principal Accountant Fees and Services.

(a)-(d)

The administrator of the registrant is responsible for payment of all expenses associated with the annual audit and other required services of the independent registered accounting firm, and all expenses associated with the preparation and filing of the tax returns.

KPMG LLP (“KPMG”) was appointed by the Board of Trustees as the independent registered public accounting firm of the registrant for the fiscal years ended December 31, 2012 and December 31, 2013. The following table sets forth aggregate fees billed by KPMG for the respective period for professional services rendered to the registrant.

Fees for Services Rendered to the Registrant by KPMG

Fiscal Year	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
2012	$824,000	$19,950	$197,338	$0
2013	$911,524	$22,050	$252,046	$115,873

The above Audit-Related Fees for 2012 and 2013 are the aggregate fees billed for professional services rendered by KPMG to the registrant for the services provided in connection with the registrant’s Rule 17f-2 security counts.

The above Tax Fees for 2012 and 2013 are the aggregate fees billed for professional services by KPMG to the registrant for tax compliance, tax advice, and tax return review.

The above All Other Fees for 2013 are the aggregate fees billed for professional services by KPMG to the registrant related to European withholding reclaims.

Fees for Services Rendered to Adviser Entities by KPMG

The following table sets forth the amount of fees that were billed by KPMG for the respective period to any entity controlling, controlled by, or under common control with the investment adviser that provided ongoing services to the registrant (“Adviser Entities”) that were directly related to the registrant’s operations and financial reporting.

Fiscal Year	Audit-Related Fees	Tax Fees	All Other Fees
2012	$124,084	$14,500	$0
2013	$128,954	$10,000	$0

The above Audit-Related Fees are the aggregate fees billed to Adviser Entities for the performance of an internal control review pursuant to Statement on Standards for Attestation Engagements No. 16 of the registrant’s adviser and administrator and an audit of a non-registered affiliated investment company.

The above Tax Fees for 2012 and 2013 are the aggregate fees billed for professional services by KPMG to Adviser Entities for tax compliance, tax advice, and tax return review.

(e)(1) The Audit Committee is authorized to pre-approve non-audit services provided by the registrant’s auditors, if they find it appropriate in light of their fiduciary duties and in the exercise of their good faith business judgment and compatible with the auditor’s independence. The Chairman of the Audit Committee is authorized to approve audit and non-audit services for newly established funds of the registrant on the same terms as the full Audit Committee previously had approved for the then existing Funds.

(e)(2) 0%

(f) Not applicable.

(g) As detailed in the tables above, the aggregate fees billed for all non-audit fees to the registrant and Adviser Entities for the fiscal year ended December 31, 2012 was $355,872. As detailed in the tables above, the aggregate fees billed for all non-audit fees to the registrant and Adviser Entities for the fiscal year ended December 31, 2013 was $528,923.

(h) For the fiscal years ended December 31, 2012 and December 31, 2013, the Audit Committee of the registrant’s Board of Trustees considered the provision of non-audit services that were rendered to the Adviser Entities that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X and concluded that such services were compatible with maintaining KPMG’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

(a) Below is a Schedule I – Investments in securities of unaffiliated issuers for the JNL/BlackRock Commodity Securities Strategy Fund, the JNL/BlackRock Global Allocation Fund, the JNL/Capital Guardian Global Balanced Fund, the JNL/Capital Guardian Global Diversified Research Fund, the JNL/DFA U.S. Core Equity Fund, the JNL/Eagle SmallCap Equity Fund, the JNL/Franklin Templeton Global Growth Fund, the JNL/Franklin Templeton Income Fund, the JNL/Franklin Templeton Global Multisector Bond Fund, the JNL/Franklin Templeton Mutual Shares Fund, the JNL/Franklin Templeton Small Cap Value Fund, the JNL/Goldman Sachs Emerging Markets Debt Fund, the JNL/Goldman Sachs Mid Cap Value Fund, the JNL/Goldman Sachs U.S. Equity Flex Fund, the JNL/Invesco Global Real Estate Fund, the JNL/Invesco International Growth Fund, the JNL/Invesco Large Cap Growth Fund, the JNL/Invesco Small Cap Growth Fund, the JNL/Ivy Asset Strategy Fund, the JNL/JPMorgan International Value Fund, the JNL/JPMorgan MidCap Growth Fund, the JNL/Lazard Emerging Markets Fund, the JNL/Mellon Capital Bond Index Fund, the JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund, the JNL/Mellon Capital Emerging Markets Index Fund, the JNL/Mellon Capital International Index Fund, the JNL/Mellon Capital S&P 400 MidCap Index Fund, the JNL/Mellon Capital S&P 500 Index Fund, the JNL/Mellon Capital Small Cap Index Fund, the JNL/Neuberger Berman Strategic Income Fund, the JNL/Oppenheimer Global Growth Fund, the JNL/PPM America Floating Rate Income Fund, the JNL/PPM America High Yield Bond Fund, the JNL/T.Rowe Price Established Growth Fund, the JNL/T. Rowe Price Mid-Cap Growth Fund, the JNL/T.Rowe Price Short-Term Bond Fund, the JNL/T. Rowe Price Value Fund, the JNL/WMC Balanced Fund, and the JNL/WMC Value Fund, for which a summary schedule of investments was provided in the Annual Report dated December 31, 2013 , pursuant to §210.1212 of Regulation S-X.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
JNL/BlackRock Commodity Securities Strategy Fund (b)

COMMON STOCKS - 76.1%

ENERGY - 71.1%
Anadarko Petroleum Corp.	331	$26,262
Antero Resources Corp. (c)	53	3,350
Apache Corp.	281	24,108
Baker Hughes Inc.	263	14,537
Cabot Oil & Gas Corp. - Class A	920	35,665
Cameron International Corp. (c)	453	26,957
Canadian Natural Resources Ltd.	501	16,965
Carrizo Oil & Gas Inc. (c)	152	6,820
Cenovus Energy Inc.	318	9,112
Chevron Corp.	363	45,281
Cimarex Energy Co.	114	11,984
CNOOC Ltd. - ADR (e)	31	5,876
Coastal Energy Co. (c) (e)	462	8,205
ConocoPhillips	145	10,259
CONSOL Energy Inc.	152	5,789
Crew Energy Inc. (c)	580	3,486
Devon Energy Corp.	470	29,049
Dresser-Rand Group Inc. (c)	478	28,531
Dril-Quip Inc. (c)	192	21,097
EnCana Corp.	163	2,947
Ensco Plc - Class A	365	20,883
EOG Resources Inc.	404	67,874
EQT Corp.	237	21,286
Exxon Mobil Corp.	478	48,337
FMC Technologies Inc. (c)	624	32,594
Forum Energy Technologies Inc. (c)	82	2,320
Frank’s International NV (e)	244	6,580
Halliburton Co.	461	23,398
Helmerich & Payne Inc.	257	21,618
Hess Corp.	201	16,643
Husky Energy Inc.	169	5,355
Kosmos Energy Ltd. (c)	427	4,773
Legacy Oil + Gas Inc. (c)	224	1,291
LinnCo LLC	160	4,924
Marathon Oil Corp.	377	13,300
Marathon Petroleum Corp.	183	16,828
MEG Energy Corp. (c)	100	2,874
Murphy Oil Corp.	349	22,671
Murphy USA Inc. (c)	87	3,632
National Oilwell Varco Inc.	548	43,569
Newfield Exploration Co. (c)	157	3,873
Noble Corp plc	362	13,581
Noble Energy Inc.	428	29,163
Occidental Petroleum Corp.	362	34,379
Paramount Resources Ltd. - Class A (c)	38	1,403
Peabody Energy Corp.	317	6,187
Phillips 66	118	9,079
Pioneer Natural Resources Co.	153	28,074
Range Resources Corp.	380	32,062
Rowan Cos. Plc - Class A (c)	129	4,553
Saipem SpA	196	4,203
Schlumberger Ltd.	367	33,071
Southwestern Energy Co. (c)	198	7,776
Suncor Energy Inc.	874	30,654
Talisman Energy Inc.	911	10,594
Technip SA - ADR	547	13,209
Total SA - ADR	235	14,392
Transocean Ltd.	98	4,854
Trican Well Service Ltd. (e)	180	2,203
Uranium Energy Corp. (c) (q)	366	731
Valero Energy Corp.	198	9,984
Weatherford International Ltd. (c)	192	2,969

	Shares/Par (p)	Value
Whiting Petroleum Corp. (c)	255	15,770
Williams Cos. Inc.	124	4,795

		1,034,589

MATERIALS - 5.0%
BHP Billiton Ltd.	161	5,497
E.I. du Pont de Nemours & Co.	114	7,424
Eldorado Gold Corp.	1,042	5,913
First Quantum Minerals Ltd.	624	11,244
Franco-Nevada Corp.	159	6,481
Goldcorp Inc.	348	7,555
HudBay Minerals Inc.	338	2,778
Newcrest Mining Ltd.	386	2,708
Newmont Mining Corp.	75	1,728
Praxair Inc.	47	6,048
Southern Copper Corp.	358	10,269
Vale SA - ADR (e)	373	5,694

		73,339

Total Common Stocks (cost $929,000)		1,107,928

COMMODITY INDEXED STRUCTURED NOTES - 7.3%
Bank of America Corp., Dow Jones-UBS Commodity Index 3 Month Forward Total Return commodity linked note, 0.18%, 06/27/14 (i)	$15,500	13,131
Deutsche Bank AG, Dow Jones-UBS Commodity Index 2 Month Forward Total Return commodity linked note, 0.24%, 12/30/14 (i)	7,500	7,857
JPMorgan Chase, Dow Jones-UBS Commodity Index 2 Month Forward Total Return commodity linked note, 0.25%, 09/15/14 (i)	7,000	7,232
JPMorgan Chase, Dow Jones-UBS Commodity Index 2 Month Forward Total Return commodity linked note, 0.24%, 01/06/15 (i)	10,500	10,986
JPMorgan Chase, Dow Jones-UBS Commodity Index Forward Total Return commodity linked note, 0.25%, 08/04/14 (i)	4,000	4,129
JPMorgan Chase, Dow Jones-UBS Commodity Index Total Return commodity linked note, 0.25%, 07/14/14 (i)	11,500	9,847
JPMorgan Chase, Dow Jones-UBS Commodity Index Total Return commodity linked note, 0.24%, 09/03/14 (i)	6,000	5,886
JPMorgan Chase, Dow Jones-UBS Commodity Index Total Return commodity linked note, 0.25%, 09/15/14 (i)	10,500	11,030
UBS AG, Dow Jones-UBS Commodity Index 2 Month Forward Total Return commodity linked note, 0.24%, 02/14/14 (i)	15,000	10,602
UBS AG, Dow Jones-UBS Commodity Index 2 Month Forward Total Return commodity linked note, 0.18%, 07/10/14 (i)	20,500	18,551
UBS AG, Dow Jones-UBS Commodity Index 2 Month Forward Total Return commodity linked note, 0.25%, 12/29/14 (i)	6,000	6,226

Total Commodity Indexed Structured Notes (cost $108,155)		105,477

SHORT TERM INVESTMENTS - 17.5%

Investment Companies - 1.1%
JNL Money Market Fund, 0.01% (a) (h)	15,653	15,653

Securities Lending Collateral - 0.9%
Securities Lending Cash Collateral Fund LLC, 0.22% (a) (h)	12,719	12,719

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
Treasury Securities - 15.5%
U.S. Treasury Bill
0.09%, 02/06/14	$201,600	201,596
0.10%, 05/22/14	10,400	10,397
0.08%, 06/12/14	14,000	13,997

		225,990

Total Short Term Investments (cost $254,361)		254,362

Total Investments - 100.9% (cost $1,291,516)		1,467,767
Other Assets and Liabilities, Net - (0.9%)		(12,816)

Total Net Assets - 100.0%		$1,454,951

JNL/BlackRock Global Allocation Fund (b)

COMMON STOCKS - 64.4%

CONSUMER DISCRETIONARY - 6.5%
Aisin Seiki Co. Ltd.	80	$3,248
Amazon.com Inc. (c)	9	3,546
American Eagle Outfitters Inc.	49	707
Barratt Developments Plc	529	3,059
Bayerische Motoren Werke AG	34	4,048
Benesse Corp.	37	1,474
BorgWarner Inc.	44	2,458
Bridgestone Corp.	149	5,634
Charter Communications Inc. - Class A (c)	20	2,715
Cheng Shin Rubber Industry Co. Ltd.	521	1,364
Coach Inc.	103	5,803
Comcast Corp. - Class A	181	9,386
Compagnie Generale des Etablissements Michelin	14	1,450
Daihatsu Motor Co. Ltd.	39	663
Delphi Automotive Plc	38	2,289
Delta Topco Ltd. (c) (f) (q)	2,155	1,367
Denso Corp.	105	5,536
DISH Network Corp. - Class A (c)	12	675
Dongfeng Motor Group Co. Ltd. - Class H	397	624
Electrolux AB	24	638
Extended Stay America Inc. (c)	35	916
Ford Motor Co.	475	7,327
Fuji Heavy Industries Ltd.	488	14,019
Futaba Industrial Co. Ltd. (c) (e)	68	260
General Motors Co. (c)	243	9,944
Guinness Peat Group Plc (c)	214	104
Hilton Worldwide Holdings Inc. (c)	134	2,977
Honda Motor Co. Ltd.	167	6,902
Hyundai Motor Co.	14	3,116
Hyundai Wia Corp.	3	527
International Game Technology	34	619
Johnson Controls Inc.	69	3,539
Lear Corp.	3	227
Liberty Media Corp. - Class A (c)	35	5,094
LVMH Moet Hennessy Louis Vuitton SA	13	2,440
Macy’s Inc.	3	139
Manchester United Plc - Class A (c) (e)	80	1,237
Mattel Inc.	66	3,143
McDonald’s Corp.	69	6,717
Mediaset SpA (c)	475	2,254
MRV Engenharia e Participacoes SA	347	1,239
Nitori Co. Ltd.	30	2,873
Renault SA	18	1,424
Rinnai Corp. (e)	20	1,582
Ross Stores Inc.	2	119
RTL Group SA (c)	27	3,455
Ryohin Keikaku Co. Ltd.	20	2,142
Shaw Communications Inc. - Class B (e)	131	3,192

	Shares/Par (p)	Value
Suzuki Motor Corp.	302	8,146
Taylor Wimpey Plc	1,593	2,950
Time Warner Cable Inc.	4	551
Toyota Industries Corp.	125	5,646
Toyota Motor Corp.	74	4,482
TRW Automotive Holdings Corp. (c)	33	2,464
Viacom Inc. - Class B	6	480
Williams-Sonoma Inc.	19	1,134
Wyndham Worldwide Corp.	7	515
Yamada Denki Co. Ltd. (e)	951	3,110
Yulon Motor Co. Ltd.	614	1,114
Zhongsheng Group Holdings Ltd.	824	1,139
Zon Optimus SGPS SA	209	1,553

		177,495

CONSUMER STAPLES - 4.1%
Ajinomoto Co. Inc.	205	2,968
Anheuser-Busch InBev NV	44	4,692
Beam Inc.	12	812
Beiersdorf AG	17	1,760
Casino Guichard Perrachon SA	23	2,640
Chaoda Modern Agriculture Holdings Ltd. (c) (f) (q)	604	69
Church & Dwight Co. Inc.	20	1,357
Coca-Cola Co.	326	13,461
Colgate-Palmolive Co.	55	3,594
Constellation Brands Inc. - Class A (c)	5	350
Cosan Ltd. - Class A	161	2,209
CVS Caremark Corp.	27	1,945
Danone SA	22	1,604
Diageo Plc	24	801
Diageo Plc - ADR	31	4,099
Energizer Holdings Inc.	3	333
Fomento Economico Mexicano SAB de CV - ADR	13	1,242
General Mills Inc.	40	1,980
Hillshire Brands Co.	95	3,167
Hypermarcas SA	211	1,579
Kao Corp.	38	1,193
Kimberly-Clark Corp.	32	3,298
Kroger Co.	4	160
Mead Johnson Nutrition Co.	34	2,837
Nestle SA	193	14,178
Procter & Gamble Co.	189	15,407
SABMiller Plc	65	3,326
SLC Agricola SA	103	887
Suntory Beverage & Food Ltd. (e)	69	2,185
Tesco Plc	300	1,667
The Fresh Market Inc. (c)	9	381
Unilever NV - ADR	17	695
Unilever NV - CVA	167	6,726
Unilever Plc	64	2,617
Unilever Plc - ADR (e)	19	787
Wal-Mart Stores Inc.	70	5,540

		112,546

ENERGY - 5.7%
Anadarko Petroleum Corp.	28	2,185
Athabasca Oil Corp. (c)	327	1,997
BG Group Plc	356	7,663
BP Plc	242	1,963
BP Plc - ADR	67	3,248
Cameco Corp. (e)	141	2,930
Canadian Natural Resources Ltd.	97	3,266
Chevron Corp.	33	4,104
Cobalt International Energy Inc. (c)	118	1,934
Devon Energy Corp.	38	2,376
Diamond Offshore Drilling Inc.	2	107

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
Dresser-Rand Group Inc. (c)	75	4,471
ENI SpA	396	9,574
EOG Resources Inc.	22	3,718
Helmerich & Payne Inc.	2	192
INPEX Corp.	403	5,172
KazMunaiGas Exploration Production JSC - GDR	146	2,290
Kunlun Energy Co. Ltd.	1,316	2,326
Lundin Petroleum AB (c)	167	3,249
Marathon Oil Corp.	330	11,659
Marathon Petroleum Corp.	154	14,149
Murphy Oil Corp.	4	287
National Oilwell Varco Inc.	70	5,590
Occidental Petroleum Corp.	61	5,772
Petroleo Brasileiro SA - Petrobras - ADR	194	2,667
Phillips 66	100	7,724
Royal Dutch Shell Plc - Class A	41	1,458
Royal Dutch Shell Plc - ADR	128	9,104
Schlumberger Ltd.	97	8,755
StatoilHydro ASA	297	7,220
Suncor Energy Inc.	58	2,045
Suncor Energy Inc.	5	192
Technip SA	57	5,446
Total SA	64	3,943
Total SA - ADR	80	4,893
Valero Energy Corp.	5	231
Vallares Plc (c)	78	1,395
Whiting Petroleum Corp. (c)	28	1,758

		157,053

FINANCIALS - 11.6%
ACE Ltd.	79	8,182
AFLAC Inc.	56	3,722
Allianz SE	29	5,168
Allstate Corp.	44	2,420
American Capital Agency Corp.	66	1,265
American Express Co.	84	7,591
American International Group Inc.	60	3,071
American Tower Corp.	47	3,736
Ameriprise Financial Inc.	2	180
Arch Capital Group Ltd. (c)	20	1,219
Aviva Plc	201	1,500
AXA SA	220	6,116
Axis Capital Holdings Ltd.	7	313
Banco Bilbao Vizcaya Argentaria SA	305	3,773
Banco Santander Brasil SA - ADR	205	1,250
Banco Santander Chile - ADR	72	1,694
Bank of America Corp.	713	11,105
Bank of New York Mellon Corp.	86	2,995
Bank of Nova Scotia	37	2,327
BB&T Corp.	117	4,353
Berkshire Hathaway Inc. - Class B (c)	45	5,336
BNP Paribas	149	11,649
BR Malls Participacoes SA	189	1,367
Brookfield Asset Management Inc. - Class A	45	1,734
Capital One Financial Corp.	62	4,720
CapitaLand Ltd.	1,220	2,940
Chubb Corp.	23	2,234
Citigroup Inc.	264	13,759
CNA Financial Corp.	4	187
Commonwealth Bank of Australia	38	2,658
Credit Suisse Group AG	64	1,984
Cyrela Brazil Realty SA	203	1,236
Daito Trust Construction Co. Ltd.	26	2,431
Deutsche Bank AG	121	5,835
Deutsche Boerse AG	35	2,919
Discover Financial Services	92	5,158
Equity Residential	95	4,933

	Shares/Par (p)	Value
Fibra Uno Administracion SA de CV	451	1,445
Goldman Sachs Group Inc.	30	5,332
Hana Financial Group Inc.	56	2,344
HSBC Holdings Plc	973	10,682
ING Groep NV - CVA (c)	417	5,831
Intesa Sanpaolo SpA	1,636	4,025
JPMorgan Chase & Co.	310	18,145
KB Financial Group Inc.	20	789
Lincoln National Corp.	6	287
Link REIT	560	2,715
Lloyds Banking Group Plc (c)	4,409	5,785
Marsh & McLennan Cos. Inc.	6	271
MetLife Inc.	115	6,182
Mitsubishi UFJ Financial Group Inc.	430	2,856
Morgan Stanley	67	2,110
MS&AD Insurance Group Holdings	51	1,376
National Australia Bank Ltd.	90	2,807
NKSJ Holdings Inc.	47	1,294
Oversea-Chinese Banking Corp. Ltd.	259	2,099
Progressive Corp.	70	1,896
Prudential Financial Inc.	55	5,051
QBE Insurance Group Ltd.	141	1,453
Reinsurance Group of America Inc.	6	481
RenaissanceRe Holdings Ltd.	13	1,250
RHJ International (c)	26	131
RHJ International - ADR (c)	5	27
Sberbank of Russia	870	2,686
Simon Property Group Inc.	20	3,025
Societe Generale	70	4,069
Sony Financial Holdings Inc.	138	2,517
St. Joe Co. (c) (e)	266	5,095
State Street Corp.	51	3,718
Sumitomo Mitsui Financial Group Inc.	163	8,487
Sun Hung Kai Properties Ltd.	452	5,745
Svenska Handelsbanken AB - Class A	85	4,196
TF Administradora Industrial S de RL de CV (e)	793	1,427
Tokio Marine Holdings Inc.	293	9,790
Torchmark Corp.	2	165
Travelers Cos. Inc.	40	3,655
U.S. Bancorp	104	4,215
UBS AG	213	4,071
UniCredit SpA	519	3,829
Unum Group	8	286
Wells Fargo & Co.	366	16,598
Westpac Banking Corp.	41	1,189
XL Group Plc	166	5,298

		319,785

HEALTH CARE - 9.2%
AbbVie Inc.	212	11,172
Aetna Inc.	92	6,285
Agilent Technologies Inc.	91	5,189
Al Noor Hospitals Group Plc (c)	131	1,953
Allergan Inc.	30	3,318
AmerisourceBergen Corp.	7	465
Amgen Inc.	38	4,369
Astellas Pharma Inc.	43	2,532
AstraZeneca Plc	107	6,322
Bangkok Dusit Medical Services PCL	600	2,156
Baxter International Inc.	81	5,619
Becton Dickinson & Co.	3	381
Biogen Idec Inc. (c)	16	4,398
Boston Scientific Corp. (c)	87	1,049
Bristol-Myers Squibb Co.	82	4,372
Bumrungrad Hospital PCL	309	827
Cardinal Health Inc.	139	9,292
Celgene Corp. (c)	36	6,065
Covidien Plc	83	5,670

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
Cubist Pharmaceuticals Inc. (c)	28	1,931
DaVita HealthCare Partners Inc. (c)	40	2,557
Envision Healthcare Holdings Inc. (c)	52	1,839
Express Scripts Holding Co. (c)	89	6,248
Fresenius SE	27	4,157
Getinge AB - Class B	29	981
Gilead Sciences Inc. (c)	87	6,571
HCA Holdings Inc. (c)	119	5,700
HealthSouth Corp.	53	1,762
Humana Inc.	56	5,742
IHH Healthcare Bhd (c)	3,725	4,393
Intuitive Surgical Inc. (c)	2	949
Life Healthcare Group Holdings Ltd.	389	1,555
McKesson Corp.	38	6,063
Medtronic Inc.	63	3,621
Mesoblast Ltd. (c) (e)	229	1,201
Mettler-Toledo International Inc. (c)	8	1,890
Mindray Medical International Ltd. - ADR (e)	50	1,810
NMC Health Plc	223	1,616
Novartis AG	93	7,483
Omnicare Inc.	25	1,501
Otsuka Holdings Co. Ltd.	100	2,873
PerkinElmer Inc.	51	2,120
Perrigo Co. Plc (e)	17	2,566
Pfizer Inc.	654	20,044
Raffles Medical Group Ltd.	377	929
Roche Holding AG	61	17,007
Sanofi SA	124	13,233
Sanofi SA - ADR	2	115
Ship Healthcare Holdings Inc.	33	1,289
Shire Plc	115	5,396
Siloam International Hospitals Tbk PT (c)	1,240	968
Sino Biopharmaceutical	1,052	836
Sinopharm Group Co. Ltd. - Class H (e)	544	1,564
Stryker Corp.	5	362
Tenet Healthcare Corp. (c)	47	1,972
Thermo Fisher Scientific Inc.	56	6,258
UnitedHealth Group Inc.	129	9,701
Universal Health Services Inc. - Class B	85	6,891
Veeva Systems Inc. - Class A (e) (c)	60	1,939
Vertex Pharmaceuticals Inc. (c)	26	1,940
Waters Corp. (c)	28	2,814
WellPoint Inc.	5	461

		252,282

INDUSTRIALS - 9.7%
3M Co.	35	4,924
Andritz AG	16	986
Asciano Group	415	2,140
Avery Dennison Corp.	31	1,536
Beijing Enterprises Holdings Ltd.	671	6,669
Canadian National Railway Co.	50	2,839
Cie de Saint-Gobain	133	7,307
CNH Industrial NV (c)	745	8,488
Cummins Inc.	26	3,628
Cummins India Ltd.	280	2,173
Daikin Industries Ltd.	43	2,702
Danaher Corp.	42	3,207
Dover Corp.	5	491
East Japan Railway Co.	88	7,026
Eaton Corp. Plc	70	5,358
Ei Towers SpA	10	438
European Aeronautic Defence & Space Co. NV	146	11,243
Fanuc Ltd.	9	1,723
Fastenal Co.	105	5,005
FedEx Corp.	26	3,796
General Dynamics Corp.	3	280
General Electric Co.	855	23,977

	Shares/Par (p)	Value
Haitian International Holdings Ltd.	419	947
Hino Motors Ltd.	95	1,497
IHI Corp.	315	1,362
Invensys Plc	259	2,192
Japan Airlines Co. Ltd.	85	4,188
JB Hunt Transport Services Inc.	36	2,779
JGC Corp.	142	5,573
KBR Inc.	22	686
Kubota Corp.	250	4,145
L-3 Communications Holdings Inc.	2	191
Metso Oyj	28	1,215
Mitsubishi Corp.	289	5,548
Mitsubishi Electric Corp.	245	3,081
Mitsubishi Heavy Industries Ltd.	253	1,567
Mitsui & Co. Ltd.	817	11,383
Northrop Grumman Systems Corp.	6	632
Novorossiysk Commercial Sea Port PJSC - GDR (e)	78	487
Okumura Corp.	285	1,318
PACCAR Inc.	42	2,506
Parker Hannifin Corp.	1	188
Precision Castparts Corp.	21	5,688
Qualicorp SA (c)	157	1,501
Raytheon Co.	7	623
Rexel SA	26	682
Rockwell Automation Inc.	64	7,562
Safran SA	248	17,218
Samsung Heavy Industries Co. Ltd.	44	1,608
Siemens AG	114	15,566
SMC Corp.	3	833
Stanley Black & Decker Inc.	53	4,282
Sumitomo Corp.	236	2,966
Sumitomo Electric Industries Ltd.	171	2,855
Textron Inc.	46	1,685
Toda Corp.	363	1,259
Ubisoft Entertainment SA (c)	158	2,233
Union Pacific Corp.	64	10,673
United Continental Holdings Inc. (c)	251	9,477
United Parcel Service Inc. - Class B	42	4,368
United Technologies Corp.	127	14,463
Valmont Industries Inc.	2	370
West Japan Railway Co.	60	2,578
Yuanda China Holdings Ltd.	5,534	487

		266,398

INFORMATION TECHNOLOGY - 8.5%
Accenture Plc - Class A	2	156
Adobe Systems Inc. (c)	8	489
Alliance Data Systems Corp. (c) (e)	3	860
Amdocs Ltd.	4	170
Apple Inc.	1	366
Atos Origin SA	78	7,053
Avnet Inc.	11	500
CA Inc.	8	262
Cap Gemini SA	6	419
Check Point Software Technologies Ltd. (c)	7	480
Cielo SA	100	2,773
Cisco Systems Inc.	445	9,989
Citrix Systems Inc. (c)	94	5,917
Computer Sciences Corp.	11	590
eBay Inc. (c)	100	5,479
Electronic Arts Inc. (c)	206	4,737
EMC Corp.	661	16,617
Fidelity National Information Services Inc.	4	227
Freescale Semiconductor Ltd. (c)	169	2,710
Google Inc. - Class A (c)	24	27,317
Harris Corp.	7	480
Hitachi Ltd.	745	5,646

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
Hoya Corp.	152	4,225
Intuit Inc.	6	475
Keyence Corp.	1	599
KLA-Tencor Corp.	2	130
Kyocera Corp.	32	1,585
MasterCard Inc. - Class A	28	23,079
Microsoft Corp.	50	1,882
Motorola Solutions Inc.	6	401
Murata Manufacturing Co. Ltd.	37	3,282
Nintendo Co. Ltd.	20	2,637
Omron Corp.	14	601
Oracle Corp.	483	18,487
QUALCOMM Inc.	185	13,727
Red Hat Inc. (c)	69	3,858
Rohm Co. Ltd.	55	2,692
Samsung Electronics Co. Ltd.	10	13,218
Sina Corp. (c)	37	3,143
Symantec Corp.	17	395
TE Connectivity Ltd.	4	205
TIBCO Software Inc. (c)	179	4,032
Twitter Inc (c) (e)	125	7,932
Twitter Inc. Private Placement (c) (f) (q)	200	12,077
Visa Inc. - Class A	85	19,037
VMware Inc. - Class A (c)	39	3,458
Western Digital Corp.	3	272

		234,666

MATERIALS - 4.7%
Agrium Inc. (e)	45	4,093
Akzo Nobel NV	57	4,401
Antofagasta Plc	453	6,215
Arkema SA	30	3,551
Asahi Kasei Corp.	290	2,276
BHP Billiton Ltd.	22	747
BHP Billiton Plc	314	9,737
Boliden AB	81	1,235
CF Industries Holdings Inc.	2	376
Cheil Industries Inc.	14	1,177
China Blue Chemical Ltd. - Class H	934	585
Crown Holdings Inc. (c)	60	2,686
Eastman Chemical Co.	2	188
Eldorado Gold Corp.	403	2,290
First Quantum Minerals Ltd.	175	3,150
FMC Corp.	65	4,937
Fortescue Metals Group Ltd.	863	4,508
Freeport-McMoRan Copper & Gold Inc.	194	7,316
Goldcorp Inc.	308	6,670
HeidelbergCement AG	19	1,419
Hitachi Chemical Co. Ltd.	148	2,359
International Paper Co.	5	269
Jiangxi Copper Co. Ltd. - Class H	652	1,180
JSR Corp.	161	3,126
Koninklijke Philips NV	52	4,081
Kuraray Co. Ltd.	253	3,021
Lanxess AG	21	1,428
Linde AG	18	3,740
Nitto Denko Corp.	68	2,884
Platinum Group Metals Ltd. (c)	1,292	1,544
Polyus Gold International Ltd.	153	504
PPG Industries Inc.	4	717
PTT Global Chemical PCL	214	518
Rio Tinto Plc	207	11,694
Sealed Air Corp.	98	3,343
Shin-Etsu Chemical Co. Ltd.	90	5,276
Sigma-Aldrich Corp.	5	501
Silver Wheaton Corp.	99	1,999
Southern Copper Corp.	53	1,507
Syngenta AG	21	8,207

	Shares/Par (p)	Value
Teck Resources Ltd. - Class B	111	2,876
Ube Industries Ltd.	640	1,370

		129,701

TELECOMMUNICATION SERVICES - 2.4%
America Movil SAB de CV - ADR - Class L (e)	63	1,477
Axiata Group Bhd	1,460	3,078
BT Group Plc	670	4,226
Crown Castle International Corp. (c)	40	2,958
Deutsche Telekom AG	343	5,906
Far EasTone Telecommunications Co. Ltd.	565	1,242
KDDI Corp.	113	6,981
Koninklijke KPN NV (c)	557	1,800
KT Corp. - ADR (e)	45	667
Nippon Telegraph & Telephone Corp.	36	1,939
Rogers Communications Inc. - Class B	30	1,367
Singapore Telecommunications Ltd.	1,228	3,572
Swisscom AG	4	2,015
Taiwan Mobile Co. Ltd.	401	1,296
TDC A/S	169	1,636
Telecom Italia SpA	2,222	2,215
Telefonica Deutschland Holding AG	184	1,524
Telefonica SA	139	2,273
Telefonica SA - ADR (e)	43	707
Telekom Malaysia Bhd	842	1,427
Verizon Communications Inc.	177	8,681
Vodafone Group Plc	943	3,713
Vodafone Group Plc - ADR	121	4,772

		65,472

UTILITIES - 2.0%
AES Corp.	351	5,096
American Electric Power Co. Inc.	69	3,207
American Water Works Co. Inc.	63	2,656
Calpine Corp. (c)	165	3,225
CenterPoint Energy Inc.	86	1,995
Chubu Electric Power Co. Inc.	72	933
CMS Energy Corp.	66	1,767
Dominion Resources Inc.	83	5,342
Duke Energy Corp.	45	3,106
National Grid Plc	408	5,342
NextEra Energy Inc.	85	7,265
PPL Corp.	121	3,645
Scottish & Southern Energy Plc	157	3,564
Sempra Energy	27	2,444
Tokyo Gas Co. Ltd.	1,229	6,057

		55,644

Total Common Stocks (cost $1,491,842)		1,771,042

TRUST PREFERREDS - 0.3%

FINANCIALS - 0.3%
Citigroup Capital XIII, 7.88%, (callable at 25 beginning 10/30/15)	98	2,671
GMAC Capital Trust I, 8.13%, (callable at 25 beginning 02/15/16)	120	3,199
RBS Capital Funding Trust VII, 6.08%, (callable at 25 beginning 02/10/14), Series G (m)	57	1,195

Total Trust Preferreds (cost $6,697)		7,065

PREFERRED STOCKS - 1.6%

CONSUMER DISCRETIONARY - 0.4%
Grupo Televisa SAB	234	1,412
Volkswagen AG	36	10,077

		11,489

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
CONSUMER STAPLES - 0.1%
Cia Brasileira de Distribuicao Grupo Pao de Acucar	52	2,332

FINANCIALS - 0.5%
Continental Airlines Finance Trust II, 6.00% (v)	3	159
Federal National Mortgage Association, 8.25%, (callable at 25 beginning 12/31/15), Series S (c) (d) (m)	145	1,271
Forestar Group Inc., 6.00%	63	1,755
Health Care REIT Inc., 6.50%, (callable at 100 beginning 04/20/18) (m) (v)	30	1,518
HSBC Holdings Plc, 8.00%, (callable at 25 beginning 12/15/15) (m)	60	1,623
Itau Unibanco Holding SA	137	1,818
Royal Bank of Scotland Group Plc - ADR, 6.40%, (callable at 25 beginning 02/10/14), Series M (m)	39	808
Royal Bank of Scotland Group Plc - ADR, 6.75%, (callable at 25 beginning 02/10/14), Series Q (m)	14	311
Royal Bank of Scotland Group Plc - ADR, 7.25%, (callable at 25 beginning 02/10/14), Series T (m)	58	1,385
U.S. Bancorp, 6.00%, (callable at 25 beginning 04/15/17), Series G (e) (m)	32	876
U.S. Bancorp, 6.50%, (callable at 25 beginning 01/15/22) (m)	56	1,479
Wells Fargo & Co., 7.50% (m) (v)	1	1,084

		14,087

INDUSTRIALS - 0.1%
Stanley Black & Decker Inc., 6.25%	7	764
United Technologies Corp., 7.50% (e)	21	1,349

		2,113

INFORMATION TECHNOLOGY - 0.2%
Mobileye NV (f) (q)	55	1,930
Samsung Electronics Co. Ltd.	4	4,234

		6,164

MATERIALS - 0.1%
Cliffs Natural Resources Inc., 7.00%, Class A (e)	56	1,279

TELECOMMUNICATION SERVICES - 0.1%
Crown Castle International Corp., 4.50% (v)	24	2,397
Telecom Italia SpA	162	127

		2,524

UTILITIES - 0.1%
NextEra Energy Inc., 5.60%	36	2,057
PPL Corp., 8.75%	30	1,571

		3,628

Total Preferred Stocks (cost $39,481)		43,616

WARRANTS - 0.0%
TFS Corp. Ltd. (c) (f) (q)	370	101
TFS Corp. Ltd. (c) (f)	105	29

Total Warrants (cost $0)		130

PURCHASED OPTIONS - 0.5%
Activison Blizzard Inc. Call Option, Strike Price 20, Expiration 01/18/14, GSI	94,199	2
Agnico-Eagle Mines Ltd. Call Option, Strike Price 85, Expiration 01/17/14, DUB	73,451	—
Alcoa Inc. Call Option, Strike Price 15, Expiration 01/18/14, GSI	170,163	2

	Shares/Par (p)	Value
Anadarko Petroleum Corp. Call Option, Strike Price 82.50, Expiration 05/16/14, DUB	138,091	608
Anadarko Petroleum Corp. Call Option, Strike Price 85, Expiration 07/19/14, CSI	83,388	373
Anadarko Petroleum Corp. Call Option, Strike Price 97.50, Expiration 02/22/14	394	4
AngloGold Ashanti Ltd. Call Option, Strike Price 65, Expiration 01/17/14, DUB	87,103	—
AutoZone Inc. Call Option, Strike Price 550, Expiration 01/18/14, GSI	7,141	1
Bank of America Corp. Call Option, Strike Price 17, Expiration 01/17/15, CIT	680,863	797
Barrick Gold Corp. Call Option, Strike Price 80, Expiration 01/18/14	5,168	5
Broadcom Corp. Call Option, Strike Price 55, Expiration 01/18/14, GSI	91,159	—
Call Swaption, 3-Month LIBOR versus 1.60% fixed, Expiration 06/03/14, GSI	139,740,359	224
Call Swaption, 3-Month LIBOR versus 1.60% fixed, Expiration 06/03/14, GSI	139,742,791	224
Call Swaption, 3-Month LIBOR versus 1.65% fixed, Expiration 06/04/14, DUB	34,961,100	72
Call Swaption, 3-Month LIBOR versus 3.50% fixed, Expiration 12/17/15, GSI	67,464,000	472
Caterpillar Inc. Call Option, Strike Price 135, Expiration 01/18/14, GSI	98,757	—
Citigroup Inc. Call Option, Strike Price 60, Expiration 01/17/15, BOA	190,642	450
Coca-Cola Co. Call Option, Strike Price 45, Expiration 01/16/15, DUB	553,108	642
Coeur d’Alene Mines Corp. Call Option, Strike Price 40, Expiration 01/17/14, DUB	34,849	—
Corning Inc. Call Option, Strike Price 20, Expiration 01/18/14, GSI	169,787	5
Cubist Pharmaceuticals Inc. Put Option, Strike Price 55, Expiration 01/18/14	268	4
Eldorado Gold Corp. Call Option, Strike Price 25, Expiration 01/17/14, DUB	103,416	—
EMC Corp. Call Option, Strike Price 40, Expiration 01/18/14, GSI	265,885	—
Endeavour Silver Corp. Call Option, Strike Price 20, Expiration 01/17/14, DUB	27,690	—
First Majestic Silver Corp. Call Option, Strike Price 35, Expiration 01/17/14, DUB	17,496	—
Freeport-McMoRan Copper & Gold Inc. Call Option, Strike Price 34, Expiration 02/24/14	800	309
Freeport-McMoRan Copper & Gold Inc. Call Option, Strike Price 64, Expiration 01/17/14, GSI	205,108	—
General Electric Co. Call Option, Strike Price 35, Expiration 01/18/14, GSI	379,836	—
Gold Fields Ltd. Call Option, Strike Price 22, Expiration 01/17/14, DUB	213,797	—
Goldcorp Inc. Call Option, Strike Price 80, Expiration 01/18/14	3,232	3
Halliburton Co. Call Option, Strike Price 55, Expiration 01/18/14, GSI	48,112	6
Harmony Gold Mining Co. Ltd. Call Option, Strike Price 15, Expiration 01/17/14, DUB	54,529	—
Hewlett-Packard Co. Call Option, Strike Price 30, Expiration 01/18/14, GSI	379,836	54
Humana Inc. Call Option, Strike Price 130, Expiration 01/16/15, GSI	55,301	177
IAMGOLD Corp. Call Option, Strike Price 30, Expiration 01/17/14, DUB	91,972	—
Intel Corp. Call Option, Strike Price 40, Expiration 01/18/14, GSI	379,836	—

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
International Business Machines Corp. Call Option, Strike Price 295, Expiration 01/18/14, GSI	39,503	—
J.C. Penney Co. Inc. Call Option, Strike Price 55, Expiration 01/18/14, GSI	106,352	—
JPMorgan Chase & Co. Call Option, Strike Price 65, Expiration 01/17/15, BOA	340,431	810
Kinross Gold Corp. Call Option, Strike Price 20, Expiration 01/17/14, DUB	395,921	—
Marvell Technology Group Ltd. Call Option, Strike Price 20, Expiration 01/18/14, GSI	220,305	—
McDonald’s Corp. Call Option, Strike Price 135, Expiration 01/18/14, GSI	68,370	—
Merck & Co. Inc. Call Option, Strike Price 55, Expiration 01/16/15, DUB	553,108	830
MetLife Inc. Call Option, Strike Price 50, Expiration 01/17/15	226	163
Monster Beverage Corp. Call Option, Strike Price 105, Expiration 01/18/14, GSI	53,177	—
NetApp Inc. Call Option, Strike Price 60, Expiration 01/18/14, GSI	124,586	—
New Gold Inc. Call Option, Strike Price 22, Expiration 01/17/14, DUB	58,659	—
Newmont Mining Corp. Call Option, Strike Price 90, Expiration 01/18/14	4,135	4
NovaGold Resources Inc. Call Option, Strike Price 12, Expiration 01/17/14, DUB	54,207	—
Oracle Corp. Call Option, Strike Price 42, Expiration 01/16/15, DUB	276,554	495
Pan American Silver Corp. Call Option, Strike Price 50, Expiration 01/17/14, DUB	98,904	—
Prudential Financial Inc. Call Option, Strike Price 82.50, Expiration 01/17/15	148	209
Put Swaption, 6 month Japanese Yen LIBOR versus 1.07% fixed, Expiration 04/04/18, DUB	489,328,000	103
Put Swaption, 6-Month Japanese Yen LIBOR versus 1.60% fixed, Expiration 12/17/18, GSI	561,210,000	101
QEP Resources, Inc. Call Option, Strike Price 35, Expiration 04/17/14, GSI	138,900	110
Qualcomm Inc. Call Option, Strike Price 95, Expiration 01/18/14, GSI	151,932	—
Randgold Resources Ltd. Call Option, Strike Price 165, Expiration 01/17/14, DUB	13,351	—
Royal Gold Inc. Call Option, Strike Price 125, Expiration 01/17/14, DUB	13,156	—
S&P 500 Index Put Option, Strike Price 1,720, Expiration 01/18/14	217	40
S&P 500 Index Put Option, Strike Price 1,740, Expiration 01/18/14	72	17
S&P 500 Index Put Option, Strike Price 1,740.74, Expiration 02/21/14, JPM	7,417	75
S&P 500 Index Put Option, Strike Price 1,744.05, Expiration 02/21/14, BNP	7,898	83
S&P 500 Index Put Option, Strike Price 1,745.90, Expiration 02/21/14, CSI	7,850	83
S&P 500 Index Put Option, Strike Price 1,751.84, Expiration 02/21/14, GSI	7,830	87
Seabridge Gold Inc. Call Option, Strike Price 30, Expiration 01/17/14, DUB	8,663	—
Siemens AG Call Option, Strike Price 150, Expiration 01/16/15, DUB	69,138	346
Silver Standard Resources Inc. Call Option, Strike Price 30, Expiration 01/17/14, DUB	24,214	—
Silver Wheaton Corp. Call Option, Strike Price 55, Expiration 01/17/14, DUB	99,325	—
Silvercorp Metals Inc. Call Option, Strike Price 15, Expiration 01/17/14, DUB	56,485	—

	Shares/Par (p)	Value
Staples Inc. Call Option, Strike Price 20, Expiration 01/18/14, GSI	334,256	—
Starwood Hotels & Resorts Call Option, Strike Price 85, Expiration 01/18/14, GSI	22,790	4
Stillwater Mining Co. Call Option, Strike Price 25, Expiration 01/17/14, DUB	63,347	—
Takeda Pharmaceutical Co. Call Option, Strike Price JPY 4,906.34, Expiration 10/09/14, GSI	30,993	77
Takeda Pharmaceutical Co. Call Option, Strike Price JPY 5,108.80, Expiration 01/29/15, MSI	33,700	84
Tokyo Stock Exchange Price Index Call Option, Strike Price JPY 1,153.54, Expiration 06/13/14, BOA	4,818	754
Tokyo Stock Exchange Price Index Call Option, Strike Price JPY 1,157.50, Expiration 04/11/14, UBS	709,104	955
Tokyo Stock Exchange Price Index Call Option, Strike Price JPY 1,164.04, Expiration 05/09/14, JPM	5,962	851
Tokyo Stock Exchange Price Index Call Option, Strike Price JPY 1,246.74, Expiration 09/12/14, CIT	668,644	641
Tokyo Stock Exchange Price Index Call Option, Strike Price JPY 1,271.41, Expiration 03/14/14, BNP	680,353	381
Tokyo Stock Exchange Price Index Call Option, Strike Price JPY 1,291.10, Expiration 07/11/14, GSI	984,969	635
United Technologies Corp. Call Option, Strike Price 120, Expiration 01/18/14, GSI	57,735	4
UnitedHealth Group Inc. Call Option, Strike Price 85, Expiration 01/18/14, GSI	75,966	4
Visa Inc. Call Option, Strike Price 190, Expiration 01/18/14, GSI	31,998	1,051
Western Union Co. Call Option, Strike Price 25, Expiration 01/18/14, GSI	53,177	—
Yamana Gold Inc. Call Option, Strike Price 30, Expiration 01/17/14, DUB	237,746	—
Yum! Brands Inc. Call Option, Strike Price 100, Expiration 01/18/14, GSI	53,177	—

Total Purchased Options (cost $17,489)		13,431

INVESTMENT COMPANIES - 1.1%
ETFS Gold Trust (c)	16	1,853
ETFS Physical Palladium Trust (c)	20	1,380
ETFS Platinum Trust (c)	17	2,234
iShares Gold Trust Fund (a) (c)	435	5,085
Market Vectors Gold Miners ETF	227	4,804
SPDR Gold Trust (c)	138	16,016

Total Investment Companies (cost $40,416)		31,372

CORPORATE BONDS AND NOTES - 7.6%

CONSUMER DISCRETIONARY - 1.0%
Autobahn Tank & Rast GmbH 1st Lien Term Loan A, 3.50%, 12/04/18 (i), EUR	1,304	1,793
Autobahn Tank & Rast GmbH 1st Lien Term Loan B, 3.75%, 12/04/19 (i), EUR	526	728
Cablevision Systems Corp., 5.88%, 09/15/22 (e)	$903	865
Daimler Finance North America LLC
0.84%, 01/09/15 (i) (r)	1,662	1,668
1.30%, 07/31/15 (r)	251	252
Delta Debtco Ltd. Term Loan, 9.25%, 10/17/19 (i) (q)	2,717	2,829

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
Delta Topco Ltd., 10.00%, 02/25/18 (f) (q) (y)	1,782	1,782
Hilton Worldwide Inc. Term Loan B, 3.00%, 09/01/17 (i)	6,373	6,420
Nara Cable Funding Ltd.
8.88%, 12/01/18 (r), EUR	1,389	2,072
8.88%, 12/01/18 (e) (r)	248	267
8.88%, 12/01/18 (r)	854	909
NBCUniversal Enterprise Inc., 5.25%, (callable at 100 beginning 03/19/21) (m) (r)	1,000	990
Unitymedia Hessen GmbH & Co. KG, 5.50%, 01/15/23 (r)	500	485
Univision Communications Inc. New 1st Lien Term Loans, 4.50%, 03/01/20 (i)	1,985	1,996
Volkswagen International Finance NV, 5.50%, 11/09/15 (r) (v), EUR	3,100	5,275

		28,331

CONSUMER STAPLES - 0.2%
Anheuser-Busch InBev Worldwide Inc., 1.38%, 07/15/17	1,029	1,026
BAT International Finance Plc, 2.13%, 06/07/17 (r)	1,325	1,339
Celestial Nutrifoods Ltd., 0.00%, 06/12/11 (c) (d) (f) (q) (v), SGD	400	3
China Milk Products Group Ltd., 0.00%, 01/05/12 (c) (d) (f) (q) (v)	100	10
Olam International Ltd., 6.00%, 10/15/16 (q) (v)	2,200	2,173
REI Agro Ltd.
5.50%, 11/13/14 (q) (v)	628	316
5.50%, 11/13/14 (q) (v)	185	93

		4,960

ENERGY - 0.8%
Bumi Investment Pte Ltd., 10.75%, 10/06/17 (e) (r)	801	545
Cobalt International Energy Inc., 2.63%, 12/01/19 (e) (v)	3,402	3,009
Consol Energy Inc., 8.00%, 04/01/17	2,315	2,439
Drillships Financing Holding Inc. Term Loan B-1, 6.00%, 10/26/17 (i)	1,178	1,201
Drillships Financing Holding Inc. Term Loan B-2, 5.50%, 03/10/14 (i)	589	597
Essar Energy Investment Ltd., 4.25%, 12/17/17 (r) (v)	1,500	1,080
Fieldwood Energy LLC 2nd Lien Term Loan, 7.13%, 10/01/17 (i)	1,760	1,795
Odebrecht Drilling Norbe VIII/IX Ltd., 6.35%, 06/30/21 (e) (r)	998	1,023
OGX Austria GmbH, 8.50%, 06/01/18 (c) (d) (e) (r)	6,249	500
Petrobras Global Finance BV
2.00%, 05/20/16	752	751
2.38%, 01/15/19 (e) (i)	3,999	3,919
Reliance Holdings USA Inc.
4.50%, 10/19/20 (r)	1,025	1,012
5.40%, 02/14/22 (r)	250	252
Sabine Pass Liquefaction LLC, 5.63%, 04/15/23 (e) (r)	1,091	1,020
YPF SA, 8.88%, 12/19/18 (e) (r)	2,045	2,122

		21,265

FINANCIALS - 2.9%
Ally Financial Inc.
4.50%, 02/11/14	1,105	1,108
3.50%, 07/18/16	1,450	1,496
2.75%, 01/30/17	2,255	2,263
Banco Bradesco SA, 4.50%, 01/12/17 (e) (r)	1,534	1,622
Banco Del Estado De Chile, 2.03%, 04/02/15	1,350	1,371

	Shares/Par (p)	Value
Banco Santander Chile, 2.12%, 06/07/18 (i) (r)	1,850	1,856
Bank of America Corp.
1.35%, 11/21/16	1,175	1,174
2.00%, 01/11/18	1,989	1,985
1.32%, 03/22/18 (i) (e)	1,146	1,161
BNP Paribas SA, 2.40%, 12/12/18	4,474	4,474
Capital One Bank USA NA, 2.15%, 11/21/18	1,620	1,611
CapitaLand Ltd.
2.10%, 11/15/16 (r) (v), SGD	3,000	2,376
2.95%, 06/20/22 (q) (v), SGD	5,250	4,134
1.95%, 10/17/23 (e) (q) (v), SGD	2,500	1,951
CIT Group Inc., 4.75%, 02/15/15 (e) (r)	1,529	1,584
Citigroup Inc., 5.95%, (callable at 100 beginning 01/30/23) (i) (m)	1,105	1,023
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.95%, 11/09/22	623	603
Credit Suisse Group Guernsey I Ltd., 7.88%, 02/24/41 (q) (v)	1,106	1,203
Dana Gas Sukuk Ltd.
7.00%, 10/31/17 (r) (v)	4,697	5,209
9.00%, 10/31/17 (r)	400	388
9.00%, 10/31/17 (e) (q)	3,892	3,717
Deutsche Bank Capital Funding Trust VII, 5.63%, (callable at 100 beginning 01/19/16) (m) (r)	89	92
Export-Import Bank of Korea, 1.25%, 11/20/15	640	642
Ford Motor Credit Co. LLC
1.49%, 05/09/16 (i)	207	210
2.38%, 01/16/18	1,613	1,628
Forest City Enterprises Inc., 4.25%, 08/15/18 (e) (v)	1,505	1,674
General Electric Capital Corp. - Series B 6.25% (callable at 100 beginning 12/15/22) (i) (m)	2,100	2,168
5.55%, 05/04/20	1,000	1,149
6.38%, 11/15/67 (e) (i)	462	501
GNL Quintero SA Term Loan, 1.28%, 06/20/23 (i) (q)	1,037	867
HSBC USA Inc., 1.63%, 01/16/18	1,425	1,405
Hyundai Capital America, 2.13%, 10/02/17 (r)	830	824
Intesa Sanpaolo SpA
3.13%, 01/15/16	2,171	2,212
3.88%, 01/16/18	941	963
JPMorgan Chase & Co, 5.15%, (callable at 100 beginning 05/01/23) (i) (m)	2,771	2,487
JPMorgan Chase & Co., 6.13%, 06/27/17	1,138	1,292
Lloyds Bank Plc 13.00% (callable at 100 beginning 01/22/29) (m), GBP	2,575	6,774
2.30%, 11/27/18	554	552
Merrill Lynch & Co. Inc., 6.88%, 04/25/18	1,342	1,586
Morgan Stanley, 7.30%, 05/13/19	901	1,094
Nordea Bank AB, 3.13%, 03/20/17 (r)	1,352	1,414
Numericable Finance & Co. SCA, 12.38%, 02/15/19 (r), EUR	65	109
Sheridan Production Partners II LP Term Loan, 4.25, 12/02/20 (i)	2,887	2,898
Sheridan Production Partners II LP Term Loan A, 4.25%, 12/02/20 (i)	402	403
Sheridan Production Partners II LP Term Loan M, 4.25%, 12/02/20 (i)	150	150
Sun Hung Kai Properties Capital Market Ltd., 4.50%, 02/14/22 (q)	800	803
UBS AG, 5.88%, 12/20/17	624	716
USB Capital IX, 3.50%, (callable at 100 beginning 02/10/14) (i) (m)	2,109	1,635
Wharf Finance Ltd., 2.30%, 06/07/14 (v), HKD	8,000	1,034

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
Zeus Cayman II, 0.00%, 08/18/16 (q) (v), JPY	50,000	827

		80,418

HEALTH CARE - 0.8%
Bio City Development Co. BV, 8.00%, 07/06/18 (c) (d) (f) (q) (v)	600	510
BioMarin Pharmaceutical Inc.
0.75%, 10/15/18 (v)	510	540
1.50%, 10/15/20 (v)	510	545
Brookdale Senior Living Inc., 2.75%, 06/15/18 (v)	205	243
Capsugel FinanceCo SCA, 9.88%, 08/01/19 (r), EUR	150	231
Cubist Pharmaceuticals Inc., 2.50%, 11/01/17 (v)	927	2,255
DaVita Inc., 6.38%, 11/01/18 (e)	354	372
Gilead Sciences Inc., 1.63%, 05/01/16 (v)	2,556	8,430
Mylan Inc.
3.75%, 09/15/15 (v)	1,708	5,600
2.55%, 03/28/19	1,233	1,220
Phibro Animal Health Corp., 9.25%, 07/01/18 (r)	15	16
Valeant Pharmaceuticals International Inc. Term Loan B, 3.75%, 06/20/20 (i)	1,730	1,741

		21,703

INDUSTRIALS - 0.3%
Hutchison Whampoa International 11 Ltd., 3.50%, 01/13/17 (r)	1,259	1,314
Inversiones Alsacia SA, 8.00%, 08/18/18 (q)	1,608	1,166
Odebrecht Finance Ltd., 5.13%, 06/26/22 (r)	654	640
Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/01/22 (r)	1,954	2,000
SanDisk Corp., 0.50%, 10/15/20 (e) (r) (v)	424	420
Sina Corp., 1.00%, 12/01/18 (e) (r) (v)	912	926
Suzlon Energy Ltd.
0.00%,10/11/12 (c) (d) (j) (q) (v)	483	295
0.00%,07/25/14 (j) (q) (v)	933	541
Viterra Inc., 5.95%, 08/01/20 (r)	163	173

		7,475

INFORMATION TECHNOLOGY - 0.4%
Apple Inc., 1.00%, 05/03/18	3,415	3,300
Salesforce.com Inc., 0.25%, 04/01/18 (e) (r) (v)	2,912	3,165
SunGard Data Systems Inc., 7.38%, 11/15/18 (e)	1,120	1,186
Take-Two Interactive Software Inc., 1.75%, 12/01/16 (v)	2,171	2,505
Xerox Corp., 6.35%, 05/15/18	911	1,041

		11,197

MATERIALS - 0.3%
Building Materials Corp. of America, 6.88%, 08/15/18 (r)	267	284
Constellium Holdco BV Term Loan B
6.00%, 02/25/20 (i) (q)	513	525
6.50%, 02/25/20 (i) (q), EUR	513	715
Crown Cork & Seal Co. Inc., 7.50%, 12/15/96	68	63
Essar Steel Algoma Inc. Term Loan, 8.75%, 09/18/14 (i)	566	569
FMG Resources August 2006 Pty Ltd.
6.00%, 04/01/17 (e) (r)	451	479
8.25%, 11/01/19 (e) (r)	538	604
6.88%, 04/01/22 (e) (r)	419	457
International Paper Co., 7.95%, 06/15/18 (l)	1,047	1,271
Texas Industries Inc., 9.25%, 08/15/20 (e)	665	741
TFS Corp. Ltd., 11.00%, 07/15/18 (e) (q)	1,284	1,321

		7,029

	Shares/Par (p)	Value
TELECOMMUNICATION SERVICES - 0.9%
AT&T Inc., 2.38%, 11/27/18	3,752	3,753
Colombia Telecomunicaciones SA ESP, 5.38%, 09/27/22 (e) (r)	682	638
Cricket Communications Inc., 7.75%, 10/15/20	1,498	1,708
Cricket Communications Inc. Term Loan, 4.75%, 02/22/20 (i)	1,264	1,268
Hughes Satellite Systems Corp., 7.63%, 06/15/21	149	166
Intelsat Jackson Holdings SA, 7.50%, 04/01/21 (e)	1,750	1,929
Telecom Italia Finance SA, 6.13%, 11/15/16 (r) (v), EUR	2,000	2,870
Verizon Communications Inc., 1.99%, 09/14/18 (i)	11,529	12,123
Ziggo NV, 3.63%, 03/27/20 (r), EUR	410	564

		25,019

UTILITIES - 0.0%
Empresa Distribuidora Y Comercializadora Norte, 9.75%, 10/25/22 (r)	20	14
Obsidian Natural Gas Trust Term Loan, 7.00%, 11/02/15 (i) (q)	133	134

		148

Total Corporate Bonds and Notes (cost $198,263)		207,545

GOVERNMENT AND AGENCY OBLIGATIONS - 11.7%

GOVERNMENT SECURITIES - 11.7%
Sovereign - 5.1%
Australia Government Bond, 5.50%, 04/21/23, AUD	14,284	14,090
Brazil Government International Bond, 5.88%, 01/15/19 (e)	473	530
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/23, BRL	30,542	10,934
Canada Government Bond
4.00%, 06/01/16, CAD	2,376	2,388
1.50%, 03/01/17, CAD	4,003	3,783
3.50%, 06/01/20, CAD	3,043	3,080
Federal Republic of Germany
4.25%, 07/04/17, EUR	16,458	25,557
3.50%, 07/04/19, EUR	12,939	20,108
Malaysia Government Bond, 5.09%, 04/30/14, MYR	13,823	4,248
Mexico Government International Bond, 5.95%, 03/19/19 (e)	1,246	1,439
Netherlands Government Bond, 1.00%, 02/24/17 (r)	2,746	2,747
Queensland Treasury Corp., 6.00%, 09/14/17 - 06/14/21, AUD	15,534	15,234
Turkey Government International Bond, 6.75%, 04/03/18	3,938	4,277
United Kingdom Treasury Bond, 1.25%, 07/22/18, GBP	18,843	30,343
Vnesheconombank Via VEB Finance Plc, 6.03%, 07/05/22 (r)	500	510

		139,268
Treasury Inflation Index Securities - 0.3%
Brazil Inflation Indexed Notas do Tesouro Nacional, 6.00%, 08/15/22 - 08/15/24 (s), BRL	9,561	9,532

		9,532
U.S. Treasury Securities - 6.3%
U.S. Treasury Note
0.25%, 03/31/15	14,199	14,206
2.25%, 03/31/16	18,769	19,518

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
0.63%, 09/30/17	11,301	11,063
1.00%, 05/31/18	21,836	21,352
1.38%, 07/31/18 - 09/30/18	27,496	27,216
1.25%, 10/31/18 - 11/30/18	48,554	47,547
1.50%, 12/31/18	11,293	11,160
2.00%, 11/15/21	3,424	3,263
1.75%, 05/15/22	4,030	3,720
2.50%, 08/15/23	11,357	10,886
2.75%, 11/15/23	2,936	2,867

		172,798

Total Government and Agency Obligations (cost $330,657)		321,598

SHORT TERM INVESTMENTS - 13.8%

Securities Lending Collateral - 2.3%
Securities Lending Cash Collateral Fund LLC, 0.22% (a) (h)	62,724	62,724

Treasury Securities - 11.5%
Japan Treasury Bill
0.00%, 01/15/14, JPY	250,000	2,374
0.00%, 01/27/14, JPY	830,000	7,881
0.00%, 02/10/14, JPY	710,000	6,742
0.00%, 03/17/14, JPY	560,000	5,317
Mexico Cetes
0.30%, 01/09/14, MXN	3,365	2,575
0.30%, 02/06/14, MXN	4,058	3,097
0.26%, 03/20/14, MXN	5,611	4,265
0.26%, 04/03/14, MXN	4,204	3,191
0.27%, 04/30/14, MXN	5,996	4,540
0.26%, 05/15/14, MXN	2,387	1,804
0.26%, 05/29/14, MXN	1,411	1,065
U.S. Treasury Bill
0.05%, 01/02/14	$5,000	5,000
0.04%, 01/16/14	41,550	41,549
0.03%, 01/30/14	12,900	12,900
0.09%, 02/06/14	43,100	43,099
0.03%, 02/13/14	22,400	22,399
0.03%, 02/20/14	10,400	10,400
0.08%, 04/03/14	13,200	13,198
0.07%, 04/10/14	16,000	15,998
0.08%, 04/17/14	7,200	7,199
0.06%, 05/01/14	65,800	65,788
0.07%, 05/08/14	7,200	7,199
0.06%, 05/15/14	20,000	19,996
0.09%, 06/19/14	9,300	9,296

		316,872

Total Short Term Investments (cost $380,960)		379,596

Total Investments - 101.0% (cost $2,505,805)		2,775,395

Other Assets and Liabilities, Net - (1.0%)		(27,343)

Total Net Assets - 100.0%		$2,748,052

JNL/Capital Guardian Global Balanced Fund

COMMON STOCKS - 66.5%

CONSUMER DISCRETIONARY - 10.7%
Amazon.com Inc. (c)	1	$558
Arcos Dorados Holdings Inc. - Class A (e)	113	1,367
Bayerische Motoren Werke AG	17	1,960
Carnival Corp.	18	715
Cie Financiere Richemont SA	14	1,364
Coach Inc.	14	786

	Shares/Par (p)	Value
Comcast Corp. - Class A	10	535
Daimler AG	53	4,629
Darden Restaurants Inc. (e)	12	669
Delphi Automotive Plc	32	1,912
Denso Corp.	26	1,384
Discovery Communications Inc. - Class A (c)	5	434
DreamWorks Animation SKG Inc. - Class A (c)	14	511
Electrolux AB	44	1,155
Exedy Corp.	17	495
Fast Retailing Co. Ltd.	1	496
Gannett Co. Inc.	31	908
GKN Plc	20	124
Grupo Sanborns SA de CV - Class B-1	949	2,011
Home Depot Inc.	19	1,589
Hyundai Mobis	10	2,857
Inchcape Plc	136	1,385
Inditex SA	1	166
JUMBO SA (c)	221	3,519
Lennar Corp. - Class A	36	1,416
Li & Fung Ltd. (e)	578	747
Lululemon Athletica Inc. (c) (e)	11	626
Marks & Spencer Group Plc	97	696
Nike Inc. - Class B	5	417
Rinnai Corp.	15	1,145
Ross Stores Inc.	8	570
SES SA - FDR - Class A	72	2,317
Shimano Inc.	12	1,039
Signet Jewelers Ltd.	26	2,030
Sirius XM Holdings Inc (c)	851	2,970
Starbucks Corp.	29	2,250
Stella International Holdings Ltd.	92	233
Swatch Group AG	1	57
Swatch Group AG - Class B	1	345
Tiffany & Co.	29	2,709
Wynn Macau Ltd.	141	642

		51,738

CONSUMER STAPLES - 3.2%
Ajinomoto Co. Inc.	24	350
China Mengniu Dairy Co. Ltd.	96	457
Coca-Cola Amatil Ltd.	53	568
Glanbia Plc	111	1,725
Hypermarcas SA	38	282
Imperial Tobacco Group Plc	8	328
Japan Tobacco Inc.	12	384
LG Household & Health Care Ltd.	2	1,007
Nestle SA	48	3,503
Pernod-Ricard SA	29	3,318
Shoprite Holdings Ltd.	35	541
Unicharm Corp.	13	765
Unilever NV - CVA	35	1,392
Unilever Plc	9	379
Woolworths Ltd.	12	357
Wumart Stores Inc. - Class H	252	409

		15,765

ENERGY - 2.5%
Cameco Corp. (e)	58	1,197
Cenovus Energy Inc.	22	627
Chevron Corp.	11	1,412
Cobalt International Energy Inc. (c)	54	888
Enbridge Inc.	19	813
Ensco Plc - Class A	5	292
Halliburton Co.	12	609
Lukoil OAO - ADR	24	1,496
Noble Energy Inc.	28	1,893
Oil Search Ltd.	126	916
Schlumberger Ltd.	9	834

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
SeaDrill Ltd.	11	434
Tullow Oil Plc	44	627

		12,038

FINANCIALS - 13.8%
ACE Ltd.	35	3,624
AFLAC Inc.	7	494
AIA Group Ltd. (q)	1,282	6,451
American Tower Corp.	39	3,121
Aon Plc - Class A	23	1,921
Banco Bradesco SA - ADR	115	1,443
Bangkok Bank PCL - NVDR	124	675
Bank of China Ltd. - Class H	634	293
Barclays Plc	312	1,412
BB&T Corp.	30	1,105
BlackRock Inc.	2	570
BNP Paribas	30	2,372
CaixaBank SA	370	1,929
China Pacific Insurance Group Co. Ltd. (e)	547	2,151
China Resources Land Ltd. (e)	342	851
CME Group Inc. - Class A	20	1,553
DBS Group Holdings Ltd.	32	434
Deutsche Wohnen AG	80	1,542
Fairfax Financial Holdings Ltd.	4	1,637
Goldman Sachs Group Inc.	17	2,925
Grupo BTG Pactual	135	1,567
Grupo Financiero Inbursa SAB de CV	219	619
HSBC Holdings Plc	23	253
HSBC Holdings Plc	30	325
Industrial & Commercial Bank of China Ltd. - Class H	1,588	1,077
IntercontinentalExchange Group Inc	12	2,789
JPMorgan Chase & Co.	12	713
Kotak Mahindra Bank Ltd.	23	274
Lloyds Banking Group Plc (c)	789	1,035
Marsh & McLennan Cos. Inc.	87	4,198
ORIX Corp.	39	691
Partners Group Holding AG	8	2,096
PICC Property & Casualty Co. Ltd. - Class H	2,071	3,080
Ping an Insurance Group Co. of China Ltd. - Class H	113	1,011
Sampo Oyj - Class A	67	3,303
Sberbank of Russia - ADR	239	3,016
Sberbank of Russia - GDR (c) (q)	51	628
Standard Chartered Plc	39	870
Sumitomo Mitsui Financial Group Inc.	27	1,399
Svenska Handelsbanken AB - Class A	14	705
Wharf Holdings Ltd.	120	919

		67,071

HEALTH CARE - 8.4%
AbbVie Inc.	9	480
Allergan Inc.	4	389
Baxter International Inc.	7	459
Bayer AG	34	4,770
Bristol-Myers Squibb Co.	114	6,080
Cerner Corp. (c)	23	1,260
Express Scripts Holding Co. (c)	37	2,578
Gilead Sciences Inc. (c)	151	11,318
Humana Inc.	5	464
Novo-Nordisk A/S - Class B	13	2,468
Quest Diagnostics Inc. (e)	35	1,879
Roche Holding AG	12	3,293
Seattle Genetics Inc. (c) (e)	79	3,159
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H	500	677
Ship Healthcare Holdings Inc.	21	812

	Shares/Par (p)	Value
Sino Biopharmaceutical	248	197
Sysmex Corp.	6	372

		40,655

INDUSTRIALS - 11.0%
Assa Abloy AB - Class B	53	2,805
Beijing Enterprises Holdings Ltd.	418	4,152
Bilfinger SE	18	1,975
Boeing Co.	28	3,876
Caterpillar Inc.	42	3,787
CCR SA	32	239
Danaher Corp.	40	3,111
Eaton Corp. Plc	85	6,478
Fanuc Ltd.	8	1,411
Fujitec Co. Ltd.	45	585
Hexcel Corp. (c)	92	4,111
IDEX Corp.	14	1,063
IJM Corp. Bhd	197	355
Impulsora del Desarrollo y El Empleo en America Latina SAB de CV - Class B-1 (c) (e)	252	578
Iron Mountain Inc.	25	750
Jardine Matheson Holdings Ltd.	7	356
Kawasaki Heavy Industries Ltd.	467	1,961
Kubota Corp.	88	1,460
Larsen & Toubro Ltd.	49	845
Marubeni Corp.	214	1,541
Meggitt Plc	218	1,912
Nielsen Holdings NV	50	2,276
Norfolk Southern Corp.	33	3,036
Schneider Electric SA	30	2,609
SMC Corp.	4	1,060
Waste Connections Inc.	21	921

		53,253

INFORMATION TECHNOLOGY - 10.0%
Accenture Plc - Class A	18	1,439
Apple Inc.	6	3,423
ASML Holding NV	51	4,816
ASML Holding NV - ADR	2	197
Avago Technologies Ltd.	30	1,566
Broadcom Corp. - Class A	73	2,158
Daum Communications Corp.	13	1,012
Delta Electronics Inc.	96	550
Freescale Semiconductor Ltd. (c)	29	469
Gemalto NV (e)	24	2,692
Genpact Ltd. (c)	170	3,116
Google Inc. - Class A (c)	4	4,416
Hamamatsu Photonics KK	27	1,076
Infosys Technologies Ltd. - ADR	2	130
International Business Machines Corp.	3	525
Jabil Circuit Inc.	65	1,141
Keyence Corp.	6	2,682
Murata Manufacturing Co. Ltd.	12	1,040
Oracle Corp.	95	3,650
Oracle Corp. Japan	27	983
QUALCOMM Inc.	9	639
Samsung Electronics Co. Ltd.	1	1,766
Samsung Electronics Co. Ltd. - GDR	—	196
Texas Instruments Inc.	38	1,686
Trend Micro Inc. (e)	14	501
VeriSign Inc. (c)	36	2,146
Visa Inc. - Class A	2	356
Yahoo! Japan Corp.	287	1,599
Yandex NV - Class A (c)	60	2,606

		48,576

MATERIALS - 3.0%
Air Products & Chemicals Inc.	7	749

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
Alacer Gold Corp.	7	15
Allegheny Technologies Inc.	12	438
Cliffs Natural Resources Inc. (e)	14	359
First Quantum Minerals Ltd.	71	1,288
Glencore International Plc	119	617
Holcim Ltd.	21	1,595
Iluka Resources Ltd. (e)	27	209
Koninklijke Philips NV	31	2,411
Monsanto Co.	13	1,480
Mosaic Co.	40	1,877
Rio Tinto Plc	6	328
Syngenta AG	6	2,337
Wacker Chemie AG	10	1,074

		14,777

TELECOMMUNICATION SERVICES - 3.6%
Bharti Airtel Ltd.	363	1,939
Deutsche Telekom AG	124	2,143
HKT Trust (q)	1,091	1,079
KDDI Corp.	33	2,033
Oi SA	59	90
Oi SA - ADR	19	31
Oi SA - ADR (e)	267	424
Rostelecom OJSC - ADR	38	789
Singapore Telecommunications Ltd.	496	1,442
SK Telecom Co. Ltd.	11	2,512
SoftBank Corp.	46	4,028
Vodafone Group Plc	121	478
Ziggo NV	6	276

		17,264

UTILITIES - 0.3%
Cheung Kong Infrastructure Holdings Ltd.	127	803
Enersis SA - ADR	61	917

		1,720

Total Common Stocks (cost $248,929)		322,857

PREFERRED STOCKS - 0.1%

INFORMATION TECHNOLOGY - 0.0%
ASAT Holdings Ltd. (f)	7	—

TELECOMMUNICATION SERVICES - 0.1%
Oi SA	183	278

Total Preferred Stocks (cost $1,045)		278

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.4%
Appalachian Consumer Rate Relief Funding LLC, 3.77%, 08/01/31	$100	97
Avis Budget Rental Car Funding AESOP LLC, 2.97%, 02/20/20 (q)	100	102
Banc of America Commercial Mortgage Trust REMIC
5.89%, 07/10/44 (i)	35	38
6.21%, 02/10/51 (i)	70	80
Bear Stearns Commercial Mortgage Securities Trust REMIC, 5.71%, 09/11/42 (i)	20	23
Citigroup Commercial Mortgage Trust REMIC, 4.37%, 09/10/46 (i)	65	67
COMM Mortgage Trust REMIC, 5.29%, 12/10/46	25	27
Commercial Mortgage Pass-Through Certificates REMIC
4.21%, 08/10/46	88	90
5.61%, 01/15/49 (i)	45	48
Commercial Mortgage Trust REMIC, 5.87%, 12/10/49 (i)	25	27

	Shares/Par (p)	Value
Credit Suisse Commercial Mortgage Trust REMIC, 5.68%, 06/15/39 (i)	45	49
Credit Suisse Mortgage Capital Certificates REMIC, 5.70%, 09/15/40 (i)	50	55
Greenwich Capital Commercial Funding Corp. REMIC, 5.44%, 03/10/39	50	55
Hilton USA Trust REMIC, 2.66%, 11/05/30 (q)	200	198
JPMorgan Chase Commercial Mortgage Securities Trust REMIC
5.81%, 06/12/43 (i)	28	30
5.55%, 05/12/45	202	222
5.72%, 02/15/51	25	27
LB Commercial Mortgage Trust REMIC, 5.84%, 07/15/44 (i)	20	22
LB-UBS Commercial Mortgage Trust REMIC
5.64%, 03/15/39 (i)	66	72
5.43%, 02/15/40	58	64
6.16%, 09/15/45 (i)	25	29
Merrill Lynch/Countrywide Commercial Mortgage Trust REMIC, 5.89%, 08/12/49 (i)	25	28
Morgan Stanley Capital I Trust REMIC
5.82%, 06/11/42 (i)	22	25
5.32%, 12/15/43	167	182
Wachovia Bank Commercial Mortgage Trust REMIC
5.75%, 07/15/45 (i)	52	57
5.50%, 04/15/47	25	28
5.59%, 04/15/47 (i)	20	22
5.73%, 06/15/49 (i)	50	55

Total Non-U.S. Government Agency Asset- Backed Securities (cost $1,841)		1,819

CORPORATE BONDS AND NOTES - 5.7%

CONSUMER DISCRETIONARY - 0.5%
Altegrity Inc., 10.50%, 11/01/15 (q)	200	178
Carnival Corp., 3.95%, 10/15/20	55	55
Comcast Corp., 5.88%, 02/15/18	250	287
DISH DBS Corp., 4.25%, 04/01/18	75	77
Dollar General Corp.
1.88%, 04/15/18	50	48
3.25%, 04/15/23	220	202
Glencore Funding LLC, 4.13%, 05/30/23 (q)	30	28
Hilton Worldwide Finance LLC, 5.63%, 10/15/21 (e) (q)	125	130
MGM Resorts International, 5.88%, 02/27/14	350	352
Michaels Stores Inc., 7.75%, 11/01/18	275	298
NBCUniversal Enterprise Inc., 1.97%, 04/15/19 (q)	350	342
News America Inc., 4.00%, 10/01/23 (q)	105	104
Thomson Reuters Corp.
1.30%, 02/23/17	35	35
4.30%, 11/23/23	110	110
Time Warner Inc., 4.05%, 12/15/23	125	124

		2,370

CONSUMER STAPLES - 0.4%
Anheuser-Busch InBev NV, 8.63%, 01/30/17, EUR	250	421
Coca-Cola Co., 3.20%, 11/01/23	75	72
ConAgra Foods Inc.
1.30%, 01/25/16	30	30
3.20%, 01/25/23	30	28
CVS Caremark Corp., 4.00%, 12/05/23	100	100
Imperial Tobacco Finance Plc, 8.38%, 02/17/16, EUR	250	396
Reynolds American Inc. 4.85%, 09/15/23 (e)	35	36

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
6.15%, 09/15/43	15	16
Reynolds Group Issuer Inc., 7.88%, 08/15/19	325	359
Tesco Plc, 5.50%, 01/13/33, GBP	300	516

		1,974

ENERGY - 0.5%
CenterPoint Energy Resources Corp., 4.50%, 01/15/21	60	64
Chevron Corp., 2.36%, 12/05/22	70	64
Devon Energy Corp., 3.25%, 05/15/22	35	33
Enbridge Energy Partners LP, 5.20%, 03/15/20	120	129
Kinder Morgan Energy Partners LP
6.00%, 02/01/17	200	224
3.50%, 09/01/23	50	46
4.15%, 02/01/24	40	39
PDC Energy Inc., 7.75%, 10/15/22	100	108
Petroleos Mexicanos
3.50%, 07/18/18 (e)	35	36
8.00%, 05/03/19	100	121
6.50%, 06/02/41	55	57
Schlumberger Investment SA, 3.65%, 12/01/23	35	35
Spectra Energy Partners LP
2.95%, 09/25/18	35	35
4.75%, 03/15/24	30	31
Statoil ASA
1.20%, 01/17/18	35	34
5.25%, 04/15/19	30	34
3.70%, 03/01/24	75	74
Total Capital Canada Ltd., 2.75%, 07/15/23 (e)	20	18
Total Capital International SA, 1.55%, 06/28/17	40	40
TransCanada Pipelines Ltd., 6.50%, 08/15/18 (e)	475	559
Transocean Inc., 5.05%, 12/15/16 (l)	200	221
Transportadora de Gas del Peru SA, 4.25%, 04/30/28 (e) (q)	200	175
Williams Partners LP, 5.25%, 03/15/20	350	382

		2,559

FINANCIALS - 2.2%
Allstate Corp., 3.15%, 06/15/23	120	114
American Campus Communities Operating Partnership LP, 3.75%, 04/15/23	50	46
American International Group Inc., 4.13%, 02/15/24	110	109
AvalonBay Communities Inc., 2.85%, 03/15/23	35	31
Bank of America Corp., 2.60%, 01/15/19	330	331
Bank of New York Mellon Corp., 3.95%, 11/18/25	125	124
Barclays Bank Plc, 6.00%, 01/14/21, EUR	300	467
Berkshire Hathaway Finance Corp.
2.00%, 08/15/18	25	25
3.00%, 05/15/22	275	263
BNP Paribas SA, 5.00%, 01/15/21	350	383
CIT Group Inc., 4.25%, 08/15/17 (e)	275	286
Citigroup Inc., 3.88%, 10/25/23	70	69
CME Group Inc., 5.30%, 09/15/43	15	16
Corporate Office Properties LP, 3.60%, 05/15/23	50	45
Developers Diversified Realty Corp., 4.75%, 04/15/18	40	43
ERP Operating LP
4.75%, 07/15/20	275	296
4.63%, 12/15/21	40	42
European Investment Bank, 4.63%, 04/15/20, EUR	1,050	1,705
Ford Motor Credit Co. LLC, 2.38%, 01/16/18	400	404
General Electric Capital Corp.
1.63%, 04/02/18 (e)	200	198

	Shares/Par (p)	Value
3.10%, 01/09/23	40	38
General Electric Capital European Funding, 5.38%, 01/23/20, EUR	500	807
Genworth Holdings Inc., 4.90%, 08/15/23	30	30
Goldman Sachs Group Inc.
5.25%, 07/27/21	200	219
3.63%, 01/22/23 (e)	570	551
Hospitality Properties Trust, 4.50%, 06/15/23	30	29
IntercontinentalExchange Group Inc., 4.00%, 10/15/23 (e)	40	40
JPMorgan Chase & Co.
1.63%, 05/15/18	40	39
3.25%, 09/23/22	180	172
3.20%, 01/25/23	180	170
Lloyds Bank Plc, 6.50%, 03/24/20, EUR	350	558
Merrill Lynch & Co. Inc., 4.63%, 09/14/18, EUR	250	372
PNC Financial Services Group Inc., 2.85%, 11/09/22 (k)	80	74
ProLogis LP
2.75%, 02/15/19	335	333
3.35%, 02/01/21	145	141
Realogy Group LLC, 7.88%, 02/15/19 (q)	275	302
Royal Bank of Canada, 1.50%, 01/16/18 (e)	50	49
Royal Bank of Scotland Plc
4.38%, 07/13/16, EUR	250	376
5.50%, 03/23/20, EUR	125	200
RSA Insurance Group Plc, 8.50%, (callable at 100 beginning 12/08/14) (m), GBP	100	171
Standard Chartered Plc
3.85%, 04/27/15 (q)	225	234
3.95%, 01/11/23 (q)	300	278
Toys R Us Property Co. II LLC, 8.50%, 12/01/17 (e)	200	206
Westfield Europe Finance Plc., 5.50%, 06/27/17, GBP	50	92

		10,478

HEALTH CARE - 0.6%
AbbVie Inc.
2.90%, 11/06/22	50	47
4.40%, 11/06/42	30	28
Baxter International Inc.
1.85%, 06/15/18	140	138
3.20%, 06/15/23	175	167
HCA Inc., 6.38%, 01/15/15	500	525
Kinetic Concepts Inc., 12.50%, 11/01/19 (e)	250	281
Merck & Co. Inc.
5.38%, 10/01/14, EUR	350	499
6.00%, 09/15/17	250	289
2.80%, 05/18/23	100	92
Patheon Inc. Term Loan B, 7.25%, 12/14/18 (i)	322	324
Teva Pharmaceutical Finance IV LLC, 2.25%, 03/18/20	65	62
UnitedHealth Group Inc., 2.88%, 03/15/23	40	37
Valeant Pharmaceuticals International Inc., 6.38%, 10/15/20 (q)	300	316

		2,805

INDUSTRIALS - 0.2%
Burlington Northern Santa Fe LLC, 3.45%, 09/15/21	130	128
CEVA Group Plc, 8.38%, 12/01/17 (q)	52	55
Norfolk Southern Corp., 3.25%, 12/01/21	225	218
TransDigm Inc., 7.75%, 12/15/18	200	214
Union Pacific Corp., 2.75%, 04/15/23	150	137
United Technologies Corp., 1.80%, 06/01/17	70	71
Volvo AB, 5.00%, 05/31/17, EUR	150	230

		1,053

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
INFORMATION TECHNOLOGY - 0.1%
First Data Corp.
8.25%, 01/15/21 (e) (q)	350	372
12.63%, 01/15/21	201	236
8.75%, 01/15/22 (q) (y)	100	107

		715

MATERIALS - 0.2%
ArcelorMittal, 6.75%, 02/25/22 (e) (l)	150	163
BHP Billiton Finance USA Ltd.
3.85%, 09/30/23	70	70
5.00%, 09/30/43	20	20
Cemex Espana Luxembourg, 9.25%, 05/12/20 (q)	95	104
Cemex Finance LLC, 9.38%, 10/12/22 (q)	200	226
FMG Resources August 2006 Pty Ltd., 6.88%, 04/01/22 (e) (q)	125	136
Inmet Mining Corp., 8.75%, 06/01/20 (q)	175	190
Rio Tinto Finance USA Plc, 2.88%, 08/21/22	50	47

		956

TELECOMMUNICATION SERVICES - 0.5%
AT&T Inc., 2.95%, 05/15/16	300	313
Clearwire Communications LLC, 14.75%, 12/01/16 (q)	250	341
Cricket Communications Inc., 7.75%, 10/15/20	125	142
Frontier Communications Corp., 9.25%, 07/01/21	375	432
MetroPCS Wireless Inc., 6.63%, 04/01/23 (e) (q)	125	129
NII Capital Corp., 7.63%, 04/01/21 (e)	175	72
Sprint Nextel Corp., 7.00%, 08/15/20 (e)	100	108
Telecom Italia SpA, 8.25%, 03/21/16, EUR	150	232
Verizon Communications Inc.
5.15%, 09/15/23	395	423
6.55%, 09/15/43	125	146

		2,338

UTILITIES - 0.5%
Abu Dhabi National Energy Co., 6.17%, 10/25/17	650	741
AES Corp.
7.75%, 10/15/15 (e)	125	138
8.00%, 10/15/17 (e)	200	235
American Electric Power Co. Inc., 1.65%, 12/15/17	80	78
CMS Energy Corp., 5.05%, 03/15/22 (e)	60	65
Enel Finance International NV, 3.88%, 10/07/14 (q)	300	307
Iberdrola Finance Ireland Ltd., 3.80%, 09/11/14 (q)	250	255
Jersey Central Power & Light Co., 5.63%, 05/01/16	95	103
MidAmerican Energy Holdings Co., 3.75%, 11/15/23 (q)	190	185
National Grid Plc, 6.30%, 08/01/16	100	112
Pacific Gas & Electric Co., 3.85%, 11/15/23	50	50
Pennsylvania Electric Co., 6.05%, 09/01/17	25	28
Progress Energy Inc.
7.05%, 03/15/19	50	60
7.75%, 03/01/31	20	26
Southaven Combined Cycle Generation LLC, 3.85%, 08/15/33	50	48
Veolia Environnement, 6.00%, 06/01/18 (e)	100	113

		2,544

Total Corporate Bonds and Notes (cost $26,836)		27,792

	Shares/Par (p)	Value
GOVERNMENT AND AGENCY OBLIGATIONS - 22.7%

GOVERNMENT SECURITIES - 19.6%
Federal Home Loan Bank - 0.2% (w)
Federal Home Loan Bank
0.63%, 12/28/16	800	796
3.38%, 09/08/23	230	227

		1,023
Federal Home Loan Mortgage Corp. - 0.5% (w)
Federal Home Loan Mortgage Corp., 1.75%, 09/10/15	2,350	2,405
Federal National Mortgage Association - 0.0% (w)
Federal National Mortgage Association, 7.13%, 01/15/30	50	68
Municipals - 0.1%
Massachusetts Housing Finance Agency, 4.00%, 12/01/43	25	27
Minnesota Housing Finance Agency, 2.35%, 03/01/43	48	43
Nebraska Investment Finance Authority
3.00%, 03/01/43	45	46
4.50%, 09/01/43	50	53
State of California
7.55%, 04/01/39	100	129
7.60%, 11/01/40	65	86
5.00%, 11/01/43	50	50
Tennessee Housing Development Agency, 4.00%, 07/01/43	25	27
Utility Debt Securitization Authority, 2.04%, 06/15/21	100	99

		560
Sovereign - 15.1%
Australia Government Bond
5.25%, 03/15/19, AUD	250	242
5.50%, 04/21/23, AUD	350	345
Austria Government Bond
4.00%, 09/15/16 (q), EUR	140	211
3.65%, 04/20/22 (q), EUR	525	812
Belgium Government Bond
3.00%, 09/28/19, EUR	100	148
2.25%, 06/22/23, EUR	875	1,173
Bermuda Government International Bond
4.14%, 01/03/23 (q)	200	191
4.85%, 02/06/24 (q)	200	200
Brazil Government International Bond
11.00%, 08/17/40	250	284
5.63%, 01/07/41 (e)	175	170
Brazil Letras do Tesouro Nacional, 10.00%, 01/01/18, BRL	1,720	672
Bundesobligation
2.25%, 04/11/14, EUR	80	111
2.00%, 02/26/16, EUR	515	735
Canada Government Bond
1.25%, 03/01/18, CAD	446	410
4.25%, 06/01/18, CAD	550	570
3.25%, 06/01/21, CAD	300	298
Chile Government International Bond, 3.88%, 08/05/20	150	156
Colombia Government International Bond
12.00%, 10/22/15, COP	231,000	135
4.38%, 07/12/21	200	207
9.85%, 06/28/27, COP	120,000	78
Colombia TES
5.00%, 11/21/18, COP	940,700	467
7.00%, 05/04/22, COP	488,100	255
6.00%, 04/28/28, COP	585,900	271

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
Croatia Government International Bond, 6.75%, 11/05/19 (q)	125	135
Federal Republic of Germany
3.75%, 01/04/17, EUR	240	363
3.00%, 07/04/20, EUR	100	152
2.25%, 09/04/21, EUR	80	116
1.50%, 02/15/23, EUR	195	260
4.00%, 01/04/37, EUR	180	300
3.25%, 07/04/42, EUR	480	725
Finland Government Bond
3.88%, 09/15/17 (q), EUR	550	843
3.50%, 04/15/21 (q), EUR	500	771
France Government Bond
0.25%, 11/25/15, EUR	520	715
3.25%, 05/25/45, EUR	370	489
Hashemite Kingdom of Jordan Government Bond, 2.50%, 10/30/20	200	196
Hellenic Republic Government Bond, 2.00%, 02/24/23 - 02/24/42 (k), EUR	400	307
Hungary Government International Bond
6.25%, 01/29/20	270	291
7.63%, 03/29/41	128	140
Indonesia Government International Bond
7.75%, 01/17/38	100	113
7.75%, 01/17/38 (q)	150	169
Ireland Government Bond
5.50%, 10/18/17, EUR	70	109
4.50%, 10/18/18 - 04/18/20, EUR	835	1,261
3.90%, 03/20/23, EUR	200	284
5.40%, 03/13/25, EUR	150	235
Israel Government Bond
5.50%, 02/28/17, ILS	1,260	422
4.25%, 03/31/23, ILS	1,760	546
Israel Government International Bond, 3.15%, 06/30/23	200	191
Italy Buoni Poliennali Del Tesoro
4.75%, 06/01/17, EUR	230	343
3.50%, 06/01/18, EUR	230	329
4.50%, 03/01/19 - 03/01/24, EUR	1,350	1,974
Japan Government Bond
0.10%, 06/15/14, JPY	121,350	1,153
1.50%, 09/20/14, JPY	120,000	1,151
1.70%, 09/20/16 - 09/20/17, JPY	260,000	2,602
1.00%, 09/20/20, JPY	30,000	296
1.20%, 12/20/20 - 06/20/21, JPY	231,350	2,306
2.00%, 12/20/25 - 03/20/42, JPY	130,000	1,373
1.60%, 03/20/32, JPY	134,200	1,306
2.30%, 12/20/35, JPY	85,000	905
Korea Treasury Bond
3.75%, 06/10/22, KRW	456,650	439
3.00%, 03/10/23, KRW	661,250	599
Lithuania Government International Bond, 6.63%, 02/01/22	200	234
Malaysia Government Bond
4.24%, 02/07/18, MYR	750	233
3.26%, 03/01/18, MYR	1,000	300
3.48%, 03/15/23, MYR	700	203
Mexico Bonos
8.00%, 12/17/15 - 06/11/20, MXN	8,000	670
7.75%, 12/14/17, MXN	6,200	521
6.50%, 06/10/21, MXN	17,500	1,375
10.00%, 12/05/24 - 11/20/36, MXN	22,500	2,198
8.50%, 11/18/38, MXN	930	79
Mexico Government International Bond
5.13%, 01/15/20 (e)	350	388
3.63%, 03/15/22	156	156
4.00%, 10/02/23	110	109

	Shares/Par (p)	Value
Morocco Government International Bond, 4.25%, 12/11/22	250	231
Netherlands Government Bond, 4.00%, 07/15/19, EUR	600	944
Norway Government Bond
4.25%, 05/19/17, NOK	6,400	1,137
4.50%, 05/22/19, NOK	1,630	297
Overseas Private Investment Corp.
0.00%,11/18/15 (j)	33	33
3.49%, 12/20/29 (f)	25	24
Panama Government International Bond, 8.88%, 09/30/27	75	100
Peru Government International Bond
7.84%, 08/12/20 (q), PEN	550	224
8.75%, 11/21/33 (e)	50	71
Philippine Government International Bond, 9.88%, 01/15/19	200	264
Poland Government Bond
5.75%, 04/25/14 - 09/23/22, PLN	9,290	3,340
5.25%, 10/25/17 - 10/25/20, PLN	5,815	2,056
Poland Government International Bond
5.13%, 04/21/21	215	234
5.00%, 03/23/22	150	160
Portugal Obrigacoes do Tesouro OT
3.85%, 04/15/21 (q), EUR	20	24
4.95%, 10/25/23 (q), EUR	60	76
5.65%, 02/15/24 (q), EUR	20	26
Queensland Treasury Corp.
6.00%, 10/14/15, AUD	325	306
5.75%, 07/22/24, AUD	885	844
Republic of Belarus, 8.95%, 01/26/18	150	150
Republic of Deutschland, 4.25%, 07/04/18, EUR	600	951
Republic of Iraq, 5.80%, 01/15/28	350	298
Romania Government International Bond, 6.75%, 02/07/22 (q)	100	114
Russia Government Bond
6.20%, 01/31/18, RUB	26,650	789
7.50%, 03/15/18, RUB	2,900	90
Russia Government International Bond
5.00%, 04/29/20	200	214
7.50%, 03/31/30 (k) (q)	232	271
Singapore Government Bond, 2.25%, 06/01/21, SGD	450	355
Slovenia Government International Bond, 5.85%, 05/10/23 (e) (q)	250	254
South Africa Government Bond
7.75%, 02/28/23, ZAR	7,975	753
6.50%, 02/28/41, ZAR	4,975	350
Spain Government Bond
3.80%, 01/31/17, EUR	1,320	1,909
5.50%, 07/30/17, EUR	677	1,034
4.50%, 01/31/18, EUR	290	429
3.75%, 10/31/18, EUR	140	201
5.40%, 01/31/23 (q), EUR	2,735	4,133
Sweden Government Bond
4.50%, 08/12/15, SEK	1,535	253
3.75%, 08/12/17, SEK	12,270	2,064
5.00%, 12/01/20, SEK	2,900	533
3.50%, 06/01/22, SEK	7,260	1,229
Tennessee Valley Authority
3.88%, 02/15/21	100	105
3.50%, 12/15/42	62	49
Thailand Government Bond, 3.63%, 06/16/23, THB	5,800	173
Turkey Government International Bond
7.50%, 11/07/19	150	168
6.75%, 05/30/40	150	145

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
United Kingdom Treasury Bond
2.25%, 03/07/14 - 09/07/23, GBP	665	1,044
2.75%, 01/22/15, GBP	750	1,271
1.75%, 01/22/17 - 09/07/22, GBP	650	1,026
3.75%, 09/07/21, GBP	330	588
5.00%, 03/07/25, GBP	400	775
4.50%, 09/07/34, GBP	320	601
4.25%, 12/07/40 - 12/07/46, GBP	645	1,187
3.25%, 01/22/44, GBP	100	153
Venezuela Government International Bond
9.25%, 09/15/27 (e)	250	193
9.38%, 01/13/34	200	148

		72,907

Treasury Inflation Index Securities - 0.4%
Brazil Inflation Indexed Notas do Tesouro Nacional, 6.00%, 05/15/17 (s), BRL	380	385
Mexico Government Inflation Indexed Bond
3.50%, 12/14/17 (s), MXN	492	41
4.00%, 11/15/40 (s), MXN	476	37
Turkey Government Inflation Indexed Bond, 3.00%, 02/23/22 (n), TRY	340	153
U.S. Treasury Inflation Indexed Note
1.88%, 07/15/15 (n)	300	316
0.38%, 07/15/23 (n)	713	686
2.38%, 01/15/25 (n)	186	213
0.63%, 02/15/43 (n)	152	117
Uruguay Government International Inflation Indexed Bond, 3.70%, 06/26/37 (n), UYU	1,668	71

		2,019

U.S. Treasury Securities - 3.3%
U.S. Treasury Bond
5.38%, 02/15/31	50	61
4.38%, 02/15/38	1,325	1,437
3.13%, 02/15/43	75	64
2.88%, 05/15/43	1,025	827
3.63%, 08/15/43 (e)	150	141
U.S. Treasury Note
1.25%, 02/15/14	1,175	1,177
0.38%, 08/31/15	210	210
1.38%, 11/30/15 - 09/30/18	3,680	3,727
1.50%, 07/31/16	570	583
1.00%, 09/30/16 - 03/31/17	4,105	4,122
3.75%, 11/15/18	600	658
3.50%, 05/15/20	1,500	1,617
2.13%, 08/15/21	200	194
1.75%, 05/15/22 - 05/15/23	600	550
2.50%, 08/15/23	500	479

		15,847

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 3.1%

Federal Home Loan Mortgage Corp. - 0.9%
Federal Home Loan Mortgage Corp.
1.87%, 11/25/19	40	39
0.79%, 07/25/20	185	185
1.69%, 01/25/22	24	24
2.78%, 09/25/22	43	44
2.52%, 01/25/23	70	66
3.11%, 02/25/23	50	49
2.62%, 03/25/23	50	50
3.30%, 04/25/23 (i)	32	31
3.53%, 07/25/23	30	30
2.58%, 10/01/42 (i)	663	675
4.00%, 05/01/43 - 11/01/43	2,627	2,710
REMIC, 1.32%, 12/25/18	24	24
REMIC, 1.73%, 07/25/19	25	24
REMIC, 0.55%, 04/25/20 (i)	205	205

	Shares/Par (p)	Value
REMIC, 1.58%, 04/25/22	49	47
REMIC, 1.88%, 04/25/22	25	24
REMIC, 2.36%, 07/25/22	25	23
REMIC, 2.78%, 09/25/22	25	25
REMIC, 2.68%, 10/25/22	25	24

		4,299

Federal National Mortgage Association - 2.0%
Federal National Mortgage Association
3.00%, 01/01/27 - 04/01/43	4,487	4,365
2.50%, 05/01/28 - 09/01/28	856	848
2.00%, 01/15/29, TBA (g)	100	96
3.50%, 10/01/42 - 01/15/44, TBA (g)	720	715
2.51%, 01/01/43 (i)	757	749
4.00%, 05/01/43 - 11/01/43	1,109	1,146
3.00%, 01/15/44, TBA (g)	200	190
4.00%, 01/15/44, TBA (g)	100	103
4.50%, 01/15/44, TBA (g)	1,300	1,377
REMIC, 2.61%, 03/25/22 (i)	25	24
REMIC, 3.33%, 10/25/23 (i)	209	204

		9,817

Government National Mortgage Association - 0.2%
Government National Mortgage Association
2.50%, 04/20/28	183	183
3.50%, 05/20/43	169	171
4.50%, 09/20/43	320	342
4.00%, 10/20/43	323	337

		1,033

Total Government and Agency Obligations (cost $112,359)		109,978

OTHER EQUITY INTERESTS - 0.0%
Wind Acquisition Finance SA (q) (u)	150	160

Total Other Equity Interests (cost $157)		160

SHORT TERM INVESTMENTS - 8.3%

Investment Companies - 4.6%
JNL Money Market Fund, 0.01% (a) (h)	22,308	22,308

Securities Lending Collateral - 3.7%
Securities Lending Cash Collateral Fund LLC, 0.22% (a) (h)	18,057	18,057

Total Short Term Investments (cost $40,365)		40,365

Total Investments - 103.7% (cost $431,532)		503,249
Other Assets and Liabilities, Net - (3.7%)		(17,920)

Total Net Assets - 100.0%		$485,329

JNL/Capital Guardian Global Diversified Research Fund

COMMON STOCKS - 96.1%

AUSTRALIA - 2.3%
Coca-Cola Amatil Ltd. (e)	338	$3,631
Oil Search Ltd.	525	3,817
Woolworths Ltd.	74	2,225

		9,673

BRAZIL - 0.3%
CCR SA	172	1,295

CANADA - 1.3%
Cameco Corp. (e)	44	909
Cenovus Energy Inc.	87	2,498

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
First Quantum Minerals Ltd.	125	2,244

		5,651

CHILE - 0.3%
Enersis SA - ADR	86	1,289

CHINA - 1.2%
Bank of China Ltd. - Class H	4,025	1,858
China Pacific Insurance Group Co. Ltd.	346	1,362
Industrial & Commercial Bank of China Ltd. - Class H	2,615	1,773

		4,993

DENMARK - 1.3%
Novo-Nordisk A/S - Class B	29	5,370

FINLAND - 1.0%
Sampo Oyj - Class A	89	4,355

FRANCE - 2.4%
BNP Paribas	49	3,796
Pernod-Ricard SA	32	3,642
Schneider Electric SA	31	2,672

		10,110

GERMANY - 2.8%
Bayer AG	65	9,104
Daimler AG	29	2,517

		11,621

GREECE - 0.6%
JUMBO SA (c)	152	2,424

HONG KONG - 3.7%
AIA Group Ltd.	851	4,281
Cheung Kong Infrastructure Holdings Ltd.	541	3,420
HKT Trust (q)	3,530	3,493
Jardine Matheson Holdings Ltd. (e)	39	2,054
Li & Fung Ltd. (e)	668	863
Wharf Holdings Ltd.	204	1,563

		15,674

INDIA - 0.7%
Bharti Airtel Ltd.	436	2,329
Infosys Technologies Ltd. - ADR	15	840

		3,169

IRELAND - 2.5%
Accenture Plc - Class A	35	2,853
Eaton Corp. Plc	65	4,910
Glanbia Plc	154	2,431
Glanbia Plc	12	194

		10,388

JAPAN - 8.6%
Denso Corp.	19	977
Exedy Corp.	48	1,412
Fujitec Co. Ltd.	96	1,248
Hamamatsu Photonics KK	44	1,757
Japan Tobacco Inc.	40	1,295
Kawasaki Heavy Industries Ltd.	410	1,722
KDDI Corp.	38	2,317
Keyence Corp.	7	2,942
Kubota Corp.	170	2,820
Marubeni Corp.	179	1,289
Murata Manufacturing Co. Ltd.	16	1,378
Rinnai Corp.	16	1,270
Ship Healthcare Holdings Inc.	29	1,111
SoftBank Corp.	56	4,888
Sumitomo Mitsui Financial Group Inc.	98	5,096
Sysmex Corp.	22	1,311

	Shares/Par (p)	Value
Trend Micro Inc. (e)	36	1,258
Unicharm Corp.	33	1,866

		35,957

MACAU - 0.9%
Wynn Macau Ltd.	880	4,002

MALAYSIA - 0.2%
Bumiputra-Commerce Holdings Bhd	393	915

MEXICO - 0.8%
Grupo Financiero Inbursa SAB de CV	379	1,071
Grupo Sanborns SA de CV - Class B-1	1,010	2,139

		3,210

NETHERLANDS - 2.8%
ASML Holding NV	40	3,734
Fugro NV - CVA	30	1,801
Gemalto NV (e)	20	2,223
Koninklijke Philips NV	30	2,377
Unilever NV - CVA	38	1,532

		11,667

NORWAY - 0.4%
SeaDrill Ltd.	41	1,671

SINGAPORE - 1.7%
Avago Technologies Ltd.	41	2,147
DBS Group Holdings Ltd.	133	1,805
Singapore Telecommunications Ltd.	1,060	3,083

		7,035

SOUTH KOREA - 2.4%
Daum Communications Corp.	10	784
Hyundai Mobis	5	1,392
LG Household & Health Care Ltd.	6	3,325
Samsung Electronics Co. Ltd.	3	3,504
Samsung Electronics Co. Ltd. - GDR	2	1,113

		10,018

SPAIN - 0.2%
Inditex SA	6	1,057

SWEDEN - 1.3%
Assa Abloy AB - Class B	101	5,342

SWITZERLAND - 5.9%
ACE Ltd.	22	2,278
Cie Financiere Richemont SA	23	2,293
Holcim Ltd.	39	2,927
Nestle SA	44	3,239
Partners Group Holding AG	12	3,140
Roche Holding AG	17	4,788
Swatch Group AG - Class B	3	1,693
Swatch Group AG	3	376
Syngenta AG	10	3,928

		24,662

THAILAND - 0.4%
Bangkok Bank PCL - NVDR	290	1,579

UNITED KINGDOM - 6.8%
Aon Plc - Class A	45	3,767
Barclays Plc	1,080	4,883
HSBC Holdings Plc	219	2,402
Imperial Tobacco Group Plc	111	4,304
Marks & Spencer Group Plc	158	1,134
Meggitt Plc	376	3,295
Rio Tinto Plc	37	2,118
Signet Jewelers Ltd.	42	3,290
Standard Chartered Plc	68	1,540

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
Tullow Oil Plc	133	1,892

		28,625

UNITED STATES OF AMERICA - 43.3%
Air Products & Chemicals Inc.	18	2,057
Alacer Gold Corp.	20	40
Allegheny Technologies Inc.	32	1,151
Amazon.com Inc. (c)	9	3,469
American Tower Corp.	111	8,892
Apple Inc.	11	6,004
ASML Holding NV - ADR	19	1,799
BlackRock Inc.	12	3,766
Boeing Co.	27	3,644
Bristol-Myers Squibb Co.	152	8,068
Broadcom Corp. - Class A	100	2,968
Carnival Corp.	51	2,041
Caterpillar Inc.	28	2,579
Cerner Corp. (c)	52	2,887
Chevron Corp.	39	4,872
Cliffs Natural Resources Inc. (e)	33	860
CME Group Inc. - Class A	33	2,605
Coach Inc.	27	1,510
Cobalt International Energy Inc. (c)	59	966
Comcast Corp. - Class A	67	3,502
Danaher Corp.	65	5,003
Delphi Automotive Plc	61	3,644
Discovery Communications Inc. - Class A (c)	23	2,080
DreamWorks Animation SKG Inc. - Class A (c)	48	1,718
Express Scripts Holding Co. (c)	51	3,596
Freescale Semiconductor Ltd. (c)	88	1,411
Gannett Co. Inc.	57	1,698
Gilead Sciences Inc. (c)	265	19,937
Goldman Sachs Group Inc.	18	3,120
Google Inc. - Class A (c)	4	4,819
Halliburton Co.	41	2,066
Hexcel Corp. (c)	124	5,542
Home Depot Inc.	37	3,038
Humana Inc.	16	1,683
IDEX Corp.	37	2,732
IntercontinentalExchange Group Inc	8	1,833
Jabil Circuit Inc.	82	1,427
Lululemon Athletica Inc. (c) (e)	29	1,735
Marsh & McLennan Cos. Inc.	58	2,790
Monsanto Co.	11	1,305
Mosaic Co.	63	2,969
Nielsen Holdings NV	46	2,120
Nike Inc. - Class B	32	2,548
Norfolk Southern Corp.	23	2,172
Oracle Corp.	114	4,346
Quest Diagnostics Inc. (e)	25	1,339
Ross Stores Inc.	27	2,046
Schlumberger Ltd.	22	2,000
Seattle Genetics Inc. (c) (e)	184	7,340
Sirius XM Holdings Inc (c)	1,492	5,206
Starbucks Corp.	66	5,189
VeriSign Inc. (c) (e)	95	5,685
Visa Inc. - Class A	10	2,249
Waste Connections Inc.	48	2,072

		182,138

Total Common Stocks (cost $288,425)		403,990

SHORT TERM INVESTMENTS - 6.9%

Investment Companies - 4.1%
JNL Money Market Fund, 0.01% (a) (h)	17,268	17,268

	Shares/Par (p)	Value
Securities Lending Collateral - 2.8%
Securities Lending Cash Collateral Fund LLC, 0.22% (a) (h)	11,569	11,569

Total Short Term Investments (cost $28,837)		28,837

Total Investments - 103.0% (cost $317,262)		432,827
Other Assets and Liabilities, Net - (3.0%)		(12,488)

Total Net Assets - 100.0%		$420,339

JNL/DFA U.S. Core Equity Fund

COMMON STOCKS - 98.9%

CONSUMER DISCRETIONARY - 13.7%
1-800-Flowers.com Inc. - Class A (c)	2	$8
Aaron’s Inc.	3	101
Abercrombie & Fitch Co. - Class A (e)	3	109
Advance Auto Parts Inc.	2	173
Aeropostale Inc. (c) (e)	3	27
AFC Enterprises Inc. (c)	1	19
AH Belo Corp.	3	21
Allison Transmission Holdings Inc.	8	227
Amazon.com Inc. (c)	6	2,293
AMC Networks Inc. - Class A (c)	3	210
American Axle & Manufacturing Holdings Inc. (c)	4	77
American Eagle Outfitters Inc.	8	111
American Public Education Inc. (c)	1	35
Ann Inc. (c)	2	88
Apollo Education Group Inc. - Class A (c)	6	161
Arctic Cat Inc.	1	51
Asbury Automotive Group Inc. (c)	1	68
Ascena Retail Group Inc. (c)	10	208
Ascent Capital Group Inc. - Class A (c)	1	51
Autoliv Inc.	5	420
AutoNation Inc. (c)	2	84
AutoZone Inc. (c)	1	382
Bally Technologies Inc. (c)	1	95
Barnes & Noble Inc. (c)	3	43
Bassett Furniture Industries Inc.	1	8
Bebe Stores Inc.	9	46
Bed Bath & Beyond Inc. (c)	3	263
Best Buy Co. Inc.	13	510
Big 5 Sporting Goods Corp.	2	48
Big Lots Inc. (c)	2	74
Biglari Holdings Inc. (c)	—	41
BJ’s Restaurants Inc. (c) (e)	2	74
Blue Nile Inc. (c)	1	28
Bob Evans Farms Inc.	2	97
BorgWarner Inc.	5	257
Boyd Gaming Corp. (c)	2	18
Bridgepoint Education Inc. (c) (e)	2	32
Brinker International Inc.	2	93
Brown Shoe Co. Inc.	3	79
Brunswick Corp.	3	138
Buckle Inc. (e)	1	71
Buffalo Wild Wings Inc. (c)	1	191
Cabela’s Inc. - Class A (c)	3	223
Cablevision Systems Corp. - Class A (e)	10	185
Caesars Acquisition Co. - Class A (c)	5	63
Caesars Entertainment Corp. (c)	5	112
Callaway Golf Co.	4	30
Capella Education Co. (e)	1	70
Carmax Inc. (c)	6	300
Carmike Cinemas Inc. (c)	2	56
Carnival Corp.	8	318

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
Carrol’s Restaurant Group Inc. (c)	3	17
Carter’s Inc.	3	197
Cato Corp. - Class A	2	73
Cavco Industries Inc. (c)	—	21
CBS Corp. - Class A	—	13
CBS Corp. - Class B	9	580
CEC Entertainment Inc.	1	41
Charles & Colvard Ltd. (c)	2	10
Charter Communications Inc. - Class A (c)	2	299
Cheesecake Factory Inc.	3	154
Chico’s FAS Inc. (e)	8	145
Childrens Place Retail Stores Inc. (c)	1	63
Chipotle Mexican Grill Inc. - Class A (c)	1	320
Choice Hotels International Inc. (e)	3	167
Churchill Downs Inc.	1	101
Cinemark Holdings Inc.	6	204
Citi Trends Inc. (c)	1	22
Clear Channel Outdoor Holdings Inc.	2	18
Coach Inc.	4	213
Cobra Electronics Corp. (c)	—	—
Columbia Sportswear Co. (e)	1	71
Comcast Corp. - Class A	50	2,598
Comcast Corp. - Special Class A	11	550
Conn’s Inc. (c) (e)	2	189
Cooper Tire & Rubber Co.	3	79
Core-Mark Holding Co. Inc.	1	61
Corinthian Colleges Inc. (c) (e)	5	8
Cracker Barrel Old Country Store Inc.	1	143
Crocs Inc. (c)	4	56
CSS Industries Inc.	—	11
CST Brands Inc.	1	44
CTC Media Inc.	6	83
Culp Inc.	1	12
Cumulus Media Inc. - Class A (c)	14	109
D.R. Horton Inc.	13	281
Dana Holding Corp.	9	170
Darden Restaurants Inc. (e)	4	218
Deckers Outdoor Corp. (c) (e)	2	171
Delphi Automotive Plc	5	273
Destination Maternity Corp.	1	15
Destination XL Group Inc. (c)	2	14
DeVry Education Group Inc. (e)	4	133
Dick’s Sporting Goods Inc.	2	104
Digital Generation Inc. (c)	3	40
Dillard’s Inc. - Class A	3	243
DineEquity Inc.	1	85
DIRECTV (c)	8	566
Discovery Communications Inc. - Class A (c)	2	217
Discovery Communications Inc. - Class C (c)	1	109
DISH Network Corp. (c)	4	208
Dollar General Corp. (c)	5	295
Dollar Tree Inc. (c)	5	285
Domino’s Pizza Inc.	3	196
Dorman Products Inc. (c)	2	84
DreamWorks Animation SKG Inc. - Class A (c)	6	225
Drew Industries Inc.	2	90
DSW Inc. - Class A	4	154
Dunkin’ Brands Group Inc.	3	155
Einstein Noah Restaurant Group Inc.	1	9
Entercom Communications Corp. - Class A (c)	3	28
Entravision Communications Corp.	3	18
Ethan Allen Interiors Inc.	1	30
EW Scripps Co. - Class A (c)	3	70
Expedia Inc.	3	178
Express Inc. (c)	6	105
FAB Universal Corp. (c) (e) (f)	—	1
Family Dollar Stores Inc.	3	162
Famous Dave’s Of America Inc. (c)	—	2

	Shares/Par (p)	Value
Federal-Mogul Corp. (c)	4	82
Fiesta Restaurant Group Inc. (c)	1	48
Fifth & Pacific Co. Inc. (c)	7	212
Finish Line Inc. - Class A	4	116
Foot Locker Inc.	9	377
Ford Motor Co.	58	901
Fossil Group Inc. (c)	1	144
Fred’s Inc. - Class A	1	17
FTD Cos. Inc. (c) (e)	2	70
Fuel Systems Solutions Inc. (c)	1	13
Full House Resorts Inc. (c)	—	1
G-III Apparel Group Ltd. (c)	1	102
Gaiam Inc. - Class A (c)	—	1
GameStop Corp. - Class A	6	286
Gannett Co. Inc.	10	287
Gap Inc.	5	180
Garmin Ltd. (e)	6	264
General Motors Co. (c)	21	840
Genesco Inc. (c)	2	146
Gentex Corp.	7	237
Gentherm Inc. (c)	3	80
Genuine Parts Co.	3	241
GNC Holdings Inc. - Class A	3	171
Goodyear Tire & Rubber Co.	8	181
Graham Holdings Co	1	332
Grand Canyon Education Inc. (c)	2	78
Gray Television Inc. (c)	6	86
Group 1 Automotive Inc.	2	143
Groupon Inc. - Class A (c)	14	169
Guess? Inc.	4	135
H&R Block Inc.	6	179
HanesBrands Inc.	2	158
Harley-Davidson Inc.	5	346
Harman International Industries Inc.	3	279
Harte-Hanks Inc.	2	17
Hasbro Inc.	2	125
Haverty Furniture Cos. Inc.	2	49
Helen of Troy Ltd. (c)	2	96
hhgregg Inc. (c)	1	13
Hibbett Sports Inc. (c) (e)	1	35
Hillenbrand Inc.	3	82
Home Depot Inc.	23	1,853
HomeAway Inc. (c) (e)	2	99
HSN Inc.	2	106
Hyatt Hotels Corp. (c)	2	102
Iconix Brand Group Inc. (c)	2	90
International Game Technology	13	239
International Speedway Corp. - Class A	1	46
Interpublic Group of Cos. Inc.	12	216
Interval Leisure Group Inc.	3	102
iRobot Corp. (c)	2	62
Isle of Capri Casinos Inc. (c)	1	10
Jack in the Box Inc. (c)	3	130
John Wiley & Sons Inc. - Class A	3	138
John Wiley & Sons Inc. - Class B	—	6
Johnson Controls Inc.	11	559
Jos. A. Bank Clothiers Inc. (c)	2	99
Journal Communications Inc. - Class A (c)	3	24
K12 Inc. (c)	1	13
KB Home	4	64
Kirkland’s Inc. (c)	2	36
Kohl’s Corp.	10	584
Kona Grill Inc. (c)	1	17
Krispy Kreme Doughnuts Inc. (c)	3	60
L Brands Inc.	4	247
La-Z-Boy Inc.	3	78
Lakeland Industries Inc. (c)	—	1
Lamar Advertising Co. - Class A (c)	4	209

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
Las Vegas Sands Corp.	6	469
Lear Corp.	4	307
Leggett & Platt Inc.	5	154
Lennar Corp. - Class A	6	233
Libbey Inc. (c)	1	15
Liberty Global Plc - Class A (c)	5	435
Liberty Global Plc - Class C (c)	3	284
Liberty Interactive Corp. - Class A (c)	22	645
Liberty Media Corp. - Class A (c)	2	340
Liberty Ventures - Class A (c)	2	255
Life Time Fitness Inc. (c)	3	146
Lifetime Brands Inc.	1	17
LIN Media LLC - Class A (c)	2	44
Lions Gate Entertainment Corp. (e)	4	138
Lithia Motors Inc. - Class A	1	76
Live Nation Inc. (c)	12	237
LKQ Corp. (c)	7	243
Lowe’s Cos. Inc.	17	846
Luby’s Inc. (c)	1	10
Lululemon Athletica Inc. (c) (e)	2	130
Lumber Liquidators Holdings Inc. (c)	1	103
M/I Homes Inc. (c)	1	25
Macy’s Inc.	5	288
Madison Square Garden Inc. - Class A (c)	3	184
Marcus Corp.	1	12
Marine Products Corp.	1	12
MarineMax Inc. (c)	—	6
Marriott International Inc. - Class A	7	332
Marriott Vacations Worldwide Corp. (c)	2	112
Mattel Inc.	7	350
Matthews International Corp.	2	96
McClatchy Co. - Class A (c) (e)	—	—
McDonald’s Corp.	12	1,203
McGraw-Hill Financial. Inc.	4	324
MDC Holdings Inc.	2	74
Media General Inc. - Class A (c) (e)	—	8
Men’s Wearhouse Inc.	4	215
Meredith Corp.	1	57
Meritage Homes Corp. (c)	1	67
MGM Resorts International (c)	23	540
Michael Kors Holdings Ltd. (c)	4	354
Modine Manufacturing Co. (c)	4	47
Mohawk Industries Inc. (c)	3	513
Monarch Casino & Resort Inc. (c)	1	14
Monro Muffler Brake Inc. (e)	2	90
Morningstar Inc.	2	187
Motorcar Parts of America Inc. (c)	1	12
Movado Group Inc.	1	35
National CineMedia Inc.	4	71
Nautilus Inc. (c)	3	28
Netflix Inc. (c)	1	331
New York & Co. Inc. (c)	5	21
New York Times Co. - Class A (e)	10	157
Newell Rubbermaid Inc.	5	178
News Corp. - Class A (c)	13	242
News Corp. - Class B (c)	2	35
Nexstar Broadcasting Group Inc. - Class A	1	68
Nike Inc. - Class B	10	821
Nordstrom Inc.	4	271
NutriSystem Inc.	1	17
NVR Inc. (c)	—	103
O’Reilly Automotive Inc. (c)	2	306
Office Depot Inc. (c)	25	132
Omnicom Group Inc.	3	200
Orbitz Worldwide Inc. (c)	2	11
Orient-Express Hotels Ltd. - Class A (c)	—	2
Outerwall Inc. (c) (e)	1	87
Overstock.com Inc. (c) (e)	1	15

	Shares/Par (p)	Value
Oxford Industries Inc. (e)	1	73
Pandora Media Inc. (c)	6	160
Panera Bread Co. - Class A (c)	1	124
Papa John’s International Inc.	1	45
Penn National Gaming Inc. (c)	4	64
Penske Auto Group Inc.	5	255
Pep Boys-Manny Moe & Jack (c)	2	27
PetSmart Inc.	2	160
Pier 1 Imports Inc.	6	145
Polaris Industries Inc.	2	236
Pool Corp.	1	72
Priceline.com Inc. (c)	1	1,046
Pulte Homes Inc.	8	165
PVH Corp.	4	510
Quicksilver Inc. (c)	7	62
Ralph Lauren Corp. - Class A	1	108
Red Lion Hotels Corp. (c)	1	4
Red Robin Gourmet Burgers Inc. (c)	1	59
Regal Entertainment Group - Class A (e)	7	131
Regis Corp.	2	32
Rent-A-Center Inc.	4	146
RG Barry Corp.	—	2
Rick’s Cabaret International Inc. (c)	1	9
Rocky Brands Inc.	1	9
Ross Stores Inc.	5	348
Royal Caribbean Cruises Ltd.	11	507
Ruby Tuesday Inc. (c)	3	18
Ruth’s Hospitality Group Inc.	2	33
Ryland Group Inc.	2	87
Sally Beauty Holdings Inc. (c)	3	100
Scientific Games Corp. (c)	6	97
Scripps Networks Interactive Inc. - Class A	2	207
Sears Holdings Corp. (c) (e)	2	111
Select Comfort Corp. (c)	1	15
Service Corp. International	13	239
Shiloh Industries Inc. (c)	1	16
Shoe Carnival Inc.	1	38
Shutterfly Inc. (c) (e)	3	133
Signet Jewelers Ltd.	2	184
Sinclair Broadcast Group Inc. - Class A	3	123
Sirius XM Holdings Inc (c)	49	170
Six Flags Entertainment Corp.	3	96
Skechers U.S.A. Inc. - Class A (c)	2	61
Skullcandy Inc. (c)	2	11
Smith & Wesson Holding Corp. (c) (e)	3	39
Sonic Automotive Inc.	2	42
Sonic Corp. (c)	2	44
Sotheby’s	4	191
Speedway Motorsports Inc.	2	30
Stage Stores Inc. (e)	2	36
Standard Motor Products Inc.	2	81
Standard-Pacific Corp. (c) (e)	9	77
Staples Inc.	31	491
Starbucks Corp.	12	925
Starwood Hotels & Resorts Worldwide Inc.	3	261
Starz - Class A (c)	4	123
Stein Mart Inc.	2	27
Steiner Leisure Ltd. (c)	1	43
Steven Madden Ltd. (c)	4	132
Stoneridge Inc. (c)	3	39
Sturm Ruger & Co. Inc. (e)	—	29
Systemax Inc. (c)	2	19
Target Corp.	8	506
Tempur Sealy International Inc. (c)	1	61
Tenneco Inc. (c)	2	104
Tesla Motors Inc. (c) (e)	3	419
Texas Roadhouse Inc.	4	108
The Jones Group Inc.	3	47

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
Thor Industries Inc.	3	148
Tiffany & Co.	2	228
Tile Shop Holdings Inc. (c) (e)	—	4
Time Warner Cable Inc.	6	867
Time Warner Inc.	21	1,453
TJX Cos. Inc.	10	663
Toll Brothers Inc. (c)	8	281
Tower International Inc. (c)	1	12
Town Sports International Holdings Inc.	2	24
Tractor Supply Co.	3	244
TripAdvisor Inc. (c)	3	240
TRW Automotive Holdings Corp. (c)	5	406
Tupperware Brands Corp.	2	161
Twenty-First Century Fox Inc. - Class A	24	852
Twenty-First Century Fox Inc. - Class B	7	249
Ulta Salon Cosmetics & Fragrance Inc. (c)	2	145
Under Armour Inc. - Class A (c)	2	168
Unifi Inc. (c)	—	11
Universal Electronics Inc. (c)	2	65
Universal Technical Institute Inc.	1	13
Urban Outfitters Inc. (c)	3	104
Vail Resorts Inc.	2	135
Valassis Communications Inc. (e)	2	65
ValueVision Media Inc. (c)	4	31
VF Corp.	5	319
Viacom Inc. - Class A	—	9
Viacom Inc. - Class B	7	592
Visteon Corp. (c)	2	204
Vitamin Shoppe Inc. (c)	1	68
VOXX International Corp. - Class A (c)	—	2
WABCO Holdings Inc. (c)	1	123
Walt Disney Co.	26	2,017
Weight Watchers International Inc. (e)	1	33
Wendy’s Co.	24	206
West Marine Inc. (c)	1	14
Wet Seal Inc. - Class A (c)	7	19
Whirlpool Corp.	3	520
Williams-Sonoma Inc.	3	189
Winmark Corp.	—	9
Winnebago Industries Inc. (c)	1	27
Wolverine World Wide Inc.	5	177
World Wrestling Entertainment Inc. - Class A	1	17
Wyndham Worldwide Corp.	4	280
Wynn Resorts Ltd.	2	330
Yum! Brands Inc.	7	533
Zale Corp. (c)	2	29
Zumiez Inc. (c)	2	51

		68,431

CONSUMER STAPLES - 6.9%
Alico Inc.	—	12
Alliance One International Inc. (c)	5	15
Altria Group Inc.	28	1,076
Andersons Inc.	1	128
Annie’s Inc. (c) (e)	1	27
Archer-Daniels-Midland Co.	15	660
Avon Products Inc.	8	140
B&G Foods Inc.	3	117
Beam Inc.	8	531
Boston Beer Co. Inc. (c) (e)	—	48
Boulder Brands Inc. (c)	4	65
Brown-Forman Corp. - Class A	—	33
Brown-Forman Corp. - Class B	3	219
Bunge Ltd.	7	571
Cal-Maine Foods Inc.	2	96
Calavo Growers Inc.	1	18
Campbell Soup Co.	5	226
Casey’s General Stores Inc.	2	136

	Shares/Par (p)	Value
Central Garden & Pet Co. (c)	1	3
Chefs’ Warehouse Inc. (c)	1	26
Chiquita Brands International Inc. (c)	2	24
Church & Dwight Co. Inc.	3	229
Clorox Co.	3	270
Coca-Cola Bottling Co.	—	28
Coca-Cola Co.	48	1,992
Coca-Cola Enterprises Inc.	8	372
Colgate-Palmolive Co.	15	951
ConAgra Foods Inc.	13	428
Constellation Brands Inc. - Class A (c)	7	462
Constellation Brands Inc. - Class B (c)	—	1
Costco Wholesale Corp.	7	837
Craft Brewers Alliance Inc. (c)	1	13
CVS Caremark Corp.	24	1,701
Darling International Inc. (c)	9	194
Dean Foods Co. (c)	4	76
Dr. Pepper Snapple Group Inc.	5	221
Elizabeth Arden Inc. (c)	1	39
Energizer Holdings Inc.	2	229
Estee Lauder Cos. Inc.	4	279
Farmer Bros. Co. (c)	1	16
Flowers Foods Inc.	10	222
Fresh Del Monte Produce Inc.	4	102
General Mills Inc.	10	509
Green Mountain Coffee Roasters Inc. (c) (e)	4	338
Hain Celestial Group Inc. (c)	3	231
Harris Teeter Supermarkets Inc.	2	90
Herbalife Ltd. (e)	2	182
Hershey Co.	2	233
Hillshire Brands Co.	3	96
Hormel Foods Corp.	5	232
Ingles Markets Inc. - Class A	1	17
Ingredion Inc.	5	323
Inter Parfums Inc.	2	61
Inventure Foods Inc. (c)	—	3
J&J Snack Foods Corp.	1	80
JM Smucker Co.	5	518
John B. Sanfilippo & Son Inc.	—	10
Kellogg Co.	3	195
Kimberly-Clark Corp.	5	533
Kraft Foods Group Inc.	9	499
Kroger Co.	8	314
Lancaster Colony Corp.	1	106
Limoneira Co.	1	29
Lorillard Inc.	6	286
Mannatech Inc. (c)	—	5
McCormick & Co. Inc.	2	159
Mead Johnson Nutrition Co.	3	260
Medifast Inc. (c)	1	31
Molson Coors Brewing Co. - Class B	8	427
Mondelez International Inc. - Class A	38	1,357
Monster Beverage Corp. (c)	3	236
National Beverage Corp. (c)	1	11
Nu Skin Enterprises Inc.	1	169
Nutraceutical International Corp. (c)	1	29
Oil-Dri Corp. of America	—	4
Omega Protein Corp. (c)	1	7
Orchids Paper Products Co.	—	8
PepsiCo Inc.	25	2,044
Philip Morris International Inc.	21	1,819
Pilgrim’s Pride Corp. (c)	8	124
Post Holdings Inc. (c)	3	129
Prestige Brands Holdings Inc. (c)	3	113
PriceSmart Inc. (e)	1	104
Procter & Gamble Co.	43	3,504
Revlon Inc. - Class A (c)	2	60
Reynolds American Inc.	5	251

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
Rite Aid Corp. (c)	47	238
Safeway Inc.	12	378
Sanderson Farms Inc.	2	113
Snyders-Lance Inc. (e)	5	151
Spartan Stores Inc.	2	39
Spectrum Brands Holdings Inc.	3	233
Susser Holdings Corp. (c) (e)	1	77
Sysco Corp.	8	285
The Fresh Market Inc. (c)	2	61
Tootsie Roll Industries Inc. (e)	2	54
TreeHouse Foods Inc. (c)	2	160
Tyson Foods Inc.	13	445
United Natural Foods Inc. (c)	3	188
Universal Corp. (e)	1	44
USANA Health Sciences Inc. (c) (e)	1	38
Vector Group Ltd. (e)	2	37
Village Super Market Inc. - Class A	—	10
Wal-Mart Stores Inc.	26	2,029
Walgreen Co.	14	827
WD-40 Co.	1	64
Weis Markets Inc.	2	79
WhiteWave Foods Co. - Class A (c)	3	68
Whole Foods Market Inc.	5	317

		34,504

ENERGY - 10.0%
Adams Resources & Energy Inc.	—	17
Alon USA Energy Inc.	2	33
Alpha Natural Resources Inc. (c)	11	77
Anadarko Petroleum Corp.	12	929
Apache Corp.	9	792
Atwood Oceanics Inc. (c)	4	220
Baker Hughes Inc.	10	580
Basic Energy Services Inc. (c)	2	37
Bill Barrett Corp. (c) (e)	2	61
Bolt Technology Corp.	1	33
Bonanza Creek Energy Inc. (c)	2	87
BPZ Resources Inc. (c) (e)	4	7
Bristow Group Inc.	2	113
C&J Energy Services Inc. (c) (e)	2	38
Cabot Oil & Gas Corp. - Class A	10	368
Callon Petroleum Co. (c)	2	15
Cameron International Corp. (c)	3	170
CARBO Ceramics Inc. (e)	1	141
Carrizo Oil & Gas Inc. (c)	3	152
Cheniere Energy Inc. (c)	5	226
Chesapeake Energy Corp.	24	640
Chevron Corp.	43	5,369
Cimarex Energy Co.	4	435
Clayton Williams Energy Inc. (c)	1	57
Cloud Peak Energy Inc. (c)	3	54
Cobalt International Energy Inc. (c)	7	114
Comstock Resources Inc.	2	42
Concho Resources Inc. (c)	5	529
ConocoPhillips	27	1,925
CONSOL Energy Inc.	11	406
Contango Oil & Gas Co. (c)	1	40
Continental Resources Inc. (c) (e)	1	90
Core Laboratories NV	1	191
Crosstex Energy Inc.	3	112
Delek US Holdings Inc. (e)	3	96
Denbury Resources Inc. (c)	13	211
Devon Energy Corp.	9	560
Diamond Offshore Drilling Inc.	4	222
Dresser-Rand Group Inc. (c)	4	233
Dril-Quip Inc. (c)	2	220
Endeavour International Corp. (c) (e)	1	5
Energen Corp.	4	266

	Shares/Par (p)	Value
Energy XXI Bermuda Ltd.	4	112
EOG Resources Inc.	6	1,066
EPL Oil & Gas Inc. (c)	3	95
EQT Corp.	3	305
Era Group Inc. (c)	2	49
Exterran Holdings Inc. (c)	4	127
Exxon Mobil Corp.	97	9,843
FMC Technologies Inc. (c)	5	259
Gastar Exploration Ltd. (c) (e)	5	32
Geospace Technologies Corp. (c) (e)	1	47
Goodrich Petroleum Corp. (c) (e)	2	32
Green Plains Renewable Energy Inc.	1	25
Gulf Island Fabrication Inc.	1	14
Gulfmark Offshore Inc. - Class A	2	100
Gulfport Energy Corp. (c)	4	275
Halliburton Co.	14	710
Helix Energy Solutions Group Inc. (c)	7	158
Helmerich & Payne Inc.	5	431
Hercules Offshore Inc. (c)	6	37
Hess Corp.	7	597
HKN Inc. (c)	—	2
HollyFrontier Corp.	9	427
Hornbeck Offshore Services Inc. (c)	1	61
ION Geophysical Corp. (c)	1	3
James River Coal Co. (c) (e)	—	—
Key Energy Services Inc. (c)	7	58
Kinder Morgan Inc.	13	454
Knightsbridge Tankers Ltd.	3	25
Kodiak Oil & Gas Corp. (c)	14	160
Kosmos Energy Ltd. (c)	11	121
Laredo Petroleum Holdings Inc. (c)	7	197
Magnum Hunter Resources Corp. (c)	7	51
Marathon Oil Corp.	17	583
Marathon Petroleum Corp.	6	569
Matador Resources Co. (c)	4	72
Matrix Service Co. (c)	2	37
McDermott International Inc. (c)	4	37
Miller Energy Resources Inc. (c) (e)	—	1
Mitcham Industries Inc. (c)	1	10
Murphy Oil Corp.	4	284
Murphy USA Inc. (c)	1	45
Nabors Industries Ltd.	18	313
National Oilwell Varco Inc.	10	801
Natural Gas Services Group Inc. (c)	1	20
Newfield Exploration Co. (c)	9	210
Newpark Resources Inc. (c)	7	89
Noble Corp plc	12	431
Noble Energy Inc.	8	549
Northern Oil and Gas Inc. (c) (e)	3	41
Oasis Petroleum Inc. (c)	5	232
Occidental Petroleum Corp.	18	1,738
Oceaneering International Inc.	2	193
Oil States International Inc. (c)	3	264
Panhandle Oil and Gas Inc. - Class A	—	12
Parker Drilling Co. (c)	10	82
Patterson-UTI Energy Inc.	9	232
PDC Energy Inc. (c)	2	128
Peabody Energy Corp.	15	302
Penn Virginia Corp. (c)	7	69
PetroQuest Energy Inc. (c)	1	6
PHI Inc. (c)	—	4
PHI Inc. (c)	1	35
Phillips 66	11	851
Pioneer Energy Services Corp. (c)	2	18
Pioneer Natural Resources Co.	5	845
QEP Resources Inc.	8	243
Range Resources Corp.	4	308
Renewable Energy Group Inc. (c)	2	18

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
Rentech Inc. (c)	2	4
Rex Energy Corp. (c)	4	76
RigNet Inc. (c) (e)	1	38
Rosetta Resources Inc. (c)	4	190
Rowan Cos. Plc - Class A (c)	8	274
RPC Inc. (e)	8	139
SandRidge Energy Inc. (c) (e)	31	188
Schlumberger Ltd.	21	1,909
Scorpio Tankers Inc.	8	88
SEACOR Holdings Inc. (c)	2	144
SemGroup Corp. - Class A	3	169
Ship Finance International Ltd. (e)	4	64
SM Energy Co.	3	271
Southwestern Energy Co. (c)	9	337
Spectra Energy Corp.	11	385
Stone Energy Corp. (c)	4	152
Superior Energy Services Inc. (c)	7	195
Synergy Resources Corp. (c) (e)	4	33
Targa Resources Corp.	1	116
Teekay Corp.	4	173
Tesco Corp. (c)	1	12
Tesoro Corp.	6	322
Tetra Technologies Inc. (c)	6	72
TGC Industries Inc.	1	5
Tidewater Inc.	3	185
Transocean Ltd.	8	377
Triangle Petroleum Corp. (c) (e)	6	52
Ultra Petroleum Corp. (c) (e)	8	168
Unit Corp. (c)	3	136
Valero Energy Corp.	10	519
W&T Offshore Inc. (e)	4	61
Warren Resources Inc. (c)	3	8
Weatherford International Ltd. (c)	37	567
Western Refining Inc. (e)	5	212
Whiting Petroleum Corp. (c)	6	349
Willbros Group Inc. (c)	6	55
Williams Cos. Inc.	11	413
World Fuel Services Corp. (e)	1	36
WPX Energy Inc. (c)	13	260

		50,212

FINANCIALS - 17.5%
1st Source Corp.	2	48
1st United Bancorp Inc.	1	10
ACE Ltd.	8	828
Affiliated Managers Group Inc. (c)	1	260
AFLAC Inc.	10	695
Alexander & Baldwin Inc.	3	146
Alleghany Corp. (c)	1	268
Allied World Assurance Co. Holdings Ltd.	2	254
Allstate Corp.	10	570
Altisource Asset Management Corp. (c)	—	47
Altisource Portfolio Solutions SA (c)	1	111
American Capital Ltd. (c)	18	285
American Equity Investment Life Holding Co.	3	82
American Express Co.	15	1,388
American Financial Group Inc.	6	328
American International Group Inc.	33	1,673
American National Insurance Co.	1	139
Ameriprise Financial Inc.	4	484
Ameris Bancorp (c)	1	23
Amerisafe Inc.	1	34
AmTrust Financial Services Inc. (e)	5	153
Aon Plc - Class A	4	352
Arch Capital Group Ltd. (c)	6	383
Argo Group International Holdings Ltd.	1	31
Arrow Financial Corp.	—	1
Arthur J Gallagher & Co.	4	206

	Shares/Par (p)	Value
Aspen Insurance Holdings Ltd.	4	169
Associated Bancorp	11	195
Assurant Inc.	5	305
Assured Guaranty Ltd.	9	213
Astoria Financial Corp.	6	80
Atlanticus Holdings Corp. (c) (e)	1	2
AV Homes Inc. (c)	1	11
Axis Capital Holdings Ltd.	6	283
Baldwin & Lyons Inc. - Class B	1	14
BancFirst Corp.	1	62
Bancorp Inc. (c)	2	38
BancorpSouth Inc. (e)	8	210
Bank Mutual Corp.	2	15
Bank of America Corp.	249	3,880
Bank of Hawaii Corp.	3	154
Bank of New York Mellon Corp.	26	913
Bank of the Ozarks Inc.	2	124
BankUnited Inc.	6	204
Banner Corp.	1	58
BB&T Corp.	16	605
BBCN Bancorp Inc.	7	113
Beneficial Mutual Bancorp Inc. (c)	4	43
Berkshire Hathaway Inc. - Class B (c)	29	3,475
Berkshire Hills Bancorp Inc.	1	32
BGC Partners Inc.	8	46
BlackRock Inc.	3	991
BofI Holding Inc. (c)	1	55
BOK Financial Corp.	4	240
Boston Private Financial Holdings Inc.	7	84
Brookline Bancorp Inc.	7	62
Brown & Brown Inc.	9	277
Bryn Mawr Bank Corp.	1	45
C&F Financial Corp.	—	2
Calamos Asset Management Inc. - Class A	1	7
Camco Financial Corp. (c)	1	3
Camden National Corp.	—	13
Capital City Bank Group Inc. (c)	1	8
Capital One Financial Corp.	14	1,038
Capital Southwest Corp.	1	17
CapitalSource Inc.	9	134
Capitol Federal Financial Inc.	11	137
Cardinal Financial Corp.	2	34
Cash America International Inc. (e)	2	58
Cathay General Bancorp	6	160
CBOE Holdings Inc.	3	140
CBRE Group Inc. - Class A (c)	5	135
Center Bancorp Inc.	1	13
CenterState Banks of Florida Inc.	1	13
Central Pacific Financial Corp.	3	50
Charles Schwab Corp.	19	487
Chemical Financial Corp.	2	60
Chubb Corp.	6	560
Cincinnati Financial Corp.	8	412
CIT Group Inc.	10	502
Citigroup Inc.	71	3,692
Citizens Inc. - Class A (c)	2	19
City Holdings Co.	1	35
City National Corp.	4	279
Clifton Savings Bancorp Inc.	1	17
CME Group Inc.	7	577
CNA Financial Corp.	2	82
CNB Financial Corp.	1	10
CNO Financial Group Inc.	12	203
CoBiz Financial Inc.	3	34
Cohen & Steers Inc. (e)	1	33
Columbia Banking System Inc.	4	112
Comerica Inc.	8	403
Commerce Bancshares Inc.	6	266

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
Community Bank System Inc.	3	119
Community Trust Bancorp Inc.	1	45
Consolidated-Tomoka Land Co.	—	7
Cowen Group Inc. - Class A (c)	9	35
Crawford & Co.	1	13
Credit Acceptance Corp. (c)	1	147
Cullen/Frost Bankers Inc.	4	278
CVB Financial Corp.	9	150
DFC Global Corp. (c)	2	24
Diamond Hill Investment Group Inc.	—	12
Dime Community Bancshares Inc.	2	36
Discover Financial Services	7	386
Donegal Group Inc. - Class A	1	14
Doral Financial Corp. (c)	1	9
E*TRADE Financial Corp. (c)	18	355
East West Bancorp Inc.	9	297
Eaton Vance Corp.	3	143
eHealth Inc. (c) (e)	1	33
EMC Insurance Group Inc.	1	18
Employer Holdings Inc.	3	84
Endurance Specialty Holdings Ltd.	4	205
Enstar Group Ltd. (c)	1	168
Enterprise Financial Services Corp.	1	29
Erie Indemnity Co. - Class A	2	120
ESSA BanCorp Inc.	1	11
Evercore Partners Inc.	1	72
Everest Re Group Ltd.	2	359
FBL Financial Group Inc. - Class A	1	63
Federal Agricultural Mortgage Corp. - Class C	1	31
Federated Investors Inc. - Class B (e)	6	158
Federated National Holding Co.	1	10
Fidelity National Financial Inc. - Class A	11	367
Fifth Third Bancorp	21	435
Financial Engines Inc.	1	101
Financial Institutions Inc.	1	15
First American Financial Corp.	6	169
First Bancorp Inc.	1	8
First Bancorp Inc. (c)	15	91
First Busey Corp.	6	33
First Cash Financial Services Inc. (c)	2	111
First Citizens BancShares Inc. - Class A	—	21
First Commonwealth Financial Corp.	5	41
First Community Bancshares Inc.	1	13
First Financial Bancorp	3	52
First Financial Bankshares Inc. (e)	1	80
First Financial Corp.	1	33
First Financial Holdings Inc.	1	45
First Financial Northwest Inc.	1	8
First Horizon National Corp.	15	172
First Interstate BancSystem Inc. - Class A	2	44
First Merchants Corp.	1	30
First Midwest Bancorp Inc.	7	114
First Niagara Financial Group Inc.	22	236
First Republic Bank	6	323
FirstMerit Corp.	10	230
Flagstar Bancorp Inc. (c)	2	45
Flushing Financial Corp.	2	32
FNB Corp.	12	145
Forest City Enterprises Inc. (c)	11	219
Forestar Group Inc. (c)	2	36
Fox Chase Bancorp Inc.	1	10
Franklin Resources Inc.	6	364
Fulton Financial Corp.	15	199
FXCM Inc. - Class A	2	38
Gain Capital Holdings Inc.	4	28
GAMCO Investors Inc.	—	17
Gaming and Leisure Properties Inc. (c) (e)	4	227
Genworth Financial Inc. (c)	23	358

	Shares/Par (p)	Value
German American Bancorp Inc.	1	17
GFI Group Inc.	8	33
Glacier Bancorp Inc.	6	182
Global Indemnity Plc (c)	1	18
Goldman Sachs Group Inc.	10	1,768
Great Southern Bancorp Inc.	1	18
Green Dot Corp. (c) (e)	2	54
Greenhill & Co. Inc.	1	56
Greenlight Capital Re Ltd. - Class A (c)	2	68
Hallmark Financial Services Inc. (c)	2	19
Hancock Holding Co.	6	203
Hanmi Financial Corp.	2	53
Hanover Insurance Group Inc.	3	179
Hartford Financial Services Group Inc.	21	757
HCC Insurance Holdings Inc.	7	300
HCI Group Inc. (e)	1	64
Heartland Financial USA Inc.	1	40
Heritage Commerce Corp.	1	9
Heritage Financial Corp.	1	12
HFF Inc. - Class A (c)	1	27
Hilltop Holdings Inc. (c)	7	169
Home Bancshares Inc.	4	143
Home Federal Bancorp Inc.	1	10
Horace Mann Educators Corp.	1	35
Howard Hughes Corp. (c)	2	298
Hudson City Bancorp Inc.	25	236
Hudson Valley Holding Corp.	1	28
Huntington Bancshares Inc.	39	374
IberiaBank Corp.	2	132
ICG Group Inc. (c)	2	42
Imperial Holdings Inc. (c)	2	10
Independent Bank Corp.	1	38
Interactive Brokers Group Inc.	5	110
IntercontinentalExchange Group Inc	2	370
International Bancshares Corp.	5	119
INTL FCStone Inc. (c)	1	26
Invesco Ltd.	21	748
Investment Technology Group Inc. (c)	2	37
Investors Bancorp Inc.	6	149
Janus Capital Group Inc.	7	88
Jones Lang LaSalle Inc.	2	239
JPMorgan Chase & Co.	87	5,095
KCG Holdings Inc. - Class A (c)	—	3
Kearny Financial Corp. (c)	2	26
Kemper Corp.	4	160
Kennedy-Wilson Holdings Inc.	5	112
KeyCorp	41	557
Ladenburg Thalmann Financial Services Inc. (c)	7	22
Lakeland Bancorp Inc.	2	24
Lakeland Financial Corp.	1	36
Legg Mason Inc. (e)	8	337
Leucadia National Corp.	15	428
Lincoln National Corp.	13	651
Loews Corp.	8	366
LPL Financial Holdings Inc.	5	247
M&T Bank Corp. (e)	6	712
Macatawa Bank Corp. (c) (e)	1	3
Maiden Holdings Ltd.	4	41
MainSource Financial Group Inc.	1	16
Markel Corp. (c)	1	364
MarketAxess Holdings Inc.	1	88
Marlin Business Services Inc.	1	25
Marsh & McLennan Cos. Inc.	9	426
MB Financial Inc.	4	129
MBIA Inc. (c)	11	130
Medallion Financial Corp.	2	22
Mercantile Bank Corp. (e)	1	11

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
Merchants Bancshares Inc.	—	4
Mercury General Corp.	3	168
Meridian Interstate BanCorp Inc. (c)	1	23
MetLife Inc.	22	1,179
Metro Bancorp Inc. (c)	—	6
MGIC Investment Corp. (c)	10	84
Montpelier Re Holdings Ltd.	3	84
Moody’s Corp.	3	243
Morgan Stanley	34	1,052
MSCI Inc. (c)	6	273
NASDAQ OMX Group Inc.	7	295
National Interstate Corp.	—	9
National Penn Bancshares Inc.	8	87
Navigators Group Inc. (c)	1	38
NBT Bancorp Inc.	2	56
Nelnet Inc. - Class A	2	100
New York Community Bancorp Inc. (e)	20	343
NewBridge Bancorp (c)	1	11
NewStar Financial Inc. (c)	2	41
Northern Trust Corp.	11	691
Northfield Bancorp Inc.	4	52
Northwest Bancshares Inc.	8	117
OceanFirst Financial Corp.	1	14
Ocwen Financial Corp. (c)	4	197
OFG Bancorp	4	71
Old National Bancorp	7	112
Old Republic International Corp.	16	280
OmniAmerican Bancorp Inc. (c)	1	11
OneBeacon Insurance Group Ltd. - Class A	2	33
Oritani Financial Corp.	2	40
Pacific Continental Corp.	1	13
PacWest Bancorp (e)	2	74
Park National Corp. (e)	1	43
Park Sterling Corp.	4	29
Parkway Properties Inc.	1	16
PartnerRe Ltd.	3	349
People’s United Financial Inc.	19	295
Peoples Bancorp Inc.	1	11
PHH Corp. (c)	3	79
Pico Holdings Inc. (c)	2	35
Pinnacle Financial Partners Inc.	3	88
Piper Jaffray Cos. (c)	1	36
Platinum Underwriters Holdings Ltd.	2	116
PNC Financial Services Group Inc.	12	952
Popular Inc. (c)	7	191
Portfolio Recovery Associates Inc. (c)	3	137
Preferred Bank (c)	1	12
Primerica Inc.	5	193
Principal Financial Group Inc.	14	681
PrivateBancorp Inc.	7	192
ProAssurance Corp.	3	145
Progressive Corp.	19	530
Prosperity Bancshares Inc.	4	251
Protective Life Corp.	5	243
Provident Financial Holdings Inc.	—	3
Provident Financial Services Inc.	3	56
Prudential Financial Inc.	11	979
Radian Group Inc. (e)	6	82
Raymond James Financial Inc.	6	308
Regions Financial Corp.	64	631
Reinsurance Group of America Inc.	4	341
RenaissanceRe Holdings Ltd.	3	273
Renasant Corp.	2	48
Republic Bancorp Inc. - Class A	1	20
Resource America Inc. - Class A	1	8
RLI Corp. (e)	1	117
Rockville Financial Inc.	2	31
S&T Bancorp Inc.	1	37

	Shares/Par (p)	Value
Safeguard Scientifics Inc. (c)	1	26
Safety Insurance Group Inc.	1	39
Sandy Spring Bancorp Inc.	2	45
Seacoast Banking Corp of Florida (c)	—	1
SEI Investments Co.	4	135
Selective Insurance Group Inc.	5	130
Sierra Bancorp	1	10
Signature Bank (c)	2	262
Simmons First National Corp. - Class A	1	30
Simplicity Bancorp Inc.	—	6
SLM Corp.	21	550
Southside Bancshares Inc. (e)	1	39
Southwest Bancorp Inc. (c)	1	14
St. Joe Co. (c) (e)	3	58
StanCorp Financial Group Inc.	3	217
State Auto Financial Corp.	3	53
State Street Corp.	10	726
StellarOne Corp.	1	26
Sterling Bancorp	2	22
Stewart Information Services Corp.	1	45
Stifel Financial Corp. (c)	4	194
Suffolk Bancorp (c)	1	29
Sun Bancorp Inc. (c)	4	16
SunTrust Banks Inc.	13	466
Susquehanna Bancshares Inc.	14	186
SVB Financial Group (c)	3	310
SY Bancorp Inc.	1	26
Symetra Financial Corp.	5	93
Synovus Financial Corp.	59	214
T. Rowe Price Group Inc.	4	334
Taylor Capital Group Inc. (c)	1	35
TCF Financial Corp.	13	208
TD Ameritrade Holding Corp.	11	336
Tejon Ranch Co. (c)	1	33
Territorial Bancorp Inc.	1	12
Texas Capital Bancshares Inc. (c)	2	150
TFS Financial Corp. (c)	12	151
Tompkins Financial Corp.	1	45
Torchmark Corp.	4	339
Tower Group International Ltd. (e)	1	3
TowneBank (e)	1	21
Travelers Cos. Inc.	9	779
Tree.com Inc. (c)	1	32
Trico Bancshares	1	37
TrustCo Bank Corp.	7	54
Trustmark Corp.	5	147
U.S. Bancorp	41	1,672
UMB Financial Corp.	3	215
Umpqua Holdings Corp. (e)	5	104
Union First Market Bankshares Corp.	1	27
United Bankshares Inc. (e)	2	50
United Community Banks Inc. (c)	4	70
United Financial Bancorp Inc.	1	13
United Fire Group Inc.	1	34
Universal Insurance Holdings Inc.	4	54
Univest Corp. of Pennsylvania	1	27
Unum Group	12	433
Validus Holdings Ltd.	6	258
Valley National Bancorp (e)	6	59
ViewPoint Financial Group Inc	2	49
Virginia Commerce Bancorp Inc. (c)	2	26
Waddell & Reed Financial Inc.	3	186
Washington Banking Co.	1	11
Washington Federal Inc.	9	210
Washington Trust Bancorp Inc.	1	37
Webster Financial Corp.	6	194
Wells Fargo & Co.	116	5,246
WesBanco Inc.	2	53

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
West Bancorp Inc.	1	13
Westamerica Bancorp (e)	2	90
Western Alliance Bancorp (c)	6	138
Westwood Holdings Group Inc.	—	19
Willis Group Holdings Plc	4	184
Wilshire Bancorp Inc.	8	87
Wintrust Financial Corp.	3	151
WisdomTree Investments Inc. (c)	4	73
World Acceptance Corp. (c) (e)	1	44
WR Berkley Corp.	7	283
WSFS Financial Corp.	—	31
XL Group Plc	12	374
Zions Bancorp	11	339

		87,669

HEALTH CARE - 11.1%
Abbott Laboratories	24	907
AbbVie Inc.	24	1,283
Acadia HealthCare Co. Inc. (c) (e)	2	114
Accuray Inc. (c) (e)	1	9
Acorda Therapeutics Inc. (c)	1	32
Actavis plc (c)	4	752
Addus HomeCare Corp. (c)	—	9
Aetna Inc.	8	567
Affymetrix Inc. (c) (e)	8	67
Agilent Technologies Inc.	5	293
Air Methods Corp. (c)	2	105
Akorn Inc. (c) (e)	2	50
Albany Molecular Research Inc. (c)	3	25
Alere Inc. (c)	5	197
Alexion Pharmaceuticals Inc. (c)	3	399
Align Technology Inc. (c)	3	160
Alkermes Plc (c)	7	274
Allergan Inc.	4	433
Allscripts-Misys Healthcare Solutions Inc. (c)	11	171
Alnylam Pharmaceuticals Inc. (c)	2	125
Amedisys Inc. (c)	4	53
AmerisourceBergen Corp.	5	350
Amgen Inc.	12	1,375
AMN Healthcare Services Inc. (c)	3	39
Amsurg Corp. (c)	2	82
Analogic Corp.	1	57
AngioDynamics Inc. (c)	2	27
Anika Therapeutics Inc. (c)	1	46
Ariad Pharmaceuticals Inc. (c) (e)	4	29
ArthroCare Corp. (c)	1	48
athenahealth Inc. (c) (e)	1	161
Atrion Corp.	—	19
Baxano Surgical Inc. (c) (e)	1	1
Baxter International Inc.	7	494
Becton Dickinson & Co.	3	354
Bio-Rad Laboratories Inc. - Class A (c)	1	159
Bio-Reference Labs Inc. (c) (e)	2	41
Biogen Idec Inc. (c)	4	1,007
BioMarin Pharmaceutical Inc. (c)	3	224
BioScrip Inc. (c)	4	27
BioTelemetry Inc. (c)	—	3
Boston Scientific Corp. (c)	62	742
Bristol-Myers Squibb Co.	26	1,371
Brookdale Senior Living Inc. (c)	6	160
Bruker Corp. (c)	9	176
Cambrex Corp. (c)	3	50
Cantel Medical Corp.	3	88
Capital Senior Living Corp. (c)	1	29
Cardinal Health Inc.	5	366
CareFusion Corp. (c)	10	402
Celgene Corp. (c)	6	1,065
Celldex Therapeutics Inc. (c)	2	51

	Shares/Par (p)	Value
Centene Corp. (c)	3	171
Cepheid Inc. (c) (e)	2	96
Cerner Corp. (c)	5	260
Charles River Laboratories International Inc. (c)	3	146
Chemed Corp. (e)	1	54
Chindex International Inc. (c)	1	12
CIGNA Corp.	6	546
Community Health Systems Inc. (c)	4	167
Computer Programs & Systems Inc.	—	27
Conmed Corp.	1	47
Cooper Cos. Inc.	2	203
Corvel Corp. (c)	1	47
Covance Inc. (c)	3	260
Covidien Plc	7	502
CR Bard Inc.	2	214
Cross Country Healthcare Inc. (c)	2	17
CryoLife Inc.	1	13
Cubist Pharmaceuticals Inc. (c)	4	265
Cumberland Pharmaceuticals Inc. (c) (e)	1	5
Cyberonics Inc. (c)	1	72
DaVita HealthCare Partners Inc. (c)	5	292
Dentsply International Inc.	5	224
Edwards Lifesciences Corp. (c)	2	131
Eli Lilly & Co.	13	673
Emergent BioSolutions Inc. (c)	2	46
Emeritus Corp. (c)	2	39
Endo Pharmaceuticals Holdings Inc. (c) (e)	6	387
Ensign Group Inc.	2	66
ExacTech Inc. (c)	1	12
ExamWorks Group Inc. (c)	2	48
Express Scripts Holding Co. (c)	18	1,279
Five Star Quality Care Inc. (c)	2	12
Forest Laboratories Inc. (c)	13	752
Gentiva Health Services Inc. (c)	1	14
Gilead Sciences Inc. (c)	24	1,811
Greatbatch Inc. (c)	1	49
Haemonetics Corp. (c)	2	101
Hanger Orthopedic Group Inc. (c)	2	90
Harvard Apparatus Regenerative Technology Inc. (c)	—	—
Harvard Bioscience Inc. (c)	—	—
HCA Holdings Inc. (c)	5	239
Health Management Associates Inc. - Class A (c)	8	105
Health Net Inc. (c)	4	117
HealthSouth Corp.	3	89
Healthways Inc. (c) (e)	2	29
Henry Schein Inc. (c)	2	240
Hi-Tech Pharmacal Co. Inc. (c)	—	4
Hill-Rom Holdings Inc.	4	147
HMS Holdings Corp. (c)	1	21
Hologic Inc. (c)	13	294
Hospira Inc. (c)	8	331
Humana Inc.	7	757
ICU Medical Inc. (c)	1	70
Idexx Laboratories Inc. (c)	2	172
Illumina Inc. (c) (e)	3	301
Impax Laboratories Inc. (c)	6	146
Incyte Corp. (c)	5	254
Insys Therapeutics Inc. (c)	—	10
Integra LifeSciences Holdings Corp. (c)	1	57
Intuitive Surgical Inc. (c)	—	115
Invacare Corp.	2	48
IPC The Hospitalist Co. Inc. (c) (e)	1	48
Isis Pharmaceuticals Inc. (c) (e)	4	147
Jazz Pharmaceuticals Plc (c)	3	372
Johnson & Johnson	45	4,148
Kindred Healthcare Inc.	5	106

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
Laboratory Corp. of America Holdings (c)	3	247
Lannett Co. Inc. (c)	1	40
LHC Group Inc. (c)	1	31
Life Technologies Corp. (c)	5	385
LifePoint Hospitals Inc. (c)	3	147
Ligand Pharmaceuticals Inc. (c) (e)	1	26
Luminex Corp. (c)	1	27
Magellan Health Services Inc. (c)	2	102
Mallinckrodt Plc (c)	1	44
Masimo Corp. (c)	2	71
McKesson Corp.	4	597
MedAssets Inc. (c)	4	83
Medicines Co. (c)	2	93
Medidata Solutions Inc. (c)	2	103
Medivation Inc. (c)	2	147
MEDNAX Inc. (c)	5	278
Medtronic Inc.	16	921
Merck & Co. Inc.	46	2,320
Meridian Bioscience Inc. (e)	1	36
Merit Medical Systems Inc. (c)	3	44
Mettler-Toledo International Inc. (c)	1	170
Molina Healthcare Inc. (c)	2	76
Momenta Pharmaceuticals Inc. (c)	3	52
MWI Veterinary Supply Inc. (c)	—	68
Mylan Inc. (c)	9	373
Myriad Genetics Inc. (c) (e)	5	98
National Healthcare Corp.	1	32
National Research Corp. - Class A (c)	1	11
National Research Corp. - Class B (e)	—	3
Natus Medical Inc. (c)	2	50
NPS Pharmaceuticals Inc. (c)	3	96
NuVasive Inc. (c)	4	114
Omnicare Inc.	5	327
Omnicell Inc. (c)	2	61
Opko Health Inc. (c) (e)	21	175
OraSure Technologies Inc. (c)	2	14
Owens & Minor Inc. (e)	4	163
Pacific Biosciences of California Inc. (c)	2	8
PAREXEL International Corp. (c)	3	140
Patterson Cos. Inc.	5	226
PDI Inc. (c)	1	3
PDL BioPharma Inc. (e)	6	49
PerkinElmer Inc.	7	285
Perrigo Co. Plc	2	310
Pfizer Inc.	144	4,419
PharMerica Corp. (c)	1	24
Providence Services Corp. (c)	1	28
Quality Systems Inc. (e)	4	74
Quest Diagnostics Inc. (e)	6	348
Questcor Pharmaceuticals Inc. (e)	2	100
Quidel Corp. (c) (e)	2	47
Regeneron Pharmaceuticals Inc. (c)	2	413
Repligen Corp. (c)	3	38
ResMed Inc. (e)	3	140
Sagent Pharmaceuticals Inc. (c)	1	13
Salix Pharmaceuticals Ltd. (c)	2	183
Santarus Inc. (c)	3	85
Sciclone Pharmaceuticals Inc. (c)	6	29
Seattle Genetics Inc. (c) (e)	4	156
Select Medical Holdings Corp. (e)	7	75
Sirona Dental Systems Inc. (c)	2	120
St. Jude Medical Inc.	5	288
STERIS Corp.	3	144
Stryker Corp.	5	369
SurModics Inc. (c)	1	20
Symmetry Medical Inc. (c)	—	2
Taro Pharmaceutical Industries Ltd. (c)	—	13
Team Health Holdings Inc. (c)	2	105

	Shares/Par (p)	Value
Techne Corp.	2	183
Teleflex Inc.	2	223
Tenet Healthcare Corp. (c)	3	125
Theravance Inc. (c) (e)	4	127
Thermo Fisher Scientific Inc.	8	902
Thoratec Corp. (c)	4	144
Tornier BV (c) (e)	3	48
Triple-S Management Corp. - Class B (c)	2	29
United Therapeutics Corp. (c)	3	294
UnitedHealth Group Inc.	23	1,735
Universal American Corp.	4	30
Universal Health Services Inc. - Class B	3	231
US Physical Therapy Inc.	—	15
Utah Medical Products Inc.	—	11
Varian Medical Systems Inc. (c)	2	177
Vascular Solutions Inc. (c)	1	12
VCA Antech Inc. (c)	6	178
Vertex Pharmaceuticals Inc. (c)	4	275
Vical Inc. (c) (e)	—	—
ViroPharma Inc. (c)	3	169
Waters Corp. (c)	2	190
WellCare Health Plans Inc. (c)	3	191
WellPoint Inc.	7	635
West Pharmaceutical Services Inc.	4	177
Wright Medical Group Inc. (c)	4	122
Zimmer Holdings Inc.	6	513
Zoetis Inc. - Class A	12	394

		55,594

INDUSTRIALS - 13.5%
3M Co.	10	1,436
AAON Inc.	2	52
AAR Corp.	2	43
ABM Industries Inc.	5	130
Acacia Research Corp. (e)	2	26
ACCO Brands Corp. (c)	—	1
Aceto Corp.	3	77
Actuant Corp. - Class A	5	176
Acuity Brands Inc.	2	240
ADT Corp. (e)	5	211
Advisory Board Co. (c)	1	64
AECOM Technology Corp. (c)	6	188
Aegion Corp. (c) (e)	2	41
AeroVironment Inc. (c)	2	57
AGCO Corp.	5	271
Air Transport Services Group Inc. (c)	1	12
Alamo Group Inc.	1	62
Alaska Air Group Inc. (e)	4	320
Albany International Corp.	2	77
Allegiant Travel Co.	1	105
Allegion Plc (c)	1	65
Alliant Techsystems Inc.	2	256
Altra Holdings Inc.	1	33
Amerco Inc. (c)	1	251
Ameresco Inc. - Class A (c)	1	5
American Airlines Group Inc (c) (e)	4	111
American Railcar Industries Inc. (e)	1	43
American Science & Engineering Inc.	—	22
American Woodmark Corp. (c)	1	24
AMETEK Inc.	7	382
AO Smith Corp.	4	216
Apogee Enterprises Inc.	1	47
Applied Industrial Technologies Inc.	3	133
ARC Document Solutions Inc. (c)	4	35
Arkansas Best Corp.	1	47
Armstrong World Industries Inc. (c)	3	151
Astec Industries Inc.	1	26
Astronics Corp. (c)	—	20

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
Astronics Corp. - Class B (c)	—	4
Atlas Air Worldwide Holdings Inc. (c)	2	89
Avery Dennison Corp.	5	245
Avis Budget Group Inc. (c)	7	284
AZZ Inc.	1	49
B/E Aerospace Inc. (c)	3	276
Babcock & Wilcox Co.	6	195
Baltic Trading Ltd.	3	19
Barnes Group Inc.	4	151
Barrett Business Services Inc.	—	37
Beacon Roofing Supply Inc. (c)	2	76
Belden Inc.	2	155
Blount International Inc. (c)	2	25
Boeing Co.	11	1,567
Brady Corp.	2	58
Breeze-Eastern Corp. (c)	—	3
Briggs & Stratton Corp.	2	40
Brink’s Co.	1	43
Builders FirstSource Inc. (c)	4	26
Carlisle Cos. Inc.	3	265
Casella Waste Systems Inc. - Class A (c)	1	6
Caterpillar Inc.	9	788
CBIZ Inc. (c)	4	32
CDI Corp.	1	17
CH Robinson Worldwide Inc.	3	200
Chart Industries Inc. (c)	2	143
Chicago Bridge & Iron Co. NV	3	261
Cintas Corp.	4	218
CIRCOR International Inc.	1	97
CLARCOR Inc.	3	170
Clean Harbors Inc. (c)	3	177
CNH Industrial NV (c) (e)	6	65
Coleman Cable Inc.	1	16
Colfax Corp. (c)	3	204
Columbus Mckinnon Corp. (c)	1	30
Comfort Systems USA Inc.	3	64
Con-Way Inc.	4	155
Consolidated Graphics Inc. (c)	1	61
Copa Holdings SA - Class A	1	112
Copart Inc. (c)	3	101
Corporate Executive Board Co.	1	108
Costa Inc. - Class A (c)	1	11
Courier Corp.	1	9
Covanta Holding Corp.	8	148
Crane Co.	3	199
CSX Corp.	24	684
Cubic Corp.	2	82
Cummins Inc.	3	395
Curtiss-Wright Corp.	3	204
Danaher Corp.	13	989
Deere & Co.	5	448
Delta Air Lines Inc.	16	442
Deluxe Corp.	3	157
DigitalGlobe Inc. (c)	5	197
Donaldson Co. Inc.	3	137
Douglas Dynamics Inc.	2	26
Dover Corp.	5	505
Ducommun Inc. (c)	—	14
Dun & Bradstreet Corp.	2	258
DXP Enterprises Inc. (c)	1	58
Dycom Industries Inc. (c)	3	78
Dynamic Materials Corp.	1	13
Eaton Corp. Plc	11	808
Echo Global Logistics Inc. (c)	1	21
EMCOR Group Inc.	3	132
Emerson Electric Co.	11	806
Encore Capital Group Inc. (c)	2	98
Encore Wire Corp.	2	87

	Shares/Par (p)	Value
Energy Recovery Inc. (c)	1	7
EnerSys Inc.	3	195
Engility Holdings Inc. (c)	1	45
Ennis Inc.	1	19
EnPro Industries Inc. (c)	1	82
Equifax Inc.	4	265
ESCO Technologies Inc.	2	52
Esterline Technologies Corp. (c)	2	215
Exelis Inc.	9	175
Expeditors International of Washington Inc.	4	197
Exponent Inc.	1	50
Fastenal Co.	6	309
Federal Signal Corp. (c)	3	41
FedEx Corp.	7	972
Flow International Corp. (c)	5	20
Flowserve Corp.	3	233
Fluor Corp.	5	422
Fortune Brands Home & Security Inc.	5	238
Forward Air Corp.	2	69
Franklin Covey Co. (c)	1	12
Franklin Electric Co. Inc.	3	143
FreightCar America Inc.	—	12
FTI Consulting Inc. (c) (e)	2	96
Fuel Tech Inc. (c)	1	10
Furmanite Corp. (c)	2	16
G&K Services Inc. - Class A	1	50
GATX Corp.	2	111
Generac Holdings Inc.	2	125
General Cable Corp.	2	58
General Dynamics Corp.	5	461
General Electric Co.	225	6,314
Genesee & Wyoming Inc. - Class A (c)	3	316
Geo Group Inc.	4	115
Gibraltar Industries Inc. (c)	1	26
Global Power Equipment Group Inc.	—	8
Gorman-Rupp Co.	1	33
GP Strategies Corp. (c)	1	42
Graco Inc.	2	136
GrafTech International Ltd. (c) (e)	7	78
Graham Corp.	—	15
Granite Construction Inc.	2	62
Great Lakes Dredge & Dock Corp. (c)	3	26
Greenbrier Cos. Inc. (c)	3	100
Griffon Corp.	3	37
H&E Equipment Services Inc. (c)	1	34
Hardinge Inc.	1	21
Harsco Corp.	4	111
Hawaiian Holdings Inc. (c) (e)	5	47
Healthcare Services Group Inc.	2	52
Heartland Express Inc.	4	84
HEICO Corp.	1	85
HEICO Corp. - Class A	2	74
Heidrick & Struggles International Inc.	—	6
Herman Miller Inc.	3	88
Hertz Global Holdings Inc. (c)	16	453
Hexcel Corp. (c)	5	228
Hill International Inc. (c)	2	6
HNI Corp.	3	109
Honeywell International Inc.	12	1,087
HUB Group Inc. (c)	1	58
Hubbell Inc. - Class A	—	10
Hubbell Inc. - Class B	1	145
Hudson Global Inc. (c)	1	2
Huntington Ingalls Industries Inc.	3	227
Huron Consulting Group Inc. (c)	1	55
Hyster-Yale Materials Handling Inc. - Class A	1	56
ICF International Inc. (c)	1	31
IDEX Corp.	2	180

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
IHS Inc. - Class A (c)	2	251
II-VI Inc. (c)	4	64
Illinois Tool Works Inc.	7	574
Ingersoll-Rand Plc	12	716
Insperity Inc.	1	52
Insteel Industries Inc.	2	41
Integrated Electrical Services Inc. (c)	—	—
Interface Inc.	3	72
Intersections Inc.	1	5
Iron Mountain Inc.	4	122
ITT Corp.	4	186
Jacobs Engineering Group Inc. (c)	6	390
JB Hunt Transport Services Inc.	3	203
JetBlue Airways Corp. (c)	14	119
John Bean Technologies Corp.	1	26
Joy Global Inc. (e)	3	163
Kaman Corp. (e)	2	82
Kansas City Southern	4	446
KAR Auction Services Inc.	9	260
KBR Inc.	9	290
Kelly Services Inc. - Class A	3	75
Kennametal Inc.	5	255
Kforce Inc.	2	39
Kimball International Inc. - Class B	2	36
Kirby Corp. (c)	4	347
Knight Transportation Inc.	7	123
Knoll Inc.	1	25
Korn/Ferry International (c)	2	57
Kratos Defense & Security Solutions Inc. (c)	6	44
L-3 Communications Holdings Inc.	4	460
Landstar System Inc.	1	79
LB Foster Co.	—	19
Lennox International Inc.	2	128
Lincoln Electric Holdings Inc.	2	118
Lindsay Corp. (e)	—	33
Lockheed Martin Corp.	4	639
LSI Industries Inc.	1	6
Manitowoc Co. Inc. (e)	7	161
Manpower Inc.	4	301
Marten Transport Ltd.	1	30
Masco Corp.	8	178
MasTec Inc. (c)	6	187
Matson Inc.	4	94
McGrath RentCorp	1	44
Meritor Inc. (c)	5	48
Metalico Inc. (c)	1	1
Middleby Corp. (c)	1	168
Miller Industries Inc.	1	11
Mine Safety Appliances Co.	2	103
Mobile Mini Inc. (c)	3	103
Moog Inc. (c)	3	182
Moog Inc. - Class B (c)	—	13
MRC Global Inc. (c)	5	145
MSC Industrial Direct Co.	1	50
Mueller Industries Inc.	1	94
Mueller Water Products Inc. - Class A	8	77
Multi-Color Corp.	1	26
MYR Group Inc. (c)	1	24
NACCO Industries Inc. - Class A	1	31
National Presto Industries Inc. (e)	—	24
Navigant Consulting Inc. (c)	4	68
Navistar International Corp. (c) (e)	4	167
Nielsen Holdings NV	17	768
NL Industries Inc.	1	10
NN Inc.	—	10
Nordson Corp.	2	145
Norfolk Southern Corp.	7	685
Nortek Inc. (c)	1	62

	Shares/Par (p)	Value
Northrop Grumman Systems Corp.	5	516
Northwest Pipe Co. (c)	1	38
Old Dominion Freight Line Inc. (c)	4	234
On Assignment Inc. (c)	4	129
Orbital Sciences Corp. (c)	5	117
Orion Marine Group Inc. (c)	1	14
Oshkosh Corp.	6	284
Owens Corning Inc. (c)	6	233
PACCAR Inc.	6	326
Pacer International Inc. (c)	3	26
Pall Corp.	2	213
Park-Ohio Holdings Corp. (c)	1	52
Parker Hannifin Corp.	2	308
Patrick Industries Inc. (c)	—	14
Pentair Ltd.	9	719
PGT Inc. (c)	2	18
Pitney Bowes Inc.	6	141
Polypore International Inc. (c) (e)	1	43
Powell Industries Inc.	1	33
PowerSecure International Inc. (c)	1	21
Precision Castparts Corp.	2	592
Preformed Line Products Co.	—	14
Primoris Services Corp.	3	81
Proto Labs Inc. (c) (e)	1	46
Quad/Graphics Inc. - Class A (e)	2	41
Quality Distribution Inc. (c)	2	20
Quanex Building Products Corp.	2	40
Quanta Services Inc. (c)	10	316
Raven Industries Inc.	1	46
Raytheon Co.	5	464
RBC Bearings Inc. (c)	1	73
Regal-Beloit Corp.	3	213
Republic Airways Holdings Inc. (c)	2	19
Republic Services Inc. - Class A	17	555
Resources Connection Inc.	1	10
Rexnord Corp. (c)	—	12
Roadrunner Transportation Systems Inc. (c)	3	86
Robert Half International Inc.	3	131
Rockwell Automation Inc.	3	365
Rockwell Collins Inc.	3	224
Rollins Inc.	4	121
Roper Industries Inc.	3	432
RPX Corp. (c)	4	61
RR Donnelley & Sons Co. (e)	9	185
Rush Enterprises Inc. - Class A (c)	2	62
Ryder System Inc.	3	236
Saia Inc. (c)	1	34
Schawk Inc. - Class A	1	16
Sensata Technologies Holding NV (c)	4	151
SIFCO Industries Inc.	—	4
Simpson Manufacturing Co. Inc.	4	149
SkyWest Inc.	2	24
Snap-On Inc.	2	190
Southwest Airlines Co.	33	626
SP Plus Corp. (c) (e)	1	13
Spirit Aerosystems Holdings Inc. - Class A (c)	7	253
Spirit Airlines Inc. (c)	5	221
SPX Corp.	3	286
Standex International Corp.	—	25
Stanley Black & Decker Inc.	7	587
Steelcase Inc. - Class A	4	68
Stericycle Inc. (c)	2	232
Sun Hydraulics Corp.	1	33
Supreme Industries Inc. - Class A (c)	2	10
Swift Transporation Co. - Class A (c) (e)	5	104
TAL International Group Inc. (e)	2	97
Taser International Inc. (c)	2	37
Team Inc. (c)	1	25

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
Teledyne Technologies Inc. (c)	2	188
Tennant Co.	1	74
Terex Corp.	7	286
Tetra Tech Inc. (c)	4	98
Textainer Group Holdings Ltd. (e)	3	106
Textron Inc.	9	317
Timken Co.	6	328
Titan International Inc.	2	29
Toro Co.	2	114
Towers Watson & Co.	2	259
TransDigm Group Inc.	1	193
Travelzoo Inc. (c)	—	4
TRC Cos. Inc. (c)	1	7
Trex Co. Inc. (c)	—	36
TriMas Corp. (c)	3	107
Trinity Industries Inc.	5	272
Triumph Group Inc.	3	207
TrueBlue Inc. (c)	3	72
Tutor Perini Corp. (c)	4	105
Twin Disc Inc.	1	31
Tyco International Ltd.	7	304
Ultralife Corp. (c)	—	1
UniFirst Corp.	1	139
Union Pacific Corp.	10	1,754
United Continental Holdings Inc. (c)	7	247
United Parcel Service Inc. - Class B	11	1,193
United Rentals Inc. (c)	5	375
United Stationers Inc. (e)	3	156
United Technologies Corp.	14	1,587
Universal Forest Products Inc.	1	63
URS Corp.	5	239
US Ecology Inc.	1	32
USG Corp. (c)	3	98
UTi Worldwide Inc.	5	87
Valmont Industries Inc.	1	179
Verisk Analytics Inc. (c)	4	250
Viad Corp.	1	25
Vicor Corp. (c)	1	19
VSE Corp.	—	14
Wabash National Corp. (c)	3	32
Wabtec Corp.	2	146
Waste Connections Inc.	8	341
Waste Management Inc.	7	307
Watsco Inc.	2	155
Watts Water Technologies Inc. - Class A	2	149
Werner Enterprises Inc. (e)	5	129
WESCO International Inc. (c)	3	243
Woodward Governor Co.	4	199
WW Grainger Inc.	1	230
Xerium Technologies Inc. (c)	—	5
XPO Logistics Inc. (c) (e)	1	15
Xylem Inc.	6	207

		67,768

INFORMATION TECHNOLOGY - 16.9%
3D Systems Corp. (c) (e)	3	252
Accelrys Inc. (c)	3	27
Accenture Plc - Class A	8	669
ACI Worldwide Inc. (c)	2	102
Activision Blizzard Inc.	31	547
Actuate Corp. (c)	1	11
Acxiom Corp. (c)	5	185
Adobe Systems Inc. (c)	8	453
ADTRAN Inc.	4	107
Advanced Energy Industries Inc. (c)	2	46
Advanced Micro Devices Inc. (c) (e)	5	21
Advent Software Inc.	4	126
Akamai Technologies Inc. (c)	6	270

	Shares/Par (p)	Value
Alliance Data Systems Corp. (c) (e)	1	289
Alpha & Omega Semiconductor Ltd. (c)	1	8
Altera Corp.	10	318
Amdocs Ltd.	7	309
Amphenol Corp. - Class A	3	307
Analog Devices Inc.	10	507
Anaren Inc. (c)	1	20
Anixter International Inc.	2	156
Ansys Inc. (c)	2	187
AOL Inc. (c)	5	238
Apple Inc.	14	8,016
Applied Materials Inc.	19	341
Applied Micro Circuits Corp. (c) (e)	1	14
Arris Group Inc. (c)	7	176
Arrow Electronics Inc. (c)	6	348
Aspen Technology Inc. (c)	3	118
Atmel Corp. (c)	22	172
ATMI Inc. (c)	3	80
Autodesk Inc. (c)	5	252
Automatic Data Processing Inc.	8	624
Avago Technologies Ltd.	6	297
AVG Technologies NV (c)	2	35
Avid Technology Inc. (c)	1	11
Avnet Inc.	7	327
AVX Corp.	8	114
Axcelis Technologies Inc. (c)	3	7
Badger Meter Inc.	1	32
Bankrate Inc. (c) (e)	6	107
Bel Fuse Inc. - Class B	—	9
Benchmark Electronics Inc. (c)	2	42
Black Box Corp.	—	6
Blackbaud Inc.	1	46
Blucora Inc. (c)	4	102
Booz Allen Hamilton Holding Corp. - Class A	3	67
Bottomline Technologies Inc. (c)	2	61
Broadcom Corp. - Class A	4	130
Broadridge Financial Solutions Inc.	6	244
Brocade Communications Systems Inc. (c)	27	236
Brooks Automation Inc.	4	37
CA Inc.	14	485
Cabot Microelectronics Corp. (c)	2	71
CACI International Inc. - Class A (c)	1	64
Cadence Design Systems Inc. (c)	14	197
CalAmp Corp. (c) (e)	2	49
Calix Inc. (c)	4	42
Cardtronics Inc. (c)	2	78
Cass Information Systems Inc.	—	20
Ceva Inc. (c)	1	14
Checkpoint Systems Inc. (c)	4	57
Ciena Corp. (c) (e)	5	119
Cirrus Logic Inc. (c) (e)	1	24
Cisco Systems Inc.	121	2,723
Citrix Systems Inc. (c)	4	221
Cognex Corp.	5	177
Cognizant Technology Solutions Corp. - Class A (c)	5	485
Coherent Inc. (c)	1	89
Communications Systems Inc.	1	14
CommVault Systems Inc. (c)	2	113
Computer Sciences Corp.	7	395
Computer Task Group Inc.	1	13
Compuware Corp.	9	102
Comverse Inc. (c)	1	47
Concur Technologies Inc. (c) (e)	2	227
Constant Contact Inc. (c)	2	70
Convergys Corp.	6	135
CoreLogic Inc. (c)	6	203
Corning Inc.	33	595

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
CoStar Group Inc. (c)	1	203
Cray Inc. (c)	2	64
Cree Inc. (c)	4	235
CSG Systems International Inc.	2	68
CTS Corp.	2	30
Daktronics Inc.	2	30
Dealertrack Technologies Inc. (c)	3	154
Demand Media Inc. (c)	4	24
Diebold Inc. (e)	5	151
Digi International Inc. (c)	1	15
Digimarc Corp.	—	4
Digital River Inc. (c)	4	70
Diodes Inc. (c)	4	92
Dolby Laboratories Inc. - Class A (c) (e)	2	89
Dot Hill Systems Corp. (c)	5	17
DSP Group Inc. (c)	1	10
DST Systems Inc.	2	201
DTS Inc. (c)	1	22
Earthlink Inc.	5	25
eBay Inc. (c)	17	915
EchoStar Corp. - Class A (c)	3	132
Electro Rent Corp.	1	20
Electronic Arts Inc. (c)	10	224
Electronics for Imaging Inc. (c)	4	151
Ellie Mae Inc. (c) (e)	2	46
EMC Corp.	47	1,171
Emulex Corp. (c)	7	50
Entegris Inc. (c)	7	80
Entropic Communications Inc. (c)	4	21
EPAM Systems Inc. (c)	2	66
EPIQ Systems Inc.	2	28
ePlus Inc. (c)	—	25
Equinix Inc. (c)	1	160
Euronet Worldwide Inc. (c)	3	153
Exar Corp. (c)	3	40
ExlService Holdings Inc. (c)	1	37
Extreme Networks (c)	3	20
F5 Networks Inc. (c)	2	154
Fabrinet (c)	1	22
Facebook Inc. - Class A (c)	28	1,514
FactSet Research Systems Inc. (e)	1	140
Fair Isaac Corp.	2	118
Fairchild Semiconductor International Inc. (c)	5	60
FEI Co.	2	198
Fidelity National Information Services Inc.	14	754
Finisar Corp. (c)	6	154
First Solar Inc. (c)	5	292
Fiserv Inc. (c)	8	496
FleetCor Technologies Inc. (c)	2	222
FLIR Systems Inc.	7	222
FormFactor Inc. (c)	3	16
Forrester Research Inc.	1	44
Fortinet Inc. (c)	5	98
Freescale Semiconductor Ltd. (c)	7	108
Frequency Electronics Inc. (c)	1	12
Gartner Inc. - Class A (c)	2	128
Genpact Ltd. (c)	11	206
Global Cash Access Holdings Inc. (c)	5	52
Global Payments Inc.	4	243
Globalscape Inc.	1	1
Google Inc. - Class A (c)	4	4,905
GSI Group Inc. (c)	2	24
GSI Technology Inc. (c)	1	9
GT Advanced Technologies Inc. (c) (e)	—	2
Guidewire Software Inc. (c)	2	100
Hackett Group Inc.	3	16
Harmonic Inc. (c)	8	56
Harris Corp.	2	161

	Shares/Par (p)	Value
Heartland Payment Systems Inc.	1	73
Hewlett-Packard Co.	42	1,166
Hittite Microwave Corp. (c)	2	120
IAC/InterActiveCorp.	5	335
IEC Electronics Corp. (c)	—	2
iGate Corp. (c)	2	92
Imation Corp. (c)	2	8
Infinera Corp. (c) (e)	8	79
Informatica Corp. (c)	6	237
Ingram Micro Inc. - Class A (c)	10	227
Inphi Corp. (c)	—	4
Insight Enterprises Inc. (c)	2	36
Integrated Device Technology Inc. (c)	12	127
Integrated Silicon Solutions Inc. (c)	1	12
Intel Corp.	110	2,852
InterDigital Inc. (e)	1	36
International Business Machines Corp.	12	2,328
International Rectifier Corp. (c)	5	136
Intersil Corp. - Class A	6	66
Intevac Inc. (c)	1	7
IntraLinks Holdings Inc. (c)	6	73
Intuit Inc.	4	309
InvenSense Inc. (c) (e)	—	10
IPG Photonics Corp. (c) (e)	2	192
Itron Inc. (c)	1	50
Ixia (c)	3	37
IXYS Corp.	3	39
j2 Global Inc. (e)	3	151
Jabil Circuit Inc.	13	222
Jack Henry & Associates Inc.	4	254
JDS Uniphase Corp. (c)	9	113
Juniper Networks Inc. (c)	23	508
Key Tronic Corp. (c)	—	4
KLA-Tencor Corp.	5	343
Kulicke & Soffa Industries Inc. (c)	5	69
KVH Industries Inc. (c)	1	8
Lam Research Corp. (c)	8	413
Lattice Semiconductor Corp. (c)	3	19
Leidos Holdings Inc.	6	257
Lender Processing Services Inc.	4	131
Lexmark International Inc.	5	165
Limelight Networks Inc. (c)	—	—
Linear Technology Corp.	5	224
LinkedIn Corp. - Class A (c)	2	356
Lionbridge Technologies Inc. (c)	2	14
Littelfuse Inc.	1	107
LoJack Corp. (c)	1	2
Loral Space & Communications Inc. (c)	1	49
LSI Corp.	29	315
LTX-Credence Corp. (c)	2	16
M/A-COM Technology Solutions Holdings Inc. (c)	1	19
Magnachip Semiconductor Corp. (c)	2	47
Manhattan Associates Inc. (c)	1	59
Mantech International Corp. - Class A	1	37
Marvell Technology Group Ltd.	23	324
MasterCard Inc. - Class A	2	1,420
Mattson Technology Inc. (c)	—	—
Maxim Integrated Products Inc.	9	259
MAXIMUS Inc.	2	101
MaxLinear Inc. (c)	1	13
Maxwell Technologies Inc. (c)	3	25
Measurement Specialties Inc. (c)	1	46
Mentor Graphics Corp.	6	137
Methode Electronics Inc.	3	85
Micrel Inc.	2	15
Microchip Technology Inc. (e)	6	252
Micron Technology Inc. (c)	37	811

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
MICROS Systems Inc. (c)	4	224
Microsemi Corp. (c)	6	162
Microsoft Corp.	126	4,700
MKS Instruments Inc.	3	82
MoneyGram International Inc. (c)	2	37
Monolithic Power Systems Inc. (c)	1	46
Monotype Imaging Holdings Inc.	2	57
Motorola Solutions Inc.	4	254
Move Inc. (c)	1	12
MTS Systems Corp.	1	56
National Instruments Corp. (e)	6	205
NCR Corp. (c)	4	128
NeoPhotonics Corp. (c)	1	10
NetApp Inc.	11	446
NetGear Inc. (c)	1	41
NetScout Systems Inc. (c)	2	71
NetSuite Inc. (c)	1	132
NeuStar Inc. - Class A (c)	3	157
Newport Corp. (c)	2	28
NIC Inc.	2	50
Novatel Wireless Inc. (c)	3	6
Nuance Communications Inc. (c)	12	189
Nvidia Corp.	27	431
Omnivision Technologies Inc. (c)	5	83
ON Semiconductor Corp. (c)	17	136
OpenTable Inc. (c)	1	56
Oplink Communications Inc. (c)	2	39
Oracle Corp.	53	2,028
OSI Systems Inc. (c)	1	58
Park Electrochemical Corp.	1	37
Paychex Inc.	8	360
PDF Solutions Inc. (c)	—	9
Pegasystems Inc.	1	69
Perceptron Inc.	1	15
Perficient Inc. (c)	3	59
Pericom Semiconductor Corp. (c)	1	7
Photronics Inc. (c)	2	18
Plantronics Inc.	3	116
Plexus Corp. (c)	3	124
PLX Technology Inc. (c)	2	11
PMC - Sierra Inc. (c)	10	64
Polycom Inc. (c)	2	26
Power Integrations Inc.	2	84
PRG-Schultz International Inc. (c)	1	6
Progress Software Corp. (c)	3	88
PTC Inc. (c)	6	214
QAD Inc. - Class A	1	12
QLogic Corp. (c)	5	56
QUALCOMM Inc.	28	2,043
QuinStreet Inc. (c)	2	14
Rackspace Hosting Inc. (c)	3	106
Rambus Inc. (c)	7	71
RealPage Inc. (c) (e)	2	49
Red Hat Inc. (c)	4	207
Responsys Inc. (c)	2	44
RF Micro Devices Inc. (c)	13	65
Richardson Electronics Ltd.	1	7
Riverbed Technology Inc. (c) (e)	8	147
Rofin-Sinar Technologies Inc. (c)	1	35
Rogers Corp. (c)	1	43
Rosetta Stone Inc. (c)	2	20
Rovi Corp. (c)	5	95
Salesforce.com Inc. (c)	9	496
SanDisk Corp.	10	730
Sanmina Corp. (c)	7	122
Sapient Corp. (c)	9	159
ScanSource Inc. (c)	2	83
Science Applications International Corp.	2	77

	Shares/Par (p)	Value
SeaChange International Inc. (c)	1	16
Seagate Technology	7	414
Semtech Corp. (c)	3	71
ShoreTel Inc. (c)	6	59
Silicon Image Inc. (c)	7	42
Silicon Laboratories Inc. (c)	2	100
Skyworks Solutions Inc. (c)	12	341
SolarWinds Inc. (c)	2	64
Solera Holdings Inc.	2	146
Sonus Networks Inc. (c) (e)	18	57
Spansion Inc. (c)	3	38
SS&C Technologies Holdings Inc. (c)	4	195
Stamps.com Inc. (c)	1	31
Stratasys Ltd. (c)	2	245
SunEdison Inc. (c)	8	110
SunPower Corp. (c) (e)	5	152
Super Micro Computer Inc. (c)	3	58
Supertex Inc. (c)	—	12
support.com Inc. (c)	4	16
Sykes Enterprises Inc. (c)	2	52
Symantec Corp.	22	513
Synaptics Inc. (c)	2	91
Synchronoss Technologies Inc. (c)	2	58
SYNNEX Corp. (c)	3	211
Synopsys Inc. (c)	7	296
Syntel Inc.	1	96
Take-Two Interactive Software Inc. (c)	5	86
Tangoe Inc. (c) (e)	2	29
TE Connectivity Ltd.	7	367
Tech Data Corp. (c)	2	107
TeleCommunication Systems Inc. - Class A (c)	—	—
TeleTech Holdings Inc. (c)	3	78
Teradata Corp. (c)	3	147
Teradyne Inc. (c)	12	212
Tessco Technologies Inc.	1	26
Tessera Technologies Inc.	4	82
Texas Instruments Inc.	18	782
TIBCO Software Inc. (c)	9	193
Total System Services Inc.	5	183
Transact Technologies Inc.	—	1
Trimble Navigation Ltd. (c)	6	202
TriQuint Semiconductor Inc. (c)	14	113
Trulia Inc. (c)	—	—
TTM Technologies Inc. (c)	5	44
Tyler Technologies Inc. (c)	1	103
Ubiquiti Networks Inc. (c) (e)	1	60
Ultimate Software Group Inc. (c)	1	119
Ultra Clean Holdings Inc. (c)	2	18
Ultratech Inc. (c)	1	29
Unisys Corp. (c) (e)	2	67
United Online Inc	2	21
ValueClick Inc. (c)	3	76
Vantiv Inc. - Class A (c)	4	143
Veeco Instruments Inc. (c)	2	66
VeriFone Systems Inc. (c)	—	—
Verint Systems Inc. (c)	3	108
VeriSign Inc. (c)	3	191
ViaSat Inc. (c)	2	128
Viasystems Group Inc. (c)	1	19
Virtusa Corp. (c)	1	36
Visa Inc. - Class A	8	1,837
Vishay Intertechnology Inc. (c)	5	71
Vishay Precision Group Inc. (c)	1	10
VistaPrint NV (c) (e)	1	68
VMware Inc. - Class A (c)	1	117
Vocus Inc. (c)	1	12
Web.com Group Inc. (c)	1	44
WebMD Health Corp. (c) (e)	2	68

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
Westell Technologies Inc. (c)	3	13
Western Digital Corp.	11	909
Western Union Co.	11	198
WEX Inc. (c)	2	197
Xerox Corp.	57	699
Xilinx Inc.	6	279
XO Group Inc. (c)	2	27
Xyratex Ltd.	2	22
Yahoo! Inc. (c)	22	878
Yelp Inc. - Class A (c)	1	55
Zebra Technologies Corp. - Class A (c)	2	109
Zillow Inc. - Class A (c) (e)	1	85
Zixit Corp. (c)	3	15
Zygo Corp. (c)	1	9
Zynga Inc. - Class A (c)	39	148

		84,550

MATERIALS - 4.4%
A. Schulman Inc.	1	49
AEP Industries Inc. (c)	1	26
Air Products & Chemicals Inc.	3	369
Airgas Inc.	2	258
Albemarle Corp.	2	114
Alcoa Inc.	48	508
Allegheny Technologies Inc.	6	217
AMCOL International Corp.	1	31
American Pacific Corp. (c)	—	15
American Vanguard Corp.	1	30
AptarGroup Inc.	3	220
Arabian American Development Co. (c)	1	14
Ashland Inc.	4	349
Axiall Corp.	3	132
Balchem Corp.	1	53
Ball Corp.	3	168
Bemis Co. Inc.	6	247
Cabot Corp.	4	210
Calgon Carbon Corp. (c)	3	58
Carpenter Technology Corp.	3	202
Celanese Corp.	3	187
Century Aluminum Co. (c)	3	36
CF Industries Holdings Inc.	3	606
Chemtura Corp. (c)	7	204
Clearwater Paper Corp. (c)	1	52
Cliffs Natural Resources Inc. (e)	9	248
Coeur d’Alene Mines Corp. (c)	4	43
Commercial Metals Co.	9	181
Compass Minerals International Inc. (e)	1	112
Crown Holdings Inc. (c)	3	143
Cytec Industries Inc.	2	149
Deltic Timber Corp.	—	27
Domtar Corp.	2	181
Dow Chemical Co.	27	1,206
E.I. du Pont de Nemours & Co.	15	972
Eagle Materials Inc.	3	201
Eastman Chemical Co.	5	395
Ecolab Inc.	4	453
Ferro Corp. (c)	4	53
Flotek Industries Inc. (c)	3	56
FMC Corp.	3	225
Freeport-McMoRan Copper & Gold Inc.	24	898
FutureFuel Corp.	3	48
Globe Specialty Metals Inc.	3	57
Graphic Packaging Holding Co. (c)	17	162
Greif Inc. - Class A	1	78
Greif Inc. - Class B	1	32
Hawkins Inc.	—	12
HB Fuller Co.	2	114
Hecla Mining Co. (e)	14	44

	Shares/Par (p)	Value
Horsehead Holding Corp. (c) (e)	2	37
Huntsman Corp.	8	190
Innophos Holdings Inc.	1	37
Innospec Inc.	1	36
International Flavors & Fragrances Inc.	2	150
International Paper Co.	8	409
Intrepid Potash Inc. (c) (e)	2	25
Kaiser Aluminum Corp.	1	63
KapStone Paper and Packaging Corp. (c)	3	179
Koppers Holdings Inc.	—	12
Kraton Performance Polymers Inc. (c)	2	44
Kronos Worldwide Inc. (e)	2	40
Landec Corp. (c)	2	24
Louisiana-Pacific Corp. (c)	8	139
LyondellBasell Industries NV - Class A	7	537
Martin Marietta Materials Inc.	2	190
Materion Corp.	2	49
MeadWestvaco Corp.	8	292
Mercer International Inc. (c)	2	16
Minerals Technologies Inc.	3	174
Monsanto Co.	9	992
Mosaic Co.	4	190
Myers Industries Inc.	3	63
Neenah Paper Inc.	1	43
NewMarket Corp. (e)	—	97
Nucor Corp.	8	409
Olin Corp. (e)	4	118
Olympic Steel Inc.	1	16
OM Group Inc. (c)	2	55
Omnova Solutions Inc. (c)	2	17
Owens-Illinois Inc. (c)	8	298
P.H. Glatfelter Co.	1	39
Packaging Corp. of America	3	169
Penford Corp. (c)	1	16
PolyOne Corp.	5	170
PPG Industries Inc.	2	439
Praxair Inc.	5	626
Quaker Chemical Corp.	1	55
Reliance Steel & Aluminum Co.	4	276
Resolute Forest Products (c)	5	79
Rock-Tenn Co. - Class A	3	337
Rockwood Holdings Inc.	4	276
Royal Gold Inc.	1	64
RPM International Inc.	7	289
RTI International Metals Inc. (c)	1	41
Schnitzer Steel Industries Inc. - Class A	1	48
Schweitzer-Mauduit International Inc.	2	107
Scotts Miracle-Gro Co. - Class A	3	200
Sealed Air Corp.	6	196
Sensient Technologies Corp.	3	146
Sherwin-Williams Co.	1	259
Sigma-Aldrich Corp.	3	235
Silgan Holdings Inc.	3	147
Sonoco Products Co.	5	219
Southern Copper Corp.	1	23
Steel Dynamics Inc.	14	267
Stepan Co.	1	53
Stillwater Mining Co. (c) (e)	5	62
SunCoke Energy Inc. (c)	3	78
Texas Industries Inc. (c)	1	89
Tronox Ltd. - Class A	3	59
United States Steel Corp. (e)	9	271
Universal Stainless & Alloy Products Inc. (c)	—	11
Valspar Corp.	2	135
Vulcan Materials Co.	6	363
Wausau Paper Corp.	4	53
Westlake Chemical Corp.	1	154
Worthington Industries Inc.	4	177

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
WR Grace & Co. (c)	2	180
Zep Inc.	1	13
Zoltek Cos. Inc. (c)	1	21

		21,828

TELECOMMUNICATION SERVICES - 2.0%
8x8 Inc. (c)	1	7
Alaska Communications Systems Group Inc. (c)	3	6
AT&T Inc.	118	4,134
Atlantic Tele-Network Inc.	1	40
Cbeyond Inc. (c)	1	7
CenturyLink Inc.	12	380
Cincinnati Bell Inc. (c)	8	28
Cogent Communications Group Inc.	1	57
Consolidated Communications Holdings Inc.	3	53
Crown Castle International Corp. (c)	6	404
Frontier Communications Corp. (e)	58	269
General Communication Inc. - Class A (c)	3	38
Hawaiian Telcom Holdco Inc. (c) (e)	—	12
IDT Corp. - Class B	1	14
Inteliquent Inc.	2	20
Level 3 Communications Inc. (c)	5	164
Lumos Networks Corp.	1	27
NTELOS Holdings Corp.	1	30
ORBCOMM Inc. (c)	—	—
Premiere Global Services Inc. (c)	2	27
PTGi Holding Inc.	1	2
SBA Communications Corp. (c)	3	243
Shenandoah Telecommunications Co.	1	26
Sprint Corp. (c)	23	246
T-Mobile US Inc.	6	192
Telephone & Data Systems Inc.	6	162
tw telecom inc. (c)	4	122
US Cellular Corp.	2	81
USA Mobility Inc.	1	16
Verizon Communications Inc.	62	3,058
Vonage Holdings Corp. (c)	9	29
Windstream Holdings Inc. (e)	36	289

		10,183

UTILITIES - 2.9%
AES Corp.	17	247
AGL Resources Inc.	5	258
Allete Inc.	2	106
Alliant Energy Corp.	3	136
Ameren Corp.	5	198
American Electric Power Co. Inc.	8	364
American States Water Co.	2	60
American Water Works Co. Inc.	4	176
Aqua America Inc.	9	207
Artesian Resources Corp. - Class A	—	1
Atmos Energy Corp.	5	217
Avista Corp.	3	93
Black Hills Corp.	2	129
California Water Service Group	2	55
Calpine Corp. (c)	12	233
CenterPoint Energy Inc.	10	228
Chesapeake Utilities Corp.	1	42
Cleco Corp.	3	152
CMS Energy Corp.	5	141
Connecticut Water Services Inc.	1	25
Consolidated Edison Inc.	4	221
Consolidated Water Co. Ltd.	2	26
Delta Natural Gas Co. Inc.	—	2
Dominion Resources Inc.	9	602
DTE Energy Co.	4	263
Duke Energy Corp.	11	779

	Shares/Par (p)	Value
Dynegy Inc. (c) (e)	2	45
Edison International	7	316
El Paso Electric Co.	2	60
Empire District Electric Co.	3	65
Entergy Corp.	4	228
Exelon Corp.	12	318
FirstEnergy Corp.	6	188
Genie Energy Ltd. - Class B (c)	2	20
Great Plains Energy Inc.	8	196
Hawaiian Electric Industries Inc. (e)	4	109
IDACORP Inc.	3	145
Integrys Energy Group Inc.	3	162
ITC Holdings Corp.	3	262
Laclede Group Inc.	2	82
MDU Resources Group Inc.	8	255
MGE Energy Inc.	1	57
Middlesex Water Co.	1	11
National Fuel Gas Co.	2	136
New Jersey Resources Corp.	2	87
NextEra Energy Inc.	7	599
NiSource Inc.	7	238
Northeast Utilities	5	220
NorthWestern Corp.	2	95
NRG Energy Inc.	16	449
OGE Energy Corp.	5	157
Oneok Inc.	7	408
Ormat Technologies Inc. (e)	3	68
Otter Tail Corp. (e)	2	50
Pepco Holdings Inc.	4	82
PG&E Corp.	6	240
Piedmont Natural Gas Co. Inc.	3	106
Pinnacle West Capital Corp.	2	106
PNM Resources Inc.	4	99
Portland General Electric Co. (e)	4	106
PPL Corp.	10	314
Public Service Enterprise Group Inc.	8	264
Questar Corp.	8	179
SCANA Corp.	3	117
Sempra Energy	4	341
SJW Corp.	1	21
South Jersey Industries Inc.	2	114
Southern Co.	12	481
Southwest Gas Corp.	3	144
TECO Energy Inc. (e)	8	137
UGI Corp.	7	299
UIL Holdings Corp.	2	89
Unitil Corp.	—	14
UNS Energy Corp.	2	126
Vectren Corp.	5	160
Westar Energy Inc.	6	197
WGL Holdings Inc.	2	86
Wisconsin Energy Corp.	4	182
Xcel Energy Inc.	8	232
York Water Co.	1	11

		14,234

Total Common Stocks (cost $389,533)		494,973

WARRANTS - 0.0%
Magnum Hunter Resources Corp. (c) (e) (f) (q)	1	—

Total Warrants (cost $0)		—

SHORT TERM INVESTMENTS - 4.5%

Investment Companies - 1.0%
JNL Money Market Fund, 0.01% (a) (h)	5,151	5,151

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
Securities Lending Collateral - 3.5%
Securities Lending Cash Collateral Fund LLC, 0.22% (a) (h)	17,514	17,514

Total Short Term Investments (cost $22,665)		22,665

Total Investments - 103.4% (cost $412,198)		517,638
Other Assets and Liabilities, Net - (3.4%)		(16,884)

Total Net Assets - 100.0%		$500,754

JNL/Eagle SmallCap Equity Fund

COMMON STOCKS - 99.9%

CONSUMER DISCRETIONARY - 17.5%
Bally Technologies Inc. (c)	447	$35,045
Chico’s FAS Inc. (e)	434	8,180
Chuy’s Holdings Inc. (c)	234	8,422
Container Store Group Inc. (c)	43	2,016
Deckers Outdoor Corp. (c) (e)	213	17,993
Genesco Inc. (c)	692	50,526
Grand Canyon Education Inc. (c)	162	7,068
Orient-Express Hotels Ltd. - Class A (c)	1,233	18,623
Outerwall Inc. (c) (e)	153	10,310
Pinnacle Entertainment Inc. (c)	348	9,055
Sotheby’s - Class A	121	6,461
Steven Madden Ltd. (c)	484	17,725
Tenneco Inc. (c)	259	14,647
TravelCenters of America LLC (c)	519	5,052
Universal Electronics Inc. (c)	506	19,298
Vince Holding Corp. (c)	298	9,141
Vitamin Shoppe Inc. (c)	719	37,396
WABCO Holdings Inc. (c)	112	10,425

		287,383

CONSUMER STAPLES - 5.2%
Natural Grocers by Vitamin Cottage Inc. (c) (e)	697	29,603
Pinnacle Foods Inc.	143	3,915
The Fresh Market Inc. (c)	368	14,897
United Natural Foods Inc. (c)	135	10,149
WhiteWave Foods Co. - Class A (c)	1,182	27,114

		85,678

ENERGY - 4.8%
Diamondback Energy Inc. (c)	108	5,699
Geospace Technologies Corp. (c)	385	36,518
Gulfport Energy Corp. (c)	379	23,906
Oasis Petroleum Inc. (c)	171	8,031
Western Refining Inc. (e)	120	5,097

		79,251

FINANCIALS - 4.4%
Home Loan Servicing Solutions Ltd.	681	15,645
Stifel Financial Corp. (c)	268	12,839
Two Harbors Investment Corp.	974	9,043
UMB Financial Corp.	241	15,462
Validus Holdings Ltd.	491	19,768

		72,757

HEALTH CARE - 23.2%
Acorda Therapeutics Inc. (c)	417	12,190
Aegerion Pharmaceuticals Inc. (c)	152	10,771
Air Methods Corp. (c) (e)	437	25,484
Align Technology Inc. (c)	214	12,216
ArthroCare Corp. (c)	649	26,135
athenahealth Inc. (c) (e)	59	7,897
Centene Corp. (c)	467	27,515
Cooper Cos. Inc.	184	22,737

	Shares/Par (p)	Value
Cubist Pharmaceuticals Inc. (c)	238	16,388
Cyberonics Inc. (c)	66	4,291
Endologix Inc. (c)	240	4,182
Furiex Pharmaceuticals Inc. (c)	118	4,941
Isis Pharmaceuticals Inc. (c)	209	8,318
MedAssets Inc. (c)	910	18,051
Medidata Solutions Inc. (c)	83	5,003
MWI Veterinary Supply Inc. (c)	23	3,945
Natus Medical Inc. (c)	179	4,017
Ophthotech Corp. (c) (e)	267	8,635
PAREXEL International Corp. (c)	180	8,122
Salix Pharmaceuticals Ltd. (c)	189	16,982
Seattle Genetics Inc. (c) (e)	368	14,666
Sirona Dental Systems Inc. (c)	232	16,274
Team Health Holdings Inc. (c)	392	17,865
Theravance Inc. (c) (e)	422	15,033
Thoratec Corp. (c)	638	23,350
United Therapeutics Corp. (c)	393	44,494

		379,502

INDUSTRIALS - 16.5%
American Airlines Group Inc (c) (e)	338	8,544
Chart Industries Inc. (c)	142	13,548
Colfax Corp. (c)	304	19,359
Foster Wheeler AG (c)	454	15,001
Geo Group Inc.	795	25,605
Hexcel Corp. (c)	659	29,451
JetBlue Airways Corp. (c)	1,889	16,148
Landstar System Inc.	218	12,548
Manitowoc Co. Inc. (e)	565	13,182
Northwest Pipe Co. (c)	390	14,741
PGT Inc. (c)	963	9,747
Quality Distribution Inc. (c)	728	9,345
Rocket Fuel Inc. (c) (e)	81	5,007
Thermon Group Holdings Inc. (c)	412	11,268
Trex Co. Inc. (c)	211	16,779
TriMas Corp. (c)	239	9,540
USG Corp. (c)	278	7,891
Waste Connections Inc.	473	20,627
Woodward Governor Co.	255	11,637

		269,968

INFORMATION TECHNOLOGY - 22.5%
Angie’s List Inc. (c) (e)	656	9,945
Aruba Networks Inc. (c)	587	10,503
Aspen Technology Inc. (c)	395	16,499
Cavium Inc. (c)	527	18,196
Coherent Inc. (c)	252	18,758
Concur Technologies Inc. (c) (e)	159	16,385
Cornerstone OnDemand Inc. (c)	492	26,270
Demandware Inc. (c)	264	16,958
EZchip Semiconductor Ltd. (c) (e)	267	6,577
Fortinet Inc. (c)	916	17,526
Guidewire Software Inc. (c)	215	10,573
Imperva Inc. (c)	315	15,137
InvenSense Inc. (c) (e)	1,011	21,012
IPG Photonics Corp. (c) (e)	292	22,671
Ixia (c)	249	3,309
Kulicke & Soffa Industries Inc. (c)	371	4,934
Marin Software Inc. (c) (e)	479	4,905
Nice Systems Ltd. - ADR (e)	398	16,309
Palo Alto Networks Inc. (c)	172	9,872
PTC Inc. (c)	259	9,181
QLIK Technologies Inc. (c)	631	16,806
SunEdison Inc. (c)	752	9,819
Teradyne Inc. (c)	886	15,603
TIBCO Software Inc. (c)	326	7,326
Trulia Inc. (c) (e)	534	18,834

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
Ultimate Software Group Inc. (c)	80	12,182
Veeco Instruments Inc. (c)	374	12,297

		368,387

MATERIALS - 5.8%
Huntsman Corp.	851	20,925
Quaker Chemical Corp.	347	26,767
RTI International Metals Inc. (c)	626	21,401
Texas Industries Inc. (c)	365	25,078

		94,171

Total Common Stocks (cost $1,252,898)		1,637,097

SHORT TERM INVESTMENTS - 10.0%

Investment Companies - 0.4%
JNL Money Market Fund, 0.01% (a) (h)	6,411	6,411

Securities Lending Collateral - 9.6%
Securities Lending Cash Collateral Fund LLC, 0.22% (a) (h)	157,799	157,799

Total Short Term Investments (cost $164,210)		164,210

Total Investments - 109.9% (cost $1,417,108)		1,801,307
Other Assets and Liabilities, Net - (9.9%)		(162,169)

Total Net Assets - 100.0%		$1,639,138

JNL/Franklin Templeton Global Growth Fund

COMMON STOCKS - 97.7%

BRAZIL - 1.1%
Petroleo Brasileiro SA - ADR (e)	708	$10,395
Vale SA - ADR Preferred (e)	68	959

		11,354

CANADA - 1.4%
Talisman Energy Inc.	1,226	14,255

CHINA - 1.6%
China Mobile Ltd. (e)	342	3,557
China Shenhua Energy Co. Ltd. - Class H	1,604	5,075
China Telecom Corp. Ltd. - ADR - Class H (e)	112	5,653
Dongfang Electric Corp. Ltd. - Class H	681	1,198

		15,483

DENMARK - 0.4%
FLSmidth & Co. A/S	79	4,341

FRANCE - 10.1%
Alstom SA	275	10,035
AXA SA	508	14,144
BNP Paribas	196	15,270
Compagnie Generale des Etablissements Michelin	120	12,786
Credit Agricole SA (c)	846	10,850
Orange SA	282	3,498
Sanofi SA	145	15,483
Total SA	179	10,967
Vivendi SA	262	6,899

		99,932

GERMANY - 6.4%
Commerzbank AG (c)	377	6,092
Deutsche Lufthansa AG (c)	732	15,524
Merck KGaA	66	11,846
Metro AG	60	2,897
Muenchener Rueckversicherungs AG	37	8,084
OSRAM Licht AG (c)	7	368
SAP AG	92	7,958

	Shares/Par (p)	Value
Siemens AG	76	10,457

		63,226

INDIA - 0.3%
ICICI Bank Ltd. - ADR	71	2,642

IRELAND - 1.3%
CRH Plc	526	13,337

ISRAEL - 0.5%
Teva Pharmaceutical Industries Ltd. - ADR	130	5,202

ITALY - 3.4%
ENI SpA	421	10,163
Intesa Sanpaolo SpA	3,795	9,335
UniCredit SpA	1,865	13,760

		33,258

JAPAN - 3.3%
Konica Minolta Holdings Inc.	571	5,701
Mazda Motor Corp. (c)	1,085	5,623
Nintendo Co. Ltd.	24	3,253
Nissan Motor Co. Ltd.	1,066	8,934
Toyota Motor Corp.	144	8,786

		32,297

NETHERLANDS - 6.9%
Akzo Nobel NV	199	15,412
Fugro NV - CVA	105	6,259
ING Groep NV - CVA (c)	954	13,327
Koninklijke Philips Electronics NV	310	11,420
Randstad Holding NV	120	7,792
Royal Dutch Shell Plc - Class B	183	6,888
TNT NV	754	7,012

		68,110

PORTUGAL - 1.2%
Galp Energia SGPS SA	727	11,911

RUSSIAN FEDERATION - 0.5%
Lukoil OAO - ADR	38	2,393
MMC Norilsk Nickel - ADR	150	2,492

		4,885

SINGAPORE - 1.5%
DBS Group Holdings Ltd.	423	5,748
Noble Group Ltd.	714	608
Singapore Telecommunications Ltd.	2,924	8,503

		14,859

SOUTH KOREA - 4.3%
KB Financial Group Inc. - ADR	269	10,907
POSCO Inc. - ADR (e)	161	12,561
Samsung Electronics Co. Ltd. - GDR (q)	29	18,786

		42,254

SPAIN - 1.1%
Telefonica SA	651	10,645

SWEDEN - 1.5%
Getinge AB - Class B	184	6,314
Telefonaktiebolaget LM Ericsson - Class B	739	9,027

		15,341

SWITZERLAND - 5.2%
Credit Suisse Group AG	398	12,275
Lonza Group AG	27	2,598
Roche Holding AG	56	15,774
Swiss Re AG	119	11,011
TE Connectivity Ltd.	95	5,249
UBS AG	230	4,401

		51,308

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value

TAIWAN - 0.6%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (e)	339	5,912

TURKEY - 0.7%
Turkcell Iletisim Hizmetleri A/S - ADR (c) (e)	505	6,742

UNITED KINGDOM - 11.4%
Aviva Plc	1,510	11,299
BAE Systems Plc	446	3,221
BP Plc	1,002	8,117
Carillion Plc	127	696
GlaxoSmithKline Plc	434	11,599
HSBC Holdings Plc	688	7,497
International Consolidated Airlines Group SA (c)	2,758	18,375
Kingfisher Plc	1,913	12,214
Marks & Spencer Group Plc	587	4,218
Noble Corp plc	182	6,820
Serco Group Plc	272	2,248
Tesco Plc	2,065	11,468
Vodafone Group Plc	3,870	15,235

		113,007

UNITED STATES OF AMERICA - 33.0%
American International Group Inc.	152	7,768
Amgen Inc.	124	14,195
Baker Hughes Inc.	292	16,131
Brocade Communications Systems Inc. (c)	976	8,660
Chevron Corp.	54	6,805
Cisco Systems Inc.	583	13,078
Citigroup Inc.	300	15,640
Comcast Corp. - Special Class A	341	16,987
CVS Caremark Corp.	178	12,730
FedEx Corp.	57	8,185
Flextronics International Ltd. (c)	278	2,160
Forest Laboratories Inc. (c)	159	9,553
Halliburton Co.	174	8,835
Hewlett-Packard Co.	429	12,001
JPMorgan Chase & Co.	164	9,566
Medtronic Inc.	248	14,221
Merck & Co. Inc.	234	11,696
Microsoft Corp.	591	22,105
Morgan Stanley	466	14,604
Navistar International Corp. (c) (e)	249	9,523
News Corp. - Class A (c)	267	4,804
Oracle Corp.	114	4,372
Pfizer Inc.	462	14,153
Sprint Corp. (c)	362	3,891
SunTrust Banks Inc.	210	7,741
Target Corp.	95	6,023
Time Warner Cable Inc.	60	8,070
Twenty-First Century Fox Inc. - Class A	278	9,781
United Parcel Service Inc. - Class B	85	8,970
Viacom Inc. - Class B	122	10,635
Walgreen Co.	85	4,863
Walt Disney Co.	106	8,132

		325,878

Total Common Stocks (cost $766,389)		966,179

SHORT TERM INVESTMENTS - 5.2%

Investment Companies - 2.2%
JNL Money Market Fund, 0.01% (a) (h)	21,661	21,661

Securities Lending Collateral - 3.0%
Securities Lending Cash Collateral Fund LLC, 0.22% (a) (h)	29,960	29,960

	Shares/Par (p)	Value
Total Short Term Investments (cost $51,621)		51,621

Total Investments - 102.9% (cost $818,010)		1,017,800
Other Assets and Liabilities, Net - (2.9%)		(29,009)

Total Net Assets - 100.0%		$988,791

JNL/Franklin Templeton Global Multisector Bond Fund

CORPORATE BONDS AND NOTES - 13.0%

AUSTRALIA - 0.2%
Barminco Finance Pty Ltd., 9.00%, 06/01/18 (e) (r)	$1,300	$1,196
FMG Resources August 2006 Pty Ltd.
6.00%, 04/01/17 (e) (r)	400	425
6.88%, 02/01/18 (r)	1,900	2,000

		3,621

CANADA - 0.7%
B2Gold Corp., 3.25%, 10/01/18 (r) (v)	10,160	9,144
Inmet Mining Corp.
8.75%, 06/01/20 (r)	1,900	2,061
7.50%, 06/01/21 (r)	400	418
Valeant Pharmaceuticals International Inc., 7.50%, 07/15/21 (r)	600	659

		12,282

FRANCE - 0.1%
Cie Generale de Geophysique - Veritas, 6.50%, 06/01/21 (e)	1,900	1,947
Compagnie Generale de Geophysique SA, 7.75%, 05/15/17	100	103

		2,050

GERMANY - 0.2%
Faenza GmbH, 8.25%, 08/15/21 (r), EUR	600	895
Orion Engineered Carbons Finance & Co. SCA, 9.25%, 08/01/19 (r) (y)	1,000	1,045
Unitymedia Hessen GmbH & Co. KG, 5.75%, 01/15/23 (r), EUR	800	1,134

		3,074

INDIA - 0.0%
Novelis Inc., 8.38%, 12/15/17 (e)	200	214

JAMAICA - 0.1%
Digicel Group Ltd., 8.25%, 09/30/20 (e) (r)	600	622
Digicel Ltd., 6.00%, 04/15/21 (r)	2,100	2,026

		2,648

LUXEMBOURG - 0.3%
CHC Helicopter SA, 9.25%, 10/15/20 (e)	2,100	2,263
INEOS Group Holdings SA, 6.50%, 08/15/18 (e) (r), EUR	1,000	1,410
Intelsat Jackson Holdings SA, 5.50%, 08/01/23 (r)	800	761

		4,434

MEXICO - 0.3%
Cemex SAB de CV Convertible Bond, 9.00%, 01/11/18 (e) (r)	5,600	6,146

NETHERLANDS - 0.3%
InterGen NV, 7.00%, 06/30/23 (r)	1,300	1,345
Nokia Siemens Networks Finance BV, 7.13%, 04/15/20 (e) (r), EUR	600	940
UPC Holding BV, 6.75%, 03/15/23 (r), EUR	700	985

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
UPCB Finance VI Ltd., 6.88%, 01/15/22 (r)	1,600	1,700

		4,970

RUSSIAN FEDERATION - 0.7%
Alfa Bank OJSC Via Alfa Bond Issuance Plc
7.88%, 09/25/17 (e) (r)	4,800	5,328
7.75%, 04/28/21 (r)	5,750	6,145

		11,473

SOUTH AFRICA - 0.7%
Edcon Pty Ltd.
9.50%, 03/01/18 (e) (r)	1,650	1,694
9.50%, 03/01/18 (e) (r), EUR	7,150	10,082

		11,776

SOUTH KOREA - 1.2%
Export-Import Bank of Korea, 1.45%, 05/19/14 (r), SEK	5,450	849
Korea Monetary Stabilization Bond
2.72%, 09/09/14, KRW	6,948,000	6,586
2.90%, 12/02/15, KRW	14,356,500	13,634

		21,069

SPAIN - 0.1%
Abengoa Finance SAU
8.88%, 11/01/17 (e) (r)	1,600	1,720
7.75%, 02/01/20 (r)	600	618

		2,338

UNITED KINGDOM - 0.6%
Algeco Scotsman Global Finance Plc, 8.50%, 10/15/18 (e) (r)	1,300	1,407
Boparan Finance Plc, 9.75%, 04/30/18 (q), EUR	400	603
CEVA Group Plc, 4.00%, 05/01/18 (r)	600	525
Expro Finance Luxembourg SCA, 8.50%, 12/15/16 (r)	2,000	2,085
Lynx II Corp., 6.38%, 04/15/23 (e) (r)	1,600	1,628
New Look Bondco I Plc, 8.75%, 05/14/18 (r), GBP	1,100	1,923
Royal Bank of Scotland Group Plc
6.93%, 04/09/18, EUR	600	937
6.13%, 12/15/22 (e)	600	612

		9,720

UNITED STATES OF AMERICA - 7.5%
Ally Financial Inc.
8.00%, 12/31/18	500	590
7.50%, 09/15/20	900	1,049
Antero Resources Finance Corp., 7.25%, 08/01/19	454	488
ArcelorMittal, 6.00%, 03/01/21 (e) (l)	800	848
Ashland Inc., 4.75%, 08/15/22	300	285
BMC Software Finance Inc., 8.13%, 07/15/21 (r)	1,600	1,648
Caesars Entertainment Operating Co. Inc.
11.25%, 06/01/17	600	611
9.00%, 02/15/20	1,100	1,070
Calpine Corp.
7.88%, 07/31/20 (r)	445	487
6.00%, 01/15/22 (r)	200	205
7.88%, 01/15/23 (q)	90	98
7.88%, 01/15/23 (e) (r)	1,104	1,206
5.88%, 01/15/24 (r)	900	880
CCO Holdings LLC
8.13%, 04/30/20 (e)	600	651
5.25%, 09/30/22 (e)	1,400	1,307
Chaparral Energy Inc.
8.25%, 09/01/21	1,500	1,627

	Shares/Par (p)	Value
7.63%, 11/15/22	600	642
Chesapeake Energy Corp.
6.63%, 08/15/20	1,000	1,118
6.13%, 02/15/21 (e)	1,500	1,609
CIT Group Inc.
6.63%, 04/01/18 (e) (r)	500	562
5.38%, 05/15/20 (e)	100	106
5.00%, 08/15/22 (e)	1,000	975
Clayton Williams Energy Inc., 7.75%, 04/01/19 (e)	1,800	1,849
Clear Channel Communications Inc., 9.00%, 03/01/21 (e)	1,600	1,616
Clear Channel Worldwide Holdings Inc.
7.63%, 03/15/20 (e)	300	315
6.50%, 11/15/22	1,000	1,021
CommScope Inc., 8.25%, 01/15/19 (e) (r)	1,412	1,548
Community Health Systems Inc.
8.00%, 11/15/19	500	543
7.13%, 07/15/20 (e)	1,300	1,349
Consol Energy Inc., 6.38%, 03/01/21	700	723
Cricket Communications Inc., 7.75%, 10/15/20	1,400	1,596
Crosstex Energy LP, 8.88%, 02/15/18 (e)	1,300	1,367
Crown Castle International Corp., 5.25%, 01/15/23	2,700	2,646
DaVita HealthCare Partners Inc., 5.75%, 08/15/22	1,800	1,822
Del Monte Corp., 7.63%, 02/15/19 (e)	1,500	1,558
DISH DBS Corp.
5.88%, 07/15/22	900	900
5.00%, 03/15/23	700	653
E*TRADE Financial Corp., 6.38%, 11/15/19	2,200	2,362
Echostar DBS Corp., 7.13%, 02/01/16	400	443
El Paso LLC, 7.00%, 06/15/17	400	452
Energy Transfer Partners LP, 7.50%, 10/15/20	400	449
Energy XXI Gulf Coast Inc.
9.25%, 12/15/17 (e)	600	668
7.75%, 06/15/19	1,200	1,287
Equinix Inc., 5.38%, 04/01/23 (e)	2,500	2,444
Exopack Holding Corp., 10.00%, 06/01/18 (r)	1,100	1,193
First Data Corp.
8.25%, 01/15/21 (e) (r)	600	638
11.25%, 01/15/21 (r)	200	221
12.63%, 01/15/21	2,200	2,582
Ford Motor Credit Co. LLC, 5.88%, 08/02/21	400	453
Freescale Semiconductor Inc.
8.05%, 02/01/20 (e)	1,900	2,042
5.00%, 05/15/21 (e) (r)	500	486
6.00%, 01/15/22 (r)	500	506
Frontier Communications Corp.
8.50%, 04/15/20	100	112
8.75%, 04/15/22	1,400	1,554
7.13%, 01/15/23	1,000	988
7.63%, 04/15/24 (e)	100	100
7.88%, 01/15/27	100	96
Gannett Co. Inc., 5.13%, 07/15/20 (e) (r)	1,600	1,620
General Motors Financial Co. Inc., 3.25%, 05/15/18 (r)	700	700
Goodyear Tire & Rubber Co., 6.50%, 03/01/21	2,500	2,650
Halcon Resources Corp.
9.75%, 07/15/20 (r)	900	937
8.88%, 05/15/21	1,600	1,616
9.25%, 02/15/22 (e) (r)	600	611
HCA Holdings Inc., 7.75%, 05/15/21 (e)	500	546
HCA Inc.
7.50%, 02/15/22	700	768
5.88%, 03/15/22	1,800	1,858
Hologic Inc.
6.25%, 08/01/20	200	211

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
6.25%, 08/01/20 (e)	1,100	1,160
Intelsat Jackson Holdings SA, 7.50%, 04/01/21 (e)	1,800	1,984
International Lease Finance Corp., 8.25%, 12/15/20	400	468
inVentiv Health Inc., 9.00%, 01/15/18 (r)	700	728
Jaguar Holding Co. I, 9.38%, 10/15/17 (e) (r) (y)	1,000	1,058
Jarden Corp., 6.13%, 11/15/22 (e)	400	428
JBS USA LLC
8.25%, 02/01/20 (r)	1,100	1,193
7.25%, 06/01/21 (r)	700	728
JPMorgan Chase & Co., 6.00%, (callable at 100 beginning 08/01/23) (i) (m)	1,900	1,817
Kinder Morgan Inc., 5.00%, 02/15/21 (r)	1,000	984
Linn Energy LLC
7.00%, 11/01/19 (e) (r)	500	505
7.75%, 02/01/21 (e)	1,200	1,269
Manitowoc Co. Inc., 8.50%, 11/01/20 (e)	400	454
MGM Resorts International
7.50%, 06/01/16	500	560
7.75%, 03/15/22 (e)	2,000	2,235
Michaels Stores Inc., 7.75%, 11/01/18	1,000	1,085
Midstates Petroleum Co. Inc., 9.25%, 06/01/21	1,200	1,254
Navistar International Corp., 8.25%, 11/01/21 (e)	1,000	1,035
Novelis Inc., 8.75%, 12/15/20	1,300	1,446
Nuveen Investments Inc., 9.50%, 10/15/20 (e) (r)	2,300	2,306
Offshore Group Investment Ltd.
7.50%, 11/01/19	2,100	2,284
7.13%, 04/01/23	100	102
PBF Holding Co. LLC, 8.25%, 02/15/20 (e)	1,300	1,410
Penn Virginia Corp., 8.50%, 05/01/20	800	860
Penn Virginia Resource Partners LP, 6.50%, 05/15/21 (r)	1,500	1,552
Pinnacle Entertainment Inc.
8.75%, 05/15/20	400	441
7.75%, 04/01/22	1,600	1,744
Plains Exploration & Production Co.
6.13%, 06/15/19	100	109
6.63%, 05/01/21 (e)	1,600	1,754
PNK Finance Corp., 6.38%, 08/01/21 (r)	100	102
Quicksilver Resources Inc., 9.13%, 08/15/19	1,600	1,624
Reynolds Group Issuer Inc.
9.00%, 04/15/19 (e)	2,300	2,467
9.88%, 08/15/19	300	334
Sabine Pass Liquefaction LLC
5.63%, 02/01/21 (r)	1,700	1,662
6.25%, 03/15/22 (r)	900	893
5.63%, 04/15/23 (e) (r)	800	748
Samson Investment Co., 10.25%, 02/15/20 (e) (r)	2,000	2,180
SLM Corp.
8.45%, 06/15/18	1,400	1,631
5.50%, 01/15/19	900	934
4.88%, 06/17/19	800	797
Sprint Corp., 7.13%, 06/15/24 (r)	600	609
Sprint Nextel Corp.
9.00%, 11/15/18 (r)	1,300	1,566
7.00%, 03/01/20 (r)	100	112
6.00%, 11/15/22	900	878
Sun Merger Sub Inc., 5.88%, 08/01/21 (r)	500	513
T-Mobile USA Inc.
6.54%, 04/28/20	1,600	1,704
6.13%, 01/15/22	200	204
6.50%, 01/15/24	400	405
Tenet Healthcare Corp., 8.13%, 04/01/22	1,400	1,508

	Shares/Par (p)	Value
Terex Corp., 6.00%, 05/15/21	2,100	2,171
Texas Competitive Electric Holdings Co. LLC, 11.50%, 10/01/20 (r)	1,600	1,176
Univision Communications Inc.
6.88%, 05/15/19 (r)	500	534
6.75%, 09/15/22 (r)	1,200	1,314
5.13%, 05/15/23 (e) (r)	1,000	999
Valeant Pharmaceuticals International Inc.
6.38%, 10/15/20 (r)	1,800	1,897
5.63%, 12/01/21 (r)	200	201
Visant Corp., 10.00%, 10/01/17	1,200	1,164

		131,441

Total Corporate Bonds and Notes (cost $219,693)		227,256

GOVERNMENT AND AGENCY OBLIGATIONS - 64.3%

BRAZIL - 3.8%
Brazil Inflation Indexed Notas do Tesouro Nacional, 6.00%, 08/15/18 - 08/15/22 (s), BRL	25,560	25,803
Brazil Letras do Tesouro Nacional, 0.00%, 04/01/14 - 01/01/17 (j), BRL	77,280	25,750
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/19 - 01/01/23, BRL	42,060	15,522

		67,075

CANADA - 1.5%
Canada Government Bond
1.00%, 02/01/14 - 02/01/15, CAD	19,810	18,650
2.00%, 03/01/14 - 12/01/14, CAD	4,792	4,542
0.75%, 05/01/14, CAD	1,197	1,126
2.25%, 08/01/14, CAD	2,295	2,176

		26,494

GHANA - 2.6%
Ghana Government Bond
14.00%, 10/13/14, GHS	50	20
14.99%, 02/23/15, GHS	5,520	2,222
24.00%, 05/25/15, GHS	17,482	7,773
21.00%, 10/26/15, GHS	33,913	14,615
19.24%, 05/30/16, GHS	4,310	1,808
26.00%, 06/05/17, GHS	910	444
23.00%, 08/21/17, GHS	4,370	2,002
19.04%, 09/24/18, GHS	27,570	11,496
Republic of Ghana, 7.88%, 08/07/23 (r)	4,950	4,665

		45,045

HUNGARY - 7.0%
Hungary Government Bond
5.50%, 02/12/14 - 12/20/18, HUF	3,609,390	17,270
6.75%, 08/22/14 - 11/24/17, HUF	4,250,000	20,722
7.75%, 08/24/15, HUF	42,700	211
6.50%, 06/24/19, HUF	54,190	270
7.50%, 11/12/20, HUF	2,576,490	13,408
7.00%, 06/24/22, HUF	2,420,330	12,220
Hungary Government International Bond
4.38%, 07/04/17 (q), EUR	5,000	7,199
5.75%, 06/11/18 (q), EUR	5,500	8,201
5.38%, 02/21/23 (e)	27,100	26,761
6.00%, 11/24/23, HUF	3,650,640	17,314

		123,576

ICELAND - 0.2%
Iceland Government International Bond, 5.88%, 05/11/22 (r)	2,800	2,852

IRELAND - 5.9%
Ireland Government Bond
5.50%, 10/18/17, EUR	1,934	3,023

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
5.90%, 10/18/19, EUR	2,193	3,541
4.50%, 04/18/20, EUR	2,496	3,755
5.00%, 10/18/20, EUR	11,512	17,801
5.40%, 03/13/25, EUR	48,111	75,273

		103,393

LATVIA - 0.3%
Republic of Latvia, 5.25%, 02/22/17 - 06/16/21 (e) (r)	4,500	4,880

LITHUANIA - 0.2%
Lithuania Government International Bond, 6.13%, 03/09/21 (r)	4,040	4,576

MALAYSIA - 5.6%
Malaysia Government Bond
3.43%, 08/15/14, MYR	201,240	61,614
3.74%, 02/27/15, MYR	53,225	16,330
3.84%, 08/12/15, MYR	33,260	10,237
4.72%, 09/30/15, MYR	25,658	8,025
3.20%, 10/15/15, MYR	9,880	3,010

		99,216

MEXICO - 3.1%
Mexico Bonos
7.00%, 06/19/14, MXN	6,302	490
9.50%, 12/18/14, MXN	233,270	18,830
6.00%, 06/18/15, MXN	30,448	2,407
8.00%, 12/17/15, MXN	152,145	12,565
6.25%, 06/16/16, MXN	203,230	16,345
7.25%, 12/15/16, MXN	19,370	1,597
Mexico Government Inflation Indexed Bond
4.50%, 12/18/14 (s), MXN	2,581	205
5.00%, 06/16/16 (s), MXN	6,623	560
3.50%, 12/14/17 (s), MXN	6,935	573
4.00%, 06/13/19 (s), MXN	4,836	410
2.50%, 12/10/20 (s), MXN	3,841	299

		54,281

PHILIPPINES - 0.9%
Philippine Government Bond
6.25%, 01/27/14, PHP	679,200	15,365
7.00%, 01/27/16, PHP	2,100	52
9.13%, 09/04/16, PHP	1,120	30

		15,447

POLAND - 4.5%
Poland Government Bond
5.75%, 04/25/14, PLN	48,000	16,053
5.50%, 04/25/15, PLN	3,333	1,142
0.00%, 07/25/15 - 01/25/16 (j), PLN	182,139	57,133
6.25%, 10/24/15, PLN	1,664	584
5.00%, 04/25/16, PLN	13,220	4,560

		79,472

SERBIA - 2.5%
Republic of Serbia
10.00%, 04/05/18, RSD	104,000	1,254
4.88%, 02/25/20 (r)	4,280	4,047
7.25%, 09/28/21 (r)	10,700	11,262
Serbia Treasury Bond, 10.00%, 04/27/15 - 11/21/18, RSD	2,269,940	27,119

		43,682

SINGAPORE - 2.1%
Singapore Government Bond
0.25%, 02/01/14, SGD	26,000	20,602
3.63%, 07/01/14, SGD	19,400	15,627
1.13%, 04/01/16, SGD	350	282

		36,511

	Shares/Par (p)	Value
SLOVENIA - 1.2%
Slovenia Government International Bond
5.50%, 10/26/22 (r)	9,006	8,984
5.85%, 05/10/23 (e) (r)	11,615	11,789

		20,773

SOUTH KOREA - 10.7%
Korea Monetary Stabilization Bond
2.57%, 06/09/14, KRW	7,029,000	6,659
2.82%, 08/02/14, KRW	2,289,500	2,172
2.78%, 10/02/14, KRW	35,131,000	33,314
2.84%, 12/02/14, KRW	9,784,180	9,285
2.74%, 02/02/15, KRW	22,958,390	21,761
2.47%, 04/02/15, KRW	31,819,150	30,059
2.76%, 06/02/15, KRW	3,545,700	3,361
2.80%, 08/02/15, KRW	43,504,640	41,256
Korea Treasury Bond
3.25%, 12/10/14 - 06/10/15, KRW	5,988,700	5,708
4.50%, 03/10/15, KRW	256,400	248
4.00%, 09/10/15 - 03/10/16, KRW	1,861,100	1,801
2.75%, 12/10/15 - 06/10/16, KRW	28,742,640	27,209
3.00%, 12/10/16, KRW	4,350,500	4,139

		186,972

SRI LANKA - 0.6%
Sri Lanka Government Bond
11.00%, 09/01/15, LKR	30,100	237
8.00%, 06/01/16 - 11/15/18, LKR	522,290	3,881
5.80%, 01/15/17 - 07/15/17, LKR	268,300	1,855
8.50%, 04/01/18 - 07/15/18, LKR	359,730	2,664
9.00%, 05/01/21, LKR	296,620	2,107

		10,744

SWEDEN - 2.7%
Kommuninvest I Sverige AB, 2.25%, 05/05/14, SEK	67,380	10,527
Sweden Government Bond, 6.75%, 05/05/14, SEK	235,090	37,265

		47,792

UKRAINE - 4.1%
Financing of Infrastructural Projects State Enterprise, 8.38%, 11/03/17 (r)	100	91
Ukraine Government International Bond
6.25%, 06/17/16 (r)	580	544
6.58%, 11/21/16 (r)	696	653
9.25%, 07/24/17 (r)	14,310	14,268
6.75%, 11/14/17 (e) (r)	7,360	6,771
7.75%, 09/23/20 (r)	1,357	1,252
7.95%, 02/23/21 (e) (r)	9,700	8,948
7.80%, 11/28/22 (e) (r)	21,300	19,255
7.50%, 04/17/23 (e) (r)	22,130	19,818

		71,600

URUGUAY - 4.8%
Uruguay Government International Inflation Indexed Bond
5.00%, 09/14/18 (n), UYU	28,179	1,408
4.25%, 04/05/27 (n), UYU	44,207	2,090
4.38%, 12/15/28 (n), UYU	575,878	27,334
3.70%, 06/26/37 (n), UYU	8,936	378
Uruguay Inflation Indexed Letras De Regulacion Monetaria En UI, 0.00%, 04/11/14 - 03/26/15 (j) (s), UYU	37,710	1,717
Uruguay Inflation Indexed Notas del Tesoro
7.00%, 12/23/14 (s), UYU	29,667	1,419
4.00%, 06/14/15 - 05/25/25 (s), UYU	292,008	13,691
2.75%, 06/16/16 (s), UYU	84,442	3,891

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
4.25%, 01/05/17 (s), UYU	5,083	239
2.25%, 08/23/17 (s), UYU	27,040	1,199
3.25%, 01/27/19 (s), UYU	249	12
2.50%, 09/27/22 (s), UYU	53,449	2,180
Uruguay Notas del Tesoro
9.00%, 01/27/14 - 01/27/14, UYU	106,365	4,926
9.75%, 06/14/14, UYU	35,153	1,612
10.25%, 08/22/15, UYU	131,038	5,792
10.50%, 03/21/15, UYU	152,454	6,842
9.50%, 01/27/16, UYU	192,343	8,182
11.00%, 03/21/17, UYU	19,910	847

		83,759

Total Government and Agency Obligations (cost $1,113,006)		1,128,140

OTHER EQUITY INTERESTS - 0.2%

ITALY - 0.2%
Wind Acquisition Finance SA (r) (u)	2,800	2,978

Total Other Equity Interests (cost $2,761)		2,978

COMMON STOCKS - 0.0%

UNITED KINGDOM - 0.0%
CEVA Holdings LLC (c) (f)	—	341

Total Common Stocks (cost $466)		341

PREFERRED STOCKS - 0.0%

UNITED KINGDOM - 0.0%
CEVA Holdings LLC (f)	—	21
CEVA Holdings LLC (f)	1	738

Total Preferred Stocks (cost $1,030)		759

SHORT TERM INVESTMENTS - 24.7%

Investment Companies - 10.2%
JNL Money Market Fund, 0.01% (a) (h)	178,628	178,628

Securities Lending Collateral - 6.1%
Securities Lending Cash Collateral Fund LLC, 0.22% (a) (h)	107,052	107,052

Treasury Securities - 8.4%
Bank Negara Malaysia Monetary Note
0.85%, 02/06/14, MYR	31,140	9,480
0.85%, 02/18/14, MYR	16,895	5,138
0.85%, 02/20/14, MYR	17,540	5,334
0.85%, 02/25/14, MYR	13,510	4,106
0.86%, 03/13/14, MYR	3,295	1,000
0.85%, 03/27/14, MYR	30	9
0.85%, 04/24/14, MYR	110	33
0.85%, 05/20/14, MYR	60	18
0.85%, 07/15/14, MYR	11,530	3,465
0.85%, 07/24/14, MYR	16,140	4,847
0.86%, 10/02/14, MYR	26,320	7,860
0.86%, 10/16/14, MYR	6,350	1,894
0.88%, 11/06/14, MYR	5,425	1,616
Hungary Treasury Bill, 0.02%, 06/25/14, HUF	109,680	501
Malaysia Treasury Bill, 0.86%, 05/30/14, MYR	2,310	697
Mexico Cetes
0.30%, 01/09/14, MXN	3,431	2,626
0.28%, 03/20/14, MXN	2,201	1,673
0.26%, 04/03/14, MXN	8,641	6,560
0.29%, 04/30/14, MXN	6,633	5,022
0.27%, 08/21/14, MXN	1,566	1,172
0.27%, 10/16/14, MXN	4,214	3,137
0.27%, 12/11/14, MXN	5,364	3,969

	Shares/Par (p)	Value
Monetary Authority of Singapore
0.24%, 01/03/14, SGD	7,810	6,189
0.24%, 02/14/14, SGD	1,190	943
Philippine Treasury Bill
0.00%, 04/10/14, PHP	6,265	141
0.02%, 06/04/14, PHP	339,510	7,637
0.02%, 07/02/14, PHP	17,560	395
0.02%, 09/03/14, PHP	136,000	3,052
0.00%,10/08/14, PHP	11,180	250
Serbia Treasury Bill, 0.13%, 03/13/14, RSD	28,100	331
Singapore Treasury Bill
0.22%, 01/10/14, SGD	6,251	4,953
0.18%, 01/24/14, SGD	1,230	974
0.17%, 03/21/14, SGD	12,500	9,900
0.23%, 04/04/14, SGD	350	277
0.23%, 05/30/14, SGD	17,217	13,624
Uruguay Treasury Bill
0.35%, 03/07/14, UYU	700	32
0.41%, 04/11/14, UYU	36,465	1,628
0.39%, 05/16/14, UYU	27,140	1,195
0.36%, 06/20/14, UYU	10,100	439
0.40%, 07/24/14, UYU	19,360	830
0.53%, 08/29/14, UYU	16,221	686
0.38%, 09/11/14, UYU	4,980	210
0.40%, 12/18/14, UYU	7,590	309
0.47%, 02/05/15, UYU	7,260	290
0.46%, 03/26/15, UYU	80,404	3,147
0.38%, 05/14/15, UYU	55,575	2,136
0.43%, 07/02/15, UYU	20,958	796
0.55%, 08/20/15, UYU	417,241	15,600
0.56%, 10/08/15, UYU	10,400	383
0.56%, 11/26/15, UYU	6,520	236

		146,740

Total Short Term Investments (cost $436,915)		432,420

Total Investments - 102.2% (cost $1,773,871)		1,791,894
Other Assets and Liabilities, Net - (2.2%)		(38,986)

Total Net Assets - 100.0%		$1,752,908

JNL/Franklin Templeton Income Fund

COMMON STOCKS - 52.8%

CONSUMER DISCRETIONARY - 0.9%
Dex Media Inc. (c) (e)	21	$144
Ford Motor Co.	400	6,172
General Motors Co. (c)	76	3,088
McDonald’s Corp.	34	3,289
Target Corp.	100	6,346

		19,039

CONSUMER STAPLES - 1.8%
Coca-Cola Co.	328	13,529
PepsiCo Inc.	187	15,502
Safeway Inc.	289	9,406

		38,437

ENERGY - 9.1%
Anadarko Petroleum Corp.	80	6,346
Baker Hughes Inc.	139	7,653
BP Plc - ADR	720	34,999
Callon Petroleum Co. (c)	75	490
Canadian Oil Sands Ltd.	563	10,597
Chesapeake Energy Corp.	190	5,157
Chevron Corp.	126	15,726
Exxon Mobil Corp.	243	24,551

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
Halcon Resources Corp. (c) (e)	17	66
Royal Dutch Shell Plc - ADR	668	47,637
Schlumberger Ltd.	152	13,706
Spectra Energy Corp.	300	10,700
Total SA - ADR	162	9,920
Transocean Ltd.	150	7,413
Williams Cos. Inc.	144	5,550

		200,511

FINANCIALS - 5.6%
Bank of America Corp.	970	15,103
Barclays Plc	500	2,261
Commonwealth Bank of Australia	82	5,700
HSBC Holdings Plc	750	8,231
JPMorgan Chase & Co.	511	29,854
MetLife Inc.	127	6,833
Royal Bank of Canada	113	7,576
Toronto-Dominion Bank NY	24	2,299
Wells Fargo & Co.	955	43,348
Westfield Retail Trust	813	2,159

		123,364

HEALTH CARE - 6.0%
Eli Lilly & Co.	130	6,635
Johnson & Johnson	275	25,187
Merck & Co. Inc.	757	37,878
Pfizer Inc.	739	22,633
Roche Holding AG	96	26,752
Sanofi SA - ADR	250	13,407

		132,492

INDUSTRIALS - 4.1%
Caterpillar Inc.	60	5,422
CEVA Holdings LLC (c) (f)	2	1,751
Deere & Co.	104	9,498
General Electric Co.	1,219	34,174
Lockheed Martin Corp.	91	13,513
Raytheon Co.	62	5,660
Republic Services Inc. - Class A	294	9,774
Waste Management Inc.	245	11,002

		90,794

INFORMATION TECHNOLOGY - 4.0%
Apple Inc.	31	17,114
Cisco Systems Inc.	561	12,599
Intel Corp.	1,050	27,256
Maxim Integrated Products Inc.	305	8,518
Microsoft Corp.	221	8,265
Oracle Corp.	51	1,951
Texas Instruments Inc.	252	11,043

		86,746

MATERIALS - 9.0%
Agrium Inc. (e)	135	12,350
AngloGold Ashanti Ltd. - ADR (e)	123	1,444
Barrick Gold Corp.	337	5,938
BHP Billiton Plc	841	26,093
Dow Chemical Co.	775	34,388
E.I. du Pont de Nemours & Co.	253	16,444
Freeport-McMoRan Copper & Gold Inc.	447	16,862
Goldcorp Inc.	345	7,474
LyondellBasell Industries NV - Class A	270	21,676
Mosaic Co.	136	6,438
Newmont Mining Corp.	423	9,735
Nucor Corp.	92	4,919
Potash Corp. of Saskatchewan Inc.	98	3,214
Rio Tinto Plc - ADR (e)	519	29,298

		196,273

	Shares/Par (p)	Value
TELECOMMUNICATION SERVICES - 1.5%
AT&T Inc.	500	17,580
Telstra Corp. Ltd.	900	4,224
Vodafone Group Plc	3,000	11,812

		33,616

UTILITIES - 10.8%
AGL Resources Inc.	100	4,723
American Electric Power Co. Inc.	250	11,685
Dominion Resources Inc.	250	16,185
Duke Energy Corp.	421	29,081
Dynegy Inc. (c) (e)	473	10,169
Entergy Corp.	200	12,654
Exelon Corp.	460	12,599
FirstEnergy Corp.	250	8,245
NextEra Energy Inc.	233	19,969
Pepco Holdings Inc.	344	6,583
PG&E Corp.	566	22,811
Pinnacle West Capital Corp.	100	5,292
PPL Corp.	404	12,147
Public Service Enterprise Group Inc.	300	9,612
Sempra Energy	175	15,708
Southern Co.	609	25,035
TECO Energy Inc. (e)	200	3,448
Xcel Energy Inc.	350	9,779

		235,725

Total Common Stocks (cost $996,818)		1,156,997

EQUITY LINKED STRUCTURED NOTES - 3.9%

ENERGY - 2.3%
Bank of America Corp. Equity Linked Note (Peabody Energy Corp.), 10.00% (r)	313	6,233
Bank of America Corp. Equity Linked Note (Schlumberger Ltd.), 6.00% (r)	100	8,926
Barclays Bank Plc Equity Linked Note (Alpha Natural Resources Inc.), 12.50% (r)	300	2,232
Barclays Bank Plc Equity Linked Note (Devon Energy Corp.), 6.00% (r)	115	7,226
Barclays Bank Plc Equity Linked Note (Weatherford International Ltd.), 7.50% (r)	210	3,308
Royal Bank of Canada Equity Linked Note (Halliburton Co.), 7.00% (r)	475	22,408

		50,333

FINANCIALS - 1.0%
JPMorgan Chase & Co. Equity Linked Note (Bank of America Corp.), 6.50 (r)	1,595	22,179

INFORMATION TECHNOLOGY - 0.3%
Wells Fargo & Co. Equity Linked Note (Broadcom Corp.), 7.00% (r)	260	7,317

MATERIALS - 0.3%
Goldman Sachs Group Inc. Equity Linked Note (Freeport-McMoRan Copper & Gold Inc.), 9.00% (r)	145	5,577

Total Equity Linked Structured Notes (cost $81,685)		85,406

PREFERRED STOCKS - 3.1%

ENERGY - 1.0%
Chesapeake Energy Corp., 5.75% (m) (r) (v)	5	5,214
Halcon Resources Corp., 5.75% (m) (v)	5	3,969
Sanchez Energy Corp., 4.88% (m) (r) (v)	50	3,113
Sanchez Energy Corp., 6.50%, Class B (m) (r) (v)	80	5,212

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
SandRidge Energy Inc., 7.00% (e) (m) (v)	50	4,956

		22,464

FINANCIALS - 1.6%
Ally Financial Inc., 7.00%, (callable at 1,000 beginning 02/10/14), Series G-7 (m) (r)	2	1,763
Bank of America Corp., 7.25%, Series L (m) (v)	12	12,594
Federal Home Loan Mortgage Corp., 8.38%, (callable at 25 beginning 12/31/17), Series Z (c) (d) (m)	186	1,664
Federal National Mortgage Association, 5.38%, (callable at 105,000 beginning 12/31/15) (c) (d) (m) (v)	—	1,400
Federal National Mortgage Association, 6.75%, (callable at 25 beginning 02/12/14), Series Q (c) (d) (m)	100	700
Federal National Mortgage Association, 7.63%, (callable at 25 beginning 02/12/14), Series R (c) (d) (m)	143	1,127
Federal National Mortgage Association, 8.25%, (callable at 25 beginning 12/31/15), Series S (c) (d) (m)	65	568
FelCor Lodging Trust Inc., 1.95%, Series A (m) (v)	60	1,455
MetLife Inc., 5.00%	66	2,082
Wells Fargo & Co., 7.50%, Series L (m) (v)	10	11,050

		34,403

INDUSTRIALS - 0.1%
CEVA Holdings LLC (f)	—	65
CEVA Holdings LLC (f)	2	1,660

		1,725

MATERIALS - 0.1%
ArcelorMittal, 6.00% (v)	120	3,120

UTILITIES - 0.3%
Dominion Resources Inc., 6.13% (v)	37	1,975
Dominion Resources Inc., 6.00% (v)	37	1,979
NextEra Energy Inc., 5.89% (v)	48	2,707

		6,661

Total Preferred Stocks (cost $73,068)		68,373

WARRANTS - 0.0%
Dynegy Inc. (c)	33	45

Total Warrants (cost $769)		45

CORPORATE BONDS AND NOTES - 36.2%

CONSUMER DISCRETIONARY - 6.9%
Academy Ltd., 9.25%, 08/01/19 (r)	$1,800	1,989
Cablevision Systems Corp.
8.63%, 09/15/17 (e)	1,000	1,165
7.75%, 04/15/18	3,000	3,349
Caesars Entertainment Operating Co. Inc.
11.25%, 06/01/17	750	763
8.50%, 02/15/20 (e)	3,000	2,888
9.00%, 02/15/20	4,600	4,473
9.00%, 02/15/20	3,000	2,917
CCO Holdings LLC
7.38%, 06/01/20	3,500	3,789
6.50%, 04/30/21	3,000	3,082
5.75%, 01/15/24 (e)	5,000	4,725
Chrysler Group LLC
8.00%, 06/15/19	6,000	6,630
8.25%, 06/15/21	6,400	7,280
Clear Channel Communications Inc.
9.00%, 12/15/19 (e)	2,356	2,403

	Shares/Par (p)	Value
14.00%, 02/01/21 (e) (r) (y)	1,100	998
9.00%, 03/01/21	16,000	16,160
Clear Channel Communications Inc. Term Loan, 6.95%, 01/30/19 (i)	10,000	9,537
Clear Channel Worldwide Holdings Inc., 7.63%, 03/15/20 (e)	4,375	4,599
ClubCorp Club Operations Inc., 10.00%, 12/01/18 (e)	3,272	3,624
CSC Holdings LLC, 6.75%, 11/15/21	5,400	5,818
Cumulus Media Holdings Inc., 7.75%, 05/01/19 (e)	2,500	2,638
DISH DBS Corp., 5.00%, 03/15/23	4,000	3,730
Goodyear Tire & Rubber Co.
8.25%, 08/15/20 (e)	1,100	1,229
6.50%, 03/01/21	6,300	6,678
KB Home
6.25%, 06/15/15	1,000	1,058
7.00%, 12/15/21	5,300	5,525
7.50%, 09/15/22	2,000	2,105
Landry’s Inc., 9.38%, 05/01/20 (r)	4,000	4,360
MGM Resorts International
10.00%, 11/01/16	3,000	3,600
8.63%, 02/01/19 (e)	2,200	2,580
5.25%, 03/31/20	2,500	2,481
6.75%, 10/01/20 (e)	800	856
Shea Homes LP, 8.63%, 05/15/19 (e)	3,900	4,319
SuperMedia Inc. Term Loan, 11.60%, 03/31/19 (i)	211	157
Univision Communications Inc.
6.88%, 05/15/19 (r)	5,000	5,344
5.13%, 05/15/23 (e) (r)	5,000	4,994
Visant Corp., 10.00%, 10/01/17	4,700	4,559
Volkswagen International Finance NV, 5.50%, 11/09/15 (r) (v), EUR	5,000	8,509

		150,911

CONSUMER STAPLES - 1.8%
Alliance One International Inc., 9.88%, 07/15/21 (e)	5,000	4,687
Innovation Ventures LLC, 9.50%, 08/15/19 (e) (r)	3,000	2,895
JBS USA LLC
8.25%, 02/01/20 (e) (r)	1,700	1,845
7.25%, 06/01/21 (e) (r)	3,500	3,649
7.25%, 06/01/21 (r)	3,700	3,848
Reynolds Group Issuer Inc.
7.88%, 08/15/19	1,400	1,547
9.88%, 08/15/19	4,100	4,561
5.75%, 10/15/20	1,900	1,938
8.25%, 02/15/21 (e)	600	641
SUPERVALU Inc., 8.00%, 05/01/16	5,000	5,531
U.S. Foods Inc., 8.50%, 06/30/19	2,500	2,738
U.S. Foods Inc. Term Loan, 6.50%, 03/31/19 (i)	4,975	5,017

		38,897

ENERGY - 8.4%
Alpha Natural Resources Inc., 6.25%, 06/01/21 (e)	3,200	2,736
Antero Resources Finance Corp.
7.25%, 08/01/19	844	907
5.38%, 11/01/21 (r)	1,800	1,818
Arch Coal Inc.
7.00%, 06/15/19 (e)	2,500	1,988
7.25%, 06/15/21 (e)	7,800	5,967
Bill Barrett Corp., 7.00%, 10/15/22 (e)	2,500	2,594
Chesapeake Energy Corp.
6.50%, 08/15/17 (e)	4,000	4,510
7.25%, 12/15/18	5,000	5,775

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
5.75%, 03/15/23 (e)	8,500	8,755
Chesapeake Energy Corp. Term Loan, 5.75%, 12/02/17 (i)	6,000	6,120
Cie Generale de Geophysique - Veritas, 6.50%, 06/01/21 (e)	4,000	4,100
Consol Energy Inc., 8.25%, 04/01/20	1,600	1,732
Drillships Financing Holding Inc. Term Loan B-2, 5.50%, 03/10/14 (i)	7,481	7,578
El Paso LLC, 7.75%, 01/15/32 (e)	1,000	1,013
Energy XXI Gulf Coast Inc., 9.25%, 12/15/17 (e)	3,500	3,894
EP Energy LLC, 9.38%, 05/01/20	5,000	5,769
EXCO Resources Inc., 7.50%, 09/15/18	3,500	3,325
Expro Finance Luxembourg SCA, 8.50%, 12/15/16 (r)	2,144	2,235
Fieldwood Energy LLC 2nd Lien Term Loan, 7.13%, 10/01/17 (i)	7,500	7,650
Gibson Energy Inc, 6.75%, 07/15/21 (r)	4,000	4,230
Halcon Resources Corp.
9.75%, 07/15/20 (e)	4,000	4,170
9.25%, 02/15/22 (e) (r)	2,900	2,951
Kinder Morgan Inc.
5.00%, 02/15/21 (r)	1,600	1,574
5.63%, 11/15/23 (r)	3,300	3,190
Linn Energy LLC, 8.63%, 04/15/20 (e)	3,300	3,564
Magnum Hunter Resources Corp., 9.75%, 05/15/20	2,500	2,700
Midstates Petroleum Co. Inc., 10.75%, 10/01/20 (e)	2,000	2,175
Offshore Group Investment Ltd., 7.50%, 11/01/19	9,000	9,787
Peabody Energy Corp., 6.25%, 11/15/21 (e)	3,000	3,030
Penn Virginia Corp., 8.50%, 05/01/20	2,500	2,687
PetroQuest Energy Inc., 10.00%, 09/01/17	5,000	5,187
Plains Exploration & Production Co., 6.50%, 11/15/20	5,000	5,520
Quicksilver Resources Inc. 2nd Lien Term Loan, 7.00%, 06/12/19 (i)	10,000	9,887
Sabine Pass Liquefaction LLC
5.63%, 02/01/21 (r)	7,500	7,331
6.25%, 03/15/22 (r)	7,500	7,444
Sabine Pass LNG LP
7.50%, 11/30/16 (e)	2,500	2,825
6.50%, 11/01/20	2,500	2,594
Samson Investment Co., 10.25%, 02/15/20 (e) (r)	4,400	4,796
Sanchez Energy Corp, 7.75%, 06/15/21 (r)	5,500	5,624
SandRidge Energy Inc.
8.75%, 01/15/20	2,000	2,155
7.50%, 03/15/21 (e)	4,400	4,609
7.50%, 02/15/23	1,800	1,827
W&T Offshore Inc., 8.50%, 06/15/19 (e)	6,000	6,345

		184,668

FINANCIALS - 2.1%
Abengoa Finance SAU, 8.88%, 11/01/17 (e) (r)	3,200	3,440
Ally Financial Inc., 6.25%, 12/01/17	1,500	1,673
Bank of America Corp., 8.13%, (callable at 100 beginning 05/15/18) (e) (i) (m)	1,000	1,119
Boparan Finance Plc, 9.75%, 04/30/18 (r), EUR	1,000	1,506
Boparan Holdings Ltd., 9.88%, 04/30/18 (r), GBP	1,500	2,720
CIT Group Inc., 5.00%, 08/01/23 (e)	2,000	1,925
E*TRADE Financial Corp., 6.00%, 11/15/17 (e)	3,000	3,187
International Lease Finance Corp.
8.75%, 03/15/17	2,000	2,355
8.88%, 09/01/17 (e)	4,700	5,593

	Shares/Par (p)	Value
JPMorgan Chase & Co., 7.90%, (callable at 100 beginning 04/30/18) (i) (m)	11,500	12,679
Morgan Stanley, 5.50%, 01/26/20 (e)	5,000	5,607
Nuveen Investments Inc., 9.50%, 10/15/20 (e) (r)	4,500	4,511

		46,315

HEALTH CARE - 2.5%
Alere Inc.
7.25%, 07/01/18	3,800	4,175
6.50%, 06/15/20	3,300	3,374
Grifols Inc., 8.25%, 02/01/18	1,400	1,493
HCA Inc.
6.50%, 02/15/16	1,200	1,313
6.50%, 02/15/20	4,300	4,725
7.50%, 02/15/22	4,100	4,500
5.88%, 05/01/23	5,000	4,937
Tenet Healthcare Corp.
9.25%, 02/01/15	4,800	5,172
8.00%, 08/01/20 (e)	3,404	3,698
8.13%, 04/01/22 (e)	9,800	10,559
Valeant Pharmaceuticals International Inc.
6.38%, 10/15/20 (r)	3,600	3,793
7.50%, 07/15/21 (r)	3,900	4,280
5.63%, 12/01/21 (r)	2,100	2,111

		54,130
INDUSTRIALS - 2.3%
Algeco Scotsman Global Finance Plc, 8.50%, 10/15/18 (e) (r)	2,500	2,706
Belden Inc., 5.50%, 09/01/22 (e) (r)	5,000	4,900
Bombardier Inc., 6.13%, 01/15/23 (r)	5,600	5,558
Ceridian Corp., 11.25%, 11/15/15	3,000	3,023
CEVA Group Plc, 4.00%, 05/01/18 (r)	5,000	4,375
CHC Helicopter SA, 9.25%, 10/15/20 (e)	3,500	3,771
Dynacast International LLC, 9.25%, 07/15/19	3,500	3,859
Hertz Corp., 6.75%, 04/15/19 (e)	1,100	1,185
Jaguar Holding Co. I, 9.38%, 10/15/17 (r) (y)	3,100	3,278
Laureate Education Inc., 9.25%, 09/01/19 (r)	2,500	2,719
Navistar International Corp., 8.25%, 11/01/21 (e)	3,500	3,623
Navistar International Corp. Term Loan B, 5.75%, 08/15/17 (i)	2,488	2,521
Niska Gas Storage US LLC, 8.88%, 03/15/18	2,500	2,600
United Rentals North America Inc., 8.38%, 09/15/20 (e)	6,600	7,359

		51,477

INFORMATION TECHNOLOGY - 4.2%
BMC Software Finance Inc., 8.13%, 07/15/21 (r)	3,800	3,914
CDW LLC
12.54%, 10/12/17	255	266
8.50%, 04/01/19 (e)	7,000	7,735
First Data Corp.
11.25%, 03/31/16	5,144	5,157
8.25%, 01/15/21 (e) (r)	15,914	16,929
12.63%, 01/15/21	11,000	12,911
8.75%, 01/15/22 (r) (y)	3,198	3,414
First Data Corp. Extended Term Loan, 4.18%, 03/24/18 (i)	9,123	9,129
Freescale Semiconductor Inc.
10.13%, 12/15/16 (e)	1,060	1,081
8.05%, 02/01/20 (e)	11,500	12,363
10.75%, 08/01/20	7,786	8,837
Infor US Inc., 9.38%, 04/01/19 (e)	1,600	1,800
Sanmina Corp., 7.00%, 05/15/19 (r)	3,500	3,723
SRA International Inc., 11.00%, 10/01/19 (e)	900	936

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
SRA International Inc. Term Loan, 6.59%, 07/07/18 (i)	4,086	4,076

		92,271

MATERIALS - 2.9%
AngloGold Ashanti Holdings Plc, 8.50%, 07/30/20	2,000	2,065
Cemex Finance LLC, 9.38%, 10/12/22 (r)	1,800	2,030
Cemex SAB de CV
3.25%, 03/15/16 (v)	3,625	4,776
9.00%, 01/11/18 (e) (r)	6,000	6,585
3.75%, 03/15/18 (v)	2,125	2,882
5.88%, 03/25/19 (e) (r)	2,000	2,005
7.25%, 01/15/21 (r)	6,000	6,210
FMG Resources August 2006 Pty Ltd.
7.00%, 11/01/15 (e) (r)	1,080	1,121
6.88%, 02/01/18 (r)	2,500	2,631
8.25%, 11/01/19 (e) (r)	2,750	3,087
HudBay Minerals Inc., 9.50%, 10/01/20	3,000	3,082
Ineos Finance Plc, 8.38%, 02/15/19 (e) (r)	1,700	1,891
Ineos Group Holdings SA, 7.88%, 02/15/16 (r), EUR	3,250	3,035
Inmet Mining Corp., 8.75%, 06/01/20 (r)	3,600	3,906
Kerling Plc, 10.63%, 02/01/17 (e) (r), EUR	3,600	5,250
Molycorp Inc., 10.00%, 06/01/20 (e)	5,000	4,962
Orion Engineered Carbons Bondco GmbH, 10.00%, 06/15/18 (e) (r), EUR	3,500	4,788
Walter Energy Inc., 9.88%, 12/15/20 (e)	3,850	3,330

		63,636

TELECOMMUNICATION SERVICES - 3.9%
CenturyLink Inc., 6.75%, 12/01/23	800	810
CommScope Holding Co. Inc., 6.63%, 06/01/20 (r) (y)	2,200	2,288
Cricket Communications Inc., 7.75%, 10/15/20	6,500	7,410
Frontier Communications Corp.
8.50%, 04/15/20	900	1,008
9.25%, 07/01/21	3,000	3,458
7.13%, 01/15/23	2,200	2,173
MetroPCS Wireless Inc., 6.63%, 04/01/23 (e) (r)	7,500	7,744
NII Capital Corp., 7.63%, 04/01/21 (e)	2,500	1,025
Sprint Corp.
7.88%, 09/15/23 (r)	9,400	10,105
7.13%, 06/15/24 (r)	5,500	5,582
Sprint Nextel Corp.
9.13%, 03/01/17	3,300	3,878
8.38%, 08/15/17 (e)	90	104
9.00%, 11/15/18 (r)	7,500	9,037
7.00%, 08/15/20 (e)	5,000	5,413
11.50%, 11/15/21	7,500	9,825
T-Mobile USA Inc., 6.54%, 04/28/20	6,700	7,135
Verizon Communications Inc.
5.15%, 09/15/23	3,400	3,645
6.55%, 09/15/43	3,700	4,314

		84,954

UTILITIES - 1.2%
Calpine Corp.
7.88%, 07/31/20 (r)	710	777
7.50%, 02/15/21 (r)	4,378	4,778
6.00%, 01/15/22 (r)	2,400	2,460
7.88%, 01/15/23 (r)	2,398	2,620
GenOn Energy Inc., 7.88%, 06/15/17 (e)	5,000	5,500
InterGen NV, 7.00%, 06/30/23 (r)	10,000	10,349

		26,484

Total Corporate Bonds and Notes (cost $740,825)		793,743

	Shares/Par (p)	Value
OTHER EQUITY INTERESTS - 0.0%
Dynegy Holdings LLC (c) (f) (q) (u)	11,000	—
Dynegy Holdings LLC (c) (f) (q) (u)	4,750	—
Dynegy Holdings LLC (c) (f) (q) (u)	3,500	—
General Motors Co. (c) (f) (u)	100	1
SuperMedia Inc. Escrow Litigation Trust (c) (f) (q) (u)	868	—

Total Other Equity Interests (cost $14)		1

SHORT TERM INVESTMENTS - 13.1%

Investment Companies - 2.8%
JNL Money Market Fund, 0.01% (a) (h)	61,934	61,934

Securities Lending Collateral - 10.3%
Securities Lending Cash Collateral Fund LLC, 0.22% (a) (h)	225,418	225,418

Total Short Term Investments (cost $287,352)		287,352

Total Investments - 109.1% (cost $2,180,531)		2,391,917
Other Assets and Liabilities, Net - (9.1%)		(198,890)

Total Net Assets - 100.0%		$2,193,027

JNL/Franklin Templeton Mutual Shares Fund

COMMON STOCKS - 87.6%

CONSUMER DISCRETIONARY - 8.9%
British Sky Broadcasting Group Plc	78	$1,095
CBS Corp. - Class B	196	12,489
Comcast Corp. - Special Class A	55	2,753
General Motors Co. (c)	333	13,606
Kohl’s Corp.	160	9,073
Reed Elsevier Plc	1,207	18,007
Time Warner Cable Inc.	106	14,404
Tribune Co. - Class A (c)	60	4,673
Tribune Co. - Class B (c)	23	1,741
Twenty-First Century Fox Inc. - Class B	625	21,630

		99,471

CONSUMER STAPLES - 12.6%
Altria Group Inc.	296	11,363
Avon Products Inc.	442	7,610
British American Tobacco Plc	338	18,162
Coca-Cola Enterprises Inc.	193	8,523
CVS Caremark Corp. (e)	257	18,359
Dr. Pepper Snapple Group Inc.	129	6,269
Imperial Tobacco Group Plc	272	10,538
Kroger Co.	400	15,822
Lorillard Inc.	235	11,895
Pernod-Ricard SA	29	3,285
Philip Morris International Inc.	69	5,982
Tesco Plc	1,962	10,898
Walgreen Co.	221	12,687

		141,393

ENERGY - 11.7%
Apache Corp.	212	18,217
Baker Hughes Inc.	236	13,052
BG Group Plc	425	9,144
BP Plc	1,134	9,190
CONSOL Energy Inc.	289	10,996
Ensco Plc - Class A	81	4,604
Marathon Oil Corp.	516	18,225
Murphy Oil Corp.	111	7,180
Petroleo Brasileiro SA - Petrobras - ADR	316	4,348
Prime AET&D Holdings No. 1 Pty Ltd. (c) (f)	402	—

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
Royal Dutch Shell Plc - Class A	508	18,142
Talisman Energy Inc.	41	480
Talisman Energy Inc.	470	5,476
Transocean Ltd.	226	11,170
WPX Energy Inc. (c)	64	1,295

		131,519

FINANCIALS - 18.6%
ACE Ltd.	175	18,068
Aegon NV	901	8,538
Alexander’s Inc.	8	2,639
Alleghany Corp. (c)	27	10,814
American International Group Inc.	491	25,042
Bond Street Holding LLC - Class A (c) (f) (r)	41	569
Brookfield Properties Corp.	137	2,631
Canary Wharf Group Plc (c) (f)	405	2,095
China Cinda Asset Management Co. Ltd. - Class H (c)	500	312
CIT Group Inc.	150	7,807
Citigroup Inc.	244	12,738
Columbia Banking System Inc.	63	1,741
Deutsche Boerse AG	79	6,511
Forestar Group Inc. (c)	60	1,270
Guaranty Bancorp	10	136
ING Groep NV - CVA (c)	713	9,953
JPMorgan Chase & Co.	257	15,004
KB Financial Group Inc.	159	6,440
MetLife Inc.	214	11,545
Morgan Stanley	200	6,275
PNC Financial Services Group Inc.	253	19,620
Societe Generale - Class A	80	4,659
SunTrust Banks Inc.	264	9,734
Wells Fargo & Co.	150	6,816
White Mountains Insurance Group Ltd.	17	10,334
Zurich Financial Services AG	25	7,272

		208,563

HEALTH CARE - 10.7%
CIGNA Corp.	241	21,043
Eli Lilly & Co.	137	6,984
Hospira Inc. (c)	117	4,823
Medtronic Inc.	396	22,749
Merck & Co. Inc.	662	33,140
Stryker Corp.	60	4,503
Teva Pharmaceutical Industries Ltd. - ADR	445	17,839
UnitedHealth Group Inc.	10	789
WellPoint Inc.	89	8,200

		120,070

INDUSTRIALS - 4.2%
A P Moller - Maersk A/S - Class B	1	15,053
Caterpillar Inc. (e)	75	6,792
CNH Industrial NV (c)	622	7,094
Federal Signal Corp. (c)	96	1,400
Huntington Ingalls Industries Inc.	118	10,639
Stanley Black & Decker Inc.	69	5,567

		46,545

INFORMATION TECHNOLOGY - 11.2%
Apple Inc.	49	27,320
Cisco Systems Inc.	585	13,127
Hewlett-Packard Co.	380	10,625
Microsoft Corp.	802	30,036
Samsung Electronics Co. Ltd.	6	8,160
Symantec Corp.	617	14,551
TE Connectivity Ltd.	103	5,661
Xerox Corp.	1,337	16,269

		125,749

	Shares/Par (p)	Value
MATERIALS - 5.2%
Anglo American Plc	291	6,363
Domtar Corp.	40	3,757
Freeport-McMoRan Copper & Gold Inc.	438	16,513
International Paper Co.	316	15,476
MeadWestvaco Corp. (e)	234	8,660
ThyssenKrupp AG (c)	313	7,630

		58,399

TELECOMMUNICATION SERVICES - 2.4%
Vodafone Group Plc	6,753	26,586

UTILITIES - 2.1%
Entergy Corp. (e)	57	3,619
Exelon Corp.	197	5,402
GDF Suez	228	5,356
NRG Energy Inc.	313	8,977

		23,354

Total Common Stocks (cost $756,242)		981,649

PURCHASED OPTIONS - 0.1%
Verizon Communications Inc. Put Option, Strike Price 55, Expiration 02/22/14	945	605

Total Purchased Options (cost $697)		605

CORPORATE BONDS AND NOTES - 5.0%

CONSUMER DISCRETIONARY - 2.1%
Caesars Entertainment Operating Co. 1st Lien Term Loan B, 5.44%, 01/28/18 (i)	$3,118	2,973
Cengage Learning Inc. Term Loan, 2.70%, 07/03/14 (c) (d)	3,502	2,707
Clear Channel Communications Inc., 9.00%, 12/15/19	7,449	7,598
Clear Channel Communications Inc. Term Loan, 6.94%, 01/30/19 (i)	4,339	4,139
Clear Channel Communications Inc. Term Loan B, 3.89%, 01/29/16 (i)	1,329	1,285
Clear Channel Communications Inc. Term Loan C, 3.89%, 01/29/16 (i)	141	135
Harrahs Operating Co. Inc. Extended Term Loan B, 4.44%, 01/28/18 (i)	654	617
JC Penney Corp. Inc. Term Loan, 6.00%, 05/22/18 (i)	4,445	4,343

		23,797

ENERGY - 0.4%
NGPL PipeCo LLC
7.12%, 12/15/17 (r)	1,969	1,782
9.63%, 06/01/19 (r)	2,922	2,856
NGPL PipeCo LLC Term Loan, 6.75%, 09/15/17 (i)	173	161

		4,799

FINANCIALS - 0.0%
Tropicana Entertainment LLC, 9.63%, 12/15/14 (c) (d) (f)	1,130	—

INDUSTRIALS - 0.5%
American Airlines Inc., 7.50%, 03/15/16 (c) (d) (r)	4,858	5,040

TELECOMMUNICATION SERVICES - 1.0%
Avaya Inc.
7.00%, 04/01/19 (r)	2,435	2,386
10.50%, 03/01/21 (r)	3,444	3,324
Avaya Inc. Term Loan B-3, 6.95%, 10/26/17 (i)	3,676	3,591
Avaya Inc. Term Loan B-5, 8.00%, 03/31/18 (i)	896	908

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
Wind Acquisition Finance SA, 11.75%, 07/15/17, EUR	409	598

		10,807

UTILITIES - 1.0%
Texas Competitive Electric Holdings Co. LLC
10.25%, 11/01/15	5,763	360
11.50%, 10/01/20 (r)	4,182	3,074
Texas Competitive Electric Holdings Co. LLC Term Loan, 4.68%, 10/10/17 (i)	11,682	8,068

		11,502

Total Corporate Bonds and Notes (cost $57,550)		55,945

OTHER EQUITY INTERESTS - 1.1%
Lehman Brothers Holdings Inc. Bankruptcy Claims (c) (u)	27,190	12,031
Tribune Co. Litigation Interests (f) (u)	67	—
Wind Acquisition Finance SA (r) (u)	140	149

Total Other Equity Interests (cost $12,165)		12,180

SHORT TERM INVESTMENTS - 7.4%

Investment Companies - 6.7%
JNL Money Market Fund, 0.01% (a) (h)	75,343	75,343

Securities Lending Collateral - 0.7%
Securities Lending Cash Collateral Fund LLC, 0.22% (a) (h)	8,195	8,195

Total Short Term Investments (cost $83,538)		83,538

Total Investments - 101.2% (cost $910,192)		1,133,917
Other Assets and Liabilities, Net - (1.2%)		(13,641)

Total Net Assets - 100.0%		$1,120,276

JNL/Franklin Templeton Small Cap Value Fund

COMMON STOCKS - 89.7%

CONSUMER DISCRETIONARY - 21.1%
Autoliv Inc. (e)	55	$5,049
Brown Shoe Co. Inc.	530	14,914
Brunswick Corp.	221	10,193
Cato Corp. - Class A	325	10,335
Drew Industries Inc.	110	5,642
GameStop Corp. - Class A	204	10,059
Genesco Inc. (c)	140	10,192
Gentex Corp. (e)	380	12,526
Group 1 Automotive Inc.	230	16,356
Harman International Industries Inc.	167	13,628
Hillenbrand Inc.	450	13,230
Hooker Furniture Corp.	40	662
Jos. A. Bank Clothiers Inc. (c)	110	6,020
La-Z-Boy Inc.	570	17,670
M/I Homes Inc. (c)	201	5,123
MDC Holdings Inc. (e)	98	3,144
Men’s Wearhouse Inc.	357	18,226
Pep Boys-Manny Moe & Jack (c)	609	7,391
Regis Corp.	312	4,533
Thor Industries Inc.	410	22,644
West Marine Inc. (c)	406	5,779
Winnebago Industries Inc. (c)	177	4,856

		218,172

ENERGY - 8.9%
Atwood Oceanics Inc. (c)	235	12,546
Bristow Group Inc.	196	14,727

	Shares/Par (p)	Value
Energen Corp.	133	9,431
Helix Energy Solutions Group Inc. (c)	526	12,193
Oil States International Inc. (c)	77	7,863
Rowan Cos. Plc - Class A (c)	140	4,954
Tidewater Inc.	247	14,640
Unit Corp. (c)	305	15,744

		92,098

FINANCIALS - 10.8%
Arthur J Gallagher & Co.	86	4,013
Aspen Insurance Holdings Ltd.	230	9,501
Assurant Inc.	41	2,695
Chemical Financial Corp.	130	4,117
Hanover Insurance Group Inc.	195	11,643
HCC Insurance Holdings Inc.	117	5,412
Montpelier Re Holdings Ltd.	265	7,697
OFG Bancorp	164	2,835
Old Republic International Corp.	623	10,759
Peoples Bancorp Inc.	50	1,126
Protective Life Corp.	340	17,224
StanCorp Financial Group Inc.	275	18,205
TrustCo Bank Corp.	1,223	8,782
Validus Holdings Ltd.	191	7,697

		111,706

HEALTH CARE - 3.3%
Hill-Rom Holdings Inc.	229	9,455
STERIS Corp.	311	14,940
Teleflex Inc.	102	9,611

		34,006

INDUSTRIALS - 31.6%
AAR Corp.	602	16,868
Apogee Enterprises Inc.	330	11,850
Applied Industrial Technologies Inc.	161	7,899
Astec Industries Inc.	215	8,305
Brady Corp. - Class A	201	6,217
Briggs & Stratton Corp.	500	10,880
Carlisle Cos. Inc.	160	12,720
EMCOR Group Inc.	280	11,883
EnerSys Inc.	103	7,233
EnPro Industries Inc. (c) (e)	225	12,971
Franklin Electric Co. Inc.	226	10,067
General Cable Corp.	91	2,662
Genesee & Wyoming Inc. - Class A (c)	103	9,845
Gibraltar Industries Inc. (c)	365	6,785
Granite Construction Inc.	471	16,469
Insperity Inc.	175	6,337
Kennametal Inc.	230	11,955
Lincoln Electric Holdings Inc.	217	15,452
Lindsay Corp. (e)	61	5,064
McGrath RentCorp	261	10,392
Mine Safety Appliances Co.	226	11,573
Mueller Industries Inc.	110	6,925
Nordson Corp.	17	1,256
Pentair Ltd.	87	6,750
Powell Industries Inc.	113	7,563
Regal-Beloit Corp.	224	16,521
Schawk Inc. - Class A	323	4,800
Simpson Manufacturing Co. Inc.	278	10,218
SkyWest Inc. (e)	669	9,918
Trinity Industries Inc.	341	18,570
Universal Forest Products Inc.	295	15,381
Wabash National Corp. (c)	892	11,015
Watts Water Technologies Inc. - Class A	64	3,935

		326,279

INFORMATION TECHNOLOGY - 2.6%
Benchmark Electronics Inc. (c)	417	9,617

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
Cohu Inc.	210	2,205
Ingram Micro Inc. - Class A (c)	232	5,433
Multi-Fineline Electronix Inc. (c)	118	1,638
Rofin-Sinar Technologies Inc. (c)	295	7,971

		26,864

MATERIALS - 11.4%
A. Schulman Inc.	366	12,919
AMCOL International Corp.	11	374
AptarGroup Inc.	51	3,479
Cabot Corp.	330	16,962
Carpenter Technology Corp.	215	13,342
HB Fuller Co.	270	14,046
Reliance Steel & Aluminum Co.	151	11,482
RPM International Inc.	337	13,997
Sensient Technologies Corp.	280	13,561
Steel Dynamics Inc.	609	11,906
Stepan Co.	77	5,073

		117,141

Total Common Stocks (cost $657,114)		926,266

SHORT TERM INVESTMENTS - 11.2%

Investment Companies - 10.1%
JNL Money Market Fund, 0.01% (a) (h)	104,539	104,539

Securities Lending Collateral - 1.1%
Securities Lending Cash Collateral Fund LLC, 0.22% (a) (h)	10,875	10,875

Total Short Term Investments (cost $115,414)		115,414

Total Investments - 100.9% (cost $772,528)		1,041,680
Other Assets and Liabilities, Net - (0.9%)		(9,259)

Total Net Assets - 100.0%		$1,032,421

JNL/Goldman Sachs Emerging Markets Debt Fund

CORPORATE BONDS AND NOTES - 24.3%

ARGENTINA - 0.6%
Arcos Dorados Holdings Inc., 6.63%, 09/27/23 (r)	$2,435	$2,447
Transportadora de Gas del Sur SA, 7.88%, 05/14/17	390	376
YPF SA, 8.88%, 12/19/18 (e) (r)	1,500	1,556

		4,379

BRAZIL - 1.2%
Banco do Estado do Rio Grande do Sul SA
7.38%, 02/02/22	360	356
7.38%, 02/02/22 (r)	2,130	2,103
Banco Santander Brasil SA, 8.00%, 03/18/16 (r), BRL	4,750	1,868
Marfrig Holding Europe BV
9.88%, 07/24/17	220	217
11.25%, 09/20/21 (r)	600	573
Raizen Fuels Finance Ltd., 9.50%, 08/15/14	2,250	2,349
Schahin II Finance Co SPV Ltd., 5.88%, 09/25/22 (e)	719	686
Telemar Norte Leste SA, 5.50%, 10/23/20	710	671
USJ Acucar e Alcool SA, 9.88%, 11/09/19 (e) (r)	750	703

		9,526

CAYMAN ISLANDS - 0.1%
Cementos Progreso Trust, 7.13%, 11/06/23 (r)	670	679

	Shares/Par (p)	Value
CHILE - 1.9%
AES Gener SA
5.25%, 08/15/21	2,520	2,551
8.38%, 12/18/73 (e) (i) (r)	1,130	1,178
Automotores Gildemeister SA
8.25%, 05/24/21	670	459
6.75%, 01/15/23 (e)	1,360	904
CFR International SpA
5.13%, 12/06/22	380	349
5.13%, 12/06/22 (r)	270	248
E.CL SA, 5.63%, 01/15/21	1,980	2,088
Embotelladora Andina SA, 5.00%, 10/01/23 (r)	1,060	1,062
ENTEL Chile SA, 4.88%, 10/30/24 (e) (r)	3,450	3,364
Sociedad Quimica y Minera de Chile SA
5.50%, 04/21/20 (r)	230	234
3.63%, 04/03/23 (r)	470	407
3.63%, 04/03/23 (e)	2,670	2,318

		15,162

CHINA - 1.2%
China Merchants Finance Co. Ltd., 5.00%, 05/04/22	710	707
China Resources Gas Group Ltd., 4.50%, 04/05/22 (e)	700	686
Country Garden Holdings Co. Ltd., 11.13%, 02/23/18 (e)	790	877
Evergrande Real Estate Group Ltd, 8.75%, 10/30/18 (e) (r)	510	514
Franshion Development Ltd., 6.75%, 04/15/21	882	913
Golden Eagle Retail Group Ltd.
4.63%, 05/21/23	482	411
4.63%, 05/21/23 (r)	400	341
Hero Asia Investment Ltd., 5.25%, (callable at 100 beginning 12/07/15) (m)	1,977	2,017
Soho China Ltd., 7.13%, 03/11/18 (e)	600	570
Sparkle Assets Ltd., 6.88%, 01/30/20 (e)	671	643
Studio City Finance Ltd., 8.50%, 12/01/20 (r)	890	986
Talent Yield Investments Ltd., 4.50%, 04/25/22	670	659

		9,324

COLOMBIA - 1.8%
Banco de Bogota SA, 5.00%, 01/15/17	330	349
Bancolombia SA, 5.95%, 06/03/21	4,050	4,212
Ecopetrol SA
7.63%, 07/23/19 (e)	1,150	1,363
5.88%, 09/18/23	1,820	1,920
Empresas Publicas de Medellin ESP, 7.63%, 07/29/19	930	1,097
Pacific Rubiales Energy Corp.
5.38%, 01/26/19 (r)	1,490	1,501
5.13%, 03/28/23 (e) (r)	1,420	1,303
Transportadora de Gas Internacional SA ESP, 5.70%, 03/20/22 (e)	2,640	2,795

		14,540

COSTA RICA - 0.4%
Banco de Costa Rica, 5.25%, 08/12/18 (r)	570	567
Banco Nacional de Costa Rica
4.88%, 11/01/18 (r)	620	608
6.25%, 11/01/23 (r)	1,940	1,877

		3,052

GUATEMALA - 0.2%
Central American Bottling Corp.
6.75%, 02/09/22 (e)	1,510	1,540
6.75%, 02/09/22 (r)	70	72

		1,612

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
HONG KONG - 1.4%
Bright Food Hong Kong Ltd., 3.00%, 05/21/18	500	474
Champion MTN Ltd., 3.75%, 01/17/23	2,530	2,155
Cheung Kong Infrastructure Holdings Ltd., 7.00%, (callable at 100 beginning 02/27/14) (m)	925	927
Hainan Airlines Hong Kong Co. Ltd., 3.63%, 02/07/20 (e)	1,178	1,126
LS Finance Ltd., 4.25%, 10/16/22 (e)	790	719
Metropolitan Light International Ltd., 5.25%, 01/17/18	1,260	1,263
New Cotai LLC, 10.63%, 05/01/19 (r) (y)	264	271
Pacnet Ltd., 9.00%, 12/12/18 (e) (q)	370	377
PCCW Capital No 4 Ltd., 5.75%, 04/17/22	750	752
Sun Hung Kai Properties Capital Market Ltd., 4.50%, 02/14/22	1,290	1,295
Wharf Finance Ltd., 4.63%, 02/08/17 (e)	960	1,011
Yingde Gases Investment Ltd., 8.13%, 04/22/18 (e) (r)	540	562

		10,932

INDIA - 0.6%
Bharti Airtel International Netherlands BV, 5.13%, 03/11/23 (r)	542	498
Reliance Holdings USA Inc., 5.40%, 02/14/22	1,626	1,644
Rolta LLC, 10.75%, 05/16/18 (r)	625	594
Vedanta Resources Plc, 7.13%, 05/31/23 (e) (r)	2,550	2,336

		5,072

INDONESIA - 0.3%
Indo Energy Finance BV, 7.00%, 05/07/18	250	253
Ottawa Holdings Pte Ltd., 5.88%, 05/16/18 (r)	725	558
Star Energy Geothermal Wayang Windu Ltd., 6.13%, 03/27/20	571	530
TBG Global Pte Ltd., 4.63%, 04/03/18 (e) (r)	325	314
Theta Capital Pte Ltd., 7.00%, 05/16/19	895	892

		2,547

IRELAND - 0.1%
Phosagro OAO via Phosagro Bond Funding Ltd., 4.20%, 02/13/18	970	962

ISRAEL - 0.4%
Israel Electric Corp. Ltd.
5.63%, 06/21/18 (r)	830	878
7.25%, 01/15/19	1,500	1,666
7.75%, 12/15/27	250	269

		2,813

JAMAICA - 0.5%
Digicel Group Ltd.
8.25%, 09/30/20 (r)	580	601
8.25%, 09/30/20	3,260	3,378
Digicel Ltd., 7.00%, 02/15/20 (r)	200	202

		4,181

LUXEMBOURG - 0.7%
Altice Financing SA
7.88%, 12/15/19	960	1,044
6.50%, 01/15/22 (e) (r)	880	887
Altice Finco SA, 9.88%, 12/15/20	430	484
Millicom International Cellular SA, 4.75%, 05/22/20 (e) (r)	1,110	1,066
Rosneft Finance SA, 7.88%, 03/13/18	370	427
Telefonica Celular del Paraguay SA, 6.75%, 12/13/22	800	832
Wind Acquisition Holdings Finance SA, 12.25%, 07/15/17 (y), EUR	310	434

		5,174

	Shares/Par (p)	Value
MEXICO - 2.3%
America Movil SAB de CV
6.45%, 12/05/22, MXN	16,420	1,159
8.46%, 12/18/36, MXN	37,600	2,714
Cemex Finance LLC, 9.38%, 10/12/22 (r)	1,700	1,916
Cemex SAB de CV
6.50%, 12/10/19 (r)	680	702
7.25%, 01/15/21 (r)	450	466
Grupo Cementos de Chihuahua SAB de CV, 8.13%, 02/08/20 (r)	250	262
Grupo KUO SAB De CV, 6.25%, 12/04/22 (r)	660	660
Grupo Televisa SAB, 7.25%, 05/14/43, MXN	45,770	2,838
Metalsa SA de CV, 4.90%, 04/24/23 (r)	1,840	1,670
Mexico Generadora de Energia S de rl, 5.50%, 12/06/32 (q)	830	793
Offshore Drilling Holding SA, 8.38%, 09/20/20 (r)	1,840	1,959
Petroleos Mexicanos, 7.65%, 11/24/21 (r), MXN	36,505	2,869
Tenedora Nemak SA de CV, 5.50%, 02/28/23 (e) (r)	570	559

		18,567

NETHERLANDS - 0.0%
Indosat Palapa Co. BV, 7.38%, 07/29/20	184	200

PARAGUAY - 0.1%
Banco Continental SAECA, 8.88%, 10/15/17 (e)	1,030	1,094

PERU - 0.9%
Banco de Credito del Peru
4.25%, 04/01/23 (e) (r)	1,042	963
6.13%, 04/24/27 (i) (r)	1,130	1,127
Corp. Financiera de Desarrollo SA, 4.75%, 02/08/22	1,520	1,501
Corp. Lindley SA, 6.75%, 11/23/21	1,885	1,989
Peru Enhanced Pass-Through Finance Ltd.
0.00%, 05/31/18 (j)	494	456
0.00%, 06/02/25 (f) (j) (q)	1,007	672
SAN Miguel Industrias Pet SA, 7.75%, 11/06/20 (r)	460	470

		7,178

PHILIPPINES - 0.4%
Alliance Global Group Inc., 6.50%, 08/18/17	240	253
Energy Development Corp., 6.50%, 01/20/21	2,130	2,220
San Miguel Corp., 4.88%, 04/26/23	769	631

		3,104

QATAR - 0.3%
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 5.30%, 03/07/18	2,400	2,574

ROMANIA - 0.1%
Cable Communications Systems NV, 7.50%, 11/01/20 (q), EUR	300	423

RUSSIAN FEDERATION - 3.0%
EDC Finance Ltd., 4.88%, 04/17/20 (e) (r)	1,490	1,447
Gazprom Neft OAO Via GPN Capital SA
4.38%, 09/19/22	1,740	1,594
6.00%, 11/27/23 (r)	5,490	5,572
Gazprom OAO Via Gaz Capital SA
6.00%, 01/23/21	1,600	1,688
6.51%, 03/07/22	880	945
7.29%, 08/16/37	470	495
Lukoil International Finance BV
7.25%, 11/05/19	900	1,040
6.13%, 11/09/20	200	217

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
4.56%, 04/24/23 (r)	360	338
4.56%, 04/24/23	590	554
MTS International Funding Ltd., 8.63%, 06/22/20 (e)	1,790	2,112
Phosagro OAO via Phosagro Bond Funding Ltd., 4.20%, 02/13/18 (r)	230	228
Rosneft Finance SA, 6.63%, 03/20/17	260	287
Rosneft Oil Co. via Rosneft International Finance Ltd., 4.20%, 03/06/22 (r)	1,170	1,074
Sibur Securities Ltd., 3.91%, 01/31/18 (r)	1,680	1,640
Uralkali OJSC, 3.72%, 04/30/18 (e) (r)	1,130	1,089
VimpelCom Holdings BV, 7.50%, 03/01/22	3,230	3,374

		23,694

SINGAPORE - 0.3%
Berau Capital Resources Pte Ltd., 12.50%, 07/08/15	765	807
Global A&T Electronics Ltd., 10.00%, 02/01/19 (e) (r)	497	428
SPI Australia Assets Pty Ltd., 3.55%, 04/09/23	1,060	952
TBG Global Pte Ltd., 4.63%, 04/03/18	241	233

		2,420

SOUTH AFRICA - 1.3%
Peermont Global Pty Ltd., 7.75%, 04/30/14, EUR	970	1,341
Transnet SOC Ltd.
10.80%, 03/15/18, ZAR	7,000	740
10.50%, 09/17/20, ZAR	17,000	1,757
8.90%, 11/14/27, ZAR	57,000	5,233
10.00%, 03/30/29, ZAR	16,500	1,434

		10,505

SPAIN - 0.4%
Ajecorp BV
6.50%, 05/14/22 (e)	1,100	1,092
6.50%, 05/14/22 (r)	1,080	1,072
BC Luxco 1 SA, 7.38%, 01/29/20	1,170	1,082

		3,246

SRI LANKA - 0.0%
National Savings Bank, 8.88%, 09/18/18 (r)	360	383

TAIWAN - 0.2%
CTBC Bank Co. Ltd., 5.63%, (callable at 100 beginning 03/17/15) (i) (m)	1,580	1,584

THAILAND - 0.8%
Bank of Thailand, 3.22%, 03/01/16, THB	87,900	2,703
PTTEP Canada International Finance Ltd., 5.69%, 04/05/21 (e)	3,192	3,402

		6,105

TURKEY - 0.7%
Anadolu Efes Biracilik Ve Malt Sanayii A/S, 3.38%, 11/01/22 (r)	230	183
Coca-Cola Icecek A/S, 4.75%, 10/01/18 (r)	960	977
Turkiye Vakiflar Bankasi Tao, 3.75%, 04/15/18 (r)	4,520	4,233

		5,393

UKRAINE - 0.3%
Ferrexpo Finance Plc, 7.88%, 04/07/16	1,180	1,145
Metinvest BV, 8.75%, 02/14/18 (e)	940	884
MHP SA, 8.25%, 04/02/20 (r)	530	470

		2,499

UNITED ARAB EMIRATES - 1.8%
ADCB Finance Cayman Ltd., 4.50%, 03/06/23 (e)	1,480	1,439

	Shares/Par (p)	Value
Dolphin Energy Ltd., 5.50%, 12/15/21	5,740	6,271
Ruwais Power Co. PJSC, 6.00%, 08/31/36 (e) (r)	6,670	6,986

		14,696

Total Corporate Bonds and Notes (cost $205,682)		193,620

GOVERNMENT AND AGENCY OBLIGATIONS - 57.4%

BRAZIL - 7.1%
Brazil Inflation Indexed Notas do Tesouro Nacional, 6.00%, 08/15/16 - 08/15/50 (s), BRL	28,546	27,647
Brazil Letras do Tesouro Nacional, 0.00%, 01/01/15 - 07/01/17 (j), BRL	13,539	12,342
Brazil Minas SPE via State of Minas Gerais, 5.33%, 02/15/28 (e) (r)	1,120	1,039
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/18 - 01/01/23, BRL	41,795	15,519

		56,547

CHILE - 0.5%
Chile Government International Bond, 6.00%, 01/01/18, CLP	595,000	1,178
Inflation Indexed Bonos del Banco Central de Chile en UF, 3.00%, 03/01/22 (s), CLP	387,728	784
Tesoreria General de la Republica Inflation Indexed Note, 3.00%, 01/01/15 (s), CLP	950,349	1,828

		3,790

COLOMBIA - 3.9%
Colombia Government International Bond
4.38%, 05/01/18, COP	324,000	149
9.85%, 06/28/27, COP	1,695,000	1,100
Colombia TES
8.00%, 10/28/15, COP	8,015,200	4,398
7.00%, 05/04/22, COP	39,730,400	20,792
7.50%, 08/26/26, COP	3,291,200	1,735
6.00%, 04/28/28, COP	6,650,400	3,074

		31,248

COSTA RICA - 0.4%
Costa Rica Government International Bond, 5.63%, 04/30/43 (e) (r)	520	439
Republic of Costa Rica
11.13%, 03/28/18 (q), CRC	1,030,300	2,273
9.20%, 03/27/19 (q), CRC	30,100	62

		2,774

IVORY COAST - 0.4%
Ivory Coast Government International Bond, 5.75%, 12/31/32	3,355	2,994

DOMINICAN REPUBLIC - 1.4%
Dominican Republic International Bond
16.95%, 02/04/22, DOP	155,900	4,272
14.50%, 02/10/23 (q), DOP	56,000	1,352
14.50%, 02/10/23 (q), DOP	16,200	391
6.60%, 01/28/24 (r)	1,040	1,043
18.50%, 02/04/28 (q), DOP	149,800	4,234

		11,292

HONDURAS - 0.5%
Honduras Government International Bond, 7.50%, 03/15/24 (r)	370	338
Republic of Honduras, 8.75%, 12/16/20 (r)	3,490	3,516

		3,854

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
HUNGARY - 0.4%
Hungary Government Bond
8.00%, 02/12/15, HUF	275,040	1,340
7.75%, 08/24/15, HUF	317,670	1,572

		2,912

INDONESIA - 1.3%
Indonesia Government Bond
7.38%, 09/15/16, IDR	59,070,000	4,781
15.00%, 07/15/18, IDR	18,617,000	1,924
Indonesia Government International Bond, 5.38%, 10/17/23 (e) (r)	1,270	1,263
Perusahaan Penerbit SBSN Indonesia, 6.13%, 03/15/19 (r)	2,040	2,175

		10,143

MALAYSIA - 0.8%
Malaysia Government Bond
5.09%, 04/30/14, MYR	16,630	5,110
3.43%, 08/15/14, MYR	4,660	1,427

		6,537

MEXICO - 6.4%
Mexico Bonos
6.25%, 06/16/16, MXN	33,920	2,728
7.25%, 12/15/16, MXN	9,005	742
5.00%, 06/15/17, MXN	16,407	1,265
4.75%, 06/14/18, MXN	136,259	10,187
6.50%, 06/10/21 - 06/09/22, MXN	21,649	1,694
8.00%, 12/07/23, MXN	1,312	112
7.50%, 06/03/27, MXN	66,308	5,415
8.50%, 05/31/29 - 11/18/38, MXN	56,165	4,804
7.75%, 05/29/31, MXN	104,206	8,355
10.00%, 11/20/36, MXN	72,138	7,017
Mexico Cetes, 0.26%, 01/23/14, MXN	10,926	8,350

		50,669

NIGERIA - 0.4%
Nigeria Government Bond, 16.00%, 06/29/19, NGN	73,000	506
Nigeria Government International Bond, 6.38%, 07/12/23	2,950	3,046

		3,552

PARAGUAY - 0.2%
Republic of Paraguay, 4.63%, 01/25/23 (r)	2,010	1,889

PERU - 0.9%
Peru Government International Bond - Series REGS
7.84%, 08/12/20, PEN	12,703	5,171
8.20%, 08/12/26, PEN	76	32
6.95%, 08/12/31, PEN	4,259	1,522
6.90%, 08/12/37, PEN	858	300
6.85%, 02/12/42, PEN	493	170

		7,195

PHILIPPINES - 0.4%
Philippine Government Bond, 4.95%, 01/15/21, PHP	81,000	1,930
Philippine Government International Bond, 6.25%, 01/14/36, PHP	52,000	1,242

		3,172

POLAND - 2.8%
Poland Government Bond
2.50%, 07/25/18, PLN	1,970	620
5.50%, 10/25/19, PLN	14,480	5,186
5.75%, 10/25/21, PLN	35,137	12,782

	Shares/Par (p)	Value
Poland Government Treasury Inflation Indexed Bond, 3.00%, 08/24/16 (n), PLN	11,139	3,871

		22,459

ROMANIA – 0.5%
Romania Government Bond, 5.90%, 07/26/17, RON	12,310	3,968

RUSSIAN FEDERATION - 7.2%
AHML Finance Ltd., 7.75%, 02/13/18 (r), RUB	165,700	4,962
Russia Federal Bond, 7.00%, 08/16/23, RUB	274,640	7,985
Russia Foreign Bond, 3.50%, 01/16/19 (r)	3,200	3,250
Russia Government Bond
7.35%, 01/20/16, RUB	117,900	3,667
6.20%, 01/31/18, RUB	765,370	22,665
7.50%, 02/27/19, RUB	178,190	5,523
7.60%, 07/20/22, RUB	130,310	3,978
8.15%, 02/03/27, RUB	31,670	994
7.05%, 01/19/28, RUB	148,570	4,203

		57,227

SOUTH AFRICA - 1.8%
South Africa Government Bond
8.00%, 12/21/18, ZAR	53,680	5,292
7.25%, 01/15/20, ZAR	18,400	1,735
7.75%, 02/28/23, ZAR	10,160	960
10.50%, 12/21/26, ZAR	21,150	2,376
7.00%, 02/28/31, ZAR	31,910	2,536
6.50%, 02/28/41, ZAR	18,300	1,286

		14,185

THAILAND - 6.4%
Bank of Thailand, 2.95%, 01/14/16, THB	71,560	2,189
Thailand Government Bond
5.25%, 05/12/14, THB	102,800	3,160
3.63%, 05/22/15 - 06/16/23, THB	574,448	17,565
3.13%, 12/11/15, THB	200,460	6,155
3.25%, 06/16/17, THB	90,800	2,786
3.58%, 05/02/18, THB	131,500	3,741
3.65%, 12/17/21, THB	397,185	12,000
3.78%, 06/25/32, THB	20,200	572
Thailand Government Inflation Indexed Bond, 1.20%, 06/15/18 (s), THB	82,000	2,467

		50,635

TURKEY - 6.3%
Turkey Government Bond
6.50%, 01/07/15, TRY	29,670	13,376
5.00%, 05/13/15, TRY	4,255	1,857
9.00%, 01/27/16 - 03/08/17, TRY	21,200	9,633
6.30%, 02/14/18, TRY	21,920	8,975
8.30%, 06/20/18, TRY	9,890	4,326
9.50%, 01/12/22, TRY	16,440	7,365
8.50%, 09/14/22, TRY	5,890	2,475
7.10%, 03/08/23, TRY	5,550	2,115

		50,122

UNITED STATES OF AMERICA - 7.4%
U.S. Treasury Bond
3.63%, 08/15/43 (e) (o)	4,900	4,609
3.75%, 11/15/43 (e)	8,000	7,701
U.S. Treasury Note
1.38%, 09/30/18	2,600	2,567
1.25%, 10/31/18 - 11/30/18	32,600	31,912
2.00%, 09/30/20	3,500	3,417

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
1.75%, 10/31/20	9,400	9,007

		59,213

Total Government and Agency Obligations (cost $43,379)		456,377

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.2%

BRAZIL - 0.2%
Brazil Loan Trust 1, 5.48%, 07/24/23 (r)	2,130	2,125

Total Non-U.S. Government Agency Asset- Backed Securities (cost $2,205)		2,125

CREDIT LINKED STRUCTURED NOTES - 8.3%

COLOMBIA - 2.0%
Citigroup Funding Inc. Credit Linked Note (Colombian Government Bond, 10.00%, 07/24/24, Moody’s rating N/A) (r), COP	1,642,000	1,050
Citigroup Funding Inc. Credit Linked Note (Colombian Government Bond, 11.00%, 07/24/20, Moody’s rating N/A) (i) (r), COP	4,514,000	2,860
Citigroup Funding Inc. Credit Linked Note (Colombian Government Bond, 11.25%, 10/24/18, Moody’s rating N/A) (i) (r), COP	10,289,000	6,420
Citigroup Funding Inc. Credit Linked Note (Colombian Government Bond, 11.25%, 10/24/18, Moody’s rating N/A) (r), COP	9,263,000	5,783

		16,113

INDONESIA - 5.3%
Barclays Bank Plc Credit Linked Note (Indonesia Government, 10.00%, 07/15/17, Moody’s rating Baa3) (q), IDR	82,000,000	7,165
Deutsche Bank AG Credit Linked Note (Indonesia Government, 10.75%, 05/15/16, Moody’s rating Baa3) (q), IDR	20,500,000	1,795
Deutsche Bank AG Credit Linked Note (Indonesia Government, 7.00%, 05/15/27, Moody’s rating Baa3) (r), IDR	17,900,000	1,260
Deutsche Bank AG Credit Linked Note (Indonesia Government, 8.25%, 06/15/32, Moody’s rating Baa3), IDR	13,600,000	1,044
Deutsche Bank AG Credit Linked Note (Indonesia Government, 8.25%, 07/15/21, Moody’s rating Baa3), IDR	84,000,000	6,867
JPMorgan Chase & Co. Credit Linked Note (Indonesia Government, 10.00%, 07/18/17, Moody’s rating Baa3) (r), IDR	65,000,000	5,683
JPMorgan Chase & Co. Credit Linked Note (Indonesia Government, 10.75%, 05/17/16, Moody’s rating Baa3) (r), IDR	86,000,000	7,523
JPMorgan Chase & Co. Credit Linked Note (Indonesia Government, 11.00%, 11/15/20, Moody’s rating Baa3) (r), IDR	20,000,000	1,876
JPMorgan Chase & Co. Credit Linked Note (Indonesia Government, 6.13%, 05/17/28, Moody’s rating Baa3) (r), IDR	27,187,000	1,736
JPMorgan Chase & Co. Credit Linked Note (Indonesia Government, 6.63%, 05/15/33, Moody’s rating Baa3) (r), IDR	46,000,000	2,964
JPMorgan Chase & Co. Credit Linked Note (Indonesia Government, 6.63%, 05/15/33, Moody’s rating Baa3) (r), IDR	2,800,000	181
Standard Chartered Bank Credit Linked Note (Indonesia Government, 9.00%, 03/15/29, Moody’s rating Baa3) (r), IDR	24,092,000	1,998

	Shares/Par (p)	Value
Standard Chartered Bank Credit Linked Note (Indonesia Government, 9.00%, 03/15/29, Moody’s rating Baa3) (r), IDR	26,254,000	2,177

		42,269

NIGERIA - 1.0%
Citigroup Funding Inc. Credit Linked Note (Federal Republic of Nigeria, 10.00%, 07/23/30, Moody’s rating N/A) (r), NGN	276,000	1,350
Citigroup Funding Inc. Credit Linked Note (Federal Republic of Nigeria, 15.10%, 05/01/17, Moody’s rating N/A) (r), NGN	105,000	690
Citigroup Funding Inc. Credit Linked Note (Federal Republic of Nigeria, 16.00%, 07/03/19, Moody’s rating N/A) (r), NGN	115,000	798
Deutsche Bank AG Credit Linked Note (Federal Republic of Nigeria, 0.00%, 02/06/14, Moody’s rating N/A) (j) (r), NGN	502,000	3,101
Deutsche Bank AG Credit Linked Note (Federal Republic of Nigeria, 0.00%, 03/06/14, Moody’s rating N/A) (j) (r), NGN	90,000	550
Deutsche Bank AG Credit Linked Note (Federal Republic of Nigeria, 0.00%, 03/20/14, Moody’s rating N/A) (j) (r), NGN	90,000	547
HSBC Credit Linked Note (Federal Republic of Nigeria, 7.00%, 10/23/19, Moody’s rating N/A) (r), NGN	97,580	460

		7,496

Total Credit Linked Structured Notes (cost $82,657)		65,878

OTHER EQUITY INTERESTS - 0.1%

ITALY - 0.1%
Wind Acquisition Finance SA (r) (u)	460	489

Total Other Equity Interests (cost $472)		489

COMMON STOCKS - 0.0%

HONG KONG - 0.0%
New Cotai LLC (c) (f)	—	25

Total Common Stocks (cost $0)		25

SHORT TERM INVESTMENTS - 12.4%

Investment Companies - 5.8%
JNL Money Market Fund, 0.01% (a) (h)	45,975	45,975

Securities Lending Collateral - 4.9%
Securities Lending Cash Collateral Fund LLC, 0.22% (a) (h)	39,020	39,020

Treasury Securities - 1.7%
Bank Negara Malaysia Monetary Note
0.88%, 05/22/14, MYR	13,560	4,093
0.88%, 05/27/14, MYR	12,390	3,739
0.89%, 07/08/14, MYR	12,410	3,732
0.88%, 11/06/14, MYR	6,640	1,977

		13,541

Total Short Term Investments (cost $98,918)		98,536

Total Investments - 102.7% (cost $883,313)		817,050
Other Assets and Liabilities, Net - (2.7%)		(21,789)

Total Net Assets - 100.0%		$795,261

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
JNL/Goldman Sachs Mid Cap Value Fund

COMMON STOCKS - 98.2%

CONSUMER DISCRETIONARY - 11.7%
Burlington Stores Inc. (c) (e)	12	$386
Cinemark Holdings Inc.	8	257
Delphi Automotive Plc	218	13,103
Expedia Inc.	23	1,596
Gannett Co. Inc.	16	483
GNC Holdings Inc. - Class A	5	279
HanesBrands Inc.	5	370
Jack in the Box Inc. (c)	8	383
Jarden Corp. (c)	8	508
Jos. A. Bank Clothiers Inc. (c)	5	260
Lear Corp.	9	736
Lennar Corp. - Class A	19	740
Liberty Interactive Corp. - Interactive Class A (c)	529	15,527
Liberty Media Corp. - Class A (c)	95	13,912
Macy’s Inc.	143	7,610
Madison Square Garden Inc. - Class A (c)	4	242
Meritage Homes Corp. (c)	6	310
MGM Resorts International (c)	577	13,561
Mohawk Industries Inc. (c)	6	880
PVH Corp.	88	12,023
Scripps Networks Interactive Inc.	120	10,340
Signet Jewelers Ltd.	1	69
Starwood Hotels & Resorts Worldwide Inc.	184	14,624
Toll Brothers Inc. (c)	338	12,512
TRW Automotive Holdings Corp. (c)	72	5,348
Visteon Corp. (c)	6	455
Whirlpool Corp.	64	9,975

		136,489

CONSUMER STAPLES - 3.4%
Constellation Brands Inc. - Class A (c)	123	8,689
Green Mountain Coffee Roasters Inc. (c) (e)	70	5,262
Hain Celestial Group Inc. (c)	4	346
Ingredion Inc.	133	9,126
Monster Beverage Corp. (c)	108	7,327
Spectrum Brands Holdings Inc.	9	606
Tyson Foods Inc. - Class A	252	8,441

		39,797

ENERGY - 7.9%
Cameron International Corp. (c)	219	13,057
Chesapeake Energy Corp.	612	16,603
Cimarex Energy Co.	112	11,762
Dresser-Rand Group Inc. (c)	6	349
Dril-Quip Inc. (c)	2	272
EQT Corp.	88	7,945
Forum Energy Technologies Inc. (c)	18	499
Kodiak Oil & Gas Corp. (c)	38	429
Laredo Petroleum Holdings Inc. (c)	18	502
Oil States International Inc. (c)	80	8,142
Pioneer Natural Resources Co.	30	5,504
Range Resources Corp.	127	10,704
Rex Energy Corp. (c)	28	548
SM Energy Co.	6	491
Tesoro Corp.	242	14,156
Western Refining Inc. (e)	12	517

		91,480

FINANCIALS - 29.3%
Allied World Assurance Co. Holdings Ltd.	6	730
American Campus Communities Inc.	18	569
American Equity Investment Life Holding Co.	30	793
Ares Capital Corp.	19	331

	Shares/Par (p)	Value
Arthur J Gallagher & Co.	116	5,466
AvalonBay Communities Inc.	137	16,223
BancorpSouth Inc.	17	434
Bank of the Ozarks Inc.	11	621
BankUnited Inc. (e)	13	412
BOK Financial Corp.	5	351
Brown & Brown Inc.	14	454
Camden Property Trust	217	12,316
CBL & Associates Properties Inc.	17	308
CIT Group Inc.	205	10,710
CNO Financial Group Inc.	39	692
Cullen/Frost Bankers Inc.	5	405
DDR Corp. (e)	577	8,869
Digital Realty Trust Inc. (e)	90	4,409
DuPont Fabros Technology Inc.	11	284
E*TRADE Financial Corp. (c)	21	411
East West Bancorp Inc.	17	595
Eaton Vance Corp.	7	320
Empire State Realty Trust Inc. - Class A	25	383
Endurance Specialty Holdings Ltd.	10	561
Everest Re Group Ltd.	84	13,087
Extra Space Storage Inc.	8	345
First Cash Financial Services Inc. (c) (e)	3	202
First Financial Bankshares Inc. (e)	3	196
First Republic Bank	163	8,554
Genworth Financial Inc. - Class A (c)	745	11,565
Glacier Bancorp Inc.	16	470
Highwoods Properties Inc.	15	527
Home Loan Servicing Solutions Ltd.	13	306
Huntington Bancshares Inc.	1,241	11,973
ING US Inc.	334	11,736
Invesco Ltd.	531	19,321
Kennedy-Wilson Holdings Inc.	18	397
Lincoln National Corp.	387	19,979
M&T Bank Corp. (e)	165	19,243
Maiden Holdings Ltd.	10	106
Markel Corp. (c)	1	519
MarketAxess Holdings Inc.	3	196
MFA Financial Inc. (e)	749	5,285
NASDAQ OMX Group Inc.	359	14,278
National Health Investors Inc.	6	324
National Retail Properties Inc. (e)	8	241
Ocwen Financial Corp. (c)	11	604
PacWest Bancorp (e)	10	443
Pebblebrook Hotel Trust	18	568
Post Properties Inc.	8	367
Principal Financial Group Inc.	373	18,400
PrivateBancorp Inc.	18	532
ProAssurance Corp.	11	511
Prosperity Bancshares Inc.	11	687
Protective Life Corp.	10	510
PS Business Parks Inc.	4	278
Radian Group Inc. (e)	26	371
Raymond James Financial Inc.	241	12,578
Signature Bank (c)	70	7,563
SLM Corp.	491	12,890
Solar Capital Ltd.	7	168
Starwood Property Trust Inc. (e)	437	12,116
Stifel Financial Corp. (c)	9	421
Strategic Hotels & Resorts Inc. (c)	39	364
Tanger Factory Outlet Centers Inc.	223	7,130
Taubman Centers Inc.	153	9,802
Texas Capital Bancshares Inc. (c)	10	647
Two Harbors Investment Corp.	718	6,663
UMB Financial Corp.	7	419
Validus Holdings Ltd.	206	8,288
Walter Investment Management Corp. (c)	4	155
Webster Financial Corp. (e)	15	467

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
Weingarten Realty Investors	14	375
Willis Group Holdings Plc	125	5,612
WR Berkley Corp.	75	3,263
XL Group Plc	462	14,704
Zions Bancorp	250	7,483

		339,876

HEALTH CARE - 10.5%
Aetna Inc.	233	15,997
Agilent Technologies Inc.	403	23,067
Alere Inc. (c)	9	323
Allscripts-Misys Healthcare Solutions Inc. (c)	30	463
Cardinal Health Inc.	280	18,718
CareFusion Corp. (c)	302	12,024
CR Bard Inc.	105	14,000
Hill-Rom Holdings Inc.	5	222
Humana Inc.	154	15,915
Infinity Pharmaceuticals Inc. (c)	25	345
Laboratory Corp. of America Holdings (c)	59	5,421
PerkinElmer Inc.	10	417
Surgical Care Affiliates Inc. (c)	8	290
Teleflex Inc.	3	283
Tenet Healthcare Corp. (c)	327	13,781
WellCare Health Plans Inc. (c)	7	462

		121,728

INDUSTRIALS - 12.5%
Actuant Corp. - Class A	10	359
Armstrong World Industries Inc. (c)	145	8,364
Belden Inc. (e)	4	279
Carlisle Cos. Inc.	165	13,066
CommScope Holding Co. Inc. (c)	18	343
Crane Co.	88	5,898
Esterline Technologies Corp. (c)	7	713
Foster Wheeler AG (c)	7	233
Graco Inc.	6	464
KBR Inc.	285	9,088
Kennametal Inc.	10	515
Pall Corp.	5	441
Quanta Services Inc. (c)	13	409
Robert Half International Inc.	10	410
Sensata Technologies Holding NV (c)	13	488
SPX Corp.	4	432
Stanley Black & Decker Inc.	174	14,022
Terex Corp.	297	12,479
Textron Inc.	497	18,263
Timken Co.	242	13,316
Triumph Group Inc.	220	16,764
Tyco International Ltd.	353	14,470
United Continental Holdings Inc. (c)	203	7,680
Waste Connections Inc.	124	5,412
Watsco Inc.	2	234
WESCO International Inc. (c)	7	669

		144,811

INFORMATION TECHNOLOGY - 11.2%
Altera Corp.	520	16,918
Anixter International Inc.	7	624
Applied Materials Inc.	631	11,160
Cadence Design Systems Inc. (c)	25	351
Citrix Systems Inc. (c)	195	12,306
F5 Networks Inc. (c)	67	6,062
Fairchild Semiconductor International Inc. (c)	23	309
Fidelity National Information Services Inc.	215	11,563
Global Payments Inc.	91	5,893
IAC/InterActiveCorp.	6	406
Ingram Micro Inc. - Class A (c)	11	258
Juniper Networks Inc. (c)	515	11,617

	Shares/Par (p)	Value
Lam Research Corp. (c)	169	9,217
Maxim Integrated Products Inc.	415	11,594
NetApp Inc.	133	5,489
Nvidia Corp.	449	7,200
Polycom Inc. (c)	504	5,662
PTC Inc. (c)	223	7,894
Semtech Corp. (c)	11	268
SS&C Technologies Holdings Inc. (c)	10	461
Synopsys Inc. (c)	13	543
Teradyne Inc. (c) (e)	21	376
TIBCO Software Inc. (c)	126	2,823
Verint Systems Inc. (c)	9	390
Vishay Intertechnology Inc. (c)	23	305

		129,689

MATERIALS - 5.1%
Ashland Inc.	70	6,798
Berry Plastics Group Inc. (c)	6	141
Carpenter Technology Corp.	3	208
Celanese Corp. - Class A	135	7,457
Cytec Industries Inc.	4	408
Huntsman Corp.	17	422
International Paper Co.	116	5,677
KapStone Paper and Packaging Corp. (c)	8	430
Louisiana-Pacific Corp. (c)	358	6,632
Methanex Corp.	6	346
Packaging Corp. of America	142	8,973
PolyOne Corp.	21	735
Reliance Steel & Aluminum Co.	119	8,992
Steel Dynamics Inc.	20	399
Taminco Corp. (c) (e)	22	452
United States Steel Corp. (e)	12	367
Valspar Corp.	148	10,525
Westlake Chemical Corp.	4	454
WR Grace & Co. (c)	5	493

		59,909

UTILITIES - 6.6%
Allete Inc.	7	333
Calpine Corp. (c)	443	8,643
Cleco Corp.	11	518
Edison International	285	13,219
El Paso Electric Co.	8	266
FirstEnergy Corp.	402	13,272
IDACORP Inc.	8	410
NorthWestern Corp.	6	250
NRG Energy Inc.	18	503
OGE Energy Corp.	13	441
Portland General Electric Co.	11	336
Questar Corp.	23	518
SCANA Corp.	157	7,363
Sempra Energy	198	17,806
Southwest Gas Corp.	11	595
Vectren Corp.	10	361
Westar Energy Inc.	15	470
Xcel Energy Inc.	408	11,400

		76,704

Total Common Stocks (cost $972,949)		1,140,483

INVESTMENT COMPANIES - 0.5%
iShares Russell Midcap Value Index Fund (e)	81	5,323

Total Investment Companies (cost $5,137)		5,323

SHORT TERM INVESTMENTS - 3.4%

Investment Companies - 1.0%
JNL Money Market Fund, 0.01% (a) (h)	11,833	11,833

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
Securities Lending Collateral - 2.4%
Securities Lending Cash Collateral Fund LLC, 0.22% (a) (h)	27,449	27,449

Total Short Term Investments (cost $39,282)		39,282

Total Investments - 102.1% (cost $1,017,368)		1,185,088
Other Assets and Liabilities, Net - (2.1%)		(24,279)

Total Net Assets - 100.0%		$1,160,809

JNL/Goldman Sachs U.S. Equity Flex Fund

COMMON STOCKS - 116.7%

CONSUMER DISCRETIONARY - 15.8%
CBS Corp. - Class B	31	$1,960
Comcast Corp. - Class A	53	2,732
Expedia Inc.	31	2,159
Gap Inc.	68	2,646
L Brands Inc. (o)	39	2,401
Liberty Global Plc - Class A (c) (o)	42	3,717
MGM Resorts International (c) (o)	75	1,763
PVH Corp. (o)	11	1,440
Starwood Hotels & Resorts Worldwide Inc.	32	2,536
Time Warner Cable Inc. (o)	3	366
Toll Brothers Inc. (c) (o)	86	3,171
Urban Outfitters Inc. (c)	51	1,886
Viacom Inc. - Class B	22	1,926
Yum! Brands Inc.	35	2,640

		31,343

CONSUMER STAPLES - 10.3%
Anheuser-Busch InBev NV - ADR (o)	26	2,808
ConAgra Foods Inc.	46	1,558
Constellation Brands Inc. - Class A (c) (o)	27	1,876
Estee Lauder Cos. Inc.	51	3,823
Green Mountain Coffee Roasters Inc. (c)	35	2,639
Ingredion Inc.	14	970
Lorillard Inc.	48	2,436
Monster Beverage Corp. (c) (o)	28	1,917
Wal-Mart Stores Inc. (o)	30	2,376

		20,403

ENERGY - 11.1%
Apache Corp.	20	1,694
Devon Energy Corp. (o)	91	5,644
Exxon Mobil Corp. (o)	82	8,271
Halliburton Co. (o)	67	3,410
Southwestern Energy Co. (c) (o)	78	3,055

		22,074

FINANCIALS - 19.1%
American International Group Inc.	92	4,692
American Tower Corp.	13	1,065
AvalonBay Communities Inc. (o)	12	1,374
Bank of America Corp. (o)	228	3,553
Capital One Financial Corp. (o)	20	1,559
Citigroup Inc. (o)	80	4,150
Comerica Inc.	31	1,487
Hartford Financial Services Group Inc.	77	2,800
JPMorgan Chase & Co. (o)	70	4,113
MetLife Inc.	11	591
Morgan Stanley	46	1,445
Prudential Financial Inc. (o)	38	3,530
SLM Corp. (o)	121	3,170
SunTrust Banks Inc. (o)	40	1,469

	Shares/Par (p)	Value
Travelers Cos. Inc. (o)	32	2,867

		37,865

HEALTH CARE - 14.2%
Allergan Inc.	25	2,796
Covidien Plc	51	3,468
CR Bard Inc. (o)	17	2,300
Eli Lilly & Co.	48	2,432
Gilead Sciences Inc. (c)	20	1,498
Mallinckrodt Plc (c)	19	968
Merck & Co. Inc. (o)	113	5,641
Pfizer Inc. (o)	64	1,972
UnitedHealth Group Inc. (o)	55	4,161
Vertex Pharmaceuticals Inc. (c) (o)	40	2,967

		28,203

INDUSTRIALS - 11.8%
Boeing Co. (o)	47	6,396
Caterpillar Inc.	21	1,874
General Electric Co. (o)	298	8,342
Textron Inc. (o)	119	4,391
Waste Management Inc.	52	2,331

		23,334

INFORMATION TECHNOLOGY - 27.5%
Adobe Systems Inc. (c) (o)	37	2,202
Altera Corp. (o)	91	2,962
Apple Inc. (o)	14	7,660
Applied Materials Inc.	99	1,756
Citrix Systems Inc. (c)	47	2,990
eBay Inc. (c)	53	2,914
EMC Corp.	201	5,054
Google Inc. - Class A (c)	4	3,929
MasterCard Inc.	3	2,373
Microsoft Corp. (o)	233	8,728
NetApp Inc.	46	1,887
Nvidia Corp.	113	1,811
Oracle Corp. (o)	118	4,528
PTC Inc. (c) (o)	38	1,329
QUALCOMM Inc. (o)	58	4,287

		54,410

MATERIALS - 5.0%
Berry Plastics Group Inc. (c) (o)	120	2,851
Celanese Corp. - Class A (o)	33	1,836
Eastman Chemical Co. (o)	30	2,427
Louisiana-Pacific Corp. (c)	150	2,774

		9,888

UTILITIES - 1.9%
FirstEnergy Corp.	21	693
NextEra Energy Inc.	15	1,283
PG&E Corp.	46	1,834

		3,810

Total Common Stocks (cost $190,891)		231,330

SHORT TERM INVESTMENTS - 3.0%

Investment Companies - 3.0%
JNL Money Market Fund, 0.01% (a) (h)	5,888	5,888

Total Short Term Investments (cost $5,888)		5,888

Total Investments - 119.7% (cost $196,779)		237,218
Total Securities Sold Short - (19.7%) (proceeds $31,360)		(39,043)
Other Assets and Liabilities, Net - (0.0% )		(65)

Total Net Assets - 100.0%		$198,110

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
SECURITIES SOLD SHORT - 19.7%

COMMON STOCKS - 19.7%

CONSUMER DISCRETIONARY - 2.4%
Best Buy Co. Inc.	15	$601
Family Dollar Stores Inc.	12	805
Garmin Ltd.	11	522
Meredith Corp.	26	1,368
New York Times Co. - Class A	52	823
Tesla Motors Inc.	4	583

		4,702

CONSUMER STAPLES - 0.6%
General Mills Inc.	24	1,206

ENERGY - 2.0%
Chevron Corp.	11	1,330
Murphy Oil Corp.	22	1,419
Murphy USA Inc.	5	227
Valero Energy Corp.	19	953

		3,929

FINANCIALS - 2.5%
ACE Ltd.	7	746
Federated Investors Inc. - Class B	31	881
FirstMerit Corp.	38	837
People’s United Financial Inc.	52	779
Valley National Bancorp	174	1,758

		5,001

INDUSTRIALS - 2.5%
Deere & Co.	10	936
Lockheed Martin Corp.	9	1,272
Northrop Grumman Systems Corp.	10	1,171
Precision Castparts Corp.	6	1,588

		4,967

INFORMATION TECHNOLOGY - 4.7%
Corning Inc.	70	1,249
FactSet Research Systems Inc.	13	1,432
Flextronics International Ltd.	129	1,000
Intel Corp.	32	824
International Business Machines Corp.	5	872
Micron Technology Inc.	47	1,020
Motorola Solutions Inc.	14	976
SanDisk Corp.	12	813
Seagate Technology	19	1,068

		9,254

MATERIALS - 3.7%
Air Products & Chemicals Inc.	21	2,352
Alcoa Inc.	155	1,652
Aluminum Corp. of China Ltd. - ADR - Class H	128	1,116
Dow Chemical Co.	27	1,187
Nucor Corp.	19	992

		7,299

TELECOMMUNICATION SERVICES - 0.9%
CenturyLink Inc.	21	673
T-Mobile US Inc.	34	1,151

		1,824

UTILITIES - 0.4%
Duke Energy Corp.	12	861

Total Securities Sold Short - 19.7% (proceeds $31,360)		$39,043

	Shares/Par (p)	Value
JNL/Invesco Global Real Estate Fund

COMMON STOCKS - 97.6%

AUSTRALIA - 6.5%
Dexus Property Group	15,609	$14,038
Federation Centres Ltd.	5,711	11,971
Goodman Group	2,528	10,712
Stockland	4,832	15,623
Westfield Group	2,181	19,685
Westfield Retail Trust	10,454	27,773

		99,802

AUSTRIA - 0.3%
Conwert Immobilien Invest SE (e)	357	4,587

CANADA - 4.2%
Allied Properties REIT	576	17,758
Brookfield Properties Corp.	239	4,597
Calloway REIT	226	5,355
Canadian Apartment Properties REIT (e)	780	15,608
Canadian REIT	321	13,118
Chartwell Retirement Residences (e)	512	4,817
H&R REIT	191	3,838

		65,091

CHINA - 0.4%
China Overseas Land & Investment Ltd.	1,540	4,347
Guangzhou R&F Properties Co. Ltd.	932	1,367

		5,714

FINLAND - 0.3%
Sponda Oyj	1,146	5,390

FRANCE - 3.7%
Gecina SA	54	7,165
Klepierre	124	5,749
Mercialys SA	181	3,788
Unibail-Rodamco SE	157	40,331

		57,033

GERMANY - 1.7%
Deutsche Wohnen AG (c)	515	9,560
Deutsche Wohnen AG	362	6,981
LEG Immobilien AG	170	10,019

		26,560

HONG KONG - 8.5%
Henderson Land Development Co. Ltd.	4,067	23,249
Hongkong Land Holdings Ltd.	3,041	17,968
Hysan Development Co. Ltd.	2,767	11,944
Link REIT (e)	4,555	22,092
New World Development Ltd.	7,630	9,662
Shimao Property Holdings Ltd.	5,039	11,615
Sun Hung Kai Properties Ltd.	1,128	14,336
Wharf Holdings Ltd.	2,624	20,100

		130,966

JAPAN - 15.3%
Activia Properties Inc.	1	8,637
AEON REIT Investment Corp. (c)	—	465
Frontier Real Estate Investment Corp.	1	5,560
Hulic Co. Ltd. (e)	611	9,041
Industrial & Infrastructure Fund Investment Corp.	1	7,658
Japan Prime Realty Investment Corp. (e)	3	9,649
Japan Real Estate Investment Corp.	1	7,319
Japan Retail Fund Investment Corp.	2	3,953
Kenedix Realty Investment Corp. (e)	2	9,340
Mitsubishi Estate Co. Ltd.	1,709	51,144
Mitsui Fudosan Co. Ltd.	1,908	68,823

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
Mori Hills REIT Investment Corp.	1	5,513
Nippon Prologis REIT Inc. (e)	1	6,705
Sumitomo Realty & Development Co. Ltd.	755	37,620
United Urban Investment Corp.	3	4,392

		235,819

LUXEMBOURG - 0.4%
Gagfah Sa (c)	466	6,877

MALTA - 0.0%
BGP Holdings Plc (c) (f)	5,552	—

NORWAY - 0.2%
Norwegian Property ASA	2,476	2,968

SINGAPORE - 3.9%
Ascendas REIT	3,555	6,222
CapitaLand Ltd.	4,656	11,223
CapitaMall Trust	7,505	11,357
CapitaMalls Asia Ltd.	6,694	10,433
CDL Hospitality Trusts	1,826	2,374
Global Logistic Properties Ltd.	4,466	10,245
Keppel Land Ltd. (e)	2,098	5,569
Suntec REIT	2,859	3,497

		60,920

SWEDEN - 1.2%
Castellum AB	678	10,564
Fabege AB	294	3,507
Wihlborgs Fastigheter AB	275	4,940

		19,011

UNITED KINGDOM - 5.8%
Big Yellow Group Plc	578	4,586
British Land Co. Plc	1,674	17,451
Derwent London Plc	151	6,231
Great Portland Estates Plc	1,561	15,515
Hammerson Plc	1,406	11,709
Land Securities Group Plc	1,392	22,239
Shaftesbury Plc	609	6,346
Unite Group Plc	926	6,183

		90,260

UNITED STATES OF AMERICA - 45.2%
Acadia Realty Trust	200	4,973
AvalonBay Communities Inc.	417	49,246
Boston Properties Inc.	374	37,531
Brixmor Property Group Inc.	325	6,616
Brookdale Senior Living Inc. (c)	338	9,185
Cousins Properties Inc.	661	6,813
CubeSmart	601	9,583
DDR Corp.	2,395	36,811
EastGroup Properties Inc.	114	6,616
Empire State Realty Trust Inc. - Class A (e)	466	7,128
Essex Property Trust Inc.	174	25,004
Federal Realty Investment Trust	121	12,311
General Growth Properties Inc.	1,142	22,925
Health Care REIT Inc.	786	42,101
Healthcare Realty Trust Inc.	506	10,789
Healthcare Trust of America Inc. - Class A	1,315	12,943
Host Hotels & Resorts Inc.	1,650	32,080
Hudson Pacific Properties Inc.	519	11,359
LaSalle Hotel Properties	435	13,421
Liberty Property Trust	211	7,130
Macerich Co.	297	17,487
Mid-America Apartment Communities Inc.	348	21,125
National Health Investors Inc. (e)	108	6,036
National Retail Properties Inc. (e)	416	12,626
Pebblebrook Hotel Trust	143	4,409
Piedmont Office Realty Trust Inc. (e)	1,073	17,728
ProLogis Inc.	1,269	46,879

	Shares/Par (p)	Value
Public Storage	223	33,506
Retail Opportunity Investments Corp.	692	10,187
RLJ Lodging Trust	438	10,657
Senior Housing Properties Trust	236	5,241
Simon Property Group Inc.	549	83,530
SL Green Realty Corp. (e)	408	37,695
UDR Inc.	887	20,710
Ventas Inc.	108	6,184

		698,565

Total Common Stocks (cost $1,445,943)		1,509,563

SHORT TERM INVESTMENTS - 5.1%

Investment Companies - 2.2%
JNL Money Market Fund, 0.01% (a) (h)	33,418	33,418

Securities Lending Collateral - 2.9%
Securities Lending Cash Collateral Fund LLC, 0.22% (a) (h)	45,135	45,135

Total Short Term Investments (cost $78,553)		78,553

Total Investments - 102.7% (cost $1,524,496)		1,588,116
Other Assets and Liabilities, Net - (2.7%)		(42,282)

Total Net Assets - 100.0%		$1,545,834

JNL/Invesco International Growth Fund

COMMON STOCKS - 92.5%

AUSTRALIA - 3.0%
Amcor Ltd.	1,596	$15,072
Brambles Ltd.	1,632	13,369
CSL Ltd.	138	8,486
Orora Ltd. (c)	109	113
Recall Holdings Ltd. (c)	—	—

		37,040

BELGIUM - 1.5%
Anheuser-Busch InBev NV	178	18,930

BRAZIL - 2.9%
Banco Bradesco SA - ADR	1,229	15,393
BM&F Bovespa SA	4,385	20,558

		35,951

CANADA - 7.1%
Agrium Inc. (e)	89	8,171
Canadian National Railway Co.	181	10,344
Cenovus Energy Inc.	359	10,260
CGI Group Inc. - Class A (c)	476	15,918
EnCana Corp. (e)	477	8,617
Fairfax Financial Holdings Ltd.	27	10,755
Suncor Energy Inc.	674	23,645

		87,710

CHINA - 5.6%
Baidu.com - ADR - Class A (c)	128	22,695
Belle International Holdings Ltd. (e)	7,259	8,433
China Mobile Ltd. (e)	763	7,948
CNOOC Ltd.	9,135	16,989
Industrial & Commercial Bank of China Ltd. - Class H	18,778	12,734

		68,799

DENMARK - 2.5%
Carlsberg A/S - Class B	172	19,004
Novo-Nordisk A/S	64	11,681

		30,685

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
FRANCE - 4.5%
Publicis Groupe SA	248	22,738
Schneider Electric SA	158	13,827
Total SA	303	18,608

		55,173

GERMANY - 8.4%
Adidas AG	136	17,396
Allianz SE	99	17,766
Deutsche Boerse AG	172	14,230
Deutsche Post AG	345	12,600
Deutsche Telekom AG	853	14,692
SAP AG	301	26,078

		102,762

HONG KONG - 3.2%
Galaxy Entertainment Group Ltd. (c)	2,263	20,374
Hutchison Whampoa Ltd.	1,372	18,695

		39,069

ISRAEL - 1.5%
Teva Pharmaceutical Industries Ltd. - ADR	454	18,186

JAPAN - 4.9%
Denso Corp.	191	10,090
Fanuc Ltd.	77	14,165
Keyence Corp.	28	11,886
Komatsu Ltd.	340	6,974
Toyota Motor Corp.	284	17,335

		60,450

MEXICO - 1.7%
Fomento Economico Mexicano SAB de CV - ADR	59	5,771
Grupo Televisa SAB - GDR	512	15,496

		21,267

NETHERLANDS - 2.7%
Royal Dutch Shell Plc - Class B	493	18,606
Unilever NV - CVA	349	14,035

		32,641

SINGAPORE - 4.1%
Avago Technologies Ltd.	391	20,669
Keppel Corp. Ltd. (e)	1,864	16,560
United Overseas Bank Ltd.	783	13,222

		50,451

SOUTH KOREA - 3.2%
Hyundai Mobis	67	18,623
Samsung Electronics Co. Ltd.	16	20,553

		39,176

SPAIN - 1.8%
Amadeus IT Holding SA	512	21,914

SWEDEN - 3.8%
Investor AB - Class B	437	15,073
Kinnevik Investment AB - Class B	254	11,778
Swedbank AB - Class A	405	11,404
Telefonaktiebolaget LM Ericsson - Class B	712	8,693

		46,948

SWITZERLAND - 8.8%
ABB Ltd.	691	18,280
Julius Baer Group Ltd.	281	13,484
Nestle SA	222	16,271
Novartis AG	164	13,163
Roche Holding AG	88	24,716
Syngenta AG	37	14,898

	Shares/Par (p)	Value
UBS AG	393	7,521

		108,333

TAIWAN - 1.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	4,159	14,687

TURKEY - 0.8%
Akbank T.A.S.	2,995	9,346

UNITED KINGDOM - 19.3%
Aberdeen Asset Management Plc	1,794	14,916
British American Tobacco Plc	446	23,938
British Sky Broadcasting Group Plc	1,533	21,421
Centrica Plc	2,011	11,596
Compass Group Plc	1,793	28,785
Imperial Tobacco Group Plc	422	16,353
Informa Plc	1,160	11,040
Kingfisher Plc	1,803	11,510
Next Plc	107	9,664
Reed Elsevier Plc	2,282	34,036
Shire Plc	328	15,469
Smith & Nephew Plc	1,040	14,856
WPP Plc	1,054	24,133

		237,717

Total Common Stocks (cost $901,317)		1,137,235

PREFERRED STOCKS - 1.2%

GERMANY - 1.2%
Volkswagen AG	53	14,867

Total Preferred Stocks (cost $9,315)		14,867

SHORT TERM INVESTMENTS - 7.6%

Investment Companies - 6.0%
JNL Money Market Fund, 0.01% (a) (h)	74,016	74,016

Securities Lending Collateral - 1.6%
Securities Lending Cash Collateral Fund LLC, 0.22% (a) (h)	19,878	19,878

Total Short Term Investments (cost $93,894)		93,894

Total Investments - 101.3% (cost $1,004,526)		1,245,996
Other Assets and Liabilities, Net - (1.3%)		(16,080)

Total Net Assets - 100.0%		$1,229,916

JNL/Invesco Large Cap Growth Fund

COMMON STOCKS - 98.5%

CONSUMER DISCRETIONARY - 23.7%
Amazon.com Inc. (c)	60	$24,101
CBS Corp. - Class B	177	11,269
Comcast Corp. - Class A	146	7,580
DIRECTV (c)	104	7,177
DISH Network Corp. - Class A (c)	808	46,796
Dollar General Corp. (c)	157	9,444
Gap Inc.	173	6,775
General Motors Co. (c)	409	16,702
Las Vegas Sands Corp.	132	10,382
Lowe’s Cos. Inc.	521	25,794
Michael Kors Holdings Ltd. (c)	130	10,578
Priceline.com Inc. (c)	18	21,053
PVH Corp.	48	6,590
Sirius XM Holdings Inc (c)	1,906	6,652
Time Warner Cable Inc.	74	9,979
TripAdvisor Inc. (c)	50	4,138
Walt Disney Co.	74	5,642

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
Whirlpool Corp.	65	10,234

		240,886

CONSUMER STAPLES - 4.1%
Anheuser-Busch InBev NV - ADR	105	11,176
CVS Caremark Corp.	115	8,266
Mondelez International Inc. - Class A	623	22,002

		41,444

ENERGY - 4.3%
Anadarko Petroleum Corp.	92	7,290
Phillips 66	104	8,054
Pioneer Natural Resources Co.	24	4,373
Schlumberger Ltd.	133	12,011
Weatherford International Ltd. (c)	761	11,787

		43,515

FINANCIALS - 6.0%
American Tower Corp.	145	11,579
Aon Plc - Class A	167	13,972
Citigroup Inc.	367	19,149
CME Group Inc.	74	5,800
JPMorgan Chase & Co.	184	10,743

		61,243

HEALTH CARE - 14.1%
Actavis plc (c)	47	7,946
Alkermes Plc (c)	122	4,962
Amgen Inc.	111	12,642
Biogen Idec Inc. (c)	28	7,741
Bristol-Myers Squibb Co.	142	7,549
Celgene Corp. (c)	163	27,551
Gilead Sciences Inc. (c)	610	45,815
HCA Holdings Inc. (c)	188	8,986
Johnson & Johnson	46	4,176
Pfizer Inc.	297	9,092
Thermo Fisher Scientific Inc.	62	6,958

		143,418

INDUSTRIALS - 11.1%
B/E Aerospace Inc. (c)	90	7,872
Fastenal Co. (e)	102	4,853
Flowserve Corp.	123	9,731
Fluor Corp.	107	8,612
Foster Wheeler AG (c)	323	10,660
Honeywell International Inc.	157	14,346
Ingersoll-Rand Plc	133	8,214
Jacobs Engineering Group Inc. (c)	156	9,857
JB Hunt Transport Services Inc.	93	7,181
Precision Castparts Corp.	47	12,775
Roper Industries Inc.	67	9,262
United Technologies Corp.	85	9,685

		113,048

INFORMATION TECHNOLOGY - 30.0%
3D Systems Corp. (c) (e)	30	2,779
Altera Corp.	320	10,397
Apple Inc.	106	59,543
Applied Materials Inc.	523	9,252
Baidu.com - ADR (c)	23	4,125
Cognizant Technology Solutions Corp. - Class A (c)	93	9,360
eBay Inc. (c)	56	3,065
Electronic Arts Inc. (c)	131	3,010
F5 Networks Inc. (c)	112	10,198
Facebook Inc. - Class A (c)	918	50,152
Google Inc. - Class A (c)	48	53,837
LinkedIn Corp. - Class A (c)	29	6,312
MasterCard Inc.	15	12,767

	Shares/Par (p)	Value
Microsoft Corp.	383	14,332
QUALCOMM Inc.	253	18,749
Salesforce.com Inc. (c)	341	18,843
Twitter Inc (c) (e)	32	2,040
Visa Inc. - Class A	56	12,422
VMware Inc. - Class A (c) (e)	44	3,974

		305,157

MATERIALS - 0.8%
Monsanto Co.	69	8,094

TELECOMMUNICATION SERVICES - 4.4%
Sprint Corp. (c)	4,214	45,300

Total Common Stocks (cost $771,824)		1,002,105

SHORT TERM INVESTMENTS - 4.0%

Investment Companies - 2.8%
JNL Money Market Fund, 0.01% (a) (h)	28,550	28,550

Securities Lending Collateral - 1.2%
Securities Lending Cash Collateral Fund LLC, 0.22% (a) (h)	12,439	12,439

Total Short Term Investments (cost $40,989)		40,989

Total Investments - 102.5% (cost $812,813)		1,043,094
Other Assets and Liabilities, Net - (2.5%)		(25,567)

Total Net Assets - 100.0%		$1,017,527

JNL/Invesco Small Cap Growth Fund

COMMON STOCKS - 98.5%

CONSUMER DISCRETIONARY - 15.3%
Brunswick Corp.	113	$5,204
Cheesecake Factory Inc.	108	5,232
Choice Hotels International Inc. (e)	83	4,077
Domino’s Pizza Inc.	110	7,634
DSW Inc. - Class A	154	6,584
Ethan Allen Interiors Inc.	134	4,064
Group 1 Automotive Inc.	73	5,169
HomeAway Inc. (c) (e)	154	6,293
Jack in the Box Inc. (c)	149	7,447
Life Time Fitness Inc. (c)	99	4,668
Monro Muffler Brake Inc. (e)	96	5,408
Penn National Gaming Inc. (c)	123	1,764
Pool Corp.	122	7,068
Sinclair Broadcast Group Inc. - Class A	176	6,306
Steven Madden Ltd. (c)	120	4,379
Tenneco Inc. (c)	137	7,739
Tractor Supply Co.	98	7,614
TRW Automotive Holdings Corp. (c)	71	5,274
Vitamin Shoppe Inc. (c)	70	3,619
WABCO Holdings Inc. (c)	66	6,156

		111,699

CONSUMER STAPLES - 1.5%
B&G Foods Inc.	140	4,756
Lancaster Colony Corp.	68	5,998

		10,754

ENERGY - 5.7%
Atwood Oceanics Inc. (c)	83	4,448
Dresser-Rand Group Inc. (c)	82	4,864
Dril-Quip Inc. (c)	60	6,597
Energen Corp.	80	5,683
Oasis Petroleum Inc. (c)	142	6,685

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
Patterson-UTI Energy Inc.	217	5,491
Resolute Energy Corp. (c) (e)	280	2,532
Ultra Petroleum Corp. (c) (e)	252	5,453

		41,753

FINANCIALS - 9.3%
Affiliated Managers Group Inc. (c)	38	8,208
American Equity Investment Life Holding Co.	241	6,355
Brown & Brown Inc.	135	4,241
East West Bancorp Inc.	176	6,160
Gaming and Leisure Properties Inc. (c) (e)	123	6,260
Greenhill & Co. Inc.	73	4,241
Prosperity Bancshares Inc.	93	5,904
SEI Investments Co.	178	6,197
Stifel Financial Corp. (c)	157	7,519
SVB Financial Group (c)	67	6,994
UMB Financial Corp.	93	5,972

		68,051

HEALTH CARE - 17.5%
Acorda Therapeutics Inc. (c)	100	2,931
BioMarin Pharmaceutical Inc. (c)	74	5,231
Chemed Corp. (e)	71	5,465
Health Management Associates Inc. - Class A (c)	357	4,672
HealthSouth Corp.	167	5,568
HMS Holdings Corp. (c)	112	2,537
Incyte Corp. (c)	216	10,917
Insulet Corp. (c)	134	4,957
Jazz Pharmaceuticals Plc (c)	79	9,968
Masimo Corp. (c)	149	4,353
MEDNAX Inc. (c)	103	5,522
Meridian Bioscience Inc. (e)	118	3,135
NuVasive Inc. (c)	154	4,986
PAREXEL International Corp. (c)	112	5,055
PerkinElmer Inc.	116	4,780
Salix Pharmaceuticals Ltd. (c)	84	7,555
Seattle Genetics Inc. (c) (e)	125	4,974
Sirona Dental Systems Inc. (c)	59	4,154
STERIS Corp.	121	5,817
Techne Corp.	62	5,872
Thoratec Corp. (c)	115	4,209
United Therapeutics Corp. (c)	79	8,912
VCA Antech Inc. (c)	203	6,382

		127,952

INDUSTRIALS - 16.7%
Acuity Brands Inc.	67	7,285
AO Smith Corp.	152	8,217
Corrections Corp. of America	178	5,694
Crane Co.	84	5,635
Forward Air Corp.	108	4,744
Hexcel Corp. (c)	124	5,539
HUB Group Inc. - Class A (c)	127	5,072
ITT Corp.	172	7,488
Kirby Corp. (c)	70	6,915
Lincoln Electric Holdings Inc.	105	7,495
Lindsay Corp. (e)	60	4,974
MasTec Inc. (c)	158	5,178
Pitney Bowes Inc.	286	6,674
Steelcase Inc. - Class A	333	5,274
Swift Transporation Co. - Class A (c) (e)	286	6,344
Tetra Tech Inc. (c)	176	4,934
TransDigm Group Inc.	29	4,722
Wabtec Corp.	111	8,256
Watsco Inc.	59	5,634
WESCO International Inc. (c)	70	6,358

		122,432

	Shares/Par (p)	Value
INFORMATION TECHNOLOGY - 24.2%
Alliance Data Systems Corp. (c) (e)	26	6,896
Ansys Inc. (c)	69	5,978
Arris Group Inc. (c)	254	6,198
Aspen Technology Inc. (c)	252	10,549
Cadence Design Systems Inc. (c)	322	4,509
Cognex Corp.	191	7,283
CommVault Systems Inc. (c)	67	4,989
CoStar Group Inc. (c)	57	10,537
Cray Inc. (c)	208	5,718
Dealertrack Technologies Inc. (c)	136	6,540
EPAM Systems Inc. (c)	20	707
FireEye Inc. (c) (e)	13	558
Informatica Corp. (c)	164	6,819
Interactive Intelligence Group (c)	99	6,687
IPG Photonics Corp. (c) (e)	59	4,572
Littelfuse Inc.	73	6,768
Manhattan Associates Inc. (c)	115	13,484
Mentor Graphics Corp.	249	6,000
MICROS Systems Inc. (c)	94	5,406
MicroStrategy Inc. (c)	30	3,726
MKS Instruments Inc.	126	3,783
National Instruments Corp.	148	4,746
OpenTable Inc. (c) (e)	67	5,345
Power Integrations Inc.	112	6,238
QLIK Technologies Inc. (c)	145	3,850
Semtech Corp. (c)	146	3,686
Silicon Laboratories Inc. (c)	97	4,207
SolarWinds Inc. (c)	95	3,601
SYNNEX Corp. (c)	106	7,172
Teradyne Inc. (c)	247	4,357
ValueClick Inc. (c)	267	6,244

		177,153

MATERIALS - 3.6%
Berry Plastics Group Inc. (c)	228	5,430
Carpenter Technology Corp.	81	5,017
Martin Marietta Materials Inc.	45	4,504
PolyOne Corp.	185	6,536
Rockwood Holdings Inc.	72	5,161

		26,648

TELECOMMUNICATION SERVICES - 1.2%
SBA Communications Corp. (c)	97	8,744

UTILITIES - 0.7%
ITC Holdings Corp.	56	5,370

Total Common Stocks (cost $525,744)		700,556

SHORT TERM INVESTMENTS - 9.8%

Investment Companies - 4.1%
JNL Money Market Fund, 0.01% (a) (h)	30,008	30,008

Securities Lending Collateral - 5.7%
Securities Lending Cash Collateral Fund LLC, 0.22% (a) (h)	42,165	42,165

Total Short Term Investments (cost $72,173)		72,173

Total Investments - 105.5% (cost $597,917)		772,729
Other Assets and Liabilities, Net - (5.5%)		(40,494)

Total Net Assets - 100.0%		$732,235

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
JNL/Ivy Asset Strategy Fund (b)

COMMON STOCKS - 74.4%

CONSUMER DISCRETIONARY - 31.8%
Amazon.com Inc. (c)	22	$8,734
Bayerische Motoren Werke AG	220	25,847
British Sky Broadcasting Group Plc	462	6,451
CBS Corp. - Class B	1,175	74,885
Comcast Corp. - Class A	309	16,062
Continental AG	99	21,771
Daimler AG	129	11,187
Delta Topco Ltd. (c) (f) (q)	59,271	37,612
Dynam Japan Holdings Co. Ltd.	2,110	7,401
Fuji Heavy Industries Ltd.	608	17,465
Galaxy Entertainment Group Ltd. (c)	20,351	183,225
Hyundai Motor Co.	172	38,508
Legend Pictures LLC (c) (f) (q) (x)	15	31,168
Media Group Holdings LLC (c) (f) (q) (x)	31	69,993
Omnicom Group Inc.	22	1,636
Panasonic Corp.	3,054	35,602
Prada SpA (e)	1,310	11,706
Renault SA	104	8,362
Sands China Ltd.	17,426	142,812
Sony Corp. (e)	1,944	33,515
Starwood Hotels & Resorts Worldwide Inc.	440	34,950
Time Warner Cable Inc.	46	6,192
Toyota Motor Corp.	345	21,036
Twenty-First Century Fox Inc. - Class A	731	25,724
Wynn Resorts Ltd. (o)	510	99,096

		970,940

CONSUMER STAPLES - 1.5%
Anheuser-Busch InBev NV - ADR	85	9,038
Philip Morris International Inc.	405	35,279

		44,317

ENERGY - 4.2%
ConocoPhillips	454	32,096
Occidental Petroleum Corp.	205	19,486
Phillips 66	553	42,634
Plains GP Holdings LP - Class A (c)	1,242	33,238

		127,454

FINANCIALS - 16.7%
ACE Ltd.	28	2,930
AIA Group Ltd.	17,278	86,968
Allstate Corp.	26	1,424
American International Group Inc.	520	26,536
Apollo Global Management LLC - Class A	441	13,943
AXA SA	726	20,209
Blackstone Group LP	1,069	33,680
BNP Paribas	62	4,797
Chuo Mitsui Trust Holdings Inc.	6,136	32,467
Citigroup Inc.	145	7,540
Goldman Sachs Group Inc.	134	23,717
ING Groep NV - CVA (c)	844	11,787
KKR & Co. LP	1,043	25,389
MetLife Inc.	512	27,602
Mitsubishi UFJ Financial Group Inc.	5,281	35,063
Mizuho Financial Group Inc.	17,276	37,507
Nomura Holdings Inc.	3,704	28,623
Sumitomo Mitsui Financial Group Inc.	673	34,972
Swiss Re AG	194	17,875
TCS Group Holding Plc - GDR (c) (e) (r)	424	6,334
Wells Fargo & Co.	318	14,428
Zurich Financial Services AG	55	15,925

		509,716

	Shares/Par (p)	Value
HEALTH CARE - 2.5%
Abbott Laboratories	112	4,308
Amgen Inc.	107	12,215
AstraZeneca Plc	111	6,585
Biogen Idec Inc. (c)	23	6,434
Gilead Sciences Inc. (c)	144	10,837
Pfizer Inc.	912	27,926
Roche Holding AG	27	7,423

		75,728

INDUSTRIALS - 3.3%
Boeing Co.	68	9,281
Central Japan Railway Co.	94	11,078
European Aeronautic Defence & Space Co. NV	265	20,306
Hutchison Whampoa Ltd.	1,052	14,334
Japan Airlines Co. Ltd.	203	10,004
KION Group AG (c)	52	2,218
Nielsen Holdings NV	748	34,335

		101,556

INFORMATION TECHNOLOGY - 12.9%
Accenture Plc - Class A	94	7,729
Activision Blizzard Inc.	589	10,495
Adobe Systems Inc. (c)	80	4,796
Apple Inc.	54	30,216
Applied Materials Inc.	1,099	19,448
ASML Holding NV	230	21,524
Canon Inc. (e)	875	27,933
Cisco Systems Inc. (o)	2,450	54,998
Cognizant Technology Solutions Corp. - Class A (c)	334	33,715
FUJIFILM Holdings Corp.	334	9,469
Hitachi Ltd.	4,020	30,480
International Business Machines Corp. (e)	45	8,422
Intuit Inc.	409	31,207
Microsoft Corp.	478	17,873
Oracle Corp.	397	15,181
Ricoh Co. Ltd.	455	4,839
Samsung Electronics Co. Ltd.	6	7,558
Tencent Holdings Ltd.	595	38,083
Texas Instruments Inc.	459	20,155

		394,121

MATERIALS - 1.0%
Dow Chemical Co.	402	17,826
LyondellBasell Industries NV - Class A	152	12,235

		30,061

TELECOMMUNICATION SERVICES - 0.5%
NTT DoCoMo Inc.	1,012	16,671

Total Common Stocks (cost $1,724,975)		2,270,564

PURCHASED OPTIONS - 0.1%
Apple Inc. Call Option, Strike Price 575, Expiration 01/18/14, GSC	266	154
Applied Materials Inc. Call Option, Strike Price 19, Expiration 01/18/14, BCL	1,528	5
Cisco Systems Inc. Call Option, Strike Price 22, Expiration 01/18/14, DUB	3,516	176
FTSE 100 Index Call Option, Strike Price GBP 6,650, Expiration 03/21/14, BCL	424	1,225
FTSE 100 Index Call Option, Strike Price GBP 6,700, Expiration 06/20/14, BCL	424	1,408
iShares FTSE China 25 Index Call Option, Strike Price 42, Expiration 01/18/14, BCL	3,512	7

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
Nikkei 225 Index Call Option, Strike Price JPY 15,500, Expiration 01/10/14, CIT	129	986

Total Purchased Options (cost $2,634)		3,961

CORPORATE BONDS AND NOTES - 2.6%

CONSUMER DISCRETIONARY - 2.6%
Delta Topco Ltd., 10.00%, 11/24/16 (f) (q) (y)	$49,006	49,006
Legendary Pictures Funding LLC, 8.00%, 03/15/18 (f) (q)	28,500	28,500

Total Corporate Bonds and Notes (cost $78,075)		77,506

PRECIOUS METALS - 7.2%
Gold Bullion	181,738	218,876

Total Precious Metals (cost $229,982)		218,876

SHORT TERM INVESTMENTS - 15.9%

Certificates of Deposit - 0.3%
Banco del Estado de Chile, 0.20%, 03/03/14	$10,000	10,000

Commercial Paper - 12.5%
Air Liquide US LLC, 0.10%, 01/24/14 (r)	10,000	9,999
Air Products & Chemicals Inc., 0.11%, 02/19/14 (r)	5,000	4,999
American Honda Finance Corp., 0.12%, 03/04/14	10,000	9,998
Anheuser-Busch InBev Worldwide Inc., 0.19%, 02/14/14 (r)	13,000	12,997
Bank of Nova Scotia, 0.19%, 03/26/14	7,000	6,997
Chevron Corp.
0.08%, 02/24/14 (r)	11,000	10,997
0.11%, 03/11/14 (r)	12,000	11,996
Coca-Cola Co., 0.10%, 03/11/14 (r)	10,000	9,998
Corp. Andina de Fomento, 0.12%, 01/22/14 (r)	10,000	9,999
Danaher Corp., 0.09%, 01/16/14 (r)	20,000	19,999
Diageo Capital Plc, 0.20%, 01/02/14 (r)	5,353	5,353
Emerson Electric Co., 0.11%, 02/24/14 (r)	10,000	9,998
Enbridge US Inc.
0.28%, 01/16/14 (r)	10,000	9,999
0.28%, 01/21/14 (r)	10,000	9,998
Exxon Mobil Corp.
0.01%, 01/02/14	1,000	1,000
0.02%, 01/03/14	3,542	3,542
GlaxoSmithKline Plc, 0.11%, 01/10/14 (r)	10,000	10,000
Google Inc., 0.09%, 03/04/14 (r)	10,000	9,999
Harley-Davidson Financial Services Inc., 0.15%, 01/08/14 (r)	5,000	5,000
IBM Corp., 0.05%, 01/16/14 (r)	10,000	10,000
Illinois Tool Works Inc.
0.11%, 01/21/14 (r)	10,000	9,999
0.09%, 02/05/14 (r)	10,000	9,999
0.07%, 02/10/14 (r)	9,104	9,103
John Deere Capital Corp.
0.10%, 01/10/14 (r)	10,000	10,000
0.09%, 01/16/14 (r)	25,000	24,999
Medtronic Inc., 0.10%, 03/04/14 (r)	7,000	6,999
Merck & Co. Inc., 0.05%, 01/15/14 (r)	10,000	10,000
Nestle Finance International Ltd.
0.07%, 01/13/14	10,000	10,000
0.09%, 02/13/14	20,000	19,998
PACCAR Financial Corp., 0.07%, 01/16/14	10,000	10,000
Pfizer Inc.
0.10%, 03/10/14 (r)	5,000	4,999
0.11%, 03/12/14 (r)	20,000	19,997
Shell International Finance BV
0.06%, 01/15/14 (r)	12,000	12,000
0.07%, 01/21/14 (r)	10,000	10,000

	Shares/Par (p)	Value
Sysco Corp., 0.17%, 01/10/14 (r)	10,000	10,000
Toronto Dominion Holdings Inc., 0.12%, 02/04/14 (r)	14,000	13,998
Wal-Mart Stores Inc., 0.06%, 01/06/14 (r)	7,000	7,000

		381,959

Federal Home Loan Bank - 0.3% (w)
Federal Home Loan Bank, 0.11%, 03/21/14	10,000	9,999

Investment Companies - 1.5%
JNL Money Market Fund, 0.01% (a) (h)	31,802	31,802
JPMorgan U.S. Treasury Plus Money Market Fund, 0.00% (h)	12,277	12,277

		44,079

Securities Lending Collateral - 1.3%
Securities Lending Cash Collateral Fund LLC, 0.22% (a) (h)	38,413	38,413

Total Short Term Investments (cost $484,450)		484,450

Total Investments - 100.2% (cost $2,520,116)		3,055,357
Other Assets and Liabilities, Net - (0.2%)		(4,691)

Total Net Assets - 100.0%		$3,050,666

JNL/JPMorgan International Value Fund

COMMON STOCKS - 97.0%

AUSTRALIA - 2.0%
Australia & New Zealand Banking Group Ltd.	361	$10,419
Goodman Group	796	3,374

		13,793

BELGIUM - 1.4%
Solvay SA	58	9,199

BRAZIL - 0.5%
Companhia Energetica de Minas Gerais - ADR (e)	442	3,442

CANADA - 0.4%
First Quantum Minerals Ltd.	166	2,998

CHINA - 2.5%
China Construction Bank Corp. - Class H	7,654	5,795
China Overseas Land & Investment Ltd. (e)	1,778	5,019
China Shenhua Energy Co. Ltd. - Class H	1,803	5,704

		16,518

DENMARK - 1.1%
Danske Bank A/S (c)	314	7,203

FINLAND - 1.2%
UPM-Kymmene Oyj	469	7,948

FRANCE - 13.6%
AXA SA	520	14,489
BNP Paribas	222	17,322
Cie de Saint-Gobain	214	11,790
Electricite de France SA	181	6,397
GDF Suez	220	5,183
Lafarge SA	109	8,188
Publicis Groupe SA	60	5,500
Schneider Electric SA	89	7,739
Societe Generale	58	3,373
Sodexo SA	81	8,256
Suez Environnement SA	202	3,621

		91,858

GERMANY - 10.0%
Allianz SE	45	8,068

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
BASF SE	109	11,591
Bayer AG	111	15,613
Daimler AG	142	12,342
Deutsche Telekom AG	717	12,357
Metro AG	149	7,224

		67,195

HONG KONG - 2.2%
Hutchison Whampoa Ltd.	719	9,797
Wharf Holdings Ltd.	623	4,772

		14,569

INDIA - 0.7%
ICICI Bank Ltd. - ADR	134	4,963

ITALY - 3.2%
Assicurazioni Generali SpA	142	3,343
ENI SpA	572	13,827
UniCredit SpA	606	4,473

		21,643

JAPAN - 22.5%
Bridgestone Corp.	154	5,850
Daiwa House Industry Co. Ltd.	354	6,859
East Japan Railway Co.	95	7,599
Hitachi Ltd.	1,577	11,957
Honda Motor Co. Ltd.	222	9,164
Japan Tobacco Inc.	251	8,167
Kawasaki Heavy Industries Ltd.	1,413	5,934
KDDI Corp.	105	6,482
Mitsubishi UFJ Financial Group Inc.	2,480	16,466
Mitsui Fudosan Co. Ltd.	116	4,184
Nitto Denko Corp.	96	4,072
Nomura Holdings Inc.	844	6,519
ORIX Corp.	688	12,093
Ricoh Co. Ltd.	416	4,424
Seven & I Holdings Co. Ltd.	222	8,847
Sumitomo Electric Industries Ltd.	420	7,024
Sumitomo Mitsui Financial Group Inc.	242	12,590
Toyota Motor Corp.	138	8,433
Yamato Holdings Co. Ltd.	255	5,165

		151,829

NETHERLANDS - 5.4%
ASML Holding NV	36	3,361
European Aeronautic Defence & Space Co. NV	100	7,687
ING Groep NV - CVA (c)	509	7,109
Royal Dutch Shell Plc - Class A	500	17,915

		36,072

NORWAY - 0.9%
Telenor ASA	256	6,106

SOUTH KOREA - 0.9%
Samsung Electronics Co. Ltd.	5	6,401

SPAIN - 1.1%
Repsol SA (e)	305	7,692

SWEDEN - 3.1%
Electrolux AB	241	6,296
Nordea Bank AB	505	6,807
Telefonaktiebolaget LM Ericsson - Class B	647	7,900

		21,003

SWITZERLAND - 6.2%
Novartis AG	164	13,110
Roche Holding AG	24	6,751
Swiss Re AG	189	17,383
UBS AG	236	4,510

		41,754

	Shares/Par (p)	Value
UNITED KINGDOM - 18.1%
AstraZeneca Plc	116	6,910
Barclays Plc	1,725	7,801
BG Group Plc	386	8,308
BP Plc	995	8,066
Centrica Plc	603	3,477
HSBC Holdings Plc	2,088	22,910
InterContinental Hotels Group Plc	278	9,288
Kingfisher Plc	847	5,406
Pearson Plc	256	5,701
Rio Tinto Plc	179	10,130
SABMiller Plc	102	5,225
Tullow Oil Plc	245	3,475
Vodafone Group Plc	6,469	25,471

		122,168

Total Common Stocks (cost $542,813)		654,354

PREFERRED STOCKS - 1.3%

GERMANY - 1.3%
Volkswagen AG	32	9,017

Total Preferred Stocks (cost $6,523)		9,017

RIGHTS - 0.0%

SPAIN - 0.0%
Repsol SA (c) (e)	305	208

Total Rights (cost $204)		208

SHORT TERM INVESTMENTS - 3.8%

Investment Companies - 1.6%
JNL Money Market Fund, 0.01% (a) (h)	10,487	10,487

Securities Lending Collateral - 2.2%
Securities Lending Cash Collateral Fund LLC, 0.22% (a) (h)	14,455	14,455

Total Short Term Investments (cost $24,942)		24,942

Total Investments - 102.1% (cost $574,482)		688,521
Other Assets and Liabilities, Net - (2.1%)		(14,201)

Total Net Assets - 100.0%		$674,320

JNL/JPMorgan MidCap Growth Fund

COMMON STOCKS - 96.7%

CONSUMER DISCRETIONARY - 24.2%
Advance Auto Parts Inc.	118	$13,016
BorgWarner Inc.	230	12,859
Chipotle Mexican Grill Inc. - Class A (c)	13	7,086
Discovery Communications Inc. - Class A (c)	166	14,965
GameStop Corp. - Class A (e)	349	17,197
Harley-Davidson Inc.	485	33,602
Hilton Worldwide Holdings Inc. (c)	460	10,237
Lululemon Athletica Inc. (c) (e)	221	13,040
Michael Kors Holdings Ltd. (c)	272	22,116
Mohawk Industries Inc. (c)	119	17,764
Netflix Inc. (c)	44	16,347
Norwegian Cruise Line Holdings Ltd. (c)	346	12,273
O’Reilly Automotive Inc. (c)	118	15,226
Panera Bread Co. - Class A (c)	53	9,329
Ross Stores Inc.	210	15,720
Signet Jewelers Ltd.	201	15,850
Tesla Motors Inc. (c) (e)	69	10,436
Under Armour Inc. - Class A (c) (e)	100	8,730

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
Urban Outfitters Inc. (c)	254	9,438
WABCO Holdings Inc. (c)	112	10,481
Williams-Sonoma Inc.	212	12,344
Wynn Resorts Ltd.	70	13,575

		311,631

ENERGY - 4.7%
Antero Resources Corp. (c)	129	8,190
Cabot Oil & Gas Corp. - Class A	409	15,864
Concho Resources Inc. (c)	133	14,407
Frank’s International NV	367	9,920
Plains All American Pipeline LP	234	12,104

		60,485

FINANCIALS - 11.8%
Affiliated Managers Group Inc. (c)	102	22,187
Aon Plc - Class A	193	16,157
Axis Capital Holdings Ltd.	200	9,500
Blackstone Group LP	445	14,021
CBRE Group Inc. - Class A (c)	667	17,539
East West Bancorp Inc.	375	13,096
Lazard Ltd. - Class A	248	11,222
Moody’s Corp.	281	22,011
Signature Bank (c)	122	13,116
TD Ameritrade Holding Corp.	414	12,697

		151,546

HEALTH CARE - 13.8%
Actavis plc (c)	108	18,161
Agilent Technologies Inc.	371	21,217
Alexion Pharmaceuticals Inc. (c)	117	15,555
Brookdale Senior Living Inc. (c)	417	11,326
Bruker Corp. (c)	425	8,396
Envision Healthcare Holdings Inc. (c)	316	11,239
Humana Inc.	140	14,451
Illumina Inc. (c) (e)	204	22,511
Jazz Pharmaceuticals Plc (c)	52	6,530
Premier Inc. - Class A (c)	254	9,333
Sirona Dental Systems Inc. (c)	188	13,212
Valeant Pharmaceuticals International Inc. (c)	113	13,231
Vertex Pharmaceuticals Inc. (c)	168	12,445

		177,607

INDUSTRIALS - 21.2%
Acuity Brands Inc.	184	20,104
Air Lease Corp. - Class A	395	12,283
Canadian Pacific Railway Ltd.	88	13,271
Carlisle Cos. Inc.	224	17,786
Delta Air Lines Inc.	636	17,482
DigitalGlobe Inc. (c)	145	5,952
Flowserve Corp.	298	23,483
Fluor Corp.	159	12,774
Fortune Brands Home & Security Inc.	409	18,673
Generac Holdings Inc.	264	14,936
HD Supply Holdings Inc (c)	486	11,657
Hertz Global Holdings Inc. (c)	659	18,849
JB Hunt Transport Services Inc.	136	10,490
Kirby Corp. (c)	161	15,930
MSC Industrial Direct Co. - Class A	145	11,758
Pall Corp.	264	22,541
Stericycle Inc. (c)	133	15,481
Towers Watson & Co.	80	10,170

		273,620

INFORMATION TECHNOLOGY - 18.9%
3D Systems Corp. (c) (e)	78	7,258
Alliance Data Systems Corp. (c) (e)	98	25,872
Amphenol Corp. - Class A	226	20,190
Applied Materials Inc.	1,099	19,447

	Shares/Par (p)	Value
Aruba Networks Inc. (c)	332	5,943
Avago Technologies Ltd.	346	18,273
Ciena Corp. (c) (e)	422	10,098
CommVault Systems Inc. (c)	28	2,082
CoreLogic Inc. (c)	315	11,185
FleetCor Technologies Inc. (c)	131	15,338
Guidewire Software Inc. (c)	134	6,566
KLA-Tencor Corp.	219	14,117
LinkedIn Corp. - Class A (c)	54	11,774
Palo Alto Networks Inc. (c)	179	10,270
Red Hat Inc. (c)	218	12,211
ServiceNow Inc. (c)	168	9,421
Splunk Inc. (c)	125	8,556
Tableau Software Inc. - Class A (c)	94	6,479
Workday Inc. - Class A (c) (e)	162	13,464
Xilinx Inc.	341	15,663

		244,207

MATERIALS - 2.1%
PPG Industries Inc.	68	12,802
Sherwin-Williams Co.	79	14,497

		27,299

Total Common Stocks (cost $999,301)		1,246,395

SHORT TERM INVESTMENTS - 6.7%

Investment Companies - 2.7%
JNL Money Market Fund, 0.01% (a) (h)	34,575	34,575

Securities Lending Collateral - 4.0%
Securities Lending Cash Collateral Fund LLC, 0.22% (a) (h)	51,646	51,646

Total Short Term Investments (cost $86,221)		86,221

Total Investments - 103.4% (cost $1,085,522)		1,332,616
Other Assets and Liabilities, Net - (3.4%)		(44,228)

Total Net Assets - 100.0%		$1,288,388

JNL/Lazard Emerging Markets Fund

COMMON STOCKS - 99.1%

ARGENTINA - 1.6%
YPF SA - ADR - Class D (e)	720	$23,730

BRAZIL - 13.7%
AMBEV SA - ADR	2,048	15,053
Banco Bradesco SA - ADR	221	2,771
Banco do Brasil SA	4,703	48,635
BB Seguridade Participacoes SA	1,942	20,171
CCR SA	1,654	12,455
Cielo SA	1,327	36,931
Cielo SA - ADR (e)	273	7,635
Cyrela Brazil Realty SA	494	3,015
Estacio Participacoes SA	676	5,844
Natura Cosmeticos SA	743	13,029
Petroleo Brasileiro SA - ADR	234	3,439
Souza Cruz SA	1,203	12,299
Vale SA - ADR (e)	878	13,387
Vale SA - ADR Preferred	261	3,660
Via Varejo SA (c)	1,030	10,982

		209,306

CHINA - 12.3%
AAC Technologies Holdings Inc. (e)	455	2,211
Agricultural Bank of China - Class H	11,564	5,704
Baidu.com - ADR - Class A (c)	185	32,885

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
Changsha Zoomlion Heavy Industry Science and Technology Development Co. Ltd. - Class H (e)	2,783	2,608
China Construction Bank Corp. - Class H	60,032	45,451
China Mobile Ltd. - ADR (e)	585	30,602
China State Construction International Holdings Ltd. (e)	3,286	5,906
CNOOC Ltd.	10,446	19,427
Huabao International Holdings Ltd. (e)	14,887	8,253
NetEase.com - ADR (e)	214	16,852
Ping an Insurance Group Co. of China Ltd. - Class H (e)	727	6,532
Weichai Power Co. Ltd. - Class H (e)	2,039	8,247
Zhuzhou CSR Times Electric Co. Ltd. - Class H	584	2,107

		186,785

COLOMBIA - 2.6%
BanColombia SA - ADR	54	2,622
Pacific Rubiales Energy Corp. (e)	2,178	37,612

		40,234

EGYPT - 0.9%
Commercial International Bank Egypt SAE - GDR	3,230	14,539

HONG KONG - 0.3%
Techtronic Industries Co.	1,440	4,102

HUNGARY - 1.3%
OTP Bank Plc (e)	1,046	19,871

INDIA - 5.0%
Axis Bank Ltd.	779	16,431
Bank of India	1,188	4,583
Bharat Heavy Electricals Ltd.	2,443	7,005
ICICI Bank Ltd. - ADR	152	5,631
Jindal Steel & Power Ltd.	1,360	5,752
Punjab National Bank	1,127	11,449
Tata Consultancy Services Ltd.	626	21,992
Tata Motors Ltd. - ADR	123	3,798

		76,641

INDONESIA - 5.3%
Astra International Tbk PT	17,079	9,565
Bank Mandiri Persero Tbk PT	34,086	22,061
Bank Rakyat Indonesia Persero Tbk PT	5,946	3,554
PT Semen Indonesia	6,456	7,528
Tambang Batubara Bukit Asam Tbk PT	671	563
Telekomunikasi Indonesia PT - ADR	725	26,007
United Tractors Tbk PT	7,754	12,136

		81,414

MACAU - 2.1%
Sands China Ltd.	575	4,711
Wynn Macau Ltd.	5,851	26,595

		31,306

MEXICO - 3.2%
Genomma Lab Internacional SAB de CV - Class B (c) (e)	2,238	6,276
Grupo Financiero Banorte SAB de CV	474	3,316
Grupo Mexico SAB de CV	3,358	11,117
Grupo Televisa SAB - GDR	470	14,219
Kimberly-Clark de Mexico SAB de CV	5,021	14,259

		49,187

NETHERLANDS - 1.1%
OCI (c)	368	16,570

PAKISTAN - 1.4%
Oil & Gas Development Co. Ltd.	3,647	9,581

	Shares/Par (p)	Value
Pakistan Petroleum Ltd.	5,541	11,269

		20,850

PERU - 0.2%
Credicorp Ltd.	18	2,429

PHILIPPINES - 1.4%
Philippine Long Distance Telephone Co. - ADR	346	20,803

RUSSIAN FEDERATION - 12.0%
Eurasia Drilling Co. Ltd. - GDR	100	4,512
Gazprom OAO - ADR	3,234	27,716
Globaltrans Investment Plc - GDR	338	5,376
Lukoil OAO - ADR	204	12,770
Magnit OJSC - GDR (r)	144	9,552
MegaFon OAO - GDR (r)	529	17,758
Mobile Telesystems OJSC - ADR	1,617	34,974
NovaTek OAO - GDR	51	6,993
Sberbank of Russia - ADR	4,358	54,986
TMK OAO - GDR	239	2,821
Yandex NV - Class A (c)	123	5,321

		182,779

SOUTH AFRICA - 9.0%
Bidvest Group Ltd.	691	17,714
Exxaro Resources Ltd. (e)	225	3,148
Imperial Holdings Ltd.	549	10,625
Nedbank Group Ltd.	592	11,877
PPC Ltd. (e)	2,228	6,676
Sanlam Ltd.	2,155	10,954
Shoprite Holdings Ltd.	1,194	18,700
Standard Bank Group Ltd.	1,291	15,948
Tiger Brands Ltd.	436	11,101
Truworths International Ltd. (e)	1,315	9,635
Vodacom Group Ltd. (e)	958	12,149
Woolworths Holdings Ltd.	1,185	8,443

		136,970

SOUTH KOREA - 13.6%
Hanwha Life Insurance Co. Ltd.	2,697	19,432
Hyundai Mobis	111	31,009
KB Financial Group Inc.	557	22,526
KT&G Corp.	304	21,485
NHN Entertainment Corp. (c)	—	—
Samsung Electronics Co. Ltd.	41	53,897
Shinhan Financial Group Co. Ltd.	864	38,801
SK Hynix Inc. (c)	307	10,743
Woongjin Coway Co. Ltd.	158	9,947

		207,840

SWEDEN - 0.6%
Oriflame Cosmetics SA - SDR (e)	281	8,643

TAIWAN - 4.4%
Catcher Technology Co. Ltd.	599	3,900
Hon Hai Precision Industry Co. Ltd.	1,416	3,820
Hon Hai Precision Industry Co. Ltd. - GDR	2,471	13,144
MediaTek Inc.	345	5,142
Taiwan Semiconductor Manufacturing Co. Ltd.	2,056	7,260
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (e)	1,959	34,167

		67,433

THAILAND - 1.8%
CP ALL PCL	6,410	8,218
PTT Exploration & Production PCL	1,919	9,745
Siam Cement PCL	772	9,574

		27,537

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
TURKEY - 4.4%
Akbank T.A.S.	2,912	9,087
Aselsan Elektronik Sanayi Ve Ticaret A/S	546	2,196
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	1,976	1,925
KOC Holding A/S	3,901	15,995
KOC Holding A/S - ADR (e)	277	5,700
Turkcell Iletisim Hizmetleri A/S (c)	2,200	11,660
Turkcell Iletisim Hizmetleri A/S - ADR (c)	261	3,481
Turkiye Is Bankasi SA - Class C	7,601	16,456

		66,500

UNITED KINGDOM - 0.6%
British American Tobacco Plc	448	8,768

UNITED STATES OF AMERICA - 0.3%
Freeport-McMoRan Copper & Gold Inc.	121	4,555

Total Common Stocks (cost $1,481,417)		1,508,792

PREFERRED STOCKS - 0.2%

BRAZIL - 0.2%
Marcopolo SA	1,634	3,532

Total Preferred Stocks (cost $4,959)		3,532

SHORT TERM INVESTMENTS - 5.9%

Investment Companies - 0.8%
JNL Money Market Fund, 0.01% (a) (h)	11,937	11,937

Securities Lending Collateral - 5.1%
Securities Lending Cash Collateral Fund LLC, 0.22% (a) (h)	77,680	77,680

Total Short Term Investments (cost $89,617)		89,617

Total Investments - 105.2% (cost $1,575,993)		1,601,941
Other Assets and Liabilities, Net - (5.2%)		(78,543)

Total Net Assets - 100.0%		$1,523,398

JNL/Mellon Capital Emerging Markets Index Fund

COMMON STOCKS - 91.1%

BRAZIL - 6.0%
All America Latina Logistica SA	85	$237
AMBEV SA	871	6,395
Anhanguera Educacional Participacoes SA	70	441
Banco Bradesco SA	112	1,511
Banco do Brasil SA	104	1,070
Banco Santander Brasil SA	176	1,044
BB Seguridade Participacoes SA	110	1,143
BM&F Bovespa SA	345	1,619
BR Malls Participacoes SA	75	545
BR Properties SA	38	300
BRF SA	121	2,526
CCR SA	158	1,186
Centrais Eletricas Brasileiras SA	61	152
CETIP SA - Mercados Organizados	39	401
Cia de Saneamento Basico do Estado de Sao Paulo	63	707
Cia de Saneamento de Minas Gerais	9	147
Cia Hering	27	336
Cia Siderurgica Nacional SA	135	821
Cielo SA	64	1,783
Cosan SA Industria e Comercio	21	349
CPFL Energia SA	40	321
Cyrela Brazil Realty SA	55	335

	Shares/Par (p)	Value
Duratex SA	56	311
EcoRodovias Infraestrutura e Logistica SA	34	211
EDP - Energias do Brasil SA	47	227
Empresa Brasileira de Aeronautica SA	105	837
Estacio Participacoes SA	51	445
Fibria Celulose SA (c)	43	506
Hypermarcas SA	60	450
JBS SA	142	526
Kroton Educacional SA	33	546
Localiza Rent a Car SA	23	326
Lojas Americanas SA	24	140
Lojas Renner SA	25	633
M Dias Branco SA	6	242
MRV Engenharia e Participacoes SA	64	230
Multiplan Empreendimentos Imobiliarios SA	13	281
Natura Cosmeticos SA	30	519
Odontoprev SA	47	195
Petroleo Brasileiro SA	557	3,777
Porto Seguro SA	21	269
Qualicorp SA (c)	39	369
Raia Drogasil SA	40	247
Souza Cruz SA	73	744
Sul America SA	27	168
Tim Participacoes SA	148	775
Totvs SA	25	398
Tractebel Energia SA	30	463
Transmissora Alianca de Energia Eletrica SA	16	123
Ultrapar Participacoes SA	62	1,474
Vale SA	239	3,615
WEG SA	42	560

		42,976

CHILE - 1.5%
AES Gener SA	386	213
Aguas Andinas SA - Class A	479	310
Banco de Chile	3,421	497
Banco de Credito e Inversiones	7	403
Banco Santander Chile	11,794	684
CAP SA	13	249
Cencosud SA	218	786
Cia Cervecerias Unidas SA	29	344
Colbun SA	1,312	299
Corpbanca	22,620	312
E-CL SA	132	170
Empresa Nacional de Electricidad SA	614	914
Empresas CMPC SA	233	571
Empresas COPEC SA	87	1,166
Enersis SA	3,766	1,129
ENTEL Chile SA	20	267
Latam Airlines Group SA	56	878
S.A.C.I. Falabella	131	1,179
Vina Concha y Toro SA	62	116

		10,487

CHINA - 16.9%
Agile Property Holdings Ltd. (e)	270	290
Air China Ltd. - Class H	332	249
Aluminum Corp. of China Ltd. - Class H (c) (e)	648	226
Anhui Conch Cement Co. Ltd. - Class H (e)	232	863
AviChina Industry & Technology Co. Ltd. - Class H	444	259
Bank of China Ltd. - Class H	14,016	6,470
Bank of Communications Co. Ltd. - Class H (e)	1,718	1,216
Beijing Capital International Airport Co. Ltd. - Class H	422	331
Beijing Enterprises Holdings Ltd.	92	914
Beijing Enterprises Water Group Ltd.	648	408
Belle International Holdings Ltd.	877	1,019

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
Brilliance China Automotive Holdings Ltd.	548	895
BYD Co. Ltd. - Class H (c) (e)	95	465
Changsha Zoomlion Heavy Industry Science and Technology Development Co. Ltd. - Class H (e)	207	194
China Agri-Industries Holdings Ltd.	318	159
China Blue Chemical Ltd. - Class H	261	163
China Citic Bank - Class H (e)	1,491	812
China Coal Energy Co. - Class H (e)	737	415
China Communication Services Corp. Ltd. - Class H	410	254
China Communications Constructions Co. Ltd. - Class H	819	663
China Construction Bank Corp. - Class H	13,405	10,149
China COSCO Holdings Co. Ltd. - Class H (c) (e)	566	277
China Everbright International Ltd.	367	493
China Everbright Ltd.	174	276
China Gas Holdings Ltd.	419	617
China International Marine Containers Group Co. Ltd. - Class H	89	191
China Life Insurance Co. Ltd. - Class H	1,393	4,392
China Longyuan Power Group Corp. - Class H	470	606
China Mengniu Dairy Co. Ltd.	247	1,175
China Merchants Bank Co. Ltd. - Class H	831	1,778
China Merchants Holdings International Co. Ltd.	199	727
China Minsheng Banking Corp. Ltd. - Class H (e)	917	1,022
China Mobile Ltd.	1,123	11,697
China National Building Material Co. Ltd. - Class H (e)	530	572
China Oilfield Services Ltd. - Class H	296	922
China Overseas Grand Oceans Group Ltd.	156	149
China Overseas Land & Investment Ltd.	760	2,146
China Pacific Insurance Group Co. Ltd. - Class H	492	1,934
China Petroleum & Chemical Corp. - Class H	4,768	3,912
China Railway Construction Corp. Ltd. - Class H (e)	368	367
China Railway Group Ltd. - Class H	724	375
China Resources Cement Holdings Ltd. (e)	354	238
China Resources Enterprise Ltd.	232	772
China Resources Gas Group Ltd.	170	593
China Resources Land Ltd.	389	968
China Resources Power Holdings Co. Ltd.	357	848
China Shenhua Energy Co. Ltd. - Class H	629	1,989
China Shipping Container Lines Co. Ltd. - Class H (c) (e)	713	186
China State Construction International Holdings Ltd.	310	558
China Taiping Insurance Holdings Co. Ltd. (c)	137	280
China Telecom Corp. Ltd. - Class H	2,558	1,292
China Unicom Hong Kong Ltd. (e)	874	1,314
China Vanke Co. Ltd. - Class B	215	335
Chongqing Changan Automobile Co. Ltd. - Class B (f)	124	245
Chongqing Rural Commercial Bank - Class H (e)	516	251
CITIC Securities Co. Ltd. - Class H (e)	192	526
CNOOC Ltd.	3,325	6,184
Country Garden Holdings Co.	757	459
CSR Corp. Ltd. - Class H	327	269
Datang International Power Generation Co. Ltd. - Class H	466	216
Dongfeng Motor Group Co. Ltd. - Class H	512	804
ENN Energy Holdings Ltd.	132	981
Far East Horizon Ltd.	263	225

	Shares/Par (p)	Value
Fosun International Ltd. (e)	271	270
Franshion Properties China Ltd. (e)	818	286
Golden Eagle Retail Group Ltd. (e)	130	172
Great Wall Motor Co. Ltd. - Class H (e)	193	1,067
Greentown China Holdings Ltd. (e)	110	169
Guangzhou Automobile Group Co. Ltd. - Class H	398	437
Guangzhou R&F Properties Co. Ltd. - Class H	187	274
Haitian International Holdings Ltd.	71	160
Huaneng Power International Inc. - Class H	594	539
Industrial & Commercial Bank of China Ltd. - Class H	13,709	9,296
Inner Mongolia Yitai Coal Co. Ltd. - Class B	212	376
Jiangsu Expressway Co. Ltd. - Class H	205	252
Jiangxi Copper Co. Ltd. - Class H	255	462
PetroChina Co. Ltd. - Class H	3,946	4,331
Ping an Insurance Group Co. of China Ltd. - Class H	353	3,171
Shandong Weigao Group Medical Polymer Co. Ltd.	290	393
Shanghai Electric Group Co. Ltd. - Class H	398	145
Shanghai Industrial Holdings Ltd.	101	370
Shanghai Pharmaceuticals Holding Co. Ltd. - Class H	118	289
Shenzhou International Group Holdings Ltd. (e)	93	350
Sihuan Pharmaceutical Holdings Group Ltd.	433	396
Sinopec Shanghai Petrochemical Co. Ltd. - Class H	480	138
Sinopharm Group Co. Ltd. - Class H (e)	196	563
Soho China Ltd.	330	284
Sun Art Retail Group Ltd. (e)	408	575
Tencent Holdings Ltd.	190	12,152
Tingyi Cayman Islands Holding Corp.	357	1,032
Tsingtao Brewery Co. Ltd. - Class H	70	593
Want Want China Holdings Ltd.	1,102	1,595
Wumart Stores Inc. - Class H	101	164
Yantai Changyu Pioneer Wine Co. Ltd. - Class B	27	88
Yanzhou Coal Mining Co. Ltd. - Class H (e)	402	370
Zhejiang Expressway Co. Ltd. - Class H	222	210
Zhongsheng Group Holdings Ltd.	109	150
Zhuzhou CSR Times Electric Co. Ltd. - Class H	113	408
Zijin Mining Group Co. Ltd. (e)	1,058	228
ZTE Corp. - Class H (c) (e)	112	224

		121,554

COLOMBIA - 0.8%
Almacenes Exito SA	39	612
BanColombia SA	39	475
Cementos Argos SA	68	344
Cemex Latam Holdings SA (c)	29	224
Corp. Financiera Colombiana SA	17	355
Ecopetrol SA	948	1,818
Grupo Argos SA	62	614
Grupo de Inversiones Suramericana SA	44	762
Interconexion Electrica SA	63	296
Isagen SA ESP	177	293

		5,793

CZECH REPUBLIC - 0.2%
CEZ A/S	30	793
Komercni Banka A/S	3	693
Telefonica O2 Czech Republic A/S	19	289

		1,775

EGYPT - 0.2%
Commercial International Bank	170	804
Global Telecom Holding SAE (c)	505	345

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
Talaat Moustafa Group (c)	209	188
Telecom Egypt Co.	68	146

		1,483

GREECE - 0.4%
Alpha Bank AE (c)	270	235
Folli Follie SA (c)	5	170
Hellenic Petroleum SA	13	132
Hellenic Telecommunications Organization SA (c)	44	587
JUMBO SA (c)	17	278
National Bank of Greece SA (c)	59	318
OPAP SA	40	530
Piraeus Bank SA (c)	181	382
Public Power Corp. SA	21	309
Titan Cement Co. SA (c)	9	238

		3,179

HONG KONG - 2.5%
AAC Technologies Holdings Inc. (e)	144	698
Agricultural Bank of China - Class H	3,986	1,966
Anta Sports Products Ltd. (e)	136	169
BBMG Corp. - Class H	182	158
Biostime International Holdings Ltd	29	254
Citic Pacific Ltd. (e)	308	472
COSCO Pacific Ltd.	320	440
Evergrande Real Estate Group Ltd. (e)	1,113	426
Fushan International Energy Group Ltd.	466	164
GCL-Poly Energy Holdings Ltd. (c) (e)	1,547	481
Geely Automobile Holdings Ltd. (e)	1,045	507
GOME Electrical Appliances Holdings Ltd. (e)	1,700	314
Guangdong Investment Ltd. (e)	410	401
Haier Electronics Group Co. Ltd.	139	404
Haitong Securities Co. Ltd. - Class H	219	382
Hanergy Solar Group Ltd. (c) (e) (f)	1,858	204
Hengan International Group Co. Ltd.	136	1,603
Intime Retail Group Co. Ltd.	223	233
Kingboard Chemical Holdings Ltd.	116	304
Kunlun Energy Co. Ltd.	568	1,003
Lee & Man Paper Manufacturing Ltd.	343	227
Lenovo Group Ltd. (e)	1,130	1,378
Longfor Properties Co. Ltd.	243	340
New China Life Insurance Co. Ltd. - Class H (c)	115	388
New World China Land Ltd.	308	149
Nine Dragons Paper Holdings Ltd. (e)	286	250
People’s Insurance Co. Group of China Ltd. - Class H	812	394
PICC Property & Casualty Co. Ltd. - Class H	607	903
Poly Property Group Co. Ltd.	307	165
Shimao Property Holdings Ltd.	267	615
Shui On Land Ltd.	608	187
Sino Biopharmaceutical	516	410
Sino-Ocean Land Holdings Ltd. (e)	674	444
Sinopec Engineering Group Co. Ltd. - Class H	190	284
Uni-President China Holdings Ltd. (e)	202	206
Weichai Power Co. Ltd. - Class H	93	378
Yingde Gases	171	179
Yuexiu Property Co. Ltd.	950	235

		17,715

HUNGARY - 0.2%
MOL Hungarian Oil and Gas Plc	7	497
OTP Bank Plc	37	701
Richter Gedeon Nyrt	29	583

		1,781

INDIA - 6.2%
ACC Ltd.	5	93
Adani Enterprises Ltd.	26	111

	Shares/Par (p)	Value
Aditya Birla Nuvo Ltd.	10	203
Ambuja Cements Ltd.	112	332
Apollo Hospitals Enterprise Ltd.	12	188
Asian Paints Ltd.	47	372
Bajaj Auto Ltd.	14	445
Bank of Baroda	12	129
Bharat Heavy Electricals Ltd.	98	280
Bharat Petroleum Corp. Ltd.	32	181
Bharti Airtel Ltd.	111	594
Cairn India Ltd.	99	521
Cipla Ltd.	59	385
Coal India Ltd.	99	463
Dabur India Ltd.	50	138
Divi’s Laboratories Ltd.	5	96
DLF Ltd.	87	236
Dr. Reddy’s Laboratories Ltd.	19	778
GAIL India Ltd.	65	362
GlaxoSmithKline Consumer Healthcare Ltd.	2	115
Godrej Consumer Products Ltd.	18	245
HCL Technologies Ltd.	39	789
HDFC Bank Ltd.	289	3,119
Hero Honda Motors Ltd.	14	456
Hindalco Industries Ltd.	226	448
Hindustan Unilever Ltd.	121	1,114
Housing Development Finance Corp.	272	3,502
ICICI Bank Ltd.	39	697
Idea Cellular Ltd.	107	289
Infosys Ltd.	85	4,806
ITC Ltd.	414	2,155
Jaiprakash Associates Ltd.	223	197
Jindal Steel & Power Ltd.	81	342
JSW Steel Ltd.	14	234
Kotak Mahindra Bank Ltd.	62	730
Larsen & Toubro Ltd.	61	1,060
LIC Housing Finances Ltd.	41	146
Lupin Ltd.	12	177
Mahindra & Mahindra Financial Services Ltd.	47	242
Mahindra & Mahindra Ltd.	54	831
Mundra Port and Special Economic Zone Ltd.	73	184
Nestle India Ltd.	2	199
NTPC Ltd.	198	440
Oil & Natural Gas Corp. Ltd.	149	695
Oil India Ltd.	20	159
Piramal Healthcare Ltd.	14	124
Power Finance Corp. Ltd.	28	76
Power Grid Corp. of India Ltd.	176	285
Ranbaxy Laboratories Ltd. (c)	19	141
Reliance Capital Ltd.	17	101
Reliance Communications Ltd.	88	186
Reliance Industries Ltd.	242	3,504
Reliance Infrastructure Ltd.	26	180
Reliance Power Ltd. (c)	103	122
Rural Electrification Corp. Ltd.	44	158
Sesa Sterlite Ltd.	178	584
Shriram Transport Finance Co. Ltd.	21	224
Siemens Ltd.	22	232
State Bank of India	27	778
Sun Pharmaceutical Industries Ltd.	117	1,076
Tata Consultancy Services Ltd.	87	3,055
Tata Motors Ltd.	141	865
Tata Power Co. Ltd.	205	303
Tata Steel Ltd.	54	374
Tech Mahindra Ltd.	17	502
Ultratech Cement Ltd.	7	214
United Breweries Ltd.	10	127
United Spirits Ltd.	15	638
Wipro Ltd.	112	1,010
Yes Bank Ltd.	24	144

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
Zee Entertainment Enterprises Ltd.	41	182

		44,463

INDONESIA - 2.1%
Adaro Energy Tbk PT	2,729	245
Astra Agro Lestari Tbk PT	70	145
Astra International Tbk PT	3,678	2,060
Bank Central Asia Tbk PT	2,252	1,781
Bank Danamon Indonesia Tbk PT - Class A	651	202
Bank Mandiri Persero Tbk PT	1,787	1,156
Bank Negara Indonesia Persero Tbk PT	1,360	443
Bank Rakyat Indonesia Persero Tbk PT	2,047	1,223
Bumi Serpong Damai PT	1,416	150
Charoen Pokphand Indonesia Tbk PT	1,167	325
Global Mediacom Tbk PT	1,395	218
Gudang Garam Tbk PT	94	323
Indo Tambangraya Megah Tbk PT	83	196
Indocement Tunggal Prakarsa Tbk PT	318	524
Indofood CBP Sukses Makmur Tbk PT	224	188
Indofood Sukses Makmur Tbk PT	776	422
Jasa Marga Persero Tbk PT	314	122
Kalbe Farma Tbk PT	3,895	401
Lippo Karawaci Tbk PT	3,760	282
Matahari Department Store Tbk PT (c)	254	229
Media Nusantara Citra Tbk PT	612	132
Perusahaan Gas Negara PT	2,018	744
PT Semen Indonesia	559	652
Surya Citra Media Tbk PT	1,056	228
Tambang Batubara Bukit Asam Tbk PT	120	100
Telekomunikasi Indonesia Persero Tbk PT - Class B	8,171	1,446
Tower Bersama Infrastructure Tbk PT (c)	232	111
Unilever Indonesia Tbk PT	269	576
United Tractors Tbk PT	303	473
XL Axiata Tbk PT	445	190

		15,287

MALAYSIA - 3.7%
AirAsia Bhd	199	134
Alliance Financial Group Bhd	173	251
AMMB Holdings Bhd	316	699
Astro Malaysia Holdings Bhd	265	243
Axiata Group Bhd	467	985
Berjaya Sports Toto Bhd	106	131
Bumi Armada Bhd	189	232
Bumiputra-Commerce Holdings Bhd	854	1,990
Dialog Group BHD	385	421
DiGi.Com Bhd	660	1,001
Felda Global Ventures Holdings Bhd	253	347
Gamuda Bhd	307	451
Genting Bhd	387	1,213
Genting Malaysia Bhd	531	711
Genting Plantations Bhd	46	156
Hong Leong Bank Bhd	106	467
Hong Leong Financial Group Bhd	37	173
IHH Healthcare Bhd (c)	491	579
IJM Corp. Bhd	237	427
IOI Corp. Bhd	570	821
IOI Properties Group Sdn Bhd (c) (f)	190	146
Kuala Lumpur Kepong Bhd	84	640
Lafarge Malaysia Bhd	74	194
Malayan Banking Bhd	798	2,425
Malaysia Airports Holdings Bhd	107	294
Maxis Bhd	411	912
MISC Bhd (c)	180	313
MMC Corp. Bhd	247	217
Parkson Holdings Bhd	144	121
Petronas Chemicals Group Bhd	516	1,090

	Shares/Par (p)	Value
Petronas Dagangan Bhd	42	406
Petronas Gas Bhd	109	812
PPB Group Bhd	98	482
Public Bank Bhd	188	1,123
RHB Capital Bhd	124	298
Sapurakencana Petroleum Bhd (c)	626	937
Sime Darby Bhd	502	1,460
Telekom Malaysia Bhd	171	290
Tenaga Nasional Bhd	519	1,805
UEM Sunrise Bhd	223	161
UMW Holdings Bhd	88	325
YTL Corp. Bhd	936	463
YTL Power International Bhd	424	245

		26,591

MEXICO - 4.5%
Alfa SAB de CV - Class A	523	1,466
America Movil SAB de CV - Class L (e)	6,635	7,735
Arca Continental SAB de CV (e)	53	328
Coca-Cola Femsa SAB de CV - Class L	80	971
Compartamos SAB de CV (e)	211	395
Controladora Comercial Mexicana SAB de CV - Class C (e)	68	292
El Puerto de Liverpool SAB de CV - Class C (e)	34	393
Fibra Uno Administracion SA de CV	256	819
Fomento Economico Mexicano SAB de CV	363	3,517
Genomma Lab Internacional SAB de CV - Class B (c) (e)	131	367
Grupo Aeroportuario del PacifiCo SAB de CV - Class B	52	279
Grupo Aeroportuario del Sureste SAB de CV - Class B	34	424
Grupo Bimbo SAB de CV - Class A (e)	300	922
Grupo Carso SAB de CV	100	533
Grupo Comercial Chedraui SA de CV - Class B (e)	60	213
Grupo Financiero Banorte SAB de CV	465	3,255
Grupo Financiero Inbursa SAB de CV	444	1,256
Grupo Financiero Santander Mexico SAB de CV - Class B (e)	315	856
Grupo Mexico SAB de CV (e)	703	2,328
Industrias CH SAB de CV - Class B (c) (e)	26	177
Industrias Penoles SAB de CV	26	654
Kimberly-Clark de Mexico SAB de CV	277	787
Mexichem SAB de CV (e)	199	821
Minera Frisco SAB de CV - Class A-1 (c) (e)	130	268
OHL Mexico SAB de CV (c) (e)	142	364
Promotora y Operadora de Infraestructura SAB de CV (c) (e)	53	629
Wal-Mart de Mexico SAB de CV - Class V (e)	964	2,529

		32,578

PERU - 0.3%
Cia de Minas Buenaventura SA - ADR	34	379
Credicorp Ltd.	13	1,726

		2,105

PHILIPPINES - 0.8%
Aboitiz Equity Ventures Inc.	351	432
Aboitiz Power Corp.	406	311
Alliance Global Group Inc.	366	213
Ayala Corp.	31	363
Ayala Land Inc.	1,020	571
Bank of the Philippine Islands	116	223
BDO Unibank Inc.	279	433
DMCI Holdings Inc.	133	168
Energy Development Corp.	1,613	194
Globe Telecom Inc.	7	258

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
International Container Terminal Services Inc.	134	308
JG Summit Holdings Inc.	420	365
Jollibee Foods Corp.	74	288
Metro Pacific Investments Corp.	1,516	148
Metropolitan Bank & Trust Co.	43	74
Philippine Long Distance Telephone Co.	8	488
SM Investments Corp.	25	397
SM Prime Holdings Inc.	1,209	402
Universal Robina Corp.	174	444

		6,080

POLAND - 1.6%
Alior Bank SA (c)	7	181
Bank Handlowy w Warszawie SA	7	250
Bank Millennium SA (c)	80	190
Bank Pekao SA	24	1,420
Bank Zachodni WBK SA	5	676
Cyfrowy Polsat SA (c)	29	192
Enea SA	23	104
Eurocash SA	12	192
Grupa Lotos SA - Class A (c)	9	106
Jastrzebska Spolka Weglowa SA	8	149
KGHM Polska Miedz SA	28	1,096
Mbank	3	465
PGE SA	140	751
Polski Koncern Naftowy Orlen SA	58	789
Polskie Gornictwo Naftowe i Gazownictwo SA	339	576
Powszechna Kasa Oszczednosci Bank Polski SA	161	2,095
Powszechny Zaklad Ubezpieczen SA	11	1,595
Synthos SA	89	161
Tauron Polska Energia SA	183	266
Telekomunikacja Polska SA	122	397
Zaklady Azotowe w Tarnowie-Moscicach SA	8	164

		11,815

RUSSIAN FEDERATION - 5.8%
Federal Grid Co. Unified Energy System JSC (c)	58,771	162
Gazprom OAO	443	1,884
Gazprom OAO - ADR	879	7,533
Lukoil OAO	94	5,811
Magnit OJSC - GDR	48	3,167
MegaFon OAO - GDR	15	492
MMC Norilsk Nickel OJSC	11	1,747
Mobile Telesystems OJSC - ADR	94	2,027
Moscow Exchange MICEX-RTS OAO	88	174
NovaTek OAO - GDR	16	2,245
Rosneft OAO	30	227
Rosneft OAO - GDR	185	1,413
Rostelecom OJSC	215	725
RusHydro Management Co. - ADR	193	329
Sberbank of Russia	1,999	6,169
Severstal OAO	41	401
Sistema JSFC - GDR	23	750
Surgutneftegas OAO	143	123
Surgutneftegas OAO - ADR	205	1,779
Tatneft OAO	267	1,695
Uralkali OJSC	245	1,282
VTB Bank OJSC	988,225	1,496

		41,631

SOUTH AFRICA - 7.2%
African Bank Investments Ltd. (e)	281	323
African Rainbow Minerals Ltd.	19	336
Anglo Platinum Ltd. (c)	12	446
AngloGold Ashanti Ltd.	72	842
Aspen Pharmacare Holdings Ltd.	64	1,651

	Shares/Par (p)	Value
Assore Ltd.	6	201
Barclays Africa Group Ltd.	59	746
Barloworld Ltd.	38	365
Bidvest Group Ltd.	56	1,424
Discover Ltd.	59	472
Exxaro Resources Ltd. (e)	24	331
FirstRand Ltd.	559	1,915
Foschini Ltd.	36	332
Gold Fields Ltd.	142	453
Growthpoint Properties Ltd.	335	776
Harmony Gold Mining Co. Ltd.	59	150
Impala Platinum Holdings Ltd.	102	1,204
Imperial Holdings Ltd.	33	636
Investec Ltd.	55	392
Kumba Iron Ore Ltd.	14	603
Liberty Holdings Ltd.	19	225
Life Healthcare Group Holdings Ltd.	168	672
Massmart Holdings Ltd.	21	261
Mediclinic International Ltd.	65	474
MMI Holdings Ltd.	224	542
Mr Price Group Ltd.	44	690
MTN Group Ltd.	317	6,565
Nampak Ltd.	98	384
Naspers Ltd. - Class N	73	7,691
Nedbank Group Ltd.	35	695
Netcare Ltd.	192	476
Northam Platinum Ltd. (c)	51	206
Pick n Pay Stores Ltd.	49	243
PPC Ltd.	99	296
Redefine Properties Ltd.	556	517
Remgro Ltd.	88	1,745
Reunert Ltd.	30	195
RMB Holdings Ltd.	122	565
RMI Holdings	126	330
Sanlam Ltd.	327	1,661
Sappi Ltd. (c)	91	285
Sasol Ltd.	102	5,040
Shoprite Holdings Ltd.	80	1,245
Spar Group Ltd.	30	373
Standard Bank Group Ltd.	225	2,783
Steinhoff International Holdings Ltd.	247	1,063
Tiger Brands Ltd.	31	782
Truworths International Ltd.	83	610
Vodacom Group Ltd.	65	819
Woolworths Holdings Ltd.	145	1,033

		52,064

SOUTH KOREA - 15.0%
Amorepacific Corp.	1	605
AMOREPACIFIC Group	—	215
BS Financial Group Inc.	31	476
Celltrion Inc.	10	356
Cheil Industries Inc.	9	762
Cheil Worldwide Inc. (c)	19	486
CJ CheilJedang Corp.	1	353
CJ Corp.	3	305
Daelim Industrial Co. Ltd.	6	495
Daewoo Engineering & Construction Co. Ltd. (c)	24	168
Daewoo International Corp.	8	302
Daewoo Securities Co. Ltd.	28	234
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	16	543
DGB Financial Group Inc.	26	412
Dongbu Insurance Co. Ltd.	8	434
Doosan Corp.	2	203
Doosan Heavy Industries and Construction Co. Ltd.	8	270

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
Doosan Infracore Co. Ltd. (c)	21	255
E-Mart Co. Ltd.	4	946
GS Engineering & Construction Corp.	7	208
GS Holdings Corp.	9	473
Halla Visteon Climate Control Corp.	6	225
Hana Financial Group Inc.	51	2,107
Hankook Tire Co. Ltd.	14	807
Hanwha Chem Corp.	15	303
Hanwha Corp.	7	276
Hanwha Life Insurance Co. Ltd.	40	291
Hite Jinro Co. Ltd.	6	136
Hyosung Corp.	4	274
Hyundai Department Store Co. Ltd.	3	439
Hyundai Development Co.	9	196
Hyundai Engineering & Construction Co. Ltd.	13	745
Hyundai Glovis Co. Ltd.	2	521
Hyundai Heavy Industries Co. Ltd.	8	1,884
Hyundai Hysco Co. Ltd. (f)	5	212
Hyundai Marine & Fire Insurance Co. Ltd.	12	365
Hyundai Merchant Marine Co. Ltd. (c)	12	127
Hyundai Mipo Dockyard Co. Ltd.	2	345
Hyundai Mobis	13	3,535
Hyundai Motor Co.	29	6,438
Hyundai Securities Co. Ltd.	28	153
Hyundai Steel Co.	10	853
Hyundai Wia Corp.	3	461
Industrial Bank of Korea	27	315
Kangwon Land Inc.	17	503
KB Financial Group Inc.	73	2,959
KCC Corp.	1	369
Kia Motors Corp.	49	2,629
Korea Aerospace Industries Ltd.	5	149
Korea Electric Power Corp. (c)	47	1,539
Korea Gas Corp.	5	291
Korea Investment Holdings Co. Ltd.	7	254
Korea Kumho Petrochemical	3	262
Korea Zinc Co. Ltd.	1	427
Korean Air Lines Co. Ltd. (c)	4	126
KT Corp. - ADR	10	155
KT&G Corp.	20	1,419
LG Chem Ltd.	8	2,379
LG Corp.	18	1,094
LG Display Co. Ltd. (c)	44	1,066
LG Electronics Inc.	19	1,236
LG Household & Health Care Ltd.	2	920
LG Innotek Co. Ltd. (c)	2	134
LG Telecom Ltd. (c)	41	415
Lotte Chemical	3	741
Lotte Confectionery Co. Ltd.	—	230
Lotte Shopping Co. Ltd.	2	770
LS Corp.	3	261
LS Industrial Systems Co. Ltd.	3	209
Mirae Asset Securities Co. Ltd.	6	218
NCSoft Corp.	3	619
NHN Corp.	5	3,559
NHN Entertainment Corp. (c)	2	175
OCI Co. Ltd.	3	595
Orion Corp.	1	614
POSCO Inc.	12	3,847
S-Oil Corp.	9	608
S1 Corp.	4	266
Samsung C&T Corp.	24	1,388
Samsung Card Co. Ltd.	7	233
Samsung Electro-Mechanics Co. Ltd.	10	726
Samsung Electronics Co. Ltd.	20	26,645
Samsung Engineering Co. Ltd.	5	309
Samsung Fire & Marine Insurance Co. Ltd.	6	1,595
Samsung Heavy Industries Co. Ltd.	29	1,059

	Shares/Par (p)	Value
Samsung Life Insurance Co. Ltd.	11	1,066
Samsung SDI Co.	6	971
Samsung Securities Co. Ltd.	12	495
Samsung Techwin Co. Ltd.	7	341
Shinhan Financial Group Co. Ltd.	81	3,615
Shinsegae Co. Ltd.	1	250
SK C&C Co. Ltd.	5	586
SK Holdings Co. Ltd.	5	839
SK Hynix Inc. (c)	100	3,489
SK Innovation Co. Ltd.	11	1,446
SK Networks Co. Ltd.	22	160
SK Telecom Co. Ltd.	1	325
SK Telecom Co. Ltd. - ADR (e)	1	23
Woongjin Coway Co. Ltd.	11	665
Woori Finance Holdings Co. Ltd.	73	917
Woori Investment & Securities Co. Ltd.	20	186
Yuhan Corp.	1	216

		108,092

TAIWAN - 11.4%
Acer Inc. (c)	412	254
Advanced Semiconductor Engineering Inc.	1,086	1,015
Advantech Co. Ltd.	50	347
Asia Cement Corp.	374	485
Asia Pacific Telecom Co. Ltd.	384	199
Asustek Computer Inc.	120	1,081
AU Optronics Corp. (c)	1,761	562
Catcher Technology Co. Ltd.	119	772
Cathay Financial Holding Co. Ltd.	1,424	2,312
Chailease Holding Co. Ltd.	148	391
Chang Hwa Commercial Bank	825	509
Cheng Shin Rubber Industry Co. Ltd.	310	813
Cheng Uei Precision Industry Co. Ltd.	100	202
Chicony Electronics Co. Ltd.	82	206
China Airlines Ltd. (c)	499	183
China Development Financial Holding Corp.	2,388	723
China Life Insurance Co. Ltd.	369	375
China Motor Corp.	161	156
China Petrochemical Development Corp.	252	115
China Steel Corp.	2,097	1,902
Chunghwa Telecom Co. Ltd.	697	2,176
Clevo Co.	81	175
Compal Electronics Inc.	761	584
CTBC Financial Holding Co. Ltd.	2,448	1,675
CTCI Corp.	87	141
Delta Electronics Inc.	332	1,901
E. Sun Financial Holding Co. Ltd.	925	616
Eclat Textile Co. Ltd.	29	327
Epistar Corp.	162	313
Eva Airways Corp. (c)	268	149
Evergreen Marine Corp. Taiwan Ltd. (c)	363	222
Far Eastern Department Stores Co. Ltd.	164	162
Far Eastern New Century Corp.	607	702
Far EasTone Telecommunications Co. Ltd.	272	598
Farglory Land Development Co. Ltd.	78	132
Feng Hsin Iron & Steel Co.	113	207
First Financial Holding Co. Ltd.	1,201	748
Formosa Chemicals & Fibre Corp.	599	1,690
Formosa International Hotels Corp.	6	65
Formosa Petrochemical Corp.	219	601
Formosa Plastics Corp.	748	2,023
Formosa Taffeta Co. Ltd.	142	172
Foxconn Technology Co. Ltd.	169	396
Fubon Financial Holding Co. Ltd.	1,259	1,847
Giant Manufacturing Co. Ltd.	56	386
Hermes Microvision Inc.	8	260
Highwealth Construction Corp.	78	165
Hiwin Technologies Corp.	32	272

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
Hon Hai Precision Industry Co. Ltd.	2,062	5,561
Hotai Motor Co. Ltd.	46	568
HTC Corp.	138	654
Hua Nan Financial Holdings Co. Ltd.	1,022	598
Innolux Corp. (c)	1,370	523
Inventec Corp.	395	350
Kinsus Interconnect Technology Corp.	36	120
Largan Precision Co. Ltd.	19	777
LCY Chemical Corp.	88	115
Lite-On Technology Corp.	377	607
MediaTek Inc.	220	3,286
Mega Financial Holdings Co. Ltd.	1,748	1,474
Merida Industry Co. Ltd.	37	269
MStar Semiconductor Inc.	37	431
Nan Kang Rubber Tire Co. Ltd. (c)	120	149
Nan Ya Plastics Corp.	903	2,092
Novatek Microelectronics Corp.	95	390
Pegatron Corp.	325	420
Phison Electronics Corp.	20	128
Pou Chen Corp.	408	611
Powertech Technology Inc.	105	161
President Chain Store Corp.	99	687
Quanta Computer Inc.	446	1,043
Radiant Opto-Electronics Corp.	92	337
Realtek Semiconductor Corp.	95	255
Ruentex Development Co. Ltd.	99	192
Ruentex Industries Ltd.	88	227
ScinoPharm Taiwan Ltd.	44	129
Shin Kong Financial Holding Co. Ltd.	1,103	382
Siliconware Precision Industries Co.	518	619
Simplo Technology Co. Ltd.	58	256
SinoPac Financial Holdings Co. Ltd.	1,176	587
Standard Foods Corp.	50	157
Synnex Technology International Corp.	217	345
Taishin Financial Holding Co. Ltd.	1,195	589
Taiwan Business Bank (c)	581	177
Taiwan Cement Corp.	651	1,012
Taiwan Cooperative Financial Holding	1,000	548
Taiwan Fertilizer Co. Ltd.	136	308
Taiwan Glass Industrial Corp.	206	230
Taiwan Mobile Co. Ltd.	311	1,004
Taiwan Semiconductor Manufacturing Co. Ltd.	4,567	16,128
Teco Electric and Machinery Co. Ltd.	297	341
TPK Holding Co. Ltd.	42	248
Transcend Information Inc.	49	141
TSRC Corp.	87	129
U-Ming Marine Transport Corp.	88	158
Uni-President Enterprises Corp.	820	1,480
Unimicron Technology Corp.	195	148
United Microelectronics Corp.	2,274	950
Vanguard International Semiconductor Corp.	158	188
Walsin Lihwa Corp. (c)	601	193
Wan Hai Lines Ltd.	132	69
Wistron Corp.	380	320
WPG Holdings Co. Ltd.	225	259
Yang Ming Marine Transport Corp. (c)	200	93
Yuanta Financial Holding Co. Ltd.	1,686	1,009
Yulon Motor Co. Ltd.	164	297
Zhen Ding Technology Holding Ltd.	55	132

		81,958

THAILAND - 2.1%
Advanced Info Service PCL	64	391
Advanced Info Service PCL - NVDR	132	807
Airports of Thailand PCL - NVDR	84	405
Bangkok Bank PCL	32	174
Bangkok Bank PCL - NVDR	228	1,241
Bangkok Dusit Medical Services PCL - NVDR	64	231

	Shares/Par (p)	Value
Banpu PCL	78	71
Banpu PCL - NVDR	79	72
BEC World PCL	73	113
BEC World PCL - NVDR	95	146
BTS Group Holdings PCL - NVDR	1,160	308
Central Pattana PCL - NVDR	257	322
Charoen Pokphand Foods PCL	227	222
Charoen Pokphand Foods PCL - NVDR	280	274
CP ALL PCL	360	462
CP ALL PCL - NVDR	470	603
Glow Energy PCL	42	91
Glow Energy PCL - NVDR	66	141
Home Product Center PCL - NVDR	638	182
Indorama Ventures PCL	100	61
Indorama Ventures PCL - NVDR	147	90
IRPC PCL	813	81
IRPC PCL - NVDR	1,302	130
Kasikornbank PCL	44	214
Kasikornbank PCL - NVDR	314	1,499
Krung Thai Bank PCL - Class F	61	31
Krung Thai Bank PCL	244	123
Krung Thai Bank PCL - NVDR	373	188
Minor International PCL - NVDR	285	180
PTT Exploration & Production PCL	143	729
PTT Exploration & Production PCL - NVDR	97	491
PTT Global Chemical PCL	119	288
PTT Global Chemical PCL - NVDR	200	482
PTT PCL	67	587
PTT PCL - NVDR	92	802
Siam Cement PCL	8	97
Siam Cement PCL - NVDR	71	872
Siam Commercial Bank PCL	114	502
Siam Commercial Bank PCL - NVDR	221	972
Thai Oil PCL	78	134
Thai Oil PCL - NVDR	79	135
TMB Bank PCL - NVDR	1,558	98
True Corp PCL - NVDR (c)	844	194

		15,236

TURKEY - 1.5%
Akbank T.A.S.	323	1,008
Anadolu Efes Biracilik Ve Malt Sanayii A/S	38	415
Arcelik A/S	49	278
BIM Birlesik Magazalar A/S	40	811
Coca-Cola Icecek A/S	13	316
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	356	347
Enka Insaat ve Sanayi A/S	79	221
Eregli Demir ve Celik Fabrikalari TAS	222	267
Ford Otomotiv Sanayi A/S	11	120
Haci Omer Sabanci Holding A/S	139	559
KOC Holding A/S	122	498
Koza Altin Isletmeleri A/S	5	55
TAV Havalimanlari Holding A/S	26	187
Tofas Turk Otomobil Fabrikasi A/S	33	207
Tupras Turkiye Petrol Rafinerileri A/S	25	496
Turk Hava Yollari	110	330
Turk Telekomunikasyon A/S	81	226
Turkcell Iletisim Hizmetleri A/S (c)	138	730
Turkiye Garanti Bankasi A/S	408	1,323
Turkiye Halk Bankasi A/S	118	667
Turkiye Is Bankasi SA - Class C	269	583
Turkiye Sise ve Cam Fabrikalari A/S	55	70
Turkiye Vakiflar Bankasi Tao	160	285
Ulker Biskuvi Sanayi A/S	32	230
Yapi ve Kredi Bankasi A/S	156	270

		10,499

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
UKRAINE - 0.0%
Kernel Holding SA (c)	8	101

UNITED KINGDOM - 0.1%
British American Tobacco Plc	24	474

UNITED STATES OF AMERICA - 0.1%
Southern Copper Corp.	30	873

Total Common Stocks (cost $644,990)		656,590

PREFERRED STOCKS - 6.4%

BRAZIL - 4.4%
AES Tiete SA	12	98
Banco Bradesco SA	394	4,858
Banco do Estado do Rio Grande do Sul	37	195
Bradespar SA	42	446
Braskem SA	30	265
Centrais Eletricas Brasileiras SA	33	137
Cia Brasileira de Distribuicao Grupo Pao de Acucar	27	1,201
Cia Energetica de Minas Gerais	134	794
Cia Energetica de Sao Paulo	29	274
Cia Paranaense de Energia	21	265
Gerdau SA	159	1,234
Itau Unibanco Holding SA	469	6,232
Itausa - Investimentos Itau SA	523	1,972
Klabin SA	82	425
Lojas Americanas SA	80	536
Marcopolo SA	105	227
Metalurgica Gerdau SA	47	464
Oi SA	98	149
Petroleo Brasileiro SA	776	5,621
Suzano Papel e Celulose SA	54	212
Telefonica Brasil SA	53	1,005
Usinas Siderurgicas de Minas Gerais SA - Class A	68	411
Vale SA	353	4,901

		31,922

CHILE - 0.1%
Embotelladora Andina SA - Class B	43	197
Sociedad Quimica y Minera de Chile SA	17	430

		627

COLOMBIA - 0.2%
Banco Davivienda SA	18	219
BanColombia SA	58	713
Grupo Argos SA	17	167
Grupo Aval Acciones y Valores	249	165
Grupo de Inversiones Suramericana SA	15	271

		1,535

MEXICO - 0.8%
Cemex SAB de CV	2,104	2,471
Grupo Televisa SAB	480	2,895

		5,366

RUSSIAN FEDERATION - 0.2%
AK Transneft OAO	—	767
Sberbank of Russia	209	511
Surgutneftegas OAO	263	207

		1,485

SOUTH KOREA - 0.7%
Hyundai Motor Co.	7	855
Hyundai Motor Co.	4	520
LG Chem Ltd.	2	257

	Shares/Par (p)	Value
Samsung Electronics Co. Ltd.	4	3,679

		5,311

Total Preferred Stocks (cost $53,103)		46,246

RIGHTS - 0.0%

MALAYSIA - 0.0%
IOI Properties Group Sdn Bhd (c) (f)	95	22

Total Rights (cost $0)		22

INVESTMENT COMPANIES - 2.0%
iShares MSCI Emerging Markets ETF	344	14,365

Total Investment Companies (cost $14,115)		14,365

SHORT TERM INVESTMENTS - 3.0%

Investment Companies - 0.8%
JNL Money Market Fund, 0.01% (a) (h)	5,575	5,575

Securities Lending Collateral - 2.2%
Securities Lending Cash Collateral Fund LLC, 0.22% (a) (h)	15,670	15,670

Treasury Securities - 0.0%
U.S. Treasury Bill, 0.07%, 06/26/14 (o)	$265	265

Total Short Term Investments (cost $21,510)		21,510

Total Investments - 102.5% (cost $733,718)		738,733
Other Assets and Liabilities, Net - (2.5%)		(18,031)

Total Net Assets - 100.0%		$720,702

JNL/Mellon Capital S&P 500 Index Fund

COMMON STOCKS - 97.3%

CONSUMER DISCRETIONARY - 12.3%
Amazon.com Inc. (c)	68	$26,980
AutoNation Inc. (c)	12	594
AutoZone Inc. (c)	6	2,976
Bed Bath & Beyond Inc. (c)	39	3,163
Best Buy Co. Inc.	49	1,945
BorgWarner Inc.	42	2,341
Cablevision Systems Corp. - Class A (e)	39	700
Carmax Inc. (c)	41	1,914
Carnival Corp. (e)	80	3,213
CBS Corp. - Class B	102	6,511
Chipotle Mexican Grill Inc. - Class A (c)	6	2,978
Coach Inc.	51	2,845
Comcast Corp. - Class A	478	24,846
D.R. Horton Inc. (e)	50	1,115
Darden Restaurants Inc. (e)	23	1,246
Delphi Automotive Plc	52	3,148
DIRECTV (c)	89	6,177
Discovery Communications Inc. - Class A (c)	43	3,859
Dollar General Corp. (c)	54	3,272
Dollar Tree Inc. (c)	41	2,286
Expedia Inc.	20	1,383
Family Dollar Stores Inc.	17	1,090
Ford Motor Co.	720	11,111
Fossil Group Inc. (c)	9	1,122
GameStop Corp. - Class A (e)	21	1,040
Gannett Co. Inc.	41	1,203
Gap Inc.	49	1,897
Garmin Ltd. (e)	23	1,051
General Motors Co. (c)	207	8,465
Genuine Parts Co.	28	2,334
Goodyear Tire & Rubber Co.	44	1,042

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
Graham Holdings Co (e)	1	549
H&R Block Inc.	48	1,384
Harley-Davidson Inc.	40	2,802
Harman International Industries Inc.	12	995
Hasbro Inc.	20	1,124
Home Depot Inc.	257	21,179
International Game Technology	46	842
Interpublic Group of Cos. Inc.	75	1,331
Johnson Controls Inc.	125	6,411
Kohl’s Corp.	36	2,033
L Brands Inc.	43	2,684
Leggett & Platt Inc. (e)	26	792
Lennar Corp. - Class A	29	1,163
Lowe’s Cos. Inc.	191	9,487
Macy’s Inc.	69	3,688
Marriott International Inc. - Class A (e)	42	2,076
Mattel Inc.	62	2,967
McDonald’s Corp.	183	17,731
McGraw-Hill Financial. Inc.	49	3,860
Michael Kors Holdings Ltd. (c)	33	2,643
Mohawk Industries Inc. (c)	11	1,624
Netflix Inc. (c)	11	3,960
Newell Rubbermaid Inc.	50	1,637
News Corp. - Class A (c)	87	1,566
Nike Inc. - Class B	137	10,749
Nordstrom Inc.	26	1,619
O’Reilly Automotive Inc. (c)	20	2,568
Omnicom Group Inc.	47	3,464
PetSmart Inc.	18	1,329
Priceline.com Inc. (c)	9	10,942
Pulte Homes Inc.	61	1,236
PVH Corp.	15	2,023
Ralph Lauren Corp. - Class A	11	1,954
Ross Stores Inc.	40	2,969
Scripps Networks Interactive Inc. - Class A	20	1,741
Staples Inc. (e)	120	1,913
Starbucks Corp.	137	10,765
Starwood Hotels & Resorts Worldwide Inc.	35	2,795
Target Corp.	115	7,256
Tiffany & Co.	20	1,889
Time Warner Cable Inc.	52	7,055
Time Warner Inc.	165	11,521
TJX Cos. Inc.	131	8,329
TripAdvisor Inc. (c)	20	1,683
Twenty-First Century Fox Inc. - Class A	358	12,606
Urban Outfitters Inc. (c)	20	731
VF Corp.	63	3,936
Viacom Inc. - Class B	74	6,463
Walt Disney Co.	299	22,811
Whirlpool Corp.	14	2,252
Wyndham Worldwide Corp.	24	1,765
Wynn Resorts Ltd.	14	2,808
Yum! Brands Inc.	81	6,089

		381,636

CONSUMER STAPLES - 9.5%
Altria Group Inc.	366	14,065
Archer-Daniels-Midland Co.	118	5,133
Avon Products Inc.	79	1,361
Beam Inc.	29	1,988
Brown-Forman Corp. - Class B	30	2,240
Campbell Soup Co. (e)	33	1,407
Clorox Co. (e)	24	2,215
Coca-Cola Co.	693	28,636
Coca-Cola Enterprises Inc.	47	2,062
Colgate-Palmolive Co.	161	10,503
ConAgra Foods Inc. (e)	75	2,541
Constellation Brands Inc. - Class A (c)	30	2,128

	Shares/Par (p)	Value
Costco Wholesale Corp.	80	9,498
CVS Caremark Corp.	218	15,571
Dr. Pepper Snapple Group Inc.	36	1,751
Estee Lauder Cos. Inc. - Class A	47	3,516
General Mills Inc.	117	5,852
Hershey Co. (e)	27	2,633
Hormel Foods Corp.	24	1,084
JM Smucker Co.	19	2,013
Kellogg Co.	46	2,797
Kimberly-Clark Corp.	70	7,311
Kraft Foods Group Inc.	109	5,867
Kroger Co.	95	3,741
Lorillard Inc.	68	3,448
McCormick & Co. Inc.	24	1,674
Mead Johnson Nutrition Co.	37	3,058
Molson Coors Brewing Co. - Class B	29	1,632
Mondelez International Inc. - Class A	320	11,306
Monster Beverage Corp. (c)	25	1,724
PepsiCo Inc.	280	23,219
Philip Morris International Inc.	293	25,488
Procter & Gamble Co.	496	40,400
Reynolds American Inc.	57	2,870
Safeway Inc.	42	1,384
Sysco Corp.	107	3,878
Tyson Foods Inc. - Class A	49	1,655
Wal-Mart Stores Inc.	295	23,240
Walgreen Co.	159	9,126
Whole Foods Market Inc.	68	3,934

		293,949

ENERGY - 10.0%
Anadarko Petroleum Corp.	92	7,287
Apache Corp.	74	6,341
Baker Hughes Inc.	81	4,471
Cabot Oil & Gas Corp. - Class A	76	2,945
Cameron International Corp. (c)	45	2,665
Chesapeake Energy Corp.	94	2,542
Chevron Corp.	351	43,850
ConocoPhillips	224	15,795
CONSOL Energy Inc.	40	1,523
Denbury Resources Inc. (c)	66	1,086
Devon Energy Corp.	70	4,312
Diamond Offshore Drilling Inc.	12	708
Ensco Plc - Class A	42	2,409
EOG Resources Inc.	50	8,355
EQT Corp.	27	2,441
Exxon Mobil Corp.	798	80,711
FMC Technologies Inc. (c)	43	2,239
Halliburton Co.	154	7,834
Helmerich & Payne Inc. (e)	19	1,572
Hess Corp.	54	4,446
Kinder Morgan Inc.	123	4,427
Marathon Oil Corp.	130	4,576
Marathon Petroleum Corp.	57	5,194
Murphy Oil Corp.	33	2,133
Nabors Industries Ltd.	52	891
National Oilwell Varco Inc.	78	6,212
Newfield Exploration Co. (c)	24	603
Noble Corp plc	46	1,731
Noble Energy Inc.	64	4,391
Occidental Petroleum Corp.	147	14,006
Peabody Energy Corp.	48	940
Phillips 66	111	8,545
Pioneer Natural Resources Co.	26	4,789
QEP Resources Inc.	32	978
Range Resources Corp.	30	2,487
Rowan Cos. Plc - Class A (c)	22	787
Schlumberger Ltd.	242	21,797

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
Southwestern Energy Co. (c)	64	2,500
Spectra Energy Corp.	122	4,354
Tesoro Corp.	24	1,409
Transocean Ltd.	61	3,024
Valero Energy Corp.	99	4,989
Williams Cos. Inc.	123	4,726
WPX Energy Inc. (c)	36	734

		309,755

FINANCIALS - 15.6%
ACE Ltd.	62	6,431
AFLAC Inc.	85	5,675
Allstate Corp.	84	4,586
American Express Co.	170	15,387
American International Group Inc.	270	13,776
American Tower Corp.	72	5,759
Ameriprise Financial Inc.	36	4,170
Aon Plc - Class A	56	4,710
Apartment Investment & Management Co. - Class A	26	678
Assurant Inc.	14	955
AvalonBay Communities Inc.	22	2,593
Bank of America Corp.	1,947	30,318
Bank of New York Mellon Corp. (a)	208	7,254
BB&T Corp.	129	4,798
Berkshire Hathaway Inc. - Class B (c)	329	39,016
BlackRock Inc.	23	7,282
Boston Properties Inc.	27	2,747
Capital One Financial Corp.	107	8,194
CBRE Group Inc. - Class A (c)	54	1,409
Charles Schwab Corp.	211	5,491
Chubb Corp.	47	4,495
Cincinnati Financial Corp.	27	1,423
Citigroup Inc.	556	28,972
CME Group Inc.	57	4,502
Comerica Inc. (e)	33	1,552
Discover Financial Services	88	4,920
E*TRADE Financial Corp. (c)	39	758
Equity Residential	61	3,174
Fifth Third Bancorp	158	3,317
Franklin Resources Inc.	74	4,286
General Growth Properties Inc.	101	2,026
Genworth Financial Inc. - Class A (c)	87	1,352
Goldman Sachs Group Inc.	76	13,532
Hartford Financial Services Group Inc.	82	2,981
HCP Inc.	83	3,018
Health Care REIT Inc.	51	2,744
Host Hotels & Resorts Inc.	135	2,617
Hudson City Bancorp Inc.	89	838
Huntington Bancshares Inc.	148	1,431
IntercontinentalExchange Group Inc	21	4,660
Invesco Ltd.	80	2,923
JPMorgan Chase & Co.	688	40,247
KeyCorp	167	2,240
Kimco Realty Corp.	75	1,490
Legg Mason Inc. (e)	18	804
Leucadia National Corp.	57	1,619
Lincoln National Corp.	47	2,431
Loews Corp.	55	2,676
M&T Bank Corp. (e)	24	2,763
Macerich Co.	26	1,524
Marsh & McLennan Cos. Inc.	99	4,779
MetLife Inc.	205	11,035
Moody’s Corp.	35	2,750
Morgan Stanley	254	7,968
NASDAQ OMX Group Inc.	21	854
Northern Trust Corp.	41	2,549
People’s United Financial Inc. (e)	59	899

	Shares/Par (p)	Value
Plum Creek Timber Co. Inc.	32	1,498
PNC Financial Services Group Inc.	97	7,534
Principal Financial Group Inc.	50	2,462
Progressive Corp.	100	2,729
ProLogis Inc.	91	3,364
Prudential Financial Inc.	85	7,835
Public Storage	26	3,972
Regions Financial Corp.	255	2,525
Simon Property Group Inc.	57	8,629
SLM Corp.	78	2,050
State Street Corp.	82	5,991
SunTrust Banks Inc.	97	3,571
T. Rowe Price Group Inc. (e)	47	3,978
Torchmark Corp.	16	1,280
Travelers Cos. Inc.	67	6,102
U.S. Bancorp	336	13,582
Unum Group	47	1,634
Ventas Inc.	53	3,022
Vornado Realty Trust	32	2,818
Wells Fargo & Co.	875	39,731
Weyerhaeuser Co.	104	3,283
XL Group Plc	51	1,625
Zions Bancorp	33	981

		483,574

HEALTH CARE - 12.6%
Abbott Laboratories	284	10,887
AbbVie Inc.	290	15,304
Actavis plc (c)	32	5,307
Aetna Inc.	68	4,652
Agilent Technologies Inc.	62	3,546
Alexion Pharmaceuticals Inc. (c)	36	4,752
Allergan Inc.	54	6,022
AmerisourceBergen Corp.	42	2,963
Amgen Inc.	138	15,721
Baxter International Inc.	99	6,898
Becton Dickinson & Co.	35	3,918
Biogen Idec Inc. (c)	43	12,152
Boston Scientific Corp. (c)	245	2,946
Bristol-Myers Squibb Co.	301	15,994
Cardinal Health Inc.	62	4,110
CareFusion Corp. (c)	38	1,528
Celgene Corp. (c)	75	12,700
Cerner Corp. (c)	53	2,942
CIGNA Corp.	51	4,479
Covidien Plc	84	5,738
CR Bard Inc.	14	1,932
DaVita HealthCare Partners Inc. (c)	32	2,039
Dentsply International Inc.	25	1,226
Edwards Lifesciences Corp. (c)	20	1,297
Eli Lilly & Co.	181	9,241
Express Scripts Holding Co. (c)	149	10,451
Forest Laboratories Inc. (c)	43	2,559
Gilead Sciences Inc. (c)	280	21,027
Hospira Inc. (c)	29	1,211
Humana Inc.	28	2,931
Intuitive Surgical Inc. (c)	7	2,783
Johnson & Johnson	515	47,191
Laboratory Corp. of America Holdings (c) (e)	16	1,445
Life Technologies Corp. (c)	31	2,363
McKesson Corp.	42	6,741
Medtronic Inc.	182	10,462
Merck & Co. Inc.	535	26,777
Mylan Inc. (c)	69	2,986
Patterson Cos. Inc. (e)	15	623
PerkinElmer Inc.	20	828
Perrigo Co. Plc (e)	24	3,721
Pfizer Inc.	1,184	36,267

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
Quest Diagnostics Inc. (e)	27	1,438
Regeneron Pharmaceuticals Inc. (c)	14	3,921
St. Jude Medical Inc.	53	3,296
Stryker Corp.	54	4,047
Tenet Healthcare Corp. (c)	19	782
Thermo Fisher Scientific Inc.	66	7,334
UnitedHealth Group Inc.	186	13,993
Varian Medical Systems Inc. (c)	19	1,486
Vertex Pharmaceuticals Inc. (c)	43	3,158
Waters Corp. (c)	16	1,553
WellPoint Inc.	54	4,976
Zimmer Holdings Inc.	30	2,835
Zoetis Inc. - Class A	90	2,947

		390,426

INDUSTRIALS - 10.7%
3M Co.	117	16,383
ADT Corp. (e)	38	1,557
Allegion Plc (c)	17	736
AMETEK Inc.	45	2,346
Avery Dennison Corp.	19	933
Boeing Co.	127	17,317
Caterpillar Inc.	116	10,559
CH Robinson Worldwide Inc. (e)	29	1,695
Cintas Corp.	19	1,106
CSX Corp.	183	5,272
Cummins Inc.	32	4,465
Danaher Corp.	109	8,438
Deere & Co.	69	6,343
Delta Air Lines Inc.	157	4,303
Dover Corp.	31	2,980
Dun & Bradstreet Corp.	7	873
Eaton Corp. Plc	87	6,590
Emerson Electric Co.	131	9,164
Equifax Inc.	21	1,461
Expeditors International of Washington Inc.	36	1,610
Fastenal Co. (e)	49	2,319
FedEx Corp.	54	7,805
Flowserve Corp.	25	1,986
Fluor Corp.	30	2,372
General Dynamics Corp.	61	5,801
General Electric Co.	1,847	51,771
Honeywell International Inc.	143	13,107
Illinois Tool Works Inc.	74	6,240
Ingersoll-Rand Plc	50	3,077
Iron Mountain Inc.	30	912
Jacobs Engineering Group Inc. (c)	23	1,441
Joy Global Inc. (e)	19	1,105
Kansas City Southern	20	2,470
L-3 Communications Holdings Inc.	16	1,696
Lockheed Martin Corp.	49	7,322
Masco Corp.	63	1,427
Nielsen Holdings NV	46	2,111
Norfolk Southern Corp.	57	5,248
Northrop Grumman Systems Corp.	41	4,652
PACCAR Inc.	65	3,824
Pall Corp.	21	1,758
Parker Hannifin Corp.	27	3,463
Pentair Ltd.	37	2,867
Pitney Bowes Inc. (e)	38	887
Precision Castparts Corp.	27	7,160
Quanta Services Inc. (c)	38	1,191
Raytheon Co.	58	5,280
Republic Services Inc. - Class A	50	1,672
Robert Half International Inc.	25	1,044
Rockwell Automation Inc.	25	2,978
Rockwell Collins Inc.	24	1,764
Roper Industries Inc.	18	2,484

	Shares/Par (p)	Value
Ryder System Inc.	10	707
Snap-On Inc.	10	1,131
Southwest Airlines Co.	127	2,392
Stanley Black & Decker Inc.	29	2,358
Stericycle Inc. (c)	16	1,819
Textron Inc.	52	1,899
Tyco International Ltd.	84	3,432
Union Pacific Corp.	85	14,244
United Parcel Service Inc. - Class B	131	13,715
United Technologies Corp.	154	17,560
Waste Management Inc.	79	3,545
WW Grainger Inc.	11	2,884
Xylem Inc.	33	1,145

		330,196

INFORMATION TECHNOLOGY - 18.1%
Accenture Plc - Class A	118	9,689
Adobe Systems Inc. (c)	87	5,232
Akamai Technologies Inc. (c)	31	1,462
Alliance Data Systems Corp. (c) (e)	9	2,290
Altera Corp.	58	1,886
Amphenol Corp. - Class A (e)	29	2,579
Analog Devices Inc.	56	2,833
Apple Inc.	164	92,178
Applied Materials Inc.	220	3,885
Autodesk Inc. (c)	39	1,973
Automatic Data Processing Inc. (e)	88	7,129
Broadcom Corp. - Class A	100	2,976
CA Inc.	60	2,025
Cisco Systems Inc.	980	22,005
Citrix Systems Inc. (c)	34	2,139
Cognizant Technology Solutions Corp. - Class A (c)	54	5,466
Computer Sciences Corp.	26	1,468
Corning Inc.	267	4,752
eBay Inc. (c)	213	11,689
Electronic Arts Inc. (c)	53	1,226
EMC Corp.	380	9,565
F5 Networks Inc. (c)	14	1,258
Facebook Inc. - Class A (c)	300	16,407
Fidelity National Information Services Inc.	53	2,843
First Solar Inc. (c) (e)	13	708
Fiserv Inc. (c)	48	2,841
FLIR Systems Inc.	25	765
Google Inc. - Class A (c)	51	57,321
Harris Corp.	19	1,346
Hewlett-Packard Co.	351	9,826
Intel Corp.	911	23,644
International Business Machines Corp.	186	34,954
Intuit Inc.	52	3,976
Jabil Circuit Inc.	33	576
Juniper Networks Inc. (c) (e)	89	2,008
KLA-Tencor Corp.	30	1,943
Lam Research Corp. (c)	30	1,636
Linear Technology Corp.	43	1,936
LSI Corp.	99	1,088
MasterCard Inc. - Class A	19	15,841
Microchip Technology Inc. (e)	34	1,542
Micron Technology Inc. (c)	192	4,174
Microsoft Corp.	1,386	51,876
Motorola Solutions Inc.	42	2,849
NetApp Inc.	61	2,513
Nvidia Corp.	102	1,631
Oracle Corp.	641	24,522
Paychex Inc. (e)	59	2,667
QUALCOMM Inc.	309	22,910
Red Hat Inc. (c)	35	1,934
Salesforce.com Inc. (c)	100	5,528

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
SanDisk Corp.	41	2,917
Seagate Technology	58	3,238
Symantec Corp.	125	2,958
TE Connectivity Ltd.	76	4,164
Teradata Corp. (c)	30	1,353
Texas Instruments Inc.	201	8,836
Total System Services Inc.	29	958
VeriSign Inc. (c) (e)	24	1,414
Visa Inc. - Class A	93	20,708
Western Digital Corp.	38	3,224
Western Union Co. (e)	101	1,745
Xerox Corp.	222	2,699
Xilinx Inc.	48	2,193
Yahoo! Inc. (c)	173	7,010

		560,927

MATERIALS - 3.4%
Air Products & Chemicals Inc.	38	4,280
Airgas Inc.	12	1,305
Alcoa Inc.	187	1,983
Allegheny Technologies Inc. (e)	20	698
Ball Corp.	26	1,361
Bemis Co. Inc.	18	757
CF Industries Holdings Inc.	11	2,500
Cliffs Natural Resources Inc. (e)	28	734
Dow Chemical Co.	221	9,820
E.I. du Pont de Nemours & Co.	169	10,965
Eastman Chemical Co.	28	2,266
Ecolab Inc.	50	5,166
FMC Corp.	24	1,808
Freeport-McMoRan Copper & Gold Inc.	190	7,156
International Flavors & Fragrances Inc.	14	1,241
International Paper Co.	81	3,993
LyondellBasell Industries NV - Class A	80	6,408
MeadWestvaco Corp.	31	1,150
Monsanto Co.	96	11,192
Mosaic Co.	62	2,939
Newmont Mining Corp.	90	2,068
Nucor Corp.	57	3,059
Owens-Illinois Inc. (c)	29	1,050
PPG Industries Inc.	26	4,950
Praxair Inc.	54	7,005
Sealed Air Corp.	35	1,180
Sherwin-Williams Co.	16	2,923
Sigma-Aldrich Corp.	22	2,055
United States Steel Corp. (e)	26	775
Vulcan Materials Co.	23	1,367

		104,154

TELECOMMUNICATION SERVICES - 2.3%
AT&T Inc.	962	33,816
CenturyLink Inc.	110	3,493
Crown Castle International Corp. (c)	60	4,406
Frontier Communications Corp. (e)	179	831
Verizon Communications Inc.	523	25,708
Windstream Holdings Inc. (e)	106	844

		69,098

UTILITIES - 2.8%
AES Corp.	120	1,736
AGL Resources Inc.	21	995
Ameren Corp.	42	1,532
American Electric Power Co. Inc.	89	4,155
CenterPoint Energy Inc.	78	1,805
CMS Energy Corp.	47	1,249
Consolidated Edison Inc.	53	2,919
Dominion Resources Inc.	106	6,844
DTE Energy Co.	32	2,094

	Shares/Par (p)	Value
Duke Energy Corp.	129	8,902
Edison International	59	2,723
Entergy Corp.	32	2,044
Exelon Corp.	156	4,285
FirstEnergy Corp.	75	2,487
Integrys Energy Group Inc.	14	773
NextEra Energy Inc.	78	6,643
NiSource Inc.	57	1,874
Northeast Utilities	57	2,413
NRG Energy Inc.	59	1,707
Oneok Inc.	37	2,326
Pepco Holdings Inc. (e)	44	851
PG&E Corp.	80	3,207
Pinnacle West Capital Corp. (e)	19	1,029
PPL Corp.	115	3,470
Public Service Enterprise Group Inc.	91	2,922
SCANA Corp. (e)	25	1,152
Sempra Energy	41	3,723
Southern Co.	160	6,564
TECO Energy Inc. (e)	37	638
Wisconsin Energy Corp. (e)	41	1,716
Xcel Energy Inc.	90	2,511

		87,289

Total Common Stocks (cost $2,174,759)		3,011,004

SHORT TERM INVESTMENTS - 4.5%

Investment Companies - 2.5%
JNL Money Market Fund, 0.01% (a) (h)	76,304	76,304

Securities Lending Collateral - 1.9%
Securities Lending Cash Collateral Fund LLC, 0.22% (a) (h)	59,826	59,826

Treasury Securities - 0.1%
U.S. Treasury Bill
0.07%, 03/13/14 (o)	$1,570	1,570
0.07%, 03/27/14 (o)	800	800
0.07%, 06/26/14 (o)	1,400	1,399

		3,769

Total Short Term Investments (cost $139,899)		139,899

Total Investments - 101.8% (cost $2,314,658)		3,150,903
Other Assets and Liabilities, Net - (1.8%)		(55,811)

Total Net Assets - 100.0%		$3,095,092

JNL/Mellon Capital S&P 400 MidCap Index Fund

COMMON STOCKS - 96.1%

CONSUMER DISCRETIONARY - 13.4%
Aaron’s Inc.	78	$2,293
Abercrombie & Fitch Co. - Class A (e)	79	2,603
Advance Auto Parts Inc.	77	8,470
AMC Networks Inc. - Class A (c)	60	4,110
American Eagle Outfitters Inc.	177	2,545
Ann Inc. (c)	48	1,748
Apollo Education Group Inc. - Class A (c)	104	2,834
Ascena Retail Group Inc. (c)	132	2,801
Bally Technologies Inc. (c)	40	3,164
Big Lots Inc. (c)	60	1,951
Bob Evans Farms Inc.	29	1,452
Brinker International Inc.	69	3,181
Brunswick Corp.	91	4,182
Cabela’s Inc. - Class A (c)	48	3,212
Carter’s Inc.	56	4,052

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
Cheesecake Factory Inc.	51	2,468
Chico’s FAS Inc. (e)	167	3,148
Cinemark Holdings Inc.	107	3,554
CST Brands Inc.	78	2,873
Deckers Outdoor Corp. (c)	35	2,986
DeVry Education Group Inc. (e)	59	2,109
Dick’s Sporting Goods Inc.	105	6,098
Domino’s Pizza Inc.	59	4,090
DreamWorks Animation SKG Inc. - Class A (c)	76	2,683
Foot Locker Inc.	154	6,383
Gentex Corp.	149	4,915
Guess? Inc.	64	1,988
HanesBrands Inc.	102	7,190
HSN Inc.	35	2,185
International Speedway Corp. - Class A	26	922
J.C. Penney Co. Inc. (c) (e)	315	2,880
Jarden Corp. (c)	122	7,492
John Wiley & Sons Inc. - Class A	47	2,610
KB Home (e)	86	1,565
Lamar Advertising Co. - Class A (c)	66	3,472
Life Time Fitness Inc. (c)	40	1,898
LKQ Corp. (c)	310	10,206
Matthews International Corp. - Class A	29	1,252
MDC Holdings Inc.	41	1,314
Meredith Corp. (e)	37	1,902
New York Times Co. - Class A (e)	129	2,049
NVR Inc. (c)	4	4,463
Office Depot Inc. (c)	492	2,605
Panera Bread Co. - Class A (c)	28	4,921
Polaris Industries Inc.	66	9,643
Rent-A-Center Inc.	55	1,845
Scientific Games Corp. - Class A (c)	54	918
Service Corp. International	220	3,986
Signet Jewelers Ltd.	84	6,626
Sotheby’s - Class A	71	3,752
Tempur Sealy International Inc. (c)	62	3,366
Thor Industries Inc.	44	2,457
Toll Brothers Inc. (c)	164	6,059
Tractor Supply Co.	144	11,167
Tupperware Brands Corp.	54	5,085
Under Armour Inc. - Class A (c)	83	7,227
Valassis Communications Inc. (e)	40	1,359
Wendy’s Co. (e)	288	2,509
Williams-Sonoma Inc.	92	5,358

		222,176

CONSUMER STAPLES - 3.9%
Church & Dwight Co. Inc.	143	9,506
Dean Foods Co. (c)	93	1,594
Energizer Holdings Inc.	64	6,968
Flowers Foods Inc.	179	3,851
Green Mountain Coffee Roasters Inc. (c) (e)	135	10,209
Hain Celestial Group Inc. (c)	50	4,496
Harris Teeter Supermarkets Inc.	52	2,547
Hillshire Brands Co.	128	4,278
Ingredion Inc.	80	5,503
Lancaster Colony Corp.	19	1,707
Post Holdings Inc. (c)	34	1,699
SUPERVALU Inc. (c)	199	1,452
Tootsie Roll Industries Inc. (e)	21	696
United Natural Foods Inc. (c)	51	3,873
Universal Corp. (e)	23	1,264
WhiteWave Foods Co. - Class A (c)	179	4,112

		63,755

ENERGY - 5.6%
Alpha Natural Resources Inc. (c)	233	1,662
Atwood Oceanics Inc. (c)	60	3,178

	Shares/Par (p)	Value
Bill Barrett Corp. (c) (e)	51	1,370
CARBO Ceramics Inc. (e)	21	2,422
Cimarex Energy Co.	90	9,426
Dresser-Rand Group Inc. (c)	79	4,709
Dril-Quip Inc. (c)	42	4,577
Energen Corp.	75	5,319
Gulfport Energy Corp. (c)	87	5,493
Helix Energy Solutions Group Inc. (c)	103	2,381
HollyFrontier Corp.	207	10,304
Murphy USA Inc. (c)	47	1,950
Oceaneering International Inc.	112	8,866
Oil States International Inc. (c)	57	5,806
Patterson-UTI Energy Inc.	152	3,851
Rosetta Resources Inc. (c)	62	2,991
SM Energy Co.	69	5,729
Superior Energy Services Inc. (c)	166	4,415
Tidewater Inc.	50	2,977
Unit Corp. (c)	44	2,261
World Fuel Services Corp.	75	3,249

		92,936

FINANCIALS - 21.3%
Affiliated Managers Group Inc. (c)	55	11,852
Alexander & Baldwin Inc.	45	1,892
Alexandria Real Estate Equities Inc.	73	4,658
Alleghany Corp. (c)	18	7,011
American Campus Communities Inc.	109	3,508
American Financial Group Inc.	74	4,277
Apollo Investment Corp.	222	1,884
Arthur J Gallagher & Co.	136	6,367
Aspen Insurance Holdings Ltd.	70	2,900
Associated Bancorp	171	2,969
Astoria Financial Corp.	86	1,188
BancorpSouth Inc.	87	2,215
Bank of Hawaii Corp.	46	2,697
BioMed Realty Trust Inc.	198	3,593
BRE Properties Inc. - Class A	80	4,382
Brown & Brown Inc.	123	3,858
Camden Property Trust	88	4,999
Cathay General Bancorp	77	2,067
CBOE Holdings Inc.	91	4,723
City National Corp.	49	3,913
Commerce Bancshares Inc.	83	3,711
Corporate Office Properties Trust	89	2,117
Cullen/Frost Bankers Inc.	55	4,108
Duke Realty Corp.	335	5,033
East West Bancorp Inc.	142	4,953
Eaton Vance Corp.	125	5,364
Equity One Inc.	65	1,452
Essex Property Trust Inc.	39	5,657
Everest Re Group Ltd.	50	7,746
Extra Space Storage Inc.	113	4,778
Federal Realty Investment Trust	68	6,848
Federated Investors Inc. - Class B (e)	98	2,823
Fidelity National Financial Inc. - Class A	258	8,372
First American Financial Corp.	112	3,161
First Horizon National Corp.	248	2,889
First Niagara Financial Group Inc.	367	3,900
FirstMerit Corp.	172	3,825
Fulton Financial Corp.	207	2,704
Greenhill & Co. Inc.	26	1,516
Hancock Holding Co.	85	3,133
Hanover Insurance Group Inc.	47	2,778
HCC Insurance Holdings Inc.	105	4,829
Highwoods Properties Inc.	92	3,344
Home Properties Inc.	58	3,118
Hospitality Properties Trust	153	4,148
International Bancshares Corp.	58	1,526

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
Janus Capital Group Inc.	159	1,971
Jones Lang LaSalle Inc.	46	4,696
Kemper Corp.	53	2,183
Kilroy Realty Corp.	84	4,205
Liberty Property Trust	151	5,122
Mack-Cali Realty Corp.	87	1,876
Mercury General Corp.	38	1,884
Mid-America Apartment Communities Inc.	77	4,683
MSCI Inc. - Class A (c)	125	5,473
National Retail Properties Inc. (e)	125	3,792
New York Community Bancorp Inc. (e)	458	7,716
Old Republic International Corp.	251	4,341
Omega Healthcare Investors Inc. (e)	126	3,762
Potlatch Corp.	42	1,761
Primerica Inc.	56	2,389
Prosperity Bancshares Inc.	57	3,629
Protective Life Corp.	81	4,126
Raymond James Financial Inc.	126	6,601
Rayonier Inc.	130	5,460
Realty Income Corp. (e)	212	7,922
Regency Centers Corp.	94	4,359
Reinsurance Group of America Inc.	74	5,715
SEI Investments Co.	149	5,175
Senior Housing Properties Trust	196	4,348
Signature Bank (c)	48	5,173
SL Green Realty Corp.	98	9,042
StanCorp Financial Group Inc.	46	3,073
SVB Financial Group (c)	47	4,893
Synovus Financial Corp.	1,013	3,647
Taubman Centers Inc.	66	4,213
TCF Financial Corp.	170	2,765
Trustmark Corp.	70	1,881
UDR Inc.	260	6,074
Valley National Bancorp (e)	208	2,105
Waddell & Reed Financial Inc. - Class A	89	5,803
Washington Federal Inc.	110	2,557
Webster Financial Corp.	94	2,927
Weingarten Realty Investors	116	3,192
Westamerica Bancorp (e)	28	1,553
WR Berkley Corp.	115	4,973

		351,846

HEALTH CARE - 8.6%
Allscripts-Misys Healthcare Solutions Inc. (c)	166	2,560
Bio-Rad Laboratories Inc. - Class A (c)	20	2,509
Charles River Laboratories International Inc. (c)	49	2,611
Community Health Systems Inc. (c)	96	3,774
Cooper Cos. Inc.	50	6,227
Covance Inc. (c)	57	5,056
Cubist Pharmaceuticals Inc. (c)	77	5,278
Endo Pharmaceuticals Holdings Inc. (c) (e)	119	8,010
Health Management Associates Inc. - Class A (c)	268	3,515
Health Net Inc. (c)	82	2,424
Henry Schein Inc. (c)	90	10,248
Hill-Rom Holdings Inc.	61	2,522
HMS Holdings Corp. (c)	91	2,058
Hologic Inc. (c)	279	6,226
Idexx Laboratories Inc. (c)	55	5,811
LifePoint Hospitals Inc. (c)	48	2,537
Mallinckrodt Plc (c)	61	3,175
Masimo Corp. (c)	55	1,617
MEDNAX Inc. (c)	104	5,559
Mettler-Toledo International Inc. (c)	31	7,533
Omnicare Inc.	107	6,476
Owens & Minor Inc. (e)	66	2,415
ResMed Inc. (e)	147	6,934
Salix Pharmaceuticals Ltd. (c)	65	5,837

	Shares/Par (p)	Value
STERIS Corp.	61	2,931
Techne Corp.	35	3,302
Teleflex Inc.	43	4,007
Thoratec Corp. (c)	58	2,117
United Therapeutics Corp. (c)	49	5,493
Universal Health Services Inc. - Class B	93	7,517
VCA Antech Inc. (c)	92	2,893
WellCare Health Plans Inc. (c)	45	3,177

		142,349

INDUSTRIALS - 16.7%
Acuity Brands Inc.	45	4,874
AECOM Technology Corp. (c)	105	3,085
AGCO Corp.	94	5,589
Alaska Air Group Inc. (e)	73	5,370
Alliant Techsystems Inc.	33	4,017
AO Smith Corp.	80	4,328
B/E Aerospace Inc. (c)	103	8,934
Brink’s Co.	51	1,726
Carlisle Cos. Inc.	66	5,246
CLARCOR Inc.	52	3,329
Clean Harbors Inc. (c)	57	3,413
Con-Way Inc.	58	2,322
Copart Inc. (c)	115	4,219
Corporate Executive Board Co.	34	2,627
Corrections Corp. of America	119	3,812
Crane Co.	50	3,379
Deluxe Corp.	53	2,767
Donaldson Co. Inc.	140	6,100
Esterline Technologies Corp. (c)	32	3,298
Exelis Inc.	197	3,745
Fortune Brands Home & Security Inc.	171	7,806
FTI Consulting Inc. (c)	42	1,709
GATX Corp.	49	2,550
General Cable Corp.	52	1,528
Genesee & Wyoming Inc. - Class A (c)	52	5,042
Graco Inc.	63	4,951
Granite Construction Inc.	38	1,323
Harsco Corp.	82	2,287
Herman Miller Inc.	62	1,816
HNI Corp. (e)	47	1,840
Hubbell Inc. - Class B	56	6,047
Huntington Ingalls Industries Inc.	52	4,656
IDEX Corp.	84	6,216
ITT Corp.	96	4,170
JB Hunt Transport Services Inc.	94	7,276
JetBlue Airways Corp. (c)	235	2,008
KBR Inc.	154	4,897
Kennametal Inc.	81	4,193
Kirby Corp. (c)	59	5,858
Landstar System Inc.	47	2,702
Lennox International Inc.	48	4,055
Lincoln Electric Holdings Inc.	86	6,153
Manpower Inc.	82	7,007
Matson Inc.	42	1,095
Mine Safety Appliances Co.	33	1,667
MSC Industrial Direct Co. - Class A	50	4,025
Nordson Corp.	62	4,620
Old Dominion Freight Line Inc. (c)	69	3,675
Oshkosh Corp.	91	4,584
Regal-Beloit Corp.	47	3,455
Rollins Inc.	67	2,016
RR Donnelley & Sons Co. (e)	188	3,817
SPX Corp.	47	4,694
Terex Corp.	115	4,841
Timken Co.	83	4,563
Towers Watson & Co. - Class A	66	8,407
Trinity Industries Inc.	82	4,491

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
Triumph Group Inc.	54	4,085
United Rentals Inc. (c) (e)	97	7,545
URS Corp.	78	4,121
UTi Worldwide Inc.	95	1,675
Valmont Industries Inc.	27	4,087
Wabtec Corp.	99	7,377
Waste Connections Inc.	128	5,598
Watsco Inc.	28	2,707
Werner Enterprises Inc. (e)	45	1,122
Woodward Governor Co.	63	2,876

		275,413

INFORMATION TECHNOLOGY - 15.2%
3D Systems Corp. (c) (e)	98	9,069
ACI Worldwide Inc. (c)	39	2,554
Acxiom Corp. (c)	78	2,879
ADTRAN Inc.	62	1,678
Advanced Micro Devices Inc. (c) (e)	612	2,368
Advent Software Inc.	42	1,456
Ansys Inc. (c)	97	8,424
AOL Inc. (c)	80	3,747
Arrow Electronics Inc. (c)	104	5,662
Atmel Corp. (c)	444	3,477
Avnet Inc.	143	6,287
Broadridge Financial Solutions Inc.	124	4,886
Cadence Design Systems Inc. (c)	293	4,112
Ciena Corp. (c)	106	2,544
CommVault Systems Inc. (c)	45	3,354
Compuware Corp.	217	2,436
Concur Technologies Inc. (c) (e)	49	5,016
Convergys Corp.	107	2,245
CoreLogic Inc. (c)	98	3,465
Cree Inc. (c)	124	7,763
Cypress Semiconductor Corp.	141	1,484
Diebold Inc.	66	2,181
DST Systems Inc.	31	2,851
Equinix Inc. (c)	51	9,130
FactSet Research Systems Inc. (e)	42	4,593
Fair Isaac Corp.	37	2,331
Fairchild Semiconductor International Inc. (c)	133	1,772
Gartner Inc. - Class A (c)	97	6,900
Global Payments Inc.	76	4,925
Informatica Corp. (c)	112	4,660
Ingram Micro Inc. - Class A (c)	157	3,684
Integrated Device Technology Inc. (c)	147	1,493
InterDigital Inc.	42	1,225
International Rectifier Corp. (c)	73	1,904
Intersil Corp. - Class A	127	1,452
Itron Inc. (c)	41	1,702
Jack Henry & Associates Inc.	90	5,308
JDS Uniphase Corp. (c)	241	3,129
Leidos Holdings Inc. (e)	74	3,443
Lender Processing Services Inc.	89	3,311
Lexmark International Inc. - Class A (e)	65	2,292
Mantech International Corp. - Class A	26	765
Mentor Graphics Corp.	99	2,387
MICROS Systems Inc. (c)	78	4,486
National Instruments Corp.	99	3,176
NCR Corp. (c)	170	5,803
NeuStar Inc. - Class A (c)	67	3,334
Plantronics Inc.	45	2,070
Polycom Inc. (c)	147	1,653
PTC Inc. (c)	125	4,409
Rackspace Hosting Inc. (c)	118	4,604
RF Micro Devices Inc. (c)	295	1,522
Riverbed Technology Inc. (c)	170	3,081
Rovi Corp. (c)	108	2,132
Science Applications International Corp.	42	1,399

	Shares/Par (p)	Value
Semtech Corp. (c)	70	1,772
Silicon Laboratories Inc. (c)	40	1,750
Skyworks Solutions Inc. (c)	195	5,566
SolarWinds Inc. (c)	68	2,556
Solera Holdings Inc.	72	5,074
SunEdison Inc. (c)	252	3,284
Synopsys Inc. (c)	160	6,490
Tech Data Corp. (c)	38	1,972
Teradyne Inc. (c)	198	3,495
TIBCO Software Inc. (c)	162	3,638
Trimble Navigation Ltd. (c)	265	9,211
ValueClick Inc. (c)	65	1,518
VeriFone Systems Inc. (c)	113	3,022
Vishay Intertechnology Inc. (c)	138	1,827
WEX Inc. (c)	40	3,995
Zebra Technologies Corp. - Class A (c)	52	2,818

		252,001

MATERIALS - 6.8%
Albemarle Corp.	84	5,347
AptarGroup Inc.	69	4,675
Ashland Inc.	75	7,246
Cabot Corp.	63	3,213
Carpenter Technology Corp.	54	3,355
Commercial Metals Co.	122	2,475
Compass Minerals International Inc.	35	2,776
Cytec Industries Inc.	38	3,520
Domtar Corp.	34	3,203
Eagle Materials Inc.	51	3,956
Greif Inc. - Class A	32	1,679
Intrepid Potash Inc. (c) (e)	53	834
Louisiana-Pacific Corp. (c)	145	2,689
Martin Marietta Materials Inc.	48	4,772
Minerals Technologies Inc.	35	2,112
NewMarket Corp. (e)	12	3,940
Olin Corp. (e)	81	2,336
Packaging Corp. of America	102	6,463
Reliance Steel & Aluminum Co.	79	6,019
Rock-Tenn Co. - Class A	75	7,838
Royal Gold Inc.	68	3,121
RPM International Inc.	138	5,718
Scotts Miracle-Gro Co. - Class A	45	2,801
Sensient Technologies Corp.	50	2,450
Silgan Holdings Inc.	47	2,263
Sonoco Products Co.	105	4,387
Steel Dynamics Inc.	229	4,482
Valspar Corp.	85	6,050
Worthington Industries Inc.	53	2,218

		111,938

TELECOMMUNICATION SERVICES - 0.4%
Telephone & Data Systems Inc.	102	2,624
tw telecom inc. (c)	152	4,617

		7,241

UTILITIES - 4.2%
Alliant Energy Corp.	115	5,956
Aqua America Inc.	183	4,307
Atmos Energy Corp.	94	4,277
Black Hills Corp.	46	2,425
Cleco Corp.	63	2,956
Great Plains Energy Inc.	160	3,876
Hawaiian Electric Industries Inc. (e)	102	2,667
IDACORP Inc.	52	2,711
MDU Resources Group Inc.	196	6,001
National Fuel Gas Co.	87	6,201
OGE Energy Corp.	205	6,964
PNM Resources Inc.	81	1,944

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
Questar Corp.	182	4,189
UGI Corp.	118	4,884
Vectren Corp.	86	3,041
Westar Energy Inc.	132	4,245
WGL Holdings Inc.	54	2,160

		68,804

Total Common Stocks (cost $1,177,086)		1,588,459

SHORT TERM INVESTMENTS - 10.3%

Investment Companies - 3.6%
JNL Money Market Fund, 0.01% (a) (h)	59,904	59,904

Securities Lending Collateral - 6.5%
Securities Lending Cash Collateral Fund LLC, 0.22% (a) (h)	106,974	106,974

Treasury Securities - 0.2%
U.S. Treasury Bill
0.07%, 03/13/14 (o)	$710	710
0.07%, 03/27/14 (o)	705	705
0.07%, 06/26/14 (o)	1,290	1,289

		2,704

Total Short Term Investments (cost $169,583)		169,582

Total Investments - 106.4% (cost $1,346,669)		1,758,041
Other Assets and Liabilities, Net - (6.4%)		(105,888)

Total Net Assets - 100.0%		$1,652,153

JNL/Mellon Capital Small Cap Index Fund

COMMON STOCKS - 97.2%

CONSUMER DISCRETIONARY - 13.3%
1-800-Flowers.com Inc. - Class A (c)	26	$138
Aeropostale Inc. (c) (e)	82	746
AFC Enterprises Inc. (c)	25	963
AH Belo Corp. - Class A	22	165
America’s Car-Mart Inc. (c)	9	385
American Apparel Inc. (c) (e)	51	63
American Axle & Manufacturing Holdings Inc. (c)	72	1,464
American Public Education Inc. (c)	19	837
Ann Inc. (c)	50	1,838
Arctic Cat Inc.	14	785
Asbury Automotive Group Inc. (c)	33	1,785
Ascent Capital Group Inc. (c)	15	1,325
Barnes & Noble Inc. (c)	44	662
Bassett Furniture Industries Inc.	10	149
Beasley Broadcasting Group Inc. - Class A	3	24
Beazer Homes USA Inc. (c) (e)	26	636
Bebe Stores Inc.	41	218
Big 5 Sporting Goods Corp.	16	326
Biglari Holdings Inc. (c)	2	779
BJ’s Restaurants Inc. (c)	26	801
Black Diamond Inc. (c) (e)	26	344
Bloomin’ Brands Inc. (c)	59	1,414
Blue Nile Inc. (c)	13	606
Blyth Inc. (e)	8	92
Bob Evans Farms Inc.	30	1,503
Body Central Corp. (c)	15	58
Bon-Ton Stores Inc. (e)	13	216
Boyd Gaming Corp. (c)	73	819
Bravo Brio Restaurant Group Inc. (c)	22	363
Bridgepoint Education Inc. (c) (e)	17	295
Bright Horizons Family Solutions Inc. (c)	13	490
Brown Shoe Co. Inc.	45	1,275
Brunswick Corp.	98	4,514

	Shares/Par (p)	Value
Buckle Inc. (e)	30	1,564
Buffalo Wild Wings Inc. (c)	20	2,998
Burlington Stores Inc. (c)	16	513
Caesars Entertainment Corp. (c)	45	962
Callaway Golf Co.	74	623
Capella Education Co.	12	804
Career Education Corp. (c)	55	312
Carmike Cinemas Inc. (c)	24	667
Carriage Services Inc.	16	311
Carrol’s Restaurant Group Inc. (c)	21	138
Cato Corp. - Class A	29	915
Cavco Industries Inc. (c)	8	539
CEC Entertainment Inc.	19	823
Central European Media Entertainment Ltd. - Class A (c)	84	323
Cheesecake Factory Inc.	57	2,745
Childrens Place Retail Stores Inc. (c)	25	1,402
Christopher & Banks Corp. (c)	45	382
Churchill Downs Inc.	15	1,351
Chuy’s Holdings Inc. (c)	18	640
Citi Trends Inc. (c)	19	316
ClubCorp Holdings Inc.	22	384
Columbia Sportswear Co. (e)	14	1,063
Conn’s Inc. (c) (e)	25	1,934
Container Store Group Inc. (c)	15	700
Cooper Tire & Rubber Co.	69	1,661
Core-Mark Holding Co. Inc.	13	961
Corinthian Colleges Inc. (c) (e)	76	134
Cracker Barrel Old Country Store Inc.	21	2,352
Crocs Inc. (c)	92	1,471
Crown Media Holdings Inc. - Class A (c)	31	108
CSS Industries Inc.	10	299
Culp Inc.	8	168
Cumulus Media Inc. - Class A (c) (e)	89	686
Daily Journal Corp. (c)	1	144
Dana Holding Corp.	159	3,127
Del Frisco’s Restaurant Group Inc. (c)	13	298
Denny’s Corp. (c)	96	687
Destination Maternity Corp.	14	419
Destination XL Group Inc. (c)	48	318
Dex Media Inc. (c) (e)	22	147
Diamond Resorts International Inc. (c)	18	337
Digital Generation Inc. (c)	28	351
DineEquity Inc.	18	1,511
Diversified Restaurant Holdings Inc. (c)	9	45
Dorman Products Inc. (c)	27	1,506
Drew Industries Inc.	25	1,286
Education Management Corp. (c) (e)	27	276
Einstein Noah Restaurant Group Inc.	7	101
Entercom Communications Corp. - Class A (c)	28	295
Entravision Communications Corp. - Class A	62	381
Ethan Allen Interiors Inc.	27	827
EveryWare Global Inc. (c) (e)	9	71
EW Scripps Co. - Class A (c)	34	745
Express Inc. (c)	93	1,735
Federal-Mogul Corp. (c)	22	438
Fiesta Restaurant Group Inc. (c)	24	1,258
Fifth & Pacific Co. Inc. (c)	130	4,173
Finish Line Inc. - Class A	54	1,519
Five Below Inc. (c) (e)	35	1,509
Flexsteel Industries Inc.	5	158
Fox Factory Holding Corp. (c)	10	178
Francesca’s Holdings Corp. (c) (e)	46	848
Fred’s Inc. - Class A	40	745
FTD Cos. Inc. (c)	19	615
Fuel Systems Solutions Inc. (c)	14	197
G-III Apparel Group Ltd. (c)	18	1,296
Genesco Inc. (c)	26	1,869

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
Gentherm Inc. (c)	37	982
Global Sources Ltd. (c)	22	176
Gordman’s Stores Inc.	12	90
Grand Canyon Education Inc. (c)	49	2,154
Gray Television Inc. (c)	57	843
Group 1 Automotive Inc.	23	1,646
Harte-Hanks Inc.	48	378
Haverty Furniture Cos. Inc.	22	690
Helen of Troy Ltd. (c)	34	1,682
Hemisphere Media Group Inc. - Class A (c) (e)	8	90
hhgregg Inc. (c)	12	164
Hibbett Sports Inc. (c) (e)	28	1,860
Hillenbrand Inc.	59	1,722
Hooker Furniture Corp.	12	202
Houghton Mifflin Harcourt Co. (c)	22	372
Hovnanian Enterprises Inc. - Class A (c) (e)	124	821
HSN Inc.	37	2,296
Iconix Brand Group Inc. (c)	56	2,209
Ignite Restaurant Group Inc. (c) (e)	9	113
International Speedway Corp. - Class A	31	1,088
Interval Leisure Group Inc.	43	1,338
iRobot Corp. (c)	30	1,030
Isle of Capri Casinos Inc. (c)	19	172
ITT Educational Services Inc. (c) (e)	26	863
Jack in the Box Inc. (c)	48	2,424
Jakks Pacific Inc. (e)	21	143
Jamba Inc. (c)	16	196
Johnson Outdoors Inc. - Class A	4	121
Jos. A. Bank Clothiers Inc. (c)	31	1,674
Journal Communications Inc. - Class A (c)	50	466
JTH Holding Inc. - Class A (c) (e)	4	98
K12 Inc. (c)	28	619
KB Home (e)	89	1,627
Kirkland’s Inc. (c)	16	377
Krispy Kreme Doughnuts Inc. (c)	70	1,345
La-Z-Boy Inc.	57	1,778
Leapfrog Enterprises Inc. - Class A (c) (e)	66	527
LGI Homes Inc. (c)	9	167
Libbey Inc. (c)	22	459
Life Time Fitness Inc. (c)	47	2,203
LifeLock Inc. (c)	63	1,042
Lifetime Brands Inc.	11	173
Lincoln Educational Services Corp.	28	140
Lithia Motors Inc. - Class A	24	1,642
Live Nation Inc. (c)	153	3,020
Luby’s Inc. (c)	22	170
Lumber Liquidators Holdings Inc. (c)	30	3,066
M/I Homes Inc. (c)	25	639
Mac-Gray Corp.	13	279
Marcus Corp.	19	257
Marine Products Corp.	6	57
MarineMax Inc. (c)	27	428
Marriott Vacations Worldwide Corp. (c)	31	1,638
Martha Stewart Living Omnimedia Inc. - Class A (c)	27	113
Matthews International Corp. - Class A	29	1,235
Mattress Firm Holding Corp. (c) (e)	15	633
McClatchy Co. - Class A (c)	59	199
MDC Holdings Inc.	43	1,381
MDC Partners Inc.	40	1,012
Media General Inc. - Class A (c) (e)	23	509
Men’s Wearhouse Inc.	51	2,613
Meredith Corp.	38	1,971
Meritage Homes Corp. (c)	39	1,848
Modine Manufacturing Co. (c)	52	663
Monarch Casino & Resort Inc. (c)	9	176
Monro Muffler Brake Inc. (e)	33	1,877
Morgans Hotel Group Co. (c)	30	246

	Shares/Par (p)	Value
Movado Group Inc.	19	858
Multimedia Games Inc. (c)	30	949
Nathan’s Famous Inc. (c)	3	176
National CineMedia Inc.	65	1,293
Nautilus Inc. (c)	38	323
New York & Co. Inc. (c)	25	110
New York Times Co. - Class A (e)	141	2,231
Nexstar Broadcasting Group Inc. - Class A	32	1,790
Noodles & Co. - Class A (c) (e)	6	227
NutriSystem Inc.	32	525
Office Depot Inc. (c)	525	2,778
Orbitz Worldwide Inc. (c)	24	175
Orient-Express Hotels Ltd. - Class A (c)	105	1,584
Outerwall Inc. (c) (e)	30	2,016
Overstock.com Inc. (c)	12	379
Oxford Industries Inc.	14	1,136
Pacific Sunwear of California Inc. (c)	41	136
Papa John’s International Inc.	35	1,593
Penske Auto Group Inc.	46	2,173
Pep Boys-Manny Moe & Jack (c)	58	707
Perry Ellis International Inc. (c)	15	230
PetMed Express Inc. (e)	20	333
Pier 1 Imports Inc.	103	2,382
Pinnacle Entertainment Inc. (c)	62	1,616
Pool Corp.	51	2,943
Potbelly Corp. (c) (e)	9	219
Quicksilver Inc. (c)	145	1,275
RadioShack Corp. (c) (e)	116	302
ReachLocal Inc. (c)	9	109
Reading International Inc. - Class A (c)	15	111
Red Robin Gourmet Burgers Inc. (c)	16	1,143
Regis Corp.	52	754
Remy International Inc.	16	374
Rent-A-Center Inc.	58	1,939
Rentrak Corp. (c)	11	408
Restoration Hardware Holdings Inc. (c)	19	1,303
RetailMeNot Inc. (c)	10	277
RG Barry Corp.	10	193
Ruby Tuesday Inc. (c)	63	439
Ruth’s Hospitality Group Inc.	37	528
Ryland Group Inc.	50	2,181
Saga Communications Inc. - Class A	6	294
Salem Communications Corp. - Class A	8	71
Scholastic Corp.	28	940
Scientific Games Corp. - Class A (c)	53	891
Sears Hometown and Outlet Stores Inc. (c)	10	257
Select Comfort Corp. (c)	59	1,250
SFX Entertainment Inc. (c)	21	251
Shiloh Industries Inc. (c)	8	156
Shoe Carnival Inc.	17	489
Shutterfly Inc. (c)	41	2,107
Shutterstock Inc. (c) (e)	8	681
Sinclair Broadcast Group Inc. - Class A	74	2,659
Skechers U.S.A. Inc. - Class A (c)	42	1,405
Skullcandy Inc. (c)	25	181
Smith & Wesson Holding Corp. (c) (e)	60	805
Sonic Automotive Inc. - Class A	41	998
Sonic Corp. (c)	62	1,244
Sotheby’s - Class A	74	3,938
Spartan Motors Inc.	33	219
Speedway Motorsports Inc.	11	224
Stage Stores Inc. (e)	36	796
Standard Motor Products Inc.	22	799
Standard-Pacific Corp. (c)	162	1,470
Stein Mart Inc.	31	420
Steiner Leisure Ltd. (c)	15	755
Steven Madden Ltd. (c)	65	2,394
Stoneridge Inc. (c)	29	370

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
Strayer Education Inc. (c) (e)	12	417
Sturm Ruger & Co. Inc. (e)	21	1,546
Superior Industries International Inc.	26	538
Systemax Inc. (c)	13	150
Tenneco Inc. (c)	66	3,733
Texas Roadhouse Inc. - Class A	67	1,849
The Jones Group Inc.	88	1,312
Tile Shop Holdings Inc. (c) (e)	20	366
Tilly’s Inc. - Class A (c)	10	115
Tower International Inc. (c)	8	161
Town Sports International Holdings Inc.	27	394
Trans World Entertainment (c)	9	41
TRI Pointe Homes Inc. (c) (e)	17	343
Tuesday Morning Corp. (c)	45	712
Tumi Holdings Inc. (c)	50	1,131
UCP Inc - Class A (c)	8	120
Unifi Inc. (c)	17	458
Universal Electronics Inc. (c)	16	594
Universal Technical Institute Inc.	24	333
Vail Resorts Inc.	38	2,881
Valassis Communications Inc. (e)	41	1,394
ValueVision Media Inc. (c)	49	339
Vera Bradley Inc. (c) (e)	24	571
Vince Holding Corp. (c)	12	369
Vitacost.com Inc. (c)	21	124
Vitamin Shoppe Inc. (c)	33	1,725
VOXX International Corp. - Class A (c)	21	358
WCI Communities Inc (c)	7	133
West Marine Inc. (c)	17	239
Wet Seal Inc. - Class A (c)	101	275
Weyco Group Inc.	7	193
William Lyon Homes - Class A (c)	15	335
Winmark Corp.	3	250
Winnebago Industries Inc. (c)	31	850
Wolverine World Wide Inc.	109	3,699
World Wrestling Entertainment Inc. - Class A	33	540
Zagg Inc. (c) (e)	31	135
Zale Corp. (c)	34	532
Zumiez Inc. (c)	23	601

		246,107

CONSUMER STAPLES - 3.8%
Alico Inc.	3	124
Alliance One International Inc. (c)	98	298
Andersons Inc.	20	1,776
Annie’s Inc. (c)	15	645
Arden Group Inc. - Class A	1	144
B&G Foods Inc.	58	1,953
Boston Beer Co. Inc. - Class A (c) (e)	9	2,171
Boulder Brands Inc. (c)	62	988
Cal-Maine Foods Inc.	16	988
Calavo Growers Inc.	13	382
Casey’s General Stores Inc.	42	2,924
Central Garden & Pet Co. - Class A (c)	50	340
Chefs’ Warehouse Inc. (c)	17	506
Chiquita Brands International Inc. (c)	51	595
Coca-Cola Bottling Co.	5	386
Craft Brewers Alliance Inc. (c)	12	205
Darling International Inc. (c)	169	3,531
Diamond Foods Inc. (c) (e)	23	598
Elizabeth Arden Inc. (c)	27	951
Fairway Group Holdings Corp. - Class A (c) (e)	17	313
Farmer Bros. Co. (c)	7	170
Female Health Co.	21	182
Fresh Del Monte Produce Inc.	40	1,125
Griffin Land & Nurseries Inc. - Class A	2	72
Hain Celestial Group Inc. (c)	42	3,782
Harbinger Group Inc. (c) (e)	36	430

	Shares/Par (p)	Value
Harris Teeter Supermarkets Inc.	53	2,604
Ingles Markets Inc. - Class A	14	367
Inter Parfums Inc.	18	644
Inventure Foods Inc. (c)	18	235
J&J Snack Foods Corp.	16	1,449
John B. Sanfilippo & Son Inc.	8	202
Lancaster Colony Corp.	20	1,738
Lifevantage Corp. (c)	133	220
Lifeway Foods Inc. (e)	5	85
Limoneira Co.	10	258
Medifast Inc. (c)	16	408
National Beverage Corp. (c)	11	214
Natural Grocers by Vitamin Cottage Inc. (c) (e)	10	427
Nature’s Sunshine Products Inc.	10	176
Nutraceutical International Corp. (c)	11	283
Oil-Dri Corp. of America	6	222
Omega Protein Corp. (c)	20	243
Orchids Paper Products Co.	6	197
Pantry Inc. (c)	28	474
Pilgrim’s Pride Corp. (c)	64	1,032
Post Holdings Inc. (c)	35	1,714
Prestige Brands Holdings Inc. (c)	55	1,951
PriceSmart Inc.	21	2,372
Revlon Inc. - Class A (c)	11	274
Rite Aid Corp. (c)	791	4,004
Roundy’s Inc.	29	289
Sanderson Farms Inc.	25	1,774
Seneca Foods Corp. - Class A (c)	8	263
Snyders-Lance Inc.	52	1,492
Spartan Stores Inc.	39	959
Spectrum Brands Holdings Inc.	23	1,616
Star Scientific Inc. (c) (e)	191	221
SUPERVALU Inc. (c)	216	1,577
Susser Holdings Corp. (c) (e)	19	1,237
Synutra International Inc. (c)	14	121
Tootsie Roll Industries Inc.	20	659
TreeHouse Foods Inc. (c)	39	2,713
United Natural Foods Inc. (c)	53	4,031
Universal Corp. (e)	26	1,395
USANA Health Sciences Inc. (c) (e)	7	497
Vector Group Ltd. (e)	70	1,147
Village Super Market Inc. - Class A	7	229
WD-40 Co.	17	1,267
Weis Markets Inc.	11	601

		69,460

ENERGY - 5.3%
Abraxas Petroleum Corp. (c)	81	265
Adams Resources & Energy Inc.	3	190
Alon USA Energy Inc. (e)	26	424
Alpha Natural Resources Inc. (c)	235	1,679
Amyris Inc. (c) (e)	24	129
Apco Oil And Gas International Inc. (c)	11	178
Approach Resources Inc. (c) (e)	36	704
Arch Coal Inc. (e)	222	990
Athlon Energy Inc. (c)	19	563
Basic Energy Services Inc. (c)	34	531
Bill Barrett Corp. (c) (e)	53	1,428
Bolt Technology Corp.	11	234
Bonanza Creek Energy Inc. (c)	31	1,363
BPZ Resources Inc. (c) (e)	134	244
Bristow Group Inc.	39	2,945
C&J Energy Services Inc. (c) (e)	47	1,090
Cal Dive International Inc. (c) (e)	96	193
Callon Petroleum Co. (c)	50	325
CARBO Ceramics Inc. (e)	21	2,459
Carrizo Oil & Gas Inc. (c)	49	2,183
Clayton Williams Energy Inc. (c)	7	542

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
Clean Energy Fuels Corp. (c) (e)	71	918
Cloud Peak Energy Inc. (c)	64	1,147
Comstock Resources Inc.	50	923
Contango Oil & Gas Co. (c)	16	754
Crosstex Energy Inc.	52	1,880
Dawson Geophysical Co. (c)	10	321
Delek US Holdings Inc.	39	1,336
Diamondback Energy Inc. (c)	20	1,080
Emerald Oil Inc. (c)	63	486
Endeavour International Corp. (c) (e)	47	246
Energy XXI Bermuda Ltd.	85	2,290
EPL Oil & Gas Inc. (c)	31	893
Equal Energy Ltd.	38	206
Era Group Inc. (c)	21	646
Evolution Petroleum Corp.	20	244
EXCO Resources Inc. (e)	142	755
Exterran Holdings Inc. (c)	61	2,098
Forest Oil Corp. (c) (e)	125	450
Forum Energy Technologies Inc. (c)	43	1,219
Frontline Ltd. (c) (e)	51	190
FX Energy Inc. (c) (e)	67	244
GasLog Ltd.	28	479
Gastar Exploration Ltd. (c)	69	475
Geospace Technologies Corp. (c)	14	1,340
Global Geophysical Services Inc. (c)	15	25
Goodrich Petroleum Corp. (c) (e)	35	590
Green Plains Renewable Energy Inc. (e)	28	549
Gulf Island Fabrication Inc.	16	381
Gulfmark Offshore Inc. - Class A	28	1,340
Halcon Resources Corp. (c) (e)	254	979
Hallador Energy Co.	6	52
Helix Energy Solutions Group Inc. (c)	115	2,668
Hercules Offshore Inc. (c)	167	1,093
Hornbeck Offshore Services Inc. (c)	39	1,918
ION Geophysical Corp. (c)	146	481
Isramco Inc. (c)	1	123
Jones Energy Inc. - Class A (c)	12	170
Key Energy Services Inc. (c)	167	1,318
KiOR Inc. - Class A (c) (e)	39	65
Knightsbridge Tankers Ltd.	30	275
Kodiak Oil & Gas Corp. (c)	288	3,226
L&L Energy Inc. (c) (e) (f)	26	44
Magnum Hunter Resources Corp. (c) (e)	188	1,376
Matador Resources Co. (c)	61	1,141
Matrix Service Co. (c)	27	662
Midstates Petroleum Co. Inc. (c) (e)	39	261
Miller Energy Resources Inc. (c) (e)	33	234
Mitcham Industries Inc. (c)	16	278
Natural Gas Services Group Inc. (c)	14	386
Newpark Resources Inc. (c)	95	1,162
Nordic American Tankers Ltd. (e)	81	783
Northern Oil and Gas Inc. (c) (e)	70	1,055
Nuverra Environmental Solutions Inc. (c) (e)	16	263
Panhandle Oil and Gas Inc. - Class A	7	246
Parker Drilling Co. (c)	131	1,067
PDC Energy Inc. (c)	38	2,020
Penn Virginia Corp. (c)	62	584
PetroQuest Energy Inc. (c)	66	286
PHI Inc. (c)	14	611
Pioneer Energy Services Corp. (c)	65	517
Quicksilver Resources Inc. (c) (e)	144	443
Renewable Energy Group Inc. (c)	24	274
Rentech Inc. (c)	235	411
Resolute Energy Corp. (c)	74	670
Rex Energy Corp. (c)	47	933
Rex Stores Corp. (c)	6	263
RigNet Inc. (c)	13	623
Rosetta Resources Inc. (c)	66	3,181

	Shares/Par (p)	Value
Sanchez Energy Corp. (c) (e)	40	979
Scorpio Tankers Inc.	201	2,369
SEACOR Holdings Inc. (c)	22	1,997
SemGroup Corp. - Class A	45	2,925
Ship Finance International Ltd. (e)	59	959
Solazyme Inc. (c) (e)	52	571
Stone Energy Corp. (c)	53	1,841
Swift Energy Co. (c) (e)	45	609
Synergy Resources Corp. (c)	56	515
Targa Resources Corp.	36	3,152
Teekay Tankers Ltd. - Class A	75	295
Tesco Corp. (c)	33	655
Tetra Technologies Inc. (c)	82	1,013
TGC Industries Inc.	17	124
Triangle Petroleum Corp. (c)	72	595
Ur-Energy Inc. (c) (e)	107	147
Uranium Energy Corp. (c) (e)	103	206
VAALCO Energy Inc. (c)	66	453
Vantage Drilling Co. (c) (e)	226	417
W&T Offshore Inc.	38	610
Warren Resources Inc. (c)	73	228
Western Refining Inc. (e)	58	2,447
Westmoreland Coal Co. (c)	12	238
Willbros Group Inc. (c)	45	424
ZaZa Energy Corp. (c) (e)	20	19

		98,094

FINANCIALS - 21.9%
1st Source Corp.	17	540
1st United Bancorp Inc.	31	235
Acadia Realty Trust	59	1,456
Access National Corp.	6	88
AG Mortgage Investment Trust Inc.	31	488
Agree Realty Corp.	15	433
Alexander & Baldwin Inc.	47	1,960
Alexander’s Inc.	2	760
Altisource Residential Corp. - Class B	46	1,396
Ambac Financial Group Inc. (c)	47	1,157
American Assets Trust Inc.	37	1,158
American Capital Mortgage Investment Corp.	57	997
American Equity Investment Life Holding Co.	68	1,798
American National Bankshares Inc.	9	229
American Realty Capital Properties Inc. (e)	164	2,112
American Residential Properties Inc. (c)	16	274
Ameris Bancorp (c)	27	564
Amerisafe Inc.	20	851
Ames National Corp. (e)	9	199
AmREIT Inc. - Class B	22	374
AmTrust Financial Services Inc. (e)	34	1,115
Anworth Mortgage Asset Corp.	159	668
Apollo Commercial Real Estate Finance Inc.	38	624
Apollo Investment Corp.	245	2,076
Apollo Residential Mortgage Inc.	33	492
Ares Commercial Real Estate Corp.	20	268
Argo Group International Holdings Ltd.	29	1,333
Arlington Asset Investment Corp. - Class A	17	438
Armada Hoffler Properties Inc.	21	199
ARMOUR Residential REIT Inc.	399	1,598
Arrow Financial Corp.	11	291
Ashford Hospitality Prime Inc.	14	247
Ashford Hospitality Trust Inc.	68	562
Associated Estates Realty Corp. (e)	60	966
Astoria Financial Corp.	97	1,338
AV Homes Inc. (c)	9	165
Aviv REIT Inc.	13	313
Baldwin & Lyons Inc. - Class B	10	287
Banc of California Inc.	20	268
BancFirst Corp.	8	436

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
Banco Latinoamericano de Comercio Exterior SA - Class E	32	906
Bancorp Inc. (c)	36	645
BancorpSouth Inc.	104	2,633
Bank Mutual Corp.	55	388
Bank of Kentucky Financial Corp.	6	213
Bank of Marin Bancorp	5	235
Bank of the Ozarks Inc.	34	1,921
BankFinancial Corp.	19	178
Banner Corp.	22	965
Bar Harbor Bankshares	5	195
BBCN Bancorp Inc.	87	1,436
BBX Capital Corp. - Class A (c) (e)	6	99
Beneficial Mutual Bancorp Inc. (c)	33	356
Berkshire Hills Bancorp Inc.	27	749
BGC Partners Inc. - Class A	139	843
BlackRock Kelso Capital Corp.	81	756
Blue Capital Reinsurance Holdings Ltd. (c) (e)	7	120
BNC Bancorp	21	362
BofI Holding Inc. (c)	13	992
Boston Private Financial Holdings Inc.	88	1,107
Bridge Bancorp Inc.	13	340
Bridge Capital Holdings (c)	12	249
Brookline Bancorp Inc.	78	745
Bryn Mawr Bank Corp.	15	462
C&F Financial Corp.	3	148
Calamos Asset Management Inc. - Class A	19	219
California First National Bancorp	1	14
Camden National Corp.	9	368
Campus Crest Communities Inc.	71	665
Capital Bank Financial Corp. - Class A (c)	27	618
Capital City Bank Group Inc. (c)	10	118
Capital Southwest Corp.	14	487
Capitol Federal Financial Inc.	162	1,965
Capstead Mortgage Corp.	105	1,266
Cardinal Financial Corp.	34	610
Cascade Bancorp (c) (e)	4	20
Cash America International Inc. (e)	30	1,164
Cathay General Bancorp	86	2,295
Cedar Shopping Centers Inc.	82	511
Center Bancorp Inc.	11	211
CenterState Banks of Florida Inc.	30	305
Central Pacific Financial Corp.	24	481
Century Bancorp Inc. - Class A	3	98
Chambers Street Properties (e)	257	1,968
Charter Financial Corp.	22	242
Chatham Lodging Trust	27	551
Chemical Financial Corp.	32	1,029
Chemung Financial Corp.	3	108
Chesapeake Lodging Trust	53	1,347
CIFC Corp.	8	59
Citizens & Northern Corp.	15	299
Citizens Inc. - Class A (c)	49	431
City Holdings Co.	17	794
Clifton Savings Bancorp Inc.	8	102
CNB Financial Corp.	17	317
CNO Financial Group Inc.	241	4,261
CoBiz Financial Inc.	36	430
Cohen & Steers Inc. (e)	21	826
Colony Financial Inc.	82	1,664
Columbia Banking System Inc.	56	1,536
Community Bank System Inc.	44	1,734
Community Trust Bancorp Inc.	16	704
CommunityOne Bancorp (c)	8	102
ConnectOne Bancorp Inc. (c)	1	56
Consolidated-Tomoka Land Co.	6	215
Consumer Portfolio Services Inc. (c)	23	217
Coresite Realty Corp.	23	740

	Shares/Par (p)	Value
Cousins Properties Inc.	183	1,886
Cowen Group Inc. - Class A (c)	111	433
Crawford & Co. - Class B	26	243
Credit Acceptance Corp. (c)	7	966
CU Bancorp (c)	9	153
CubeSmart	145	2,308
Customers Bancorp Inc. (c)	20	408
CVB Financial Corp.	97	1,655
CyrusOne Inc.	22	485
CYS Investments Inc.	186	1,378
DCT Industrial Trust Inc.	316	2,254
DFC Global Corp. (c)	42	482
Diamond Hill Investment Group Inc.	3	382
DiamondRock Hospitality Co.	213	2,455
Dime Community Bancshares Inc.	33	553
Donegal Group Inc. - Class A	7	114
Doral Financial Corp. (c)	8	130
DuPont Fabros Technology Inc. (e)	66	1,643
Dynex Capital Inc.	57	457
Eagle Bancorp Inc. (c)	24	748
Eastern Insurance Holdings Inc.	8	204
EastGroup Properties Inc.	33	1,909
Education Realty Trust Inc.	119	1,054
eHealth Inc. (c)	19	891
Ellington Residential Mortgage REIT	6	87
EMC Insurance Group Inc.	5	140
Empire State Realty Trust Inc. - Class A	86	1,317
Employer Holdings Inc.	32	1,025
Enstar Group Ltd. (c)	10	1,409
Enterprise Bancorp Inc.	7	148
Enterprise Financial Services Corp.	18	365
EPR Properties	56	2,758
Equity One Inc.	64	1,439
ESB Financial Corp.	15	207
ESSA BanCorp Inc.	9	100
Essent Group Ltd. (c) (e)	24	570
EverBank Financial Corp.	88	1,617
Evercore Partners Inc. - Class A	34	2,014
Excel Trust Inc.	52	597
EZCorp Inc. - Class A (c)	53	625
Farmers Capital Bank Corp. (c)	9	201
FBL Financial Group Inc. - Class A	10	449
FBR & Co. (c)	10	269
Federal Agricultural Mortgage Corp. - Class C	12	400
FelCor Lodging Trust Inc. (c) (e)	137	1,117
Fidelity Southern Corp.	17	281
Fidus Investment Corp. (e)	16	358
Fifth Street Finance Corp.	149	1,383
Financial Engines Inc.	53	3,690
Financial Institutions Inc.	16	389
First American Financial Corp.	117	3,312
First Bancorp Inc. (c)	79	489
First Bancorp Inc.	11	185
First Bancorp Inc.	23	379
First Busey Corp.	82	476
First Cash Financial Services Inc. (c)	31	1,923
First Commonwealth Financial Corp.	104	913
First Community Bancshares Inc.	21	343
First Connecticut Bancorp Inc.	17	281
First Defiance Financial Corp.	12	307
First Federal Bancshares of Arkansas Inc. (c)	3	25
First Financial Bancorp	64	1,110
First Financial Bankshares Inc. (e)	34	2,277
First Financial Corp.	13	464
First Financial Holdings Inc.	25	1,688
First Financial Northwest Inc.	15	152
First Industrial Realty Trust Inc.	117	2,042
First Interstate BancSystem Inc. - Class A	20	558

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
First Marblehead Corp. (c) (e)	8	60
First Merchants Corp.	37	851
First Midwest Bancorp Inc.	79	1,389
First NBC Bank Holding Co. (c)	4	118
First of Long Island Corp.	9	386
First Potomac Realty Trust	65	756
First Security Group Inc. (c)	55	126
FirstMerit Corp.	180	3,993
Flagstar Bancorp Inc. (c)	22	429
Flushing Financial Corp.	34	699
FNB Corp.	164	2,065
Forestar Group Inc. (c)	36	770
Fortegra Financial Corp. (c)	4	32
Fox Chase Bancorp Inc.	11	199
Franklin Financial Corp. (c)	10	204
Franklin Street Properties Corp.	99	1,178
FXCM Inc. - Class A (e)	41	726
Gain Capital Holdings Inc.	12	90
GAMCO Investors Inc.	6	544
Garrison Capital Inc.	5	73
German American Bancorp Inc.	14	411
Getty Realty Corp.	28	516
GFI Group Inc.	67	262
Glacier Bancorp Inc.	78	2,336
Gladstone Capital Corp.	25	243
Gladstone Commercial Corp.	14	257
Gladstone Investment Corp.	26	213
Glimcher Realty Trust	154	1,441
Global Indemnity Plc (c)	10	250
Golub Capital BDC Inc. (e)	41	791
Government Properties Income Trust (e)	58	1,446
Gramercy Property Trust Inc. (c) (e)	66	382
Great Southern Bancorp Inc.	10	311
Green Dot Corp. - Class A (c) (e)	28	710
Greenhill & Co. Inc.	30	1,740
Greenlight Capital Re Ltd. - Class A (c)	29	992
GSV Capital Corp. (c) (e)	19	228
Guaranty Bancorp	13	189
Hallmark Financial Services Inc. (c)	12	109
Hampton Roads Bankshares Inc. (c)	30	52
Hancock Holding Co.	92	3,380
Hanmi Financial Corp.	35	771
Hannon Armstrong Sustainable Infrastructure Capital Inc.	19	259
HCI Group Inc. (e)	10	561
Health Insurance Innovations Inc. - Class A (c)	4	36
Healthcare Realty Trust Inc.	104	2,221
Heartland Financial USA Inc.	17	479
Hercules Technology Growth Capital Inc. (e)	64	1,057
Heritage Commerce Corp.	19	159
Heritage Financial Corp.	18	305
Heritage Oaks BanCorp (c)	20	154
Hersha Hospitality Trust	214	1,191
HFF Inc. - Class A (c)	35	929
Highwoods Properties Inc.	97	3,524
Hilltop Holdings Inc. (c)	65	1,505
Hingham Institution for Savings	1	81
Home Bancorp Inc. (c)	5	103
Home Bancshares Inc.	49	1,844
Home Federal Bancorp Inc.	14	214
Home Loan Servicing Solutions Ltd.	76	1,738
HomeStreet Inc.	15	297
HomeTrust Bancshares Inc. (c)	21	340
Horace Mann Educators Corp.	44	1,373
Horizon BanCorp	9	216
Horizon Technology Finance Corp.	8	108
Hudson Pacific Properties Inc.	45	992
Hudson Valley Holding Corp.	19	383

	Shares/Par (p)	Value
IberiaBank Corp.	32	2,034
ICG Group Inc. (c)	40	749
Imperial Holdings Inc. (c)	15	99
Independence Holding Co.	6	76
Independent Bank Corp.	25	989
Independent Bank Group Inc.	3	166
Infinity Property & Casualty Corp.	13	913
Inland Real Estate Corp.	89	939
International Bancshares Corp.	58	1,543
Intervest Bancshares Corp. (c)	16	118
INTL FCStone Inc. (c)	16	300
Invesco Mortgage Capital Inc.	147	2,160
Investment Technology Group Inc. (c)	41	838
Investors Bancorp Inc.	55	1,410
Investors Real Estate Trust (e)	105	905
Investors Title Co.	2	149
iStar Financial Inc. (c)	93	1,332
Janus Capital Group Inc.	159	1,966
JAVELIN Mortgage Investment Corp. (e)	12	171
JGWPT Holdings Inc. - Class A (c) (e)	10	177
JMP Group Inc.	13	100
Kansas City Life Insurance Co.	5	224
KCAP Financial Inc. (e)	33	262
KCG Holdings Inc. - Class A (c)	78	930
Kearny Financial Corp. (c)	17	202
Kennedy-Wilson Holdings Inc.	60	1,329
Kite Realty Group Trust	139	916
Ladenburg Thalmann Financial Services Inc. (c)	101	316
Lakeland Bancorp Inc.	38	464
Lakeland Financial Corp.	17	663
LaSalle Hotel Properties	113	3,480
LCNB Corp.	5	95
Lexington Realty Trust	196	1,996
LTC Properties Inc.	37	1,309
Macatawa Bank Corp. (c) (e)	21	104
Maiden Holdings Ltd.	55	596
Main Street Capital Corp. (e)	43	1,398
MainSource Financial Group Inc.	23	419
Manning & Napier Inc. - Class A	13	234
Marcus & Millichap Inc. (c)	7	107
MarketAxess Holdings Inc.	40	2,674
Marlin Business Services Inc.	10	243
MB Financial Inc.	60	1,918
MCG Capital Corp.	74	328
Meadowbrook Insurance Group Inc.	57	395
Medallion Financial Corp.	21	308
Medical Properties Trust Inc.	176	2,148
Medley Capital Corp.	45	620
Mercantile Bank Corp.	10	226
Merchants Bancshares Inc.	6	187
Meridian Interstate BanCorp Inc. (c)	10	222
Meta Financial Group Inc.	7	298
Metro Bancorp Inc. (c)	14	308
MetroCorp Bancshares Inc.	17	254
MGIC Investment Corp. (c)	346	2,919
Middleburg Financial Corp.	4	78
Midsouth Bancorp Inc.	10	187
MidWestOne Financial Group Inc.	7	188
Monmouth Real Estate Investment Corp. - Class A (e)	48	435
Montpelier Re Holdings Ltd.	48	1,401
MVC Capital Inc.	23	311
NASB Financial Inc. (e)	3	102
National Bank Holdings Corp. - Class A	49	1,049
National Bankshares Inc.	8	286
National Health Investors Inc.	31	1,754
National Interstate Corp.	6	144

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
National Penn Bancshares Inc.	124	1,400
National Western Life Insurance Co. - Class A	2	501
Navigators Group Inc. (c)	11	717
NBT Bancorp Inc.	48	1,245
Nelnet Inc. - Class A	25	1,060
New Mountain Finance Corp.	47	705
New Residential Investment Corp	270	1,801
New York Mortgage Trust Inc. (e)	66	462
NewBridge Bancorp (c)	24	180
NewStar Financial Inc. (c)	27	486
NGP Capital Resources Co.	20	148
Nicholas Financial Inc.	13	198
Northfield Bancorp Inc.	64	849
Northrim BanCorp Inc.	8	212
NorthStar Realty Finance Corp.	311	4,178
Northwest Bancshares Inc.	100	1,475
OceanFirst Financial Corp.	14	242
OFG Bancorp	51	877
Old National Bancorp	111	1,702
OmniAmerican Bancorp Inc. (c)	13	268
One Liberty Properties Inc.	12	237
OneBeacon Insurance Group Ltd. - Class A	24	382
Oppenheimer Holdings Inc. - Class A	9	234
Oritani Financial Corp.	48	763
Pacific Continental Corp.	19	296
Pacific Premier Bancorp Inc. (c)	20	309
PacWest Bancorp (e)	40	1,690
Palmetto Bancshares Inc (c)	4	51
Park National Corp. (e)	13	1,078
Park Sterling Corp.	45	322
Parkway Properties Inc.	60	1,154
Peapack Gladstone Financial Corp.	11	208
Pebblebrook Hotel Trust	65	2,013
PennantPark Floating Rate Capital Ltd.	18	250
PennantPark Investment Corp.	69	806
Penns Woods Bancorp Inc.	6	300
Pennsylvania REIT	72	1,374
PennyMac Financial Services Inc. - Class A (c)	15	259
Pennymac Mortgage Investment Trust	75	1,723
Peoples Bancorp Inc.	11	245
PHH Corp. (c)	61	1,480
Phoenix Cos. Inc. (c)	7	435
Physicians Realty Trust (e)	21	273
Pico Holdings Inc. (c)	23	538
Pinnacle Financial Partners Inc.	37	1,203
Piper Jaffray Cos. (c)	17	665
Platinum Underwriters Holdings Ltd.	31	1,912
Portfolio Recovery Associates Inc. (c)	55	2,908
Potlatch Corp.	43	1,801
Preferred Bank (c)	12	232
Primerica Inc.	62	2,657
PrivateBancorp Inc.	71	2,049
Prospect Capital Corp.	302	3,388
Prosperity Bancshares Inc.	65	4,141
Provident Financial Holdings Inc.	12	174
Provident Financial Services Inc.	65	1,264
PS Business Parks Inc.	21	1,596
Pzena Investment Management Inc. - Class A (e)	10	114
QTS Realty Trust Inc. - Class A	15	365
Radian Group Inc. (e)	184	2,603
RAIT Financial Trust (e)	73	652
Ramco-Gershenson Properties Trust	71	1,124
RCS Capital Corp. - Class A (e)	4	64
RE/MAX Holdings Inc. - Class A (c)	12	389
Redwood Trust Inc. (e)	88	1,695
Regional Management Corp. (c)	5	179
Renasant Corp.	32	1,010

	Shares/Par (p)	Value
Republic Bancorp Inc. - Class A	11	278
Resource America Inc. - Class A	10	90
Resource Capital Corp.	133	787
Retail Opportunity Investments Corp.	79	1,161
Rexford Industrial Realty Inc.	17	229
RLI Corp. (e)	23	2,256
RLJ Lodging Trust	134	3,263
Rockville Financial Inc.	27	388
Rouse Properties Inc. (e)	25	546
Ryman Hospitality Properties Inc. (e)	47	1,964
S&T Bancorp Inc.	33	832
Sabra Healthcare REIT Inc.	39	1,021
Safeguard Scientifics Inc. (c)	22	437
Safety Insurance Group Inc.	14	794
Sandy Spring Bancorp Inc.	26	728
Saul Centers Inc.	9	425
Seacoast Banking Corp of Florida (c)	14	171
Select Income REIT	24	641
Selective Insurance Group Inc.	61	1,642
Sierra Bancorp	14	232
Silver Bay Realty Trust Corp. (e)	18	284
Silvercrest Asset Management Group Inc. - Class A	6	99
Simmons First National Corp. - Class A	18	685
Solar Capital Ltd.	47	1,063
Solar Senior Capital Ltd.	12	212
Southside Bancshares Inc.	20	547
Southwest Bancorp Inc. (c)	23	358
Sovran Self Storage Inc.	33	2,183
Springleaf Holdings Inc. (c)	25	640
STAG Industrial Inc.	44	893
State Auto Financial Corp.	17	365
State Bank Financial Corp.	36	648
StellarOne Corp.	25	611
Stellus Capital Investment Corp. (e)	15	225
Sterling Bancorp	92	1,226
Sterling Financial Corp.	37	1,273
Stewart Information Services Corp.	23	753
Stifel Financial Corp. (c)	69	3,309
Stonegate Mortgage Corp. (c) (e)	9	141
Strategic Hotels & Resorts Inc. (c)	193	1,825
Suffolk Bancorp (c)	12	248
Summit Hotel Properties Inc.	84	756
Sun Bancorp Inc. (c)	38	133
Sun Communities Inc.	39	1,668
Sunstone Hotel Investors Inc.	196	2,632
Susquehanna Bancshares Inc.	200	2,562
SWS Group Inc. (c)	27	165
SY Bancorp Inc.	16	503
Symetra Financial Corp.	87	1,646
Taylor Capital Group Inc. (c)	20	519
TCP Capital Corp.	34	572
Tejon Ranch Co. (c)	14	515
Terreno Realty Corp.	28	495
Territorial Bancorp Inc.	12	271
Texas Capital Bancshares Inc. (c)	44	2,760
Third Point Reinsurance Ltd. (c)	26	482
THL Credit Inc.	35	582
TICC Capital Corp. (e)	55	565
Tompkins Financial Corp.	16	813
Tower Group International Ltd. (e)	60	203
TowneBank (e)	30	458
Tree.com Inc. (c)	6	198
Triangle Capital Corp. (e)	29	798
Trico Bancshares	18	515
Tristate Capital Holdings Inc. (c)	6	68
TrustCo Bank Corp.	105	751
Trustmark Corp.	73	1,964

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
UMB Financial Corp.	39	2,495
UMH Properties Inc.	15	143
Umpqua Holdings Corp. (e)	122	2,335
Union First Market Bankshares Corp.	22	550
United Bankshares Inc. (e)	55	1,729
United Community Banks Inc. (c)	47	837
United Community Financial Corp. (c)	51	183
United Financial Bancorp Inc.	20	374
United Fire Group Inc.	23	646
Universal Health Realty Income Trust	12	495
Universal Insurance Holdings Inc.	26	376
Univest Corp. of Pennsylvania	17	349
Urstadt Biddle Properties Inc. - Class A	26	473
VantageSouth Bancshares Inc. (c)	11	56
ViewPoint Financial Group Inc	44	1,208
Virginia Commerce Bancorp Inc. (c)	30	514
Virtus Investment Partners Inc. (c)	7	1,477
Walker & Dunlop Inc. (c)	19	304
Walter Investment Management Corp. (c)	39	1,389
Washington Banking Co.	18	321
Washington REIT	71	1,655
Washington Trust Bancorp Inc.	16	604
Waterstone Financial Inc. (c)	4	49
Webster Financial Corp.	97	3,011
WesBanco Inc.	29	916
West Bancorp Inc.	15	239
Westamerica Bancorp (e)	29	1,665
Western Alliance Bancorp (c)	81	1,929
Western Asset Mortgage Capital Corp. (e)	27	408
Westfield Financial Inc.	21	154
Westwood Holdings Group Inc.	8	489
WhiteHorse Finance Inc. (e)	9	136
Whitestone REIT (e)	24	328
Wilshire Bancorp Inc.	68	742
Winthrop Realty Trust	33	364
Wintrust Financial Corp.	40	1,864
WisdomTree Investments Inc. (c)	110	1,945
World Acceptance Corp. (c) (e)	10	851
WSFS Financial Corp.	8	632
Yadkin Financial Corp (c)	16	272
ZAIS Financial Corp.	5	74

		404,920

HEALTH CARE - 12.7%
Abaxis Inc. (c)	23	926
Abiomed Inc. (c) (e)	41	1,084
Acadia HealthCare Co. Inc. (c)	38	1,785
ACADIA Pharmaceuticals Inc. (c) (e)	76	1,911
Accelerate Diagnostics Inc. (c) (e)	10	119
Acceleron Pharma Inc. (c) (e)	7	266
Accretive Health Inc. (c) (e)	64	590
Accuray Inc. (c) (e)	77	671
AcelRx Pharmaceuticals Inc (c) (e)	22	253
Achillion Pharmaceuticals Inc. (c) (e)	106	351
Acorda Therapeutics Inc. (c)	43	1,262
Addus HomeCare Corp. (c)	5	108
Aegerion Pharmaceuticals Inc. (c)	31	2,223
Aerie Pharmaceuticals Inc. (c)	8	145
Affymetrix Inc. (c) (e)	80	682
Agios Pharmaceuticals Inc. (c) (e)	7	168
Air Methods Corp. (c)	41	2,417
Akorn Inc. (c) (e)	64	1,571
Albany Molecular Research Inc. (c)	27	268
Align Technology Inc. (c)	79	4,528
Alimera Sciences Inc. (c) (e)	15	70
Alliance HealthCare Services Inc. (c)	4	108
Almost Family Inc. (c)	9	288
Alnylam Pharmaceuticals Inc. (c)	63	4,055

	Shares/Par (p)	Value
Alphatec Holdings Inc. (c)	49	99
AMAG Pharmaceuticals Inc. (c)	22	545
Amedisys Inc. (c)	33	479
Amicus Therapeutics Inc. (c) (e)	24	57
AMN Healthcare Services Inc. (c)	50	741
Ampio Pharmaceuticals Inc. (c) (e)	36	256
Amsurg Corp. (c)	35	1,606
Anacor Pharmaceuticals Inc. (c) (e)	29	484
Analogic Corp.	13	1,189
AngioDynamics Inc. (c)	28	484
Anika Therapeutics Inc. (c)	14	523
Antares Pharma Inc. (c) (e)	124	554
Aratana Therapeutics Inc. (c)	7	129
Arena Pharmaceuticals Inc. (c) (e)	232	1,357
ArQule Inc. (c)	77	166
Array BioPharma Inc. (c)	130	651
ArthroCare Corp. (c)	30	1,189
athenahealth Inc. (c) (e)	40	5,350
AtriCure Inc. (c)	23	422
Atrion Corp.	2	523
Auxilium Pharmaceuticals Inc. (c)	52	1,070
AVANIR Pharmaceuticals - Class A (c)	159	533
AVEO Pharmaceuticals Inc. (c) (e)	43	80
Bio-Reference Labs Inc. (c) (e)	27	690
BioDelivery Sciences International Inc. (c) (e)	30	177
Biolase Technology Inc. (c) (e)	28	80
BioScrip Inc. (c)	64	472
Biotime Inc. (c) (e)	33	118
Bluebird Bio Inc. (c) (e)	7	147
Cadence Pharmaceuticals Inc. (c)	70	631
Cambrex Corp. (c)	34	603
Cantel Medical Corp.	36	1,218
Capital Senior Living Corp. (c)	31	753
Cardiovascular Systems Inc. (c)	26	904
Cell Therapeutics Inc. (c) (e)	135	259
Celldex Therapeutics Inc. (c)	96	2,320
Cellular Dynamics International Inc. (c) (e)	4	65
Cempra Inc. (c)	23	286
Centene Corp. (c)	59	3,481
Cepheid Inc. (c) (e)	73	3,404
Cerus Corp. (c) (e)	70	453
Chelsea Therapeutics International Inc. (c) (e)	82	365
Chemed Corp. (e)	19	1,457
ChemoCentryx Inc. (c) (e)	22	125
Chimerix Inc. (c)	7	113
Chindex International Inc. (c)	14	236
Clovis Oncology Inc. (c)	19	1,160
Computer Programs & Systems Inc.	12	750
Conatus Pharmaceuticals Inc. (c) (e)	6	41
Conmed Corp.	29	1,234
Corcept Therapeutics Inc. (c)	47	151
Cornerstone Therapeutics Inc. (c)	7	65
Coronado Biosciences Inc. (c) (e)	31	81
Corvel Corp. (c)	13	585
Cross Country Healthcare Inc. (c)	35	345
CryoLife Inc.	32	358
Curis Inc. (c)	91	257
Cutera Inc. (c)	13	131
Cyberonics Inc. (c)	29	1,928
Cynosure Inc. - Class A (c)	21	572
Cytokinetics Inc (c) (e)	33	212
Cytori Therapeutics Inc. (c) (e)	64	165
Dendreon Corp. (c) (e)	164	490
DepoMed Inc. (c)	59	620
Derma Sciences Inc. (c) (e)	14	154
DexCom Inc. (c)	77	2,725
Durata Therapeutics Inc. (c) (e)	17	215
Dyax Corp. (c)	133	1,001

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
Dynavax Technologies Inc. (c) (e)	280	548
Emergent BioSolutions Inc. (c)	30	691
Emeritus Corp. (c)	42	911
Enanta Pharmaceuticals Inc. (c)	3	87
Endocyte Inc. (c) (e)	32	338
Endologix Inc. (c)	69	1,201
Ensign Group Inc.	20	900
Enzon Pharmaceuticals Inc.	34	40
Epizyme Inc. (c) (e)	7	144
Esperion Therapeutics Inc. (c) (e)	5	66
Exact Sciences Corp. (c)	74	862
ExacTech Inc. (c)	9	220
ExamWorks Group Inc. (c)	33	998
Exelixis Inc. (c) (e)	193	1,180
Fibrocell Science Inc. (c)	31	124
Five Prime Therapeutics Inc. (c) (e)	6	99
Five Star Quality Care Inc. (c)	42	229
Fluidigm Corp. (c)	26	1,015
Foundation Medicine Inc. (c) (e)	7	171
Furiex Pharmaceuticals Inc. (c)	8	320
Galena Biopharma Inc. (c) (e)	103	513
GenMark Diagnostics Inc. (c)	36	479
Genomic Health Inc. (c)	18	536
Gentiva Health Services Inc. (c)	35	439
Geron Corp. (c)	140	666
Globus Medical Inc. - Class A (c) (e)	60	1,210
Greatbatch Inc. (c)	25	1,106
GTx Inc. (c) (e)	27	44
Haemonetics Corp. (c)	56	2,342
Halozyme Therapeutics Inc. (c) (e)	98	1,462
Hanger Orthopedic Group Inc. (c)	38	1,493
Harvard Apparatus Regenerative Technology Inc. (c)	6	29
Harvard Bioscience Inc. (c)	24	114
HealthSouth Corp.	95	3,153
HealthStream Inc. (c)	22	730
Healthways Inc. (c) (e)	37	575
HeartWare International Inc. (c)	17	1,635
Hi-Tech Pharmacal Co. Inc. (c)	12	529
HMS Holdings Corp. (c)	96	2,172
Horizon Pharma Inc. (c) (e)	53	405
Hyperion Therapeutics Inc. (c)	7	150
ICU Medical Inc. (c)	14	864
Idenix Pharmaceuticals Inc. (c) (e)	109	654
Immunogen Inc. (c) (e)	90	1,321
Immunomedics Inc. (c) (e)	74	340
Impax Laboratories Inc. (c)	73	1,834
Infinity Pharmaceuticals Inc. (c)	50	693
Insmed Inc. (c)	38	645
Insulet Corp. (c)	58	2,157
Insys Therapeutics Inc. (c)	6	231
Integra LifeSciences Holdings Corp. (c)	25	1,171
Intercept Pharmaceuticals Inc. (c)	8	538
InterMune Inc. (c)	96	1,415
Intrexon Corp. (c) (e)	12	281
Invacare Corp.	33	771
IPC The Hospitalist Co. Inc. (c) (e)	18	1,042
Ironwood Pharmaceuticals Inc. - Class A (c) (e)	99	1,150
Isis Pharmaceuticals Inc. (c) (e)	122	4,850
KaloBios Pharmaceuticals Inc. (c)	7	31
Karyopharm Therapeutics Inc. (c)	8	187
Keryx Biopharmaceuticals Inc. (c) (e)	85	1,107
Kindred Healthcare Inc.	60	1,179
KYTHERA Biopharmaceuticals Inc. (c) (e)	13	490
Landauer Inc.	10	520
Lannett Co. Inc. (c)	21	696
LDR Holding Corp. (c)	6	142
Lexicon Pharmaceuticals Inc. (c)	249	448

	Shares/Par (p)	Value
LHC Group Inc. (c)	14	331
Ligand Pharmaceuticals Inc. (c)	19	980
Luminex Corp. (c)	41	802
MacroGenics Inc. (c)	6	165
Magellan Health Services Inc. (c)	29	1,728
MannKind Corp. (c) (e)	156	811
Masimo Corp. (c)	52	1,516
MedAssets Inc. (c)	65	1,287
Medical Action Industries Inc. (c)	13	110
Medicines Co. (c)	69	2,658
Medidata Solutions Inc. (c)	58	3,496
MEI Pharma Inc. (c) (e)	8	68
Merge Healthcare Inc. (c)	63	145
Meridian Bioscience Inc.	43	1,152
Merit Medical Systems Inc. (c)	47	734
Merrimack Pharmaceuticals Inc. (c) (e)	96	514
MiMedx Group Inc (c)	95	827
Molina Healthcare Inc. (c)	30	1,032
Momenta Pharmaceuticals Inc. (c)	52	922
MWI Veterinary Supply Inc. (c)	14	2,377
Nanosphere Inc. (c)	58	132
National Healthcare Corp.	12	648
National Research Corp. - Class A (c)	9	171
National Research Corp. - Class B (e)	1	39
Natus Medical Inc. (c)	32	727
Navidea Biopharmaceuticals Inc. (c) (e)	124	257
Nektar Therapeutics (c)	123	1,397
Neogen Corp. (c)	38	1,747
NeoGenomics Inc. (c) (e)	29	105
Neurocrine Biosciences Inc. (c)	74	692
NewLink Genetics Corp. (c) (e)	19	428
Novavax Inc. (c) (e)	191	976
NPS Pharmaceuticals Inc. (c)	109	3,306
NuVasive Inc. (c)	48	1,563
NxStage Medical Inc. (c)	66	660
Omeros Corp. (c) (e)	31	349
Omnicell Inc. (c)	36	917
OncoGenex Pharmaceutical Inc. (c)	15	122
OncoMed Pharmaceuticals Inc. (c) (e)	5	142
Onconova Therapeutics Inc. (c) (e)	6	70
Ophthotech Corp. (c)	9	300
Opko Health Inc. (c) (e)	206	1,736
OraSure Technologies Inc. (c)	58	368
Orexigen Therapeutics Inc. (c)	104	583
Orthofix International NV (c)	22	497
Osiris Therapeutics Inc. (c)	18	293
OvaScience Inc. (c)	8	72
Owens & Minor Inc.	69	2,517
Oxford Immunotec Global Plc (c)	6	125
Pacific Biosciences of California Inc. (c)	52	274
Pacira Pharmaceuticals Inc. (c)	30	1,732
PAREXEL International Corp. (c)	62	2,790
PDL BioPharma Inc. (e)	153	1,295
Peregrine Pharmaceuticals Inc. (c) (e)	149	207
Pernix Therapeutics Holdings (c)	21	53
PharMerica Corp. (c)	33	718
PhotoMedex Inc. (c) (e)	14	176
Portola Pharmaceuticals Inc. (c)	13	327
Pozen Inc.	33	264
Progenics Pharmaceuticals Inc. (c)	67	359
Prothena Corp. Plc (c)	16	429
Providence Services Corp. (c)	12	310
PTC Therapeutics Inc. (c) (e)	10	167
Puma Biotechnology Inc. (c)	23	2,406
Quality Systems Inc.	42	879
Questcor Pharmaceuticals Inc. (e)	56	3,065
Quidel Corp. (c) (e)	29	907
Raptor Pharmaceutical Corp. (c) (e)	62	813

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
Receptos Inc. (c)	5	147
Regulus Therapeutics Inc. (c)	11	80
Relypsa Inc. (c)	6	159
Repligen Corp. (c)	32	430
Repros Therapeutics Inc. (c) (e)	24	437
Rigel Pharmaceuticals Inc. (c)	92	262
Rockwell Medical Technologies Inc. (c) (e)	44	460
RTI Surgical Inc. (c)	54	191
Sagent Pharmaceuticals Inc. (c)	21	539
Sangamo Biosciences Inc. (c) (e)	68	944
Santarus Inc. (c)	61	1,938
Sarepta Therapeutics Inc. (c) (e)	40	822
Sciclone Pharmaceuticals Inc. (c)	55	277
Select Medical Holdings Corp. (e)	53	620
Sequenom Inc. (c) (e)	130	305
SIGA Technologies Inc. (c) (e)	35	115
Skilled Healthcare Group Inc. - Class A (c)	19	91
Solta Medical Inc. (c)	90	264
Spectranetics Corp. (c)	44	1,112
Spectrum Pharmaceuticals Inc. (c) (e)	66	583
Staar Surgical Co. (c)	38	618
Stemline Therapeutics Inc. (c)	10	203
STERIS Corp.	64	3,076
Sucampo Pharmaceuticals Inc. - Class A (c)	15	141
Sunesis Pharmaceuticals Inc. (c) (e)	41	195
Supernus Pharmaceuticals Inc. (c) (e)	13	99
Surgical Care Affiliates Inc. (c)	12	409
SurModics Inc. (c)	17	403
Symmetry Medical Inc. (c)	43	431
Synageva BioPharma Corp. (c) (e)	21	1,367
Synergy Pharmaceuticals Inc. (c) (e)	91	512
Synta Pharmaceuticals Corp. (c) (e)	46	242
Tandem Diabetes Care Inc. (c)	10	248
Targacept Inc. (c)	26	108
Team Health Holdings Inc. (c)	75	3,395
TearLab Corp. (c) (e)	33	305
TESARO Inc. (c)	15	414
Tetraphase Pharmaceuticals Inc (c)	10	137
TG Therapeutics Inc. (c) (e)	22	85
TherapeuticsMD Inc. (c)	88	460
Thoratec Corp. (c)	62	2,280
Threshold Pharmaceuticals Inc. (c) (e)	45	212
Tornier BV (c)	29	536
Triple-S Management Corp. - Class B (c)	25	478
Unilife Corp. (c) (e)	112	491
Universal American Corp.	44	323
US Physical Therapy Inc.	14	481
USMD Holdings Inc. (c)	1	19
Utah Medical Products Inc.	4	239
Vanda Pharmaceuticals Inc. (c)	37	464
Vascular Solutions Inc. (c)	16	379
Verastem Inc. (c) (e)	17	189
Vical Inc. (c) (e)	70	82
ViroPharma Inc. (c)	71	3,537
Vivus Inc. (c) (e)	105	958
Vocera Communications Inc. (c)	22	341
Volcano Corp. (c)	58	1,269
WellCare Health Plans Inc. (c)	47	3,322
West Pharmaceutical Services Inc.	75	3,680
Wright Medical Group Inc. (c)	44	1,361
XenoPort Inc. (c)	53	305
XOMA Corp. (c) (e)	78	527
Zeltiq Aesthetics Inc. (c) (e)	21	390
ZIOPHARM Oncology Inc. (c) (e)	63	275
Zogenix Inc. (c) (e)	94	322

		235,465

	Shares/Par (p)	Value
INDUSTRIALS - 14.8%
AAON Inc.	31	991
AAR Corp.	44	1,220
ABM Industries Inc.	58	1,664
Acacia Research Corp. (e)	52	761
ACCO Brands Corp. (c)	119	798
Accuride Corp. (c)	49	183
Aceto Corp.	31	768
Acorn Energy Inc.	30	123
Actuant Corp. - Class A	79	2,912
Acuity Brands Inc.	46	5,072
Advisory Board Co. (c)	39	2,456
Aegion Corp. (c)	41	897
AeroVironment Inc. (c)	21	605
Air Transport Services Group Inc. (c)	57	460
Aircastle Ltd.	75	1,435
Alamo Group Inc.	8	472
Albany International Corp. - Class A	29	1,052
Allegiant Travel Co.	16	1,684
Altra Holdings Inc.	30	1,019
Ameresco Inc. - Class A (c)	19	181
American Railcar Industries Inc. (e)	10	475
American Science & Engineering Inc.	9	655
American Superconductor Corp. (c) (e)	49	80
American Woodmark Corp. (c)	11	442
Ampco-Pittsburgh Corp.	9	171
API Technologies Corp. (c)	26	89
Apogee Enterprises Inc.	30	1,080
Applied Industrial Technologies Inc.	46	2,252
ARC Document Solutions Inc. (c)	36	300
Argan Inc.	14	378
Arkansas Best Corp.	28	948
Astec Industries Inc.	23	872
Astronics Corp. (c)	16	801
Atlas Air Worldwide Holdings Inc. (c)	27	1,115
AZZ Inc.	28	1,364
Barnes Group Inc.	59	2,242
Barracuda Networks Inc. (c)	4	173
Barrett Business Services Inc.	7	679
Beacon Roofing Supply Inc. (c)	52	2,090
Belden Inc.	48	3,366
Benefitfocus Inc. (c) (e)	5	307
Blount International Inc. (c)	52	758
BlueLinx Holdings Inc. (c)	26	51
Brady Corp. - Class A	49	1,522
Briggs & Stratton Corp.	50	1,098
Brink’s Co.	51	1,743
Builders FirstSource Inc. (c)	51	364
CAI International Inc. (c)	19	455
Capstone Turbine Corp. (c) (e)	345	446
Casella Waste Systems Inc. - Class A (c)	47	275
CBIZ Inc. (c)	44	397
CDI Corp.	13	247
Ceco Environmental Corp.	21	346
Celadon Group Inc.	23	442
Cenveo Inc. (c)	69	237
Chart Industries Inc. (c)	33	3,145
Chase Corp.	6	228
Chegg Inc (c)	16	133
CIRCOR International Inc.	19	1,552
CLARCOR Inc.	54	3,470
Coleman Cable Inc.	9	230
Columbus Mckinnon Corp. (c)	20	550
Comfort Systems USA Inc.	41	790
Commercial Vehicle Group Inc. (c)	22	162
Consolidated Graphics Inc. (c)	8	547
Control4 Corp. (c) (e)	5	83

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
Corporate Executive Board Co.	36	2,776
Costa Inc. - Class A (c)	9	203
Courier Corp.	14	249
Covisint Corp. (c) (e)	8	97
CRA International Inc. (c)	12	230
Cubic Corp.	21	1,095
Curtiss-Wright Corp.	51	3,168
Cvent Inc. (c)	7	240
Deluxe Corp.	55	2,885
DigitalGlobe Inc. (c)	79	3,269
Douglas Dynamics Inc.	23	381
Ducommun Inc. (c)	12	361
DXP Enterprises Inc. (c)	10	1,203
Dycom Industries Inc. (c)	35	962
Dynamic Materials Corp.	14	295
Echo Global Logistics Inc. (c)	20	430
EMCOR Group Inc.	73	3,095
Encore Capital Group Inc. (c)	27	1,376
Encore Wire Corp.	23	1,230
Endurance International Group Holdings Inc. (c) (e)	23	323
Energy Recovery Inc. (c) (e)	46	258
EnerNOC Inc. (c)	30	508
EnerSys Inc.	52	3,659
Engility Holdings Inc. (c)	19	628
Ennis Inc.	29	520
Enphase Energy Inc. (c) (e)	14	89
EnPro Industries Inc. (c)	23	1,318
Erickson Air-Crane Inc. (c) (e)	3	69
ESCO Technologies Inc.	29	996
Esterline Technologies Corp. (c)	34	3,465
ExOne Co. (c) (e)	7	404
Exponent Inc.	14	1,076
Federal Signal Corp. (c)	65	957
Flow International Corp. (c)	49	199
Forward Air Corp.	33	1,451
Franklin Covey Co. (c)	8	164
Franklin Electric Co. Inc.	52	2,307
FreightCar America Inc.	14	374
FTI Consulting Inc. (c)	43	1,766
FuelCell Energy Inc. (c) (e)	157	222
Furmanite Corp. (c)	39	414
G&K Services Inc. - Class A	21	1,333
GenCorp Inc. (c) (e)	63	1,142
Generac Holdings Inc.	56	3,172
General Cable Corp.	53	1,559
Geo Group Inc.	76	2,460
Gibraltar Industries Inc. (c)	32	591
Gigamon Inc. (c)	8	224
Global Brass & Copper Holdings Inc.	7	117
Global Power Equipment Group Inc.	19	378
Gogo Inc. (c)	11	280
Gorman-Rupp Co.	21	690
GP Strategies Corp. (c)	16	491
GrafTech International Ltd. (c) (e)	122	1,375
Graham Corp.	11	411
Granite Construction Inc.	42	1,486
Great Lakes Dredge & Dock Corp. (c)	62	567
Greenbrier Cos. Inc. (c)	27	879
Griffon Corp.	47	620
H&E Equipment Services Inc. (c)	31	920
Hardinge Inc.	14	197
Hawaiian Holdings Inc. (c) (e)	59	564
Healthcare Services Group Inc.	75	2,115
Heartland Express Inc.	50	987
HEICO Corp. (e)	72	4,168
Heidrick & Struggles International Inc.	18	368
Heritage-Crystal Clean Inc. (c) (e)	11	219

	Shares/Par (p)	Value
Herman Miller Inc.	62	1,844
HNI Corp. (e)	50	1,924
Houston Wire & Cable Co.	17	234
HUB Group Inc. - Class A (c)	39	1,571
Hurco Cos. Inc.	7	183
Huron Consulting Group Inc. (c)	25	1,596
Hyster-Yale Materials Handling Inc. - Class A	11	1,027
ICF International Inc. (c)	22	749
II-VI Inc. (c)	53	941
InnerWorkings Inc. (c)	49	379
Innovative Solutions & Support Inc. (c)	11	81
Insperity Inc.	23	849
Insteel Industries Inc.	21	466
Interface Inc.	65	1,427
International Shipholding Corp.	7	215
Intersections Inc.	9	72
JetBlue Airways Corp. (c)	248	2,118
John Bean Technologies Corp.	32	937
Kadant Inc.	13	513
Kaman Corp. - Class A	28	1,125
Kelly Services Inc. - Class A	30	736
Keyw Holding Corp. (c) (e)	36	481
Kforce Inc.	30	608
Kimball International Inc. - Class B	37	553
Knight Transportation Inc.	63	1,152
Knoll Inc.	50	922
Korn/Ferry International (c)	53	1,394
Kratos Defense & Security Solutions Inc. (c)	49	380
Layne Christensen Co. (c) (e)	22	382
LB Foster Co.	11	499
Lindsay Corp. (e)	13	1,115
LMI Aerospace Inc. (c)	14	201
LSI Industries Inc.	20	176
Lydall Inc. (c)	20	359
Manitex International Inc. (c)	17	265
Marten Transport Ltd.	26	533
MasTec Inc. (c)	63	2,072
Matson Inc.	47	1,221
McGrath RentCorp	28	1,104
Meritor Inc. (c)	102	1,063
Middleby Corp. (c)	20	4,885
Miller Industries Inc.	11	213
Mine Safety Appliances Co.	30	1,544
Mistras Group Inc. (c)	18	377
Mobile Mini Inc. (c)	41	1,683
Moog Inc. - Class A (c)	49	3,343
Mueller Industries Inc.	30	1,888
Mueller Water Products Inc. - Class A	173	1,618
Multi-Color Corp.	14	519
MYR Group Inc. (c)	22	547
NACCO Industries Inc. - Class A	5	299
National Presto Industries Inc. (e)	5	438
Navigant Consulting Inc. (c)	53	1,012
NCI Building Systems Inc. (c)	24	416
NL Industries Inc.	7	75
NN Inc.	21	417
Norcraft Cos. Inc. (c)	8	151
Nortek Inc. (c)	10	736
Northwest Pipe Co. (c)	9	353
Odyssey Marine Exploration Inc. (c) (e)	76	154
Omega Flex Inc.	1	20
On Assignment Inc. (c)	49	1,701
Orbital Sciences Corp. (c)	66	1,528
Orion Marine Group Inc. (c)	28	333
Pacer International Inc. (c)	43	357
Park-Ohio Holdings Corp. (c)	9	451
Patrick Industries Inc. (c)	8	227
Patriot Transportation Holding Inc. (c)	6	265

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
Pendrell Corp. (c)	184	370
Performant Financial Corp. (c)	26	263
PGT Inc. (c)	37	378
Pike Corp. (c)	30	313
Ply Gem Holdings Inc. (c)	18	332
PMFG Inc. (c)	22	203
Polypore International Inc. (c) (e)	51	1,974
Powell Industries Inc.	10	676
Power Solutions International Inc. (c)	3	201
PowerSecure International Inc. (c)	25	421
Preformed Line Products Co.	3	221
Primoris Services Corp.	37	1,149
Proto Labs Inc. (c) (e)	19	1,327
Quad/Graphics Inc. - Class A (e)	26	711
Quality Distribution Inc. (c)	21	267
Quanex Building Products Corp.	41	808
Raven Industries Inc.	40	1,638
RBC Bearings Inc. (c)	24	1,733
Republic Airways Holdings Inc. (c)	54	575
Resources Connection Inc.	42	609
Revolution Lighting Technologies Inc (c) (e)	26	89
Rexnord Corp. (c)	33	896
Roadrunner Transportation Systems Inc. (c)	20	550
Rocket Fuel Inc. (c) (e)	5	317
RPX Corp. (c)	36	600
Rush Enterprises Inc. - Class A (c)	36	1,077
Saia Inc. (c)	25	814
Schawk Inc. - Class A	14	209
Seaboard Corp.	—	855
Simpson Manufacturing Co. Inc.	43	1,585
SkyWest Inc.	54	804
SP Plus Corp. (c)	15	402
Sparton Corp. (c) (e)	13	351
Spirit Airlines Inc. (c)	65	2,974
Standex International Corp.	14	882
Steelcase Inc. - Class A	92	1,462
Sterling Construction Co. Inc. (c)	16	191
Stock Building Supply Holdings Inc. (c)	8	150
Sun Hydraulics Corp.	22	916
Swift Transporation Co. - Class A (c) (e)	89	1,984
Swisher Hygiene Inc. (c) (e)	91	47
TAL International Group Inc. (e)	36	2,068
Taser International Inc. (c)	56	895
Team Inc. (c)	22	911
Tecumseh Products Co. - Class A (c)	23	210
Teledyne Technologies Inc. (c)	41	3,723
Tennant Co.	20	1,368
Tetra Tech Inc. (c)	69	1,936
Textainer Group Holdings Ltd. (e)	22	896
Textura Corp. (c) (e)	5	161
Thermon Group Holdings Inc. (c)	30	811
Titan International Inc.	56	1,007
Titan Machinery Inc. (c) (e)	20	349
Travelzoo Inc. (c)	8	163
TRC Cos. Inc. (c)	17	122
Tremor Video Inc. (c) (e)	8	45
Trex Co. Inc. (c)	19	1,497
TriMas Corp. (c)	49	1,954
TrueBlue Inc. (c)	43	1,099
Tutor Perini Corp. (c)	41	1,075
Twin Disc Inc.	9	245
Ultrapetrol Ltd. (c)	19	70
UniFirst Corp.	16	1,669
United Rentals Inc. (c)	—	—
United Stationers Inc.	43	1,983
Universal Forest Products Inc.	22	1,137
Universal Truckload Services Inc.	5	166
US Ecology Inc.	23	858

	Shares/Par (p)	Value
USG Corp. (c)	83	2,368
UTi Worldwide Inc.	97	1,697
Viad Corp.	21	587
Vicor Corp. (c)	23	308
VSE Corp.	5	247
Wabash National Corp. (c)	72	884
WageWorks Inc. (c)	27	1,623
Watsco Inc.	28	2,681
Watts Water Technologies Inc. - Class A	31	1,925
Werner Enterprises Inc. (e)	48	1,185
WESCO Aircraft Holdings Inc. (c)	43	944
West Corp.	23	601
Wix.com Ltd. (c) (e)	9	233
Woodward Governor Co.	75	3,405
Xerium Technologies Inc. (c)	10	158
XPO Logistics Inc. (c) (e)	32	845
YRC Worldwide Inc. (c) (e)	13	233
YuMe Inc. (c) (e)	9	64

		272,675

INFORMATION TECHNOLOGY - 17.0%
Accelrys Inc. (c)	58	554
ACI Worldwide Inc. (c)	43	2,817
Actuate Corp. (c)	47	365
Acxiom Corp. (c)	80	2,970
ADTRAN Inc.	63	1,706
Advanced Energy Industries Inc. (c)	43	990
Advent Software Inc.	36	1,253
Aeroflex Holding Corp. (c)	24	155
Agilysys Inc. (c)	15	211
Alliance Fiber Optic Products Inc. (e)	14	203
Alpha & Omega Semiconductor Ltd. (c)	16	124
Ambarella Inc. (c) (e)	18	624
American Software Inc. - Class A	26	260
Amkor Technology Inc. (c)	79	487
Anadigics Inc. (c)	85	157
Anaren Inc. (c)	12	331
Angie’s List Inc. (c) (e)	44	670
Anixter International Inc.	29	2,647
Applied Micro Circuits Corp. (c) (e)	77	1,024
Arris Group Inc. (c)	124	3,026
Aruba Networks Inc. (c)	124	2,219
Aspen Technology Inc. (c)	102	4,246
ATMI Inc. (c)	33	1,010
Audience Inc. (c)	9	99
AVG Technologies NV (c) (e)	26	451
Aviat Networks Inc. (c)	62	140
Avid Technology Inc. (c)	37	299
Axcelis Technologies Inc. (c)	132	323
Badger Meter Inc.	16	857
Bankrate Inc. (c) (e)	48	868
Bazaarvoice Inc. (c) (e)	53	417
Bel Fuse Inc. - Class B	10	221
Benchmark Electronics Inc. (c)	58	1,336
Black Box Corp.	18	543
Blackbaud Inc.	50	1,875
Blackhawk Network Holdings Inc. - Class A (c)	13	331
Blucora Inc. (c)	43	1,251
Bottomline Technologies Inc. (c)	41	1,498
Brightcove Inc. (c)	32	448
BroadSoft Inc. (c)	29	803
Brooks Automation Inc.	69	720
Cabot Microelectronics Corp. (c)	24	1,113
CACI International Inc. - Class A (c)	25	1,800
CalAmp Corp. (c)	39	1,082
Calix Inc. (c)	44	423
Callidus Software Inc. (c)	43	586
Carbonite Inc. (c)	12	141

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
Cardtronics Inc. (c)	48	2,077
Cass Information Systems Inc.	11	760
Cavium Inc. (c)	56	1,928
Ceva Inc. (c)	25	380
ChannelAdvisor Corp. (c)	7	294
Checkpoint Systems Inc. (c)	45	717
Ciber Inc. (c)	73	302
Ciena Corp. (c)	110	2,641
Cirrus Logic Inc. (c) (e)	68	1,379
Cognex Corp.	94	3,603
Coherent Inc. (c)	26	1,929
Cohu Inc.	29	306
CommVault Systems Inc. (c)	50	3,773
Computer Task Group Inc.	18	334
comScore Inc. (c)	37	1,070
Comtech Telecommunications Corp.	19	593
Comverse Inc. (c)	25	954
Constant Contact Inc. (c)	34	1,053
Convergys Corp.	114	2,407
Cornerstone OnDemand Inc. (c)	44	2,345
CoStar Group Inc. (c)	31	5,702
Cray Inc. (c) (e)	42	1,140
CSG Systems International Inc.	35	1,042
CTS Corp.	36	709
Cyan Inc. (c) (e)	7	37
Cypress Semiconductor Corp.	157	1,645
Daktronics Inc.	41	645
Datalink Corp. (c)	22	239
Dealertrack Technologies Inc. (c)	46	2,229
Demand Media Inc. (c)	40	231
Demandware Inc. (c)	20	1,270
Dice Holdings Inc. (c)	46	332
Digi International Inc. (c)	31	379
Digimarc Corp.	6	123
Digital River Inc. (c)	39	715
Diodes Inc. (c)	38	885
DSP Group Inc. (c)	21	203
DTS Inc. (c)	21	495
E2open Inc. (c) (e)	16	388
Earthlink Inc.	107	544
Ebix Inc. (e)	35	515
eGain Corp. (c)	16	166
Electro Rent Corp.	21	396
Electro Scientific Industries Inc.	24	256
Electronics for Imaging Inc. (c)	49	1,915
Ellie Mae Inc. (c) (e)	28	739
Emulex Corp. (c)	87	622
Entegris Inc. (c)	148	1,721
Entropic Communications Inc. (c)	101	476
Envestnet Inc. (c)	25	1,004
EPAM Systems Inc. (c)	24	843
EPIQ Systems Inc.	35	573
ePlus Inc. (c)	4	217
Euronet Worldwide Inc. (c)	54	2,595
EVERTEC Inc.	32	796
Exar Corp. (c)	39	465
ExlService Holdings Inc. (c)	36	991
Extreme Networks (c)	96	675
Fabrinet (c)	32	654
Fair Isaac Corp.	39	2,453
FARO Technologies Inc. (c)	19	1,091
FEI Co.	45	4,043
Finisar Corp. (c)	102	2,431
FleetMatics Group Plc (c) (e)	17	739
FormFactor Inc. (c)	61	367
Forrester Research Inc.	14	527
Fusion-io Inc. (c)	80	710
Global Cash Access Holdings Inc. (c)	69	688

	Shares/Par (p)	Value
Global Eagle Entertainment Inc. (c)	25	374
Glu Mobile Inc. (c) (e)	66	258
GSI Group Inc. (c)	29	331
GSI Technology Inc. (c)	20	132
GT Advanced Technologies Inc. (c) (e)	144	1,256
Guidance Software Inc. (c)	17	173
Guidewire Software Inc. (c)	53	2,601
Hackett Group Inc.	26	161
Harmonic Inc. (c)	106	782
Heartland Payment Systems Inc.	39	1,929
Higher One Holdings Inc. (c)	30	291
Hittite Microwave Corp. (c)	34	2,118
Hutchinson Technology Inc. (c)	21	66
iGate Corp. (c)	38	1,534
Imation Corp. (c)	37	173
Immersion Corp. (c)	32	327
Imperva Inc. (c)	21	1,018
Infinera Corp. (c) (e)	123	1,207
Infoblox Inc. (c)	54	1,798
Inphi Corp. (c)	29	381
Insight Enterprises Inc. (c)	46	1,034
Integrated Device Technology Inc. (c)	144	1,468
Integrated Silicon Solutions Inc. (c)	32	390
Interactive Intelligence Group (c)	16	1,092
InterDigital Inc.	44	1,293
Intermolecular Inc. (c)	18	89
Internap Network Services Corp. (c)	60	454
International Rectifier Corp. (c)	74	1,930
Intersil Corp. - Class A	135	1,554
IntraLinks Holdings Inc. (c)	42	504
InvenSense Inc. (c) (e)	59	1,236
Itron Inc. (c)	42	1,745
Ixia (c)	59	786
IXYS Corp.	28	362
j2 Global Inc. (e)	49	2,450
Jive Software Inc. (c) (e)	43	488
Kemet Corp. (c)	45	253
Kopin Corp. (c)	79	332
KVH Industries Inc. (c)	18	236
Lattice Semiconductor Corp. (c)	127	698
Limelight Networks Inc. (c)	54	108
Lionbridge Technologies Inc. (c)	68	407
Liquidity Services Inc. (c) (e)	26	589
Littelfuse Inc.	24	2,189
LivePerson Inc. (c)	57	849
LogMeIn Inc. (c)	27	901
Loral Space & Communications Inc. (c)	14	1,104
LTX-Credence Corp. (c)	55	441
Luxoft Holding Inc. - Class A (c)	6	229
M/A-COM Technology Solutions Holdings Inc. (c)	13	214
Manhattan Associates Inc. (c)	21	2,488
Mantech International Corp. - Class A	26	781
Marchex Inc. - Class B	29	248
Marin Software Inc. (c) (e)	8	83
Marketo Inc. (c)	8	301
MAXIMUS Inc.	74	3,259
MaxLinear Inc. - Class A (c)	23	239
Maxwell Technologies Inc. (c)	35	272
Measurement Specialties Inc. (c)	16	987
Mentor Graphics Corp.	104	2,498
Mercury Systems Inc. (c)	37	406
Mesa Laboratories Inc.	3	262
Methode Electronics Inc.	39	1,327
Micrel Inc.	51	504
Microsemi Corp. (c)	99	2,473
MicroStrategy Inc. - Class A (c)	10	1,234
Millennial Media Inc. (c) (e)	40	294

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
Mitek Systems Inc. (c) (e)	33	195
MKS Instruments Inc.	56	1,690
MODEL N Inc. (c)	7	84
ModusLink Global Solutions Inc. (c)	34	194
MoneyGram International Inc. (c)	23	488
Monolithic Power Systems Inc. (c)	40	1,397
Monotype Imaging Holdings Inc.	42	1,336
Monster Worldwide Inc. (c)	121	864
MoSys Inc. (c)	59	325
Move Inc. (c)	44	707
MTS Systems Corp.	17	1,180
Multi-Fineline Electronix Inc. (c)	8	104
Nanometrics Inc. (c)	26	499
Neonode Inc. (c) (e)	32	200
NeoPhotonics Corp. (c)	23	166
NetGear Inc. (c)	42	1,392
NetScout Systems Inc. (c)	38	1,122
Newport Corp. (c)	43	773
NIC Inc.	69	1,718
Numerex Corp. - Class A (c) (e)	17	221
NVE Corp. (c)	6	339
Omnivision Technologies Inc. (c)	56	971
OpenTable Inc. (c)	24	1,927
Oplink Communications Inc. (c)	21	400
OSI Systems Inc. (c)	21	1,128
Park Electrochemical Corp.	23	666
ParkerVision Inc. (c) (e)	101	458
PC Connection Inc.	11	275
PC-Tel Inc.	19	177
PDF Solutions Inc. (c)	28	706
Pegasystems Inc.	19	936
Peregrine Semiconductor Corp. (c) (e)	30	223
Perficient Inc. (c)	35	817
Pericom Semiconductor Corp. (c)	23	207
Photronics Inc. (c)	63	565
Planet Payment Inc. (c)	37	104
Plantronics Inc.	47	2,190
Plexus Corp. (c)	37	1,615
PLX Technology Inc. (c)	45	294
PMC - Sierra Inc. (c)	217	1,397
Power Integrations Inc.	31	1,724
PRG-Schultz International Inc. (c)	28	188
Procera Networks Inc. (c) (e)	21	309
Progress Software Corp. (c)	58	1,486
Proofpoint Inc. (c)	24	792
PROS Holdings Inc. (c)	23	938
PTC Inc. (c)	130	4,591
QAD Inc. - Class A (e)	6	106
QLIK Technologies Inc. (c)	95	2,520
QLogic Corp. (c)	98	1,155
Qualys Inc. (c)	16	379
Quantum Corp. (c)	241	289
QuinStreet Inc. (c)	36	311
Radisys Corp. (c)	18	42
Rally Software Development Corp. (c)	8	160
Rambus Inc. (c)	117	1,107
RealD Inc. (c)	46	393
RealNetworks Inc. (c)	28	213
RealPage Inc. (c) (e)	51	1,193
Reis Inc. (c)	10	198
Responsys Inc. (c)	40	1,105
RF Micro Devices Inc. (c)	300	1,546
Richardson Electronics Ltd.	11	129
Rofin-Sinar Technologies Inc. (c)	31	845
Rogers Corp. (c)	18	1,100
Rosetta Stone Inc. (c)	12	145
Rubicon Technology Inc. (c) (e)	22	215
Ruckus Wireless Inc. (c)	48	687

	Shares/Par (p)	Value
Rudolph Technologies Inc. (c)	37	434
Sanmina Corp. (c)	88	1,473
Sapiens International Corp. NV	22	169
Sapient Corp. (c)	118	2,042
ScanSource Inc. (c)	31	1,298
SciQuest Inc. (c) (e)	24	674
SeaChange International Inc. (c)	34	412
Semtech Corp. (c)	73	1,853
ServiceSource International Inc. (c)	64	535
ShoreTel Inc. (c)	66	613
Sigma Designs Inc. (c)	30	142
Silicon Graphics International Corp. (c)	35	472
Silicon Image Inc. (c)	86	531
Silver Spring Networks Inc. (c)	5	109
Sonus Networks Inc. (c)	226	711
Spansion Inc. (c)	52	720
Spark Networks Inc. (c) (e)	16	96
Speed Commerce Inc. (c)	55	257
SPS Commerce Inc. (c)	17	1,124
SS&C Technologies Holdings Inc. (c)	63	2,803
Stamps.com Inc. (c)	14	602
SunEdison Inc. (c)	290	3,779
SunPower Corp. (c) (e)	45	1,345
Super Micro Computer Inc. (c)	35	600
Supertex Inc. (c)	12	299
support.com Inc. (c)	58	221
Sykes Enterprises Inc. (c)	43	937
Synaptics Inc. (c)	35	1,792
Synchronoss Technologies Inc. (c)	31	949
SYNNEX Corp. (c)	28	1,896
Syntel Inc.	17	1,536
Take-Two Interactive Software Inc. (c)	86	1,498
Tangoe Inc. (c)	34	621
TechTarget Inc. (c)	14	93
TeleCommunication Systems Inc. - Class A (c)	42	97
TeleNav Inc. (c)	17	110
TeleTech Holdings Inc. (c)	22	523
Tessco Technologies Inc.	7	277
Tessera Technologies Inc.	55	1,090
TiVo Inc. (c)	135	1,770
TriQuint Semiconductor Inc. (c)	174	1,450
Trulia Inc. (c) (e)	29	1,040
TTM Technologies Inc. (c)	58	498
Tyler Technologies Inc. (c)	34	3,491
Ubiquiti Networks Inc. (c) (e)	14	649
Ultimate Software Group Inc. (c)	30	4,588
Ultra Clean Holdings Inc. (c)	28	284
Ultratech Inc. (c)	29	841
Uni-Pixel Inc. (c) (e)	12	125
Unisys Corp. (c) (e)	48	1,624
United Online Inc	15	201
Universal Display Corp. (c) (e)	43	1,472
Unwired Planet Inc. (c)	97	134
ValueClick Inc. (c)	72	1,683
VASCO Data Security International Inc. (c)	30	231
Veeco Instruments Inc. (c)	42	1,373
Verint Systems Inc. (c)	57	2,464
ViaSat Inc. (c)	43	2,692
Viasystems Group Inc. (c)	2	33
VirnetX Holding Corp. (c) (e)	44	857
Virtusa Corp. (c)	22	853
Vishay Precision Group Inc. (c)	13	193
VistaPrint NV (c) (e)	36	2,023
Vocus Inc. (c)	19	219
Vringo Inc. (c) (e)	82	244
Web.com Group Inc. (c)	45	1,419
WebMD Health Corp. - Class A (c)	31	1,211
Westell Technologies Inc. - Class A (c)	53	214

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
WEX Inc. (c)	42	4,165
XO Group Inc. (c)	30	451
Xoom Corp. (c)	9	234
Yelp Inc. - Class A (c)	35	2,406
Zillow Inc. - Class A (c) (e)	25	2,075
Zixit Corp. (c)	63	286
Zygo Corp. (c)	16	243

		314,516

MATERIALS - 4.8%
A. Schulman Inc.	31	1,085
Advanced Emissions Solutions Inc. (c)	10	566
AEP Industries Inc. (c)	5	260
AK Steel Holding Corp. (c) (e)	142	1,164
Allied Nevada Gold Corp. (c) (e)	108	383
AM Castle & Co. (c)	20	295
AMCOL International Corp.	31	1,042
American Pacific Corp. (c)	7	250
American Vanguard Corp.	30	727
Arabian American Development Co. (c)	22	273
Axiall Corp.	76	3,596
Balchem Corp.	32	1,856
Berry Plastics Group Inc. (c)	59	1,403
Boise Cascade Co. (c)	14	415
Calgon Carbon Corp. (c)	59	1,221
Century Aluminum Co. (c)	56	590
Chemtura Corp. (c)	105	2,927
Clearwater Paper Corp. (c)	23	1,192
Coeur d’Alene Mines Corp. (c)	108	1,173
Commercial Metals Co.	127	2,585
Deltic Timber Corp.	12	838
Ferro Corp. (c)	80	1,023
Flotek Industries Inc. (c)	50	1,004
FutureFuel Corp.	24	377
General Moly Inc. (c)	54	72
Globe Specialty Metals Inc.	71	1,273
Gold Resource Corp. (e)	38	170
Graphic Packaging Holding Co. (c)	211	2,030
GSE Holding Inc. (c)	6	13
Handy & Harman Ltd. (c)	6	139
Hawkins Inc.	11	399
Haynes International Inc.	13	709
HB Fuller Co.	55	2,846
Headwaters Inc. (c)	80	783
Hecla Mining Co. (e)	349	1,075
Horsehead Holding Corp. (c)	48	783
Innophos Holdings Inc.	24	1,171
Innospec Inc.	25	1,139
Intrepid Potash Inc. (c) (e)	57	907
Kaiser Aluminum Corp.	20	1,414
KapStone Paper and Packaging Corp. (c)	44	2,482
KMG Chemicals Inc.	8	140
Koppers Holdings Inc.	22	992
Kraton Performance Polymers Inc. (c)	36	821
Landec Corp. (c)	29	356
Louisiana-Pacific Corp. (c)	151	2,804
LSB Industries Inc. (c)	21	859
Marrone Bio Innovations Inc. (c)	6	100
Materion Corp.	23	704
Midway Gold Corp. (c)	120	97
Minerals Technologies Inc.	37	2,231
Molycorp Inc. (c) (e)	165	924
Myers Industries Inc.	31	652
Neenah Paper Inc.	18	748
Noranda Aluminium Holding Corp.	27	89
Olin Corp. (e)	87	2,524
Olympic Steel Inc.	9	256
OM Group Inc. (c)	35	1,277

	Shares/Par (p)	Value
Omnova Solutions Inc. (c)	48	437
P.H. Glatfelter Co.	47	1,301
Paramount Gold and Silver Corp. (c) (e)	148	138
Penford Corp. (c)	8	109
PolyOne Corp.	108	3,812
Quaker Chemical Corp.	14	1,060
Resolute Forest Products (c) (e)	77	1,227
RTI International Metals Inc. (c)	33	1,123
Schnitzer Steel Industries Inc. - Class A	28	930
Schweitzer-Mauduit International Inc.	34	1,758
Sensient Technologies Corp.	54	2,637
Stepan Co.	21	1,357
Stillwater Mining Co. (c)	126	1,552
SunCoke Energy Inc. (c)	76	1,745
Taminco Corp. (c)	16	325
Texas Industries Inc. (c)	23	1,594
Tredegar Corp.	27	777
UFP Technologies Inc. (c)	5	124
United States Lime & Minerals Inc. (c)	2	94
Universal Stainless & Alloy Products Inc. (c)	8	295
US Concrete Inc. (c)	16	365
US Silica Holdings Inc.	24	802
Walter Industries Inc. (e)	65	1,089
Wausau Paper Corp.	54	686
Worthington Industries Inc.	58	2,420
Zep Inc.	26	466
Zoltek Cos. Inc. (c)	31	517

		87,964

TELECOMMUNICATION SERVICES - 0.7%
8x8 Inc. (c)	94	954
Atlantic Tele-Network Inc.	10	570
Boingo Wireless Inc. (c)	19	121
Cbeyond Inc. (c)	25	171
Cincinnati Bell Inc. (c)	228	810
Cogent Communications Group Inc.	50	2,032
Consolidated Communications Holdings Inc.	44	871
Fairpoint Communications Inc. (c) (e)	19	219
General Communication Inc. - Class A (c)	32	353
Hawaiian Telcom Holdco Inc. (c) (e)	10	307
HickoryTech Corp.	16	211
IDT Corp. - Class B	18	315
inContact Inc. (c)	58	452
Inteliquent Inc.	37	419
Iridium Communications Inc. (c) (e)	72	450
Leap Wireless International Inc. (c)	56	983
Lumos Networks Corp.	16	345
magicJack VocalTec Ltd. (c) (e)	22	266
NII Holdings Inc. - Class B (c) (e)	183	504
NTELOS Holdings Corp.	18	355
ORBCOMM Inc. (c)	43	273
Premiere Global Services Inc. (c)	50	579
RingCentral Inc. - Class A (c)	9	166
Shenandoah Telecommunications Co.	25	638
Straight Path Communications Inc. - Class B (c)	7	54
Towerstream Corp. (c) (e)	85	250
USA Mobility Inc.	23	326
Vonage Holdings Corp. (c)	170	567

		13,561

UTILITIES - 2.9%
Allete Inc.	43	2,168
American States Water Co.	42	1,216
Artesian Resources Corp. - Class A	8	188
Atlantic Power Corp. (e)	130	451
Avista Corp.	64	1,800
Black Hills Corp.	48	2,538

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
California Water Service Group	50	1,153
Chesapeake Utilities Corp.	10	614
Cleco Corp.	66	3,059
Connecticut Water Services Inc.	12	437
Consolidated Water Co. Ltd.	15	212
Delta Natural Gas Co. Inc.	7	160
Dynegy Inc. (c) (e)	109	2,343
El Paso Electric Co.	43	1,503
Empire District Electric Co.	45	1,013
Genie Energy Ltd. - Class B (c)	13	137
IDACORP Inc.	54	2,777
Laclede Group Inc.	35	1,584
MGE Energy Inc.	24	1,411
Middlesex Water Co.	18	378
New Jersey Resources Corp.	45	2,104
Northwest Natural Gas Co.	30	1,265
NorthWestern Corp.	40	1,749
NRG Yield Inc. - Class A	25	994
Ormat Technologies Inc. (e)	19	527
Otter Tail Corp.	40	1,165
Pattern Energy Group Inc. - Class A	19	583
Piedmont Natural Gas Co. Inc.	82	2,720
PNM Resources Inc.	87	2,092
Portland General Electric Co.	82	2,486
Pure Cycle Corp. (c) (e)	15	96
SJW Corp.	17	519
South Jersey Industries Inc.	35	1,948
Southwest Gas Corp.	49	2,762
UIL Holdings Corp.	61	2,380
Unitil Corp.	14	423
UNS Energy Corp.	45	2,700
WGL Holdings Inc.	56	2,252
York Water Co.	13	268

		54,175

Total Common Stocks (cost $1,317,727)		1,796,937

RIGHTS - 0.0%
EXCO Resources Inc. (c) (e)	142	23
Trius Therapeutics Inc. (c) (f)	8	—

Total Rights (cost $0)		23

WARRANTS - 0.0%
Magnum Hunter Resources Corp. (c) (e) (f)	19	—

Total Warrants (cost $0)		—

INVESTMENT COMPANIES - 0.0%
Firsthand Technology Value Fund Inc.	8	196

Total Investment Companies (cost $170)		196

OTHER EQUITY INTERESTS - 0.0%
Gerber Scientific Inc. (c) (e) (f) (u)	19	—

Total Other Equity Interests (cost $0)		—

SHORT TERM INVESTMENTS - 13.5%

Investment Company - 2.7%
JNL Money Market Fund, 0.01% (a) (h)	49,189	49,189

Securities Lending Collateral - 10.7%
Securities Lending Cash Collateral Fund LLC, 0.22% (a) (h)	198,666	198,666

Treasury Securities - 0.1%
U.S. Treasury Bill
0.07%, 03/13/14 (o)	$400	400
0.07%, 03/27/14 (o)	490	490

	Shares/Par (p)	Value
0.07%, 06/26/14 (o)	1,220	1,219

		2,109

Total Short Term Investments (cost $249,964)		249,964

Total Investments - 110.7% (cost $1,567,861)		2,047,120
Other Assets and Liabilities, Net - (10.7%)		(197,568)

Total Net Assets - 100.0%		$1,849,552

JNL/Mellon Capital International Index Fund

COMMON STOCKS - 96.7%

AUSTRALIA - 7.2%
AGL Energy Ltd.	98	$1,318
ALS Ltd. (e)	67	532
Alumina Ltd. (c) (e)	442	439
Amcor Ltd.	203	1,914
AMP Ltd.	505	1,983
APA Group	152	814
Asciano Group	161	832
ASX Ltd.	33	1,086
Aurizon Holdings Ltd.	344	1,501
Australia & New Zealand Banking Group Ltd.	472	13,637
Bank of Queensland Ltd.	52	567
Bendigo and Adelaide Bank Ltd. (e)	66	692
BHP Billiton Ltd.	553	18,837
Boral Ltd. (e)	127	543
Brambles Ltd.	272	2,229
Caltex Australia Ltd.	26	464
CFS Retail Property Trust	379	660
Coca-Cola Amatil Ltd.	100	1,075
Cochlear Ltd. (e)	9	494
Commonwealth Bank of Australia	277	19,322
Computershare Ltd.	84	856
Crown Resorts Ltd.	67	1,016
CSL Ltd.	85	5,245
Dexus Property Group	876	788
Echo Entertainment Group Ltd.	125	274
Federation Centres Ltd.	265	555
Flight Centre Travel Group Ltd. (e)	10	444
Fortescue Metals Group Ltd. (e)	269	1,403
Goodman Group	303	1,283
GPT Group	315	959
Harvey Norman Holdings Ltd. (e)	87	246
Iluka Resources Ltd. (e)	72	554
Incitec Pivot Ltd.	260	623
Insurance Australia Group Ltd.	350	1,820
Leighton Holdings Ltd.	30	435
Lend Lease Corp. Ltd.	88	882
Macquarie Group Ltd. (c)	49	2,423
Metcash Ltd. (e)	144	407
Mirvac Group	627	943
National Australia Bank Ltd.	403	12,593
Newcrest Mining Ltd.	126	884
Orica Ltd.	64	1,367
Origin Energy Ltd.	188	2,364
Orora Ltd. (c)	203	210
Qantas Airways Ltd. (c)	165	161
QBE Insurance Group Ltd.	205	2,112
Ramsay Health Care Ltd.	22	836
REA Group Ltd.	9	290
Rio Tinto Ltd.	75	4,621
Santos Ltd.	169	2,213
Seek Ltd.	58	697
Sonic Health Care Ltd.	63	939
SP AusNet	245	273

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
Stockland (e)	399	1,290
Suncorp Group Ltd.	220	2,578
Sydney Airport	194	658
Tabcorp Holdings Ltd.	142	460
Tatts Group Ltd.	225	623
Telstra Corp. Ltd.	741	3,477
Toll Holdings Ltd. (e)	117	595
Transurban Group	238	1,453
Treasury Wine Estates Ltd.	113	487
Wesfarmers Ltd.	172	6,760
Westfield Group	362	3,267
Westfield Retail Trust	516	1,370
Westpac Banking Corp.	534	15,483
Woodside Petroleum Ltd.	114	3,980
Woolworths Ltd.	215	6,514
WorleyParsons Ltd.	34	506

		169,156

AUSTRIA - 0.3%
Andritz AG (e)	12	739
Erste Group Bank AG	45	1,555
IMMOFINANZ AG	170	785
OMV AG	24	1,162
Raiffeisen International Bank Holding AG	7	254
Telekom Austria AG (e)	40	304
Vienna Insurance Group AG Wiener Versicherung Gruppe	7	369
Voestalpine AG	18	867

		6,035

BELGIUM - 1.2%
Ageas	41	1,733
Anheuser-Busch InBev NV	138	14,713
Belgacom SA (e)	27	803
Colruyt SA	13	754
Delhaize Group	17	998
Groupe Bruxelles Lambert SA	13	1,219
Groupe Bruxelles Lambert SA VVPR Strip (c) (f)	—	—
KBC Groep NV	43	2,429
Solvay SA	10	1,654
Telenet Group Holding NV	8	495
UCB SA	18	1,349
Umicore	19	879

		27,026

DENMARK - 1.1%
A P Moller - Maersk A/S - Class A	—	948
A P Moller - Maersk A/S - Class B	—	2,413
Carlsberg A/S - Class B	18	1,993
Coloplast A/S	18	1,207
Danske Bank A/S (c)	114	2,628
DSV A/S	32	1,064
Novo-Nordisk A/S	69	12,579
Novozymes A/S - Class B	39	1,649
TDC A/S	127	1,228
TrygVesta A/S	4	362
William Demant Holding A/S (c)	4	373

		26,444

FINLAND - 0.9%
Elisa Oyj	24	626
Fortum Oyj	76	1,750
Kone Oyj - Class B (e)	52	2,356
Metso Oyj	23	984
Neste Oil Oyj	19	385
Nokia Oyj (c)	648	5,238
Nokian Renkaat Oyj	20	967
Orion Oyj - Class B	17	479

	Shares/Par (p)	Value
Pohjola Bank Plc	21	423
Sampo Oyj - Class A	71	3,509
Stora Enso Oyj	96	961
UPM-Kymmene Oyj	93	1,580
Wartsila Oyj Abp	30	1,481

		20,739

FRANCE - 9.2%
Accor SA	27	1,286
Aeroports de Paris	5	624
Air Liquide	54	7,618
Alcatel-Lucent (c)	419	1,860
Alstom SA	36	1,303
Arkema SA	11	1,303
Atos Origin SA	12	1,077
AXA SA	310	8,623
BNP Paribas	171	13,355
Bouygues SA	33	1,260
Bureau Veritas SA	36	1,059
Cap Gemini SA	25	1,719
Carrefour SA	102	4,068
Casino Guichard Perrachon SA	10	1,140
Christian Dior SA	9	1,775
Cie de Saint-Gobain	71	3,907
Cie Generale d’Optique Essilor International SA	35	3,770
Cie Generale de Geophysique - Veritas (c) (e)	26	459
CNP Assurances SA	28	565
Compagnie Generale des Etablissements Michelin	32	3,378
Credit Agricole SA (c)	172	2,200
Danone SA	99	7,123
Dassault Systemes SA	10	1,273
Edenred	35	1,187
Electricite de France SA	41	1,433
Eurazeo	5	407
Eutelsat Communications Group SA	26	807
Fonciere Des Regions	5	461
GDF Suez	230	5,398
Gecina SA	4	508
Groupe Eurotunnel SA	95	997
Icade SA	6	531
Iliad SA	4	909
Imerys SA	5	452
JC Decaux SA	12	509
Klepierre	18	822
L’Oreal SA	42	7,335
Lafarge SA	31	2,353
Lagardere SCA	20	730
Legrand SA	46	2,547
LVMH Moet Hennessy Louis Vuitton SA	44	8,004
Natixis	164	967
Orange SA	315	3,909
Pernod-Ricard SA	37	4,192
PPR SA	13	2,727
Publicis Groupe SA	31	2,853
Remy Cointreau SA (e)	4	335
Renault SA	34	2,697
Rexel SA	34	902
Safran SA	46	3,222
Sanofi SA	205	21,891
Schneider Electric SA	91	7,947
SCOR SE	27	971
Societe BIC SA	5	575
Societe Generale	121	7,055
Sodexo SA	16	1,652
Suez Environnement SA	47	846
Technip SA	18	1,720

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
Thales SA	16	1,014
Total SA	368	22,583
Unibail-Rodamco SE	16	4,203
Valeo SA	11	1,191
Vallourec SA	19	1,033
Veolia Environnement	55	903
Vinci SA	82	5,395
Vivendi SA	206	5,444
Wendel SA	6	850
Zodiac Aerospace	6	993

		214,205

GERMANY - 8.6%
Adidas AG	36	4,532
Allianz SE	79	14,129
Axel Springer SE	6	374
BASF SE	158	16,874
Bayer AG	142	19,981
Bayerische Motoren Werke AG	57	6,720
Beiersdorf AG	17	1,765
Brenntag AG	9	1,653
Celesio AG (e)	16	506
Commerzbank AG (c)	164	2,640
Continental AG	19	4,180
Daimler AG	166	14,378
Deutsche Bank AG	176	8,452
Deutsche Boerse AG	32	2,682
Deutsche Lufthansa AG (c)	39	827
Deutsche Post AG	157	5,732
Deutsche Telekom AG	496	8,538
Deutsche Wohnen AG	51	986
E.ON SE	311	5,758
Fraport AG Frankfurt Airport Services Worldwide	7	516
Fresenius Medical Care AG & Co. KGaA	37	2,626
Fresenius SE	21	3,278
GEA Group AG	31	1,483
Hannover Rueck SE	10	862
HeidelbergCement AG	24	1,800
Henkel AG & Co. KGaA	22	2,279
Hochtief AG	6	486
Hugo Boss AG (e)	6	821
Infineon Technologies AG	186	1,984
K+S AG (e)	31	957
Kabel Deutschland Holding AG	4	473
Lanxess AG	15	994
Linde AG	32	6,704
Man SE	6	701
Merck KGaA	11	1,952
Metro AG	22	1,051
Muenchener Rueckversicherungs AG	31	6,835
OSRAM Licht AG (c)	15	857
ProSiebenSat.1 Media AG	31	1,545
RTL Group SA (c)	6	816
RWE AG	83	3,058
SAP AG	159	13,764
Siemens AG	136	18,711
Sky Deutschland AG (c)	71	790
Suedzucker AG	14	371
Telefonica Deutschland Holding AG	41	335
ThyssenKrupp AG (c)	78	1,893
United Internet AG	19	800
Volkswagen AG	5	1,317

		200,766

GUERNSEY - 0.1%
Resolution Ltd.	246	1,446

	Shares/Par (p)	Value
HONG KONG - 2.7%
AIA Group Ltd.	2,076	10,450
ASM Pacific Technology Ltd. (e)	44	364
Bank of East Asia Ltd.	217	919
BOC Hong Kong Holdings Ltd.	621	1,996
Cathay Pacific Airways Ltd.	174	369
Cheung Kong Holdings Ltd.	236	3,734
Cheung Kong Infrastructure Holdings Ltd.	108	683
CLP Holdings Ltd.	309	2,443
Experian Plc	172	3,174
First Pacific Co. Ltd.	410	467
Galaxy Entertainment Group Ltd. (c)	359	3,232
Hang Lung Properties Ltd. (e)	389	1,233
Hang Seng Bank Ltd.	129	2,087
Henderson Land Development Co. Ltd.	174	994
HKT Trust	334	330
Hong Kong & China Gas Co. Ltd. (e)	1,003	2,303
Hong Kong Exchanges & Clearing Ltd. (e)	191	3,189
Hongkong Electric Holdings Ltd.	244	1,938
Hopewell Holdings Ltd. (e)	87	293
Hutchison Whampoa Ltd.	369	5,028
Hysan Development Co. Ltd.	110	475
Kerry Properties Ltd.	109	378
Li & Fung Ltd. (e)	1,012	1,308
Link REIT	401	1,945
MGM China Holdings Ltd.	175	750
MTR Corp.	239	904
New World Development Ltd.	680	861
NWS Holdings Ltd.	217	331
PCCW Ltd.	576	258
Shangri-La Asia Ltd.	256	500
Sino Land Co.	499	684
SJM Holdings Ltd.	328	1,103
Sun Hung Kai Properties Ltd.	278	3,533
Swire Pacific Ltd.	118	1,381
Swire Properties Ltd.	199	504
Wharf Holdings Ltd.	265	2,033
Wheelock & Co. Ltd.	154	709
Yue Yuen Industrial Holdings Ltd.	124	415

		63,298

IRELAND - 0.3%
Anglo Irish Bank Corp. Plc (c) (f)	34	—
CRH Plc	124	3,150
James Hardie Industries SE - CDI	72	836
Kerry Group Plc	26	1,791
Ryanair Holdings Plc (c)	2	16
The Governor & Co. of the Bank of Ireland (c)	3,691	1,287

		7,080

ISRAEL - 0.4%
Bank Hapoalim BM	178	998
Bank Leumi Le-Israel BM (c)	205	839
Bezeq Israeli Telecommunication Corp. Ltd.	343	582
Delek Group Ltd.	1	346
Israel Chemicals Ltd.	75	624
Israel Corp. Ltd. (c)	1	291
Mizrahi Tefahot Bank Ltd.	19	251
NICE Systems Ltd.	9	369
Teva Pharmaceutical Industries Ltd.	147	5,881

		10,181

ITALY - 2.1%
Assicurazioni Generali SpA	198	4,658
Atlantia SpA (e)	55	1,222
Banca Monte dei Paschi di Siena SpA (c) (e)	1,230	296
CNH Industrial NV (c)	162	1,845
Enel Green Power SpA	300	754

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
Enel SpA	1,140	4,974
ENI SpA	438	10,594
Exor SpA	16	626
Fiat SpA (c)	156	1,275
Finmeccanica SpA (c)	76	575
Intesa Sanpaolo SpA	2,013	4,952
Luxottica Group SpA	29	1,576
Mediobanca SpA (c)	93	810
Pirelli & C. SpA	43	746
Prysmian SpA	34	866
Saipem SpA	47	1,011
Snam Rete Gas SpA	342	1,913
Telecom Italia SpA	1,707	1,703
Terna Rete Elettrica Nazionale SpA	262	1,311
UniCredit SpA	751	5,541
Unione di Banche Italiane SCPA	142	966

		48,214

JAPAN - 20.3%
ABC-Mart Inc.	4	179
Acom Co. Ltd. (c)	59	202
Advantest Corp.	22	273
AEON Co. Ltd.	106	1,440
AEON Credit Service Co. Ltd.	10	280
AEON Mall Co. Ltd.	20	565
Air Water Inc.	23	312
Aisin Seiki Co. Ltd.	32	1,281
Ajinomoto Co. Inc.	102	1,477
Alfresa Holdings Corp.	6	308
Amada Co. Ltd.	65	574
ANA Holdings Inc.	214	428
Aozora Bank Ltd. (e)	168	475
Asahi Breweries Ltd.	65	1,840
Asahi Glass Co. Ltd. (e)	166	1,034
Asahi Kasei Corp.	218	1,710
Asics Corp.	29	499
Astellas Pharma Inc.	74	4,373
Bank of Kyoto Ltd.	61	510
Bank of Yokohama Ltd.	200	1,116
Benesse Corp.	13	522
Bridgestone Corp.	111	4,186
Brother Industries Ltd.	43	581
Calbee Inc.	14	330
Canon Inc. (e)	196	6,254
Casio Computer Co. Ltd. (e)	33	403
Central Japan Railway Co.	25	2,899
China Bank Ltd.	124	837
Chiyoda Corp.	23	334
Chubu Electric Power Co. Inc.	109	1,405
Chugai Pharmaceutical Co. Ltd.	37	830
Chugoku Bank Ltd.	26	330
Chugoku Electric Power Co. Inc.	51	796
Chuo Mitsui Trust Holdings Inc.	578	3,058
Citizen Holdings Co. Ltd.	39	328
Coca-Cola West Co. Ltd.	10	201
Credit Saison Co. Ltd.	28	738
Dai Nippon Printing Co. Ltd.	92	977
Dai-Ichi Life Insurance Co. Ltd.	143	2,388
Daicel Chemical Industries Ltd.	44	359
Daido Steel Co. Ltd.	42	209
Daihatsu Motor Co. Ltd.	34	577
Daiichi Sankyo Co. Ltd.	113	2,069
Daikin Industries Ltd.	41	2,559
Dainippon Sumitomo Pharma Co. Ltd.	28	434
Daito Trust Construction Co. Ltd.	12	1,113
Daiwa House Industry Co. Ltd.	103	1,996
Daiwa Securities Group Inc.	290	2,905
Dena Co. Ltd. (e)	17	365

	Shares/Par (p)	Value
Denso Corp.	83	4,364
Dentsu Inc.	38	1,554
Don Quijote Holdings Co. Ltd.	10	594
East Japan Railway Co.	58	4,643
Eisai Co. Ltd.	42	1,643
Electric Power Development Co. Ltd.	19	560
FamilyMart Co. Ltd. (e)	9	407
Fanuc Ltd.	33	6,084
Fast Retailing Co. Ltd.	9	3,717
Fuji Electric Holdings Co. Ltd.	86	403
Fuji Heavy Industries Ltd.	100	2,874
FUJIFILM Holdings Corp.	78	2,214
Fujitsu Ltd. (c)	324	1,679
Fukuoka Financial Group Inc.	129	566
Gree Inc. (e)	14	136
GungHo Online Entertainment Inc. (c) (e)	60	435
Gunma Bank Ltd.	67	374
Hachijuni Bank Ltd.	71	416
Hakuhodo DY Holdings Inc.	36	276
Hamamatsu Photonics KK	13	504
Hankyu Hanshin Holdings Inc.	189	1,021
Hino Motors Ltd.	44	693
Hirose Electric Co. Ltd.	5	727
Hiroshima Bank Ltd.	74	307
Hisamitsu Pharmaceutical Co. Inc.	10	514
Hitachi Chemical Co. Ltd.	15	242
Hitachi Construction Machinery Co. Ltd.	16	351
Hitachi High-Technologies Corp.	9	232
Hitachi Ltd.	836	6,339
Hitachi Metals Ltd.	30	424
Hokkaido Electric Power Co. Inc. (c) (e)	34	388
Hokuhoku Financial Group Inc.	172	344
Hokuriku Electric Power Co.	26	348
Honda Motor Co. Ltd.	281	11,595
Hoya Corp.	73	2,041
Hulic Co. Ltd.	44	654
Ibiden Co. Ltd.	18	331
Idemitsu Kosan Co. Ltd.	16	375
IHI Corp.	222	960
Iida Group Holdings Co. Ltd. (c)	22	445
INPEX Corp.	148	1,898
Isetan Mitsukoshi Holdings Ltd.	58	828
Isuzu Motors Ltd.	195	1,216
ITOCHU Corp.	256	3,170
Itochu Techno-Solutions Corp. (e)	3	138
Iyo Bank Ltd.	49	481
J. Front Retailing Co. Ltd.	85	646
Japan Airlines Co. Ltd.	11	528
Japan Exchange Group Inc.	43	1,222
Japan Petroleum Exploration Co.	6	209
Japan Prime Realty Investment Corp. (e)	—	477
Japan Real Estate Investment Corp.	—	1,038
Japan Retail Fund Investment Corp.	—	832
Japan Steel Works Ltd.	47	263
Japan Tobacco Inc.	190	6,182
JFE Holdings Inc.	86	2,056
JGC Corp.	36	1,413
Joyo Bank Ltd.	108	552
JSR Corp.	30	576
JTEKT Corp.	34	578
JX Holdings Inc.	377	1,944
Kajima Corp.	156	587
Kakaku.com Inc	24	422
Kamigumi Co. Ltd.	34	312
Kaneka Corp.	42	276
Kansai Electric Power Co. Inc. (c)	118	1,356
Kansai Paint Co. Ltd.	42	621
Kao Corp.	90	2,827

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
Kawasaki Heavy Industries Ltd.	239	1,004
KDDI Corp.	93	5,743
Keihin Electric Express Railway Co. Ltd.	79	651
Keio Corp.	94	626
Keisei Electric Railway Co. Ltd.	50	460
Keyence Corp.	8	3,320
Kikkoman Corp.	26	492
Kinden Corp.	26	272
Kintetsu Corp. (e)	312	1,095
Kirin Holdings Co. Ltd.	152	2,189
Kobe Steel Ltd. (c)	442	758
Koito Manufacturing Co. Ltd.	15	287
Komatsu Ltd.	162	3,332
Konami Corp. (e)	15	351
Konica Minolta Holdings Inc.	83	829
Kubota Corp.	186	3,085
Kuraray Co. Ltd.	56	672
Kurita Water Industries Ltd. (e)	17	355
Kyocera Corp.	57	2,835
Kyowa Hakko Kirin Co. Ltd.	40	438
Kyushu Electric Power Co. Inc. (c)	70	894
Lawson Inc.	11	838
LIXIL Group Corp.	44	1,208
M3 Inc.	—	343
Mabuchi Motor Co. Ltd.	4	226
Makita Corp.	18	957
Marubeni Corp.	277	1,994
Marui Group Co. Ltd.	33	331
Maruichi Steel Tube Ltd.	7	184
Mazda Motor Corp. (c)	451	2,337
McDonald’s Holdings Co. Japan Ltd. (e)	10	258
Medipal Holdings Corp.	21	283
MEIJI Holdings Co. Ltd. (e)	11	707
Miraca Holdings Inc.	8	396
Mitsubishi Chemical Holdings Corp.	219	1,015
Mitsubishi Corp.	243	4,671
Mitsubishi Electric Corp.	329	4,137
Mitsubishi Estate Co. Ltd.	216	6,461
Mitsubishi Gas Chemical Co. Inc.	72	531
Mitsubishi Heavy Industries Ltd.	517	3,202
Mitsubishi Logistics Corp.	20	317
Mitsubishi Materials Corp.	198	732
Mitsubishi Motors Corp. (c) (e)	78	839
Mitsubishi Tanabe Pharma Corp.	42	580
Mitsubishi UFJ Financial Group Inc.	2,194	14,569
Mitsubishi UFJ Lease & Finance Co. Ltd.	104	641
Mitsui & Co. Ltd.	301	4,202
Mitsui Chemicals Inc.	128	310
Mitsui Fudosan Co. Ltd.	145	5,230
Mitsui OSK Lines Ltd.	188	848
Mizuho Financial Group Inc.	3,963	8,603
MS&AD Insurance Group Holdings	85	2,282
Murata Manufacturing Co. Ltd.	35	3,077
Nabtesco Corp.	20	462
Namco Bandai Holdings Inc.	33	733
NEC Corp.	424	957
Nexon Co. Ltd.	17	152
NGK Insulators Ltd.	45	856
NGK Spark Plug Co. Ltd.	32	758
NHK Spring Co. Ltd.	31	350
Nidec Corp. (e)	17	1,704
Nikon Corp.	61	1,164
Nintendo Co. Ltd.	18	2,383
Nippon Building Fund Inc.	—	1,418
Nippon Electric Glass Co. Ltd.	57	299
Nippon Express Co. Ltd.	142	687
Nippon Meat Packers Inc.	29	498
Nippon Paint Co. Ltd.	28	466

	Shares/Par (p)	Value
Nippon Prologis REIT Inc.	—	383
Nippon Steel Corp.	1,289	4,324
Nippon Telegraph & Telephone Corp.	65	3,489
Nippon Yusen KK	268	857
Nishi-Nippon City Bank Ltd.	126	339
Nissan Motor Co. Ltd.	432	3,617
Nisshin Seifun Group Inc.	38	391
Nissin Foods Holdings Co. Ltd.	11	473
Nitori Co. Ltd.	6	582
Nitto Denko Corp.	28	1,176
NKSJ Holdings Inc.	59	1,635
NOK Corp.	16	256
Nomura Holdings Inc.	616	4,756
Nomura Real Estate Holdings Inc.	21	482
Nomura Real Estate Office Fund Inc.	—	311
Nomura Research Institute Ltd.	19	591
NSK Ltd.	75	935
NTT Data Corp.	22	805
NTT DoCoMo Inc.	265	4,362
NTT Urban Development Corp.	19	219
Obayashi Corp.	109	622
Odakyu Electric Railway Co. Ltd.	112	1,013
Oji Holdings Corp.	136	698
Olympus Corp. (c)	40	1,256
Omron Corp.	34	1,507
Ono Pharmaceutical Co. Ltd.	14	1,218
Oracle Corp. Japan	6	205
Oriental Land Co. Ltd.	9	1,283
ORIX Corp.	213	3,734
Osaka Gas Co. Ltd.	325	1,276
Otsuka Corp.	3	396
Otsuka Holdings Co. Ltd.	64	1,842
Panasonic Corp.	375	4,374
Park24 Co. Ltd. (e)	15	273
Rakuten Inc.	125	1,864
Resona Holdings Inc.	325	1,659
Ricoh Co. Ltd.	113	1,202
Rinnai Corp.	6	499
Rohm Co. Ltd.	17	839
Sankyo Co. Ltd.	9	415
Sanrio Co. Ltd. (e)	7	291
Santen Pharmaceutical Co. Ltd.	13	620
SBI Holdings Inc.	34	522
Secom Co. Ltd.	35	2,130
Sega Sammy Holdings Inc.	33	832
Sekisui Chemical Co. Ltd.	70	859
Sekisui House Ltd.	89	1,245
Seven & I Holdings Co. Ltd.	130	5,194
Seven Bank Ltd.	97	377
Sharp Corp. (c)	263	837
Shikoku Electric Power Co. Inc. (c)	32	478
Shimadzu Corp.	44	383
Shimamura Co. Ltd.	4	375
Shimano Inc.	13	1,150
Shimizu Corp. (e)	111	561
Shin-Etsu Chemical Co. Ltd.	71	4,164
Shinsei Bank Ltd.	288	705
Shionogi & Co. Ltd.	53	1,153
Shiseido Co. Ltd.	60	971
Shizuoka Bank Ltd.	99	1,057
Showa Denko KK (e)	290	411
Showa Shell Sekiyu KK (e)	29	297
SMC Corp.	9	2,171
SoftBank Corp.	165	14,514
Sojitz Corp.	191	340
Sony Corp. (e)	172	2,965
Sony Financial Holdings Inc.	32	587
Stanley Electric Co. Ltd.	26	591

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
Sumco Corp. (e)	18	160
Sumitomo Chemical Co. Ltd.	253	993
Sumitomo Corp.	197	2,470
Sumitomo Electric Industries Ltd.	130	2,166
Sumitomo Heavy Industries Ltd.	84	387
Sumitomo Metal Mining Co. Ltd.	86	1,127
Sumitomo Mitsui Financial Group Inc.	219	11,410
Sumitomo Realty & Development Co. Ltd.	61	3,015
Sumitomo Rubber Industries Inc.	31	436
Suntory Beverage & Food Ltd. (e)	20	651
Suruga Bank Ltd.	34	611
Suzuken Co. Ltd.	13	413
Suzuki Motor Corp.	63	1,698
Sysmex Corp.	12	718
T&D Holdings Inc.	95	1,330
Taiheiyo Cement Corp.	199	765
Taisei Corp.	172	783
Taisho Pharmaceutical Holdings Co. Ltd.	6	406
Taiyo Nippon Sanso Corp.	36	256
Takashimaya Co. Ltd. (e)	40	399
Takeda Pharmaceutical Co. Ltd.	136	6,256
TDK Corp.	20	959
Teijin Ltd.	142	316
Terumo Corp.	25	1,207
THK Co. Ltd.	18	457
Tobu Railway Co. Ltd.	171	829
Toho Co. Ltd.	17	378
Toho Gas Co. Ltd.	60	292
Tohoku Electric Power Co. Inc. (c)	74	832
Tokio Marine Holdings Inc.	118	3,937
Tokyo Electric Power Co. Inc. (c)	242	1,192
Tokyo Electron Ltd.	30	1,631
Tokyo Gas Co. Ltd.	410	2,021
Tokyo Tatemono Co. Ltd.	73	812
Tokyu Corp.	187	1,212
Tokyu Fudosan Holdings Corp	92	867
TonenGeneral Sekiyu KK (e)	43	395
Toppan Printing Co. Ltd.	97	776
Toray Industries Inc.	248	1,718
Toshiba Corp.	686	2,888
TOTO Ltd.	53	841
Toyo Seikan Group Holdings Ltd.	30	644
Toyo Suisan Kaisha Ltd.	16	481
Toyoda Gosei Co. Ltd.	9	212
Toyota Boshoku Corp.	10	128
Toyota Industries Corp.	29	1,306
Toyota Motor Corp.	474	28,913
Toyota Tsusho Corp.	36	885
Trend Micro Inc. (e)	19	659
Tsumura & Co.	9	244
Ube Industries Ltd.	186	398
Unicharm Corp.	19	1,067
United Urban Investment Corp.	—	591
USS Co. Ltd.	40	545
West Japan Railway Co.	30	1,296
Yahoo! Japan Corp.	240	1,337
Yakult Honsha Co. Ltd.	15	738
Yamada Denki Co. Ltd. (e)	142	465
Yamaguchi Financial Group Inc.	31	287
Yamaha Corp.	24	380
Yamaha Motor Co. Ltd. (e)	50	750
Yamato Holdings Co. Ltd.	62	1,247
Yamato Kogyo Co. Ltd.	6	192
Yamazaki Baking Co. Ltd.	15	154
Yaskawa Electric Corp.	41	650
Yokogawa Electric Corp.	39	603
Yokohama Rubber Co Ltd.	30	295

		474,580

	Shares/Par (p)	Value
JERSEY - 0.0%
Randgold Resources Ltd.	15	963

LUXEMBOURG - 0.3%
ArcelorMittal	171	3,053
Millicom International Cellular SA - SDR	12	1,176
SES SA - FDR	53	1,701
Tenaris SA (e)	80	1,734

		7,664

MACAU - 0.2%
Sands China Ltd.	421	3,450
Wynn Macau Ltd.	269	1,224

		4,674

MALTA - 0.0%
BGP Holdings Plc (c) (f)	479	—

NETHERLANDS - 4.7%
Aegon NV	311	2,945
Akzo Nobel NV	41	3,173
ASML Holding NV	62	5,790
Corio NV	11	488
Delta Lloyd NV	33	813
European Aeronautic Defence & Space Co. NV	100	7,715
Fugro NV - CVA	12	740
Gemalto NV (e)	14	1,539
Heineken Holding NV	18	1,138
Heineken NV	39	2,657
ING Groep NV - CVA (c)	661	9,234
Koninklijke Ahold NV	172	3,087
Koninklijke Boskalis Westminster NV	13	680
Koninklijke KPN NV (c)	548	1,770
Koninklijke Philips Electronics NV	166	6,094
Koninklijke Philips NV	26	2,043
Koninklijke Vopak NV	12	713
OCI (c)	15	674
Qiagen NV (c)	40	931
Randstad Holding NV	20	1,323
Reed Elsevier NV	121	2,571
Royal Dutch Shell Plc - Class A	656	23,497
Royal Dutch Shell Plc - Class B	431	16,268
TNT NV	66	615
Unilever NV - CVA	281	11,286
Wolters Kluwer NV	50	1,420
Ziggo NV	27	1,221

		110,425

NEW ZEALAND - 0.1%
Auckland International Airport Ltd.	193	561
Contact Energy Ltd.	56	235
Fletcher Building Ltd.	112	788
Ryman Healthcare Ltd.	61	393
Telecom Corp. of New Zealand Ltd.	285	542

		2,519

NORWAY - 0.8%
Aker Solutions ASA (e)	25	445
DNB ASA	170	3,054
Gjensidige Forsikring ASA	37	700
Norsk Hydro ASA (e)	227	1,013
Orkla ASA	127	991
SeaDrill Ltd.	65	2,679
StatoilHydro ASA	193	4,702
Telenor ASA	120	2,862
Yara International ASA	33	1,409

		17,855

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
PORTUGAL - 0.2%
Banco Espirito Santo SA (c)	295	421
Energias de Portugal SA	349	1,281
Galp Energia SGPS SA	56	924
Jeronimo Martins SGPS SA	43	844
Portugal Telecom SGPS SA	108	471

		3,941

SINGAPORE - 1.4%
Ascendas REIT	366	641
CapitaCommercial Trust (e)	383	441
CapitaLand Ltd.	419	1,010
CapitaMall Trust	381	577
CapitaMalls Asia Ltd.	260	405
City Developments Ltd. (e)	66	504
ComfortDelGro Corp. Ltd.	333	532
DBS Group Holdings Ltd.	297	4,029
Genting International Plc	1,083	1,288
Global Logistic Properties Ltd.	537	1,232
Golden Agri-Resources Ltd. (e)	1,187	514
Hutchison Port Holdings Trust	849	574
Jardine Cycle & Carriage Ltd.	18	510
Keppel Corp. Ltd.	253	2,248
Keppel Land Ltd. (e)	132	350
Noble Group Ltd.	737	628
Olam International Ltd. (e)	235	287
Oversea-Chinese Banking Corp. Ltd.	439	3,555
SembCorp Industries Ltd.	158	689
SembCorp Marine Ltd. (e)	152	539
Singapore Airlines Ltd.	86	713
Singapore Exchange Ltd.	138	796
Singapore Press Holdings Ltd. (e)	267	873
Singapore Technologies Engineering Ltd.	279	878
Singapore Telecommunications Ltd.	1,383	4,021
StarHub Ltd. (e)	90	306
United Overseas Bank Ltd.	221	3,732
UOL Group Ltd.	70	343
Wilmar International Ltd. (e)	345	937
Yangzijiang Shipbuilding Holdings Ltd. (e)	293	276

		33,428

SPAIN - 3.2%
Abertis Infraestructuras SA - Class A	70	1,554
ACS Actividades de Construccion y Servicios SA	26	886
Amadeus IT Holding SA	64	2,734
Banco Bilbao Vizcaya Argentaria SA	992	12,273
Banco de Sabadell SA	588	1,534
Banco Popular Espanol SA (c)	219	1,322
Banco Santander SA	1,949	17,527
Bankia SA (c)	709	1,203
CaixaBank SA	293	1,524
Distribuidora Internacional de Alimentacion SA	102	910
Enagas SA	34	883
Ferrovial SA	66	1,286
Gas Natural SDG SA	61	1,566
Grifols SA	25	1,197
Iberdrola SA	803	5,128
Inditex SA	38	6,227
Mapfre SA	183	784
Red Electrica Corp. SA (e)	18	1,191
Repsol SA (e)	145	3,669
Telefonica SA	706	11,537
Zardoya Otis SA	30	544

		75,479

SWEDEN - 3.1%
Alfa Laval AB	55	1,411

	Shares/Par (p)	Value
Assa Abloy AB - Class B	58	3,082
Atlas Copco AB - Class A	114	3,172
Atlas Copco AB - Class B	67	1,706
Boliden AB	44	680
Electrolux AB - Class B	40	1,035
Elekta AB - Class B (e)	61	931
Getinge AB - Class B	33	1,130
Hennes & Mauritz AB - Class B	164	7,553
Hexagon AB - Class B	42	1,329
Husqvarna AB - Class B	61	369
Industrivarden AB - Class C	23	437
Investor AB - Class B	76	2,633
Kinnevik Investment AB - Class B	39	1,798
Lundin Petroleum AB (c)	37	729
Nordea Bank AB	519	7,002
Sandvik AB	179	2,522
Scania AB - Class B	53	1,029
Securitas AB - Class B (e)	55	588
Skandinaviska Enskilda Banken AB - Class A	264	3,491
Skanska AB - Class B	62	1,276
SKF AB - Class B	66	1,734
Svenska Cellulosa AB - Class B	100	3,072
Svenska Handelsbanken AB - Class A	87	4,256
Swedbank AB - Class A	157	4,425
Swedish Match AB	36	1,157
Tele2 AB - Class B	53	607
Telefonaktiebolaget LM Ericsson - Class B	526	6,422
TeliaSonera AB	414	3,453
Volvo AB - Class B	257	3,383

		72,412

SWITZERLAND - 9.1%
ABB Ltd.	379	10,026
Actelion Ltd.	18	1,556
Adecco SA	23	1,851
Aryzta AG	14	1,090
Baloise Holding AG	8	1,000
Barry Callebaut AG	—	501
Cie Financiere Richemont SA	90	8,993
Credit Suisse Group AG	259	7,984
EMS-Chemie Holding AG	2	542
Geberit AG	7	1,985
Givaudan SA	1	1,999
Glencore International Plc	1,829	9,517
Holcim Ltd.	39	2,918
Julius Baer Group Ltd.	38	1,816
Kuehne & Nagel International AG	9	1,169
Lindt & Spruengli AG	—	971
Lonza Group AG	9	845
Nestle SA	554	40,618
Novartis AG	395	31,694
Pargesa Holding SA	4	320
Partners Group Holding AG	3	775
Roche Holding AG	121	33,829
Schindler Holding AG	4	549
SGS SA	1	2,206
Sika AG	—	1,269
Sonova Holding AG	9	1,201
STMicroelectronics NV	104	838
Sulzer AG	4	635
Swatch Group AG	5	3,478
Swatch Group AG	8	865
Swiss Life Holding AG	6	1,189
Swiss Prime Site AG	9	696
Swiss Re AG	61	5,618
Swisscom AG	4	2,074
Syngenta AG	16	6,415
Transocean Ltd.	63	3,070

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
UBS AG	628	12,026
Zurich Financial Services AG	26	7,430

		211,558

UNITED KINGDOM - 19.2%
3i Group Plc	161	1,029
Aberdeen Asset Management Plc	164	1,363
Admiral Group Plc	35	757
Aggreko Plc	47	1,330
AMEC Plc	48	873
Anglo American Plc	241	5,274
Antofagasta Plc	71	968
ARM Holdings Plc	237	4,317
Associated British Foods Plc	60	2,436
AstraZeneca Plc	216	12,800
Aviva Plc	502	3,752
Babcock International Group Plc	59	1,336
BAE Systems Plc	550	3,967
Barclays Plc	2,633	11,907
BG Group Plc	586	12,618
BHP Billiton Plc	364	11,292
BP Plc	3,234	26,207
British American Tobacco Plc	326	17,523
British Land Co. Plc	166	1,732
British Sky Broadcasting Group Plc	181	2,526
BT Group Plc	1,360	8,575
Bunzl Plc	55	1,312
Burberry Group Plc	75	1,880
Capita Group Plc	110	1,900
Capital Shopping Centres Group	114	588
Carnival Plc	32	1,329
Centrica Plc	896	5,166
Cobham Plc	186	848
Coca-Cola HBC AG	33	952
Compass Group Plc	315	5,063
Croda International Plc	22	913
Diageo Plc	432	14,325
Direct Line Insurance Group Plc	191	789
easyJet Plc	28	710
Fresnillo Plc	28	353
G4S Plc	271	1,179
GKN Plc	288	1,785
GlaxoSmithKline Plc	840	22,452
Hammerson Plc	118	981
Hargreaves Lansdown Plc	35	791
HSBC Holdings Plc	3,201	35,133
ICAP Plc	102	763
IMI Plc	53	1,344
Imperial Tobacco Group Plc	168	6,526
Inmarsat Plc	76	959
InterContinental Hotels Group Plc	47	1,575
International Consolidated Airlines Group SA (c)	159	1,058
Intertek Group Plc	28	1,455
Invensys Plc	109	917
Investec Plc	105	766
ITV Plc	642	2,067
J Sainsbury Plc	219	1,323
Johnson Matthey Plc	35	1,924
Kingfisher Plc	398	2,540
Land Securities Group Plc	131	2,100
Legal & General Group Plc	1,007	3,722
Lloyds Banking Group Plc (c)	8,536	11,201
London Stock Exchange Group Plc	30	854
Marks & Spencer Group Plc	271	1,948
Meggitt Plc	137	1,202
Melrose Industries Plc	218	1,105
National Grid Plc	633	8,278

	Shares/Par (p)	Value
Next Plc	28	2,522
Old Mutual Plc	829	2,601
Pearson Plc	139	3,109
Persimmon Plc	52	1,067
Petrofac Ltd.	43	866
Prudential plc (a)	441	9,863
Reckitt Benckiser Group Plc	112	8,864
Reed Elsevier Plc	203	3,022
Rexam Plc	130	1,145
Rio Tinto Plc	219	12,376
Rolls-Royce Holdings Plc	325	6,876
Rolls-Royce Holdings Plc (c) (f)	35,813	59
Royal Bank of Scotland Group Plc (c)	376	2,116
RSA Insurance Group Plc	636	963
SABMiller Plc	166	8,538
Sage Group Plc	193	1,291
Schroders Plc	16	710
Scottish & Southern Energy Plc	164	3,722
Segro Plc	131	725
Serco Group Plc	85	705
Severn Trent Plc	42	1,200
Shire Plc	96	4,526
Smith & Nephew Plc	152	2,176
Smiths Group Plc	68	1,670
Standard Chartered Plc	417	9,426
Standard Life Plc	395	2,361
Subsea 7 SA	46	885
Tate & Lyle Plc	77	1,032
Tesco Plc	1,394	7,743
Travis Perkins Plc	42	1,302
TUI Travel Plc	80	547
Tullow Oil Plc	155	2,201
Unilever Plc	221	9,108
United Utilities Group Plc	118	1,317
Vodafone Group Plc	8,311	32,721
Weir Group Plc	38	1,338
Whitbread Plc	31	1,929
William Hill Plc	147	982
WM Morrison Supermarkets Plc	370	1,600
Wolseley Plc	46	2,634
WPP Plc	228	5,224

		447,720

Total Common Stocks (cost $1,862,979)		2,257,808

PREFERRED STOCKS - 0.7%

GERMANY - 0.6%
Bayerische Motoren Werke AG	9	776
Fuchs Petrolub AG	6	626
Henkel AG & Co. KGaA	30	3,528
Porsche Automobil Holding SE	26	2,683
Volkswagen AG	25	7,033

		14,646

ITALY - 0.0%
Telecom Italia SpA	1,032	810

SWITZERLAND - 0.1%
Lindt & Spruengli AG	—	676
Schindler Holding AG	8	1,174

		1,850

Total Preferred Stocks (cost $10,450)		17,306

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
RIGHTS - 0.0%

SPAIN - 0.0%
Repsol SA (c) (e)	145	99

Total Rights (cost $97)		99

OTHER EQUITY INTERESTS - 0.0%

AUSTRIA - 0.0%
IMMOEAST AG (c) (f) (u)	37	—
IMMOFINANZ AG (c) (f) (u)	27	—

Total Other Equity Interests (cost $0)		—

SHORT TERM INVESTMENTS - 4.4%

Investment Companies - 2.3%
JNL Money Market Fund, 0.01% (a) (h)	54,033	54,033

Securities Lending Collateral - 1.9%
Securities Lending Cash Collateral Fund LLC, 0.22% (a) (h)	44,997	44,997

Treasury Securities - 0.2%
U.S. Treasury Bill
0.07%, 03/13/14 (o)	$1,450	1,450
0.07%, 03/27/14 (o)	730	730
0.07%, 06/26/14 (o)	1,175	1,174

		3,354

Total Short Term Investments (cost $102,384)		102,384

Total Investments - 101.8% (cost $1,975,910)		2,377,597
Other Assets and Liabilities, Net - (1.8%)		(41,403)

Total Net Assets - 100.0%		$2,336,194

JNL/Mellon Capital Bond Index Fund

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 2.4%
Ally Auto Receivables Trust, 0.59%, 01/17/17	$1,000	$1,001
American Airlines Pass-Through Trust, 5.25%, 01/31/21	428	454
Banc of America Commercial Mortgage Trust REMIC
5.73%, 05/10/45 (i)	1,500	1,636
5.77%, 05/10/45 (i)	550	606
5.45%, 01/15/49	1,500	1,623
5.48%, 01/15/49 (i)	350	365
Banc of America Merrill Lynch Commercial Mortgage Inc. REMIC, 5.18%, 09/10/47 (i)	1,000	1,064
Bank of America Credit Card Trust, 5.17%, 06/15/19	900	1,007
Bear Stearns Commercial Mortgage Securities Trust REMIC
5.71%, 06/11/40 (i)	300	336
5.54%, 10/12/41	1,250	1,366
4.87%, 09/11/42	655	687
Capital One Multi-Asset Execution Trust, 5.05%, 12/17/18	1,000	1,089
Centerpoint Energy Transition Co. LLC Secured Transition Bond, 5.17%, 08/01/19	741	805
Citibank Credit Card Issuance Trust, 5.30%, 03/15/18	900	988
Citigroup/Deutsche Bank Commercial Mortgage Trust REMIC
5.62%, 10/15/48	250	272
5.65%, 10/15/48	500	547

	Shares/Par (p)	Value
Cobalt Commercial Mortage-Backed Securities Trust REMIC, 5.22%, 08/15/48	1,250	1,349
Continental Airlines Inc. Pass-Through Trust, 4.75%, 01/12/21	268	284
Credit Suisse Mortgage Capital Certificates REMIC, 5.38%, 02/15/40	244	263
Delta Air Lines Pass-Through Trust, 6.82%, 08/10/22 (i)	336	379
GE Capital Commercial Mortgage Corp. REMIC, 5.31%, 11/10/45 (i)	200	213
Greenwich Capital Commercial Funding Corp. REMIC, 5.22%, 04/10/37 (i)	1,000	1,054
GS Mortgage Securities Trust REMIC
5.55%, 04/10/38 (i)	1,000	1,077
5.56%, 11/10/39	400	438
3.00%, 08/10/44	1,500	1,560
3.48%, 01/10/45	750	748
JPMorgan Chase Commercial Mortgage Securities Trust REMIC
4.74%, 07/15/42	500	521
4.78%, 07/15/42	500	523
4.94%, 08/15/42 (i)	277	291
5.42%, 01/15/49	250	274
5.71%, 02/12/49 (i)	200	222
5.79%, 02/12/51 (i)	521	584
LB-UBS Commercial Mortgage Trust REMIC
5.66%, 03/15/39 (i)	330	355
5.42%, 02/15/40	330	364
5.87%, 09/15/45 (i)	1,517	1,682
Merrill Lynch Mortgage Trust REMIC, 5.74%, 08/12/43 (i)	243	265
Merrill Lynch/Countrywide Commercial Mortgage Trust REMIC
5.41%, 07/12/46 (i)	200	216
5.17%, 12/12/49	200	217
5.74%, 06/12/50 (i)	369	380
Morgan Stanley Bank of America Merrill Lynch Trust REMIC, 2.86%, 11/15/45	250	235
Morgan Stanley Capital I Trust REMIC
5.33%, 11/12/41	227	248
5.67%, 10/15/42 (i)	235	252
5.60%, 04/12/49 (i)	229	232
5.60%, 04/12/49 (i)	2,400	2,634
Nissan Auto Lease Trust, 0.61%, 04/15/16	1,000	1,000
Nissan Auto Receivables Owner Trust, 1.00%, 07/16/18	1,000	1,007
UBS Commercial Mortgage Trust REMIC, 3.40%, 05/10/45	1,500	1,476
UBS-Barclays Commercial Mortgage Trust REMIC, 2.85%, 12/10/45	500	465
United Air Lines Inc. Pass-Through Trust, 4.30%, 08/15/25 (e)	250	255
US Airways Pass-Through Trust, 3.95%, 11/15/25 (e)	500	489
Wachovia Bank Commercial Mortgage Trust REMIC
5.12%, 07/15/42 (i)	386	406
5.42%, 01/15/45 (i)	872	930
5.57%, 10/15/48	250	274

Total Non-U.S. Government Agency Asset- Backed Securities (cost $35,439)		37,008

CORPORATE BONDS AND NOTES - 24.5%

CONSUMER DISCRETIONARY - 1.8%
Amazon.com Inc., 2.50%, 11/29/22 (e)	200	180
AutoZone Inc., 5.50%, 11/15/15	400	433
Carnival Corp., 3.95%, 10/15/20	200	200

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
CBS Corp.
1.95%, 07/01/17	450	451
5.63%, 09/15/19 (e)	500	568
4.85%, 07/01/42	500	449
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22 (e)	500	692
Comcast Corp.
6.50%, 01/15/15	50	53
5.90%, 03/15/16	500	552
5.70%, 05/15/18	600	689
6.50%, 11/15/35	100	116
6.95%, 08/15/37 (e)	500	613
COX Communications Inc., 5.45%, 12/15/14	144	150
Delphi Corp., 5.00%, 02/15/23	500	514
DIRECTV Holdings LLC
3.55%, 03/15/15	200	207
3.50%, 03/01/16	400	420
2.40%, 03/15/17	500	509
4.60%, 02/15/21	600	619
6.35%, 03/15/40 (e)	600	622
Discovery Communications LLC
3.70%, 06/01/15	100	104
5.63%, 08/15/19	100	112
5.05%, 06/01/20	200	218
6.35%, 06/01/40	100	110
Dollar General Corp., 3.25%, 04/15/23 (e)	500	459
Ford Motor Co.
7.45%, 07/16/31	300	367
4.75%, 01/15/43	300	270
Grupo Televisa SAB, 6.63%, 03/18/25 (e)	100	112
Hasbro Inc., 6.35%, 03/15/40	300	315
Home Depot Inc.
5.40%, 03/01/16	500	548
5.88%, 12/16/36	250	288
Johnson Controls Inc.
5.50%, 01/15/16	250	272
3.75%, 12/01/21	500	496
Kohl’s Corp., 4.00%, 11/01/21 (e)	500	499
Lowe’s Cos. Inc.
4.63%, 04/15/20	100	110
5.50%, 10/15/35	150	159
5.80%, 04/15/40	600	672
Macy’s Retail Holdings Inc.
6.65%, 07/15/24	200	231
6.90%, 04/01/29	250	283
McDonald’s Corp.
5.35%, 03/01/18	300	341
6.30%, 03/01/38	500	606
NBCUniversal Media LLC
5.15%, 04/30/20	200	223
6.40%, 04/30/40	500	573
News America Inc.
5.30%, 12/15/14	175	183
4.50%, 02/15/21	400	428
6.20%, 12/15/34	50	55
6.40%, 12/15/35 (e)	500	567
6.65%, 11/15/37	300	349
6.15%, 02/15/41	300	333
NIKE Inc, 2.25%, 05/01/23	400	357
Nordstrom Inc., 4.00%, 10/15/21	225	233
Omnicom Group Inc., 5.90%, 04/15/16	250	276
Starbucks Corp., 0.88%, 12/05/16	400	397
Target Corp.
5.88%, 07/15/16	250	281
6.50%, 10/15/37	300	354
Thomson Reuters Corp., 6.50%, 07/15/18	500	579
Time Warner Cable Inc.
5.85%, 05/01/17	150	164

	Shares/Par (p)	Value
6.75%, 07/01/18	600	673
8.75%, 02/14/19	169	201
6.55%, 05/01/37	250	231
7.30%, 07/01/38	300	298
6.75%, 06/15/39	300	282
Time Warner Entertainment Co. LP, 8.38%, 03/15/23	600	689
Time Warner Inc.
5.88%, 11/15/16	650	733
4.70%, 01/15/21 (e)	200	212
3.40%, 06/15/22 (e)	500	487
7.63%, 04/15/31	500	631
6.10%, 07/15/40	200	218
Viacom Inc.
2.50%, 12/15/16	500	517
7.88%, 07/30/30	125	155
4.38%, 03/15/43	300	252
Walt Disney Co.
1.10%, 12/01/17 (e)	350	345
2.75%, 08/16/21	300	289
7.00%, 03/01/32	50	64
3.70%, 12/01/42	300	250
Whirlpool Corp., 4.85%, 06/15/21	400	420
Wyndham Worldwide Corp., 3.90%, 03/01/23	500	470
Yum! Brands Inc., 6.88%, 11/15/37	52	59

		27,437

CONSUMER STAPLES - 1.6%
Altria Group Inc.
9.70%, 11/10/18 (l)	328	431
2.85%, 08/09/22	500	460
9.95%, 11/10/38 (l)	33	50
10.20%, 02/06/39 (l)	65	101
Anheuser-Busch Cos. Inc.
5.05%, 10/15/16	100	111
6.45%, 09/01/37	300	364
Anheuser-Busch InBev Finance Inc., 1.25%, 01/17/18	300	293
Anheuser-Busch InBev Worldwide Inc.
0.80%, 07/15/15 (e)	500	503
6.88%, 11/15/19 (l)	400	490
5.38%, 01/15/20 (l)	400	459
4.38%, 02/15/21	500	534
2.50%, 07/15/22	300	277
3.75%, 07/15/42	300	253
Archer-Daniels-Midland Co.
5.45%, 03/15/18	350	395
5.38%, 09/15/35	200	212
Beam Inc., 5.38%, 01/15/16	45	49
Campbell Soup Co., 4.25%, 04/15/21	300	305
Clorox Co., 3.80%, 11/15/21	500	503
Coca-Cola Co.
0.75%, 03/13/15	500	502
3.15%, 11/15/20	300	304
Coca-Cola Femsa SAB de CV, 3.88%, 11/26/23	400	394
ConAgra Foods Inc.
7.00%, 04/15/19	300	355
3.25%, 09/15/22	300	281
4.65%, 01/25/43	300	275
Costco Wholesale Corp., 0.65%, 12/07/15	400	401
CVS Caremark Corp.
5.75%, 06/01/17	244	277
4.13%, 05/15/21	400	414
4.00%, 12/05/23	500	498
Diageo Capital Plc
4.83%, 07/15/20	395	437
5.88%, 09/30/36	600	687

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
Diageo Investment Corp., 8.00%, 09/15/22	100	130
General Mills Inc., 5.70%, 02/15/17	300	336
Kellogg Co.
4.45%, 05/30/16	350	378
4.00%, 12/15/20	200	207
Kimberly-Clark Corp., 7.50%, 11/01/18	500	620
Kraft Foods Group Inc.
1.63%, 06/04/15	400	405
6.13%, 08/23/18	221	258
5.38%, 02/10/20 (e)	314	354
5.00%, 06/04/42	200	196
Kroger Co.
6.40%, 08/15/17	200	229
6.15%, 01/15/20	200	228
7.50%, 04/01/31	150	182
Lorillard Tobacco Co., 8.13%, 06/23/19 (l)	500	609
Mondelez International Inc.
4.13%, 02/09/16	100	106
6.50%, 02/09/40	350	417
Pepsi Bottling Group Inc., 7.00%, 03/01/29	375	471
PepsiCo Inc.
0.70%, 08/13/15	500	501
7.90%, 11/01/18	555	693
3.13%, 11/01/20	300	300
Philip Morris International Inc.
1.13%, 08/21/17 (e)	500	490
5.65%, 05/16/18	250	287
2.90%, 11/15/21	300	286
4.38%, 11/15/41	300	272
Procter & Gamble Co.
4.70%, 02/15/19	500	558
2.30%, 02/06/22 (e)	500	468
5.55%, 03/05/37	100	114
Safeway Inc., 6.35%, 08/15/17	500	559
Unilever Capital Corp.
2.75%, 02/10/16	400	416
5.90%, 11/15/32	300	367
Wal-Mart Stores Inc.
2.25%, 07/08/15 (e)	300	308
2.80%, 04/15/16	400	419
4.13%, 02/01/19	300	325
4.25%, 04/15/21 (e)	400	430
7.55%, 02/15/30	500	671
6.20%, 04/15/38	300	359
4.88%, 07/08/40 (e)	300	305
5.63%, 04/15/41	600	679
Walgreen Co., 1.00%, 03/13/15	500	502

		25,050

ENERGY - 3.0%
Anadarko Petroleum Corp.
5.95%, 09/15/16	100	111
8.70%, 03/15/19	250	316
6.45%, 09/15/36	250	280
Apache Corp.
3.63%, 02/01/21 (e)	400	411
4.75%, 04/15/43	500	483
Baker Hughes Inc., 5.13%, 09/15/40	400	422
Boardwalk Pipelines LP, 3.38%, 02/01/23	200	180
BP Capital Markets Plc
3.13%, 10/01/15 (e)	500	522
1.85%, 05/05/17	400	404
4.50%, 10/01/20	500	540
3.25%, 05/06/22	400	387
2.75%, 05/10/23	500	456
Burlington Resources Finance Co., 7.20%, 08/15/31	100	127
Cameron International Corp., 5.13%, 12/15/43	175	173

	Shares/Par (p)	Value
Canadian Natural Resources Ltd.
5.85%, 02/01/35	150	159
6.25%, 03/15/38	300	335
Cenovus Energy Inc.
5.70%, 10/15/19	200	228
4.45%, 09/15/42	500	449
CenterPoint Energy Resources Corp.
4.50%, 01/15/21	43	46
6.63%, 11/01/37	200	243
Chevron Corp.
1.72%, 06/24/18	500	498
3.19%, 06/24/23	1,000	958
CNOOC Finance 2013 Ltd.
1.13%, 05/09/16	300	299
1.75%, 05/09/18	300	293
3.00%, 05/09/23	300	268
4.25%, 05/09/43	300	252
Conoco Funding Co., 7.25%, 10/15/31	75	97
ConocoPhillips
6.65%, 07/15/18	75	89
5.75%, 02/01/19	300	346
6.00%, 01/15/20	300	352
6.50%, 02/01/39 (e)	500	625
ConocoPhillips Holding Co., 6.95%, 04/15/29	200	252
Continental Resources Inc., 4.50%, 04/15/23 (e)	500	507
Devon Energy Corp.
2.40%, 07/15/16 (e)	500	514
1.88%, 05/15/17	300	302
7.95%, 04/15/32	100	130
Devon Financing Corp. ULC, 7.88%, 09/30/31	100	128
El Paso Pipeline Partners Operating Co. LLC, 4.70%, 11/01/42	200	171
Enbridge Energy Partners LP
9.88%, 03/01/19	500	647
7.50%, 04/15/38	200	234
Encana Corp.
3.90%, 11/15/21	400	397
6.50%, 08/15/34	100	109
6.50%, 02/01/38	300	328
Energy Transfer Partners LP
5.95%, 02/01/15 (e)	250	263
9.70%, 03/15/19 (e)	222	287
5.20%, 02/01/22 (e)	500	526
7.50%, 07/01/38	200	234
6.50%, 02/01/42 (e)	250	268
Enterprise Products Operating LLC
3.70%, 06/01/15	100	104
5.25%, 01/31/20 (e)	300	334
6.88%, 03/01/33	25	30
6.45%, 09/01/40	100	115
5.95%, 02/01/41	300	326
4.45%, 02/15/43	300	264
EOG Resources Inc.
2.50%, 02/01/16	200	206
4.40%, 06/01/20	200	215
2.63%, 03/15/23	500	454
Halliburton Co., 7.45%, 09/15/39	250	335
Hess Corp.
7.30%, 08/15/31	35	43
5.60%, 02/15/41 (e)	400	415
Kerr-McGee Corp., 6.95%, 07/01/24	230	267
Kinder Morgan Energy Partners LP
6.00%, 02/01/17	150	168
9.00%, 02/01/19	500	635
3.95%, 09/01/22	500	487
3.50%, 09/01/23	300	275
6.50%, 09/01/39	200	219

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
5.00%, 03/01/43 (e)	300	276
Magellan Midstream Partners LP, 4.25%, 02/01/21	300	310
Marathon Oil Corp., 5.90%, 03/15/18	528	601
Marathon Petroleum Corp., 6.50%, 03/01/41	300	341
Nabors Industries Inc.
2.35%, 09/15/16 (r)	200	202
6.15%, 02/15/18 (e)	300	337
Nexen Inc.
5.88%, 03/10/35	50	53
6.40%, 05/15/37	100	113
Noble Energy Inc., 8.25%, 03/01/19	300	373
Noble Holding International Ltd.
3.45%, 08/01/15	200	207
2.50%, 03/15/17 (e)	400	401
6.20%, 08/01/40	200	208
Occidental Petroleum Corp.
2.50%, 02/01/16	400	415
4.10%, 02/01/21	250	262
ONEOK Partners LP
3.38%, 10/01/22	500	467
6.65%, 10/01/36	150	165
Pemex Project Funding Master Trust
5.75%, 03/01/18 (e)	500	557
6.63%, 06/15/35	150	158
Petro-Canada
7.88%, 06/15/26	200	256
7.00%, 11/15/28	75	91
Petrobras Global Finance BV, 4.38%, 05/20/23 (e)	500	445
Petrobras International Finance Co.
2.88%, 02/06/15	500	507
3.88%, 01/27/16	500	515
6.13%, 10/06/16	100	108
5.88%, 03/01/18	150	160
7.88%, 03/15/19	500	566
5.38%, 01/27/21	700	694
6.88%, 01/20/40	400	377
Petroleos Mexicanos
4.88%, 03/15/15	500	523
6.00%, 03/05/20	500	555
5.50%, 01/21/21	700	752
5.50%, 06/27/44	250	228
Phillips 66, 1.95%, 03/05/15	500	507
Pioneer Natural Resources Co., 3.95%, 07/15/22	400	401
Plains All American Pipeline LP
3.95%, 09/15/15	300	315
6.50%, 05/01/18	100	116
6.70%, 05/15/36	100	117
4.30%, 01/31/43	200	173
Plains Exploration & Production Co., 6.75%, 02/01/22	400	440
Pride International Inc., 6.88%, 08/15/20	400	478
Rowan Cos. Inc., 4.88%, 06/01/22	400	405
Shell International Finance BV
5.20%, 03/22/17 (e)	250	279
2.00%, 11/15/18 (e)	400	400
4.38%, 03/25/20	300	329
6.38%, 12/15/38	200	248
5.50%, 03/25/40	300	332
Southern Natural Gas Co., 5.90%, 04/01/17 (e) (r)	250	280
Spectra Energy Capital LLC, 8.00%, 10/01/19	250	298
Statoil ASA
3.15%, 01/23/22	500	488
2.65%, 01/15/24	500	450
3.70%, 03/01/24	400	396

	Shares/Par (p)	Value
3.95%, 05/15/43	300	261
Suncor Energy Inc.
5.95%, 12/01/34	100	109
6.50%, 06/15/38	300	348
Sunoco Logistics Partners Operations LP, 3.45%, 01/15/23	300	275
Talisman Energy Inc., 6.25%, 02/01/38	300	304
Total Capital Canada Ltd., 2.75%, 07/15/23 (e)	300	277
Total Capital International SA
0.75%, 01/25/16	300	299
2.88%, 02/17/22 (e)	500	475
Total Capital SA
3.00%, 06/24/15 (e)	400	414
2.30%, 03/15/16	250	258
TransCanada Pipelines Ltd.
6.50%, 08/15/18	200	235
3.80%, 10/01/20	400	414
6.20%, 10/15/37	300	341
5.00%, 10/16/43	500	491
Transocean Inc.
4.95%, 11/15/15	500	536
6.80%, 03/15/38	150	166
Valero Energy Corp.
9.38%, 03/15/19	500	644
7.50%, 04/15/32	100	121
Weatherford International Inc., 6.35%, 06/15/17	250	283
Weatherford International Ltd., 5.95%, 04/15/42	400	400
Western Gas Partners LP, 2.60%, 08/15/18	250	247
Williams Cos. Inc., 8.75%, 03/15/32	116	135
Williams Partners LP
3.80%, 02/15/15	100	103
5.25%, 03/15/20	500	546
6.30%, 04/15/40 (e)	200	214

		46,109

FINANCIALS - 9.4%
Abbey National Treasury Services Plc, 3.05%, 08/23/18	750	770
AFLAC Inc., 8.50%, 05/15/19 (e)	500	638
American Express Centurion Bank, 0.88%, 11/13/15	300	301
American Express Co.
6.15%, 08/28/17	750	865
7.00%, 03/19/18	480	573
4.05%, 12/03/42	135	118
American Express Credit Corp., 2.75%, 09/15/15	500	517
American Honda Finance Corp., 1.13%, 10/07/16	300	301
American International Group Inc.
3.00%, 03/20/15 (e)	500	514
5.85%, 01/16/18	600	688
6.40%, 12/15/20	500	590
4.88%, 06/01/22	500	537
8.18%, 05/15/58 (i)	500	605
Ameriprise Financial Inc., 7.52%, 06/01/66 (i)	250	277
Aon Plc, 4.45%, 05/24/43	300	266
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	150	149
Asian Development Bank
2.50%, 03/15/16 (e)	500	520
5.59%, 07/16/18	400	464
6.38%, 10/01/28	210	258
Assurant Inc., 6.75%, 02/15/34	100	107
AvalonBay Communities Inc., 2.85%, 03/15/23	500	450
AXA SA, 8.60%, 12/15/30	100	123
Bank of America Corp.
4.50%, 04/01/15	500	523
1.50%, 10/09/15	300	303

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
6.50%, 08/01/16	800	903
1.35%, 11/21/16	400	400
5.75%, 12/01/17	675	768
5.65%, 05/01/18	500	569
2.60%, 01/15/19	1,200	1,205
5.49%, 03/15/19 (e)	200	221
5.00%, 05/13/21	400	437
Bank of America NA, 6.00%, 10/15/36	250	286
Bank of Montreal
1.30%, 07/15/16	300	303
2.50%, 01/11/17	500	515
Bank of New York Mellon Corp.
2.50%, 01/15/16 (a) (e)	500	516
3.55%, 09/23/21 (a)	600	613
Bank of Nova Scotia
2.05%, 10/07/15	500	513
2.90%, 03/29/16 (e)	500	520
1.45%, 04/25/18	250	243
Bank One Corp., 7.63%, 10/15/26	500	617
Barclays Bank Plc
2.75%, 02/23/15	500	511
5.13%, 01/08/20 (e)	500	554
BB&T Corp.
5.20%, 12/23/15	500	540
1.60%, 08/15/17 (e)	500	495
BBVA US Senior SAU, 4.66%, 10/09/15	400	421
Berkshire Hathaway Finance Corp.
4.85%, 01/15/15	100	105
1.60%, 05/15/17	500	505
4.25%, 01/15/21 (e)	300	318
4.30%, 05/15/43 (e)	400	359
Berkshire Hathaway Inc., 3.20%, 02/11/15	500	515
BlackRock Inc.
3.50%, 12/10/14	200	206
3.38%, 06/01/22	500	494
BNP Paribas SA
2.70%, 08/20/18	1,000	1,018
5.00%, 01/15/21	400	438
Boston Properties LP
5.63%, 11/15/20	200	225
3.80%, 02/01/24 (e)	500	479
Brandywine Operating Partnership LP, 3.95%, 02/15/23	500	468
Camden Property Trust, 5.00%, 06/15/15	100	106
Canadian Imperial Bank of Commerce, 2.35%, 12/11/15 (e)	500	516
Capital One Bank USA NA, 3.38%, 02/15/23	500	464
Capital One Financial Corp.
6.15%, 09/01/16	250	280
3.50%, 06/15/23	550	515
Caterpillar Financial Services Corp.
4.75%, 02/17/15	100	105
2.75%, 06/24/15	200	206
1.63%, 06/01/17	400	402
Charles Schwab Corp., 2.20%, 07/25/18	500	502
Cincinnati Financial Corp., 6.13%, 11/01/34	100	106
Citigroup Inc.
6.01%, 01/15/15	301	317
2.65%, 03/02/15 (e)	1,000	1,020
4.75%, 05/19/15	237	249
1.70%, 07/25/16 (e)	300	303
5.85%, 08/02/16 (e)	250	278
4.45%, 01/10/17	700	758
6.00%, 08/15/17	250	285
6.13%, 05/15/18	400	463
8.50%, 05/22/19	550	705
5.38%, 08/09/20	300	341
4.50%, 01/14/22	500	529

	Shares/Par (p)	Value
4.05%, 07/30/22	400	395
3.50%, 05/15/23	400	372
5.88%, 02/22/33	300	308
6.00%, 10/31/33	150	158
CNA Financial Corp., 5.75%, 08/15/21	400	448
Commonwealth Bank of Australia, 1.25%, 09/18/15	200	202
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
2.13%, 10/13/15	500	513
3.38%, 01/19/17	500	526
3.88%, 02/08/22	500	502
Corp. Andina de Fomento, 3.75%, 01/15/16 (e)	200	208
Council Of Europe Development Bank, 1.50%, 02/22/17 (e)	500	506
Credit Suisse New York, 4.38%, 08/05/20 (e)	500	534
Credit Suisse USA Inc.
5.13%, 08/15/15	200	214
5.38%, 03/02/16 (e)	500	547
7.13%, 07/15/32	100	130
CubeSmart LP, 4.38%, 12/15/23	400	390
DDR Corp., 4.63%, 07/15/22	300	306
Deutsche Bank AG London
3.45%, 03/30/15	500	516
6.00%, 09/01/17 (e)	500	571
Deutsche Bank Financial LLC, 5.38%, 03/02/15	250	262
Discover Bank, 7.00%, 04/15/20	300	349
Duke Realty LP
7.38%, 02/15/15	150	160
3.88%, 10/15/22	200	190
ERP Operating LP, 5.75%, 06/15/17	150	168
European Bank for Reconstruction & Development
2.75%, 04/20/15	500	515
2.50%, 03/15/16	200	208
1.00%, 02/16/17 (e)	500	501
European Investment Bank
2.75%, 03/23/15	700	721
1.63%, 09/01/15 (e)	600	612
1.38%, 10/20/15 (e)	400	407
4.88%, 02/16/16	550	598
2.50%, 05/16/16	1,700	1,775
2.13%, 07/15/16	1,000	1,034
1.75%, 03/15/17	500	511
5.13%, 05/30/17 (e)	500	566
1.13%, 09/15/17 (e)	1,000	994
1.00%, 06/15/18	700	679
4.00%, 02/16/21 (e)	500	540
Export-Import Bank of Korea
5.13%, 03/16/15	200	210
4.00%, 01/11/17	500	530
5.00%, 04/11/22 (e)	600	650
Fidelity National Financial Inc., 6.60%, 05/15/17 (e)	400	446
Fifth Third Bancorp, 8.25%, 03/01/38	600	797
FMS Wertmanagement AoeR, 0.63%, 04/18/16	250	247
Ford Motor Credit Co. LLC
2.75%, 05/15/15	600	616
3.98%, 06/15/16	500	532
4.25%, 02/03/17 (e)	300	323
3.00%, 06/12/17	300	312
5.00%, 05/15/18	300	334
4.25%, 09/20/22	300	301
4.38%, 08/06/23 (e)	250	251
Franklin Resources Inc., 3.13%, 05/20/15	300	309
General Electric Capital Corp.
2.15%, 01/09/15 (e)	1,000	1,018
3.50%, 06/29/15	500	522

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
5.00%, 01/08/16	300	324
5.63%, 09/15/17	1,100	1,251
5.50%, 01/08/20 (e)	700	801
4.38%, 09/16/20 (e)	550	595
4.63%, 01/07/21	400	436
6.75%, 03/15/32	850	1,050
5.88%, 01/14/38	900	1,022
6.88%, 01/10/39	600	769
6.38%, 11/15/67 (e) (i)	300	326
Genworth Financial Inc., 7.70%, 06/15/20 (e)	350	417
Goldman Sachs Group Inc.
5.13%, 01/15/15	700	731
3.30%, 05/03/15	500	515
1.60%, 11/23/15	700	708
5.75%, 10/01/16	250	279
6.25%, 09/01/17 (e)	500	572
5.95%, 01/18/18	300	341
6.15%, 04/01/18	300	344
7.50%, 02/15/19	600	730
5.38%, 03/15/20	400	444
5.25%, 07/27/21	500	547
5.95%, 01/15/27	450	477
6.75%, 10/01/37	1,000	1,109
Hartford Financial Services Group Inc.
5.38%, 03/15/17	500	551
6.10%, 10/01/41	75	85
HCP Inc.
6.00%, 01/30/17	150	168
5.38%, 02/01/21	300	326
Health Care REIT Inc.
6.13%, 04/15/20	400	450
4.50%, 01/15/24 (e)	300	296
Hospitality Properties Trust, 5.63%, 03/15/17	500	543
Host Hotels & Resorts LP, 6.00%, 10/01/21	400	435
HSBC Bank USA NA, 4.88%, 08/24/20	300	323
HSBC Finance Capital Trust IX, 5.91%, 11/30/35 (i)	250	258
HSBC Holdings Plc
5.10%, 04/05/21	500	555
4.00%, 03/30/22	500	513
7.63%, 05/17/32	150	187
6.10%, 01/14/42	600	712
HSBC USA Inc., 2.38%, 02/13/15	500	510
ING US Inc., 5.70%, 07/15/43 (l)	300	312
Inter-American Development Bank
5.13%, 09/13/16	650	725
1.13%, 03/15/17	1,000	1,006
3.88%, 02/14/20	700	758
2.13%, 11/09/20	400	388
IntercontinentalExchange Group Inc., 4.00%, 10/15/23	300	301
International Bank for Reconstruction & Development
2.38%, 05/26/15	200	206
2.13%, 03/15/16 (e)	500	517
1.00%, 09/15/16	1,000	1,008
0.88%, 04/17/17 (e)	1,000	997
1.13%, 07/18/17 (e)	500	500
7.63%, 01/19/23	300	405
International Finance Corp.
2.75%, 04/20/15	200	206
2.13%, 11/17/17	500	513
Intesa Sanpaolo SpA, 3.13%, 01/15/16	400	408
Jefferies Group Inc.
5.13%, 04/13/18	500	541
6.45%, 06/08/27	100	104
John Deere Capital Corp.
2.25%, 06/07/16	400	413

	Shares/Par (p)	Value
1.40%, 03/15/17	500	498
1.20%, 10/10/17 (e)	500	487
2.75%, 03/15/22	500	473
JPMorgan Chase & Co.
4.75%, 03/01/15 (e)	250	262
0.80%, 04/23/15	1,000	1,000
6.00%, 01/15/18	1,750	2,014
6.30%, 04/23/19	500	590
4.40%, 07/22/20	600	644
4.50%, 01/24/22	600	634
3.20%, 01/25/23	500	473
5.60%, 07/15/41	500	541
JPMorgan Chase Bank NA, 6.00%, 10/01/17	500	572
KeyCorp, 2.30%, 12/13/18	400	397
Korea Development Bank, 3.25%, 03/09/16	500	519
Korea Finance Corp., 2.88%, 08/22/18 (e)	500	503
Kreditanstalt fuer Wiederaufbau
2.63%, 03/03/15	1,000	1,027
4.88%, 01/17/17	1,200	1,342
1.25%, 02/15/17	1,000	1,010
4.38%, 03/15/18	800	889
4.88%, 06/17/19	500	570
4.00%, 01/27/20	300	326
2.75%, 09/08/20	500	504
2.63%, 01/25/22	700	682
0.00%, 06/29/37 (j)	500	183
Landwirtschaftliche Rentenbank
2.50%, 02/15/16	1,000	1,039
5.13%, 02/01/17	500	563
Leucadia National Corp., 6.63%, 10/23/43	300	293
Liberty Property LP, 3.38%, 06/15/23	500	454
Lloyds Bank Plc, 6.38%, 01/21/21	500	589
Markel Corp., 5.00%, 03/30/43	400	373
Merrill Lynch & Co. Inc.
5.00%, 01/15/15	550	573
6.05%, 05/16/16 (e)	250	275
5.70%, 05/02/17	500	556
6.88%, 04/25/18	1,300	1,536
MetLife Inc.
6.75%, 06/01/16	500	568
7.72%, 02/15/19	500	619
5.70%, 06/15/35	100	109
6.40%, 12/15/36 (i)	100	103
Mid-America Apartments LP, 4.30%, 10/15/23	200	194
Morgan Stanley
5.38%, 10/15/15	500	538
1.75%, 02/25/16	300	304
5.45%, 01/09/17	850	942
4.75%, 03/22/17 (e)	800	873
6.63%, 04/01/18	500	585
5.50%, 01/26/20	500	561
5.50%, 07/24/20 (e)	500	559
5.75%, 01/25/21	400	452
3.75%, 02/25/23	300	291
7.25%, 04/01/32	387	478
Murray Street Investment Trust I, 4.65%, 03/09/17 (e) (k)	500	538
National Australia Bank Ltd., 1.60%, 08/07/15	600	610
National Rural Utilities Cooperative Finance Corp., 10.38%, 11/01/18	200	270
Nomura Holdings Inc, 6.70%, 03/04/20	400	458
Northern Trust Corp., 3.45%, 11/04/20	300	308
Perrigo Co. Plc, 5.30%, 11/15/43 (r)	400	391
PNC Bank NA, 4.20%, 11/01/25	300	294
PNC Funding Corp.
5.25%, 11/15/15	250	268
5.63%, 02/01/17	600	666
6.70%, 06/10/19	500	600

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
Prudential Financial Inc.
4.75%, 09/17/15	500	533
5.38%, 06/21/20	200	226
4.50%, 11/16/21 (e)	500	531
5.75%, 07/15/33 (e)	400	428
6.63%, 06/21/40	200	242
Realty Income Corp.
6.75%, 08/15/19	150	176
5.88%, 03/15/35	300	311
Royal Bank of Canada
2.88%, 04/19/16 (e)	500	521
2.30%, 07/20/16	500	517
Royal Bank of Scotland Group Plc, 2.55%, 09/18/15	500	511
Royal Bank of Scotland Plc
6.40%, 10/21/19	200	230
6.13%, 01/11/21 (e)	300	339
Simon Property Group LP
5.75%, 12/01/15	400	433
5.25%, 12/01/16	250	277
3.38%, 03/15/22	400	389
6.75%, 02/01/40	100	125
State Street Corp., 3.10%, 05/15/23	500	464
Sumitomo Mitsui Banking Corp.
1.35%, 07/18/15	600	605
3.20%, 07/18/22	400	380
SunTrust Banks Inc., 3.60%, 04/15/16	500	527
Toyota Motor Credit Corp.
3.20%, 06/17/15	500	520
1.25%, 10/05/17	600	589
4.25%, 01/11/21	400	428
2.63%, 01/10/23	300	278
Transatlantic Holdings Inc., 5.75%, 12/14/15	200	217
Travelers Cos. Inc., 6.25%, 06/15/37	150	179
Travelers Property Casualty Corp., 6.38%, 03/15/33	400	480
Trinity Acquisition Plc, 4.63%, 08/15/23 (e)	350	343
U.S. Bancorp
2.45%, 07/27/15	400	411
1.65%, 05/15/17	400	401
4.13%, 05/24/21	400	425
2.95%, 07/15/22	400	371
UBS AG
3.88%, 01/15/15	500	517
5.88%, 07/15/16	250	278
5.88%, 12/20/17	146	167
5.75%, 04/25/18	220	252
4.88%, 08/04/20	391	435
Union Bank NA, 5.95%, 05/11/16	500	554
Validus Holding Ltd., 8.88%, 01/26/40	500	658
Ventas Realty LP, 4.00%, 04/30/19	500	525
Wachovia Bank NA
6.00%, 11/15/17	250	288
5.85%, 02/01/37	250	285
Wells Fargo & Co.
3.68%, 06/15/16 (k)	600	639
1.25%, 07/20/16	690	695
1.50%, 01/16/18 (e)	500	497
4.60%, 04/01/21	500	547
3.50%, 03/08/22	500	499
3.45%, 02/13/23	300	283
4.48%, 01/16/24 (r)	775	770
5.38%, 11/02/43	500	510
Westpac Banking Corp.
4.20%, 02/27/15 (e)	500	521
4.88%, 11/19/19	800	887
Weyerhaeuser Co., 7.38%, 03/15/32	200	244

		146,157

	Shares/Par (p)	Value
HEALTH CARE - 1.9%
AbbVie Inc.
1.20%, 11/06/15	400	404
1.75%, 11/06/17	400	399
2.00%, 11/06/18	400	395
2.90%, 11/06/22	400	373
Aetna Inc.
1.50%, 11/15/17 (e)	200	197
4.13%, 06/01/21	500	524
6.63%, 06/15/36	150	179
4.13%, 11/15/42	200	174
Agilent Technologies Inc., 5.00%, 07/15/20	200	215
Amgen Inc.
5.85%, 06/01/17	600	681
4.10%, 06/15/21	600	624
6.38%, 06/01/37 (e)	400	457
5.15%, 11/15/41	400	397
AstraZeneca Plc
5.90%, 09/15/17	250	286
6.45%, 09/15/37	550	655
Baxter International Inc.
4.63%, 03/15/15	75	79
4.25%, 03/15/20	200	215
4.50%, 06/15/43 (e)	250	241
Becton Dickinson and Co., 3.25%, 11/12/20	300	299
Boston Scientific Corp.
6.25%, 11/15/15 (l)	300	328
7.38%, 01/15/40	300	372
Bristol-Myers Squibb Co.
5.45%, 05/01/18	150	172
5.88%, 11/15/36	67	76
3.25%, 08/01/42 (e)	200	155
Cardinal Health Inc.
1.70%, 03/15/18 (e)	400	391
4.60%, 03/15/43	300	279
Celgene Corp., 3.95%, 10/15/20 (e)	300	310
Cigna Corp., 4.00%, 02/15/22	500	508
Covidien International Finance SA, 6.00%, 10/15/17 (e)	300	344
Eli Lilly & Co.
5.20%, 03/15/17	400	447
5.55%, 03/15/37	100	109
Express Scripts Holding Co., 3.90%, 02/15/22	500	500
Express Scripts Inc., 3.13%, 05/15/16	300	313
Genentech Inc., 5.25%, 07/15/35	250	263
Gilead Sciences Inc., 4.40%, 12/01/21 (e)	500	533
GlaxoSmithKline Capital Inc.
5.65%, 05/15/18	500	575
2.80%, 03/18/23 (e)	200	185
5.38%, 04/15/34	150	163
GlaxoSmithKline Capital Plc, 0.75%, 05/08/15	400	402
Howard Hughes Medical Institute, 3.50%, 09/01/23	250	245
Humana Inc., 7.20%, 06/15/18 (l)	500	591
Johnson & Johnson
3.55%, 05/15/21 (e)	350	364
5.95%, 08/15/37	500	589
4.50%, 12/05/43	400	396
McKesson Corp.
5.70%, 03/01/17	100	111
2.85%, 03/15/23	500	452
Medco Health Solutions Inc., 7.13%, 03/15/18 (e) (l)	500	594
Medtronic Inc.
3.00%, 03/15/15 (e)	600	619
4.45%, 03/15/20	400	438

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
Merck & Co. Inc.
4.75%, 03/01/15 (e)	250	262
6.00%, 09/15/17	250	289
2.40%, 09/15/22 (e)	400	365
6.50%, 12/01/33 (l)	350	435
6.55%, 09/15/37	300	373
3.60%, 09/15/42	200	165
Mylan Inc., 4.20%, 11/29/23	400	393
Novartis Securities Investment Ltd., 5.13%, 02/10/19	500	566
Pfizer Inc.
5.35%, 03/15/15	700	740
6.20%, 03/15/19	500	592
7.20%, 03/15/39	500	670
Pharmacia Corp., 6.60%, 12/01/28	50	61
Quest Diagnostic Inc., 4.70%, 04/01/21	500	512
Sanofi SA, 2.63%, 03/29/16	500	520
St. Jude Medical Inc., 4.75%, 04/15/43	750	708
Stryker Corp., 4.10%, 04/01/43 (e)	400	353
Teva Pharmaceutical Finance II BV, 3.00%, 06/15/15	500	516
Teva Pharmaceutical Finance LLC, 6.15%, 02/01/36 (e)	150	164
Thermo Fisher Scientific Inc.
5.00%, 06/01/15	200	212
3.20%, 03/01/16	300	314
5.30%, 02/01/44	400	403
UnitedHealth Group Inc.
5.38%, 03/15/16 (e)	250	274
6.00%, 02/15/18	150	173
1.63%, 03/15/19	500	481
4.70%, 02/15/21	400	436
5.80%, 03/15/36	150	165
5.95%, 02/15/41	450	508
WellPoint Inc.
5.25%, 01/15/16	300	324
4.35%, 08/15/20	200	211
3.30%, 01/15/23	300	280
4.65%, 01/15/43	200	185
Wyeth LLC, 5.95%, 04/01/37	250	289
Zoetis Inc., 1.88%, 02/01/18	300	297

		29,854

INDUSTRIALS - 1.4%
3M Co.
2.00%, 06/26/22	500	456
5.70%, 03/15/37	150	172
Air Lease Corp, 3.38%, 01/15/19	400	400
Boeing Co., 4.88%, 02/15/20	500	557
Burlington Northern Santa Fe LLC
4.10%, 06/01/21	300	308
3.05%, 09/01/22	500	468
6.15%, 05/01/37	100	114
5.75%, 05/01/40	400	438
Canadian National Railway Co.
1.45%, 12/15/16	400	403
5.55%, 03/01/19	400	459
Caterpillar Inc.
3.90%, 05/27/21	650	674
3.80%, 08/15/42	128	107
CSX Corp.
6.25%, 04/01/15	30	32
7.38%, 02/01/19	300	364
3.70%, 11/01/23	200	193
6.00%, 10/01/36	200	218
Dover Corp., 5.38%, 03/01/41	500	534
Eaton Corp.
0.95%, 11/02/15	600	602

	Shares/Par (p)	Value
1.50%, 11/02/17	300	294
2.75%, 11/02/22	100	93
4.15%, 11/02/42	100	89
Emerson Electric Co.
5.00%, 12/15/14	100	104
2.63%, 02/15/23	360	336
FedEx Corp.
2.63%, 08/01/22	300	271
3.88%, 08/01/42	300	245
GATX Corp., 4.75%, 06/15/22	350	355
General Electric Co.
5.25%, 12/06/17	600	679
2.70%, 10/09/22	500	467
Honeywell International Inc.
5.00%, 02/15/19	500	562
5.38%, 03/01/41	300	329
Ingersoll-Rand Global Holding Co. Ltd., 6.88%, 08/15/18	200	235
Koninklijke Philips Electronics NV, 5.75%, 03/11/18 (e)	350	400
L-3 Communications Corp., 4.95%, 02/15/21 (e)	500	522
Lockheed Martin Corp.
3.35%, 09/15/21	600	595
4.07%, 12/15/42	493	429
Norfolk Southern Corp.
5.90%, 06/15/19	300	347
2.90%, 02/15/23	79	73
4.84%, 10/01/41	624	594
Northrop Grumman Systems Corp., 5.05%, 08/01/19	210	232
Owens Corning, 6.50%, 12/01/16	500	555
Pitney Bowes Inc., 5.75%, 09/15/17	500	551
Precision Castparts Corp., 2.50%, 01/15/23	300	271
Raytheon Co., 3.13%, 10/15/20	500	500
Republic Services Inc.
5.00%, 03/01/20 (e)	300	329
6.20%, 03/01/40	430	486
Roper Industries Inc., 1.85%, 11/15/17	300	297
Ryder System Inc., 2.35%, 02/26/19 (e)	400	391
Union Pacific Corp.
4.75%, 12/15/43	180	175
4.82%, 02/01/44 (r)	332	320
United Parcel Service Inc.
3.13%, 01/15/21	500	500
6.20%, 01/15/38	350	424
United Technologies Corp.
4.88%, 05/01/15	300	317
1.80%, 06/01/17	300	305
6.13%, 02/01/19	250	295
3.10%, 06/01/22 (e)	300	293
6.70%, 08/01/28	50	61
5.70%, 04/15/40	500	566
Waste Management Inc.
6.10%, 03/15/18	200	230
2.90%, 09/15/22 (e)	500	462

		21,078

INFORMATION TECHNOLOGY - 1.1%
Adobe Systems Inc., 4.75%, 02/01/20	300	324
Apple Inc.
1.00%, 05/03/18 (e)	650	628
2.40%, 05/03/23	650	584
Arrow Electronics Inc., 4.50%, 03/01/23	400	384
CA Inc., 4.50%, 08/15/23	400	395
Cisco Systems Inc.
5.50%, 02/22/16	750	825
4.45%, 01/15/20	650	708

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
5.90%, 02/15/39	250	277
Computer Sciences Corp., 4.45%, 09/15/22 (e)	300	289
Corning Inc., 4.75%, 03/15/42	400	384
eBay Inc.
0.70%, 07/15/15	200	201
1.35%, 07/15/17	200	199
2.60%, 07/15/22 (e)	200	184
4.00%, 07/15/42 (e)	200	169
Harris Corp., 4.40%, 12/15/20	500	518
Hewlett-Packard Co.
2.13%, 09/13/15 (e)	300	306
3.00%, 09/15/16	500	520
4.30%, 06/01/21	600	607
4.05%, 09/15/22	300	294
Intel Corp.
2.70%, 12/15/22	500	460
4.25%, 12/15/42	400	352
International Business Machines Corp.
0.45%, 05/06/16	600	595
5.70%, 09/14/17	600	689
1.63%, 05/15/20 (e)	600	562
6.50%, 01/15/28	200	243
Jabil Circuit Inc., 4.70%, 09/15/22 (e)	300	288
Microsoft Corp.
1.63%, 09/25/15	200	204
0.88%, 11/15/17 (e)	500	492
3.00%, 10/01/20	300	305
5.30%, 02/08/41	550	587
Oracle Corp.
5.75%, 04/15/18	350	404
2.38%, 01/15/19	400	403
3.88%, 07/15/20	300	316
2.50%, 10/15/22	500	457
3.63%, 07/15/23	400	396
5.38%, 07/15/40	500	532
Seagate HDD Cayman, 4.75%, 06/01/23 (r)	500	468
Seagate Technology HDD Holdings, 6.80%, 10/01/16	95	107
Western Union Co., 5.25%, 04/01/20 (e)	500	532
Xerox Corp., 6.35%, 05/15/18 (e)	500	571

		16,759

MATERIALS - 1.3%
Agrium Inc., 7.13%, 05/23/36 (e)	300	353
Airgas Inc.
2.95%, 06/15/16	500	518
2.38%, 02/15/20	500	472
Alcoa Inc.
5.55%, 02/01/17	200	215
6.75%, 07/15/18 (e)	300	338
5.40%, 04/15/21 (e)	400	408
Barrick Gold Corp.
6.95%, 04/01/19	350	404
5.95%, 10/15/39	300	259
BHP Billiton Finance USA Ltd.
5.25%, 12/15/15	90	98
1.63%, 02/24/17 (e)	500	501
5.40%, 03/29/17	200	224
3.25%, 11/21/21 (e)	430	427
4.13%, 02/24/42 (e)	500	443
CF Industries Inc
3.45%, 06/01/23	250	228
4.95%, 06/01/43	250	227
CRH America Inc., 6.00%, 09/30/16	250	279
Dow Chemical Co.
8.55%, 05/15/19 (e) (l)	197	254
4.13%, 11/15/21 (e)	400	413
7.38%, 11/01/29	200	256

	Shares/Par (p)	Value
5.25%, 11/15/41	400	397
E.I. du Pont de Nemours & Co.
4.25%, 04/01/21	300	317
2.80%, 02/15/23	400	366
4.90%, 01/15/41 (e)	300	295
Ecolab Inc., 5.50%, 12/08/41	500	534
Freeport-McMoRan Copper & Gold Inc.
1.40%, 02/13/15 (e)	350	352
3.55%, 03/01/22	500	475
5.45%, 03/15/43	300	286
International Paper Co.
7.95%, 06/15/18 (l)	550	668
8.70%, 06/15/38 (l)	300	412
LyondellBasell Industries NV, 5.00%, 04/15/19	500	555
MeadWestvaco Corp., 7.38%, 09/01/19	500	593
Newmont Mining Corp.
3.50%, 03/15/22	500	425
5.88%, 04/01/35 (e)	50	42
6.25%, 10/01/39	400	353
Packaging Corp. of America, 4.50%, 11/01/23	200	200
Plum Creek Timberlands LP, 4.70%, 03/15/21	400	414
PPG Industries Inc., 3.60%, 11/15/20	400	405
Praxair Inc.
5.38%, 11/01/16	500	558
2.20%, 08/15/22	300	266
Rio Tinto Finance USA Ltd.
1.88%, 11/02/15	250	255
3.75%, 09/20/21 (e)	600	605
Rio Tinto Finance USA Plc
2.00%, 03/22/17	600	603
3.50%, 03/22/22	500	490
RPM International Inc., 6.13%, 10/15/19	200	224
Southern Copper Corp., 7.50%, 07/27/35	150	156
Teck Resources Ltd.
4.50%, 01/15/21	500	503
5.20%, 03/01/42	400	352
Vale Overseas Ltd.
6.25%, 01/11/16	100	109
6.25%, 01/23/17 (e)	150	166
4.63%, 09/15/20	500	511
8.25%, 01/17/34	200	230
6.88%, 11/21/36	400	412
Vale SA, 5.63%, 09/11/42 (e)	500	452

		19,298

TELECOMMUNICATION SERVICES - 1.3%
America Movil SAB de CV
3.63%, 03/30/15	200	206
2.38%, 09/08/16	500	515
6.38%, 03/01/35	200	216
6.13%, 03/30/40 (e)	300	316
4.38%, 07/16/42 (e)	200	166
AT&T Inc.
2.50%, 08/15/15	800	821
2.40%, 08/15/16	600	617
4.45%, 05/15/21	500	526
6.50%, 09/01/37	500	561
British Telecommunications Plc, 9.63%, 12/15/30 (l)	550	819
Deutsche Telekom International Finance BV
5.75%, 03/23/16	250	274
8.75%, 06/15/30 (l)	300	422
Embarq Corp.
7.08%, 06/01/16	300	335
8.00%, 06/01/36	500	505
France Telecom SA, 8.75%, 03/01/31 (l)	250	344
GTE Corp.
6.84%, 04/15/18	250	291

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
6.94%, 04/15/28	50	57
Pacific Bell Telephone Co., 7.13%, 03/15/26	500	597
Qwest Corp., 7.25%, 09/15/25	110	117
Rogers Communications Inc., 6.80%, 08/15/18	500	596
Southwestern Bell Telephone LP, 7.00%, 07/01/15	100	109
Telefonica Emisiones SAU
3.73%, 04/27/15	100	103
3.99%, 02/16/16	400	420
5.13%, 04/27/20	350	371
7.05%, 06/20/36	500	550
Telefonica Europe BV, 8.25%, 09/15/30	200	238
Verizon Communications Inc.
5.55%, 02/15/16	200	219
3.00%, 04/01/16	300	313
2.50%, 09/15/16	500	517
3.65%, 09/14/18	400	423
8.75%, 11/01/18	428	547
4.50%, 09/15/20	100	107
3.50%, 11/01/21	600	595
2.45%, 11/01/22 (e)	500	442
5.15%, 09/15/23	600	643
6.40%, 09/15/33	350	401
6.90%, 04/15/38	300	356
6.00%, 04/01/41	600	657
6.55%, 09/15/43	1,400	1,632
Verizon Florida LLC, 6.86%, 02/01/28	200	210
Verizon Wireless Capital LLC, 8.50%, 11/15/18	300	380
Vodafone Group Plc
5.38%, 01/30/15 (e)	500	525
5.63%, 02/27/17	400	447
1.50%, 02/19/18	400	390
7.88%, 02/15/30	450	562
6.15%, 02/27/37	300	324

		19,782

UTILITIES - 1.7%
Alabama Power Co., 6.00%, 03/01/39	250	291
Appalachian Power Co., 6.70%, 08/15/37	200	231
Arizona Public Service Co., 4.50%, 04/01/42 (e)	400	382
Cleveland Electric Illuminating Co., 5.95%, 12/15/36	250	254
Commonwealth Edison Co., 5.90%, 03/15/36 (e)	700	797
Commonwealth Edison Co. (insured by AMBAC Assurance Corp.), 5.88%, 02/01/33	300	339
Connecticut Light & Power Co., 5.50%, 02/01/19	360	412
Consolidated Edison Co. of New York Inc.
5.30%, 03/01/35	250	268
5.85%, 03/15/36	300	342
5.70%, 06/15/40	100	113
Consumers Energy Co., 5.50%, 08/15/16	25	28
Detroit Edison Co., 5.60%, 06/15/18	250	284
Dominion Gas Holdings LLC, 3.55%, 11/01/23 (r)	200	192
Dominion Resources Inc.
8.88%, 01/15/19	350	445
4.45%, 03/15/21	400	424
7.00%, 06/15/38	200	251
Duke Energy Carolinas LLC
5.30%, 10/01/15	200	216
7.00%, 11/15/18	100	122
5.30%, 02/15/40	300	325
Duke Energy Corp., 3.95%, 10/15/23 (e)	500	499
Duke Energy Indiana Inc., 6.12%, 10/15/35	250	274
Edison International, 3.75%, 09/15/17	300	314

	Shares/Par (p)	Value
Enersis SA, 7.40%, 12/01/16 (e)	150	171
Entergy Arkansas Inc., 3.75%, 02/15/21	400	408
Entergy Corp.
3.63%, 09/15/15 (l)	300	310
5.13%, 09/15/20 (l)	500	527
Exelon Corp., 4.90%, 06/15/15	200	211
Exelon Generation Co. LLC
6.20%, 10/01/17	200	226
5.20%, 10/01/19	200	215
4.25%, 06/15/22 (e)	60	57
5.60%, 06/15/42	121	113
First Energy Solutions Corp., 6.80%, 08/15/39	200	202
Florida Power & Light Co.
5.63%, 04/01/34	100	113
4.95%, 06/01/35	300	313
5.13%, 06/01/41	400	428
Florida Power Corp.
0.65%, 11/15/15 (e)	200	200
5.65%, 06/15/18	350	401
4.55%, 04/01/20	300	326
Georgia Power Co.
3.00%, 04/15/16	500	521
4.25%, 12/01/19	300	326
Great Plains Energy Inc., 4.85%, 06/01/21	250	263
Hydro Quebec
7.50%, 04/01/16	100	114
9.40%, 02/01/21	250	334
Iberdrola International BV, 6.75%, 07/15/36 (e)	150	163
Kentucky Utilities Co., 5.13%, 11/01/40 (e)	300	316
LG&E and KU Energy LLC, 3.75%, 11/15/20	300	303
MidAmerican Energy Co., 6.75%, 12/30/31	50	61
Mississippi Power Co., 4.25%, 03/15/42	500	432
National Grid Plc, 6.30%, 08/01/16	150	169
Nevada Power Co., 7.13%, 03/15/19 (e)	250	304
NextEra Energy Capital Holdings Inc.
1.20%, 06/01/15 (e)	600	603
6.00%, 03/01/19	100	113
NiSource Finance Corp.
6.80%, 01/15/19	300	349
4.45%, 12/01/21	400	405
5.95%, 06/15/41	250	260
Northern States Power Co., 5.25%, 03/01/18	350	395
Ohio Power Co., 6.00%, 06/01/16	500	554
Oncor Electric Delivery Co. LLC
6.38%, 01/15/15	150	158
7.00%, 09/01/22	150	179
5.25%, 09/30/40	200	205
Oneok Inc., 5.20%, 06/15/15	500	528
Pacific Gas & Electric Co.
6.05%, 03/01/34	500	571
4.45%, 04/15/42	400	374
PacifiCorp
2.95%, 06/01/23	300	281
5.75%, 04/01/37	150	171
6.25%, 10/15/37	500	594
Panhandle Eastern Pipeline Co. LP, 6.20%, 11/01/17	500	570
PPL Energy Supply LLC, 5.70%, 10/15/15	440	464
Progress Energy Inc., 7.75%, 03/01/31	300	385
PSEG Power LLC
2.75%, 09/15/16	500	518
8.63%, 04/15/31	75	102
Public Service Electric & Gas Co., 5.50%, 03/01/40	200	223
Puget Sound Energy Inc.
5.76%, 10/01/39 (e)	200	226
4.43%, 11/15/41	250	237
San Diego Gas & Electric Co., 5.35%, 05/15/40	200	221

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
Scottish Power Ltd., 5.38%, 03/15/15	50	52
Sempra Energy
9.80%, 02/15/19	300	396
2.88%, 10/01/22	500	460
South Carolina Electric & Gas Co., 6.05%, 01/15/38	400	467
Southern California Edison Co.
6.00%, 01/15/34	75	88
4.05%, 03/15/42	500	451
Southwestern Electric Power Co.
6.45%, 01/15/19	300	344
6.20%, 03/15/40	200	217
Teco Finance Inc., 5.15%, 03/15/20	200	219
TransAlta Corp., 6.50%, 03/15/40	300	292
Union Electric Co., 6.40%, 06/15/17	100	115
Virginia Electric & Power Co., 5.95%, 09/15/17 (e)	250	288
Westar Energy Inc., 4.63%, 09/01/43	250	245
Xcel Energy Inc., 4.80%, 09/15/41	250	243

		26,893

Total Corporate Bonds and Notes (cost $370,565)		378,417

GOVERNMENT AND AGENCY OBLIGATIONS - 73.6%

GOVERNMENT SECURITIES - 42.7%
Federal Farm Credit Bank - 0.1% (w)
Federal Farm Credit Bank
0.50%, 06/23/15	1,000	1,002
0.73%, 08/15/16	205	205
0.54%, 11/07/16	450	447

		1,654
Federal Home Loan Bank - 0.7% (w)
Federal Home Loan Bank
2.75%, 03/13/15	950	978
2.88%, 06/12/15	900	933
0.50%, 11/20/15 (e)	1,500	1,502
5.00%, 12/21/15	500	545
0.45%, 12/28/15	400	400
5.38%, 05/18/16	500	557
4.75%, 12/16/16	300	335
4.88%, 05/17/17	900	1,016
1.00%, 06/21/17	1,000	997
5.00%, 11/17/17 (e)	855	975
1.25%, 02/28/18	515	504
1.63%, 06/14/19	1,000	973
4.13%, 03/13/20	1,200	1,315
5.50%, 07/15/36	400	461

		11,491
Federal Home Loan Mortgage Corp. - 1.5% (w)
Federal Home Loan Mortgage Corp.
2.88%, 02/09/15	1,000	1,029
0.50%, 04/17/15 - 01/28/16	1,300	1,303
0.32%, 04/29/15	1,000	1,000
4.38%, 07/17/15	300	319
1.75%, 09/10/15	1,000	1,023
0.40%, 11/27/15	820	819
4.75%, 01/19/16	1,206	1,312
5.25%, 04/18/16	1,000	1,108
0.75%, 10/05/16	500	500
5.13%, 10/18/16 - 11/17/17	1,420	1,607
1.00%, 03/08/17	2,000	2,003
1.25%, 05/12/17 - 10/02/19	3,000	2,905
5.50%, 08/23/17 (e)	900	1,035
1.03%, 11/28/17	500	492
1.20%, 06/12/18	350	344
3.75%, 03/27/19	980	1,068
1.40%, 08/22/19	500	468

	Shares/Par (p)	Value
2.25%, 03/13/20	665	653
1.38%, 05/01/20	1,000	937
2.38%, 01/13/22	1,700	1,623
3.06%, 06/14/28	120	104
6.75%, 09/15/29 - 03/15/31	180	237
6.25%, 07/15/32	600	757

		22,646
Federal National Mortgage Association - 1.6% (w)
Federal National Mortgage Association
0.55%, 02/27/15	800	800
0.50%, 07/02/15 - 04/29/16	4,885	4,886
2.38%, 07/28/15 - 04/11/16	2,000	2,074
4.38%, 10/15/15	390	417
1.63%, 10/26/15	1,383	1,413
5.00%, 03/15/16 - 02/13/17	1,402	1,567
0.57%, 04/18/16	1,025	1,023
0.52%, 05/27/16	600	598
0.00%, 06/01/17 (j)	1,085	1,034
0.95%, 08/23/17	1,000	988
0.88%, 08/28/17 (e)	1,500	1,480
1.07%, 09/27/17	750	741
1.00%, 12/28/17 - 04/30/18	2,335	2,276
0.88%, 02/08/18 - 05/21/18	2,000	1,941
1.13%, 03/28/18	415	405
1.55%, 10/29/19	250	237
2.50%, 02/22/23	580	529
7.25%, 05/15/30	540	739
6.63%, 11/15/30	631	819
6.00%, 04/18/36	300	328
Principal Only, 0.00%,10/09/19 (j)	680	578

		24,873
Municipals - 1.1%
American Municipal Power-Ohio Inc., 7.50%, 02/15/50	400	488
Bay Area Toll Authority, 6.26%, 04/01/49	200	240
Chicago Transit Authority, 6.90%, 12/01/40	500	557
City of New York
5.97%, 03/01/36	430	478
5.52%, 10/01/37	100	105
City of San Francisco Public Utilities Commission, RB, 6.00%, 11/01/40	200	228
Commonwealth of Massachusetts, Ad Valorem Property Tax, GO, 4.91%, 05/01/29	300	313
Cook County, Illinois, 6.23%, 11/15/34	500	501
Dallas Area Rapid Transit, 5.02%, 12/01/48	400	406
Dallas Convention Center Hotel Development Corp., 7.09%, 01/01/42	200	226
Dallas County Hospital District, 5.62%, 08/15/44	300	329
Dallas Independent School District, 6.45%, 02/15/35	300	334
Florida Hurricane Catastrophe Fund Finance Corp., 2.11%, 07/01/18	400	390
Government Development Bank for Puerto Rico, 4.70%, 05/01/16	500	410
Indianapolis Local Public Improvement Bond Bank, 6.12%, 01/15/40	295	340
Los Angeles Department of Water & Power, 5.72%, 07/01/39	245	267
Los Angeles Unified School District, 5.75%, 07/01/34	300	332
Los Angeles Unified School District, Ad Valorem Property Tax, GO, 5.76%, 07/01/29	200	222
Metropolitan Transportation Authority, RB
6.55%, 11/15/31	200	229
6.65%, 11/15/39	490	572

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
Municipal Electric Authority of Georgia, 7.06%, 04/01/57	400	400
New Jersey Economic Development Authority (insured by National Public Finance Guarantee Corp.), 7.43%, 02/15/29	200	241
New Jersey State Turnpike Authority, 7.10%, 01/01/41	500	637
New Jersey State Turnpike Authority (insured by AMBAC Assurance Corp.), 4.25%, 01/01/16	60	61
New York City Municipal Water Finance Authority, 6.01%, 06/15/42	435	503
New York Dormitory Authority, RB, 5.60%, 03/15/40	200	220
Ohio State University, College & University Revenue, 4.91%, 06/01/40	400	401
Oregon State Department of Transportation, 5.83%, 11/15/34	300	339
Port Authority of New York & New Jersey, GO
6.04%, 12/01/29	200	227
4.46%, 10/01/62	300	256
Southern California Public Power Authority (insured by Assured Guaranty Municipal Corp.), 6.93%, 05/15/17	350	407
State of California
5.75%, 03/01/17	500	564
7.60%, 11/01/40	800	1,054
State of Connecticut, GO
5.09%, 10/01/30	250	255
5.85%, 03/15/32	200	223
State of Georgia, GO, 4.50%, 11/01/25	300	318
State of Illinois
4.96%, 03/01/16	500	532
5.10%, 06/01/33	700	650
State of Illinois, Transit Improvements, GO, 7.35%, 07/01/35	400	440
State of Texas, 5.52%, 04/01/39	465	520
State of Utah, 3.54%, 07/01/25	500	490
University of California, RB
1.80%, 07/01/19	500	481
6.55%, 05/15/48	300	350

		16,536
Sovereign - 2.4%
African Development Bank
1.25%, 09/02/16 (e)	1,000	1,011
0.75%, 10/18/16	130	130
Asian Development Bank
2.63%, 02/09/15	300	308
1.13%, 03/15/17	500	502
1.38%, 03/23/20	500	471
Brazil Government International Bond
7.88%, 03/07/15 (e)	565	609
6.00%, 01/17/17	500	554
5.88%, 01/15/19	700	784
4.88%, 01/22/21	500	528
10.13%, 05/15/27	535	789
Chile Government International Bond, 3.88%, 08/05/20 (e)	500	520
Colombia Government International Bond
11.75%, 02/25/20	300	431
8.13%, 05/21/24 (e)	400	514
Export Development Canada, 2.25%, 05/28/15	200	205
Federal Republic of Brazil, 12.25%, 03/06/30	220	375
International Finance Corp., 0.50%, 05/16/16	1,000	998
Israel Government AID Bond, 5.50%, 04/26/24	142	164
Israel Government International Bond, 4.00%, 06/30/22 (e)	500	519

	Shares/Par (p)	Value
Italy Government International Bond
4.50%, 01/21/15 (e)	1,000	1,038
6.88%, 09/27/23	450	533
5.38%, 06/15/33 (e)	500	519
Japan Bank for International Cooperation, 1.13%, 07/19/17 (e)	500	497
Japan Finance Corp.
2.88%, 02/02/15 (e)	500	513
2.50%, 05/18/16	500	520
Japan Finance Organization for Municipalities, 4.00%, 01/13/21	500	533
Kreditanstalt fuer Wiederaufbau, 0.50%, 09/30/15	1,000	1,002
Mexico Government International Bond
6.63%, 03/03/15 (e)	93	99
5.63%, 01/15/17	750	838
5.13%, 01/15/20	600	665
8.30%, 08/15/31	300	405
4.75%, 03/08/44 (e)	1,306	1,177
Nordic Investment Bank, 5.00%, 02/01/17	300	337
Oesterreichische Kontrollbank AG, 4.88%, 02/16/16	1,000	1,088
Panama Government International Bond
5.20%, 01/30/20	500	544
6.70%, 01/26/36	400	447
Peru Government International Bond
8.38%, 05/03/16 (e)	500	578
7.13%, 03/30/19 (e)	200	242
6.55%, 03/14/37 (e)	250	288
Philippine Government International Bond
8.88%, 03/17/15	400	436
9.38%, 01/18/17	400	489
6.50%, 01/20/20 (e)	400	470
9.50%, 02/02/30	800	1,197
Poland Government International Bond
5.00%, 10/19/15	250	268
5.13%, 04/21/21	400	435
5.00%, 03/23/22 (e)	500	534
Province of British Columbia, Canada
2.85%, 06/15/15	200	207
1.20%, 04/25/17	300	301
6.50%, 01/15/26	70	87
Province of Manitoba, Canada, 2.63%, 07/15/15 (e)	500	517
Province of New Brunswick, Canada, 5.20%, 02/21/17	250	282
Province of Nova Scotia, Canada, 8.75%, 04/01/22	250	338
Province of Ontario, Canada
5.45%, 04/27/16	750	830
4.95%, 11/28/16 (e)	300	334
3.15%, 12/15/17 (e)	500	532
1.20%, 02/14/18 (e)	500	490
4.40%, 04/14/20	200	219
Province of Quebec, Canada
4.60%, 05/26/15	500	529
7.50%, 07/15/23	100	127
7.13%, 02/09/24 (e)	250	312
Republic of Colombia,, 7.38%, 01/27/17 (e)	500	578
Republic of Korea
5.13%, 12/07/16 (e)	150	166
5.63%, 11/03/25	250	284
South Africa Government International Bond, 5.50%, 03/09/20 (e)	200	213
Svensk Exportkredit AB, 5.13%, 03/01/17	200	225
Tennessee Valley Authority
5.50%, 07/18/17	250	286
5.38%, 04/01/56	1,000	1,022

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
Turkey Government International Bond
7.25%, 03/15/15	500	529
7.00%, 09/26/16 (e)	300	329
3.25%, 03/23/23	1,200	987
8.00%, 02/14/34 (e)	500	556
4.88%, 04/16/43	1,500	1,148
Uruguay Government International Bond
8.00%, 11/18/22 (e)	496	615
4.13%, 11/20/45 (e)	200	154

		37,301
U.S. Treasury Securities - 35.3%
U.S. Treasury Bond
11.25%, 02/15/15	1,347	1,513
9.25%, 02/15/16	367	435
7.25%, 05/15/16	1,014	1,174
7.50%, 11/15/16	520	620
8.75%, 05/15/17	634	797
8.88%, 08/15/17	300	383
9.13%, 05/15/18	315	418
9.00%, 11/15/18	800	1,076
8.50%, 02/15/20	926	1,269
7.88%, 02/15/21	806	1,095
8.13%, 05/15/21 - 08/15/21	408	566
8.00%, 11/15/21	310	430
6.25%, 08/15/23	1,636	2,098
6.88%, 08/15/25	450	611
6.00%, 02/15/26 (g)	1,390	1,771
6.50%, 11/15/26	660	880
6.63%, 02/15/27	545	735
6.38%, 08/15/27	1,114	1,476
6.13%, 11/15/27 - 08/15/29	1,645	2,143
5.50%, 08/15/28	2,117	2,603
5.25%, 11/15/28 - 02/15/29	2,014	2,418
4.50%, 02/15/36 (g)	1,650	1,830
3.50%, 02/15/39	1,152	1,081
4.25%, 05/15/39 - 11/15/40	4,915	5,213
4.50%, 08/15/39	1,154	1,274
4.38%, 11/15/39 - 05/15/41	7,853	8,498
4.63%, 02/15/40	2,740	3,082
3.88%, 08/15/40	3,049	3,038
4.75%, 02/15/41	1,785	2,046
3.75%, 08/15/41	2,728	2,649
3.13%, 11/15/41 - 02/15/43	9,964	8,543
3.00%, 05/15/42	2,675	2,234
2.75%, 08/15/42 - 11/15/42	4,818	3,799
2.88%, 05/15/43 (g)	2,750	2,219
3.63%, 08/15/43 (e)	1,870	1,759
3.75%, 11/15/43 (e)	1,465	1,410
U.S. Treasury Note
2.25%, 01/31/15 - 07/31/18	7,510	7,726
0.25%, 02/15/15 - 05/15/16	49,215	49,182
4.00%, 02/15/15	1,607	1,675
2.38%, 02/28/15 - 06/30/18	6,121	6,354
0.38%, 03/15/15 - 03/15/16	29,088	29,126
2.50%, 03/31/15 - 08/15/23	14,299	14,328
0.13%, 04/30/15	4,250	4,245
4.13%, 05/15/15	2,583	2,720
2.13%, 05/31/15 - 08/15/21	14,867	15,036
1.88%, 06/30/15 - 10/31/17	11,731	12,024
1.75%, 07/31/15 - 05/15/23	11,720	10,967
4.25%, 08/15/15 - 11/15/17	3,613	3,915
1.25%, 08/31/15 - 02/29/20	17,880	17,750
4.50%, 11/15/15 - 05/15/17	3,454	3,782
9.88%, 11/15/15	447	526
0.25%, 11/30/15 (e)	2,930	2,924
1.38%, 11/30/15 - 05/31/20	25,512	25,177
0.25%, 12/31/15 - 04/15/16 (g)	5,455	5,434
2.00%, 01/31/16 - 02/15/23	26,150	25,213

	Shares/Par (p)	Value
5.13%, 05/15/16	239	265
0.50%, 06/15/16 - 07/31/17	5,500	5,423
1.50%, 06/30/16 - 12/31/18 (g)	6,235	6,266
3.25%, 06/30/16 - 03/31/17	7,781	8,331
1.50%, 07/31/16 - 03/31/19	13,160	13,236
0.63%, 08/15/16 - 04/30/18	29,920	29,458
4.88%, 08/15/16	217	241
1.00%, 08/31/16 - 09/30/19	20,741	20,497
3.00%, 08/31/16 - 02/28/17	5,930	6,307
0.88%, 09/15/16 - 01/31/18	22,904	22,837
3.13%, 10/31/16 - 05/15/21	8,051	8,568
4.63%, 11/15/16 - 02/15/17	4,211	4,686
2.75%, 11/30/16 - 02/15/19	12,902	13,607
0.63%, 12/15/16 (g)	2,770	2,759
3.13%, 01/31/17 (g)	3,000	3,207
0.75%, 06/30/17 - 03/31/18	17,477	17,083
2.63%, 01/31/18 - 11/15/20	8,493	8,727
3.50%, 02/15/18 - 05/15/20	3,644	3,945
2.88%, 03/31/18	1,624	1,721
3.88%, 05/15/18	1,600	1,763
1.75%, 10/31/18 (g)	4,000	4,015
3.75%, 11/15/18 (e)	3,000	3,291
1.25%, 11/30/18 (e) (g)	4,500	4,401
1.13%, 05/31/19 - 04/30/20	9,200	8,700
3.63%, 08/15/19 - 02/15/21	13,910	15,080
3.38%, 11/15/19	3,810	4,094
1.63%, 08/15/22 - 11/15/22	11,553	10,437
2.75%, 11/15/23 (e) (g)	6,500	6,348

		546,583

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 30.9%
Federal Home Loan Mortgage Corp. - 8.1%
Federal Home Loan Mortgage Corp.
6.50%, 06/01/14 - 03/01/39	1,576	1,758
7.00%, 08/01/15 - 08/01/37	158	175
6.00%, 12/01/16 - 05/01/40	5,204	5,760
5.00%, 09/01/17 - 04/01/40	10,787	11,626
4.50%, 01/01/18 - 06/01/41	17,351	18,439
5.50%, 01/01/18 - 02/01/40	8,610	9,418
4.00%, 04/01/19 - 03/01/42	15,645	16,191
3.50%, 10/01/25 - 01/01/44	13,352	13,461
3.00%, 01/01/27 - 08/01/43	14,336	13,954
2.50%, 08/01/27 - 01/01/29	6,165	6,118
2.50%, 01/15/29 - 01/15/44, TBA (g)	4,500	4,440
3.00%, 01/15/29 - 01/15/44, TBA (g)	10,850	10,388
7.50%, 11/01/31 - 04/01/32	111	127
5.71%, 01/01/37 (i)	10	10
6.20%, 01/01/37 (i)	18	18
5.67%, 02/01/37 (i)	120	126
2.66%, 01/01/42 (i)	275	287
3.50%, 01/15/44, TBA (g)	7,900	7,838
4.00%, 01/15/44, TBA (g)	2,900	2,978
4.50%, 01/15/44, TBA (g)	300	317
5.00%, 01/15/44, TBA (g)	1,000	1,078

		124,507
Federal National Mortgage Association - 14.1%
Federal National Mortgage Association
5.50%, 01/01/14 - 06/01/40	11,697	12,856
6.00%, 01/01/16 - 07/01/40	8,810	9,769
6.50%, 09/01/16 - 03/01/40	3,208	3,574
5.00%, 10/01/17 - 05/01/41	16,494	17,935
4.50%, 02/01/18 - 11/01/41	26,313	27,942
4.00%, 07/01/18 - 12/01/41	26,077	27,058
2.50%, 12/01/21 - 07/01/33	5,121	5,052
3.50%, 09/01/25 - 06/01/43	29,818	30,009
3.00%, 11/01/26 - 09/01/43	24,354	23,546
2.50%, 01/15/29 - 01/15/44, TBA (g)	11,600	11,387

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
3.00%, 01/15/29 - 01/15/44, TBA (g)	20,600	19,926
3.50%, 01/15/29 - 01/15/44, TBA (g)	10,800	10,744
7.00%, 02/01/31 - 04/01/39	392	432
2.44%, 05/01/35 (i)	77	81
2.71%, 05/01/35 (i)	43	46
2.39%, 10/01/35 (i)	170	179
2.66%, 02/01/37 (i)	228	242
2.70%, 02/01/37 (i)	19	20
5.57%, 02/01/37 (i)	35	37
2.60%, 04/01/37 (i)	43	46
7.50%, 11/01/37	12	13
2.50%, 01/01/38 (i)	307	329
1.55%, 03/01/38 (i)	561	588
3.91%, 07/01/39 (i)	654	699
3.88%, 12/01/39 (i)	198	211
3.69%, 02/01/40 (i)	635	675
3.36%, 03/01/40 (i)	245	261
4.27%, 03/01/40 (i)	299	317
3.14%, 06/01/40 (i)	142	150
3.26%, 07/01/40 (i)	338	360
3.61%, 08/01/40 (i)	163	172
3.22%, 12/01/40 (i)	198	207
2.82%, 01/01/41 (i)	257	267
3.48%, 02/01/41 (i)	217	225
3.58%, 05/01/41 (i)	234	246
2.51%, 07/01/41 (i)	451	471
2.83%, 01/01/42 (i)	408	421
2.18%, 05/01/43 (i)	395	393
4.00%, 01/15/44, TBA (g)	11,270	11,601
5.00%, 01/15/44, TBA (g)	400	434

		218,921
Government National Mortgage Association - 8.7%
Government National Mortgage Association
5.50%, 01/15/24 - 07/20/42	7,020	7,755
4.00%, 08/15/24 - 01/20/42	14,187	14,810
3.50%, 12/15/25 - 04/20/43	18,634	18,839
4.50%, 04/20/26 - 06/20/43	22,565	24,224
3.00%, 04/15/27 - 10/20/43	10,247	10,018
2.50%, 09/20/27 - 07/20/43	1,649	1,614
8.00%, 04/15/30	8	8
8.50%, 06/15/30 - 12/15/30	4	5
6.50%, 01/15/32 - 10/15/38	773	872
6.00%, 05/15/32 - 12/20/40	4,133	4,616
5.00%, 03/15/33 - 07/20/43	15,656	17,061
7.00%, 11/15/36	34	39
3.50%, 07/20/40 - 03/20/41 (i)	793	834
2.50%, 11/20/40 - 01/20/43 (i)	1,324	1,372
3.00%, 01/20/41 - 07/20/42 (i)	2,544	2,657
2.00%, 10/20/42 - 06/20/43 (i)	1,216	1,261
2.50%, 01/15/44, TBA (g)	200	184
3.00%, 01/15/44 - 01/15/44, TBA (g)	14,000	13,525
3.50%, 01/15/44, TBA (g)	8,900	8,978
4.00%, 01/15/44, TBA (g)	5,000	5,199
4.50%, 01/15/44, TBA (g)	1,100	1,176
5.00%, 01/15/44, TBA (g)	100	108

		135,155

Total Government and Agency Obligations (cost $1,143,286)		1,139,667

SHORT TERM INVESTMENTS - 11.4%
Investment Companies - 6.5%
JNL Money Market Fund, 0.01% (a) (h)	101,105	101,105

	Shares/Par (p)	Value
Securities Lending Collateral - 4.9%
Securities Lending Cash Collateral Fund LLC, 0.22% (a) (h)	76,176	76,176

Total Short Term Investments (cost $177,281)		177,281

Total Investments - 111.9% (cost $1,726,571)		1,732,373
Total Forward Sales Commitments - (1.1%) (proceeds $16,704)		(16,707)
Other Assets and Liabilities, Net - (10.8%)		(167,692)

Total Net Assets - 100.0%		$1,547,974

FORWARD SALES COMMITMENTS - 1.1%

GOVERNMENT AND AGENCY OBLIGATIONS - 1.1%
U.S. Government Agency Mortgage-Backed Securities - 1.1%
Federal Home Loan Mortgage Corp. - 0.2%
Federal Home Loan Mortgage Corp.
3.50%, 01/15/29, TBA (g)	$200	$209
4.00%, 01/15/29, TBA (g)	700	739
4.50%, 01/15/29, TBA (g)	600	636
5.00%, 01/15/29, TBA (g)	300	318
5.50%, 01/15/44, TBA (g)	1,600	1,748

		3,650
Federal National Mortgage Association - 0.2%
Federal National Mortgage Association
4.00%, 01/15/29, TBA (g)	800	848
4.50%, 01/15/29, TBA (g)	600	639
5.00%, 01/15/29, TBA (g)	700	746

		2,233
Government National Mortgage Association - 0.7%
Government National Mortgage Association
4.50%, 01/15/44, TBA (g)	3,500	3,737
5.00%, 01/15/44, TBA (g)	3,700	4,011
5.50%, 01/15/44, TBA (g)	2,800	3,076

		10,824

Total Forward Sales Commitments - 1.1% (proceeds $16,704)		$16,707

JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund

COMMON STOCKS - 99.8%

CONSUMER DISCRETIONARY - 18.8%
American Public Education Inc. (c)	28	$1,235
Capella Education Co.	20	1,334
CEC Entertainment Inc.	25	1,111
Cooper Tire & Rubber Co.	32	769
Corinthian Colleges Inc. (c)	450	801
DeVry Education Group Inc.	34	1,206
DIRECTV (c)	17	1,192
Ford Motor Co.	65	996
Fred’s Inc.	63	1,173
Goodyear Tire & Rubber Co.	58	1,386
Grand Canyon Education Inc. (c)	31	1,362
hhgregg Inc. (c)	62	866
International Game Technology	57	1,036
ITT Educational Services Inc. (c)	35	1,171
K12 Inc. (c)	35	757
Kohl’s Corp.	21	1,203
Lear Corp.	15	1,250
Outerwall Inc. (c)	18	1,202
Scripps Networks Interactive Inc. - Class A	15	1,274

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
Standard Motor Products Inc.	35	1,284
Staples Inc.	64	1,020
Steiner Leisure Ltd. (c)	18	908
Strayer Education Inc. (c)	24	820
Universal Electronics Inc. (c)	36	1,391
Zumiez Inc. (c)	39	1,002

		27,749

CONSUMER STAPLES - 2.4%
CVS Caremark Corp.	18	1,314
Kroger Co.	27	1,080
Medifast Inc. (c)	41	1,079

		3,473

ENERGY - 9.8%
Dawson Geophysical Co. (c)	30	1,014
EOG Resources Inc.	7	1,145
FMC Technologies Inc. (c)	20	1,048
Halliburton Co.	23	1,190
Helmerich & Payne Inc.	16	1,356
Natural Gas Services Group Inc. (c)	43	1,196
Newpark Resources Inc. (c)	98	1,203
Northern Oil and Gas Inc. (c)	81	1,220
SM Energy Co.	16	1,339
Tesoro Corp.	21	1,202
Warren Resources Inc. (c)	375	1,179
Whiting Petroleum Corp. (c)	21	1,327

		14,419

FINANCIALS - 7.0%
Alleghany Corp. (c)	3	1,081
Berkshire Hathaway Inc. (c)	9	1,104
DFC Global Corp. (c)	72	828
Investment Technology Group Inc. (c)	71	1,466
Navigators Group Inc. (c)	19	1,209
Portfolio Recovery Associates Inc. (c)	21	1,096
Prudential Financial Inc.	14	1,250
United Fire Group Inc.	38	1,092
Unum Group	36	1,251

		10,377

HEALTH CARE - 11.4%
Amsurg Corp. (c)	28	1,269
CIGNA Corp.	14	1,203
Community Health Systems Inc. (c)	25	971
Health Management Associates Inc. - Class A (c)	83	1,083
Kindred Healthcare Inc.	71	1,401
LHC Group Inc. (c)	41	990
Magellan Health Services Inc. (c)	19	1,127
Myriad Genetics Inc. (c)	36	756
National Healthcare Corp.	23	1,221
PharMerica Corp. (c)	73	1,563
United Therapeutics Corp. (c)	15	1,681
US Physical Therapy Inc.	37	1,303
VCA Antech Inc. (c)	38	1,176
WellPoint Inc.	12	1,146

		16,890

INDUSTRIALS - 14.2%
ABM Industries Inc.	42	1,200
AECOM Technology Corp. (c)	37	1,075
AGCO Corp.	19	1,124
Alliant Techsystems Inc.	11	1,349
CIRCOR International Inc.	19	1,509
Columbus Mckinnon Corp. (c)	49	1,326
Consolidated Graphics Inc. (c)	19	1,287
ICF International Inc. (c)	32	1,094
Insperity Inc.	33	1,184

	Shares/Par (p)	Value
Manpower Inc.	16	1,374
MYR Group Inc. (c)	48	1,203
Navigant Consulting Inc. (c)	79	1,513
Quad/Graphics Inc. - Class A	35	947
Republic Airways Holdings Inc. (c)	82	874
Southwest Airlines Co.	79	1,487
United Stationers Inc.	25	1,169
URS Corp.	23	1,231

		20,946

INFORMATION TECHNOLOGY - 32.7%
AOL Inc. (c)	30	1,386
Avnet Inc.	28	1,238
Black Box Corp.	39	1,150
CA Inc.	35	1,179
CACI International Inc. - Class A (c)	16	1,189
Cirrus Logic Inc. (c)	55	1,119
Cisco Systems Inc.	41	926
Cognizant Technology Solutions Corp. - Class A (c)	15	1,508
Computer Sciences Corp.	21	1,168
comScore Inc. (c)	39	1,104
Constant Contact Inc. (c)	60	1,868
Corning Inc.	72	1,290
Cree Inc. (c)	15	948
CSG Systems International Inc.	43	1,260
Diodes Inc. (c)	44	1,044
Ebix Inc. (e)	98	1,442
EMC Corp.	40	1,007
First Solar Inc. (c)	27	1,468
FLIR Systems Inc.	33	998
iGate Corp. (c)	46	1,861
Ingram Micro Inc. - Class A (c)	47	1,104
Intel Corp.	49	1,266
InterDigital Inc.	30	888
j2 Global Inc.	22	1,116
Jabil Circuit Inc.	46	808
Leidos Holdings Inc.	17	810
Mantech International Corp. - Class A	38	1,149
Nvidia Corp.	74	1,179
Oracle Corp.	33	1,254
Power Integrations Inc.	20	1,144
Rovi Corp. (c)	58	1,145
SanDisk Corp.	19	1,321
ScanSource Inc. (c)	30	1,281
Synaptics Inc. (c)	27	1,387
Vishay Intertechnology Inc. (c)	80	1,058
VMware Inc. - Class A (c)	13	1,157
Western Digital Corp.	16	1,370
Western Union Co.	60	1,030
Xerox Corp.	109	1,328
XO Group Inc. (c)	86	1,281

		48,229

MATERIALS - 2.5%
CF Industries Holdings Inc.	6	1,323
Materion Corp.	36	1,096
Olin Corp.	45	1,311

		3,730

TELECOMMUNICATION SERVICES - 1.0%
Shenandoah Telecommunications Co.	55	1,408

Total Common Stocks (cost $126,679)		147,221

SHORT TERM INVESTMENTS - 1.9%

Investment Companies - 1.0%
JNL Money Market Fund, 0.01% (a) (h)	1,418	1,418

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
Securities Lending Collateral - 0.9%
Securities Lending Cash Collateral Fund LLC, 0.22% (a) (h)	1,388	1,388

Total Short Term Investments (cost $2,806)		2,806

Total Investments - 101.7% (cost $129,485)		150,027
Other Assets and Liabilities, Net - (1.7%)		(2,499)

Total Net Assets - 100.0%		$147,528

JNL/Neuberger Berman Strategic Income Fund

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 19.9%
Accredited Mortgage Loan Trust REMIC, 0.48%, 12/25/35 (i)	$179	$168
Aegis Asset Backed Securities Trust REMIC, 0.71%, 03/25/35 (i)	645	565
Air Canada Pass-Through Trust, 4.13%, 05/15/25 (e) (r)	1,225	1,190
American Airlines Pass-Through Trust, 4.95%, 01/15/23 (r)	2,220	2,328
Ameriquest Mortgage Securities Inc. Asset-Backed Pass-Through Certificates REMIC, 2.06%, 09/25/33 (i)	638	600
Argent Securities Inc. Asset-Backed Pass-Through Certificates REMIC, 1.06%, 10/25/34 (i)	755	689
Asset Backed Securities Corp. Home Equity REMIC, 0.36%, 01/25/36 (i)	130	123
Asset-Backed Pass-Through Certificates REMIC, 0.85%, 04/25/34 (i)	464	446
Banc of America Commercial Mortgage Trust REMIC
5.36%, 10/10/45	250	269
5.41%, 09/10/47	1,575	1,709
Bear Stearns Asset Backed Securities I Trust REMIC
0.60%, 05/25/35 (i)	595	539
0.57%, 02/25/36 (i)	710	628
Bear Stearns Asset Backed Securities Trust REMIC, 0.58%, 07/25/36 (i)	3,540	3,324
Carrington Mortgage Loan Trust REMIC
0.81%, 05/25/35 (i)	2,605	2,193
0.62%, 06/25/35 (i)	230	204
0.31%, 05/25/36 (i)	5,399	4,971
0.30%, 12/25/36 (i)	700	406
Citigroup Commercial Mortgage Trust REMIC
Interest Only, 1.31%, 09/10/46 (i)	13,140	975
Interest Only, 1.56%, 11/10/46 (i)	11,500	988
Citigroup Mortgage Loan Trust Inc. REMIC, 0.91%, 05/25/35 (i) (r)	175	166
Citigroup/Deutsche Bank Commercial Mortgage Trust REMIC, 5.32%, 12/11/49	525	575
Cobalt Commercial Mortage-Backed Securities Trust REMIC
5.77%, 05/15/46 (i)	1,890	2,091
5.22%, 08/15/48	500	539
COMM Mortgage Trust Interest Only REMIC, 1.44%, 10/10/46 (i)	11,132	1,027
Commercial Mortgage Loan Trust REMIC, 6.01%, 12/10/49 (i)	1,605	1,781
Commercial Mortgage Pass-Through Certificates REMIC
5.76%, 09/15/39 (i)	545	598

	Shares/Par (p)	Value
5.31%, 12/15/39	1,915	2,074
5.54%, 01/15/49 (i)	290	319
Commercial Mortgage Trust REMIC
Interest Only, 2.20%, 10/15/45 (i)	1,652	204
Interest Only, 0.36%, 01/10/46 (i) (r)	2,500	75
Interest Only, 0.64%, 03/10/46 (i)	2,500	116
Continental Airlines Inc. Pass-Through Trust, 4.00%, 10/29/24	1,725	1,716
Countrywide Asset-Backed Certificates REMIC, 0.36%, 04/25/36 (i)	466	407
Credit Suisse Mortgage Capital Certificates REMIC
5.68%, 06/15/39 (i)	2,326	2,553
5.47%, 09/15/39	281	306
5.38%, 02/15/40	136	147
5.70%, 09/15/40 (i)	1,650	1,822
EquiFirst Mortgage Loan Trust REMIC
1.29%, 09/25/33	1,082	1,058
0.64%, 04/25/35 (i)	908	695
Fieldstone Mortgage Investment Trust REMIC, 1.29%, 03/25/35 (i)	3,950	3,099
First Franklin Mortgage Loan Trust REMIC, 0.90%, 12/25/34 (i)	161	150
Greenwich Capital Commercial Funding Corp. REMIC
5.44%, 03/10/39	1,425	1,565
5.74%, 12/10/49	500	558
GS Mortgage Securities Trust REMIC
5.56%, 11/10/39	500	548
5.80%, 08/10/45 (i)	2,975	3,266
Interest Only, 2.17%, 01/10/45 (i) (r)	973	116
Interest Only, 2.60%, 05/10/45 (i)	3,428	442
Hawaiian Airlines Pass-Through Certificates, 3.90%, 01/15/26	660	610
Home Equity Mortgage Trust REMIC, 1.76%, 02/25/35 (i)	228	206
HSI Asset Securitization Corp. Trust REMIC, 0.46%, 12/25/35 (i)	2,640	2,253
JPMorgan Chase Commercial Mortgage Securities Trust REMIC
5.43%, 12/12/43	500	541
5.44%, 06/12/47	2,130	2,341
5.81%, 06/15/49 (i)	300	334
5.88%, 02/15/51 (i)	500	559
JPMorgan Mortgage Acquisition Trust REMIC
0.31%, 05/25/36 (i)	2,039	1,955
0.40%, 05/25/36 (i)	1,000	831
JPMorgan Mortgage Trust REMIC, 2.71%, 06/25/35 (i)	129	125
LB-UBS Commercial Mortgage Trust REMIC
5.42%, 02/15/40	600	661
5.86%, 07/15/40 (i)	124	135
Merrill Lynch/Countrywide Commercial Mortgage Trust REMIC, 5.38%, 08/12/48	1,650	1,797
Morgan Stanley Bank of America Merrill Lynch Trust REMIC
Interest Only, 1.47%, 05/15/46 (i)	1,987	158
Interest Only, 1.26%, 11/15/46 (i)	13,985	1,118
Morgan Stanley Home Equity Loan Trust REMIC, 0.44%, 02/25/36 (i)	700	609
New Century Home Equity Loan Trust REMIC, 1.14%, 11/25/34 (i)	136	128
Park Place Securities Inc. Asset-Backed Pass-Through Certificates REMIC
1.81%, 12/25/34 (i)	690	607
1.20%, 02/25/35 (i)	1,375	1,256
0.79%, 06/25/35 (i)	2,300	1,810

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
Popular ABS Mortgage Pass-Through Trust REMIC, 0.60%, 11/25/35 (i)	1,975	1,778
RALI Trust REMIC, 7.00%, 07/25/36	273	183
RAMP Trust REMIC, 0.56%, 03/25/36 (i)	2,450	2,153
Renaissance Home Equity Loan Trust REMIC, 0.49%, 05/25/35 (i)	645	553
Residential Asset Securitization Trust REMIC, 0.84%, 03/25/33 (i)	165	145
Securitized Asset Backed Receivables LLC Trust REMIC, 0.78%, 01/25/35 (i)	870	799
Soundview Home Loan Trust REMIC, 0.67%, 08/25/35 (i)	740	623
Structured Asset Investment Loan Trust REMIC
1.29%, 06/25/33 (i)	302	284
0.96%, 07/25/34 (i)	944	883
0.82%, 04/25/35 (i)	980	848
Structured Asset Securities Corp. Mortgage Loan Trust REMIC
0.59%, 05/25/35 (i)	200	186
0.32%, 04/25/36 (i)	7,032	6,498
0.33%, 12/25/36 (i)	940	684
UBS Commercial Mortgage Trust Interest Only REMIC, 2.33%, 05/10/45 (i) (r)	8,520	1,105
UBS-Barclays Commercial Mortgage Trust
Interest Only, 1.15%, 03/10/46 (r)	1,979	142
REMIC, Interest Only, 1.88%, 12/10/45 (i) (r)	1,730	194
REMIC, Interest Only, 2.17%, 08/10/49 (i) (r)	2,449	298
US Airways Pass-Through Trust, 4.63%, 06/03/25	947	962
Virgin Australia Trust, 5.00%, 10/23/23 (r)	1,340	1,368
Wachovia Bank Commercial Mortgage Trust REMIC
5.34%, 12/15/43	1,850	2,034
5.73%, 06/15/49 (i)	1,930	2,136
Wells Fargo-RBS Commercial Mortgage Trust
Interest Only, 1.52%, 03/15/48 (r)	993	89
REMIC, Interest Only, 1.51%, 03/15/45 (i) (r)	2,285	188
REMIC, Interest Only, 2.26%, 11/15/45 (i) (r)	784	96
REMIC, Interest Only, 0.94%, 06/15/46 (i)	6,058	356

Total Non-U.S. Government Agency Asset- Backed Securities (cost $92,408)		92,947

CORPORATE BONDS AND NOTES - 26.8%

CONSUMER DISCRETIONARY - 1.6%
DIRECTV Holdings LLC, 6.00%, 08/15/40	1,110	1,093
Glencore Funding LLC, 1.70%, 05/27/16 (r)	3,960	3,963
Time Warner Inc., 6.10%, 07/15/40	1,125	1,224
Viacom Inc., 5.85%, 09/01/43	1,120	1,174

		7,454

CONSUMER STAPLES - 0.7%
Altria Group Inc., 5.38%, 01/31/44	1,220	1,221
Coca-Cola Femsa SAB de CV, 2.38%, 11/26/18	2,080	2,063

		3,284

ENERGY - 3.9%
Anadarko Petroleum Corp., 5.95%, 09/15/16	1,840	2,050
Empresa Nacional del Petroleo, 5.25%, 08/10/20	300	309
Energy Transfer Partners LP, 6.50%, 02/01/42	1,575	1,688
Gaz Capital for Gazprom, 8.63%, 04/28/34	300	354
Intergas Finance BV, 6.38%, 05/14/17	200	215
KazMunaiGaz Finance Sub BV
11.75%, 01/23/15	100	110
9.13%, 07/02/18	350	424

	Shares/Par (p)	Value
KazMunayGas National Co. JSC
7.00%, 05/05/20	500	561
6.38%, 04/09/21	200	217
5.75%, 04/30/43	200	173
Kinder Morgan Energy Partners LP
2.65%, 02/01/19	1,850	1,828
6.50%, 09/01/39	1,005	1,098
Marathon Petroleum Corp., 5.13%, 03/01/21	2,190	2,369
Pacific Rubiales Energy Corp., 7.25%, 12/12/21	400	424
Pertamina Persero PT, 5.63%, 05/20/43	650	515
Petrobras Global Finance BV
3.00%, 01/15/19	1,330	1,244
4.38%, 05/20/23 (e)	1,370	1,219
Petroleos de Venezuela SA
5.25%, 04/12/17	643	474
9.00%, 11/17/21	400	297
5.50%, 04/12/37	200	103
Petroleos Mexicanos
5.50%, 01/21/21	300	323
6.50%, 06/02/41	600	627
Petronas Capital Ltd., 5.25%, 08/12/19	300	329
Sinopec Group Overseas Development 2012 Ltd., 3.90%, 05/17/22	900	871
Sinopec Group Overseas Development 2013 Ltd., 4.38%, 10/17/23	600	588

		18,410

FINANCIALS - 12.7%
Alexandria Real Estate Equities Inc., 3.90%, 06/15/23	1,495	1,391
Allstate Corp., 5.75%, 08/15/53 (e) (i)	2,250	2,267
Ares Capital Corp., 4.88%, 11/30/18	1,985	2,031
Bank of America Corp.
5.20% (callable at 100 beginning 06/01/23) (i) (m)	3,605	3,172
1.50%, 10/09/15	2,540	2,566
Bank of China Hong Kong Ltd., 5.55%, 02/11/20	100	107
Barclays Plc, 8.25%, (callable at 100 beginning 12/15/18) (i) (m)	2,615	2,700
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 4.63%, 12/01/23	1,580	1,588
Corporate Office Properties LP, 3.60%, 05/15/23	2,365	2,140
CubeSmart LP, 4.38%, 12/15/23	2,160	2,107
Entertainment Properties Trust, 5.75%, 08/15/22	2,370	2,413
Finansbank A/S, 5.15%, 11/01/17	375	360
Ford Motor Credit Co. LLC, 3.00%, 06/12/17	1,460	1,517
General Electric Capital Corp.
5.25% (callable at 100 beginning 06/15/23) (i) (m)	1,255	1,180
6.25% (callable at 100 beginning 12/15/22) (i) (m)	3,110	3,211
Goldman Sachs Group Inc.
3.30%, 05/03/15	525	541
5.75%, 01/24/22	1,905	2,141
GTB Finance B.V., 6.00%, 11/08/18	320	315
Health Care REIT Inc., 5.25%, 01/15/22	2,925	3,113
ING US Inc., 5.65%, 05/15/53 (i)	3,325	3,234
Jefferies Group LLC, 5.13%, 01/20/23 (e)	2,495	2,520
JPMorgan Chase & Co., 6.00%, (callable at 100 beginning 08/01/23) (i) (m)	4,350	4,160
Morgan Stanley
5.63%, 09/23/19	3,885	4,413
4.88%, 11/01/22	1,090	1,114
Nomura Holdings Inc., 2.00%, 09/13/16	410	413

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
Power Sector Assets & Liabilities Management Corp., 7.39%, 12/02/24	200	244
Prudential Financial Inc., 5.88%, 09/15/42 (i)	4,250	4,319
Royal Bank of Scotland Group Plc, 6.00%, 12/19/23	1,205	1,214
Santander UK Plc, 5.00%, 11/07/23 (r)	205	205
Turkiye Is Bankasi, 7.85%, 12/10/23	300	299
Vnesheconombank Via VEB Finance Plc, 6.90%, 07/09/20	300	331
Weingarten Realty Investors, 4.45%, 01/15/24 (e)	1,945	1,902

		59,228

HEALTH CARE - 0.5%
Ventas Realty LP, 1.55%, 09/26/16	2,200	2,216

INDUSTRIALS - 1.8%
Air Lease Corp, 3.38%, 01/15/19	490	490
Crane Co, 2.75%, 12/15/18	2,640	2,626
Kazakhstan Temir Zholy Finance BV, 6.95%, 07/10/42	200	199
L-3 Communications Corp., 3.95%, 11/15/16	1,700	1,804
Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/01/22	197	201
Russian Railways via RZD Capital Plc, 5.74%, 04/03/17	700	759
Xerox Corp., 2.75%, 03/15/19 (e)	2,265	2,243

		8,322

INFORMATION TECHNOLOGY - 0.4%
Hewlett-Packard Co., 4.65%, 12/09/21	2,045	2,103

MATERIALS - 1.1%
ArcelorMittal, 6.13%, 06/01/18	1,485	1,630
Barrick Gold Corp., 4.10%, 05/01/23	990	893
Cemex SAB de CV, 7.25%, 01/15/21	350	362
Corp Nacional del Cobre de Chile, 5.63%, 09/21/35	120	119
Samarco Mineracao SA, 5.75%, 10/24/23 (r)	2,100	2,079

		5,083

TELECOMMUNICATION SERVICES - 2.7%
Qwest Corp., 6.75%, 12/01/21	3,530	3,860
Telecom Italia Capital SA, 7.18%, 06/18/19 (e)	2,865	3,216
Verizon Communications Inc.
3.65%, 09/14/18	2,500	2,645
6.55%, 09/15/43	2,480	2,892

		12,613

UTILITIES - 1.4%
Comision Federal de Electricidad, 4.88%, 01/15/24 (r)	3,240	3,216
Exelon Generation Co. LLC, 4.00%, 10/01/20 (e)	2,990	2,985
Hrvatska Elektroprivreda, 6.00%, 11/09/17	200	204
Majapahit Holding BV
7.25%, 06/28/17	200	219
7.88%, 06/29/37	100	104

		6,728

Total Corporate Bonds and Notes (cost $125,565)		125,441

GOVERNMENT AND AGENCY OBLIGATIONS - 52.9%

GOVERNMENT SECURITIES - 21.8%

Federal Home Loan Bank - 0.0% (w)
Federal Home Loan Bank, 5.50%, 07/15/36	145	167

Sovereign - 6.8%
Australia Government Bond
5.25%, 03/15/19, AUD	2,290	2,217

	Shares/Par (p)	Value
5.50%, 04/21/23, AUD	1,005	991
Bahrain Government International Bond, 6.13%, 08/01/23	200	206
Banco Nacional de Desenvolvimento Economico e Social, 5.50%, 07/12/20	100	102
Belize Government International Bond, 5.00%, 02/20/38 (k)	550	345
Bermuda Government International Bond, 4.85%, 02/06/24	200	200
Bolivia Government International Bond, 5.95%, 08/22/23	800	792
Brazil Government International Bond
8.25%, 01/20/34	700	894
7.13%, 01/20/37	600	687
Chile Government International Bond, 3.25%, 09/14/21	220	215
Colombia Government International Bond
4.00%, 02/26/24	200	193
8.13%, 05/21/24	290	373
7.38%, 09/18/37	300	369
Croatia Government International Bond
6.75%, 11/05/19	400	433
6.63%, 07/14/20	200	214
6.00%, 01/26/24	510	506
Development Bank of Mongolia LLC, 5.75%, 03/21/17	400	374
Dominican Republic International Bond, 6.60%, 01/28/24	200	201
Eskom Holdings SOC Ltd., 6.75%, 08/06/23	600	613
Hungary Government International Bond
6.25%, 01/29/20	1,000	1,079
6.38%, 03/29/21	280	300
5.75%, 11/22/23	646	649
7.63%, 03/29/41	160	175
Indonesia Government International Bond
11.63%, 03/04/19	350	466
5.88%, 03/13/20	650	687
7.75%, 01/17/38	200	226
Italy Buoni Poliennali Del Tesoro, 4.00%, 02/01/37, EUR	1,545	1,953
Ivory Coast Government International Bond, 5.75%, 12/31/32	800	714
Mexico Government International Bond
8.30%, 08/15/31	300	405
6.75%, 09/27/34	300	354
Mongolia Government International Bond, 4.13%, 01/05/18	500	450
Morocco Government International Bond
4.25%, 12/11/22	450	416
5.50%, 12/11/42	200	167
New Zealand Government Bond
6.00%, 12/15/17, NZD	3,055	2,698
5.50%, 04/15/23, NZD	715	622
Nigeria Government International Bond, 5.13%, 07/12/18	200	205
Panama Government International Bond, 6.70%, 01/26/36	380	425
Peru Government International Bond
7.35%, 07/21/25	300	378
6.55%, 03/14/37	150	173
Philippine Government International Bond
9.50%, 02/02/30	70	105
6.38%, 10/23/34	200	238
Poland Government International Bond, 5.13%, 04/21/21	220	239
Republic of Armenia, 6.00%, 09/30/20	330	328
Republic of Belarus, 8.95%, 01/26/18	170	170
Republic of Iraq, 5.80%, 01/15/28	1,250	1,056

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
Republic of Latvia, 2.75%, 01/12/20	250	238
Republic of Serbia
7.25%, 09/28/21	400	421
6.75%, 11/01/24 (k)	38	37
Republic of Turkey
7.50%, 07/14/17	800	893
6.88%, 03/17/36	400	392
Romania Government International Bond, 6.75%, 02/07/22	650	738
Russia Foreign Bond, 12.75%, 06/24/28	100	169
Russia Government International Bond, 7.50%, 03/31/30	472	550
South Africa Government International Bond
6.88%, 05/27/19	200	229
5.50%, 03/09/20	100	107
5.88%, 05/30/22 - 09/16/25	300	315
4.67%, 01/17/24	510	488
Turkey Government International Bond
7.38%, 02/05/25	309	334
11.88%, 01/15/30	100	149
Ukraine Government International Bond, 9.25%, 07/24/17	430	429
Ukreximbank Via Biz Finance Plc, 8.75%, 01/22/18	500	440
Uruguay Government International Bond, 7.63%, 03/21/36	200	243
Venezuela Government International Bond
7.75%, 10/13/19	250	186
9.00%, 05/07/23	500	372
9.25%, 09/15/27 - 05/07/28	420	313
Vietnam Government International Bond, 6.75%, 01/29/20	250	271

		31,917

Treasury Inflation Index Securities - 9.0%
New Zealand Government Inflation Indexed Bond, 2.00%, 09/20/25 (s), NZD	3,105	2,390
U.S. Treasury Inflation Indexed Note
0.50%, 04/15/15 (n)	10,868	11,108
0.13%, 04/15/17 (n)	11,018	11,324
2.38%, 01/15/25 (n)	2,131	2,447
2.00%, 01/15/26 (n)	10,626	11,754
3.88%, 04/15/29 (n)	2,174	2,973

		41,996

U.S. Treasury Securities - 6.0%
U.S. Treasury Bond
6.25%, 08/15/23	7,130	9,144
5.50%, 08/15/28	2,450	3,013
4.50%, 02/15/36	3,565	3,954
U.S. Treasury Note
0.88%, 02/28/17	655	655
0.63%, 11/30/17	9,300	9,064
3.63%, 08/15/19	1,825	1,987

		27,817

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 31.1%

Federal Home Loan Mortgage Corp. - 8.8%
Federal Home Loan Mortgage Corp.
3.50%, 04/01/42 - 01/15/44, TBA (g)	11,230	11,143
3.50%, 12/01/42 - 08/01/43	1,188	1,181
4.00%, 01/15/44, TBA (g)	21,825	22,413
4.50%, 01/15/44, TBA (g)	5,965	6,312

		41,049

Federal National Mortgage Association - 22.3%
Federal National Mortgage Association
3.50%, 01/15/44, TBA (g)	20,630	20,493
4.00%, 01/15/44, TBA (g)	48,300	49,719

	Shares/Par (p)	Value
4.50%, 01/15/44, TBA (g)	30,925	32,767
5.00%, 01/15/44, TBA (g)	1,115	1,211

		104,190

Total Government and Agency Obligations (cost $250,034)		247,136

INVESTMENT COMPANIES - 4.7%
iShares iBoxx High Yield Corporate Bond Fund (e)	111	10,286
SPDR Barclays High Yield Bond ETF (e)	291	11,805

Total Investment Companies (cost $21,987)		22,091

VARIABLE RATE SENIOR LOAN INTERESTS - 18.6% (i)

CONSUMER DISCRETIONARY - 4.2%
Allison Transmission Inc. Term Loan, 3.75%, 08/17/16 $	1,985	1,994
Charter Communications Operating LLC Term Loan E, 2.25%, 03/08/20	995	987
Charter Communications Operating LLC Term Loan F, 3.00%, 01/31/21	995	986
Cumulus Media Inc. Term Loan, 4.25%, 12/31/20	2,129	2,140
Hilton Worldwide Inc. Term Loan B, 3.00%, 09/01/17	1,579	1,591
Michaels Stores Inc. Term Loan, 3.75%, 02/01/20	1,994	2,001
Scientific Games Corp. Term Loan, 3.25%, 05/24/20	2,014	2,014
Station GVR Acquisition LLC Term Loan B, 5.00%, 03/02/20	1,981	2,001
Tribune Company Initial Term Loan, 4.00%, 11/15/20	2,000	1,987
Univision Communications Inc. Incremental Term Loan, 4.00%, 03/01/20	190	191
Univision Communications Inc. New 1st Lien Term Loan, 4.50%, 03/01/20	1,797	1,807
Venetian Casino Resort LLC Term Loan, 3.25%, 12/16/20	2,000	1,997

		19,696

CONSUMER STAPLES - 2.5%
ARAMARK Corp. Term Loan D, 4.00%, 08/22/19	1,993	2,005
HJ Heinz Co. Term Loan B-2, 3.50%, 03/27/20	1,985	1,999
Pinnacle Foods Finance LLC Term Loan G, 3.25%, 04/15/20	626	625
Pinnacle Foods Finance LLC Term Loan H, 2.50%, 04/30/17	1,372	1,369
Reynolds Group Holdings Inc. New Dollar Term Loan, 4.00%, 11/26/18	1,993	2,010
Rite Aid Corp. Term Loan, 4.00%, 02/21/20	1,435	1,440
U.S. Foodservice Inc. Term Loan, 4.50%, 03/31/19	2,009	2,026

		11,474

ENERGY - 0.3%
Peabody Energy Corp. Term Loan, 4.25%, 09/24/20	1,397	1,405

FINANCIALS - 0.9%
Nuveen Investments Inc. 1st Lien Term Loan B, 4.19%, 05/13/17	1,965	1,956
Nuveen Investments Inc. 2nd Lien Term Loan, 6.50%, 12/17/27	35	35
Realogy Corp. Term Loan B, 4.50%, 03/01/20	2,093	2,115

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
Walter Investment Management Corp. Term Loan, 4.75%, 12/13/20	86	86

		4,192

HEALTH CARE - 2.1%
Biomet Inc. Incremental Term Loan, 3.75%, 07/17/17	1,992	2,003
Community Health Systems Inc. Extended Term Loan, 3.77%, 01/25/17	1,995	2,010
Grifols Inc. New U.S. Term Loan B, 4.25%, 06/01/17	1,987	1,997
HCA Inc. Term Loan B-4, 2.95%, 07/19/21	1,995	1,995
Valeant Pharmaceuticals International Inc. Term Loan
3.75%, 02/11/17	997	1,004
3.75%, 01/01/22	84	84
Valeant Pharmaceuticals International Inc. Term Loan B, 3.75%, 06/20/20	903	907

		10,000

INDUSTRIALS - 2.5%
American Airlines Inc. Term Loan B, 4.75%, 01/26/16	1,990	2,000
Berry Plastics Corp. Term Loan D, 3.50%, 01/29/20	1,990	1,981
Ceridian Corp. Extended Term Loan, 4.43%, 05/17/16	1,987	1,992
Delta Air Lines Inc. Term Loan, 4.25%, 04/20/17	1,964	1,970
DuPont Performance Coatings Inc. Term Loan, 4.75%, 02/15/17	1,990	2,002
TransDigm Inc. Term Loan C, 3.75%, 02/28/20	1,990	1,994

		11,939

INFORMATION TECHNOLOGY - 3.0%
Activision Blizzard Inc. Term Loan B, 2.50%, 08/26/17	1,995	2,006
BMC Software Finance Inc. Term Loan, 5.00%, 07/27/17	2,000	2,009
First Data Corp. New Dollar Term Loan, 4.19%, 03/24/17	777	778
First Data Corp. New Term Loan B, 4.19%, 09/30/18	1,144	1,145
First Data Corp. Term Loan, 4.21%, 09/30/20	100	100
Freescale Semiconductor Inc. Extended Term Loan B, 5.00%, 02/13/20	150	152
Freescale Semiconductor Inc. Term Loan B-5, 5.00%, 10/23/17	1,845	1,864
NXP Funding LLC Term Loan D, 3.25%, 01/11/20	2,000	2,003
SunGard Data Systems Inc. Term Loan E, 4.00%, 03/15/20	1,990	2,002
West Corp. Term Loan B-8, 3.75%, 06/30/18	1,973	1,981

		14,040

MATERIALS - 0.9%
FMG Resources Pty Ltd. New Term Loan B, 4.25%, 06/30/19	1,990	2,014
INEOS US Finance LLC Term Loan B, 4.00%, 11/07/22	1,991	1,996

		4,010

TELECOMMUNICATION SERVICES - 1.8%
Cricket Communications Inc. Term Loan, 4.75%, 02/22/20	210	211
Crown Castle International Corp. New Term Loan B, 3.25%, 01/31/21	2,000	2,004
Intelsat Jackson Holdings SA Term Loan B-2, 3.75%, 06/30/19	1,941	1,954

	Shares/Par (p)	Value
Level 3 Communications Inc. Term Loan, 4.00%, 01/15/20	900	906
Level 3 Communications Inc. Term Loan B-3, 4.00%, 03/11/16	1,160	1,165
Virgin Media Investment Holdings Ltd. Term Loan B-2, 3.50%, 05/12/17	2,000	2,003

		8,243

UTILITIES - 0.4%
Calpine Corp. Term Loan, 4.00%, 04/01/18	1,090	1,097
Calpine Corp. Term Loan B-3, 4.50%, 04/01/18	92	93
Calpine Corp. Term Loan B-2, 4.50%, 03/14/21	796	800

		1,990

Total Variable Rate Senior Loan Interests (cost $87,001)		86,989

SHORT TERM INVESTMENTS - 14.4%

Investment Companies - 8.3%
JNL Money Market Fund, 0.01% (a) (h)	38,906	38,906

Securities Lending Collateral - 6.1%
Securities Lending Cash Collateral Fund LLC, 0.22% (a) (h)	28,347	28,347

Total Short Term Investments (cost $67,253)		67,253

Total Investments - 137.3% (cost $644,248)		641,857
Other Assets and Liabilities, Net - (37.3%)		(174,402)

Total Net Assets - 100.0%		$467,455

JNL/Oppenheimer Global Growth Fund

COMMON STOCKS - 96.4%

BRAZIL - 3.0%
AMBEV SA - ADR	930	$6,835
BM&F Bovespa SA	1,322	6,197
Embraer SA - ADR	261	8,411
Itau Unibanco Holding SA - ADR	574	7,786

		29,229

DENMARK - 0.4%
FLSmidth & Co. A/S	81	4,415

FINLAND - 0.2%
Fortum Oyj	85	1,948

FRANCE - 5.8%
LVMH Moet Hennessy Louis Vuitton SA	99	18,174
PPR SA	78	16,505
Societe Generale - Class A	131	7,618
Technip SA	156	15,028

		57,325

GERMANY - 9.6%
Allianz SE	96	17,317
Bayer AG	110	15,382
Deutsche Bank AG	314	15,090
Linde AG	47	9,748
SAP AG	254	21,998
Siemens AG	109	14,880

		94,415

INDIA - 3.1%
DLF Ltd.	2,643	7,139
ICICI Bank Ltd. - ADR	319	11,863
Infosys Ltd.	95	5,372
Zee Entertainment Enterprises Ltd.	1,316	5,892

		30,266

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value

ITALY - 2.0%
Brunello Cucinelli SpA	27	972
Gtech SpA	142	4,329
Prysmian SpA	223	5,751
Tod’s SpA	53	8,815

		19,867

JAPAN - 9.3%
Dai-Ichi Life Insurance Co. Ltd.	690	11,553
Fanuc Ltd.	38	6,872
KDDI Corp.	254	15,678
Keyence Corp.	35	14,941
Kyocera Corp.	139	6,964
Murata Manufacturing Co. Ltd.	177	15,714
Nidec Corp. (e)	98	9,605
Sumitomo Mitsui Financial Group Inc.	199	10,338

		91,665

MEXICO - 1.9%
Fomento Economico Mexicano SAB de CV - ADR	104	10,163
Grupo Televisa SAB - GDR (e)	275	8,325

		18,488

NETHERLANDS - 2.5%
European Aeronautic Defence & Space Co. NV	327	25,101

RUSSIAN FEDERATION - 0.8%
Alrosa AO	2,710	2,939
Moscow Exchange MICEX-RTS OAO	2,366	4,676

		7,615

SPAIN - 4.0%
Banco Bilbao Vizcaya Argentaria SA	1,073	13,278
Inditex SA	111	18,273
Repsol SA (e)	315	7,946

		39,497

SWEDEN - 4.5%
Assa Abloy AB - Class B	326	17,255
Telefonaktiebolaget LM Ericsson - Class B	2,259	27,575

		44,830

SWITZERLAND - 5.2%
Credit Suisse Group AG	313	9,653
Nestle SA	145	10,654
Roche Holding AG	41	11,465
UBS AG	1,047	20,055

		51,827

TAIWAN - 0.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	2,466	8,706

UNITED KINGDOM - 2.3%
Shire Plc	172	8,124
Unilever Plc	366	15,067

		23,191

UNITED STATES OF AMERICA - 40.9%
3M Co.	99	13,914
Adobe Systems Inc. (c)	285	17,087
Aetna Inc.	230	15,779
Allergan Inc.	66	7,364
Altera Corp.	475	15,448
Biogen Idec Inc. (c)	19	5,441
Celldex Therapeutics Inc. (c)	146	3,538
Citigroup Inc.	220	11,470
Colgate-Palmolive Co.	275	17,960
eBay Inc. (c)	357	19,600
Emerson Electric Co.	139	9,771

	Shares/Par (p)	Value
Facebook Inc. - Class A (c)	214	11,707
Fidelity National Financial Inc. - Class A	219	7,106
Fusion-io Inc. (c) (e)	356	3,174
Gilead Sciences Inc. (c)	166	12,510
Goldman Sachs Group Inc.	61	10,797
Google Inc. - Class A (c)	24	27,379
Intuit Inc.	207	15,821
Juniper Networks Inc. (c)	363	8,197
Maxim Integrated Products Inc.	458	12,782
McDonald’s Corp.	133	12,938
McGraw-Hill Financial. Inc.	263	20,533
Medivation Inc. (c)	46	2,910
Microsoft Corp.	356	13,340
St. Jude Medical Inc.	94	5,804
Theravance Inc. (c) (e)	193	6,893
Tiffany & Co.	151	14,029
Transocean Ltd.	152	7,516
United Parcel Service Inc. - Class B	109	11,458
Vertex Pharmaceuticals Inc. (c)	122	9,039
Walt Disney Co.	282	21,530
WellPoint Inc.	232	21,435
Zimmer Holdings Inc.	108	10,046

		404,316

Total Common Stocks (cost $718,042)		952,701

PREFERRED STOCKS - 2.0%

GERMANY - 2.0%
Bayerische Motoren Werke AG	226	19,306

Total Preferred Stocks (cost $13,235)		19,306

RIGHTS - 0.0%

SPAIN - 0.0%
Repsol SA (c) (e)	315	215

Total Rights (cost $211)		215

SHORT TERM INVESTMENTS - 3.6%

Investment Companies - 1.6%
JNL Money Market Fund, 0.01% (a) (h)	16,102	16,102

Securities Lending Collateral - 2.0%
Securities Lending Cash Collateral Fund LLC, 0.22% (a) (h)	19,858	19,858

Total Short Term Investments (cost $35,960)		35,960

Total Investments - 102.0% (cost $767,448)		1,008,182
Other Assets and Liabilities, Net - (2.0%)		(19,780)

Total Net Assets - 100.0%		$988,402

JNL/PPM America Floating Rate Income Fund (t)

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.2%
American Airlines Pass-Through Trust, 5.60%, 07/15/20 (r)	$2,199	$2,235

Total Non-U.S. Government Agency Asset- Backed Securities (cost $2,199)		2,235

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value

CORPORATE BONDS AND NOTES - 5.1%

CONSUMER DISCRETIONARY - 1.4%
American Axle & Manufacturing Inc., 5.13%, 02/15/19	306	314
BC Mountain LLC, 7.00%, 02/01/21 (r)	100	101
Beazer Homes USA Inc., 9.13%, 06/15/18	1,000	1,070
Churchill Downs Inc., 5.38%, 12/15/21 (r)	420	427
DISH DBS Corp., 5.00%, 03/15/23	380	354
DreamWorks Animation SKG Inc., 6.88%, 08/15/20 (r)	306	324
General Motors Co., 3.50%, 10/02/18 (r)	1,000	1,023
Gibson Brands Inc., 8.88%, 08/01/18 (r)	194	205
Glencore Funding LLC, 4.13%, 05/30/23 (r)	924	862
GLP Capital LP
4.38%, 11/01/18 (r)	277	283
4.88%, 11/01/20 (r)	311	311
5.38%, 11/01/23 (r)	243	239
KB Home, 7.50%, 09/15/22	234	246
Levi Strauss & Co., 7.63%, 05/15/20	1,000	1,098
MGM Resorts International
6.75%, 10/01/20	804	860
6.63%, 12/15/21	577	610
Neiman Marcus Group Ltd. Inc.
8.00%, 10/15/21 (r)	1,244	1,300
8.75%, 10/15/21 (r) (y)	1,244	1,303
PC Nextco Holdings LLC, 8.75%, 08/15/19 (r) (y)	888	911
PVH Corp., 4.50%, 12/15/22	229	217
Rent-A-Center Inc., 4.75%, 05/01/21	416	391
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	131	131
RSI Home Products Inc., 6.88%, 03/01/18 (r)	556	582
Sally Holdings LLC, 5.50%, 11/01/23	494	490
Schaeffler Holding Finance BV, 6.88%, 08/15/18 (r) (y)	778	825
Seminole Hard Rock Entertainment Inc., 5.88%, 05/15/21 (r)	427	420
Sirius XM Radio Inc., 5.88%, 10/01/20 (r)	1,500	1,530
SIWF Merger Sub Inc., 6.25%, 06/01/21 (r)	471	475
Studio City Finance Ltd., 8.50%, 12/01/20 (r)	1,000	1,108
Tempur Sealy International Inc., 6.88%, 12/15/20	121	132
Toll Brothers Finance Corp., 4.00%, 12/31/18	513	522
TRW Automotive Inc., 4.45%, 12/01/23 (r)	550	534
WideOpenWest Finance LLC, 10.25%, 07/15/19	1,000	1,110
Wolverine World Wide Inc., 6.13%, 10/15/20	132	141
Wynn Las Vegas LLC, 7.75%, 08/15/20	1,000	1,122

		21,571

CONSUMER STAPLES - 0.2%
B&G Foods Inc., 4.63%, 06/01/21	549	527
Chiquita Brands International Inc., 7.88%, 02/01/21 (r)	197	213
Hawk Acquisition Sub Inc., 4.25%, 10/15/20 (r)	1,506	1,457
Prestige Brands Inc., 5.38%, 12/15/21 (r)	135	136
Sun Merger Sub Inc., 5.25%, 08/01/18 (r)	306	321

		2,654

ENERGY - 0.8%
Arch Coal Inc., 8.00%, 01/15/19 (r)	591	590
Calumet Specialty Products Partners LP, 7.63%, 01/15/22 (r)	788	796
Chesapeake Midstream Partners LP, 6.13%, 07/15/22	946	1,012
DCP Midstream LLC, 5.85%, 05/21/43 (i) (r)	1,344	1,250
Hercules Offshore Inc., 7.50%, 10/01/21 (r)	308	327
Murphy Oil USA Inc., 6.00%, 08/15/23 (r)	402	404

	Shares/Par (p)	Value
Pacific Drilling SA, 5.38%, 06/01/20 (r)	642	645
Parker Drilling Co., 7.50%, 08/01/20 (r)	712	748
Penn Virginia Corp., 8.50%, 05/01/20	1,000	1,075
Penn Virginia Resource Partners LP, 6.50%, 05/15/21 (r)	1,119	1,158
Plains Exploration & Production Co., 6.88%, 02/15/23	1,000	1,115
Regency Energy Partners LP, 4.50%, 11/01/23	987	898
Rosetta Resources Inc., 5.88%, 06/01/22	1,975	1,960
Seadrill Ltd., 5.63%, 09/15/17 (r)	750	776

		12,754

FINANCIALS - 0.3%
Allstate Corp., 5.75%, 08/15/53 (i)	1,000	1,008
Ford Motor Credit Co. LLC, 5.88%, 08/02/21	1,000	1,132
Santander UK Plc, 5.00%, 11/07/23 (r)	768	770
SLM Corp., 5.50%, 01/15/19	2,000	2,074

		4,984

HEALTH CARE - 0.5%
Capsugel SA, 7.00%, 05/15/19 (r) (y)	595	606
Community Health Systems Inc., 8.00%, 11/15/19	714	775
Endo Finance Co., 5.75%, 01/15/22 (r)	873	877
Forest Laboratories Inc., 5.00%, 12/15/21 (r)	1,238	1,243
HCA Inc., 8.50%, 04/15/19	1,000	1,060
Pinnacle Merger Sub Inc., 9.50%, 10/01/23 (r)	1,029	1,096
Tenet Healthcare Corp., 6.00%, 10/01/20 (r)	570	595
Valeant Pharmaceuticals International Inc.
6.75%, 08/15/18 (r)	1,000	1,099
5.63%, 12/01/21 (r)	644	647

		7,998

INDUSTRIALS - 0.8%
Abengoa Finance SAU, 7.75%, 02/01/20 (r)	773	796
Aircastle Ltd.
4.63%, 12/15/18	839	845
6.25%, 12/01/19	1,026	1,099
Algeco Scotsman Global Finance Plc, 10.75%, 10/15/19 (r)	1,000	1,055
Alliant Techsystems Inc., 5.25%, 10/01/21 (r)	491	492
Aviation Capital Group Corp., 3.88%, 09/27/16 (r)	1,346	1,390
Bombardier Inc., 6.13%, 01/15/23 (r)	585	581
International Lease Finance Corp., 4.63%, 04/15/21	1,649	1,575
ServiceMaster Co., 7.00%, 08/15/20	1,065	1,056
United Continental Holdings Inc.
6.00%, 07/15/26	1,677	1,442
6.00%, 07/15/28	1,809	1,524
United Rentals North America Inc., 8.38%, 09/15/20	1,000	1,115

		12,970

INFORMATION TECHNOLOGY - 0.2%
First Data Corp., 7.38%, 06/15/19 (r)	483	516
NXP BV
3.50%, 09/15/16 (r)	1,000	1,025
5.75%, 02/15/21 (r)	212	221
5.75%, 03/15/23 (r)	242	246
ViaSat Inc., 6.88%, 06/15/20	1,008	1,066

		3,074

MATERIALS - 0.7%
Barrick Gold Corp., 4.10%, 05/01/23	1,000	902
Boart Longyear Management Pty Ltd., 10.00%, 10/01/18 (r)	2,222	2,294
Cemex SAB de CV, 5.00%, 10/15/18 (r)	1,000	1,039

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
FMG Resources August 2006 Pty Ltd., 6.88%, 04/01/22 (r)	1,000	1,090
Hexion US Finance Corp., 6.63%, 04/15/20	1,000	1,025
LYB International Finance BV, 4.00%, 07/15/23	566	558
Norbord Inc., 5.38%, 12/01/20 (r)	882	876
Rain CII Carbon LLC, 8.25%, 01/15/21 (r)	1,000	1,020
Rock-Tenn Co., 3.50%, 03/01/20	227	223
TPC Group Inc., 8.75%, 12/15/20 (r)	955	1,015

		10,042

TELECOMMUNICATION SERVICES - 0.1%
Frontier Communications Corp., 7.63%, 04/15/24	328	327
Sprint Corp., 7.13%, 06/15/24 (r)	624	634

		961

UTILITIES - 0.1%
AES Corp., 7.38%, 07/01/21	1,000	1,127
Puget Energy Inc., 6.00%, 09/01/21	778	869

		1,996

Total Corporate Bonds and Notes (cost $76,632)		79,004

VARIABLE RATE SENIOR LOAN INTERESTS - 88.3% (I)

CONSUMER DISCRETIONARY - 26.3%
Acosta Inc. Term Loan B, 4.25%, 03/02/18	5,335	5,363
Advantage Sales and Marketing Inc. 1st Lien New Term Loan
4.25%, 12/17/17	2,000	2,005
4.25%, 12/17/17	113	114
4.25%, 12/17/17	5,167	5,181
Affinion Group Replacement Term Loan, 5.00%, 10/10/16	1,940	1,909
Allison Transmission Inc. Term Loan, 3.75%, 08/08/19	7,339	7,374
AMC Entertainment Inc Term Loan B, 3.50%, 04/30/20	3,111	3,114
Apex Tool Group LLC Term Loan B, 4.50%, 01/31/20	2,985	2,995
Atlantic Broadband Finance LLC Term Loan, 3.25%, 11/30/19	1,287	1,281
Autoparts Holdings Ltd. 1st Lien Term Loan
6.50%, 07/29/17	1,405	1,393
6.50%, 07/29/17	717	710
AutoTrader.com Inc. Term Loan B, 4.00%, 12/15/16	472	474
Bally Technologies Inc. Term Loan B, 4.25%, 08/21/20	6,983	7,028
Bass Pro Group LLC Term Loan B
4.00%, 11/30/19	5,149	5,172
4.00%, 11/30/19	133	133
Bombardier Recreational Products Inc. Term Loan B, 5.00%, 01/31/19	5,771	5,786
Borgata Term Loan B, 6.75%, 08/15/18	3,333	3,343
Boyd Gaming Corp. Term Loan B, 4.00%, 08/15/20	2,993	2,997
Burger King Corp. Term Loan B, 3.75%, 09/28/19	1,284	1,288
Camping World Inc. Term Loan B
5.75%, 02/14/20	2,943	2,965
5.75%, 02/14/20	57	58
Capital Safety Group 1st Lien Term Loan, 6.25%, 12/30/19	2,211	2,214
Catalina Marketing Corp. Term Loan, 5.25%, 10/07/20	3,000	3,037
Cedar Fair LP Term Loan, 3.25%, 02/20/20	1,473	1,478
Centerplate Inc. Term Loan, 4.75%, 11/13/19	1,500	1,506

	Shares/Par (p)	Value
Cequel Communications LLC Term Loan, 3.50%, 02/28/19	8,902	8,909
Charter Communications Operating LLC Term Loan E, 3.00%, 04/25/20	13,937	13,829
Charter Communications Operating LLC Term Loan F, 3.00%, 12/31/20	471	466
Chrysler Group LLC Term Loan B, 4.25%, 05/24/17	4,957	4,986
Cinemark USA Inc. Term Loan, 5.13%, 12/15/22	270	261
Citycenter Holdings LLC Term Loan B, 5.00%, 10/09/20	6,818	6,912
Clarke American Corp. Term Loan B
5.25%, 06/30/17	137	138
5.25%, 06/30/17	575	579
5.25%, 06/30/17	336	338
5.25%, 06/30/17	156	157
Clear Channel Communications Inc. Term Loan, 6.92%, 01/30/19	4,000	3,815
Coinmach Corp. Incremental Term Loan, 4.25%, 11/15/19	2,000	2,012
Coinmach Corp. Term Loan, 4.25%, 11/15/19	2,993	3,006
Crossmark Holdings Inc. Term Loan, 4.50%, 12/21/19	2,480	2,457
CSC Holdings Inc. Term Loan, 2.70%, 04/25/20	5,965	5,902
Cumulus Media Inc. 1st Lien Term Loan B, 4.50%, 09/16/18	1,816	1,825
David’s Bridal Inc. Initial Term Loan, 5.00%, 10/08/19	2,970	2,979
DineEquity Inc. Term Loan B-2, 3.75%, 10/19/17	418	419
Dunkin’ Brands Inc. Term Loan B-3
3.75%, 02/14/20	4,067	4,077
3.75%, 02/14/20	4,287	4,299
5.00%, 02/14/20	3	3
Formula One Holdings Term Loan B-2, 4.50%, 04/30/19	7,424	7,497
Four Seasons Hotels Limited 1st Lien Term Loan, 4.25%, 06/23/20	2,320	2,326
Four Seasons Hotels Limited 2nd Lien Term Loan, 6.25%, 12/23/20	1,968	2,012
Freedom Group Inc. Term Loan
5.50%, 04/19/19	2,464	2,476
5.50%, 04/19/19	500	503
Garda World Security Corp. Term Loan B, 4.00%, 11/05/20	1,593	1,594
Getty Images Inc. Initial Term Loan, 4.75%, 10/03/19	1,931	1,799
GNC Corp. Term Loan, 3.25%, 03/04/19	3,914	3,898
Goodyear Engineered Products 1st Lien Term Loan, 5.25%, 09/06/17	7,947	7,967
Gymboree Corp. 1st Lien Term Loan
5.00%, 02/23/18	26	24
5.00%, 02/23/18	3,952	3,687
Harrahs Operating Co. Inc. Extended Term Loan B, 4.44%, 01/28/18	798	754
Hilton Worldwide Finance LLC Term Loan B-2, 3.00%, 09/23/20	2,716	2,736
Hilton Worldwide Inc. Term Loan B, 3.00%, 09/23/20	7,468	7,524
Hudson’s Bay Co. Initial Term Loan
4.75%, 10/07/20	510	518
4.75%, 10/07/20	2,210	2,244
4.75%, 10/07/20	340	345
4.75%, 10/07/20	340	345
Information Resources Inc. Term Loan, 4.75%, 09/26/20	1,178	1,183

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
Information Resources Inc. Term Loan B
4.75%, 09/26/20	694	697
4.75%, 09/26/20	1,484	1,490
4.75%, 09/26/20	300	301
J. Crew Group Inc. Term Loan B-1
4.00%, 03/07/18	1,350	1,358
4.00%, 03/07/18	1,493	1,501
4.00%, 03/07/18	2,993	3,009
Jarden Corp. Term Loan B-1, 2.75%, 09/30/20	3,398	3,396
Kasima LLC Term Loan, 3.25%, 05/23/21	4,000	3,975
Landry’s Inc. Term Loan B, 4.75%, 04/24/18	2,936	2,955
Leslie’s Poolmart Inc. Term Loan B, 4.25%, 10/16/19	1,995	2,001
LIN Television Corp. New Term Loan, 3.75%, 12/31/18	595	596
LIN Television Corp. Term Loan B, 3.75%, 12/31/18	140	141
Live Nation Entertainment Inc. Term Loan B-1, 3.50%, 08/14/20	2,942	2,951
Media General Inc. Term Loan B, 0.50%, 07/30/20	5,000	5,047
Merlin Entertainments Group Term Loan, 4.02%, 07/01/19	2,706	2,710
MGM Resorts International Term Loan B, 3.50%, 12/20/19	8,232	8,247
Michaels Stores Inc. Term Loan
3.75%, 01/25/20	6,402	6,422
3.75%, 01/25/20	781	784
3.75%, 01/25/20	781	784
Mission Broadcasting, Inc. Term Loan B-2
3.75%, 09/23/20	466	467
3.75%, 09/23/20	467	468
Mohegan Tribal Gaming Authority Term Loan B, 5.50%, 11/05/19	6,120	6,208
Neiman Marcus Group Ltd. Inc. Term Loan, 5.00%, 10/17/20	7,000	7,081
Nexstar Broadcasting Inc. Term Loan B-2
3.75%, 09/23/20	530	531
3.75%, 09/23/20	529	529
Nine Entertainment Corp. Term Loan, 3.50%, 01/28/20	3,970	3,947
OneStopPlus Group 1st Lien Term Loan, 4.44%, 02/04/20	2,978	3,004
Orbitz Worldwide Inc. Term Loan B, 4.50%, 09/20/17	950	951
Orbitz Worldwide Inc. Term Loan C-1, 5.75%, 03/20/19	808	810
OSI Restaurant Partners LLC Replacement Term Loan
3.50%, 10/23/19	162	162
3.50%, 10/23/19	4,889	4,890
Party City Holdings Inc. Extended Term Loan
4.25%, 07/23/19	1,980	1,987
4.25%, 07/23/19	253	254
4.25%, 07/23/19	1,768	1,774
4.25%, 07/23/19	2,048	2,056
4.25%, 07/23/19	252	253
Peninsula Gaming LLC Term Loan B, 4.25%, 11/20/17	3,477	3,497
PETCO Animal Supplies Inc. New Term Loan, 4.00%, 11/24/17	3,728	3,743
Pilot Travel Centers LLC Additional Term Loan B, 4.25%, 08/16/19	2,518	2,526
Pinnacle Entertainment Inc. Term Loan B-2, 3.75%, 08/04/20	1,493	1,498
Quebecor Media Inc. Term Loan B-1, 3.25%, 07/29/20	3,990	3,958

	Shares/Par (p)	Value
Regal Cinemas Corp. Replacement Term Loan, 3.28%, 08/23/17	637	639
Regal Cinemas Corp. Term Loan, 3.28%, 08/23/17	279	280
Roundy’s Inc. 1st Lien Term Loan, 5.75%, 02/24/19	672	671
Sabre Inc. Term Loan B, 5.25%, 02/19/19	2,441	2,458
Sabre Inc. Term Loan B-2, 4.50%, 02/19/19	3,000	3,004
Savers Inc. New Term Loan, 5.00%, 07/09/19	2,096	2,102
Saxon Enterprises LLC Term Loan, 5.42%, 02/12/19	2,978	3,001
Scientific Games Corp. Term Loan
3.25%, 06/14/20	4,109	4,110
3.25%, 06/14/20	4,207	4,208
3.25%, 06/14/20	685	685
Seaworld Parks & Entertainment Inc. Term Loan B-2, 3.00%, 05/17/20	6,660	6,576
Seminole Hard Rock Entertainment Inc. Term Loan, 3.50%, 05/15/20	829	828
Seminole Tribe of Florida Initial Term Loan, 3.00%, 04/26/20	1,210	1,208
ServiceMaster Co. Term Loan, 4.46%, 01/31/17	3,914	3,887
ServiceMaster Co. Term Loan C, 4.25%, 07/24/14	3,970	3,929
Sinclair Television Group Inc. Term Loan B
3.00%, 04/09/20	2,472	2,453
3.00%, 04/19/20	1,350	1,340
3.00%, 04/19/20	2,150	2,132
SOURCECORP Inc. Term Loan, 5.25%, 04/30/18	995	1,000
SRAM LLC Term Loan
4.00%, 04/10/20	147	147
4.00%, 04/10/20	2,748	2,745
4.00%, 04/10/20	933	932
SRAM LLC Term Loan B, 5.25%, 04/10/20	42	42
Station GVR Acquisition LLC Term Loan B, 5.00%, 02/21/20	3,975	4,015
Tempur-Pedic International Inc. Term Loan B, 3.50%, 12/31/19	3,642	3,637
TI Group Automotive Systems LLC Term Loan B, 5.50%, 03/28/19	2,978	3,015
Tower Automotive Holdings USA LLC Term Loan, 4.75%, 04/23/20	995	1,000
Toys R Us Inc. Term Loan, 6.00%, 09/01/16	1,908	1,718
Tribune Company Initial Term Loan, 4.00%, 11/26/20	11,000	10,931
Univision Communications Inc. Converted Extended Term Loan, 4.75%, 02/28/20	5,870	5,895
Univision Communications Inc. Incremental Term Loan, 4.00%, 03/01/20	1,757	1,763
Univision Communications Inc. New 1st Lien Term Loan, 4.50%, 02/28/20	5,466	5,496
UPC Financing Partnership Term Loan AH, 3.25%, 06/30/21	3,883	3,875
ValleyCrest Cos. LLC Term Loan, 5.50%, 06/13/19	1,419	1,424
Venetian Casino Resort LLC Term Loan, 3.25%, 12/16/20	3,262	3,257
Visant Holding Corp. Term Loan B
5.25%, 12/22/16	1,183	1,165
5.25%, 12/22/16	41	40
Waddington North America Inc. Term Loan
4.50%, 05/30/20	1,934	1,949
4.50%, 05/30/20	1,051	1,059
8.50%, 11/24/20	1,000	1,011
WaveDivision Holdings LLC Term Loan, 5.50%, 08/08/19	2,574	2,584

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
Weather Channel Term Loan, 3.50%, 02/11/17 (i)	973	975
Weather Co. Term Loan
7.00%, 12/21/20	16	16
7.00%, 12/21/20	984	1,010
Weight Watchers International Inc. Initial Term Loan B-2, 3.75%, 04/02/20	6,952	6,182
Wendy’s International Inc. Term Loan B, 3.25%, 05/16/19	1,701	1,702
WideOpenWest Finance LLC Term Loan B, 4.75%, 04/01/19	5,505	5,527
WMG Acquisition Corp. Refinancing Term Loan, 3.75%, 07/06/20	2,993	2,990

		405,291

CONSUMER STAPLES - 6.0%
Albertson’s LLC Delayed Draw Term Loan, 4.75%, 03/21/19	3,000	3,008
Albertson’s LLC Term Loan B-2, 4.75%, 05/21/19	2,333	2,344
ARAMARK Corp. Extended Term Loan
3.51%, 01/26/14	123	124
3.49%, 07/26/16	607	608
3.49%, 07/26/16	321	321
3.55%, 07/26/16	1,030	1,031
ARAMARK Corp. Term Loan, 3.50%, 07/26/16	72	72
ARAMARK Corp. Term Loan D, 4.00%, 09/01/19	6,000	6,035
Arysta LifeScience SPC LLC 1st Lien Term Loan, 4.50%, 05/22/20	6,368	6,398
Arysta LifeScience SPC LLC 2nd Lien Term Loan, 8.25%, 11/20/20	500	508
BJ’s Wholesale Club Inc. Term Loan B, 4.50%, 11/01/19	4,500	4,523
CTI Foods Holding Co. LLC 1st Lien Term Loan, 4.50%, 06/20/20	2,993	2,989
Del Monte Corp. 1st Lien Term Loan, 3.25%, 01/26/21	2,000	2,010
Del Monte Corp. 2nd Lien Term Loan, 7.25%, 07/26/21	500	504
Del Monte Corp. New Term Loan B, 4.00%, 02/16/18	4,734	4,745
Dole Food Co. Inc. New Term Loan B
4.50%, 10/25/18	368	369
4.50%, 10/25/18	184	185
4.50%, 10/25/18	368	369
4.50%, 10/25/18	368	369
4.50%, 10/25/18	368	369
4.50%, 10/25/18	368	369
4.50%, 10/25/18	368	369
4.50%, 10/25/18	368	369
DS Waters Enterprises Inc. Term Loan, 5.25%, 08/19/20	1,000	1,014
HJ Heinz Co. Term Loan B-2, 3.50%, 04/05/20	11,923	12,006
Hostess Brands Inc. Term Loan
6.50%, 03/11/20	280	290
6.50%, 03/11/20	3,220	3,333
JBS USA LLC Incremental Term Loan, 3.75%, 09/22/20	3,000	2,990
Michael Foods Group Inc. Term Loan B, 4.25%, 02/25/18	1,493	1,500
Pinnacle Foods Finance LLC Term Loan G, 3.25%, 04/16/20	1,965	1,961
Pinnacle Foods Finance LLC Term Loan H, 2.50%, 04/29/20	1,995	1,991
Reynolds Group Holdings Inc. New Dollar Term Loan, 4.00%, 12/26/18	5,148	5,192

	Shares/Par (p)	Value
Rite Aid Corp. 2nd Lien Term Loan, 4.88%, 06/21/21	2,000	2,027
Rite Aid Corp. Term Loan, 4.00%, 02/15/20	1,985	1,992
Roundy’s Supermarkets Inc. Term Loan B
5.75%, 02/08/19	739	738
5.75%, 02/08/19	896	895
Sprectrum Brands Inc. Term Loan, 3.50%, 08/13/19	3,924	3,926
Sun Products Corp. Term Loan B, 6.50%, 03/23/20	2,978	2,818
SUPERVALU Inc. New Term Loan, 5.00%, 03/21/19	4,447	4,485
U.S. Foodservice Inc. Term Loan, 4.50%, 03/31/19	6,965	7,024

		92,170

ENERGY - 3.9%
Alpha Natural Resources Inc. Term Loan B, 3.50%, 05/25/20	2,978	2,924
Arch Western Finance LLC Term Loan, 5.75%, 05/16/18	5,985	5,896
Drillships Financing Holding Inc. Term Loan B-1, 6.00%, 03/31/21	3,990	4,070
Energy Transfer Equity LP 1st Lien Term Loan, 3.25%, 11/15/19	3,000	2,988
EP Energy LLC Incremental Term Loan, 4.50%, 04/24/19	1,481	1,484
EquiPower Resources Holdings LLC 1st Lien Term Loan, 6.50%, 12/20/18	2,090	2,096
EquiPower Resources Holdings LLC Term Loan C, 4.25%, 12/31/19	1,000	1,003
Equipower Resources Term Loan, 4.25%, 12/31/19	1,995	2,000
Fieldwood Energy LLC 1st Lien Term Loan
2.88%, 09/28/18	100	100
2.88%, 09/28/18	1,995	2,007
Fieldwood Energy LLC 2nd Lien Term Loan, 7.13%, 09/24/20	3,100	3,162
Husky Intermediate Inc. Incremental Term Loan, 3.25%, 11/13/18	3,000	3,022
Linden Term Loan B, 5.00%, 12/01/20	1,900	1,912
MRC Global Inc. New Term Loan, 5.00%, 11/14/19	2,993	3,030
Oxbow Carbon LLC 2nd Lien Term Loan, 8.00%, 01/19/20	1,000	1,017
Oxbow Carbon LLC Term Loan B, 4.25%, 07/19/19	2,925	2,936
Pacific Drilling SA Term Loan, 4.50%, 06/03/18	3,980	4,022
Peabody Energy Corp. Term Loan, 4.25%, 09/20/20	4,988	5,016
Quicksilver Resources Inc. 2nd Lien Term Loan, 7.00%, 06/21/19	4,000	3,955
Samson Investment Co. Term Loan 1, 5.00%, 09/25/18	2,650	2,657
Sheridan Production Partners I-A LP Term Loan B-2, 5.00%, 10/05/19	433	433
Sheridan Production Partners I-M LP Term Loan B-2, 5.00%, 10/05/19	264	265
Vantage Delware Holdings LLC Term Loan, 5.75%, 03/28/19	1,985	2,007
Western Refining Inc. Term Loan B, 4.25%, 11/25/20	3,000	3,034

		61,036

FINANCIALS - 5.8%
AmWINS Group Inc. Term Loan
5.00%, 09/06/19	1,472	1,479
5.00%, 09/06/19	3,096	3,112

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
Asurion LLC Incremental Term Loan, 3.50%, 06/20/20	2,700	2,648
Asurion LLC Term Loan, 4.50%, 05/24/19	7,593	7,587
Capital Automotive LP 2nd Lien Term Loan, 6.00%, 04/25/20	1,000	1,030
Capital Automotive LP Term Loan B, 4.00%, 04/19/19	6,391	6,422
CB Richard Ellis Services Inc. Term Loan B, 2.94%, 03/28/21	463	465
CPA Global Ltd. 1st Lien Term Loan, 4.50%, 11/21/20	2,000	2,002
Cunningham Lindsey U.S. Inc. Term Loan, 5.00%, 10/18/19	2,482	2,479
Duff & Phelps Corp. 1st Lien Term Loan, 4.50%, 03/28/20	2,990	2,982
Everest Acquisition LLC Term Loan B-3, 3.50%, 05/24/18	333	333
Guggenheim Partners Investment Management Holdings LLC Initial Term Loan
4.25%, 07/17/20	3,092	3,119
4.25%, 07/17/20	8	8
HarbourVest Partners LP 1st Lien Term Loan, 4.75%, 11/19/17	1,595	1,595
HUB International Ltd. Term Loan B, 4.75%, 09/17/20	3,990	4,035
iPayment Inc. Term Loan B, 5.75%, 05/08/17	680	660
LPL Holdings Inc. Incremental Term Loan B, 3.25%, 03/29/19	3,960	3,952
Mondrian Investment Partners Ltd. Term Loan B, 4.00%, 07/12/18	744	746
National Financial Partners Corp. Term Loan B, 5.25%, 06/25/20	2,985	3,012
Nuveen Investments Inc. 1st Lien Term Loan B, 4.19%, 05/07/17	7,000	6,966
Nuveen Investments Inc. 2nd Lien Term Loan, 6.50%, 02/17/19	2,500	2,470
Realogy Corp. Extended Term Loan, 4.51%, 10/10/16	72	73
Realogy Corp. Term Loan B, 4.50%, 03/01/20	6,582	6,650
RP Crown Parent LLC New Term Loan, 6.25%, 12/21/18	3,548	3,571
SAM Finance Lux S.A.R.L. Term Loan, 4.25%, 12/10/20	3,000	3,004
Sheridan Investment Partners I LLC Term Loan B-2, 5.00%, 10/05/19	3,265	3,271
Sheridan Production Partners II LP Term Loan, 4.25%, 12/16/20	1,679	1,686
Sheridan Production Partners II LP Term Loan A, 4.25%, 12/16/20	234	234
Sheridan Production Partners II LP Term Loan M, 4.25%, 12/16/20	87	88
Springleaf Finance Corp. Term Loan, 4.75%, 09/30/19	5,080	5,133
TCW Group Inc. Term Loan, 4.00%, 12/27/20	1,290	1,300
Toys R Us Property Co. I LLC Term Loan, 6.00%, 08/21/19	1,308	1,257
USI Inc. Term Loan, 5.25%, 12/19/19	2,928	2,938
Walter Investment Management Corp. Term Loan, 4.75%, 12/19/20	3,000	3,002

		89,309

HEALTH CARE - 10.3%
Akorn Inc. Term Loan B, 3.50%, 11/13/20	4,000	4,020
Alere Inc. Term Loan B, 4.50%, 06/30/17	1,960	1,971
Alliance HealthCare Services Inc. Delayed Draw Term Loan, 4.25%, 06/03/19	381	376
Alliance HealthCare Services Inc. Term Loan, 4.25%, 06/03/19	2,607	2,575

	Shares/Par (p)	Value
Ardent Medical Services Inc. Term Loan, 6.75%, 05/02/18	2,574	2,581
ATI Holdings Inc. 1st Lien Term Loan
5.00%,12/20/19	500	501
5.75%, 02/01/20	990	992
Aveta Inc. Term Loan
9.75%, 10/23/17	843	845
9.75%, 10/23/17	613	615
Axcan Intermediate Holdings Inc. Term Loan B
6.00%, 02/11/17	2,605	2,648
6.00%, 02/11/17	2,837	2,884
Biomet Inc. Incremental Term Loan
3.75%, 07/25/17	2,944	2,961
3.75%, 07/25/17	111	112
3.75%, 07/25/17	1,967	1,978
3.75%, 07/25/17	2,923	2,939
Capsugel Holdings US Inc. Incremental Term Loan, 3.50%, 08/01/18	4,692	4,690
Catalent Pharma Solutions Inc. Term Loan, 5.25%, 09/15/17	980	984
Community Health Systems Delayed Draw Term Loan
3.78%, 01/25/17	5,775	5,817
3.78%, 01/25/17	154	155
Convatec Inc. Dollar Term Loan, 5.75%, 12/22/16	2,847	2,860
DaVita HealthCare Partners Inc. Term Loan B, 4.50%, 10/20/16	1,940	1,951
DaVita HealthCare Partners Inc. Term Loan B-2, 4.00%, 08/24/19	1,697	1,707
Emdeon Business Services LLC Term Loan
3.75%, 11/17/18	132	132
3.75%, 11/17/18	218	219
3.75%, 11/17/18	1,518	1,520
3.75%, 11/17/18	959	960
3.75%, 11/17/18	4,101	4,107
Emergency Medical Services Corp. Term Loan
4.00%, 05/05/18	2,683	2,689
4.00%, 05/05/18	296	296
4.00%, 05/05/18	1,304	1,307
Endo Pharmaceuticals Holdings Inc. Term Loan B, 4.00%, 06/15/18	87	87
Endo Pharmaceuticals Holdings Inc. Term Loan B, 4.00%, 12/11/20	1,356	1,359
Envision Acquisition Co. 2nd Lien Term Loan, 8.75%, 09/23/21	276	279
Envision Acquisition Co. Term Loan, 5.75%, 09/23/20	2,494	2,507
Gentiva Health Services Inc. Term Loan B, 6.50%, 10/15/19	3,500	3,487
Grifols Inc. New U.S. Term Loan B, 4.25%, 06/01/17	1,951	1,962
Harlan Sprague Dawley Inc. Term Loan, 3.71%, 07/11/14	1,923	1,705
HCA Inc. Term Loan B-4, 2.94%, 05/01/18	5,481	5,480
Health Management Associates Inc. Term Loan B, 3.50%, 11/18/16	4,536	4,533
IASIS Healthcare LLC Term Loan B, 4.50%, 02/20/20	3,923	3,952
Inventiv Health Inc. Term Loan B, 4.75%, 08/02/16	1,061	1,048
Kindred Healthcare Inc. Term Loan B-1
4.25%, 06/01/18	379	379
4.25%, 06/01/18	2,613	2,613
Kinetic Concepts Inc. Term Loan D-1, 4.50%, 05/04/18	5,721	5,750
Multiplan Inc. Term Loan
4.75%, 08/26/17	1,000	1,006

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
4.75%, 08/26/17	1,234	1,241
Multiplan Inc. Term Loan B-1, 4.00%, 08/13/17	4,539	4,565
NBTY Inc. Term Loan
3.50%, 10/01/17	1,655	1,663
3.50%, 10/01/17	197	198
3.50%, 10/01/17	132	132
One Call Medical Inc. 1st Lien Term Loan, 5.00%, 11/20/20	3,000	2,998
Onex Carestream Finance LP 1st Lien Term Loan, 5.00%, 06/07/19	5,770	5,838
Onex Carestream Finance LP Term Loan, 9.50%, 12/05/19	2,000	2,035
Par Pharmaceutical Cos. Inc. Term Loan B, 5.00%, 09/17/19	3,968	3,987
Par Pharmaceutical Cos. Inc. Term Loan B-1, 4.25%, 09/28/19	2,467	2,480
PTS Acquisition Corp. Dollar Term Loan, 4.24%, 09/06/16	3,913	3,923
Quintiles Transnational Corp. Term Loan B-3, 3.75%, 08/08/18	6,180	6,185
Radnet Management Inc. Add-On Term Loan, 5.50%, 10/12/18	3,557	3,544
Select Medical Corp. Term Loan B
4.00%, 06/15/18	—	—
4.00%, 06/15/18	1	1
4.00%, 06/15/18	738	739
4.00%, 06/15/18	237	237
4.00%, 06/15/18	2	2
5.42%, 06/15/18	1	1
Sheridan Healthcare Inc. Term Loan
8.25%,06/29/18	260	260
8.25%,12/31/21	2,000	2,011
Sheridan Holdings Inc. Incremental Term Loan
4.50%, 06/29/18	316	317
4.50%, 06/29/18	2,475	2,480
Surgical Care Affiliates LLC Extended Term Loan, 4.25%, 06/30/16	965	964
Surgical Care Affiliates LLC Term Loan C, 4.25%, 06/30/18	1,990	1,995
Team Health Inc. Term Loan B, 5.00%, 06/29/18	1,463	1,463
U.S. Renal Care Inc. Term Loan B-2, 5.25%, 07/03/19	2,985	3,000
United Surgical Partners International Inc. 1st Lien Term Loan, 7.00%, 03/30/19	666	668
United Surgical Partners International Inc. New Term Loan B, 7.00%, 03/30/19	2,287	2,296
Valeant Pharmaceuticals International Inc. Term Loan
3.75%, 02/13/19	5,465	5,495
3.75%, 12/11/19	988	994
Valeant Pharmaceuticals International Inc. Term Loan B, 4.50%, 07/08/20	3,474	3,495

		158,746

INDUSTRIALS - 12.6%
ADS Waste Holdings Inc. Term Loan B, 4.25%, 10/09/19	5,950	5,976
Affinia Group Inc. Term Loan B-2, 4.75%, 04/12/20	498	504
AlixPartners LLP Term Loan B-2, 5.00%, 07/01/20	3,138	3,157
Allflex Holdings Inc. Term Loan, 4.25%, 06/15/20	2,993	3,002
Alliance Laundry Systems Term Loan B
5.50%, 12/07/18	850	852
4.50%, 02/11/19	2,417	2,424

	Shares/Par (p)	Value
American Airlines Inc. Term Loan B, 4.75%, 09/21/19	4,975	5,000
American Builders & Contractors Supply Co. Inc. Term Loan, 3.50%, 04/15/20	2,993	2,996
Ameriforge Group Inc. 1st Lien Term Loan
5.00%, 12/19/19	500	502
5.00%, 01/31/20	1,980	1,989
Ameriforge Group Inc. 2nd Lien Term Loan, 8.75%, 12/19/20	500	509
Avis Budget Car Rental LLC Term Loan B, 3.00%, 06/15/19	3,479	3,472
AWAS Aviation Capital Ltd. Term Loan, 3.50%, 07/01/18	2,179	2,185
BakerCorp Replacement Term Loan, 4.25%, 02/20/20	2,978	2,958
Berry Plastics Corp. Term Loan D, 3.50%, 02/15/20	10,932	10,887
BOC Edwards Term Loan, 4.75%, 03/21/20	2,372	2,373
Brand Energy & Infrastructure Services Inc. Term, 4.75%, 11/21/20	2,000	2,009
Brickman Group Holdings Inc. Term Loan
4.00%, 12/15/20	3,000	3,011
4.00%, 12/15/20	2,000	2,008
CAMP Systems International Inc. 1st Lien Term Loan, 4.75%, 05/31/19	1,500	1,513
Capsugel Holdings US Inc. Term Loan, 4.75%, 08/01/18	1,495	1,494
Ceridian Corp. Extended Term Loan, 4.43%, 05/09/17	4,000	4,011
Delta Airlines Inc. Term Loan B-1, 4.00%, 10/18/18	4,505	4,520
Dematic SA Term Loan, 5.25%, 12/28/19	1,931	1,939
Ducommun Inc. Term Loan B, 5.50%, 06/24/17	1,047	1,050
DuPont Performance Coatings Inc. Term Loan, 4.75%, 01/30/20	9,935	9,997
Earthbound Holdings III LLC Term Loan, 5.58%, 12/21/16	1,945	1,945
Emerald Expositions Holdings Inc. Term Loan, 5.50%, 06/17/20	1,990	1,995
EnergySolutions LLC Term Loan B, 6.25%, 08/10/16	1,579	1,594
Evertec Group LLC Term Loan B, 3.50%, 04/25/20	2,985	2,903
Filtration Group Corp. 1st Lien Term Loan, 4.50%, 11/14/20	3,000	3,028
Filtration Group Corp. 2nd Lien Term Loan, 8.25%, 11/14/21	1,000	1,021
FleetPride Inc. 1st Lien Term Loan, 5.25%, 11/19/19	1,931	1,905
FleetPride Inc. 2nd Lien Term Loan, 9.25%, 05/18/20	2,000	1,902
Gardner Denver Inc. Dollar Term Loan, 4.25%, 07/31/20	6,983	6,982
Generac Power Systems Inc. New Term Loan, 3.50%, 05/12/20	5,094	5,092
Genesys Term Loan, 6.75%, 01/25/19	794	788
Hamilton Sundstrand Corp. Term Loan, 4.00%, 12/13/19	7,818	7,826
Harbor Freight Tools USA Inc. New Term Loan, 3.75%, 07/26/19	990	1,001
Hertz Corp. New Term Loan, 3.00%, 03/11/18	2,339	2,335
Huntington Ingalls Industries Inc. Term Loan A, 2.75%, 03/11/16	419	419
International Lease Finance Co. New Term Loan, 3.50%, 06/30/17	3,167	3,171
KAR Auction Services Inc. Incremental Term Loan, 3.75%, 05/12/17	1,911	1,918

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
Kenan Advantage Group Inc. Term Loan, 3.75%, 06/11/16	701	701
Landmark Aviation 1st Lien Term Loan, 5.00%, 10/25/19	1,869	1,879
Landmark Aviation Term Loan, 5.00%, 10/25/19	126	127
Nortek Inc. Incremental Term Loan, 5.25%, 04/26/17	399	399
Protection One Inc. Replacement Term Loan, 4.50%, 03/16/19	500	500
Protection One Inc. Term Loan, 5.50%, 03/17/19	3,198	3,197
RBS Global Inc. and Rexnord Corp. Term Loan B, 4.00%, 08/23/20	11,541	11,565
Schaeffler AG Term Loan C, 4.25%, 02/28/20	1,340	1,349
Sedgwick CMS Holdings Inc. 1st Lien Term Loan, 4.25%, 06/08/18	3,980	4,000
Sedgwick CMS Holdings Inc. 2nd Lien Term Loan, 8.00%, 12/14/18	1,250	1,270
Sensata Technologies BV Additional Term Loan B, 3.25%, 05/12/19	731	737
Sensus Metering Systems Inc. 1st Lien Term Loan
4.75%, 05/09/17	1,710	1,712
5.75%, 05/09/17	4	4
Sequa Corp. Term Loan, 5.25%, 06/19/17	3,272	3,188
Spotless Holdings Term Loan, 8.75%, 03/22/19	333	340
Spotless Holdings Term Loan B, 5.00%, 09/27/18	2,394	2,425
Swift Transportation Co. Inc. Term Loan B-2
4.00%, 12/21/17	1,039	1,043
4.00%, 12/21/17	178	179
TNT Crane & Rigging, Inc. 1st Lien Term Loan, 5.50%, 11/27/20	3,000	2,970
Tomkins Air Distribution Term Loan, 3.25%, 11/09/18	1,931	1,940
TransDigm Inc. Term Loan C, 3.75%, 02/28/20	9,110	9,127
TransUnion LLC Incremental Term Loan, 4.25%, 02/10/19	1,000	1,005
TransUnion LLC Replacement Term Loan, 4.25%, 02/10/19	3,820	3,838
TriNet HR Corp. Term Loan B-2, 5.00%, 08/14/20	2,993	3,015
UCI International Inc. Term Loan, 5.50%, 03/23/17	1,940	1,942
Unifrax I LLC New Term Loan, 4.19%, 11/28/18	987	987
United Air Lines Inc. Term Loan, 4.00%, 04/01/19	3,980	4,000
US Airways Inc. Term Loan B-1, 4.25%, 05/22/19	2,000	2,012
WireCo WorldGroup Inc. Term Loan, 6.00%, 02/15/17	1,086	1,093
WTG Holdings III Corp. 1st Lien Term Loan, 3.75%, 01/10/21	1,000	1,003
WTG Holdings III Corp. 2nd Lien Term Loan, 7.50%, 01/10/22	500	500

		194,210

INFORMATION TECHNOLOGY - 10.2%
Activision Blizzard Inc. Term Loan B, 2.50%, 09/08/20	1,995	2,006
Aeroflex Inc. New Term Loan B, 4.50%, 11/14/19	2,538	2,557
Alcatel-Lucent USA Inc. 1st Lien Term Loan, 7.25%, 01/30/19	2,970	2,980
Ancestry.com Inc. Term Loan B, 7.00%, 03/28/18	4,139	4,148
Arris Group Inc. Term Loan, 3.25%, 02/13/20	4,205	4,187

	Shares/Par (p)	Value
Attachmate Corp. 1st Lien Term Loan, 7.25%, 11/15/17	3,865	3,934
BMC Software Finance Inc. Term Loan, 5.00%, 08/15/20	11,300	11,353
CCC Information Services Inc. New Term Loan, 4.00%, 12/20/19	993	993
CCC Information Services Inc. Term Loan
5.25%, 12/20/19	931	931
5.25%, 12/20/19	34	34
CDW LLC Incremental Term Loan, 3.50%, 04/24/20	1,000	996
CDW LLC Term Loan, 3.50%, 04/24/20	8,940	8,903
CommScope Inc. Term Loan
2.67%, 01/27/17	875	876
3.25%, 01/26/18	1,312	1,314
Compucom Systems Inc. Term Loan B, 4.25%, 05/07/20	2,990	2,983
Dell Inc. Term Loan B, 4.50%, 09/25/20	10,000	10,018
DG FastChannel Inc. Term Loan B, 5.75%, 07/31/18	2,534	2,544
Epicor Software Corp. Term Loan B, 5.00%, 05/15/18	2,405	2,414
First Data Corp. New Dollar Term Loan, 4.19%, 04/30/17	3,121	3,124
First Data Corp. New Term Loan B, 4.19%, 09/24/18	1,000	1,001
First Data Corp. Term Loan, 4.21%, 03/24/18	7,697	7,702
First Data Corp. Term Loan B-3, 5.20%, 03/24/17	7	7
Freescale Semiconductor Inc. Extended Term Loan B, 5.00%, 02/12/20	5,957	6,014
Freescale Semiconductor Inc. Term Loan B-5, 5.00%, 01/15/21	2,993	3,023
Genpact International Inc. Term Loan
4.25%, 08/17/19	1,556	1,558
4.25%, 08/17/19	925	926
Go Daddy Group Inc. Term Loan, 4.25%, 10/05/18	2,492	2,493
Go Daddy Group Inc. Term Loan B-1, 7.00%, 10/05/18	983	983
IMS Health Inc. Term Loan B
3.75%, 09/01/17	3,146	3,154
3.75%, 09/01/17	3,629	3,639
3.75%, 09/01/17	965	967
Infor Inc. Term Loan, 3.75%, 05/23/20	493	492
Infor Inc. Term Loan B-2, 5.25%, 04/05/18	4,190	4,200
Ion Trading Technologies S.A.R.L. 1st Lien Term Loan, 4.50%, 05/21/20	1,990	2,002
iPayment Inc. Term Loan B, 5.75%, 05/08/17	15	15
Kronos Inc. 1st Lien Term Loan, 5.50%, 10/25/19	2,580	2,602
Kronos Inc. Extended Term Loan, 4.50%, 10/30/19	669	674
Microsemi Corp. New Term Loan, 4.00%, 02/17/18	3,105	3,113
Microsemi Corp. Term Loan B-2, 3.50%, 02/19/20	1,000	1,004
Misys Plc Term Loan, 7.25%, 12/01/18	2,622	2,638
MoneyGram International Inc. Term Loan, 4.25%, 03/26/20	3,970	4,004
NXP Funding LLC Term Loan D, 3.25%, 01/10/20	4,000	4,005
Open Text Corp. Term Loan, 2.50%, 12/18/20	2,500	2,500
Rovi Corp. Term Loan, 3.50%, 03/29/19	1,793	1,763
Skillsoft Corp. New Term Loan, 5.00%, 05/26/17	1,581	1,591
SS&C Technologies Inc. Term Loan B-1, 3.50%, 06/10/19	1,058	1,059

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
SS&C Technologies Inc. Term Loan B-2, 3.50%, 06/10/19	109	110
SunGard Data Systems Inc. Term Loan D, 4.50%, 12/17/19	495	497
SunGard Data Systems Inc. Term Loan E, 4.00%, 03/08/20	3,938	3,963
SurveyMonkey.com LLC Term Loan, 5.50%, 02/07/19	2,978	3,000
Syniverse Holdings Inc. Term Loan B, 4.00%, 04/23/19	1,939	1,946
Transaction Network Services Inc. Initial Term Loan, 5.00%, 02/14/20	3,778	3,796
Transfirst Holdings Inc. 1st Lien Term Loan B, 6.25%, 12/27/17	645	645
Verifone Systems Inc. Term Loan A, 2.69%, 12/08/16	1,945	1,931
Verint Systems Inc. New Term Loan, 4.00%, 06/14/19	2,382	2,392
Websense Inc. 1st Lien Term Loan, 4.50%, 06/25/20	1,493	1,492
Websense Inc. 2nd Lien Term Loan, 8.25%, 12/25/20	1,500	1,496
West Corp. Term Loan B-8
3.75%, 06/30/18	3,158	3,170
3.75%, 06/30/18	1,010	1,014
WorldPay Ltd. Term Loan
4.75%, 04/26/19	2,000	2,011
4.50%, 11/17/19	500	503

		157,390

MATERIALS - 7.1%
AI Chem & Cy US AcquisCo Inc. 1st Lien Term Loan
4.50%, 06/28/19	2,644	2,666
4.50%, 06/28/19	341	344
AI Chem & Cy US AcquisCo Inc. 2nd Lien Term Loan, 8.25%, 03/28/20	250	256
Ardagh Group Term Loan, 4.25%, 12/15/19	3,100	3,115
Ascend Performance Materials LLC Term Loan B, 6.75%, 04/10/18	1,474	1,409
AZ Chem U.S. Inc. Term Loan, 7.25%, 12/19/17	1,000	1,004
Berry Plastics Corp. Term Loan D, 3.50%, 02/08/20	5	5
BWAY Holding Co. Term Loan, 4.50%, 08/31/17	3,861	3,880
Chemtura Corp. Term Loan B, 3.50%, 08/29/16	189	190
Consolidated Container Co. LLC Term Loan B, 5.00%, 07/03/19	1,975	1,985
CPG International Inc. Term Loan
5.00%, 09/30/20	8	8
5.00%, 09/30/20	2,985	2,992
Exopack Holdings SA Term Loan, 5.25%, 04/24/19	770	782
Fairmount Minerals Ltd. Term Loan B-2, 5.00%, 09/03/19	4,988	5,064
FMG Resources Pty Ltd. New Term Loan B, 4.25%, 06/30/19	11,908	12,053
General Chemical Holding New Term Loan B
5.00%, 10/06/15	1,425	1,425
5.00%, 10/06/15	4	4
Houghton International Inc. 1st Lien Term Loan, 5.25%, 12/13/19	2,277	2,277
Houghton International Inc. 2nd Lien Term Loan, 9.50%, 12/20/20	1,000	1,008
Huntsman International Additional Term Loan, 3.00%, 01/31/21	7,000	7,000

	Shares/Par (p)	Value
INEOS US Finance LLC Term Loan B, 4.00%, 05/04/18	11,398	11,426
JMC Steel Group Inc. Term Loan, 4.75%, 04/01/17	1,610	1,612
Kranson Industries Inc. Term Loan, 5.50%, 04/30/18	1,902	1,902
NewPage Corp. Term Loan, 8.75%, 11/15/18	1,980	2,021
Novelis Inc. Extended Term Loan, 3.75%, 03/10/17	2,266	2,272
Omnova Solutions Inc. Extended Term Loan, 4.25%, 05/01/18	1,940	1,946
Oxea Finance & Cy SCA Term Loan B, 4.25%, 02/01/20	3,000	3,015
PQ Corp. Extended Term Loan
4.50%, 08/07/17	114	114
4.50%, 08/07/17	3,153	3,172
Quikrete Holdings Inc. 1st Lien Term Loan, 4.00%, 09/30/20	6,000	6,021
Quikrete Holdings Inc. 2nd Lien Term Loan, 7.00%, 03/30/21	500	511
Royal Adhesives & Sealants LLC 1st Lien Term Loan, 5.50%, 07/30/18	1,984	1,999
Sealed Air Corp. Term Loan B-1, 3.00%, 11/15/18	280	280
Tamino Global Chemical Corp. Term Loan B-2, 4.25%, 02/15/19	1,576	1,581
Tank Holdings Corp. Term Loan, 4.25%, 07/06/19	1,476	1,471
TMS International Corp. Term Loan B, 4.50%, 10/17/20	2,000	2,014
Tronox Inc. Term Loan, 4.50%, 03/22/20	4,035	4,085
Univar Inc. Term Loan B
5.00%, 06/30/17	333	330
5.00%, 06/30/17	—	—
5.00%, 06/30/17	7,497	7,429
5.00%, 06/30/17	1,881	1,863
Walter Energy Inc. Term Loan B
4.00%, 03/04/18	479	469
4.00%, 03/04/18	686	672
4.00%, 03/04/18	409	401
4.00%, 03/04/18	815	798
4.00%, 04/01/18	242	237
Wilsonart LLC Incremental Term Loan, 4.00%, 10/31/19	1,000	992
Wilsonart LLC Term Loan
4.00%, 10/31/19	1,975	1,959
4.00%, 10/31/19	1,990	1,974

		110,033

TELECOMMUNICATION SERVICES - 5.2%
Avaya Inc. Term Loan B-3, 6.95%, 10/26/17	1,491	1,457
Avaya Inc. Term Loan B-5, 8.00%, 03/31/18	2,974	3,013
Consolidated Communications Inc. Term Loan B, 4.25%, 12/20/20	1,500	1,509
Crown Castle International Corp. New Term Loan B, 3.25%, 01/31/19	1,100	1,102
Crown Castle Operating Corp. New Term Loan B, 3.25%, 01/31/19	4,930	4,935
Genesys Telecom Holdings US Inc. Term Loan B, 4.50%, 11/04/20	333	334
Global Tel*Link Corp. 1st Lien Term Loan, 5.00%, 05/20/20	2,719	2,649
Global Tel*Link Corp. 2nd Lien Term Loan, 9.00%, 11/20/20	1,000	948
Hargray Communications Group Inc. 1st Lien Term Loan B, 4.75%, 06/24/19	2,985	3,000
Intelsat Jackson Holdings SA Term Loan B-2, 3.75%, 06/30/19	9,628	9,693

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
IPC Information Systems LLC 1st Lien Term Loan, 2.49%, 07/31/17	1,908	1,913
IPC Information Systems LLC Term Loan C, 7.75%, 07/31/17	988	981
Level 3 Communications Inc. Term Loan, 4.00%, 01/14/20	10,000	10,069
Level 3 Communications Inc. Term Loan B-3, 4.00%, 08/01/19	500	502
Mediacom Broadband LLC Term Loan G, 4.00%, 01/16/20	2,963	2,961
NTELOS Inc. Extended Term Loan B, 5.75%, 11/09/19	1,696	1,698
Presidio Inc. 1st Lien Term Loan, 5.75%, 03/31/17	1,629	1,631
Securus Investment Holdings LLC Term Loan, 4.75%, 04/26/20	2,993	2,960
Syniverse Holdings Inc. Term Loan, 5.00%, 04/23/19	2,400	2,402
Telesat Canada US Term Loan B, 4.25%, 03/26/19	7,919	7,935
Virgin Media Investment Holdings Ltd. Term Loan B-2, 3.50%, 02/22/20	6,000	6,009
Windstream Corp. Term Loan B-4, 3.50%, 01/23/20	2,378	2,380
Windstream Corp. Term Loan B-5, 4.00%, 08/08/19	4,694	4,695
Zayo Group LLC Term Loan B, 4.00%, 07/14/19	5,985	5,986

		80,762

UTILITIES - 0.9%
AES Corp. Replacement Term Loan, 5.00%, 06/08/18	1,517	1,526
Calpine Corp. Term Loan, 4.00%, 03/07/18	5,937	5,971
Calpine Corp. Term Loan B-1, 3.00%, 05/03/20	995	985
Calpine Corp. Term Loan B-2
4.50%, 04/01/18	1,470	1,478
3.25%, 01/03/22	995	984
Calpine Corp. Term Loan B-3, 4.50%, 10/05/19	494	497
NRG Energy Inc. Refinancing Term Loan B, 2.75%, 07/01/18	2,423	2,415
SunCoke Energy Inc. Incremental Term Loan B, 4.00%, 07/26/18	453	452

		14,308

Total Variable Rate Senior Loan Interests (cost $1,358,729)		1,363,255

SHORT TERM INVESTMENTS - 6.2%

Investment Company - 6.2%
State Street Institutional Liquid Reserves Fund, 0.06% (h)	95,049	95,049

Total Short Term Investments (cost $95,049)		95,049

Total Investments - 99.8% (cost $1,532,609)		1,539,543
Other Assets and Liabilities, Net - 0.2%		3,565

Total Net Assets - 100.0%		$1,543,108

JNL/PPM America High Yield Bond Fund (t)

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 2.1%
Ahold Lease Pass-Through Trust, 7.82%, 01/02/20 (k)	$1,135	$1,243
American Airlines Pass-Through Trust, 5.60%, 07/15/20 (r)	14,292	14,524

	Shares/Par (p)	Value
Bear Stearns Commercial Mortgage Securities Trust REMIC
5.75%, 09/11/38 (i)	1,000	1,046
5.48%, 12/11/40 (i)	6,314	5,960
Citigroup Commercial Mortgage Trust REMIC
5.71%, 12/10/49 (i)	1,905	2,099
5.71%, 12/10/49 (e) (i)	3,060	2,844
COBALT CMBS Commercial Mortgage Trust REMIC, 5.29%, 08/15/48	1,946	1,195
Continental Airlines Inc. Pass-Through Trust
6.25%, 04/11/20	2,014	2,139
5.50%, 10/29/20	2,182	2,231
Delta Air Lines Inc. Pass-Through Trust
6.38%, 01/02/16 (q)	1,000	1,063
7.75%, 12/17/19 (e)	1,097	1,273
GS Mortgage Securities Trust REMIC, 5.62%, 11/10/39	3,392	3,322
Hawaiian Airlines Pass-Through Certificates, 4.95%, 01/15/22	8,276	7,655
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC
5.04%, 10/15/42 (i)	1,623	1,655
5.46%, 01/15/49 (i)	852	880
Wachovia Bank Commercial Mortgage Trust REMIC
5.38%, 12/15/44 (i)	886	888
5.97%, 05/15/46 (i)	3,337	3,397

Total Non-U.S. Government Agency Asset- Backed Securities (cost $51,484)		53,414

CORPORATE BONDS AND NOTES - 83.8%

CONSUMER DISCRETIONARY - 22.9%
Allbritton Communications Co., 8.00%, 05/15/18	2,929	3,097
AMC Networks Inc., 4.75%, 12/15/22 (e)	6,000	5,715
American Axle & Manufacturing Inc., 5.13%, 02/15/19 (e)	1,913	1,966
American Greetings Corp., 7.38%, 12/01/21 (e)	3,934	3,944
Ascent Capital Group Inc., 4.00%, 07/15/20 (v)	2,000	2,134
Aviation Capital Group Corp., 6.75%, 04/06/21 (e) (r)	6,462	7,019
BC Mountain LLC, 7.00%, 02/01/21 (e) (r)	8,779	8,867
Beazer Homes USA Inc., 7.50%, 09/15/21 (r)	18,382	19,025
Borgata Term Loan B, 6.75%, 08/15/18 (i)	10,417	10,450
Boyd Gaming Corp., 9.00%, 07/01/20 (e)	5,273	5,774
Caesars Entertainment Operating Co. Inc.
10.75%, 02/01/16 (e)	1,000	805
10.00%, 12/15/18	2,000	960
9.00%, 02/15/20	14,000	13,615
Carmike Cinemas Inc., 7.38%, 05/15/19	1,238	1,349
CCO Holdings LLC
5.25%, 09/30/22 (e)	3,000	2,801
5.13%, 02/15/23	6,000	5,565
Chassix Inc., 9.25%, 08/01/18 (r)	5,000	5,325
Chinos Intermediate Holdings A Inc., 7.75%, 05/01/19 (e) (r) (y)	7,747	7,921
Churchill Downs Inc., 5.38%, 12/15/21 (r)	5,730	5,830
Cinemark USA Inc. Term Loan, 5.13%, 12/15/22 (e) (i)	2,966	2,870
Citycenter Holdings LLC Term Loan B, 5.00%, 10/09/20 (i)	6,818	6,912
Clear Channel Communications Inc. Term Loan, 6.95%, 01/30/19 (i)	6,000	5,722
Codere Finance Luxembourg SA, 9.25%, 02/15/19 (e) (r)	14,782	8,204
Delphi Corp.
6.13%, 05/15/21 (e)	9,098	10,087

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
5.00%, 02/15/23	3,756	3,864
DISH DBS Corp.
5.13%, 05/01/20	9,497	9,521
5.88%, 07/15/22	3,909	3,909
5.00%, 03/15/23	8,075	7,530
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 07/01/19 (r)	5,000	5,050
DreamWorks Animation SKG Inc., 6.88%, 08/15/20 (r)	8,036	8,498
Ferrellgas LP, 6.75%, 01/15/22 (r)	4,364	4,429
Ford Motor Co., 7.45%, 07/16/31 (e)	3,000	3,665
Four Seasons Hotels Limited 1st Lien Term Loan, 3.25%, 06/27/20 (i)	930	932
Four Seasons Hotels Limited 2nd Lien Term Loan, 5.25%, 12/27/20 (i)	1,935	1,979
Garda World Security Corp. Term Loan B, 4.00%, 11/05/20 (i)	1,991	1,993
General Motors Co.
3.50%, 10/02/18 (r)	5,000	5,113
4.88%, 10/02/23 (e) (r)	5,000	5,063
6.25%, 10/02/43 (r)	4,427	4,599
Gibson Brands Inc., 8.88%, 08/01/18 (r)	990	1,044
GLP Capital LP
4.38%, 11/01/18 (e) (r)	2,765	2,827
4.88%, 11/01/20 (e) (r)	3,108	3,108
5.38%, 11/01/23 (r)	2,424	2,382
Graton Economic Development Authority, 9.63%, 09/01/19 (e) (r)	5,306	6,155
Gymboree Corp., 9.13%, 12/01/18 (e)	3,000	2,764
Hanesbrands Inc., 6.38%, 12/15/20 (e)	1,100	1,202
Hilton Worldwide Finance LLC, 5.63%, 10/15/21 (e) (r)	7,000	7,262
Jaguar Land Rover Automotive Plc, 4.13%, 12/15/18 (r)	6,000	6,037
Jarden Corp., 6.13%, 11/15/22 (e)	857	917
JC Penney Corp. Inc. Term Loan, 6.00%, 05/22/18 (i)	3,413	3,334
Jo-Ann Stores Holdings Inc., 9.75%, 10/15/19 (r) (y)	6,316	6,608
KB Home
7.00%, 12/15/21 (e)	10,943	11,408
7.50%, 09/15/22	4,421	4,653
L Brands Inc., 5.63%, 10/15/23	7,000	7,105
Levi Strauss & Co.
7.63%, 05/15/20	1,812	1,989
6.88%, 05/01/22	1,053	1,158
Limited Brands Inc., 6.63%, 04/01/21	5,000	5,488
LIN Television Corp., 6.38%, 01/15/21	6,316	6,569
LKQ Corp, 4.75%, 05/15/23 (r)	1,468	1,365
Marina District Finance Co. Inc., 9.88%, 08/15/18	8,000	8,660
Meritage Homes Corp., 7.15%, 04/15/20 (r)	2,333	2,520
MGM Resorts International
11.38%, 03/01/18	2,000	2,540
8.63%, 02/01/19 (e)	5,000	5,862
6.75%, 10/01/20 (e)	4,821	5,158
6.63%, 12/15/21 (e)	3,342	3,534
Michaels FinCo Holdings LLC, 7.50%, 08/01/18 (e) (r) (y)	4,444	4,622
Michaels Stores Inc., 5.88%, 12/15/20 (e) (r)	2,235	2,246
Mohegan Tribal Gaming Authority Term Loan B, 5.50%, 11/05/19 (i)	7,650	7,760
MTR Gaming Group Inc., 11.50%, 08/01/19 (e) (y)	6,060	6,734
NAI Entertainment Holdings, 5.00%, 08/01/18 (e) (r)	1,138	1,175

	Shares/Par (p)	Value
Nara Cable Funding Ltd., 8.88%, 12/01/18 (e) (r)	180	194
NBCUniversal Enterprise Inc., 5.25%, (callable at 100 beginning 03/19/21) (m) (r)	7,626	7,550
Neiman Marcus Group Ltd. Inc., 8.75%, 10/15/21 (e) (r) (y)	15,544	16,282
New Cotai LLC, 10.63%, 05/01/19 (r) (y)	7,397	7,582
Ono Finance II Plc, 10.88%, 07/15/19 (r)	5,172	5,663
Palace Entertainment Holdings LLC, 8.88%, 04/15/17 (r)	4,667	4,667
Party City Holdings Inc. Extended Term Loan, 4.25%, 07/25/19 (i)	1,931	1,937
PC Nextco Holdings LLC, 8.75%, 08/15/19 (r) (y)	7,438	7,633
Petco Holdings Inc., 8.50%, 10/15/17 (r) (y)	9,000	9,180
Phillips-Van Heusen Corp., 7.38%, 05/15/20	320	352
PNK Finance Corp., 6.38%, 08/01/21 (r)	5,019	5,132
PVH Corp., 4.50%, 12/15/22 (e)	10,508	9,956
Radio Systems Corp., 8.38%, 11/01/19 (e) (r)	900	988
Regal Entertainment Group
9.13%, 08/15/18	1,868	2,027
5.75%, 02/01/25	1,735	1,635
Rent-A-Center Inc., 4.75%, 05/01/21	2,601	2,442
Royal Caribbean Cruises Ltd.
7.25%, 06/15/16 (e)	3,500	3,929
5.25%, 11/15/22	1,438	1,438
RSI Home Products Inc., 6.88%, 03/01/18 (r)	8,194	8,583
Sally Holdings LLC, 5.50%, 11/01/23 (e)	6,085	6,039
Schaeffler Holding Finance BV, 6.88%, 08/15/18 (e) (r) (y)	4,865	5,157
Scientific Games International Inc., 9.25%, 06/15/19 (e)	2,167	2,324
Seminole Hard Rock Entertainment Inc., 5.88%, 05/15/21 (r)	2,135	2,098
Seminole Indian Tribe of Florida, 6.54%, 10/01/20 (r)	2,000	2,190
ServiceMaster Co., 8.00%, 02/15/20	4,125	4,208
Shingle Springs Tribal Gaming Authority, 9.75%, 09/01/21 (r)	12,000	12,960
Shingle Springs Tribal Gaming Authority Term Loan, 6.25%, 06/11/16 (i)	3,176	3,188
Sirius XM Radio Inc., 5.88%, 10/01/20 (e) (r)	5,000	5,100
SIWF Merger Sub Inc., 6.25%, 06/01/21 (e) (r)	2,353	2,374
Starz LLC, 5.00%, 09/15/19 (e)	5,000	5,113
Studio City Finance Ltd., 8.50%, 12/01/20 (e) (r)	10,000	11,075
Tempur Sealy International Inc., 6.88%, 12/15/20 (e)	948	1,033
Tenneco Inc.
7.75%, 08/15/18	508	544
6.88%, 12/15/20 (e)	6,565	7,172
Toll Brothers Finance Corp., 4.00%, 12/31/18	3,332	3,390
Toys R Us Inc., 10.38%, 08/15/17 (e)	8,286	7,105
TRW Automotive Inc.
7.00%, 03/15/14 (r)	1,500	1,515
4.50%, 03/01/21 (r)	3,989	4,029
4.45%, 12/01/23 (r)	3,576	3,469
Unitymedia Hessen GmbH & Co. KG
7.50%, 03/15/19 (r)	10,000	10,875
5.50%, 01/15/23 (r)	4,000	3,880
Univision Communications Inc., 5.13%, 05/15/23 (e) (r)	8,930	8,919
Visant Corp., 10.00%, 10/01/17 (e)	4,000	3,880
WideOpenWest Finance LLC
10.25%, 07/15/19	7,500	8,325
13.38%, 10/15/19	4,000	4,630
WMG Holdings Corp., 13.75%, 10/01/19	3,000	3,570
Wolverine World Wide Inc., 6.13%, 10/15/20	6,649	7,114

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
Wynn Las Vegas LLC, 5.38%, 03/15/22 (e)	6,000	6,060
Yonkers Racing Corp. Term Loan
4.25%, 07/26/16 (i)	1,538	1,530
8.75%, 08/13/17 (i)	500	495

		592,819

CONSUMER STAPLES - 2.4%
Altria Group Inc., 10.20%, 02/06/39 (l)	322	501
Armored Autogroup Inc., 9.25%, 11/01/18 (e)	2,000	1,925
B&G Foods Inc., 4.63%, 06/01/21	2,748	2,638
BI-LO LLC, 8.63%, 09/15/18 (r) (y)	5,333	5,573
Chiquita Brands International Inc., 7.88%, 02/01/21 (r)	1,181	1,278
Hawk Acquisition Sub Inc., 4.25%, 10/15/20 (r)	12,036	11,645
Michael Foods Holding Inc., 8.50%, 07/15/18 (r) (y)	3,570	3,775
Pernod-Ricard SA, 5.75%, 04/07/21 (r)	5,368	5,910
Prestige Brands Inc., 5.38%, 12/15/21 (r)	3,878	3,917
Reynolds Group Issuer Inc., 9.88%, 08/15/19 (e)	8,130	9,045
Rite Aid Corp.
10.25%, 10/15/19	1,000	1,120
9.25%, 03/15/20	3,154	3,619
Spectrum Brands Inc, 6.75%, 03/15/20 (e)	2,239	2,410
Sun Merger Sub Inc.
5.25%, 08/01/18 (e) (r)	611	640
5.88%, 08/01/21 (e) (r)	963	987
U.S. Foods Inc., 8.50%, 06/30/19	5,968	6,535

		61,518

ENERGY - 16.2%
Access Midstream Partners LP, 4.88%, 05/15/23	5,000	4,825
Alpha Natural Resources Inc.
9.75%, 04/15/18 (e)	10,000	10,600
6.25%, 06/01/21 (e)	10,922	9,338
Alta Mesa Holdings LP, 9.63%, 10/15/18	2,632	2,816
Arch Coal Inc.
8.00%, 01/15/19 (e) (r)	3,845	3,835
9.88%, 06/15/19	6,857	6,103
7.25%, 06/15/21 (e)	9,090	6,954
Atlas Pipeline Partners LP, 6.63%, 10/01/20	2,500	2,613
Atlas Resource Escrow Corp., 9.25%, 08/15/21 (r)	8,161	8,345
Caithness Brookhaven LLC, 6.75%, 07/20/26 (f)	23,570	22,694
Calumet Specialty Products Partners LP
9.63%, 08/01/20 (e)	1,538	1,726
7.63%, 01/15/22 (r)	13,016	13,146
Chaparral Energy Inc.
9.88%, 10/01/20	3,636	4,109
8.25%, 09/01/21	3,000	3,255
7.63%, 11/15/22 (e)	4,050	4,333
Chesapeake Energy Corp.
6.13%, 02/15/21 (e)	3,000	3,217
5.75%, 03/15/23 (e)	3,420	3,523
Chesapeake Midstream Partners LP
5.88%, 04/15/21	2,177	2,319
6.13%, 07/15/22	2,780	2,975
Concho Resources Inc., 5.50%, 04/01/23 (e)	5,000	5,150
Continental Resources Inc., 4.50%, 04/15/23	7,368	7,469
DCP Midstream LLC, 5.85%, 05/21/43 (i) (r)	8,401	7,813
Denbury Resources Inc., 4.63%, 07/15/23 (e)	5,098	4,601
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 04/01/20	7,000	8,030
Energy XXI Gulf Coast Inc., 7.50%, 12/15/21 (e) (r)	6,087	6,346

	Shares/Par (p)	Value
Enterprise Products Operating LLC
8.38%, 08/01/66 (i)	860	953
7.03%, 01/15/68 (i)	3,700	4,088
EP Energy LLC, 9.38%, 05/01/20	10,967	12,653
EPE Holdings LLC, 8.13%, 12/15/17 (r) (y)	5,666	5,822
Exterran Partners LP, 6.00%, 04/01/21 (e) (r)	2,927	2,905
Gulfmark Offshore Inc., 6.38%, 03/15/22	8,435	8,498
Halcon Resources Corp.
9.75%, 07/15/20 (e) (r)	3,662	3,813
9.75%, 07/15/20 (e)	4,355	4,540
Hercules Offshore Inc.
8.75%, 07/15/21 (e) (r)	6,800	7,582
7.50%, 10/01/21 (r)	8,076	8,561
Hornbeck Offshore Services Inc., 5.00%, 03/01/21	6,000	5,880
Kinder Morgan Inc.
5.00%, 02/15/21 (r)	1,997	1,965
5.63%, 11/15/23 (r)	4,272	4,130
Legacy Reserves LP, 8.00%, 12/01/20 (r)	6,167	6,414
Lone Pine Resources Canada Ltd., 10.38%, 02/15/17 (c) (d)	3,244	973
Magnum Hunter Resources Corp., 9.75%, 05/15/20	4,760	5,141
MarkWest Energy Partners LP
6.25%, 06/15/22	1,541	1,630
4.50%, 07/15/23 (e)	3,000	2,812
Memorial Production Partners LP
7.63%, 05/01/21 (r)	6,923	7,113
7.63%, 05/01/21 (e)	1,964	2,018
Midstates Petroleum Co. Inc., 9.25%, 06/01/21 (e)	6,723	7,026
Murphy Oil USA Inc., 6.00%, 08/15/23 (r)	1,930	1,940
Newfield Exploration Co., 5.63%, 07/01/24 (e)	2,889	2,875
Offshore Group Investment Ltd., 7.13%, 04/01/23	6,452	6,581
Pacific Drilling SA, 5.38%, 06/01/20 (r)	4,014	4,034
Parker Drilling Co., 7.50%, 08/01/20 (r)	3,419	3,590
Penn Virginia Corp.
7.25%, 04/15/19 (e)	2,306	2,364
8.50%, 05/01/20	9,254	9,948
Penn Virginia Resource Partners LP
8.25%, 04/15/18 (e)	9,500	10,070
8.38%, 06/01/20	2,929	3,229
6.50%, 05/15/21 (r)	7,022	7,268
Petrobras Global Finance BV, 3.00%, 01/15/19 (e)	4,286	4,009
Petroleum Geo-Services ASA, 7.38%, 12/15/18 (e) (r)	4,235	4,510
Petroplus Finance Ltd., 9.38%, 09/15/19 (c) (d) (r)	2,179	708
PetroQuest Energy Inc., 10.00%, 09/01/17	5,000	5,187
Plains Exploration & Production Co., 6.88%, 02/15/23	12,000	13,380
Precision Drilling Corp., 6.63%, 11/15/20 (e)	3,000	3,202
Quicksilver Resources Inc., 11.00%, 07/01/21 (r)	14,000	15,190
Regency Energy Partners LP, 4.50%, 11/01/23	4,935	4,491
Rosetta Resources Inc., 5.88%, 06/01/22	12,341	12,248
SandRidge Energy Inc.
8.75%, 01/15/20	1,275	1,374
8.13%, 10/15/22 (e)	5,000	5,300
Seadrill Ltd., 5.63%, 09/15/17 (r)	11,257	11,651
SemGroup LP, 7.50%, 06/15/21 (r)	3,125	3,305
Stone Energy Corp., 7.50%, 11/15/22	11,364	11,875
Tesoro Logistics LP, 6.13%, 10/15/21	4,000	4,120
W&T Offshore Inc., 8.50%, 06/15/19	6,050	6,398

		419,499

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
FINANCIALS 7.4%
Abengoa Finance SAU, 8.88%, 11/01/17 (e) (r)	6,483	6,969
Allstate Corp., 5.75%, 08/15/53 (e) (i)	10,808	10,889
Ally Financial Inc.
3.13%, 01/15/16 (e)	6,667	6,814
3.50%, 07/18/16	6,000	6,191
2.75%, 01/30/17 (e)	12,000	12,045
4.75%, 09/10/18	7,500	7,847
7.50%, 09/15/20 (e)	5,000	5,825
Alphabet Holding Co. Inc., 7.75%, 11/01/17 (r) (y)	2,943	3,035
American Tower Corp., 3.40%, 02/15/19	5,128	5,218
Asurion LLC Incremental Term Loan, 3.50%, 05/26/17 (i)	2,265	2,220
Bank of America Corp., 5.20%, (callable at 100 beginning 06/01/23) (i) (m)	8,333	7,333
Barclays Plc, 8.25%, (callable at 100 beginning 12/15/18) (i) (m)	8,000	8,260
Citigroup Inc.
5.90% (callable at 100 beginning 02/15/23) (i) (m)	5,000	4,675
5.95% (callable at 100 beginning 01/30/23) (i) (m)	4,000	3,701
Denver Parent Corp., 12.25%, 08/15/18 (r) (y)	6,600	6,435
Fifth Third Bancorp, 5.10%, (callable at 100 beginning 06/30/23) (i) (m)	9,435	8,350
Ford Motor Credit Co. LLC, 5.00%, 05/15/18	6,098	6,789
General Electric Capital Corp., 6.25%, (callable at 100 beginning 12/15/22) (i) (m)	15,001	15,489
Genworth Financial Inc., 4.80%, 02/15/24	8,595	8,476
International Lease Finance Corp.
8.63%, 09/15/15	2,988	3,317
8.25%, 12/15/20 (e)	3,003	3,514
8.63%, 01/15/22	3,000	3,541
Liberty Mutual Group Inc.
4.95%, 05/01/22 (r)	4,000	4,130
7.80%, 03/15/37 (i) (r)	2,300	2,472
Milestone Aviation Group LLC, 8.63%, 12/15/17 (q)	6,000	6,390
MPH Intermediate Holding Co. 2, 8.38%, 08/01/18 (r) (y)	2,789	2,901
National Rural Utilities Cooperative Finance Corp., 4.75%, 04/30/43 (i)	10,165	9,466
Opal Acquisition Inc., 8.88%, 12/15/21 (r)	6,000	5,970
PNC Financial Services Group Inc., 4.85%, (callable at 100 beginning 06/01/23) (i) (m)	2,907	2,603
Toys R Us Property Co. I LLC Term Loan, 6.00%, 08/02/16 (i)	6,538	6,283
Washington Mutual Bank, 0.00%, 06/15/11 (c) (d) (f)	1,500	3
WEA Finance LLC, 6.75%, 09/02/19 (r)	2,694	3,201

		190,352

HEALTH CARE - 6.0%
Biomet Inc., 6.50%, 08/01/20 (e)	4,511	4,736
Capsugel SA, 7.00%, 05/15/19 (r) (y)	3,717	3,787
CFR International SpA, 5.13%, 12/06/22 (r)	2,462	2,258
Community Health Systems Inc., 8.00%, 11/15/19	7,294	7,914
DJO Finance LLC
7.75%, 04/15/18 (e)	3,921	3,990
9.88%, 04/15/18 (e)	1,600	1,720
Endo Finance Co., 5.75%, 01/15/22 (e) (r)	4,947	4,972
Endo Pharmaceuticals Holdings Inc. Term Loan B, 4.00%, 12/11/20 (i)	2,034	2,038
Envision Acquisition Co. 2nd Lien Term Loan, 8.75%, 11/19/17 (i)	3,310	3,343

	Shares/Par (p)	Value
Forest Laboratories Inc., 5.00%, 12/15/21 (r)	8,050	8,080
Fresenius Medical Care US Finance Inc.
6.50%, 09/15/18 (r)	2,300	2,599
5.75%, 02/15/21 (e) (r)	3,667	3,887
HCA Holdings Inc., 6.25%, 02/15/21 (e)	2,678	2,802
HCA Inc.
5.75%, 03/15/14	3,561	3,593
6.50%, 02/15/16 (e)	4,000	4,375
6.50%, 02/15/20	6,571	7,220
7.50%, 02/15/22	3,000	3,292
5.88%, 05/01/23 (e)	6,000	5,925
HealthSouth Corp., 5.75%, 11/01/24 (e)	5,143	5,079
IASIS Healthcare LLC, 8.38%, 05/15/19 (e)	6,800	7,208
Immucor Inc., 11.13%, 08/15/19	2,400	2,700
Omnicare Inc., 7.75%, 06/01/20 (e)	2,032	2,250
Phibro Animal Health Corp., 9.25%, 07/01/18 (r)	2,260	2,407
Physio-Control International Inc., 9.88%, 01/15/19 (r)	3,420	3,830
Pinnacle Merger Sub Inc., 9.50%, 10/01/23 (r)	10,295	10,964
Radnet Management Inc., 10.38%, 04/01/18 (e)	5,000	4,987
Res-Care Inc., 10.75%, 01/15/19	3,555	3,982
Tenet Healthcare Corp.
6.00%, 10/01/20 (e) (r)	2,281	2,381
8.13%, 04/01/22	7,855	8,464
Thermo Fisher Scientific Inc.
4.15%, 02/01/24	1,875	1,854
5.30%, 02/01/44	1,359	1,369
Valeant Pharmaceuticals International Inc.
6.75%, 08/15/18 (r)	3,733	4,102
7.50%, 07/15/21 (r)	12,586	13,813
5.63%, 12/01/21 (r)	4,183	4,204

		156,125

INDUSTRIALS - 8.9%
Abengoa Finance SAU, 7.75%, 02/01/20 (e) (r)	6,434	6,627
ADS Waste Holdings Inc., 8.25%, 10/01/20	5,263	5,710
Ahern Rentals Inc, 9.50%, 06/15/18 (e) (r)	5,392	5,837
Aircastle Ltd.
9.75%, 08/01/18	6,000	6,555
4.63%, 12/15/18	5,451	5,492
6.25%, 12/01/19 (e)	6,155	6,593
Algeco Scotsman Global Finance Plc, 10.75%, 10/15/19 (e) (r)	16,000	16,880
Algeco Scotsman Global Finance Plc Term Loan, 15.75%, 05/10/18 (i) (y)	7,648	7,896
Alliant Techsystems Inc., 5.25%, 10/01/21 (r)	8,069	8,089
BC Luxco 1 SA, 7.38%, 01/29/20 (r)	3,818	3,532
Bombardier Inc.
4.25%, 01/15/16 (e) (r)	3,000	3,135
7.50%, 03/15/18 (e) (r)	2,730	3,105
6.13%, 01/15/23 (r)	7,604	7,547
Cleaver-Brooks Inc., 8.75%, 12/15/19 (r)	2,619	2,842
CTP Transportation Products LLC, 8.25%, 12/15/19 (r)	3,925	4,092
Dematic SA, 7.75%, 12/15/20 (r)	2,500	2,656
Ducommun Inc., 9.75%, 07/15/18	5,081	5,653
Dynacast International LLC, 9.25%, 07/15/19	4,000	4,410
EnergySolutions Inc., 10.75%, 08/15/18	8,988	9,595
Florida East Coast Railway Corp., 10.50%, 08/01/17 (y)	3,303	3,402
HDTFS Inc., 6.25%, 10/15/22 (e)	4,327	4,468
International Lease Finance Corp., 4.63%, 04/15/21	9,897	9,452
Jack Cooper Finance Co., 9.25%, 06/01/20 (r)	2,866	3,088
MasTec Inc., 4.88%, 03/15/23	5,966	5,638
Meritor Inc., 6.75%, 06/15/21 (e)	12,718	12,972

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
Monitronics International Inc., 9.13%, 04/01/20 (e)	10,195	10,807
Mustang Merger Corp., 8.50%, 08/15/21 (r)	5,760	6,221
Owens Corning, 9.00%, 06/15/19	233	287
ServiceMaster Co., 7.00%, 08/15/20	6,317	6,262
Spirit Aerosystems Inc., 7.50%, 10/01/17	485	504
Spotless Holdings Term Loan, 8.75%, 01/15/22 (i)	1,000	1,020
Spotless Holdings Term Loan B, 5.00%, 05/15/28 (i)	2,873	2,910
TransUnion Holding Co. Inc., 9.63%, 06/15/18 (y)	2,838	3,051
Trinseo Materials Operating SCA, 8.75%, 02/01/19 (e) (r)	6,000	6,195
United Continental Holdings Inc.
8.00%, 07/15/24 (e)	3,000	3,009
6.00%, 07/15/26	9,222	7,931
6.00%, 07/15/28	9,952	8,384
US Airways Group Inc., 6.13%, 06/01/18 (e)	3,000	3,022
Watco Cos. LLC, 6.38%, 04/01/23 (r)	2,022	2,002
Welltec A/S, 8.00%, 02/01/19 (r)	7,429	7,875
WESCO Distribution Inc., 5.38%, 12/15/21 (r)	5,000	5,000

		229,746

INFORMATION TECHNOLOGY - 3.8%
Ancestry.com Inc.
9.63%, 10/15/18 (q) (y)	7,456	7,717
11.00%, 12/15/20	7,000	8,120
BMC Software Finance Inc., 8.13%, 07/15/21 (r)	4,000	4,120
Equinix Inc., 7.00%, 07/15/21 (e)	5,250	5,736
First Data Corp.
11.25%, 03/31/16	2,511	2,517
10.63%, 06/15/21 (r)	2,546	2,759
11.75%, 08/15/21 (r)	1,906	2,011
11.75%, 08/15/21 (r)	21,462	22,642
Freescale Semiconductor Inc., 6.00%, 01/15/22 (e) (r)	6,000	6,075
Interface Security Systems Holdings Inc., 9.25%, 01/15/18 (r)	6,833	7,072
NXP BV
5.75%, 02/15/21 (r)	1,625	1,698
5.75%, 03/15/23 (r)	1,932	1,966
Seagate HDD Cayman, 4.75%, 06/01/23 (r)	4,000	3,740
Sensata Technologies BV, 6.50%, 05/15/19 (r)	1,879	2,015
ViaSat Inc., 6.88%, 06/15/20	19,319	20,430

		98,618

MATERIALS - 7.9%
American Rock Salt Co. LLC, 8.25%, 05/01/18 (r)	2,000	2,015
Aperam, 7.38%, 04/01/16 (r)	3,000	3,083
Appvion Inc., 9.00%, 06/01/20 (q)	6,000	6,060
ARD Finance SA, 11.13%, 06/01/18 (e) (r) (y)	3,529	3,776
Ashland Inc.
4.75%, 08/15/22	2,129	2,023
6.88%, 05/15/43	3,646	3,446
Ball Corp., 4.00%, 11/15/23 (e)	7,000	6,265
Barrick Gold Corp., 4.10%, 05/01/23 (e)	6,980	6,299
Boart Longyear Management Pty Ltd., 10.00%, 10/01/18 (r)	14,312	14,777
BOE Intermediate Holding Corp., 9.00%, 11/01/17 (r) (y)	6,759	7,046
BOE Merger Corp., 9.50%, 11/01/17 (r) (y)	4,000	4,250
Cemex Espana Luxembourg, 9.25%, 05/12/20 (r)	4,821	5,291
Cemex Finance LLC, 9.38%, 10/12/22 (r)	3,011	3,395

	Shares/Par (p)	Value
Cemex SAB de CV
9.50%, 06/15/18 (r)	1,552	1,762
6.50%, 12/10/19 (e) (r)	9,791	10,114
7.25%, 01/15/21 (r)	13,228	13,691
Crown Americas LLC, 6.25%, 02/01/21 (e)	6,176	6,701
Ferrexpo Finance Plc, 7.88%, 04/07/16 (r)	3,000	2,910
FMG Resources August 2006 Pty Ltd.
8.25%, 11/01/19 (e) (r)	10,859	12,189
6.88%, 04/01/22 (e) (r)	6,500	7,085
Hexion Specialty Chemicals Inc., 9.20%, 03/15/21	2,165	2,078
Lafarge SA, 7.13%, 07/15/36 (e)	2,712	2,827
LYB International Finance BV, 4.00%, 07/15/23	1,699	1,674
Momentive Performance Materials Inc., 9.00%, 01/15/21 (e)	11,607	10,185
Norbord Inc., 5.38%, 12/01/20 (r)	5,294	5,261
Orion Engineered Carbons Finance & Co. SCA, 9.25%, 08/01/19 (r) (y)	5,476	5,722
Owens-Illinois Inc., 7.80%, 05/15/18 (e)	2,000	2,310
Rain CII Carbon LLC, 8.25%, 01/15/21 (r)	8,042	8,203
Rock-Tenn Co., 3.50%, 03/01/20	3,354	3,295
Rockwood Specialties Group Inc., 4.63%, 10/15/20	5,848	5,972
Samarco Mineracao SA, 5.75%, 10/24/23 (r)	4,145	4,104
Sealed Air Corp.
8.13%, 09/15/19 (r)	1,190	1,336
8.38%, 09/15/21 (r)	1,017	1,154
Tekni-Plex Inc., 9.75%, 06/01/19 (r)	5,739	6,514
TPC Group Inc., 8.75%, 12/15/20 (r)	5,255	5,584
Verso Paper Holdings LLC, 11.75%, 01/15/19	2,821	2,990
Xstrata Finance Canada Ltd.
2.05%, 10/23/15 (r)	7,447	7,542
4.25%, 10/25/22 (r)	5,239	4,988

		203,917

TELECOMMUNICATION SERVICES - 6.6%
CenturyLink Inc., 6.75%, 12/01/23	4,700	4,759
Cincinnati Bell Inc.
8.75%, 03/15/18 (e)	4,403	4,623
8.38%, 10/15/20	8,000	8,660
Clearwire Communications LLC, 14.75%, 12/01/16 (r)	1,000	1,363
Consolidated Communications Finance Co., 10.88%, 06/01/20	5,538	6,383
Frontier Communications Corp.
8.50%, 04/15/20	5,718	6,404
9.25%, 07/01/21	3,000	3,457
8.75%, 04/15/22	1,295	1,437
7.63%, 04/15/24 (e)	1,968	1,963
9.00%, 08/15/31 (e)	7,429	7,355
Inmarsat Finance Plc, 7.38%, 12/01/17 (e) (r)	2,539	2,641
Intelsat Jackson Holdings SA, 6.63%, 12/15/22 (e) (r) (y)	15,000	15,450
Intelsat Luxembourg SA, 7.75%, 06/01/21 (r)	3,825	4,102
Lynx II Corp., 6.38%, 04/15/23 (e) (r)	3,000	3,052
PAETEC Holding Corp., 9.88%, 12/01/18	6,710	7,498
Sprint Capital Corp., 6.88%, 11/15/28	12,266	11,561
Sprint Corp., 7.13%, 06/15/24 (r)	12,000	12,180
Sprint Nextel Corp.
7.00%, 03/01/20 (e) (r)	2,553	2,847
11.50%, 11/15/21	4,000	5,240
6.00%, 11/15/22 (e)	6,000	5,850
T-Mobile USA Inc.
6.54%, 04/28/20 (e)	3,073	3,273
6.63%, 04/28/21 (e)	1,927	2,033
6.13%, 01/15/22	4,549	4,629
6.84%, 04/28/23 (e)	654	679
6.50%, 01/15/24	5,000	5,062

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
UPC Holding BV, 9.88%, 04/15/18 (r)	1,573	1,687
Verizon Communications Inc.
5.15%, 09/15/23	12,500	13,400
6.55%, 09/15/43	10,631	12,397
Wind Acquisition Finance SA
7.25%, 02/15/18 (e) (r)	5,854	6,161
7.25%, 02/15/18 (r)	3,146	3,295

		169,441

UTILITIES - 1.7%
AES Corp.
9.75%, 04/15/16	1,355	1,596
8.00%, 10/15/17 (e)	2,000	2,350
8.00%, 06/01/20 (e)	2,000	2,340
7.38%, 07/01/21	3,367	3,796
4.88%, 05/15/23	987	923
CMS Energy Corp., 6.55%, 07/17/17	1,500	1,718
Duquesne Light Holdings Inc., 5.90%, 12/01/21 (r)	5,555	6,096
Energy Future Intermediate Holding Co. LLC, 10.00%, 12/01/20	10,000	10,625
FirstEnergy Corp., 4.25%, 03/15/23 (l)	1,005	935
Ipalco Enterprises Inc., 5.00%, 05/01/18	1,898	1,988
Puget Energy Inc.
6.00%, 09/01/21	4,669	5,215
5.63%, 07/15/22	5,818	6,319

		43,901

Total Corporate Bonds and Notes (cost $2,105,734)		2,165,936

COMMON STOCKS - 5.3%

CONSUMER DISCRETIONARY - 0.9%
AMC Entertainment Holdings Inc - Class A (c)	500	10,275
DISH Network Corp. - Class A (c)	170	9,846
Home Interior Gift Inc. (c) (f)	429	—
Sally Beauty Holdings Inc. (c)	100	3,023

		23,144

CONSUMER STAPLES - 0.3%
B&G Foods Inc.	220	7,460

ENERGY - 0.6%
BreitBurn Energy Partners LP	160	3,254
Kinder Morgan Energy Partners LP	46	3,681
Linn Energy LLC	80	2,463
MarkWest Energy Partners LP	80	5,291
Martin Midstream Partners LP	16	699

		15,388

FINANCIALS - 1.3%
Hartford Financial Services Group Inc.	265	9,601
JPMorgan Chase & Co.	145	8,480
Royal Bank of Scotland Group Plc - ADR (c) (e)	400	4,532
Wells Fargo & Co.	225	10,215

		32,828

HEALTH CARE - 0.3%
DaVita HealthCare Partners Inc. (c)	80	5,070
Hologic Inc. (c)	90	2,011

		7,081

INDUSTRIALS - 0.7%
ADT Corp. (e)	165	6,678
Boeing Co.	15	2,047
Builders FirstSource Inc. (c)	570	4,070
Nielsen Holdings NV	150	6,883

		19,678

	Shares/Par (p)	Value
INFORMATION TECHNOLOGY - 0.1%
EchoStar Corp. - Class A (c)	60	2,983
New Cotai LLC (c) (f)	—	688

		3,671

MATERIALS - 0.5%
Freeport-McMoRan Copper & Gold Inc.	170	6,416
LyondellBasell Industries NV - Class A	80	6,422

		12,838

TELECOMMUNICATION SERVICES - 0.4%
Intelsat SA (c)	260	5,861
Windstream Holdings Inc. (e)	440	3,511

		9,372

UTILITIES - 0.2%
Northeast Utilities	150	6,358

Total Common Stocks (cost $109,740)		137,818

PREFERRED STOCKS - 2.8%

ENERGY - 0.4%
NuStar Logistics LP, 7.63% (e)	388	9,883

FINANCIALS - 2.4%
Allstate Corp., 5.10%	46	1,109
Ally Financial Inc., 7.00%, (callable at 1,000 beginning 02/10/14) (m) (r)	1	968
Federal Home Loan Mortgage Corp., 8.38%, (callable at 25 beginning 12/31/17), Series Z (c) (d) (m)	50	449
Federal National Mortgage Association, 8.25%, (callable at 25 beginning 02/12/14), Series T (c) (d) (e) (m)	40	404
Federal National Mortgage Association, 8.25%, (callable at 25 beginning 12/31/15), Series S (c) (d) (m)	19	166
Goldman Sachs Group Inc., 5.50%, (callable at 25 beginning 05/10/23) (e) (m)	528	11,769
PNC Financial Services Group Inc., 6.13%, (callable at 25 beginning 05/01/22), Series P (m)	310	7,827
Synovus Financial Corp., 7.88%, (callable at 25 beginning 08/01/18) (e) (m)	200	5,410
Wells Fargo & Co., 5.85%, (callable at 25 beginning 09/15/23) (e) (m)	487	11,479
Wells Fargo & Co., 6.63%, (callable at 25 beginning 03/15/24) (m)	867	22,299

		61,880

Total Preferred Stocks (cost $73,762)		71,763

TRUST PREFERREDS - 0.1%

FINANCIALS - 0.1%
Citigroup Capital XIII, 7.88%, (callable at 25 beginning 10/30/15)	95	2,589

Total Trust Preferreds (cost $2,430)		2,589

INVESTMENT COMPANIES - 0.6%
Eaton Vance Senior Floating-Rate Trust	150	2,259
Invesco Senior Income Trust	407	2,051
Kayne Anderson MLP Investment Co.	199	7,937
PIMCO Floating Rate Strategy Fund	267	2,653

Total Investment Companies (cost $12,178)		14,900

OTHER EQUITY INTERESTS - 0.8%
Dynegy Holdings LLC, 7.75%, 06/01/19 (f) (u)	3,500	—

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
GenOn Energy Inc., 9.88%, 10/15/20 (e) (u)	6,813	7,562
Stone Container Finance Co. of Canada II, 7.38%, 07/15/14 (c) (f) (u)	1,375	—
United Rentals North America Inc., 7.63%, 04/15/22 (u)	6,372	7,081
United Rentals North America Inc., 6.13%, 06/15/23 (e) (u)	5,000	5,075
Wind Acquisition Finance SA, 11.75%, 07/15/17 (e) (r) (u)	1,113	1,184

Total Other Equity Interests (cost $19,612)		20,902

SHORT TERM INVESTMENTS - 14.7%

Investment Companies - 2.9%
JNL Money Market Fund, 0.01% (a) (h)	76,390	76,390

Securities Lending Collateral - 11.8%
Securities Lending Cash Collateral Fund LLC, 0.22% (a) (h)	305,909	305,909

Total Short Term Investments (cost $382,299)		382,299

Total Investments - 110.2% (cost $2,757,239)		2,849,621
Other Assets and Liabilities, Net - (10.2%)		(264,796)

Total Net Assets - 100.0%		$2,585,335

JNL/T. Rowe Price Established Growth Fund

COMMON STOCKS - 98.3%

CONSUMER DISCRETIONARY - 27.3%
Amazon.com Inc. (c)	573	$228,546
AutoZone Inc. (c)	75	35,941
Carmax Inc. (c)	535	25,156
Carnival Plc	530	21,932
Charter Communications Inc. - Class A (c)	92	12,541
Chipotle Mexican Grill Inc. - Class A (c)	98	52,266
Ctrip.com International Ltd. - ADR (c)	365	18,101
D.R. Horton Inc.	726	16,213
Discovery Communications Inc. - Class C (c)	240	20,126
Dollar Tree Inc. (c)	189	10,669
Harley-Davidson Inc.	279	19,332
Home Depot Inc.	983	80,957
Las Vegas Sands Corp.	672	52,969
Lennar Corp. - Class A	413	16,326
Lowe’s Cos. Inc.	792	39,219
Lululemon Athletica Inc. (c) (e)	48	2,822
Marriott International Inc. - Class A	272	13,435
MGM Resorts International (c)	1,030	24,217
Netflix Inc. (c)	117	43,039
Nike Inc. - Class B	306	24,064
Prada SpA (e)	1,575	14,070
Priceline.com Inc. (c)	112	129,975
Ross Stores Inc.	269	20,149
Starbucks Corp.	977	76,603
Starwood Hotels & Resorts Worldwide Inc.	379	30,127
Tesla Motors Inc. (c) (e)	113	17,018
Tractor Supply Co.	407	31,575
TripAdvisor Inc. (c)	243	20,111
Twenty-First Century Fox Inc. - Class A	748	26,297
Under Armour Inc. - Class A (c) (e)	305	26,626
Walt Disney Co.	356	27,206
Wynn Macau Ltd.	4,339	19,723

		1,197,351

CONSUMER STAPLES - 4.1%
Costco Wholesale Corp.	242	28,777
CVS Caremark Corp.	631	45,175

	Shares/Par (p)	Value
Green Mountain Coffee Roasters Inc. (c) (e)	129	9,727
Monster Beverage Corp. (c)	195	13,188
Nestle SA	187	13,695
PepsiCo Inc.	239	19,848
Procter & Gamble Co.	146	11,845
Whole Foods Market Inc.	648	37,488

		179,743

ENERGY - 4.7%
Antero Resources Corp. (c)	50	3,172
Cabot Oil & Gas Corp. - Class A	677	26,256
Concho Resources Inc. (c)	176	19,051
EOG Resources Inc.	117	19,621
EQT Corp.	209	18,791
FMC Technologies Inc. (c)	311	16,211
Pioneer Natural Resources Co.	251	46,165
Range Resources Corp.	405	34,137
Schlumberger Ltd.	247	22,212

		205,616

FINANCIALS - 5.5%
Affiliated Managers Group Inc. (c)	76	16,418
American Express Co.	511	46,381
American Tower Corp.	1,004	80,164
BlackRock Inc.	76	23,989
Franklin Resources Inc.	265	15,310
IntercontinentalExchange Group Inc	73	16,442
Invesco Ltd.	604	21,982
TD Ameritrade Holding Corp.	624	19,119

		239,805

HEALTH CARE - 11.5%
Alexion Pharmaceuticals Inc. (c)	191	25,388
Biogen Idec Inc. (c)	276	77,183
Celgene Corp. (c)	284	47,968
Gilead Sciences Inc. (c)	1,607	120,732
Idexx Laboratories Inc. (c) (e)	186	19,732
Incyte Corp. (c)	292	14,774
McKesson Corp.	463	74,760
Novo-Nordisk A/S	62	11,405
Pharmacyclics Inc. (c)	134	14,153
Regeneron Pharmaceuticals Inc. (c)	71	19,487
Stryker Corp.	151	11,361
UnitedHealth Group Inc.	228	17,161
Valeant Pharmaceuticals International Inc. (c)	331	38,906
Vertex Pharmaceuticals Inc. (c)	175	12,968

		505,978

INDUSTRIALS - 12.2%
Boeing Co.	506	68,996
Danaher Corp.	1,259	97,172
Delta Air Lines Inc.	545	14,957
Fastenal Co.	913	43,353
Flowserve Corp.	192	15,104
JB Hunt Transport Services Inc.	164	12,708
Kansas City Southern	407	50,374
Precision Castparts Corp.	350	94,336
Roper Industries Inc.	310	42,935
Union Pacific Corp.	125	20,916
United Continental Holdings Inc. (c)	491	18,561
United Parcel Service Inc. - Class B	294	30,915
Wabtec Corp.	215	15,968
WW Grainger Inc.	39	9,910

		536,205

INFORMATION TECHNOLOGY - 26.4%
Akamai Technologies Inc. (c)	267	12,611
Alliance Data Systems Corp. (c) (e)	72	18,905
Apple Inc.	223	124,958

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
Baidu.com - ADR - Class A (c)	300	53,293
Cognizant Technology Solutions Corp. - Class A (c)	386	38,948
Concur Technologies Inc. (c) (e)	119	12,237
eBay Inc. (c)	965	52,941
Facebook Inc. - Class A (c)	441	24,100
Fiserv Inc. (c)	302	17,857
Google Inc. - Class A (c)	239	267,738
Juniper Networks Inc. (c)	522	11,784
LinkedIn Corp. (c)	137	29,662
MasterCard Inc. - Class A	159	132,420
NetSuite Inc. (c)	123	12,620
NHN Corp.	37	25,813
QUALCOMM Inc.	745	55,331
Red Hat Inc. (c)	327	18,347
Salesforce.com Inc. (c)	883	48,722
ServiceNow Inc. (c) (e)	375	20,993
Tencent Holdings Ltd.	257	16,468
Twitter Inc (c) (e)	89	5,639
Twitter Inc. (c) (f) (q)	326	19,724
Visa Inc. - Class A	549	122,185
Workday Inc. - Class A (c)	167	13,871

		1,157,167

MATERIALS - 3.4%
Ecolab Inc.	430	44,805
FMC Corp.	201	15,130
Martin Marietta Materials Inc.	131	13,042
Praxair Inc.	271	35,199
Sherwin-Williams Co.	224	41,067

		149,243

TELECOMMUNICATION SERVICES - 3.2%
Crown Castle International Corp. (c)	1,348	98,961
SBA Communications Corp. (c)	207	18,624
SoftBank Corp.	244	21,429

		139,014

Total Common Stocks (cost $2, 849,773)		4,310,122

PREFERRED STOCKS - 0.0%

INFORMATION TECHNOLOGY - 0.0%
LivingSocial, Series F (c) (f) (q) (v)	154	97

Total Preferred Stocks (cost $1,185)		97

SHORT TERM INVESTMENTS - 3.2%

Investment Companies - 1.8%
JNL Money Market Fund, 0.01% (a) (h)	2,001	2,001
T. Rowe Price Reserves Investment Fund, 0.05% (a) (h)	76,729	76,729

		78,730

Securities Lending Collateral - 1.4%
Securities Lending Cash Collateral Fund LLC, 0.22% (a) (h)	59,770	59,770

Total Short Term Investments (cost $138,500)		138,500

Total Investments - 101.5% (cost $2,989,458)		4,448,719
Other Assets and Liabilities, Net - (1.5%)		(66,678)

Total Net Assets - 100.0%		$4,382,041

	Shares/Par (p)	Value
JNL/T. Rowe Price Mid-Cap Growth Fund

COMMON STOCKS - 94.7%

CONSUMER DISCRETIONARY - 16.6%
Aimia Inc.	100	$1,835
ARAMARK Holdings Corp. (c)	267	6,988
AutoZone Inc. (c)	55	26,287
Carmax Inc. (c)	793	37,287
Charter Communications Inc. - Class A (c)	192	26,258
Chipotle Mexican Grill Inc. - Class A (c)	27	14,385
Choice Hotels International Inc. (e)	287	14,095
Coach Inc.	246	13,808
Discovery Communications Inc. - Class C (c)	82	6,877
Dollar General Corp. (c)	492	29,677
Dollar Tree Inc. (c)	355	20,029
DSW Inc. - Class A	434	18,536
Extended Stay America Inc. (c)	90	2,363
Groupon Inc. - Class A (c)	1,307	15,383
Harley-Davidson Inc.	274	18,972
Harman International Industries Inc.	199	16,288
Kohl’s Corp.	209	11,861
L Brands Inc.	165	10,205
Marriott International Inc. - Class A	437	21,570
Netflix Inc. (c)	41	15,095
Norwegian Cruise Line Holdings Ltd. (c)	603	21,388
O’Reilly Automotive Inc. (c)	192	24,712
Panera Bread Co. - Class A (c)	46	8,128
Tesla Motors Inc. (c) (e)	48	7,218
Tim Hortons Inc.	256	14,945
TripAdvisor Inc. (c)	66	5,467
WABCO Holdings Inc. (c)	170	15,880
zulily Inc. - Class A (c) (e)	36	1,492

		427,029

CONSUMER STAPLES - 3.3%
Dean Foods Co. (c)	543	9,334
Green Mountain Coffee Roasters Inc. (c) (e)	122	9,221
Rite Aid Corp. (c)	1,973	9,983
Sprouts Farmers Market Inc. (c)	28	1,076
The Fresh Market Inc. (c)	109	4,415
TreeHouse Foods Inc. (c)	219	15,094
WhiteWave Foods Co. - Class A (c)	861	19,751
Whole Foods Market Inc.	275	15,903

		84,777

ENERGY - 5.7%
Antero Resources Corp. (c)	46	2,918
Concho Resources Inc. (c)	136	14,688
CONSOL Energy Inc.	410	15,596
EQT Corp.	383	34,386
Pioneer Natural Resources Co.	87	16,014
Range Resources Corp.	356	30,014
SM Energy Co.	386	32,081

		145,697

FINANCIALS - 7.5%
CBOE Holdings Inc.	418	21,719
Charles Schwab Corp.	215	5,590
Fidelity National Financial Inc. - Class A	1,037	33,651
HCC Insurance Holdings Inc.	437	20,163
IntercontinentalExchange Group Inc	79	17,769
Jones Lang LaSalle Inc.	189	19,352
MSCI Inc. - Class A (c)	391	17,094
Progressive Corp.	714	19,471
TD Ameritrade Holding Corp.	770	23,593
Willis Group Holdings Plc	315	14,115

		192,517

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
HEALTH CARE - 17.3%
Agilent Technologies Inc.	463	26,479
Alexion Pharmaceuticals Inc. (c)	109	14,504
Alkermes Plc (c)	573	23,298
Alnylam Pharmaceuticals Inc. (c)	111	7,141
Bruker Corp. (c)	821	16,231
CareFusion Corp. (c)	684	27,237
Catamaran Corp. (c)	31	1,472
Cooper Cos. Inc.	153	18,947
Covance Inc. (c)	329	28,972
Cubist Pharmaceuticals Inc. (c)	94	6,474
Dentsply International Inc.	656	31,803
Envision Healthcare Holdings Inc. (c)	225	7,992
Henry Schein Inc. (c)	219	25,023
Hospira Inc. (c)	394	16,264
Idexx Laboratories Inc. (c)	232	24,678
Illumina Inc. (c) (e)	142	15,708
Incyte Corp. (c)	248	12,556
Laboratory Corp. of America Holdings (c)	277	25,309
MEDNAX Inc. (c)	274	14,626
Mettler-Toledo International Inc. (c)	25	6,065
Pharmacyclics Inc. (c)	82	8,674
Puma Biotechnology Inc. (c) (e)	54	5,591
Regeneron Pharmaceuticals Inc. (c)	60	16,514
Sirona Dental Systems Inc. (c)	55	3,861
Teleflex Inc.	137	12,859
Universal Health Services Inc. - Class B	231	18,771
Valeant Pharmaceuticals International Inc. (c)	84	9,862
Veeva Systems Inc. - Class A (c) (e)	22	706
Vertex Pharmaceuticals Inc. (c)	200	14,860

		442,477

INDUSTRIALS - 21.4%
Acuity Brands Inc.	149	16,289
Alaska Air Group Inc. (e)	158	11,600
AMETEK Inc.	546	28,758
Babcock & Wilcox Co. (e)	901	30,805
Colfax Corp. (c)	287	18,279
DigitalGlobe Inc. (c)	536	22,056
Equifax Inc.	328	22,662
Fastenal Co.	575	27,318
Hertz Global Holdings Inc. (c)	824	23,583
IDEX Corp.	501	36,999
IHS Inc. - Class A (c)	350	41,895
JB Hunt Transport Services Inc.	218	16,851
Kansas City Southern	164	20,308
Manpower Inc.	326	27,990
Nordson Corp.	109	8,099
Pall Corp.	421	35,932
Quanta Services Inc. (c)	955	30,140
Rexnord Corp. (c)	326	8,808
Roper Industries Inc.	219	30,371
Sensata Technologies Holding NV (c)	492	19,075
Textron Inc.	1,093	40,179
Verisk Analytics Inc. - Class A (c)	314	20,636
Waste Connections Inc.	233	10,166

		548,799

INFORMATION TECHNOLOGY - 18.6%
Akamai Technologies Inc. (c)	546	25,760
Altera Corp.	541	17,599
Atmel Corp. (c)	1,726	13,515
Avago Technologies Ltd.	271	14,333
Concur Technologies Inc. (c) (e)	192	19,810
CoreLogic Inc. (c)	492	17,481
Cree Inc. (c)	114	7,133
Dropbox Inc. (c) (f) (q)	42	582
FactSet Research Systems Inc. (e)	219	23,779

	Shares/Par (p)	Value
FEI Co.	49	4,379
Fidelity National Information Services Inc.	219	11,756
FireEye Inc. (c) (e)	20	872
Fiserv Inc. (c)	766	45,232
Gartner Inc. - Class A (c)	437	31,049
Global Payments Inc.	274	17,807
IPG Photonics Corp. (c) (e)	154	11,952
JDS Uniphase Corp. (c)	1,638	21,261
LinkedIn Corp. - Class A (c)	35	7,589
Microchip Technology Inc. (e)	235	10,516
Motorola Solutions Inc.	392	26,460
Rackspace Hosting Inc. (c)	161	6,300
Red Hat Inc. (c)	569	31,887
ServiceNow Inc. (c) (e)	285	15,963
Trimble Navigation Ltd. (c)	400	13,880
Twitter Inc (c) (e)	53	3,373
Vantiv Inc. - Class A (c)	629	20,512
VeriSign Inc. (c)	464	27,738
Workday Inc. - Class A (c)	107	8,898
Xilinx Inc.	440	20,205

		477,621

MATERIALS - 3.7%
Agnico-Eagle Mines Ltd.	383	10,103
Ball Corp.	274	14,155
Celanese Corp. - Class A	328	18,142
Franco-Nevada Corp.	328	13,367
Martin Marietta Materials Inc.	133	13,292
Rockwood Holdings Inc.	365	26,251

		95,310

UTILITIES - 0.6%
Calpine Corp. (c)	814	15,881

Total Common Stocks (cost $1,657,962)		2,430,108

PREFERRED STOCKS - 0.3%

CONSUMER DISCRETIONARY - 0.0%
LivingSocial (c) (f) (q)	719	431

INFORMATION TECHNOLOGY - 0.3%
Coupon.com Inc. (c) (f) (q)	625	3,626
Dropbox Inc., Series A-1 (c) (f) (q)	258	3,551
Dropbox Inc., Series A (c) (f) (q)	53	723

		7,900

Total Preferred Stocks (cost $10,310)		8,331

SHORT TERM INVESTMENTS - 8.8%

Investment Companies - 5.0%
JNL Money Market Fund, 0.01% (a) (h)	1,000	1,000
T. Rowe Price Reserves Investment Fund, 0.05% (a) (h)	127,000	127,000

		128,000

Securities Lending Collateral - 3.8%
Securities Lending Cash Collateral Fund LLC, 0.22% (a) (h)	95,951	95,951

Treasury Securities - 0.0%
U.S. Treasury Bill, 0.10%, 05/29/14 (o)	$150	150

Total Short Term Investments (cost $224,101)		224,101

Total Investments - 103.8% (cost $1,892,373)		2,662,540
Other Assets and Liabilities, Net - (3.8%)		(97,068)

Total Net Assets - 100.0%		$2,565,472

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
JNL/T. Rowe Price Short-Term Bond Fund

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 19.7%
Ally Auto Receivables Trust, 3.15%, 10/15/18 (r)	$960	$989
Ally Master Owner Trust
0.97%, 02/15/17 (i)	8,000	8,032
1.00%, 02/15/18	580	580
American Express Credit Account Master Trust
0.34%, 04/17/17 (i)	3,185	3,187
0.99%, 03/15/18	2,840	2,849
1.29%, 03/15/18 (r)	3,245	3,267
1.07%, 05/15/18 (r)	770	772
AmeriCredit Automobile Receivables Trust
2.33%, 03/08/16	1,720	1,725
1.73%, 02/08/17	1,710	1,727
0.96%, 04/09/18	800	801
1.19%, 05/08/18	2,560	2,551
1.52%, 01/08/19	915	912
Banc of America Commercial Mortgage Trust REMIC
5.73%, 05/10/45 (i)	6,510	7,100
5.37%, 09/10/45 (i)	3,260	3,498
5.63%, 07/10/46	1,860	2,016
Banc of America Merill Lynch Commercial Mortgage Inc. REMIC
4.63%, 12/10/42	680	685
4.62%, 07/10/43	3,200	3,254
4.67%, 07/10/43	7,804	8,163
Bear Stearns Commercial Mortgage Securities Trust
5.20%, 01/12/41	237	237
REMIC, 5.20%, 12/11/38	4,560	4,981
REMIC, 4.72%, 02/11/41	36	36
REMIC, 4.67%, 06/11/41	1,033	1,074
REMIC, 5.54%, 09/11/41	1,280	1,396
REMIC, 5.54%, 10/12/41	1,854	2,026
REMIC, 5.75%, 09/11/42	2,076	2,155
REMIC, 5.70%, 06/11/50	714	737
BMW Vehicle Lease Trust, 0.54%, 09/21/15	4,050	4,051
Cabela’s Master Credit Card Trust, 1.62%, 01/16/18 (i) (r)	1,700	1,721
Capital Auto Receivables Asset Trust
0.79%, 06/20/17	4,790	4,784
1.24%, 10/20/17	2,985	2,999
1.09%, 03/20/18	6,860	6,834
CarMax Auto Owner Trust
3.75%, 12/15/15	660	663
4.88%, 08/15/16	420	422
0.89%, 09/15/16	1,461	1,465
0.84%, 03/15/17	3,040	3,051
0.52%, 07/17/17	3,095	3,093
Chase Issuance Trust, 1.01%, 10/15/18	2,295	2,292
Citigroup Commercial Mortgage Trust REMIC, 5.38%, 04/15/40 (e) (i)	1,180	1,189
CNH Equipment Trust
0.69%, 06/15/18	6,910	6,908
1.02%, 08/15/18	960	964
CNH Wholesale Master Note Trust, 0.77%, 08/15/19 (i) (r)	2,275	2,278
Commercial Mortgage Pass-Through Certificates REMIC
5.36%, 07/10/37 (i)	633	637
5.17%, 06/10/44 (i)	560	588
1.16%, 12/10/44	242	242
CS First Boston Mortgage Securities Corp. REMIC, 5.01%, 02/15/38 (i)	1,303	1,340

	Shares/Par (p)	Value
Diamond Resorts Owner Trust, 2.27%, 05/20/26 (r)	2,648	2,638
Enterprise Fleet Financing LLC
0.68%, 09/20/18 (r)	4,385	4,380
1.06%, 03/20/19 (r)	2,095	2,098
Ford Credit Auto Lease Trust
1.01%, 05/15/16	2,130	2,131
1.28%, 06/15/16	1,565	1,566
1.23%, 11/15/16	2,010	2,009
1.51%, 08/15/17	1,375	1,374
REMIC, 1.10%, 12/15/15 (r)	735	737
REMIC, 1.50%, 03/15/17 (r)	910	913
Ford Credit Auto Owner Trust, 4.05%, 10/15/16	645	658
Ford Credit Floorplan Master Owner Trust
0.74%, 09/15/16	3,945	3,950
4.20%, 02/15/17 (r)	3,120	3,245
4.99%, 02/15/17 (r)	2,230	2,316
Fosse Master Issuer Plc, 1.65%, 10/18/54 (i) (r)	1,528	1,551
GE Capital Credit Card Master Note Trust
1.03%, 01/15/18	2,960	2,968
5.75%, 03/15/18 (r)	1,345	1,417
GE Dealer Floorplan Master Note Trust
0.61%, 10/20/17 (i)	5,265	5,269
0.57%, 04/20/18 (i)	4,635	4,638
GE Equipment Midticket LLC, 0.78%, 09/22/20	2,390	2,388
GE Equipment Small Ticket LLC, 1.04%, 09/21/15 (r)	1,130	1,134
GE Equipment Transportation LLC, 0.99%, 11/23/15	369	370
Greenwich Capital Commercial Funding Corp. REMIC, 5.82%, 07/10/38 (i)	3,574	3,904
GS Mortgage Securities Trust
1.21%, 07/10/46	1,348	1,348
REMIC, 5.55%, 04/10/38 (i)	2,240	2,412
REMIC, 5.80%, 08/10/45 (i)	1,046	1,054
GTP Acquisition Partners I LLC
4.35%, 06/15/16 (r)	1,690	1,779
2.36%, 05/15/18 (r)	5,715	5,570
Holmes Master Issuer Plc, 1.89%, 10/15/54 (i) (r)	4,621	4,687
Honda Auto Receivables Owner Trust
0.56%, 05/15/16	3,185	3,189
1.55%, 08/18/17	1,695	1,708
0.69%, 09/18/17	3,030	3,032
HSBC Home Equity Loan Trust REMIC, 0.32%, 03/20/36 (i)	940	918
Huntington Auto Trust, 0.81%, 09/15/16	3,271	3,279
Hyundai Auto Lease Securitization Trust, 0.77%, 10/17/16 (r)	3,480	3,477
Hyundai Auto Receivables Trust
3.51%, 11/15/17	6,830	7,114
0.73%, 06/15/18	4,305	4,291
0.75%, 09/17/18	3,900	3,876
John Deere Owner Trust, 0.60%, 03/15/17	7,160	7,163
JPMBB Commercial Mortgage Securities Trust REMIC, 1.26%, 08/15/46	2,559	2,561
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC
4.68%, 07/15/42	361	367
5.00%, 08/15/42 (i)	2,421	2,562
5.48%, 12/12/44 (i)	1,700	1,814
1.03%, 05/15/45	364	364
JPMorgan Mortgage Trust REMIC, 2.76%, 07/25/35 (i)	244	244
Lanark Master Issuer Plc REMIC, 0.74%, 12/22/54 (i) (r)	5,330	5,316
LB-UBS Commercial Mortgage Trust REMIC
5.20%, 11/15/30 (i)	3,775	3,980

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
4.57%, 01/15/31	204	209
Mercedes-Benz Auto Lease Trust
0.62%, 07/15/16	2,065	2,063
0.72%, 12/17/18	2,155	2,156
Mercedes-Benz Auto Receivables Trust, 1.22%, 12/15/17	1,820	1,826
Mercedes-Benz Master Owner Trust, 0.79%, 11/15/17 (r)	9,925	9,931
Morgan Stanley Capital I Trust REMIC
5.27%, 06/13/41 (i)	703	712
4.78%, 12/13/41	904	925
4.99%, 08/13/42	1,565	1,635
6.28%, 01/11/43 (i)	1,973	2,017
5.73%, 07/12/44 (i)	2,507	2,731
Motor Plc
1.29%, 02/25/20 (r)	960	964
0.66%, 02/25/21 (r)	3,398	3,400
MVW Owner Trust, 2.15%, 04/22/30 (r)	913	916
Navistar Financial Corp. Owner Trust, 1.19%, 01/18/19 (r)	4,225	4,233
Navistar Financial Dealer Note Master Trust
0.83%, 01/25/18 (i) (r)	4,920	4,921
0.84%, 09/25/18 (i) (r)	2,505	2,515
Nissan Auto Lease Trust, 0.75%, 06/15/16	960	960
RSB Bondco LLC, 5.72%, 04/01/18	3,109	3,276
SBA Tower Trust
2.93%, 12/15/17 (r)	6,310	6,421
REMIC, 3.60%, 04/15/18 (r)	2,270	2,218
REMIC, 2.24%, 04/16/18 (r)	2,925	2,876
Sequoia Mortgage Trust REMIC, 3.75%, 02/25/40 (i)	27	26
Sierra Timeshare Receivables Funding LLC
1.59%, 11/20/29 (r)	1,404	1,397
2.20%, 10/20/30 (r)	2,140	2,127
SMART Trust
0.84%, 09/14/16	785	784
1.59%, 10/14/16 (r)	4,240	4,271
0.97%, 03/14/17	2,320	2,319
1.18%, 02/14/19	1,165	1,150
Structured Asset Securities Corp. REMIC, 2.45%, 09/25/33 (i)	495	485
Toyota Auto Receivables Owner Trust, 0.75%, 02/16/16	1,318	1,321
Volkswagen Auto Loan Enhanced Trust, 0.56%, 08/21/17	7,835	7,833
Wachovia Bank Commercial Mortgage Trust REMIC, 4.94%, 04/15/42	670	695
Wells Fargo Mortgage Backed Securities Trust REMIC
4.69%, 06/25/34 (i)	216	216
2.69%, 04/25/35 (i)	1,593	1,600
Wheels SPV LLC REMIC, 1.19%, 03/20/21 (r)	1,138	1,141
World Omni Automobile Lease Securitization Trust
0.93%, 11/16/15	1,280	1,284
1.06%, 11/15/17	1,365	1,370
World Omni Master Owner Trust, 0.52%, 02/15/18 (i) (r)	7,440	7,443

Total Non-U.S. Government Agency Asset- Backed Securities (cost $328,679)		326,397

CORPORATE BONDS AND NOTES - 52.0%

CONSUMER DISCRETIONARY - 4.5%
AutoZone Inc.
5.75%, 01/15/15 (e) (l)	780	819
5.50%, 11/15/15	955	1,034
Brinker International Inc., 2.60%, 05/15/18	775	762

	Shares/Par (p)	Value
Carnival Corp., 1.20%, 02/05/16	2,075	2,069
COX Communications Inc., 5.45%, 12/15/14	967	1,011
Daimler Finance North America LLC
0.86%, 03/28/14 (i) (r)	4,845	4,852
1.88%, 09/15/14 (r)	1,710	1,725
1.10%, 08/01/18 (i) (r)	3,745	3,765
DIRECTV Holdings LLC
4.75%, 10/01/14	7,460	7,682
3.50%, 03/01/16	2,635	2,766
1.75%, 01/15/18 (e)	3,120	3,059
Discovery Communications LLC, 3.70%, 06/01/15	1,257	1,308
GLP Capital LP, 4.38%, 11/01/18 (r)	3,600	3,681
Hasbro Inc., 6.13%, 05/15/14 (l)	1,080	1,102
Interpublic Group of Cos. Inc.
6.25%, 11/15/14	3,432	3,574
2.25%, 11/15/17	5,055	4,981
NBCUniversal Enterprise Inc., 0.93%, 04/15/18 (i) (r)	2,635	2,645
NBCUniversal Media LLC, 2.10%, 04/01/14	3,605	3,620
Newell Rubbermaid Inc., 2.00%, 06/15/15	830	841
Nissan Motor Acceptance Corp., 1.95%, 09/12/17 (r)	4,015	3,983
Rogers Cable Inc., 6.75%, 03/15/15	877	939
Staples Inc., 9.75%, 01/15/14 (l)	4,125	4,139
Thomson Reuters Corp.
0.88%, 05/23/16	2,205	2,189
1.30%, 02/23/17	1,935	1,926
Time Warner Cable Inc.
8.25%, 02/14/14	2,915	2,940
7.50%, 04/01/14	810	823
Viacom Inc., 2.50%, 09/01/18	870	877
Volkswagen International Finance NV, 1.63%, 03/22/15 (r)	5,025	5,082

		74,194

CONSUMER STAPLES - 2.8%
Avon Products Inc., 2.38%, 03/15/16	1,790	1,802
BAT International Finance Plc, 1.40%, 06/05/15 (r)	2,490	2,511
Bunge Ltd. Finance Corp.
5.35%, 04/15/14	1,860	1,884
5.10%, 07/15/15	1,650	1,747
3.20%, 06/15/17	6,640	6,826
Coca-Cola Amatil Ltd., 3.25%, 11/02/14 (r)	6,605	6,736
CVS Caremark Corp., 1.20%, 12/05/16	1,765	1,767
Heineken NV, 1.40%, 10/01/17 (r)	2,565	2,515
Imperial Tobacco Finance Plc, 2.05%, 02/11/18 (r)	6,995	6,914
Kraft Foods Group Inc., 1.63%, 06/04/15	2,670	2,704
Kroger Co., 1.20%, 10/17/16	1,315	1,315
Pernod-Ricard SA, 2.95%, 01/15/17 (r)	3,160	3,262
Reynolds American Inc., 1.05%, 10/30/15	1,035	1,038
SABMiller Holdings Inc., 1.85%, 01/15/15 (r)	2,950	2,985
WM Wrigley Jr. Co.
1.40%, 10/21/16 (r)	785	786
2.00%, 10/20/17 (r)	1,840	1,834

		46,626

ENERGY - 9.6%
Anadarko Petroleum Corp.
5.75%, 06/15/14	4,275	4,365
6.38%, 09/15/17	4,205	4,826
BG Energy Capital Plc, 2.88%, 10/15/16 (r)	7,300	7,620
Cameron International Corp., 1.15%, 12/15/16	620	618
Canadian Natural Resources Ltd.
1.45%, 11/14/14	2,945	2,969
5.70%, 05/15/17	4,010	4,505

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
CNOOC Finance 2013 Ltd., 1.13%, 05/09/16	1,831	1,824
DCP Midstream LLC, 5.38%, 10/15/15 (r)	3,310	3,521
DCP Midstream Operating LP
3.25%, 10/01/15	280	289
2.50%, 12/01/17	3,995	3,976
Ecopetrol SA, 4.25%, 09/18/18	705	744
Enbridge Inc., 0.90%, 10/01/16 (i)	5,230	5,250
Energy Transfer Partners LP
8.50%, 04/15/14	4,390	4,482
5.95%, 02/01/15	4,110	4,330
6.70%, 07/01/18	625	725
Ensco Plc, 3.25%, 03/15/16	7,605	7,940
Enterprise Products Operating LLC
5.60%, 10/15/14	2,263	2,352
1.25%, 08/13/15	3,220	3,241
Florida Gas Transmission Co. LLC, 4.00%, 07/15/15 (r)	4,685	4,885
Gazprom OAO Via Gaz Capital SA, 4.95%, 05/23/16 (e) (r)	5,550	5,891
Kinder Morgan Energy Partners LP
5.13%, 11/15/14	2,480	2,576
3.50%, 03/01/16	1,525	1,595
Korea National Oil Corp., 4.00%, 10/27/16 (r)	765	815
Magellan Midstream Partners LP, 6.45%, 06/01/14	1,895	1,941
Marathon Oil Corp., 0.90%, 11/01/15	4,570	4,574
Murphy Oil Corp., 2.50%, 12/01/17 (l)	3,460	3,480
Nabors Industries Inc., 2.35%, 09/15/16 (r)	1,040	1,050
Noble Holding International Ltd.
7.38%, 03/15/14	485	491
3.45%, 08/01/15	975	1,011
3.05%, 03/01/16	4,295	4,422
2.50%, 03/15/17	540	542
ONEOK Partners LP
3.25%, 02/01/16	5,835	6,067
3.20%, 09/15/18	270	276
Petrobras Global Finance BV, 2.00%, 05/20/16	3,575	3,572
PetroHawk Energy Corp., 7.25%, 08/15/18	5,270	5,681
Petroleos Mexicanos, 3.50%, 07/18/18 (e)	2,230	2,289
Phillips 66, 1.95%, 03/05/15	2,760	2,798
Pioneer Natural Resources Co., 5.88%, 07/15/16	7,238	8,028
Rowan Cos. Inc., 5.00%, 09/01/17	995	1,078
Talisman Energy Inc., 5.13%, 05/15/15	3,005	3,159
Tennessee Gas Pipeline Co. LLC, 8.00%, 02/01/16	4,960	5,610
TransCanada PipeLines Ltd., 0.93%, 06/30/16 (i)	5,985	6,041
Transocean Inc.
4.95%, 11/15/15	3,345	3,583
5.05%, 12/15/16 (l)	1,285	1,419
2.50%, 10/15/17 (l)	3,095	3,126
Williams Partners LP, 3.80%, 02/15/15	5,901	6,096
Woodside Finance Ltd., 8.13%, 03/01/14 (r)	2,895	2,931

		158,604

FINANCIALS - 21.3%
Aflac Inc., 2.65%, 02/15/17	645	665
American Express Co., 0.83%, 05/22/18 (i)	7,075	7,070
American Honda Finance Corp., 0.61%, 05/26/16 (i) (r)	4,910	4,921
American International Group Inc.
4.25%, 09/15/14	8,350	8,559
3.00%, 03/20/15	1,215	1,248
ANZ National International Ltd., 1.85%, 10/15/15 (r)	5,455	5,538
Bank of America Corp.
1.50%, 10/09/15	6,240	6,303

	Shares/Par (p)	Value
1.25%, 01/11/16	5,045	5,067
1.07%, 03/22/16 (i)	2,030	2,044
Bank of Nova Scotia, 0.75%, 10/09/15 (e)	8,215	8,242
Bank of Tokyo-Mitsubishi UFJ Ltd., 1.55%, 09/09/16 (r)	5,935	5,990
Banque Federative du Credit Mutuel SA, 2.50%, 10/29/18 (r)	4,075	4,026
Barclays Bank Plc
5.20%, 07/10/14	7,360	7,544
5.00%, 09/22/16	2,655	2,923
BB&T Corp., 1.10%, 06/15/18 (i)	2,115	2,130
Boston Properties LP, 5.00%, 06/01/15	3,095	3,275
BPCE SA, 2.50%, 12/10/18	4,080	4,056
Capital One Bank USA NA, 1.15%, 11/21/16	1,200	1,195
Capital One Financial Corp.
2.13%, 07/15/14	4,015	4,047
2.15%, 03/23/15	3,065	3,116
Citigroup Inc.
1.25%, 01/15/16	4,270	4,284
1.04%, 04/01/16 (i)	7,260	7,307
1.30%, 11/15/16 (e)	765	762
Commonwealth Bank of Australia, 1.95%, 03/16/15	3,595	3,655
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 4.20%, 05/13/14 (r)	1,150	1,166
DNB Bank ASA, 3.20%, 04/03/17 (e) (r)	4,890	5,110
Fifth Third Bancorp, 3.63%, 01/25/16	2,730	2,868
Fifth Third Bank, 1.15%, 11/18/16	2,855	2,853
Ford Motor Credit Co. LLC
3.88%, 01/15/15	6,145	6,341
2.75%, 05/15/15	3,630	3,724
3.00%, 06/12/17	2,090	2,171
General Electric Capital Corp.
2.38%, 06/30/15	5,820	5,973
0.96%, 04/02/18 (i)	8,150	8,215
Goldman Sachs Group Inc., 1.60%, 11/23/15	11,285	11,406
Harley-Davidson Financial Services Inc., 1.15%, 09/15/15 (r)	3,955	3,968
HSBC Bank Plc, 0.88%, 05/15/18 (i) (r)	4,875	4,886
HSBC USA Inc., 2.38%, 02/13/15	3,225	3,291
Hyundai Capital America
1.63%, 10/02/15 (r)	1,870	1,879
1.88%, 08/09/16 (r)	1,285	1,290
Hyundai Capital Services Inc.
4.38%, 07/27/16 (r)	5,345	5,686
3.50%, 09/13/17 (r)	1,725	1,783
IntercontinentalExchange Group Inc., 2.50%, 10/15/18	1,375	1,384
JPMorgan Chase & Co.
0.86%, 02/26/16 (i)	3,195	3,208
2.00%, 08/15/17	8,560	8,679
KeyBank NA, 4.95%, 09/15/15	590	628
KeyCorp, 3.75%, 08/13/15	2,560	2,677
Kilroy Realty LP, 5.00%, 11/03/15	3,425	3,648
Lloyds Bank Plc, 2.30%, 11/27/18	2,350	2,343
Marsh & McLennan Cos. Inc., 2.55%, 10/15/18	1,655	1,657
MetLife Institutional Funding II
1.14%, 04/04/14 (i) (r)	2,430	2,435
0.61%, 01/06/15 (i) (r)	2,800	2,809
Metropolitan Life Global Funding I
1.70%, 06/29/15 (r)	4,365	4,431
1.50%, 01/10/18 (r)	3,440	3,344
Morgan Stanley
1.49%, 02/25/16 (i)	9,680	9,806
1.52%, 04/25/18 (i)	5,755	5,837
National Bank of Canada, 1.45%, 11/07/17	8,005	7,780
New York Life Global Funding, 2.45%, 07/14/16 (r)	5,160	5,340

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
Nordea Bank AB, 0.88%, 05/13/16 (r)	10,140	10,089
Perrigo Co. Plc, 1.30%, 11/08/16 (r)	2,025	2,018
PNC Bank NA, 1.15%, 11/01/16	2,845	2,848
Principal Financial Group Inc., 1.85%, 11/15/17	980	971
Principal Life Global Funding II, 0.61%, 05/27/16 (i) (r)	10,015	10,032
Prudential Financial Inc., 5.10%, 09/20/14	2,680	2,766
Regions Financial Corp.
7.75%, 11/10/14	1,470	1,551
5.75%, 06/15/15	2,895	3,085
Royal Bank of Scotland Group Plc, 2.55%, 09/18/15	2,950	3,017
Simon Property Group LP, 4.20%, 02/01/15	540	556
Societe Generale, 2.50%, 01/15/14 (r)	2,275	2,276
Sumitomo Mitsui Banking Corp.
1.90%, 01/12/15 (r)	6,225	6,286
0.90%, 01/18/16	3,235	3,229
Sumitomo Mitsui Trust Bank Ltd., 1.80%, 03/28/18 (r)	6,520	6,338
SunTrust Banks Inc., 2.35%, 11/01/18	1,870	1,859
Swedbank AB, 1.75%, 03/12/18 (e) (r)	9,235	9,069
Toronto-Dominion Bank, 0.79%, 04/30/18 (i)	4,565	4,575
Toyota Motor Credit Corp., 0.39%, 03/10/15 (i)	1,950	1,953
Union Bank NA, 2.13%, 06/16/17	3,630	3,645
Ventas Realty LP
3.13%, 11/30/15	4,955	5,153
2.00%, 02/15/18	1,585	1,557
Wachovia Bank NA, 4.88%, 02/01/15	2,210	2,311
Wachovia Capital Trust III, 5.57%, (callable at 100 beginning 08/14/13) (i) (m)	425	389
WEA Finance LLC, 5.75%, 09/02/15 (r)	3,790	4,088
Wells Fargo & Co.
1.25%, 02/13/15	3,440	3,468
2.10%, 05/08/17	3,120	3,177
Westpac Banking Corp.
1.13%, 09/25/15	5,595	5,656
1.05%, 11/25/16	2,580	2,571
Woodside Finance Ltd., 4.50%, 11/10/14 (r)	3,175	3,273
XLIT Ltd., 2.30%, 12/15/18	2,015	1,978

		352,367

HEALTH CARE - 3.3%
AbbVie Inc., 1.20%, 11/06/15	8,090	8,172
Aetna Inc., 1.50%, 11/15/17	2,050	2,019
Agilent Technologies Inc., 6.50%, 11/01/17	4,410	5,106
Celgene Corp., 1.90%, 08/15/17	770	766
Express Scripts Holding Co.
2.75%, 11/21/14	4,895	4,989
2.10%, 02/12/15	945	959
Express Scripts Inc., 3.13%, 05/15/16	2,700	2,818
Gilead Sciences Inc., 2.40%, 12/01/14	2,205	2,241
Humana Inc., 6.45%, 06/01/16	1,775	1,983
Life Technologies Corp.
4.40%, 03/01/15	1,185	1,234
3.50%, 01/15/16	1,910	1,990
McKesson Corp., 0.95%, 12/04/15	1,575	1,574
Thermo Fisher Scientific Inc., 1.30%, 02/01/17	2,615	2,603
UnitedHealth Group Inc.
0.85%, 10/15/15	1,540	1,546
1.88%, 11/15/16	1,535	1,567
Ventas Realty LP, 1.55%, 09/26/16	700	705
Warner Chilcott Co. LLC, 7.75%, 09/15/18	7,793	8,436
Watson Pharmaceuticals Inc., 1.88%, 10/01/17	4,095	4,051
WellPoint Inc., 1.25%, 09/10/15	1,680	1,692

		54,451

INDUSTRIALS - 2.7%
BAA Funding Ltd., 2.50%, 06/25/15 (r)	5,690	5,764

	Shares/Par (p)	Value
Catholic Health Initiatives
1.60%, 11/01/17	535	518
2.60%, 08/01/18	2,165	2,171
Eaton Corp., 1.50%, 11/02/17	2,205	2,161
ERAC USA Finance LLC
5.60%, 05/01/15 (r)	1,190	1,264
1.40%, 04/15/16 (r)	2,670	2,672
2.75%, 03/15/17 (r)	1,475	1,517
6.38%, 10/15/17 (r)	620	717
2.80%, 11/01/18 (e) (r)	400	404
GATX Corp.
3.50%, 07/15/16	3,365	3,509
2.38%, 07/30/18	1,005	1,006
General Electric Co., 0.85%, 10/09/15	3,720	3,737
International Lease Finance Corp., 2.19%, 06/15/16 (i)	3,475	3,492
Kansas City Southern de Mexico SA de CV, 2.35%, 05/15/20	2,255	2,098
Penske Truck Leasing Co. LP
2.50%, 07/11/14 (r)	90	91
3.13%, 05/11/15 (r)	990	1,018
2.50%, 03/15/16 (r)	3,085	3,161
2.88%, 07/17/18 (r)	1,405	1,413
Roper Industries Inc.
1.85%, 11/15/17	885	877
2.05%, 10/01/18	2,290	2,224
Southwest Airlines Co.
5.25%, 10/01/14	2,760	2,848
5.75%, 12/15/16	1,230	1,370
Waste Management Inc., 2.60%, 09/01/16	1,300	1,342

		45,374

INFORMATION TECHNOLOGY - 1.1%
Arrow Electronics Inc., 3.38%, 11/01/15	2,295	2,375
Broadcom Corp., 2.38%, 11/01/15	1,590	1,631
Fiserv Inc., 3.13%, 06/15/16	6,315	6,589
Hewlett-Packard Co.
1.79%, 09/19/14 (i)	1,560	1,573
2.63%, 12/09/14	2,755	2,801
2.35%, 03/15/15	1,985	2,016
Xerox Corp.
1.06%, 05/16/14 (i)	1,230	1,231
2.95%, 03/15/17	575	590

		18,806

MATERIALS - 0.8%
Eastman Chemical Co., 2.40%, 06/01/17 (e)	1,930	1,950
Goldcorp Inc., 2.13%, 03/15/18	2,080	2,038
International Paper Co., 5.30%, 04/01/15	2,425	2,554
Rio Tinto Finance USA Plc, 1.38%, 06/17/16	4,245	4,311
Rock-Tenn Co., 3.50%, 03/01/20	3,250	3,193

		14,046

TELECOMMUNICATION SERVICES - 2.5%
America Movil SAB de CV
3.63%, 03/30/15	1,580	1,631
2.38%, 09/08/16	2,565	2,640
American Tower Corp., 4.63%, 04/01/15	9,900	10,355
British Telecommunications Plc, 1.63%, 06/28/16	1,695	1,710
CC Holdings GS V LLC, 2.38%, 12/15/17	8,750	8,663
Crown Castle Towers LLC, 4.52%, 01/15/15 (r)	4,835	4,988
Rogers Wireless Communications Inc., 6.38%, 03/01/14	1,900	1,918
Verizon Communications Inc.
0.44%, 03/06/15 (i) (r)	4,960	4,952
2.50%, 09/15/16	4,420	4,570

		41,427

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
UTILITIES - 3.4%
Appalachian Power Co., 3.40%, 05/24/15	455	469
CMS Energy Corp., 4.25%, 09/30/15	7,505	7,907
Commonwealth Edison Co.
1.63%, 01/15/14	2,485	2,486
1.95%, 09/01/16	1,095	1,118
Dominion Resources Inc.
1.95%, 08/15/16	1,465	1,489
1.40%, 09/15/17	4,295	4,216
DTE Energy Co., 7.63%, 05/15/14	2,617	2,683
Duke Energy Corp.
3.95%, 09/15/14	1,160	1,188
1.63%, 08/15/17	1,440	1,430
Enel Finance International NV, 3.88%, 10/07/14 (r)	2,535	2,590
Georgia Power Co., 0.56%, 03/15/16 (i)	1,980	1,980
Iberdrola Finance Ireland Ltd., 3.80%, 09/11/14 (r)	2,320	2,367
Korea Hydro & Nuclear Power Co. Ltd., 3.13%, 09/16/15 (r)	2,835	2,920
Mississippi Power Co., 2.35%, 10/15/16	1,020	1,049
Monongahela Power Co., 5.70%, 03/15/17 (r)	420	458
NextEra Energy Capital Holdings Inc., 1.20%, 06/01/15	1,320	1,327
NiSource Finance Corp., 5.40%, 07/15/14 (e)	4,710	4,826
Origin Energy Finance Ltd., 3.50%, 10/09/18 (r)	4,070	4,088
PPL Capital Funding Inc., 1.90%, 06/01/18	1,220	1,191
PPL WEM Holdings Plc, 3.90%, 05/01/16 (r)	2,535	2,649
Progress Energy Inc., 6.05%, 03/15/14	875	885
PSEG Power LLC, 2.75%, 09/15/16	1,215	1,258
Sempra Energy, 1.00%, 03/15/14 (i)	4,435	4,441
Southern Co., 1.95%, 09/01/16	1,370	1,398

		56,413

Total Corporate Bonds and Notes (cost $856,334)		862,308

GOVERNMENT AND AGENCY OBLIGATIONS - 23.5%

GOVERNMENT SECURITIES - 9.3%
Federal National Mortgage Association - 1.9% (w)
Federal National Mortgage Association
0.63%, 08/26/16	9,780	9,763
0.88%, 08/28/17 - 10/26/17	22,395	22,077

		31,840
Municipals - 0.3%
Florida Hurricane Catastrophe Fund Finance Corp., 1.30%, 07/01/16	5,300	5,306
Sovereign - 0.7%
Hazine Mustesarligi Varlik Kiralama A/S, 4.56%, 10/10/18 (r)	1,825	1,793
Mexico Bonos, 9.50%, 12/18/14, MXN	115,985	9,363

		11,156
Treasury Inflation Index Securities - 3.3%
U.S. Treasury Inflation Indexed Note
2.00%, 07/15/14 (n) (o)	43,589	44,549
0.50%, 04/15/15 (n)	10,550	10,783

		55,332
U.S. Treasury Securities - 3.1%
U.S. Treasury Note
0.38%, 08/31/15	25,000	25,037
0.63%, 11/15/16	25,445	25,366

		50,403

	Shares/Par (p)	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 14.2%

Federal Home Loan Mortgage Corp. - 2.1%
Federal Home Loan Mortgage Corp.
4.00%, 02/01/14 - 05/01/26	1,457	1,541
5.00%, 10/01/17 - 12/01/23	3,493	3,736
4.50%, 11/01/18 - 08/01/25	1,044	1,119
1.37%, 05/25/19	7,209	7,210
5.50%, 10/01/19 - 07/01/20	659	711
2.36%, 09/01/33 (i)	127	136
2.38%, 09/01/33 - 11/01/34 (i)	123	131
2.23%, 10/01/34 (i)	60	62
2.53%, 11/01/34 - 01/01/35 (i)	173	185
2.31%, 02/01/35 (i)	52	54
2.40%, 02/01/35 (i)	107	114
2.41%, 02/01/35 (i)	23	24
2.49%, 02/01/35 - 03/01/36 (i)	1,195	1,274
2.55%, 02/01/35 (i)	61	65
2.77%, 02/01/35 (i)	66	70
2.50%, 06/01/35 (i)	506	539
2.43%, 10/01/35 (i)	348	369
2.35%, 11/01/35 (i)	288	306
6.00%, 11/01/37	1,440	1,589
REMIC, 1.43%, 08/25/17	5,810	5,828
REMIC, 5.00%, 10/15/21	364	381
REMIC, 0.62%, 05/15/36 (i)	502	504
REMIC, 0.67%, 08/15/41 - 07/15/42 (i)	9,210	9,216

		35,164
Federal National Mortgage Association - 9.9%
Federal National Mortgage Association
5.50%, 01/01/17 - 12/01/39	32,518	35,717
4.50%, 06/01/19 - 07/01/26	25,541	27,381
5.00%, 07/01/19 - 07/01/41	12,538	13,570
4.00%, 02/01/25 - 10/01/41	31,234	32,666
3.50%, 10/01/25 - 02/01/27	20,408	21,353
3.00%, 10/01/26 - 09/01/27	10,837	11,071
2.41%, 03/01/33 (i)	4	4
1.79%, 06/01/33 (i)	45	47
2.34%, 06/01/33 - 12/01/33 (i)	954	1,012
2.35%, 07/01/33 (i)	33	35
2.63%, 09/01/33 (i)	3	3
2.20%, 12/01/33 (i)	2	2
2.44%, 04/01/34 - 11/01/35 (i)	750	802
2.19%, 10/01/34 - 02/01/36 (i)	1,662	1,757
2.11%, 11/01/34 (i)	5	6
2.42%, 11/01/34 - 06/01/35 (i)	694	737
2.49%, 11/01/34 - 01/01/35 (i)	656	700
2.37%, 12/01/34 (i)	61	65
2.40%, 01/01/35 (i)	24	25
2.46%, 01/01/35 - 01/01/35 (i)	153	163
2.39%, 02/01/35 (i)	166	175
2.50%, 02/01/35 (i)	41	44
2.25%, 03/01/35 (i)	52	55
1.99%, 04/01/35 (i)	306	323
2.69%, 04/01/35 (i)	130	136
2.74%, 04/01/35 (i)	330	346
2.26%, 05/01/35 (i)	249	264
2.47%, 05/01/35 (i)	74	79
2.29%, 07/01/35 (i)	406	423
2.61%, 07/01/35 - 03/01/36 (i)	1,009	1,071
1.76%, 08/01/35 (i)	741	765
2.36%, 08/01/35 (i)	486	518
2.13%, 11/01/35 (i)	791	833
2.48%, 02/01/36 (i)	372	395
2.52%, 03/01/36 (i)	281	300
6.00%, 04/01/36 - 04/01/40	2,183	2,420
REMIC, 5.00%, 08/25/19 - 11/25/21	2,418	2,550

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
REMIC, 0.61%, 07/25/42 (i)	5,264	5,251

		163,064
Government National Mortgage Association - 2.2%
Government National Mortgage Association
7.00%, 12/15/17	209	218
5.50%, 07/15/20	147	158
3.00%, 06/20/27 - 09/20/27	7,454	7,663
2.50%, 09/20/27	4,513	4,507
6.00%, 07/15/36	2,581	3,029
4.50%, 09/20/40	2,250	2,420
3.50%, 03/20/43 - 04/20/43	7,240	7,316
REMIC, 0.62%, 07/16/42 (i)	11,041	11,107

		36,418

Total Government and Agency Obligations (cost $388,362)		388,683

SHORT TERM INVESTMENTS - 4.8%

Investment Companies - 4.4%
JNL Money Market Fund, 0.01% (a) (h)	8,187	8,187
T. Rowe Price Reserves Investment Fund, 0.05% (a) (h)	65,124	65,124

		73,311

Securities Lending Collateral - 0.4%
Securities Lending Cash Collateral Fund LLC, 0.22% (a) (h)	7,176	7,176

Total Short Term Investments (cost $80,487)		80,487

Total Investments - 100.0% (cost $1,653,862)		1,657,875
Other Assets and Liabilities, Net - (0.0% )		(364)

Total Net Assets - 100.0%		$1,657,511

JNL/T. Rowe Price Value Fund

COMMON STOCKS - 99.5%

CONSUMER DISCRETIONARY - 7.1%
Carnival Corp. (e)	773	$31,043
Coach Inc.	151	8,470
Comcast Corp. - Class A	141	7,338
Comcast Corp. - Special Class A	322	16,051
Discovery Communications Inc. - Class C (c)	89	7,480
General Motors Co. (c)	568	23,198
J.C. Penney Co. Inc. (c) (e)	341	3,118
Kohl’s Corp.	402	22,808
Lowe’s Cos. Inc.	415	20,539
Time Warner Cable Inc.	48	6,436
Time Warner Inc.	128	8,952
TRW Automotive Holdings Corp. (c)	236	17,556

		172,989

CONSUMER STAPLES - 7.5%
Archer-Daniels-Midland Co.	399	17,299
Avon Products Inc.	655	11,277
Bunge Ltd.	219	18,007
Dr. Pepper Snapple Group Inc.	329	16,048
Energizer Holdings Inc.	74	8,010
General Mills Inc.	228	11,380
Ingredion Inc.	14	972
Kellogg Co.	115	7,005
Lorillard Inc.	170	8,631
Nestle SA	83	6,119
PepsiCo Inc.	60	4,968
Philip Morris International Inc.	77	6,665
Procter & Gamble Co.	680	55,383

	Shares/Par (p)	Value
Wal-Mart Stores Inc.	129	10,151

		181,915

ENERGY - 9.9%
Anadarko Petroleum Corp.	67	5,307
Apache Corp.	357	30,638
Chesapeake Energy Corp.	435	11,814
Chevron Corp.	11	1,386
Cimarex Energy Co.	69	7,228
Concho Resources Inc. (c)	116	12,571
CONSOL Energy Inc.	128	4,877
ENI SpA	694	16,761
Hess Corp.	11	905
Marathon Oil Corp.	80	2,831
Phillips 66	731	56,351
Pioneer Natural Resources Co.	149	27,344
Spectra Energy Corp.	291	10,348
Talisman Energy Inc.	828	9,644
Valero Energy Corp.	842	42,432

		240,437

FINANCIALS - 23.5%
Allstate Corp.	307	16,733
Ameriprise Financial Inc.	149	17,142
Bank of America Corp.	1,066	16,591
Barclays Plc	3,282	14,839
Capital One Financial Corp.	343	26,270
Citigroup Inc.	752	39,187
Invesco Ltd.	296	10,785
JPMorgan Chase & Co.	1,294	75,656
Marsh & McLennan Cos. Inc.	532	25,723
MetLife Inc.	888	47,882
Morgan Stanley	1,139	35,713
PNC Financial Services Group Inc.	341	26,447
SLM Corp.	187	4,914
State Street Corp.	343	25,180
TD Ameritrade Holding Corp.	697	21,347
Travelers Cos. Inc.	181	16,424
U.S. Bancorp	1,106	44,662
UniCredit SpA	1,170	8,631
Unum Group	60	2,091
Wells Fargo & Co.	637	28,920
Weyerhaeuser Co.	1,340	42,291
XL Group Plc	709	22,566

		569,994

HEALTH CARE - 18.9%
AbbVie Inc.	182	9,601
Agilent Technologies Inc.	628	35,933
Amgen Inc.	135	15,400
CIGNA Corp.	237	20,724
Covidien Plc	259	17,658
HCA Holdings Inc. (c)	359	17,121
Hospira Inc. (c)	288	11,876
Johnson & Johnson	570	52,161
Mallinckrodt Plc (c)	35	1,815
Merck & Co. Inc.	1,316	65,846
Novartis AG	30	2,412
Pfizer Inc.	2,853	87,372
Quest Diagnostics Inc. (e)	254	13,599
Thermo Fisher Scientific Inc.	490	54,517
UnitedHealth Group Inc.	460	34,653
WellPoint Inc.	207	19,088

		459,776

INDUSTRIALS - 10.9%
3M Co.	142	19,930
American Airlines Group Inc (c) (e)	1,513	38,203
Boeing Co.	319	43,595

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
Emerson Electric Co.	18	1,228
General Electric Co.	1,797	50,370
Honeywell International Inc.	463	42,304
Textron Inc.	262	9,642
United Continental Holdings Inc. (c)	608	22,993
United Technologies Corp.	325	36,997

		265,262

INFORMATION TECHNOLOGY - 7.8%
Apple Inc.	6	3,311
Applied Materials Inc.	901	15,940
Avago Technologies Ltd.	519	27,461
Cisco Systems Inc.	854	19,181
Equinix Inc. (c)	19	3,354
Micron Technology Inc. (c)	1,537	33,436
Microsoft Corp.	312	11,674
NXP Semiconductors NV (c)	466	21,394
TE Connectivity Ltd.	55	3,048
Texas Instruments Inc.	664	29,161
Visa Inc. - Class A	53	11,691
Xerox Corp.	848	10,315

		189,966

MATERIALS - 5.5%
Celanese Corp. - Class A	637	35,205
Crown Holdings Inc. (c)	303	13,514
Freeport-McMoRan Copper & Gold Inc.	67	2,532
Holcim Ltd.	64	4,788
International Paper Co.	794	38,905
LyondellBasell Industries NV	347	27,841
Potash Corp. of Saskatchewan Inc.	155	5,099
Vulcan Materials Co.	96	5,710

		133,594

TELECOMMUNICATION SERVICES - 1.0%
AT&T Inc.	352	12,373
Windstream Holdings Inc. (e)	1,488	11,877

		24,250

UTILITIES - 7.4%
AES Corp.	2,482	36,018
American Electric Power Co. Inc.	373	17,434
CenterPoint Energy Inc.	432	10,014
Entergy Corp.	243	15,362
Exelon Corp.	568	15,558
FirstEnergy Corp.	461	15,217
MDU Resources Group Inc.	583	17,798
NRG Energy Inc.	1,319	37,886
PG&E Corp.	336	13,534

		178,821

Total Common Stocks (cost $1,828,123)		2,417,004

SHORT TERM INVESTMENTS - 3.3%

Investment Companies - 0.3%
JNL Money Market Fund, 0.01% (a) (h)	4,492	4,492
T. Rowe Price Reserves Investment Fund, 0.05% (a) (h)	3,849	3,849

		8,341

Securities Lending Collateral - 3.0%
Securities Lending Cash Collateral Fund LLC, 0.22% (a) (h)	72,498	72,498

Total Short Term Investments (cost $80,839)		80,839

Total Investments - 102.8% (cost $1,908,962)		2,497,843
Other Assets and Liabilities, Net - (2.8%)		(68,377)

Total Net Assets - 100.0%		$2,429,466

	Shares/Par (p)	Value
JNL/WMC Balanced Fund

COMMON STOCKS - 66.3%

CONSUMER DISCRETIONARY - 6.5%
Comcast Corp. - Class A	905	$47,037
Ford Motor Co.	1,746	26,945
Interpublic Group of Cos. Inc.	740	13,093
Lowe’s Cos. Inc.	536	26,567
Mattel Inc.	508	24,181
Omnicom Group Inc.	328	24,426
Time Warner Inc.	461	32,170
Walt Disney Co.	288	22,037

		216,456

CONSUMER STAPLES - 4.5%
CVS Caremark Corp.	524	37,496
Kraft Foods Group Inc.	403	21,737
Philip Morris International Inc.	247	21,543
Procter & Gamble Co.	332	27,055
Unilever NV - ADR	489	19,685
Wal-Mart Stores Inc.	270	21,264

		148,780

ENERGY - 7.1%
Anadarko Petroleum Corp.	326	25,825
BP Plc - ADR	596	28,991
Chevron Corp.	440	54,964
Exxon Mobil Corp.	519	52,512
Halliburton Co.	273	13,839
Imperial Oil Ltd.	337	14,898
Occidental Petroleum Corp.	108	10,239
Phillips 66	263	20,288
Suncor Energy Inc.	466	16,330

		237,886

FINANCIALS - 14.6%
ACE Ltd.	389	40,230
AFLAC Inc.	324	21,627
Ameriprise Financial Inc.	238	27,416
Bank of Nova Scotia	198	12,414
BB&T Corp.	389	14,534
BlackRock Inc.	92	29,001
Citigroup Inc.	610	31,763
JPMorgan Chase & Co.	1,017	59,450
Marsh & McLennan Cos. Inc.	365	17,649
MetLife Inc.	400	21,559
PNC Financial Services Group Inc.	536	41,613
Principal Financial Group Inc.	465	22,905
Prudential Financial Inc.	455	41,942
Rayonier Inc.	296	12,446
Wells Fargo & Co.	2,094	95,045

		489,594

HEALTH CARE - 10.4%
AstraZeneca Plc - ADR (e)	350	20,764
Cardinal Health Inc.	486	32,493
Eli Lilly & Co.	640	32,621
Johnson & Johnson	605	55,444
Medtronic Inc.	616	35,356
Merck & Co. Inc.	1,530	76,566
Pfizer Inc.	1,450	44,426
Teva Pharmaceutical Industries Ltd. - ADR	354	14,196
UnitedHealth Group Inc.	247	18,613
Zoetis Inc. - Class A	530	17,328

		347,807

INDUSTRIALS - 8.6%
Caterpillar Inc.	122	11,102

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
CSX Corp.	627	18,050
Deere & Co.	196	17,873
Eaton Corp. Plc	239	18,226
Emerson Electric Co.	192	13,489
Equifax Inc.	321	22,176
FedEx Corp.	180	25,836
General Electric Co.	1,258	35,261
Honeywell International Inc.	291	26,634
Raytheon Co.	162	14,733
Siemens AG - ADR (e)	126	17,485
Textron Inc.	379	13,950
United Continental Holdings Inc. (c)	660	24,983
United Parcel Service Inc. - Class B	262	27,492

		287,290
INFORMATION TECHNOLOGY - 9.8%
Accenture Plc - Class A	354	29,072
Apple Inc.	47	26,395
Broadcom Corp. - Class A	405	11,994
Cisco Systems Inc.	1,095	24,573
eBay Inc. (c)	422	23,178
EMC Corp.	458	11,507
Intel Corp.	1,228	31,889
International Business Machines Corp.	156	29,183
Microsoft Corp.	1,567	58,638
Oracle Corp.	416	15,928
QUALCOMM Inc.	135	9,996
Symantec Corp.	463	10,928
Texas Instruments Inc.	625	27,450
Xerox Corp.	1,409	17,146

		327,877
MATERIALS - 1.4%
Dow Chemical Co.	524	23,270
Goldcorp Inc.	375	8,131
International Paper Co.	336	16,484

		47,885
TELECOMMUNICATION SERVICES - 1.5%
Verizon Communications Inc.	1,045	51,338
UTILITIES - 1.9%
Dominion Resources Inc.	516	33,372
Exelon Corp.	484	13,256
NRG Energy Inc.	631	18,133

		64,761

Total Common Stocks (cost $1,690,412)		2,219,674

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.9%
Ally Auto Receivables Trust, 1.35%, 12/15/15	$181	182
Ally Master Owner Trust
1.44%, 02/15/17	3,000	3,022
1.54%, 09/15/19	3,690	3,663
AmeriCredit Automobile Receivables Trust
3.34%, 04/08/16	455	463
1.23%, 09/08/16	470	471
Avis Budget Rental Car Funding AESOP LLC, 2.09%, 04/20/15 (r)	917	919
Banc of America Merrill Lynch Commercial Mortgage Inc. REMIC, 5.18%, 09/10/47 (i)	1,200	1,277
Bear Stearns Commercial Mortgage Securities Trust REMIC
5.58%, 04/12/38 (i)	198	214
5.71%, 09/11/38 (i)	575	628
5.20%, 12/11/38	780	852
5.44%, 03/11/39 (i)	915	986
5.54%, 09/11/41	600	654

	Shares/Par (p)	Value
5.54%, 10/12/41	620	678
Cent CLO LP, 1.72%, 01/25/26 (f) (r)	2,200	2,200
Citibank Credit Card Issuance Trust, 5.65%, 09/20/19	750	859
Commercial Mortgage Pass-Through Certificates REMIC, 3.15%, 08/15/45	885	853
Continental Airlines Inc. Pass-Through Trust, 5.98%, 04/19/22	241	262
DBUBS Mortgage Trust REMIC, 3.74%, 11/10/46 (e) (r)	2,463	2,589
Ford Credit Floorplan Master Owner Trust, 1.92%, 01/15/19	1,545	1,573
GS Mortgage Securities Corp. II REMIC, 4.75%, 07/10/39 (e)	888	920
Hilton USA Trust REMIC, 2.66%, 11/05/30 (r)	1,960	1,939
HLSS Servicer Advance Receivables Backed Notes
1.50%, 01/16/46 (i) (r)	285	284
2.29%, 01/15/48 (i) (r)	415	407
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC, 5.48%, 12/12/44 (i)	225	240
Merrill Lynch Mortgage Trust REMIC
5.05%, 07/12/38 (i)	500	528
5.68%, 05/12/39 (i)	900	978
Morgan Stanley Capital I Trust REMIC, 5.65%, 06/11/42 (i)	200	225
OBP Depositor LLC Trust, 4.65%, 07/15/45 (r)	495	536
SBA Tower Trust
4.25%, 04/15/15 (r)	420	425
2.93%, 12/15/17 (r)	1,155	1,175
Southwest Airlines Co. Pass-Through Trust, 6.15%, 08/01/22	196	224
Springleaf Mortgage Loan Trust REMIC, 2.31%, 06/25/58 (i) (r)	305	295

Total Non-U.S. Government Agency Asset- Backed Securities (cost $29,866)		30,521

CORPORATE BONDS AND NOTES - 8.3%

CONSUMER DISCRETIONARY - 1.2%
Amazon.com Inc., 2.50%, 11/29/22 (e)	1,265	1,138
AutoZone Inc.
4.00%, 11/15/20 (e)	1,000	1,026
3.70%, 04/15/22	495	477
3.13%, 07/15/23	1,000	904
CBS Corp.
5.75%, 04/15/20	805	903
4.30%, 02/15/21 (e)	525	534
3.38%, 03/01/22	905	862
Comcast Corp.
6.50%, 01/15/17	750	859
5.65%, 06/15/35	165	175
6.50%, 11/15/35	165	192
6.55%, 07/01/39	375	443
4.65%, 07/15/42	1,125	1,043
4.50%, 01/15/43 (e)	800	720
COX Communications Inc.
3.25%, 12/15/22 (r)	1,000	903
4.70%, 12/15/42 (r)	215	180
4.50%, 06/30/43 (e) (r)	575	462
Daimler Finance North America LLC
2.63%, 09/15/16 (r)	1,400	1,448
2.38%, 08/01/18 (r)	1,400	1,396
2.25%, 07/31/19 (r)	1,580	1,548
8.50%, 01/18/31	300	435
DIRECTV Holdings LLC
3.50%, 03/01/16	900	945
1.75%, 01/15/18	1,000	981

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
6.38%, 03/01/41	725	749
5.15%, 03/15/42	1,300	1,164
Discovery Communications LLC
3.30%, 05/15/22	1,000	945
3.25%, 04/01/23 (e)	265	246
4.95%, 05/15/42	195	181
4.88%, 04/01/43	280	257
Grupo Televisa SAB, 6.63%, 01/15/40	375	397
Harley-Davidson Financial Services Inc., 2.70%, 03/15/17 (r)	735	753
Johnson Controls Inc., 3.75%, 12/01/21	1,000	991
Lowe’s Cos. Inc., 6.65%, 09/15/37	420	511
NBCUniversal Enterprise Inc.
1.66%, 04/15/18 (e) (r)	830	810
1.97%, 04/15/19 (r)	1,480	1,447
NBCUniversal Media LLC, 2.88%, 04/01/16	1,700	1,770
News America Inc.
4.50%, 02/15/21	850	910
3.00%, 09/15/22 (e)	750	704
4.00%, 10/01/23 (r)	420	414
Nissan Motor Acceptance Corp.
1.80%, 03/15/18 (e) (r)	3,400	3,318
2.65%, 09/26/18 (e) (r)	1,445	1,445
Time Warner Cable Inc.
5.85%, 05/01/17	270	294
5.88%, 11/15/40	1,200	1,035
5.50%, 09/01/41	600	496
Time Warner Inc.
4.88%, 03/15/20	500	547
4.75%, 03/29/21	450	479
6.25%, 03/29/41	500	553
Viacom Inc.
2.50%, 12/15/16	1,100	1,138
3.25%, 03/15/23	435	402
4.38%, 03/15/43	951	800
4.88%, 06/15/43	360	325

		40,655

CONSUMER STAPLES - 0.9%
Altria Group Inc.
4.75%, 05/05/21	1,148	1,231
4.50%, 05/02/43 (e)	1,800	1,585
Anheuser-Busch InBev Worldwide Inc.
6.88%, 11/15/19 (l)	680	833
5.38%, 01/15/20 (l)	170	195
2.50%, 07/15/22	731	675
BAT International Finance Plc, 3.25%, 06/07/22 (r)	1,945	1,860
Coca-Cola Femsa SAB de CV
2.38%, 11/26/18	1,266	1,256
3.88%, 11/26/23	1,400	1,378
ConAgra Foods Inc.
1.90%, 01/25/18	330	324
3.20%, 01/25/23	285	264
CVS Caremark Corp.
5.75%, 06/01/17	120	136
4.00%, 12/05/23	2,680	2,670
Diageo Capital Plc, 2.63%, 04/29/23 (e)	1,800	1,638
Dr. Pepper Snapple Group Inc., 2.90%, 01/15/16	247	256
General Mills Inc., 4.15%, 02/15/43 (e)	800	705
Heineken NV
2.75%, 04/01/23 (r)	1,785	1,597
4.00%, 10/01/42 (r)	40	34
Japan Tobacco Inc., 2.10%, 07/23/18 (r)	875	872
Kellogg Co., 4.00%, 12/15/20	1,300	1,347
Kraft Foods Group Inc.
2.25%, 06/05/17 (e)	375	380

	Shares/Par (p)	Value
3.50%, 06/06/22	1,760	1,713
5.00%, 06/04/42 (e)	410	403
Kroger Co.
3.30%, 01/15/21	745	739
3.85%, 08/01/23	430	423
Molson Coors Brewing Co.
2.00%, 05/01/17	40	40
3.50%, 05/01/22 (e)	1,365	1,338
5.00%, 05/01/42 (e)	550	536
PepsiCo Inc.
3.13%, 11/01/20	460	460
2.75%, 03/05/22 (e)	970	920
SABMiller Holdings Inc.
6.50%, 07/15/18 (r)	600	708
3.75%, 01/15/22 (r)	750	752
4.95%, 01/15/42 (r)	200	198
Wal-Mart Stores Inc, 3.63%, 07/08/20 (e)	2,300	2,407
WM Wrigley Jr. Co., 3.70%, 06/30/14 (r)	925	939

		30,812

ENERGY - 0.5%
BP Capital Markets Plc
4.75%, 03/10/19 (e)	675	752
3.25%, 05/06/22	1,000	968
2.50%, 11/06/22	600	545
3.99%, 09/26/23 (e)	195	197
Chevron Corp., 3.19%, 06/24/23	1,895	1,816
EOG Resources Inc., 5.63%, 06/01/19	190	218
Gazprom Neft OAO Via GPN Capital SA, 4.38%, 09/19/22 (r)	750	687
Halliburton Co., 3.50%, 08/01/23 (e)	2,750	2,661
Motiva Enterprises LLC, 5.75%, 01/15/20 (r)	75	85
Occidental Petroleum Corp., 4.10%, 02/01/21 (e)	941	987
Shell International Finance BV
3.10%, 06/28/15	400	415
4.38%, 03/25/20	675	739
Statoil ASA
5.25%, 04/15/19	215	244
2.90%, 11/08/20	1,650	1,637
Total Capital SA, 2.13%, 08/10/18 (e)	2,250	2,258
TransCanada Pipelines Ltd., 3.80%, 10/01/20	975	1,008

		15,217

FINANCIALS - 3.3%
Ace Capital Trust II, 9.70%, 04/01/30	525	751
American Express Centurion Bank, 6.00%, 09/13/17	850	975
American Express Credit Corp.
2.75%, 09/15/15	500	517
2.38%, 03/24/17	1,025	1,053
2.13%, 07/27/18 (e)	1,700	1,702
American Honda Finance Corp., 2.50%, 09/21/15 (r)	1,000	1,031
American International Group Inc., 4.13%, 02/15/24	1,100	1,092
Ameriprise Financial Inc., 5.30%, 03/15/20	170	192
AvalonBay Communities Inc., 3.63%, 10/01/20 (e)	905	914
AXA SA, 8.60%, 12/15/30	425	523
Bank of America Corp.
6.50%, 08/01/16	2,000	2,258
5.42%, 03/15/17	700	769
2.00%, 01/11/18	1,200	1,197
7.63%, 06/01/19	800	992
5.63%, 07/01/20	140	160
3.30%, 01/11/23	705	666
4.10%, 07/24/23 (e)	1,390	1,394

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
5.88%, 02/07/42	300	342
Bank of Montreal, 2.50%, 01/11/17	2,650	2,729
Bank of New York Mellon Corp., 5.45%, 05/15/19	500	568
Bank of Nova Scotia, 3.40%, 01/22/15	625	645
Barclays Bank Plc, 6.75%, 05/22/19 (e)	320	385
BNP Paribas SA
2.40%, 12/12/18	2,500	2,500
3.25%, 03/03/23 (e)	305	288
BPCE SA, 2.50%, 12/10/18 (e)	2,170	2,157
Canadian Imperial Bank of Commerce, 2.35%, 12/11/15 (e)	1,300	1,343
Capital One Bank USA NA, 2.15%, 11/21/18 (e)	1,930	1,919
Capital One Financial Corp.
2.15%, 03/23/15	895	910
4.75%, 07/15/21	1,500	1,593
CDP Financial, 4.40%, 11/25/19 (r)	600	660
Citigroup Inc.
5.50%, 10/15/14	229	237
4.59%, 12/15/15	535	572
5.85%, 08/02/16 (e)	1,300	1,446
4.45%, 01/10/17	1,000	1,083
6.13%, 05/15/18	245	283
2.50%, 09/26/18	1,000	1,004
8.50%, 05/22/19	1,400	1,793
5.38%, 08/09/20	586	666
4.50%, 01/14/22	605	640
8.13%, 07/15/39	115	161
5.88%, 01/30/42 (e)	165	185
Comerica Inc., 3.00%, 09/16/15	95	99
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.20%, 03/11/15 (r)	750	773
Credit Agricole SA, 3.50%, 04/13/15 (e) (r)	740	764
Credit Suisse New York, 3.50%, 03/23/15	345	357
Deutsche Bank AG London, 3.45%, 03/30/15	500	516
Discover Financial Services, 6.45%, 06/12/17	90	102
Eaton Vance Corp., 6.50%, 10/02/17	30	34
ERP Operating LP, 4.75%, 07/15/20 (e)	765	824
Everest Reinsurance Holdings Inc., 5.40%, 10/15/14	215	222
Five Corners Funding Trust, 4.42%, 11/15/23 (e) (r)	1,505	1,481
Ford Motor Credit Co. LLC, 1.50%, 01/17/17	1,395	1,394
General Electric Capital Corp.
5.55%, 05/04/20	1,650	1,897
4.63%, 01/07/21 (e)	450	490
4.65%, 10/17/21	500	544
3.15%, 09/07/22 (e)	3,590	3,469
6.15%, 08/07/37	215	250
5.88%, 01/14/38	1,181	1,341
Goldman Sachs Group Inc.
5.35%, 01/15/16	400	433
5.63%, 01/15/17	1,350	1,487
6.00%, 06/15/20	205	235
5.25%, 07/27/21	1,000	1,093
5.75%, 01/24/22	2,445	2,749
3.63%, 01/22/23 (e)	550	532
6.25%, 02/01/41	940	1,080
HCP Inc., 6.00%, 01/30/17	365	409
HSBC Bank Plc, 4.13%, 08/12/20 (r)	900	951
HSBC Bank USA NA, 5.88%, 11/01/34	250	274
HSBC Holdings Plc
4.00%, 03/30/22	870	893
6.10%, 01/14/42	905	1,074
HSBC USA Inc., 1.63%, 01/16/18 (e)	1,435	1,414
ING Bank NV, 3.75%, 03/07/17 (r)	1,600	1,685

	Shares/Par (p)	Value
JPMorgan Chase & Co.
3.40%, 06/24/15	1,800	1,869
6.30%, 04/23/19	475	560
4.50%, 01/24/22	825	871
3.25%, 09/23/22	1,000	957
3.38%, 05/01/23 (e)	1,060	986
6.40%, 05/15/38	425	506
5.40%, 01/06/42	540	579
Kimco Realty Corp., 5.78%, 03/15/16	345	378
Korea Finance Corp., 2.88%, 08/22/18	990	995
Liberty Mutual Group Inc., 4.25%, 06/15/23 (r)	585	564
Liberty Mutual Insurance Co., 7.88%, 10/15/26 (r)	475	567
Liberty Property LP, 6.63%, 10/01/17	225	258
Lloyds Bank Plc., 4.38%, 01/12/15 (r)	625	648
Loews Corp., 2.63%, 05/15/23 (e)	780	698
MassMutual Global Funding II
2.88%, 04/21/14 (r)	172	173
2.10%, 08/02/18 (r)	1,875	1,859
MetLife Inc.
4.13%, 08/13/42	265	230
4.88%, 11/13/43	1,345	1,315
Metropolitan Life Global Funding I
2.50%, 09/29/15 (r)	1,200	1,236
1.50%, 01/10/18 (r)	1,480	1,439
Morgan Stanley
6.00%, 05/13/14	298	304
5.45%, 01/09/17	1,000	1,109
2.13%, 04/25/18 (e)	1,900	1,883
National Rural Utilities Cooperative Finance Corp.
5.45%, 02/01/18	1,000	1,127
3.05%, 02/15/22	445	432
Nordea Bank AB, 3.70%, 11/13/14 (r)	345	355
Northern Trust Corp., 3.45%, 11/04/20 (e)	490	503
PNC Funding Corp., 5.40%, 06/10/14	525	537
Private Export Funding Corp., 2.25%, 12/15/17	1,985	2,043
Prudential Financial Inc.
5.50%, 03/15/16	425	464
6.00%, 12/01/17	450	517
2.30%, 08/15/18	1,885	1,873
QBE Insurance Group Ltd., 2.40%, 05/01/18 (r)	350	336
Realty Income Corp.
6.75%, 08/15/19	355	415
5.75%, 01/15/21	335	370
Simon Property Group LP
4.20%, 02/01/15 (e)	600	618
6.10%, 05/01/16	325	359
Sovereign Bank, 8.75%, 05/30/18 (e)	450	540
Standard Chartered Plc, 3.85%, 04/27/15 (r)	265	275
Svenska Handelsbanken AB
4.88%, 06/10/14 (r)	700	714
2.88%, 04/04/17	2,000	2,083
Toyota Motor Credit Corp., 2.80%, 01/11/16 (e)	1,020	1,066
U.S. Bank NA, 4.95%, 10/30/14	450	467
UBS AG, 4.88%, 08/04/20	1,700	1,890
Wachovia Corp., 5.75%, 06/15/17 (e)	1,500	1,710
WEA Finance LLC, 7.13%, 04/15/18 (r)	350	415
Wells Fargo & Co.
3.50%, 03/08/22	2,515	2,512
4.48%, 01/16/24 (r)	517	514

		111,280

HEALTH CARE - 0.7%
Aetna Inc., 1.75%, 05/15/17	55	55
Amgen Inc.
3.88%, 11/15/21	2,300	2,359
5.15%, 11/15/41	2,700	2,681

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
Express Scripts Holding Co.
2.65%, 02/15/17	1,897	1,955
3.90%, 02/15/22	1,000	1,000
GlaxoSmithKline Capital Inc., 2.80%, 03/18/23 (e)	820	758
GlaxoSmithKline Capital Plc
1.50%, 05/08/17	480	480
2.85%, 05/08/22	1,255	1,182
Kaiser Foundation Hospitals
3.50%, 04/01/22	235	222
4.88%, 04/01/42	455	429
McKesson Corp., 2.85%, 03/15/23	90	81
Medtronic Inc., 1.38%, 04/01/18 (e)	675	662
Merck & Co. Inc.
1.30%, 05/18/18	550	535
2.80%, 05/18/23	940	869
4.15%, 05/18/43	630	573
Pfizer Inc., 6.20%, 03/15/19	700	829
Roche Holdings Inc., 6.00%, 03/01/19 (l) (r)	683	799
Sanofi SA, 4.00%, 03/29/21	1,025	1,072
Thermo Fisher Scientific Inc., 3.25%, 11/20/14	140	143
UnitedHealth Group Inc.
3.88%, 10/15/20	600	632
2.88%, 03/15/22	70	66
4.63%, 11/15/41	1,040	979
WellPoint Inc.
2.30%, 07/15/18	625	620
4.35%, 08/15/20	1,000	1,056
3.30%, 01/15/23	2,275	2,120
Zoetis Inc.
3.25%, 02/01/23	125	117
4.70%, 02/01/43 (e)	150	140

		22,414

INDUSTRIALS - 0.2%
Cargill Inc., 4.31%, 05/14/21 (r)	517	536
Catholic Health Initiatives, 2.60%, 08/01/18	815	817
Deere & Co., 4.38%, 10/16/19	185	205
ERAC USA Finance LLC
2.25%, 01/10/14 (r)	375	375
2.75%, 03/15/17 (r)	340	350
4.50%, 08/16/21 (r)	620	645
3.30%, 10/15/22 (r)	120	111
5.63%, 03/15/42 (e) (r)	1,200	1,221
FedEx Corp.
2.63%, 08/01/22	190	171
2.70%, 04/15/23 (e)	520	467
Hutchison Whampoa International 11 Ltd., 3.50%, 01/13/17 (r)	920	960
Kansas City Southern de Mexico SA de CV, 2.35%, 05/15/20	160	149
Siemens Financieringsmaatschappij NV, 5.75%, 10/17/16 (r)	675	761
Southwest Airlines Co., 5.75%, 12/15/16	500	557
United Technologies Corp., 3.10%, 06/01/22 (e)	225	220

		7,545

INFORMATION TECHNOLOGY - 0.3%
Cisco Systems Inc., 4.45%, 01/15/20	500	545
eBay Inc., 2.60%, 07/15/22 (e)	715	656
EMC Corp.
1.88%, 06/01/18	750	741
2.65%, 06/01/20	750	734
3.38%, 06/01/23 (e)	750	719
Hewlett-Packard Co.
3.75%, 12/01/20 (e)	905	902
4.30%, 06/01/21 (e)	1,000	1,012

	Shares/Par (p)	Value
International Business Machines Corp., 3.38%, 08/01/23	2,750	2,675
Oracle Corp., 6.13%, 07/08/39	500	581

		8,565

MATERIALS - 0.1%
BHP Billiton Finance USA Ltd., 3.85%, 09/30/23	1,945	1,950
Rio Tinto Finance USA Plc, 2.25%, 12/14/18	1,895	1,885

		3,835

TELECOMMUNICATION SERVICES - 0.8%
America Movil SAB de CV
3.13%, 07/16/22	1,150	1,060
4.38%, 07/16/42 (e)	330	273
AT&T Inc.
6.80%, 05/15/36	150	174
6.55%, 02/15/39	155	175
BellSouth Corp., 6.55%, 06/15/34	300	320
Deutsche Telekom International Finance BV
2.25%, 03/06/17 (r)	495	502
8.75%, 06/15/30 (e) (l)	275	387
4.88%, 03/06/42 (r)	705	670
France Telecom SA, 4.13%, 09/14/21	2,550	2,578
SBC Communications, 6.45%, 06/15/34	480	538
Verizon Communications Inc.
4.50%, 09/15/20	6,235	6,667
3.50%, 11/01/21	735	729
6.40%, 09/15/33	4,730	5,425
4.75%, 11/01/41	265	247
6.55%, 09/15/43	4,455	5,195
Verizon Global Funding Corp., 7.75%, 12/01/30	500	637
Vodafone Group Plc, 5.45%, 06/10/19	600	682

		26,259

UTILITIES - 0.3%
Abu Dhabi National Energy Co., 5.88%, 10/27/16 (r)	195	217
Atmos Energy Corp., 6.35%, 06/15/17	385	435
Colorado Public Service Co., 5.13%, 06/01/19	500	563
Consolidated Edison Co. of New York Inc., 5.30%, 12/01/16	250	280
Duke Energy Carolinas LLC, 4.30%, 06/15/20	875	937
Electricite de France SA, 5.25%, (callable at 100 beginning 01/29/23) (e) (i) (m) (r)	770	766
Florida Power & Light Co., 5.25%, 02/01/41	1,465	1,583
Indianapolis Power & Light Co., 6.60%, 06/01/37 (r)	500	581
MidAmerican Energy Co., 6.13%, 04/01/36 (e)	350	396
Niagara Mohawk Power Corp., 3.55%, 10/01/14 (r)	415	424
Oncor Electric Delivery Co. LLC, 5.25%, 09/30/40	325	334
Pacific Gas & Electric Co.
3.85%, 11/15/23 (e)	770	765
5.13%, 11/15/43	480	494
PPL Electric Utilities Corp., 6.25%, 05/15/39	60	71
Public Service Electric & Gas Co., 2.70%, 05/01/15	230	237
San Diego Gas & Electric Co.
6.00%, 06/01/39	100	119
5.35%, 05/15/40	800	885
South Carolina Electric & Gas Co., 4.35%, 02/01/42 (e)	730	675
Southern California Edison Co., 5.55%, 01/15/37	500	551

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
Southern Co., 2.45%, 09/01/18	675	685

		10,998

Total Corporate Bonds and Notes (cost $272,732)		277,580

GOVERNMENT AND AGENCY OBLIGATIONS - 24.7%

GOVERNMENT SECURITIES - 13.7%

Municipals - 0.6%
Bay Area Toll Authority, 6.26%, 04/01/49	975	1,169
City of Chicago O’Hare International Airport, RB
6.85%, 01/01/38	700	739
6.40%, 01/01/40	440	486
City of Sacramento, California (insured by Assured Guaranty Municpal Corp.), 5.85%, 08/01/19	1,260	1,309
Dallas Area Rapid Transit, RB, 6.00%, 12/01/44	390	450
Grand Parkway Transportation Corp., 5.18%, 10/01/42	1,555	1,568
Illinois State Toll Highway Authority, 6.18%, 01/01/34	565	638
Irvine Ranch Water District Joint Powers Agency, 2.61%, 03/15/14	545	547
Los Angeles Unified School District, 5.75%, 07/01/34	800	886
Maryland Transportation Authority, 5.89%, 07/01/43	270	304
Massachusetts School Building Authority, 5.72%, 08/15/39	500	549
Metropolitan Transportation Authority
7.34%, 11/15/39	75	97
6.09%, 11/15/40	405	453
6.81%, 11/15/40	250	297
Municipal Electric Authority of Georgia, 6.64%, 04/01/57	1,275	1,340
New Jersey State Turnpike Authority, 7.41%, 01/01/40	705	928
New York State Thruway Authority, RB, 5.88%, 04/01/30	840	932
North Texas Tollway Authority, 6.72%, 01/01/49	850	1,013
Oregon School Boards Association (insured by AMBAC Assurance Corp.), 4.76%, 06/30/28	420	442
Port Authority of New York & New Jersey, GO
6.04%, 12/01/29	105	119
4.46%, 10/01/62	2,500	2,130
State of California
7.55%, 04/01/39	200	259
7.63%, 03/01/40	400	523
University of California
4.60%, 05/15/31	940	937
6.58%, 05/15/49	370	431
University of California Build America Bond, 5.77%, 05/15/43	615	678
University of Missouri, 5.96%, 11/01/39	360	413
Utility Debt Securitization Authority, 3.44%, 12/15/25	1,165	1,148

		20,785

Sovereign - 0.2%
Province of Ontario, Canada, 4.00%, 10/07/19	550	595
Resolution Funding Corp., 0.00%, 04/15/14 (j)	2,550	2,548
Tennessee Valley Authority, 4.38%, 06/15/15	1,900	2,008

		5,151

U.S. Treasury Securities - 12.9%
U.S. Treasury Bond
5.38%, 02/15/31	1,700	2,078
2.88%, 05/15/43	39,945	32,237

	Shares/Par (p)	Value
U.S. Treasury Note
0.25%, 10/31/14 (e)	27,280	27,303
0.25%, 11/30/14 - 11/30/15	84,400	84,360
0.13%, 12/31/14 - 04/30/15	77,450	77,366
0.38%, 06/30/15 - 08/31/15	43,900	43,986
1.75%, 07/31/15	15,900	16,271
1.25%, 10/31/15 - 11/30/18	36,000	35,402
2.00%, 01/31/16 - 04/30/16	17,000	17,574
1.50%, 06/30/16	13,600	13,913
1.00%, 09/30/16	3,300	3,328
0.88%, 11/30/16	12,815	12,855
0.63%, 05/31/17	9,320	9,198
0.75%, 10/31/17 (e)	18,300	17,963
1.38%, 07/31/18 - 09/30/18	10,030	9,921
3.63%, 02/15/20	3,915	4,257
2.63%, 11/15/20	9,400	9,541
2.75%, 11/15/23 (e)	14,050	13,721

		431,274

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 11.0%

Federal Home Loan Mortgage Corp. - 5.0%
Federal Home Loan Mortgage Corp.
6.00%, 04/01/17 - 12/01/39	1,029	1,137
6.50%, 11/01/17	11	11
4.50%, 05/01/18 - 11/01/43	75,570	80,104
4.00%, 09/01/26 - 07/01/41	876	923
5.50%, 03/01/27	152	167
5.00%, 02/01/28 - 12/01/41	7,795	8,433
2.50%, 01/15/29, TBA (g)	5,900	5,845
3.00%, 01/15/29 - 01/15/44, TBA (g)	24,400	23,375
7.00%, 11/01/30 - 10/01/32	92	101
3.50%, 01/15/44, TBA (g)	13,250	13,146
4.00%, 01/15/44, TBA (g)	30,900	31,733
5.50%, 01/15/44, TBA (g)	2,400	2,621

		167,596

Federal National Mortgage Association - 3.4%
Federal National Mortgage Association
6.00%, 01/01/18	16	16
3.50%, 03/01/26 - 03/01/26	294	307
4.00%, 09/01/26 - 09/01/26	5,110	5,418
4.50%, 01/01/27 - 10/01/31	6,378	6,813
3.00%, 05/01/27 - 08/01/27	1,256	1,283
2.00%, 01/15/29, TBA (g)	2,200	2,118
2.50%, 01/15/29 - 01/15/44, TBA (g)	11,850	11,648
3.00%, 01/15/29 - 01/15/44, TBA (g)	37,325	36,213
3.50%, 01/15/29 - 01/15/44, TBA (g)	27,000	27,088
7.50%, 09/01/29	15	18
7.00%, 10/01/33	86	97
5.50%, 03/01/38	1,134	1,245
6.50%, 10/01/38 - 10/01/39	570	633
5.00%, 07/01/40	502	546
4.00%, 01/15/44, TBA (g)	4,625	4,761
5.00%, 01/15/44, TBA (g)	5,700	6,190
5.50%, 01/15/44, TBA (g)	8,800	9,680

		114,074

Government National Mortgage Association - 2.6%
Government National Mortgage Association
6.00%, 02/15/24 - 04/15/40	13,222	14,756
6.50%, 04/15/26	20	23
5.50%, 11/15/32 - 02/15/36	171	190
7.00%, 01/15/33 - 05/15/33	30	36
5.00%, 06/20/33 - 11/15/41	22,521	24,477
4.00%, 06/15/39 - 02/15/42	3,965	4,127
4.50%, 06/15/40 - 05/15/42	5,625	6,017
3.00%, 01/15/44, TBA (g)	4,500	4,348
3.50%, 01/15/44, TBA (g)	17,900	18,057

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
4.00%, 01/15/44, TBA (g)	6,700	6,962
4.50%, 01/15/44, TBA (g)	3,800	4,063
5.50%, 01/15/44, TBA (g)	3,000	3,295
REMIC, 7.50%, 09/16/35	13	15

		86,366

Total Government and Agency Obligations (cost $825,987)		825,246

SHORT TERM INVESTMENTS - 8.6%

Investment Companies - 6.0%
JNL Money Market Fund, 0.01% (a) (h)	200,637	200,637

Securities Lending Collateral - 2.6%
Securities Lending Cash Collateral Fund LLC, 0.22% (a) (h)	88,292	88,292

Total Short Term Investments (cost $288,929)		288,929

Total Investments - 108.8% (cost $3,107,926)		3,641,950
Total Forward Sales Commitments - (1.4%) (proceeds $47,928)		(47,960)
Other Assets and Liabilities, Net - (7.4%)		(247,158)

Total Net Assets - 100.0%		$3,346,832

FORWARD SALES COMMITMENTS - 1.4%

GOVERNMENT AND AGENCY OBLIGATIONS - 1.4%

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 1.4%

Federal Home Loan Mortgage Corp. - 1.0%
Federal Home Loan Mortgage Corp.
4.50%, 01/15/44, TBA (g)	$30,000	$31,761
5.00%, 01/15/44, TBA (g)	1,750	1,888

		33,649

Government National Mortgage Association - 0.4%
Government National Mortgage Association, 5.00%, 01/15/44, TBA (g)	13,200	14,311

Total Forward Sales Commitments - 1.4% (proceeds $47,928)		$47,960

JNL/WMC Value Fund

COMMON STOCKS - 97.4%

CONSUMER DISCRETIONARY - 12.2%
AutoZone Inc. (c)	45	$21,589
CBS Corp. - Class B	209	13,296
Comcast Corp. - Class A	457	23,755
General Motors Co. (c)	186	7,599
Home Depot Inc.	210	17,318
Interpublic Group of Cos. Inc.	712	12,600
Kohl’s Corp.	181	10,270
Lowe’s Cos. Inc.	434	21,491
Newell Rubbermaid Inc.	535	17,346
Nordstrom Inc.	219	13,518
Pulte Homes Inc.	745	15,172
PVH Corp.	170	23,092
Thomson Reuters Corp.	421	15,904

		212,950

CONSUMER STAPLES - 5.1%
Anheuser-Busch InBev NV - ADR	193	20,543
CVS Caremark Corp.	330	23,616
Diageo Plc - ADR	142	18,826
Kraft Foods Group Inc.	223	12,002

	Shares/Par (p)	Value
Philip Morris International Inc.	169	14,682

		89,669

ENERGY - 11.7%
Anadarko Petroleum Corp.	191	15,155
Chevron Corp.	438	54,731
EOG Resources Inc.	97	16,250
Exxon Mobil Corp.	349	35,355
Halliburton Co.	490	24,861
Marathon Oil Corp.	544	19,218
Occidental Petroleum Corp.	228	21,707
Southwestern Energy Co. (c)	415	16,304

		203,581

FINANCIALS - 26.3%
ACE Ltd.	303	31,388
American International Group Inc.	383	19,566
Ameriprise Financial Inc.	176	20,241
BB&T Corp.	528	19,706
BlackRock Inc.	86	27,267
Chubb Corp.	149	14,378
Citigroup Inc.	594	30,958
Credit Suisse Group AG - ADR (e)	319	9,915
Goldman Sachs Group Inc.	140	24,818
Host Hotels & Resorts Inc.	722	14,036
IntercontinentalExchange Group Inc	108	24,348
JPMorgan Chase & Co.	1,065	62,289
Marsh & McLennan Cos. Inc.	634	30,670
PNC Financial Services Group Inc.	482	37,403
Principal Financial Group Inc.	286	14,127
Unum Group	403	14,153
Wells Fargo & Co.	1,416	64,282

		459,545

HEALTH CARE - 11.9%
Amgen Inc.	174	19,827
AstraZeneca Plc - ADR	145	8,621
Baxter International Inc.	282	19,647
Covidien Plc	344	23,450
Johnson & Johnson	220	20,154
Merck & Co. Inc.	864	43,246
Pfizer Inc.	302	9,258
Roche Holding AG	87	24,426
UnitedHealth Group Inc.	418	31,439
Zoetis Inc. - Class A	220	7,206

		207,274

INDUSTRIALS - 10.1%
3M Co.	128	17,961
Boeing Co.	89	12,208
Eaton Corp. Plc	337	25,675
General Electric Co.	1,290	36,170
Illinois Tool Works Inc.	178	15,002
Ingersoll-Rand Plc	273	16,790
PACCAR Inc.	205	12,143
Spirit Aerosystems Holdings Inc. - Class A (c)	525	17,901
United Technologies Corp.	202	22,977

		176,827

INFORMATION TECHNOLOGY - 11.7%
Analog Devices Inc.	330	16,796
Cisco Systems Inc.	2,023	45,423
EMC Corp.	1,198	30,124
Intel Corp.	1,154	29,959
Maxim Integrated Products Inc.	547	15,279
Microsoft Corp.	605	22,635
Symantec Corp.	1,016	23,953

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2013

	Shares/Par (p)	Value
Xilinx Inc.	449	20,606

		204,775

MATERIALS - 4.1%
Dow Chemical Co.	457	20,309
E.I. du Pont de Nemours & Co.	170	11,057
International Paper Co.	325	15,912
Nucor Corp.	192	10,248
Steel Dynamics Inc.	678	13,249

		70,775

TELECOMMUNICATION SERVICES - 1.7%
Verizon Communications Inc.	591	29,055

UTILITIES - 2.6%
Edison International	248	11,474
Entergy Corp.	156	9,861
NextEra Energy Inc.	116	9,964
Northeast Utilities	313	13,256

		44,555

Total Common Stocks (cost $1,216,649)		1,699,006

SHORT TERM INVESTMENTS - 3.0%

Investment Companies - 2.8%
JNL Money Market Fund, 0.01% (a) (h)	49,376	49,376
Securities Lending Collateral - 0.2%
Securities Lending Cash Collateral Fund LLC, 0.22% (a) (h)	3,938	3,938

Total Short Term Investments (cost $53,314)		53,314

Total Investments - 100.4% (cost $1,269,963)		1,752,320
Other Assets and Liabilities, Net - (0.4%)		(7,024)

Total Net Assets - 100.0%		$1,745,296

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Notes to Schedules of Investments (in thousands)

December 31, 2013

(a)	Investment in affiliate.
(b)	Consolidated Schedule of Investments.
(c)	Non-income producing security.
(d)	Issuer was in bankruptcy and/or was in default relating to principal and/or interest.
(e)	All or portion of the security was on loan.
(f)

Security fair valued in good faith in accordance with the procedures approved by the Trust’s Board of Trustees (“Board”). Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(g)

All or a portion of the security was purchased on a delayed delivery basis. As of December 31, 2013, the total payable for investments purchased on a delayed delivery basis (in thousands) was as follows: JNL/Capital Guardian Global Balanced Fund $7,104; JNL/Goldman Sachs Core Plus Bond Fund $44,476; JNL/Mellon Capital Bond Index Fund $144,448; JNL/Neuberger Berman Strategic Income Fund $147,308; JNL/PIMCO Real Return Fund $1,904,695; JNL/PIMCO Total Return Bond Fund $1,754,388; and JNL/WMC Balanced Fund $222,287.

(h)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2013.
(i)	The security or securities in this category have a variable rate. Rate stated was in effect as of December 31, 2013.
(j)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(k)	Security is a “step-up” bond where the coupon may increase or step up at a future date. Rate stated was the coupon as of December 31, 2013.
(l)	The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.
(m)	Perpetual security.
(n)	Treasury inflation indexed note, par amount is adjusted for inflation.
(o)	All or a portion of the security is pledged or segregated as collateral. See Note 6 in the Notes to Financial Statements.
(p)	Par amounts are listed in USD unless otherwise noted. Options are quoted in unrounded number of contracts. Gold bullion is quoted in unrounded ounces.
(q)

Rule 144A, Section 4(2) of the Securities Act of 1933 or other security which is restricted to resale to institutional investors. The Sub-Adviser has not deemed these Rule 144A or Section 4(2) securities to be liquid based on procedures approved by the Board. Other securities restricted to resale to institutional investors may be liquid. See Restricted Securities in these Notes to the Schedules of Investments.

(r)

Rule 144A or Section 4(2) of the Securities Act of 1933 security which is restricted to resale to institutional investors. The Sub-Adviser has deemed these securities to be liquid based on procedures approved by the Board. As of December 31, 2013, the value of these liquid securities (in thousands) was as follows: JNL/BlackRock Global Allocation Fund, $54,335; JNL/Franklin Templeton Global Multisector Bond Fund, $233,559; JNL/Franklin Templeton Income Fund, $352,488; JNL/Franklin Templeton Mutual Shares Fund, $19,180; JNL/Goldman Sachs Core Plus Bond Fund, $81,392; JNL/Goldman Sachs Emerging Markets Debt Fund, $144,235; JNL/Ivy Asset Strategy Fund, $326,759; JNL/JPMorgan U.S. Government & Quality Bond Fund, $23,424; JNL/Lazard Emerging Markets Fund, $27,310; JNL/Mellon Capital Bond Index Fund, $2,624; JNL/Neuberger Berman Strategic Income Fund, $16,818; JNL/PIMCO Real Return Fund, $130,011; JNL/PIMCO Total Return Bond Fund, $204,270; JNL/PPM America Floating Rate Income Fund, $45,039; JNL/PPM America High Yield Bond Fund, $931,657; JNL/T. Rowe Price Short-Term Bond Fund, $347,943; JNL/WMC Balanced Fund, $57,982; JNL/WMC Money Market Fund, $76,131.

(s)	Treasury inflation indexed note, par amount is not adjusted for inflation.
(t)	The Fund had an unfunded commitment at December 31, 2013. See Unfunded Commitments in the Notes to the Financial Statements.
(u)	Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.
(v)	Convertible security.
(w)	The securities in this category are a direct debt of the agency and not collateralized by mortgages.
(x)	Investment is owned by an entity that is treated as a corporation for U.S. tax purposes, which is owned by the Fund.
(y)	Pay-in-kind security. The interest coupon earned by the security may be paid in cash or additional par.
(z)

For all items listed as “Other Securities” in this Summary Schedule of Investments, this represents issues not identified as top-fifty unaffiliated holdings in terms of value and issues or issuers not exceeding one percent individually or in aggregate, respectively, as of December 31, 2013. In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption.

*

A Summary Schedule of Investments is presented for this portfolio. A complete Schedule of Investments is available without charge, upon request, by calling the Annuity Service Center at 1-800-873-5654 or by visiting www.jackson.com or the Commission’s website, www.sec.gov.

Currencies:

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

CNH - Chinese Offshore Yuan

CNY - Chinese Yuan

COP - Colombian Peso

CRC - Costa Rican Colon

CZK - Czech Republic Korunas

DKK - Danish Krone

DOP - Dominican Peso

EGP - Egyption Pound

EUR - European Currency Unit (Euro)

GBP - British Pound

GHS - Ghanaian Cedi

HKD - Hong Kong Dollar

HUF - Hungarian Forint

NZD-New Zealand Dollar

ILS - Israeli New Sheqel

IDR - Indonesian Rupiah

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

LKR - Sri Lankan Rupee

MXN - Mexican Peso

MYR – Malaysian Ringgit

NGN - Nigerian Naira

NOK - Norwegian Krone

PEN - Peruvian Nuevo Sol

PHP - Philippine Peso

PLN - Polish Zloty

RON - Romanian New Leu

RSD - Serbian Dinar

RUB - Russian Ruble

SEK - Swedish Krona

SGD - Singapore Dollar

THB - Thai Baht

TRY - New Turkish Lira

TWD - Taiwan Dollar

USD - United States Dollar

UYU - Uruguayan Peso

ZAR - South African Rand

Abbreviations:

“-” Amount rounds to less than one thousand

ABS - Asset Backed Security

ADR - American Depositary Receipt

AMBAC - AMBAC Indemnity Corp.

ASX - Australian Stock Exchange

CAC - Cotation Assistee en Continu

CBT - Chicago Board of Trade

CDI - Chess Depository Interest

CDO - Collateralized Debt Obligation

CDX.EM - Credit Derivatives Index - Emerging Markets

CDX.NA.HY - Credit Derivatives Index - North American - High Yield

CDX.NA.IG - Credit Derivatives Index - North American - Investment Grade

CLO - Collateralized Loan Obligation

CMBS - Commercialized Mortgage Backed Security

CMBX.NA.AAA - Commercialized Mortgage Backed Securities Index - North American-AAA rated

CME - Chicago Mercantile Exchange

CPI - Consumer Price Index

CPURNSA - CPI Urban Consumers Index Non-Seasonally Adjusted

CNX - CRISIL NSE Index

JNL Series Trust Sub-Advised Funds

Notes to Schedules of Investments (in thousands)

December 31, 2013

Abbreviations: (continued)

CVA - Commanditaire Vennootschap op Aandelen

DJIA - Dow Jones Industrial Average

ETF - Exchange Traded Fund

Euro-Bobl - debt instrument issued by the Federal Republic of Germany with a term of 4.5 to 5.5 years

Euro-Bund - debt instrument issued by the Federal Republic of Germany with a term of 8.5 to 10.5 years

Euro-Buxl - debt instrument issued by the Federal Republic of Germany with a term of 24 to 35 years

Euro-BTP - debt instrument issued by the Republic of Italy with a term of 2 to 11 years

Euro-Schatz - debt instrument issued by the Federal Republic of Germany with a term of 1.75 to 2.25 years

FDR - Fiduciary Depository Receipt

FTSE - Financial Times and the London Stock Exchange

ETF - Exchange Traded Fund

GDR - Global Depository Receipt

GO - General Obligation

IBEX - Iberia Index

ICE - Intercontinental Exchange

JSE - Johannesburg Stock Exchange

KCBT - Kansas City Board of Trade

KOSPI - Korea Composite Stock Price Index

LME - London Metal Exchange

MSCI - Morgan Stanley Capital International

NASDAQ - National Association of Securities Dealers Automated Quotations

NVDR - Non-Voting Depository Receipt

NYSE - New York Stock Exchange

PJSC - Public Joint Stock Company

RB - Revenue Bond

RBOB - Reformulated Blendstock for Oxygenate Belnding

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

SDR - Swedish Depository Receipt

SGX - Singapore Exchange

SPDR - Standard & Poor’s Depository Receipt

SPI - Schedule Performance Index

TBA - To Be Announced (Securities purchased on a delayed delivery basis)

TES - Peso Denominated Treasury Bonds

ULSD - ultra-low sulfur diesel

Counterparty Abbreviations:

ABN - ABN AMRO Inc.

ANZ - ANZ Banking Group LTD.

BBH - Brown Brothers Harriman & Co.

BBP - Barclays Bank Plc

BCL - Barclays Capital Inc.

BMO - BMO Capital Markets Corp.

BNP - BNP Paribas Securities

BNY - BNY Capital Markets

BOA - Bancamerica Securities/Bank of America NA

CBA - Commonwealth Bank of Australia

CCI - Citicorp Securities, Inc.

CGM - Citigroup Global Markets

CIT - Citibank, Inc.

CSI - Credit Suisse Securities, LLC

DUB - Deutsche Bank Alex Brown Inc.

GSC - Goldman Sachs & Co.

GSI - Goldman Sachs International

HSB - HSBC Securities, Inc.

JPM - J.P. Morgan Securities, Inc.

MLP - Merrill Lynch Professional Clearing Corp.

MSC - Morgan Stanley & Co., Incorporated

MSS - Morgan Stanley Capital Services Inc.

RBC - Royal Bank Of Canada

RBS - Royal Bank Of Scotland

RGC - RBS Greenwich Capital

SCB - Standard Chartered Bank

SGB - Societe Generale Bannon LLC

SSB - State Street Brokerage Services, Inc.

TDS - TD Securities Inc.

UBS - UBS Securities LLC

WBC - Westpac Banking Corporation

WFI - Wells Fargo Securities, Inc.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees

JNL Series Trust:

We have audited the financial statements of JNL/BlackRock Commodity Securities Fund (consolidated), JNL BlackRock Global Allocation Fund (consolidated), JNL/Capital Guardian Global Balanced Fund, JNL/Capital Guardian Global Diversified Research Fund, JNL/DFA U.S. Core Equity Fund, JNL/Eagle SmallCap Equity Fund, JNL/Franklin Templeton Global Growth Fund, JNL Franklin/Templeton Global Multisector Bond Fund, JNL/Franklin Templeton Income Fund, JNL/Franklin Templeton Mutual Shares Fund, JNL/Franklin Templeton Small Cap Value Fund, JNL/Goldman Sachs Emerging Markets Debt Fund, JNL/Goldman Sachs Mid Cap Value Fund, JNL/Goldman Sachs U.S. Equity Flex Fund, JNL/Invesco Global Real Estate Fund, JNL/Invesco International Growth Fund, JNL/Invesco Large Cap Growth Fund, JNL/Invesco Small Cap Growth Fund, JNL/Ivy Asset Strategy Fund (consolidated), JNL/JPMorgan International Value Fund, JNL/JPMorgan MidCap Growth Fund, JNL/Lazard Emerging Markets Fund, JNL/Mellon Capital Emerging Market Index Fund, JNL/Mellon Capital S&P 500 Index Fund, JNL/Mellon Capital S&P 400 MidCap Index Fund, JNL/Mellon Capital Small Cap Index Fund, JNL/Mellon Capital International Index Fund, JNL/Mellon Capital Bond Index Fund, JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund, JNL/Neuberger Berman Strategic Income Fund, JNL/Oppenheimer Global Growth Fund, JNL/PPM America Floating Rate Income Fund, JNL/PPM America High Yield Bond Fund, JNL/T. Rowe Price Established Growth Fund, JNL/T. Rowe Price Mid-Cap Growth Fund, JNL/T. Rowe Price Short-Term Bond Fund, JNL/T. Rowe Price Value Fund, JNL/WMC Balanced Fund and JNL/WMC Value Fund (the “Funds”) as of and for the year ended December 31, 2013, and have issued our unqualified report thereon dated February 28, 2014 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Our audits included an audit of the Funds’ schedules of investments in securities (the “Schedules”) as of December 31, 2013 appearing in Item 6 of this Form N-CSR. These Schedules are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these Schedules based on our audits.

In our opinion, the Schedules referred to above, when read in conjunction with the financial statements of the Funds referred to above, present fairly, in all material respects, the information set forth therein.

/s/ KPMG LLP

Chicago, Illinois

February 28, 2014

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

No material changes have been made.

Item 11. Controls and Procedures.

(a)	The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized, and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this report on Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting. There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this report on Form N-CSR.

Item 12. Exhibits

(a)	(1) Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (as defined in Item 2(b) of Form N-CSR) is attached hereto.
(2) The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.
(3) Not applicable.

(b)	The certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Series Trust

By:	/s/ Mark D Nerud
Mark D. Nerud
Principal Executive Officer

Date:	March 6, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	March 6, 2014

By:	/s/ Gerard A.M. Oprins
Gerard A.M. Oprins
Principal Financial Officer

Date:	March 6, 2014

EXHIBIT LIST

Exhibit 12(a)(1)	Registrant’s Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act of 2002.

Exhibit 12(a)(2)	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 12(b)	Certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended.